UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103095
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 42	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 851	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America Achiever Annuity®
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 98. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
1

•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
2

•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
3

•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
4

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
5

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	8%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [2]
Variable Account Annual Expenses (assessed as an annualized rate of total variable account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.35%
Administrative Charge	0.20%
CDSC Options (eligible applicants may elect one)
Four Year CDSC Option Charge ("L Schedule Option") (no longer available)	0.20% [3]
Total Variable Account Charges (including this option only)	1.75%
No CDSC Option Charge ("C Schedule Option") (no longer available)	0.25% [4]
Total Variable Account Charges (including this option only)	1.80%
Death Benefit Options (eligible applicants may elect one)
One-Month Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.75%
Combination Enhanced Death Benefit Option Charge (available until state approval is received for the One-Month Enhanced Death Benefit Option)	0.30%
Total Variable Account Charges (including this option only)	1.85%
Combination Enhanced Death Benefit Option II Charge	0.45%
Total Variable Account Charges (including this option only)	2.00%
Beneficiary Protector II Option Charge	0.35%
Total Variable Account Charges (including this option only)	1.90%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option Charge	0.10% [5]
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.10% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

4% Extra Value Option Charge	0.25% [6]
Total Variable Account Charges (including this option only)	1.80%
10

Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.25% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

5% Extra Value Option Charge (non-New York)	0.45% [7]
Total Variable Account Charges (including this option only)	2.00%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

5% Extra Value Option Charge (New York)	0.55% [8]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.55% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Lifetime Income Option Charge	1.00% [9]
Total Variable Account Charges (including this option only)	2.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options/Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option Charge	0.50%
Total Variable Account Charges (including this option only)	2.05%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options/Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[10]
Nationwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider Charge (only available in NY)	1.00% [11]
7% Nationwide Lifetime Income Rider Charge (not available in NY)	1.00% [12]
10% Nationwide Lifetime Income Rider Charge	1.20% [13]
Joint Options (an applicant may purchase one only if the corresponding Nationwide Lifetime Income Rider is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider Charge (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider Charge (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider Charge (not available in NY)	0.30% [14]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.35%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option Charge	0.20%
Combination Enhanced Death Benefit Option II Charge	0.45%
Beneficiary Protector II Option Charge	0.35%
5% Extra Value Option Charge (Non-New York)	0.45%
10% Nationwide Lifetime Income Rider Charge	1.20% [15]
Joint Option for the 10% Nationwide Lifetime Income Rider Charge	0.30% [15]
Maximum Possible Total Variable Account Charges	4.50% [16]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	Range of L Schedule Option CDSC over time:

11

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
[4]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[5]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option eight years from the date the contract was issued.
[6]	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option eight years from the date the contract was issued.
[7]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option eight years from the date the contract was issued.
[8]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) seven years from the date the contract was issued.
[9]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[10]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[11]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[12]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[13]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[15]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[16]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	6.31%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
12

Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.50%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying MutualFund Operating Expenses (6.31%)	$1,835	$3,693	$5,299	$8,600	*	$3,193	$4,999	$8,600	$1,135	$3,193	$4,999	$8,600
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,215	$2,041	$2,865	$5,112	*	$1,541	$2,565	$5,112	$ 515	$1,541	$2,565	$5,112
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
13

Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
14

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments withdrawn.
CDSC Options
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets.
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.25% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
15

•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.10% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.25% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first eight Contract Years. This option is not available for contracts issued in the State of New York.
•	The 5% Extra Value Option (New York) applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.55% for the first seven Contract Years. This option is only available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
16

•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
17

5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
18

Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for eight years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for eight years from the date the contract was issued.
•	The charge for the 5% Extra Value Option (non-New York) will be assessed for eight years from the date the contract was issued.
•	The charge for the 5% Extra Value Option (New York) will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
19

Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
20

Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
21

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
22

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option has a GTO charge equal to 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) has a GTO charge equal to 0.45% for the first eight Contract Years.
•	The 5% Extra Value Option (New York) has a GTO charge equal to 0.55% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
23

•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option has a Fixed Account charge equal to 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) has a Fixed Account charge equal to 0.45% for the first eight Contract Years.
•	The 5% Extra Value Option (New York) has a Fixed Account charge equal to 0.55% for the first seven Contract Years.
24

Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, transfer rights, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
25

Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
26

•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
27

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
28

Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
29

The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	7%	6%	5%	4%	3%	2%	1%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven or eight years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
30

Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
31

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
32

Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The Combination Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.25% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
33

Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven or eight Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
•	Nationwide believes that an Extra Value Option, even after the direct and indirect costs associated with the option, will benefit the majority of Contract Owners. However, if an Extra Value Option is elected, the individual financial professional and his/her firm will receive less commission. Consult your individual financial professional for further information.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.10% of the Daily Net Assets for the first eight Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.10%.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.25% of the Daily Net Assets for the first eight Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.25%.
5% Extra Value Option (non-New York)
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is not available for contracts issued in the State of New
34

York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%. After the end of eight Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
5% Extra Value Option (New York)
Applicants can elect the 5% Extra Value Option (New York), in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is only available for contracts issued in the State of New York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.55%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the the 5% Extra Value Option (New York) and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
For contracts issued on or after May 1, 2010, Nationwide will not recapture credits except as provided in the Recapture Resulting from Exercising Free-Look Privilege section.
For contracts issued before May 1, 2010, Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the total Contract Value after a market decline.
Nationwide will not recapture credits under the Extra Value Option under any of the following circumstances:
•	If the withdrawal is not subject to a CDSC or would not be subject to a CDSC under the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after the end of seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the free look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are withdrawn pursuant to the free look right, Nationwide will recapture the entire amount credited to the contract under this
35

option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts issued on or after May 1, 2010, Nationwide will not recapture amounts credited to the contract, except as provided in the Recapture Resulting from Exercising Free-Look Privilege section.
For contracts issued before May 1, 2010, with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of the seventh Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts issued before May 1, 2010, with the 5% Extra Value Option or the 5% Extra Value Option (New York), if the Contract Owner takes a full withdrawal of contract before the end of the seventh Contract Year, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
and the 5% Extra Value Option (New York)
Contract Year	Credit Percentage Vested		Credit Percentage Subject to Recapture
1	0%		5%	(or all of the credit)
2	0.25%		4.75%	(or 95% of the credit)
3	1%		4%	(or 80% of the credit)
4	1%		4%	(or 80% of the credit)
5	1%		4%	(or 80% of the credit)
6	1%		4%	(or 80% of the credit)
7	1%		4%	(or 80% of the credit)
8 and thereafter	5%	(fully vested)	0%
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Surrender
For contracts issued on or after May 1, 2010, Nationwide will not recapture amounts credited to the contract, except as provided in the Recapture Resulting from Exercising Free-Look Privilege section.
For contracts issued before May 1, 2010, with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year 2, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 15% of purchase payments free of CDSC. Thus, he can take ($100,000 x 15%) = $15,000 without incurring a CDSC. That leaves $5,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $150.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts issued before May 1, 2010, with the 5% Extra Value Option or the 5% Extra Value Option (New York), if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
36

Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
37

If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
38

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
39

Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
40

Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit Option).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
41

Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
42

Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to
43

take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit Option
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
44

The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
45

	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Remaining Immediate Withdrawal Base	$56,000	$50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals,
46

Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is
47

invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract
48

Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
49

Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
50

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
51

Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most
52

contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be
53

immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
54

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
55

(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
56

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
57

For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
58

Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
59

Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
60

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
61

Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
62

Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
63

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
64

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
65

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first eight Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.55%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.55% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower
66

expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
67

If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
68

Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
69

Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
70

Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.55% to 4.00% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
71

Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
72

Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
73

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
74

Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
75

Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
76

•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
77

(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough
78

Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
79

2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
80

Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
81

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
82

Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
83

Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to
84

certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or
85

percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
86

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
87

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (One-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
88

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the
89

option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
90

If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
91

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
92

If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
93

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
94

Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.55% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
95

Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
96

No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
97

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
98

Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103095
99

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
100

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
101

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (formerly, Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
102

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
103

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
104

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (formerly, Janus Henderson VIT Balanced Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
105

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
106

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
107

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
108

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
109

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
110

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
111

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
112

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
113

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
114

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.55%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 4.00%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.634504	13.199877	13.45%	2,574
2018	12.755951	11.634504	-8.79%	12,676
2017	11.332970	12.755951	12.56%	14,864
2016	11.136056	11.332970	1.77%	3,437
2015	11.460383	11.136056	-2.83%	3,988
2014	11.170882	11.460383	2.59%	10,636
2013	10.137071	11.170882	10.20%	4,576
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	28.589477	34.792092	21.70%	9,697
2018	30.845017	28.589477	-7.31%	10,881
2017	26.416455	30.845017	16.76%	11,913
2016	24.156939	26.416455	9.35%	18,088
2015	24.192123	24.156939	-0.15%	21,070
2014	22.484138	24.192123	7.60%	25,857
2013	16.968235	22.484138	32.51%	29,475
2012	14.700898	16.968235	15.42%	39,166
2011	14.077320	14.700898	4.43%	52,930
2010	12.676384	14.077320	11.05%	61,830
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.645843	8.791147	14.98%	0
2018*	10.000000	7.645843	-23.54%	0
115

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	36.457031	43.035294	18.04%	68,839
2018	43.721849	36.457031	-16.62%	86,620
2017	39.351536	43.721849	11.11%	96,326
2016	32.028618	39.351536	22.86%	115,627
2015	34.497207	32.028618	-7.16%	134,594
2014	32.163015	34.497207	7.26%	138,228
2013	23.736041	32.163015	35.50%	181,412
2012	20.351798	23.736041	16.63%	171,655
2011	22.622118	20.351798	-10.04%	206,456
2010	18.151577	22.622118	24.63%	215,971
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.045066	13.986207	7.21%	743,736
2018	13.635939	13.045066	-4.33%	930,629
2017	13.359507	13.635939	2.07%	1,003,161
2016	12.998943	13.359507	2.77%	1,006,024
2015	13.537743	12.998943	-3.98%	1,102,346
2014	13.311629	13.537743	1.70%	1,177,877
2013	14.773974	13.311629	-9.90%	1,374,724
2012	13.974967	14.773974	5.72%	1,544,168
2011	12.702456	13.974967	10.02%	1,600,573
2010	12.274076	12.702456	3.49%	1,571,238
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	27.138914	33.063426	21.83%	11,800
2018	29.705515	27.138914	-8.64%	13,015
2017	25.081027	29.705515	18.44%	14,679
2016	22.504337	25.081027	11.45%	17,409
2015	24.304548	22.504337	-7.41%	20,651
2014	21.977073	24.304548	10.59%	28,182
2013	16.476523	21.977073	33.38%	32,131
2012	14.622493	16.476523	12.68%	36,621
2011	14.439706	14.622493	1.27%	52,828
2010	12.881446	14.439706	12.10%	54,621
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	25.470951	32.346563	26.99%	170,101
2018	29.727674	25.470951	-14.32%	222,463
2017	27.088025	29.727674	9.74%	262,042
2016	22.419980	27.088025	20.82%	315,448
2015	23.138464	22.419980	-3.11%	314,839
2014	20.219387	23.138464	14.44%	343,531
2013	15.810296	20.219387	27.89%	371,597
2012	13.817561	15.810296	14.42%	437,186
2011	14.153980	13.817561	-2.38%	487,832
2010	12.083621	14.153980	17.13%	490,111
116

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.304133	11.652128	13.08%	76,300
2018	10.778600	10.304133	-4.40%	16,274
2017	10.224115	10.778600	5.42%	83,569
2016	9.204695	10.224115	11.08%	45,455
2015*	10.000000	9.204695	-7.95%	6,249
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.795954	10.526281	7.46%	94,620
2018	10.023341	9.795954	-2.27%	97,631
2017	9.864440	10.023341	1.61%	77,142
2016	9.778841	9.864440	0.88%	56,138
2015*	10.000000	9.778841	-2.21%	29,370
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.646483	14.614644	25.49%	73,950
2018	12.778583	11.646483	-8.86%	68,922
2017	11.141837	12.778583	14.69%	61,287
2016	9.750852	11.141837	14.27%	43,926
2015*	10.000000	9.750852	-2.49%	19,276
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.339257	17.782839	15.93%	402,876
2018	16.859917	15.339257	-9.02%	539,493
2017	15.060111	16.859917	11.95%	607,495
2016	14.735844	15.060111	2.20%	711,578
2015	15.119219	14.735844	-2.54%	836,995
2014	15.066151	15.119219	0.35%	866,318
2013	13.375164	15.066151	12.64%	795,626
2012	12.354851	13.375164	8.26%	839,219
2011	13.023023	12.354851	-5.13%	720,896
2010	12.051594	13.023023	8.06%	671,500
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.124437	13.126548	18.00%	40,384
2018	13.402971	11.124437	-17.00%	40,597
2017	11.833554	13.402971	13.26%	47,416
2016	10.433286	11.833554	13.42%	45,136
2015	10.871107	10.433286	-4.03%	36,907
2014*	10.000000	10.871107	8.71%	14,097
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	40.195079	48.362147	20.32%	114,042
2018	44.857817	40.195079	-10.39%	130,379
2017	40.534424	44.857817	10.67%	156,879
2016	32.746128	40.534424	23.78%	195,424
2015	34.055038	32.746128	-3.84%	227,890
2014	32.905931	34.055038	3.49%	246,402
2013	23.752825	32.905931	38.53%	261,950
2012	20.846103	23.752825	13.94%	261,885
2011	21.055151	20.846103	-0.99%	318,473
2010	16.996631	21.055151	23.88%	320,250
117

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	30.050337	38.572542	28.36%	276,897
2018	32.083672	30.050337	-6.34%	354,009
2017	26.884464	32.083672	19.34%	408,124
2016	24.503137	26.884464	9.72%	491,638
2015	24.674634	24.503137	-0.70%	546,705
2014	22.159301	24.674634	11.35%	512,635
2013	17.089697	22.159301	29.66%	555,476
2012	15.033087	17.089697	13.68%	608,660
2011	15.025800	15.033087	0.05%	669,330
2010	13.325154	15.025800	12.76%	708,428
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	25.848901	34.499720	33.47%	116,001
2018	28.265880	25.848901	-8.55%	147,368
2017	22.604266	28.265880	25.05%	180,586
2016	21.330827	22.604266	5.97%	202,154
2015	22.271050	21.330827	-4.22%	258,081
2014	20.979660	22.271050	6.16%	289,396
2013	17.636844	20.979660	18.95%	319,701
2012	16.266161	17.636844	8.43%	380,775
2011	15.193860	16.266161	7.06%	380,244
2010	13.414718	15.193860	13.26%	306,425
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	21.293342	25.468552	19.61%	3,776
2018	26.799653	21.293342	-20.55%	3,887
2017	21.886397	26.799653	22.45%	4,798
2016	19.034306	21.886397	14.98%	4,401
2015	19.834285	19.034306	-4.03%	5,733
2014	19.883805	19.834285	-0.25%	5,950
2013	13.626244	19.883805	45.92%	6,960
2012	11.511420	13.626244	18.37%	17,996
2011	13.605022	11.511420	-15.39%	43,250
2010	10.563674	13.605022	28.79%	12,664
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.630215	11.047441	14.72%	2,170
2018	10.190161	9.630215	-5.49%	9,299
2017*	10.000000	10.190161	1.90%	12,807
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.578809	17.073984	25.74%	29,562
2018	16.607913	13.578809	-18.24%	55,310
2017	15.093906	16.607913	10.03%	68,405
2016	11.695287	15.093906	29.06%	61,951
2015	12.700163	11.695287	-7.91%	41,161
2014	12.213897	12.700163	3.98%	34,007
2013*	10.000000	12.213897	22.14%	9,836
118

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.426483	10.991497	5.42%	165,181
2018	10.600658	10.426483	-1.64%	240,357
2017	10.408777	10.600658	1.84%	165,642
2016	9.704090	10.408777	7.26%	143,495
2015	9.955652	9.704090	-2.53%	26,478
2014	10.054852	9.955652	-0.99%	96,587
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.045813	10.679207	18.06%	9,607
2018*	10.000000	9.045813	-9.54%	8,012
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	13.721843	14.747848	7.48%	278,163
2018	14.049148	13.721843	-2.33%	313,188
2017	13.754037	14.049148	2.15%	338,698
2016	13.493432	13.754037	1.93%	230,671
2015	13.766370	13.493432	-1.98%	309,315
2014	13.508571	13.766370	1.91%	335,047
2013	13.619051	13.508571	-0.81%	356,845
2012	12.639973	13.619051	7.75%	401,860
2011	12.587881	12.639973	0.41%	390,276
2010	11.808077	12.587881	6.60%	424,840
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.231051	10.469167	27.19%	7,564
2018*	10.000000	8.231051	-17.69%	1,013
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.024514	18.260869	13.96%	345,596
2018	17.002826	16.024514	-5.75%	392,680
2017	15.310482	17.002826	11.05%	447,666
2016	14.777946	15.310482	3.60%	499,015
2015	15.090651	14.777946	-2.07%	573,573
2014	14.708835	15.090651	2.60%	568,764
2013	13.198648	14.708835	11.44%	598,696
2012	12.015199	13.198648	9.85%	653,903
2011	12.256335	12.015199	-1.97%	579,493
2010	11.061456	12.256335	10.80%	470,720
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.903720	19.949932	18.02%	1,096,263
2018	18.282567	16.903720	-7.54%	1,249,317
2017	15.972377	18.282567	14.46%	1,310,205
2016	15.333394	15.972377	4.17%	1,391,795
2015	15.646628	15.333394	-2.00%	1,550,124
2014	15.194722	15.646628	2.97%	1,566,549
2013	13.347093	15.194722	13.84%	1,678,713
2012	11.990478	13.347093	11.31%	1,629,688
2011	12.331976	11.990478	-2.77%	1,549,965
2010	10.956123	12.331976	12.56%	1,563,431
119

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	18.010863	22.007237	22.19%	103,478
2018	19.898817	18.010863	-9.49%	114,506
2017	16.745783	19.898817	18.83%	141,144
2016	15.989548	16.745783	4.73%	200,042
2015	16.327768	15.989548	-2.07%	289,064
2014	15.833792	16.327768	3.12%	230,878
2013	13.247006	15.833792	19.53%	205,673
2012	11.682452	13.247006	13.39%	185,261
2011	12.211508	11.682452	-4.33%	182,774
2010	10.702903	12.211508	14.10%	186,854
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.203484	13.689717	22.19%	133,393
2018	11.909798	11.203484	-5.93%	113,801
2017	10.417793	11.909798	14.32%	50,494
2016*	10.000000	10.417793	4.18%	30,404
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	34.151438	44.137482	29.24%	3,491
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.369433	13.374075	8.12%	177,299
2018	16.702104	12.369433	-25.94%	231,648
2017	17.448583	16.702104	-4.28%	238,057
2016	13.274683	17.448583	31.44%	285,837
2015	17.014476	13.274683	-21.98%	302,953
2014	19.811770	17.014476	-14.12%	458,688
2013	16.209679	19.811770	22.22%	498,248
2012	15.721196	16.209679	3.11%	511,119
2011	16.844048	15.721196	-6.67%	575,247
2010	14.358399	16.844048	17.31%	564,074
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	25.038042	31.331878	25.14%	431,201
2018	27.808671	25.038042	-9.96%	514,748
2017	25.073395	27.808671	10.91%	560,344
2016	21.635545	25.073395	15.89%	649,274
2015	22.948871	21.635545	-5.72%	731,219
2014	21.488075	22.948871	6.80%	827,306
2013	17.074776	21.488075	25.85%	891,906
2012	14.817127	17.074776	15.24%	953,456
2011	14.952013	14.817127	-0.90%	969,687
2010	13.215817	14.952013	13.14%	1,010,044
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.539053	14.731978	27.67%	35,444
2018	12.908378	11.539053	-10.61%	36,829
2017	11.243311	12.908378	14.81%	26,016
2016*	10.000000	11.243311	12.43%	13,368
120

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	33.464877	44.140239	31.90%	240,448
2018	34.142338	33.464877	-1.98%	262,202
2017	25.722495	34.142338	32.73%	307,270
2016	25.983464	25.722495	-1.00%	322,301
2015	24.688001	25.983464	5.25%	394,618
2014	22.588955	24.688001	9.29%	392,894
2013	16.870846	22.588955	33.89%	380,261
2012	14.979593	16.870846	12.63%	406,581
2011	15.219885	14.979593	-1.58%	546,779
2010	12.481090	15.219885	21.94%	438,098
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.044829	15.127492	7.71%	1,699,443
2018	14.380368	14.044829	-2.33%	2,061,655
2017	14.045468	14.380368	2.38%	2,129,741
2016	13.654550	14.045468	2.86%	2,410,510
2015	13.988397	13.654550	-2.39%	2,609,150
2014	13.452867	13.988397	3.98%	2,620,287
2013	13.953200	13.452867	-3.59%	2,471,018
2012	13.421311	13.953200	3.96%	2,469,672
2011	12.736022	13.421311	5.38%	2,511,593
2010	12.028607	12.736022	5.88%	2,907,876
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	39.046143	47.348619	21.26%	339,432
2018	46.539652	39.046143	-16.10%	381,225
2017	39.216358	46.539652	18.67%	468,064
2016	35.588743	39.216358	10.19%	535,651
2015	36.747618	35.588743	-3.15%	622,251
2014	35.202866	36.747618	4.39%	677,957
2013	26.317025	35.202866	33.76%	758,815
2012	23.334246	26.317025	12.78%	863,783
2011	26.586313	23.334246	-12.23%	923,515
2010	21.003506	26.586313	26.58%	975,305
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	22.230759	27.905103	25.52%	142,263
2018	26.585923	22.230759	-16.38%	174,425
2017	20.773639	26.585923	27.98%	191,694
2016	22.273235	20.773639	-6.73%	231,293
2015	21.901938	22.273235	1.70%	250,823
2014	24.259602	21.901938	-9.72%	7,855
2013	18.930646	24.259602	28.15%	9,158
2012	15.974082	18.930646	18.51%	10,736
2011	19.628877	15.974082	-18.62%	14,747
2010	17.670650	19.628877	11.08%	11,501
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.324809	13.707960	21.04%	12,918
2018	12.297976	11.324809	-7.91%	6,645
2017	12.037067	12.297976	2.17%	2,239
121

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	30.231909	39.912348	32.02%	28,698
2018	37.224363	30.231909	-18.78%	34,773
2017	31.749219	37.224363	17.24%	38,523
2016	29.511409	31.749219	7.58%	42,827
2015	30.963952	29.511409	-4.69%	46,550
2014	29.528270	30.963952	4.86%	56,611
2013	23.038865	29.528270	28.17%	60,711
2012	18.417692	23.038865	25.09%	65,732
2011	20.565803	18.417692	-10.45%	72,547
2010	16.534477	20.565803	24.38%	96,241
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.561105	14.822297	18.00%	73,959
2018	14.122672	12.561105	-11.06%	104,287
2017	12.809929	14.122672	10.25%	122,192
2016	11.495830	12.809929	11.43%	139,639
2015	12.450425	11.495830	-7.67%	155,973
2014	12.296248	12.450425	1.25%	209,659
2013	10.091057	12.296248	21.85%	302,502
2012	8.887578	10.091057	13.54%	354,982
2011	9.168592	8.887578	-3.06%	437,846
2010	8.446738	9.168592	8.55%	393,407
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.692106	17.929814	14.26%	379,087
2018	16.657502	15.692106	-5.80%	427,878
2017	15.426755	16.657502	7.98%	508,514
2016	13.741864	15.426755	12.26%	620,292
2015	15.017640	13.741864	-8.50%	740,613
2014	14.581037	15.017640	2.99%	974,259
2013	12.998413	14.581037	12.18%	998,497
2012	11.720588	12.998413	10.90%	1,070,036
2011	11.627489	11.720588	0.80%	1,226,056
2010	10.482089	11.627489	10.93%	1,260,916
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	30.128523	38.332218	27.23%	220,619
2018	32.241819	30.128523	-6.55%	254,819
2017	27.163426	32.241819	18.70%	285,229
2016	23.775707	27.163426	14.25%	319,014
2015	25.064386	23.775707	-5.14%	366,635
2014	23.416383	25.064386	7.04%	500,431
2013	18.339944	23.416383	27.68%	547,727
2012	16.639034	18.339944	10.22%	545,943
2011	15.943958	16.639034	4.36%	541,695
2010	13.423611	15.943958	18.78%	558,201
122

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	35.235306	43.829126	24.39%	244,614
2018	41.083502	35.235306	-14.23%	285,894
2017	37.711520	41.083502	8.94%	338,743
2016	29.421740	37.711520	28.18%	409,641
2015	32.268717	29.421740	-8.82%	483,348
2014	32.590722	32.268717	-0.99%	473,752
2013	24.298298	32.590722	34.13%	485,140
2012	20.848172	24.298298	16.55%	572,616
2011	22.003150	20.848172	-5.25%	677,386
2010	17.430098	22.003150	26.24%	655,199
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.785330	12.205552	24.73%	99,013
2018	11.804949	9.785330	-17.11%	128,601
2017	8.539463	11.804949	38.24%	224,721
2016	7.385369	8.539463	15.63%	248,279
2015	9.330878	7.385369	-20.85%	284,161
2014*	10.000000	9.330878	-6.69%	346,511
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	20.153802	22.327364	10.78%	198,822
2018	24.211786	20.153802	-16.76%	212,612
2017	21.073959	24.211786	14.89%	230,080
2016	19.971817	21.073959	5.52%	289,399
2015	21.694907	19.971817	-7.94%	311,425
2014	24.796913	21.694907	-12.51%	381,933
2013	20.482248	24.796913	21.07%	14,675
2012	17.597006	20.482248	16.40%	15,535
2011	20.000636	17.597006	-12.02%	20,340
2010	18.739899	20.000636	6.73%	21,562
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.386191	9.426710	0.43%	307,121
2018	9.353549	9.386191	0.35%	409,299
2017	9.320909	9.353549	0.35%	461,090
2016	9.196995	9.320909	1.35%	580,666
2015	9.762040	9.196995	-5.79%	630,943
2014	9.737247	9.762040	0.25%	710,027
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.664364	12.854320	10.20%	238
2018	12.386080	11.664364	-5.83%	265
2017	11.122226	12.386080	11.36%	1,011
2016	10.827226	11.122226	2.72%	1,011
2015	11.676977	10.827226	-7.28%	4,073
2014	11.410617	11.676977	2.33%	6,322
2013	10.205677	11.410617	11.81%	4,210
2012*	10.000000	10.205677	2.06%	1,369
123

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.389854	10.059830	7.14%	0
2018*	10.000000	9.389854	-6.10%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.550717	9.874056	3.39%	10,238
2018	10.220581	9.550717	-6.55%	9,838
2017	10.013106	10.220581	2.07%	21,267
2016	10.219744	10.013106	-2.02%	14,385
2015	10.192204	10.219744	0.27%	9,000
2014	9.891762	10.192204	3.04%	6,155
2013*	10.000000	9.891762	-1.08%	6,299
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.297200	23.232240	34.31%	33,434
2018	18.282338	17.297200	-5.39%	38,641
2017	14.618348	18.282338	25.06%	40,153
2016	14.554318	14.618348	0.44%	40,412
2015	14.113080	14.554318	3.13%	62,432
2014	13.252711	14.113080	6.49%	73,317
2013	9.629256	13.252711	37.63%	73,772
2012*	10.000000	9.629256	-3.71%	82,767
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.299307	16.371365	23.10%	10,340
2018	15.282648	13.299307	-12.98%	10,683
2017	13.538714	15.282648	12.88%	2,310
2016	12.151783	13.538714	11.41%	3,146
2015	12.895118	12.151783	-5.76%	4,323
2014	12.573861	12.895118	2.55%	3,910
2013	9.941884	12.573861	26.47%	6,532
2012*	10.000000	9.941884	-0.58%	567
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	34.068147	44.089911	29.42%	131,739
2018	39.959675	34.068147	-14.74%	151,072
2017	29.773211	39.959675	34.21%	186,503
2016	30.288258	29.773211	-1.70%	238,371
2015	29.675357	30.288258	2.07%	285,812
2014	29.535338	29.675357	0.47%	359,297
2013	23.623841	29.535338	25.02%	39,730
2012	19.839975	23.623841	19.07%	47,059
2011	22.030330	19.839975	-9.94%	54,707
2010	19.339947	22.030330	13.91%	54,037
124

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.895518	10.775438	8.89%	61,878
2018	10.530183	9.895518	-6.03%	74,481
2017	10.086630	10.530183	4.40%	104,235
2016	9.640989	10.086630	4.62%	109,048
2015	10.043051	9.640989	-4.00%	128,043
2014	9.953183	10.043051	0.90%	134,764
2013	10.147135	9.953183	-1.91%	167,509
2012*	10.000000	10.147135	1.47%	178,486
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.644728	10.889665	25.97%	32,676
2018	10.915915	8.644728	-20.81%	50,704
2017	8.768423	10.915915	24.49%	73,236
2016	9.154683	8.768423	-4.22%	49,276
2015	9.018701	9.154683	1.51%	43,635
2014*	10.000000	9.018701	-9.81%	20,134
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	27.004017	35.023111	29.70%	570,846
2018	29.848583	27.004017	-9.53%	688,584
2017	25.993004	29.848583	14.83%	811,195
2016	23.721000	25.993004	9.58%	1,024,899
2015	23.368437	23.721000	1.51%	1,201,601
2014	21.500193	23.368437	8.69%	1,210,198
2013	16.615011	21.500193	29.40%	1,198,606
2012	14.473280	16.615011	14.80%	1,295,417
2011	14.747056	14.473280	-1.86%	1,436,298
2010	12.932424	14.747056	14.03%	1,594,658
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	37.470448	46.530253	24.18%	115,860
2018	42.547833	37.470448	-11.93%	125,935
2017	37.938378	42.547833	12.15%	148,672
2016	32.746920	37.938378	15.85%	166,246
2015	35.421019	32.746920	-7.55%	202,084
2014	32.223189	35.421019	9.92%	219,979
2013	23.275125	32.223189	38.44%	250,569
2012	20.092105	23.275125	15.84%	288,510
2011	20.905984	20.092105	-3.89%	307,689
2010	17.256239	20.905984	21.15%	316,561
125

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.639047	17.550854	19.89%	176,596
2018	15.726197	14.639047	-6.91%	232,282
2017	13.505250	15.726197	16.45%	290,808
2016	14.078872	13.505250	-4.07%	367,965
2015	15.602872	14.078872	-9.77%	456,495
2014	16.729397	15.602872	-6.73%	550,011
2013	13.579823	16.729397	23.19%	485,079
2012	11.574555	13.579823	17.32%	470,846
2011	12.669400	11.574555	-8.64%	582,059
2010	11.841463	12.669400	6.99%	501,739
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.557110	13.746189	9.47%	57,954
2018	13.031508	12.557110	-3.64%	95,806
2017	12.407450	13.031508	5.03%	129,432
2016	10.846524	12.407450	14.39%	134,991
2015	11.783849	10.846524	-7.95%	145,604
2014	11.745654	11.783849	0.33%	178,028
2013	10.796943	11.745654	8.79%	206,177
2012*	10.000000	10.796943	7.97%	128,775
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.265186	22.088627	35.80%	64,385
2018	16.532375	16.265186	-1.62%	59,914
2017	13.232761	16.532375	24.94%	38,752
2016	12.665917	13.232761	4.48%	37,969
2015	13.654603	12.665917	-7.24%	53,373
2014	12.857748	13.654603	6.20%	61,907
2013	10.051048	12.857748	27.92%	61,399
2012*	10.000000	10.051048	0.51%	30,600
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	27.324086	32.892273	20.38%	19,078
2018	27.637470	27.324086	-1.13%	18,142
2017	23.762031	27.637470	16.31%	17,361
2016	23.134842	23.762031	2.71%	19,060
2015	23.403009	23.134842	-1.15%	20,884
2014	21.962131	23.403009	6.56%	27,721
2013	18.620463	21.962131	17.95%	28,421
2012	16.682956	18.620463	11.61%	43,936
2011	16.718524	16.682956	-0.21%	52,520
2010	15.706334	16.718524	6.44%	55,094
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.722146	10.459471	7.58%	64,470
2018	10.004767	9.722146	-2.82%	80,506
2017	9.832188	10.004767	1.76%	66,149
2016	9.769508	9.832188	0.64%	64,639
2015*	10.000000	9.769508	-2.30%	44,194
126

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	41.717014	56.205835	34.73%	150,562
2018	41.661468	41.717014	0.13%	190,978
2017	32.551236	41.661468	27.99%	224,411
2016	32.432320	32.551236	0.37%	262,701
2015	29.429792	32.432320	10.20%	348,452
2014	27.559455	29.429792	6.79%	354,239
2013	21.387456	27.559455	28.86%	391,210
2012	17.540103	21.387456	21.93%	449,855
2011	19.144682	17.540103	-8.38%	463,680
2010	18.262625	19.144682	4.83%	577,239
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.352014	33.294237	42.58%	127,067
2018	23.508058	23.352014	-0.66%	140,733
2017	16.476604	23.508058	42.68%	175,196
2016	14.699211	16.476604	12.09%	110,962
2015	14.267806	14.699211	3.02%	205,729
2014	13.253541	14.267806	7.65%	61,111
2013	9.943153	13.253541	33.29%	59,472
2012*	10.000000	9.943153	-0.57%	62,631
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	26.004994	32.439391	24.74%	72,097
2018	31.128696	26.004994	-16.46%	86,586
2017	24.171333	31.128696	28.78%	114,773
2016	26.316033	24.171333	-8.15%	130,011
2015	29.311209	26.316033	-10.22%	156,390
2014	33.871823	29.311209	-13.46%	160,318
2013	30.105492	33.871823	12.51%	179,302
2012	27.019283	30.105492	11.42%	226,402
2011	40.560931	27.019283	-33.39%	6,514
2010	32.954500	40.560931	23.08%	5,714
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.711468	10.132384	16.31%	49,584
2018	10.865801	8.711468	-19.83%	123,555
2017	8.633840	10.865801	25.85%	178,417
2016	7.260617	8.633840	18.91%	96,029
2015	9.225222	7.260617	-21.30%	59,016
2014	9.826132	9.225222	-6.12%	23,606
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.920884	10.588522	6.73%	50,047
2018	10.182463	9.920884	-2.57%	61,974
2017	9.957597	10.182463	2.26%	30,402
2016*	10.000000	9.957597	-0.42%	30,167
127

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.054895	22.330063	39.09%	21,944
2018	16.594093	16.054895	-3.25%	27,760
2017	13.341466	16.594093	24.38%	20,302
2016	12.455044	13.341466	7.12%	16,713
2015	12.928562	12.455044	-3.66%	30,677
2014	14.196075	12.928562	-8.93%	48,216
2013	10.210748	14.196075	39.03%	64,500
2012*	10.000000	10.210748	2.11%	9,451
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	30.764807	39.224747	27.50%	641,930
2018	34.862648	30.764807	-11.75%	793,212
2017	30.174995	34.862648	15.53%	930,109
2016	26.937803	30.174995	12.02%	1,131,989
2015	27.619897	26.937803	-2.47%	1,282,415
2014	25.457464	27.619897	8.49%	1,291,825
2013	19.069969	25.457464	33.50%	1,302,751
2012	16.715993	19.069969	14.08%	1,370,276
2011	17.058201	16.715993	-2.01%	1,482,808
2010	15.579184	17.058201	9.49%	1,630,493
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.839586	8.40%	4,069
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.595817	21.767033	23.71%	225,892
2018	19.799865	17.595817	-11.13%	265,149
2017	15.857691	19.799865	24.86%	326,678
2016	15.510831	15.857691	2.24%	362,291
2015	14.818475	15.510831	4.67%	400,839
2014	14.883196	14.818475	-0.43%	356,461
2013	11.844304	14.883196	25.66%	301,126
2012	10.377863	11.844304	14.13%	227,154
2011	10.731658	10.377863	-3.30%	174,273
2010*	10.000000	10.731658	7.32%	66,675
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.648308	17.381493	37.42%	52,659
2018	12.775008	12.648308	-0.99%	60,412
2017	10.129121	12.775008	26.12%	66,744
2016	9.720309	10.129121	4.21%	87,929
2015*	10.000000	9.720309	-2.80%	95,841
128

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	13.376914	14.566955	8.90%	88,790
2018	13.713564	13.376914	-2.45%	103,760
2017	13.153525	13.713564	4.26%	122,023
2016	12.620477	13.153525	4.22%	139,460
2015	12.926754	12.620477	-2.37%	140,059
2014	12.206768	12.926754	5.90%	167,230
2013	12.471297	12.206768	-2.12%	206,222
2012	11.601585	12.471297	7.50%	231,020
2011	11.179657	11.601585	3.77%	251,881
2010	10.626812	11.179657	5.20%	268,288
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	23.146567	26.016740	12.40%	1,119
2018	25.294966	23.146567	-8.49%	1,228
2017	23.444812	25.294966	7.89%	2,584
2016	21.534410	23.444812	8.87%	2,619
2015	22.133608	21.534410	-2.71%	2,623
2014	21.850525	22.133608	1.30%	2,634
2013	24.324544	21.850525	-10.17%	2,727
2012	20.961342	24.324544	16.04%	2,898
2011	19.919197	20.961342	5.23%	3,274
2010	18.436694	19.919197	8.04%	2,434
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.338938	11.756377	25.89%	28,222
2018	10.299360	9.338938	-9.33%	30,465
2017	9.295057	10.299360	10.80%	42,705
2016	8.211898	9.295057	13.19%	17,325
2015*	10.000000	8.211898	-17.88%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.573035	21.453102	22.08%	20,560
2018	19.232452	17.573035	-8.63%	25,218
2017	16.622334	19.232452	15.70%	28,448
2016	15.209627	16.622334	9.29%	32,846
2015	16.641862	15.209627	-8.61%	39,132
2014	17.260147	16.641862	-3.58%	44,919
2013	13.289650	17.260147	29.88%	69,975
2012	11.008509	13.289650	20.72%	62,433
2011	11.284264	11.008509	-2.44%	66,192
2010*	10.000000	11.284264	12.84%	1,991
129

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.340608	19.430708	18.91%	13,562,750
2018	17.469143	16.340608	-6.46%	16,359,819
2017	15.323337	17.469143	14.00%	17,374,207
2016	14.278856	15.323337	7.31%	17,620,682
2015	14.362314	14.278856	-0.58%	18,127,126
2014	13.895004	14.362314	3.36%	18,819,574
2013	11.448043	13.895004	21.37%	19,692,639
2012	10.049284	11.448043	13.92%	19,936,865
2011	10.113208	10.049284	-0.63%	20,331,517
2010	9.170310	10.113208	10.28%	20,831,959
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.322325	12.148184	7.29%	5,242,860
2018	11.626363	11.322325	-2.62%	6,526,211
2017	11.441434	11.626363	1.62%	6,680,535
2016	11.321018	11.441434	1.06%	6,603,606
2015	11.525887	11.321018	-1.78%	7,065,352
2014	11.152136	11.525887	3.35%	7,149,594
2013	11.626980	11.152136	-4.08%	7,640,303
2012	11.251651	11.626980	3.34%	7,010,297
2011	10.809588	11.251651	4.09%	6,833,016
2010	10.359202	10.809588	4.35%	6,986,244
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.070199	23.977355	32.69%	431,635
2018	20.265918	18.070199	-10.83%	519,383
2017	15.716928	20.265918	28.94%	536,950
2016	15.933851	15.716928	-1.36%	713,245
2015	15.190783	15.933851	4.89%	770,815
2014	15.151816	15.190783	0.26%	839,547
2013	11.963698	15.151816	26.65%	933,347
2012	9.953969	11.963698	20.19%	959,622
2011	11.148227	9.953969	-10.71%	1,081,967
2010	10.173918	11.148227	9.58%	1,229,006
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.110362	25.794913	28.27%	701,082
2018	20.563763	20.110362	-2.20%	874,431
2017	16.343498	20.563763	25.82%	987,079
2016	15.220537	16.343498	7.38%	1,215,428
2015	14.526530	15.220537	4.78%	1,395,895
2014	13.653806	14.526530	6.39%	1,571,234
2013	10.700274	13.653806	27.60%	1,706,453
2012	9.258052	10.700274	15.58%	1,892,579
2011	9.866054	9.258052	-6.16%	2,184,489
2010	8.478706	9.866054	16.36%	2,348,391
130

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.635799	20.581688	23.72%	3,605,387
2018	17.276705	16.635799	-3.71%	4,362,079
2017	14.392127	17.276705	20.04%	5,045,256
2016	13.159084	14.392127	9.37%	5,928,418
2015	13.222582	13.159084	-0.48%	6,404,575
2014	12.184579	13.222582	8.52%	6,780,728
2013	9.307720	12.184579	30.91%	7,851,187
2012	8.076510	9.307720	15.24%	8,836,965
2011	8.390989	8.076510	-3.75%	9,318,214
2010	7.680104	8.390989	9.26%	9,467,553
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.642495	16.812022	7.48%	511,112
2018	16.271712	15.642495	-3.87%	633,610
2017	15.543086	16.271712	4.69%	655,093
2016	14.530681	15.543086	6.97%	727,162
2015	15.198754	14.530681	-4.40%	769,371
2014	14.860889	15.198754	2.27%	767,480
2013	15.266530	14.860889	-2.66%	779,054
2012	13.815131	15.266530	10.51%	824,017
2011	13.294533	13.815131	3.92%	790,300
2010	12.210949	13.294533	8.87%	813,167
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	27.887982	34.870411	25.04%	332,654
2018	30.613339	27.887982	-8.90%	399,445
2017	26.420555	30.613339	15.87%	451,233
2016	22.824317	26.420555	15.76%	567,236
2015	24.799531	22.824317	-7.96%	676,867
2014	23.125702	24.799531	7.24%	666,732
2013	17.361137	23.125702	33.20%	689,057
2012	14.923373	17.361137	16.34%	716,026
2011	15.554410	14.923373	-4.06%	790,463
2010	13.685339	15.554410	13.66%	815,813
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.871658	11.171120	13.16%	0
2018	10.956060	9.871658	-9.90%	4,294
2017	9.396005	10.956060	16.60%	4,627
2016	9.267843	9.396005	1.38%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.077605	10.574813	4.93%	1,760
2018*	10.000000	10.077605	0.78%	0
131

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.697695	24.510227	12.96%	146,419
2018	22.722660	21.697695	-4.51%	178,693
2017	21.618635	22.722660	5.11%	192,922
2016	19.235057	21.618635	12.39%	259,240
2015	20.060978	19.235057	-4.12%	252,740
2014	19.870052	20.060978	0.96%	291,290
2013	18.849769	19.870052	5.41%	72,184
2012	16.714207	18.849769	12.78%	87,978
2011	16.352449	16.714207	2.21%	99,001
2010	14.678887	16.352449	11.40%	76,725
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.163535	20.382422	26.10%	73,326
2018	17.285022	16.163535	-6.49%	94,313
2017	14.072091	17.285022	22.83%	125,797
2016	12.588143	14.072091	11.79%	134,012
2015	12.940693	12.588143	-2.72%	147,188
2014	12.335328	12.940693	4.91%	155,222
2013	8.729324	12.335328	41.31%	175,368
2012	7.589381	8.729324	15.02%	176,447
2011	8.725708	7.589381	-13.02%	224,985
2010	7.681195	8.725708	13.60%	228,507
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.149431	13.273320	30.78%	1,130,877
2018	12.372682	10.149431	-17.97%	1,359,173
2017	10.010572	12.372682	23.60%	1,488,457
2016	10.425446	10.010572	-3.98%	1,842,162
2015	10.659366	10.425446	-2.19%	2,095,436
2014	10.975582	10.659366	-2.88%	1,921,585
2013	9.207623	10.975582	19.20%	1,712,424
2013	9.207623	10.975582	19.20%	1,712,424
2012	8.096336	9.207623	13.73%	1,752,342
2011	9.099245	8.096336	-11.02%	1,902,841
2010	8.121240	9.099245	12.04%	2,013,986
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	27.743433	35.240426	27.02%	452,699
2018	28.261086	27.743433	-1.83%	560,928
2017	23.871833	28.261086	18.39%	675,754
2016	21.812760	23.871833	9.44%	867,113
2015	22.010504	21.812760	-0.90%	1,032,857
2014	19.994403	22.010504	10.08%	994,350
2013	15.528004	19.994403	28.76%	955,834
2012	13.854561	15.528004	12.08%	1,016,495
2011	14.019214	13.854561	-1.17%	1,110,370
2010	12.576728	14.019214	11.47%	1,207,805
132

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.503496	16.479542	22.04%	206,756
2018	15.368782	13.503496	-12.14%	204,354
2017	13.030207	15.368782	17.95%	222,417
2016	12.213314	13.030207	6.69%	313,137
2015	12.627076	12.213314	-3.28%	283,646
2014	12.273931	12.627076	2.88%	315,986
2013	9.628940	12.273931	27.47%	219,371
2012	8.420665	9.628940	14.35%	187,065
2011	9.135711	8.420665	-7.83%	178,411
2010	8.072182	9.135711	13.18%	169,083
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.929779	14.788890	14.38%	3,972,781
2018	14.007687	12.929779	-7.70%	4,709,924
2017	12.697376	14.007687	10.32%	5,137,017
2016	12.154322	12.697376	4.47%	4,830,212
2015	12.477873	12.154322	-2.59%	4,985,967
2014	12.152091	12.477873	2.68%	5,396,114
2013	10.765460	12.152091	12.88%	5,281,136
2012	9.846262	10.765460	9.34%	5,516,846
2011	10.137305	9.846262	-2.87%	5,587,590
2010	9.326349	10.137305	8.70%	5,731,394
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.454305	15.926776	18.38%	7,392,825
2018	14.881663	13.454305	-9.59%	8,622,308
2017	13.052276	14.881663	14.02%	9,337,067
2016	12.352767	13.052276	5.66%	8,888,342
2015	12.716222	12.352767	-2.86%	9,611,624
2014	12.336905	12.716222	3.07%	9,549,110
2013	10.335296	12.336905	19.37%	9,573,117
2012	9.238068	10.335296	11.88%	9,764,558
2011	9.718279	9.238068	-4.94%	10,167,552
2010	8.783074	9.718279	10.65%	9,906,795
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.887751	12.952326	8.96%	2,267,224
2018	12.398961	11.887751	-4.12%	2,663,009
2017	11.840737	12.398961	4.71%	2,963,799
2016	11.496321	11.840737	3.00%	3,137,308
2015	11.763659	11.496321	-2.27%	3,224,696
2014	11.563059	11.763659	1.73%	3,640,440
2013	11.192977	11.563059	3.31%	3,669,140
2012	10.576522	11.192977	5.83%	4,264,380
2011	10.593192	10.576522	-0.16%	4,196,522
2010	10.074792	10.593192	5.15%	3,949,240
133

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.019769	12.351852	12.09%	27,099
2018	12.038435	11.019769	-8.46%	25,210
2017	10.654234	12.038435	12.99%	1,873
2016	10.251862	10.654234	3.92%	2,085
2015	10.880481	10.251862	-5.78%	13,263
2014	10.807523	10.880481	0.68%	18,522
2013*	10.000000	10.807523	8.08%	707
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.308917	12.849922	13.63%	207,655
2018	12.362386	11.308917	-8.52%	224,365
2017	10.659935	12.362386	15.97%	155,836
2016	10.194006	10.659935	4.57%	158,627
2015	10.885359	10.194006	-6.35%	181,265
2014	10.945819	10.885359	-0.55%	189,339
2013*	10.000000	10.945819	9.46%	111,851
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.246906	15.407918	16.31%	6,776,550
2018	14.482999	13.246906	-8.53%	7,945,462
2017	12.907325	14.482999	12.21%	8,521,464
2016	12.282256	12.907325	5.09%	8,800,764
2015	12.610045	12.282256	-2.60%	9,496,394
2014	12.248794	12.610045	2.95%	9,956,761
2013	10.561220	12.248794	15.98%	10,296,976
2012	9.546924	10.561220	10.62%	10,453,717
2011	9.928511	9.546924	-3.84%	10,757,170
2010	9.055130	9.928511	9.65%	10,651,431
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.452810	16.188645	20.34%	2,584,887
2018	15.100930	13.452810	-10.91%	3,020,576
2017	12.990654	15.100930	16.24%	3,675,395
2016	12.263639	12.990654	5.93%	3,987,150
2015	12.647421	12.263639	-3.03%	3,907,576
2014	12.286076	12.647421	2.94%	3,604,294
2013	10.041662	12.286076	22.35%	3,491,375
2012	8.901724	10.041662	12.81%	3,503,545
2011	9.484680	8.901724	-6.15%	3,733,901
2010	8.502192	9.484680	11.56%	3,945,906
134

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.680947	14.269877	12.53%	2,281,372
2018	13.525992	12.680947	-6.25%	2,635,418
2017	12.502409	13.525992	8.19%	2,879,484
2016	11.980164	12.502409	4.36%	3,166,687
2015	12.299802	11.980164	-2.60%	3,254,090
2014	12.003451	12.299802	2.47%	3,333,258
2013	10.960603	12.003451	9.51%	3,464,682
2012	10.117396	10.960603	8.33%	3,787,252
2011	10.304217	10.117396	-1.81%	3,822,480
2010	9.599226	10.304217	7.34%	3,814,862
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.839897	15.326726	10.74%	1,189,935
2018	16.675347	13.839897	-17.00%	1,282,586
2017	13.801637	16.675347	20.82%	1,366,108
2016	13.863729	13.801637	-0.45%	1,664,705
2015	14.653973	13.863729	-5.39%	1,777,378
2014	16.204933	14.653973	-9.57%	1,584,663
2013	13.705877	16.204933	18.23%	1,398,146
2012	11.644056	13.705877	17.71%	1,462,847
2011	13.505359	11.644056	-13.78%	1,536,013
2010	12.899269	13.505359	4.70%	1,531,843
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.270298	13.130783	7.01%	557,232
2018	12.550890	12.270298	-2.24%	715,638
2017	12.236518	12.550890	2.57%	813,974
2016	11.836204	12.236518	3.38%	912,900
2015	12.129348	11.836204	-2.42%	957,894
2014	11.769615	12.129348	3.06%	914,457
2013	12.214926	11.769615	-3.65%	841,494
2012	11.543894	12.214926	5.81%	844,081
2011	11.036643	11.543894	4.60%	834,681
2010	10.498770	11.036643	5.12%	878,651
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.980376	14.005177	7.90%	187,797
2018	13.380348	12.980376	-2.99%	223,102
2017	13.097079	13.380348	2.16%	235,373
2016	12.873267	13.097079	1.74%	271,381
2015	13.143931	12.873267	-2.06%	270,617
2014	12.729470	13.143931	3.26%	288,760
2013	13.200346	12.729470	-3.57%	253,452
2012	12.517681	13.200346	5.45%	298,014
2011	11.989176	12.517681	4.41%	271,960
2010	11.263937	11.989176	6.44%	230,990
135

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.332009	14.540651	17.91%	17,042
2018	13.947972	12.332009	-11.59%	15,372
2017	12.017600	13.947972	16.06%	6,846
2016	10.958414	12.017600	9.67%	0
2015	11.494043	10.958414	-4.66%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.755146	13.599767	15.69%	24,670
2018	12.954070	11.755146	-9.26%	24,131
2017	11.558638	12.954070	12.07%	0
2016	10.793613	11.558638	7.09%	0
2015	11.160144	10.793613	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	29.727204	35.899720	20.76%	66,465
2018	36.672654	29.727204	-18.94%	79,097
2017	26.375640	36.672654	39.04%	100,932
2016	24.925672	26.375640	5.82%	101,878
2015	30.224686	24.925672	-17.53%	121,820
2014	32.566798	30.224686	-7.19%	137,223
2013	32.938255	32.566798	-1.13%	4,742
2012	28.598918	32.938255	15.17%	5,355
2011	37.529025	28.598918	-23.80%	6,766
2010	32.886343	37.529025	14.12%	5,269
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.404752	12.978249	4.62%	1,286,429
2018	12.607189	12.404752	-1.61%	1,645,164
2017	12.543680	12.607189	0.51%	1,796,911
2016	12.646832	12.543680	-0.82%	2,001,809
2015	12.859938	12.646832	-1.66%	2,210,814
2014	12.491657	12.859938	2.95%	2,193,803
2013	13.224664	12.491657	-5.54%	2,131,646
2012	13.034945	13.224664	1.46%	2,201,379
2011	12.344017	13.034945	5.60%	2,148,193
2010	11.966145	12.344017	3.16%	2,423,011
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.242723	9.261561	0.20%	4,140,814
2018	9.260262	9.242723	-0.19%	4,702,116
2017	9.366180	9.260262	-1.13%	4,815,313
2016	9.512513	9.366180	-1.54%	5,272,605
2015	9.662273	9.512513	-1.55%	6,064,100
2014	9.814396	9.662273	-1.55%	6,119,301
2013	9.968910	9.814396	-1.55%	5,575,231
2012	10.126292	9.968910	-1.55%	5,866,506
2011	10.285273	10.126292	-1.55%	4,988,175
2010	10.447183	10.285273	-1.55%	3,860,154
136

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.704552	10.190449	17.07%	184,101
2018	10.378693	8.704552	-16.13%	214,219
2017	8.295598	10.378693	25.11%	217,189
2016	8.372784	8.295598	-0.92%	257,330
2015	8.787660	8.372784	-4.72%	282,845
2014	8.990730	8.787660	-2.26%	299,544
2013	7.767974	8.990730	15.74%	276,730
2012	6.847862	7.767974	13.44%	302,055
2011	7.728306	6.847862	-11.39%	324,461
2010	6.946617	7.728306	11.25%	291,568
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.582441	11.434106	19.32%	110,314
2018	11.335512	9.582441	-15.47%	136,523
2017	9.250980	11.335512	22.53%	136,099
2016	9.347340	9.250980	-1.03%	132,101
2015	9.628254	9.347340	-2.92%	140,132
2014	10.424930	9.628254	-7.64%	125,435
2013	8.750429	10.424930	19.14%	128,727
2012	7.519128	8.750429	16.38%	147,902
2011	8.763360	7.519128	-14.20%	185,816
2010	8.288047	8.763360	5.73%	156,538
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	26.530968	32.318522	21.81%	304,682
2018	29.569383	26.530968	-10.28%	304,970
2017	25.359857	29.569383	16.60%	385,764
2016	23.530220	25.359857	7.78%	404,924
2015	24.141659	23.530220	-2.53%	426,422
2014	23.357307	24.141659	3.36%	429,430
2013	18.644716	23.357307	25.28%	515,436
2012	16.340296	18.644716	14.10%	661,818
2011	17.276245	16.340296	-5.42%	650,832
2010	15.308593	17.276245	12.85%	622,577
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.144913	18.333117	13.55%	988,815
2018	17.236395	16.144913	-6.33%	1,149,759
2017	15.753493	17.236395	9.41%	1,303,148
2016	15.052157	15.753493	4.66%	1,323,120
2015	15.315747	15.052157	-1.72%	1,332,194
2014	14.874829	15.315747	2.96%	1,237,190
2013	13.320802	14.874829	11.67%	1,301,013
2012	12.369957	13.320802	7.69%	1,305,738
2011	12.454099	12.369957	-0.68%	1,346,239
2010	11.519523	12.454099	8.11%	1,471,896
137

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.913496	22.333354	18.08%	2,217,287
2018	20.542159	18.913496	-7.93%	2,622,040
2017	18.173412	20.542159	13.03%	2,737,491
2016	17.132782	18.173412	6.07%	2,780,203
2015	17.495582	17.132782	-2.07%	2,891,116
2014	16.890696	17.495582	3.58%	2,738,573
2013	14.357616	16.890696	17.64%	2,846,637
2012	12.992591	14.357616	10.51%	2,900,026
2011	13.321369	12.992591	-2.47%	2,983,363
2010	12.077950	13.321369	10.29%	2,755,464
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.272900	15.391219	7.84%	2,003,875
2018	14.765120	14.272900	-3.33%	2,113,898
2017	14.190534	14.765120	4.05%	2,284,415
2016	13.823930	14.190534	2.65%	2,467,394
2015	14.004489	13.823930	-1.29%	2,424,145
2014	13.692305	14.004489	2.28%	2,294,751
2013	13.266851	13.692305	3.21%	2,516,057
2012	12.813081	13.266851	3.54%	2,756,596
2011	12.643772	12.813081	1.34%	2,897,438
2010	12.128135	12.643772	4.25%	2,785,375
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.100294	12.348734	11.25%	20,895
2018	11.948195	11.100294	-7.10%	12,061
2017	10.642523	11.948195	12.27%	10,564
2016	10.225951	10.642523	4.07%	10,739
2015	10.734898	10.225951	-4.74%	10,924
2014	10.642548	10.734898	0.87%	11,096
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.396248	12.930415	13.46%	45,564
2018	12.322727	11.396248	-7.52%	43,569
2017	10.700974	12.322727	15.16%	27,704
2016	10.162604	10.700974	5.30%	28,787
2015	10.747688	10.162604	-5.44%	26,276
2014	10.730869	10.747688	0.16%	9,218
2013*	10.000000	10.730869	7.31%	0
138

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	20.593377	23.871866	15.92%	6,035,250
2018	22.179204	20.593377	-7.15%	7,000,532
2017	19.948658	22.179204	11.18%	8,010,439
2016	18.911052	19.948658	5.49%	8,790,049
2015	19.273306	18.911052	-1.88%	9,551,523
2014	18.612407	19.273306	3.55%	10,083,847
2013	16.210068	18.612407	14.82%	10,571,323
2012	14.859284	16.210068	9.09%	10,548,334
2011	15.098842	14.859284	-1.59%	10,752,055
2010	13.827378	15.098842	9.20%	10,936,273
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	24.076341	28.877151	19.94%	3,819,520
2018	26.505556	24.076341	-9.16%	4,470,839
2017	23.073310	26.505556	14.88%	5,293,773
2016	21.603285	23.073310	6.80%	5,741,387
2015	22.104745	21.603285	-2.27%	6,111,051
2014	21.392336	22.104745	3.33%	6,638,775
2013	17.755746	21.392336	20.48%	6,858,546
2012	15.854346	17.755746	11.99%	6,827,653
2011	16.453346	15.854346	-3.64%	6,976,939
2010	14.811308	16.453346	11.09%	7,422,610
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.443329	19.488428	11.72%	2,077,938
2018	18.406395	17.443329	-5.23%	2,404,600
2017	17.118537	18.406395	7.52%	2,748,863
2016	16.449212	17.118537	4.07%	3,138,674
2015	16.713304	16.449212	-1.58%	3,403,387
2014	16.208260	16.713304	3.12%	3,722,336
2013	14.899704	16.208260	8.78%	3,337,423
2012	14.008562	14.899704	6.36%	3,328,408
2011	13.941083	14.008562	0.48%	3,284,086
2010	13.049164	13.941083	6.84%	3,470,362
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.455860	4.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.756196	7.56%	0
139

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.650690	22.628272	28.20%	587,117
2018	18.551749	17.650690	-4.86%	673,092
2017	14.508064	18.551749	27.87%	834,928
2016	14.448317	14.508064	0.41%	999,198
2015	14.230439	14.448317	1.53%	1,187,468
2014	13.122740	14.230439	8.44%	1,203,323
2013	9.916584	13.122740	32.33%	1,225,999
2012	8.673194	9.916584	14.34%	1,269,085
2011	9.103739	8.673194	-4.73%	1,459,718
2010	8.015864	9.103739	13.57%	1,532,854
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.078280	12.975557	17.13%	169,495
2018	11.823630	11.078280	-6.30%	180,399
2017	10.216020	11.823630	15.74%	72,718
2016	9.559328	10.216020	6.87%	24,481
2015	9.933045	9.559328	-3.76%	10,078
2014*	10.000000	9.933045	-0.67%	693
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.432688	14.930687	20.09%	7,524
2018	12.963328	12.432688	-4.09%	7,504
2017	10.819380	12.963328	19.82%	3,333
2016	9.986137	10.819380	8.34%	2,409
2015	10.129021	9.986137	-1.41%	20,197
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	28.162334	38.076711	35.20%	784,814
2018	29.055924	28.162334	-3.08%	895,718
2017	23.225276	29.055924	25.10%	1,082,195
2016	22.830927	23.225276	1.73%	1,278,513
2015	22.123474	22.830927	3.20%	1,478,825
2014	20.699441	22.123474	6.88%	1,752,494
2013	15.427304	20.699441	34.17%	1,957,750
2012	13.232976	15.427304	16.58%	2,156,249
2011	13.784817	13.232976	-4.00%	2,326,501
2010	12.902816	13.784817	6.84%	2,586,813
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.552912	29.374987	24.72%	430,461
2018	26.428770	23.552912	-10.88%	501,677
2017	24.754875	26.428770	6.76%	555,692
2016	20.915913	24.754875	18.35%	655,487
2015	22.232778	20.915913	-5.92%	763,379
2014	19.994028	22.232778	11.20%	879,367
2013	15.423673	19.994028	29.63%	1,053,588
2012	13.689520	15.423673	12.67%	1,140,829
2011	13.837289	13.689520	-1.07%	1,234,543
2010	12.421404	13.837289	11.40%	1,354,840
140

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	38.194749	47.248416	23.70%	114,968
2018	43.784069	38.194749	-12.77%	139,379
2017	38.410523	43.784069	13.99%	157,161
2016	32.433073	38.410523	18.43%	208,923
2015	33.800295	32.433073	-4.05%	213,000
2014	31.376655	33.800295	7.72%	254,102
2013	23.954075	31.376655	30.99%	259,248
2012	20.712894	23.954075	15.65%	273,425
2011	21.587606	20.712894	-4.05%	292,841
2010	17.374715	21.587606	24.25%	279,801
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.504369	16.601035	14.46%	250,742
2018	17.823971	14.504369	-18.62%	281,313
2017	14.774361	17.823971	20.64%	276,697
2016	14.294276	14.774361	3.36%	346,274
2015	15.339351	14.294276	-6.81%	372,305
2014	17.250240	15.339351	-11.08%	352,736
2013	14.474833	17.250240	19.17%	5,616
2012	12.561702	14.474833	15.23%	8,001
2011	15.264684	12.561702	-17.71%	11,128
2010	14.641768	15.264684	4.25%	12,218
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.344470	17.666597	23.16%	230,104
2018	16.519906	14.344470	-13.17%	258,725
2017	14.672069	16.519906	12.59%	282,737
2016	12.841877	14.672069	14.25%	399,005
2015	13.508297	12.841877	-4.93%	411,538
2014	12.446089	13.508297	8.53%	433,711
2013	9.362511	12.446089	32.94%	475,805
2012	8.087528	9.362511	15.76%	529,722
2011	8.747553	8.087528	-7.55%	603,130
2010	7.880723	8.747553	11.00%	630,984
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.189109	22.177358	21.93%	467,397
2018	21.276104	18.189109	-14.51%	560,182
2017	18.983052	21.276104	12.08%	644,138
2016	16.396345	18.983052	15.78%	804,285
2015	17.149372	16.396345	-4.39%	957,816
2014	14.885793	17.149372	15.21%	966,725
2013	11.144104	14.885793	33.58%	933,389
2012	9.729590	11.144104	14.54%	951,741
2011	10.117338	9.729590	-3.83%	1,064,813
2010	8.590080	10.117338	17.78%	1,188,777
141

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	26.171651	34.881296	33.28%	53,978
2018	28.966064	26.171651	-9.65%	52,104
2017	23.603336	28.966064	22.72%	53,035
2016	22.186131	23.603336	6.39%	57,051
2015	22.416732	22.186131	-1.03%	66,802
2014	22.206047	22.416732	0.95%	75,776
2013	15.668920	22.206047	41.72%	96,989
2012	14.073543	15.668920	11.34%	135,785
2011	14.418846	14.073543	-2.39%	138,443
2010	11.706741	14.418846	23.17%	142,706
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	33.605022	39.267943	16.85%	55,086
2018	41.190423	33.605022	-18.42%	60,996
2017	38.469752	41.190423	7.07%	63,199
2016	31.106130	38.469752	23.67%	72,750
2015	33.716462	31.106130	-7.74%	80,612
2014	32.077198	33.716462	5.11%	94,881
2013	23.268839	32.077198	37.85%	110,128
2012	19.646755	23.268839	18.44%	111,947
2011	21.106459	19.646755	-6.92%	124,053
2010	16.950847	21.106459	24.52%	141,085
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	33.116038	40.868776	23.41%	78,007
2018	38.593479	33.116038	-14.19%	90,037
2017	34.628638	38.593479	11.45%	108,456
2016	28.701828	34.628638	20.65%	123,070
2015	29.716916	28.701828	-3.42%	151,784
2014	30.017921	29.716916	-1.00%	173,131
2013	21.693382	30.017921	38.37%	172,218
2012	19.123780	21.693382	13.44%	225,464
2011	20.620935	19.123780	-7.26%	231,662
2010	16.759011	20.620935	23.04%	230,687
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.090473	21.208048	24.09%	696,537
2018	18.444712	17.090473	-7.34%	832,270
2017	15.827718	18.444712	16.53%	1,006,880
2016	14.600286	15.827718	8.41%	1,247,706
2015	14.892474	14.600286	-1.96%	1,448,833
2014	13.688335	14.892474	8.80%	1,395,634
2013	10.035019	13.688335	36.41%	1,371,458
2012	9.151616	10.035019	9.65%	1,416,345
2011	9.609219	9.151616	-4.76%	1,593,715
2010	7.899216	9.609219	21.65%	1,686,431
142

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.479819	17.311260	28.42%	266,431
2018	14.272300	13.479819	-5.55%	325,789
2017	13.657356	14.272300	4.50%	394,787
2016	12.942850	13.657356	5.52%	480,062
2015	13.935441	12.942850	-7.12%	585,742
2014	11.006272	13.935441	26.61%	725,506
2013	10.885630	11.006272	1.11%	749,424
2012	9.566744	10.885630	13.79%	932,355
2011	9.155055	9.566744	4.50%	1,011,482
2010	7.162981	9.155055	27.81%	1,054,778
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.837988	20.401203	28.81%	288,504
2018	16.912990	15.837988	-6.36%	340,414
2017	14.170806	16.912990	19.35%	374,934
2016	12.920813	14.170806	9.67%	374,726
2015	13.001653	12.920813	-0.62%	189,969
2014	11.679044	13.001653	11.32%	125,333
2013*	10.000000	11.679044	16.79%	66,909
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.190045	10.442135	2.47%	449,547
2018	10.267149	10.190045	-0.75%	540,745
2017	10.266224	10.267149	0.01%	545,900
2016	10.173900	10.266224	0.91%	572,000
2015	10.369443	10.173900	-1.89%	575,133
2014	10.480927	10.369443	-1.06%	596,625
2013	10.634719	10.480927	-1.45%	593,479
2012	10.434896	10.634719	1.91%	574,244
2011	10.462925	10.434896	-0.27%	543,306
2010	10.376547	10.462925	0.83%	625,771
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.121658	17.372941	23.02%	36,431
2018	16.180749	14.121658	-12.73%	35,471
2017	14.393608	16.180749	12.42%	29,984
2016	12.095210	14.393608	19.00%	29,482
2015	12.916211	12.095210	-6.36%	23,703
2014	12.548417	12.916211	2.93%	16,516
2013*	10.000000	12.548417	25.48%	5,924
143

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.779686	22.605123	34.72%	531,885
2018	18.337870	16.779686	-8.50%	630,920
2017	14.605797	18.337870	25.55%	810,084
2016	13.988065	14.605797	4.42%	1,005,614
2015	14.257593	13.988065	-1.89%	1,154,636
2014	13.962704	14.257593	2.11%	1,160,146
2013	10.232209	13.962704	36.46%	1,087,671
2012	9.066008	10.232209	12.86%	1,185,916
2011	9.637421	9.066008	-5.93%	1,335,409
2010	7.740305	9.637421	24.51%	1,447,971
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	34.155862	44.548764	30.43%	9,320
2018	37.131942	34.155862	-8.01%	12,286
2017	30.277713	37.131942	22.64%	13,001
2016	29.524392	30.277713	2.55%	13,877
2015	29.693842	29.524392	-0.57%	14,903
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.069254	10.278657	2.08%	748,231
2018	10.125289	10.069254	-0.55%	913,995
2017	10.193410	10.125289	-0.67%	932,600
2016	10.228737	10.193410	-0.35%	1,026,991
2015	10.370720	10.228737	-1.37%	1,147,142
2014	10.470129	10.370720	-0.95%	1,148,287
2013	10.569776	10.470129	-0.94%	1,342,640
2012	10.263924	10.569776	2.98%	1,226,836
2011	10.395049	10.263924	-1.26%	1,218,602
2010	10.028678	10.395049	3.65%	1,295,825
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	27.985845	34.683982	23.93%	38,127
2018	30.155664	27.985845	-7.20%	45,983
2017	25.862685	30.155664	16.60%	48,849
2016	23.910654	25.862685	8.16%	79,499
2015	24.400235	23.910654	-2.01%	94,719
2014	22.453312	24.400235	8.67%	119,934
2013	16.574207	22.453312	35.47%	129,425
2012	15.170157	16.574207	9.26%	103,370
2011	15.898247	15.170157	-4.58%	122,267
2010	13.144222	15.898247	20.95%	115,995
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.675226	11.743997	10.01%	36,278
2018	11.468941	10.675226	-6.92%	47,744
2017	10.274414	11.468941	11.63%	60,825
2016	9.242912	10.274414	11.16%	47,966
2015	10.338337	9.242912	-10.60%	26,664
2014	10.453566	10.338337	-1.10%	54,627
2013	10.606557	10.453566	-1.44%	83,307
2012*	10.000000	10.606557	6.07%	54,868
144

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.899511	11.174117	12.88%	6,112
2018	10.566087	9.899511	-6.31%	3,623
2017	9.775882	10.566087	8.08%	12,077
2016	8.770513	9.775882	11.46%	11,968
2015	9.124414	8.770513	-3.88%	4,805
2014	9.139699	9.124414	-0.17%	4,942
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.187734	11.776255	5.26%	26,914
2018	11.847452	11.187734	-5.57%	47,503
2017	10.866940	11.847452	9.02%	66,097
2016	10.726126	10.866940	1.31%	72,628
2015	11.737190	10.726126	-8.61%	82,332
2014	11.886205	11.737190	-1.25%	98,366
2013	12.921925	11.886205	-8.02%	108,301
2012	12.473254	12.921925	3.60%	121,221
2011	11.685600	12.473254	6.74%	135,756
2010	10.852457	11.685600	7.68%	149,972
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.051564	11.307185	2.31%	1,220,640
2018	11.199964	11.051564	-1.33%	1,493,951
2017	11.235123	11.199964	-0.31%	1,503,445
2016	11.264522	11.235123	-0.26%	1,635,773
2015	11.418032	11.264522	-1.34%	1,839,040
2014	11.511662	11.418032	-0.81%	1,820,956
2013	11.720122	11.511662	-1.78%	1,789,319
2012	11.257793	11.720122	4.11%	1,916,249
2011	11.320459	11.257793	-0.55%	1,630,863
2010	10.931791	11.320459	3.56%	1,542,648
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.155113	10.267274	1.10%	85,355
2018	10.170728	10.155113	-0.15%	78,996
2017	10.097648	10.170728	0.72%	50,665
2016*	10.000000	10.097648	0.98%	16,472
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.721997	11.426367	6.57%	293,386
2018	10.961333	10.721997	-2.18%	366,861
2017	10.621784	10.961333	3.20%	403,081
2016	10.516847	10.621784	1.00%	388,145
2015	10.646686	10.516847	-1.22%	425,375
2014	10.381645	10.646686	2.55%	448,615
2013	10.766121	10.381645	-3.57%	464,232
2012	9.987223	10.766121	7.80%	476,449
2011*	10.000000	9.987223	-0.13%	179,466
145

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.130318	13.005670	28.38%	58,625
2018	11.245308	10.130318	-9.92%	64,063
2017*	10.000000	11.245308	12.45%	49,244
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.417125	18.062585	34.62%	35,260
2018	13.312726	13.417125	0.78%	19,847
2017	10.329495	13.312726	28.88%	16,400
2016*	10.000000	10.329495	3.29%	12,339
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.803660	20.704356	23.21%	7,241
2018	21.103472	16.803660	-20.37%	5,726
2017	16.933662	21.103472	24.62%	3,254
2016	17.632115	16.933662	-3.96%	2,304
2015	17.884671	17.632115	-1.41%	386
2014	19.487062	17.884671	-8.22%	497
2013	15.455309	19.487062	26.09%	576
2012	12.877022	15.455309	20.02%	641
2011	15.745956	12.877022	-18.22%	713
2010	14.536275	15.745956	8.32%	1,190
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.211434	43.324079	26.64%	142,199
2018	34.457750	34.211434	-0.71%	177,841
2017	27.491555	34.457750	25.34%	211,366
2016	31.274517	27.491555	-12.10%	282,379
2015	28.244689	31.274517	10.73%	437,589
2014	21.862749	28.244689	29.19%	394,204
2013	14.754064	21.862749	48.18%	374,157
2012	11.440381	14.754064	28.96%	243,677
2011	10.526842	11.440381	8.68%	119,747
2010*	10.000000	10.526842	5.27%	23,014
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.206008	5.717076	9.82%	31,425
2018	7.388487	5.206008	-29.54%	49,154
2017	7.655398	7.388487	-3.49%	74,015
2016	5.421806	7.655398	41.20%	353,145
2015	8.297416	5.421806	-34.66%	47,264
2014	10.449910	8.297416	-20.60%	313,627
2013	9.623642	10.449910	8.59%	222,617
2012*	10.000000	9.623642	-3.76%	67,972
146

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.335977	5.876782	10.14%	22,936
2018	7.557622	5.335977	-29.40%	34,953
2017	7.808870	7.557622	-3.22%	38,621
2016	5.519062	7.808870	41.49%	55,212
2015	8.423515	5.519062	-34.48%	65,508
2014	10.576837	8.423515	-20.36%	133,123
2013	9.719512	10.576837	8.82%	124,489
2012*	10.000000	9.719512	-2.80%	153,347
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.776223	7.76%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	29.168456	35.846396	22.89%	62,828
2018	29.247480	29.168456	-0.27%	64,545
2017	23.603195	29.247480	23.91%	63,625
2016	22.250117	23.603195	6.08%	111,499
2015	23.271260	22.250117	-4.39%	126,732
2014	24.090041	23.271260	-3.40%	174,601
2013	16.287702	24.090041	47.90%	176,105
2012	15.337524	16.287702	6.20%	176,620
2011	16.329136	15.337524	-6.07%	191,354
2010	13.083275	16.329136	24.81%	218,052
147

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	9.835289	10.880932	10.63%	0
2018	11.060198	9.835289	-11.07%	0
2017	10.076336	11.060198	9.76%	0
2016	10.153214	10.076336	-0.76%	0
2015	10.715639	10.153214	-5.25%	0
2014	10.711516	10.715639	0.04%	0
2013	9.968212	10.711516	7.46%	0
2012*	10.000000	9.968212	-0.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	13.339887	15.830167	18.67%	0
2018	14.761880	13.339887	-9.63%	0
2017	12.963952	14.761880	13.87%	0
2016	12.156733	12.963952	6.64%	0
2015	12.485145	12.156733	-2.63%	0
2014	11.899812	12.485145	4.92%	0
2013	9.209488	11.899812	29.21%	0
2012	8.182982	9.209488	12.54%	0
2011	8.035421	8.182982	1.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.517885	8.428909	12.12%	0
2018*	10.000000	7.517885	-24.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	15.106718	17.388854	15.11%	0
2018	18.582515	15.106718	-18.70%	0
2017	17.150513	18.582515	8.35%	0
2016	14.314111	17.150513	19.82%	0
2015	15.810997	14.314111	-9.47%	0
2014	15.117439	15.810997	4.59%	0
2013	11.441040	15.117439	32.13%	0
2012	10.060730	11.441040	13.72%	0
2011	11.468085	10.060730	-12.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	8.486975	8.872843	4.55%	0
2018	9.099098	8.486975	-6.73%	0
2017	9.141507	9.099098	-0.46%	0
2016	9.121175	9.141507	0.22%	0
2015	9.741775	9.121175	-6.37%	0
2014	9.823534	9.741775	-0.83%	0
2013	11.181058	9.823534	-12.14%	0
2012	10.846928	11.181058	3.08%	0
2011	10.110042	10.846928	7.29%	0
148

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	12.865249	15.283796	18.80%	0
2018	14.443554	12.865249	-10.93%	0
2017	12.505126	14.443554	15.50%	0
2016	11.505819	12.505126	8.69%	0
2015	12.743417	11.505819	-9.71%	0
2014	11.817094	12.743417	7.84%	0
2013	9.085321	11.817094	30.07%	0
2012	8.269221	9.085321	9.87%	0
2011	8.373793	8.269221	-1.25%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	18.050233	22.352480	23.83%	0
2018	21.607895	18.050233	-16.46%	0
2017	20.190095	21.607895	7.02%	0
2016	17.135841	20.190095	17.82%	0
2015	18.136428	17.135841	-5.52%	0
2014	16.252717	18.136428	11.59%	0
2013	13.032705	16.252717	24.71%	0
2012	11.681415	13.032705	11.57%	0
2011	12.270637	11.681415	-4.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.394237	10.358833	10.27%	0
2018	10.078982	9.394237	-6.79%	0
2017	9.803808	10.078982	2.81%	0
2016	9.050931	9.803808	8.32%	0
2015*	10.000000	9.050931	-9.49%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	8.930920	9.357934	4.78%	0
2018	9.372744	8.930920	-4.71%	0
2017	9.458915	9.372744	-0.91%	0
2016	9.615484	9.458915	-1.63%	0
2015*	10.000000	9.615484	-3.85%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	10.618049	12.992654	22.36%	0
2018	11.949342	10.618049	-11.14%	0
2017	10.683819	11.949342	11.85%	0
2016	9.587897	10.683819	11.43%	0
2015*	10.000000	9.587897	-4.12%	0
149

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	12.022598	13.591068	13.05%	0
2018	13.553775	12.022598	-11.30%	0
2017	12.414890	13.553775	9.17%	0
2016	12.456725	12.414890	-0.34%	0
2015	13.107093	12.456725	-4.96%	0
2014	13.394481	13.107093	-2.15%	0
2013	12.194515	13.394481	9.84%	0
2012	11.552419	12.194515	5.56%	0
2011	12.487354	11.552419	-7.49%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	9.889682	11.379112	15.06%	0
2018	12.221416	9.889682	-19.08%	0
2017	11.064822	12.221416	10.45%	0
2016	10.003696	11.064822	10.61%	0
2015	10.689575	10.003696	-6.42%	0
2014*	10.000000	10.689575	6.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	16.321133	19.148755	17.32%	0
2018	18.682287	16.321133	-12.64%	0
2017	17.311207	18.682287	7.92%	0
2016	14.340731	17.311207	20.71%	0
2015	15.294681	14.340731	-6.24%	0
2014	15.155791	15.294681	0.92%	0
2013	11.218958	15.155791	35.09%	0
2012	10.097869	11.218958	11.10%	0
2011	10.458936	10.097869	-3.45%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	14.807559	18.534099	25.17%	0
2018	16.215471	14.807559	-8.68%	0
2017	13.933258	16.215471	16.38%	0
2016	13.022188	13.933258	7.00%	0
2015	13.448019	13.022188	-3.17%	0
2014	12.385290	13.448019	8.58%	0
2013	9.795375	12.385290	26.44%	0
2012	8.836975	9.795375	10.85%	0
2011	9.057625	8.836975	-2.44%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	13.728633	17.867387	30.15%	0
2018	15.397842	13.728633	-10.84%	0
2017	12.626768	15.397842	21.95%	0
2016	12.218603	12.626768	3.34%	0
2015	13.082818	12.218603	-6.61%	0
2014	12.638721	13.082818	3.51%	0
2013	10.895925	12.638721	15.99%	0
2012	10.306157	10.895925	5.72%	0
2011	9.871811	10.306157	4.40%	0
150

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	10.202988	11.899947	16.63%	0
2018	13.171460	10.202988	-22.54%	0
2017	11.030293	13.171460	19.41%	0
2016	9.836960	11.030293	12.13%	0
2015	10.512052	9.836960	-6.42%	0
2014	10.807361	10.512052	-2.73%	0
2013	7.594983	10.807361	42.30%	0
2012	6.580355	7.594983	15.42%	0
2011	7.975465	6.580355	-17.49%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.233699	10.329107	11.86%	0
2018	10.021359	9.233699	-7.86%	0
2017*	10.000000	10.021359	0.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	11.771247	14.432976	22.61%	0
2018	14.767015	11.771247	-20.29%	0
2017	13.762251	14.767015	7.30%	0
2016	10.934701	13.762251	25.86%	0
2015	12.177421	10.934701	-10.21%	0
2014	12.010113	12.177421	1.39%	0
2013*	10.000000	12.010113	20.10%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.212200	9.469736	2.80%	0
2018	9.606437	9.212200	-4.10%	0
2017	9.672612	9.606437	-0.68%	0
2016	9.247268	9.672612	4.60%	0
2015	9.729109	9.247268	-4.95%	0
2014*	10.000000	9.729109	-2.71%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.961183	10.316069	15.12%	0
2018*	10.000000	8.961183	-10.39%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	9.283999	9.729929	4.80%	0
2018	9.749405	9.283999	-4.77%	0
2017	9.787498	9.749405	-0.39%	0
2016	9.846408	9.787498	-0.60%	0
2015	10.301970	9.846408	-4.42%	0
2014	10.367034	10.301970	-0.63%	0
2013	10.718595	10.367034	-3.28%	0
2012	10.202555	10.718595	5.06%	0
2011	10.419093	10.202555	-2.08%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.093258	10.037817	24.03%	0
2018*	10.000000	8.093258	-19.07%	0
151

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	11.355957	12.618806	11.12%	0
2018	12.358571	11.355957	-8.11%	0
2017	11.411566	12.358571	8.30%	0
2016	11.294940	11.411566	1.03%	0
2015	11.828362	11.294940	-4.51%	0
2014	11.823323	11.828362	0.04%	0
2013	10.880077	11.823323	8.67%	0
2012	10.157885	10.880077	7.11%	0
2011	10.625599	10.157885	-4.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	11.978839	13.785824	15.08%	0
2018	13.288626	11.978839	-9.86%	0
2017	11.904754	13.288626	11.62%	0
2016	11.719328	11.904754	1.58%	0
2015	12.264007	11.719328	-4.44%	0
2014	12.213774	12.264007	0.41%	0
2013	11.002314	12.213774	11.01%	0
2012	10.136851	11.002314	8.54%	0
2011	10.691060	10.136851	-5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	12.763278	15.207314	19.15%	0
2018	14.463276	12.763278	-11.75%	0
2017	12.481042	14.463276	15.88%	0
2016	12.220670	12.481042	2.13%	0
2015	12.797751	12.220670	-4.51%	0
2014	12.727339	12.797751	0.55%	0
2013	10.919655	12.727339	16.55%	0
2012	9.876283	10.919655	10.56%	0
2011	10.586515	9.876283	-6.71%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.476153	12.482532	19.15%	0
2018	11.422525	10.476153	-8.29%	0
2017	10.245693	11.422525	11.49%	0
2016*	10.000000	10.245693	2.46%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	15.763145	19.865505	26.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	8.763681	9.239791	5.43%	0
2018	12.137459	8.763681	-27.80%	0
2017	13.002625	12.137459	-6.65%	0
2016	10.144154	13.002625	28.18%	0
2015	13.334573	10.144154	-23.93%	0
2014	15.923836	13.334573	-16.26%	0
2013	13.361001	15.923836	19.18%	0
2012	13.289932	13.361001	0.53%	0
2011	14.602000	13.289932	-8.99%	0
152

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.810965	14.412217	22.02%	0
2018	13.454819	11.810965	-12.22%	0
2017	12.439961	13.454819	8.16%	0
2016	11.007406	12.439961	13.01%	0
2015	11.973659	11.007406	-8.07%	0
2014	11.497624	11.973659	4.14%	0
2013	9.369193	11.497624	22.72%	0
2012	8.338337	9.369193	12.36%	0
2011	8.628595	8.338337	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	10.789913	13.432887	24.49%	0
2018	12.380317	10.789913	-12.85%	0
2017	11.057613	12.380317	11.96%	0
2016*	10.000000	11.057613	10.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	17.163697	22.075719	28.62%	0
2018	17.960821	17.163697	-4.44%	0
2017	13.875465	17.960821	29.44%	0
2016	14.372978	13.875465	-3.46%	0
2015	14.004898	14.372978	2.63%	0
2014	13.141183	14.004898	6.57%	0
2013	10.064934	13.141183	30.56%	0
2012	9.165165	10.064934	9.82%	0
2011	9.549337	9.165165	-4.02%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	9.360936	9.831674	5.03%	0
2018	9.830559	9.360936	-4.78%	0
2017	9.845937	9.830559	-0.16%	0
2016	9.815500	9.845937	0.31%	0
2015	10.312161	9.815500	-4.82%	0
2014	10.170454	10.312161	1.39%	0
2013	10.817974	10.170454	-5.99%	0
2012	10.671829	10.817974	1.37%	0
2011	10.384604	10.671829	2.77%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	15.341190	18.140325	18.25%	0
2018	18.755164	15.341190	-18.20%	0
2017	16.205829	18.755164	15.73%	0
2016	15.081006	16.205829	7.46%	0
2015	15.969634	15.081006	-5.56%	0
2014	15.688833	15.969634	1.79%	0
2013	12.027756	15.688833	30.44%	0
2012	10.937330	12.027756	9.97%	0
2011	12.779298	10.937330	-14.41%	0
153

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	9.525859	11.659844	22.40%	0
2018	11.684722	9.525859	-18.48%	0
2017	9.362311	11.684722	24.81%	0
2016	10.293673	9.362311	-9.05%	0
2015	10.380507	10.293673	-0.84%	0
2014	11.791546	10.380507	-11.97%	0
2013	9.435955	11.791546	24.96%	0
2012	8.165865	9.435955	15.55%	0
2011	10.290190	8.165865	-20.64%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	11.909442	15.331846	28.74%	0
2018	15.040761	11.909442	-20.82%	0
2017	13.154717	15.040761	14.34%	0
2016	12.538747	13.154717	4.91%	0
2015	13.491780	12.538747	-7.06%	0
2014	13.194618	13.491780	2.25%	0
2013	10.557395	13.194618	24.98%	0
2012	8.655635	10.557395	21.97%	0
2011	9.911556	8.655635	-12.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	9.600088	11.046411	15.07%	0
2018	11.070735	9.600088	-13.28%	0
2017	10.297106	11.070735	7.51%	0
2016	9.475914	10.297106	8.67%	0
2015	10.524843	9.475914	-9.97%	0
2014	10.659843	10.524843	-1.27%	0
2013	8.971223	10.659843	18.82%	0
2012	8.103401	8.971223	10.71%	0
2011	8.572581	8.103401	-5.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.403565	12.705547	11.42%	0
2018	12.415862	11.403565	-8.15%	0
2017	11.791031	12.415862	5.30%	0
2016	10.770416	11.791031	9.48%	0
2015	12.070868	10.770416	-10.77%	0
2014	12.019073	12.070868	0.43%	0
2013	10.987883	12.019073	9.38%	0
2012	10.161156	10.987883	8.14%	0
2011	10.337100	10.161156	-1.70%	0
154

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	14.857567	18.432765	24.06%	0
2018	16.308063	14.857567	-8.89%	0
2017	14.088820	16.308063	15.75%	0
2016	12.645452	14.088820	11.41%	0
2015	13.671139	12.645452	-7.50%	0
2014	13.098195	13.671139	4.37%	0
2013	10.520267	13.098195	24.50%	0
2012	9.788761	10.520267	7.47%	0
2011	9.618667	9.788761	1.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	13.997080	16.977735	21.29%	0
2018	16.739520	13.997080	-16.38%	0
2017	15.756551	16.739520	6.24%	0
2016	12.605566	15.756551	25.00%	0
2015	14.178348	12.605566	-11.09%	0
2014	14.685488	14.178348	-3.45%	0
2013	11.228119	14.685488	30.79%	0
2012	9.880225	11.228119	13.64%	0
2011	10.693264	9.880225	-7.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	8.698451	10.579901	21.63%	0
2018	10.763386	8.698451	-19.18%	0
2017	7.983852	10.763386	34.81%	0
2016	7.080419	7.983852	12.76%	0
2015	9.174301	7.080419	-22.82%	0
2014*	10.000000	9.174301	-8.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.747695	9.449980	8.03%	0
2018	10.779012	8.747695	-18.85%	0
2017	9.620693	10.779012	12.04%	0
2016	9.349597	9.620693	2.90%	0
2015	10.415700	9.349597	-10.24%	0
2014	12.209094	10.415700	-14.69%	0
2013	10.341886	12.209094	18.05%	0
2012	9.112327	10.341886	13.49%	0
2011	10.621110	9.112327	-14.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.530355	8.353965	-2.07%	0
2018	8.718907	8.530355	-2.16%	0
2017	8.909593	8.718907	-2.14%	0
2016	9.014862	8.909593	-1.17%	0
2015	9.813066	9.014862	-8.13%	0
2014*	10.000000	9.813066	-1.87%	0
155

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	9.860585	10.596143	7.46%	0
2018	10.739533	9.860585	-8.18%	0
2017	9.888993	10.739533	8.60%	0
2016	9.871631	9.888993	0.18%	0
2015	10.918227	9.871631	-9.59%	0
2014	10.941464	10.918227	-0.21%	0
2013	10.035690	10.941464	9.03%	0
2012*	10.000000	10.035690	0.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.232902	9.645564	4.47%	0
2018*	10.000000	9.232902	-7.67%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.279349	8.346645	0.81%	0
2018	9.087444	8.279349	-8.89%	0
2017	9.129513	9.087444	-0.46%	0
2016	9.555063	9.129513	-4.45%	0
2015	9.772519	9.555063	-2.23%	0
2014	9.726485	9.772519	0.47%	0
2013*	10.000000	9.726485	-2.74%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	14.618358	19.145800	30.97%	0
2018	15.847753	14.618358	-7.76%	0
2017	12.993880	15.847753	21.96%	0
2016	13.266199	12.993880	-2.05%	0
2015	13.192369	13.266199	0.56%	0
2014	12.704298	13.192369	3.84%	0
2013	9.466194	12.704298	34.21%	0
2012*	10.000000	9.466194	-5.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.242497	13.495085	20.04%	0
2018	13.250919	11.242497	-15.16%	0
2017	12.037415	13.250919	10.08%	0
2016	11.079217	12.037415	8.65%	0
2015	12.057109	11.079217	-8.11%	0
2014	12.056867	12.057109	0.00%	0
2013	9.776240	12.056867	23.33%	0
2012*	10.000000	9.776240	-2.24%	0
156

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.899830	17.541187	26.20%	0
2018	16.722497	13.899830	-16.88%	0
2017	12.776371	16.722497	30.89%	0
2016	13.328220	12.776371	-4.14%	0
2015	13.391834	13.328220	-0.48%	0
2014	13.668863	13.391834	-2.03%	0
2013	11.211863	13.668863	21.91%	0
2012	9.656850	11.211863	16.10%	0
2011	10.996329	9.656850	-12.18%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.468240	8.991812	6.18%	0
2018	9.242686	8.468240	-8.38%	0
2017	9.078654	9.242686	1.81%	0
2016	8.898361	9.078654	2.03%	0
2015	9.506092	8.898361	-6.39%	0
2014	9.661467	9.506092	-1.61%	0
2013	10.101146	9.661467	-4.35%	0
2012*	10.000000	10.101146	1.01%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	7.684989	9.439874	22.84%	0
2018	9.953406	7.684989	-22.79%	0
2017	8.198596	9.953406	21.40%	0
2016	8.777605	8.198596	-6.60%	0
2015	8.867977	8.777605	-1.02%	0
2014*	10.000000	8.867977	-11.32%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	13.639069	17.249254	26.47%	0
2018	15.462949	13.639069	-11.80%	0
2017	13.808050	15.462949	11.99%	0
2016	12.921720	13.808050	6.86%	0
2015	13.054568	12.921720	-1.02%	0
2014	12.317402	13.054568	5.98%	0
2013	9.761410	12.317402	26.18%	0
2012	8.720574	9.761410	11.94%	0
2011	9.111845	8.720574	-4.29%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	15.173694	18.373700	21.09%	0
2018	17.672416	15.173694	-14.14%	0
2017	16.158743	17.672416	9.37%	0
2016	14.302381	16.158743	12.98%	0
2015	15.865292	14.302381	-9.85%	0
2014	14.801290	15.865292	7.19%	0
2013	10.963654	14.801290	35.00%	0
2012	9.706372	10.963654	12.95%	0
2011	10.356846	9.706372	-6.28%	0
157

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	11.473604	13.413540	16.91%	0
2018	12.642173	11.473604	-9.24%	0
2017	11.132895	12.642173	13.56%	0
2016	11.901177	11.132895	-6.46%	0
2015	13.526302	11.901177	-12.01%	0
2014	14.873321	13.526302	-9.06%	0
2013	12.381105	14.873321	20.13%	0
2012	10.822733	12.381105	14.40%	0
2011	12.148338	10.822733	-10.91%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	10.615473	11.331591	6.75%	0
2018	11.299256	10.615473	-6.05%	0
2017	11.031872	11.299256	2.42%	0
2016	9.889317	11.031872	11.55%	0
2015	11.018213	9.889317	-10.25%	0
2014	11.262750	11.018213	-2.17%	0
2013	10.617153	11.262750	6.08%	0
2012*	10.000000	10.617153	6.17%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	13.749897	18.208251	32.42%	0
2018	14.334614	13.749897	-4.08%	0
2017	11.765414	14.334614	21.84%	0
2016	11.548069	11.765414	1.88%	0
2015	12.767379	11.548069	-9.55%	0
2014	12.329154	12.767379	3.55%	0
2013	9.883606	12.329154	24.74%	0
2012*	10.000000	9.883606	-1.16%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	15.837658	18.590767	17.38%	0
2018	16.430511	15.837658	-3.61%	0
2017	14.485852	16.430511	13.42%	0
2016	14.462423	14.485852	0.16%	0
2015	15.003485	14.462423	-3.61%	0
2014	14.439056	15.003485	3.91%	0
2013	12.554341	14.439056	15.01%	0
2012	11.535756	12.554341	8.83%	0
2011	11.854679	11.535756	-2.69%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	8.863618	9.298567	4.91%	0
2018	9.355379	8.863618	-5.26%	0
2017	9.427978	9.355379	-0.77%	0
2016	9.606277	9.427978	-1.86%	0
2015*	10.000000	9.606277	-3.94%	0
158

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.944732	27.516977	31.38%	0
2018	21.453903	20.944732	-2.37%	0
2017	17.188716	21.453903	24.81%	0
2016	17.561799	17.188716	-2.12%	0
2015	16.342600	17.561799	7.46%	0
2014	15.694545	16.342600	4.13%	0
2013	12.490370	15.694545	25.65%	0
2012	10.505376	12.490370	18.90%	0
2011	11.758534	10.505376	-10.66%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	19.736546	27.439614	39.03%	0
2018	20.378595	19.736546	-3.15%	0
2017	14.646164	20.378595	39.14%	0
2016	13.398564	14.646164	9.31%	0
2015	13.337253	13.398564	0.46%	0
2014	12.705240	13.337253	4.97%	0
2013	9.774821	12.705240	29.98%	0
2012*	10.000000	9.774821	-2.25%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.662632	12.969962	21.64%	0
2018	13.091401	10.662632	-18.55%	0
2017	10.423878	13.091401	25.59%	0
2016	11.637757	10.423878	-10.43%	0
2015	13.293565	11.637757	-12.46%	0
2014	15.754475	13.293565	-15.62%	0
2013	14.359886	15.754475	9.71%	0
2012	13.217665	14.359886	8.64%	0
2011	20.348569	13.217665	-35.04%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	7.922213	8.985065	13.42%	0
2018	10.135329	7.922213	-21.84%	0
2017	8.258118	10.135329	22.73%	0
2016	7.121234	8.258118	15.96%	0
2015	9.279480	7.121234	-23.26%	0
2014*	10.000000	9.279480	-7.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.276726	9.654651	4.07%	0
2018	9.765702	9.276726	-5.01%	0
2017	9.793058	9.765702	-0.28%	0
2016*	10.000000	9.793058	-2.07%	0
159

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	13.571956	18.407140	35.63%	0
2018	14.388071	13.571956	-5.67%	0
2017	11.862036	14.388071	21.30%	0
2016	11.355706	11.862036	4.46%	0
2015	12.088386	11.355706	-6.06%	0
2014	13.612555	12.088386	-11.20%	0
2013	10.040642	13.612555	35.57%	0
2012*	10.000000	10.040642	0.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	14.514340	18.045185	24.33%	0
2018	16.870096	14.514340	-13.96%	0
2017	14.973088	16.870096	12.67%	0
2016	13.706866	14.973088	9.24%	0
2015	14.412642	13.706866	-4.90%	0
2014	13.623229	14.412642	5.79%	0
2013	10.465246	13.623229	30.18%	0
2012	9.408072	10.465246	11.24%	0
2011	9.845207	9.408072	-4.44%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.658497	6.58%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	14.145256	17.063175	20.63%	0
2018	16.325971	14.145256	-13.36%	0
2017	13.407969	16.325971	21.76%	0
2016	13.448345	13.407969	-0.30%	0
2015	13.175880	13.448345	2.07%	0
2014	13.571171	13.175880	-2.91%	0
2013	11.075504	13.571171	22.53%	0
2012	9.952454	11.075504	11.28%	0
2011	10.553972	9.952454	-5.70%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.503646	15.415208	34.00%	0
2018	11.917230	11.503646	-3.47%	0
2017	9.689253	11.917230	22.99%	0
2016	9.534811	9.689253	1.62%	0
2015*	10.000000	9.534811	-4.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	9.069631	9.630762	6.19%	0
2018	9.536519	9.069631	-4.90%	0
2017	9.379817	9.536519	1.67%	0
2016	9.228707	9.379817	1.64%	0
2015	9.693950	9.228707	-4.80%	0
2014	9.387603	9.693950	3.26%	0
2013	9.835857	9.387603	-4.56%	0
2012	9.384016	9.835857	4.82%	0
2011	9.272835	9.384016	1.20%	0
160

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	11.785379	12.917216	9.60%	0
2018	13.209970	11.785379	-10.78%	0
2017	12.555230	13.209970	5.21%	0
2016	11.825571	12.555230	6.17%	0
2015	12.464953	11.825571	-5.13%	0
2014	12.619640	12.464953	-1.23%	0
2013	14.407234	12.619640	-12.41%	0
2012	12.732769	14.407234	13.15%	0
2011	12.407669	12.732769	2.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.514149	10.451434	22.75%	0
2018	9.630864	8.514149	-11.60%	0
2017	8.912842	9.630864	8.06%	0
2016	8.074487	8.912842	10.38%	0
2015*	10.000000	8.074487	-19.26%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	14.304953	17.028700	19.04%	0
2018	16.057916	14.304953	-10.92%	0
2017	14.231629	16.057916	12.83%	0
2016	13.353461	14.231629	6.58%	0
2015	14.984006	13.353461	-10.88%	0
2014	15.937528	14.984006	-5.98%	0
2013	12.584259	15.937528	26.65%	0
2012	10.690803	12.584259	17.71%	0
2011	11.237723	10.690803	-4.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	11.874489	13.768737	15.95%	0
2018	13.020498	11.874489	-8.80%	0
2017	11.711637	13.020498	11.18%	0
2016	11.191035	11.711637	4.65%	0
2015	11.543750	11.191035	-3.06%	0
2014	11.453192	11.543750	0.79%	0
2013	9.676940	11.453192	18.36%	0
2012	8.711845	9.676940	11.08%	0
2011	8.990500	8.711845	-3.10%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	8.228062	8.608568	4.62%	0
2018	8.665843	8.228062	-5.05%	0
2017	8.745029	8.665843	-0.91%	0
2016	8.873212	8.745029	-1.44%	0
2015	9.264376	8.873212	-4.22%	0
2014	9.192699	9.264376	0.78%	0
2013	9.828732	9.192699	-6.47%	0
2012	9.754812	9.828732	0.76%	0
2011	9.610001	9.754812	1.51%	0
161

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	13.131242	16.990448	29.39%	0
2018	15.105084	13.131242	-13.07%	0
2017	12.012351	15.105084	25.75%	0
2016	12.488043	12.012351	-3.81%	0
2015	12.209543	12.488043	2.28%	0
2014	12.489077	12.209543	-2.24%	0
2013	10.112740	12.489077	23.50%	0
2012	8.629108	10.112740	17.19%	0
2011	9.910740	8.629108	-12.93%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	14.613521	18.277975	25.08%	0
2018	15.326650	14.613521	-4.65%	0
2017	12.490910	15.326650	22.70%	0
2016	11.928625	12.490910	4.71%	0
2015	11.675291	11.928625	2.17%	0
2014	11.253950	11.675291	3.74%	0
2013	9.044481	11.253950	24.43%	0
2012	8.025562	9.044481	12.70%	0
2011	8.770488	8.025562	-8.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	12.397244	14.956174	20.64%	0
2018	13.205431	12.397244	-6.12%	0
2017	11.280343	13.205431	17.07%	0
2016	10.576309	11.280343	6.66%	0
2015	10.898622	10.576309	-2.96%	0
2014	10.299359	10.898622	5.82%	0
2013	8.068255	10.299359	27.65%	0
2012	7.180065	8.068255	12.37%	0
2011	7.649649	7.180065	-6.14%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	9.623462	10.085653	4.80%	0
2018	10.267521	9.623462	-6.27%	0
2017	10.057316	10.267521	2.09%	0
2016	9.641455	10.057316	4.31%	0
2015	10.342181	9.641455	-6.78%	0
2014	10.370357	10.342181	-0.27%	0
2013	10.925354	10.370357	-5.08%	0
2012	10.139584	10.925354	7.75%	0
2011	10.005788	10.139584	1.34%	0
162

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	12.644149	15.416631	21.93%	0
2018	14.236205	12.644149	-11.18%	0
2017	12.598912	14.236205	13.00%	0
2016	11.160977	12.598912	12.88%	0
2015	12.436506	11.160977	-10.26%	0
2014	11.893116	12.436506	4.57%	0
2013	9.156194	11.893116	29.89%	0
2012	8.071835	9.156194	13.43%	0
2011	8.627495	8.071835	-6.44%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.896823	10.920939	10.35%	0
2018	11.266029	9.896823	-12.15%	0
2017	9.907575	11.266029	13.71%	0
2016*	10.000000	9.907575	-0.92%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.909271	10.139442	2.32%	0
2018*	10.000000	9.909271	-0.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	11.746016	12.938499	10.15%	0
2018	12.616612	11.746016	-6.90%	0
2017	12.309042	12.616612	2.50%	0
2016	11.230516	12.309042	9.60%	0
2015	12.011790	11.230516	-6.50%	0
2014	12.201126	12.011790	-1.55%	0
2013	11.869984	12.201126	2.79%	0
2012	10.794438	11.869984	9.96%	0
2011	10.829621	10.794438	-0.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.352833	15.189525	22.96%	0
2018	13.549187	12.352833	-8.83%	0
2017	11.311168	13.549187	19.79%	0
2016	10.375801	11.311168	9.01%	0
2015	10.938659	10.375801	-5.15%	0
2014	10.693103	10.938659	2.30%	0
2013	7.760083	10.693103	37.80%	0
2012	6.919276	7.760083	12.15%	0
2011	8.158038	6.919276	-15.18%	0
163

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	7.756582	9.891660	27.53%	0
2018	9.698634	7.756582	-20.02%	0
2017	8.046568	9.698634	20.53%	0
2016	8.593352	8.046568	-6.36%	0
2015	9.010513	8.593352	-4.63%	0
2014	9.514697	9.010513	-5.30%	0
2013	8.185656	9.514697	16.24%	0
2013	8.185656	9.514697	16.24%	0
2012	7.381798	8.185656	10.89%	0
2011	8.507686	7.381798	-13.23%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	13.814944	17.111484	23.86%	0
2018	14.434052	13.814944	-4.29%	0
2017	12.502348	14.434052	15.45%	0
2016	11.714590	12.502348	6.72%	0
2015	12.122510	11.714590	-3.36%	0
2014	11.293162	12.122510	7.34%	0
2013	8.994143	11.293162	25.56%	0
2012	8.230126	8.994143	9.28%	0
2011	8.540056	8.230126	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	10.320045	12.281144	19.00%	0
2018	12.047287	10.320045	-14.34%	0
2017	10.473901	12.047287	15.02%	0
2016	10.067075	10.473901	4.04%	0
2015	10.673844	10.067075	-5.68%	0
2014	10.640160	10.673844	0.32%	0
2013	8.560112	10.640160	24.30%	0
2012	7.677428	8.560112	11.50%	0
2011	8.541617	7.677428	-10.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	9.882019	11.021689	11.53%	0
2018	10.980726	9.882019	-10.01%	0
2017	10.206767	10.980726	7.58%	0
2016	10.018856	10.206767	1.88%	0
2015	10.548127	10.018856	-5.02%	0
2014	10.534914	10.548127	0.13%	0
2013	9.570922	10.534914	10.07%	0
2012	8.977648	9.570922	6.61%	0
2011	9.478391	8.977648	-5.28%	0
164

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	10.282757	11.869559	15.43%	0
2018	11.665728	10.282757	-11.85%	0
2017	10.491919	11.665728	11.19%	0
2016	10.182312	10.491919	3.04%	0
2015	10.749491	10.182312	-5.28%	0
2014	10.695021	10.749491	0.51%	0
2013	9.188343	10.695021	16.40%	0
2012	8.422942	9.188343	9.09%	0
2011	9.086483	8.422942	-7.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	9.085740	9.653086	6.24%	0
2018	9.719720	9.085740	-6.52%	0
2017	9.518302	9.719720	2.12%	0
2016	9.476622	9.518302	0.44%	0
2015	9.944504	9.476622	-4.70%	0
2014	10.024390	9.944504	-0.80%	0
2013	9.951188	10.024390	0.74%	0
2012	9.643712	9.951188	3.19%	0
2011	9.904770	9.643712	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	9.552871	10.441214	9.30%	0
2018	10.703893	9.552871	-10.75%	0
2017	9.714097	10.703893	10.19%	0
2016	9.585069	9.714097	1.35%	0
2015	10.432529	9.585069	-8.12%	0
2014	10.627067	10.432529	-1.83%	0
2013*	10.000000	10.627067	6.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	9.803508	10.862199	10.80%	0
2018	10.991928	9.803508	-10.81%	0
2017	9.719272	10.991928	13.09%	0
2016	9.530961	9.719272	1.98%	0
2015	10.437202	9.530961	-8.68%	0
2014	10.763061	10.437202	-3.03%	0
2013*	10.000000	10.763061	7.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	10.124329	11.482957	13.42%	0
2018	11.353286	10.124329	-10.82%	0
2017	10.375493	11.353286	9.42%	0
2016	10.124271	10.375493	2.48%	0
2015	10.659810	10.124271	-5.02%	0
2014	10.618701	10.659810	0.39%	0
2013	9.389273	10.618701	13.09%	0
2012	8.704643	9.389273	7.87%	0
2011	9.283113	8.704643	-6.23%	0
165

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	10.281451	12.064525	17.34%	0
2018	11.837447	10.281451	-13.14%	0
2017	10.442227	11.837447	13.36%	0
2016	10.108701	10.442227	3.30%	0
2015	10.691196	10.108701	-5.45%	0
2014	10.650837	10.691196	0.38%	0
2013	8.927182	10.650837	19.31%	0
2012	8.116181	8.927182	9.99%	0
2011	8.868008	8.116181	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	9.691899	10.634936	9.73%	0
2018	10.603159	9.691899	-8.59%	0
2017	10.050111	10.603159	5.50%	0
2016	9.875361	10.050111	1.77%	0
2015	10.397661	9.875361	-5.02%	0
2014	10.406110	10.397661	-0.08%	0
2013	9.744485	10.406110	6.79%	0
2012	9.224954	9.744485	5.63%	0
2011	9.634496	9.224954	-4.25%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	10.847008	11.713380	7.99%	0
2018	13.405018	10.847008	-19.08%	0
2017	11.377007	13.405018	17.83%	0
2016	11.719134	11.377007	-2.92%	0
2015	12.703521	11.719134	-7.75%	0
2014	14.406826	12.703521	-11.82%	0
2013	12.495905	14.406826	15.29%	0
2012	10.887616	12.495905	14.77%	0
2011	12.950058	10.887616	-15.93%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	9.378338	9.786309	4.35%	0
2018	9.839002	9.378338	-4.68%	0
2017	9.836641	9.839002	0.02%	0
2016	9.756965	9.836641	0.82%	0
2015	10.253826	9.756965	-4.85%	0
2014	10.203628	10.253826	0.49%	0
2013	10.860014	10.203628	-6.04%	0
2012	10.525996	10.860014	3.17%	0
2011	10.319517	10.525996	2.00%	0
166

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	9.921096	10.438041	5.21%	0
2018	10.489283	9.921096	-5.42%	0
2017	10.528487	10.489283	-0.37%	0
2016	10.611926	10.528487	-0.79%	0
2015	11.111612	10.611926	-4.50%	0
2014	11.035843	11.111612	0.69%	0
2013	11.736195	11.035843	-5.97%	0
2012	11.413984	11.736195	2.82%	0
2011	11.210258	11.413984	1.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.397205	10.804550	14.98%	0
2018	10.901572	9.397205	-13.80%	0
2017	9.631700	10.901572	13.18%	0
2016	9.006251	9.631700	6.94%	0
2015*	10.000000	9.006251	-9.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.291396	10.481968	12.81%	0
2018	10.501955	9.291396	-11.53%	0
2017	9.609023	10.501955	9.29%	0
2016	9.201355	9.609023	4.43%	0
2015*	10.000000	9.201355	-7.99%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	10.152774	11.955804	17.76%	0
2018	12.846754	10.152774	-20.97%	0
2017	9.474369	12.846754	35.59%	0
2016	9.181290	9.474369	3.19%	0
2015	11.417683	9.181290	-19.59%	0
2014	12.616644	11.417683	-9.50%	0
2013	13.086309	12.616644	-3.59%	0
2012	11.652971	13.086309	12.30%	0
2011	15.681667	11.652971	-25.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.532690	8.705042	2.02%	0
2018	8.894488	8.532690	-4.07%	0
2017	9.074891	8.894488	-1.99%	0
2016	9.382367	9.074891	-3.28%	0
2015	9.783984	9.382367	-4.10%	0
2014	9.746318	9.783984	0.39%	0
2013	10.581638	9.746318	-7.89%	0
2012	10.696697	10.581638	-1.08%	0
2011	10.387425	10.696697	2.98%	0
167

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.615240	6.463762	-2.29%	0
2018	6.797886	6.615240	-2.69%	0
2017	7.050621	6.797886	-3.58%	0
2016	7.343018	7.050621	-3.98%	0
2015	7.648972	7.343018	-4.00%	0
2014	7.967677	7.648972	-4.00%	0
2013	8.299660	7.967677	-4.00%	0
2012	8.646443	8.299660	-4.01%	0
2011	9.005698	8.646443	-3.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	6.652282	7.594071	14.16%	0
2018	8.135459	6.652282	-18.23%	0
2017	6.667923	8.135459	22.01%	0
2016	6.901255	6.667923	-3.38%	0
2015	7.428176	6.901255	-7.09%	0
2014	7.793853	7.428176	-4.69%	0
2013	6.905655	7.793853	12.86%	0
2012	6.243363	6.905655	10.61%	0
2011	7.225698	6.243363	-13.60%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	6.962698	8.101434	16.35%	0
2018	8.448085	6.962698	-17.58%	0
2017	7.069860	8.448085	19.49%	0
2016	7.325296	7.069860	-3.49%	0
2015	7.738119	7.325296	-5.33%	0
2014	8.592329	7.738119	-9.94%	0
2013	7.396144	8.592329	16.17%	0
2012	6.517932	7.396144	13.47%	0
2011	7.790246	6.517932	-16.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	12.191836	14.481906	18.78%	0
2018	13.937067	12.191836	-12.52%	0
2017	12.256977	13.937067	13.71%	0
2016	11.662022	12.256977	5.10%	0
2015	12.270491	11.662022	-4.96%	0
2014	12.174840	12.270491	0.79%	0
2013	9.966282	12.174840	22.16%	0
2012	8.957876	9.966282	11.26%	0
2011	9.712286	8.957876	-7.77%	0
168

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	12.654323	14.011912	10.73%	0
2018	13.856671	12.654323	-8.68%	0
2017	12.986737	13.856671	6.70%	0
2016	12.724316	12.986737	2.06%	0
2015	13.277595	12.724316	-4.17%	0
2014	13.224443	13.277595	0.40%	0
2013	12.144989	13.224443	8.89%	0
2012	11.566593	12.144989	5.00%	0
2011	11.941778	11.566593	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	14.824441	17.069395	15.14%	0
2018	16.514436	14.824441	-10.23%	0
2017	14.981773	16.514436	10.23%	0
2016	14.483272	14.981773	3.44%	0
2015	15.167486	14.483272	-4.51%	0
2014	15.016820	15.167486	1.00%	0
2013	13.090372	15.016820	14.72%	0
2012	12.148848	13.090372	7.75%	0
2011	12.773538	12.148848	-4.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	9.094643	9.563206	5.15%	0
2018	9.649768	9.094643	-5.75%	0
2017	9.510243	9.649768	1.47%	0
2016	9.500291	9.510243	0.10%	0
2015	9.870041	9.500291	-3.75%	0
2014	9.896292	9.870041	-0.27%	0
2013	9.833507	9.896292	0.64%	0
2012	9.740165	9.833507	0.96%	0
2011	9.856082	9.740165	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	9.622702	10.438595	8.48%	0
2018	10.623675	9.622702	-9.42%	0
2017	9.703449	10.623675	9.48%	0
2016	9.560859	9.703449	1.49%	0
2015	10.292925	9.560859	-7.11%	0
2014	10.464834	10.292925	-1.64%	0
2013*	10.000000	10.464834	4.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	9.879283	10.930321	10.64%	0
2018	10.956726	9.879283	-9.83%	0
2017	9.756736	10.956726	12.30%	0
2016	9.501629	9.756736	2.68%	0
2015	10.305193	9.501629	-7.80%	0
2014	10.551691	10.305193	-2.34%	0
2013*	10.000000	10.551691	5.52%	0
169

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.057065	12.498461	13.04%	0
2018	12.214296	11.057065	-9.47%	0
2017	11.265377	12.214296	8.42%	0
2016	10.951147	11.265377	2.87%	0
2015	11.445796	10.951147	-4.32%	0
2014	11.335405	11.445796	0.97%	0
2013	10.124182	11.335405	11.96%	0
2012	9.517948	10.124182	6.37%	0
2011	9.917673	9.517948	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.812171	13.815027	16.96%	0
2018	13.337922	11.812171	-11.44%	0
2017	11.906098	13.337922	12.03%	0
2016	11.431178	11.906098	4.15%	0
2015	11.995091	11.431178	-4.70%	0
2014	11.904781	11.995091	0.76%	0
2013	10.133068	11.904781	17.48%	0
2012	9.279370	10.133068	9.20%	0
2011	9.875258	9.279370	-6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.186577	11.097699	8.94%	0
2018	11.024946	10.186577	-7.60%	0
2017	10.514419	11.024946	4.86%	0
2016	10.360404	10.514419	1.49%	0
2015	10.795423	10.360404	-4.03%	0
2014	10.736391	10.795423	0.55%	0
2013	10.121433	10.736391	6.08%	0
2012	9.759536	10.121433	3.71%	0
2011	9.959787	9.759536	-2.01%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.281214	2.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.576468	5.76%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	13.490162	16.864165	25.01%	0
2018	14.542937	13.490162	-7.24%	0
2017	11.662177	14.542937	24.70%	0
2016	11.909693	11.662177	-2.08%	0
2015	12.029468	11.909693	-1.00%	0
2014	11.376186	12.029468	5.74%	0
2013	8.815971	11.376186	29.04%	0
2012	7.907773	8.815971	11.48%	0
2011	8.511731	7.907773	-7.10%	0
170

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	9.899129	11.305989	14.21%	0
2018	10.836394	9.899129	-8.65%	0
2017	9.601151	10.836394	12.87%	0
2016	9.212566	9.601151	4.22%	0
2015	9.817095	9.212566	-6.16%	0
2014*	10.000000	9.817095	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.109427	13.009610	17.10%	0
2018	11.880999	11.109427	-6.49%	0
2017	10.168222	11.880999	16.84%	0
2016	9.623903	10.168222	5.66%	0
2015	10.010806	9.623903	-3.86%	0
2014*	10.000000	10.010806	0.11%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	22.074602	29.103432	31.84%	0
2018	23.359786	22.074602	-5.50%	0
2017	19.146904	23.359786	22.00%	0
2016	19.300755	19.146904	-0.80%	0
2015	19.179992	19.300755	0.63%	0
2014	18.403412	19.179992	4.22%	0
2013	14.065886	18.403412	30.84%	0
2012	12.373742	14.065886	13.68%	0
2011	13.218044	12.373742	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	18.461082	22.451814	21.62%	0
2018	21.247189	18.461082	-13.11%	0
2017	20.407767	21.247189	4.11%	0
2016	17.681628	20.407767	15.42%	0
2015	19.274703	17.681628	-8.27%	0
2014	17.776110	19.274703	8.43%	0
2013	14.062412	17.776110	26.41%	0
2012	12.800590	14.062412	9.86%	0
2011	13.268333	12.800590	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	16.567700	19.984941	20.63%	0
2018	19.480004	16.567700	-14.95%	0
2017	17.523922	19.480004	11.16%	0
2016	15.173216	17.523922	15.49%	0
2015	16.216473	15.173216	-6.43%	0
2014	15.437889	16.216473	5.04%	0
2013	12.086388	15.437889	27.73%	0
2012	10.718317	12.086388	12.76%	0
2011	11.455559	10.718317	-6.44%	0
171

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	6.208752	6.929430	11.61%	0
2018	7.825763	6.208752	-20.66%	0
2017	6.651770	7.825763	17.65%	0
2016	6.599431	6.651770	0.79%	0
2015	7.262816	6.599431	-9.13%	0
2014	8.376187	7.262816	-13.29%	0
2013	7.207825	8.376187	16.21%	0
2012	6.415168	7.207825	12.36%	0
2011	7.994470	6.415168	-19.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	10.962627	13.165634	20.10%	0
2018	12.949458	10.962627	-15.34%	0
2017	11.793516	12.949458	9.80%	0
2016	10.585039	11.793516	11.42%	0
2015	11.418629	10.585039	-7.30%	0
2014	10.789241	11.418629	5.83%	0
2013	8.323106	10.789241	29.63%	0
2012	7.373580	8.323106	12.88%	0
2011	8.178567	7.373580	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.901391	16.527792	18.89%	0
2018	16.678405	13.901391	-16.65%	0
2017	15.259382	16.678405	9.30%	0
2016	13.515361	15.259382	12.90%	0
2015	14.496948	13.515361	-6.77%	0
2014	12.904507	14.496948	12.34%	0
2013	9.907187	12.904507	30.25%	0
2012	8.870933	9.907187	11.68%	0
2011	9.459446	8.870933	-6.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	12.648230	16.438022	29.96%	0
2018	14.358353	12.648230	-11.91%	0
2017	11.997635	14.358353	19.68%	0
2016	11.564258	11.997635	3.75%	0
2015	11.982734	11.564258	-3.49%	0
2014	12.173119	11.982734	-1.56%	0
2013	8.808479	12.173119	38.20%	0
2012	8.114017	8.808479	8.56%	0
2011	8.524880	8.114017	-4.82%	0
172

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	12.656969	14.421815	13.94%	0
2018	15.912519	12.656969	-20.46%	0
2017	15.239602	15.912519	4.42%	0
2016	12.635988	15.239602	20.60%	0
2015	14.046070	12.635988	-10.04%	0
2014	13.704204	14.046070	2.49%	0
2013	10.194475	13.704204	34.43%	0
2012	8.827693	10.194475	15.48%	0
2011	9.725216	8.827693	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	13.670955	16.451645	20.34%	0
2018	16.341487	13.670955	-16.34%	0
2017	15.035692	16.341487	8.68%	0
2016	12.779292	15.035692	17.66%	0
2015	13.569030	12.779292	-5.82%	0
2014	14.056382	13.569030	-3.47%	0
2013	10.417258	14.056382	34.93%	0
2012	9.418222	10.417258	10.61%	0
2011	10.414312	9.418222	-9.56%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	13.061540	15.805171	21.01%	0
2018	14.458527	13.061540	-9.66%	0
2017	12.722661	14.458527	13.64%	0
2016	12.034669	12.722661	5.72%	0
2015	12.588823	12.034669	-4.40%	0
2014	11.866219	12.588823	6.09%	0
2013	8.921018	11.866219	33.01%	0
2012	8.343822	8.921018	6.92%	0
2011	8.984225	8.343822	-7.13%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	10.301450	12.900396	25.23%	0
2018	11.187197	10.301450	-7.92%	0
2017	10.977462	11.187197	1.91%	0
2016	10.667659	10.977462	2.90%	0
2015	11.778978	10.667659	-9.43%	0
2014	9.540244	11.778978	23.47%	0
2013	9.676515	9.540244	-1.41%	0
2012	8.721604	9.676515	10.95%	0
2011	8.558764	8.721604	1.90%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	13.730143	17.246081	25.61%	0
2018	15.038567	13.730143	-8.70%	0
2017	12.920710	15.038567	16.39%	0
2016	12.080714	12.920710	6.95%	0
2015	12.466551	12.080714	-3.09%	0
2014	11.484113	12.466551	8.55%	0
2013*	10.000000	11.484113	14.84%	0
173

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	7.788132	7.782219	-0.08%	0
2018	8.048448	7.788132	-3.23%	0
2017	8.252546	8.048448	-2.47%	0
2016	8.386475	8.252546	-1.60%	0
2015	8.765843	8.386475	-4.33%	0
2014	9.086211	8.765843	-3.53%	0
2013	9.454863	9.086211	-3.90%	0
2012	9.514608	9.454863	-0.63%	0
2011	9.782966	9.514608	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.241910	14.685690	19.96%	0
2018	14.387268	12.241910	-14.91%	0
2017	13.123792	14.387268	9.63%	0
2016	11.308695	13.123792	16.05%	0
2015	12.384635	11.308695	-8.69%	0
2014	12.339103	12.384635	0.37%	0
2013*	10.000000	12.339103	23.39%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	12.823893	16.846119	31.37%	0
2018	14.374751	12.823893	-10.79%	0
2017	11.740422	14.374751	22.44%	0
2016	11.530003	11.740422	1.82%	0
2015	12.052205	11.530003	-4.33%	0
2014	12.104258	12.052205	-0.43%	0
2013	9.096464	12.104258	33.07%	0
2012	8.265892	9.096464	10.05%	0
2011	9.010731	8.265892	-8.27%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	16.894850	21.487243	27.18%	0
2018	18.838739	16.894850	-10.32%	0
2017	15.751958	18.838739	19.60%	0
2016	15.750965	15.751958	0.01%	0
2015	16.245765	15.750965	-3.05%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.134753	7.101902	-0.46%	0
2018	7.358565	7.134753	-3.04%	0
2017	7.596624	7.358565	-3.13%	0
2016	7.816965	7.596624	-2.82%	0
2015	8.127757	7.816965	-3.82%	0
2014	8.415088	8.127757	-3.41%	0
2013	8.711994	8.415088	-3.41%	0
2012	8.676395	8.711994	0.41%	0
2011	9.010896	8.676395	-3.71%	0
174

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	14.624237	17.673473	20.85%	0
2018	16.162778	14.624237	-9.52%	0
2017	14.214380	16.162778	13.71%	0
2016	13.475943	14.214380	5.48%	0
2015	14.102851	13.475943	-4.45%	0
2014	13.308734	14.102851	5.97%	0
2013	10.074517	13.308734	32.10%	0
2012	9.456985	10.074517	6.53%	0
2011	10.163342	9.456985	-6.95%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.024240	9.680689	7.27%	0
2018	9.944110	9.024240	-9.25%	0
2017	9.134994	9.944110	8.86%	0
2016	8.426939	9.134994	8.40%	0
2015	9.666416	8.426939	-12.82%	0
2014	10.023640	9.666416	-3.56%	0
2013	10.429913	10.023640	-3.90%	0
2012*	10.000000	10.429913	4.30%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.340247	10.280485	10.07%	0
2018	10.224993	9.340247	-8.65%	0
2017	9.701064	10.224993	5.40%	0
2016	8.924891	9.701064	8.70%	0
2015	9.521981	8.924891	-6.27%	0
2014*	10.000000	9.521981	-4.78%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	8.768494	9.000062	2.64%	0
2018	9.523838	8.768494	-7.93%	0
2017	8.957946	9.523838	6.32%	0
2016	9.066905	8.957946	-1.20%	0
2015	10.174769	9.066905	-10.89%	0
2014	10.566918	10.174769	-3.71%	0
2013	11.780858	10.566918	-10.30%	0
2012	11.662833	11.780858	1.01%	0
2011	11.204438	11.662833	4.09%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	8.661784	8.641592	-0.23%	0
2018	9.003364	8.661784	-3.79%	0
2017	9.261483	9.003364	-2.79%	0
2016	9.522047	9.261483	-2.74%	0
2015	9.898126	9.522047	-3.80%	0
2014	10.233969	9.898126	-3.28%	0
2013	10.685205	10.233969	-4.22%	0
2012	10.526363	10.685205	1.51%	0
2011	10.854336	10.526363	-3.02%	0
175

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.493787	9.359776	-1.41%	0
2018	9.752402	9.493787	-2.65%	0
2017	9.928735	9.752402	-1.78%	0
2016*	10.000000	9.928735	-0.71%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	8.838473	9.184701	3.92%	0
2018	9.267653	8.838473	-4.63%	0
2017	9.209116	9.267653	0.64%	0
2016	9.350189	9.209116	-1.51%	0
2015	9.707198	9.350189	-3.68%	0
2014	9.707123	9.707198	0.00%	0
2013	10.323538	9.707123	-5.97%	0
2012	9.821738	10.323538	5.11%	0
2011*	10.000000	9.821738	-1.78%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.713155	12.159920	25.19%	0
2018	11.059114	9.713155	-12.17%	0
2017*	10.000000	11.059114	10.59%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.610354	16.554135	31.27%	0
2018	12.833482	12.610354	-1.74%	0
2017	10.210787	12.833482	25.69%	0
2016*	10.000000	10.210787	2.11%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	8.116156	9.751377	20.15%	0
2018	10.454913	8.116156	-22.37%	0
2017	8.602477	10.454913	21.53%	0
2016	9.185326	8.602477	-6.35%	0
2015	9.554749	9.185326	-3.87%	0
2014	10.676656	9.554749	-10.51%	0
2013	8.683644	10.676656	22.95%	0
2012	7.420051	8.683644	17.03%	0
2011	9.304694	7.420051	-20.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	27.503194	33.962315	23.48%	0
2018	28.412696	27.503194	-3.20%	0
2017	23.245205	28.412696	22.23%	0
2016	27.117172	23.245205	-14.28%	0
2015	25.115095	27.117172	7.97%	0
2014	19.935939	25.115095	25.98%	0
2013	13.796650	19.935939	44.50%	0
2012	10.971485	13.796650	25.75%	0
2011	10.352428	10.971485	5.98%	0
176

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.400135	4.711875	7.08%	0
2018	6.405302	4.400135	-31.30%	0
2017	6.805547	6.405302	-5.88%	0
2016	4.942540	6.805547	37.69%	0
2015	7.757586	4.942540	-36.29%	0
2014	10.019965	7.757586	-22.58%	0
2013	9.463223	10.019965	5.88%	0
2012*	10.000000	9.463223	-5.37%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.509669	4.843155	7.39%	0
2018	6.551481	4.509669	-31.17%	0
2017	6.941526	6.551481	-5.62%	0
2016	5.030863	6.941526	37.98%	0
2015	7.874939	5.030863	-36.12%	0
2014	10.140961	7.874939	-22.35%	0
2013	9.556824	10.140961	6.11%	0
2012*	10.000000	9.556824	-4.43%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.596210	5.96%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	20.317031	24.347023	19.84%	0
2018	20.895290	20.317031	-2.77%	0
2017	17.291729	20.895290	20.84%	0
2016	16.715288	17.291729	3.45%	0
2015	17.928792	16.715288	-6.77%	0
2014	19.033556	17.928792	-5.80%	0
2013	13.196918	19.033556	44.23%	0
2012	12.745064	13.196918	3.55%	0
2011	13.914797	12.745064	-8.41%	0
177

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
178

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
179

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
180

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
181

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
182

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
183

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
184

distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as Enhanced CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
185

•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
186

Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
187

Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
188

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
189

(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
190

Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
191

America’s Horizon Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 97. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares

•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
2

•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
4

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	8%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [2]
Variable Account Annual Expenses (assessed as an annualized rate of total variable account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.35%
Administrative Charge	0.20%
CDSC Options (eligible applicants may elect one)
Four Year CDSC Option Charge ("L Schedule Option") (no longer available)	0.20% [3]
Total Variable Account Charges (including this option only)	1.75%
No CDSC Option Charge ("C Schedule Option") (no longer available)	0.25% [4]
Total Variable Account Charges (including this option only)	1.80%
Death Benefit Options (eligible applicants may elect one)
One-Month Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.75%
Combination Enhanced Death Benefit Option Charge (available until state approval is received for the One-Month Enhanced Death Benefit Option)	0.30%
Total Variable Account Charges (including this option only)	1.85%
Combination Enhanced Death Benefit Option II Charge	0.45%
Total Variable Account Charges (including this option only)	2.00%
Beneficiary Protector II Option Charge	0.35%
Total Variable Account Charges (including this option only)	1.90%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option Charge	0.10% [5]
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.10% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

4% Extra Value Option Charge	0.25% [6]
Total Variable Account Charges (including this option only)	1.80%
9

Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.25% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

5% Extra Value Option Charge (non-New York)	0.45% [7]
Total Variable Account Charges (including this option only)	2.00%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

5% Extra Value Option Charge (New York)	0.55% [8]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.55% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Lifetime Income Option Charge	1.00% [9]
Total Variable Account Charges (including this option only)	2.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options/Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option Charge	0.50%
Total Variable Account Charges (including this option only)	2.05%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options/Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[10]
Nationwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider Charge (only available in NY)	1.00% [11]
7% Nationwide Lifetime Income Rider Charge (not available in NY)	1.00% [12]
10% Nationwide Lifetime Income Rider Charge	1.20% [13]
Joint Options (an applicant may purchase one only if the corresponding Nationwide Lifetime Income Rider is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider Charge (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider Charge (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider Charge (not available in NY)	0.30% [14]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.35%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option Charge	0.20%
Combination Enhanced Death Benefit Option II Charge	0.45%
Beneficiary Protector II Option Charge	0.35%
5% Extra Value Option Charge (Non-New York)	0.45%
10% Nationwide Lifetime Income Rider Charge	1.20% [15]
Joint Option for the 10% Nationwide Lifetime Income Rider Charge	0.30% [15]
Maximum Possible Total Variable Account Charges	4.50% [16]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	Range of L Schedule Option CDSC over time:

10

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
[4]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[5]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option eight years from the date the contract was issued.
[6]	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option eight years from the date the contract was issued.
[7]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option eight years from the date the contract was issued.
[8]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) seven years from the date the contract was issued.
[9]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[10]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[11]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[12]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[13]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[15]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[16]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	1.42%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
11

Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.50%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying MutualFund Operating Expenses (1.42%)	$1,322	$2,342	$3,333	$5,887	*	$1,842	$3,033	$5,887	$622	$1,842	$3,033	$5,887
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,215	$2,041	$2,865	$5,112	*	$1,541	$2,565	$5,112	$515	$1,541	$2,565	$5,112
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
12

Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
13

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments withdrawn.
CDSC Options
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets.
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.25% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
14

•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.10% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.25% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first eight Contract Years. This option is not available for contracts issued in the State of New York.
•	The 5% Extra Value Option (New York) applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.55% for the first seven Contract Years. This option is only available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
15

•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
16

5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
17

Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for eight years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for eight years from the date the contract was issued.
•	The charge for the 5% Extra Value Option (non-New York) will be assessed for eight years from the date the contract was issued.
•	The charge for the 5% Extra Value Option (New York) will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
18

Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
19

Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
20

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
21

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option has a GTO charge equal to 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) has a GTO charge equal to 0.45% for the first eight Contract Years.
•	The 5% Extra Value Option (New York) has a GTO charge equal to 0.55% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
22

•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option has a Fixed Account charge equal to 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) has a Fixed Account charge equal to 0.45% for the first eight Contract Years.
•	The 5% Extra Value Option (New York) has a Fixed Account charge equal to 0.55% for the first seven Contract Years.
23

Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, transfer rights, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
24

Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
25

•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
26

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
27

Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
28

The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	7%	6%	5%	4%	3%	2%	1%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven or eight years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
29

Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
30

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
31

Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The Combination Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.25% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
32

Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven or eight Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
•	Nationwide believes that an Extra Value Option, even after the direct and indirect costs associated with the option, will benefit the majority of Contract Owners. However, if an Extra Value Option is elected, the individual financial professional and his/her firm will receive less commission. Consult your individual financial professional for further information.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.10% of the Daily Net Assets for the first eight Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.10%.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.25% of the Daily Net Assets for the first eight Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.25%.
5% Extra Value Option (non-New York)
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is not available for contracts issued in the State of New
33

York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%. After the end of eight Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
5% Extra Value Option (New York)
Applicants can elect the 5% Extra Value Option (New York), in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is only available for contracts issued in the State of New York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.55%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the the 5% Extra Value Option (New York) and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
For contracts issued on or after May 1, 2010, Nationwide will not recapture credits except as provided in the Recapture Resulting from Exercising Free-Look Privilege section.
For contracts issued before May 1, 2010, Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the total Contract Value after a market decline.
Nationwide will not recapture credits under the Extra Value Option under any of the following circumstances:
•	If the withdrawal is not subject to a CDSC or would not be subject to a CDSC under the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after the end of seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the free look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are withdrawn pursuant to the free look right, Nationwide will recapture the entire amount credited to the contract under this
34

option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts issued on or after May 1, 2010, Nationwide will not recapture amounts credited to the contract, except as provided in the Recapture Resulting from Exercising Free-Look Privilege section.
For contracts issued before May 1, 2010, with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of the seventh Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts issued before May 1, 2010, with the 5% Extra Value Option or the 5% Extra Value Option (New York), if the Contract Owner takes a full withdrawal of contract before the end of the seventh Contract Year, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
and the 5% Extra Value Option (New York)
Contract Year	Credit Percentage Vested		Credit Percentage Subject to Recapture
1	0%		5%	(or all of the credit)
2	0.25%		4.75%	(or 95% of the credit)
3	1%		4%	(or 80% of the credit)
4	1%		4%	(or 80% of the credit)
5	1%		4%	(or 80% of the credit)
6	1%		4%	(or 80% of the credit)
7	1%		4%	(or 80% of the credit)
8 and thereafter	5%	(fully vested)	0%
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Surrender
For contracts issued on or after May 1, 2010, Nationwide will not recapture amounts credited to the contract, except as provided in the Recapture Resulting from Exercising Free-Look Privilege section.
For contracts issued before May 1, 2010, with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year 2, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 15% of purchase payments free of CDSC. Thus, he can take ($100,000 x 15%) = $15,000 without incurring a CDSC. That leaves $5,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $150.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts issued before May 1, 2010, with the 5% Extra Value Option or the 5% Extra Value Option (New York), if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
35

Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
36

If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
37

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
38

Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
39

Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit Option).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
40

Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
41

Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to
42

take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit Option
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
43

The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
44

	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Remaining Immediate Withdrawal Base	$56,000	$50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals,
45

Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is
46

invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract
47

Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
48

Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
49

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
50

Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most
51

contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be
52

immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
53

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
54

(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
55

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
56

For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
57

Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
58

Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
59

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
60

Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
61

Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
62

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
63

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
64

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first eight Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.55%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.55% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower
65

expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
66

If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
67

Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
68

Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
69

Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.55% to 4.00% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
70

Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
71

Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
72

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
73

Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
74

Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
75

•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
76

(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough
77

Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
78

2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
79

Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
80

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
81

Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
82

Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to
83

certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or
84

percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
85

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
86

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (One-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
87

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the
88

option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
89

If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
90

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
91

If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
92

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
93

Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.55% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
94

Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
95

No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
96

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
97

Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103095
98

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
99

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (formerly, Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
100

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
101

Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (formerly, Janus Henderson VIT Balanced Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
102

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
103

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
104

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
105

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
106

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.55%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 4.00%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	28.589477	34.792092	21.70%	9,697
2018	30.845017	28.589477	-7.31%	10,881
2017	26.416455	30.845017	16.76%	11,913
2016	24.156939	26.416455	9.35%	18,088
2015	24.192123	24.156939	-0.15%	21,070
2014	22.484138	24.192123	7.60%	25,857
2013	16.968235	22.484138	32.51%	29,475
2012	14.700898	16.968235	15.42%	39,166
2011	14.077320	14.700898	4.43%	52,930
2010	12.676384	14.077320	11.05%	61,830
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	36.457031	43.035294	18.04%	68,839
2018	43.721849	36.457031	-16.62%	86,620
2017	39.351536	43.721849	11.11%	96,326
2016	32.028618	39.351536	22.86%	115,627
2015	34.497207	32.028618	-7.16%	134,594
2014	32.163015	34.497207	7.26%	138,228
2013	23.736041	32.163015	35.50%	181,412
2012	20.351798	23.736041	16.63%	171,655
2011	22.622118	20.351798	-10.04%	206,456
2010	18.151577	22.622118	24.63%	215,971
107

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.045066	13.986207	7.21%	743,736
2018	13.635939	13.045066	-4.33%	930,629
2017	13.359507	13.635939	2.07%	1,003,161
2016	12.998943	13.359507	2.77%	1,006,024
2015	13.537743	12.998943	-3.98%	1,102,346
2014	13.311629	13.537743	1.70%	1,177,877
2013	14.773974	13.311629	-9.90%	1,374,724
2012	13.974967	14.773974	5.72%	1,544,168
2011	12.702456	13.974967	10.02%	1,600,573
2010	12.274076	12.702456	3.49%	1,571,238
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	27.138914	33.063426	21.83%	11,800
2018	29.705515	27.138914	-8.64%	13,015
2017	25.081027	29.705515	18.44%	14,679
2016	22.504337	25.081027	11.45%	17,409
2015	24.304548	22.504337	-7.41%	20,651
2014	21.977073	24.304548	10.59%	28,182
2013	16.476523	21.977073	33.38%	32,131
2012	14.622493	16.476523	12.68%	36,621
2011	14.439706	14.622493	1.27%	52,828
2010	12.881446	14.439706	12.10%	54,621
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	25.470951	32.346563	26.99%	170,101
2018	29.727674	25.470951	-14.32%	222,463
2017	27.088025	29.727674	9.74%	262,042
2016	22.419980	27.088025	20.82%	315,448
2015	23.138464	22.419980	-3.11%	314,839
2014	20.219387	23.138464	14.44%	343,531
2013	15.810296	20.219387	27.89%	371,597
2012	13.817561	15.810296	14.42%	437,186
2011	14.153980	13.817561	-2.38%	487,832
2010	12.083621	14.153980	17.13%	490,111
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	40.195079	48.362147	20.32%	114,042
2018	44.857817	40.195079	-10.39%	130,379
2017	40.534424	44.857817	10.67%	156,879
2016	32.746128	40.534424	23.78%	195,424
2015	34.055038	32.746128	-3.84%	227,890
2014	32.905931	34.055038	3.49%	246,402
2013	23.752825	32.905931	38.53%	261,950
2012	20.846103	23.752825	13.94%	261,885
2011	21.055151	20.846103	-0.99%	318,473
2010	16.996631	21.055151	23.88%	320,250
108

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	30.050337	38.572542	28.36%	276,897
2018	32.083672	30.050337	-6.34%	354,009
2017	26.884464	32.083672	19.34%	408,124
2016	24.503137	26.884464	9.72%	491,638
2015	24.674634	24.503137	-0.70%	546,705
2014	22.159301	24.674634	11.35%	512,635
2013	17.089697	22.159301	29.66%	555,476
2012	15.033087	17.089697	13.68%	608,660
2011	15.025800	15.033087	0.05%	669,330
2010	13.325154	15.025800	12.76%	708,428
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	25.848901	34.499720	33.47%	116,001
2018	28.265880	25.848901	-8.55%	147,368
2017	22.604266	28.265880	25.05%	180,586
2016	21.330827	22.604266	5.97%	202,154
2015	22.271050	21.330827	-4.22%	258,081
2014	20.979660	22.271050	6.16%	289,396
2013	17.636844	20.979660	18.95%	319,701
2012	16.266161	17.636844	8.43%	380,775
2011	15.193860	16.266161	7.06%	380,244
2010	13.414718	15.193860	13.26%	306,425
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	21.293342	25.468552	19.61%	3,776
2018	26.799653	21.293342	-20.55%	3,887
2017	21.886397	26.799653	22.45%	4,798
2016	19.034306	21.886397	14.98%	4,401
2015	19.834285	19.034306	-4.03%	5,733
2014	19.883805	19.834285	-0.25%	5,950
2013	13.626244	19.883805	45.92%	6,960
2012	11.511420	13.626244	18.37%	17,996
2011	13.605022	11.511420	-15.39%	43,250
2010	10.563674	13.605022	28.79%	12,664
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.045813	10.679207	18.06%	9,607
2018*	10.000000	9.045813	-9.54%	8,012
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	13.721843	14.747848	7.48%	278,163
2018	14.049148	13.721843	-2.33%	313,188
2017	13.754037	14.049148	2.15%	338,698
2016	13.493432	13.754037	1.93%	230,671
2015	13.766370	13.493432	-1.98%	309,315
2014	13.508571	13.766370	1.91%	335,047
2013	13.619051	13.508571	-0.81%	356,845
2012	12.639973	13.619051	7.75%	401,860
2011	12.587881	12.639973	0.41%	390,276
2010	11.808077	12.587881	6.60%	424,840
109

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.024514	18.260869	13.96%	345,596
2018	17.002826	16.024514	-5.75%	392,680
2017	15.310482	17.002826	11.05%	447,666
2016	14.777946	15.310482	3.60%	499,015
2015	15.090651	14.777946	-2.07%	573,573
2014	14.708835	15.090651	2.60%	568,764
2013	13.198648	14.708835	11.44%	598,696
2012	12.015199	13.198648	9.85%	653,903
2011	12.256335	12.015199	-1.97%	579,493
2010	11.061456	12.256335	10.80%	470,720
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.903720	19.949932	18.02%	1,096,263
2018	18.282567	16.903720	-7.54%	1,249,317
2017	15.972377	18.282567	14.46%	1,310,205
2016	15.333394	15.972377	4.17%	1,391,795
2015	15.646628	15.333394	-2.00%	1,550,124
2014	15.194722	15.646628	2.97%	1,566,549
2013	13.347093	15.194722	13.84%	1,678,713
2012	11.990478	13.347093	11.31%	1,629,688
2011	12.331976	11.990478	-2.77%	1,549,965
2010	10.956123	12.331976	12.56%	1,563,431
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	18.010863	22.007237	22.19%	103,478
2018	19.898817	18.010863	-9.49%	114,506
2017	16.745783	19.898817	18.83%	141,144
2016	15.989548	16.745783	4.73%	200,042
2015	16.327768	15.989548	-2.07%	289,064
2014	15.833792	16.327768	3.12%	230,878
2013	13.247006	15.833792	19.53%	205,673
2012	11.682452	13.247006	13.39%	185,261
2011	12.211508	11.682452	-4.33%	182,774
2010	10.702903	12.211508	14.10%	186,854
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	34.151438	44.137482	29.24%	3,491
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.369433	13.374075	8.12%	177,299
2018	16.702104	12.369433	-25.94%	231,648
2017	17.448583	16.702104	-4.28%	238,057
2016	13.274683	17.448583	31.44%	285,837
2015	17.014476	13.274683	-21.98%	302,953
2014	19.811770	17.014476	-14.12%	458,688
2013	16.209679	19.811770	22.22%	498,248
2012	15.721196	16.209679	3.11%	511,119
2011	16.844048	15.721196	-6.67%	575,247
2010	14.358399	16.844048	17.31%	564,074
110

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	25.038042	31.331878	25.14%	431,201
2018	27.808671	25.038042	-9.96%	514,748
2017	25.073395	27.808671	10.91%	560,344
2016	21.635545	25.073395	15.89%	649,274
2015	22.948871	21.635545	-5.72%	731,219
2014	21.488075	22.948871	6.80%	827,306
2013	17.074776	21.488075	25.85%	891,906
2012	14.817127	17.074776	15.24%	953,456
2011	14.952013	14.817127	-0.90%	969,687
2010	13.215817	14.952013	13.14%	1,010,044
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	33.464877	44.140239	31.90%	240,448
2018	34.142338	33.464877	-1.98%	262,202
2017	25.722495	34.142338	32.73%	307,270
2016	25.983464	25.722495	-1.00%	322,301
2015	24.688001	25.983464	5.25%	394,618
2014	22.588955	24.688001	9.29%	392,894
2013	16.870846	22.588955	33.89%	380,261
2012	14.979593	16.870846	12.63%	406,581
2011	15.219885	14.979593	-1.58%	546,779
2010	12.481090	15.219885	21.94%	438,098
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.044829	15.127492	7.71%	1,699,443
2018	14.380368	14.044829	-2.33%	2,061,655
2017	14.045468	14.380368	2.38%	2,129,741
2016	13.654550	14.045468	2.86%	2,410,510
2015	13.988397	13.654550	-2.39%	2,609,150
2014	13.452867	13.988397	3.98%	2,620,287
2013	13.953200	13.452867	-3.59%	2,471,018
2012	13.421311	13.953200	3.96%	2,469,672
2011	12.736022	13.421311	5.38%	2,511,593
2010	12.028607	12.736022	5.88%	2,907,876
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	39.046143	47.348619	21.26%	339,432
2018	46.539652	39.046143	-16.10%	381,225
2017	39.216358	46.539652	18.67%	468,064
2016	35.588743	39.216358	10.19%	535,651
2015	36.747618	35.588743	-3.15%	622,251
2014	35.202866	36.747618	4.39%	677,957
2013	26.317025	35.202866	33.76%	758,815
2012	23.334246	26.317025	12.78%	863,783
2011	26.586313	23.334246	-12.23%	923,515
2010	21.003506	26.586313	26.58%	975,305
111

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	22.230759	27.905103	25.52%	142,263
2018	26.585923	22.230759	-16.38%	174,425
2017	20.773639	26.585923	27.98%	191,694
2016	22.273235	20.773639	-6.73%	231,293
2015	21.901938	22.273235	1.70%	250,823
2014	24.259602	21.901938	-9.72%	7,855
2013	18.930646	24.259602	28.15%	9,158
2012	15.974082	18.930646	18.51%	10,736
2011	19.628877	15.974082	-18.62%	14,747
2010	17.670650	19.628877	11.08%	11,501
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	30.231909	39.912348	32.02%	28,698
2018	37.224363	30.231909	-18.78%	34,773
2017	31.749219	37.224363	17.24%	38,523
2016	29.511409	31.749219	7.58%	42,827
2015	30.963952	29.511409	-4.69%	46,550
2014	29.528270	30.963952	4.86%	56,611
2013	23.038865	29.528270	28.17%	60,711
2012	18.417692	23.038865	25.09%	65,732
2011	20.565803	18.417692	-10.45%	72,547
2010	16.534477	20.565803	24.38%	96,241
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	30.128523	38.332218	27.23%	220,619
2018	32.241819	30.128523	-6.55%	254,819
2017	27.163426	32.241819	18.70%	285,229
2016	23.775707	27.163426	14.25%	319,014
2015	25.064386	23.775707	-5.14%	366,635
2014	23.416383	25.064386	7.04%	500,431
2013	18.339944	23.416383	27.68%	547,727
2012	16.639034	18.339944	10.22%	545,943
2011	15.943958	16.639034	4.36%	541,695
2010	13.423611	15.943958	18.78%	558,201
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	35.235306	43.829126	24.39%	244,614
2018	41.083502	35.235306	-14.23%	285,894
2017	37.711520	41.083502	8.94%	338,743
2016	29.421740	37.711520	28.18%	409,641
2015	32.268717	29.421740	-8.82%	483,348
2014	32.590722	32.268717	-0.99%	473,752
2013	24.298298	32.590722	34.13%	485,140
2012	20.848172	24.298298	16.55%	572,616
2011	22.003150	20.848172	-5.25%	677,386
2010	17.430098	22.003150	26.24%	655,199
112

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.785330	12.205552	24.73%	99,013
2018	11.804949	9.785330	-17.11%	128,601
2017	8.539463	11.804949	38.24%	224,721
2016	7.385369	8.539463	15.63%	248,279
2015	9.330878	7.385369	-20.85%	284,161
2014*	10.000000	9.330878	-6.69%	346,511
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	20.153802	22.327364	10.78%	198,822
2018	24.211786	20.153802	-16.76%	212,612
2017	21.073959	24.211786	14.89%	230,080
2016	19.971817	21.073959	5.52%	289,399
2015	21.694907	19.971817	-7.94%	311,425
2014	24.796913	21.694907	-12.51%	381,933
2013	20.482248	24.796913	21.07%	14,675
2012	17.597006	20.482248	16.40%	15,535
2011	20.000636	17.597006	-12.02%	20,340
2010	18.739899	20.000636	6.73%	21,562
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.386191	9.426710	0.43%	307,121
2018	9.353549	9.386191	0.35%	409,299
2017	9.320909	9.353549	0.35%	461,090
2016	9.196995	9.320909	1.35%	580,666
2015	9.762040	9.196995	-5.79%	630,943
2014	9.737247	9.762040	0.25%	710,027
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.297200	23.232240	34.31%	33,434
2018	18.282338	17.297200	-5.39%	38,641
2017	14.618348	18.282338	25.06%	40,153
2016	14.554318	14.618348	0.44%	40,412
2015	14.113080	14.554318	3.13%	62,432
2014	13.252711	14.113080	6.49%	73,317
2013	9.629256	13.252711	37.63%	73,772
2012*	10.000000	9.629256	-3.71%	82,767
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	34.068147	44.089911	29.42%	131,739
2018	39.959675	34.068147	-14.74%	151,072
2017	29.773211	39.959675	34.21%	186,503
2016	30.288258	29.773211	-1.70%	238,371
2015	29.675357	30.288258	2.07%	285,812
2014	29.535338	29.675357	0.47%	359,297
2013	23.623841	29.535338	25.02%	39,730
2012	19.839975	23.623841	19.07%	47,059
2011	22.030330	19.839975	-9.94%	54,707
2010	19.339947	22.030330	13.91%	54,037
113

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.895518	10.775438	8.89%	61,878
2018	10.530183	9.895518	-6.03%	74,481
2017	10.086630	10.530183	4.40%	104,235
2016	9.640989	10.086630	4.62%	109,048
2015	10.043051	9.640989	-4.00%	128,043
2014	9.953183	10.043051	0.90%	134,764
2013	10.147135	9.953183	-1.91%	167,509
2012*	10.000000	10.147135	1.47%	178,486
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	27.004017	35.023111	29.70%	570,846
2018	29.848583	27.004017	-9.53%	688,584
2017	25.993004	29.848583	14.83%	811,195
2016	23.721000	25.993004	9.58%	1,024,899
2015	23.368437	23.721000	1.51%	1,201,601
2014	21.500193	23.368437	8.69%	1,210,198
2013	16.615011	21.500193	29.40%	1,198,606
2012	14.473280	16.615011	14.80%	1,295,417
2011	14.747056	14.473280	-1.86%	1,436,298
2010	12.932424	14.747056	14.03%	1,594,658
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	37.470448	46.530253	24.18%	115,860
2018	42.547833	37.470448	-11.93%	125,935
2017	37.938378	42.547833	12.15%	148,672
2016	32.746920	37.938378	15.85%	166,246
2015	35.421019	32.746920	-7.55%	202,084
2014	32.223189	35.421019	9.92%	219,979
2013	23.275125	32.223189	38.44%	250,569
2012	20.092105	23.275125	15.84%	288,510
2011	20.905984	20.092105	-3.89%	307,689
2010	17.256239	20.905984	21.15%	316,561
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	27.324086	32.892273	20.38%	19,078
2018	27.637470	27.324086	-1.13%	18,142
2017	23.762031	27.637470	16.31%	17,361
2016	23.134842	23.762031	2.71%	19,060
2015	23.403009	23.134842	-1.15%	20,884
2014	21.962131	23.403009	6.56%	27,721
2013	18.620463	21.962131	17.95%	28,421
2012	16.682956	18.620463	11.61%	43,936
2011	16.718524	16.682956	-0.21%	52,520
2010	15.706334	16.718524	6.44%	55,094
114

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	41.717014	56.205835	34.73%	150,562
2018	41.661468	41.717014	0.13%	190,978
2017	32.551236	41.661468	27.99%	224,411
2016	32.432320	32.551236	0.37%	262,701
2015	29.429792	32.432320	10.20%	348,452
2014	27.559455	29.429792	6.79%	354,239
2013	21.387456	27.559455	28.86%	391,210
2012	17.540103	21.387456	21.93%	449,855
2011	19.144682	17.540103	-8.38%	463,680
2010	18.262625	19.144682	4.83%	577,239
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.352014	33.294237	42.58%	127,067
2018	23.508058	23.352014	-0.66%	140,733
2017	16.476604	23.508058	42.68%	175,196
2016	14.699211	16.476604	12.09%	110,962
2015	14.267806	14.699211	3.02%	205,729
2014	13.253541	14.267806	7.65%	61,111
2013	9.943153	13.253541	33.29%	59,472
2012*	10.000000	9.943153	-0.57%	62,631
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	26.004994	32.439391	24.74%	72,097
2018	31.128696	26.004994	-16.46%	86,586
2017	24.171333	31.128696	28.78%	114,773
2016	26.316033	24.171333	-8.15%	130,011
2015	29.311209	26.316033	-10.22%	156,390
2014	33.871823	29.311209	-13.46%	160,318
2013	30.105492	33.871823	12.51%	179,302
2012	27.019283	30.105492	11.42%	226,402
2011	40.560931	27.019283	-33.39%	6,514
2010	32.954500	40.560931	23.08%	5,714
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	30.764807	39.224747	27.50%	641,930
2018	34.862648	30.764807	-11.75%	793,212
2017	30.174995	34.862648	15.53%	930,109
2016	26.937803	30.174995	12.02%	1,131,989
2015	27.619897	26.937803	-2.47%	1,282,415
2014	25.457464	27.619897	8.49%	1,291,825
2013	19.069969	25.457464	33.50%	1,302,751
2012	16.715993	19.069969	14.08%	1,370,276
2011	17.058201	16.715993	-2.01%	1,482,808
2010	15.579184	17.058201	9.49%	1,630,493
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.648308	17.381493	37.42%	52,659
2018	12.775008	12.648308	-0.99%	60,412
2017	10.129121	12.775008	26.12%	66,744
2016	9.720309	10.129121	4.21%	87,929
2015*	10.000000	9.720309	-2.80%	95,841
115

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	13.376914	14.566955	8.90%	88,790
2018	13.713564	13.376914	-2.45%	103,760
2017	13.153525	13.713564	4.26%	122,023
2016	12.620477	13.153525	4.22%	139,460
2015	12.926754	12.620477	-2.37%	140,059
2014	12.206768	12.926754	5.90%	167,230
2013	12.471297	12.206768	-2.12%	206,222
2012	11.601585	12.471297	7.50%	231,020
2011	11.179657	11.601585	3.77%	251,881
2010	10.626812	11.179657	5.20%	268,288
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	23.146567	26.016740	12.40%	1,119
2018	25.294966	23.146567	-8.49%	1,228
2017	23.444812	25.294966	7.89%	2,584
2016	21.534410	23.444812	8.87%	2,619
2015	22.133608	21.534410	-2.71%	2,623
2014	21.850525	22.133608	1.30%	2,634
2013	24.324544	21.850525	-10.17%	2,727
2012	20.961342	24.324544	16.04%	2,898
2011	19.919197	20.961342	5.23%	3,274
2010	18.436694	19.919197	8.04%	2,434
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.642495	16.812022	7.48%	511,112
2018	16.271712	15.642495	-3.87%	633,610
2017	15.543086	16.271712	4.69%	655,093
2016	14.530681	15.543086	6.97%	727,162
2015	15.198754	14.530681	-4.40%	769,371
2014	14.860889	15.198754	2.27%	767,480
2013	15.266530	14.860889	-2.66%	779,054
2012	13.815131	15.266530	10.51%	824,017
2011	13.294533	13.815131	3.92%	790,300
2010	12.210949	13.294533	8.87%	813,167
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	27.887982	34.870411	25.04%	332,654
2018	30.613339	27.887982	-8.90%	399,445
2017	26.420555	30.613339	15.87%	451,233
2016	22.824317	26.420555	15.76%	567,236
2015	24.799531	22.824317	-7.96%	676,867
2014	23.125702	24.799531	7.24%	666,732
2013	17.361137	23.125702	33.20%	689,057
2012	14.923373	17.361137	16.34%	716,026
2011	15.554410	14.923373	-4.06%	790,463
2010	13.685339	15.554410	13.66%	815,813
116

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.697695	24.510227	12.96%	146,419
2018	22.722660	21.697695	-4.51%	178,693
2017	21.618635	22.722660	5.11%	192,922
2016	19.235057	21.618635	12.39%	259,240
2015	20.060978	19.235057	-4.12%	252,740
2014	19.870052	20.060978	0.96%	291,290
2013	18.849769	19.870052	5.41%	72,184
2012	16.714207	18.849769	12.78%	87,978
2011	16.352449	16.714207	2.21%	99,001
2010	14.678887	16.352449	11.40%	76,725
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.149431	13.273320	30.78%	1,130,877
2018	12.372682	10.149431	-17.97%	1,359,173
2017	10.010572	12.372682	23.60%	1,488,457
2016	10.425446	10.010572	-3.98%	1,842,162
2015	10.659366	10.425446	-2.19%	2,095,436
2014	10.975582	10.659366	-2.88%	1,921,585
2013	9.207623	10.975582	19.20%	1,712,424
2012	8.096336	9.207623	13.73%	1,752,342
2011	9.099245	8.096336	-11.02%	1,902,841
2010	8.121240	9.099245	12.04%	2,013,986
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	27.743433	35.240426	27.02%	452,699
2018	28.261086	27.743433	-1.83%	560,928
2017	23.871833	28.261086	18.39%	675,754
2016	21.812760	23.871833	9.44%	867,113
2015	22.010504	21.812760	-0.90%	1,032,857
2014	19.994403	22.010504	10.08%	994,350
2013	15.528004	19.994403	28.76%	955,834
2012	13.854561	15.528004	12.08%	1,016,495
2011	14.019214	13.854561	-1.17%	1,110,370
2010	12.576728	14.019214	11.47%	1,207,805
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.839897	15.326726	10.74%	1,189,935
2018	16.675347	13.839897	-17.00%	1,282,586
2017	13.801637	16.675347	20.82%	1,366,108
2016	13.863729	13.801637	-0.45%	1,664,705
2015	14.653973	13.863729	-5.39%	1,777,378
2014	16.204933	14.653973	-9.57%	1,584,663
2013	13.705877	16.204933	18.23%	1,398,146
2012	11.644056	13.705877	17.71%	1,462,847
2011	13.505359	11.644056	-13.78%	1,536,013
2010	12.899269	13.505359	4.70%	1,531,843
117

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.270298	13.130783	7.01%	557,232
2018	12.550890	12.270298	-2.24%	715,638
2017	12.236518	12.550890	2.57%	813,974
2016	11.836204	12.236518	3.38%	912,900
2015	12.129348	11.836204	-2.42%	957,894
2014	11.769615	12.129348	3.06%	914,457
2013	12.214926	11.769615	-3.65%	841,494
2012	11.543894	12.214926	5.81%	844,081
2011	11.036643	11.543894	4.60%	834,681
2010	10.498770	11.036643	5.12%	878,651
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	29.727204	35.899720	20.76%	66,465
2018	36.672654	29.727204	-18.94%	79,097
2017	26.375640	36.672654	39.04%	100,932
2016	24.925672	26.375640	5.82%	101,878
2015	30.224686	24.925672	-17.53%	121,820
2014	32.566798	30.224686	-7.19%	137,223
2013	32.938255	32.566798	-1.13%	4,742
2012	28.598918	32.938255	15.17%	5,355
2011	37.529025	28.598918	-23.80%	6,766
2010	32.886343	37.529025	14.12%	5,269
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.404752	12.978249	4.62%	1,286,429
2018	12.607189	12.404752	-1.61%	1,645,164
2017	12.543680	12.607189	0.51%	1,796,911
2016	12.646832	12.543680	-0.82%	2,001,809
2015	12.859938	12.646832	-1.66%	2,210,814
2014	12.491657	12.859938	2.95%	2,193,803
2013	13.224664	12.491657	-5.54%	2,131,646
2012	13.034945	13.224664	1.46%	2,201,379
2011	12.344017	13.034945	5.60%	2,148,193
2010	11.966145	12.344017	3.16%	2,423,011
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.242723	9.261561	0.20%	4,140,814
2018	9.260262	9.242723	-0.19%	4,702,116
2017	9.366180	9.260262	-1.13%	4,815,313
2016	9.512513	9.366180	-1.54%	5,272,605
2015	9.662273	9.512513	-1.55%	6,064,100
2014	9.814396	9.662273	-1.55%	6,119,301
2013	9.968910	9.814396	-1.55%	5,575,231
2012	10.126292	9.968910	-1.55%	5,866,506
2011	10.285273	10.126292	-1.55%	4,988,175
2010	10.447183	10.285273	-1.55%	3,860,154
118

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.704552	10.190449	17.07%	184,101
2018	10.378693	8.704552	-16.13%	214,219
2017	8.295598	10.378693	25.11%	217,189
2016	8.372784	8.295598	-0.92%	257,330
2015	8.787660	8.372784	-4.72%	282,845
2014	8.990730	8.787660	-2.26%	299,544
2013	7.767974	8.990730	15.74%	276,730
2012	6.847862	7.767974	13.44%	302,055
2011	7.728306	6.847862	-11.39%	324,461
2010	6.946617	7.728306	11.25%	291,568
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	26.530968	32.318522	21.81%	304,682
2018	29.569383	26.530968	-10.28%	304,970
2017	25.359857	29.569383	16.60%	385,764
2016	23.530220	25.359857	7.78%	404,924
2015	24.141659	23.530220	-2.53%	426,422
2014	23.357307	24.141659	3.36%	429,430
2013	18.644716	23.357307	25.28%	515,436
2012	16.340296	18.644716	14.10%	661,818
2011	17.276245	16.340296	-5.42%	650,832
2010	15.308593	17.276245	12.85%	622,577
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.272900	15.391219	7.84%	2,003,875
2018	14.765120	14.272900	-3.33%	2,113,898
2017	14.190534	14.765120	4.05%	2,284,415
2016	13.823930	14.190534	2.65%	2,467,394
2015	14.004489	13.823930	-1.29%	2,424,145
2014	13.692305	14.004489	2.28%	2,294,751
2013	13.266851	13.692305	3.21%	2,516,057
2012	12.813081	13.266851	3.54%	2,756,596
2011	12.643772	12.813081	1.34%	2,897,438
2010	12.128135	12.643772	4.25%	2,785,375
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	20.593377	23.871866	15.92%	6,035,250
2018	22.179204	20.593377	-7.15%	7,000,532
2017	19.948658	22.179204	11.18%	8,010,439
2016	18.911052	19.948658	5.49%	8,790,049
2015	19.273306	18.911052	-1.88%	9,551,523
2014	18.612407	19.273306	3.55%	10,083,847
2013	16.210068	18.612407	14.82%	10,571,323
2012	14.859284	16.210068	9.09%	10,548,334
2011	15.098842	14.859284	-1.59%	10,752,055
2010	13.827378	15.098842	9.20%	10,936,273
119

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	24.076341	28.877151	19.94%	3,819,520
2018	26.505556	24.076341	-9.16%	4,470,839
2017	23.073310	26.505556	14.88%	5,293,773
2016	21.603285	23.073310	6.80%	5,741,387
2015	22.104745	21.603285	-2.27%	6,111,051
2014	21.392336	22.104745	3.33%	6,638,775
2013	17.755746	21.392336	20.48%	6,858,546
2012	15.854346	17.755746	11.99%	6,827,653
2011	16.453346	15.854346	-3.64%	6,976,939
2010	14.811308	16.453346	11.09%	7,422,610
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.443329	19.488428	11.72%	2,077,938
2018	18.406395	17.443329	-5.23%	2,404,600
2017	17.118537	18.406395	7.52%	2,748,863
2016	16.449212	17.118537	4.07%	3,138,674
2015	16.713304	16.449212	-1.58%	3,403,387
2014	16.208260	16.713304	3.12%	3,722,336
2013	14.899704	16.208260	8.78%	3,337,423
2012	14.008562	14.899704	6.36%	3,328,408
2011	13.941083	14.008562	0.48%	3,284,086
2010	13.049164	13.941083	6.84%	3,470,362
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.650690	22.628272	28.20%	587,117
2018	18.551749	17.650690	-4.86%	673,092
2017	14.508064	18.551749	27.87%	834,928
2016	14.448317	14.508064	0.41%	999,198
2015	14.230439	14.448317	1.53%	1,187,468
2014	13.122740	14.230439	8.44%	1,203,323
2013	9.916584	13.122740	32.33%	1,225,999
2012	8.673194	9.916584	14.34%	1,269,085
2011	9.103739	8.673194	-4.73%	1,459,718
2010	8.015864	9.103739	13.57%	1,532,854
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	28.162334	38.076711	35.20%	784,814
2018	29.055924	28.162334	-3.08%	895,718
2017	23.225276	29.055924	25.10%	1,082,195
2016	22.830927	23.225276	1.73%	1,278,513
2015	22.123474	22.830927	3.20%	1,478,825
2014	20.699441	22.123474	6.88%	1,752,494
2013	15.427304	20.699441	34.17%	1,957,750
2012	13.232976	15.427304	16.58%	2,156,249
2011	13.784817	13.232976	-4.00%	2,326,501
2010	12.902816	13.784817	6.84%	2,586,813
120

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.552912	29.374987	24.72%	430,461
2018	26.428770	23.552912	-10.88%	501,677
2017	24.754875	26.428770	6.76%	555,692
2016	20.915913	24.754875	18.35%	655,487
2015	22.232778	20.915913	-5.92%	763,379
2014	19.994028	22.232778	11.20%	879,367
2013	15.423673	19.994028	29.63%	1,053,588
2012	13.689520	15.423673	12.67%	1,140,829
2011	13.837289	13.689520	-1.07%	1,234,543
2010	12.421404	13.837289	11.40%	1,354,840
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	38.194749	47.248416	23.70%	114,968
2018	43.784069	38.194749	-12.77%	139,379
2017	38.410523	43.784069	13.99%	157,161
2016	32.433073	38.410523	18.43%	208,923
2015	33.800295	32.433073	-4.05%	213,000
2014	31.376655	33.800295	7.72%	254,102
2013	23.954075	31.376655	30.99%	259,248
2012	20.712894	23.954075	15.65%	273,425
2011	21.587606	20.712894	-4.05%	292,841
2010	17.374715	21.587606	24.25%	279,801
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.504369	16.601035	14.46%	250,742
2018	17.823971	14.504369	-18.62%	281,313
2017	14.774361	17.823971	20.64%	276,697
2016	14.294276	14.774361	3.36%	346,274
2015	15.339351	14.294276	-6.81%	372,305
2014	17.250240	15.339351	-11.08%	352,736
2013	14.474833	17.250240	19.17%	5,616
2012	12.561702	14.474833	15.23%	8,001
2011	15.264684	12.561702	-17.71%	11,128
2010	14.641768	15.264684	4.25%	12,218
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.344470	17.666597	23.16%	230,104
2018	16.519906	14.344470	-13.17%	258,725
2017	14.672069	16.519906	12.59%	282,737
2016	12.841877	14.672069	14.25%	399,005
2015	13.508297	12.841877	-4.93%	411,538
2014	12.446089	13.508297	8.53%	433,711
2013	9.362511	12.446089	32.94%	475,805
2012	8.087528	9.362511	15.76%	529,722
2011	8.747553	8.087528	-7.55%	603,130
2010	7.880723	8.747553	11.00%	630,984
121

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.189109	22.177358	21.93%	467,397
2018	21.276104	18.189109	-14.51%	560,182
2017	18.983052	21.276104	12.08%	644,138
2016	16.396345	18.983052	15.78%	804,285
2015	17.149372	16.396345	-4.39%	957,816
2014	14.885793	17.149372	15.21%	966,725
2013	11.144104	14.885793	33.58%	933,389
2012	9.729590	11.144104	14.54%	951,741
2011	10.117338	9.729590	-3.83%	1,064,813
2010	8.590080	10.117338	17.78%	1,188,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	26.171651	34.881296	33.28%	53,978
2018	28.966064	26.171651	-9.65%	52,104
2017	23.603336	28.966064	22.72%	53,035
2016	22.186131	23.603336	6.39%	57,051
2015	22.416732	22.186131	-1.03%	66,802
2014	22.206047	22.416732	0.95%	75,776
2013	15.668920	22.206047	41.72%	96,989
2012	14.073543	15.668920	11.34%	135,785
2011	14.418846	14.073543	-2.39%	138,443
2010	11.706741	14.418846	23.17%	142,706
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	33.605022	39.267943	16.85%	55,086
2018	41.190423	33.605022	-18.42%	60,996
2017	38.469752	41.190423	7.07%	63,199
2016	31.106130	38.469752	23.67%	72,750
2015	33.716462	31.106130	-7.74%	80,612
2014	32.077198	33.716462	5.11%	94,881
2013	23.268839	32.077198	37.85%	110,128
2012	19.646755	23.268839	18.44%	111,947
2011	21.106459	19.646755	-6.92%	124,053
2010	16.950847	21.106459	24.52%	141,085
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	33.116038	40.868776	23.41%	78,007
2018	38.593479	33.116038	-14.19%	90,037
2017	34.628638	38.593479	11.45%	108,456
2016	28.701828	34.628638	20.65%	123,070
2015	29.716916	28.701828	-3.42%	151,784
2014	30.017921	29.716916	-1.00%	173,131
2013	21.693382	30.017921	38.37%	172,218
2012	19.123780	21.693382	13.44%	225,464
2011	20.620935	19.123780	-7.26%	231,662
2010	16.759011	20.620935	23.04%	230,687
122

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.090473	21.208048	24.09%	696,537
2018	18.444712	17.090473	-7.34%	832,270
2017	15.827718	18.444712	16.53%	1,006,880
2016	14.600286	15.827718	8.41%	1,247,706
2015	14.892474	14.600286	-1.96%	1,448,833
2014	13.688335	14.892474	8.80%	1,395,634
2013	10.035019	13.688335	36.41%	1,371,458
2012	9.151616	10.035019	9.65%	1,416,345
2011	9.609219	9.151616	-4.76%	1,593,715
2010	7.899216	9.609219	21.65%	1,686,431
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.479819	17.311260	28.42%	266,431
2018	14.272300	13.479819	-5.55%	325,789
2017	13.657356	14.272300	4.50%	394,787
2016	12.942850	13.657356	5.52%	480,062
2015	13.935441	12.942850	-7.12%	585,742
2014	11.006272	13.935441	26.61%	725,506
2013	10.885630	11.006272	1.11%	749,424
2012	9.566744	10.885630	13.79%	932,355
2011	9.155055	9.566744	4.50%	1,011,482
2010	7.162981	9.155055	27.81%	1,054,778
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.190045	10.442135	2.47%	449,547
2018	10.267149	10.190045	-0.75%	540,745
2017	10.266224	10.267149	0.01%	545,900
2016	10.173900	10.266224	0.91%	572,000
2015	10.369443	10.173900	-1.89%	575,133
2014	10.480927	10.369443	-1.06%	596,625
2013	10.634719	10.480927	-1.45%	593,479
2012	10.434896	10.634719	1.91%	574,244
2011	10.462925	10.434896	-0.27%	543,306
2010	10.376547	10.462925	0.83%	625,771
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.779686	22.605123	34.72%	531,885
2018	18.337870	16.779686	-8.50%	630,920
2017	14.605797	18.337870	25.55%	810,084
2016	13.988065	14.605797	4.42%	1,005,614
2015	14.257593	13.988065	-1.89%	1,154,636
2014	13.962704	14.257593	2.11%	1,160,146
2013	10.232209	13.962704	36.46%	1,087,671
2012	9.066008	10.232209	12.86%	1,185,916
2011	9.637421	9.066008	-5.93%	1,335,409
2010	7.740305	9.637421	24.51%	1,447,971
123

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	34.155862	44.548764	30.43%	9,320
2018	37.131942	34.155862	-8.01%	12,286
2017	30.277713	37.131942	22.64%	13,001
2016	29.524392	30.277713	2.55%	13,877
2015	29.693842	29.524392	-0.57%	14,903
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.069254	10.278657	2.08%	748,231
2018	10.125289	10.069254	-0.55%	913,995
2017	10.193410	10.125289	-0.67%	932,600
2016	10.228737	10.193410	-0.35%	1,026,991
2015	10.370720	10.228737	-1.37%	1,147,142
2014	10.470129	10.370720	-0.95%	1,148,287
2013	10.569776	10.470129	-0.94%	1,342,640
2012	10.263924	10.569776	2.98%	1,226,836
2011	10.395049	10.263924	-1.26%	1,218,602
2010	10.028678	10.395049	3.65%	1,295,825
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	27.985845	34.683982	23.93%	38,127
2018	30.155664	27.985845	-7.20%	45,983
2017	25.862685	30.155664	16.60%	48,849
2016	23.910654	25.862685	8.16%	79,499
2015	24.400235	23.910654	-2.01%	94,719
2014	22.453312	24.400235	8.67%	119,934
2013	16.574207	22.453312	35.47%	129,425
2012	15.170157	16.574207	9.26%	103,370
2011	15.898247	15.170157	-4.58%	122,267
2010	13.144222	15.898247	20.95%	115,995
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.130318	13.005670	28.38%	58,625
2018	11.245308	10.130318	-9.92%	64,063
2017*	10.000000	11.245308	12.45%	49,244
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.417125	18.062585	34.62%	35,260
2018	13.312726	13.417125	0.78%	19,847
2017	10.329495	13.312726	28.88%	16,400
2016*	10.000000	10.329495	3.29%	12,339
124

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.803660	20.704356	23.21%	7,241
2018	21.103472	16.803660	-20.37%	5,726
2017	16.933662	21.103472	24.62%	3,254
2016	17.632115	16.933662	-3.96%	2,304
2015	17.884671	17.632115	-1.41%	386
2014	19.487062	17.884671	-8.22%	497
2013	15.455309	19.487062	26.09%	576
2012	12.877022	15.455309	20.02%	641
2011	15.745956	12.877022	-18.22%	713
2010	14.536275	15.745956	8.32%	1,190
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.211434	43.324079	26.64%	142,199
2018	34.457750	34.211434	-0.71%	177,841
2017	27.491555	34.457750	25.34%	211,366
2016	31.274517	27.491555	-12.10%	282,379
2015	28.244689	31.274517	10.73%	437,589
2014	21.862749	28.244689	29.19%	394,204
2013	14.754064	21.862749	48.18%	374,157
2012	11.440381	14.754064	28.96%	243,677
2011	10.526842	11.440381	8.68%	119,747
2010*	10.000000	10.526842	5.27%	23,014
125

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	13.339887	15.830167	18.67%	0
2018	14.761880	13.339887	-9.63%	0
2017	12.963952	14.761880	13.87%	0
2016	12.156733	12.963952	6.64%	0
2015	12.485145	12.156733	-2.63%	0
2014	11.899812	12.485145	4.92%	0
2013	9.209488	11.899812	29.21%	0
2012	8.182982	9.209488	12.54%	0
2011	8.035421	8.182982	1.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	15.106718	17.388854	15.11%	0
2018	18.582515	15.106718	-18.70%	0
2017	17.150513	18.582515	8.35%	0
2016	14.314111	17.150513	19.82%	0
2015	15.810997	14.314111	-9.47%	0
2014	15.117439	15.810997	4.59%	0
2013	11.441040	15.117439	32.13%	0
2012	10.060730	11.441040	13.72%	0
2011	11.468085	10.060730	-12.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	8.486975	8.872843	4.55%	0
2018	9.099098	8.486975	-6.73%	0
2017	9.141507	9.099098	-0.46%	0
2016	9.121175	9.141507	0.22%	0
2015	9.741775	9.121175	-6.37%	0
2014	9.823534	9.741775	-0.83%	0
2013	11.181058	9.823534	-12.14%	0
2012	10.846928	11.181058	3.08%	0
2011	10.110042	10.846928	7.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	12.865249	15.283796	18.80%	0
2018	14.443554	12.865249	-10.93%	0
2017	12.505126	14.443554	15.50%	0
2016	11.505819	12.505126	8.69%	0
2015	12.743417	11.505819	-9.71%	0
2014	11.817094	12.743417	7.84%	0
2013	9.085321	11.817094	30.07%	0
2012	8.269221	9.085321	9.87%	0
2011	8.373793	8.269221	-1.25%	0
126

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	18.050233	22.352480	23.83%	0
2018	21.607895	18.050233	-16.46%	0
2017	20.190095	21.607895	7.02%	0
2016	17.135841	20.190095	17.82%	0
2015	18.136428	17.135841	-5.52%	0
2014	16.252717	18.136428	11.59%	0
2013	13.032705	16.252717	24.71%	0
2012	11.681415	13.032705	11.57%	0
2011	12.270637	11.681415	-4.80%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	16.321133	19.148755	17.32%	0
2018	18.682287	16.321133	-12.64%	0
2017	17.311207	18.682287	7.92%	0
2016	14.340731	17.311207	20.71%	0
2015	15.294681	14.340731	-6.24%	0
2014	15.155791	15.294681	0.92%	0
2013	11.218958	15.155791	35.09%	0
2012	10.097869	11.218958	11.10%	0
2011	10.458936	10.097869	-3.45%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	14.807559	18.534099	25.17%	0
2018	16.215471	14.807559	-8.68%	0
2017	13.933258	16.215471	16.38%	0
2016	13.022188	13.933258	7.00%	0
2015	13.448019	13.022188	-3.17%	0
2014	12.385290	13.448019	8.58%	0
2013	9.795375	12.385290	26.44%	0
2012	8.836975	9.795375	10.85%	0
2011	9.057625	8.836975	-2.44%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	13.728633	17.867387	30.15%	0
2018	15.397842	13.728633	-10.84%	0
2017	12.626768	15.397842	21.95%	0
2016	12.218603	12.626768	3.34%	0
2015	13.082818	12.218603	-6.61%	0
2014	12.638721	13.082818	3.51%	0
2013	10.895925	12.638721	15.99%	0
2012	10.306157	10.895925	5.72%	0
2011	9.871811	10.306157	4.40%	0
127

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	10.202988	11.899947	16.63%	0
2018	13.171460	10.202988	-22.54%	0
2017	11.030293	13.171460	19.41%	0
2016	9.836960	11.030293	12.13%	0
2015	10.512052	9.836960	-6.42%	0
2014	10.807361	10.512052	-2.73%	0
2013	7.594983	10.807361	42.30%	0
2012	6.580355	7.594983	15.42%	0
2011	7.975465	6.580355	-17.49%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.961183	10.316069	15.12%	0
2018*	10.000000	8.961183	-10.39%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	9.283999	9.729929	4.80%	0
2018	9.749405	9.283999	-4.77%	0
2017	9.787498	9.749405	-0.39%	0
2016	9.846408	9.787498	-0.60%	0
2015	10.301970	9.846408	-4.42%	0
2014	10.367034	10.301970	-0.63%	0
2013	10.718595	10.367034	-3.28%	0
2012	10.202555	10.718595	5.06%	0
2011	10.419093	10.202555	-2.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	11.355957	12.618806	11.12%	0
2018	12.358571	11.355957	-8.11%	0
2017	11.411566	12.358571	8.30%	0
2016	11.294940	11.411566	1.03%	0
2015	11.828362	11.294940	-4.51%	0
2014	11.823323	11.828362	0.04%	0
2013	10.880077	11.823323	8.67%	0
2012	10.157885	10.880077	7.11%	0
2011	10.625599	10.157885	-4.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	11.978839	13.785824	15.08%	0
2018	13.288626	11.978839	-9.86%	0
2017	11.904754	13.288626	11.62%	0
2016	11.719328	11.904754	1.58%	0
2015	12.264007	11.719328	-4.44%	0
2014	12.213774	12.264007	0.41%	0
2013	11.002314	12.213774	11.01%	0
2012	10.136851	11.002314	8.54%	0
2011	10.691060	10.136851	-5.18%	0
128

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	12.763278	15.207314	19.15%	0
2018	14.463276	12.763278	-11.75%	0
2017	12.481042	14.463276	15.88%	0
2016	12.220670	12.481042	2.13%	0
2015	12.797751	12.220670	-4.51%	0
2014	12.727339	12.797751	0.55%	0
2013	10.919655	12.727339	16.55%	0
2012	9.876283	10.919655	10.56%	0
2011	10.586515	9.876283	-6.71%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	15.763145	19.865505	26.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	8.763681	9.239791	5.43%	0
2018	12.137459	8.763681	-27.80%	0
2017	13.002625	12.137459	-6.65%	0
2016	10.144154	13.002625	28.18%	0
2015	13.334573	10.144154	-23.93%	0
2014	15.923836	13.334573	-16.26%	0
2013	13.361001	15.923836	19.18%	0
2012	13.289932	13.361001	0.53%	0
2011	14.602000	13.289932	-8.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.810965	14.412217	22.02%	0
2018	13.454819	11.810965	-12.22%	0
2017	12.439961	13.454819	8.16%	0
2016	11.007406	12.439961	13.01%	0
2015	11.973659	11.007406	-8.07%	0
2014	11.497624	11.973659	4.14%	0
2013	9.369193	11.497624	22.72%	0
2012	8.338337	9.369193	12.36%	0
2011	8.628595	8.338337	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	17.163697	22.075719	28.62%	0
2018	17.960821	17.163697	-4.44%	0
2017	13.875465	17.960821	29.44%	0
2016	14.372978	13.875465	-3.46%	0
2015	14.004898	14.372978	2.63%	0
2014	13.141183	14.004898	6.57%	0
2013	10.064934	13.141183	30.56%	0
2012	9.165165	10.064934	9.82%	0
2011	9.549337	9.165165	-4.02%	0
129

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	9.360936	9.831674	5.03%	0
2018	9.830559	9.360936	-4.78%	0
2017	9.845937	9.830559	-0.16%	0
2016	9.815500	9.845937	0.31%	0
2015	10.312161	9.815500	-4.82%	0
2014	10.170454	10.312161	1.39%	0
2013	10.817974	10.170454	-5.99%	0
2012	10.671829	10.817974	1.37%	0
2011	10.384604	10.671829	2.77%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	15.341190	18.140325	18.25%	0
2018	18.755164	15.341190	-18.20%	0
2017	16.205829	18.755164	15.73%	0
2016	15.081006	16.205829	7.46%	0
2015	15.969634	15.081006	-5.56%	0
2014	15.688833	15.969634	1.79%	0
2013	12.027756	15.688833	30.44%	0
2012	10.937330	12.027756	9.97%	0
2011	12.779298	10.937330	-14.41%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	9.525859	11.659844	22.40%	0
2018	11.684722	9.525859	-18.48%	0
2017	9.362311	11.684722	24.81%	0
2016	10.293673	9.362311	-9.05%	0
2015	10.380507	10.293673	-0.84%	0
2014	11.791546	10.380507	-11.97%	0
2013	9.435955	11.791546	24.96%	0
2012	8.165865	9.435955	15.55%	0
2011	10.290190	8.165865	-20.64%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	11.909442	15.331846	28.74%	0
2018	15.040761	11.909442	-20.82%	0
2017	13.154717	15.040761	14.34%	0
2016	12.538747	13.154717	4.91%	0
2015	13.491780	12.538747	-7.06%	0
2014	13.194618	13.491780	2.25%	0
2013	10.557395	13.194618	24.98%	0
2012	8.655635	10.557395	21.97%	0
2011	9.911556	8.655635	-12.67%	0
130

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	14.857567	18.432765	24.06%	0
2018	16.308063	14.857567	-8.89%	0
2017	14.088820	16.308063	15.75%	0
2016	12.645452	14.088820	11.41%	0
2015	13.671139	12.645452	-7.50%	0
2014	13.098195	13.671139	4.37%	0
2013	10.520267	13.098195	24.50%	0
2012	9.788761	10.520267	7.47%	0
2011	9.618667	9.788761	1.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	13.997080	16.977735	21.29%	0
2018	16.739520	13.997080	-16.38%	0
2017	15.756551	16.739520	6.24%	0
2016	12.605566	15.756551	25.00%	0
2015	14.178348	12.605566	-11.09%	0
2014	14.685488	14.178348	-3.45%	0
2013	11.228119	14.685488	30.79%	0
2012	9.880225	11.228119	13.64%	0
2011	10.693264	9.880225	-7.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	8.698451	10.579901	21.63%	0
2018	10.763386	8.698451	-19.18%	0
2017	7.983852	10.763386	34.81%	0
2016	7.080419	7.983852	12.76%	0
2015	9.174301	7.080419	-22.82%	0
2014*	10.000000	9.174301	-8.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.747695	9.449980	8.03%	0
2018	10.779012	8.747695	-18.85%	0
2017	9.620693	10.779012	12.04%	0
2016	9.349597	9.620693	2.90%	0
2015	10.415700	9.349597	-10.24%	0
2014	12.209094	10.415700	-14.69%	0
2013	10.341886	12.209094	18.05%	0
2012	9.112327	10.341886	13.49%	0
2011	10.621110	9.112327	-14.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.530355	8.353965	-2.07%	0
2018	8.718907	8.530355	-2.16%	0
2017	8.909593	8.718907	-2.14%	0
2016	9.014862	8.909593	-1.17%	0
2015	9.813066	9.014862	-8.13%	0
2014*	10.000000	9.813066	-1.87%	0
131

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	14.618358	19.145800	30.97%	0
2018	15.847753	14.618358	-7.76%	0
2017	12.993880	15.847753	21.96%	0
2016	13.266199	12.993880	-2.05%	0
2015	13.192369	13.266199	0.56%	0
2014	12.704298	13.192369	3.84%	0
2013	9.466194	12.704298	34.21%	0
2012*	10.000000	9.466194	-5.34%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.899830	17.541187	26.20%	0
2018	16.722497	13.899830	-16.88%	0
2017	12.776371	16.722497	30.89%	0
2016	13.328220	12.776371	-4.14%	0
2015	13.391834	13.328220	-0.48%	0
2014	13.668863	13.391834	-2.03%	0
2013	11.211863	13.668863	21.91%	0
2012	9.656850	11.211863	16.10%	0
2011	10.996329	9.656850	-12.18%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.468240	8.991812	6.18%	0
2018	9.242686	8.468240	-8.38%	0
2017	9.078654	9.242686	1.81%	0
2016	8.898361	9.078654	2.03%	0
2015	9.506092	8.898361	-6.39%	0
2014	9.661467	9.506092	-1.61%	0
2013	10.101146	9.661467	-4.35%	0
2012*	10.000000	10.101146	1.01%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	13.639069	17.249254	26.47%	0
2018	15.462949	13.639069	-11.80%	0
2017	13.808050	15.462949	11.99%	0
2016	12.921720	13.808050	6.86%	0
2015	13.054568	12.921720	-1.02%	0
2014	12.317402	13.054568	5.98%	0
2013	9.761410	12.317402	26.18%	0
2012	8.720574	9.761410	11.94%	0
2011	9.111845	8.720574	-4.29%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	15.173694	18.373700	21.09%	0
2018	17.672416	15.173694	-14.14%	0
2017	16.158743	17.672416	9.37%	0
2016	14.302381	16.158743	12.98%	0
2015	15.865292	14.302381	-9.85%	0
2014	14.801290	15.865292	7.19%	0
2013	10.963654	14.801290	35.00%	0
2012	9.706372	10.963654	12.95%	0
2011	10.356846	9.706372	-6.28%	0
132

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	15.837658	18.590767	17.38%	0
2018	16.430511	15.837658	-3.61%	0
2017	14.485852	16.430511	13.42%	0
2016	14.462423	14.485852	0.16%	0
2015	15.003485	14.462423	-3.61%	0
2014	14.439056	15.003485	3.91%	0
2013	12.554341	14.439056	15.01%	0
2012	11.535756	12.554341	8.83%	0
2011	11.854679	11.535756	-2.69%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.944732	27.516977	31.38%	0
2018	21.453903	20.944732	-2.37%	0
2017	17.188716	21.453903	24.81%	0
2016	17.561799	17.188716	-2.12%	0
2015	16.342600	17.561799	7.46%	0
2014	15.694545	16.342600	4.13%	0
2013	12.490370	15.694545	25.65%	0
2012	10.505376	12.490370	18.90%	0
2011	11.758534	10.505376	-10.66%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	19.736546	27.439614	39.03%	0
2018	20.378595	19.736546	-3.15%	0
2017	14.646164	20.378595	39.14%	0
2016	13.398564	14.646164	9.31%	0
2015	13.337253	13.398564	0.46%	0
2014	12.705240	13.337253	4.97%	0
2013	9.774821	12.705240	29.98%	0
2012*	10.000000	9.774821	-2.25%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.662632	12.969962	21.64%	0
2018	13.091401	10.662632	-18.55%	0
2017	10.423878	13.091401	25.59%	0
2016	11.637757	10.423878	-10.43%	0
2015	13.293565	11.637757	-12.46%	0
2014	15.754475	13.293565	-15.62%	0
2013	14.359886	15.754475	9.71%	0
2012	13.217665	14.359886	8.64%	0
2011	20.348569	13.217665	-35.04%	0
133

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	14.514340	18.045185	24.33%	0
2018	16.870096	14.514340	-13.96%	0
2017	14.973088	16.870096	12.67%	0
2016	13.706866	14.973088	9.24%	0
2015	14.412642	13.706866	-4.90%	0
2014	13.623229	14.412642	5.79%	0
2013	10.465246	13.623229	30.18%	0
2012	9.408072	10.465246	11.24%	0
2011	9.845207	9.408072	-4.44%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.503646	15.415208	34.00%	0
2018	11.917230	11.503646	-3.47%	0
2017	9.689253	11.917230	22.99%	0
2016	9.534811	9.689253	1.62%	0
2015*	10.000000	9.534811	-4.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	9.069631	9.630762	6.19%	0
2018	9.536519	9.069631	-4.90%	0
2017	9.379817	9.536519	1.67%	0
2016	9.228707	9.379817	1.64%	0
2015	9.693950	9.228707	-4.80%	0
2014	9.387603	9.693950	3.26%	0
2013	9.835857	9.387603	-4.56%	0
2012	9.384016	9.835857	4.82%	0
2011	9.272835	9.384016	1.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	11.785379	12.917216	9.60%	0
2018	13.209970	11.785379	-10.78%	0
2017	12.555230	13.209970	5.21%	0
2016	11.825571	12.555230	6.17%	0
2015	12.464953	11.825571	-5.13%	0
2014	12.619640	12.464953	-1.23%	0
2013	14.407234	12.619640	-12.41%	0
2012	12.732769	14.407234	13.15%	0
2011	12.407669	12.732769	2.62%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	9.623462	10.085653	4.80%	0
2018	10.267521	9.623462	-6.27%	0
2017	10.057316	10.267521	2.09%	0
2016	9.641455	10.057316	4.31%	0
2015	10.342181	9.641455	-6.78%	0
2014	10.370357	10.342181	-0.27%	0
2013	10.925354	10.370357	-5.08%	0
2012	10.139584	10.925354	7.75%	0
2011	10.005788	10.139584	1.34%	0
134

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	12.644149	15.416631	21.93%	0
2018	14.236205	12.644149	-11.18%	0
2017	12.598912	14.236205	13.00%	0
2016	11.160977	12.598912	12.88%	0
2015	12.436506	11.160977	-10.26%	0
2014	11.893116	12.436506	4.57%	0
2013	9.156194	11.893116	29.89%	0
2012	8.071835	9.156194	13.43%	0
2011	8.627495	8.071835	-6.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	11.746016	12.938499	10.15%	0
2018	12.616612	11.746016	-6.90%	0
2017	12.309042	12.616612	2.50%	0
2016	11.230516	12.309042	9.60%	0
2015	12.011790	11.230516	-6.50%	0
2014	12.201126	12.011790	-1.55%	0
2013	11.869984	12.201126	2.79%	0
2012	10.794438	11.869984	9.96%	0
2011	10.829621	10.794438	-0.32%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	7.756582	9.891660	27.53%	0
2018	9.698634	7.756582	-20.02%	0
2017	8.046568	9.698634	20.53%	0
2016	8.593352	8.046568	-6.36%	0
2015	9.010513	8.593352	-4.63%	0
2014	9.514697	9.010513	-5.30%	0
2013	8.185656	9.514697	16.24%	0
2012	7.381798	8.185656	10.89%	0
2011	8.507686	7.381798	-13.23%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	13.814944	17.111484	23.86%	0
2018	14.434052	13.814944	-4.29%	0
2017	12.502348	14.434052	15.45%	0
2016	11.714590	12.502348	6.72%	0
2015	12.122510	11.714590	-3.36%	0
2014	11.293162	12.122510	7.34%	0
2013	8.994143	11.293162	25.56%	0
2012	8.230126	8.994143	9.28%	0
2011	8.540056	8.230126	-3.63%	0
135

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	10.847008	11.713380	7.99%	0
2018	13.405018	10.847008	-19.08%	0
2017	11.377007	13.405018	17.83%	0
2016	11.719134	11.377007	-2.92%	0
2015	12.703521	11.719134	-7.75%	0
2014	14.406826	12.703521	-11.82%	0
2013	12.495905	14.406826	15.29%	0
2012	10.887616	12.495905	14.77%	0
2011	12.950058	10.887616	-15.93%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	9.378338	9.786309	4.35%	0
2018	9.839002	9.378338	-4.68%	0
2017	9.836641	9.839002	0.02%	0
2016	9.756965	9.836641	0.82%	0
2015	10.253826	9.756965	-4.85%	0
2014	10.203628	10.253826	0.49%	0
2013	10.860014	10.203628	-6.04%	0
2012	10.525996	10.860014	3.17%	0
2011	10.319517	10.525996	2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	10.152774	11.955804	17.76%	0
2018	12.846754	10.152774	-20.97%	0
2017	9.474369	12.846754	35.59%	0
2016	9.181290	9.474369	3.19%	0
2015	11.417683	9.181290	-19.59%	0
2014	12.616644	11.417683	-9.50%	0
2013	13.086309	12.616644	-3.59%	0
2012	11.652971	13.086309	12.30%	0
2011	15.681667	11.652971	-25.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.532690	8.705042	2.02%	0
2018	8.894488	8.532690	-4.07%	0
2017	9.074891	8.894488	-1.99%	0
2016	9.382367	9.074891	-3.28%	0
2015	9.783984	9.382367	-4.10%	0
2014	9.746318	9.783984	0.39%	0
2013	10.581638	9.746318	-7.89%	0
2012	10.696697	10.581638	-1.08%	0
2011	10.387425	10.696697	2.98%	0
136

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.615240	6.463762	-2.29%	0
2018	6.797886	6.615240	-2.69%	0
2017	7.050621	6.797886	-3.58%	0
2016	7.343018	7.050621	-3.98%	0
2015	7.648972	7.343018	-4.00%	0
2014	7.967677	7.648972	-4.00%	0
2013	8.299660	7.967677	-4.00%	0
2012	8.646443	8.299660	-4.01%	0
2011	9.005698	8.646443	-3.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	6.652282	7.594071	14.16%	0
2018	8.135459	6.652282	-18.23%	0
2017	6.667923	8.135459	22.01%	0
2016	6.901255	6.667923	-3.38%	0
2015	7.428176	6.901255	-7.09%	0
2014	7.793853	7.428176	-4.69%	0
2013	6.905655	7.793853	12.86%	0
2012	6.243363	6.905655	10.61%	0
2011	7.225698	6.243363	-13.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	12.191836	14.481906	18.78%	0
2018	13.937067	12.191836	-12.52%	0
2017	12.256977	13.937067	13.71%	0
2016	11.662022	12.256977	5.10%	0
2015	12.270491	11.662022	-4.96%	0
2014	12.174840	12.270491	0.79%	0
2013	9.966282	12.174840	22.16%	0
2012	8.957876	9.966282	11.26%	0
2011	9.712286	8.957876	-7.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	9.094643	9.563206	5.15%	0
2018	9.649768	9.094643	-5.75%	0
2017	9.510243	9.649768	1.47%	0
2016	9.500291	9.510243	0.10%	0
2015	9.870041	9.500291	-3.75%	0
2014	9.896292	9.870041	-0.27%	0
2013	9.833507	9.896292	0.64%	0
2012	9.740165	9.833507	0.96%	0
2011	9.856082	9.740165	-1.18%	0
137

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.057065	12.498461	13.04%	0
2018	12.214296	11.057065	-9.47%	0
2017	11.265377	12.214296	8.42%	0
2016	10.951147	11.265377	2.87%	0
2015	11.445796	10.951147	-4.32%	0
2014	11.335405	11.445796	0.97%	0
2013	10.124182	11.335405	11.96%	0
2012	9.517948	10.124182	6.37%	0
2011	9.917673	9.517948	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.812171	13.815027	16.96%	0
2018	13.337922	11.812171	-11.44%	0
2017	11.906098	13.337922	12.03%	0
2016	11.431178	11.906098	4.15%	0
2015	11.995091	11.431178	-4.70%	0
2014	11.904781	11.995091	0.76%	0
2013	10.133068	11.904781	17.48%	0
2012	9.279370	10.133068	9.20%	0
2011	9.875258	9.279370	-6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.186577	11.097699	8.94%	0
2018	11.024946	10.186577	-7.60%	0
2017	10.514419	11.024946	4.86%	0
2016	10.360404	10.514419	1.49%	0
2015	10.795423	10.360404	-4.03%	0
2014	10.736391	10.795423	0.55%	0
2013	10.121433	10.736391	6.08%	0
2012	9.759536	10.121433	3.71%	0
2011	9.959787	9.759536	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	13.490162	16.864165	25.01%	0
2018	14.542937	13.490162	-7.24%	0
2017	11.662177	14.542937	24.70%	0
2016	11.909693	11.662177	-2.08%	0
2015	12.029468	11.909693	-1.00%	0
2014	11.376186	12.029468	5.74%	0
2013	8.815971	11.376186	29.04%	0
2012	7.907773	8.815971	11.48%	0
2011	8.511731	7.907773	-7.10%	0
138

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	22.074602	29.103432	31.84%	0
2018	23.359786	22.074602	-5.50%	0
2017	19.146904	23.359786	22.00%	0
2016	19.300755	19.146904	-0.80%	0
2015	19.179992	19.300755	0.63%	0
2014	18.403412	19.179992	4.22%	0
2013	14.065886	18.403412	30.84%	0
2012	12.373742	14.065886	13.68%	0
2011	13.218044	12.373742	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	18.461082	22.451814	21.62%	0
2018	21.247189	18.461082	-13.11%	0
2017	20.407767	21.247189	4.11%	0
2016	17.681628	20.407767	15.42%	0
2015	19.274703	17.681628	-8.27%	0
2014	17.776110	19.274703	8.43%	0
2013	14.062412	17.776110	26.41%	0
2012	12.800590	14.062412	9.86%	0
2011	13.268333	12.800590	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	16.567700	19.984941	20.63%	0
2018	19.480004	16.567700	-14.95%	0
2017	17.523922	19.480004	11.16%	0
2016	15.173216	17.523922	15.49%	0
2015	16.216473	15.173216	-6.43%	0
2014	15.437889	16.216473	5.04%	0
2013	12.086388	15.437889	27.73%	0
2012	10.718317	12.086388	12.76%	0
2011	11.455559	10.718317	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	6.208752	6.929430	11.61%	0
2018	7.825763	6.208752	-20.66%	0
2017	6.651770	7.825763	17.65%	0
2016	6.599431	6.651770	0.79%	0
2015	7.262816	6.599431	-9.13%	0
2014	8.376187	7.262816	-13.29%	0
2013	7.207825	8.376187	16.21%	0
2012	6.415168	7.207825	12.36%	0
2011	7.994470	6.415168	-19.75%	0
139

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	10.962627	13.165634	20.10%	0
2018	12.949458	10.962627	-15.34%	0
2017	11.793516	12.949458	9.80%	0
2016	10.585039	11.793516	11.42%	0
2015	11.418629	10.585039	-7.30%	0
2014	10.789241	11.418629	5.83%	0
2013	8.323106	10.789241	29.63%	0
2012	7.373580	8.323106	12.88%	0
2011	8.178567	7.373580	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.901391	16.527792	18.89%	0
2018	16.678405	13.901391	-16.65%	0
2017	15.259382	16.678405	9.30%	0
2016	13.515361	15.259382	12.90%	0
2015	14.496948	13.515361	-6.77%	0
2014	12.904507	14.496948	12.34%	0
2013	9.907187	12.904507	30.25%	0
2012	8.870933	9.907187	11.68%	0
2011	9.459446	8.870933	-6.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	12.648230	16.438022	29.96%	0
2018	14.358353	12.648230	-11.91%	0
2017	11.997635	14.358353	19.68%	0
2016	11.564258	11.997635	3.75%	0
2015	11.982734	11.564258	-3.49%	0
2014	12.173119	11.982734	-1.56%	0
2013	8.808479	12.173119	38.20%	0
2012	8.114017	8.808479	8.56%	0
2011	8.524880	8.114017	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	12.656969	14.421815	13.94%	0
2018	15.912519	12.656969	-20.46%	0
2017	15.239602	15.912519	4.42%	0
2016	12.635988	15.239602	20.60%	0
2015	14.046070	12.635988	-10.04%	0
2014	13.704204	14.046070	2.49%	0
2013	10.194475	13.704204	34.43%	0
2012	8.827693	10.194475	15.48%	0
2011	9.725216	8.827693	-9.23%	0
140

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	13.670955	16.451645	20.34%	0
2018	16.341487	13.670955	-16.34%	0
2017	15.035692	16.341487	8.68%	0
2016	12.779292	15.035692	17.66%	0
2015	13.569030	12.779292	-5.82%	0
2014	14.056382	13.569030	-3.47%	0
2013	10.417258	14.056382	34.93%	0
2012	9.418222	10.417258	10.61%	0
2011	10.414312	9.418222	-9.56%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	13.061540	15.805171	21.01%	0
2018	14.458527	13.061540	-9.66%	0
2017	12.722661	14.458527	13.64%	0
2016	12.034669	12.722661	5.72%	0
2015	12.588823	12.034669	-4.40%	0
2014	11.866219	12.588823	6.09%	0
2013	8.921018	11.866219	33.01%	0
2012	8.343822	8.921018	6.92%	0
2011	8.984225	8.343822	-7.13%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	10.301450	12.900396	25.23%	0
2018	11.187197	10.301450	-7.92%	0
2017	10.977462	11.187197	1.91%	0
2016	10.667659	10.977462	2.90%	0
2015	11.778978	10.667659	-9.43%	0
2014	9.540244	11.778978	23.47%	0
2013	9.676515	9.540244	-1.41%	0
2012	8.721604	9.676515	10.95%	0
2011	8.558764	8.721604	1.90%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	7.788132	7.782219	-0.08%	0
2018	8.048448	7.788132	-3.23%	0
2017	8.252546	8.048448	-2.47%	0
2016	8.386475	8.252546	-1.60%	0
2015	8.765843	8.386475	-4.33%	0
2014	9.086211	8.765843	-3.53%	0
2013	9.454863	9.086211	-3.90%	0
2012	9.514608	9.454863	-0.63%	0
2011	9.782966	9.514608	-2.74%	0
141

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	12.823893	16.846119	31.37%	0
2018	14.374751	12.823893	-10.79%	0
2017	11.740422	14.374751	22.44%	0
2016	11.530003	11.740422	1.82%	0
2015	12.052205	11.530003	-4.33%	0
2014	12.104258	12.052205	-0.43%	0
2013	9.096464	12.104258	33.07%	0
2012	8.265892	9.096464	10.05%	0
2011	9.010731	8.265892	-8.27%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	16.894850	21.487243	27.18%	0
2018	18.838739	16.894850	-10.32%	0
2017	15.751958	18.838739	19.60%	0
2016	15.750965	15.751958	0.01%	0
2015	16.245765	15.750965	-3.05%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.134753	7.101902	-0.46%	0
2018	7.358565	7.134753	-3.04%	0
2017	7.596624	7.358565	-3.13%	0
2016	7.816965	7.596624	-2.82%	0
2015	8.127757	7.816965	-3.82%	0
2014	8.415088	8.127757	-3.41%	0
2013	8.711994	8.415088	-3.41%	0
2012	8.676395	8.711994	0.41%	0
2011	9.010896	8.676395	-3.71%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	14.624237	17.673473	20.85%	0
2018	16.162778	14.624237	-9.52%	0
2017	14.214380	16.162778	13.71%	0
2016	13.475943	14.214380	5.48%	0
2015	14.102851	13.475943	-4.45%	0
2014	13.308734	14.102851	5.97%	0
2013	10.074517	13.308734	32.10%	0
2012	9.456985	10.074517	6.53%	0
2011	10.163342	9.456985	-6.95%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.713155	12.159920	25.19%	0
2018	11.059114	9.713155	-12.17%	0
2017*	10.000000	11.059114	10.59%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.610354	16.554135	31.27%	0
2018	12.833482	12.610354	-1.74%	0
2017	10.210787	12.833482	25.69%	0
2016*	10.000000	10.210787	2.11%	0
142

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	8.116156	9.751377	20.15%	0
2018	10.454913	8.116156	-22.37%	0
2017	8.602477	10.454913	21.53%	0
2016	9.185326	8.602477	-6.35%	0
2015	9.554749	9.185326	-3.87%	0
2014	10.676656	9.554749	-10.51%	0
2013	8.683644	10.676656	22.95%	0
2012	7.420051	8.683644	17.03%	0
2011	9.304694	7.420051	-20.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	27.503194	33.962315	23.48%	0
2018	28.412696	27.503194	-3.20%	0
2017	23.245205	28.412696	22.23%	0
2016	27.117172	23.245205	-14.28%	0
2015	25.115095	27.117172	7.97%	0
2014	19.935939	25.115095	25.98%	0
2013	13.796650	19.935939	44.50%	0
2012	10.971485	13.796650	25.75%	0
2011	10.352428	10.971485	5.98%	0
143

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
144

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
145

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
146

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
147

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
148

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
149

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
150

distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as Enhanced CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
151

•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
152

Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
153

Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
154

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
155

(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
156

Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
157

The Best of America Achiever Annuity®
America’s Horizon Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2020. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2019. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.634504	13.199877	13.45%	2,574
2018	12.755951	11.634504	-8.79%	12,676
2017	11.332970	12.755951	12.56%	14,864
2016	11.136056	11.332970	1.77%	3,437
2015	11.460383	11.136056	-2.83%	3,988
2014	11.170882	11.460383	2.59%	10,636
2013	10.137071	11.170882	10.20%	4,576
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	28.589477	34.792092	21.70%	9,697
2018	30.845017	28.589477	-7.31%	10,881
2017	26.416455	30.845017	16.76%	11,913
2016	24.156939	26.416455	9.35%	18,088
2015	24.192123	24.156939	-0.15%	21,070
2014	22.484138	24.192123	7.60%	25,857
2013	16.968235	22.484138	32.51%	29,475
2012	14.700898	16.968235	15.42%	39,166
2011	14.077320	14.700898	4.43%	52,930
2010	12.676384	14.077320	11.05%	61,830
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.645843	8.791147	14.98%	0
2018*	10.000000	7.645843	-23.54%	0

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	36.457031	43.035294	18.04%	68,839
2018	43.721849	36.457031	-16.62%	86,620
2017	39.351536	43.721849	11.11%	96,326
2016	32.028618	39.351536	22.86%	115,627
2015	34.497207	32.028618	-7.16%	134,594
2014	32.163015	34.497207	7.26%	138,228
2013	23.736041	32.163015	35.50%	181,412
2012	20.351798	23.736041	16.63%	171,655
2011	22.622118	20.351798	-10.04%	206,456
2010	18.151577	22.622118	24.63%	215,971
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.045066	13.986207	7.21%	743,736
2018	13.635939	13.045066	-4.33%	930,629
2017	13.359507	13.635939	2.07%	1,003,161
2016	12.998943	13.359507	2.77%	1,006,024
2015	13.537743	12.998943	-3.98%	1,102,346
2014	13.311629	13.537743	1.70%	1,177,877
2013	14.773974	13.311629	-9.90%	1,374,724
2012	13.974967	14.773974	5.72%	1,544,168
2011	12.702456	13.974967	10.02%	1,600,573
2010	12.274076	12.702456	3.49%	1,571,238
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	27.138914	33.063426	21.83%	11,800
2018	29.705515	27.138914	-8.64%	13,015
2017	25.081027	29.705515	18.44%	14,679
2016	22.504337	25.081027	11.45%	17,409
2015	24.304548	22.504337	-7.41%	20,651
2014	21.977073	24.304548	10.59%	28,182
2013	16.476523	21.977073	33.38%	32,131
2012	14.622493	16.476523	12.68%	36,621
2011	14.439706	14.622493	1.27%	52,828
2010	12.881446	14.439706	12.10%	54,621
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	25.470951	32.346563	26.99%	170,101
2018	29.727674	25.470951	-14.32%	222,463
2017	27.088025	29.727674	9.74%	262,042
2016	22.419980	27.088025	20.82%	315,448
2015	23.138464	22.419980	-3.11%	314,839
2014	20.219387	23.138464	14.44%	343,531
2013	15.810296	20.219387	27.89%	371,597
2012	13.817561	15.810296	14.42%	437,186
2011	14.153980	13.817561	-2.38%	487,832
2010	12.083621	14.153980	17.13%	490,111

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.304133	11.652128	13.08%	76,300
2018	10.778600	10.304133	-4.40%	16,274
2017	10.224115	10.778600	5.42%	83,569
2016	9.204695	10.224115	11.08%	45,455
2015*	10.000000	9.204695	-7.95%	6,249
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.795954	10.526281	7.46%	94,620
2018	10.023341	9.795954	-2.27%	97,631
2017	9.864440	10.023341	1.61%	77,142
2016	9.778841	9.864440	0.88%	56,138
2015*	10.000000	9.778841	-2.21%	29,370
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.646483	14.614644	25.49%	73,950
2018	12.778583	11.646483	-8.86%	68,922
2017	11.141837	12.778583	14.69%	61,287
2016	9.750852	11.141837	14.27%	43,926
2015*	10.000000	9.750852	-2.49%	19,276
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.339257	17.782839	15.93%	402,876
2018	16.859917	15.339257	-9.02%	539,493
2017	15.060111	16.859917	11.95%	607,495
2016	14.735844	15.060111	2.20%	711,578
2015	15.119219	14.735844	-2.54%	836,995
2014	15.066151	15.119219	0.35%	866,318
2013	13.375164	15.066151	12.64%	795,626
2012	12.354851	13.375164	8.26%	839,219
2011	13.023023	12.354851	-5.13%	720,896
2010	12.051594	13.023023	8.06%	671,500
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.124437	13.126548	18.00%	40,384
2018	13.402971	11.124437	-17.00%	40,597
2017	11.833554	13.402971	13.26%	47,416
2016	10.433286	11.833554	13.42%	45,136
2015	10.871107	10.433286	-4.03%	36,907
2014*	10.000000	10.871107	8.71%	14,097
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	40.195079	48.362147	20.32%	114,042
2018	44.857817	40.195079	-10.39%	130,379
2017	40.534424	44.857817	10.67%	156,879
2016	32.746128	40.534424	23.78%	195,424
2015	34.055038	32.746128	-3.84%	227,890
2014	32.905931	34.055038	3.49%	246,402
2013	23.752825	32.905931	38.53%	261,950
2012	20.846103	23.752825	13.94%	261,885
2011	21.055151	20.846103	-0.99%	318,473
2010	16.996631	21.055151	23.88%	320,250

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	30.050337	38.572542	28.36%	276,897
2018	32.083672	30.050337	-6.34%	354,009
2017	26.884464	32.083672	19.34%	408,124
2016	24.503137	26.884464	9.72%	491,638
2015	24.674634	24.503137	-0.70%	546,705
2014	22.159301	24.674634	11.35%	512,635
2013	17.089697	22.159301	29.66%	555,476
2012	15.033087	17.089697	13.68%	608,660
2011	15.025800	15.033087	0.05%	669,330
2010	13.325154	15.025800	12.76%	708,428
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	25.848901	34.499720	33.47%	116,001
2018	28.265880	25.848901	-8.55%	147,368
2017	22.604266	28.265880	25.05%	180,586
2016	21.330827	22.604266	5.97%	202,154
2015	22.271050	21.330827	-4.22%	258,081
2014	20.979660	22.271050	6.16%	289,396
2013	17.636844	20.979660	18.95%	319,701
2012	16.266161	17.636844	8.43%	380,775
2011	15.193860	16.266161	7.06%	380,244
2010	13.414718	15.193860	13.26%	306,425
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	21.293342	25.468552	19.61%	3,776
2018	26.799653	21.293342	-20.55%	3,887
2017	21.886397	26.799653	22.45%	4,798
2016	19.034306	21.886397	14.98%	4,401
2015	19.834285	19.034306	-4.03%	5,733
2014	19.883805	19.834285	-0.25%	5,950
2013	13.626244	19.883805	45.92%	6,960
2012	11.511420	13.626244	18.37%	17,996
2011	13.605022	11.511420	-15.39%	43,250
2010	10.563674	13.605022	28.79%	12,664
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.630215	11.047441	14.72%	2,170
2018	10.190161	9.630215	-5.49%	9,299
2017*	10.000000	10.190161	1.90%	12,807
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.578809	17.073984	25.74%	29,562
2018	16.607913	13.578809	-18.24%	55,310
2017	15.093906	16.607913	10.03%	68,405
2016	11.695287	15.093906	29.06%	61,951
2015	12.700163	11.695287	-7.91%	41,161
2014	12.213897	12.700163	3.98%	34,007
2013*	10.000000	12.213897	22.14%	9,836

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.426483	10.991497	5.42%	165,181
2018	10.600658	10.426483	-1.64%	240,357
2017	10.408777	10.600658	1.84%	165,642
2016	9.704090	10.408777	7.26%	143,495
2015	9.955652	9.704090	-2.53%	26,478
2014	10.054852	9.955652	-0.99%	96,587
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.045813	10.679207	18.06%	9,607
2018*	10.000000	9.045813	-9.54%	8,012
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	13.721843	14.747848	7.48%	278,163
2018	14.049148	13.721843	-2.33%	313,188
2017	13.754037	14.049148	2.15%	338,698
2016	13.493432	13.754037	1.93%	230,671
2015	13.766370	13.493432	-1.98%	309,315
2014	13.508571	13.766370	1.91%	335,047
2013	13.619051	13.508571	-0.81%	356,845
2012	12.639973	13.619051	7.75%	401,860
2011	12.587881	12.639973	0.41%	390,276
2010	11.808077	12.587881	6.60%	424,840
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.231051	10.469167	27.19%	7,564
2018*	10.000000	8.231051	-17.69%	1,013
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.024514	18.260869	13.96%	345,596
2018	17.002826	16.024514	-5.75%	392,680
2017	15.310482	17.002826	11.05%	447,666
2016	14.777946	15.310482	3.60%	499,015
2015	15.090651	14.777946	-2.07%	573,573
2014	14.708835	15.090651	2.60%	568,764
2013	13.198648	14.708835	11.44%	598,696
2012	12.015199	13.198648	9.85%	653,903
2011	12.256335	12.015199	-1.97%	579,493
2010	11.061456	12.256335	10.80%	470,720
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.903720	19.949932	18.02%	1,096,263
2018	18.282567	16.903720	-7.54%	1,249,317
2017	15.972377	18.282567	14.46%	1,310,205
2016	15.333394	15.972377	4.17%	1,391,795
2015	15.646628	15.333394	-2.00%	1,550,124
2014	15.194722	15.646628	2.97%	1,566,549
2013	13.347093	15.194722	13.84%	1,678,713
2012	11.990478	13.347093	11.31%	1,629,688
2011	12.331976	11.990478	-2.77%	1,549,965
2010	10.956123	12.331976	12.56%	1,563,431

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	18.010863	22.007237	22.19%	103,478
2018	19.898817	18.010863	-9.49%	114,506
2017	16.745783	19.898817	18.83%	141,144
2016	15.989548	16.745783	4.73%	200,042
2015	16.327768	15.989548	-2.07%	289,064
2014	15.833792	16.327768	3.12%	230,878
2013	13.247006	15.833792	19.53%	205,673
2012	11.682452	13.247006	13.39%	185,261
2011	12.211508	11.682452	-4.33%	182,774
2010	10.702903	12.211508	14.10%	186,854
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.203484	13.689717	22.19%	133,393
2018	11.909798	11.203484	-5.93%	113,801
2017	10.417793	11.909798	14.32%	50,494
2016*	10.000000	10.417793	4.18%	30,404
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	34.151438	44.137482	29.24%	3,491
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.369433	13.374075	8.12%	177,299
2018	16.702104	12.369433	-25.94%	231,648
2017	17.448583	16.702104	-4.28%	238,057
2016	13.274683	17.448583	31.44%	285,837
2015	17.014476	13.274683	-21.98%	302,953
2014	19.811770	17.014476	-14.12%	458,688
2013	16.209679	19.811770	22.22%	498,248
2012	15.721196	16.209679	3.11%	511,119
2011	16.844048	15.721196	-6.67%	575,247
2010	14.358399	16.844048	17.31%	564,074
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	25.038042	31.331878	25.14%	431,201
2018	27.808671	25.038042	-9.96%	514,748
2017	25.073395	27.808671	10.91%	560,344
2016	21.635545	25.073395	15.89%	649,274
2015	22.948871	21.635545	-5.72%	731,219
2014	21.488075	22.948871	6.80%	827,306
2013	17.074776	21.488075	25.85%	891,906
2012	14.817127	17.074776	15.24%	953,456
2011	14.952013	14.817127	-0.90%	969,687
2010	13.215817	14.952013	13.14%	1,010,044
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.539053	14.731978	27.67%	35,444
2018	12.908378	11.539053	-10.61%	36,829
2017	11.243311	12.908378	14.81%	26,016
2016*	10.000000	11.243311	12.43%	13,368

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	33.464877	44.140239	31.90%	240,448
2018	34.142338	33.464877	-1.98%	262,202
2017	25.722495	34.142338	32.73%	307,270
2016	25.983464	25.722495	-1.00%	322,301
2015	24.688001	25.983464	5.25%	394,618
2014	22.588955	24.688001	9.29%	392,894
2013	16.870846	22.588955	33.89%	380,261
2012	14.979593	16.870846	12.63%	406,581
2011	15.219885	14.979593	-1.58%	546,779
2010	12.481090	15.219885	21.94%	438,098
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.044829	15.127492	7.71%	1,699,443
2018	14.380368	14.044829	-2.33%	2,061,655
2017	14.045468	14.380368	2.38%	2,129,741
2016	13.654550	14.045468	2.86%	2,410,510
2015	13.988397	13.654550	-2.39%	2,609,150
2014	13.452867	13.988397	3.98%	2,620,287
2013	13.953200	13.452867	-3.59%	2,471,018
2012	13.421311	13.953200	3.96%	2,469,672
2011	12.736022	13.421311	5.38%	2,511,593
2010	12.028607	12.736022	5.88%	2,907,876
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	39.046143	47.348619	21.26%	339,432
2018	46.539652	39.046143	-16.10%	381,225
2017	39.216358	46.539652	18.67%	468,064
2016	35.588743	39.216358	10.19%	535,651
2015	36.747618	35.588743	-3.15%	622,251
2014	35.202866	36.747618	4.39%	677,957
2013	26.317025	35.202866	33.76%	758,815
2012	23.334246	26.317025	12.78%	863,783
2011	26.586313	23.334246	-12.23%	923,515
2010	21.003506	26.586313	26.58%	975,305
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	22.230759	27.905103	25.52%	142,263
2018	26.585923	22.230759	-16.38%	174,425
2017	20.773639	26.585923	27.98%	191,694
2016	22.273235	20.773639	-6.73%	231,293
2015	21.901938	22.273235	1.70%	250,823
2014	24.259602	21.901938	-9.72%	7,855
2013	18.930646	24.259602	28.15%	9,158
2012	15.974082	18.930646	18.51%	10,736
2011	19.628877	15.974082	-18.62%	14,747
2010	17.670650	19.628877	11.08%	11,501
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.324809	13.707960	21.04%	12,918
2018	12.297976	11.324809	-7.91%	6,645
2017	12.037067	12.297976	2.17%	2,239

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	30.231909	39.912348	32.02%	28,698
2018	37.224363	30.231909	-18.78%	34,773
2017	31.749219	37.224363	17.24%	38,523
2016	29.511409	31.749219	7.58%	42,827
2015	30.963952	29.511409	-4.69%	46,550
2014	29.528270	30.963952	4.86%	56,611
2013	23.038865	29.528270	28.17%	60,711
2012	18.417692	23.038865	25.09%	65,732
2011	20.565803	18.417692	-10.45%	72,547
2010	16.534477	20.565803	24.38%	96,241
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.561105	14.822297	18.00%	73,959
2018	14.122672	12.561105	-11.06%	104,287
2017	12.809929	14.122672	10.25%	122,192
2016	11.495830	12.809929	11.43%	139,639
2015	12.450425	11.495830	-7.67%	155,973
2014	12.296248	12.450425	1.25%	209,659
2013	10.091057	12.296248	21.85%	302,502
2012	8.887578	10.091057	13.54%	354,982
2011	9.168592	8.887578	-3.06%	437,846
2010	8.446738	9.168592	8.55%	393,407
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.692106	17.929814	14.26%	379,087
2018	16.657502	15.692106	-5.80%	427,878
2017	15.426755	16.657502	7.98%	508,514
2016	13.741864	15.426755	12.26%	620,292
2015	15.017640	13.741864	-8.50%	740,613
2014	14.581037	15.017640	2.99%	974,259
2013	12.998413	14.581037	12.18%	998,497
2012	11.720588	12.998413	10.90%	1,070,036
2011	11.627489	11.720588	0.80%	1,226,056
2010	10.482089	11.627489	10.93%	1,260,916
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	30.128523	38.332218	27.23%	220,619
2018	32.241819	30.128523	-6.55%	254,819
2017	27.163426	32.241819	18.70%	285,229
2016	23.775707	27.163426	14.25%	319,014
2015	25.064386	23.775707	-5.14%	366,635
2014	23.416383	25.064386	7.04%	500,431
2013	18.339944	23.416383	27.68%	547,727
2012	16.639034	18.339944	10.22%	545,943
2011	15.943958	16.639034	4.36%	541,695
2010	13.423611	15.943958	18.78%	558,201

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	35.235306	43.829126	24.39%	244,614
2018	41.083502	35.235306	-14.23%	285,894
2017	37.711520	41.083502	8.94%	338,743
2016	29.421740	37.711520	28.18%	409,641
2015	32.268717	29.421740	-8.82%	483,348
2014	32.590722	32.268717	-0.99%	473,752
2013	24.298298	32.590722	34.13%	485,140
2012	20.848172	24.298298	16.55%	572,616
2011	22.003150	20.848172	-5.25%	677,386
2010	17.430098	22.003150	26.24%	655,199
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.785330	12.205552	24.73%	99,013
2018	11.804949	9.785330	-17.11%	128,601
2017	8.539463	11.804949	38.24%	224,721
2016	7.385369	8.539463	15.63%	248,279
2015	9.330878	7.385369	-20.85%	284,161
2014*	10.000000	9.330878	-6.69%	346,511
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	20.153802	22.327364	10.78%	198,822
2018	24.211786	20.153802	-16.76%	212,612
2017	21.073959	24.211786	14.89%	230,080
2016	19.971817	21.073959	5.52%	289,399
2015	21.694907	19.971817	-7.94%	311,425
2014	24.796913	21.694907	-12.51%	381,933
2013	20.482248	24.796913	21.07%	14,675
2012	17.597006	20.482248	16.40%	15,535
2011	20.000636	17.597006	-12.02%	20,340
2010	18.739899	20.000636	6.73%	21,562
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.386191	9.426710	0.43%	307,121
2018	9.353549	9.386191	0.35%	409,299
2017	9.320909	9.353549	0.35%	461,090
2016	9.196995	9.320909	1.35%	580,666
2015	9.762040	9.196995	-5.79%	630,943
2014	9.737247	9.762040	0.25%	710,027
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.664364	12.854320	10.20%	238
2018	12.386080	11.664364	-5.83%	265
2017	11.122226	12.386080	11.36%	1,011
2016	10.827226	11.122226	2.72%	1,011
2015	11.676977	10.827226	-7.28%	4,073
2014	11.410617	11.676977	2.33%	6,322
2013	10.205677	11.410617	11.81%	4,210
2012*	10.000000	10.205677	2.06%	1,369

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.389854	10.059830	7.14%	0
2018*	10.000000	9.389854	-6.10%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.550717	9.874056	3.39%	10,238
2018	10.220581	9.550717	-6.55%	9,838
2017	10.013106	10.220581	2.07%	21,267
2016	10.219744	10.013106	-2.02%	14,385
2015	10.192204	10.219744	0.27%	9,000
2014	9.891762	10.192204	3.04%	6,155
2013*	10.000000	9.891762	-1.08%	6,299
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.297200	23.232240	34.31%	33,434
2018	18.282338	17.297200	-5.39%	38,641
2017	14.618348	18.282338	25.06%	40,153
2016	14.554318	14.618348	0.44%	40,412
2015	14.113080	14.554318	3.13%	62,432
2014	13.252711	14.113080	6.49%	73,317
2013	9.629256	13.252711	37.63%	73,772
2012*	10.000000	9.629256	-3.71%	82,767
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.299307	16.371365	23.10%	10,340
2018	15.282648	13.299307	-12.98%	10,683
2017	13.538714	15.282648	12.88%	2,310
2016	12.151783	13.538714	11.41%	3,146
2015	12.895118	12.151783	-5.76%	4,323
2014	12.573861	12.895118	2.55%	3,910
2013	9.941884	12.573861	26.47%	6,532
2012*	10.000000	9.941884	-0.58%	567
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	34.068147	44.089911	29.42%	131,739
2018	39.959675	34.068147	-14.74%	151,072
2017	29.773211	39.959675	34.21%	186,503
2016	30.288258	29.773211	-1.70%	238,371
2015	29.675357	30.288258	2.07%	285,812
2014	29.535338	29.675357	0.47%	359,297
2013	23.623841	29.535338	25.02%	39,730
2012	19.839975	23.623841	19.07%	47,059
2011	22.030330	19.839975	-9.94%	54,707
2010	19.339947	22.030330	13.91%	54,037

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.895518	10.775438	8.89%	61,878
2018	10.530183	9.895518	-6.03%	74,481
2017	10.086630	10.530183	4.40%	104,235
2016	9.640989	10.086630	4.62%	109,048
2015	10.043051	9.640989	-4.00%	128,043
2014	9.953183	10.043051	0.90%	134,764
2013	10.147135	9.953183	-1.91%	167,509
2012*	10.000000	10.147135	1.47%	178,486
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.644728	10.889665	25.97%	32,676
2018	10.915915	8.644728	-20.81%	50,704
2017	8.768423	10.915915	24.49%	73,236
2016	9.154683	8.768423	-4.22%	49,276
2015	9.018701	9.154683	1.51%	43,635
2014*	10.000000	9.018701	-9.81%	20,134
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	27.004017	35.023111	29.70%	570,846
2018	29.848583	27.004017	-9.53%	688,584
2017	25.993004	29.848583	14.83%	811,195
2016	23.721000	25.993004	9.58%	1,024,899
2015	23.368437	23.721000	1.51%	1,201,601
2014	21.500193	23.368437	8.69%	1,210,198
2013	16.615011	21.500193	29.40%	1,198,606
2012	14.473280	16.615011	14.80%	1,295,417
2011	14.747056	14.473280	-1.86%	1,436,298
2010	12.932424	14.747056	14.03%	1,594,658
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	37.470448	46.530253	24.18%	115,860
2018	42.547833	37.470448	-11.93%	125,935
2017	37.938378	42.547833	12.15%	148,672
2016	32.746920	37.938378	15.85%	166,246
2015	35.421019	32.746920	-7.55%	202,084
2014	32.223189	35.421019	9.92%	219,979
2013	23.275125	32.223189	38.44%	250,569
2012	20.092105	23.275125	15.84%	288,510
2011	20.905984	20.092105	-3.89%	307,689
2010	17.256239	20.905984	21.15%	316,561

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.639047	17.550854	19.89%	176,596
2018	15.726197	14.639047	-6.91%	232,282
2017	13.505250	15.726197	16.45%	290,808
2016	14.078872	13.505250	-4.07%	367,965
2015	15.602872	14.078872	-9.77%	456,495
2014	16.729397	15.602872	-6.73%	550,011
2013	13.579823	16.729397	23.19%	485,079
2012	11.574555	13.579823	17.32%	470,846
2011	12.669400	11.574555	-8.64%	582,059
2010	11.841463	12.669400	6.99%	501,739
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.557110	13.746189	9.47%	57,954
2018	13.031508	12.557110	-3.64%	95,806
2017	12.407450	13.031508	5.03%	129,432
2016	10.846524	12.407450	14.39%	134,991
2015	11.783849	10.846524	-7.95%	145,604
2014	11.745654	11.783849	0.33%	178,028
2013	10.796943	11.745654	8.79%	206,177
2012*	10.000000	10.796943	7.97%	128,775
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.265186	22.088627	35.80%	64,385
2018	16.532375	16.265186	-1.62%	59,914
2017	13.232761	16.532375	24.94%	38,752
2016	12.665917	13.232761	4.48%	37,969
2015	13.654603	12.665917	-7.24%	53,373
2014	12.857748	13.654603	6.20%	61,907
2013	10.051048	12.857748	27.92%	61,399
2012*	10.000000	10.051048	0.51%	30,600
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	27.324086	32.892273	20.38%	19,078
2018	27.637470	27.324086	-1.13%	18,142
2017	23.762031	27.637470	16.31%	17,361
2016	23.134842	23.762031	2.71%	19,060
2015	23.403009	23.134842	-1.15%	20,884
2014	21.962131	23.403009	6.56%	27,721
2013	18.620463	21.962131	17.95%	28,421
2012	16.682956	18.620463	11.61%	43,936
2011	16.718524	16.682956	-0.21%	52,520
2010	15.706334	16.718524	6.44%	55,094
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.722146	10.459471	7.58%	64,470
2018	10.004767	9.722146	-2.82%	80,506
2017	9.832188	10.004767	1.76%	66,149
2016	9.769508	9.832188	0.64%	64,639
2015*	10.000000	9.769508	-2.30%	44,194

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	41.717014	56.205835	34.73%	150,562
2018	41.661468	41.717014	0.13%	190,978
2017	32.551236	41.661468	27.99%	224,411
2016	32.432320	32.551236	0.37%	262,701
2015	29.429792	32.432320	10.20%	348,452
2014	27.559455	29.429792	6.79%	354,239
2013	21.387456	27.559455	28.86%	391,210
2012	17.540103	21.387456	21.93%	449,855
2011	19.144682	17.540103	-8.38%	463,680
2010	18.262625	19.144682	4.83%	577,239
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.352014	33.294237	42.58%	127,067
2018	23.508058	23.352014	-0.66%	140,733
2017	16.476604	23.508058	42.68%	175,196
2016	14.699211	16.476604	12.09%	110,962
2015	14.267806	14.699211	3.02%	205,729
2014	13.253541	14.267806	7.65%	61,111
2013	9.943153	13.253541	33.29%	59,472
2012*	10.000000	9.943153	-0.57%	62,631
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	26.004994	32.439391	24.74%	72,097
2018	31.128696	26.004994	-16.46%	86,586
2017	24.171333	31.128696	28.78%	114,773
2016	26.316033	24.171333	-8.15%	130,011
2015	29.311209	26.316033	-10.22%	156,390
2014	33.871823	29.311209	-13.46%	160,318
2013	30.105492	33.871823	12.51%	179,302
2012	27.019283	30.105492	11.42%	226,402
2011	40.560931	27.019283	-33.39%	6,514
2010	32.954500	40.560931	23.08%	5,714
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.711468	10.132384	16.31%	49,584
2018	10.865801	8.711468	-19.83%	123,555
2017	8.633840	10.865801	25.85%	178,417
2016	7.260617	8.633840	18.91%	96,029
2015	9.225222	7.260617	-21.30%	59,016
2014	9.826132	9.225222	-6.12%	23,606
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.920884	10.588522	6.73%	50,047
2018	10.182463	9.920884	-2.57%	61,974
2017	9.957597	10.182463	2.26%	30,402
2016*	10.000000	9.957597	-0.42%	30,167

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.054895	22.330063	39.09%	21,944
2018	16.594093	16.054895	-3.25%	27,760
2017	13.341466	16.594093	24.38%	20,302
2016	12.455044	13.341466	7.12%	16,713
2015	12.928562	12.455044	-3.66%	30,677
2014	14.196075	12.928562	-8.93%	48,216
2013	10.210748	14.196075	39.03%	64,500
2012*	10.000000	10.210748	2.11%	9,451
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	30.764807	39.224747	27.50%	641,930
2018	34.862648	30.764807	-11.75%	793,212
2017	30.174995	34.862648	15.53%	930,109
2016	26.937803	30.174995	12.02%	1,131,989
2015	27.619897	26.937803	-2.47%	1,282,415
2014	25.457464	27.619897	8.49%	1,291,825
2013	19.069969	25.457464	33.50%	1,302,751
2012	16.715993	19.069969	14.08%	1,370,276
2011	17.058201	16.715993	-2.01%	1,482,808
2010	15.579184	17.058201	9.49%	1,630,493
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.839586	8.40%	4,069
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.595817	21.767033	23.71%	225,892
2018	19.799865	17.595817	-11.13%	265,149
2017	15.857691	19.799865	24.86%	326,678
2016	15.510831	15.857691	2.24%	362,291
2015	14.818475	15.510831	4.67%	400,839
2014	14.883196	14.818475	-0.43%	356,461
2013	11.844304	14.883196	25.66%	301,126
2012	10.377863	11.844304	14.13%	227,154
2011	10.731658	10.377863	-3.30%	174,273
2010*	10.000000	10.731658	7.32%	66,675
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.648308	17.381493	37.42%	52,659
2018	12.775008	12.648308	-0.99%	60,412
2017	10.129121	12.775008	26.12%	66,744
2016	9.720309	10.129121	4.21%	87,929
2015*	10.000000	9.720309	-2.80%	95,841

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	13.376914	14.566955	8.90%	88,790
2018	13.713564	13.376914	-2.45%	103,760
2017	13.153525	13.713564	4.26%	122,023
2016	12.620477	13.153525	4.22%	139,460
2015	12.926754	12.620477	-2.37%	140,059
2014	12.206768	12.926754	5.90%	167,230
2013	12.471297	12.206768	-2.12%	206,222
2012	11.601585	12.471297	7.50%	231,020
2011	11.179657	11.601585	3.77%	251,881
2010	10.626812	11.179657	5.20%	268,288
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	23.146567	26.016740	12.40%	1,119
2018	25.294966	23.146567	-8.49%	1,228
2017	23.444812	25.294966	7.89%	2,584
2016	21.534410	23.444812	8.87%	2,619
2015	22.133608	21.534410	-2.71%	2,623
2014	21.850525	22.133608	1.30%	2,634
2013	24.324544	21.850525	-10.17%	2,727
2012	20.961342	24.324544	16.04%	2,898
2011	19.919197	20.961342	5.23%	3,274
2010	18.436694	19.919197	8.04%	2,434
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.338938	11.756377	25.89%	28,222
2018	10.299360	9.338938	-9.33%	30,465
2017	9.295057	10.299360	10.80%	42,705
2016	8.211898	9.295057	13.19%	17,325
2015*	10.000000	8.211898	-17.88%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.573035	21.453102	22.08%	20,560
2018	19.232452	17.573035	-8.63%	25,218
2017	16.622334	19.232452	15.70%	28,448
2016	15.209627	16.622334	9.29%	32,846
2015	16.641862	15.209627	-8.61%	39,132
2014	17.260147	16.641862	-3.58%	44,919
2013	13.289650	17.260147	29.88%	69,975
2012	11.008509	13.289650	20.72%	62,433
2011	11.284264	11.008509	-2.44%	66,192
2010*	10.000000	11.284264	12.84%	1,991

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.340608	19.430708	18.91%	13,562,750
2018	17.469143	16.340608	-6.46%	16,359,819
2017	15.323337	17.469143	14.00%	17,374,207
2016	14.278856	15.323337	7.31%	17,620,682
2015	14.362314	14.278856	-0.58%	18,127,126
2014	13.895004	14.362314	3.36%	18,819,574
2013	11.448043	13.895004	21.37%	19,692,639
2012	10.049284	11.448043	13.92%	19,936,865
2011	10.113208	10.049284	-0.63%	20,331,517
2010	9.170310	10.113208	10.28%	20,831,959
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.322325	12.148184	7.29%	5,242,860
2018	11.626363	11.322325	-2.62%	6,526,211
2017	11.441434	11.626363	1.62%	6,680,535
2016	11.321018	11.441434	1.06%	6,603,606
2015	11.525887	11.321018	-1.78%	7,065,352
2014	11.152136	11.525887	3.35%	7,149,594
2013	11.626980	11.152136	-4.08%	7,640,303
2012	11.251651	11.626980	3.34%	7,010,297
2011	10.809588	11.251651	4.09%	6,833,016
2010	10.359202	10.809588	4.35%	6,986,244
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.070199	23.977355	32.69%	431,635
2018	20.265918	18.070199	-10.83%	519,383
2017	15.716928	20.265918	28.94%	536,950
2016	15.933851	15.716928	-1.36%	713,245
2015	15.190783	15.933851	4.89%	770,815
2014	15.151816	15.190783	0.26%	839,547
2013	11.963698	15.151816	26.65%	933,347
2012	9.953969	11.963698	20.19%	959,622
2011	11.148227	9.953969	-10.71%	1,081,967
2010	10.173918	11.148227	9.58%	1,229,006
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.110362	25.794913	28.27%	701,082
2018	20.563763	20.110362	-2.20%	874,431
2017	16.343498	20.563763	25.82%	987,079
2016	15.220537	16.343498	7.38%	1,215,428
2015	14.526530	15.220537	4.78%	1,395,895
2014	13.653806	14.526530	6.39%	1,571,234
2013	10.700274	13.653806	27.60%	1,706,453
2012	9.258052	10.700274	15.58%	1,892,579
2011	9.866054	9.258052	-6.16%	2,184,489
2010	8.478706	9.866054	16.36%	2,348,391

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.635799	20.581688	23.72%	3,605,387
2018	17.276705	16.635799	-3.71%	4,362,079
2017	14.392127	17.276705	20.04%	5,045,256
2016	13.159084	14.392127	9.37%	5,928,418
2015	13.222582	13.159084	-0.48%	6,404,575
2014	12.184579	13.222582	8.52%	6,780,728
2013	9.307720	12.184579	30.91%	7,851,187
2012	8.076510	9.307720	15.24%	8,836,965
2011	8.390989	8.076510	-3.75%	9,318,214
2010	7.680104	8.390989	9.26%	9,467,553
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.642495	16.812022	7.48%	511,112
2018	16.271712	15.642495	-3.87%	633,610
2017	15.543086	16.271712	4.69%	655,093
2016	14.530681	15.543086	6.97%	727,162
2015	15.198754	14.530681	-4.40%	769,371
2014	14.860889	15.198754	2.27%	767,480
2013	15.266530	14.860889	-2.66%	779,054
2012	13.815131	15.266530	10.51%	824,017
2011	13.294533	13.815131	3.92%	790,300
2010	12.210949	13.294533	8.87%	813,167
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	27.887982	34.870411	25.04%	332,654
2018	30.613339	27.887982	-8.90%	399,445
2017	26.420555	30.613339	15.87%	451,233
2016	22.824317	26.420555	15.76%	567,236
2015	24.799531	22.824317	-7.96%	676,867
2014	23.125702	24.799531	7.24%	666,732
2013	17.361137	23.125702	33.20%	689,057
2012	14.923373	17.361137	16.34%	716,026
2011	15.554410	14.923373	-4.06%	790,463
2010	13.685339	15.554410	13.66%	815,813
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.871658	11.171120	13.16%	0
2018	10.956060	9.871658	-9.90%	4,294
2017	9.396005	10.956060	16.60%	4,627
2016	9.267843	9.396005	1.38%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.077605	10.574813	4.93%	1,760
2018*	10.000000	10.077605	0.78%	0

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.697695	24.510227	12.96%	146,419
2018	22.722660	21.697695	-4.51%	178,693
2017	21.618635	22.722660	5.11%	192,922
2016	19.235057	21.618635	12.39%	259,240
2015	20.060978	19.235057	-4.12%	252,740
2014	19.870052	20.060978	0.96%	291,290
2013	18.849769	19.870052	5.41%	72,184
2012	16.714207	18.849769	12.78%	87,978
2011	16.352449	16.714207	2.21%	99,001
2010	14.678887	16.352449	11.40%	76,725
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.163535	20.382422	26.10%	73,326
2018	17.285022	16.163535	-6.49%	94,313
2017	14.072091	17.285022	22.83%	125,797
2016	12.588143	14.072091	11.79%	134,012
2015	12.940693	12.588143	-2.72%	147,188
2014	12.335328	12.940693	4.91%	155,222
2013	8.729324	12.335328	41.31%	175,368
2012	7.589381	8.729324	15.02%	176,447
2011	8.725708	7.589381	-13.02%	224,985
2010	7.681195	8.725708	13.60%	228,507
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.149431	13.273320	30.78%	1,130,877
2018	12.372682	10.149431	-17.97%	1,359,173
2017	10.010572	12.372682	23.60%	1,488,457
2016	10.425446	10.010572	-3.98%	1,842,162
2015	10.659366	10.425446	-2.19%	2,095,436
2014	10.975582	10.659366	-2.88%	1,921,585
2013	9.207623	10.975582	19.20%	1,712,424
2013	9.207623	10.975582	19.20%	1,712,424
2012	8.096336	9.207623	13.73%	1,752,342
2011	9.099245	8.096336	-11.02%	1,902,841
2010	8.121240	9.099245	12.04%	2,013,986
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	27.743433	35.240426	27.02%	452,699
2018	28.261086	27.743433	-1.83%	560,928
2017	23.871833	28.261086	18.39%	675,754
2016	21.812760	23.871833	9.44%	867,113
2015	22.010504	21.812760	-0.90%	1,032,857
2014	19.994403	22.010504	10.08%	994,350
2013	15.528004	19.994403	28.76%	955,834
2012	13.854561	15.528004	12.08%	1,016,495
2011	14.019214	13.854561	-1.17%	1,110,370
2010	12.576728	14.019214	11.47%	1,207,805

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.503496	16.479542	22.04%	206,756
2018	15.368782	13.503496	-12.14%	204,354
2017	13.030207	15.368782	17.95%	222,417
2016	12.213314	13.030207	6.69%	313,137
2015	12.627076	12.213314	-3.28%	283,646
2014	12.273931	12.627076	2.88%	315,986
2013	9.628940	12.273931	27.47%	219,371
2012	8.420665	9.628940	14.35%	187,065
2011	9.135711	8.420665	-7.83%	178,411
2010	8.072182	9.135711	13.18%	169,083
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.929779	14.788890	14.38%	3,972,781
2018	14.007687	12.929779	-7.70%	4,709,924
2017	12.697376	14.007687	10.32%	5,137,017
2016	12.154322	12.697376	4.47%	4,830,212
2015	12.477873	12.154322	-2.59%	4,985,967
2014	12.152091	12.477873	2.68%	5,396,114
2013	10.765460	12.152091	12.88%	5,281,136
2012	9.846262	10.765460	9.34%	5,516,846
2011	10.137305	9.846262	-2.87%	5,587,590
2010	9.326349	10.137305	8.70%	5,731,394
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.454305	15.926776	18.38%	7,392,825
2018	14.881663	13.454305	-9.59%	8,622,308
2017	13.052276	14.881663	14.02%	9,337,067
2016	12.352767	13.052276	5.66%	8,888,342
2015	12.716222	12.352767	-2.86%	9,611,624
2014	12.336905	12.716222	3.07%	9,549,110
2013	10.335296	12.336905	19.37%	9,573,117
2012	9.238068	10.335296	11.88%	9,764,558
2011	9.718279	9.238068	-4.94%	10,167,552
2010	8.783074	9.718279	10.65%	9,906,795
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.887751	12.952326	8.96%	2,267,224
2018	12.398961	11.887751	-4.12%	2,663,009
2017	11.840737	12.398961	4.71%	2,963,799
2016	11.496321	11.840737	3.00%	3,137,308
2015	11.763659	11.496321	-2.27%	3,224,696
2014	11.563059	11.763659	1.73%	3,640,440
2013	11.192977	11.563059	3.31%	3,669,140
2012	10.576522	11.192977	5.83%	4,264,380
2011	10.593192	10.576522	-0.16%	4,196,522
2010	10.074792	10.593192	5.15%	3,949,240

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.019769	12.351852	12.09%	27,099
2018	12.038435	11.019769	-8.46%	25,210
2017	10.654234	12.038435	12.99%	1,873
2016	10.251862	10.654234	3.92%	2,085
2015	10.880481	10.251862	-5.78%	13,263
2014	10.807523	10.880481	0.68%	18,522
2013*	10.000000	10.807523	8.08%	707
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.308917	12.849922	13.63%	207,655
2018	12.362386	11.308917	-8.52%	224,365
2017	10.659935	12.362386	15.97%	155,836
2016	10.194006	10.659935	4.57%	158,627
2015	10.885359	10.194006	-6.35%	181,265
2014	10.945819	10.885359	-0.55%	189,339
2013*	10.000000	10.945819	9.46%	111,851
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.246906	15.407918	16.31%	6,776,550
2018	14.482999	13.246906	-8.53%	7,945,462
2017	12.907325	14.482999	12.21%	8,521,464
2016	12.282256	12.907325	5.09%	8,800,764
2015	12.610045	12.282256	-2.60%	9,496,394
2014	12.248794	12.610045	2.95%	9,956,761
2013	10.561220	12.248794	15.98%	10,296,976
2012	9.546924	10.561220	10.62%	10,453,717
2011	9.928511	9.546924	-3.84%	10,757,170
2010	9.055130	9.928511	9.65%	10,651,431
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.452810	16.188645	20.34%	2,584,887
2018	15.100930	13.452810	-10.91%	3,020,576
2017	12.990654	15.100930	16.24%	3,675,395
2016	12.263639	12.990654	5.93%	3,987,150
2015	12.647421	12.263639	-3.03%	3,907,576
2014	12.286076	12.647421	2.94%	3,604,294
2013	10.041662	12.286076	22.35%	3,491,375
2012	8.901724	10.041662	12.81%	3,503,545
2011	9.484680	8.901724	-6.15%	3,733,901
2010	8.502192	9.484680	11.56%	3,945,906

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.680947	14.269877	12.53%	2,281,372
2018	13.525992	12.680947	-6.25%	2,635,418
2017	12.502409	13.525992	8.19%	2,879,484
2016	11.980164	12.502409	4.36%	3,166,687
2015	12.299802	11.980164	-2.60%	3,254,090
2014	12.003451	12.299802	2.47%	3,333,258
2013	10.960603	12.003451	9.51%	3,464,682
2012	10.117396	10.960603	8.33%	3,787,252
2011	10.304217	10.117396	-1.81%	3,822,480
2010	9.599226	10.304217	7.34%	3,814,862
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.839897	15.326726	10.74%	1,189,935
2018	16.675347	13.839897	-17.00%	1,282,586
2017	13.801637	16.675347	20.82%	1,366,108
2016	13.863729	13.801637	-0.45%	1,664,705
2015	14.653973	13.863729	-5.39%	1,777,378
2014	16.204933	14.653973	-9.57%	1,584,663
2013	13.705877	16.204933	18.23%	1,398,146
2012	11.644056	13.705877	17.71%	1,462,847
2011	13.505359	11.644056	-13.78%	1,536,013
2010	12.899269	13.505359	4.70%	1,531,843
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.270298	13.130783	7.01%	557,232
2018	12.550890	12.270298	-2.24%	715,638
2017	12.236518	12.550890	2.57%	813,974
2016	11.836204	12.236518	3.38%	912,900
2015	12.129348	11.836204	-2.42%	957,894
2014	11.769615	12.129348	3.06%	914,457
2013	12.214926	11.769615	-3.65%	841,494
2012	11.543894	12.214926	5.81%	844,081
2011	11.036643	11.543894	4.60%	834,681
2010	10.498770	11.036643	5.12%	878,651
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.980376	14.005177	7.90%	187,797
2018	13.380348	12.980376	-2.99%	223,102
2017	13.097079	13.380348	2.16%	235,373
2016	12.873267	13.097079	1.74%	271,381
2015	13.143931	12.873267	-2.06%	270,617
2014	12.729470	13.143931	3.26%	288,760
2013	13.200346	12.729470	-3.57%	253,452
2012	12.517681	13.200346	5.45%	298,014
2011	11.989176	12.517681	4.41%	271,960
2010	11.263937	11.989176	6.44%	230,990

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.332009	14.540651	17.91%	17,042
2018	13.947972	12.332009	-11.59%	15,372
2017	12.017600	13.947972	16.06%	6,846
2016	10.958414	12.017600	9.67%	0
2015	11.494043	10.958414	-4.66%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.755146	13.599767	15.69%	24,670
2018	12.954070	11.755146	-9.26%	24,131
2017	11.558638	12.954070	12.07%	0
2016	10.793613	11.558638	7.09%	0
2015	11.160144	10.793613	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	29.727204	35.899720	20.76%	66,465
2018	36.672654	29.727204	-18.94%	79,097
2017	26.375640	36.672654	39.04%	100,932
2016	24.925672	26.375640	5.82%	101,878
2015	30.224686	24.925672	-17.53%	121,820
2014	32.566798	30.224686	-7.19%	137,223
2013	32.938255	32.566798	-1.13%	4,742
2012	28.598918	32.938255	15.17%	5,355
2011	37.529025	28.598918	-23.80%	6,766
2010	32.886343	37.529025	14.12%	5,269
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.404752	12.978249	4.62%	1,286,429
2018	12.607189	12.404752	-1.61%	1,645,164
2017	12.543680	12.607189	0.51%	1,796,911
2016	12.646832	12.543680	-0.82%	2,001,809
2015	12.859938	12.646832	-1.66%	2,210,814
2014	12.491657	12.859938	2.95%	2,193,803
2013	13.224664	12.491657	-5.54%	2,131,646
2012	13.034945	13.224664	1.46%	2,201,379
2011	12.344017	13.034945	5.60%	2,148,193
2010	11.966145	12.344017	3.16%	2,423,011
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.242723	9.261561	0.20%	4,140,814
2018	9.260262	9.242723	-0.19%	4,702,116
2017	9.366180	9.260262	-1.13%	4,815,313
2016	9.512513	9.366180	-1.54%	5,272,605
2015	9.662273	9.512513	-1.55%	6,064,100
2014	9.814396	9.662273	-1.55%	6,119,301
2013	9.968910	9.814396	-1.55%	5,575,231
2012	10.126292	9.968910	-1.55%	5,866,506
2011	10.285273	10.126292	-1.55%	4,988,175
2010	10.447183	10.285273	-1.55%	3,860,154

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.704552	10.190449	17.07%	184,101
2018	10.378693	8.704552	-16.13%	214,219
2017	8.295598	10.378693	25.11%	217,189
2016	8.372784	8.295598	-0.92%	257,330
2015	8.787660	8.372784	-4.72%	282,845
2014	8.990730	8.787660	-2.26%	299,544
2013	7.767974	8.990730	15.74%	276,730
2012	6.847862	7.767974	13.44%	302,055
2011	7.728306	6.847862	-11.39%	324,461
2010	6.946617	7.728306	11.25%	291,568
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.582441	11.434106	19.32%	110,314
2018	11.335512	9.582441	-15.47%	136,523
2017	9.250980	11.335512	22.53%	136,099
2016	9.347340	9.250980	-1.03%	132,101
2015	9.628254	9.347340	-2.92%	140,132
2014	10.424930	9.628254	-7.64%	125,435
2013	8.750429	10.424930	19.14%	128,727
2012	7.519128	8.750429	16.38%	147,902
2011	8.763360	7.519128	-14.20%	185,816
2010	8.288047	8.763360	5.73%	156,538
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	26.530968	32.318522	21.81%	304,682
2018	29.569383	26.530968	-10.28%	304,970
2017	25.359857	29.569383	16.60%	385,764
2016	23.530220	25.359857	7.78%	404,924
2015	24.141659	23.530220	-2.53%	426,422
2014	23.357307	24.141659	3.36%	429,430
2013	18.644716	23.357307	25.28%	515,436
2012	16.340296	18.644716	14.10%	661,818
2011	17.276245	16.340296	-5.42%	650,832
2010	15.308593	17.276245	12.85%	622,577
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.144913	18.333117	13.55%	988,815
2018	17.236395	16.144913	-6.33%	1,149,759
2017	15.753493	17.236395	9.41%	1,303,148
2016	15.052157	15.753493	4.66%	1,323,120
2015	15.315747	15.052157	-1.72%	1,332,194
2014	14.874829	15.315747	2.96%	1,237,190
2013	13.320802	14.874829	11.67%	1,301,013
2012	12.369957	13.320802	7.69%	1,305,738
2011	12.454099	12.369957	-0.68%	1,346,239
2010	11.519523	12.454099	8.11%	1,471,896

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.913496	22.333354	18.08%	2,217,287
2018	20.542159	18.913496	-7.93%	2,622,040
2017	18.173412	20.542159	13.03%	2,737,491
2016	17.132782	18.173412	6.07%	2,780,203
2015	17.495582	17.132782	-2.07%	2,891,116
2014	16.890696	17.495582	3.58%	2,738,573
2013	14.357616	16.890696	17.64%	2,846,637
2012	12.992591	14.357616	10.51%	2,900,026
2011	13.321369	12.992591	-2.47%	2,983,363
2010	12.077950	13.321369	10.29%	2,755,464
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.272900	15.391219	7.84%	2,003,875
2018	14.765120	14.272900	-3.33%	2,113,898
2017	14.190534	14.765120	4.05%	2,284,415
2016	13.823930	14.190534	2.65%	2,467,394
2015	14.004489	13.823930	-1.29%	2,424,145
2014	13.692305	14.004489	2.28%	2,294,751
2013	13.266851	13.692305	3.21%	2,516,057
2012	12.813081	13.266851	3.54%	2,756,596
2011	12.643772	12.813081	1.34%	2,897,438
2010	12.128135	12.643772	4.25%	2,785,375
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.100294	12.348734	11.25%	20,895
2018	11.948195	11.100294	-7.10%	12,061
2017	10.642523	11.948195	12.27%	10,564
2016	10.225951	10.642523	4.07%	10,739
2015	10.734898	10.225951	-4.74%	10,924
2014	10.642548	10.734898	0.87%	11,096
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.396248	12.930415	13.46%	45,564
2018	12.322727	11.396248	-7.52%	43,569
2017	10.700974	12.322727	15.16%	27,704
2016	10.162604	10.700974	5.30%	28,787
2015	10.747688	10.162604	-5.44%	26,276
2014	10.730869	10.747688	0.16%	9,218
2013*	10.000000	10.730869	7.31%	0

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	20.593377	23.871866	15.92%	6,035,250
2018	22.179204	20.593377	-7.15%	7,000,532
2017	19.948658	22.179204	11.18%	8,010,439
2016	18.911052	19.948658	5.49%	8,790,049
2015	19.273306	18.911052	-1.88%	9,551,523
2014	18.612407	19.273306	3.55%	10,083,847
2013	16.210068	18.612407	14.82%	10,571,323
2012	14.859284	16.210068	9.09%	10,548,334
2011	15.098842	14.859284	-1.59%	10,752,055
2010	13.827378	15.098842	9.20%	10,936,273
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	24.076341	28.877151	19.94%	3,819,520
2018	26.505556	24.076341	-9.16%	4,470,839
2017	23.073310	26.505556	14.88%	5,293,773
2016	21.603285	23.073310	6.80%	5,741,387
2015	22.104745	21.603285	-2.27%	6,111,051
2014	21.392336	22.104745	3.33%	6,638,775
2013	17.755746	21.392336	20.48%	6,858,546
2012	15.854346	17.755746	11.99%	6,827,653
2011	16.453346	15.854346	-3.64%	6,976,939
2010	14.811308	16.453346	11.09%	7,422,610
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.443329	19.488428	11.72%	2,077,938
2018	18.406395	17.443329	-5.23%	2,404,600
2017	17.118537	18.406395	7.52%	2,748,863
2016	16.449212	17.118537	4.07%	3,138,674
2015	16.713304	16.449212	-1.58%	3,403,387
2014	16.208260	16.713304	3.12%	3,722,336
2013	14.899704	16.208260	8.78%	3,337,423
2012	14.008562	14.899704	6.36%	3,328,408
2011	13.941083	14.008562	0.48%	3,284,086
2010	13.049164	13.941083	6.84%	3,470,362
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.455860	4.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.756196	7.56%	0

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.650690	22.628272	28.20%	587,117
2018	18.551749	17.650690	-4.86%	673,092
2017	14.508064	18.551749	27.87%	834,928
2016	14.448317	14.508064	0.41%	999,198
2015	14.230439	14.448317	1.53%	1,187,468
2014	13.122740	14.230439	8.44%	1,203,323
2013	9.916584	13.122740	32.33%	1,225,999
2012	8.673194	9.916584	14.34%	1,269,085
2011	9.103739	8.673194	-4.73%	1,459,718
2010	8.015864	9.103739	13.57%	1,532,854
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.078280	12.975557	17.13%	169,495
2018	11.823630	11.078280	-6.30%	180,399
2017	10.216020	11.823630	15.74%	72,718
2016	9.559328	10.216020	6.87%	24,481
2015	9.933045	9.559328	-3.76%	10,078
2014*	10.000000	9.933045	-0.67%	693
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.432688	14.930687	20.09%	7,524
2018	12.963328	12.432688	-4.09%	7,504
2017	10.819380	12.963328	19.82%	3,333
2016	9.986137	10.819380	8.34%	2,409
2015	10.129021	9.986137	-1.41%	20,197
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	28.162334	38.076711	35.20%	784,814
2018	29.055924	28.162334	-3.08%	895,718
2017	23.225276	29.055924	25.10%	1,082,195
2016	22.830927	23.225276	1.73%	1,278,513
2015	22.123474	22.830927	3.20%	1,478,825
2014	20.699441	22.123474	6.88%	1,752,494
2013	15.427304	20.699441	34.17%	1,957,750
2012	13.232976	15.427304	16.58%	2,156,249
2011	13.784817	13.232976	-4.00%	2,326,501
2010	12.902816	13.784817	6.84%	2,586,813
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.552912	29.374987	24.72%	430,461
2018	26.428770	23.552912	-10.88%	501,677
2017	24.754875	26.428770	6.76%	555,692
2016	20.915913	24.754875	18.35%	655,487
2015	22.232778	20.915913	-5.92%	763,379
2014	19.994028	22.232778	11.20%	879,367
2013	15.423673	19.994028	29.63%	1,053,588
2012	13.689520	15.423673	12.67%	1,140,829
2011	13.837289	13.689520	-1.07%	1,234,543
2010	12.421404	13.837289	11.40%	1,354,840

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	38.194749	47.248416	23.70%	114,968
2018	43.784069	38.194749	-12.77%	139,379
2017	38.410523	43.784069	13.99%	157,161
2016	32.433073	38.410523	18.43%	208,923
2015	33.800295	32.433073	-4.05%	213,000
2014	31.376655	33.800295	7.72%	254,102
2013	23.954075	31.376655	30.99%	259,248
2012	20.712894	23.954075	15.65%	273,425
2011	21.587606	20.712894	-4.05%	292,841
2010	17.374715	21.587606	24.25%	279,801
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.504369	16.601035	14.46%	250,742
2018	17.823971	14.504369	-18.62%	281,313
2017	14.774361	17.823971	20.64%	276,697
2016	14.294276	14.774361	3.36%	346,274
2015	15.339351	14.294276	-6.81%	372,305
2014	17.250240	15.339351	-11.08%	352,736
2013	14.474833	17.250240	19.17%	5,616
2012	12.561702	14.474833	15.23%	8,001
2011	15.264684	12.561702	-17.71%	11,128
2010	14.641768	15.264684	4.25%	12,218
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.344470	17.666597	23.16%	230,104
2018	16.519906	14.344470	-13.17%	258,725
2017	14.672069	16.519906	12.59%	282,737
2016	12.841877	14.672069	14.25%	399,005
2015	13.508297	12.841877	-4.93%	411,538
2014	12.446089	13.508297	8.53%	433,711
2013	9.362511	12.446089	32.94%	475,805
2012	8.087528	9.362511	15.76%	529,722
2011	8.747553	8.087528	-7.55%	603,130
2010	7.880723	8.747553	11.00%	630,984
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.189109	22.177358	21.93%	467,397
2018	21.276104	18.189109	-14.51%	560,182
2017	18.983052	21.276104	12.08%	644,138
2016	16.396345	18.983052	15.78%	804,285
2015	17.149372	16.396345	-4.39%	957,816
2014	14.885793	17.149372	15.21%	966,725
2013	11.144104	14.885793	33.58%	933,389
2012	9.729590	11.144104	14.54%	951,741
2011	10.117338	9.729590	-3.83%	1,064,813
2010	8.590080	10.117338	17.78%	1,188,777

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	26.171651	34.881296	33.28%	53,978
2018	28.966064	26.171651	-9.65%	52,104
2017	23.603336	28.966064	22.72%	53,035
2016	22.186131	23.603336	6.39%	57,051
2015	22.416732	22.186131	-1.03%	66,802
2014	22.206047	22.416732	0.95%	75,776
2013	15.668920	22.206047	41.72%	96,989
2012	14.073543	15.668920	11.34%	135,785
2011	14.418846	14.073543	-2.39%	138,443
2010	11.706741	14.418846	23.17%	142,706
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	33.605022	39.267943	16.85%	55,086
2018	41.190423	33.605022	-18.42%	60,996
2017	38.469752	41.190423	7.07%	63,199
2016	31.106130	38.469752	23.67%	72,750
2015	33.716462	31.106130	-7.74%	80,612
2014	32.077198	33.716462	5.11%	94,881
2013	23.268839	32.077198	37.85%	110,128
2012	19.646755	23.268839	18.44%	111,947
2011	21.106459	19.646755	-6.92%	124,053
2010	16.950847	21.106459	24.52%	141,085
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	33.116038	40.868776	23.41%	78,007
2018	38.593479	33.116038	-14.19%	90,037
2017	34.628638	38.593479	11.45%	108,456
2016	28.701828	34.628638	20.65%	123,070
2015	29.716916	28.701828	-3.42%	151,784
2014	30.017921	29.716916	-1.00%	173,131
2013	21.693382	30.017921	38.37%	172,218
2012	19.123780	21.693382	13.44%	225,464
2011	20.620935	19.123780	-7.26%	231,662
2010	16.759011	20.620935	23.04%	230,687
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.090473	21.208048	24.09%	696,537
2018	18.444712	17.090473	-7.34%	832,270
2017	15.827718	18.444712	16.53%	1,006,880
2016	14.600286	15.827718	8.41%	1,247,706
2015	14.892474	14.600286	-1.96%	1,448,833
2014	13.688335	14.892474	8.80%	1,395,634
2013	10.035019	13.688335	36.41%	1,371,458
2012	9.151616	10.035019	9.65%	1,416,345
2011	9.609219	9.151616	-4.76%	1,593,715
2010	7.899216	9.609219	21.65%	1,686,431

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.479819	17.311260	28.42%	266,431
2018	14.272300	13.479819	-5.55%	325,789
2017	13.657356	14.272300	4.50%	394,787
2016	12.942850	13.657356	5.52%	480,062
2015	13.935441	12.942850	-7.12%	585,742
2014	11.006272	13.935441	26.61%	725,506
2013	10.885630	11.006272	1.11%	749,424
2012	9.566744	10.885630	13.79%	932,355
2011	9.155055	9.566744	4.50%	1,011,482
2010	7.162981	9.155055	27.81%	1,054,778
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.837988	20.401203	28.81%	288,504
2018	16.912990	15.837988	-6.36%	340,414
2017	14.170806	16.912990	19.35%	374,934
2016	12.920813	14.170806	9.67%	374,726
2015	13.001653	12.920813	-0.62%	189,969
2014	11.679044	13.001653	11.32%	125,333
2013*	10.000000	11.679044	16.79%	66,909
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.190045	10.442135	2.47%	449,547
2018	10.267149	10.190045	-0.75%	540,745
2017	10.266224	10.267149	0.01%	545,900
2016	10.173900	10.266224	0.91%	572,000
2015	10.369443	10.173900	-1.89%	575,133
2014	10.480927	10.369443	-1.06%	596,625
2013	10.634719	10.480927	-1.45%	593,479
2012	10.434896	10.634719	1.91%	574,244
2011	10.462925	10.434896	-0.27%	543,306
2010	10.376547	10.462925	0.83%	625,771
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.121658	17.372941	23.02%	36,431
2018	16.180749	14.121658	-12.73%	35,471
2017	14.393608	16.180749	12.42%	29,984
2016	12.095210	14.393608	19.00%	29,482
2015	12.916211	12.095210	-6.36%	23,703
2014	12.548417	12.916211	2.93%	16,516
2013*	10.000000	12.548417	25.48%	5,924

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.779686	22.605123	34.72%	531,885
2018	18.337870	16.779686	-8.50%	630,920
2017	14.605797	18.337870	25.55%	810,084
2016	13.988065	14.605797	4.42%	1,005,614
2015	14.257593	13.988065	-1.89%	1,154,636
2014	13.962704	14.257593	2.11%	1,160,146
2013	10.232209	13.962704	36.46%	1,087,671
2012	9.066008	10.232209	12.86%	1,185,916
2011	9.637421	9.066008	-5.93%	1,335,409
2010	7.740305	9.637421	24.51%	1,447,971
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	34.155862	44.548764	30.43%	9,320
2018	37.131942	34.155862	-8.01%	12,286
2017	30.277713	37.131942	22.64%	13,001
2016	29.524392	30.277713	2.55%	13,877
2015	29.693842	29.524392	-0.57%	14,903
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.069254	10.278657	2.08%	748,231
2018	10.125289	10.069254	-0.55%	913,995
2017	10.193410	10.125289	-0.67%	932,600
2016	10.228737	10.193410	-0.35%	1,026,991
2015	10.370720	10.228737	-1.37%	1,147,142
2014	10.470129	10.370720	-0.95%	1,148,287
2013	10.569776	10.470129	-0.94%	1,342,640
2012	10.263924	10.569776	2.98%	1,226,836
2011	10.395049	10.263924	-1.26%	1,218,602
2010	10.028678	10.395049	3.65%	1,295,825
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	27.985845	34.683982	23.93%	38,127
2018	30.155664	27.985845	-7.20%	45,983
2017	25.862685	30.155664	16.60%	48,849
2016	23.910654	25.862685	8.16%	79,499
2015	24.400235	23.910654	-2.01%	94,719
2014	22.453312	24.400235	8.67%	119,934
2013	16.574207	22.453312	35.47%	129,425
2012	15.170157	16.574207	9.26%	103,370
2011	15.898247	15.170157	-4.58%	122,267
2010	13.144222	15.898247	20.95%	115,995
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.675226	11.743997	10.01%	36,278
2018	11.468941	10.675226	-6.92%	47,744
2017	10.274414	11.468941	11.63%	60,825
2016	9.242912	10.274414	11.16%	47,966
2015	10.338337	9.242912	-10.60%	26,664
2014	10.453566	10.338337	-1.10%	54,627
2013	10.606557	10.453566	-1.44%	83,307
2012*	10.000000	10.606557	6.07%	54,868

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.899511	11.174117	12.88%	6,112
2018	10.566087	9.899511	-6.31%	3,623
2017	9.775882	10.566087	8.08%	12,077
2016	8.770513	9.775882	11.46%	11,968
2015	9.124414	8.770513	-3.88%	4,805
2014	9.139699	9.124414	-0.17%	4,942
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.187734	11.776255	5.26%	26,914
2018	11.847452	11.187734	-5.57%	47,503
2017	10.866940	11.847452	9.02%	66,097
2016	10.726126	10.866940	1.31%	72,628
2015	11.737190	10.726126	-8.61%	82,332
2014	11.886205	11.737190	-1.25%	98,366
2013	12.921925	11.886205	-8.02%	108,301
2012	12.473254	12.921925	3.60%	121,221
2011	11.685600	12.473254	6.74%	135,756
2010	10.852457	11.685600	7.68%	149,972
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.051564	11.307185	2.31%	1,220,640
2018	11.199964	11.051564	-1.33%	1,493,951
2017	11.235123	11.199964	-0.31%	1,503,445
2016	11.264522	11.235123	-0.26%	1,635,773
2015	11.418032	11.264522	-1.34%	1,839,040
2014	11.511662	11.418032	-0.81%	1,820,956
2013	11.720122	11.511662	-1.78%	1,789,319
2012	11.257793	11.720122	4.11%	1,916,249
2011	11.320459	11.257793	-0.55%	1,630,863
2010	10.931791	11.320459	3.56%	1,542,648
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.155113	10.267274	1.10%	85,355
2018	10.170728	10.155113	-0.15%	78,996
2017	10.097648	10.170728	0.72%	50,665
2016*	10.000000	10.097648	0.98%	16,472
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.721997	11.426367	6.57%	293,386
2018	10.961333	10.721997	-2.18%	366,861
2017	10.621784	10.961333	3.20%	403,081
2016	10.516847	10.621784	1.00%	388,145
2015	10.646686	10.516847	-1.22%	425,375
2014	10.381645	10.646686	2.55%	448,615
2013	10.766121	10.381645	-3.57%	464,232
2012	9.987223	10.766121	7.80%	476,449
2011*	10.000000	9.987223	-0.13%	179,466

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.130318	13.005670	28.38%	58,625
2018	11.245308	10.130318	-9.92%	64,063
2017*	10.000000	11.245308	12.45%	49,244
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.417125	18.062585	34.62%	35,260
2018	13.312726	13.417125	0.78%	19,847
2017	10.329495	13.312726	28.88%	16,400
2016*	10.000000	10.329495	3.29%	12,339
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.803660	20.704356	23.21%	7,241
2018	21.103472	16.803660	-20.37%	5,726
2017	16.933662	21.103472	24.62%	3,254
2016	17.632115	16.933662	-3.96%	2,304
2015	17.884671	17.632115	-1.41%	386
2014	19.487062	17.884671	-8.22%	497
2013	15.455309	19.487062	26.09%	576
2012	12.877022	15.455309	20.02%	641
2011	15.745956	12.877022	-18.22%	713
2010	14.536275	15.745956	8.32%	1,190
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.211434	43.324079	26.64%	142,199
2018	34.457750	34.211434	-0.71%	177,841
2017	27.491555	34.457750	25.34%	211,366
2016	31.274517	27.491555	-12.10%	282,379
2015	28.244689	31.274517	10.73%	437,589
2014	21.862749	28.244689	29.19%	394,204
2013	14.754064	21.862749	48.18%	374,157
2012	11.440381	14.754064	28.96%	243,677
2011	10.526842	11.440381	8.68%	119,747
2010*	10.000000	10.526842	5.27%	23,014
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.206008	5.717076	9.82%	31,425
2018	7.388487	5.206008	-29.54%	49,154
2017	7.655398	7.388487	-3.49%	74,015
2016	5.421806	7.655398	41.20%	353,145
2015	8.297416	5.421806	-34.66%	47,264
2014	10.449910	8.297416	-20.60%	313,627
2013	9.623642	10.449910	8.59%	222,617
2012*	10.000000	9.623642	-3.76%	67,972

No Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.335977	5.876782	10.14%	22,936
2018	7.557622	5.335977	-29.40%	34,953
2017	7.808870	7.557622	-3.22%	38,621
2016	5.519062	7.808870	41.49%	55,212
2015	8.423515	5.519062	-34.48%	65,508
2014	10.576837	8.423515	-20.36%	133,123
2013	9.719512	10.576837	8.82%	124,489
2012*	10.000000	9.719512	-2.80%	153,347
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.776223	7.76%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	29.168456	35.846396	22.89%	62,828
2018	29.247480	29.168456	-0.27%	64,545
2017	23.603195	29.247480	23.91%	63,625
2016	22.250117	23.603195	6.08%	111,499
2015	23.271260	22.250117	-4.39%	126,732
2014	24.090041	23.271260	-3.40%	174,601
2013	16.287702	24.090041	47.90%	176,105
2012	15.337524	16.287702	6.20%	176,620
2011	16.329136	15.337524	-6.07%	191,354
2010	13.083275	16.329136	24.81%	218,052

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.555973	13.097471	13.34%	0
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	3,044
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	28.131997	34.200596	21.57%	0
2018	30.382493	28.131997	-7.41%	0
2017	26.046688	30.382493	16.65%	0
2016	23.842941	26.046688	9.24%	0
2015	23.901939	23.842941	-0.25%	0
2014	22.237027	23.901939	7.49%	0
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	0
2011	13.965093	14.568916	4.32%	127
2010	12.588102	13.965093	10.94%	9,398
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	35.873489	42.303449	17.92%	0
2018	43.066058	35.873489	-16.70%	0
2017	38.800587	43.066058	10.99%	6,779
2016	31.612211	38.800587	22.74%	9,801
2015	34.083346	31.612211	-7.25%	11,449
2014	31.809470	34.083346	7.15%	17,887
2013	23.498981	31.809470	35.37%	22,841
2012	20.169062	23.498981	16.51%	24,304
2011	22.441763	20.169062	-10.13%	25,866
2010	18.025144	22.441763	24.50%	26,771
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.834632	13.746605	7.11%	0
2018	13.429702	12.834632	-4.43%	0
2017	13.170800	13.429702	1.97%	29,488
2016	12.828321	13.170800	2.67%	43,649
2015	13.373647	12.828321	-4.08%	63,602
2014	13.163643	13.373647	1.60%	101,420
2013	14.624601	13.163643	-9.99%	132,031
2012	13.847781	14.624601	5.61%	176,799
2011	12.599605	13.847781	9.91%	199,633
2010	12.187068	12.599605	3.39%	217,767

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	26.704596	32.501248	21.71%	0
2018	29.260026	26.704596	-8.73%	0
2017	24.729917	29.260026	18.32%	0
2016	22.211786	24.729917	11.34%	0
2015	24.012996	22.211786	-7.50%	0
2014	21.735513	24.012996	10.48%	0
2013	16.311980	21.735513	33.25%	0
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	1,313
2010	12.791734	14.324589	11.98%	5,721
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	25.119687	31.868094	26.87%	0
2018	29.347712	25.119687	-14.41%	4,758
2017	26.768908	29.347712	9.63%	11,105
2016	22.178321	26.768908	20.70%	14,156
2015	22.912332	22.178321	-3.20%	16,834
2014	20.042136	22.912332	14.32%	28,010
2013	15.687623	20.042136	27.76%	38,008
2012	13.724321	15.687623	14.31%	50,774
2011	14.072724	13.724321	-2.48%	55,059
2010	12.026450	14.072724	17.01%	58,430
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.265802	11.596984	12.97%	0
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.759481	10.476434	7.35%	0
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.603125	14.545462	25.36%	0
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	3,579
2016	9.744228	11.122988	14.15%	3,032
2015*	10.000000	9.744228	-2.56%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.189333	17.591165	15.81%	0
2018	16.712206	15.189333	-9.11%	0
2017	14.943288	16.712206	11.84%	27,890
2016	14.636371	14.943288	2.10%	27,899
2015	15.032422	14.636371	-2.63%	29,591
2014	14.994880	15.032422	0.25%	64,668
2013	13.325434	14.994880	12.53%	131,911
2012	12.321456	13.325434	8.15%	145,398
2011	13.000998	12.321456	-5.23%	177,513
2010	12.043434	13.000998	7.95%	168,572
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.071807	13.051169	17.88%	0
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	1,337
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	3,767
2014*	10.000000	10.863731	8.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	39.551782	47.539816	20.20%	0
2018	44.185071	39.551782	-10.49%	0
2017	39.966989	44.185071	10.55%	286
2016	32.320437	39.966989	23.66%	711
2015	33.646506	32.320437	-3.94%	2,306
2014	32.544252	33.646506	3.39%	8,802
2013	23.515604	32.544252	38.39%	21,092
2012	20.658938	23.515604	13.83%	28,018
2011	20.887287	20.658938	-1.09%	37,397
2010	16.878256	20.887287	23.75%	40,864
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	29.569418	37.916697	28.23%	0
2018	31.602510	29.569418	-6.43%	0
2017	26.508097	31.602510	19.22%	22,596
2016	24.184602	26.508097	9.61%	27,003
2015	24.378637	24.184602	-0.80%	33,090
2014	21.915734	24.378637	11.24%	53,563
2013	16.919025	21.915734	29.53%	82,010
2012	14.898131	16.919025	13.56%	78,579
2011	14.906019	14.898131	-0.05%	105,209
2010	13.232351	14.906019	12.65%	154,695

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	25.435300	33.913235	33.33%	0
2018	27.842045	25.435300	-8.64%	0
2017	22.287885	27.842045	24.92%	7,108
2016	21.053590	22.287885	5.86%	8,931
2015	22.003955	21.053590	-4.32%	11,677
2014	20.749127	22.003955	6.05%	25,727
2013	17.460762	20.749127	18.83%	38,125
2012	16.120166	17.460762	8.32%	43,790
2011	15.072767	16.120166	6.95%	41,602
2010	13.321316	15.072767	13.15%	28,781
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	20.952436	25.035357	19.49%	0
2018	26.397589	20.952436	-20.63%	0
2017	21.579891	26.397589	22.32%	0
2016	18.786771	21.579891	14.87%	0
2015	19.596260	18.786771	-4.13%	0
2014	19.665158	19.596260	-0.35%	0
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
2010	10.490067	13.496524	28.66%	2,060
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.613886	11.017516	14.60%	0
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.500849	16.958724	25.61%	0
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	3,227
2016	11.663635	15.037823	28.93%	2,379
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	901
2013*	10.000000	12.205609	22.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.366565	10.917234	5.31%	0
2018	10.550509	10.366565	-1.74%	0
2017	10.370040	10.550509	1.74%	0
2016	9.677776	10.370040	7.15%	0
2015	9.938750	9.677776	-2.63%	0
2014	10.047989	9.938750	-1.09%	8,059
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.042383	10.664302	17.94%	0
2018*	10.000000	9.042383	-9.58%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	13.502225	14.497079	7.37%	0
2018	13.838413	13.502225	-2.43%	0
2017	13.561470	13.838413	2.04%	0
2016	13.318006	13.561470	1.83%	0
2015	13.601205	13.318006	-2.08%	144
2014	13.360071	13.601205	1.80%	2,678
2013	13.483014	13.360071	-0.91%	11,071
2012	12.526479	13.483014	7.64%	13,024
2011	12.487507	12.526479	0.31%	38,573
2010	11.725828	12.487507	6.50%	78,668
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.225458	10.451436	27.06%	0
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.803514	17.990740	13.84%	0
2018	16.785480	15.803514	-5.85%	270
2017	15.130089	16.785480	10.94%	610
2016	14.618643	15.130089	3.50%	25,170
2015	14.943153	14.618643	-2.17%	95,291
2014	14.579871	14.943153	2.49%	121,655
2013	13.096219	14.579871	11.33%	137,635
2012	11.934095	13.096219	9.74%	104,020
2011	12.185958	11.934095	-2.07%	99,062
2010	11.009109	12.185958	10.69%	129,081
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.670513	19.654724	17.90%	0
2018	18.048785	16.670513	-7.64%	416
2017	15.784115	18.048785	14.35%	22,720
2016	15.168034	15.784115	4.06%	69,539
2015	15.493642	15.168034	-2.10%	110,555
2014	15.061455	15.493642	2.87%	157,655
2013	13.243470	15.061455	13.73%	203,246
2012	11.909512	13.243470	11.20%	223,332
2011	12.261133	11.909512	-2.87%	251,303
2010	10.904247	12.261133	12.44%	252,714
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.762426	21.681631	22.06%	0
2018	19.644413	17.762426	-9.58%	711
2017	16.548446	19.644413	18.71%	711
2016	15.817139	16.548446	4.62%	0
2015	16.168132	15.817139	-2.17%	0
2014	15.694928	16.168132	3.02%	363
2013	13.144174	15.694928	19.41%	386
2012	11.603570	13.144174	13.28%	1,885
2011	12.141367	11.603570	-4.43%	3,117
2010	10.652237	12.141367	13.98%	3,301

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.173204	13.638857	22.07%	0
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	33.604848	43.386955	29.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.198707	13.176093	8.01%	0
2018	16.488439	12.198707	-26.02%	256
2017	17.242820	16.488439	-4.38%	8,022
2016	13.131447	17.242820	31.31%	9,325
2015	16.848051	13.131447	-22.06%	10,010
2014	19.637967	16.848051	-14.21%	14,894
2013	16.083805	19.637967	22.10%	30,792
2012	15.615016	16.083805	3.00%	50,690
2011	16.747282	15.615016	-6.76%	71,157
2010	14.290426	16.747282	17.19%	86,537
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.637289	30.799092	25.01%	0
2018	27.391565	24.637289	-10.06%	0
2017	24.722339	27.391565	10.80%	5,958
2016	21.354259	24.722339	15.77%	14,181
2015	22.673548	21.354259	-5.82%	22,501
2014	21.251873	22.673548	6.69%	38,413
2013	16.904240	21.251873	25.72%	64,787
2012	14.684086	16.904240	15.12%	79,383
2011	14.832803	14.684086	-1.00%	133,468
2010	13.123762	14.832803	13.02%	207,954
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.507884	14.677268	27.54%	0
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	1,511
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	32.929446	43.389892	31.77%	0
2018	33.630433	32.929446	-2.08%	0
2017	25.362483	33.630433	32.60%	16,639
2016	25.645772	25.362483	-1.10%	26,127
2015	24.391915	25.645772	5.14%	38,021
2014	22.340738	24.391915	9.18%	23,896
2013	16.702413	22.340738	33.76%	43,227
2012	14.845147	16.702413	12.51%	47,579
2011	15.098585	14.845147	-1.68%	63,467
2010	12.394179	15.098585	21.82%	85,141

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.820065	14.870278	7.60%	0
2018	14.164705	13.820065	-2.43%	0
2017	13.848848	14.164705	2.28%	23,521
2016	13.477057	13.848848	2.76%	33,898
2015	13.820605	13.477057	-2.49%	99,233
2014	13.305010	13.820605	3.88%	221,745
2013	13.813877	13.305010	-3.68%	387,880
2012	13.300838	13.813877	3.86%	447,251
2011	12.634498	13.300838	5.27%	527,143
2010	11.944844	12.634498	5.77%	613,138
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	38.421310	46.543602	21.14%	0
2018	45.841769	38.421310	-16.19%	55
2017	38.667425	45.841769	18.55%	14,057
2016	35.126163	38.667425	10.08%	21,584
2015	36.306858	35.126163	-3.25%	32,048
2014	34.815999	36.306858	4.28%	56,531
2013	26.054250	34.815999	33.63%	74,023
2012	23.124802	26.054250	12.67%	93,047
2011	26.374436	23.124802	-12.32%	129,826
2010	20.857274	26.374436	26.45%	167,163
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.874947	27.430587	25.40%	0
2018	26.187171	21.874947	-16.47%	0
2017	20.482786	26.187171	27.85%	8,164
2016	21.983658	20.482786	-6.83%	13,678
2015	21.639179	21.983658	1.59%	18,104
2014	23.992937	21.639179	-9.81%	0
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
2010	17.547585	19.472396	10.97%	4,509
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.259764	13.615386	20.92%	0
2018	12.239861	11.259764	-8.01%	0
2017	11.992327	12.239861	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	29.748000	39.233609	31.89%	0
2018	36.666020	29.748000	-18.87%	0
2017	31.304688	36.666020	17.13%	0
2016	29.127714	31.304688	7.47%	0
2015	30.592458	29.127714	-4.79%	0
2014	29.203666	30.592458	4.76%	0
2013	22.808749	29.203666	28.04%	559
2012	18.252309	22.808749	24.96%	5,681
2011	20.401827	18.252309	-10.54%	8,424
2010	16.419302	20.401827	24.26%	16,612

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.425654	14.647577	17.88%	0
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	514
2016	11.406598	12.697613	11.32%	472
2015	12.366353	11.406598	-7.76%	3,320
2014	12.225632	12.366353	1.15%	3,423
2013	10.043302	12.225632	21.73%	10,491
2012	8.854528	10.043302	13.43%	4,740
2011	9.143771	8.854528	-3.16%	10,121
2010	8.432430	9.143771	8.44%	11,080
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.491413	17.682518	14.14%	0
2018	16.461281	15.491413	-5.89%	0
2017	15.260483	16.461281	7.87%	1,812
2016	13.607542	15.260483	12.15%	2,167
2015	14.885982	13.607542	-8.59%	22,340
2014	14.467906	14.885982	2.89%	50,901
2013	12.910664	14.467906	12.06%	73,247
2012	11.653327	12.910664	10.79%	87,641
2011	11.572490	11.653327	0.70%	116,319
2010	10.443102	11.572490	10.81%	141,726
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	29.646349	37.680444	27.10%	0
2018	31.758289	29.646349	-6.65%	0
2017	26.783162	31.758289	18.58%	0
2016	23.466621	26.783162	14.13%	0
2015	24.763715	23.466621	-5.24%	0
2014	23.158997	24.763715	6.93%	0
2013	18.156779	23.158997	27.55%	1,226
2012	16.489655	18.156779	10.11%	21,221
2011	15.816861	16.489655	4.25%	62,056
2010	13.330123	15.816861	18.66%	127,181
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	34.671297	43.083753	24.26%	0
2018	40.467260	34.671297	-14.32%	0
2017	37.183505	40.467260	8.83%	18,424
2016	29.039191	37.183505	28.05%	22,115
2015	31.881551	29.039191	-8.92%	26,540
2014	32.232450	31.881551	-1.09%	41,407
2013	24.055596	32.232450	33.99%	66,876
2012	20.660964	24.055596	16.43%	86,956
2011	21.827702	20.660964	-5.35%	117,084
2010	17.308677	21.827702	26.11%	140,889

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.739006	12.135427	24.61%	0
2018	11.761082	9.739006	-17.19%	0
2017	8.516336	11.761082	38.10%	0
2016	7.372831	8.516336	15.51%	0
2015	9.324509	7.372831	-20.93%	5,221
2014*	10.000000	9.324509	-6.75%	5,126
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	19.831205	21.947656	10.67%	0
2018	23.848620	19.831205	-16.85%	0
2017	20.778890	23.848620	14.77%	0
2016	19.712147	20.778890	5.41%	1,027
2015	21.434639	19.712147	-8.04%	5,042
2014	24.524357	21.434639	-12.60%	11,449
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	225
2010	18.609404	19.841210	6.62%	5,260
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.332292	9.363064	0.33%	0
2018	9.309334	9.332292	0.25%	0
2017	9.286254	9.309334	0.25%	22,622
2016	9.172095	9.286254	1.24%	22,428
2015	9.745520	9.172095	-5.88%	37,182
2014	9.730649	9.745520	0.15%	86,378
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.585598	12.754547	10.09%	0
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.495864	9.807373	3.28%	0
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.180208	23.051686	34.18%	0
2018	18.177272	17.180208	-5.49%	0
2017	14.549060	18.177272	24.94%	0
2016	14.500023	14.549060	0.34%	0
2015	14.074725	14.500023	3.02%	0
2014	13.230134	14.074725	6.38%	390
2013	9.622621	13.230134	37.49%	2,310
2012*	10.000000	9.622621	-3.77%	3,344
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.209515	16.244303	22.97%	0
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	619
2014	12.552587	12.860223	2.45%	1,361
2013	9.935147	12.552587	26.35%	2,239
2012*	10.000000	9.935147	-0.65%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	33.522965	43.340292	29.29%	0
2018	39.360444	33.522965	-14.83%	0
2017	29.356440	39.360444	34.08%	461
2016	29.894560	29.356440	-1.80%	542
2015	29.319400	29.894560	1.96%	655
2014	29.210737	29.319400	0.37%	15,914
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	604
2010	19.205285	21.854740	13.80%	15,652
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.833575	10.697106	8.78%	0
2018	10.474962	9.833575	-6.12%	0
2017	10.043911	10.474962	4.29%	0
2016	9.609889	10.043911	4.52%	0
2015	10.020823	9.609889	-4.10%	4,514
2014	9.941266	10.020823	0.80%	4,514
2013	10.145277	9.941266	-2.01%	2,013
2012*	10.000000	10.145277	1.45%	7,570
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.603793	10.827097	25.84%	0
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	26.571899	34.427665	29.56%	0
2018	29.400988	26.571899	-9.62%	0
2017	25.629171	29.400988	14.72%	437
2016	23.412674	25.629171	9.47%	2,806
2015	23.088145	23.412674	1.41%	10,024
2014	21.263917	23.088145	8.58%	65,073
2013	16.449118	21.263917	29.27%	152,195
2012	14.343366	16.449118	14.68%	200,439
2011	14.629515	14.343366	-1.96%	246,924
2010	12.842381	14.629515	13.92%	290,251
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	36.870814	45.739139	24.05%	0
2018	41.909802	36.870814	-12.02%	0
2017	37.407343	41.909802	12.04%	370
2016	32.321260	37.407343	15.74%	1,986
2015	34.996153	32.321260	-7.64%	4,184
2014	31.869053	34.996153	9.81%	5,300
2013	23.042708	31.869053	38.30%	7,608
2012	19.911734	23.042708	15.72%	12,460
2011	20.739342	19.911734	-3.99%	19,828
2010	17.136073	20.739342	21.03%	28,675
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.495907	17.361594	19.77%	0
2018	15.588357	14.495907	-7.01%	0
2017	13.400445	15.588357	16.33%	253
2016	13.983784	13.400445	-4.17%	1,479
2015	15.513267	13.983784	-9.86%	11,441
2014	16.650245	15.513267	-6.83%	19,357
2013	13.529317	16.650245	23.07%	43,192
2012	11.543254	13.529317	17.21%	55,107
2011	12.647958	11.543254	-8.73%	86,108
2010	11.833436	12.647958	6.88%	83,402
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.472334	13.639521	9.36%	0
2018	12.956764	12.472334	-3.74%	0
2017	12.348801	12.956764	4.92%	10,101
2016	10.806205	12.348801	14.28%	6,356
2015	11.751983	10.806205	-8.05%	8,995
2014	11.725794	11.751983	0.22%	17,901
2013	10.789629	11.725794	8.68%	23,551
2012*	10.000000	10.789629	7.90%	38,496

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.155399	21.917253	35.67%	0
2018	16.437569	16.155399	-1.72%	0
2017	13.170218	16.437569	24.81%	0
2016	12.618843	13.170218	4.37%	0
2015	13.617682	12.618843	-7.33%	2,767
2014	12.836009	13.617682	6.09%	5,351
2013	10.044239	12.836009	27.79%	5,505
2012*	10.000000	10.044239	0.44%	8,371
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	26.886816	32.333035	20.26%	0
2018	27.222979	26.886816	-1.23%	0
2017	23.429382	27.222979	16.19%	0
2016	22.834107	23.429382	2.61%	0
2015	23.122276	22.834107	-1.25%	0
2014	21.720749	23.122276	6.45%	0
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	0
2011	16.585253	16.533207	-0.31%	275
2010	15.596971	16.585253	6.34%	5,989
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.685984	10.409984	7.47%	0
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	3,586
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	41.049333	55.250091	34.59%	0
2018	41.036602	41.049333	0.03%	0
2017	32.095490	41.036602	27.86%	4,119
2016	32.010671	32.095490	0.26%	9,469
2015	29.076710	32.010671	10.09%	19,744
2014	27.256491	29.076710	6.68%	25,975
2013	21.173835	27.256491	28.73%	42,527
2012	17.382589	21.173835	21.81%	46,255
2011	18.992013	17.382589	-8.47%	62,098
2010	18.135409	18.992013	4.72%	79,558
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.194144	33.035572	42.43%	0
2018	23.373017	23.194144	-0.77%	0
2017	16.398546	23.373017	42.53%	543
2016	14.644397	16.398546	11.98%	716
2015	14.229062	14.644397	2.92%	3,368
2014	13.230980	14.229062	7.54%	2,500
2013	9.936310	13.230980	33.16%	3,465
2012*	10.000000	9.936310	-0.64%	3,159

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	25.588668	31.887636	24.62%	0
2018	30.661694	25.588668	-16.55%	0
2017	23.832821	30.661694	28.65%	0
2016	25.973819	23.832821	-8.24%	2,231
2015	28.959507	25.973819	-10.31%	8,867
2014	33.499463	28.959507	-13.55%	14,844
2013	29.804798	33.499463	12.40%	20,259
2012	26.776690	29.804798	11.31%	27,115
2011	40.237638	26.776690	-33.45%	0
2010	32.725021	40.237638	22.96%	600
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.661421	10.063943	16.19%	0
2018	10.814437	8.661421	-19.91%	0
2017	8.601727	10.814437	25.72%	0
2016	7.240929	8.601727	18.79%	0
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	1,083
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.894051	10.549151	6.62%	0
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.946496	22.156775	38.94%	0
2018	16.498920	15.946496	-3.35%	0
2017	13.278389	16.498920	24.25%	0
2016	12.408729	13.278389	7.01%	0
2015	12.893589	12.408729	-3.76%	0
2014	14.172082	12.893589	-9.02%	250
2013	10.203835	14.172082	38.89%	7,626
2012*	10.000000	10.203835	2.04%	1,365
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	30.272503	38.557866	27.37%	0
2018	34.339861	30.272503	-11.84%	6,305
2017	29.752621	34.339861	15.42%	9,707
2016	26.587673	29.752621	11.90%	16,752
2015	27.288613	26.587673	-2.57%	34,253
2014	25.177682	27.288613	8.38%	84,793
2013	18.879545	25.177682	33.36%	168,767
2012	16.565938	18.879545	13.97%	212,281
2011	16.922218	16.565938	-2.11%	264,157
2010	15.470701	16.922218	9.38%	292,430
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.832229	8.32%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.441611	21.554354	23.58%	0
2018	19.646427	17.441611	-11.22%	0
2017	15.750743	19.646427	24.73%	10,068
2016	15.421840	15.750743	2.13%	12,622
2015	14.748434	15.421840	4.57%	23,739
2014	14.827911	14.748434	-0.54%	31,049
2013	11.812291	14.827911	25.53%	52,757
2012	10.360352	11.812291	14.01%	29,522
2011	10.724430	10.360352	-3.39%	30,976
2010*	10.000000	10.724430	7.24%	11,116
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.600004	17.297528	37.28%	0
2018	12.739241	12.600004	-1.09%	0
2017	10.110997	12.739241	25.99%	0
2016	9.712753	10.110997	4.10%	0
2015*	10.000000	9.712753	-2.87%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	13.165585	14.322266	8.79%	0
2018	13.510713	13.165585	-2.55%	0
2017	12.972092	13.510713	4.15%	0
2016	12.459017	12.972092	4.12%	0
2015	12.774356	12.459017	-2.47%	0
2014	12.075131	12.774356	5.79%	10,867
2013	12.349362	12.075131	-2.22%	4,602
2012	11.499870	12.349362	7.39%	16,264
2011	11.092882	11.499870	3.67%	26,947
2010	10.555041	11.092882	5.10%	36,109
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	22.773310	25.571211	12.29%	0
2018	24.912534	22.773310	-8.59%	0
2017	23.113758	24.912534	7.78%	0
2016	21.251855	23.113758	8.76%	0
2015	21.865411	21.251855	-2.81%	0
2014	21.607716	21.865411	1.19%	0
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	502
2010	18.306051	19.757979	7.93%	1,062
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.304199	11.700741	25.76%	0
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.427837	21.254228	21.96%	0
2018	19.093066	17.427837	-8.72%	0
2017	16.518590	19.093066	15.59%	3,355
2016	15.130026	16.518590	9.18%	3,561
2015	16.571602	15.130026	-8.70%	3,274
2014	17.204761	16.571602	-3.68%	4,074
2013	13.260459	17.204761	29.74%	7,131
2012	10.995515	13.260459	20.60%	3,840
2011	11.282380	10.995515	-2.54%	7,968
2010*	10.000000	11.282380	12.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.131510	19.162594	18.79%	0
2018	17.263241	16.131510	-6.56%	429
2017	15.158080	17.263241	13.89%	506,714
2016	14.139190	15.158080	7.21%	1,201,352
2015	14.236307	14.139190	-0.68%	1,482,441
2014	13.787099	14.236307	3.26%	2,012,923
2013	11.370678	13.787099	21.25%	2,449,323
2012	9.991547	11.370678	13.80%	2,449,342
2011	10.065308	9.991547	-0.73%	2,590,848
2010	9.136156	10.065308	10.17%	2,760,180
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.177511	11.980625	7.19%	0
2018	11.489405	11.177511	-2.71%	269
2017	11.318136	11.489405	1.51%	98,962
2016	11.210365	11.318136	0.96%	190,744
2015	11.424829	11.210365	-1.88%	303,364
2014	11.065597	11.424829	3.25%	382,826
2013	11.548489	11.065597	-4.18%	451,006
2012	11.187080	11.548489	3.23%	413,654
2011	10.758440	11.187080	3.98%	422,322
2010	10.320671	10.758440	4.24%	492,167
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.839021	23.646581	32.56%	0
2018	20.027113	17.839021	-10.93%	0
2017	15.547460	20.027113	28.81%	20,105
2016	15.778035	15.547460	-1.46%	24,038
2015	15.057525	15.778035	4.79%	39,941
2014	15.034179	15.057525	0.16%	49,392
2013	11.882881	15.034179	26.52%	95,384
2012	9.896797	11.882881	20.07%	130,872
2011	11.095465	9.896797	-10.80%	138,751
2010	10.136054	11.095465	9.47%	146,166

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.853052	25.439013	28.14%	0
2018	20.321420	19.853052	-2.30%	6,232
2017	16.167261	20.321420	25.69%	58,848
2016	15.071677	16.167261	7.27%	64,543
2015	14.399082	15.071677	4.67%	105,837
2014	13.547789	14.399082	6.28%	123,572
2013	10.627978	13.547789	27.47%	192,922
2012	9.204869	10.627978	15.46%	231,817
2011	9.819331	9.204869	-6.26%	258,714
2010	8.447133	9.819331	16.24%	277,735
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.439629	20.318331	23.59%	0
2018	17.090445	16.439629	-3.81%	340
2017	14.251395	17.090445	19.92%	67,530
2016	13.043631	14.251395	9.26%	155,308
2015	13.119893	13.043631	-0.58%	258,329
2014	12.102238	13.119893	8.41%	329,423
2013	9.254218	12.102238	30.78%	405,810
2012	8.038264	9.254218	15.13%	451,439
2011	8.359747	8.038264	-3.85%	500,893
2010	7.659289	8.359747	9.15%	578,631
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.392164	16.526180	7.37%	0
2018	16.027675	15.392164	-3.97%	13,367
2017	15.325481	16.027675	4.58%	29,353
2016	14.341779	15.325481	6.86%	34,282
2015	15.016419	14.341779	-4.49%	46,707
2014	14.697545	15.016419	2.17%	84,496
2013	15.114071	14.697545	-2.76%	98,151
2012	13.691103	15.114071	10.39%	94,444
2011	13.188528	13.691103	3.81%	131,500
2010	12.125890	13.188528	8.76%	157,748
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	27.441603	34.277438	24.91%	0
2018	30.154151	27.441603	-9.00%	0
2017	26.050628	30.154151	15.75%	8,257
2016	22.527552	26.050628	15.64%	10,428
2015	24.501990	22.527552	-8.06%	13,791
2014	22.871470	24.501990	7.13%	37,922
2013	17.187714	22.871470	33.07%	83,039
2012	14.789355	17.187714	16.22%	107,032
2011	15.430371	14.789355	-4.15%	123,781
2010	13.589996	15.430371	13.54%	137,624

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.836933	11.120522	13.05%	0
2018	10.928684	9.836933	-9.99%	0
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.350492	24.093528	12.85%	0
2018	22.381909	21.350492	-4.61%	0
2017	21.316028	22.381909	5.00%	7,034
2016	18.985039	21.316028	12.28%	9,847
2015	19.820365	18.985039	-4.21%	14,243
2014	19.651702	19.820365	0.86%	17,151
2013	18.661589	19.651702	5.31%	0
2012	16.564200	18.661589	12.66%	192
2011	16.222119	16.564200	2.11%	7,082
2010	14.576686	16.222119	11.29%	29,735
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.989232	20.142146	25.97%	0
2018	17.116113	15.989232	-6.58%	0
2017	13.948686	17.116113	22.71%	4,494
2016	12.490403	13.948686	11.68%	6,521
2015	12.853274	12.490403	-2.82%	9,577
2014	12.264459	12.853274	4.80%	9,903
2013	8.687989	12.264459	41.17%	11,492
2012	7.561134	8.687989	14.90%	17,452
2011	8.702060	7.561134	-13.11%	15,818
2010	7.668162	8.702060	13.48%	25,988
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.039993	13.116875	30.65%	0
2018	12.251799	10.039993	-18.05%	0
2017	9.922807	12.251799	23.47%	1,399
2016	10.344520	9.922807	-4.08%	2,441
2015	10.587382	10.344520	-2.29%	16,657
2014	10.912556	10.587382	-2.98%	116,501
2013	9.164052	10.912556	19.08%	261,005
2013	9.164052	10.912556	19.08%	261,005
2012	8.066245	9.164052	13.61%	326,493
2011	9.074632	8.066245	-11.11%	360,600
2010	8.107496	9.074632	11.93%	399,962

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	27.299464	34.641275	26.89%	0
2018	27.837277	27.299464	-1.93%	0
2017	23.537668	27.837277	18.27%	0
2016	21.529231	23.537668	9.33%	10,174
2015	21.746498	21.529231	-1.00%	18,999
2014	19.774667	21.746498	9.97%	68,933
2013	15.372947	19.774667	28.63%	148,048
2012	13.730201	15.372947	11.96%	194,759
2011	13.907484	13.730201	-1.27%	227,131
2010	12.489164	13.907484	11.36%	254,581
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.357885	16.285289	21.92%	0
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	1,566
2015	12.541800	12.118511	-3.38%	1,526
2014	12.203446	12.541800	2.77%	1,519
2013	9.583379	12.203446	27.34%	25,667
2012	8.389357	9.583379	14.23%	36,665
2011	9.110982	8.389357	-7.92%	29,081
2010	8.058507	9.110982	13.06%	32,849
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.790380	14.614590	14.26%	0
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	125,291
2016	12.059987	12.586067	4.36%	222,959
2015	12.393614	12.059987	-2.69%	373,614
2014	12.082298	12.393614	2.58%	472,020
2013	10.714519	12.082298	12.77%	663,329
2012	9.809665	10.714519	9.22%	704,472
2011	10.109875	9.809665	-2.97%	739,177
2010	9.310557	10.109875	8.59%	696,872
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.309223	15.739031	18.26%	0
2018	14.736256	13.309223	-9.68%	8,739
2017	12.937855	14.736256	13.90%	254,150
2016	12.256900	12.937855	5.56%	547,661
2015	12.630362	12.256900	-2.96%	695,645
2014	12.266075	12.630362	2.97%	839,733
2013	10.286396	12.266075	19.25%	736,542
2012	9.203721	10.286396	11.76%	752,729
2011	9.691973	9.203721	-5.04%	787,628
2010	8.768188	9.691973	10.54%	824,834

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.759587	12.799675	8.84%	0
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	101,553
2016	11.407105	11.736944	2.89%	210,369
2015	11.684228	11.407105	-2.37%	329,067
2014	11.496666	11.684228	1.63%	373,418
2013	11.140023	11.496666	3.20%	484,551
2012	10.537207	11.140023	5.72%	653,466
2011	10.564529	10.537207	-0.26%	578,187
2010	10.057746	10.564529	5.04%	752,180
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.956475	12.268436	11.97%	0
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.243936	12.763112	13.51%	0
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.104112	15.226353	16.20%	0
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	319,199
2016	12.186954	12.794196	4.98%	603,814
2015	12.524925	12.186954	-2.70%	924,378
2014	12.178483	12.524925	2.84%	1,194,314
2013	10.511275	12.178483	15.86%	1,290,031
2012	9.511460	10.511275	10.51%	1,369,769
2011	9.901666	9.511460	-3.94%	1,465,971
2010	9.039810	9.901666	9.53%	1,692,000

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.307786	15.997883	20.21%	0
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	43,105
2015	12.562036	12.168475	-3.13%	337,068
2014	12.215547	12.562036	2.84%	645,390
2013	9.994167	12.215547	22.23%	735,557
2012	8.868653	9.994167	12.69%	795,451
2011	9.459031	8.868653	-6.24%	849,913
2010	8.487804	9.459031	11.44%	894,204
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.544254	14.101717	12.42%	0
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	105,663
2016	11.887203	12.392838	4.25%	170,961
2015	12.216771	11.887203	-2.70%	322,841
2014	11.934538	12.216771	2.36%	494,099
2013	10.908749	11.934538	9.40%	666,914
2012	10.079800	10.908749	8.22%	771,092
2011	10.276328	10.079800	-1.91%	784,069
2010	9.582985	10.276328	7.24%	835,652
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.704553	15.161423	10.63%	0
2018	16.529178	13.704553	-17.09%	6,526
2017	13.694518	16.529178	20.70%	21,471
2016	13.770088	13.694518	-0.55%	29,417
2015	14.569816	13.770088	-5.49%	44,337
2014	16.128251	14.569816	-9.66%	113,424
2013	13.654891	16.128251	18.11%	210,091
2012	11.612565	13.654891	17.59%	265,133
2011	13.482517	11.612565	-13.87%	299,862
2010	12.890526	13.482517	4.59%	275,235
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.138008	12.976027	6.90%	0
2018	12.428266	12.138008	-2.34%	0
2017	12.129254	12.428266	2.47%	517
2016	11.744339	12.129254	3.28%	1,152
2015	12.047456	11.744339	-2.52%	15,425
2014	11.702042	12.047456	2.95%	64,598
2013	12.157146	11.702042	-3.74%	111,980
2012	11.500995	12.157146	5.71%	140,120
2011	11.006772	11.500995	4.49%	149,647
2010	10.481000	11.006772	5.02%	173,490

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.840435	13.840127	7.79%	0
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	1,407
2016	12.773369	12.982269	1.64%	4,111
2015	13.055192	12.773369	-2.16%	7,272
2014	12.656385	13.055192	3.15%	10,899
2013	13.137892	12.656385	-3.67%	16,667
2012	12.471155	13.137892	5.35%	40,461
2011	11.956729	12.471155	4.30%	43,519
2010	11.244874	11.956729	6.33%	39,199
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.261195	14.442460	17.79%	0
2018	13.882068	12.261195	-11.68%	0
2017	11.972935	13.882068	15.95%	0
2016	10.928744	11.972935	9.55%	0
2015	11.474591	10.928744	-4.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.687629	13.507933	15.57%	0
2018	12.892832	11.687629	-9.35%	0
2017	11.515639	12.892832	11.96%	0
2016	10.764360	11.515639	6.98%	0
2015	11.141224	10.764360	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	29.251414	35.289258	20.64%	0
2018	36.122641	29.251414	-19.02%	76
2017	26.006358	36.122641	38.90%	14,300
2016	24.601602	26.006358	5.71%	16,946
2015	29.862097	24.601602	-17.62%	17,374
2014	32.208857	29.862097	-7.29%	23,164
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	14
2010	32.657388	37.229942	14.00%	1,144
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.206255	12.757607	4.52%	0
2018	12.418127	12.206255	-1.71%	0
2017	12.368097	12.418127	0.40%	12,627
2016	12.482446	12.368097	-0.92%	32,541
2015	12.705689	12.482446	-1.76%	77,705
2014	12.354370	12.705689	2.84%	180,106
2013	13.092624	12.354370	-5.64%	293,546
2012	12.917941	13.092624	1.35%	347,598
2011	12.245623	12.917941	5.49%	391,725
2010	11.882832	12.245623	3.05%	496,429

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.094430	9.103709	0.10%	0
2018	9.121003	9.094430	-0.29%	11,423
2017	9.234687	9.121003	-1.23%	54,290
2016	9.388472	9.234687	-1.64%	109,457
2015	9.545978	9.388472	-1.65%	127,502
2014	9.706126	9.545978	-1.65%	226,737
2013	9.868965	9.706126	-1.65%	332,537
2012	10.034988	9.868965	-1.65%	487,381
2011	10.202869	10.034988	-1.65%	727,414
2010	10.374022	10.202869	-1.65%	544,779
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.610692	10.070337	16.95%	0
2018	10.277293	8.610692	-16.22%	0
2017	8.222863	10.277293	24.98%	3,640
2016	8.307785	8.222863	-1.02%	5,132
2015	8.728301	8.307785	-4.82%	12,345
2014	8.939087	8.728301	-2.36%	12,769
2013	7.731207	8.939087	15.62%	14,537
2012	6.822389	7.731207	13.32%	32,484
2011	7.707380	6.822389	-11.48%	50,338
2010	6.934844	7.707380	11.14%	50,218
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.459854	11.276370	19.20%	0
2018	11.201954	9.459854	-15.55%	0
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	2,330
2015	9.543806	9.255949	-3.02%	6,456
2014	10.344002	9.543806	-7.74%	7,187
2013	8.691317	10.344002	19.02%	12,962
2012	7.475938	8.691317	16.26%	12,536
2011	8.721870	7.475938	-14.29%	14,408
2010	8.257188	8.721870	5.63%	10,049
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	26.106345	31.768985	21.69%	0
2018	29.125902	26.106345	-10.37%	0
2017	25.004822	29.125902	16.48%	0
2016	23.224311	25.004822	7.67%	0
2015	23.852035	23.224311	-2.63%	0
2014	23.100556	23.852035	3.25%	2,085
2013	18.458503	23.100556	25.15%	3,888
2012	16.193584	18.458503	13.99%	25,557
2011	17.138514	16.193584	-5.51%	60,627
2010	15.201973	17.138514	12.74%	64,714

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.987067	18.135447	13.44%	0
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	32,729
2016	14.950504	15.631263	4.55%	48,528
2015	15.227773	14.950504	-1.82%	167,388
2014	14.804424	15.227773	2.86%	306,341
2013	13.271239	14.804424	11.55%	321,771
2012	12.336491	13.271239	7.58%	278,334
2011	12.433015	12.336491	-0.78%	175,651
2010	11.511714	12.433015	8.00%	179,150
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.728646	22.092620	17.96%	0
2018	20.362201	18.728646	-8.02%	6,333
2017	18.032452	20.362201	12.92%	174,953
2016	17.017118	18.032452	5.97%	261,442
2015	17.395140	17.017118	-2.17%	338,766
2014	16.810804	17.395140	3.48%	371,946
2013	14.304216	16.810804	17.52%	363,999
2012	12.957463	14.304216	10.39%	359,493
2011	13.298836	12.957463	-2.57%	393,587
2010	12.069770	13.298836	10.18%	380,578
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.044462	15.129501	7.73%	0
2018	14.543673	14.044462	-3.43%	523
2017	13.991871	14.543673	3.94%	23,498
2016	13.644204	13.991871	2.55%	106,352
2015	13.836473	13.644204	-1.39%	126,224
2014	13.541776	13.836473	2.18%	168,498
2013	13.134348	13.541776	3.10%	256,896
2012	12.698037	13.134348	3.44%	390,431
2011	12.542960	12.698037	1.24%	473,498
2010	12.043663	12.542960	4.15%	496,151
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.330796	12.843101	13.35%	0
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	20.263831	23.465989	15.80%	0
2018	21.846601	20.263831	-7.24%	0
2017	19.669423	21.846601	11.07%	56,891
2016	18.665241	19.669423	5.38%	190,780
2015	19.042127	18.665241	-1.98%	375,830
2014	18.407859	19.042127	3.45%	538,310
2013	16.048214	18.407859	14.70%	777,873
2012	14.725918	16.048214	8.98%	1,075,025
2011	14.978498	14.725918	-1.69%	1,232,951
2010	13.731095	14.978498	9.08%	1,461,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	23.691041	28.386166	19.82%	0
2018	26.108061	23.691041	-9.26%	0
2017	22.750329	26.108061	14.76%	0
2016	21.322478	22.750329	6.70%	155,719
2015	21.839610	21.322478	-2.37%	395,532
2014	21.157248	21.839610	3.23%	536,226
2013	17.578460	21.157248	20.36%	758,035
2012	15.712035	17.578460	11.88%	888,445
2011	16.322204	15.712035	-3.74%	1,161,869
2010	14.708180	16.322204	10.97%	1,253,105
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.164136	19.157026	11.61%	0
2018	18.130322	17.164136	-5.33%	166
2017	16.878866	18.130322	7.41%	24,684
2016	16.235366	16.878866	3.96%	80,912
2015	16.512796	16.235366	-1.68%	194,981
2014	16.030088	16.512796	3.01%	386,463
2013	14.750895	16.030088	8.67%	278,165
2012	13.882794	14.750895	6.25%	416,874
2011	13.829933	13.882794	0.38%	438,953
2010	12.958277	13.829933	6.73%	522,515
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.448759	4.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.748882	7.49%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.460371	22.361547	28.07%	0
2018	18.370489	17.460371	-4.95%	0
2017	14.380861	18.370489	27.74%	200
2016	14.336160	14.380861	0.31%	312
2015	14.134326	14.336160	1.43%	9,367
2014	13.047356	14.134326	8.33%	57,715
2013	9.869637	13.047356	32.20%	151,424
2012	8.640935	9.869637	14.22%	186,975
2011	9.079086	8.640935	-4.83%	231,800
2010	8.002281	9.079086	13.46%	293,835
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.028120	12.903690	17.01%	0
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	39,374
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.376380	14.847975	19.97%	0
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.887056	37.666250	35.07%	0
2018	28.801336	27.887056	-3.17%	0
2017	23.045089	28.801336	24.98%	1,155
2016	22.676774	23.045089	1.62%	4,125
2015	21.996440	22.676774	3.09%	20,224
2014	20.601502	21.996440	6.77%	75,718
2013	15.369911	20.601502	34.04%	148,593
2012	13.197181	15.369911	16.46%	224,600
2011	13.761488	13.197181	-4.10%	329,249
2010	12.894070	13.761488	6.73%	469,366
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.322735	29.058373	24.59%	0
2018	26.197263	23.322735	-10.97%	0
2017	24.562893	26.197263	6.65%	12,671
2016	20.774734	24.562893	18.23%	17,688
2015	22.105173	20.774734	-6.02%	45,685
2014	19.899468	22.105173	11.08%	54,655
2013	15.366307	19.899468	29.50%	84,604
2012	13.652497	15.366307	12.55%	119,158
2011	13.813869	13.652497	-1.17%	174,812
2010	12.412989	13.813869	11.29%	234,435

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	37.583496	46.445050	23.58%	0
2018	43.127455	37.583496	-12.85%	0
2017	37.872839	43.127455	13.87%	746
2016	32.011469	37.872839	18.31%	963
2015	33.394841	32.011469	-4.14%	3,862
2014	31.031799	33.394841	7.61%	9,502
2013	23.714870	31.031799	30.85%	23,205
2012	20.526948	23.714870	15.53%	24,371
2011	21.415526	20.526948	-4.15%	38,345
2010	17.253715	21.415526	24.12%	47,206
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.275195	16.322139	14.34%	0
2018	17.560296	14.275195	-18.71%	0
2017	14.570542	17.560296	20.52%	5,887
2016	14.111383	14.570542	3.25%	14,215
2015	15.158501	14.111383	-6.91%	24,265
2014	17.064210	15.158501	-11.17%	33,750
2013	14.333291	17.064210	19.05%	0
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
2010	14.542878	15.146220	4.15%	1,168
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.189783	17.458328	23.03%	0
2018	16.358487	14.189783	-13.26%	0
2017	14.543434	16.358487	12.48%	296
2016	12.742183	14.543434	14.14%	328
2015	13.417060	12.742183	-5.03%	464
2014	12.374602	13.417060	8.42%	13,921
2013	9.318191	12.374602	32.80%	49,186
2012	8.057449	9.318191	15.65%	53,022
2011	8.723860	8.057449	-7.64%	64,306
2010	7.867363	8.723860	10.89%	94,162
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.993015	21.916001	21.80%	0
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	1,036
2015	17.033591	16.269097	-4.49%	11,883
2014	14.800321	17.033591	15.09%	61,249
2013	11.091371	14.800321	33.44%	138,252
2012	9.693418	11.091371	14.42%	188,232
2011	10.089948	9.693418	-3.93%	213,478
2010	8.575528	10.089948	17.66%	233,567

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.752750	34.288127	33.14%	0
2018	28.531605	25.752750	-9.74%	0
2017	23.272870	28.531605	22.60%	0
2016	21.897684	23.272870	6.28%	1,819
2015	22.147784	21.897684	-1.13%	2,776
2014	21.961929	22.147784	0.85%	4,467
2013	15.512400	21.961929	41.58%	11,005
2012	13.947162	15.512400	11.22%	6,694
2011	14.303860	13.947162	-2.49%	11,578
2010	11.625185	14.303860	23.04%	19,546
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	33.067221	38.600278	16.73%	0
2018	40.572715	33.067221	-18.50%	0
2017	37.931250	40.572715	6.96%	384
2016	30.701789	37.931250	23.55%	603
2015	33.312036	30.701789	-7.84%	3,127
2014	31.724661	33.312036	5.00%	5,184
2013	23.036487	31.724661	37.71%	9,695
2012	19.470383	23.036487	18.32%	23,666
2011	20.938218	19.470383	-7.01%	22,966
2010	16.832803	20.938218	24.39%	32,981
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	32.586063	40.173890	23.29%	0
2018	38.014717	32.586063	-14.28%	0
2017	34.143917	38.014717	11.34%	0
2016	28.328748	34.143917	20.53%	260
2015	29.360475	28.328748	-3.51%	4,000
2014	29.688039	29.360475	-1.10%	15,016
2013	21.476771	29.688039	38.23%	21,949
2012	18.952108	21.476771	13.32%	32,436
2011	20.456564	18.952108	-7.35%	43,095
2010	16.642299	20.456564	22.92%	59,450
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.906180	20.958061	23.97%	0
2018	18.264476	16.906180	-7.44%	0
2017	15.688931	18.264476	16.42%	4,574
2016	14.486934	15.688931	8.30%	13,798
2015	14.791884	14.486934	-2.06%	30,099
2014	13.609689	14.791884	8.69%	96,753
2013	9.987496	13.609689	36.27%	224,377
2012	9.117565	9.987496	9.54%	274,458
2011	9.583187	9.117565	-4.86%	331,445
2010	7.885821	9.583187	21.52%	339,568

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.334451	17.107187	28.29%	0
2018	14.132825	13.334451	-5.65%	0
2017	13.537596	14.132825	4.40%	3,738
2016	12.842357	13.537596	5.41%	3,685
2015	13.841305	12.842357	-7.22%	4,793
2014	10.943023	13.841305	26.49%	9,557
2013	10.834078	10.943023	1.01%	38,150
2012	9.531130	10.834078	13.67%	55,799
2011	9.130237	9.531130	4.39%	84,425
2010	7.150814	9.130237	27.68%	153,302
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.747039	20.263455	28.68%	0
2018	16.833064	15.747039	-6.45%	0
2017	14.118129	16.833064	19.23%	1,902
2016	12.885837	14.118129	9.56%	3,151
2015	12.979641	12.885837	-0.72%	1,953
2014	11.671121	12.979641	11.21%	7,214
2013*	10.000000	11.671121	16.71%	11,865
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.080203	10.319089	2.37%	0
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	10,018
2015	10.299452	10.094967	-1.99%	10,180
2014	10.420778	10.299452	-1.16%	30,646
2013	10.584447	10.420778	-1.55%	32,211
2012	10.396146	10.584447	1.81%	40,052
2011	10.434627	10.396146	-0.37%	51,079
2010	10.358995	10.434627	0.73%	96,359
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.040535	17.255591	22.90%	0
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	350
2014	12.539903	12.894319	2.83%	371
2013*	10.000000	12.539903	25.40%	1,085

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.598711	22.338609	34.58%	0
2018	18.158652	16.598711	-8.59%	0
2017	14.477710	18.158652	25.42%	477
2016	13.879452	14.477710	4.31%	3,469
2015	14.161282	13.879452	-1.99%	35,466
2014	13.882497	14.161282	2.01%	91,188
2013	10.183767	13.882497	36.32%	172,284
2012	9.032284	10.183767	12.75%	224,286
2011	9.611325	9.032284	-6.02%	276,572
2010	7.727184	9.611325	24.38%	312,790
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	33.604992	43.785761	30.30%	0
2018	36.570459	33.604992	-8.11%	0
2017	29.850086	36.570459	22.51%	0
2016	29.136915	29.850086	2.45%	0
2015	29.333944	29.136915	-0.67%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.908064	10.103852	1.98%	0
2018	9.973393	9.908064	-0.66%	0
2017	10.050684	9.973393	-0.77%	12,940
2016	10.095733	10.050684	-0.45%	19,574
2015	10.246272	10.095733	-1.47%	52,564
2014	10.355016	10.246272	-1.05%	102,235
2013	10.464186	10.355016	-1.04%	174,547
2012	10.171757	10.464186	2.87%	242,178
2011	10.312153	10.171757	-1.36%	278,444
2010	9.958833	10.312153	3.55%	330,836
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	27.543766	34.101433	23.81%	0
2018	29.709691	27.543766	-7.29%	0
2017	25.506016	29.709691	16.48%	0
2016	23.604808	25.506016	8.05%	0
2015	24.112615	23.604808	-2.11%	0
2014	22.211196	24.112615	8.56%	4,617
2013	16.412134	22.211196	35.33%	7,388
2012	15.037116	16.412134	9.14%	29,325
2011	15.774822	15.037116	-4.68%	35,879
2010	13.055428	15.774822	20.83%	42,056
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.603120	11.652826	9.90%	0
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	2,134
2014	10.435877	10.310360	-1.20%	2,369
2013	10.599374	10.435877	-1.54%	2,369
2012*	10.000000	10.599374	5.99%	2,134

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.842622	11.098612	12.76%	0
2018	10.516109	9.842622	-6.40%	0
2017	9.739502	10.516109	7.97%	0
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.078319	11.649234	5.15%	0
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	9,575
2016	10.653665	10.782586	1.21%	9,585
2015	11.669747	10.653665	-8.71%	13,628
2014	11.829924	11.669747	-1.35%	16,278
2013	12.873813	11.829924	-8.11%	22,314
2012	12.439490	12.873813	3.49%	21,861
2011	11.665801	12.439490	6.63%	28,172
2010	10.845085	11.665801	7.57%	24,393
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.943509	11.185251	2.21%	0
2018	11.101800	10.943509	-1.43%	6,643
2017	11.147944	11.101800	-0.41%	43,942
2016	11.188458	11.147944	-0.36%	55,382
2015	11.352455	11.188458	-1.44%	72,480
2014	11.457181	11.352455	-0.91%	150,576
2013	11.676512	11.457181	-1.88%	227,153
2012	11.227334	11.676512	4.00%	221,369
2011	11.301282	11.227334	-0.65%	250,213
2010	10.924366	11.301282	3.45%	237,074
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.127575	10.229030	1.00%	0
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.638761	11.326152	6.46%	0
2018	10.887371	10.638761	-2.28%	0
2017	10.560804	10.887371	3.09%	12,349
2016	10.467077	10.560804	0.90%	12,819
2015	10.607078	10.467077	-1.32%	14,039
2014	10.353544	10.607078	2.45%	41,437
2013	10.747901	10.353544	-3.67%	79,514
2012	9.980493	10.747901	7.69%	119,622
2011*	10.000000	9.980493	-0.20%	24,853

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.113155	12.970444	28.25%	0
2018	11.237735	10.113155	-10.01%	0
2017*	10.000000	11.237735	12.38%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.383615	17.999168	34.49%	0
2018	13.293064	13.383615	0.68%	0
2017	10.324687	13.293064	28.75%	0
2016*	10.000000	10.324687	3.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.538144	20.356498	23.09%	0
2018	20.791280	16.538144	-20.46%	0
2017	16.700067	20.791280	24.50%	0
2016	17.406524	16.700067	-4.06%	0
2015	17.673804	17.406524	-1.51%	0
2014	19.276899	17.673804	-8.32%	0
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
2010	14.438062	15.623695	8.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.911659	42.900842	26.51%	0
2018	34.190769	33.911659	-0.82%	0
2017	27.306204	34.190769	25.21%	373
2016	31.095173	27.306204	-12.19%	1,015
2015	28.111261	31.095173	10.61%	8,970
2014	21.781571	28.111261	29.06%	22,186
2013	14.714212	21.781571	48.03%	27,427
2012	11.421095	14.714212	28.83%	19,162
2011	10.519755	11.421095	8.57%	20,966
2010*	10.000000	10.519755	5.20%	3,491
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.170813	5.672673	9.71%	0
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	446
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	4,211
2013	9.617126	10.432226	8.48%	4,093
2012*	10.000000	9.617126	-3.83%	4,223

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.299886	5.831096	10.02%	0
2018	7.514193	5.299886	-29.47%	0
2017	7.771868	7.514193	-3.32%	2,593
2016	5.498482	7.771868	41.35%	2,593
2015	8.400659	5.498482	-34.55%	6,684
2014	10.558892	8.400659	-20.44%	7,127
2013	9.712890	10.558892	8.71%	24,020
2012*	10.000000	9.712890	-2.87%	31,152
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.768910	7.69%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.752697	35.299549	22.77%	0
2018	28.860100	28.752697	-0.37%	1,426
2017	23.314175	28.860100	23.79%	10,222
2016	21.999965	23.314175	5.97%	10,787
2015	23.033032	21.999965	-4.49%	10,618
2014	23.867690	23.033032	-3.50%	13,134
2013	16.153750	23.867690	47.75%	16,332
2012	15.226889	16.153750	6.09%	11,329
2011	16.227809	15.226889	-6.17%	21,818
2010	13.015289	16.227809	24.68%	22,782

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.477850	12.995693	13.22%	0
2018	12.609964	11.477850	-8.98%	0
2017	11.225990	12.609964	12.33%	568
2016	11.053331	11.225990	1.56%	720
2015	11.398410	11.053331	-3.03%	852
2014	11.133083	11.398410	2.38%	3,429
2013	10.123337	11.133083	9.97%	4,643
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	27.681366	33.618544	21.45%	11,850
2018	29.926415	27.681366	-7.50%	12,255
2017	25.681728	29.926415	16.53%	12,969
2016	23.532724	25.681728	9.13%	13,187
2015	23.614969	23.532724	-0.35%	13,463
2014	21.992417	23.614969	7.38%	14,198
2013	16.630891	21.992417	32.24%	15,363
2012	14.438026	16.630891	15.19%	18,517
2011	13.853680	14.438026	4.22%	19,749
2010	12.500366	13.853680	10.83%	21,465
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	35.298671	41.583290	17.80%	34,577
2018	42.419393	35.298671	-16.79%	35,149
2017	38.256744	42.419393	10.88%	38,162
2016	31.200744	38.256744	22.61%	44,338
2015	33.673966	31.200744	-7.34%	57,048
2014	31.459395	33.673966	7.04%	60,600
2013	23.263995	31.459395	35.23%	84,733
2012	19.987746	23.263995	16.39%	74,817
2011	22.262631	19.987746	-10.22%	77,076
2010	17.899440	22.262631	24.38%	89,510
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.627447	13.510968	7.00%	364,492
2018	13.226427	12.627447	-4.53%	405,756
2017	12.984597	13.226427	1.86%	490,412
2016	12.659799	12.984597	2.57%	491,447
2015	13.211386	12.659799	-4.18%	465,032
2014	13.017171	13.211386	1.49%	509,974
2013	14.476590	13.017171	-10.08%	613,497
2012	13.721610	14.476590	5.50%	720,133
2011	12.497477	13.721610	9.80%	746,810
2010	12.100594	12.497477	3.28%	705,599

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	26.276737	31.948003	21.58%	2,966
2018	28.820710	26.276737	-8.83%	3,013
2017	24.383315	28.820710	18.20%	2,890
2016	21.922692	24.383315	11.22%	2,944
2015	23.724581	21.922692	-7.60%	8,607
2014	21.496310	23.724581	10.37%	8,921
2013	16.148867	21.496310	33.11%	10,967
2012	14.360944	16.148867	12.45%	9,696
2011	14.210230	14.360944	1.06%	4,465
2010	12.702518	14.210230	11.87%	5,153
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.772924	31.396233	26.74%	105,358
2018	28.972226	24.772924	-14.49%	116,831
2017	26.453221	28.972226	9.52%	130,947
2016	21.939001	26.453221	20.58%	169,122
2015	22.688162	21.939001	-3.30%	187,232
2014	19.866235	22.688162	14.20%	213,271
2013	15.565748	19.866235	27.63%	188,132
2012	13.631589	15.565748	14.19%	203,954
2011	13.991845	13.631589	-2.57%	275,084
2010	11.969492	13.991845	16.90%	311,506
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.227560	11.542041	12.85%	41,293
2018	10.720397	10.227560	-4.60%	5,636
2017	10.189546	10.720397	5.21%	13,485
2016	9.192196	10.189546	10.85%	4,208
2015*	10.000000	9.192196	-8.08%	214
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.723128	10.426801	7.24%	43,646
2018	9.969194	9.723128	-2.47%	33,133
2017	9.831075	9.969194	1.40%	63,125
2016	9.765557	9.831075	0.67%	19,395
2015*	10.000000	9.765557	-2.34%	17,455
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.559932	14.476580	25.23%	22,793
2018	12.709605	11.559932	-9.05%	19,992
2017	11.104182	12.709605	14.46%	15,793
2016	9.737612	11.104182	14.03%	12,249
2015*	10.000000	9.737612	-2.62%	7,034

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.040663	17.401283	15.69%	61,478
2018	16.565571	15.040663	-9.21%	82,002
2017	14.827213	16.565571	11.72%	137,086
2016	14.537422	14.827213	1.99%	184,754
2015	14.945997	14.537422	-2.73%	290,437
2014	14.923860	14.945997	0.15%	250,691
2013	13.275810	14.923860	12.41%	226,662
2012	12.288096	13.275810	8.04%	215,771
2011	12.978965	12.288096	-5.32%	261,756
2010	12.035254	12.978965	7.84%	243,037
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.019331	12.976111	17.76%	29,356
2018	13.303536	11.019331	-17.17%	30,428
2017	11.769594	13.303536	13.03%	32,040
2016	10.397956	11.769594	13.19%	41,264
2015	10.856344	10.397956	-4.22%	24,126
2014*	10.000000	10.856344	8.56%	15,938
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	38.918182	46.730696	20.07%	78,401
2018	43.521784	38.918182	-10.58%	97,857
2017	39.406965	43.521784	10.44%	107,065
2016	31.899888	39.406965	23.53%	147,671
2015	33.242517	31.899888	-4.04%	134,717
2014	32.186213	33.242517	3.28%	153,441
2013	23.280544	32.186213	38.25%	167,934
2012	20.473298	23.280544	13.71%	180,601
2011	20.720623	20.473298	-1.19%	218,270
2010	16.760592	20.720623	23.63%	213,675
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	29.095751	37.271401	28.10%	100,982
2018	31.128111	29.095751	-6.53%	119,909
2017	26.136670	31.128111	19.10%	137,702
2016	23.869921	26.136670	9.50%	158,489
2015	24.085928	23.869921	-0.90%	204,539
2014	21.674639	24.085928	11.12%	214,905
2013	16.749922	21.674639	29.40%	211,269
2012	14.764267	16.749922	13.45%	218,819
2011	14.787085	14.764267	-0.15%	248,510
2010	13.140125	14.787085	12.53%	270,515

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	25.027866	33.336085	33.20%	74,412
2018	27.424124	25.027866	-8.74%	80,221
2017	21.975600	27.424124	24.79%	95,424
2016	20.779660	21.975600	5.76%	109,233
2015	21.739768	20.779660	-4.42%	122,323
2014	20.520863	21.739768	5.94%	138,160
2013	17.286242	20.520863	18.71%	162,239
2012	15.975323	17.286242	8.21%	231,341
2011	14.952491	15.975323	6.84%	266,274
2010	13.228460	14.952491	13.03%	130,576
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	20.616715	24.609170	19.37%	14
2018	26.001246	20.616715	-20.71%	493
2017	21.277433	26.001246	22.20%	513
2016	18.542259	21.277433	14.75%	513
2015	19.360898	18.542259	-4.23%	9,174
2014	19.448752	19.360898	-0.45%	9,801
2013	13.355199	19.448752	45.63%	11,460
2012	11.305454	13.355199	18.13%	11,919
2011	13.388778	11.305454	-15.56%	866
2010	10.416903	13.388778	28.53%	1,401
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.597586	10.987660	14.48%	0
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.423198	16.844046	25.48%	18,760
2018	16.451231	13.423198	-18.41%	21,494
2017	14.981834	16.451231	9.81%	70,001
2016	11.632000	14.981834	28.80%	60,509
2015	12.657171	11.632000	-8.10%	73,446
2014	12.197325	12.657171	3.77%	24,965
2013*	10.000000	12.197325	21.97%	3,219
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.306919	10.843385	5.20%	9,851
2018	10.500539	10.306919	-1.84%	11,550
2017	10.331401	10.500539	1.64%	24,190
2016	9.651508	10.331401	7.04%	27,068
2015	9.921864	9.651508	-2.72%	26,940
2014	10.041128	9.921864	-1.19%	17,621
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.038948	10.649416	17.82%	1,393
2018*	10.000000	9.038948	-9.61%	1,393

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	13.285945	14.250356	7.26%	71,729
2018	13.630688	13.285945	-2.53%	83,014
2017	13.371465	13.630688	1.94%	101,452
2016	13.144729	13.371465	1.72%	127,530
2015	13.437907	13.144729	-2.18%	133,862
2014	13.213100	13.437907	1.70%	150,375
2013	13.348274	13.213100	-1.01%	160,673
2012	12.413950	13.348274	7.53%	173,212
2011	12.387889	12.413950	0.21%	218,083
2010	11.644119	12.387889	6.39%	239,343
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.219846	10.433682	26.93%	0
2018*	10.000000	8.219846	-17.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.585374	17.724374	13.72%	285,505
2018	16.570740	15.585374	-5.95%	301,670
2017	14.951678	16.570740	10.83%	344,193
2016	14.460919	14.951678	3.39%	386,980
2015	14.796984	14.460919	-2.27%	405,984
2014	14.451944	14.796984	2.39%	456,751
2013	12.994518	14.451944	11.22%	485,347
2012	11.853500	12.994518	9.63%	504,363
2011	12.115952	11.853500	-2.17%	531,516
2010	10.956998	12.115952	10.58%	501,432
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.440400	19.363718	17.78%	536,121
2018	17.817867	16.440400	-7.73%	592,360
2017	15.597977	17.817867	14.23%	690,457
2016	15.004361	15.597977	3.96%	745,951
2015	15.342047	15.004361	-2.20%	727,597
2014	14.929274	15.342047	2.76%	735,851
2013	13.140604	14.929274	13.61%	780,533
2012	11.829064	13.140604	11.09%	847,330
2011	12.190669	11.829064	-2.97%	924,237
2010	10.852605	12.190669	12.33%	910,926
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.517235	21.360629	21.94%	24,776
2018	19.393080	17.517235	-9.67%	25,684
2017	16.353289	19.393080	18.59%	26,116
2016	15.646468	16.353289	4.52%	37,849
2015	16.009966	15.646468	-2.27%	70,941
2014	15.557219	16.009966	2.91%	53,683
2013	13.042099	15.557219	19.28%	61,811
2012	11.525200	13.042099	13.16%	62,490
2011	12.071604	11.525200	-4.53%	78,759
2010	10.601792	12.071604	13.86%	73,750

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.142978	13.588125	21.94%	193,139
2018	11.869726	11.142978	-6.12%	96,819
2017	10.403804	11.869726	14.09%	6,789
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	33.066512	42.648517	28.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.030208	12.980884	7.90%	109,139
2018	16.277352	12.030208	-26.09%	120,387
2017	17.039350	16.277352	-4.47%	145,178
2016	12.989684	17.039350	31.18%	198,220
2015	16.683154	12.989684	-22.14%	166,777
2014	19.465593	16.683154	-14.29%	206,201
2013	15.958849	19.465593	21.97%	184,124
2012	15.509505	15.958849	2.90%	220,123
2011	16.651031	15.509505	-6.86%	261,650
2010	14.222735	16.651031	17.07%	287,909
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.242577	30.274853	24.88%	174,667
2018	26.980327	24.242577	-10.15%	199,791
2017	24.375886	26.980327	10.68%	216,360
2016	21.076366	24.375886	15.66%	249,748
2015	22.401267	21.076366	-5.91%	282,149
2014	21.018038	22.401267	6.58%	311,502
2013	16.735236	21.018038	25.59%	362,633
2012	14.552109	16.735236	15.00%	392,209
2011	14.714425	14.552109	-1.10%	415,351
2010	13.032263	14.714425	12.91%	446,083
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.476735	14.622664	27.41%	2,433
2018	12.864962	11.476735	-10.79%	2,974
2017	11.228216	12.864962	14.58%	2,261
2016*	10.000000	11.228216	12.28%	21,838
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	32.401875	42.651329	31.63%	106,930
2018	33.125525	32.401875	-2.18%	103,363
2017	25.007038	33.125525	32.46%	116,403
2016	25.312028	25.007038	-1.20%	136,672
2015	24.098990	25.312028	5.03%	165,408
2014	22.094915	24.098990	9.07%	187,923
2013	16.535427	22.094915	33.62%	135,386
2012	14.711717	16.535427	12.40%	145,884
2011	14.978073	14.711717	-1.78%	259,775
2010	12.307758	14.978073	21.70%	187,911

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.598682	14.617201	7.49%	1,093,808
2018	13.952057	13.598682	-2.53%	1,312,476
2017	13.654784	13.952057	2.18%	1,429,996
2016	13.301694	13.654784	2.65%	1,578,838
2015	13.654647	13.301694	-2.58%	1,698,542
2014	13.158621	13.654647	3.77%	1,889,663
2013	13.675795	13.158621	-3.78%	2,011,030
2012	13.181320	13.675795	3.75%	2,150,589
2011	12.533669	13.181320	5.17%	2,116,080
2010	11.861582	12.533669	5.67%	2,296,868
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	37.805757	45.751358	21.02%	150,234
2018	45.153552	37.805757	-16.27%	164,537
2017	38.125550	45.153552	18.43%	183,104
2016	34.669062	38.125550	9.97%	219,383
2015	35.870883	34.669062	-3.35%	239,080
2014	34.432944	35.870883	4.18%	259,898
2013	25.793803	34.432944	33.49%	307,315
2012	22.916990	25.793803	12.55%	359,946
2011	26.163996	22.916990	-12.41%	421,176
2010	20.711886	26.163996	26.32%	530,002
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.524452	26.963647	25.27%	100,697
2018	25.793978	21.524452	-16.55%	112,670
2017	20.195707	25.793978	27.72%	123,982
2016	21.697549	20.195707	-6.92%	143,195
2015	21.379298	21.697549	1.49%	141,603
2014	23.728933	21.379298	-9.90%	612
2013	18.554195	23.728933	27.89%	617
2012	15.688360	18.554195	18.27%	625
2011	19.317013	15.688360	-18.78%	838
2010	17.425249	19.317013	10.86%	864
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.195059	13.523388	20.80%	2,280
2018	12.181991	11.195059	-8.10%	3,923
2017	11.947729	12.181991	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	29.271372	38.565773	31.75%	1,345
2018	36.115510	29.271372	-18.95%	1,557
2017	30.865947	36.115510	17.01%	2,284
2016	28.748640	30.865947	7.36%	2,716
2015	30.225071	28.748640	-4.88%	8,855
2014	28.882321	30.225071	4.65%	9,009
2013	22.580709	28.882321	27.91%	12,081
2012	18.088260	22.580709	24.84%	19,725
2011	20.239014	18.088260	-10.63%	14,401
2010	16.304818	20.239014	24.13%	15,344

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.291558	14.474772	17.76%	37,036
2018	13.847916	12.291558	-11.24%	85,415
2017	12.586187	13.847916	10.02%	150,480
2016	11.317969	12.586187	11.21%	103,593
2015	12.282750	11.317969	-7.85%	153,767
2014	12.155342	12.282750	1.05%	139,717
2013	9.995709	12.155342	21.61%	153,454
2012	8.821565	9.995709	13.31%	111,911
2011	9.118982	8.821565	-3.26%	119,247
2010	8.418116	9.118982	8.33%	111,773
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.293054	17.438367	14.03%	249,700
2018	16.267133	15.293054	-5.99%	281,103
2017	15.095803	16.267133	7.76%	329,688
2016	13.474340	15.095803	12.03%	380,355
2015	14.755268	13.474340	-8.68%	449,719
2014	14.355460	14.755268	2.79%	578,576
2013	12.823360	14.355460	11.95%	570,634
2012	11.586341	12.823360	10.68%	632,574
2011	11.517649	11.586341	0.60%	712,157
2010	10.404178	11.517649	10.70%	814,785
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	29.171345	37.039026	26.97%	49,537
2018	31.281441	29.171345	-6.75%	57,979
2017	26.407776	31.281441	18.46%	63,401
2016	23.161204	26.407776	14.02%	68,169
2015	24.466302	23.161204	-5.33%	74,268
2014	22.904150	24.466302	6.82%	90,008
2013	17.975242	22.904150	27.42%	108,533
2012	16.341438	17.975242	10.00%	140,749
2011	15.690609	16.341438	4.15%	129,783
2010	13.237176	15.690609	18.53%	157,748
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	34.115883	42.350492	24.14%	147,018
2018	39.859784	34.115883	-14.41%	165,348
2017	36.662493	39.859784	8.72%	189,173
2016	28.661334	36.662493	27.92%	233,552
2015	31.498756	28.661334	-9.01%	267,822
2014	31.877872	31.498756	-1.19%	296,984
2013	23.815169	31.877872	33.86%	328,359
2012	20.475326	23.815169	16.31%	424,434
2011	21.653562	20.475326	-5.44%	483,235
2010	17.188036	21.653562	25.98%	505,301

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.692817	12.065601	24.48%	62,465
2018	11.717292	9.692817	-17.28%	73,664
2017	8.493234	11.717292	37.96%	79,523
2016	7.360283	8.493234	15.39%	99,709
2015	9.318140	7.360283	-21.01%	111,394
2014*	10.000000	9.318140	-6.82%	123,788
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	19.513519	21.574101	10.56%	196,339
2018	23.490615	19.513519	-16.93%	204,149
2017	20.487734	23.490615	14.66%	212,204
2016	19.455662	20.487734	5.30%	241,076
2015	21.177287	19.455662	-8.13%	240,910
2014	24.254593	21.177287	-12.69%	236,179
2013	20.075043	24.254593	20.82%	893
2012	17.282333	20.075043	16.16%	1,503
2011	19.682940	17.282333	-12.20%	2,153
2010	18.479732	19.682940	6.51%	2,701
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.278618	9.299748	0.23%	112,565
2018	9.265261	9.278618	0.14%	128,302
2017	9.251671	9.265261	0.15%	169,841
2016	9.147207	9.251671	1.14%	192,592
2015	9.728973	9.147207	-5.98%	239,274
2014	9.724029	9.728973	0.05%	274,973
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.507317	12.655488	9.98%	10
2018	12.244333	11.507317	-6.02%	30
2017	11.017255	12.244333	11.14%	30
2016	10.746793	11.017255	2.52%	30
2015	11.613836	10.746793	-7.47%	30
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	569
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.441271	9.741083	3.18%	12,364
2018	10.124128	9.441271	-6.74%	18,441
2017	9.938737	10.124128	1.87%	19,719
2016	10.164440	9.938737	-2.22%	18,811
2015	10.157686	10.164440	0.07%	18,895
2014	9.878324	10.157686	2.83%	2,502
2013*	10.000000	9.878324	-1.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.063893	22.872345	34.04%	4,154
2018	18.072700	17.063893	-5.58%	5,301
2017	14.480036	18.072700	24.81%	11,768
2016	14.445873	14.480036	0.24%	4,831
2015	14.036442	14.445873	2.92%	6,281
2014	13.207581	14.036442	6.28%	8,216
2013	9.615981	13.207581	37.35%	7,833
2012*	10.000000	9.615981	-3.84%	8,726
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.120208	16.118090	22.85%	3,441
2018	15.107729	13.120208	-13.16%	3,741
2017	13.410910	15.107729	12.65%	5,584
2016	12.061506	13.410910	11.19%	5,975
2015	12.825380	12.061506	-5.96%	5,813
2014	12.531340	12.825380	2.35%	5,473
2013	9.928417	12.531340	26.22%	1,389
2012*	10.000000	9.928417	-0.72%	1,196
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.985881	42.602580	29.15%	36,621
2018	38.769523	32.985881	-14.92%	40,539
2017	28.945022	38.769523	33.94%	46,722
2016	29.505521	28.945022	-1.90%	72,386
2015	28.967317	29.505521	1.86%	86,461
2014	28.889338	28.967317	0.27%	81,437
2013	23.154137	28.889338	24.77%	3,927
2012	19.485172	23.154137	18.83%	4,081
2011	21.680358	19.485172	-10.13%	4,625
2010	19.071417	21.680358	13.68%	5,028
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.771956	10.619266	8.67%	20,206
2018	10.419978	9.771956	-6.22%	39,817
2017	10.001326	10.419978	4.19%	44,871
2016	9.578845	10.001326	4.41%	50,771
2015	9.998625	9.578845	-4.20%	57,207
2014	9.929325	9.998625	0.70%	69,986
2013	10.143415	9.929325	-2.11%	71,788
2012*	10.000000	10.143415	1.43%	84,612
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.563019	10.764832	25.71%	63,827
2018	10.834904	8.563019	-20.97%	55,872
2017	8.721003	10.834904	24.24%	47,405
2016	9.123662	8.721003	-4.41%	38,457
2015	9.006445	9.123662	1.30%	30,886
2014*	10.000000	9.006445	-9.94%	20,634

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	26.146207	33.841692	29.43%	446,286
2018	28.959603	26.146207	-9.71%	516,154
2017	25.270018	28.959603	14.60%	594,759
2016	23.108011	25.270018	9.36%	709,414
2015	22.810911	23.108011	1.30%	789,272
2014	21.029962	22.810911	8.47%	900,477
2013	16.284679	21.029962	29.14%	1,004,971
2012	14.214463	16.284679	14.56%	1,156,315
2011	14.512770	14.214463	-2.06%	1,314,144
2010	12.752848	14.512770	13.80%	1,357,536
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	36.280130	44.960639	23.93%	46,610
2018	41.280631	36.280130	-12.11%	51,819
2017	36.883159	41.280631	11.92%	55,176
2016	31.900693	36.883159	15.62%	65,149
2015	34.575949	31.900693	-7.74%	70,893
2014	31.518440	34.575949	9.70%	92,574
2013	22.812364	31.518440	38.16%	75,654
2012	19.732795	22.812364	15.61%	77,298
2011	20.573839	19.732795	-4.09%	83,547
2010	17.016614	20.573839	20.90%	93,648
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.354042	17.174212	19.65%	43,091
2018	15.451603	14.354042	-7.10%	53,277
2017	13.296360	15.451603	16.21%	57,913
2016	13.889249	13.296360	-4.27%	71,960
2015	15.424075	13.889249	-9.95%	127,822
2014	16.571392	15.424075	-6.92%	162,661
2013	13.478931	16.571392	22.94%	164,067
2012	11.512000	13.478931	17.09%	137,434
2011	12.626540	11.512000	-8.83%	201,557
2010	11.825400	12.626540	6.77%	205,696
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.388067	13.533594	9.25%	44,081
2018	12.882390	12.388067	-3.84%	48,181
2017	12.290364	12.882390	4.82%	55,716
2016	10.765970	12.290364	14.16%	79,025
2015	11.720147	10.765970	-8.14%	82,838
2014	11.705933	11.720147	0.12%	112,299
2013	10.782323	11.705933	8.57%	205,709
2012*	10.000000	10.782323	7.82%	119,502

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.046202	21.746995	35.53%	45,759
2018	16.343191	16.046202	-1.82%	43,355
2017	13.107873	16.343191	24.68%	43,915
2016	12.571862	13.107873	4.26%	45,111
2015	13.580801	12.571862	-7.43%	55,592
2014	12.814288	13.580801	5.98%	56,338
2013	10.037435	12.814288	27.66%	53,823
2012*	10.000000	10.037435	0.37%	14,431
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	26.456141	31.782783	20.13%	11,604
2018	26.814348	26.456141	-1.34%	12,820
2017	23.101107	26.814348	16.07%	14,764
2016	22.537022	23.101107	2.50%	17,017
2015	22.844673	22.537022	-1.35%	45,187
2014	21.481798	22.844673	6.34%	45,513
2013	18.250267	21.481798	17.71%	45,351
2012	16.384652	18.250267	11.39%	48,825
2011	16.452918	16.384652	-0.41%	19,166
2010	15.488254	16.452918	6.23%	17,945
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.649897	10.360648	7.37%	92,666
2018	9.950738	9.649897	-3.02%	121,468
2017	9.798941	9.950738	1.55%	107,445
2016	9.756238	9.798941	0.44%	108,987
2015*	10.000000	9.756238	-2.44%	66,250
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	40.391748	54.309763	34.46%	120,783
2018	40.420567	40.391748	-0.07%	140,066
2017	31.645736	40.420567	27.73%	148,182
2016	31.594142	31.645736	0.16%	185,408
2015	28.727558	31.594142	9.98%	222,224
2014	26.956617	28.727558	6.57%	214,377
2013	20.962185	26.956617	28.60%	272,802
2012	17.226388	20.962185	21.69%	311,869
2011	18.840477	17.226388	-8.57%	307,317
2010	18.009002	18.840477	4.62%	337,268
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.037227	32.778730	42.29%	57,697
2018	23.238659	23.037227	-0.87%	55,514
2017	16.320797	23.238659	42.39%	58,066
2016	14.589746	16.320797	11.86%	75,361
2015	14.190371	14.589746	2.81%	18,545
2014	13.208445	14.190371	7.43%	26,998
2013	9.929462	13.208445	33.02%	24,972
2012*	10.000000	9.929462	-0.71%	24,606

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	25.178632	31.344766	24.49%	28,333
2018	30.201271	25.178632	-16.63%	39,552
2017	23.498756	30.201271	28.52%	43,140
2016	25.635747	23.498756	-8.34%	57,570
2015	28.611695	25.635747	-10.40%	68,237
2014	33.130857	28.611695	-13.64%	73,620
2013	29.506835	33.130857	12.28%	82,969
2012	26.536056	29.506835	11.20%	105,608
2011	39.916616	26.536056	-33.52%	1,180
2010	32.496924	39.916616	22.83%	816
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.611608	9.995883	16.07%	36,970
2018	10.763266	8.611608	-19.99%	53,666
2017	8.569707	10.763266	25.60%	43,019
2016	7.221288	8.569707	18.67%	48,839
2015	9.193954	7.221288	-21.46%	3,954
2014	9.812785	9.193954	-6.31%	40,958
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.867284	10.509924	6.51%	71,816
2018	10.148188	9.867284	-2.77%	86,487
2017	9.944211	10.148188	2.05%	47,823
2016*	10.000000	9.944211	-0.56%	26,709
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.838692	21.984629	38.80%	23,766
2018	16.404179	15.838692	-3.45%	22,999
2017	13.215531	16.404179	24.13%	11,082
2016	12.362520	13.215531	6.90%	10,179
2015	12.858653	12.362520	-3.86%	20,949
2014	14.148077	12.858653	-9.11%	19,374
2013	10.196918	14.148077	38.75%	75,222
2012*	10.000000	10.196918	1.97%	3,860
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.787494	37.901545	27.24%	509,111
2018	33.824310	29.787494	-11.93%	591,927
2017	29.335665	33.824310	15.30%	684,630
2016	26.241671	29.335665	11.79%	851,045
2015	26.960908	26.241671	-2.67%	894,014
2014	24.900646	26.960908	8.27%	995,537
2013	18.690785	24.900646	33.22%	1,117,468
2012	16.417040	18.690785	13.85%	1,296,832
2011	16.787166	16.417040	-2.20%	1,472,668
2010	15.362835	16.787166	9.27%	1,526,613
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.824862	8.25%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.288585	21.343535	23.45%	158,323
2018	19.494003	17.288585	-11.31%	173,404
2017	15.644395	19.494003	24.61%	224,114
2016	15.333259	15.644395	2.03%	251,415
2015	14.678641	15.333259	4.46%	244,132
2014	14.772760	14.678641	-0.64%	185,447
2013	11.780323	14.772760	25.40%	150,178
2012	10.342861	11.780323	13.90%	102,582
2011	10.717202	10.342861	-3.49%	79,583
2010*	10.000000	10.717202	7.17%	42,727
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.551869	17.213934	37.14%	23,740
2018	12.703567	12.551869	-1.19%	22,329
2017	10.092905	12.703567	25.87%	26,134
2016	9.705202	10.092905	3.99%	55,614
2015*	10.000000	9.705202	-2.95%	39,285
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	12.957456	14.081527	8.68%	91,138
2018	13.310739	12.957456	-2.65%	87,129
2017	12.793045	13.310739	4.05%	89,893
2016	12.299519	12.793045	4.01%	92,268
2015	12.623666	12.299519	-2.57%	108,425
2014	11.944821	12.623666	5.68%	124,043
2013	12.228538	11.944821	-2.32%	123,784
2012	11.398966	12.228538	7.28%	121,202
2011	11.006698	11.398966	3.56%	121,739
2010	10.483703	11.006698	4.99%	135,266
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	22.405716	25.132884	12.17%	7
2018	24.535497	22.405716	-8.68%	7
2017	22.787047	24.535497	7.67%	9
2016	20.972725	22.787047	8.65%	12
2015	21.600197	20.972725	-2.90%	1,582
2014	21.367349	21.600197	1.09%	1,584
2013	23.835104	21.367349	-10.35%	1,587
2012	20.581468	23.835104	15.81%	1,590
2011	19.597902	20.581468	5.02%	1,593
2010	18.176215	19.597902	7.82%	2,105
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.269537	11.645306	25.63%	9,958
2018	10.243756	9.269537	-9.51%	11,564
2017	9.263630	10.243756	10.58%	29,765
2016	8.200726	9.263630	12.96%	59,500
2015*	10.000000	8.200726	-17.99%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.283678	21.056976	21.83%	12,473
2018	18.954527	17.283678	-8.82%	12,273
2017	16.415371	18.954527	15.47%	15,624
2016	15.050741	16.415371	9.07%	19,761
2015	16.501542	15.050741	-8.79%	27,456
2014	17.149472	16.501542	-3.78%	30,743
2013	13.231297	17.149472	29.61%	52,825
2012	10.982532	13.231297	20.48%	38,227
2011	11.280501	10.982532	-2.64%	97,043
2010*	10.000000	11.280501	12.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.924989	18.898041	18.67%	7,954,093
2018	17.059679	15.924989	-6.65%	8,909,888
2017	14.994535	17.059679	13.77%	9,564,057
2016	14.000824	14.994535	7.10%	10,377,740
2015	14.111333	14.000824	-0.78%	10,855,863
2014	13.679983	14.111333	3.15%	11,512,413
2013	11.293817	13.679983	21.13%	12,387,454
2012	9.934130	11.293817	13.69%	12,423,510
2011	10.017612	9.934130	-0.83%	12,981,035
2010	9.102112	10.017612	10.06%	13,837,677
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.034410	11.815215	7.08%	2,824,766
2018	11.353917	11.034410	-2.81%	3,302,883
2017	11.196015	11.353917	1.41%	3,396,445
2016	11.100673	11.196015	0.86%	3,332,983
2015	11.324564	11.100673	-1.98%	3,540,139
2014	10.979648	11.324564	3.14%	3,736,064
2013	11.470453	10.979648	-4.28%	4,160,289
2012	11.122824	11.470453	3.13%	3,349,476
2011	10.707494	11.122824	3.88%	3,153,767
2010	10.282254	10.707494	4.14%	3,559,335
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.610611	23.320079	32.42%	194,411
2018	19.790944	17.610611	-11.02%	240,144
2017	15.379692	19.790944	28.68%	274,684
2016	15.623617	15.379692	-1.56%	324,236
2015	14.925333	15.623617	4.68%	360,312
2014	14.917365	14.925333	0.05%	378,401
2013	11.802543	14.917365	26.39%	445,207
2012	9.839907	11.802543	19.95%	496,373
2011	11.042898	9.839907	-10.89%	574,075
2010	10.098290	11.042898	9.35%	740,758

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.598859	25.087775	28.01%	301,172
2018	20.081770	19.598859	-2.40%	349,249
2017	15.992791	20.081770	25.57%	448,077
2016	14.924156	15.992791	7.16%	509,551
2015	14.272660	14.924156	4.56%	597,700
2014	13.442503	14.272660	6.18%	638,378
2013	10.556109	13.442503	27.34%	852,524
2012	9.151941	10.556109	15.34%	996,577
2011	9.772798	9.151941	-6.35%	1,251,742
2010	8.415640	9.772798	16.13%	1,514,859
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.245630	20.058144	23.47%	2,201,644
2018	16.906057	16.245630	-3.91%	2,545,989
2017	14.111928	16.906057	19.80%	2,800,761
2016	12.929086	14.111928	9.15%	3,227,966
2015	13.017917	12.929086	-0.68%	3,492,165
2014	12.020395	13.017917	8.30%	3,720,939
2013	9.200983	12.020395	30.64%	4,292,607
2012	8.000182	9.200983	15.01%	4,173,792
2011	8.328583	8.000182	-3.94%	4,236,168
2010	7.638486	8.328583	9.03%	4,559,572
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.145576	16.244900	7.26%	234,856
2018	15.787057	15.145576	-4.06%	274,649
2017	15.110733	15.787057	4.48%	296,209
2016	14.155154	15.110733	6.75%	319,101
2015	14.836111	14.155154	-4.59%	411,521
2014	14.535835	14.836111	2.07%	449,394
2013	14.962997	14.535835	-2.85%	412,558
2012	13.568081	14.962997	10.28%	359,966
2011	13.083288	13.568081	3.71%	349,543
2010	12.041376	13.083288	8.65%	358,326
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	27.001980	33.694028	24.78%	186,927
2018	29.701451	27.001980	-9.09%	205,952
2017	25.685564	29.701451	15.63%	238,025
2016	22.234394	25.685564	15.52%	279,422
2015	24.207767	22.234394	-8.15%	333,149
2014	22.619836	24.207767	7.02%	348,061
2013	17.015902	22.619836	32.93%	377,882
2012	14.656457	17.015902	16.10%	434,121
2011	15.307241	14.656457	-4.25%	551,939
2010	13.495264	15.307241	13.43%	583,893

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.802299	11.070105	12.93%	0
2018	10.901347	9.802299	-10.08%	0
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.063921	10.539005	4.72%	3,864
2018*	10.000000	10.063921	0.64%	3,866
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.008517	23.683530	12.73%	50,214
2018	22.045955	21.008517	-4.71%	53,148
2017	21.017384	22.045955	4.89%	58,269
2016	18.738048	21.017384	12.16%	62,778
2015	19.582429	18.738048	-4.31%	124,708
2014	19.435544	19.582429	0.76%	174,813
2013	18.475098	19.435544	5.20%	3,010
2012	16.415411	18.475098	12.55%	8,212
2011	16.092715	16.415411	2.01%	9,542
2010	14.475127	16.092715	11.17%	12,770
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.816642	19.904483	25.85%	23,345
2018	16.948707	15.816642	-6.68%	27,946
2017	13.826270	16.948707	22.58%	33,275
2016	12.393340	13.826270	11.56%	36,611
2015	12.766378	12.393340	-2.92%	30,891
2014	12.193947	12.766378	4.69%	31,705
2013	8.646821	12.193947	41.02%	45,877
2012	7.532982	8.646821	14.79%	35,040
2011	8.678463	7.532982	-13.20%	32,708
2010	7.655149	8.678463	13.37%	111,958
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.931581	12.962051	30.51%	822,012
2018	12.131922	9.931581	-18.14%	952,717
2017	9.835683	12.131922	23.35%	1,040,602
2016	10.264111	9.835683	-4.17%	1,200,647
2015	10.515782	10.264111	-2.39%	1,296,887
2014	10.849797	10.515782	-3.08%	1,394,034
2013	9.120622	10.849797	18.96%	1,467,206
2013	9.120622	10.849797	18.96%	1,467,206
2012	8.036198	9.120622	13.49%	1,640,173
2011	9.050027	8.036198	-11.20%	1,889,312
2010	8.093736	9.050027	11.82%	1,753,261

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.862113	34.051650	26.76%	360,887
2018	27.419352	26.862113	-2.03%	428,775
2017	23.207811	27.419352	18.15%	520,924
2016	21.249049	23.207811	9.22%	609,159
2015	21.485335	21.249049	-1.10%	686,159
2014	19.557070	21.485335	9.86%	786,849
2013	15.219252	19.557070	28.50%	876,245
2012	13.606781	15.219252	11.85%	1,012,130
2011	13.796466	13.606781	-1.37%	1,151,612
2010	12.402068	13.796466	11.24%	1,156,477
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.213674	16.093102	21.79%	44,320
2018	15.069736	13.213674	-12.32%	44,491
2017	12.802587	15.069736	17.71%	44,943
2016	12.024315	12.802587	6.47%	35,827
2015	12.456988	12.024315	-3.47%	46,356
2014	12.133258	12.456988	2.67%	46,356
2013	9.537949	12.133258	27.21%	121,520
2012	8.358114	9.537949	14.12%	122,129
2011	9.086283	8.358114	-8.01%	133,493
2010	8.044836	9.086283	12.95%	102,660
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.652317	14.442149	14.15%	2,041,617
2018	13.735159	12.652317	-7.88%	2,291,101
2017	12.475606	13.735159	10.10%	2,667,047
2016	11.966272	12.475606	4.26%	2,903,142
2015	12.309826	11.966272	-2.79%	3,257,994
2014	12.012839	12.309826	2.47%	3,473,111
2013	10.663756	12.012839	12.65%	4,070,401
2012	9.773150	10.663756	9.11%	3,316,519
2011	10.082476	9.773150	-3.07%	3,078,637
2010	9.294787	10.082476	8.47%	3,040,685
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.165588	15.553345	18.14%	3,490,287
2018	14.592140	13.165588	-9.78%	3,935,066
2017	12.824306	14.592140	13.79%	4,419,035
2016	12.161653	12.824306	5.45%	4,711,975
2015	12.544967	12.161653	-3.06%	4,828,779
2014	12.195542	12.544967	2.87%	5,101,367
2013	10.237652	12.195542	19.12%	5,253,222
2012	9.169449	10.237652	11.65%	5,195,037
2011	9.665696	9.169449	-5.13%	5,357,550
2010	8.753321	9.665696	10.42%	5,487,876

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.632636	12.648620	8.73%	1,275,306
2018	12.157713	11.632636	-4.32%	1,483,424
2017	11.633920	12.157713	4.50%	1,754,834
2016	11.318457	11.633920	2.79%	1,966,624
2015	11.605240	11.318457	-2.47%	2,239,753
2014	11.430565	11.605240	1.53%	1,987,310
2013	11.087244	11.430565	3.10%	2,438,611
2012	10.497989	11.087244	5.61%	2,876,518
2011	10.535889	10.497989	-0.36%	2,993,377
2010	10.040691	10.535889	4.93%	3,034,780
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.893478	12.185507	11.86%	2,139
2018	11.924834	10.893478	-8.65%	2,162
2017	10.575105	11.924834	12.76%	2,534
2016	10.196370	10.575105	3.71%	2,576
2015	10.843625	10.196370	-5.97%	5,384
2014	10.792845	10.843625	0.47%	28,644
2013*	10.000000	10.792845	7.93%	1,063
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.179303	12.676843	13.40%	50,880
2018	12.245721	11.179303	-8.71%	53,729
2017	10.580763	12.245721	15.74%	53,670
2016	10.138838	10.580763	4.36%	9,473
2015	10.848497	10.138838	-6.54%	4,233
2014	10.930952	10.848497	-0.75%	4,723
2013*	10.000000	10.930952	9.31%	2,041
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.962680	15.046703	16.08%	4,094,472
2018	14.201272	12.962680	-8.72%	4,598,341
2017	12.681924	14.201272	11.98%	5,018,876
2016	12.092268	12.681924	4.88%	5,338,481
2015	12.440261	12.092268	-2.80%	5,895,214
2014	12.108469	12.440261	2.74%	6,120,698
2013	10.461468	12.108469	15.74%	6,633,745
2012	9.476046	10.461468	10.40%	7,405,830
2011	9.874824	9.476046	-4.04%	8,155,562
2010	9.024479	9.874824	9.42%	7,787,157

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.164082	15.809028	20.09%	1,233,299
2018	14.807095	13.164082	-11.10%	1,441,384
2017	12.763725	14.807095	16.01%	1,607,961
2016	12.073870	12.763725	5.71%	1,815,858
2015	12.477060	12.073870	-3.23%	1,905,267
2014	12.145260	12.477060	2.73%	2,139,416
2013	9.946771	12.145260	22.10%	2,633,141
2012	8.835604	9.946771	12.58%	2,774,938
2011	9.433360	8.835604	-6.34%	3,003,574
2010	8.473381	9.433360	11.33%	3,373,857
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.408854	13.935324	12.30%	803,567
2018	13.262867	12.408854	-6.44%	880,702
2017	12.284078	13.262867	7.97%	1,016,954
2016	11.794839	12.284078	4.15%	1,155,522
2015	12.134187	11.794839	-2.80%	1,323,731
2014	11.865930	12.134187	2.26%	1,583,219
2013	10.857085	11.865930	9.29%	1,768,555
2012	10.042298	10.857085	8.11%	1,938,377
2011	10.248492	10.042298	-2.01%	1,704,253
2010	9.566746	10.248492	7.13%	1,978,216
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.570438	14.997784	10.52%	719,643
2018	16.384184	13.570438	-17.17%	744,547
2017	13.588149	16.384184	20.58%	812,618
2016	13.676995	13.588149	-0.65%	980,451
2015	14.486038	13.676995	-5.58%	1,036,814
2014	16.051858	14.486038	-9.75%	1,066,932
2013	13.604035	16.051858	17.99%	1,080,471
2012	11.581113	13.604035	17.47%	1,243,392
2011	13.459684	11.581113	-13.96%	1,365,114
2010	12.881784	13.459684	4.49%	1,237,935
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.007000	12.822922	6.80%	468,495
2018	12.306712	12.007000	-2.44%	564,137
2017	12.022809	12.306712	2.36%	602,485
2016	11.653100	12.022809	3.17%	669,040
2015	11.966029	11.653100	-2.62%	748,982
2014	11.634780	11.966029	2.85%	854,683
2013	12.099576	11.634780	-3.84%	876,014
2012	11.458211	12.099576	5.60%	955,976
2011	10.976951	11.458211	4.38%	922,069
2010	10.463248	10.976951	4.91%	888,655

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.701870	13.676867	7.68%	88,733
2018	13.120067	12.701870	-3.19%	97,402
2017	12.868367	13.120067	1.96%	131,396
2016	12.674139	12.868367	1.53%	117,119
2015	12.966964	12.674139	-2.26%	120,888
2014	12.583641	12.966964	3.05%	117,318
2013	13.075685	12.583641	-3.76%	79,693
2012	12.424769	13.075685	5.24%	93,605
2011	11.924351	12.424769	4.20%	149,358
2010	11.225826	11.924351	6.22%	110,509
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.190678	14.344803	17.67%	2,054
2018	13.816368	12.190678	-11.77%	0
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.620421	13.416596	15.46%	0
2018	12.831831	11.620421	-9.44%	0
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.782772	34.688583	20.52%	19,792
2018	35.580349	28.782772	-19.10%	21,448
2017	25.641899	35.580349	38.76%	27,202
2016	24.281437	25.641899	5.60%	36,786
2015	29.503519	24.281437	-17.70%	38,279
2014	31.854512	29.503519	-7.38%	40,232
2013	32.283453	31.854512	-1.33%	112
2012	28.087566	32.283453	14.94%	113
2011	36.932972	28.087566	-23.95%	354
2010	32.429811	36.932972	13.89%	388
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.010718	12.540476	4.41%	925,579
2018	12.231708	12.010718	-1.81%	1,130,350
2017	12.194796	12.231708	0.30%	1,231,147
2016	12.320032	12.194796	-1.02%	1,318,313
2015	12.553135	12.320032	-1.86%	1,444,191
2014	12.218455	12.553135	2.74%	1,626,753
2013	12.961773	12.218455	-5.73%	1,790,461
2012	12.801881	12.961773	1.25%	1,858,395
2011	12.147918	12.801881	5.38%	1,787,677
2010	11.800022	12.147918	2.95%	1,933,881

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.948363	8.948386	0.00%	1,774,002
2018	8.983698	8.948363	-0.39%	1,969,643
2017	9.104895	8.983698	-1.33%	2,154,738
2016	9.265915	9.104895	-1.74%	2,404,254
2015	9.430955	9.265915	-1.75%	2,369,035
2014	9.598934	9.430955	-1.75%	2,606,257
2013	9.769905	9.598934	-1.75%	2,824,977
2012	9.944406	9.769905	-1.75%	3,711,952
2011	10.121033	9.944406	-1.75%	3,335,693
2010	10.301295	10.121033	-1.75%	2,760,842
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.517743	9.951493	16.83%	90,267
2018	10.176760	8.517743	-16.30%	99,757
2017	8.150689	10.176760	24.86%	105,659
2016	8.243219	8.150689	-1.12%	120,628
2015	8.669291	8.243219	-4.91%	142,399
2014	8.887692	8.669291	-2.46%	139,375
2013	7.694573	8.887692	15.51%	132,442
2012	6.796997	7.694573	13.21%	141,347
2011	7.686505	6.796997	-11.57%	136,113
2010	6.923092	7.686505	11.03%	195,814
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.338652	11.120569	19.08%	44,686
2018	11.069760	9.338652	-15.64%	44,926
2017	9.052425	11.069760	22.29%	46,680
2016	9.165287	9.052425	-1.23%	49,142
2015	9.459956	9.165287	-3.11%	41,209
2014	10.263564	9.459956	-7.83%	51,287
2013	8.632502	10.263564	18.89%	54,657
2012	7.432925	8.632502	16.14%	54,951
2011	8.680525	7.432925	-14.37%	60,478
2010	8.226406	8.680525	5.52%	71,004
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.688148	31.228293	21.57%	197,465
2018	28.688685	25.688148	-10.46%	223,822
2017	24.654450	28.688685	16.36%	205,795
2016	22.922125	24.654450	7.56%	246,571
2015	23.565644	22.922125	-2.73%	256,051
2014	22.846408	23.565644	3.15%	233,099
2013	18.273978	22.846408	25.02%	286,060
2012	16.048045	18.273978	13.87%	349,811
2011	17.001736	16.048045	-5.61%	376,232
2010	15.095973	17.001736	12.62%	419,408

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.830644	17.939748	13.32%	285,404
2018	16.935489	15.830644	-6.52%	216,995
2017	15.509887	16.935489	9.19%	230,336
2016	14.849467	15.509887	4.45%	265,601
2015	15.140265	14.849467	-1.92%	294,639
2014	14.734335	15.140265	2.75%	276,041
2013	13.221841	14.734335	11.44%	243,713
2012	12.303112	13.221841	7.47%	281,773
2011	12.411964	12.303112	-0.88%	248,266
2010	11.503903	12.411964	7.89%	181,727
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.545373	21.854187	17.84%	645,756
2018	20.183589	18.545373	-8.12%	770,178
2017	17.892430	20.183589	12.81%	897,852
2016	16.902122	17.892430	5.86%	874,779
2015	17.295177	16.902122	-2.27%	888,438
2014	16.731206	17.295177	3.37%	906,857
2013	14.250979	16.731206	17.40%	878,242
2012	12.922393	14.250979	10.28%	663,009
2011	13.276309	12.922393	-2.67%	632,859
2010	12.061576	13.276309	10.07%	465,030
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.819527	14.872052	7.62%	1,177,405
2018	14.325377	13.819527	-3.53%	1,457,859
2017	13.795851	14.325377	3.84%	1,590,357
2016	13.466712	13.795851	2.44%	1,765,993
2015	13.670380	13.466712	-1.49%	1,621,214
2014	13.392845	13.670380	2.07%	1,628,883
2013	13.003124	13.392845	3.00%	1,896,533
2012	12.584001	13.003124	3.33%	2,056,912
2011	12.442939	12.584001	1.13%	2,313,381
2010	11.959774	12.442939	4.04%	2,196,435
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.973073	12.182409	11.02%	10,376
2018	11.835447	10.973073	-7.29%	11,342
2017	10.563493	11.835447	12.04%	12,291
2016	10.170610	10.563493	3.86%	3,903
2015	10.698535	10.170610	-4.93%	5,838
2014	10.628092	10.698535	0.66%	4,573
2013*	10.000000	10.628092	6.28%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.265628	12.756263	13.23%	16,148
2018	12.206448	11.265628	-7.71%	17,018
2017	10.621510	12.206448	14.92%	16,303
2016	10.107611	10.621510	5.08%	15,708
2015	10.711302	10.107611	-5.64%	10,622
2014	10.716307	10.711302	-0.05%	8,152
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.939202	23.066605	15.68%	4,358,297
2018	21.518631	19.939202	-7.34%	4,833,021
2017	19.393791	21.518631	10.96%	5,424,528
2016	18.422356	19.393791	5.27%	6,087,538
2015	18.813468	18.422356	-2.08%	6,604,895
2014	18.205323	18.813468	3.34%	7,339,482
2013	15.887798	18.205323	14.59%	7,707,433
2012	14.593590	15.887798	8.87%	8,598,469
2011	14.858981	14.593590	-1.79%	9,184,488
2010	13.635381	14.858981	8.97%	8,140,135
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	23.311485	27.902993	19.70%	2,091,871
2018	25.716095	23.311485	-9.35%	2,445,494
2017	22.431504	25.716095	14.64%	2,740,135
2016	21.044992	22.431504	6.59%	3,051,725
2015	21.577330	21.044992	-2.47%	3,405,600
2014	20.924427	21.577330	3.12%	3,665,301
2013	17.402708	20.924427	20.24%	4,028,687
2012	15.570810	17.402708	11.76%	4,452,029
2011	16.191935	15.570810	-3.84%	4,733,091
2010	14.605638	16.191935	10.86%	5,157,682
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.889190	18.830992	11.50%	1,491,928
2018	17.858160	16.889190	-5.43%	1,740,413
2017	16.642354	17.858160	7.31%	2,065,569
2016	16.024114	16.642354	3.86%	2,218,815
2015	16.314521	16.024114	-1.78%	2,428,690
2014	15.853731	16.314521	2.91%	2,651,087
2013	14.603455	15.853731	8.56%	2,925,161
2012	13.758057	14.603455	6.14%	3,200,940
2011	13.719595	13.758057	0.28%	2,656,778
2010	12.867974	13.719595	6.62%	2,799,684
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.441659	4.42%	21,890
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.741584	7.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.271907	22.097701	27.94%	314,134
2018	18.190808	17.271907	-5.05%	354,225
2017	14.254637	18.190808	27.61%	445,417
2016	14.224750	14.254637	0.21%	519,084
2015	14.038767	14.224750	1.32%	588,275
2014	12.972341	14.038767	8.22%	683,906
2013	9.822877	12.972341	32.06%	748,287
2012	8.608756	9.822877	14.10%	833,563
2011	9.054459	8.608756	-4.92%	962,534
2010	7.988688	9.054459	13.34%	1,028,170
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.978133	12.832145	16.89%	42,056
2018	11.740739	10.978133	-6.50%	39,431
2017	10.164984	11.740739	15.50%	31,298
2016	9.530877	10.164984	6.65%	14,249
2015	9.923636	9.530877	-3.96%	54,613
2014*	10.000000	9.923636	-0.76%	14,276
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.320298	14.765666	19.85%	661
2018	12.872443	12.320298	-4.29%	730
2017	10.765319	12.872443	19.57%	5,312
2016	9.956402	10.765319	8.12%	1,007
2015	10.119435	9.956402	-1.61%	98
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.614252	37.259878	34.93%	349,004
2018	28.548787	27.614252	-3.27%	357,747
2017	22.866170	28.548787	24.85%	432,877
2016	22.523552	22.866170	1.52%	489,970
2015	21.870050	22.523552	2.99%	511,949
2014	20.503983	21.870050	6.66%	548,415
2013	15.312714	20.503983	33.90%	620,142
2012	13.161472	15.312714	16.34%	748,389
2011	13.738189	13.161472	-4.20%	839,379
2010	12.885329	13.738189	6.62%	997,843
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.094514	28.744795	24.47%	275,688
2018	25.967473	23.094514	-11.06%	306,144
2017	24.372160	25.967473	6.55%	348,431
2016	20.634332	24.372160	18.11%	390,479
2015	21.978136	20.634332	-6.11%	441,413
2014	19.805247	21.978136	10.97%	494,110
2013	15.309114	19.805247	29.37%	535,281
2012	13.615559	15.309114	12.44%	553,436
2011	13.790494	13.615559	-1.27%	713,241
2010	12.404567	13.790494	11.17%	821,792

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.981432	45.654574	23.45%	116,597
2018	42.480042	36.981432	-12.94%	122,291
2017	37.342141	42.480042	13.76%	140,434
2016	31.594927	37.342141	18.19%	105,544
2015	32.993849	31.594927	-4.24%	96,363
2014	30.690390	32.993849	7.51%	113,009
2013	23.477812	30.690390	30.72%	118,174
2012	20.342486	23.477812	15.41%	122,760
2011	21.244633	20.342486	-4.25%	138,599
2010	17.133429	21.244633	24.00%	125,094
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.049391	16.047622	14.22%	112,113
2018	17.300233	14.049391	-18.79%	126,398
2017	14.369324	17.300233	20.40%	138,961
2016	13.930623	14.369324	3.15%	156,096
2015	14.979570	13.930623	-7.00%	152,070
2014	16.879954	14.979570	-11.26%	161,868
2013	14.192942	16.879954	18.93%	307
2012	12.342202	14.192942	15.00%	332
2011	15.028489	12.342202	-17.87%	358
2010	14.444525	15.028489	4.04%	358
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.036608	17.252325	22.91%	92,169
2018	16.198467	14.036608	-13.35%	94,193
2017	14.415780	16.198467	12.37%	103,182
2016	12.643162	14.415780	14.02%	163,089
2015	13.326338	12.643162	-5.13%	175,474
2014	12.303435	13.326338	8.31%	193,472
2013	9.274032	12.303435	32.67%	167,882
2012	8.027444	9.274032	15.53%	165,413
2011	8.700219	8.027444	-7.73%	218,682
2010	7.854021	8.700219	10.77%	225,776
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.798795	21.657393	21.68%	352,140
2018	20.862204	17.798795	-14.68%	397,945
2017	18.651519	20.862204	11.85%	462,104
2016	16.142678	18.651519	15.54%	534,203
2015	16.918435	16.142678	-4.59%	597,171
2014	14.715228	16.918435	14.97%	694,251
2013	11.038815	14.715228	33.30%	789,457
2012	9.657332	11.038815	14.31%	918,237
2011	10.062592	9.657332	-4.03%	1,027,686
2010	8.560970	10.062592	17.54%	1,062,344

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.340122	33.704453	33.01%	13,798
2018	28.103221	25.340122	-9.83%	18,474
2017	22.946693	28.103221	22.47%	22,989
2016	21.612703	22.946693	6.17%	24,639
2015	21.881801	21.612703	-1.23%	25,557
2014	21.720263	21.881801	0.74%	32,185
2013	15.357297	21.720263	41.43%	41,751
2012	13.821797	15.357297	11.11%	59,774
2011	14.189699	13.821797	-2.59%	77,030
2010	11.544128	14.189699	22.92%	57,076
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.537463	37.943255	16.61%	24,811
2018	39.963615	32.537463	-18.58%	31,956
2017	37.399716	39.963615	6.86%	32,188
2016	30.302270	37.399716	23.42%	37,000
2015	32.912037	30.302270	-7.93%	27,592
2014	31.375631	32.912037	4.90%	30,640
2013	22.806201	31.375631	37.57%	45,852
2012	19.295405	22.806201	18.19%	30,650
2011	20.771140	19.295405	-7.10%	33,599
2010	16.715464	20.771140	24.26%	41,522
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	32.064090	39.490193	23.16%	30,102
2018	37.444103	32.064090	-14.37%	30,323
2017	33.665525	37.444103	11.22%	38,219
2016	27.960178	33.665525	20.41%	47,500
2015	29.007985	27.960178	-3.61%	58,518
2014	29.361478	29.007985	-1.20%	62,305
2013	21.262124	29.361478	38.09%	66,664
2012	18.781832	21.262124	13.21%	76,477
2011	20.293371	18.781832	-7.45%	87,183
2010	16.526315	20.293371	22.79%	89,793
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.723719	20.710797	23.84%	545,898
2018	18.085861	16.723719	-7.53%	615,538
2017	15.551262	18.085861	16.30%	734,251
2016	14.374388	15.551262	8.19%	860,553
2015	14.691900	14.374388	-2.16%	973,352
2014	13.531460	14.691900	8.58%	1,112,785
2013	9.940186	13.531460	36.13%	1,274,760
2012	9.083641	9.940186	9.43%	1,498,265
2011	9.557223	9.083641	-4.96%	1,699,667
2010	7.872447	9.557223	21.40%	1,699,006

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.190515	16.905329	28.16%	89,400
2018	13.994583	13.190515	-5.75%	97,360
2017	13.418766	13.994583	4.29%	138,317
2016	12.742525	13.418766	5.31%	178,104
2015	13.747681	12.742525	-7.31%	193,904
2014	10.880056	13.747681	26.36%	266,692
2013	10.782698	10.880056	0.90%	194,670
2012	9.495610	10.782698	13.55%	327,488
2011	9.105436	9.495610	4.29%	326,319
2010	7.138633	9.105436	27.55%	435,862
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.656523	20.126503	28.55%	165,196
2018	16.753453	15.656523	-6.55%	162,514
2017	14.065600	16.753453	19.11%	178,282
2016	12.850917	14.065600	9.45%	312,106
2015	12.957639	12.850917	-0.82%	123,943
2014	11.663193	12.957639	11.10%	98,782
2013*	10.000000	11.663193	16.63%	43,441
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.971381	10.197312	2.27%	397,664
2018	10.067388	9.971381	-0.95%	485,720
2017	10.086926	10.067388	-0.19%	415,844
2016	10.016511	10.086926	0.70%	426,109
2015	10.229826	10.016511	-2.09%	446,303
2014	10.360863	10.229826	-1.26%	538,910
2013	10.534295	10.360863	-1.65%	605,097
2012	10.357453	10.534295	1.71%	580,781
2011	10.406354	10.357453	-0.47%	522,600
2010	10.341446	10.406354	0.63%	587,479
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.959834	17.138968	22.77%	24,332
2018	16.028103	13.959834	-12.90%	14,981
2017	14.286741	16.028103	12.19%	14,797
2016	12.029765	14.286741	18.76%	17,235
2015	12.872484	12.029765	-6.55%	14,282
2014	12.531398	12.872484	2.72%	7,396
2013*	10.000000	12.531398	25.31%	2,619

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.419601	22.075092	34.44%	350,955
2018	17.981106	16.419601	-8.68%	404,859
2017	14.350697	17.981106	25.30%	503,305
2016	13.771644	14.350697	4.20%	594,409
2015	14.065582	13.771644	-2.09%	672,000
2014	13.802708	14.065582	1.90%	756,187
2013	10.135533	13.802708	36.18%	800,891
2012	8.998670	10.135533	12.63%	946,817
2011	9.585284	8.998670	-6.12%	1,093,488
2010	7.714076	9.585284	24.26%	1,114,347
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	33.062484	43.035101	30.16%	7,698
2018	36.016933	33.062484	-8.20%	4,475
2017	29.428104	36.016933	22.39%	5,274
2016	28.754174	29.428104	2.34%	5,651
2015	28.978087	28.754174	-0.77%	5,510
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.749285	9.931818	1.87%	537,345
2018	9.823603	9.749285	-0.76%	632,509
2017	9.909771	9.823603	-0.87%	683,048
2016	9.964312	9.909771	-0.55%	767,833
2015	10.123198	9.964312	-1.57%	824,696
2014	10.241052	10.123198	-1.15%	941,061
2013	10.359573	10.241052	-1.14%	1,045,925
2012	10.080351	10.359573	2.77%	1,166,147
2011	10.229857	10.080351	-1.46%	1,086,794
2010	9.889402	10.229857	3.44%	1,106,200
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	27.108253	33.528105	23.68%	25,741
2018	29.269864	27.108253	-7.39%	38,060
2017	25.153906	29.269864	16.36%	40,279
2016	23.302573	25.153906	7.94%	49,931
2015	23.828110	23.302573	-2.21%	54,240
2014	21.971464	23.828110	8.45%	60,199
2013	16.251507	21.971464	35.20%	70,147
2012	14.905135	16.251507	9.03%	77,561
2011	15.652245	14.905135	-4.77%	107,127
2010	12.967155	15.652245	20.71%	104,182
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.531478	11.562316	9.79%	33,500
2018	11.337668	10.531478	-7.11%	34,246
2017	10.177430	11.337668	11.40%	34,843
2016	9.174242	10.177430	10.93%	38,511
2015	10.282437	9.174242	-10.78%	5,528
2014	10.418202	10.282437	-1.30%	9,960
2013	10.592193	10.418202	-1.64%	12,595
2012*	10.000000	10.592193	5.92%	12,869

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.785996	11.023541	12.65%	1,830
2018	10.466306	9.785996	-6.50%	1,830
2017	9.703224	10.466306	7.86%	2,939
2016	8.722997	9.703224	11.24%	558
2015	9.093453	8.722997	-4.07%	558
2014	9.127227	9.093453	-0.37%	1,224
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.969902	11.523499	5.05%	3,551
2018	11.640547	10.969902	-5.76%	3,530
2017	10.698826	11.640547	8.80%	3,952
2016	10.581627	10.698826	1.11%	5,575
2015	11.602645	10.581627	-8.80%	7,759
2014	11.773874	11.602645	-1.45%	9,317
2013	12.825863	11.773874	-8.20%	8,218
2012	12.405808	12.825863	3.39%	11,977
2011	11.646011	12.405808	6.52%	12,330
2010	10.837712	11.646011	7.46%	28,536
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.836420	11.064538	2.11%	626,689
2018	11.004411	10.836420	-1.53%	723,215
2017	11.061363	11.004411	-0.51%	752,403
2016	11.112815	11.061363	-0.46%	815,976
2015	11.287188	11.112815	-1.54%	888,747
2014	11.402909	11.287188	-1.01%	951,932
2013	11.633026	11.402909	-1.98%	925,532
2012	11.196933	11.633026	3.89%	931,167
2011	11.282116	11.196933	-0.76%	864,069
2010	10.916941	11.282116	3.35%	901,967
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.100090	10.190901	0.90%	14,311
2018	10.136327	10.100090	-0.36%	79,063
2017	10.083914	10.136327	0.52%	70,851
2016*	10.000000	10.083914	0.84%	137
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.556138	11.226764	6.35%	171,800
2018	10.813864	10.556138	-2.38%	195,167
2017	10.500133	10.813864	2.99%	212,718
2016	10.417511	10.500133	0.79%	246,787
2015	10.567590	10.417511	-1.42%	342,611
2014	10.325496	10.567590	2.34%	293,005
2013	10.729699	10.325496	-3.77%	302,497
2012	9.973762	10.729699	7.58%	404,061
2011*	10.000000	9.973762	-0.26%	171,917

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.096013	12.935304	28.12%	22,362
2018	11.230168	10.096013	-10.10%	12,718
2017*	10.000000	11.230168	12.30%	10,258
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.350152	17.935906	34.35%	8,890
2018	13.273406	13.350152	0.58%	4,599
2017	10.319866	13.273406	28.62%	9,879
2016*	10.000000	10.319866	3.20%	1,907
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.276610	20.014209	22.96%	28,381
2018	20.483453	16.276610	-20.54%	26,094
2017	16.469492	20.483453	24.37%	26,453
2016	17.183618	16.469492	-4.16%	28,191
2015	17.465233	17.183618	-1.61%	726
2014	19.068804	17.465233	-8.41%	726
2013	15.154349	19.068804	25.83%	726
2012	12.652021	15.154349	19.78%	726
2011	15.502307	12.652021	-18.39%	1,562
2010	14.340444	15.502307	8.10%	1,562
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.614192	42.481283	26.38%	52,386
2018	33.925565	33.614192	-0.92%	66,325
2017	27.121882	33.925565	25.09%	92,865
2016	30.916649	27.121882	-12.27%	100,061
2015	27.978326	30.916649	10.50%	162,970
2014	21.700606	27.978326	28.93%	178,813
2013	14.674413	21.700606	47.88%	162,012
2012	11.401817	14.674413	28.70%	174,109
2011	10.512665	11.401817	8.46%	119,700
2010*	10.000000	10.512665	5.13%	10,969
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.135834	5.628571	9.59%	5,801
2018	7.303833	5.135834	-29.68%	58,136
2017	7.583041	7.303833	-3.68%	12,033
2016	5.381461	7.583041	40.91%	105,670
2015	8.252493	5.381461	-34.79%	3,528
2014	10.414541	8.252493	-20.76%	5,760
2013	9.610602	10.414541	8.37%	16,434
2012*	10.000000	9.610602	-3.89%	13,689

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.264005	5.785733	9.91%	4,416
2018	7.470975	5.264005	-29.54%	9,421
2017	7.735013	7.470975	-3.41%	9,935
2016	5.477963	7.735013	41.20%	10,707
2015	8.377851	5.477963	-34.61%	12,634
2014	10.540980	8.377851	-20.52%	16,257
2013	9.706281	10.540980	8.60%	18,892
2012*	10.000000	9.706281	-2.94%	33,453
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.761589	7.62%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.342412	34.760458	22.64%	42,632
2018	28.477419	28.342412	-0.47%	54,693
2017	23.028372	28.477419	23.66%	45,822
2016	21.752313	23.028372	5.87%	38,854
2015	22.796945	21.752313	-4.58%	73,061
2014	23.647102	22.796945	-3.60%	78,991
2013	16.020725	23.647102	47.60%	61,548
2012	15.116906	16.020725	5.98%	67,656
2011	16.126972	15.116906	-6.26%	70,070
2010	12.947558	16.126972	24.56%	66,447

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.439003	12.945121	13.17%	0
2018	12.573729	11.439003	-9.02%	0
2017	11.199418	12.573729	12.27%	0
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	27.458524	33.330953	21.39%	0
2018	29.700712	27.458524	-7.55%	0
2017	25.500966	29.700712	16.47%	688
2016	23.378948	25.500966	9.08%	688
2015	23.472602	23.378948	-0.40%	688
2014	21.870950	23.472602	7.32%	688
2013	16.547447	21.870950	32.17%	1,036
2012	14.372911	16.547447	15.13%	1,097
2011	13.798212	14.372911	4.17%	3,820
2010	12.456663	13.798212	10.77%	22,138
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.632834	8.753902	14.69%	0
2018*	10.000000	7.632834	-23.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	35.014654	41.227717	17.74%	1,875
2018	42.099662	35.014654	-16.83%	1,908
2017	37.987649	42.099662	10.82%	6,600
2016	30.997012	37.987649	22.55%	10,497
2015	33.471122	30.997012	-7.39%	13,750
2014	31.285815	33.471122	6.98%	15,927
2013	23.147413	31.285815	35.16%	24,323
2012	19.897727	23.147413	16.33%	27,799
2011	22.173624	19.897727	-10.26%	35,097
2010	17.836941	22.173624	24.31%	50,390
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.525031	13.394560	6.94%	31,361
2018	13.125869	12.525031	-4.58%	34,772
2017	12.892415	13.125869	1.81%	101,456
2016	12.576307	12.892415	2.51%	135,293
2015	13.130947	12.576307	-4.22%	151,335
2014	12.944497	13.130947	1.44%	150,128
2013	14.403095	12.944497	-10.13%	218,974
2012	13.658916	14.403095	5.45%	428,850
2011	12.446690	13.658916	9.74%	411,397
2010	12.057551	12.446690	3.23%	479,629

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	26.065304	31.674812	21.52%	483
2018	28.603453	26.065304	-8.87%	878
2017	24.211787	28.603453	18.14%	878
2016	21.779523	24.211787	11.17%	878
2015	23.581645	21.779523	-7.64%	878
2014	21.377678	23.581645	10.31%	878
2013	16.067909	21.377678	33.05%	878
2012	14.296237	16.067909	12.39%	4,224
2011	14.153395	14.296237	1.01%	5,563
2010	12.658137	14.153395	11.81%	16,277
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.601211	31.162743	26.67%	18,862
2018	28.786147	24.601211	-14.54%	35,036
2017	26.296668	28.786147	9.47%	45,099
2016	21.820239	26.296668	20.52%	60,245
2015	22.576840	21.820239	-3.35%	31,407
2014	19.778824	22.576840	14.15%	54,587
2013	15.505152	19.778824	27.56%	56,431
2012	13.585449	15.505152	14.13%	89,781
2011	13.951568	13.585449	-2.62%	100,669
2010	11.941104	13.951568	16.84%	112,851
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.208490	11.514660	12.79%	2,611
2018	10.705882	10.208490	-4.65%	1,498
2017	10.180914	10.705882	5.16%	1,562
2016	9.189070	10.180914	10.79%	1,331
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.704994	10.402054	7.18%	686
2018	9.955696	9.704994	-2.52%	1,253
2017	9.822747	9.955696	1.35%	2,576
2016	9.762234	9.822747	0.62%	1,889
2015*	10.000000	9.762234	-2.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.538357	14.442214	25.17%	9,222
2018	12.692383	11.538357	-9.09%	55,153
2017	11.094759	12.692383	14.40%	82,606
2016	9.734290	11.094759	13.98%	91,077
2015*	10.000000	9.734290	-2.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.966850	17.307073	15.64%	37,505
2018	16.492723	14.966850	-9.25%	42,635
2017	14.769500	16.492723	11.67%	65,918
2016	14.488185	14.769500	1.94%	88,133
2015	14.902965	14.488185	-2.78%	189,483
2014	14.888462	14.902965	0.10%	196,038
2013	13.251063	14.888462	12.36%	352,980
2012	12.271448	13.251063	7.98%	324,512
2011	12.967969	12.271448	-5.37%	311,354
2010	12.031177	12.967969	7.79%	311,889
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.993218	12.938773	17.70%	3,287
2018	13.278811	10.993218	-17.21%	3,287
2017	11.753669	13.278811	12.98%	3,287
2016	10.389150	11.753669	13.13%	3,287
2015	10.852666	10.389150	-4.27%	4,312
2014*	10.000000	10.852666	8.53%	7,308
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	38.605026	46.331093	20.01%	10,946
2018	43.193696	38.605026	-10.62%	11,682
2017	39.129750	43.193696	10.39%	12,453
2016	31.691551	39.129750	23.47%	16,339
2015	33.042230	31.691551	-4.09%	22,985
2014	32.008588	33.042230	3.23%	34,212
2013	23.163840	32.008588	38.18%	92,445
2012	20.381049	23.163840	13.65%	103,038
2011	20.637735	20.381049	-1.24%	117,704
2010	16.702030	20.637735	23.56%	157,559
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.861613	36.952662	28.03%	21,001
2018	30.893439	28.861613	-6.58%	25,630
2017	25.952768	30.893439	19.04%	29,782
2016	23.713994	25.952768	9.44%	34,026
2015	23.940772	23.713994	-0.95%	39,244
2014	21.554977	23.940772	11.07%	67,635
2013	16.665914	21.554977	29.34%	134,572
2012	14.697711	16.665914	13.39%	168,495
2011	14.727905	14.697711	-0.21%	176,873
2010	13.094192	14.727905	12.48%	225,776

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.826478	33.051034	33.13%	11,506
2018	27.217386	24.826478	-8.78%	12,022
2017	21.820989	27.217386	24.73%	15,445
2016	20.643949	21.820989	5.70%	19,566
2015	21.608776	20.643949	-4.46%	20,482
2014	20.407592	21.608776	5.89%	32,778
2013	17.199580	20.407592	18.65%	49,384
2012	15.903347	17.199580	8.15%	60,080
2011	14.892684	15.903347	6.79%	69,709
2010	13.182244	14.892684	12.98%	71,638
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	20.450731	24.398615	19.30%	0
2018	25.805137	20.450731	-20.75%	0
2017	21.127681	25.805137	22.14%	0
2016	18.421089	21.127681	14.69%	0
2015	19.244175	18.421089	-4.28%	0
2014	19.341347	19.244175	-0.50%	0
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	26,481
2010	10.380505	13.335204	28.46%	1,440
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.589434	10.972749	14.43%	7,079
2018	10.172992	9.589434	-5.74%	7,535
2017*	10.000000	10.172992	1.73%	8,005
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.384541	16.786996	25.42%	0
2018	16.412267	13.384541	-18.45%	0
2017	14.953937	16.412267	9.75%	4,157
2016	11.616227	14.953937	28.73%	5,523
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	1,985
2013*	10.000000	12.193183	21.93%	374
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.277222	10.806632	5.15%	30,747
2018	10.475644	10.277222	-1.89%	28,388
2017	10.312140	10.475644	1.59%	20,635
2016	9.638400	10.312140	6.99%	21,675
2015	9.913430	9.638400	-2.77%	22,984
2014	10.037700	9.913430	-1.24%	12,405
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.037240	10.641997	17.76%	0
2018*	10.000000	9.037240	-9.63%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	13.179049	14.128512	7.20%	13,643
2018	13.527954	13.179049	-2.58%	14,048
2017	13.277414	13.527954	1.89%	17,331
2016	13.058897	13.277414	1.67%	18,294
2015	13.356958	13.058897	-2.23%	25,399
2014	13.140188	13.356958	1.65%	39,954
2013	13.281380	13.140188	-1.06%	75,294
2012	12.358032	13.281380	7.47%	112,023
2011	12.338353	12.358032	0.16%	153,618
2010	11.603463	12.338353	6.33%	236,824
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.217045	10.424829	26.87%	6,907
2018*	10.000000	8.217045	-17.83%	8,104
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.477273	17.592476	13.67%	26,145
2018	16.464236	15.477273	-5.99%	25,797
2017	14.863124	16.464236	10.77%	37,564
2016	14.382567	14.863124	3.34%	44,843
2015	14.724310	14.382567	-2.32%	69,977
2014	14.388304	14.724310	2.34%	84,386
2013	12.943876	14.388304	11.16%	88,437
2012	11.813333	12.943876	9.57%	89,612
2011	12.081026	11.813333	-2.22%	95,644
2010	10.930971	12.081026	10.52%	115,942
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.326410	19.219672	17.72%	22,241
2018	17.703394	16.326410	-7.78%	23,165
2017	15.505630	17.703394	14.17%	67,251
2016	14.923107	15.505630	3.90%	117,055
2015	15.266742	14.923107	-2.25%	125,544
2014	14.863553	15.266742	2.71%	122,781
2013	13.089425	14.863553	13.55%	115,547
2012	11.789001	13.089425	11.03%	146,199
2011	12.155562	11.789001	-3.02%	153,234
2010	10.826860	12.155562	12.27%	133,236
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.395757	21.201695	21.88%	12,476
2018	19.268461	17.395757	-9.72%	12,675
2017	16.256438	19.268461	18.53%	20,613
2016	15.561701	16.256438	4.46%	16,282
2015	15.931340	15.561701	-2.32%	19,809
2014	15.488689	15.931340	2.86%	29,230
2013	12.991258	15.488689	19.22%	42,661
2012	11.486132	12.991258	13.10%	35,954
2011	12.036799	11.486132	-4.57%	37,471
2010	10.576612	12.036799	13.81%	11,698

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.127871	13.562808	21.88%	3,033
2018	11.859697	11.127871	-6.17%	3,228
2017	10.400299	11.859697	14.03%	3,429
2016*	10.000000	10.400299	4.00%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	32.800386	42.283757	28.91%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.946736	12.884266	7.85%	7,603
2018	16.172698	11.946736	-26.13%	8,708
2017	16.938404	16.172698	-4.52%	10,456
2016	12.919284	16.938404	31.11%	29,430
2015	16.601215	12.919284	-22.18%	27,139
2014	19.379865	16.601215	-14.34%	31,970
2013	15.896657	19.379865	21.91%	49,058
2012	15.456951	15.896657	2.84%	84,028
2011	16.603040	15.456951	-6.90%	122,020
2010	14.188948	16.603040	17.01%	190,434
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.047434	30.015874	24.82%	15,992
2018	26.776858	24.047434	-10.19%	15,491
2017	24.204327	26.776858	10.63%	26,834
2016	20.938655	24.204327	15.60%	42,526
2015	22.266230	20.938655	-5.96%	60,689
2014	20.901971	22.266230	6.53%	93,829
2013	16.651302	20.901971	25.53%	187,571
2012	14.486509	16.651302	14.94%	217,226
2011	14.655542	14.486509	-1.15%	249,322
2010	12.986716	14.655542	12.85%	353,366
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.461186	14.595418	27.35%	1,344
2018	12.854110	11.461186	-10.84%	1,377
2017	11.224444	12.854110	14.52%	1,421
2016*	10.000000	11.224444	12.24%	8,165
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	32.141113	42.286565	31.57%	14,983
2018	32.875773	32.141113	-2.23%	16,290
2017	24.831087	32.875773	32.40%	26,339
2016	25.146696	24.831087	-1.26%	29,667
2015	23.953774	25.146696	4.98%	52,374
2014	21.972957	23.953774	9.01%	55,946
2013	16.452529	21.972957	33.55%	54,177
2012	14.645431	16.452529	12.34%	57,980
2011	14.918169	14.645431	-1.83%	168,570
2010	12.264761	14.918169	21.63%	178,420

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.489205	14.492144	7.44%	32,407
2018	13.846828	13.489205	-2.58%	34,276
2017	13.558685	13.846828	2.13%	58,837
2016	13.214778	13.558685	2.60%	74,807
2015	13.572335	13.214778	-2.63%	130,413
2014	13.085958	13.572335	3.72%	320,570
2013	13.607204	13.085958	-3.83%	508,745
2012	13.121907	13.607204	3.70%	543,460
2011	12.483522	13.121907	5.11%	563,863
2010	11.820142	12.483522	5.61%	728,294
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	37.501507	45.360074	20.96%	19,118
2018	44.813124	37.501507	-16.32%	21,951
2017	37.857297	44.813124	18.37%	28,680
2016	34.442617	37.857297	9.91%	39,889
2015	35.654732	34.442617	-3.40%	48,742
2014	34.242892	35.654732	4.12%	70,638
2013	25.664469	34.242892	33.43%	103,925
2012	22.813717	25.664469	12.50%	201,761
2011	26.059334	22.813717	-12.45%	249,739
2010	20.639521	26.059334	26.26%	372,586
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.351204	26.733010	25.21%	4,502
2018	25.599475	21.351204	-16.60%	4,733
2017	20.053574	25.599475	27.66%	11,639
2016	21.555789	20.053574	-6.97%	17,308
2015	21.250433	21.555789	1.44%	30,686
2014	23.597922	21.250433	-9.95%	0
2013	18.461137	23.597922	27.82%	0
2012	15.617635	18.461137	18.21%	28
2011	19.239726	15.617635	-18.83%	247
2010	17.364361	19.239726	10.80%	5,700
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.162793	13.477549	20.74%	2,009
2018	12.153093	11.162793	-8.15%	2,009
2017	11.925450	12.153093	1.91%	2,009
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	29.035755	38.235877	31.69%	3,815
2018	35.843171	29.035755	-18.99%	4,181
2017	30.648734	35.843171	16.95%	4,164
2016	28.560823	30.648734	7.31%	4,354
2015	30.042894	28.560823	-4.93%	4,333
2014	28.722863	30.042894	4.60%	4,566
2013	22.467472	28.722863	27.84%	4,675
2012	18.006731	22.467472	24.77%	7,975
2011	20.158035	18.006731	-10.67%	7,529
2010	16.247843	20.158035	24.07%	18,071

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.224970	14.389034	17.70%	3,804
2018	13.779965	12.224970	-11.28%	3,848
2017	12.530780	13.779965	9.97%	11,016
2016	11.273867	12.530780	11.15%	16,430
2015	12.241120	11.273867	-7.90%	29,614
2014	12.120317	12.241120	1.00%	47,367
2013	9.971982	12.120317	21.54%	56,382
2012	8.805115	9.971982	13.25%	33,521
2011	9.106611	8.805115	-3.31%	36,612
2010	8.410983	9.106611	8.27%	31,082
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.194763	17.317473	13.97%	56,514
2018	16.170860	15.194763	-6.04%	59,101
2017	15.014079	16.170860	7.70%	64,060
2016	13.408196	15.014079	11.98%	97,750
2015	14.690328	13.408196	-8.73%	107,619
2014	14.299561	14.690328	2.73%	201,384
2013	12.779929	14.299561	11.89%	250,639
2012	11.552993	12.779929	10.62%	343,169
2011	11.490332	11.552993	0.55%	384,420
2010	10.384783	11.490332	10.65%	462,624
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	28.936545	36.722210	26.91%	24,030
2018	31.045565	28.936545	-6.79%	27,102
2017	26.221961	31.045565	18.40%	34,139
2016	23.009894	26.221961	13.96%	64,347
2015	24.318832	23.009894	-5.38%	118,144
2014	22.777682	24.318832	6.77%	124,847
2013	17.885091	22.777682	27.36%	136,195
2012	16.267776	17.885091	9.94%	158,712
2011	15.627815	16.267776	4.10%	190,434
2010	13.190899	15.627815	18.47%	289,983
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	33.841243	41.988188	24.07%	7,475
2018	39.559173	33.841243	-14.45%	8,233
2017	36.404455	39.559173	8.67%	12,245
2016	28.474052	36.404455	27.85%	18,122
2015	31.308873	28.474052	-9.05%	24,229
2014	31.701841	31.308873	-1.24%	64,213
2013	23.695704	31.701841	33.79%	93,439
2012	20.383005	23.695704	16.25%	118,228
2011	21.566888	20.383005	-5.49%	155,060
2010	17.127950	21.566888	25.92%	217,145

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.669784	12.030813	24.42%	18,613
2018	11.695442	9.669784	-17.32%	17,044
2017	8.481692	11.695442	37.89%	61,553
2016	7.354013	8.481692	15.33%	35,407
2015	9.314957	7.354013	-21.05%	23,827
2014*	10.000000	9.314957	-6.85%	32,884
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	19.356404	21.389504	10.50%	14,672
2018	23.313415	19.356404	-16.97%	17,219
2017	20.343501	23.313415	14.60%	19,914
2016	19.328509	20.343501	5.25%	24,631
2015	21.049607	19.328509	-8.18%	32,868
2014	24.120649	21.049607	-12.73%	49,047
2013	19.974342	24.120649	20.76%	44
2012	17.204426	19.974342	16.10%	51
2011	19.604179	17.204426	-12.24%	56
2010	18.415144	19.604179	6.46%	2,635
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.251884	9.268238	0.18%	77,400
2018	9.243303	9.251884	0.09%	81,620
2017	9.234428	9.243303	0.10%	97,193
2016	9.134796	9.234428	1.09%	164,157
2015	9.720722	9.134796	-6.03%	276,980
2014	9.720720	9.720722	0.00%	384,845
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.468346	12.606209	9.92%	0
2018	12.209111	11.468346	-6.07%	0
2017	10.991139	12.209111	11.08%	1,172
2016	10.726771	10.991139	2.46%	1,172
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.373897	10.017247	6.86%	0
2018*	10.000000	9.373897	-6.26%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.414063	9.708070	3.12%	0
2018	10.100125	9.414063	-6.79%	0
2017	9.920214	10.100125	1.81%	0
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.005985	22.783124	33.97%	1,955
2018	18.020594	17.005985	-5.63%	2,062
2017	14.445609	18.020594	24.75%	2,198
2016	14.418844	14.445609	0.19%	2,283
2015	14.017316	14.418844	2.86%	2,529
2014	13.196296	14.017316	6.22%	6,339
2013	9.612666	13.196296	37.28%	9,017
2012*	10.000000	9.612666	-3.87%	7,332
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.075781	16.055339	22.79%	0
2018	15.064278	13.075781	-13.20%	0
2017	13.379123	15.064278	12.60%	0
2016	12.039022	13.379123	11.13%	0
2015	12.807989	12.039022	-6.00%	0
2014	12.520708	12.807989	2.29%	94
2013	9.925045	12.520708	26.15%	105
2012*	10.000000	9.925045	-0.75%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.720398	42.238197	29.09%	9,962
2018	38.477207	32.720398	-14.96%	11,661
2017	28.741356	38.477207	33.87%	22,726
2016	29.312792	28.741356	-1.95%	21,801
2015	28.792754	29.312792	1.81%	26,307
2014	28.729856	28.792754	0.22%	29,430
2013	23.038040	28.729856	24.71%	1,204
2012	19.397365	23.038040	18.77%	1,935
2011	21.593622	19.397365	-10.17%	5,263
2010	19.004772	21.593622	13.62%	13,529
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.741261	10.580529	8.62%	14,910
2018	10.392570	9.741261	-6.27%	14,988
2017	9.980083	10.392570	4.13%	15,345
2016	9.563364	9.980083	4.36%	15,656
2015	9.987547	9.563364	-4.25%	15,332
2014	9.923377	9.987547	0.65%	20,345
2013	10.142487	9.923377	-2.16%	21,563
2012*	10.000000	10.142487	1.42%	29,124
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.542677	10.733797	25.65%	32
2018	10.814716	8.542677	-21.01%	34
2017	8.709183	10.814716	24.18%	319
2016	9.115919	8.709183	-4.46%	322
2015	9.003381	9.115919	1.25%	324
2014*	10.000000	9.003381	-9.97%	253

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.935771	33.552241	29.37%	14,504
2018	28.741244	25.935771	-9.76%	15,173
2017	25.092208	28.741244	14.54%	18,880
2016	22.957060	25.092208	9.30%	30,011
2015	22.673431	22.957060	1.25%	49,986
2014	20.913854	22.673431	8.41%	141,655
2013	16.203001	20.913854	29.07%	227,612
2012	14.150389	16.203001	14.51%	257,665
2011	14.454684	14.150389	-2.11%	307,944
2010	12.708267	14.454684	13.74%	411,379
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.988124	44.576087	23.86%	5,779
2018	40.969357	35.988124	-12.16%	7,335
2017	36.623622	40.969357	11.87%	11,725
2016	31.692282	36.623622	15.56%	15,129
2015	34.367562	31.692282	-7.78%	45,239
2014	31.344434	34.367562	9.64%	54,320
2013	22.697960	31.344434	38.09%	29,754
2012	19.643856	22.697960	15.55%	48,069
2011	20.491527	19.643856	-4.14%	77,593
2010	16.957145	20.491527	20.84%	127,082
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.283587	17.081211	19.59%	16,824
2018	15.383644	14.283587	-7.15%	22,923
2017	13.244589	15.383644	16.15%	28,240
2016	13.842199	13.244589	-4.32%	66,454
2015	15.379658	13.842199	-10.00%	131,360
2014	16.532075	15.379658	-6.97%	137,779
2013	13.453793	16.532075	22.88%	234,521
2012	11.496395	13.453793	17.03%	226,891
2011	12.615839	11.496395	-8.87%	240,831
2010	11.821378	12.615839	6.72%	264,202
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.346098	13.480882	9.19%	8,998
2018	12.845318	12.346098	-3.89%	9,049
2017	12.261216	12.845318	4.76%	7,791
2016	10.745898	12.261216	14.10%	9,227
2015	11.704252	10.745898	-8.19%	17,987
2014	11.696013	11.704252	0.07%	25,302
2013	10.778669	11.696013	8.51%	55,285
2012*	10.000000	10.778669	7.79%	76,131

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.991822	21.662271	35.46%	11,929
2018	16.296147	15.991822	-1.87%	31,676
2017	13.076772	16.296147	24.62%	35,073
2016	12.548403	13.076772	4.21%	40,803
2015	13.562370	12.548403	-7.48%	21,309
2014	12.803416	13.562370	5.93%	14,188
2013	10.034030	12.803416	27.60%	12,228
2012*	10.000000	10.034030	0.34%	6,362
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	26.243178	31.510900	20.07%	0
2018	26.612117	26.243178	-1.39%	0
2017	22.938506	26.612117	16.02%	0
2016	22.389760	22.938506	2.45%	2,152
2015	22.706961	22.389760	-1.40%	2,260
2014	21.363178	22.706961	6.29%	2,265
2013	18.158731	21.363178	17.65%	1,338
2012	16.310797	18.158731	11.33%	1,042
2011	16.387081	16.310797	-0.47%	7,550
2010	15.434123	16.387081	6.17%	20,850
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.631895	10.336057	7.31%	5,856
2018	9.937263	9.631895	-3.07%	37,105
2017	9.790637	9.937263	1.50%	47,365
2016	9.752917	9.790637	0.39%	51,921
2015*	10.000000	9.752917	-2.47%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	40.066847	53.845491	34.39%	6,867
2018	40.115966	40.066847	-0.12%	7,225
2017	31.423185	40.115966	27.66%	10,986
2016	31.387885	31.423185	0.11%	21,013
2015	28.554535	31.387885	9.92%	30,048
2014	26.807892	28.554535	6.52%	27,354
2013	20.857130	26.807892	28.53%	38,594
2012	17.148792	20.857130	21.62%	52,468
2011	18.765144	17.148792	-8.61%	68,512
2010	17.946115	18.765144	4.56%	98,523
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.959068	32.650916	42.21%	30,633
2018	23.171680	22.959068	-0.92%	51,058
2017	16.282025	23.171680	42.31%	43,170
2016	14.562470	16.282025	11.81%	42,385
2015	14.171067	14.562470	2.76%	32,008
2014	13.197181	14.171067	7.38%	5,770
2013	9.926040	13.197181	32.96%	3,046
2012*	10.000000	9.926040	-0.74%	2,855

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.975939	31.076609	24.43%	9,841
2018	29.973501	24.975939	-16.67%	10,138
2017	23.333363	29.973501	28.46%	12,341
2016	25.468241	23.333363	-8.38%	13,745
2015	28.439244	25.468241	-10.45%	13,690
2014	32.947947	28.439244	-13.68%	25,187
2013	29.358871	32.947947	12.22%	35,915
2012	26.416467	29.358871	11.14%	51,442
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	868
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.586768	9.961986	16.02%	2,651
2018	10.737720	8.586768	-20.03%	2,626
2017	8.553702	10.737720	25.53%	2,423
2016	7.211469	8.553702	18.61%	17,853
2015	9.186139	7.211469	-21.50%	4,633
2014	9.809448	9.186139	-6.35%	142
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.853909	10.490337	6.46%	0
2018	10.139627	9.853909	-2.82%	0
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	1,752
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.785058	21.899032	38.73%	2,556
2018	16.357001	15.785058	-3.50%	1,890
2017	13.184204	16.357001	24.07%	2,042
2016	12.339473	13.184204	6.85%	2,846
2015	12.841227	12.339473	-3.91%	3,455
2014	14.136092	12.841227	-9.16%	3,776
2013	10.193457	14.136092	38.68%	15,527
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.547817	37.577449	27.18%	34,595
2018	33.569344	29.547817	-11.98%	54,831
2017	29.129303	33.569344	15.24%	79,335
2016	26.070291	29.129303	11.73%	92,245
2015	26.798471	26.070291	-2.72%	86,551
2014	24.763227	26.798471	8.22%	170,349
2013	18.597094	24.763227	33.16%	272,648
2012	16.343084	18.597094	13.79%	298,326
2011	16.720022	16.343084	-2.25%	378,526
2010	15.309174	16.720022	9.22%	441,815
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.821181	8.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.212559	21.238859	23.39%	22,223
2018	19.418232	17.212559	-11.36%	41,237
2017	15.591488	19.418232	24.54%	44,887
2016	15.289156	15.591488	1.98%	58,431
2015	14.643868	15.289156	4.41%	41,433
2014	14.745268	14.643868	-0.69%	39,287
2013	11.764382	14.745268	25.34%	33,170
2012	10.334130	11.764382	13.84%	23,146
2011	10.713597	10.334130	-3.54%	36,837
2010*	10.000000	10.713597	7.14%	27,677
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.527824	17.172217	37.07%	3,035
2018	12.685729	12.527824	-1.24%	3,324
2017	10.083851	12.685729	25.80%	3,585
2016	9.701430	10.083851	3.94%	3,822
2015*	10.000000	9.701430	-2.99%	8,781
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	12.854502	13.962531	8.62%	8,602
2018	13.211741	12.854502	-2.70%	10,561
2017	12.704353	13.211741	3.99%	11,717
2016	12.220458	12.704353	3.96%	13,034
2015	12.548898	12.220458	-2.62%	11,463
2014	11.880123	12.548898	5.63%	22,290
2013	12.168491	11.880123	-2.37%	20,734
2012	11.348781	12.168491	7.22%	25,420
2011	10.963809	11.348781	3.51%	33,585
2010	10.448159	10.963809	4.94%	79,896
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	22.223958	24.916324	12.11%	0
2018	24.348948	22.223958	-8.73%	0
2017	22.625269	24.348948	7.62%	0
2016	20.834390	22.625269	8.60%	0
2015	21.468648	20.834390	-2.95%	0
2014	21.248033	21.468648	1.04%	0
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	158
2010	18.111557	19.518249	7.77%	1,277
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.252237	11.617665	25.57%	0
2018	10.229866	9.252237	-9.56%	0
2017	9.255767	10.229866	10.52%	0
2016	8.197927	9.255767	12.90%	997
2015*	10.000000	8.197927	-18.02%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.212001	20.958969	21.77%	233
2018	18.885589	17.212001	-8.86%	235
2017	16.363969	18.885589	15.41%	434
2016	15.011228	16.363969	9.01%	4,280
2015	16.466602	15.011228	-8.84%	13,650
2014	17.121874	16.466602	-3.83%	15,150
2013	13.216730	17.121874	29.55%	5,816
2012	10.976031	13.216730	20.41%	5,563
2011	11.279557	10.976031	-2.69%	11,761
2010*	10.000000	11.279557	12.80%	343
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.822616	18.767008	18.61%	149,906
2018	16.958699	15.822616	-6.70%	189,573
2017	14.913334	16.958699	13.72%	884,958
2016	13.932083	14.913334	7.04%	1,303,108
2015	14.049200	13.932083	-0.83%	1,580,303
2014	13.626690	14.049200	3.10%	2,159,723
2013	11.255546	13.626690	21.07%	2,552,977
2012	9.905519	11.255546	13.63%	2,541,019
2011	9.993847	9.905519	-0.88%	2,655,052
2010	9.085128	9.993847	10.00%	2,638,980
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.963463	11.733282	7.02%	56,173
2018	11.286691	10.963463	-2.86%	68,647
2017	11.135357	11.286691	1.36%	286,364
2016	11.046140	11.135357	0.81%	462,460
2015	11.274673	11.046140	-2.03%	727,342
2014	10.936849	11.274673	3.09%	891,926
2013	11.431553	10.936849	-4.33%	947,257
2012	11.090766	11.431553	3.07%	796,132
2011	10.682066	11.090766	3.83%	809,884
2010	10.263054	10.682066	4.08%	786,176
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.497414	23.158395	32.35%	18,608
2018	19.673801	17.497414	-11.06%	22,460
2017	15.296414	19.673801	28.62%	32,846
2016	15.546905	15.296414	-1.61%	47,419
2015	14.859628	15.546905	4.63%	66,163
2014	14.859259	14.859628	0.00%	80,337
2013	11.762560	14.859259	26.33%	115,977
2012	9.811580	11.762560	19.88%	141,862
2011	11.016702	9.811580	-10.94%	153,971
2010	10.079451	11.016702	9.30%	185,529

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.472884	24.913830	27.94%	58,576
2018	19.962916	19.472884	-2.45%	72,568
2017	15.906207	19.962916	25.50%	84,928
2016	14.850890	15.906207	7.11%	112,628
2015	14.209820	14.850890	4.51%	157,164
2014	13.390128	14.209820	6.12%	181,896
2013	10.520324	13.390128	27.28%	278,012
2012	9.125578	10.520324	15.28%	362,765
2011	9.749596	9.125578	-6.40%	450,341
2010	8.399928	9.749596	16.07%	510,279
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.149392	19.929193	23.41%	108,295
2018	16.814519	16.149392	-3.96%	63,469
2017	14.042646	16.814519	19.74%	217,240
2016	12.872147	14.042646	9.09%	392,721
2015	12.967199	12.872147	-0.73%	574,098
2014	11.979667	12.967199	8.24%	777,895
2013	9.174469	11.979667	30.58%	850,606
2012	7.981188	9.174469	14.95%	781,498
2011	8.313029	7.981188	-3.99%	849,922
2010	7.628096	8.313029	8.98%	784,783
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.023749	16.106016	7.20%	18,088
2018	15.668083	15.023749	-4.11%	21,774
2017	15.004468	15.668083	4.42%	39,373
2016	14.062748	15.004468	6.70%	49,303
2015	14.746764	14.062748	-4.64%	74,776
2014	14.455656	14.746764	2.01%	111,703
2013	14.888032	14.455656	-2.90%	112,129
2012	13.506993	14.888032	10.22%	142,938
2011	13.031001	13.506993	3.65%	146,254
2010	11.999350	13.031001	8.60%	189,123
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	26.784636	33.405820	24.72%	45,094
2018	29.477479	26.784636	-9.14%	12,928
2017	25.504808	29.477479	15.58%	17,722
2016	22.089138	25.504808	15.46%	32,799
2015	24.061860	22.089138	-8.20%	37,005
2014	22.494948	24.061860	6.97%	78,352
2013	16.930563	22.494948	32.87%	112,506
2012	14.590393	16.930563	16.04%	134,683
2011	15.245979	14.590393	-4.30%	154,348
2010	13.448093	15.245979	13.37%	172,709

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.784987	11.044939	12.88%	0
2018	10.887679	9.784987	-10.13%	0
2017	9.361049	10.887679	16.31%	0
2016	9.256799	9.361049	1.13%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.060491	10.530057	4.67%	4,861
2018*	10.000000	10.060491	0.60%	2,383
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.839461	23.480985	12.68%	18,048
2018	21.879756	20.839461	-4.75%	22,182
2017	20.869521	21.879756	4.84%	28,443
2016	18.615655	20.869521	12.11%	43,624
2015	19.464422	18.615655	-4.36%	63,391
2014	19.328266	19.464422	0.70%	95,580
2013	18.382475	19.328266	5.15%	5,093
2012	16.341444	18.382475	12.49%	6,101
2011	16.028346	16.341444	1.95%	11,440
2010	14.424560	16.028346	11.12%	46,210
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.730962	19.786584	25.78%	3,178
2018	16.865530	15.730962	-6.73%	3,315
2017	13.765398	16.865530	22.52%	6,134
2016	12.345047	13.765398	11.51%	8,205
2015	12.723102	12.345047	-2.97%	8,682
2014	12.158791	12.723102	4.64%	10,368
2013	8.626280	12.158791	40.95%	29,427
2012	7.518932	8.626280	14.73%	11,989
2011	8.666687	7.518932	-13.24%	16,298
2010	7.648644	8.666687	13.31%	24,154
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.877822	12.885337	30.45%	13,142
2018	12.072433	9.877822	-18.18%	13,744
2017	9.792425	12.072433	23.28%	24,238
2016	10.224146	9.792425	-4.22%	28,785
2015	10.480173	10.224146	-2.44%	58,859
2014	10.818565	10.480173	-3.13%	225,283
2013	9.098988	10.818565	18.90%	336,722
2013	9.098988	10.818565	18.90%	336,722
2012	8.021231	9.098988	13.44%	360,226
2011	9.037755	8.021231	-11.25%	411,409
2010	8.086870	9.037755	11.76%	446,928

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.645864	33.760327	26.70%	10,395
2018	27.212555	26.645864	-2.08%	10,964
2017	23.044474	27.212555	18.09%	13,903
2016	21.110203	23.044474	9.16%	16,762
2015	21.355817	21.110203	-1.15%	32,271
2014	19.449084	21.355817	9.80%	125,766
2013	15.142923	19.449084	28.44%	186,934
2012	13.545453	15.142923	11.79%	208,846
2011	13.741266	13.545453	-1.42%	242,154
2010	12.358728	13.741266	11.19%	277,876
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.142161	15.997855	21.73%	3,067
2018	14.995855	13.142161	-12.36%	3,143
2017	12.746293	14.995855	17.65%	25,876
2016	11.977516	12.746293	6.42%	25,954
2015	12.414823	11.977516	-3.52%	26,223
2014	12.098340	12.414823	2.62%	23,453
2013	9.515335	12.098340	27.15%	29,308
2012	8.342554	9.515335	14.06%	29,119
2011	9.073972	8.342554	-8.06%	76,410
2010	8.038019	9.073972	12.89%	87,121
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.583824	14.356659	14.09%	12,610
2018	13.667802	12.583824	-7.93%	13,669
2017	12.420720	13.667802	10.04%	123,372
2016	11.919670	12.420720	4.20%	528,545
2015	12.268131	11.919670	-2.84%	682,220
2014	11.978252	12.268131	2.42%	783,588
2013	10.638464	11.978252	12.59%	849,342
2012	9.754944	10.638464	9.06%	703,054
2011	10.068809	9.754944	-3.12%	745,977
2010	9.286886	10.068809	8.42%	759,237
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.094312	15.461275	18.08%	20,057
2018	14.520578	13.094312	-9.82%	23,513
2017	12.767894	14.520578	13.73%	465,196
2016	12.114297	12.767894	5.40%	790,404
2015	12.502492	12.114297	-3.10%	1,027,653
2014	12.160437	12.502492	2.81%	1,199,442
2013	10.213369	12.160437	19.06%	1,199,758
2012	9.152368	10.213369	11.59%	1,137,310
2011	9.652592	9.152368	-5.18%	1,133,195
2010	8.745895	9.652592	10.37%	1,234,847

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.569699	12.573795	8.68%	5,720
2018	12.098134	11.569699	-4.37%	9,915
2017	11.582781	12.098134	4.45%	237,384
2016	11.274425	11.582781	2.74%	403,228
2015	11.565966	11.274425	-2.52%	514,469
2014	11.397682	11.565966	1.48%	858,979
2013	11.060972	11.397682	3.04%	1,015,206
2012	10.478460	11.060972	5.56%	1,076,394
2011	10.521626	10.478460	-0.41%	1,276,676
2010	10.032193	10.521626	4.88%	963,500
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.862112	12.144231	11.80%	0
2018	11.896590	10.862112	-8.70%	0
2017	10.555420	11.896590	12.71%	0
2016	10.182550	10.555420	3.66%	0
2015	10.834446	10.182550	-6.02%	0
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.147089	12.633881	13.34%	0
2018	12.216704	11.147089	-8.76%	0
2017	10.561046	12.216704	15.68%	8,815
2016	10.125079	10.561046	4.31%	17,160
2015	10.839288	10.125079	-6.59%	26,505
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.892479	14.957610	16.02%	32,136
2018	14.131604	12.892479	-8.77%	38,625
2017	12.626111	14.131604	11.92%	236,115
2016	12.045159	12.626111	4.82%	728,402
2015	12.398112	12.045159	-2.85%	966,725
2014	12.073604	12.398112	2.69%	1,042,359
2013	10.436655	12.073604	15.68%	1,361,855
2012	9.458397	10.436655	10.34%	1,491,016
2011	9.861439	9.458397	-4.09%	1,729,912
2010	9.016832	9.861439	9.37%	1,968,540

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.092817	15.715446	20.03%	10,031
2018	14.734467	13.092817	-11.14%	10,031
2017	12.707562	14.734467	15.95%	16,635
2016	12.026843	12.707562	5.66%	26,625
2015	12.434795	12.026843	-3.28%	93,871
2014	12.110286	12.434795	2.68%	375,578
2013	9.923178	12.110286	22.04%	741,819
2012	8.819139	9.923178	12.52%	742,159
2011	9.420558	8.819139	-6.38%	866,230
2010	8.466193	9.420558	11.27%	808,848
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.341675	13.852834	12.24%	1,852
2018	13.197817	12.341675	-6.49%	19,145
2017	12.230031	13.197817	7.91%	176,845
2016	11.748907	12.230031	4.10%	295,146
2015	12.093095	11.748907	-2.85%	415,638
2014	11.831755	12.093095	2.21%	539,889
2013	10.831315	11.831755	9.24%	616,082
2012	10.023566	10.831315	8.06%	906,830
2011	10.234577	10.023566	-2.06%	1,061,809
2010	9.558616	10.234577	7.07%	1,159,711
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.503815	14.916565	10.46%	4,922
2018	16.312102	13.503815	-17.22%	5,348
2017	13.535236	16.312102	20.52%	25,886
2016	13.630656	13.535236	-0.70%	45,050
2015	14.444317	13.630656	-5.63%	67,605
2014	16.013771	14.444317	-9.80%	182,906
2013	13.578670	16.013771	17.93%	263,990
2012	11.565412	13.578670	17.41%	306,526
2011	13.448274	11.565412	-14.00%	321,265
2010	12.877409	13.448274	4.43%	315,339
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.942017	12.747025	6.74%	16,217
2018	12.246366	11.942017	-2.49%	18,135
2017	11.969939	12.246366	2.31%	25,485
2016	11.607737	11.969939	3.12%	29,388
2015	11.925518	11.607737	-2.66%	65,258
2014	11.601293	11.925518	2.79%	162,787
2013	12.070883	11.601293	-3.89%	236,264
2012	11.436873	12.070883	5.54%	226,459
2011	10.962081	11.436873	4.33%	226,761
2010	10.454385	10.962081	4.86%	271,716

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.633130	13.595917	7.62%	8,833
2018	13.055746	12.633130	-3.24%	9,896
2017	12.811782	13.055746	1.90%	10,765
2016	12.624814	12.811782	1.48%	12,542
2015	12.923071	12.624814	-2.31%	15,355
2014	12.547427	12.923071	2.99%	20,094
2013	13.044692	12.547427	-3.81%	21,938
2012	12.401645	13.044692	5.19%	34,198
2011	11.908183	12.401645	4.14%	33,918
2010	11.216322	11.908183	6.17%	22,225
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.155550	14.296196	17.61%	0
2018	13.783614	12.155550	-11.81%	0
2017	11.906122	13.783614	15.77%	0
2016	10.884312	11.906122	9.39%	0
2015	11.445404	10.884312	-4.90%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.586935	13.371120	15.40%	14,339
2018	12.801411	11.586935	-9.49%	14,339
2017	11.451402	12.801411	11.79%	14,339
2016	10.720619	11.451402	6.82%	0
2015	11.112897	10.720619	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.551089	34.391851	20.46%	3,027
2018	35.312041	28.551089	-19.15%	4,954
2017	25.461436	35.312041	38.69%	7,548
2016	24.122786	25.461436	5.55%	12,396
2015	29.325680	24.122786	-17.74%	18,672
2014	31.678628	29.325680	-7.43%	22,379
2013	32.121554	31.678628	-1.38%	347
2012	27.960981	32.121554	14.88%	573
2011	36.785246	27.960981	-23.99%	717
2010	32.316511	36.785246	13.83%	2,063
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.914033	12.433191	4.36%	22,177
2018	12.139454	11.914033	-1.86%	65,084
2017	12.108969	12.139454	0.25%	72,890
2016	12.239542	12.108969	-1.07%	90,905
2015	12.477473	12.239542	-1.91%	77,482
2014	12.150998	12.477473	2.69%	251,980
2013	12.896769	12.150998	-5.78%	408,554
2012	12.744186	12.896769	1.20%	408,557
2011	12.099304	12.744186	5.33%	458,625
2010	11.758780	12.099304	2.90%	718,333

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.876176	8.871680	-0.05%	217,400
2018	8.915789	8.876176	-0.44%	313,026
2017	9.040660	8.915789	-1.38%	236,768
2016	9.205216	9.040660	-1.79%	268,681
2015	9.373944	9.205216	-1.80%	512,388
2014	9.545767	9.373944	-1.80%	652,259
2013	9.720735	9.545767	-1.80%	713,215
2012	9.899405	9.720735	-1.80%	896,585
2011	10.080348	9.899405	-1.80%	1,311,815
2010	10.265103	10.080348	-1.80%	1,093,972
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.471607	9.892559	16.77%	6,549
2018	10.126828	8.471607	-16.34%	8,209
2017	8.114806	10.126828	24.79%	12,531
2016	8.211100	8.114806	-1.17%	15,550
2015	8.639911	8.211100	-4.96%	17,078
2014	8.862087	8.639911	-2.51%	18,638
2013	7.676311	8.862087	15.45%	24,209
2012	6.784317	7.676311	13.15%	27,936
2011	7.676060	6.784317	-11.62%	44,704
2010	6.917197	7.676060	10.97%	51,667
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.278618	11.043466	19.02%	9,891
2018	11.004233	9.278618	-15.68%	11,522
2017	9.003411	11.004233	22.22%	10,609
2016	9.120290	9.003411	-1.28%	13,886
2015	9.418303	9.120290	-3.16%	47,748
2014	10.223577	9.418303	-7.88%	60,414
2013	8.603248	10.223577	18.83%	26,587
2012	7.411512	8.603248	16.08%	34,982
2011	8.659907	7.411512	-14.42%	40,250
2010	8.211043	8.659907	5.47%	115,039
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.481350	30.961142	21.51%	37,721
2018	28.472311	25.481350	-10.50%	41,247
2017	24.480921	28.472311	16.30%	39,247
2016	22.772343	24.480921	7.50%	44,272
2015	23.423588	22.772343	-2.78%	53,288
2014	22.720264	23.423588	3.10%	57,798
2013	18.182340	22.720264	24.96%	69,659
2012	15.975717	18.182340	13.81%	110,911
2011	16.933712	15.975717	-5.66%	232,196
2010	15.043224	16.933712	12.57%	276,705

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.752948	17.842616	13.27%	5,126
2018	16.861001	15.752948	-6.57%	5,648
2017	15.449516	16.861001	9.14%	47,483
2016	14.799176	15.449516	4.39%	59,798
2015	15.096673	14.799176	-1.97%	78,575
2014	14.699388	15.096673	2.70%	100,275
2013	13.197182	14.699388	11.38%	117,623
2012	12.286428	13.197182	7.41%	118,787
2011	12.401429	12.286428	-0.93%	182,410
2010	11.499991	12.401429	7.84%	98,553
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.454344	21.735849	17.78%	9,203
2018	20.094807	18.454344	-8.16%	9,203
2017	17.822756	20.094807	12.75%	159,291
2016	16.844848	17.822756	5.81%	262,241
2015	17.245351	16.844848	-2.32%	274,470
2014	16.691502	17.245351	3.32%	280,994
2013	14.224401	16.691502	17.34%	252,954
2012	12.904880	14.224401	10.22%	271,127
2011	13.265048	12.904880	-2.72%	284,100
2010	12.057478	13.265048	10.02%	239,327
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.708248	14.744791	7.56%	23,583
2018	14.217303	13.708248	-3.58%	27,309
2017	13.698722	14.217303	3.79%	207,093
2016	13.378693	13.698722	2.39%	224,492
2015	13.587950	13.378693	-1.54%	358,632
2014	13.318874	13.587950	2.02%	509,048
2013	12.937881	13.318874	2.94%	708,782
2012	12.527245	12.937881	3.28%	1,125,185
2011	12.393105	12.527245	1.08%	1,117,680
2010	11.917943	12.393105	3.99%	1,378,035
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.941450	12.141122	10.96%	0
2018	11.807374	10.941450	-7.33%	0
2017	10.543781	11.807374	11.98%	0
2016	10.156788	10.543781	3.81%	0
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.233201	12.713068	13.17%	0
2018	12.177545	11.233201	-7.75%	0
2017	10.601725	12.177545	14.86%	0
2016	10.093899	10.601725	5.03%	0
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.778720	22.869302	15.63%	132,880
2018	21.356379	19.778720	-7.39%	152,323
2017	19.257328	21.356379	10.90%	346,501
2016	18.302010	19.257328	5.22%	475,042
2015	18.700084	18.302010	-2.13%	682,652
2014	18.104816	18.700084	3.29%	995,081
2013	15.808117	18.104816	14.53%	1,481,373
2012	14.527801	15.808117	8.81%	1,687,753
2011	14.799515	14.527801	-1.84%	2,212,728
2010	13.587725	14.799515	8.92%	2,494,110
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	23.123863	27.664344	19.64%	59,272
2018	25.522175	23.123863	-9.40%	86,082
2017	22.273646	25.522175	14.58%	109,492
2016	20.907507	22.273646	6.53%	182,494
2015	21.447290	20.907507	-2.52%	419,162
2014	20.808912	21.447290	3.07%	646,930
2013	17.315454	20.808912	20.18%	851,621
2012	15.500648	17.315454	11.71%	971,442
2011	16.127159	15.500648	-3.88%	1,250,114
2010	14.554604	16.127159	10.80%	1,422,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.753283	18.669960	11.44%	64,636
2018	17.723504	16.753283	-5.47%	89,978
2017	16.525257	17.723504	7.25%	121,640
2016	15.919441	16.525257	3.81%	146,085
2015	16.216208	15.919441	-1.83%	240,720
2014	15.766218	16.216208	2.85%	320,673
2013	14.530234	15.766218	8.51%	502,374
2012	13.696059	14.530234	6.09%	669,616
2011	13.664709	13.696059	0.23%	864,721
2010	12.823011	13.664709	6.56%	1,091,961
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.438107	4.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.737929	7.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.178367	21.966836	27.87%	25,962
2018	18.101566	17.178367	-5.10%	39,094
2017	14.191906	18.101566	27.55%	42,592
2016	14.169339	14.191906	0.16%	51,721
2015	13.991194	14.169339	1.27%	81,434
2014	12.934965	13.991194	8.17%	136,535
2013	9.799546	12.934965	32.00%	203,596
2012	8.592706	9.799546	14.04%	253,776
2011	9.042175	8.592706	-4.97%	350,044
2010	7.981912	9.042175	13.28%	453,247
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.953211	12.796492	16.83%	0
2018	11.720081	10.953211	-6.54%	0
2017	10.152240	11.720081	15.44%	0
2016	9.523759	10.152240	6.60%	0
2015	9.921279	9.523759	-4.01%	0
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.292316	14.724636	19.79%	0
2018	12.849790	12.292316	-4.34%	0
2017	10.751822	12.849790	19.51%	0
2016	9.948971	10.751822	8.07%	496
2015	10.117028	9.948971	-1.66%	5,675
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.478699	37.058111	34.86%	47,564
2018	28.423199	27.478699	-3.32%	57,321
2017	22.777133	28.423199	24.79%	64,901
2016	22.447233	22.777133	1.47%	73,727
2015	21.807049	22.447233	2.94%	93,405
2014	20.455327	21.807049	6.61%	164,310
2013	15.284154	20.455327	33.83%	296,942
2012	13.143632	15.284154	16.29%	456,769
2011	13.726542	13.143632	-4.25%	623,534
2010	12.880958	13.726542	6.56%	910,520
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.981168	28.589172	24.40%	20,147
2018	25.853278	22.981168	-11.11%	23,795
2017	24.277290	25.853278	6.49%	36,789
2016	20.564449	24.277290	18.05%	49,106
2015	21.914860	20.564449	-6.16%	49,485
2014	19.758272	21.914860	10.91%	77,131
2013	15.280576	19.758272	29.30%	128,034
2012	13.597116	15.280576	12.38%	166,902
2011	13.778810	13.597116	-1.32%	246,374
2010	12.400366	13.778810	11.12%	299,671

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.683762	45.264051	23.39%	7,285
2018	42.159701	36.683762	-12.99%	10,272
2017	37.079358	42.159701	13.70%	13,686
2016	31.388512	37.079358	18.13%	17,286
2015	32.794989	31.388512	-4.29%	51,106
2014	30.520937	32.794989	7.45%	56,028
2013	23.360061	30.520937	30.65%	71,764
2012	20.250791	23.360061	15.35%	67,694
2011	21.159631	20.250791	-4.30%	70,891
2010	17.073555	21.159631	23.93%	126,738
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.937779	15.912035	14.16%	4,078
2018	17.171596	13.937779	-18.83%	4,483
2017	14.269710	17.171596	20.34%	9,118
2016	13.841080	14.269710	3.10%	19,778
2015	14.890866	13.841080	-7.05%	22,994
2014	16.788548	14.890866	-11.30%	30,929
2013	14.123274	16.788548	18.87%	0
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	1,136
2010	14.395582	14.969960	3.99%	1,141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.960579	17.150145	22.85%	3,099
2018	16.118983	13.960579	-13.39%	8,364
2017	14.352321	16.118983	12.31%	12,964
2016	12.593902	14.352321	13.96%	16,065
2015	13.281183	12.593902	-5.17%	141,150
2014	12.267987	13.281183	8.26%	174,419
2013	9.252011	12.267987	32.60%	89,692
2012	8.012466	9.252011	15.47%	105,189
2011	8.688406	8.012466	-7.78%	127,419
2010	7.847341	8.688406	10.72%	198,849
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.702399	21.529144	21.62%	4,511
2018	20.759846	17.702399	-14.73%	4,875
2017	18.569436	20.759846	11.80%	7,001
2016	16.079785	18.569436	15.48%	12,683
2015	16.861109	16.079785	-4.63%	26,875
2014	14.672824	16.861109	14.91%	113,815
2013	11.012612	14.672824	33.24%	170,710
2012	9.639322	11.012612	14.25%	199,052
2011	10.048939	9.639322	-4.08%	228,547
2010	8.553700	10.048939	17.48%	266,785

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.136176	33.416182	32.94%	2,768
2018	27.891316	25.136176	-9.88%	2,281
2017	22.785227	27.891316	22.41%	3,010
2016	21.471510	22.785227	6.12%	2,390
2015	21.749917	21.471510	-1.28%	2,948
2014	21.600360	21.749917	0.69%	5,811
2013	15.280298	21.600360	41.36%	11,763
2012	13.759512	15.280298	11.05%	17,053
2011	14.132927	13.759512	-2.64%	21,977
2010	11.503780	14.132927	22.85%	45,040
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.275571	37.618705	16.55%	3,417
2018	39.662268	32.275571	-18.62%	3,635
2017	37.136550	39.662268	6.80%	5,081
2016	30.104323	37.136550	23.36%	7,673
2015	32.713688	30.104323	-7.98%	6,953
2014	31.202424	32.713688	4.84%	8,418
2013	22.691833	31.202424	37.51%	17,706
2012	19.208436	22.691833	18.13%	24,187
2011	20.688034	19.208436	-7.15%	25,518
2010	16.657048	20.688034	24.20%	32,531
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	31.805962	39.152336	23.10%	3,482
2018	37.161708	31.805962	-14.41%	4,692
2017	33.428583	37.161708	11.17%	4,550
2016	27.777485	33.428583	20.34%	6,247
2015	28.833128	27.777485	-3.66%	6,544
2014	29.199343	28.833128	-1.25%	11,953
2013	21.155476	29.199343	38.02%	19,976
2012	18.697175	21.155476	13.15%	28,541
2011	20.212173	18.697175	-7.50%	27,827
2010	16.468562	20.212173	22.73%	54,473
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.633123	20.588120	23.78%	8,223
2018	17.997105	16.633123	-7.58%	8,990
2017	15.482809	17.997105	16.24%	14,636
2016	14.318384	15.482809	8.13%	23,409
2015	14.642117	14.318384	-2.21%	50,043
2014	13.492474	14.642117	8.52%	181,151
2013	9.916587	13.492474	36.06%	294,820
2012	9.066692	9.916587	9.37%	331,301
2011	9.544246	9.066692	-5.00%	370,083
2010	7.865745	9.544246	21.34%	428,160

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.119037	16.805169	28.10%	16,619
2018	13.925887	13.119037	-5.79%	18,556
2017	13.359676	13.925887	4.24%	20,048
2016	12.692848	13.359676	5.25%	24,660
2015	13.701058	12.692848	-7.36%	33,702
2014	10.848682	13.701058	26.29%	71,609
2013	10.757084	10.848682	0.85%	79,688
2012	9.477882	10.757084	13.50%	143,411
2011	9.093061	9.477882	4.23%	241,268
2010	7.132550	9.093061	27.49%	365,920
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.611411	20.058297	28.48%	0
2018	16.713738	15.611411	-6.60%	0
2017	14.039385	16.713738	19.05%	5,836
2016	12.833474	14.039385	9.40%	7,112
2015	12.946640	12.833474	-0.87%	9,272
2014	11.659226	12.946640	11.04%	3,911
2013*	10.000000	11.659226	16.59%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.917375	10.136915	2.21%	35,380
2018	10.017986	9.917375	-1.00%	34,410
2017	10.042521	10.017986	-0.24%	32,440
2016	9.977485	10.042521	0.65%	44,617
2015	10.195152	9.977485	-2.14%	66,605
2014	10.331000	10.195152	-1.31%	78,996
2013	10.509297	10.331000	-1.70%	96,572
2012	10.338148	10.509297	1.66%	113,041
2011	10.392235	10.338148	-0.52%	102,374
2010	10.332676	10.392235	0.58%	111,229
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.919605	17.080887	22.71%	0
2018	15.990104	13.919605	-12.95%	0
2017	14.260108	15.990104	12.13%	921
2016	12.013426	14.260108	18.70%	1,017
2015	12.861546	12.013426	-6.59%	1,069
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.330681	21.944380	34.38%	14,443
2018	17.892890	16.330681	-8.73%	15,447
2017	14.287537	17.892890	25.23%	21,418
2016	13.718002	14.287537	4.15%	27,879
2015	14.017936	13.718002	-2.14%	61,560
2014	13.762966	14.017936	1.85%	135,362
2013	10.111494	13.762966	36.11%	210,379
2012	8.981908	10.111494	12.58%	243,496
2011	9.572291	8.981908	-6.17%	278,153
2010	7.707532	9.572291	24.19%	370,566
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	32.794269	42.664265	30.10%	617
2018	35.743056	32.794269	-8.25%	620
2017	29.219140	35.743056	22.33%	624
2016	28.564487	29.219140	2.29%	725
2015	28.801587	28.564487	-0.82%	874
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.670872	9.846932	1.82%	17,027
2018	9.749573	9.670872	-0.81%	22,326
2017	9.840098	9.749573	-0.92%	88,082
2016	9.899264	9.840098	-0.60%	103,472
2015	10.062229	9.899264	-1.62%	141,378
2014	10.184536	10.062229	-1.20%	235,483
2013	10.307634	10.184536	-1.19%	345,667
2012	10.034926	10.307634	2.72%	362,057
2011	10.188937	10.034926	-1.51%	360,181
2010	9.854848	10.188937	3.39%	444,593
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	26.892822	33.244749	23.62%	2,941
2018	29.052132	26.892822	-7.43%	3,600
2017	24.979462	29.052132	16.30%	6,405
2016	23.152711	24.979462	7.89%	7,126
2015	23.686915	23.152711	-2.26%	7,898
2014	21.852392	23.686915	8.40%	6,516
2013	16.171660	21.852392	35.13%	12,967
2012	14.839478	16.171660	8.98%	24,880
2011	15.591222	14.839478	-4.82%	39,424
2010	12.923170	15.591222	20.65%	55,387
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.495812	11.517301	9.73%	2,515
2018	11.305064	10.495812	-7.16%	2,635
2017	10.153309	11.305064	11.34%	21,169
2016	9.157129	10.153309	10.88%	34,457
2015	10.268491	9.157129	-10.82%	47,573
2014	10.409361	10.268491	-1.35%	33,187
2013	10.588592	10.409361	-1.69%	63,978
2012*	10.000000	10.588592	5.89%	13,700

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.757791	10.986182	12.59%	2,059
2018	10.441497	9.757791	-6.55%	2,059
2017	9.685138	10.441497	7.81%	2,559
2016	8.711155	9.685138	11.18%	4,194
2015	9.085729	8.711155	-4.12%	0
2014	9.124117	9.085729	-0.42%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.916043	11.461093	4.99%	1,390
2018	11.589335	10.916043	-5.81%	1,390
2017	10.657165	11.589335	8.75%	7,232
2016	10.545781	10.657165	1.06%	7,642
2015	11.569222	10.545781	-8.85%	9,142
2014	11.745940	11.569222	-1.50%	19,000
2013	12.801943	11.745940	-8.25%	20,025
2012	12.388995	12.801943	3.33%	25,676
2011	11.636134	12.388995	6.47%	42,729
2010	10.834026	11.636134	7.40%	33,013
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.783224	11.004618	2.05%	67,234
2018	10.955988	10.783224	-1.58%	17,215
2017	11.018280	10.955988	-0.57%	73,704
2016	11.075154	11.018280	-0.51%	97,030
2015	11.254659	11.075154	-1.59%	143,756
2014	11.375834	11.254659	-1.07%	209,514
2013	11.611314	11.375834	-2.03%	279,849
2012	11.181746	11.611314	3.84%	348,667
2011	11.272539	11.181746	-0.81%	347,214
2010	10.913226	11.272539	3.29%	377,292
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.086363	10.171867	0.85%	210,777
2018	10.127724	10.086363	-0.41%	17,744
2017	10.080478	10.127724	0.47%	5,125
2016*	10.000000	10.080478	0.80%	5,125
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.515040	11.177377	6.30%	34,219
2018	10.777277	10.515040	-2.43%	59,669
2017	10.469937	10.777277	2.94%	56,051
2016	10.392814	10.469937	0.74%	70,835
2015	10.547913	10.392814	-1.47%	76,116
2014	10.311521	10.547913	2.29%	93,564
2013	10.720627	10.311521	-3.82%	80,380
2012	9.970403	10.720627	7.52%	109,883
2011*	10.000000	9.970403	-0.30%	32,657

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.087430	12.917736	28.06%	0
2018	11.226376	10.087430	-10.15%	17
2017*	10.000000	11.226376	12.26%	2,692
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.333455	17.904376	34.28%	0
2018	13.263587	13.333455	0.53%	0
2017	10.317463	13.263587	28.55%	0
2016*	10.000000	10.317463	3.17%	1,170
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.147283	19.845089	22.90%	0
2018	20.331112	16.147283	-20.58%	0
2017	16.355298	20.331112	24.31%	0
2016	17.073155	16.355298	-4.20%	0
2015	17.361809	17.073155	-1.66%	0
2014	18.965542	17.361809	-8.46%	0
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	130
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.466303	42.272859	26.31%	8,086
2018	33.793616	33.466303	-0.97%	9,892
2017	27.030101	33.793616	25.02%	11,732
2016	30.827671	27.030101	-12.32%	38,918
2015	27.912004	30.827671	10.45%	46,294
2014	21.660182	27.912004	28.86%	58,302
2013	14.654528	21.660182	47.81%	73,928
2012	11.392176	14.654528	28.64%	47,005
2011	10.509110	11.392176	8.40%	19,917
2010*	10.000000	10.509110	5.09%	2,505
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.118416	5.606623	9.54%	285
2018	7.282798	5.118416	-29.72%	285
2017	7.565042	7.282798	-3.73%	2,300
2016	5.371409	7.565042	40.84%	89,727
2015	8.241290	5.371409	-34.82%	14,752
2014	10.405712	8.241290	-20.80%	22,872
2013	9.607335	10.405712	8.31%	16,963
2012*	10.000000	9.607335	-3.93%	2,904

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.246166	5.763203	9.86%	11,640
2018	7.449469	5.246166	-29.58%	11,665
2017	7.716662	7.449469	-3.46%	11,694
2016	5.467732	7.716662	41.13%	11,722
2015	8.366467	5.467732	-34.65%	17,598
2014	10.532019	8.366467	-20.56%	77,739
2013	9.702966	10.532019	8.54%	84,983
2012*	10.000000	9.702966	-2.97%	86,855
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.757934	7.58%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.139262	34.493737	22.58%	1,057
2018	28.287779	28.139262	-0.53%	8,881
2017	22.886613	28.287779	23.60%	11,867
2016	21.629384	22.886613	5.81%	15,930
2015	22.679656	21.629384	-4.63%	4,477
2014	23.537434	22.679656	-3.64%	3,037
2013	15.954536	23.537434	47.53%	12,253
2012	15.062138	15.954536	5.92%	7,044
2011	16.076701	15.062138	-6.31%	16,676
2010	12.913770	16.076701	24.49%	31,311

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.400187	12.894632	13.11%	811
2018	12.537474	11.400187	-9.07%	882
2017	11.172804	12.537474	12.21%	956
2016	11.012140	11.172804	1.46%	1,032
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	27.237420	33.045735	21.32%	988
2018	29.476648	27.237420	-7.60%	1,003
2017	25.321436	29.476648	16.41%	1,059
2016	23.226144	25.321436	9.02%	1,059
2015	23.331079	23.226144	-0.45%	1,152
2014	21.750161	23.331079	7.27%	1,622
2013	16.464439	21.750161	32.10%	1,885
2012	14.308110	16.464439	15.07%	2,704
2011	13.742989	14.308110	4.11%	2,827
2010	12.413111	13.742989	10.71%	3,229
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	34.732603	40.874802	17.68%	500
2018	41.781949	34.732603	-16.87%	697
2017	37.720118	41.781949	10.77%	735
2016	30.794342	37.720118	22.49%	3,212
2015	33.269220	30.794342	-7.44%	3,915
2014	31.112937	33.269220	6.93%	5,868
2013	23.031215	31.112937	35.09%	17,594
2012	19.807956	23.031215	16.27%	21,053
2011	22.084830	19.807956	-10.31%	6,918
2010	17.774548	22.084830	24.25%	7,695
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.423356	13.279058	6.89%	2,009
2018	13.025991	12.423356	-4.63%	2,138
2017	12.800830	13.025991	1.76%	12,370
2016	12.493311	12.800830	2.46%	4,553
2015	13.050939	12.493311	-4.27%	6,177
2014	12.872186	13.050939	1.39%	18,938
2013	14.329952	12.872186	-10.17%	29,967
2012	13.596485	14.329952	5.39%	47,184
2011	12.396085	13.596485	9.68%	47,069
2010	12.014646	12.396085	3.17%	64,247

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	25.855443	31.403795	21.46%	2,020
2018	28.387690	25.855443	-8.92%	2,409
2017	24.041349	28.387690	18.08%	3,417
2016	21.637181	24.041349	11.11%	3,494
2015	23.439460	21.637181	-7.69%	6,121
2014	21.259600	23.439460	10.25%	7,084
2013	15.987293	21.259600	32.98%	9,724
2012	14.231776	15.987293	12.34%	10,286
2011	14.096731	14.231776	0.96%	10,587
2010	12.613872	14.096731	11.76%	10,238
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.430609	30.930890	26.61%	3,587
2018	28.601171	24.430609	-14.58%	4,140
2017	26.140946	28.601171	9.41%	5,155
2016	21.702037	26.140946	20.45%	11,181
2015	22.465985	21.702037	-3.40%	9,515
2014	19.691725	22.465985	14.09%	20,981
2013	15.444726	19.691725	27.50%	11,791
2012	13.539412	15.444726	14.07%	13,152
2011	13.911364	13.539412	-2.67%	16,959
2010	11.912745	13.911364	16.78%	20,600
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.189411	11.487279	12.74%	0
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.686901	10.377379	7.13%	0
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.516814	14.407902	25.10%	0
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.893306	17.213255	15.58%	3,730
2018	16.420092	14.893306	-9.30%	5,440
2017	14.711924	16.420092	11.61%	7,642
2016	14.439042	14.711924	1.89%	14,808
2015	14.859989	14.439042	-2.83%	16,893
2014	14.853093	14.859989	0.05%	10,676
2013	13.226327	14.853093	12.30%	15,687
2012	12.254789	13.226327	7.93%	14,370
2011	12.956952	12.254789	-5.42%	5,679
2010	12.027073	12.956952	7.73%	9,275
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.967071	12.901420	17.64%	0
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	38.294076	45.934517	19.95%	788
2018	42.867748	38.294076	-10.67%	811
2017	38.854190	42.867748	10.33%	1,495
2016	31.484344	38.854190	23.41%	3,673
2015	32.842926	31.484344	-4.14%	2,033
2014	31.831718	32.842926	3.18%	2,871
2013	23.047568	31.831718	38.11%	18,015
2012	20.289105	23.047568	13.60%	11,200
2011	20.555092	20.289105	-1.29%	15,908
2010	16.643625	20.555092	23.50%	16,870
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.629213	36.636450	27.97%	3,642
2018	30.660387	28.629213	-6.62%	5,724
2017	25.770073	30.660387	18.98%	6,666
2016	23.559022	25.770073	9.39%	7,163
2015	23.796436	23.559022	-1.00%	9,523
2014	21.435938	23.796436	11.01%	11,898
2013	16.582303	21.435938	29.27%	16,340
2012	14.631439	16.582303	13.33%	18,391
2011	14.668947	14.631439	-0.26%	25,483
2010	13.048410	14.668947	12.42%	31,763

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.626540	32.768158	33.06%	1,826
2018	27.012031	24.626540	-8.83%	1,695
2017	21.667347	27.012031	24.67%	1,737
2016	20.508999	21.667347	5.65%	3,475
2015	21.478467	20.508999	-4.51%	4,822
2014	20.294866	21.478467	5.83%	5,261
2013	17.113277	20.294866	18.59%	11,673
2012	15.831612	17.113277	8.10%	22,079
2011	14.833045	15.831612	6.73%	21,315
2010	13.136134	14.833045	12.92%	15,574
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	20.286059	24.189839	19.24%	63
2018	25.610481	20.286059	-20.79%	63
2017	20.978955	25.610481	22.08%	76
2016	18.300704	20.978955	14.63%	92
2015	19.128157	18.300704	-4.33%	97
2014	19.234554	19.128157	-0.55%	107
2013	13.221548	19.234554	45.48%	136
2012	11.203746	13.221548	18.01%	151
2011	13.281829	11.203746	-15.65%	16
2010	10.344205	13.281829	28.40%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.581305	10.957873	14.37%	0
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.345931	16.730056	25.36%	231
2018	16.373310	13.345931	-18.49%	231
2017	14.926019	16.373310	9.70%	10,382
2016	11.600441	14.926019	28.67%	11,880
2015	12.635690	11.600441	-8.19%	12,624
2014	12.189031	12.635690	3.66%	2,490
2013*	10.000000	12.189031	21.89%	438
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.247554	10.769960	5.10%	2,974
2018	10.450759	10.247554	-1.94%	3,634
2017	10.292872	10.450759	1.53%	2,358
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	13,261
2014	10.034262	9.904984	-1.29%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.035522	10.634551	17.70%	4,562
2018*	10.000000	9.035522	-9.64%	4,593

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	13.072883	14.007564	7.15%	1,393
2018	13.425843	13.072883	-2.63%	1,497
2017	13.183886	13.425843	1.84%	1,586
2016	12.973504	13.183886	1.62%	3,151
2015	13.276380	12.973504	-2.28%	4,109
2014	13.067579	13.276380	1.60%	6,476
2013	13.214717	13.067579	-1.11%	6,905
2012	12.302288	13.214717	7.42%	9,069
2011	12.288936	12.302288	0.11%	20,013
2010	11.562875	12.288936	6.28%	18,180
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.214245	10.415966	26.80%	0
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.369991	17.461650	13.61%	0
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	1,951
2012	11.773339	12.893469	9.51%	6,053
2011	12.046245	11.773339	-2.27%	5,910
2010	10.905056	12.046245	10.46%	7,235
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.213216	19.076708	17.66%	563
2018	17.589656	16.213216	-7.83%	570
2017	15.413830	17.589656	14.12%	3,620
2016	14.842293	15.413830	3.85%	16,398
2015	15.191805	14.842293	-2.30%	19,763
2014	14.798126	15.191805	2.66%	34,551
2013	13.038437	14.798126	13.50%	38,493
2012	11.749070	13.038437	10.97%	50,567
2011	12.120556	11.749070	-3.06%	53,233
2010	10.801171	12.120556	12.22%	30,948
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.275149	21.043978	21.82%	0
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	39,477
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	3,356
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
2010	10.551525	12.002147	13.75%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.112802	13.537549	21.82%	14,950
2018	11.849713	11.112802	-6.22%	6,917
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	32.536258	41.921906	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.863848	12.788366	7.79%	3,249
2018	16.068729	11.863848	-26.17%	4,035
2017	16.838069	16.068729	-4.57%	7,689
2016	12.849277	16.838069	31.04%	8,764
2015	16.519684	12.849277	-22.22%	10,347
2014	19.294532	16.519684	-14.38%	11,657
2013	15.834717	19.294532	21.85%	16,182
2012	15.404595	15.834717	2.79%	18,810
2011	16.555210	15.404595	-6.95%	50,710
2010	14.155272	16.555210	16.95%	25,205
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.853768	29.758983	24.76%	1,918
2018	26.574823	23.853768	-10.24%	3,033
2017	24.033906	26.574823	10.57%	5,651
2016	20.801784	24.033906	15.54%	7,788
2015	22.131963	20.801784	-6.01%	13,079
2014	20.786507	22.131963	6.47%	17,595
2013	16.567748	20.786507	25.46%	32,093
2012	14.421183	16.567748	14.88%	41,273
2011	14.596869	14.421183	-1.20%	58,582
2010	12.941302	14.596869	12.79%	53,204
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.445644	14.568212	27.28%	0
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.882183	41.924548	31.50%	3,980
2018	32.627632	31.882183	-2.28%	4,116
2017	24.656166	32.627632	32.33%	4,493
2016	24.982242	24.656166	-1.31%	5,344
2015	23.809250	24.982242	4.93%	12,194
2014	21.851505	23.809250	8.96%	29,817
2013	16.369918	21.851505	33.49%	12,223
2012	14.579335	16.369918	12.28%	43,854
2011	14.858393	14.579335	-1.88%	66,103
2010	12.221840	14.858393	21.57%	32,569

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.380594	14.368136	7.38%	5,332
2018	13.742374	13.380594	-2.63%	5,909
2017	13.463234	13.742374	2.07%	6,814
2016	13.128412	13.463234	2.55%	20,966
2015	13.490516	13.128412	-2.68%	12,651
2014	13.013706	13.490516	3.66%	28,937
2013	13.538964	13.013706	-3.88%	67,679
2012	13.062768	13.538964	3.65%	85,973
2011	12.433559	13.062768	5.06%	134,224
2010	11.778830	12.433559	5.56%	99,082
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	37.199566	44.971957	20.89%	3,608
2018	44.475111	37.199566	-16.36%	4,117
2017	37.590820	44.475111	18.31%	4,564
2016	34.217541	37.590820	9.86%	5,657
2015	35.439781	34.217541	-3.45%	9,490
2014	34.053791	35.439781	4.07%	12,331
2013	25.535746	34.053791	33.36%	18,073
2012	22.710878	25.535746	12.44%	27,045
2011	25.955059	22.710878	-12.50%	38,625
2010	20.567387	25.955059	26.20%	42,172
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.179267	26.504231	25.14%	5,368
2018	25.406355	21.179267	-16.64%	6,352
2017	19.912388	25.406355	27.59%	7,143
2016	21.414890	19.912388	-7.02%	8,698
2015	21.122287	21.414890	1.39%	10,931
2014	23.467574	21.122287	-9.99%	515
2013	18.368513	23.467574	27.76%	1,561
2012	15.547217	18.368513	18.15%	1,681
2011	19.162728	15.547217	-18.87%	1,551
2010	17.303661	19.162728	10.74%	1,276
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.130620	13.431859	20.67%	0
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	28.801934	37.908676	31.62%	1,695
2018	35.572755	28.801934	-19.03%	2,098
2017	30.432943	35.572755	16.89%	2,131
2016	28.374140	30.432943	7.26%	2,394
2015	29.861731	28.374140	-4.98%	3,058
2014	28.564214	29.861731	4.54%	3,301
2013	22.354752	28.564214	27.78%	3,352
2012	17.925535	22.354752	24.71%	4,105
2011	20.077343	17.925535	-10.72%	8,227
2010	16.191033	20.077343	24.00%	6,543

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.158733	14.303784	17.64%	2,288
2018	13.712315	12.158733	-11.33%	2,325
2017	12.475601	13.712315	9.91%	10,091
2016	11.229923	12.475601	11.09%	9,009
2015	12.199628	11.229923	-7.95%	9,459
2014	12.085384	12.199628	0.95%	3,852
2013	9.948307	12.085384	21.48%	28,542
2012	8.788696	9.948307	13.19%	6,202
2011	9.094250	8.788696	-3.36%	3,788
2010	8.403837	9.094250	8.22%	5,136
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.097069	17.197363	13.91%	2,292
2018	16.075119	15.097069	-6.08%	2,383
2017	14.932768	16.075119	7.65%	2,464
2016	13.342350	14.932768	11.92%	2,532
2015	14.625625	13.342350	-8.77%	4,172
2014	14.243831	14.625625	2.68%	13,458
2013	12.736606	14.243831	11.83%	22,596
2012	11.519704	12.736606	10.56%	54,263
2011	11.463051	11.519704	0.49%	59,778
2010	10.365402	11.463051	10.59%	62,329
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	28.703614	36.408056	26.84%	5,122
2018	30.811433	28.703614	-6.84%	5,295
2017	26.037409	30.811433	18.34%	5,636
2016	22.859555	26.037409	13.90%	6,158
2015	24.172251	22.859555	-5.43%	8,026
2014	22.651933	24.172251	6.71%	9,675
2013	17.795419	22.651933	27.29%	13,180
2012	16.194475	17.795419	9.89%	20,131
2011	15.565291	16.194475	4.04%	22,019
2010	13.144812	15.565291	18.41%	26,677
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	33.568690	41.628804	24.01%	2,840
2018	39.260695	33.568690	-14.50%	3,392
2017	36.148135	39.260695	8.61%	3,628
2016	28.287927	36.148135	27.79%	4,320
2015	31.120067	28.287927	-9.10%	6,640
2014	31.526727	31.120067	-1.29%	9,903
2013	23.576811	31.526727	33.72%	17,910
2012	20.291086	23.576811	16.19%	25,672
2011	21.480554	20.291086	-5.54%	34,246
2010	17.068056	21.480554	25.85%	34,882

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.646800	11.996096	24.35%	998
2018	11.673626	9.646800	-17.36%	1,115
2017	8.470166	11.673626	37.82%	2,384
2016	7.347752	8.470166	15.28%	2,556
2015	9.311771	7.347752	-21.09%	2,752
2014*	10.000000	9.311771	-6.88%	5,425
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	19.200498	21.206428	10.45%	2,398
2018	23.137498	19.200498	-17.02%	2,232
2017	20.200245	23.137498	14.54%	2,277
2016	19.202150	20.200245	5.20%	2,945
2015	20.922657	19.202150	-8.22%	8,119
2014	23.987403	20.922657	-12.78%	10,307
2013	19.874113	23.987403	20.70%	1,581
2012	17.126834	19.874113	16.04%	1,747
2011	19.525697	17.126834	-12.29%	2,224
2010	18.350761	19.525697	6.40%	1,340
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.225201	9.236796	0.13%	11,281
2018	9.221366	9.225201	0.04%	12,926
2017	9.217198	9.221366	0.05%	13,267
2016	9.122386	9.217198	1.04%	16,501
2015	9.712457	9.122386	-6.08%	17,847
2014	9.717412	9.712457	-0.05%	36,934
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.429456	12.557069	9.87%	0
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.370703	10.008739	6.81%	0
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.386933	9.675156	3.07%	0
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	592

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.948285	22.694272	33.90%	1,212
2018	17.968655	16.948285	-5.68%	1,246
2017	14.411286	17.968655	24.68%	1,280
2016	14.391896	14.411286	0.13%	1,317
2015	13.998245	14.391896	2.81%	1,357
2014	13.185054	13.998245	6.17%	1,419
2013	9.609358	13.185054	37.21%	5,263
2012*	10.000000	9.609358	-3.91%	5,924
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.031468	15.992767	22.72%	0
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.456880	41.876703	29.02%	2,653
2018	38.186898	32.456880	-15.01%	2,791
2017	28.538983	38.186898	33.81%	3,426
2016	29.121185	28.538983	-2.00%	3,528
2015	28.619119	29.121185	1.75%	4,138
2014	28.571159	28.619119	0.17%	7,004
2013	22.922434	28.571159	24.64%	2,398
2012	19.309873	22.922434	18.71%	2,934
2011	21.507168	19.309873	-10.22%	3,360
2010	18.938318	21.507168	13.56%	3,922
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.710614	10.541857	8.56%	437
2018	10.365188	9.710614	-6.32%	876
2017	9.958849	10.365188	4.08%	917
2016	9.547855	9.958849	4.30%	1,266
2015	9.976437	9.547855	-4.30%	2,107
2014	9.917390	9.976437	0.60%	2,183
2013	10.141553	9.917390	-2.21%	3,258
2012*	10.000000	10.141553	1.42%	5,657
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.522400	10.702863	25.59%	833
2018	10.794560	8.522400	-21.05%	869
2017	8.697364	10.794560	24.11%	920
2016	9.108170	8.697364	-4.51%	958
2015	9.000321	9.108170	1.20%	1,000
2014*	10.000000	9.000321	-10.00%	1,690

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.726942	33.265147	29.30%	1,559
2018	28.524427	25.726942	-9.81%	1,639
2017	24.915556	28.524427	14.48%	1,758
2016	22.807016	24.915556	9.25%	1,895
2015	22.536709	22.807016	1.20%	5,333
2014	20.798334	22.536709	8.36%	17,188
2013	16.121711	20.798334	29.01%	35,495
2012	14.086578	16.121711	14.45%	46,894
2011	14.396821	14.086578	-2.15%	60,263
2010	12.663841	14.396821	13.68%	58,448
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.698314	44.194599	23.80%	977
2018	40.660265	35.698314	-12.20%	1,156
2017	36.365766	40.660265	11.81%	1,141
2016	31.485132	36.365766	15.50%	1,276
2015	34.160326	31.485132	-7.83%	1,512
2014	31.171298	34.160326	9.59%	6,455
2013	22.584078	31.171298	38.02%	4,461
2012	19.555273	22.584078	15.49%	5,106
2011	20.409488	19.555273	-4.19%	6,681
2010	16.897853	20.409488	20.78%	9,271
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.213460	16.988706	19.53%	3,527
2018	15.315958	14.213460	-7.20%	3,968
2017	13.193008	15.315958	16.09%	4,629
2016	13.795294	13.193008	-4.37%	6,409
2015	15.335356	13.795294	-10.04%	8,101
2014	16.492857	15.335356	-7.02%	8,732
2013	13.428712	16.492857	22.82%	19,188
2012	11.480811	13.428712	16.97%	45,114
2011	12.605139	11.480811	-8.92%	42,986
2010	11.817371	12.605139	6.67%	9,001
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.304246	13.428346	9.14%	0
2018	12.808340	12.304246	-3.94%	0
2017	12.232137	12.808340	4.71%	477
2016	10.725849	12.232137	14.04%	536
2015	11.688376	10.725849	-8.23%	1,742
2014	11.686094	11.688376	0.02%	2,362
2013	10.775009	11.686094	8.46%	3,425
2012*	10.000000	10.775009	7.75%	1,594

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.937623	21.577858	35.39%	853
2018	16.249240	15.937623	-1.92%	732
2017	13.045758	16.249240	24.56%	742
2016	12.525006	13.045758	4.16%	752
2015	13.543971	12.525006	-7.52%	762
2014	12.792552	13.543971	5.87%	2,288
2013	10.030618	12.792552	27.54%	2,433
2012*	10.000000	10.030618	0.31%	1,576
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	26.031869	31.241267	20.01%	1,262
2018	26.411377	26.031869	-1.44%	1,283
2017	22.777047	26.411377	15.96%	1,289
2016	22.243452	22.777047	2.40%	1,259
2015	22.570075	22.243452	-1.45%	1,276
2014	21.245212	22.570075	6.24%	1,280
2013	18.067655	21.245212	17.59%	9,645
2012	16.237268	18.067655	11.27%	2,025
2011	16.321490	16.237268	-0.52%	8,771
2010	15.380173	16.321490	6.12%	2,892
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.613908	10.311503	7.26%	0
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	39.744103	53.384574	34.32%	1,778
2018	39.813229	39.744103	-0.17%	2,224
2017	31.201879	39.813229	27.60%	2,504
2016	31.182661	31.201879	0.06%	3,462
2015	28.382291	31.182661	9.87%	5,649
2014	26.659761	28.382291	6.46%	10,213
2013	20.752441	26.659761	28.47%	14,171
2012	17.071424	20.752441	21.56%	36,677
2011	18.689987	17.071424	-8.66%	18,790
2010	17.883341	18.689987	4.51%	26,338
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.881168	32.523572	42.14%	1,006
2018	23.104895	22.881168	-0.97%	1,015
2017	16.243323	23.104895	42.24%	5,135
2016	14.535235	16.243323	11.75%	924
2015	14.151760	14.535235	2.71%	1,185
2014	13.185918	14.151760	7.32%	805
2013	9.922620	13.185918	32.89%	674
2012*	10.000000	9.922620	-0.77%	947

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.774791	30.810648	24.36%	277
2018	29.747361	24.774791	-16.72%	336
2017	23.169063	29.747361	28.39%	1,259
2016	25.301766	23.169063	-8.43%	1,900
2015	28.267752	25.301766	-10.49%	1,800
2014	32.765980	28.267752	-13.73%	2,144
2013	29.211587	32.765980	12.17%	2,663
2012	26.297382	29.211587	11.08%	3,820
2011	39.597895	26.297382	-33.59%	716
2010	32.270233	39.597895	22.71%	1,048
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.562009	9.928199	15.96%	0
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	23,098
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.840558	10.470792	6.40%	0
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.731553	21.813704	38.66%	0
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	426
2013	10.189999	14.124104	38.61%	6,514
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.309829	37.255815	27.11%	3,178
2018	33.316037	29.309829	-12.02%	3,928
2017	28.924180	33.316037	15.18%	4,454
2016	25.899872	28.924180	11.68%	9,762
2015	26.636851	25.899872	-2.77%	13,199
2014	24.626427	26.636851	8.16%	23,585
2013	18.503779	24.626427	33.09%	45,881
2012	16.269377	18.503779	13.73%	46,006
2011	16.653081	16.269377	-2.30%	61,083
2010	15.255643	16.653081	9.16%	59,421
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.817494	8.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.136775	21.134595	23.33%	342
2018	19.342636	17.136775	-11.40%	357
2017	15.538673	19.342636	24.48%	8,983
2016	15.245104	15.538673	1.93%	17,640
2015	14.609121	15.245104	4.35%	21,983
2014	14.717782	14.609121	-0.74%	12,650
2013	11.748430	14.717782	25.27%	25,832
2012	10.325388	11.748430	13.78%	2,833
2011	10.709979	10.325388	-3.59%	1,870
2010*	10.000000	10.709979	7.10%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.503851	17.130631	37.00%	7,397
2018	12.667937	12.503851	-1.30%	8,304
2017	10.074808	12.667937	25.74%	9,052
2016	9.697648	10.074808	3.89%	9,772
2015*	10.000000	9.697648	-3.02%	10,059
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	12.752377	13.844550	8.56%	998
2018	13.113488	12.752377	-2.75%	978
2017	12.616279	13.113488	3.94%	921
2016	12.141894	12.616279	3.91%	2,516
2015	12.474581	12.141894	-2.67%	2,333
2014	11.815778	12.474581	5.58%	2,721
2013	12.108751	11.815778	-2.42%	3,150
2012	11.298831	12.108751	7.17%	3,123
2011	10.921086	11.298831	3.46%	3,081
2010	10.412737	10.921086	4.88%	3,140
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	22.043621	24.701557	12.06%	61
2018	24.163726	22.043621	-8.77%	64
2017	22.464555	24.163726	7.56%	68
2016	20.696904	22.464555	8.54%	71
2015	21.337848	20.696904	-3.00%	75
2014	21.129343	21.337848	0.99%	111
2013	23.593642	21.129343	-10.44%	171
2012	20.393775	23.593642	15.69%	414
2011	19.438922	20.393775	4.91%	502
2010	18.047123	19.438922	7.71%	500
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.234964	11.590066	25.50%	0
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.140572	20.861372	21.71%	0
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	587
2015	16.431706	14.971781	-8.88%	608
2014	17.094293	16.431706	-3.88%	651
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	463
2011	11.278617	10.969534	-2.74%	590
2010*	10.000000	11.278617	12.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.720851	18.636808	18.55%	14,437
2018	16.858262	15.720851	-6.75%	16,424
2017	14.832538	16.858262	13.66%	23,618
2016	13.863636	14.832538	6.99%	75,248
2015	13.987301	13.863636	-0.88%	214,972
2014	13.573557	13.987301	3.05%	306,204
2013	11.217368	13.573557	21.00%	435,196
2012	9.876964	11.217368	13.57%	458,682
2011	9.970101	9.876964	-0.93%	467,741
2010	9.068158	9.970101	9.95%	600,459
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.892983	11.651925	6.97%	4,919
2018	11.219869	10.892983	-2.91%	5,640
2017	11.075063	11.219869	1.31%	9,369
2016	10.991903	11.075063	0.76%	15,009
2015	11.225029	10.991903	-2.08%	63,642
2014	10.894232	11.225029	3.04%	91,213
2013	11.392820	10.894232	-4.38%	108,445
2012	11.058827	11.392820	3.02%	118,464
2011	10.656705	11.058827	3.77%	117,034
2010	10.243901	10.656705	4.03%	122,455
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.384889	22.997756	32.29%	0
2018	19.557310	17.384889	-11.11%	330
2017	15.213557	19.557310	28.55%	349
2016	15.470543	15.213557	-1.66%	1,519
2015	14.794166	15.470543	4.57%	2,272
2014	14.801329	14.794166	-0.05%	12,636
2013	11.722659	14.801329	26.26%	12,340
2012	9.783291	11.722659	19.82%	16,339
2011	10.990536	9.783291	-10.98%	25,664
2010	10.060622	10.990536	9.24%	22,370

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.347599	24.740935	27.88%	759
2018	19.844631	19.347599	-2.50%	791
2017	15.819977	19.844631	25.44%	12,795
2016	14.777877	15.819977	7.05%	12,093
2015	14.147165	14.777877	4.46%	7,419
2014	13.337885	14.147165	6.07%	14,118
2013	10.484616	13.337885	27.21%	28,543
2012	9.099247	10.484616	15.23%	33,165
2011	9.726409	9.099247	-6.45%	49,161
2010	8.384221	9.726409	16.01%	44,110
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.053730	19.801053	23.34%	7,565
2018	16.723477	16.053730	-4.00%	12,453
2017	13.973703	16.723477	19.68%	11,080
2016	12.815446	13.973703	9.04%	19,675
2015	12.916650	12.815446	-0.78%	78,035
2014	11.939049	12.916650	8.19%	92,120
2013	9.148015	11.939049	30.51%	113,110
2012	7.962252	9.148015	14.89%	149,586
2011	8.297526	7.962252	-4.04%	133,373
2010	7.617747	8.297526	8.92%	135,858
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.902751	15.968183	7.15%	2,935
2018	15.549865	14.902751	-4.16%	3,565
2017	14.898826	15.549865	4.37%	2,122
2016	13.970826	14.898826	6.64%	2,552
2015	14.657831	13.970826	-4.69%	14,185
2014	14.375806	14.657831	1.96%	17,103
2013	14.813348	14.375806	-2.95%	21,395
2012	13.446101	14.813348	10.17%	24,751
2011	12.978836	13.446101	3.60%	25,795
2010	11.957409	12.978836	8.54%	26,471
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	26.568896	33.119879	24.66%	1,667
2018	29.255036	26.568896	-9.18%	1,722
2017	25.325198	29.255036	15.52%	1,788
2016	21.944724	25.325198	15.40%	5,918
2015	23.916739	21.944724	-8.25%	8,733
2014	22.370662	23.916739	6.91%	13,683
2013	16.845598	22.370662	32.80%	19,579
2012	14.524582	16.845598	15.98%	24,370
2011	15.184938	14.524582	-4.35%	25,186
2010	13.401074	15.184938	13.31%	22,368

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.767717	11.019816	12.82%	0
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.057069	10.521120	4.61%	0
2018*	10.000000	10.057069	0.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.671668	23.280070	12.62%	2,923
2018	21.714704	20.671668	-4.80%	6,931
2017	20.722613	21.714704	4.79%	7,481
2016	18.494009	20.722613	12.05%	8,423
2015	19.347083	18.494009	-4.41%	9,084
2014	19.221536	19.347083	0.65%	17,295
2013	18.290277	19.221536	5.09%	6,820
2012	16.267785	18.290277	12.43%	7,589
2011	15.964206	16.267785	1.90%	7,566
2010	14.374149	15.964206	11.06%	10,177
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.645707	19.669319	25.72%	0
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	185
2015	12.679965	12.296924	-3.02%	185
2014	12.123743	12.679965	4.59%	4,204
2013	8.605792	12.123743	40.88%	3,664
2012	7.504897	8.605792	14.67%	4,907
2011	8.654916	7.504897	-13.29%	13,710
2010	7.642153	8.654916	13.25%	17,100
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.824290	12.808974	30.38%	7,401
2018	12.013167	9.824290	-18.22%	8,893
2017	9.749303	12.013167	23.22%	9,230
2016	10.184302	9.749303	-4.27%	10,699
2015	10.444650	10.184302	-2.49%	15,564
2014	10.787388	10.444650	-3.18%	25,077
2013	9.077393	10.787388	18.84%	51,244
2013	9.077393	10.787388	18.84%	51,244
2012	8.006280	9.077393	13.38%	74,275
2011	9.025504	8.006280	-11.29%	93,131
2010	8.080005	9.025504	11.70%	83,120

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.431286	33.471410	26.64%	384
2018	27.007242	26.431286	-2.13%	740
2017	22.882210	27.007242	18.03%	924
2016	20.972211	22.882210	9.11%	1,525
2015	21.227030	20.972211	-1.20%	3,669
2014	19.341629	21.227030	9.75%	9,910
2013	15.066929	19.341629	28.37%	27,498
2012	13.484355	15.066929	11.74%	34,454
2011	13.686234	13.484355	-1.48%	43,587
2010	12.315506	13.686234	11.13%	44,209
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.070890	15.903001	21.67%	0
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	2,491
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.515633	14.271583	14.03%	3,631
2018	13.600705	12.515633	-7.98%	3,978
2017	12.366016	13.600705	9.98%	4,954
2016	11.873210	12.366016	4.15%	11,034
2015	12.226538	11.873210	-2.89%	26,328
2014	11.943715	12.226538	2.37%	78,038
2013	10.613196	11.943715	12.54%	136,719
2012	9.736744	10.613196	9.00%	93,557
2011	10.055121	9.736744	-3.17%	92,074
2010	9.278998	10.055121	8.36%	94,064
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.023395	15.369720	18.02%	25,872
2018	14.449331	13.023395	-9.87%	26,369
2017	12.711701	14.449331	13.67%	31,931
2016	12.067114	12.711701	5.34%	68,875
2015	12.460139	12.067114	-3.15%	155,777
2014	12.125412	12.460139	2.76%	146,423
2013	10.189136	12.125412	19.00%	152,680
2012	9.135318	10.189136	11.54%	162,098
2011	9.639496	9.135318	-5.23%	141,424
2010	8.738475	9.639496	10.31%	136,004

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.506962	12.499253	8.62%	1,786
2018	12.038694	11.506962	-4.42%	1,820
2017	11.531730	12.038694	4.40%	1,853
2016	11.230442	11.531730	2.68%	51,426
2015	11.526726	11.230442	-2.57%	54,989
2014	11.364802	11.526726	1.42%	155,898
2013	11.034695	11.364802	2.99%	189,787
2012	10.458904	11.034695	5.51%	240,300
2011	10.507326	10.458904	-0.46%	304,084
2010	10.023671	10.507326	4.83%	339,522
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.830781	12.103036	11.75%	0
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	44,372
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.114976	12.591065	13.28%	0
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.822643	14.869004	15.96%	20,880
2018	14.062253	12.822643	-8.82%	21,620
2017	12.570532	14.062253	11.87%	26,105
2016	11.998225	12.570532	4.77%	59,424
2015	12.356083	11.998225	-2.90%	67,342
2014	12.038799	12.356083	2.64%	169,320
2013	10.411868	12.038799	15.63%	193,842
2012	9.440750	10.411868	10.29%	242,060
2011	9.848044	9.440750	-4.14%	253,644
2010	9.009172	9.848044	9.31%	242,527

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.021865	15.622329	19.97%	0
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	3,149
2015	12.392648	11.979975	-3.33%	36,391
2014	12.075388	12.392648	2.63%	52,483
2013	9.899609	12.075388	21.98%	53,751
2012	8.802675	9.899609	12.46%	85,768
2011	9.407764	8.802675	-6.43%	93,411
2010	8.458991	9.407764	11.22%	103,981
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.274845	13.770803	12.19%	0
2018	13.133085	12.274845	-6.53%	38,842
2017	12.176222	13.133085	7.86%	38,851
2016	11.703158	12.176222	4.04%	81,207
2015	12.052135	11.703158	-2.90%	85,114
2014	11.797690	12.052135	2.16%	131,193
2013	10.805629	11.797690	9.18%	396,453
2012	10.004897	10.805629	8.00%	158,371
2011	10.220701	10.004897	-2.11%	185,357
2010	9.550512	10.220701	7.02%	235,111
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.437467	14.835716	10.41%	690
2018	16.240280	13.437467	-17.26%	736
2017	13.482476	16.240280	20.45%	775
2016	13.584419	13.482476	-0.75%	805
2015	14.402673	13.584419	-5.68%	3,103
2014	15.975750	14.402673	-9.85%	12,443
2013	13.553328	15.975750	17.87%	34,929
2012	11.549727	13.553328	17.35%	45,895
2011	13.436871	11.549727	-14.04%	51,464
2010	12.873037	13.436871	4.38%	43,854
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.877293	12.671497	6.69%	0
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	3,428
2013	12.042223	11.567839	-3.94%	24,025
2012	11.415554	12.042223	5.49%	32,928
2011	10.947201	11.415554	4.28%	35,524
2010	10.445512	10.947201	4.80%	35,668

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.564684	13.515378	7.57%	0
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	10,133
2015	12.879285	12.575628	-2.36%	10,133
2014	12.511292	12.879285	2.94%	13,909
2013	13.013750	12.511292	-3.86%	17,706
2012	12.378536	13.013750	5.13%	18,104
2011	11.892035	12.378536	4.09%	6,935
2010	11.206811	11.892035	6.11%	6,520
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.120527	14.247755	17.55%	0
2018	13.750936	12.120527	-11.86%	0
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.553545	13.325804	15.34%	0
2018	12.771054	11.553545	-9.53%	0
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.321181	34.097543	20.40%	1,698
2018	35.045648	28.321181	-19.19%	1,810
2017	25.282169	35.045648	38.62%	2,661
2016	23.965108	25.282169	5.50%	3,239
2015	29.148854	23.965108	-17.78%	3,622
2014	31.503670	29.148854	-7.47%	9,160
2013	31.960427	31.503670	-1.43%	1,063
2012	27.834924	31.960427	14.82%	1,122
2011	36.638038	27.834924	-24.03%	1,730
2010	32.203559	36.638038	13.77%	1,907
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.818140	12.326849	4.30%	1,911
2018	12.047914	11.818140	-1.91%	3,472
2017	12.023751	12.047914	0.20%	8,693
2016	12.159574	12.023751	-1.12%	10,266
2015	12.402262	12.159574	-1.96%	13,955
2014	12.083894	12.402262	2.63%	34,479
2013	12.832090	12.083894	-5.83%	63,995
2012	12.686748	12.832090	1.15%	108,623
2011	12.050888	12.686748	5.28%	100,173
2010	11.717690	12.050888	2.84%	70,856

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.804541	8.795602	-0.10%	32,174
2018	8.848353	8.804541	-0.50%	28,215
2017	8.976833	8.848353	-1.43%	35,688
2016	9.144867	8.976833	-1.84%	140,610
2015	9.317231	9.144867	-1.85%	86,504
2014	9.492846	9.317231	-1.85%	115,147
2013	9.671770	9.492846	-1.85%	273,317
2012	9.854573	9.671770	-1.86%	273,095
2011	10.039796	9.854573	-1.84%	183,968
2010	10.229014	10.039796	-1.85%	185,823
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.425698	9.833933	16.71%	2,185
2018	10.077118	8.425698	-16.39%	2,362
2017	8.079073	10.077118	24.73%	2,591
2016	8.179105	8.079073	-1.22%	3,676
2015	8.610632	8.179105	-5.01%	5,127
2014	8.836548	8.610632	-2.56%	8,208
2013	7.658091	8.836548	15.39%	16,877
2012	6.771668	7.658091	13.09%	17,429
2011	7.665647	6.771668	-11.66%	22,635
2010	6.911330	7.665647	10.91%	19,665
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.218956	10.966868	18.96%	1,087
2018	10.939083	9.218956	-15.72%	1,150
2017	8.954640	10.939083	22.16%	668
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	1,583
2014	10.183736	9.376825	-7.92%	3,604
2013	8.574084	10.183736	18.77%	3,981
2012	7.390148	8.574084	16.02%	4,117
2011	8.639344	7.390148	-14.46%	4,242
2010	8.195706	8.639344	5.41%	4,049
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.276186	30.696226	21.44%	4,987
2018	28.257544	25.276186	-10.55%	5,024
2017	24.308599	28.257544	16.25%	5,090
2016	22.623532	24.308599	7.45%	6,436
2015	23.282376	22.623532	-2.83%	7,940
2014	22.594794	23.282376	3.04%	14,316
2013	18.091136	22.594794	24.89%	8,004
2012	15.903701	18.091136	13.75%	7,109
2011	16.865953	15.903701	-5.71%	16,908
2010	14.990655	16.865953	12.51%	11,879

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.675550	17.745906	13.21%	9,763
2018	16.786754	15.675550	-6.62%	11,454
2017	15.389296	16.786754	9.08%	14,148
2016	14.748986	15.389296	4.34%	15,839
2015	15.053137	14.748986	-2.02%	17,834
2014	14.664468	15.053137	2.65%	18,830
2013	13.172548	14.664468	11.33%	5,970
2012	12.269767	13.172548	7.36%	6,067
2011	12.390907	12.269767	-0.98%	6,464
2010	11.496080	12.390907	7.78%	5,511
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.363716	21.618098	17.72%	8,357
2018	20.006375	18.363716	-8.21%	8,993
2017	17.753329	20.006375	12.69%	9,633
2016	16.787761	17.753329	5.75%	13,124
2015	17.195659	16.787761	-2.37%	15,471
2014	16.651882	17.195659	3.27%	16,449
2013	14.197850	16.651882	17.28%	40,934
2012	12.887370	14.197850	10.17%	41,983
2011	13.253792	12.887370	-2.76%	52,630
2010	12.053380	13.253792	9.96%	53,435
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.597890	14.618647	7.51%	24,906
2018	14.110067	13.597890	-3.63%	38,970
2017	13.602302	14.110067	3.73%	30,792
2016	13.291272	13.602302	2.34%	142,401
2015	13.506036	13.291272	-1.59%	192,414
2014	13.245320	13.506036	1.97%	172,715
2013	12.872988	13.245320	2.89%	227,287
2012	12.470780	12.872988	3.23%	310,302
2011	12.343508	12.470780	1.03%	212,189
2010	11.876288	12.343508	3.93%	124,566
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.909938	12.099987	10.91%	0
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.200812	12.669957	13.12%	0
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.619445	22.673595	15.57%	34,784
2018	21.195240	19.619445	-7.43%	45,270
2017	19.121734	21.195240	10.84%	53,766
2016	18.182380	19.121734	5.17%	103,042
2015	18.587309	18.182380	-2.18%	150,421
2014	18.004799	18.587309	3.24%	223,506
2013	15.728790	18.004799	14.47%	396,371
2012	14.462282	15.728790	8.76%	461,090
2011	14.740247	14.462282	-1.89%	490,689
2010	13.540200	14.740247	8.86%	504,693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.937623	27.427553	19.57%	18,862
2018	25.329606	22.937623	-9.44%	25,632
2017	22.116808	25.329606	14.53%	23,135
2016	20.770829	22.116808	6.48%	62,526
2015	21.317933	20.770829	-2.57%	84,681
2014	20.693940	21.317933	3.02%	103,231
2013	17.228554	20.693940	20.11%	171,575
2012	15.430735	17.228554	11.65%	190,960
2011	16.062594	15.430735	-3.93%	197,582
2010	14.503712	16.062594	10.75%	208,460
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.618448	18.510263	11.38%	23,241
2018	17.589881	16.618448	-5.52%	24,326
2017	16.408994	17.589881	7.20%	29,015
2016	15.815463	16.408994	3.75%	52,531
2015	16.118498	15.815463	-1.88%	67,678
2014	15.679197	16.118498	2.80%	74,947
2013	14.457393	15.679197	8.45%	126,905
2012	13.634356	14.457393	6.04%	147,220
2011	13.610050	13.634356	0.18%	173,846
2010	12.778219	13.610050	6.51%	167,632
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.734269	7.34%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.085345	21.836773	27.81%	3,984
2018	18.012768	17.085345	-5.15%	4,444
2017	14.129450	18.012768	27.48%	4,916
2016	14.114139	14.129450	0.11%	5,646
2015	13.943797	14.114139	1.22%	6,775
2014	12.897708	13.943797	8.11%	12,368
2013	9.776303	12.897708	31.93%	29,847
2012	8.576687	9.776303	13.99%	47,599
2011	9.029911	8.576687	-5.02%	69,565
2010	7.975139	9.029911	13.23%	63,075
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.928322	12.760925	16.77%	0
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.264409	14.683722	19.73%	0
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.343759	36.857364	34.79%	12,486
2018	28.298125	27.343759	-3.37%	15,624
2017	22.688415	28.298125	24.72%	20,176
2016	22.371167	22.688415	1.42%	27,731
2015	21.744225	22.371167	2.88%	76,537
2014	20.406789	21.744225	6.55%	87,776
2013	15.255643	20.406789	33.77%	175,523
2012	13.125810	15.255643	16.23%	187,055
2011	13.714900	13.125810	-4.30%	205,640
2010	12.876575	13.714900	6.51%	177,132
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.868305	28.434286	24.34%	8,965
2018	25.739490	22.868305	-11.15%	11,543
2017	24.182718	25.739490	6.44%	13,225
2016	20.494743	24.182718	17.99%	16,019
2015	21.851711	20.494743	-6.21%	20,472
2014	19.711374	21.851711	10.86%	28,667
2013	15.252060	19.711374	29.24%	43,734
2012	13.578667	15.252060	12.32%	55,861
2011	13.767110	13.578667	-1.37%	59,653
2010	12.396141	13.767110	11.06%	64,480

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.388357	44.876693	23.33%	1,622
2018	41.841649	36.388357	-13.03%	1,648
2017	36.818318	41.841649	13.64%	2,050
2016	31.183360	36.818318	18.07%	2,214
2015	32.597239	31.183360	-4.34%	2,855
2014	30.352358	32.597239	7.40%	4,656
2013	23.242853	30.352358	30.59%	9,214
2012	20.159477	23.242853	15.29%	11,598
2011	21.074937	20.159477	-4.34%	14,372
2010	17.013868	21.074937	23.87%	13,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.826960	15.777481	14.11%	4,018
2018	17.043795	13.826960	-18.87%	4,146
2017	14.170697	17.043795	20.27%	4,183
2016	13.752027	14.170697	3.04%	5,464
2015	14.802596	13.752027	-7.10%	9,293
2014	16.697538	14.802596	-11.35%	10,738
2013	14.053860	16.697538	18.81%	1,778
2012	12.233737	14.053860	14.88%	1,792
2011	14.911587	12.233737	-17.96%	1,656
2010	14.346757	14.911587	3.94%	1,662
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.884907	17.048496	22.78%	10,104
2018	16.039844	13.884907	-13.43%	12,164
2017	14.289109	16.039844	12.25%	12,350
2016	12.544799	14.289109	13.90%	13,076
2015	13.236140	12.544799	-5.22%	18,111
2014	12.232607	13.236140	8.20%	28,264
2013	9.230031	12.232607	32.53%	35,130
2012	7.997515	9.230031	15.41%	38,243
2011	8.676601	7.997515	-7.83%	40,136
2010	7.840677	8.676601	10.66%	41,939
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.606500	21.401615	21.56%	0
2018	20.657971	17.606500	-14.77%	0
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	7,655
2014	14.630542	16.803960	14.86%	15,254
2013	10.986464	14.630542	33.17%	22,568
2012	9.621339	10.986464	14.19%	29,176
2011	10.035290	9.621339	-4.12%	38,295
2010	8.546437	10.035290	17.42%	38,048

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.933763	33.130215	32.87%	1,102
2018	27.680906	24.933763	-9.92%	2,378
2017	22.624813	27.680906	22.35%	2,907
2016	21.331179	22.624813	6.06%	3,913
2015	21.618773	21.331179	-1.33%	4,714
2014	21.481055	21.618773	0.64%	6,862
2013	15.203622	21.481055	41.29%	7,020
2012	13.697455	15.203622	11.00%	9,979
2011	14.076350	13.697455	-2.69%	43,913
2010	11.463564	14.076350	22.79%	6,570
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.015674	37.296784	16.50%	779
2018	39.363062	32.015674	-18.67%	861
2017	36.875115	39.363062	6.75%	1,613
2016	29.907563	36.875115	23.30%	2,147
2015	32.516441	29.907563	-8.02%	2,277
2014	31.030082	32.516441	4.79%	3,781
2013	22.577981	31.030082	37.44%	4,142
2012	19.121810	22.577981	18.07%	7,541
2011	20.605213	19.121810	-7.20%	8,362
2010	16.598802	20.605213	24.14%	9,590
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	31.549823	38.817277	23.03%	491
2018	36.881337	31.549823	-14.46%	514
2017	33.193224	36.881337	11.11%	1,453
2016	27.595923	33.193224	20.28%	1,790
2015	28.659256	27.595923	-3.71%	2,248
2014	29.038058	28.659256	-1.30%	2,703
2013	21.049325	29.038058	37.95%	3,399
2012	18.612848	21.049325	13.09%	4,573
2011	20.131252	18.612848	-7.54%	5,713
2010	16.410976	20.131252	22.67%	5,300
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.543054	20.466209	23.71%	0
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	4,987
2015	14.592506	14.262614	-2.26%	6,607
2014	13.453603	14.592506	8.47%	14,002
2013	9.893050	13.453603	35.99%	62,925
2012	9.049793	9.893050	9.32%	47,905
2011	9.531298	9.049793	-5.05%	74,019
2010	7.859069	9.531298	21.28%	63,033

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.047919	16.705551	28.03%	2,718
2018	13.857502	13.047919	-5.84%	5,070
2017	13.300828	13.857502	4.19%	6,740
2016	12.643357	13.300828	5.20%	9,925
2015	13.654599	12.643357	-7.41%	19,198
2014	10.817384	13.654599	26.23%	41,544
2013	10.731513	10.817384	0.80%	40,625
2012	9.460182	10.731513	13.44%	41,397
2011	9.080691	9.460182	4.18%	46,495
2010	7.126472	9.080691	27.42%	44,212
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.566424	19.990314	28.42%	2,252
2018	16.674114	15.566424	-6.64%	2,383
2017	14.013207	16.674114	18.99%	1,922
2016	12.816048	14.013207	9.34%	1,438
2015	12.935645	12.816048	-0.92%	618
2014	11.655259	12.935645	10.99%	5,559
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.863682	10.076905	2.16%	6,569
2018	9.968850	9.863682	-1.05%	9,729
2017	9.998329	9.968850	-0.29%	1,048
2016	9.938624	9.998329	0.60%	4,075
2015	10.160615	9.938624	-2.18%	5,048
2014	10.301244	10.160615	-1.37%	11,978
2013	10.484347	10.301244	-1.75%	13,530
2012	10.318874	10.484347	1.60%	10,317
2011	10.378124	10.318874	-0.57%	12,755
2010	10.323906	10.378124	0.53%	14,541
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.879453	17.022950	22.65%	803
2018	15.952153	13.879453	-12.99%	681
2017	14.233493	15.952153	12.07%	452
2016	11.997101	14.233493	18.64%	679
2015	12.850623	11.997101	-6.64%	771
2014	12.522875	12.850623	2.62%	862
2013*	10.000000	12.522875	25.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.242192	21.814358	34.31%	985
2018	17.805065	16.242192	-8.78%	1,648
2017	14.224628	17.805065	25.17%	2,438
2016	13.664533	14.224628	4.10%	3,437
2015	13.970409	13.664533	-2.19%	11,400
2014	13.723288	13.970409	1.80%	19,955
2013	10.087466	13.723288	36.04%	34,966
2012	8.965139	10.087466	12.52%	48,352
2011	9.559284	8.965139	-6.22%	57,487
2010	7.700979	9.559284	24.13%	57,086
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	32.528120	42.296478	30.03%	36
2018	35.471156	32.528120	-8.30%	36
2017	29.011594	35.471156	22.27%	36
2016	28.376008	29.011594	2.24%	125
2015	28.626114	28.376008	-0.87%	175
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.592905	9.762558	1.77%	2,613
2018	9.675943	9.592905	-0.86%	2,779
2017	9.770746	9.675943	-0.97%	4,279
2016	9.834501	9.770746	-0.65%	15,331
2015	10.001498	9.834501	-1.67%	60,573
2014	10.128225	10.001498	-1.25%	68,183
2013	10.255879	10.128225	-1.24%	77,763
2012	9.989651	10.255879	2.67%	92,824
2011	10.148128	9.989651	-1.56%	89,403
2010	9.820384	10.148128	3.34%	53,790
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	26.679191	32.963860	23.56%	2,343
2018	28.836127	26.679191	-7.48%	2,842
2017	24.806317	28.836127	16.25%	2,934
2016	23.003902	24.806317	7.84%	3,354
2015	23.546677	23.003902	-2.31%	3,525
2014	21.734071	23.546677	8.34%	6,026
2013	16.092279	21.734071	35.06%	12,371
2012	14.774175	16.092279	8.92%	12,682
2011	15.530501	14.774175	-4.87%	12,245
2010	12.879389	15.530501	20.58%	10,004
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.460222	11.472407	9.68%	4,743
2018	11.272503	10.460222	-7.21%	5,452
2017	10.129203	11.272503	11.29%	5,582
2016	9.140040	10.129203	10.82%	6,179
2015	10.254551	9.140040	-10.87%	6,339
2014	10.400537	10.254551	-1.40%	7,731
2013	10.585007	10.400537	-1.74%	8,114
2012*	10.000000	10.585007	5.85%	3,881

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.729652	10.948919	12.53%	0
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.862455	11.399014	4.94%	0
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	803
2011	11.626247	12.372183	6.42%	71
2010	10.830339	11.626247	7.35%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.730257	10.944996	2.00%	4,596
2018	10.907757	10.730257	-1.63%	4,909
2017	10.975355	10.907757	-0.62%	5,235
2016	11.037614	10.975355	-0.56%	8,435
2015	11.222225	11.037614	-1.65%	9,407
2014	11.348829	11.222225	-1.12%	18,401
2013	11.589647	11.348829	-2.08%	37,583
2012	11.166580	11.589647	3.79%	44,981
2011	11.262962	11.166580	-0.86%	41,457
2010	10.909511	11.262962	3.24%	36,555
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.072636	10.152853	0.80%	0
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.474035	11.128104	6.24%	5,018
2018	10.740747	10.474035	-2.48%	5,277
2017	10.439746	10.740747	2.88%	5,796
2016	10.368114	10.439746	0.69%	10,134
2015	10.528196	10.368114	-1.52%	10,477
2014	10.297503	10.528196	2.24%	13,325
2013	10.711515	10.297503	-3.87%	15,423
2012	9.967028	10.711515	7.47%	20,899
2011*	10.000000	9.967028	-0.33%	8,336

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.078865	12.900198	27.99%	0
2018	11.222596	10.078865	-10.19%	0
2017*	10.000000	11.222596	12.23%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.316741	17.872826	34.21%	427
2018	13.253752	13.316741	0.48%	607
2017	10.315049	13.253752	28.49%	708
2016*	10.000000	10.315049	3.15%	1,089
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.018922	19.677309	22.84%	536
2018	20.179847	16.018922	-20.62%	568
2017	16.241863	20.179847	24.25%	568
2016	16.963350	16.241863	-4.25%	568
2015	17.258926	16.963350	-1.71%	568
2014	18.862768	17.258926	-8.50%	1,061
2013	15.005863	18.862768	25.70%	1,085
2012	12.540849	15.005863	19.66%	1,108
2011	15.381731	12.540849	-18.47%	1,482
2010	14.243374	15.381731	7.99%	1,508
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.319003	42.065379	26.25%	1,182
2018	33.662119	33.319003	-1.02%	2,008
2017	26.938602	33.662119	24.96%	6,075
2016	30.738929	26.938602	-12.36%	12,846
2015	27.845830	30.738929	10.39%	18,575
2014	21.619829	27.845830	28.80%	31,554
2013	14.634667	21.619829	47.73%	40,750
2012	11.382550	14.634667	28.57%	43,163
2011	10.505563	11.382550	8.35%	43,992
2010*	10.000000	10.505563	5.06%	3,964
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.101053	5.584762	9.48%	0
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	221
2012*	10.000000	9.604073	-3.96%	2,967

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.228353	5.740702	9.80%	245
2018	7.427986	5.228353	-29.61%	266
2017	7.698317	7.427986	-3.51%	289
2016	5.457503	7.698317	41.06%	954
2015	8.355084	5.457503	-34.68%	1,017
2014	10.523064	8.355084	-20.60%	1,090
2013	9.699657	10.523064	8.49%	1,638
2012*	10.000000	9.699657	-3.00%	2,578
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.754260	7.54%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.937597	34.229089	22.52%	975
2018	28.099448	27.937597	-0.58%	1,158
2017	22.745793	28.099448	23.54%	1,268
2016	21.507226	22.745793	5.76%	1,717
2015	22.563055	21.507226	-4.68%	1,826
2014	23.428352	22.563055	-3.69%	1,593
2013	15.888672	23.428352	47.45%	2,228
2012	15.007617	15.888672	5.87%	8,499
2011	16.026653	15.007617	-6.36%	4,910
2010	12.880121	16.026653	24.43%	5,762

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.361548	12.844366	13.05%	0
2018	12.501394	11.361548	-9.12%	0
2017	11.146298	12.501394	12.16%	0
2016	10.991594	11.146298	1.41%	0
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	27.017930	32.762738	21.26%	0
2018	29.254102	27.017930	-7.64%	0
2017	25.143022	29.254102	16.35%	54
2016	23.074219	25.143022	8.97%	128
2015	23.190268	23.074219	-0.50%	134
2014	21.629909	23.190268	7.21%	140
2013	16.381751	21.629909	32.04%	145
2012	14.243532	16.381751	15.01%	151
2011	13.687916	14.243532	4.06%	157
2010	12.369671	13.687916	10.66%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.627633	8.739039	14.57%	0
2018*	10.000000	7.627633	-23.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	34.452723	40.524777	17.62%	1,186
2018	41.466535	34.452723	-16.91%	1,305
2017	37.454386	41.466535	10.71%	1,192
2016	30.592931	37.454386	22.43%	1,195
2015	33.068485	30.592931	-7.49%	1,198
2014	30.940985	33.068485	6.88%	1,106
2013	22.915589	30.940985	35.02%	567
2012	19.718578	22.915589	16.21%	85
2011	21.996364	19.718578	-10.36%	304
2010	17.712365	21.996364	24.19%	3,657
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.322493	13.164543	6.83%	5,942
2018	12.926856	12.322493	-4.68%	6,884
2017	12.709855	12.926856	1.71%	6,406
2016	12.410827	12.709855	2.41%	6,341
2015	12.971390	12.410827	-4.32%	6,373
2014	12.800244	12.971390	1.34%	8,043
2013	14.257120	12.800244	-10.22%	8,078
2012	13.534298	14.257120	5.34%	8,506
2011	12.345662	13.534298	9.63%	8,873
2010	11.971868	12.345662	3.12%	5,586

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	25.647147	31.134934	21.40%	3,510
2018	28.173440	25.647147	-8.97%	3,510
2017	23.872027	28.173440	18.02%	3,510
2016	21.495712	23.872027	11.05%	3,510
2015	23.298090	21.495712	-7.74%	3,510
2014	21.142143	23.298090	10.20%	3,374
2013	15.907058	21.142143	32.91%	274
2012	14.167580	15.907058	12.28%	4,543
2011	14.040284	14.167580	0.91%	4,850
2010	12.569760	14.040284	11.70%	274
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.261079	30.700612	26.54%	9,409
2018	28.417275	24.261079	-14.63%	31,241
2017	25.986060	28.417275	9.36%	28,658
2016	21.584409	25.986060	20.39%	31,139
2015	22.355604	21.584409	-3.45%	7,156
2014	19.604954	22.355604	14.03%	8,026
2013	15.384498	19.604954	27.43%	4,736
2012	13.493507	15.384498	14.01%	5,255
2011	13.871247	13.493507	-2.72%	8,460
2010	11.884456	13.871247	16.72%	6,376
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.170373	11.459974	12.68%	151
2018	10.676846	10.170373	-4.74%	0
2017	10.163634	10.676846	5.05%	0
2016	9.182806	10.163634	10.68%	0
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.668804	10.352722	7.07%	0
2018	9.928731	9.668804	-2.62%	0
2017	9.806090	9.928731	1.25%	0
2016	9.755586	9.806090	0.52%	0
2015*	10.000000	9.755586	-2.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.495318	14.373692	25.04%	30,144
2018	12.658006	11.495318	-9.19%	3,341
2017	11.075951	12.658006	14.28%	0
2016	9.727660	11.075951	13.86%	0
2015*	10.000000	9.727660	-2.72%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.820135	17.119964	15.52%	306
2018	16.347798	14.820135	-9.34%	320
2017	14.654597	16.347798	11.55%	8,964
2016	14.390085	14.654597	1.84%	8,978
2015	14.817145	14.390085	-2.88%	8,993
2014	14.817822	14.817145	0.00%	9,009
2013	13.201631	14.817822	12.24%	9,025
2012	12.238163	13.201631	7.87%	9,267
2011	12.945958	12.238163	-5.47%	8,629
2010	12.022984	12.945958	7.68%	13,771
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.941037	12.864250	17.58%	1,520
2018	13.229336	10.941037	-17.30%	1,380
2017	11.721781	13.229336	12.86%	0
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	37.985595	45.541283	19.89%	2,183
2018	42.544235	37.985595	-10.72%	1,648
2017	38.580562	42.544235	10.27%	2,001
2016	31.278509	38.580562	23.35%	2,192
2015	32.644837	31.278509	-4.19%	3,340
2014	31.655858	32.644837	3.12%	7,059
2013	22.931911	31.655858	38.04%	8,260
2012	20.197605	22.931911	13.54%	5,913
2011	20.472792	20.197605	-1.34%	11,009
2010	16.585419	20.472792	23.44%	4,522
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.398550	36.322773	27.90%	1,141
2018	30.428952	28.398550	-6.67%	1,191
2017	25.588551	30.428952	18.92%	1,957
2016	23.404958	25.588551	9.33%	4,041
2015	23.652867	23.404958	-1.05%	4,738
2014	21.317470	23.652867	10.96%	5,318
2013	16.499065	21.317470	29.20%	8,400
2012	14.565437	16.499065	13.28%	10,351
2011	14.610202	14.565437	-0.31%	9,398
2010	13.002769	14.610202	12.36%	7,158

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.428132	32.487611	32.99%	1,030
2018	26.808152	24.428132	-8.88%	1,140
2017	21.514732	26.808152	24.60%	1,267
2016	20.374894	21.514732	5.59%	1,417
2015	21.348894	20.374894	-4.56%	1,234
2014	20.182714	21.348894	5.78%	2,643
2013	17.027376	20.182714	18.53%	8,437
2012	15.760197	17.027376	8.04%	23,681
2011	14.773644	15.760197	6.68%	15,258
2010	13.090190	14.773644	12.86%	8,026
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	20.122547	23.982644	19.18%	0
2018	25.417084	20.122547	-20.83%	0
2017	20.831108	25.417084	22.02%	0
2016	18.180970	20.831108	14.58%	0
2015	19.012688	18.180970	-4.37%	0
2014	19.128184	19.012688	-0.60%	0
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.573156	10.942964	14.31%	0
2018	10.166131	9.573156	-5.83%	0
2017*	10.000000	10.166131	1.66%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.307449	16.673323	25.29%	1,345
2018	16.334476	13.307449	-18.53%	19,289
2017	14.898186	16.334476	9.64%	18,664
2016	11.584682	14.898186	28.60%	25,821
2015	12.624959	11.584682	-8.24%	0
2014	12.184891	12.624959	3.61%	4,945
2013*	10.000000	12.184891	21.85%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.217991	10.733419	5.04%	10,090
2018	10.425954	10.217991	-1.99%	42,000
2017	10.273664	10.425954	1.48%	0
2016	9.612204	10.273664	6.88%	0
2015	9.896565	9.612204	-2.87%	0
2014	10.030839	9.896565	-1.34%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.033799	10.627106	17.64%	0
2018*	10.000000	9.033799	-9.66%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	12.967579	13.887661	7.10%	2,597
2018	13.324525	12.967579	-2.68%	2,597
2017	13.091041	13.324525	1.78%	2,662
2016	12.888689	13.091041	1.57%	2,754
2015	13.196311	12.888689	-2.33%	2,792
2014	12.995383	13.196311	1.55%	3,291
2013	13.148399	12.995383	-1.16%	3,566
2012	12.246801	13.148399	7.36%	6,469
2011	12.239736	12.246801	0.06%	6,626
2010	11.522442	12.239736	6.23%	8,445
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.211437	10.407100	26.74%	0
2018*	10.000000	8.211437	-17.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.263305	17.331608	13.55%	0
2018	16.253243	15.263305	-6.09%	0
2017	14.687553	16.253243	10.66%	0
2016	14.227120	14.687553	3.24%	0
2015	14.580006	14.227120	-2.42%	0
2014	14.261806	14.580006	2.23%	0
2013	12.843160	14.261806	11.05%	0
2012	11.733397	12.843160	9.46%	0
2011	12.011480	11.733397	-2.32%	0
2010	10.879123	12.011480	10.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.100693	18.934664	17.60%	8,586
2018	17.476536	16.100693	-7.87%	8,773
2017	15.322481	17.476536	14.06%	8,970
2016	14.761838	15.322481	3.80%	9,172
2015	15.117152	14.761838	-2.35%	9,344
2014	14.732914	15.117152	2.61%	10,288
2013	12.987588	14.732914	13.44%	13,884
2012	11.709234	12.987588	10.92%	14,020
2011	12.085604	11.709234	-3.11%	16,794
2010	10.775514	12.085604	12.16%	16,956
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.155220	20.887231	21.75%	0
2018	19.021514	17.155220	-9.81%	0
2017	16.064403	19.021514	18.41%	0
2016	15.393505	16.064403	4.36%	0
2015	15.775219	15.393505	-2.42%	0
2014	15.352551	15.775219	2.75%	0
2013	12.890194	15.352551	19.10%	0
2012	11.408427	12.890194	12.99%	0
2011	11.967527	11.408427	-4.67%	0
2010	10.526448	11.967527	13.69%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.097730	13.512303	21.76%	0
2018	11.839703	11.097730	-6.27%	0
2017	10.393302	11.839703	13.92%	0
2016*	10.000000	10.393302	3.93%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	32.274208	41.563087	28.78%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.781457	12.693095	7.74%	4,295
2018	15.965330	11.781457	-26.21%	18,516
2017	16.738214	15.965330	-4.62%	16,230
2016	12.779578	16.738214	30.98%	21,525
2015	16.438451	12.779578	-22.26%	12,670
2014	19.209454	16.438451	-14.43%	5,641
2013	15.772926	19.209454	21.79%	6,536
2012	15.352320	15.772926	2.74%	6,068
2011	16.507445	15.352320	-7.00%	6,119
2010	14.121616	16.507445	16.89%	6,196
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.661542	29.504140	24.69%	4,346
2018	26.374190	23.661542	-10.29%	4,643
2017	23.864568	26.374190	10.52%	4,556
2016	20.665711	23.864568	15.48%	7,577
2015	21.998395	20.665711	-6.06%	8,436
2014	20.671592	21.998395	6.42%	11,274
2013	16.484547	20.671592	25.40%	18,269
2012	14.356092	16.484547	14.83%	11,454
2011	14.538381	14.356092	-1.25%	15,421
2010	12.896015	14.538381	12.74%	15,618
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.430129	14.541059	27.22%	0
2018	12.832430	11.430129	-10.93%	0
2017	11.216892	12.832430	14.40%	0
2016*	10.000000	11.216892	12.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.625420	41.565728	31.43%	21,443
2018	32.381461	31.625420	-2.33%	34,434
2017	24.482559	32.381461	32.26%	30,804
2016	24.818944	24.482559	-1.36%	53,689
2015	23.665675	24.818944	4.87%	49,082
2014	21.730808	23.665675	8.90%	39,084
2013	16.287778	21.730808	33.42%	2,405
2012	14.513585	16.287778	12.22%	3,688
2011	14.798905	14.513585	-1.93%	30,374
2010	12.179100	14.798905	21.51%	3,679

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.272793	14.245128	7.33%	64,390
2018	13.638641	13.272793	-2.68%	16,307
2017	13.368398	13.638641	2.02%	15,046
2016	13.042564	13.368398	2.50%	14,824
2015	13.409124	13.042564	-2.73%	30,972
2014	12.941766	13.409124	3.61%	17,758
2013	13.470981	12.941766	-3.93%	25,178
2012	13.003819	13.470981	3.59%	17,004
2011	12.383743	13.003819	5.01%	18,769
2010	11.737617	12.383743	5.50%	57,886
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	36.899774	44.586799	20.83%	6,523
2018	44.139318	36.899774	-16.40%	6,506
2017	37.325955	44.139318	18.25%	13,178
2016	33.993717	37.325955	9.80%	15,261
2015	35.225926	33.993717	-3.50%	16,449
2014	33.865563	35.225926	4.02%	19,753
2013	25.407524	33.865563	33.29%	22,836
2012	22.608391	25.407524	12.38%	23,151
2011	25.851085	22.608391	-12.54%	27,581
2010	20.495432	25.851085	26.13%	72,344
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.008613	26.277297	25.08%	4,032
2018	25.214568	21.008613	-16.68%	4,262
2017	19.772119	25.214568	27.53%	2,924
2016	21.274865	19.772119	-7.06%	6,164
2015	20.994885	21.274865	1.33%	6,801
2014	23.337912	20.994885	-10.04%	0
2013	18.276317	23.337912	27.69%	0
2012	15.477071	18.276317	18.09%	0
2011	19.085994	15.477071	-18.91%	0
2010	17.243147	19.085994	10.69%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.098515	13.386297	20.61%	159
2018	12.095516	11.098515	-8.24%	0
2017	11.880996	12.095516	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	28.569787	37.583983	31.55%	4,262
2018	35.304137	28.569787	-19.08%	4,264
2017	30.218473	35.304137	16.83%	4,217
2016	28.188509	30.218473	7.20%	4,243
2015	29.681507	28.188509	-5.03%	4,197
2014	28.406281	29.681507	4.49%	4,016
2013	22.242473	28.406281	27.71%	3,290
2012	17.844621	22.242473	24.65%	3,245
2011	19.996905	17.844621	-10.76%	3,296
2010	16.134375	19.996905	23.94%	3,250

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.092829	14.219005	17.58%	0
2018	13.644986	12.092829	-11.38%	0
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.999905	17.077990	13.85%	6
2018	15.979856	14.999905	-6.13%	6
2017	14.851804	15.979856	7.60%	6
2016	13.276762	14.851804	11.86%	465
2015	14.561159	13.276762	-8.82%	1,738
2014	14.188263	14.561159	2.63%	4,090
2013	12.693380	14.188263	11.78%	4,105
2012	11.486473	12.693380	10.51%	4,267
2011	11.435797	11.486473	0.44%	4,252
2010	10.346021	11.435797	10.53%	6,421
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	28.472384	36.096365	26.78%	7,304
2018	30.578904	28.472384	-6.89%	7,471
2017	25.854036	30.578904	18.28%	8,462
2016	22.710098	25.854036	13.84%	14,920
2015	24.026457	22.710098	-5.48%	15,679
2014	22.526778	24.026457	6.66%	16,516
2013	17.706096	22.526778	27.23%	17,534
2012	16.121426	17.706096	9.83%	11,029
2011	15.502967	16.121426	3.99%	10,872
2010	13.098837	15.502967	18.35%	18,442
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	33.298222	41.272374	23.95%	2,964
2018	38.964345	33.298222	-14.54%	3,150
2017	35.893511	38.964345	8.56%	3,574
2016	28.102931	35.893511	27.72%	5,397
2015	30.932311	28.102931	-9.15%	5,963
2014	31.352499	30.932311	-1.34%	6,444
2013	23.458456	31.352499	33.65%	7,644
2012	20.199535	23.458456	16.13%	7,828
2011	21.394517	20.199535	-5.59%	10,162
2010	17.008342	21.394517	25.79%	11,100

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.623850	11.961482	24.29%	5,098
2018	11.651832	9.623850	-17.40%	5,170
2017	8.458643	11.651832	37.75%	5,252
2016	7.341478	8.458643	15.22%	5,325
2015	9.308583	7.341478	-21.13%	5,401
2014*	10.000000	9.308583	-6.91%	5,920
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	19.045824	21.024885	10.39%	1,569
2018	22.962874	19.045824	-17.06%	1,638
2017	20.057972	22.962874	14.48%	1,750
2016	19.076595	20.057972	5.14%	2,051
2015	20.796462	19.076595	-8.27%	2,304
2014	23.854884	20.796462	-12.82%	2,522
2013	19.774372	23.854884	20.64%	0
2012	17.049577	19.774372	15.98%	0
2011	19.447513	17.049577	-12.33%	0
2010	18.286583	19.447513	6.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.198580	9.205451	0.07%	0
2018	9.199472	9.198580	-0.01%	0
2017	9.199987	9.199472	-0.01%	0
2016	9.109970	9.199987	0.99%	0
2015	9.704198	9.109970	-6.12%	0
2014	9.714098	9.704198	-0.10%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.390690	12.508112	9.81%	0
2018	12.138897	11.390690	-6.16%	0
2017	10.939027	12.138897	10.97%	0
2016	10.686758	10.939027	2.36%	0
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.367509	10.000242	6.75%	0
2018*	10.000000	9.367509	-6.32%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.359834	9.642313	3.02%	0
2018	10.052230	9.359834	-6.89%	0
2017	9.883199	10.052230	1.71%	0
2016	10.123053	9.883199	-2.37%	0
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.890718	22.605664	33.83%	108
2018	17.916814	16.890718	-5.73%	109
2017	14.377007	17.916814	24.62%	7,464
2016	14.364959	14.377007	0.08%	8,638
2015	13.979164	14.364959	2.76%	9,049
2014	13.173798	13.979164	6.11%	9,839
2013	9.606038	13.173798	37.14%	11,020
2012*	10.000000	9.606038	-3.94%	12,633
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.987265	15.930414	22.66%	0
2018	14.977655	12.987265	-13.29%	0
2017	13.315702	14.977655	12.48%	0
2016	11.994129	13.315702	11.02%	0
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.195414	41.518202	28.96%	1,272
2018	37.898712	32.195414	-15.05%	1,438
2017	28.337987	37.898712	33.74%	3,245
2016	28.930786	28.337987	-2.05%	3,807
2015	28.446498	28.930786	1.70%	3,871
2014	28.413304	28.446498	0.12%	4,735
2013	22.807401	28.413304	24.58%	291
2012	19.222786	22.807401	18.65%	291
2011	21.421068	19.222786	-10.26%	291
2010	18.872103	21.421068	13.51%	291
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.680073	10.503369	8.51%	2,917
2018	10.337886	9.680073	-6.36%	3,242
2017	9.937672	10.337886	4.03%	4,806
2016	9.532405	9.937672	4.25%	4,744
2015	9.965364	9.532405	-4.34%	4,955
2014	9.911429	9.965364	0.54%	7,512
2013	10.140617	9.911429	-2.26%	5,854
2012*	10.000000	10.140617	1.41%	4,666
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.502145	10.671991	25.52%	0
2018	10.774438	8.502145	-21.09%	0
2017	8.685556	10.774438	24.05%	0
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.519628	32.980279	29.23%	4,486
2018	28.309093	25.519628	-9.85%	14,693
2017	24.740036	28.309093	14.43%	16,453
2016	22.657854	24.740036	9.19%	7,492
2015	22.400745	22.657854	1.15%	7,389
2014	20.683395	22.400745	8.30%	7,691
2013	16.040777	20.683395	28.94%	10,063
2012	14.023013	16.040777	14.39%	10,318
2011	14.339142	14.023013	-2.20%	11,146
2010	12.619523	14.339142	13.63%	14,187
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.410703	43.816208	23.74%	937
2018	40.353382	35.410703	-12.25%	1,348
2017	36.109640	40.353382	11.75%	1,470
2016	31.279259	36.109640	15.44%	2,521
2015	33.954264	31.279259	-7.88%	13,124
2014	30.999060	33.954264	9.53%	12,107
2013	22.470720	30.999060	37.95%	9,053
2012	19.467057	22.470720	15.43%	3,369
2011	20.327750	19.467057	-4.23%	5,440
2010	16.838740	20.327750	20.72%	4,314
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.143581	16.896571	19.46%	609
2018	15.248474	14.143581	-7.25%	636
2017	13.141554	15.248474	16.03%	667
2016	13.748483	13.141554	-4.41%	694
2015	15.291121	13.748483	-10.09%	724
2014	16.453681	15.291121	-7.07%	1,074
2013	13.403631	16.453681	22.76%	788
2012	11.465232	13.403631	16.91%	837
2011	12.594443	11.465232	-8.97%	206
2010	11.813349	12.594443	6.61%	8,592
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.262550	13.376042	9.08%	5,070
2018	12.771471	12.262550	-3.98%	58,399
2017	12.203125	12.771471	4.66%	61,239
2016	10.705843	12.203125	13.99%	86,852
2015	11.672514	10.705843	-8.28%	70,542
2014	11.676176	11.672514	-0.03%	69,809
2013	10.771349	11.676176	8.40%	56,063
2012*	10.000000	10.771349	7.71%	30,358

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.883603	21.493765	35.32%	5,556
2018	16.202464	15.883603	-1.97%	5,502
2017	13.014800	16.202464	24.49%	6,021
2016	12.501626	13.014800	4.10%	6,338
2015	13.525582	12.501626	-7.57%	6,350
2014	12.781700	13.525582	5.82%	3,074
2013	10.027212	12.781700	27.47%	0
2012*	10.000000	10.027212	0.27%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	25.822209	30.973864	19.95%	0
2018	26.212076	25.822209	-1.49%	0
2017	22.616647	26.212076	15.90%	0
2016	22.098037	22.616647	2.35%	0
2015	22.433942	22.098037	-1.50%	4
2014	21.127832	22.433942	6.18%	4
2013	17.976978	21.127832	17.53%	29
2012	16.164033	17.976978	11.22%	72
2011	16.256146	16.164033	-0.57%	72
2010	15.326396	16.256146	6.07%	76
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.595957	10.287002	7.20%	13,894
2018	9.910330	9.595957	-3.17%	15,427
2017	9.774035	9.910330	1.39%	11,167
2016	9.746276	9.774035	0.28%	8,623
2015*	10.000000	9.746276	-2.54%	8,246
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	39.423934	52.927551	34.25%	4,673
2018	39.512753	39.423934	-0.22%	4,829
2017	30.982116	39.512753	27.53%	5,132
2016	30.978767	30.982116	0.01%	6,564
2015	28.211085	30.978767	9.81%	7,237
2014	26.512448	28.211085	6.41%	8,476
2013	20.648287	26.512448	28.40%	7,824
2012	16.994419	20.648287	21.50%	11,429
2011	18.615134	16.994419	-8.71%	16,713
2010	17.820786	18.615134	4.46%	58,807
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.803447	32.396608	42.07%	9,463
2018	23.038225	22.803447	-1.02%	18,109
2017	16.204677	23.038225	42.17%	17,185
2016	14.508019	16.204677	11.69%	19,471
2015	14.132468	14.508019	2.66%	2,400
2014	13.174652	14.132468	7.27%	2,400
2013	9.919190	13.174652	32.82%	0
2012*	10.000000	9.919190	-0.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.575156	30.546819	24.30%	1,309
2018	29.522788	24.575156	-16.76%	1,309
2017	23.005829	29.522788	28.33%	1,309
2016	25.136274	23.005829	-8.48%	1,593
2015	28.097194	25.136274	-10.54%	2,162
2014	32.584898	28.097194	-13.77%	3,412
2013	29.064944	32.584898	12.11%	5,786
2012	26.178725	29.064944	11.03%	5,767
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.537331	9.894541	15.90%	0
2018	10.686844	8.537331	-20.11%	0
2017	8.521819	10.686844	25.41%	0
2016	7.191881	8.521819	18.49%	0
2015	9.170548	7.191881	-21.58%	0
2014	9.802776	9.170548	-6.45%	6,040
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.827214	10.451261	6.35%	0
2018	10.122516	9.827214	-2.92%	0
2017	9.934180	10.122516	1.90%	0
2016*	10.000000	9.934180	-0.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.678208	21.728665	38.59%	1,850
2018	16.262935	15.678208	-3.60%	1,710
2017	13.121704	16.262935	23.94%	0
2016	12.293467	13.121704	6.74%	0
2015	12.806389	12.293467	-4.01%	0
2014	14.112127	12.806389	-9.25%	0
2013	10.186539	14.112127	38.54%	0
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.073774	36.936942	27.05%	13,209
2018	33.064667	29.073774	-12.07%	50,731
2017	28.720527	33.064667	15.13%	46,020
2016	25.730581	28.720527	11.62%	61,770
2015	26.476228	25.730581	-2.82%	55,353
2014	24.490391	26.476228	8.11%	58,130
2013	18.410922	24.490391	33.02%	51,061
2012	16.196003	18.410922	13.68%	33,551
2011	16.586416	16.196003	-2.35%	61,721
2010	15.202306	16.586416	9.10%	96,765
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.813808	8.14%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.061295	21.030780	23.27%	33,565
2018	19.267328	17.061295	-11.45%	51,285
2017	15.486049	19.267328	24.42%	44,410
2016	15.201190	15.486049	1.87%	51,668
2015	14.574457	15.201190	4.30%	38,854
2014	14.690343	14.574457	-0.79%	41,375
2013	11.732494	14.690343	25.21%	27,874
2012	10.316656	11.732494	13.72%	17,438
2011	10.706363	10.316656	-3.64%	25,028
2010*	10.000000	10.706363	7.06%	2,824
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.479866	17.089066	36.93%	3,783
2018	12.650129	12.479866	-1.35%	3,885
2017	10.065767	12.650129	25.67%	4,003
2016	9.693871	10.065767	3.84%	9,041
2015*	10.000000	9.693871	-3.06%	9,949
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	12.650923	13.727420	8.51%	304
2018	13.015831	12.650923	-2.80%	304
2017	12.528687	13.015831	3.89%	1,968
2016	12.063731	12.528687	3.85%	1,885
2015	12.400597	12.063731	-2.72%	1,762
2014	11.751693	12.400597	5.52%	1,917
2013	12.049215	11.751693	-2.47%	6,577
2012	11.249025	12.049215	7.11%	5,742
2011	10.878470	11.249025	3.41%	5,687
2010	10.377399	10.878470	4.83%	5,996
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	21.864660	24.488539	12.00%	0
2018	23.979846	21.864660	-8.82%	0
2017	22.304932	23.979846	7.51%	0
2016	20.560284	22.304932	8.49%	0
2015	21.207803	20.560284	-3.05%	0
2014	21.011267	21.207803	0.94%	0
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.217713	11.562530	25.44%	0
2018	10.202148	9.217713	-9.65%	0
2017	9.240069	10.202148	10.41%	0
2016	8.192336	9.240069	12.79%	0
2015*	10.000000	8.192336	-18.08%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.069437	20.764207	21.65%	0
2018	18.748385	17.069437	-8.96%	0
2017	16.261580	18.748385	15.29%	0
2016	14.932455	16.261580	8.90%	0
2015	16.396913	14.932455	-8.93%	0
2014	17.066799	16.396913	-3.93%	11,128
2013	13.187623	17.066799	29.42%	41,982
2012	10.963048	13.187623	20.29%	33,582
2011	11.277673	10.963048	-2.79%	74,684
2010*	10.000000	11.277673	12.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.619676	18.507430	18.49%	131,699
2018	16.758340	15.619676	-6.79%	141,976
2017	14.752119	16.758340	13.60%	141,546
2016	13.795482	14.752119	6.93%	129,236
2015	13.925629	13.795482	-0.93%	77,148
2014	13.520609	13.925629	3.00%	62,528
2013	11.179298	13.520609	20.94%	68,982
2012	9.848461	11.179298	13.51%	74,981
2011	9.946387	9.848461	-0.98%	70,342
2010	9.051196	9.946387	9.89%	80,574
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.822910	11.571064	6.91%	61,660
2018	11.153402	10.822910	-2.96%	63,585
2017	11.015051	11.153402	1.26%	66,312
2016	10.937894	11.015051	0.71%	57,514
2015	11.175554	10.937894	-2.13%	29,587
2014	10.851746	11.175554	2.98%	20,093
2013	11.354174	10.851746	-4.43%	20,684
2012	11.026950	11.354174	2.97%	19,127
2011	10.631394	11.026950	3.72%	18,940
2010	10.224777	10.631394	3.98%	26,917
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.273034	22.838156	32.22%	16,468
2018	19.441436	17.273034	-11.15%	15,538
2017	15.131097	19.441436	28.49%	14,192
2016	15.394514	15.131097	-1.71%	14,312
2015	14.728967	15.394514	4.52%	15,846
2014	14.743616	14.728967	-0.10%	10,599
2013	11.682902	14.743616	26.20%	17,532
2012	9.755085	11.682902	19.76%	4,959
2011	10.964407	9.755085	-11.03%	5,281
2010	10.041819	10.964407	9.19%	4,069

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.223136	24.569280	27.81%	5,813
2018	19.727080	19.223136	-2.55%	6,102
2017	15.734248	19.727080	25.38%	5,163
2016	14.705263	15.734248	7.00%	4,634
2015	14.084823	14.705263	4.41%	6,306
2014	13.285877	14.084823	6.01%	27,254
2013	10.449057	13.285877	27.15%	84,697
2012	9.073017	10.449057	15.17%	24,200
2011	9.703303	9.073017	-6.50%	31,421
2010	8.368558	9.703303	15.95%	21,368
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.958532	19.673601	23.28%	43,001
2018	16.632829	15.958532	-4.05%	45,551
2017	13.905015	16.632829	19.62%	50,771
2016	12.758933	13.905015	8.98%	50,073
2015	12.866251	12.758933	-0.83%	25,559
2014	11.898520	12.866251	8.13%	16,919
2013	9.121605	11.898520	30.44%	19,225
2012	7.943317	9.121605	14.83%	22,159
2011	8.282008	7.943317	-4.09%	29,131
2010	7.607377	8.282008	8.87%	42,314
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.782694	15.831485	7.09%	8,240
2018	15.432501	14.782694	-4.21%	71,747
2017	14.793887	15.432501	4.32%	70,650
2016	13.879473	14.793887	6.59%	95,519
2015	14.569421	13.879473	-4.74%	20,738
2014	14.296383	14.569421	1.91%	30,907
2013	14.739016	14.296383	-3.00%	40,024
2012	13.385466	14.739016	10.11%	19,008
2011	12.926876	13.385466	3.55%	46,440
2010	11.915595	12.926876	8.49%	34,962
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	26.354838	32.836325	24.59%	15,612
2018	29.034213	26.354838	-9.23%	9,906
2017	25.146806	29.034213	15.46%	10,959
2016	21.801223	25.146806	15.35%	11,530
2015	23.772465	21.801223	-8.29%	12,578
2014	22.247052	23.772465	6.86%	12,090
2013	16.761045	22.247052	32.73%	21,050
2012	14.459057	16.761045	15.92%	6,706
2011	15.124134	14.459057	-4.40%	9,032
2010	13.354195	15.124134	13.25%	9,405

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.750461	10.994758	12.76%	0
2018	10.860386	9.750461	-10.22%	0
2017	9.347074	10.860386	16.19%	0
2016	9.252384	9.347074	1.02%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.053642	10.512173	4.56%	0
2018*	10.000000	10.053642	0.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.505051	23.080671	12.56%	994
2018	21.550718	20.505051	-4.85%	1,037
2017	20.576570	21.550718	4.73%	1,122
2016	18.373002	20.576570	11.99%	1,212
2015	19.230296	18.373002	-4.46%	1,791
2014	19.115246	19.230296	0.60%	2,285
2013	18.198416	19.115246	5.04%	218
2012	16.194358	18.198416	12.38%	87
2011	15.900227	16.194358	1.85%	544
2010	14.323849	15.900227	11.01%	2,285
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.560940	19.552801	25.65%	0
2018	16.700352	15.560940	-6.82%	0
2017	13.644423	16.700352	22.40%	0
2016	12.248987	13.644423	11.39%	0
2015	12.636969	12.248987	-3.07%	0
2014	12.088791	12.636969	4.53%	39
2013	8.585350	12.088791	40.81%	10,392
2012	7.490901	8.585350	14.61%	56
2011	8.643168	7.490901	-13.33%	67
2010	7.635656	8.643168	13.19%	94
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.771016	12.733038	30.31%	8,179
2018	11.954158	9.771016	-18.26%	8,998
2017	9.706335	11.954158	23.16%	13,436
2016	10.144567	9.706335	-4.32%	14,399
2015	10.409209	10.144567	-2.54%	14,040
2014	10.756269	10.409209	-3.23%	13,862
2013	9.055819	10.756269	18.78%	15,595
2013	9.055819	10.756269	18.78%	15,595
2012	7.991327	9.055819	13.32%	16,210
2011	9.013234	7.991327	-11.34%	17,341
2010	8.073129	9.013234	11.64%	32,535

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.218384	33.184894	26.57%	2,997
2018	26.803442	26.218384	-2.18%	3,328
2017	22.721067	26.803442	17.97%	5,263
2016	20.835101	22.721067	9.05%	5,718
2015	21.099002	20.835101	-1.25%	6,540
2014	19.234771	21.099002	9.69%	5,122
2013	14.991310	19.234771	28.31%	7,322
2012	13.423528	14.991310	11.68%	7,630
2011	13.631425	13.423528	-1.53%	8,579
2010	12.272429	13.631425	11.07%	11,545
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.000043	15.808750	21.61%	0
2018	14.848907	13.000043	-12.45%	0
2017	12.634202	14.848907	17.53%	0
2016	11.884254	12.634202	6.31%	0
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.447796	14.187008	13.97%	80,243
2018	13.533921	12.447796	-8.03%	87,370
2017	12.311562	13.533921	9.93%	90,099
2016	11.826930	12.311562	4.10%	3,153
2015	12.185093	11.826930	-2.94%	3,196
2014	11.909296	12.185093	2.32%	3,235
2013	10.588009	11.909296	12.48%	3,271
2012	9.718595	10.588009	8.95%	6,601
2011	10.041489	9.718595	-3.22%	15,654
2010	9.271131	10.041489	8.31%	15,847
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.952747	15.278544	17.96%	7,862
2018	14.378322	12.952747	-9.91%	8,028
2017	12.655665	14.378322	13.61%	25,083
2016	12.020022	12.655665	5.29%	2,857
2015	12.417839	12.020022	-3.20%	20,645
2014	12.090408	12.417839	2.71%	4,505
2013	10.164913	12.090408	18.94%	18,135
2012	9.118259	10.164913	11.48%	18,323
2011	9.626400	9.118259	-5.28%	4,653
2010	8.731043	9.626400	10.25%	4,704

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.444609	12.425180	8.57%	4,508
2018	11.979599	11.444609	-4.47%	5,515
2017	11.480947	11.979599	4.34%	5,557
2016	11.186659	11.480947	2.63%	26,969
2015	11.487643	11.186659	-2.62%	27,241
2014	11.332036	11.487643	1.37%	24,621
2013	11.008483	11.332036	2.94%	3,163
2012	10.439400	11.008483	5.45%	266,278
2011	10.493066	10.439400	-0.51%	3,238
2010	10.015163	10.493066	4.77%	3,272
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.799545	12.061972	11.69%	0
2018	11.840201	10.799545	-8.79%	0
2017	10.516055	11.840201	12.59%	0
2016	10.154893	10.516055	3.56%	0
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.082924	12.548361	13.22%	0
2018	12.158836	11.082924	-8.85%	0
2017	10.521687	12.158836	15.56%	0
2016	10.097601	10.521687	4.20%	0
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.753144	14.780883	15.90%	15,159
2018	13.993201	12.753144	-8.86%	16,160
2017	12.515159	13.993201	11.81%	18,920
2016	11.951451	12.515159	4.72%	19,997
2015	12.314199	11.951451	-2.95%	31,079
2014	12.004106	12.314199	2.58%	43,938
2013	10.387149	12.004106	15.57%	73,959
2012	9.423149	10.387149	10.23%	41,016
2011	9.834684	9.423149	-4.18%	42,603
2010	9.001521	9.834684	9.26%	32,679

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.951243	15.529688	19.91%	14,367
2018	14.590109	12.951243	-11.23%	15,943
2017	12.595852	14.590109	15.83%	17,817
2016	11.933239	12.595852	5.55%	19,894
2015	12.350599	11.933239	-3.38%	30,299
2014	12.040549	12.350599	2.58%	29,570
2013	9.876079	12.040549	21.92%	1,770
2012	8.786246	9.876079	12.40%	1,778
2011	9.394982	8.786246	-6.48%	3,807
2010	8.451804	9.394982	11.16%	3,816
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.208288	13.689161	12.13%	0
2018	13.068559	12.208288	-6.58%	2,045
2017	12.122550	13.068559	7.80%	2,066
2016	11.657495	12.122550	3.99%	2,088
2015	12.011233	11.657495	-2.95%	2,110
2014	11.763647	12.011233	2.10%	2,129
2013	10.779948	11.763647	9.13%	2,149
2012	9.986227	10.779948	7.95%	3,821
2011	10.206821	9.986227	-2.16%	12,594
2010	9.542396	10.206821	6.96%	12,704
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.371443	14.755301	10.35%	8,175
2018	16.168759	13.371443	-17.30%	8,063
2017	13.429915	16.168759	20.39%	11,187
2016	13.538346	13.429915	-0.80%	12,440
2015	14.361135	13.538346	-5.73%	11,949
2014	15.937803	14.361135	-9.89%	11,885
2013	13.528022	15.937803	17.81%	12,526
2012	11.534051	13.528022	17.29%	14,359
2011	13.425459	11.534051	-14.09%	15,238
2010	12.868657	13.425459	4.33%	21,031
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.812935	12.596415	6.63%	867
2018	12.126425	11.812935	-2.59%	996
2017	11.864739	12.126425	2.21%	1,043
2016	11.517423	11.864739	3.02%	1,065
2015	11.844788	11.517423	-2.76%	1,145
2014	11.534508	11.844788	2.69%	1,476
2013	12.013637	11.534508	-3.99%	2,693
2012	11.394264	12.013637	5.44%	2,097
2011	10.932331	11.394264	4.23%	2,130
2010	10.436645	10.932331	4.75%	3,973

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.496599	13.435295	7.51%	3,548
2018	12.927883	12.496599	-3.34%	3,329
2017	12.699207	12.927883	1.80%	4,778
2016	12.526613	12.699207	1.38%	4,615
2015	12.835626	12.526613	-2.41%	2,508
2014	12.475226	12.835626	2.89%	2,627
2013	12.982845	12.475226	-3.91%	2,714
2012	12.355457	12.982845	5.08%	2,568
2011	11.875895	12.355457	4.04%	2,531
2010	11.197302	11.875895	6.06%	1,673
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.085585	14.199445	17.49%	0
2018	13.718329	12.085585	-11.90%	0
2017	11.861765	13.718329	15.65%	0
2016	10.854776	11.861765	9.28%	0
2015	11.425971	10.854776	-5.00%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.520225	13.280610	15.28%	0
2018	12.740753	11.520225	-9.58%	0
2017	11.408723	12.740753	11.68%	0
2016	10.691514	11.408723	6.71%	0
2015	11.094024	10.691514	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.092974	33.805562	20.33%	721
2018	34.781103	28.092974	-19.23%	799
2017	25.104058	34.781103	38.55%	788
2016	23.808370	25.104058	5.44%	1,044
2015	28.972987	23.808370	-17.83%	2,561
2014	31.329556	28.972987	-7.52%	3,181
2013	31.799987	31.329556	-1.48%	624
2012	27.709347	31.799987	14.76%	628
2011	36.491335	27.709347	-24.07%	645
2010	32.090935	36.491335	13.71%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.722918	12.221296	4.25%	7,575
2018	11.956965	11.722918	-1.96%	8,517
2017	11.939051	11.956965	0.15%	11,620
2016	12.080056	11.939051	-1.17%	10,843
2015	12.327439	12.080056	-2.01%	10,663
2014	12.017128	12.327439	2.58%	14,694
2013	12.767690	12.017128	-5.88%	18,024
2012	12.629525	12.767690	1.09%	18,505
2011	12.002636	12.629525	5.22%	17,597
2010	11.676717	12.002636	2.79%	22,949

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.733395	8.720093	-0.15%	12,979
2018	8.781361	8.733395	-0.55%	17,887
2017	8.913409	8.781361	-1.48%	34,102
2016	9.084874	8.913409	-1.89%	92,161
2015	9.260828	9.084874	-1.90%	19,730
2014	9.440188	9.260828	-1.90%	28,009
2013	9.623025	9.440188	-1.90%	33,658
2012	9.809916	9.623025	-1.91%	146,443
2011	9.999381	9.809916	-1.89%	62,601
2010	10.193034	9.999381	-1.90%	62,792
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.379988	9.775607	16.65%	5,651
2018	10.027584	8.379988	-16.43%	6,122
2017	8.043435	10.027584	24.67%	6,299
2016	8.147167	8.043435	-1.27%	6,650
2015	8.581378	8.147167	-5.06%	8,734
2014	8.811027	8.581378	-2.61%	20,219
2013	7.639862	8.811027	15.33%	20,684
2012	6.759003	7.639862	13.03%	22,971
2011	7.655210	6.759003	-11.71%	71,930
2010	6.905438	7.655210	10.86%	22,855
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.159595	10.890703	18.90%	917
2018	10.874217	9.159595	-15.77%	378
2017	8.906071	10.874217	22.10%	180
2016	9.030856	8.906071	-1.38%	180
2015	9.335469	9.030856	-3.26%	180
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	5,746
2012	7.368824	8.544964	15.96%	434
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.072557	30.433420	21.38%	406
2018	28.044279	25.072557	-10.60%	406
2017	24.137386	28.044279	16.19%	406
2016	22.475608	24.137386	7.39%	0
2015	23.141938	22.475608	-2.88%	0
2014	22.469946	23.141938	2.99%	6
2013	18.000330	22.469946	24.83%	120
2012	15.831952	18.000330	13.70%	120
2011	16.798410	15.831952	-5.75%	4,576
2010	14.938226	16.798410	12.45%	4,034

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.598530	17.649725	13.15%	0
2018	16.712839	15.598530	-6.67%	0
2017	15.329311	16.712839	9.03%	0
2016	14.698957	15.329311	4.29%	0
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	9,948
2012	12.253111	13.147941	7.30%	10,566
2011	12.380379	12.253111	-1.03%	6,964
2010	11.492168	12.380379	7.73%	7,603
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.273463	21.500898	17.66%	9,626
2018	19.918254	18.273463	-8.26%	10,231
2017	17.684112	19.918254	12.63%	12,172
2016	16.730799	17.684112	5.70%	12,377
2015	17.146051	16.730799	-2.42%	12,568
2014	16.612312	17.146051	3.21%	22,509
2013	14.171338	16.612312	17.22%	22,603
2012	12.869880	14.171338	10.11%	6,414
2011	13.242541	12.869880	-2.81%	6,486
2010	12.049283	13.242541	9.90%	5,306
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.488319	14.493458	7.45%	43,607
2018	14.003550	13.488319	-3.68%	44,904
2017	13.506476	14.003550	3.68%	46,178
2016	13.204348	13.506476	2.29%	2,492
2015	13.424552	13.204348	-1.64%	2,526
2014	13.172122	13.424552	1.92%	2,556
2013	12.808368	13.172122	2.84%	2,811
2012	12.414523	12.808368	3.17%	11,265
2011	12.294075	12.414523	0.98%	2,867
2010	11.834748	12.294075	3.88%	8,598
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.878445	12.058922	10.85%	0
2018	11.751427	10.878445	-7.43%	0
2017	10.504480	11.751427	11.87%	0
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.168512	12.626982	13.06%	0
2018	12.119822	11.168512	-7.85%	0
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.461379	22.479466	15.51%	70,281
2018	21.035266	19.461379	-7.48%	73,079
2017	18.987049	21.035266	10.79%	58,894
2016	18.063479	18.987049	5.11%	60,202
2015	18.475185	18.063479	-2.23%	66,767
2014	17.905306	18.475185	3.18%	66,583
2013	15.649848	17.905306	14.41%	66,090
2012	14.397048	15.649848	8.70%	75,540
2011	14.681233	14.397048	-1.94%	82,257
2010	13.492861	14.681233	8.81%	78,696
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.752889	27.192808	19.51%	56,699
2018	25.138483	22.752889	-9.49%	58,465
2017	21.961087	25.138483	14.47%	60,472
2016	20.635071	21.961087	6.43%	76,068
2015	21.189410	20.635071	-2.62%	103,843
2014	20.579667	21.189410	2.96%	91,474
2013	17.142124	20.579667	20.05%	89,230
2012	15.361157	17.142124	11.59%	111,395
2011	15.998294	15.361157	-3.98%	124,816
2010	14.453011	15.998294	10.69%	121,836
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.484490	18.351708	11.33%	34,193
2018	17.457038	16.484490	-5.57%	34,095
2017	16.293346	17.457038	7.14%	35,796
2016	15.711987	16.293346	3.70%	37,382
2015	16.021199	15.711987	-1.93%	39,014
2014	15.592498	16.021199	2.75%	40,660
2013	14.384780	15.592498	8.40%	42,265
2012	13.572810	14.384780	5.98%	56,534
2011	13.555512	13.572810	0.13%	58,002
2010	12.733498	13.555512	6.46%	42,653
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.431008	4.31%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.730615	7.31%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.992723	21.707334	27.74%	4,512
2018	17.924309	16.992723	-5.20%	4,698
2017	14.067204	17.924309	27.42%	7,573
2016	14.059117	14.067204	0.06%	10,041
2015	13.896514	14.059117	1.17%	10,089
2014	12.860528	13.896514	8.06%	11,043
2013	9.753079	12.860528	31.86%	13,020
2012	8.560684	9.753079	13.93%	13,736
2011	9.017642	8.560684	-5.07%	14,955
2010	7.968351	9.017642	13.17%	14,228
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.903473	12.725419	16.71%	11,706
2018	11.678821	10.903473	-6.64%	12,071
2017	10.126795	11.678821	15.33%	0
2016	9.509545	10.126795	6.49%	0
2015	9.916571	9.509545	-4.10%	0
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.236540	14.642896	19.67%	0
2018	12.804599	12.236540	-4.44%	0
2017	10.724883	12.804599	19.39%	0
2016	9.934124	10.724883	7.96%	0
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.209481	36.657694	34.72%	13,977
2018	28.173585	27.209481	-3.42%	14,741
2017	22.600034	28.173585	24.66%	18,162
2016	22.295339	22.600034	1.37%	21,759
2015	21.681561	22.295339	2.83%	25,724
2014	20.358343	21.681561	6.50%	32,080
2013	15.227174	20.358343	33.70%	41,563
2012	13.108013	15.227174	16.17%	29,955
2011	13.703267	13.108013	-4.34%	34,261
2010	12.872203	13.703267	6.46%	59,882
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.755960	28.280182	24.28%	1,380
2018	25.626174	22.755960	-11.20%	1,742
2017	24.088490	25.626174	6.38%	1,823
2016	20.425257	24.088490	17.93%	2,192
2015	21.788715	20.425257	-6.26%	5,370
2014	19.664564	21.788715	10.80%	7,251
2013	15.223591	19.664564	29.17%	7,893
2012	13.560253	15.223591	12.27%	6,198
2011	13.755440	13.560253	-1.42%	9,898
2010	12.391945	13.755440	11.00%	9,304

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.095153	44.492413	23.26%	8,401
2018	41.525783	36.095153	-13.08%	2,386
2017	36.558932	41.525783	13.59%	2,489
2016	30.979399	36.558932	18.01%	2,586
2015	32.400545	30.979399	-4.39%	4,177
2014	30.184581	32.400545	7.34%	4,166
2013	23.126160	30.184581	30.52%	8,418
2012	20.068510	23.126160	15.24%	4,862
2011	20.990505	20.068510	-4.39%	5,641
2010	16.954335	20.990505	23.81%	4,230
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.716993	15.644038	14.05%	10,427
2018	16.916928	13.716993	-18.92%	9,970
2017	14.072357	16.916928	20.21%	9,357
2016	13.663522	14.072357	2.99%	9,479
2015	14.714840	13.663522	-7.14%	9,235
2014	16.607022	14.714840	-11.39%	8,646
2013	13.984797	16.607022	18.75%	0
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.809667	16.947475	22.72%	4,345
2018	15.961103	13.809667	-13.48%	3,509
2017	14.226184	15.961103	12.20%	3,541
2016	12.495891	14.226184	13.85%	3,592
2015	13.191264	12.495891	-5.27%	3,639
2014	12.197348	13.191264	8.15%	3,891
2013	9.208115	12.197348	32.46%	4,874
2012	7.982597	9.208115	15.35%	4,114
2011	8.664819	7.982597	-7.87%	3,281
2010	7.834012	8.664819	10.61%	1,468
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.511046	21.274740	21.49%	6,166
2018	20.556511	17.511046	-14.82%	6,462
2017	18.406237	20.556511	11.68%	5,905
2016	15.954663	18.406237	15.37%	8,135
2015	16.746957	15.954663	-4.73%	20,641
2014	14.588339	16.746957	14.80%	57,073
2013	10.960352	14.588339	33.10%	20,403
2012	9.603374	10.960352	14.13%	8,097
2011	10.021648	9.603374	-4.17%	9,206
2010	8.539166	10.021648	17.36%	12,096

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.732875	32.846552	32.81%	2,082
2018	27.471971	24.732875	-9.97%	2,075
2017	22.465452	27.471971	22.29%	2,737
2016	21.191693	22.465452	6.01%	2,833
2015	21.488363	21.191693	-1.38%	2,819
2014	21.362359	21.488363	0.59%	2,904
2013	15.127310	21.362359	41.22%	2,979
2012	13.635678	15.127310	10.94%	2,442
2011	14.019988	13.635678	-2.74%	4,962
2010	11.423473	14.019988	22.73%	2,706
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	31.757686	36.977396	16.44%	217
2018	39.065907	31.757686	-18.71%	228
2017	36.615337	39.065907	6.69%	242
2016	29.711954	36.615337	23.23%	255
2015	32.320245	29.711954	-8.07%	1,777
2014	30.858565	32.320245	4.74%	2,774
2013	22.464619	30.858565	37.37%	4,895
2012	19.035527	22.464619	18.01%	2,161
2011	20.522673	19.035527	-7.25%	2,326
2010	16.540743	20.522673	24.07%	4,172
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	31.295610	38.484891	22.97%	2,715
2018	36.602934	31.295610	-14.50%	2,706
2017	32.959403	36.602934	11.05%	3,404
2016	27.415441	32.959403	20.22%	4,033
2015	28.486340	27.415441	-3.76%	4,327
2014	28.877573	28.486340	-1.35%	5,419
2013	20.943650	28.877573	37.88%	5,566
2012	18.528870	20.943650	13.03%	6,018
2011	20.050607	18.528870	-7.59%	6,558
2010	16.353562	20.050607	22.61%	17,640
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.453352	20.344870	23.65%	4,320
2018	17.820850	16.453352	-7.67%	4,599
2017	15.346745	17.820850	16.12%	7,475
2016	14.206968	15.346745	8.02%	8,147
2015	14.542980	14.206968	-2.31%	8,375
2014	13.414785	14.542980	8.41%	8,423
2013	9.869532	13.414785	35.92%	24,257
2012	9.032885	9.869532	9.26%	29,916
2011	9.518329	9.032885	-5.10%	95,570
2010	7.852367	9.518329	21.22%	46,431

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.977208	16.606561	27.97%	13,783
2018	13.789462	12.977208	-5.89%	9,015
2017	13.242241	13.789462	4.13%	9,327
2016	12.594056	13.242241	5.15%	11,003
2015	13.608279	12.594056	-7.45%	21,254
2014	10.786184	13.608279	26.16%	30,415
2013	10.706016	10.786184	0.75%	49,931
2012	9.442513	10.706016	13.38%	24,808
2011	9.068332	9.442513	4.13%	33,682
2010	7.120392	9.068332	27.36%	45,673
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.521538	19.922532	28.35%	21,657
2018	16.634560	15.521538	-6.69%	21,696
2017	13.987068	16.634560	18.93%	20,234
2016	12.798644	13.987068	9.29%	19,521
2015	12.924670	12.798644	-0.98%	10,651
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.810205	10.017159	2.11%	6,127
2018	9.919881	9.810205	-1.11%	6,822
2017	9.954284	9.919881	-0.35%	8,238
2016	9.899874	9.954284	0.55%	6,791
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	2,073
2013	10.459462	10.271556	-1.80%	2,001
2012	10.299643	10.459462	1.55%	1,807
2011	10.364036	10.299643	-0.62%	1,606
2010	10.315146	10.364036	0.47%	1,845
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.839448	16.965244	22.59%	9,501
2018	15.914330	13.839448	-13.04%	2,047
2017	14.206955	15.914330	12.02%	447
2016	11.980814	14.206955	18.58%	0
2015	12.839721	11.980814	-6.69%	0
2014	12.518621	12.839721	2.56%	1,272
2013*	10.000000	12.518621	25.19%	1,122

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.154111	21.685003	34.24%	3,770
2018	17.717594	16.154111	-8.82%	5,034
2017	14.161930	17.717594	25.11%	9,076
2016	13.611219	14.161930	4.05%	16,170
2015	13.923002	13.611219	-2.24%	51,983
2014	13.683694	13.923002	1.75%	8,586
2013	10.063484	13.683694	35.97%	9,921
2012	8.948400	10.063484	12.46%	10,457
2011	9.546287	8.948400	-6.26%	11,793
2010	7.694421	9.546287	24.07%	18,831
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	32.263999	41.931659	29.96%	0
2018	35.201188	32.263999	-8.34%	0
2017	28.805422	35.201188	22.20%	0
2016	28.188671	28.805422	2.19%	0
2015	28.451632	28.188671	-0.92%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.515694	9.679059	1.72%	3,119
2018	9.602971	9.515694	-0.91%	3,429
2017	9.701982	9.602971	-1.02%	15,054
2016	9.770253	9.701982	-0.70%	14,224
2015	9.941211	9.770253	-1.72%	14,757
2014	10.072317	9.941211	-1.30%	15,730
2013	10.204455	10.072317	-1.29%	17,437
2012	9.944622	10.204455	2.61%	14,355
2011	10.107513	9.944622	-1.61%	14,669
2010	9.786068	10.107513	3.28%	16,029
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	26.466960	32.684982	23.49%	7,080
2018	28.621406	26.466960	-7.53%	10,944
2017	24.634116	28.621406	16.19%	14,391
2016	22.855833	24.634116	7.78%	15,421
2015	23.407040	22.855833	-2.35%	17,212
2014	21.616202	23.407040	8.28%	21,488
2013	16.013163	21.616202	34.99%	21,797
2012	14.709043	16.013163	8.87%	22,952
2011	15.469905	14.709043	-4.92%	24,141
2010	12.835666	15.469905	20.52%	28,675
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.424747	11.427678	9.62%	0
2018	11.240033	10.424747	-7.25%	0
2017	10.105162	11.240033	11.23%	0
2016	9.122979	10.105162	10.77%	0
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.701581	10.911769	12.47%	0
2018	10.391977	9.701581	-6.64%	0
2017	9.649008	10.391977	7.70%	0
2016	8.687483	9.649008	11.07%	0
2015	9.070274	8.687483	-4.22%	0
2014	9.117876	9.070274	-0.52%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.809035	11.337182	4.89%	0
2018	11.487491	10.809035	-5.91%	0
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.677514	10.885643	1.95%	21,023
2018	10.859710	10.677514	-1.68%	22,538
2017	10.932566	10.859710	-0.67%	17,591
2016	11.000168	10.932566	-0.61%	20,369
2015	11.189853	11.000168	-1.70%	28,618
2014	11.321857	11.189853	-1.17%	35,740
2013	11.568009	11.321857	-2.13%	40,040
2012	11.151424	11.568009	3.74%	20,276
2011	11.253389	11.151424	-0.91%	29,071
2010	10.905794	11.253389	3.19%	45,584
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.058939	10.133874	0.74%	13,235
2018	10.110543	10.058939	-0.51%	0
2017	10.073603	10.110543	0.37%	0
2016*	10.000000	10.073603	0.74%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.433198	11.079075	6.19%	994
2018	10.704355	10.433198	-2.53%	1,145
2017	10.409667	10.704355	2.83%	1,110
2016	10.343507	10.409667	0.64%	1,064
2015	10.508572	10.343507	-1.57%	1,030
2014	10.283535	10.508572	2.19%	1,042
2013	10.702435	10.283535	-3.91%	1,016
2012	9.963663	10.702435	7.41%	36,791
2011*	10.000000	9.963663	-0.36%	810

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.070290	12.882653	27.93%	1,501
2018	11.218802	10.070290	-10.24%	1,501
2017*	10.000000	11.218802	12.19%	1,501
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.300058	17.841337	34.14%	2,917
2018	13.243930	13.300058	0.42%	1,645
2017	10.312640	13.243930	28.42%	1,645
2016*	10.000000	10.312640	3.13%	1,645
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.891510	19.510861	22.78%	0
2018	20.029605	15.891510	-20.66%	0
2017	16.129121	20.029605	24.18%	0
2016	16.854158	16.129121	-4.30%	0
2015	17.156578	16.854158	-1.76%	0
2014	18.760469	17.156578	-8.55%	0
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.172352	41.858897	26.19%	5,147
2018	33.531154	33.172352	-1.07%	14,006
2017	26.847414	33.531154	24.90%	12,726
2016	30.650445	26.847414	-12.41%	20,466
2015	27.779829	30.650445	10.33%	25,588
2014	21.579569	27.779829	28.73%	31,808
2013	14.614845	21.579569	47.66%	21,302
2012	11.372924	14.614845	28.51%	1,382
2011	10.502017	11.372924	8.29%	2,541
2010*	10.000000	10.502017	5.02%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.083718	5.562948	9.43%	0
2018	7.240858	5.083718	-29.79%	0
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.210600	5.718298	9.74%	0
2018	7.406561	5.210600	-29.65%	0
2017	7.680009	7.406561	-3.56%	0
2016	5.447290	7.680009	40.99%	0
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.750600	7.51%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.737167	33.966216	22.46%	1,745
2018	27.912155	27.737167	-0.63%	1,653
2017	22.605659	27.912155	23.47%	1,901
2016	21.385589	22.605659	5.71%	2,933
2015	22.446886	21.385589	-4.73%	3,282
2014	23.319615	22.446886	-3.74%	5,111
2013	15.822984	23.319615	47.38%	1,746
2012	14.953223	15.822984	5.82%	1,880
2011	15.976693	14.953223	-6.41%	15,049
2010	12.846504	15.976693	24.37%	25,156

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.322986	12.794259	12.99%	0
2018	12.465354	11.322986	-9.16%	0
2017	11.119816	12.465354	12.10%	0
2016	10.971058	11.119816	1.36%	0
2015	11.336651	10.971058	-3.22%	0
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	26.800183	32.482134	21.20%	0
2018	29.033230	26.800183	-7.69%	0
2017	24.965878	29.033230	16.29%	0
2016	22.923300	24.965878	8.91%	0
2015	23.050336	22.923300	-0.55%	0
2014	21.510360	23.050336	7.16%	0
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	1,006
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.625022	8.731578	14.51%	0
2018*	10.000000	7.625022	-23.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	34.175027	40.177653	17.56%	681
2018	41.153413	34.175027	-16.96%	1,387
2017	37.190455	41.153413	10.66%	1,535
2016	30.392797	37.190455	22.37%	2,219
2015	32.868914	30.392797	-7.53%	2,578
2014	30.769933	32.868914	6.82%	2,624
2013	22.800524	30.769933	34.95%	2,549
2012	19.629588	22.800524	16.15%	3,608
2011	21.908237	19.629588	-10.40%	3,334
2010	17.650383	21.908237	24.12%	4,212
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.222402	13.050959	6.78%	59,071
2018	12.828437	12.222402	-4.72%	74,993
2017	12.619505	12.828437	1.66%	82,588
2016	12.328865	12.619505	2.36%	88,996
2015	12.892289	12.328865	-4.37%	99,490
2014	12.728673	12.892289	1.29%	109,396
2013	14.184631	12.728673	-10.26%	125,237
2012	13.472357	14.184631	5.29%	164,962
2011	12.295411	13.472357	9.57%	180,015
2010	11.929218	12.295411	3.07%	57,695

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	25.440405	30.868221	21.34%	0
2018	27.960664	25.440405	-9.01%	0
2017	23.703763	27.960664	17.96%	0
2016	21.355042	23.703763	11.00%	0
2015	23.157428	21.355042	-7.78%	0
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	1,675
2010	12.525743	13.983990	11.64%	18,314
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.092597	30.471880	26.48%	11,431
2018	28.234414	24.092597	-14.67%	12,264
2017	25.831977	28.234414	9.30%	14,153
2016	21.467330	25.831977	20.33%	16,367
2015	22.245681	21.467330	-3.50%	18,763
2014	19.518511	22.245681	13.97%	20,079
2013	15.324475	19.518511	27.37%	25,808
2012	13.447730	15.324475	13.96%	36,824
2011	13.831236	13.447730	-2.77%	42,812
2010	11.856213	13.831236	16.66%	42,721
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.151388	11.432750	12.62%	0
2018	10.662380	10.151388	-4.79%	0
2017	10.155021	10.662380	5.00%	0
2016	9.179683	10.155021	10.62%	0
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.650739	10.328104	7.02%	0
2018	9.915255	9.650739	-2.67%	0
2017	9.797762	9.915255	1.20%	0
2016	9.752264	9.797762	0.47%	0
2015*	10.000000	9.752264	-2.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.473830	14.339524	24.98%	0
2018	12.640824	11.473830	-9.23%	0
2017	11.066538	12.640824	14.23%	0
2016	9.724339	11.066538	13.80%	0
2015*	10.000000	9.724339	-2.76%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.747288	17.027143	15.46%	260
2018	16.275779	14.747288	-9.39%	260
2017	14.597450	16.275779	11.50%	260
2016	14.341252	14.597450	1.79%	555
2015	14.774408	14.341252	-2.93%	2,007
2014	14.782617	14.774408	-0.06%	4,902
2013	13.176970	14.782617	12.19%	1,054
2012	12.221543	13.176970	7.82%	2,452
2011	12.934953	12.221543	-5.52%	9,749
2010	12.018891	12.934953	7.62%	9,844
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.915013	12.827096	17.52%	0
2018	13.204650	10.915013	-17.34%	0
2017	11.705856	13.204650	12.80%	0
2016	10.362670	11.705856	12.96%	0
2015	10.841571	10.362670	-4.42%	0
2014*	10.000000	10.841571	8.42%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	37.679360	45.151119	19.83%	1,424
2018	42.222915	37.679360	-10.76%	1,502
2017	38.308649	42.222915	10.22%	1,721
2016	31.073846	38.308649	23.28%	2,049
2015	32.447778	31.073846	-4.23%	2,237
2014	31.480821	32.447778	3.07%	2,344
2013	22.816722	31.480821	37.97%	2,181
2012	20.106417	22.816722	13.48%	2,691
2011	20.390739	20.106417	-1.39%	3,175
2010	16.527358	20.390739	23.38%	4,453
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.169580	36.011546	27.84%	2,789
2018	30.199104	28.169580	-6.72%	3,127
2017	25.408165	30.199104	18.86%	3,082
2016	23.251773	25.408165	9.27%	5,221
2015	23.510032	23.251773	-1.10%	2,803
2014	21.199542	23.510032	10.90%	1,958
2013	16.416157	21.199542	29.14%	1,974
2012	14.499648	16.416157	13.22%	4,368
2011	14.551624	14.499648	-0.36%	13,672
2010	12.957235	14.551624	12.31%	17,391

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.231295	32.209419	32.92%	5,959
2018	26.605784	24.231295	-8.92%	8,700
2017	21.363167	26.605784	24.54%	10,190
2016	20.241634	21.363167	5.54%	14,279
2015	21.220085	20.241634	-4.61%	14,892
2014	20.071167	21.220085	5.72%	14,565
2013	16.941897	20.071167	18.47%	21,178
2012	15.689093	16.941897	7.99%	27,259
2011	14.714455	15.689093	6.62%	35,743
2010	13.044385	14.714455	12.80%	32,016
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	19.960348	23.777194	19.12%	0
2018	25.225162	19.960348	-20.87%	0
2017	20.684320	25.225162	21.95%	0
2016	18.062029	20.684320	14.52%	0
2015	18.897938	18.062029	-4.42%	0
2014	19.022439	18.897938	-0.65%	0
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.565016	10.928093	14.25%	0
2018	10.162694	9.565016	-5.88%	0
2017*	10.000000	10.162694	1.63%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.269039	16.616725	25.23%	1,551
2018	16.295690	13.269039	-18.57%	1,538
2017	14.870368	16.295690	9.58%	1,609
2016	11.568929	14.870368	28.54%	1,799
2015	12.614223	11.568929	-8.29%	1,971
2014	12.180737	12.614223	3.56%	74
2013*	10.000000	12.180737	21.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.188509	10.696994	4.99%	458
2018	10.401188	10.188509	-2.04%	482
2017	10.254460	10.401188	1.43%	510
2016	9.599118	10.254460	6.83%	537
2015	9.888134	9.599118	-2.92%	537
2014	10.027409	9.888134	-1.39%	537
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.032085	10.619678	17.58%	0
2018*	10.000000	9.032085	-9.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	12.863013	13.768657	7.04%	0
2018	13.223859	12.863013	-2.73%	0
2017	12.998747	13.223859	1.73%	0
2016	12.804334	12.998747	1.52%	95
2015	13.116623	12.804334	-2.38%	95
2014	12.923495	13.116623	1.49%	95
2013	13.082341	12.923495	-1.21%	3,434
2012	12.191501	13.082341	7.31%	3,434
2011	12.190654	12.191501	0.01%	12,291
2010	11.482091	12.190654	6.17%	15,437
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.208629	10.398242	26.67%	0
2018*	10.000000	8.208629	-17.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.157378	17.202561	13.49%	2,818
2018	16.148735	15.157378	-6.14%	3,432
2017	14.600530	16.148735	10.60%	3,684
2016	14.150012	14.600530	3.18%	3,944
2015	14.508393	14.150012	-2.47%	4,230
2014	14.198993	14.508393	2.18%	955
2013	12.793112	14.198993	10.99%	999
2012	11.693642	12.793112	9.40%	1,045
2011	11.976883	11.693642	-2.36%	1,098
2010	10.853307	11.976883	10.35%	1,153
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.988895	18.793609	17.54%	23,878
2018	17.364091	15.988895	-7.92%	17,806
2017	15.231641	17.364091	14.00%	19,913
2016	14.681779	15.231641	3.75%	21,502
2015	15.042833	14.681779	-2.40%	29,892
2014	14.667963	15.042833	2.56%	25,178
2013	12.936935	14.667963	13.38%	28,129
2012	11.669522	12.936935	10.86%	30,262
2011	12.050735	11.669522	-3.16%	30,196
2010	10.749898	12.050735	12.10%	41,065
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.036188	20.731736	21.69%	8,763
2018	18.899226	17.036188	-9.86%	0
2017	15.969231	18.899226	18.35%	0
2016	15.310086	15.969231	4.31%	0
2015	15.697732	15.310086	-2.47%	0
2014	15.284923	15.697732	2.70%	0
2013	12.839946	15.284923	19.04%	0
2012	11.369757	12.839946	12.93%	0
2011	11.933033	11.369757	-4.72%	0
2010	10.501446	11.933033	13.63%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.082677	13.487098	21.70%	3,351
2018	11.829705	11.082677	-6.31%	3,393
2017	10.389799	11.829705	13.86%	3,393
2016*	10.000000	10.389799	3.90%	3,393
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	32.013944	41.206902	28.72%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.699619	12.598496	7.68%	9,836
2018	15.862564	11.699619	-26.24%	10,201
2017	16.638930	15.862564	-4.67%	9,951
2016	12.710239	16.638930	30.91%	10,873
2015	16.357623	12.710239	-22.30%	7,513
2014	19.124767	16.357623	-14.47%	7,774
2013	15.711387	19.124767	21.73%	8,689
2012	15.300242	15.711387	2.69%	9,483
2011	16.459815	15.300242	-7.04%	12,610
2010	14.088047	16.459815	16.84%	14,439
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.470854	29.251462	24.63%	1,696
2018	26.175074	23.470854	-10.33%	1,889
2017	23.696439	26.175074	10.46%	2,372
2016	20.530551	23.696439	15.42%	5,804
2015	21.865659	20.530551	-6.11%	6,127
2014	20.557336	21.865659	6.36%	7,298
2013	16.401790	20.557336	25.34%	8,116
2012	14.291310	16.401790	14.77%	4,502
2011	14.480127	14.291310	-1.30%	9,047
2010	12.850889	14.480127	12.68%	26,603
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.414613	14.513925	27.15%	0
2018	12.821584	11.414613	-10.97%	0
2017	11.213108	12.821584	14.34%	0
2016*	10.000000	11.213108	12.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.370516	41.209700	31.36%	4,361
2018	32.136944	31.370516	-2.38%	7,007
2017	24.310026	32.136944	32.20%	8,337
2016	24.656563	24.310026	-1.41%	10,638
2015	23.522829	24.656563	4.82%	10,988
2014	21.610653	23.522829	8.85%	10,534
2013	16.205978	21.610653	33.35%	14,882
2012	14.448071	16.205978	12.17%	20,921
2011	14.739601	14.448071	-1.98%	27,341
2010	12.136474	14.739601	21.45%	28,968

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.165762	14.123053	7.27%	54,741
2018	13.535596	13.165762	-2.73%	73,704
2017	13.274138	13.535596	1.97%	75,062
2016	12.957186	13.274138	2.45%	76,169
2015	13.328146	12.957186	-2.78%	71,212
2014	12.870188	13.328146	3.56%	66,662
2013	13.403317	12.870188	-3.98%	72,495
2012	12.945119	13.403317	3.54%	75,625
2011	12.334105	12.945119	4.95%	85,718
2010	11.696525	12.334105	5.45%	106,523
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	36.602398	44.204937	20.77%	9,102
2018	43.806070	36.602398	-16.44%	9,737
2017	37.062979	43.806070	18.19%	10,447
2016	33.771382	37.062979	9.75%	11,481
2015	35.013378	33.771382	-3.55%	13,172
2014	33.678383	35.013378	3.96%	13,491
2013	25.279972	33.678383	33.22%	13,660
2012	22.506390	25.279972	12.32%	14,031
2011	25.747562	22.506390	-12.59%	22,014
2010	20.423747	25.747562	26.07%	26,786
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.839211	26.052135	25.01%	3,602
2018	25.024092	20.839211	-16.72%	5,569
2017	19.632729	25.024092	27.46%	5,793
2016	21.135613	19.632729	-7.11%	8,391
2015	20.868102	21.135613	1.28%	8,353
2014	23.208819	20.868102	-10.09%	0
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.066525	13.340910	20.55%	0
2018	12.066837	11.066525	-8.29%	0
2017	11.858851	12.066837	1.75%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	28.339450	37.261975	31.48%	0
2018	35.037477	28.339450	-19.12%	0
2017	30.005470	35.037477	16.77%	0
2016	28.004041	30.005470	7.15%	0
2015	29.502307	28.004041	-5.08%	0
2014	28.249184	29.502307	4.44%	0
2013	22.130733	28.249184	27.65%	0
2012	17.764050	22.130733	24.58%	0
2011	19.916759	17.764050	-10.81%	1,295
2010	16.077894	19.916759	23.88%	2,513

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.027235	14.134678	17.52%	0
2018	13.577929	12.027235	-11.42%	0
2017	12.365894	13.577929	9.80%	0
2016	11.142483	12.365894	10.98%	0
2015	12.116992	11.142483	-8.04%	0
2014	12.015766	12.116992	0.84%	0
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.903402	16.959475	13.80%	9,050
2018	15.885191	14.903402	-6.18%	11,385
2017	14.771344	15.885191	7.54%	12,175
2016	13.211539	14.771344	11.81%	20,059
2015	14.497013	13.211539	-8.87%	20,855
2014	14.132974	14.497013	2.58%	22,377
2013	12.650361	14.132974	11.72%	20,891
2012	11.453388	12.650361	10.45%	21,272
2011	11.408652	11.453388	0.39%	23,370
2010	10.326718	11.408652	10.48%	25,026
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	28.242868	35.787143	26.71%	1,594
2018	30.347963	28.242868	-6.94%	1,659
2017	25.671815	30.347963	18.22%	1,751
2016	22.561489	25.671815	13.79%	1,837
2015	23.881409	22.561489	-5.53%	1,963
2014	22.402200	23.881409	6.60%	4,265
2013	17.617147	22.402200	27.16%	4,694
2012	16.048634	17.617147	9.77%	2,397
2011	15.440812	16.048634	3.94%	8,725
2010	13.052968	15.440812	18.29%	14,758
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	33.029755	40.918745	23.88%	7,093
2018	38.670023	33.029755	-14.59%	8,226
2017	35.640501	38.670023	8.50%	8,791
2016	27.919019	35.640501	27.66%	10,650
2015	30.745576	27.919019	-9.19%	11,944
2014	31.179122	30.745576	-1.39%	12,852
2013	23.340627	31.179122	33.58%	14,688
2012	20.108351	23.340627	16.07%	18,278
2011	21.308778	20.108351	-5.63%	20,882
2010	16.948821	21.308778	25.72%	27,868

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.600963	11.926944	24.23%	2,387
2018	11.630101	9.600963	-17.45%	2,362
2017	8.447148	11.630101	37.68%	2,435
2016	7.335223	8.447148	15.16%	3,944
2015	9.305402	7.335223	-21.17%	3,551
2014*	10.000000	9.305402	-6.95%	3,566
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	18.892263	20.844740	10.33%	6,407
2018	22.789432	18.892263	-17.10%	6,064
2017	19.916586	22.789432	14.42%	6,092
2016	18.951764	19.916586	5.09%	9,341
2015	20.670913	18.951764	-8.32%	9,362
2014	23.722979	20.670913	-12.87%	8,707
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	907
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.172039	9.174205	0.02%	23,314
2018	9.177639	9.172039	-0.06%	24,251
2017	9.182821	9.177639	-0.06%	24,256
2016	9.097594	9.182821	0.94%	27,294
2015	9.695951	9.097594	-6.17%	26,377
2014	9.710786	9.695951	-0.15%	27,796
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.352047	12.459315	9.75%	0
2018	12.103922	11.352047	-6.21%	0
2017	10.913055	12.103922	10.91%	0
2016	10.666799	10.913055	2.31%	0
2015	11.550900	10.666799	-7.65%	0
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.364315	9.991730	6.70%	0
2018*	10.000000	9.364315	-6.36%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.332830	9.609599	2.97%	0
2018	10.028380	9.332830	-6.94%	0
2017	9.864769	10.028380	1.66%	0
2016	10.109309	9.864769	-2.42%	0
2015	10.123204	10.109309	-0.14%	2,226
2014	9.864869	10.123204	2.62%	2,226
2013*	10.000000	9.864869	-1.35%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.833321	22.517371	33.77%	0
2018	17.865078	16.833321	-5.78%	0
2017	14.342774	17.865078	24.56%	0
2016	14.338045	14.342774	0.03%	0
2015	13.960088	14.338045	2.71%	0
2014	13.162533	13.960088	6.06%	0
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.943199	15.868269	22.60%	2,968
2018	14.934494	12.943199	-13.33%	3,044
2017	13.284075	14.934494	12.42%	3,218
2016	11.971722	13.284075	10.96%	3,438
2015	12.755880	11.971722	-6.15%	3,643
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.935913	41.162570	28.89%	4,581
2018	37.612542	31.935913	-15.09%	6,345
2017	28.138290	37.612542	33.67%	6,454
2016	28.741527	28.138290	-2.10%	7,181
2015	28.274821	28.741527	1.65%	5,514
2014	28.256219	28.274821	0.07%	8,970
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	1,324
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.649632	10.464992	8.45%	2,265
2018	10.310651	9.649632	-6.41%	2,183
2017	9.916521	10.310651	3.97%	2,190
2016	9.516953	9.916521	4.20%	1,963
2015	9.954297	9.516953	-4.39%	4,137
2014	9.905471	9.954297	0.49%	4,049
2013	10.139690	9.905471	-2.31%	1,811
2012*	10.000000	10.139690	1.40%	1,452
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.481938	10.641202	25.46%	3,652
2018	10.754339	8.481938	-21.13%	3,666
2017	8.673756	10.754339	23.99%	3,576
2016	9.092687	8.673756	-4.61%	3,862
2015	8.994189	9.092687	1.10%	4,010
2014*	10.000000	8.994189	-10.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.313892	32.697745	29.17%	18,606
2018	28.095282	25.313892	-9.90%	20,805
2017	24.565657	28.095282	14.37%	22,121
2016	22.509595	24.565657	9.13%	26,291
2015	22.265508	22.509595	1.10%	26,779
2014	20.569009	22.265508	8.25%	27,560
2013	15.960199	20.569009	28.88%	31,654
2012	13.959700	15.960199	14.33%	35,781
2011	14.281674	13.959700	-2.25%	45,331
2010	12.575351	14.281674	13.57%	61,152
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.125271	43.440878	23.67%	3,183
2018	40.048651	35.125271	-12.29%	3,143
2017	35.855165	40.048651	11.70%	3,220
2016	31.074615	35.855165	15.38%	3,692
2015	33.749328	31.074615	-7.93%	3,065
2014	30.827666	33.749328	9.48%	3,147
2013	22.357865	30.827666	37.88%	3,235
2012	19.379189	22.357865	15.37%	3,535
2011	20.246317	19.379189	-4.28%	4,788
2010	16.779833	20.246317	20.66%	6,838
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.074053	16.804938	19.40%	1,395
2018	15.181299	14.074053	-7.29%	2,168
2017	13.090311	15.181299	15.97%	2,168
2016	13.701831	13.090311	-4.46%	2,168
2015	15.247004	13.701831	-10.13%	2,578
2014	16.414568	15.247004	-7.11%	2,322
2013	13.378593	16.414568	22.69%	2,426
2012	11.449652	13.378593	16.85%	2,350
2011	12.583734	11.449652	-9.01%	10,380
2010	11.809328	12.583734	6.56%	10,175
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.220949	13.323856	9.02%	178
2018	12.734669	12.220949	-4.03%	185
2017	12.174147	12.734669	4.60%	193
2016	10.685851	12.174147	13.93%	199
2015	11.656668	10.685851	-8.33%	243
2014	11.666264	11.656668	-0.08%	243
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.829696	21.409902	35.25%	0
2018	16.155763	15.829696	-2.02%	0
2017	12.983884	16.155763	24.43%	0
2016	12.478277	12.983884	4.05%	0
2015	13.507213	12.478277	-7.62%	0
2014	12.770848	13.507213	5.77%	0
2013	10.023807	12.770848	27.41%	0
2012*	10.000000	10.023807	0.24%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	25.614093	30.708568	19.89%	0
2018	26.014158	25.614093	-1.54%	0
2017	22.457282	26.014158	15.84%	0
2016	21.953479	22.457282	2.29%	0
2015	22.298554	21.953479	-1.55%	0
2014	21.011031	22.298554	6.13%	0
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	813
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.578021	10.262550	7.15%	0
2018	9.896884	9.578021	-3.22%	0
2017	9.765727	9.896884	1.34%	874
2016	9.742955	9.765727	0.23%	0
2015*	10.000000	9.742955	-2.57%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	39.106046	52.474022	34.18%	4,262
2018	39.214255	39.106046	-0.28%	4,375
2017	30.763694	39.214255	27.47%	5,211
2016	30.776024	30.763694	-0.04%	5,527
2015	28.040748	30.776024	9.75%	5,175
2014	26.365808	28.040748	6.35%	5,615
2013	20.544547	26.365808	28.33%	6,266
2012	16.917674	20.544547	21.44%	6,953
2011	18.540512	16.917674	-8.75%	16,164
2010	17.758387	18.540512	4.40%	16,155
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.726006	32.270126	42.00%	0
2018	22.971767	22.726006	-1.07%	0
2017	16.166132	22.971767	42.10%	0
2016	14.480865	16.166132	11.64%	0
2015	14.113205	14.480865	2.61%	0
2014	13.163399	14.113205	7.22%	0
2013	9.915766	13.163399	32.75%	2,991
2012*	10.000000	9.915766	-0.84%	2,478

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.376995	30.285063	24.24%	0
2018	29.299767	24.376995	-16.80%	0
2017	22.843636	29.299767	28.26%	855
2016	24.971763	22.843636	-8.52%	1,533
2015	27.927566	24.971763	-10.58%	1,575
2014	32.404704	27.927566	-13.82%	1,941
2013	28.918947	32.404704	12.05%	1,937
2012	26.060546	28.918947	10.97%	2,331
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.512669	9.860928	15.84%	302
2018	10.661459	8.512669	-20.15%	313
2017	8.505889	10.661459	25.34%	326
2016	7.182082	8.505889	18.43%	337
2015	9.162735	7.182082	-21.62%	411
2014	9.799432	9.162735	-6.50%	411
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.813871	10.431762	6.30%	2,166
2018	10.113958	9.813871	-2.97%	2,166
2017	9.930835	10.113958	1.84%	2,166
2016*	10.000000	9.930835	-0.69%	2,166
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.625004	21.643893	38.52%	0
2018	16.216059	15.625004	-3.64%	0
2017	13.090537	16.216059	23.88%	0
2016	12.270492	13.090537	6.68%	0
2015	12.788982	12.270492	-4.05%	0
2014	14.100140	12.788982	-9.30%	0
2013	10.183068	14.100140	38.47%	0
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	28.839504	36.620631	26.98%	15,665
2018	32.815061	28.839504	-12.12%	19,439
2017	28.518202	32.815061	15.07%	20,489
2016	25.562297	28.518202	11.56%	24,563
2015	26.316484	25.562297	-2.87%	28,226
2014	24.355034	26.316484	8.05%	28,561
2013	18.318495	24.355034	32.95%	33,168
2012	16.122926	18.318495	13.62%	40,173
2011	16.519974	16.122926	-2.40%	46,013
2010	15.149121	16.519974	9.05%	69,364
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.810127	8.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.986135	20.927477	23.20%	5,222
2018	19.192306	16.986135	-11.50%	5,439
2017	15.433584	19.192306	24.35%	5,713
2016	15.157397	15.433584	1.82%	5,935
2015	14.539877	15.157397	4.25%	6,494
2014	14.662964	14.539877	-0.84%	2,285
2013	11.716593	14.662964	25.15%	1,203
2012	10.307925	11.716593	13.67%	0
2011	10.702750	10.307925	-3.69%	523
2010*	10.000000	10.702750	7.03%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.455953	17.047632	36.86%	2,572
2018	12.632368	12.455953	-1.40%	2,572
2017	10.056733	12.632368	25.61%	2,572
2016	9.690096	10.056733	3.78%	2,572
2015*	10.000000	9.690096	-3.10%	2,572
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	12.550316	13.611311	8.45%	1,314
2018	12.918941	12.550316	-2.85%	1,534
2017	12.441749	12.918941	3.84%	1,522
2016	11.986098	12.441749	3.80%	1,452
2015	12.327078	11.986098	-2.77%	1,434
2014	11.687977	12.327078	5.47%	1,300
2013	11.990000	11.687977	-2.52%	1,296
2012	11.199459	11.990000	7.06%	1,079
2011	10.836056	11.199459	3.35%	962
2010	10.342210	10.836056	4.78%	1,068
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	21.687075	24.277270	11.94%	0
2018	23.797281	21.687075	-8.87%	0
2017	22.146379	23.797281	7.45%	0
2016	20.424505	22.146379	8.43%	0
2015	21.078495	20.424505	-3.10%	0
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	93
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.200502	11.535050	25.37%	0
2018	10.188317	9.200502	-9.70%	0
2017	9.232228	10.188317	10.36%	0
2016	8.189545	9.232228	12.73%	0
2015*	10.000000	8.189545	-18.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.998493	20.667356	21.58%	2,313
2018	18.680041	16.998493	-9.00%	2,180
2017	16.210537	18.680041	15.23%	2,649
2016	14.893173	16.210537	8.85%	2,975
2015	16.362123	14.893173	-8.98%	2,977
2014	17.039279	16.362123	-3.97%	0
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.519128	18.378935	18.43%	389,305
2018	16.659012	15.519128	-6.84%	461,533
2017	14.672143	16.659012	13.54%	489,444
2016	13.727661	14.672143	6.88%	534,602
2015	13.864243	13.727661	-0.99%	555,874
2014	13.467867	13.864243	2.94%	570,033
2013	11.141370	13.467867	20.88%	671,517
2012	9.820076	11.141370	13.46%	640,597
2011	9.922759	9.820076	-1.03%	718,823
2010	9.034298	9.922759	9.83%	871,735
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.753223	11.490699	6.86%	141,137
2018	11.087281	10.753223	-3.01%	160,109
2017	10.955312	11.087281	1.20%	164,400
2016	10.884112	10.955312	0.65%	164,647
2015	11.126283	10.884112	-2.18%	166,313
2014	10.809399	11.126283	2.93%	169,458
2013	11.315634	10.809399	-4.47%	174,851
2012	10.995134	11.315634	2.91%	153,760
2011	10.606108	10.995134	3.67%	182,248
2010	10.205658	10.606108	3.92%	205,079
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.161755	22.679469	32.15%	3,557
2018	19.326108	17.161755	-11.20%	3,781
2017	15.048988	19.326108	28.42%	4,378
2016	15.318758	15.048988	-1.76%	6,384
2015	14.663961	15.318758	4.47%	6,984
2014	14.686033	14.663961	-0.15%	5,264
2013	11.643199	14.686033	26.13%	5,057
2012	9.726901	11.643199	19.70%	7,267
2011	10.938302	9.726901	-11.07%	7,988
2010	10.023020	10.938302	9.13%	8,070

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.099330	24.398597	27.75%	9,678
2018	19.610087	19.099330	-2.60%	11,348
2017	15.648893	19.610087	25.31%	13,922
2016	14.632935	15.648893	6.94%	21,443
2015	14.022697	14.632935	4.35%	25,989
2014	13.234019	14.022697	5.96%	28,696
2013	10.413584	13.234019	27.08%	33,403
2012	9.046835	10.413584	15.11%	35,873
2011	9.680230	9.046835	-6.54%	42,194
2010	8.352911	9.680230	15.89%	67,972
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.863919	19.546997	23.22%	94,695
2018	16.542715	15.863919	-4.10%	106,147
2017	13.836706	16.542715	19.56%	124,468
2016	12.702711	13.836706	8.93%	149,676
2015	12.816088	12.702711	-0.88%	155,894
2014	11.858170	12.816088	8.08%	162,498
2013	9.095307	11.858170	30.38%	179,580
2012	7.924459	9.095307	14.78%	203,693
2011	8.266547	7.924459	-4.14%	261,097
2010	7.597040	8.266547	8.81%	295,883
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.663487	15.695812	7.04%	13,816
2018	15.315903	14.663487	-4.26%	15,111
2017	14.689575	15.315903	4.26%	15,390
2016	13.788618	14.689575	6.53%	15,283
2015	14.481429	13.788618	-4.78%	14,574
2014	14.217275	14.481429	1.86%	3,359
2013	14.664939	14.217275	-3.05%	6,149
2012	13.325004	14.664939	10.06%	5,991
2011	12.875031	13.325004	3.49%	15,111
2010	11.873865	12.875031	8.43%	15,176
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	26.142370	32.555006	24.53%	7,460
2018	28.814927	26.142370	-9.27%	8,305
2017	24.969561	28.814927	15.40%	9,212
2016	21.658570	24.969561	15.29%	10,782
2015	23.628957	21.658570	-8.34%	11,448
2014	22.124037	23.628957	6.80%	6,654
2013	16.676857	22.124037	32.66%	7,806
2012	14.393787	16.676857	15.86%	9,107
2011	15.063527	14.393787	-4.45%	11,524
2010	13.307463	15.063527	13.20%	11,873

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.733250	10.969751	12.70%	0
2018	10.846777	9.733250	-10.27%	0
2017	9.340096	10.846777	16.13%	0
2016	9.250168	9.340096	0.97%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.050215	10.503237	4.51%	0
2018*	10.000000	10.050215	0.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.339865	22.883079	12.50%	2,123
2018	21.388079	20.339865	-4.90%	3,338
2017	20.431656	21.388079	4.68%	3,516
2016	18.252878	20.431656	11.94%	3,865
2015	19.114320	18.252878	-4.51%	2,439
2014	19.009644	19.114320	0.55%	3,072
2013	18.107101	19.009644	4.98%	437
2012	16.121321	18.107101	12.32%	437
2011	15.836568	16.121321	1.80%	437
2010	14.273771	15.836568	10.95%	437
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.476505	19.436801	25.59%	622
2018	16.618259	15.476505	-6.87%	680
2017	13.584255	16.618259	22.33%	786
2016	12.201172	13.584255	11.34%	907
2015	12.594061	12.201172	-3.12%	922
2014	12.053878	12.594061	4.48%	928
2013	8.564913	12.053878	40.74%	1,328
2012	7.476887	8.564913	14.55%	1,487
2011	8.631396	7.476887	-13.38%	1,584
2010	7.629139	8.631396	13.14%	1,545
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.718020	12.657525	30.25%	30,906
2018	11.895432	9.718020	-18.30%	36,466
2017	9.663559	11.895432	23.10%	36,608
2016	10.104996	9.663559	-4.37%	40,248
2015	10.373896	10.104996	-2.59%	41,210
2014	10.725252	10.373896	-3.28%	40,023
2013	9.034304	10.725252	18.72%	43,015
2013	9.034304	10.725252	18.72%	43,015
2012	7.976413	9.034304	13.26%	47,603
2011	9.000995	7.976413	-11.38%	53,975
2010	8.066282	9.000995	11.59%	50,767

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.006962	32.900524	26.51%	9,642
2018	26.600949	26.006962	-2.23%	11,891
2017	22.560885	26.600949	17.91%	13,910
2016	20.698736	22.560885	9.00%	16,600
2015	20.971602	20.698736	-1.30%	17,411
2014	19.128379	20.971602	9.64%	17,829
2013	14.915989	19.128379	28.24%	21,174
2012	13.362918	14.915989	11.62%	25,795
2011	13.576782	13.362918	-1.58%	30,109
2010	12.229463	13.576782	11.02%	27,676
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.929530	15.714981	21.54%	2,440
2018	14.775950	12.929530	-12.50%	0
2017	12.578517	14.775950	17.47%	0
2016	11.837882	12.578517	6.26%	0
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.380298	14.102902	13.91%	30,329
2018	13.467439	12.380298	-8.07%	38,670
2017	12.257304	13.467439	9.87%	228,035
2016	11.780796	12.257304	4.04%	239,981
2015	12.143745	11.780796	-2.99%	251,438
2014	11.874946	12.143745	2.26%	70,498
2013	10.562844	11.874946	12.42%	85,048
2012	9.700454	10.562844	8.89%	408,422
2011	10.027838	9.700454	-3.26%	408,423
2010	9.263244	10.027838	8.25%	64,354
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.882537	15.187991	17.90%	78,237
2018	14.307720	12.882537	-9.96%	82,521
2017	12.599919	14.307720	13.55%	99,953
2016	11.973166	12.599919	5.23%	103,350
2015	12.375742	11.973166	-3.25%	103,638
2014	12.055552	12.375742	2.66%	96,390
2013	10.140761	12.055552	18.88%	103,159
2012	9.101244	10.140761	11.42%	98,194
2011	9.613325	9.101244	-5.33%	105,878
2010	8.723627	9.613325	10.20%	294,013

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.382568	12.351534	8.51%	25,909
2018	11.920765	11.382568	-4.51%	33,233
2017	11.430372	11.920765	4.29%	36,622
2016	11.143052	11.430372	2.58%	40,075
2015	11.448690	11.143052	-2.67%	44,288
2014	11.299369	11.448690	1.32%	55,333
2013	10.982338	11.299369	2.89%	241,279
2012	10.419919	10.982338	5.40%	107,834
2011	10.478811	10.419919	-0.56%	107,296
2010	10.006663	10.478811	4.72%	165,542
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.768381	12.021049	11.63%	0
2018	11.812087	10.768381	-8.84%	0
2017	10.496412	11.812087	12.53%	0
2016	10.141082	10.496412	3.50%	0
2015	10.806831	10.141082	-6.16%	0
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.050914	12.505752	13.16%	0
2018	12.129939	11.050914	-8.90%	0
2017	10.502021	12.129939	15.50%	0
2016	10.083850	10.502021	4.15%	0
2015	10.811680	10.083850	-6.73%	0
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.683946	14.693190	15.84%	92,249
2018	13.924425	12.683946	-8.91%	98,333
2017	12.459980	13.924425	11.75%	105,223
2016	11.904805	12.459980	4.66%	116,127
2015	12.272399	11.904805	-3.00%	143,795
2014	11.969453	12.272399	2.53%	150,241
2013	10.362445	11.969453	15.51%	165,987
2012	9.405547	10.362445	10.17%	190,365
2011	9.821305	9.405547	-4.23%	205,969
2010	8.993867	9.821305	9.20%	198,497

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.881014	15.437615	19.85%	74,705
2018	14.518437	12.881014	-11.28%	77,581
2017	12.540346	14.518437	15.77%	140,791
2016	11.886699	12.540346	5.50%	143,814
2015	12.308708	11.886699	-3.43%	114,052
2014	12.005828	12.308708	2.52%	49,643
2013	9.852628	12.005828	21.85%	133,138
2012	8.769858	9.852628	12.35%	59,783
2011	9.382225	8.769858	-6.53%	82,538
2010	8.444619	9.382225	11.10%	94,027
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.142053	13.607953	12.07%	8,423
2018	13.004341	12.142053	-6.63%	9,169
2017	12.069112	13.004341	7.75%	9,728
2016	11.612009	12.069112	3.94%	10,300
2015	11.970472	11.612009	-2.99%	4,586
2014	11.729710	11.970472	2.05%	5,117
2013	10.754332	11.729710	9.07%	5,664
2012	9.967594	10.754332	7.89%	8,451
2011	10.192952	9.967594	-2.21%	12,180
2010	9.534297	10.192952	6.91%	44,094
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.305697	14.675270	10.29%	34,243
2018	16.097531	13.305697	-17.34%	37,602
2017	13.377552	16.097531	20.33%	38,375
2016	13.492419	13.377552	-0.85%	43,903
2015	14.319716	13.492419	-5.78%	43,666
2014	15.899946	14.319716	-9.94%	39,658
2013	13.502774	15.899946	17.75%	40,116
2012	11.518399	13.502774	17.23%	49,633
2011	13.414082	11.518399	-14.13%	52,404
2010	12.864296	13.414082	4.27%	36,097
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.748880	12.521726	6.58%	6,074
2018	12.066844	11.748880	-2.64%	7,341
2017	11.812447	12.066844	2.15%	7,515
2016	11.472487	11.812447	2.96%	8,257
2015	11.804603	11.472487	-2.81%	9,760
2014	11.501237	11.804603	2.64%	10,238
2013	11.985097	11.501237	-4.04%	14,116
2012	11.373008	11.985097	5.38%	16,999
2011	10.917498	11.373008	4.17%	19,160
2010	10.427791	10.917498	4.70%	16,701

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.428841	13.355628	7.46%	230
2018	12.864380	12.428841	-3.39%	270
2017	12.643252	12.864380	1.75%	271
2016	12.477752	12.643252	1.33%	267
2015	12.792070	12.477752	-2.46%	279
2014	12.439242	12.792070	2.84%	301
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	2,208
2010	11.187800	11.859763	6.01%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.050689	14.151221	17.43%	0
2018	13.685744	12.050689	-11.95%	0
2017	11.839602	13.685744	15.59%	0
2016	10.840003	11.839602	9.22%	0
2015	11.416257	10.840003	-5.05%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.486975	13.235529	15.22%	0
2018	12.710506	11.486975	-9.63%	0
2017	11.387414	12.710506	11.62%	0
2016	10.676966	11.387414	6.65%	0
2015	11.084585	10.676966	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	27.866488	33.515934	20.27%	2,336
2018	34.518414	27.866488	-19.27%	2,834
2017	24.927100	34.518414	38.48%	3,255
2016	23.652550	24.927100	5.39%	4,925
2015	28.798079	23.652550	-17.87%	5,010
2014	31.156320	28.798079	-7.57%	5,069
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.628436	12.116624	4.20%	32,472
2018	11.866668	11.628436	-2.01%	46,056
2017	11.854920	11.866668	0.10%	46,181
2016	12.001029	11.854920	-1.22%	46,030
2015	12.253042	12.001029	-2.06%	43,797
2014	11.950681	12.253042	2.53%	49,314
2013	12.703573	11.950681	-5.93%	48,891
2012	12.572529	12.703573	1.04%	45,133
2011	11.954538	12.572529	5.17%	45,921
2010	11.635860	11.954538	2.74%	59,290

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.662835	8.645223	-0.20%	44,106
2018	8.714877	8.662835	-0.60%	55,318
2017	8.850415	8.714877	-1.53%	60,576
2016	9.025259	8.850415	-1.94%	74,868
2015	9.204747	9.025259	-1.95%	80,370
2014	9.387808	9.204747	-1.95%	121,534
2013	9.574509	9.387808	-1.95%	92,879
2012	9.765449	9.574509	-1.96%	150,684
2011	9.959114	9.765449	-1.94%	309,190
2010	10.157162	9.959114	-1.95%	115,417
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.334556	9.717657	16.59%	2,521
2018	9.978335	8.334556	-16.47%	2,470
2017	8.008003	9.978335	24.60%	2,379
2016	8.115402	8.008003	-1.32%	4,934
2015	8.552281	8.115402	-5.11%	4,791
2014	8.785622	8.552281	-2.66%	4,536
2013	7.621717	8.785622	15.27%	4,486
2012	6.746396	7.621717	12.97%	5,071
2011	7.644830	6.746396	-11.75%	8,587
2010	6.899575	7.644830	10.80%	8,691
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.100608	10.815062	18.84%	109
2018	10.809728	9.100608	-15.81%	109
2017	8.857738	10.809728	22.04%	109
2016	8.986409	8.857738	-1.43%	109
2015	9.294249	8.986409	-3.31%	109
2014	10.104360	9.294249	-8.02%	0
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
2011	8.598280	7.347534	-14.55%	0
2010	8.165074	8.598280	5.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.870450	30.172711	21.32%	0
2018	27.832483	24.870450	-10.64%	2,099
2017	23.967273	27.832483	16.13%	2,099
2016	22.328548	23.967273	7.34%	2,739
2015	23.002243	22.328548	-2.93%	2,877
2014	22.345704	23.002243	2.94%	3,005
2013	17.909927	22.345704	24.77%	3,005
2012	15.760488	17.909927	13.64%	6,127
2011	16.731092	15.760488	-5.80%	9,916
2010	14.885937	16.731092	12.40%	11,739

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.521865	17.554030	13.09%	0
2018	16.639227	15.521865	-6.72%	0
2017	15.269557	16.639227	8.97%	0
2016	14.649101	15.269557	4.24%	0
2015	14.966448	14.649101	-2.12%	2,844
2014	14.594888	14.966448	2.55%	3,157
2013	13.123412	14.594888	11.21%	3,187
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.183629	21.384287	17.60%	17,260
2018	19.830499	18.183629	-8.30%	15,241
2017	17.615153	19.830499	12.58%	16,172
2016	16.674050	17.615153	5.64%	14,911
2015	17.096610	16.674050	-2.47%	15,532
2014	16.572851	17.096610	3.16%	16,481
2013	14.144874	16.572851	17.17%	13,556
2012	12.852412	14.144874	10.06%	12,683
2011	13.231289	12.852412	-2.86%	12,804
2010	12.045182	13.231289	9.85%	3,593
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.379613	14.369320	7.40%	14,459
2018	13.897812	13.379613	-3.73%	16,433
2017	13.411307	13.897812	3.63%	29,389
2016	13.117976	13.411307	2.24%	39,239
2015	13.343536	13.117976	-1.69%	52,506
2014	13.099296	13.343536	1.86%	54,825
2013	12.744055	13.099296	2.79%	69,252
2012	12.358508	12.744055	3.12%	76,619
2011	12.244822	12.358508	0.93%	92,610
2010	11.793354	12.244822	3.83%	94,432
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.847076	12.018015	10.79%	0
2018	11.723551	10.847076	-7.48%	0
2017	10.484880	11.723551	11.81%	0
2016	10.115449	10.484880	3.65%	0
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.136286	12.584132	13.00%	2,493
2018	12.091059	11.136286	-7.90%	2,871
2017	10.542483	12.091059	14.69%	3,287
2016	10.052806	10.542483	4.87%	3,677
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.304470	22.286865	15.45%	98,419
2018	20.876366	19.304470	-7.53%	111,879
2017	18.853199	20.876366	10.73%	177,161
2016	17.945268	18.853199	5.06%	190,876
2015	18.363639	17.945268	-2.28%	205,788
2014	17.806277	18.363639	3.13%	200,169
2013	15.571226	17.806277	14.35%	216,644
2012	14.332048	15.571226	8.65%	218,295
2011	14.622383	14.332048	-1.99%	254,768
2010	13.445621	14.622383	8.75%	405,642
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.569455	26.959841	19.45%	126,782
2018	24.948616	22.569455	-9.54%	138,204
2017	21.806289	24.948616	14.41%	155,687
2016	20.500037	21.806289	6.37%	159,791
2015	21.061472	20.500037	-2.67%	177,227
2014	20.465842	21.061472	2.91%	184,817
2013	17.056007	20.465842	19.99%	218,858
2012	15.291798	17.056007	11.54%	226,843
2011	15.934161	15.291798	-4.03%	250,737
2010	14.402396	15.934161	10.64%	334,072
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.351622	18.194509	11.27%	14,535
2018	17.325210	16.351622	-5.62%	15,612
2017	16.178521	17.325210	7.09%	20,513
2016	15.609193	16.178521	3.65%	21,793
2015	15.924497	15.609193	-1.98%	25,850
2014	15.506288	15.924497	2.70%	24,930
2013	14.312546	15.506288	8.34%	33,815
2012	13.511552	14.312546	5.93%	37,742
2011	13.501187	13.511552	0.08%	44,392
2010	12.688935	13.501187	6.40%	58,923
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.427445	4.27%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.726956	7.27%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.900612	21.578662	27.68%	12,805
2018	17.836292	16.900612	-5.25%	15,588
2017	14.005235	17.836292	27.35%	17,490
2016	14.004290	14.005235	0.01%	25,397
2015	13.849379	14.004290	1.12%	20,388
2014	12.823434	13.849379	8.00%	22,115
2013	9.729903	12.823434	31.79%	25,497
2012	8.544698	9.729903	13.87%	29,107
2011	9.005380	8.544698	-5.12%	32,950
2010	7.961577	9.005380	13.11%	33,231
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.878676	12.690005	16.65%	0
2018	11.658249	10.878676	-6.69%	0
2017	10.114077	11.658249	15.27%	0
2016	9.502433	10.114077	6.44%	0
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.208720	14.602158	19.60%	0
2018	12.782034	12.208720	-4.49%	0
2017	10.711433	12.782034	19.33%	0
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.075736	36.458911	34.66%	17,044
2018	28.049481	27.075736	-3.47%	20,907
2017	22.511913	28.049481	24.60%	23,140
2016	22.219702	22.511913	1.32%	36,876
2015	21.619027	22.219702	2.78%	36,508
2014	20.309979	21.619027	6.45%	41,651
2013	15.198751	20.309979	33.63%	42,166
2012	13.090219	15.198751	16.11%	41,307
2011	13.691636	13.090219	-4.39%	53,886
2010	12.867835	13.691636	6.40%	79,826
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.644063	28.126785	24.21%	8,800
2018	25.513247	22.644063	-11.25%	12,037
2017	23.994518	25.513247	6.33%	12,560
2016	20.355923	23.994518	17.87%	14,663
2015	21.725846	20.355923	-6.31%	16,082
2014	19.617821	21.725846	10.75%	14,733
2013	15.195144	19.617821	29.11%	15,569
2012	13.541825	15.195144	12.21%	16,360
2011	13.743741	13.541825	-1.47%	21,267
2010	12.387724	13.743741	10.95%	24,873

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	35.804190	44.111266	23.20%	2,196
2018	41.212182	35.804190	-13.12%	2,206
2017	36.301282	41.212182	13.53%	2,215
2016	30.776705	36.301282	17.95%	2,850
2015	32.204971	30.776705	-4.43%	2,215
2014	30.017686	32.204971	7.29%	1,750
2013	23.010003	30.017686	30.45%	706
2012	19.977903	23.010003	15.18%	574
2011	20.906373	19.977903	-4.44%	1,187
2010	16.894982	20.906373	23.74%	1,327
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.607837	15.511631	13.99%	4,627
2018	16.790907	13.607837	-18.96%	4,604
2017	13.974626	16.790907	20.15%	4,620
2016	13.575542	13.974626	2.94%	5,893
2015	14.627548	13.575542	-7.19%	7,370
2014	16.516926	14.627548	-11.44%	7,244
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.734741	16.846946	22.66%	94
2018	15.882643	13.734741	-13.52%	94
2017	14.163439	15.882643	12.14%	94
2016	12.447110	14.163439	13.79%	94
2015	13.146474	12.447110	-5.32%	94
2014	12.162131	13.146474	8.09%	0
2013	9.186203	12.162131	32.40%	726
2012	7.967675	9.186203	15.29%	784
2011	8.653032	7.967675	-7.92%	18,256
2010	7.827338	8.653032	10.55%	20,844
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.416072	21.148562	21.43%	11,633
2018	20.455517	17.416072	-14.86%	13,158
2017	18.325112	20.455517	11.63%	14,218
2016	15.892422	18.325112	15.31%	15,723
2015	16.690140	15.892422	-4.78%	17,351
2014	14.546263	16.690140	14.74%	18,326
2013	10.934308	14.546263	33.03%	20,092
2012	9.585454	10.934308	14.07%	24,395
2011	10.008039	9.585454	-4.22%	28,886
2010	8.531911	10.008039	17.30%	28,940

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.533416	32.565057	32.74%	0
2018	27.264414	24.533416	-10.02%	0
2017	22.307047	27.264414	22.22%	0
2016	21.052971	22.307047	5.96%	128
2015	21.358593	21.052971	-1.43%	128
2014	21.244174	21.358593	0.54%	128
2013	15.051287	21.244174	41.15%	128
2012	13.574086	15.051287	10.88%	128
2011	13.963762	13.574086	-2.79%	560
2010	11.383451	13.963762	22.67%	272
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	31.501744	36.660685	16.38%	248
2018	38.770960	31.501744	-18.75%	822
2017	36.357369	38.770960	6.64%	809
2016	29.517622	36.357369	23.17%	918
2015	32.125237	29.517622	-8.12%	1,136
2014	30.688022	32.125237	4.68%	1,170
2013	22.351848	30.688022	37.30%	1,174
2012	18.949634	22.351848	17.95%	742
2011	20.440477	18.949634	-7.29%	1,317
2010	16.482865	20.440477	24.01%	1,343
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	31.043344	38.155222	22.91%	782
2018	36.326525	31.043344	-14.54%	1,649
2017	32.727135	36.326525	11.00%	1,733
2016	27.236083	32.727135	20.16%	2,035
2015	28.314416	27.236083	-3.81%	2,265
2014	28.717928	28.314416	-1.41%	2,627
2013	20.838481	28.717928	37.81%	2,737
2012	18.445249	20.838481	12.97%	2,924
2011	19.970280	18.445249	-7.64%	3,613
2010	16.296331	19.970280	22.54%	12,918
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.364088	20.224184	23.59%	15,876
2018	17.733263	16.364088	-7.72%	18,108
2017	15.279085	17.733263	16.06%	20,699
2016	14.151526	15.279085	7.97%	23,439
2015	14.493622	14.151526	-2.36%	25,344
2014	13.376068	14.493622	8.35%	26,183
2013	9.846058	13.376068	35.85%	30,089
2012	9.016009	9.846058	9.21%	38,076
2011	9.505383	9.016009	-5.15%	42,981
2010	7.845689	9.505383	21.15%	39,524

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.906811	16.508067	27.90%	2,567
2018	13.721699	12.906811	-5.94%	3,138
2017	13.183858	13.721699	4.08%	3,195
2016	12.544898	13.183858	5.09%	4,679
2015	13.562081	12.544898	-7.50%	5,111
2014	10.755035	13.562081	26.10%	4,257
2013	10.680542	10.755035	0.70%	6,314
2012	9.424859	10.680542	13.32%	5,954
2011	9.055986	9.424859	4.07%	8,778
2010	7.114320	9.055986	27.29%	12,852
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.476759	19.854940	28.29%	42,996
2018	16.595079	15.476759	-6.74%	43,014
2017	13.960961	16.595079	18.87%	46,668
2016	12.781249	13.960961	9.23%	43,057
2015	12.913677	12.781249	-1.03%	43,171
2014	11.647335	12.913677	10.87%	75,398
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.756995	9.957752	2.06%	12,803
2018	9.871129	9.756995	-1.16%	16,970
2017	9.910394	9.871129	-0.40%	16,623
2016	9.861228	9.910394	0.50%	16,774
2015	10.091776	9.861228	-2.28%	17,183
2014	10.241887	10.091776	-1.47%	17,219
2013	10.434583	10.241887	-1.85%	20,837
2012	10.280398	10.434583	1.50%	22,101
2011	10.349954	10.280398	-0.67%	34,078
2010	10.306389	10.349954	0.42%	52,655
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.799493	16.907639	22.52%	587
2018	15.876540	13.799493	-13.08%	587
2017	14.180420	15.876540	11.96%	587
2016	11.964520	14.180420	18.52%	587
2015	12.828800	11.964520	-6.74%	587
2014	12.514368	12.828800	2.51%	319
2013*	10.000000	12.514368	25.14%	319

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.066510	21.556424	34.17%	9,251
2018	17.630562	16.066510	-8.87%	15,545
2017	14.099530	17.630562	25.04%	17,795
2016	13.558135	14.099530	3.99%	20,404
2015	13.875771	13.558135	-2.29%	20,668
2014	13.644232	13.875771	1.70%	22,304
2013	10.039569	13.644232	35.90%	23,066
2012	8.931698	10.039569	12.40%	26,960
2011	9.533309	8.931698	-6.31%	39,709
2010	7.687878	9.533309	24.00%	39,015
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	32.001880	41.569799	29.90%	0
2018	34.933127	32.001880	-8.39%	0
2017	28.600591	34.933127	22.14%	0
2016	28.002457	28.600591	2.14%	0
2015	28.278097	28.002457	-0.97%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.438966	9.596123	1.66%	10,039
2018	9.530418	9.438966	-0.96%	29,728
2017	9.633568	9.530418	-1.07%	32,134
2016	9.706292	9.633568	-0.75%	32,441
2015	9.881184	9.706292	-1.77%	34,398
2014	10.016598	9.881184	-1.35%	40,598
2013	10.153185	10.016598	-1.35%	52,950
2012	9.899724	10.153185	2.56%	55,731
2011	10.066997	9.899724	-1.66%	73,125
2010	9.751814	10.066997	3.23%	64,926
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	26.256417	32.408460	23.43%	0
2018	28.408292	26.256417	-7.57%	0
2017	24.463118	28.408292	16.13%	0
2016	22.708715	24.463118	7.73%	0
2015	23.268227	22.708715	-2.40%	0
2014	21.498966	23.268227	8.23%	0
2013	15.934428	21.498966	34.92%	0
2012	14.644211	15.934428	8.81%	0
2011	15.409556	14.644211	-4.97%	0
2010	12.792100	15.409556	20.46%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.389346	11.383062	9.56%	0
2018	11.207615	10.389346	-7.30%	0
2017	10.081144	11.207615	11.17%	0
2016	9.105932	10.081144	10.71%	0
2015	10.226711	9.105932	-10.96%	0
2014	10.382876	10.226711	-1.50%	2,044
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.673586	10.874734	12.42%	2,231
2018	10.367293	9.673586	-6.69%	2,231
2017	9.630977	10.367293	7.65%	2,231
2016	8.675662	9.630977	11.01%	2,231
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.755888	11.275685	4.83%	0
2018	11.436860	10.755888	-5.95%	0
2017	10.532998	11.436860	8.58%	0
2016	10.438810	10.532998	0.90%	0
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.624998	10.826579	1.90%	59,051
2018	10.811841	10.624998	-1.73%	88,855
2017	10.889914	10.811841	-0.72%	95,551
2016	10.962826	10.889914	-0.67%	100,274
2015	11.157555	10.962826	-1.75%	105,570
2014	11.294935	11.157555	-1.22%	101,019
2013	11.546390	11.294935	-2.18%	112,249
2012	11.136275	11.546390	3.68%	142,792
2011	11.243820	11.136275	-0.96%	168,006
2010	10.902078	11.243820	3.13%	52,188
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.045222	10.114904	0.69%	0
2018	10.101951	10.045222	-0.56%	0
2017	10.070171	10.101951	0.32%	0
2016*	10.000000	10.070171	0.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.392520	11.030247	6.14%	4,992
2018	10.668095	10.392520	-2.58%	5,434
2017	10.379677	10.668095	2.78%	5,518
2016	10.318944	10.379677	0.59%	6,826
2015	10.488961	10.318944	-1.62%	6,504
2014	10.269571	10.488961	2.14%	8,686
2013	10.693354	10.269571	-3.96%	10,248
2012	9.960299	10.693354	7.36%	7,222
2011*	10.000000	9.960299	-0.40%	8,397

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.061721	12.865135	27.86%	0
2018	11.215011	10.061721	-10.28%	0
2017*	10.000000	11.215011	12.15%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.283391	17.809909	34.08%	0
2018	13.234126	13.283391	0.37%	0
2017	10.310233	13.234126	28.36%	0
2016*	10.000000	10.310233	3.10%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.765047	19.345735	22.71%	0
2018	19.880416	15.765047	-20.70%	0
2017	16.017126	19.880416	24.12%	0
2016	16.745650	16.017126	-4.35%	0
2015	17.054831	16.745650	-1.81%	0
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.026162	41.653185	26.12%	921
2018	33.400505	33.026162	-1.12%	1,192
2017	26.756409	33.400505	24.83%	1,224
2016	30.562098	26.756409	-12.45%	1,255
2015	27.713887	30.562098	10.28%	1,734
2014	21.539315	27.713887	28.67%	556
2013	14.595017	21.539315	47.58%	2,120
2012	11.363302	14.595017	28.44%	1,923
2011	10.498469	11.363302	8.24%	3,009
2010*	10.000000	10.498469	4.98%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.066467	5.541239	9.37%	566
2018	7.219996	5.066467	-29.83%	596
2017	7.511242	7.219996	-3.88%	631
2016	5.341347	7.511242	40.62%	664
2015	8.207733	5.341347	-34.92%	664
2014	10.379231	8.207733	-20.92%	664
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	2,623

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.192885	5.695962	9.69%	1,856
2018	7.385177	5.192885	-29.69%	1,856
2017	7.661741	7.385177	-3.61%	1,856
2016	5.437103	7.661741	40.92%	2,466
2015	8.332372	5.437103	-34.75%	2,466
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	2,899
2012*	10.000000	9.693042	-3.07%	2,899
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.746940	7.47%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.538097	33.705245	22.39%	869
2018	27.726058	27.538097	-0.68%	789
2017	22.466353	27.726058	23.41%	1,033
2016	21.264601	22.466353	5.65%	1,182
2015	22.331284	21.264601	-4.78%	1,260
2014	23.211348	22.331284	-3.79%	0
2013	15.757536	23.211348	47.30%	0
2012	14.898983	15.757536	5.76%	0
2011	15.926844	14.898983	-6.45%	0
2010	12.812951	15.926844	24.30%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.284571	12.744346	12.94%	0
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	2,603
2012*	10.000000	10.106163	1.06%	2,603
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	26.584051	32.203756	21.14%	0
2018	28.813859	26.584051	-7.74%	0
2017	24.789826	28.813859	16.23%	0
2016	22.773229	24.789826	8.86%	0
2015	22.911130	22.773229	-0.60%	0
2014	21.391357	22.911130	7.10%	0
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	2,939
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.622428	8.724162	14.45%	0
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	33.899403	39.833289	17.50%	6,799
2018	40.842478	33.899403	-17.00%	9,090
2017	36.928221	40.842478	10.60%	16,136
2016	30.193849	36.928221	22.30%	18,968
2015	32.670414	30.193849	-7.58%	23,428
2014	30.599720	32.670414	6.77%	30,143
2013	22.685955	30.599720	34.88%	63,220
2012	19.540947	22.685955	16.09%	60,011
2011	21.820428	19.540947	-10.45%	67,857
2010	17.588597	21.820428	24.06%	57,992
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.123040	12.938252	6.72%	44,302
2018	12.730673	12.123040	-4.77%	64,759
2017	12.529707	12.730673	1.60%	104,638
2016	12.247367	12.529707	2.31%	125,070
2015	12.813619	12.247367	-4.42%	149,284
2014	12.657454	12.813619	1.23%	169,095
2013	14.112464	12.657454	-10.31%	205,389
2012	13.410674	14.112464	5.23%	247,534
2011	12.245336	13.410674	9.52%	257,665
2010	11.886696	12.245336	3.02%	284,605

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	25.235271	30.603698	21.27%	0
2018	27.749451	25.235271	-9.06%	0
2017	23.536664	27.749451	17.90%	0
2016	21.215282	23.536664	10.94%	0
2015	23.017611	21.215282	-7.83%	0
2014	20.908928	23.017611	10.09%	0
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	8
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.925278	30.244831	26.41%	6,380
2018	28.052720	23.925278	-14.71%	7,541
2017	25.678797	28.052720	9.24%	22,522
2016	21.350886	25.678797	20.27%	32,508
2015	22.136312	21.350886	-3.55%	27,849
2014	19.432451	22.136312	13.91%	55,207
2013	15.264684	19.432451	27.30%	51,059
2012	13.402114	15.264684	13.90%	68,214
2011	13.791333	13.402114	-2.82%	72,692
2010	11.828022	13.791333	16.60%	95,029
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.132401	11.405548	12.57%	0
2018	10.647888	10.132401	-4.84%	1,863
2017	10.146381	10.647888	4.94%	1,863
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.632675	10.303519	6.96%	2,888
2018	9.901784	9.632675	-2.72%	3,328
2017	9.789438	9.901784	1.15%	3,867
2016	9.748940	9.789438	0.42%	3,741
2015*	10.000000	9.748940	-2.51%	5,586
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.452398	14.305438	24.91%	1,430
2018	12.623683	11.452398	-9.28%	3,229
2017	11.057149	12.623683	14.17%	4,164
2016	9.721023	11.057149	13.74%	5,368
2015*	10.000000	9.721023	-2.79%	6,293

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.674730	16.934722	15.40%	16,325
2018	16.204024	14.674730	-9.44%	20,752
2017	14.540489	16.204024	11.44%	24,808
2016	14.292562	14.540489	1.73%	31,415
2015	14.731757	14.292562	-2.98%	51,228
2014	14.747464	14.731757	-0.11%	109,327
2013	13.152347	14.747464	12.13%	128,132
2012	12.204946	13.152347	7.76%	143,752
2011	12.923966	12.204946	-5.56%	183,399
2010	12.014804	12.923966	7.57%	168,225
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.889056	12.790067	17.46%	1,092
2018	13.180011	10.889056	-17.38%	1,069
2017	11.689956	13.180011	12.75%	2,271
2016	10.353854	11.689956	12.90%	2,328
2015	10.837883	10.353854	-4.47%	3,498
2014*	10.000000	10.837883	8.38%	10,208
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	37.375521	44.764187	19.77%	1,984
2018	41.903939	37.375521	-10.81%	3,294
2017	38.038576	41.903939	10.16%	3,030
2016	30.870456	38.038576	23.22%	6,394
2015	32.251852	30.870456	-4.28%	8,223
2014	31.306695	32.251852	3.02%	32,755
2013	22.702082	31.306695	37.90%	65,388
2012	20.015618	22.702082	13.42%	67,503
2011	20.308990	20.015618	-1.44%	103,070
2010	16.469490	20.308990	23.31%	82,312
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	27.942438	35.702959	27.77%	16,425
2018	29.970971	27.942438	-6.77%	23,971
2017	25.229041	29.970971	18.80%	23,747
2016	23.099606	25.229041	9.22%	23,508
2015	23.368092	23.099606	-1.15%	28,154
2014	21.082293	23.368092	10.84%	117,013
2013	16.333683	21.082293	29.07%	134,447
2012	14.434186	16.333683	13.16%	148,658
2011	14.493289	14.434186	-0.41%	178,931
2010	12.911867	14.493289	12.25%	216,920

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.035824	31.933291	32.86%	3,066
2018	26.404696	24.035824	-8.97%	3,579
2017	21.212475	26.404696	24.48%	12,899
2016	20.109095	21.212475	5.49%	18,374
2015	21.091894	20.109095	-4.66%	23,760
2014	19.960095	21.091894	5.67%	36,286
2013	16.856739	19.960095	18.41%	44,954
2012	15.618215	16.856739	7.93%	72,707
2011	14.655453	15.618215	6.57%	68,653
2010	12.998709	14.655453	12.75%	51,149
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	19.799309	23.573344	19.06%	0
2018	25.034508	19.799309	-20.91%	0
2017	20.538424	25.034508	21.89%	0
2016	17.943753	20.538424	14.46%	0
2015	18.783773	17.943753	-4.47%	0
2014	18.917165	18.783773	-0.71%	0
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	58
2010	10.235941	13.122763	28.20%	58
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.556868	10.913224	14.19%	0
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.230741	16.560320	25.17%	682
2018	16.256998	13.230741	-18.62%	682
2017	14.842606	16.256998	9.53%	10,187
2016	11.553198	14.842606	28.47%	16,785
2015	12.603502	11.553198	-8.33%	7,474
2014	12.176596	12.603502	3.51%	23,551
2013*	10.000000	12.176596	21.77%	2,261
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.159049	10.660617	4.94%	0
2018	10.376444	10.159049	-2.10%	1,158
2017	10.235288	10.376444	1.38%	0
2016	9.586053	10.235288	6.77%	4,548
2015	9.879704	9.586053	-2.97%	4,813
2014	10.023973	9.879704	-1.44%	3,754
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.030370	10.612253	17.52%	0
2018*	10.000000	9.030370	-9.70%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	12.759311	13.650681	6.99%	390
2018	13.123973	12.759311	-2.78%	416
2017	12.907117	13.123973	1.68%	459
2016	12.720535	12.907117	1.47%	561
2015	13.037433	12.720535	-2.43%	3,227
2014	12.852027	13.037433	1.44%	22,430
2013	13.016625	12.852027	-1.26%	37,687
2012	12.136459	13.016625	7.25%	67,745
2011	12.141791	12.136459	-0.04%	75,733
2010	11.441913	12.141791	6.12%	84,148
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.205835	10.389400	26.61%	0
2018*	10.000000	8.205835	-17.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.052050	17.074299	13.44%	18,954
2018	16.044753	15.052050	-6.19%	23,240
2017	14.513895	16.044753	10.55%	39,273
2016	14.073210	14.513895	3.13%	89,817
2015	14.437002	14.073210	-2.52%	139,865
2014	14.136329	14.437002	2.13%	183,488
2013	12.743149	14.136329	10.93%	223,131
2012	11.653935	12.743149	9.35%	276,664
2011	11.942285	11.653935	-2.41%	253,039
2010	10.827476	11.942285	10.30%	263,879
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.877875	18.653595	17.48%	73,384
2018	17.252372	15.877875	-7.97%	79,582
2017	15.141326	17.252372	13.94%	176,609
2016	14.602141	15.141326	3.69%	259,085
2015	14.968878	14.602141	-2.45%	358,657
2014	14.603300	14.968878	2.50%	424,500
2013	12.886464	14.603300	13.32%	487,859
2012	11.629948	12.886464	10.80%	514,969
2011	12.015974	11.629948	-3.21%	567,287
2010	10.724355	12.015974	12.04%	553,592
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.917783	20.577169	21.63%	0
2018	18.777519	16.917783	-9.90%	0
2017	15.874465	18.777519	18.29%	0
2016	15.226975	15.874465	4.25%	0
2015	15.620484	15.226975	-2.52%	5,988
2014	15.217470	15.620484	2.65%	15,855
2013	12.789803	15.217470	18.98%	16,733
2012	11.331155	12.789803	12.87%	26,624
2011	11.898578	11.331155	-4.77%	31,219
2010	10.476459	11.898578	13.57%	31,706

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.067605	13.461898	21.63%	7,647
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	31.755775	40.853763	28.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.618281	12.504535	7.63%	5,037
2018	15.760382	11.618281	-26.28%	5,928
2017	16.540153	15.760382	-4.71%	13,096
2016	12.641213	16.540153	30.84%	18,408
2015	16.277112	12.641213	-22.34%	18,335
2014	19.040356	16.277112	-14.51%	46,769
2013	15.650026	19.040356	21.66%	56,602
2012	15.248274	15.650026	2.63%	73,299
2011	16.412262	15.248274	-7.09%	109,296
2010	14.054514	16.412262	16.78%	120,331
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.281508	29.000685	24.57%	23,670
2018	25.977235	23.281508	-10.38%	37,444
2017	23.529291	25.977235	10.40%	63,354
2016	20.396102	23.529291	15.36%	81,260
2015	21.733564	20.396102	-6.15%	115,577
2014	20.443580	21.733564	6.31%	135,649
2013	16.319340	20.443580	25.27%	162,832
2012	14.226743	16.319340	14.71%	230,245
2011	14.422051	14.226743	-1.35%	279,869
2010	12.805864	14.422051	12.62%	291,504
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.399115	14.486831	27.09%	506
2018	12.810751	11.399115	-11.02%	665
2017	11.209326	12.810751	14.29%	602
2016*	10.000000	11.209326	12.09%	655
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.117489	40.856461	31.30%	11,719
2018	31.894091	31.117489	-2.43%	26,490
2017	24.138587	31.894091	32.13%	58,665
2016	24.495145	24.138587	-1.46%	55,577
2015	23.380750	24.495145	4.77%	86,591
2014	21.491087	23.380750	8.79%	141,496
2013	16.124534	21.491087	33.28%	147,635
2012	14.382815	16.124534	12.11%	123,601
2011	14.680492	14.382815	-2.03%	161,974
2010	12.093964	14.680492	21.39%	120,310

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.059648	14.002087	7.22%	47,819
2018	13.433386	13.059648	-2.78%	59,593
2017	13.180598	13.433386	1.92%	119,179
2016	12.872430	13.180598	2.39%	145,812
2015	13.247709	12.872430	-2.83%	231,674
2014	12.799039	13.247709	3.51%	524,902
2013	13.336017	12.799039	-4.03%	679,155
2012	12.886699	13.336017	3.49%	758,303
2011	12.284691	12.886699	4.90%	846,474
2010	11.655600	12.284691	5.40%	1,017,913
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	36.307181	43.826045	20.71%	12,945
2018	43.475075	36.307181	-16.49%	15,628
2017	36.801640	43.475075	18.13%	26,781
2016	33.550316	36.801640	9.69%	39,977
2015	34.801933	33.550316	-3.60%	52,801
2014	33.492090	34.801933	3.91%	91,440
2013	25.152950	33.492090	33.15%	135,856
2012	22.404753	25.152950	12.27%	176,344
2011	25.644353	22.404753	-12.63%	227,330
2010	20.352237	25.644353	26.00%	323,515
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.671191	25.828901	24.95%	5,251
2018	24.835075	20.671191	-16.77%	7,352
2017	19.494328	24.835075	27.40%	9,799
2016	20.997299	19.494328	-7.16%	12,117
2015	20.742119	20.997299	1.23%	27,742
2014	23.080486	20.742119	-10.13%	0
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	226
2010	17.122640	18.933315	10.57%	686
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.034557	13.295585	20.49%	0
2018	12.038159	11.034557	-8.34%	516
2017	11.836697	12.038159	1.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	28.110869	36.942602	31.42%	0
2018	34.772725	28.110869	-19.16%	0
2017	29.793888	34.772725	16.71%	0
2016	27.820724	29.793888	7.09%	0
2015	29.324137	27.820724	-5.13%	0
2014	28.092908	29.324137	4.38%	0
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	7,937
2011	19.836895	17.683812	-10.85%	4,737
2010	16.021586	19.836895	23.81%	6,110

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.961986	14.050825	17.46%	11,724
2018	13.511207	11.961986	-11.47%	12,334
2017	12.311382	13.511207	9.75%	13,367
2016	11.099003	12.311382	10.92%	11,595
2015	12.075865	11.099003	-8.09%	14,237
2014	11.981099	12.075865	0.79%	14,865
2013	9.877544	11.981099	21.30%	25,504
2012	8.739564	9.877544	13.02%	23,767
2011	9.057230	8.739564	-3.51%	23,629
2010	8.382437	9.057230	8.05%	22,686
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.807394	16.841619	13.74%	18,218
2018	15.790961	14.807394	-6.23%	18,988
2017	14.691182	15.790961	7.49%	27,394
2016	13.146530	14.691182	11.75%	29,253
2015	14.433032	13.146530	-8.91%	52,273
2014	14.077774	14.433032	2.52%	94,933
2013	12.607377	14.077774	11.66%	211,937
2012	11.420312	12.607377	10.39%	269,464
2011	11.381495	11.420312	0.34%	296,778
2010	10.307392	11.381495	10.42%	308,508
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	28.015011	35.480321	26.65%	0
2018	30.118592	28.015011	-6.98%	106
2017	25.490748	30.118592	18.15%	365
2016	22.413766	25.490748	13.73%	405
2015	23.737143	22.413766	-5.58%	454
2014	22.278240	23.737143	6.55%	476
2013	17.528600	22.278240	27.10%	2,687
2012	15.976137	17.528600	9.72%	96,150
2011	15.378887	15.976137	3.88%	112,842
2010	13.007255	15.378887	18.23%	123,671
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	32.763362	40.568048	23.82%	8,726
2018	38.377835	32.763362	-14.63%	10,874
2017	35.389190	38.377835	8.45%	15,252
2016	27.736252	35.389190	27.59%	17,708
2015	30.559886	27.736252	-9.24%	33,621
2014	31.006643	30.559886	-1.44%	88,491
2013	23.223340	31.006643	33.52%	122,936
2012	20.017536	23.223340	16.01%	163,697
2011	21.223345	20.017536	-5.68%	243,482
2010	16.889459	21.223345	25.66%	220,025

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.578126	11.892504	24.16%	2
2018	11.608387	9.578126	-17.49%	2
2017	8.435665	11.608387	37.61%	2
2016	7.328975	8.435665	15.10%	2
2015	9.302213	7.328975	-21.21%	2
2014*	10.000000	9.302213	-6.98%	14,807
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	18.739888	20.666070	10.28%	2,509
2018	22.617235	18.739888	-17.14%	3,018
2017	19.776154	22.617235	14.37%	3,724
2016	18.827701	19.776154	5.04%	8,023
2015	20.546087	18.827701	-8.36%	35,953
2014	23.591756	20.546087	-12.91%	50,217
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	186
2010	18.158811	19.291957	6.24%	455
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.145540	9.143042	-0.03%	5,788
2018	9.155821	9.145540	-0.11%	11,012
2017	9.165653	9.155821	-0.11%	11,029
2016	9.085217	9.165653	0.89%	15,525
2015	9.687708	9.085217	-6.22%	35,194
2014	9.707479	9.687708	-0.20%	60,497
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.313530	12.410716	9.70%	0
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.361117	9.983224	6.65%	0
2018*	10.000000	9.361117	-6.39%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.305889	9.576973	2.91%	0
2018	10.004560	9.305889	-6.98%	0
2017	9.846341	10.004560	1.61%	0
2016	10.095561	9.846341	-2.47%	0
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.776080	22.429373	33.70%	0
2018	17.813476	16.776080	-5.82%	118
2017	14.308613	17.813476	24.49%	404
2016	14.311170	14.308613	-0.02%	470
2015	13.941028	14.311170	2.66%	480
2014	13.151264	13.941028	6.01%	1,543
2013	9.599394	13.151264	37.00%	8,351
2012*	10.000000	9.599394	-4.01%	8,442
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.899256	15.806325	22.54%	0
2018	14.891438	12.899256	-13.38%	0
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	445
2012*	10.000000	9.911560	-0.88%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.678367	40.809801	28.83%	713
2018	37.328377	31.678367	-15.14%	1,701
2017	27.939897	37.328377	33.60%	1,689
2016	28.553403	27.939897	-2.15%	1,715
2015	28.104084	28.553403	1.60%	3,331
2014	28.099930	28.104084	0.01%	7,163
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	0
2011	21.249728	19.049612	-10.35%	184
2010	18.740224	21.249728	13.39%	184
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.619236	10.426717	8.39%	289
2018	10.283460	9.619236	-6.46%	705
2017	9.895412	10.283460	3.92%	1,683
2016	9.501524	9.895412	4.15%	1,678
2015	9.943225	9.501524	-4.44%	4,117
2014	9.899508	9.943225	0.44%	5,304
2013	10.138757	9.899508	-2.36%	12,930
2012*	10.000000	10.138757	1.39%	20,461
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.461748	10.610462	25.39%	993
2018	10.734262	8.461748	-21.17%	1,594
2017	8.661969	10.734262	23.92%	2,051
2016	9.084958	8.661969	-4.66%	4,072
2015	8.991116	9.084958	1.04%	4,399
2014*	10.000000	8.991116	-10.09%	658

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.109749	32.417507	29.10%	5,384
2018	27.883006	25.109749	-9.95%	9,553
2017	24.392445	27.883006	14.31%	18,854
2016	22.362245	24.392445	9.08%	28,820
2015	22.131050	22.362245	1.04%	68,715
2014	20.455224	22.131050	8.19%	210,279
2013	15.879991	20.455224	28.81%	326,954
2012	13.896643	15.879991	14.27%	389,245
2011	14.224403	13.896643	-2.30%	458,588
2010	12.531309	14.224403	13.51%	538,379
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	34.841975	43.068547	23.61%	3,921
2018	39.746044	34.841975	-12.34%	4,248
2017	35.602346	39.746044	11.64%	7,754
2016	30.871193	35.602346	15.33%	9,979
2015	33.545511	30.871193	-7.97%	20,948
2014	30.657127	33.545511	9.42%	19,684
2013	22.245507	30.657127	37.81%	24,338
2012	19.291662	22.245507	15.31%	34,838
2011	20.165129	19.291662	-4.33%	94,528
2010	16.721060	20.165129	20.60%	47,325
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.004804	16.713738	19.34%	130,752
2018	15.114357	14.004804	-7.34%	134,175
2017	13.039207	15.114357	15.91%	139,885
2016	13.655295	13.039207	-4.51%	156,957
2015	15.202990	13.655295	-10.18%	169,489
2014	16.375548	15.202990	-7.16%	182,060
2013	13.353591	16.375548	22.63%	203,173
2012	11.434104	13.353591	16.79%	268,968
2011	12.573051	11.434104	-9.06%	322,551
2010	11.805310	12.573051	6.50%	338,946
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.179463	13.271857	8.97%	34
2018	12.697952	12.179463	-4.08%	47
2017	12.145221	12.697952	4.55%	15,727
2016	10.665878	12.145221	13.87%	28,835
2015	11.640813	10.665878	-8.38%	68,641
2014	11.656352	11.640813	-0.13%	73,129
2013	10.764030	11.656352	8.29%	112,301
2012*	10.000000	10.764030	7.64%	38,665

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.775967	21.326357	35.18%	45
2018	16.109186	15.775967	-2.07%	1,085
2017	12.953034	16.109186	24.37%	664
2016	12.454962	12.953034	4.00%	1,593
2015	13.488862	12.454962	-7.66%	8,888
2014	12.760017	13.488862	5.71%	11,442
2013	10.020404	12.760017	27.34%	5,416
2012*	10.000000	10.020404	0.20%	9,370
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	25.407545	30.445412	19.83%	0
2018	25.817626	25.407545	-1.59%	0
2017	22.298951	25.817626	15.78%	0
2016	21.809784	22.298951	2.24%	0
2015	22.163913	21.809784	-1.60%	0
2014	20.894818	22.163913	6.07%	0
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	1,691
2010	15.219304	16.126109	5.96%	2,531
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.560129	10.238168	7.09%	0
2018	9.883461	9.560129	-3.27%	152
2017	9.757441	9.883461	1.29%	6,729
2016	9.739634	9.757441	0.18%	7,938
2015*	10.000000	9.739634	-2.60%	7,256
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	38.790693	52.024340	34.12%	8,030
2018	38.917987	38.790693	-0.33%	8,811
2017	30.546790	38.917987	27.40%	14,001
2016	30.574576	30.546790	-0.09%	25,537
2015	27.871410	30.574576	9.70%	44,537
2014	26.219945	27.871410	6.30%	74,897
2013	20.441302	26.219945	28.27%	132,610
2012	16.841270	20.441302	21.38%	180,123
2011	18.466169	16.841270	-8.80%	156,061
2010	17.696209	18.466169	4.35%	227,746
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.648750	32.144049	41.92%	2,325
2018	22.905422	22.648750	-1.12%	4,187
2017	16.127631	22.905422	42.03%	7,703
2016	14.453724	16.127631	11.58%	6,648
2015	14.093946	14.453724	2.55%	4,244
2014	13.152135	14.093946	7.16%	2,459
2013	9.912337	13.152135	32.68%	8,937
2012*	10.000000	9.912337	-0.88%	7,187

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.180359	30.025453	24.17%	834
2018	29.078340	24.180359	-16.84%	10,234
2017	22.682524	29.078340	28.20%	14,496
2016	24.808265	22.682524	-8.57%	15,221
2015	27.758883	24.808265	-10.63%	15,854
2014	32.225426	27.758883	-13.86%	36,795
2013	28.773624	32.225426	12.00%	37,874
2012	25.942858	28.773624	10.91%	37,617
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.488085	9.827439	15.78%	41
2018	10.636132	8.488085	-20.20%	2,160
2017	8.489993	10.636132	25.28%	4,479
2016	7.172301	8.489993	18.37%	617
2015	9.154931	7.172301	-21.66%	133
2014	9.796088	9.154931	-6.55%	6,610
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.800552	10.412286	6.24%	0
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.571951	21.559412	38.45%	2,438
2018	16.169310	15.571951	-3.69%	715
2017	13.059430	16.169310	23.81%	867
2016	12.247576	13.059430	6.63%	1,285
2015	12.771610	12.247576	-4.10%	1,647
2014	14.088176	12.771610	-9.35%	4,251
2013	10.179611	14.088176	38.40%	12,838
2012*	10.000000	10.179611	1.80%	405
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	28.606833	36.306682	26.92%	10,676
2018	32.567039	28.606833	-12.16%	15,596
2017	28.317038	32.567039	15.01%	39,328
2016	25.394899	28.317038	11.51%	49,111
2015	26.157500	25.394899	-2.92%	110,855
2014	24.220258	26.157500	8.00%	263,444
2013	18.226412	24.220258	32.89%	384,887
2012	16.050085	18.226412	13.56%	432,502
2011	16.453716	16.050085	-2.45%	532,105
2010	15.096050	16.453716	8.99%	658,928
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.806441	8.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.911259	20.824608	23.14%	8,341
2018	19.117508	16.911259	-11.54%	11,119
2017	15.381252	19.117508	24.29%	48,051
2016	15.113680	15.381252	1.77%	51,119
2015	14.505331	15.113680	4.19%	87,375
2014	14.635577	14.505331	-0.89%	113,893
2013	11.700669	14.635577	25.08%	144,479
2012	10.299191	11.700669	13.61%	102,872
2011	10.699132	10.299191	-3.74%	120,911
2010*	10.000000	10.699132	6.99%	54,515
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.432075	17.006281	36.79%	0
2018	12.614613	12.432075	-1.45%	0
2017	10.047705	12.614613	25.55%	0
2016	9.686323	10.047705	3.73%	0
2015*	10.000000	9.686323	-3.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	12.450402	13.496069	8.40%	135
2018	12.822670	12.450402	-2.90%	166
2017	12.355315	12.822670	3.78%	191
2016	11.908896	12.355315	3.75%	189
2015	12.253926	11.908896	-2.82%	8,414
2014	11.624547	12.253926	5.41%	35,297
2013	11.931003	11.624547	-2.57%	26,235
2012	11.150052	11.931003	7.00%	39,679
2011	10.793736	11.150052	3.30%	47,495
2010	10.307072	10.793736	4.72%	73,648
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	21.510808	24.067674	11.89%	0
2018	23.615977	21.510808	-8.91%	0
2017	21.988829	23.615977	7.40%	0
2016	20.289521	21.988829	8.38%	0
2015	20.949877	20.289521	-3.15%	0
2014	20.776917	20.949877	0.83%	0
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	7
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.183280	11.507597	25.31%	0
2018	10.174484	9.183280	-9.74%	0
2017	9.224384	10.174484	10.30%	848
2016	8.186750	9.224384	12.67%	1,481
2015*	10.000000	8.186750	-18.13%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.927855	20.570985	21.52%	0
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	468
2016	14.853992	16.159674	8.79%	1,253
2015	16.327400	14.853992	-9.02%	1,340
2014	17.011796	16.327400	-4.02%	3,516
2013	13.158540	17.011796	29.28%	58,192
2012	10.950060	13.158540	20.17%	23,191
2011	11.275788	10.950060	-2.89%	75,558
2010*	10.000000	11.275788	12.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.419156	18.251223	18.37%	607,350
2018	16.560184	15.419156	-6.89%	670,094
2017	14.592513	16.560184	13.48%	1,493,496
2016	13.660106	14.592513	6.83%	2,457,035
2015	13.803048	13.660106	-1.04%	3,246,093
2014	13.415262	13.803048	2.89%	4,204,194
2013	11.103511	13.415262	20.82%	4,712,726
2012	9.791710	11.103511	13.40%	4,819,294
2011	9.899139	9.791710	-1.09%	5,209,487
2010	9.017389	9.899139	9.78%	5,436,919
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.683982	11.410890	6.80%	314,517
2018	11.021538	10.683982	-3.06%	389,718
2017	10.895891	11.021538	1.15%	596,851
2016	10.830583	10.895891	0.60%	812,901
2015	11.077207	10.830583	-2.23%	1,048,635
2014	10.767219	11.077207	2.88%	1,288,876
2013	11.277224	10.767219	-4.52%	1,440,385
2012	10.963430	11.277224	2.86%	1,298,401
2011	10.580908	10.963430	3.62%	1,356,466
2010	10.186610	10.580908	3.87%	1,416,476
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.051206	22.521887	32.08%	19,083
2018	19.211474	17.051206	-11.24%	22,796
2017	14.967326	19.211474	28.36%	55,869
2016	15.243379	14.967326	-1.81%	74,591
2015	14.599258	15.243379	4.41%	96,009
2014	14.628691	14.599258	-0.20%	122,346
2013	11.603661	14.628691	26.07%	164,196
2012	9.698831	11.603661	19.64%	180,694
2011	10.912299	9.698831	-11.12%	204,871
2010	10.004291	10.912299	9.08%	227,215

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.976362	24.229146	27.68%	32,960
2018	19.493829	18.976362	-2.65%	71,368
2017	15.564017	19.493829	25.25%	95,878
2016	14.560960	15.564017	6.89%	137,803
2015	13.960842	14.560960	4.30%	194,085
2014	13.182359	13.960842	5.91%	247,994
2013	10.378207	13.182359	27.02%	430,279
2012	9.020713	10.378207	15.05%	441,013
2011	9.657187	9.020713	-6.59%	478,098
2010	8.337279	9.657187	15.83%	484,016
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.769745	19.421057	23.15%	236,199
2018	16.452943	15.769745	-4.15%	285,255
2017	13.768617	16.452943	19.50%	496,866
2016	12.646627	13.768617	8.87%	760,610
2015	12.766017	12.646627	-0.94%	1,050,868
2014	11.817868	12.766017	8.02%	1,356,069
2013	9.069012	11.817868	30.31%	1,532,294
2012	7.905590	9.069012	14.72%	1,706,902
2011	8.251065	7.905590	-4.19%	1,906,487
2010	7.586684	8.251065	8.76%	1,987,803
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.545268	15.561336	6.99%	38,247
2018	15.200222	14.545268	-4.31%	41,655
2017	14.586039	15.200222	4.21%	85,063
2016	13.698399	14.586039	6.48%	80,061
2015	14.394015	13.698399	-4.83%	88,683
2014	14.138664	14.394015	1.81%	146,763
2013	14.591290	14.138664	-3.10%	179,803
2012	13.264856	14.591290	10.00%	179,304
2011	12.823431	13.264856	3.44%	219,107
2010	11.832311	12.823431	8.38%	190,098
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	25.931558	32.276022	24.47%	8,314
2018	28.597231	25.931558	-9.32%	10,083
2017	24.793514	28.597231	15.34%	20,326
2016	21.516811	24.793514	15.23%	28,781
2015	23.486289	21.516811	-8.39%	50,477
2014	22.001672	23.486289	6.75%	98,943
2013	16.593071	22.001672	32.60%	159,589
2012	14.328796	16.593071	15.80%	203,392
2011	15.003144	14.328796	-4.49%	269,083
2010	13.260872	15.003144	13.14%	275,776

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.716048	10.944778	12.65%	0
2018	10.833169	9.716048	-10.31%	0
2017	9.333117	10.833169	16.07%	0
2016	9.247958	9.333117	0.92%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.046796	10.494311	4.45%	0
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.175839	22.686962	12.45%	3,255
2018	21.226477	20.175839	-4.95%	4,181
2017	20.287606	21.226477	4.63%	8,405
2016	18.133402	20.287606	11.88%	18,898
2015	18.998896	18.133402	-4.56%	27,057
2014	18.904494	18.998896	0.50%	31,931
2013	18.016127	18.904494	4.93%	315
2012	16.048532	18.016127	12.26%	481
2011	15.773083	16.048532	1.75%	3,336
2010	14.223803	15.773083	10.89%	3,910
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.392536	19.321477	25.52%	2,899
2018	16.536585	15.392536	-6.92%	3,487
2017	13.524370	16.536585	22.27%	8,758
2016	12.153556	13.524370	11.28%	13,029
2015	12.551303	12.153556	-3.17%	23,515
2014	12.019099	12.551303	4.43%	27,815
2013	8.544554	12.019099	40.66%	46,915
2012	7.462924	8.544554	14.49%	61,668
2011	8.619664	7.462924	-13.42%	90,537
2010	7.622653	8.619664	13.08%	103,605
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.665295	12.582429	30.18%	14,379
2018	11.836961	9.665295	-18.35%	26,183
2017	9.620947	11.836961	23.03%	24,608
2016	10.065558	9.620947	-4.42%	30,036
2015	10.338679	10.065558	-2.64%	83,404
2014	10.694285	10.338679	-3.33%	340,153
2013	9.012807	10.694285	18.66%	507,251
2013	9.012807	10.694285	18.66%	507,251
2012	7.961507	9.012807	13.20%	608,908
2011	8.988754	7.961507	-11.43%	686,917
2010	8.059411	8.988754	11.53%	760,296

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	25.797222	32.618548	26.44%	3,028
2018	26.399955	25.797222	-2.28%	6,367
2017	22.401798	26.399955	17.85%	9,529
2016	20.563230	22.401798	8.94%	9,532
2015	20.844943	20.563230	-1.35%	41,573
2014	19.022554	20.844943	9.58%	176,560
2013	14.841038	19.022554	28.18%	272,776
2012	13.302572	14.841038	11.57%	331,753
2011	13.522357	13.302572	-1.63%	389,982
2010	12.186641	13.522357	10.96%	450,099
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.859374	15.621755	21.48%	10,357
2018	14.703318	12.859374	-12.54%	10,503
2017	12.523060	14.703318	17.41%	19,701
2016	11.791701	12.523060	6.20%	19,850
2015	12.247180	11.791701	-3.72%	64,371
2014	11.959338	12.247180	2.41%	63,744
2013	9.425192	11.959338	26.89%	75,871
2012	8.280415	9.425192	13.83%	88,259
2011	9.024733	8.280415	-8.25%	98,693
2010	8.010702	9.024733	12.66%	106,875
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.313123	14.019213	13.86%	110,936
2018	13.401242	12.313123	-8.12%	119,881
2017	12.203261	13.401242	9.82%	326,396
2016	11.734820	12.203261	3.99%	824,730
2015	12.102530	11.734820	-3.04%	1,173,116
2014	11.840679	12.102530	2.21%	1,457,104
2013	10.537733	11.840679	12.36%	1,519,052
2012	9.682343	10.537733	8.83%	1,625,278
2011	10.014215	9.682343	-3.31%	1,672,254
2010	9.255380	10.014215	8.20%	1,882,461
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.812577	15.097808	17.84%	453,869
2018	14.237320	12.812577	-10.01%	477,347
2017	12.544298	14.237320	13.50%	713,984
2016	11.926369	12.544298	5.18%	1,559,148
2015	12.333668	11.926369	-3.30%	1,837,068
2014	12.020713	12.333668	2.60%	2,013,104
2013	10.116615	12.020713	18.82%	2,394,415
2012	9.084214	10.116615	11.36%	2,493,923
2011	9.600233	9.084214	-5.38%	2,522,677
2010	8.716193	9.600233	10.14%	3,051,777

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.320809	12.278250	8.46%	67,272
2018	11.862176	11.320809	-4.56%	110,936
2017	11.379985	11.862176	4.24%	271,789
2016	11.099563	11.379985	2.53%	648,130
2015	11.409824	11.099563	-2.72%	992,187
2014	11.266760	11.409824	1.27%	1,354,665
2013	10.956237	11.266760	2.83%	1,603,849
2012	10.400470	10.956237	5.34%	1,841,074
2011	10.464567	10.400470	-0.61%	2,238,723
2010	9.998153	10.464567	4.67%	1,452,798
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.737306	11.980251	11.58%	0
2018	11.784040	10.737306	-8.88%	0
2017	10.476817	11.784040	12.48%	0
2016	10.127293	10.476817	3.45%	0
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	17,655
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.019021	12.463300	13.11%	0
2018	12.101127	11.019021	-8.94%	0
2017	10.482403	12.101127	15.44%	0
2016	10.070135	10.482403	4.09%	0
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.615106	14.605999	15.78%	437,082
2018	13.855955	12.615106	-8.96%	482,485
2017	12.405009	13.855955	11.70%	894,310
2016	11.858311	12.405009	4.61%	1,595,412
2015	12.230698	11.858311	-3.04%	1,842,307
2014	11.934880	12.230698	2.48%	2,507,544
2013	10.337789	11.934880	15.45%	2,899,963
2012	9.387965	10.337789	10.12%	2,899,162
2011	9.807936	9.387965	-4.28%	3,286,343
2010	8.986208	9.807936	9.14%	3,715,275

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.811166	15.346066	19.79%	78,129
2018	14.447115	12.811166	-11.32%	90,496
2017	12.485081	14.447115	15.72%	134,537
2016	11.840327	12.485081	5.45%	233,100
2015	12.266942	11.840327	-3.48%	545,865
2014	11.971203	12.266942	2.47%	849,948
2013	9.829209	11.971203	21.79%	1,169,575
2012	8.753487	9.829209	12.29%	1,406,802
2011	9.369473	8.753487	-6.57%	1,474,067
2010	8.437446	9.369473	11.05%	1,722,474
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.076190	13.527244	12.02%	148,208
2018	12.940438	12.076190	-6.68%	199,483
2017	12.015919	12.940438	7.69%	237,257
2016	11.566698	12.015919	3.88%	337,997
2015	11.929841	11.566698	-3.04%	452,996
2014	11.695859	11.929841	2.00%	551,697
2013	10.728763	11.695859	9.01%	637,596
2012	9.948976	10.728763	7.84%	1,258,942
2011	10.179093	9.948976	-2.26%	944,784
2010	9.526187	10.179093	6.85%	1,119,634
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.240240	14.595623	10.24%	39,539
2018	16.026557	13.240240	-17.39%	49,588
2017	13.325336	16.026557	20.27%	80,323
2016	13.446598	13.325336	-0.90%	95,360
2015	14.278380	13.446598	-5.83%	134,031
2014	15.862133	14.278380	-9.98%	315,191
2013	13.477526	15.862133	17.69%	420,286
2012	11.502750	13.477526	17.17%	490,161
2011	13.402685	11.502750	-14.18%	544,142
2010	12.859919	13.402685	4.22%	574,679
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.685156	12.447448	6.52%	10,375
2018	12.007565	11.685156	-2.69%	11,123
2017	11.760398	12.007565	2.10%	15,359
2016	11.427752	11.760398	2.91%	13,116
2015	11.764565	11.427752	-2.86%	50,717
2014	11.468059	11.764565	2.59%	166,096
2013	11.956622	11.468059	-4.09%	269,133
2012	11.351786	11.956622	5.33%	318,494
2011	10.902664	11.351786	4.12%	336,865
2010	10.418934	10.902664	4.64%	419,118

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.361396	13.276380	7.40%	6,604
2018	12.801134	12.361396	-3.44%	13,001
2017	12.587488	12.801134	1.70%	20,444
2016	12.429038	12.587488	1.27%	27,917
2015	12.748637	12.429038	-2.51%	24,866
2014	12.403324	12.748637	2.78%	32,722
2013	12.921209	12.403324	-4.01%	31,030
2012	12.309376	12.921209	4.97%	40,121
2011	11.843644	12.309376	3.93%	37,981
2010	11.178289	11.843644	5.95%	51,917
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.015898	14.103178	17.37%	0
2018	13.653236	12.015898	-11.99%	0
2017	11.817489	13.653236	15.53%	0
2016	10.825267	11.817489	9.17%	0
2015	11.406551	10.825267	-5.10%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.453808	13.190592	15.16%	0
2018	12.680312	11.453808	-9.67%	0
2017	11.366144	12.680312	11.56%	0
2016	10.662448	11.366144	6.60%	0
2015	11.075169	10.662448	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	27.641704	33.228636	20.21%	3,273
2018	34.257563	27.641704	-19.31%	4,185
2017	24.751302	34.257563	38.41%	5,439
2016	23.497688	24.751302	5.34%	7,873
2015	28.624140	23.497688	-17.91%	8,952
2014	30.983954	28.624140	-7.62%	24,382
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.534640	12.012761	4.15%	14,838
2018	11.776998	11.534640	-2.06%	23,832
2017	11.771327	11.776998	0.05%	28,743
2016	11.922468	11.771327	-1.27%	37,928
2015	12.179045	11.922468	-2.11%	100,596
2014	11.884578	12.179045	2.48%	368,741
2013	12.639749	11.884578	-5.97%	510,347
2012	12.515767	12.639749	0.99%	640,147
2011	11.906618	12.515767	5.12%	675,087
2010	11.595134	11.906618	2.69%	775,075

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.592789	8.570946	-0.25%	37,709
2018	8.648847	8.592789	-0.65%	45,097
2017	8.787830	8.648847	-1.58%	82,515
2016	8.965995	8.787830	-1.99%	174,273
2015	9.148971	8.965995	-2.00%	236,281
2014	9.335684	9.148971	-2.00%	550,073
2013	9.526205	9.335684	-2.00%	741,202
2012	9.721147	9.526205	-2.01%	1,310,343
2011	9.918980	9.721147	-1.99%	1,190,372
2010	10.121394	9.918980	-2.00%	1,292,066
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.289295	9.659953	16.54%	12,684
2018	9.929249	8.289295	-16.52%	16,784
2017	7.972666	9.929249	24.54%	33,200
2016	8.083699	7.972666	-1.37%	44,898
2015	8.523224	8.083699	-5.16%	47,913
2014	8.760237	8.523224	-2.71%	90,164
2013	7.603572	8.760237	15.21%	67,632
2012	6.733779	7.603572	12.92%	74,279
2011	7.634417	6.733779	-11.80%	142,252
2010	6.893687	7.634417	10.75%	106,276
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.041989	10.739914	18.78%	2,081
2018	10.745624	9.041989	-15.85%	2,672
2017	8.809699	10.745624	21.97%	6,285
2016	8.942214	8.809699	-1.48%	16,747
2015	9.253278	8.942214	-3.36%	22,573
2014	10.064952	9.253278	-8.06%	40,512
2013	8.487033	10.064952	18.59%	58,852
2012	7.326348	8.487033	15.84%	73,815
2011	8.577857	7.326348	-14.59%	69,980
2010	8.149818	8.577857	5.25%	82,465
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.669824	29.914057	21.26%	1,040
2018	27.622148	24.669824	-10.69%	1,040
2017	23.798245	27.622148	16.07%	164
2016	22.182352	23.798245	7.28%	3,341
2015	22.863296	22.182352	-2.98%	3,928
2014	22.222051	22.863296	2.89%	44,311
2013	17.819897	22.222051	24.70%	50,031
2012	15.689283	17.819897	13.58%	69,775
2011	16.663996	15.689283	-5.85%	143,288
2010	14.833793	16.663996	12.34%	156,900

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.445532	17.458803	13.03%	12,276
2018	16.565890	15.445532	-6.76%	29,876
2017	15.209990	16.565890	8.91%	75,070
2016	14.599376	15.209990	4.18%	152,467
2015	14.923255	14.599376	-2.17%	170,121
2014	14.560189	14.923255	2.49%	208,396
2013	13.098884	14.560189	11.16%	259,763
2012	12.219870	13.098884	7.19%	272,498
2011	12.359361	12.219870	-1.13%	328,564
2010	11.484351	12.359361	7.62%	309,841
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.094244	21.268322	17.54%	98,867
2018	19.743144	18.094244	-8.35%	106,769
2017	17.546474	19.743144	12.52%	221,553
2016	16.617463	17.546474	5.59%	392,661
2015	17.047284	16.617463	-2.52%	509,354
2014	16.533473	17.047284	3.11%	639,157
2013	14.118461	16.533473	17.11%	701,757
2012	12.834965	14.118461	10.00%	603,879
2011	13.220057	12.834965	-2.91%	688,732
2010	12.041092	13.220057	9.79%	552,325
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.271680	14.246144	7.34%	84,615
2018	13.792771	13.271680	-3.78%	118,432
2017	13.316716	13.792771	3.57%	227,729
2016	13.032072	13.316716	2.18%	370,971
2015	13.262927	13.032072	-1.74%	657,739
2014	13.026816	13.262927	1.81%	935,801
2013	12.679994	13.026816	2.74%	1,228,241
2012	12.302669	12.679994	3.07%	1,526,132
2011	12.195709	12.302669	0.88%	1,554,705
2010	11.752039	12.195709	3.78%	1,388,548
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.815770	11.977224	10.74%	0
2018	11.695718	10.815770	-7.52%	0
2017	10.465318	11.695718	11.76%	0
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.104140	12.541407	12.94%	0
2018	12.062347	11.104140	-7.94%	0
2017	10.522793	12.062347	14.63%	0
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.148783	22.095854	15.39%	146,010
2018	20.718642	19.148783	-7.58%	175,385
2017	18.720277	20.718642	10.67%	280,140
2016	17.827801	18.720277	5.01%	472,042
2015	18.252744	17.827801	-2.33%	803,882
2014	17.707774	18.252744	3.08%	1,109,631
2013	15.492993	17.707774	14.30%	1,683,966
2012	14.267335	15.492993	8.59%	2,077,293
2011	14.563770	14.267335	-2.04%	2,508,404
2010	13.398560	14.563770	8.70%	2,850,687
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.387425	26.728767	19.39%	29,652
2018	24.760099	22.387425	-9.58%	40,014
2017	21.652521	24.760099	14.35%	51,214
2016	20.365820	21.652521	6.32%	114,365
2015	20.934264	20.365820	-2.72%	222,281
2014	20.352612	20.934264	2.86%	493,510
2013	16.970293	20.352612	19.93%	849,124
2012	15.222735	16.970293	11.48%	1,136,329
2011	15.870272	15.222735	-4.08%	1,412,728
2010	14.351968	15.870272	10.58%	1,603,547
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.219729	18.038552	11.21%	78,285
2018	17.194281	16.219729	-5.67%	83,773
2017	16.064433	17.194281	7.03%	119,239
2016	15.506993	16.064433	3.59%	247,064
2015	15.828312	15.506993	-2.03%	413,704
2014	15.420492	15.828312	2.64%	540,712
2013	14.240613	15.420492	8.29%	678,423
2012	13.450525	14.240613	5.87%	812,572
2011	13.447050	13.450525	0.03%	876,688
2010	12.644506	13.447050	6.35%	1,085,678
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.423892	4.24%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.723297	7.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.808868	21.450582	27.61%	12,465
2018	17.748576	16.808868	-5.29%	22,247
2017	13.943453	17.748576	27.29%	21,570
2016	13.949614	13.943453	-0.04%	35,713
2015	13.802351	13.949614	1.07%	62,449
2014	12.786410	13.802351	7.95%	176,362
2013	9.706761	12.786410	31.73%	256,104
2012	8.528738	9.706761	13.81%	337,672
2011	8.993135	8.528738	-5.16%	508,888
2010	7.954801	8.993135	13.05%	504,620
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.853926	12.654684	16.59%	0
2018	11.637695	10.853926	-6.73%	0
2017	10.101386	11.637695	15.21%	2,354
2016	9.495334	10.101386	6.38%	0
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.180922	14.561479	19.54%	0
2018	12.759487	12.180922	-4.53%	0
2017	10.697973	12.759487	19.27%	0
2016	9.919284	10.697973	7.85%	0
2015	10.107428	9.919284	-1.86%	1,073
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.942583	36.261127	34.59%	14,123
2018	27.925871	26.942583	-3.52%	17,865
2017	22.424098	27.925871	24.54%	19,366
2016	22.144288	22.424098	1.26%	21,433
2015	21.556640	22.144288	2.73%	47,466
2014	20.261702	21.556640	6.39%	118,727
2013	15.170352	20.261702	33.56%	203,049
2012	13.072444	15.170352	16.05%	311,159
2011	13.680001	13.072444	-4.44%	359,683
2010	12.863456	13.680001	6.35%	507,326
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.532742	27.974254	24.15%	11,545
2018	25.400856	22.532742	-11.29%	12,129
2017	23.900966	25.400856	6.28%	17,420
2016	20.286872	23.900966	17.81%	38,225
2015	21.663188	20.286872	-6.35%	48,577
2014	19.571224	21.663188	10.69%	74,224
2013	15.166777	19.571224	29.04%	91,001
2012	13.523452	15.166777	12.15%	138,683
2011	13.732077	13.523452	-1.52%	176,855
2010	12.383510	13.732077	10.89%	210,244

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	35.515470	43.733254	23.14%	4,834
2018	40.900850	35.515470	-13.17%	6,411
2017	36.045369	40.900850	13.47%	11,473
2016	30.575273	36.045369	17.89%	13,394
2015	32.010520	30.575273	-4.48%	14,770
2014	29.851666	32.010520	7.23%	30,519
2013	22.894411	29.851666	30.39%	37,713
2012	19.887711	22.894411	15.12%	46,028
2011	20.822591	19.887711	-4.49%	68,697
2010	16.835846	20.822591	23.68%	74,327
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.499468	15.380249	13.93%	13,522
2018	16.665755	13.499468	-19.00%	12,803
2017	13.877522	16.665755	20.09%	11,876
2016	13.488072	13.877522	2.89%	25,381
2015	14.540720	13.488072	-7.24%	46,440
2014	16.427257	14.540720	-11.48%	62,267
2013	13.847529	16.427257	18.63%	0
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.660176	16.746943	22.60%	8,398
2018	15.804534	13.660176	-13.57%	8,509
2017	14.100960	15.804534	12.08%	9,368
2016	12.398508	14.100960	13.73%	9,019
2015	13.101821	12.398508	-5.37%	35,384
2014	12.127009	13.101821	8.04%	52,298
2013	9.164345	12.127009	32.33%	79,080
2012	7.952786	9.164345	15.23%	107,499
2011	8.641256	7.952786	-7.97%	118,555
2010	7.820676	8.641256	10.49%	125,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.321599	21.023125	21.37%	4,973
2018	20.354997	17.321599	-14.90%	8,660
2017	18.244330	20.354997	11.57%	10,915
2016	15.830408	18.244330	15.25%	11,574
2015	16.633495	15.830408	-4.83%	53,277
2014	14.504287	16.633495	14.68%	219,810
2013	10.908304	14.504287	32.97%	258,994
2012	9.567551	10.908304	14.01%	321,424
2011	9.994435	9.567551	-4.27%	377,849
2010	8.524647	9.994435	17.24%	448,498

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.335537	32.285944	32.67%	266
2018	27.058394	24.335537	-10.06%	363
2017	22.149742	27.058394	22.16%	1,715
2016	20.915136	22.149742	5.90%	1,835
2015	21.229578	20.915136	-1.48%	5,993
2014	21.126635	21.229578	0.49%	9,354
2013	14.975638	21.126635	41.07%	18,251
2012	13.512761	14.975638	10.83%	30,756
2011	13.907761	13.512761	-2.84%	50,621
2010	11.343579	13.907761	22.60%	19,564
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	31.247579	36.346362	16.32%	2,587
2018	38.477892	31.247579	-18.79%	2,550
2017	36.100895	38.477892	6.58%	1,690
2016	29.324303	36.100895	23.11%	2,638
2015	31.931117	29.324303	-8.16%	5,920
2014	30.518150	31.931117	4.63%	7,248
2013	22.239445	30.518150	37.23%	12,048
2012	18.863996	22.239445	17.89%	29,908
2011	20.358457	18.863996	-7.34%	25,518
2010	16.425105	20.358457	23.95%	26,817
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	30.792937	37.828146	22.85%	545
2018	36.052009	30.792937	-14.59%	546
2017	32.496337	36.052009	10.94%	1,341
2016	27.057762	32.496337	20.10%	2,756
2015	28.143383	27.057762	-3.86%	4,995
2014	28.559018	28.143383	-1.46%	18,456
2013	20.733729	28.559018	37.74%	24,721
2012	18.361916	20.733729	12.92%	31,130
2011	19.890197	18.361916	-7.68%	36,035
2010	16.239254	19.890197	22.48%	38,758
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.275306	20.104206	23.53%	8,153
2018	17.646102	16.275306	-7.77%	12,940
2017	15.211716	17.646102	16.00%	16,001
2016	14.096301	15.211716	7.91%	19,318
2015	14.444423	14.096301	-2.41%	67,315
2014	13.337464	14.444423	8.30%	268,539
2013	9.822647	13.337464	35.78%	454,627
2012	8.999172	9.822647	9.15%	510,526
2011	9.492455	8.999172	-5.20%	731,301
2010	7.839014	9.492455	21.09%	736,645

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.836702	16.410037	27.84%	13,170
2018	13.654170	12.836702	-5.99%	17,622
2017	13.125661	13.654170	4.03%	12,021
2016	12.495876	13.125661	5.04%	15,122
2015	13.515974	12.495876	-7.55%	25,608
2014	10.723935	13.515974	26.04%	68,328
2013	10.655105	10.723935	0.65%	81,909
2012	9.407227	10.655105	13.27%	105,341
2011	9.043639	9.407227	4.02%	136,263
2010	7.108237	9.043639	27.23%	223,593
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.432075	19.787517	28.22%	6,346
2018	16.555660	15.432075	-6.79%	11,809
2017	13.934874	16.555660	18.81%	27,331
2016	12.763859	13.934874	9.17%	19,684
2015	12.902687	12.763859	-1.08%	21,470
2014	11.643359	12.902687	10.82%	31,312
2013*	10.000000	11.643359	16.43%	6,132
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.704021	9.898645	2.01%	19,367
2018	9.822585	9.704021	-1.21%	27,687
2017	9.866683	9.822585	-0.45%	59,785
2016	9.822736	9.866683	0.45%	54,444
2015	10.057519	9.822736	-2.33%	74,293
2014	10.212335	10.057519	-1.52%	120,544
2013	10.409778	10.212335	-1.90%	126,964
2012	10.261206	10.409778	1.45%	152,191
2011	10.335882	10.261206	-0.72%	155,493
2010	10.297627	10.335882	0.37%	216,067
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.759664	16.850241	22.46%	3,602
2018	15.838845	13.759664	-13.13%	4,340
2017	14.153951	15.838845	11.90%	10,872
2016	11.948255	14.153951	18.46%	9,362
2015	12.817895	11.948255	-6.78%	10,355
2014	12.510103	12.817895	2.46%	11,338
2013*	10.000000	12.510103	25.10%	5,571

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.979273	21.428447	34.10%	6,828
2018	17.543834	15.979273	-8.92%	18,103
2017	14.037310	17.543834	24.98%	18,587
2016	13.505177	14.037310	3.94%	24,261
2015	13.828628	13.505177	-2.34%	88,979
2014	13.604811	13.828628	1.65%	185,523
2013	10.015678	13.604811	35.84%	267,731
2012	8.915007	10.015678	12.35%	332,793
2011	9.520352	8.915007	-6.36%	388,656
2010	7.681338	9.520352	23.94%	464,657
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	31.741835	41.210976	29.83%	0
2018	34.667049	31.741835	-8.44%	0
2017	28.397173	34.667049	22.08%	288
2016	27.817429	28.397173	2.08%	396
2015	28.105584	27.817429	-1.03%	396
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.362834	9.513879	1.61%	16,860
2018	9.458398	9.362834	-1.01%	17,538
2017	9.565649	9.458398	-1.12%	23,133
2016	9.642762	9.565649	-0.80%	40,920
2015	9.821506	9.642762	-1.82%	79,642
2014	9.961196	9.821506	-1.40%	209,030
2013	10.102178	9.961196	-1.40%	371,806
2012	9.855025	10.102178	2.51%	330,088
2011	10.026637	9.855025	-1.71%	356,635
2010	9.717674	10.026637	3.18%	440,752
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	26.047367	32.134029	23.37%	238
2018	28.196578	26.047367	-7.62%	254
2017	24.293156	28.196578	16.07%	280
2016	22.562414	24.293156	7.67%	342
2015	23.130116	22.562414	-2.45%	815
2014	21.382253	23.130116	8.17%	7,002
2013	15.856000	21.382253	34.85%	29,782
2012	14.579585	15.856000	8.75%	11,106
2011	15.349366	14.579585	-5.02%	13,463
2010	12.748631	15.349366	20.40%	15,565
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.354081	11.338634	9.51%	0
2018	11.175307	10.354081	-7.35%	0
2017	10.057190	11.175307	11.12%	439
2016	9.088907	10.057190	10.65%	2,907
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	48,353
2013	10.574216	10.374051	-1.89%	58,238
2012*	10.000000	10.574216	5.74%	7,054

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.645644	10.837789	12.36%	0
2018	10.342655	9.645644	-6.74%	346
2017	9.612973	10.342655	7.59%	0
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.702970	11.214487	4.78%	4,903
2018	11.386429	10.702970	-6.00%	6,910
2017	10.491897	11.386429	8.53%	5,119
2016	10.403369	10.491897	0.85%	9,046
2015	11.436285	10.403369	-9.03%	8,182
2014	11.634658	11.436285	-1.71%	8,888
2013	12.706539	11.634658	-8.44%	10,934
2012	12.321835	12.706539	3.12%	26,395
2011	11.596615	12.321835	6.25%	39,336
2010	10.819270	11.596615	7.18%	43,636
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.572733	10.767836	1.85%	43,587
2018	10.764172	10.572733	-1.78%	54,872
2017	10.847411	10.764172	-0.77%	92,589
2016	10.925600	10.847411	-0.72%	118,335
2015	11.125344	10.925600	-1.80%	173,539
2014	11.268074	11.125344	-1.27%	320,501
2013	11.524803	11.268074	-2.23%	436,753
2012	11.121145	11.524803	3.63%	583,063
2011	11.234258	11.121145	-1.01%	568,937
2010	10.898362	11.234258	3.08%	579,285
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.031540	10.095980	0.64%	0
2018	10.093357	10.031540	-0.61%	183
2017	10.066728	10.093357	0.26%	7,140
2016*	10.000000	10.066728	0.67%	6,185
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.351959	10.981607	6.08%	11,900
2018	10.631909	10.351959	-2.63%	16,708
2017	10.349729	10.631909	2.73%	23,900
2016	10.294407	10.349729	0.54%	30,638
2015	10.469358	10.294407	-1.67%	47,644
2014	10.255615	10.469358	2.08%	60,332
2013	10.684266	10.255615	-4.01%	64,166
2012	9.956927	10.684266	7.30%	82,648
2011*	10.000000	9.956927	-0.43%	30,787

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.053170	12.847649	27.80%	0
2018	11.211224	10.053170	-10.33%	0
2017*	10.000000	11.211224	12.11%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.266702	17.778462	34.01%	0
2018	13.224295	13.266702	0.32%	0
2017	10.307815	13.224295	28.29%	0
2016*	10.000000	10.307815	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.639538	19.181936	22.65%	0
2018	19.732281	15.639538	-20.74%	0
2017	15.905851	19.732281	24.06%	373
2016	16.637774	15.905851	-4.40%	373
2015	16.953604	16.637774	-1.86%	0
2014	18.557446	16.953604	-8.64%	0
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.880627	41.448487	26.06%	1,344
2018	33.270396	32.880627	-1.17%	1,534
2017	26.665728	33.270396	24.77%	4,559
2016	30.474032	26.665728	-12.50%	5,532
2015	27.648118	30.474032	10.22%	28,338
2014	21.499141	27.648118	28.60%	50,117
2013	14.575218	21.499141	47.50%	52,652
2012	11.353689	14.575218	28.37%	65,424
2011	10.494926	11.353689	8.18%	66,310
2010*	10.000000	10.494926	4.95%	9,380
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.049243	5.519595	9.32%	0
2018	7.199150	5.049243	-29.86%	2,829
2017	7.493374	7.199150	-3.93%	1,164
2016	5.331350	7.493374	40.55%	13,248
2015	8.196559	5.331350	-34.96%	840
2014	10.370399	8.196559	-20.96%	4,661
2013	9.594282	10.370399	8.09%	5,994
2012*	10.000000	9.594282	-4.06%	580

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.175242	5.673706	9.63%	2,188
2018	7.363868	5.175242	-29.72%	2,381
2017	7.643509	7.363868	-3.66%	0
2016	5.426921	7.643509	40.84%	9
2015	8.321022	5.426921	-34.78%	126
2014	10.496234	8.321022	-20.72%	8,729
2013	9.689733	10.496234	8.32%	12,064
2012*	10.000000	9.689733	-3.10%	19,409
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.743274	7.43%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.340409	33.446223	22.33%	2,435
2018	27.541154	27.340409	-0.73%	2,798
2017	22.327871	27.541154	23.35%	4,783
2016	21.144273	22.327871	5.60%	8,566
2015	22.216260	21.144273	-4.83%	16,931
2014	23.103587	22.216260	-3.84%	16,364
2013	15.692372	23.103587	47.23%	24,225
2012	14.844951	15.692372	5.71%	26,169
2011	15.877167	14.844951	-6.50%	32,137
2010	12.779480	15.877167	24.24%	67,573

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.246249	12.694595	12.88%	0
2018	12.393593	11.246249	-9.26%	0
2017	11.067045	12.393593	11.99%	0
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	26.369534	31.927600	21.08%	1,205
2018	28.596024	26.369534	-7.79%	1,205
2017	24.614936	28.596024	16.17%	1,216
2016	22.624076	24.614936	8.80%	1,222
2015	22.772677	22.624076	-0.65%	1,229
2014	21.272938	22.772677	7.05%	1,236
2013	16.136046	21.272938	31.83%	1,243
2012	14.051433	16.136046	14.84%	3,519
2011	13.523943	14.051433	3.90%	3,533
2010	12.240195	13.523943	10.49%	1,549
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.619819	8.716731	14.40%	0
2018*	10.000000	7.619819	-23.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	33.625866	39.491724	17.44%	0
2018	40.533738	33.625866	-17.04%	0
2017	36.667721	40.533738	10.54%	0
2016	29.996103	36.667721	22.24%	0
2015	32.473030	29.996103	-7.63%	0
2014	30.430364	32.473030	6.71%	106
2013	22.571903	30.430364	34.82%	103
2012	19.452648	22.571903	16.04%	1,219
2011	21.732897	19.452648	-10.49%	1,242
2010	17.526978	21.732897	24.00%	1,266
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.024476	12.826521	6.67%	1,740
2018	12.633654	12.024476	-4.82%	1,740
2017	12.440540	12.633654	1.55%	1,745
2016	12.166396	12.440540	2.25%	1,751
2015	12.735401	12.166396	-4.47%	2,641
2014	12.586613	12.735401	1.18%	3,963
2013	14.040648	12.586613	-10.36%	7,686
2012	13.349261	14.040648	5.18%	7,368
2011	12.195460	13.349261	9.46%	33,835
2010	11.844314	12.195460	2.96%	26,342

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	25.031623	30.341252	21.21%	735
2018	27.539643	25.031623	-9.11%	735
2017	23.370597	27.539643	17.84%	735
2016	21.076313	23.370597	10.89%	735
2015	22.878508	21.076313	-7.88%	735
2014	20.793178	22.878508	10.03%	735
2013	15.668438	20.793178	32.71%	953
2012	13.976473	15.668438	12.11%	2,914
2011	13.872054	13.976473	0.75%	2,914
2010	12.438155	13.872054	11.53%	2,914
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.759019	30.019340	26.35%	0
2018	27.872089	23.759019	-14.76%	0
2017	25.526433	27.872089	9.19%	0
2016	21.234991	25.526433	20.21%	0
2015	22.027389	21.234991	-3.60%	0
2014	19.346705	22.027389	13.86%	1,871
2013	15.205078	19.346705	27.24%	2,668
2012	13.356612	15.205078	13.84%	1,146
2011	13.751509	13.356612	-2.87%	5,721
2010	11.799886	13.751509	16.54%	11,725
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.113444	11.378401	12.51%	0
2018	10.633433	10.113444	-4.89%	0
2017	10.137764	10.633433	4.89%	0
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.614665	10.279003	6.91%	0
2018	9.888341	9.614665	-2.77%	0
2017	9.781121	9.888341	1.10%	0
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.430957	14.271368	24.85%	0
2018	12.606530	11.430957	-9.33%	0
2017	11.047738	12.606530	14.11%	0
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.602515	16.842785	15.34%	0
2018	16.132559	14.602515	-9.48%	0
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	1,114
2012	12.188370	13.127768	7.71%	1,114
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.863121	12.753093	17.40%	0
2018	13.155382	10.863121	-17.42%	0
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	37.073961	44.380365	19.71%	0
2018	41.587202	37.073961	-10.85%	0
2017	37.770273	41.587202	10.11%	0
2016	30.668313	37.770273	23.16%	0
2015	32.057013	30.668313	-4.33%	210
2014	31.133452	32.057013	2.97%	218
2013	22.587974	31.133452	37.83%	242
2012	19.925196	22.587974	13.36%	242
2011	20.227547	19.925196	-1.49%	242
2010	16.411804	20.227547	23.25%	306
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	27.716970	35.396809	27.71%	0
2018	29.744408	27.716970	-6.82%	886
2017	25.051055	29.744408	18.74%	886
2016	22.948312	25.051055	9.16%	886
2015	23.226905	22.948312	-1.20%	886
2014	20.965619	23.226905	10.79%	7,925
2013	16.251584	20.965619	29.01%	15,545
2012	14.368974	16.251584	13.10%	15,606
2011	14.435165	14.368974	-0.46%	24,359
2010	12.866647	14.435165	12.19%	47,394

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	23.841961	31.659587	32.79%	152
2018	26.205186	23.841961	-9.02%	152
2017	21.062906	26.205186	24.41%	161
2016	19.977456	21.062906	5.43%	168
2015	20.964517	19.977456	-4.71%	175
2014	19.849688	20.964517	5.62%	400
2013	16.772047	19.849688	18.35%	1,132
2012	15.547700	16.772047	7.87%	14,018
2011	14.596711	15.547700	6.52%	15,380
2010	12.953195	14.596711	12.69%	1,895
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	19.639512	23.371161	19.00%	0
2018	24.845216	19.639512	-20.95%	0
2017	20.393497	24.845216	21.83%	0
2016	17.826206	20.393497	14.40%	0
2015	18.670247	17.826206	-4.52%	0
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	689
2010	10.200065	13.070098	28.14%	752
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.548744	10.898384	14.13%	0
2018	10.155818	9.548744	-5.98%	0
2017*	10.000000	10.155818	1.56%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.192522	16.504065	25.10%	0
2018	16.218375	13.192522	-18.66%	0
2017	14.814873	16.218375	9.47%	0
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	1,604
2013*	10.000000	12.172451	21.72%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.129698	10.624395	4.88%	0
2018	10.351765	10.129698	-2.15%	0
2017	10.216131	10.351765	1.33%	2,500
2016	9.572984	10.216131	6.72%	2,631
2015	9.871289	9.572984	-3.02%	0
2014	10.020537	9.871289	-1.49%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.028649	10.604816	17.46%	0
2018*	10.000000	9.028649	-9.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	12.656333	13.533609	6.93%	438
2018	13.024731	12.656333	-2.83%	438
2017	12.816042	13.024731	1.63%	447
2016	12.637213	12.816042	1.42%	454
2015	12.958643	12.637213	-2.48%	462
2014	12.780869	12.958643	1.39%	2,200
2013	12.951170	12.780869	-1.31%	2,209
2012	12.081621	12.951170	7.20%	2,910
2011	12.093088	12.081621	-0.09%	9,303
2010	11.401817	12.093088	6.06%	18,421
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.203028	10.380550	26.55%	0
2018*	10.000000	8.203028	-17.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.947469	16.947027	13.38%	17,374
2018	15.941459	14.947469	-6.24%	4,697
2017	14.427801	15.941459	10.49%	9,557
2016	13.996849	14.427801	3.08%	9,713
2015	14.365999	13.996849	-2.57%	9,869
2014	14.073984	14.365999	2.07%	10,018
2013	12.693424	14.073984	10.88%	10,153
2012	11.614386	12.693424	9.29%	10,286
2011	11.907821	11.614386	-2.46%	10,413
2010	10.801733	11.907821	10.24%	15,789
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.767463	18.514432	17.42%	0
2018	17.141212	15.767463	-8.01%	0
2017	15.051433	17.141212	13.88%	0
2016	14.522838	15.051433	3.64%	0
2015	14.895181	14.522838	-2.50%	0
2014	14.538820	14.895181	2.45%	5,791
2013	12.836107	14.538820	13.27%	5,831
2012	11.590432	12.836107	10.75%	5,873
2011	11.981254	11.590432	-3.26%	5,918
2010	10.698813	11.981254	11.99%	5,962
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.800216	20.423744	21.57%	0
2018	18.656600	16.800216	-9.95%	0
2017	15.780255	18.656600	18.23%	0
2016	15.144318	15.780255	4.20%	0
2015	15.543617	15.144318	-2.57%	0
2014	15.150319	15.543617	2.60%	2,582
2013	12.739850	15.150319	18.92%	3,587
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	900
2010	10.451533	11.864210	13.52%	1,517

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.052577	13.436756	21.57%	0
2018	11.809701	11.052577	-6.41%	0
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	31.499494	40.503394	28.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.537485	12.411247	7.57%	0
2018	15.658822	11.537485	-26.32%	0
2017	16.441947	15.658822	-4.76%	0
2016	12.572555	16.441947	30.78%	0
2015	16.196986	12.572555	-22.38%	180
2014	18.956324	16.196986	-14.56%	816
2013	15.588906	18.956324	21.60%	780
2012	15.196504	15.588906	2.58%	998
2011	16.364877	15.196504	-7.14%	744
2010	14.021066	16.364877	16.72%	2,619
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.093680	28.752048	24.50%	0
2018	25.780893	23.093680	-10.42%	0
2017	23.363333	25.780893	10.35%	1,742
2016	20.262544	23.363333	15.30%	1,788
2015	21.602273	20.262544	-6.20%	1,870
2014	20.330445	21.602273	6.26%	10,045
2013	16.237313	20.330445	25.21%	23,386
2012	14.162482	16.237313	14.65%	25,406
2011	14.364228	14.162482	-1.40%	41,485
2010	12.761021	14.364228	12.56%	82,774
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.383621	14.459763	27.02%	0
2018	12.799909	11.383621	-11.06%	0
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	30.866460	40.506215	31.23%	716
2018	31.653049	30.866460	-2.49%	716
2017	23.968339	31.653049	32.06%	716
2016	24.334775	23.968339	-1.51%	716
2015	23.239538	24.334775	4.71%	716
2014	21.372184	23.239538	8.74%	2,399
2013	16.043496	21.372184	33.21%	5,633
2012	14.317850	16.043496	12.05%	10,202
2011	14.621627	14.317850	-2.08%	19,371
2010	12.051597	14.621627	21.33%	31,526

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.954228	13.881970	7.16%	0
2018	13.331791	12.954228	-2.83%	0
2017	13.087584	13.331791	1.87%	0
2016	12.788094	13.087584	2.34%	764
2015	13.167636	12.788094	-2.88%	2,420
2014	12.728167	13.167636	3.45%	12,245
2013	13.268945	12.728167	-4.08%	19,646
2012	12.828449	13.268945	3.43%	18,401
2011	12.235391	12.828449	4.85%	33,692
2010	11.614755	12.235391	5.34%	43,916
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	36.014244	43.450272	20.65%	969
2018	43.146455	36.014244	-16.53%	987
2017	36.542034	43.146455	18.07%	1,007
2016	33.330604	36.542034	9.64%	1,403
2015	34.591680	33.330604	-3.65%	2,509
2014	33.306743	34.591680	3.86%	10,947
2013	25.026513	33.306743	33.09%	19,563
2012	22.303535	25.026513	12.21%	29,691
2011	25.541510	22.303535	-12.68%	52,820
2010	20.280943	25.541510	25.94%	87,570
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.504307	25.607310	24.89%	0
2018	24.647223	20.504307	-16.81%	0
2017	19.356724	24.647223	27.33%	0
2016	20.859713	19.356724	-7.21%	0
2015	20.616729	20.859713	1.18%	0
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	510
2011	18.857340	15.268283	-19.03%	510
2010	17.062622	18.857340	10.52%	510
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.002684	13.250429	20.43%	0
2018	12.009549	11.002684	-8.38%	0
2017	11.814582	12.009549	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	27.884005	36.625770	31.35%	107
2018	34.509815	27.884005	-19.20%	107
2017	29.583658	34.509815	16.65%	113
2016	27.638477	29.583658	7.04%	118
2015	29.146923	27.638477	-5.18%	123
2014	27.937400	29.146923	4.33%	697
2013	21.908811	27.937400	27.52%	2,150
2012	17.603902	21.908811	24.45%	3,288
2011	19.757329	17.603902	-10.90%	7,144
2010	15.965456	19.757329	23.75%	15,632

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.897039	13.967420	17.40%	0
2018	13.444745	11.897039	-11.51%	0
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.711985	16.724572	13.68%	218
2018	15.697261	14.711985	-6.28%	218
2017	14.611436	15.697261	7.43%	229
2016	13.081817	14.611436	11.69%	239
2015	14.369332	13.081817	-8.96%	3,406
2014	14.022809	14.369332	2.47%	6,748
2013	12.564571	14.022809	11.61%	8,093
2012	11.387360	12.564571	10.34%	5,116
2011	11.354435	11.387360	0.29%	20,489
2010	10.288120	11.354435	10.36%	6,367
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	27.789004	35.176139	26.58%	141
2018	29.890957	27.789004	-7.03%	141
2017	25.310964	29.890957	18.09%	152
2016	22.267008	25.310964	13.67%	563
2015	23.593773	22.267008	-5.62%	570
2014	22.154981	23.593773	6.49%	9,267
2013	17.440515	22.154981	27.03%	24,331
2012	15.903977	17.440515	9.66%	29,689
2011	15.317214	15.903977	3.83%	54,817
2010	12.961698	15.317214	18.17%	89,114
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	32.498977	40.220147	23.76%	385
2018	38.087705	32.498977	-14.67%	403
2017	35.139535	38.087705	8.39%	415
2016	27.554585	35.139535	27.53%	440
2015	30.375229	27.554585	-9.29%	783
2014	30.835021	30.375229	-1.49%	1,119
2013	23.106579	30.835021	33.45%	2,179
2012	19.927081	23.106579	15.96%	2,216
2011	21.138214	19.927081	-5.73%	3,702
2010	16.830295	21.138214	25.60%	5,247

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.555313	11.858140	24.10%	0
2018	11.586693	9.555313	-17.53%	0
2017	8.424175	11.586693	37.54%	0
2016	7.322716	8.424175	15.04%	0
2015	9.299025	7.322716	-21.25%	272
2014*	10.000000	9.299025	-7.01%	285
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	18.588625	20.488800	10.22%	275
2018	22.446192	18.588625	-17.19%	304
2017	19.636579	22.446192	14.31%	323
2016	18.704336	19.636579	4.98%	366
2015	20.421896	18.704336	-8.41%	374
2014	23.461147	20.421896	-12.95%	381
2013	19.477749	23.461147	20.45%	107
2012	16.819616	19.477749	15.80%	1,209
2011	19.214566	16.819616	-12.46%	1,209
2010	18.095180	19.214566	6.19%	1,209
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.119119	9.111972	-0.08%	0
2018	9.134053	9.119119	-0.16%	0
2017	9.148509	9.134053	-0.16%	0
2016	9.072841	9.148509	0.83%	0
2015	9.679459	9.072841	-6.27%	0
2014	9.704165	9.679459	-0.25%	1,508
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.275097	12.362239	9.64%	0
2018	12.034213	11.275097	-6.31%	0
2017	10.861244	12.034213	10.80%	0
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.357926	9.974725	6.59%	0
2018*	10.000000	9.357926	-6.42%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.279003	9.544422	2.86%	0
2018	9.980775	9.279003	-7.03%	0
2017	9.827939	9.980775	1.56%	0
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.719007	22.341667	33.63%	0
2018	17.761990	16.719007	-5.87%	0
2017	14.274518	17.761990	24.43%	0
2016	14.284339	14.274518	-0.07%	0
2015	13.921999	14.284339	2.60%	0
2014	13.140017	13.921999	5.95%	908
2013	9.596074	13.140017	36.93%	729
2012*	10.000000	9.596074	-4.04%	1,337
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.855430	15.744605	22.47%	0
2018	14.848465	12.855430	-13.42%	0
2017	13.221007	14.848465	12.31%	0
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	3,780
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.422635	40.459704	28.76%	585
2018	37.046063	31.422635	-15.18%	585
2017	27.742686	37.046063	33.53%	585
2016	28.366295	27.742686	-2.20%	585
2015	27.934174	28.366295	1.55%	585
2014	27.944310	27.934174	-0.04%	585
2013	22.465264	27.944310	24.39%	585
2012	18.963486	22.465264	18.47%	585
2011	21.164432	18.963486	-10.40%	1,314
2010	18.674532	21.164432	13.33%	729
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.588969	10.388609	8.34%	0
2018	10.256362	9.588969	-6.51%	0
2017	9.874342	10.256362	3.87%	0
2016	9.486116	9.874342	4.09%	0
2015	9.932170	9.486116	-4.49%	0
2014	9.893546	9.932170	0.39%	0
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.441594	10.579798	25.33%	0
2018	10.714202	8.441594	-21.21%	0
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	4,243

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	24.907139	32.139538	29.04%	661
2018	27.672231	24.907139	-9.99%	661
2017	24.220371	27.672231	14.25%	661
2016	22.215804	24.220371	9.02%	661
2015	21.997339	22.215804	0.99%	2,042
2014	20.342014	21.997339	8.14%	2,664
2013	15.800170	20.342014	28.75%	11,598
2012	13.833864	15.800170	14.21%	20,204
2011	14.167352	13.833864	-2.35%	18,849
2010	12.487411	14.167352	13.45%	25,851
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	34.560789	42.699181	23.55%	181
2018	39.445536	34.560789	-12.38%	181
2017	35.351144	39.445536	11.58%	181
2016	30.668976	35.351144	15.27%	181
2015	33.342792	30.668976	-8.02%	181
2014	30.487417	33.342792	9.37%	181
2013	22.133651	30.487417	37.74%	181
2012	19.204473	22.133651	15.25%	182
2011	20.084220	19.204473	-4.38%	182
2010	16.662466	20.084220	20.54%	182
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.935898	16.623007	19.28%	0
2018	15.047715	13.935898	-7.39%	0
2017	12.988322	15.047715	15.86%	0
2016	13.608931	12.988322	-4.56%	0
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	1,747
2012	11.418568	13.328635	16.73%	4,398
2011	12.562358	11.418568	-9.10%	3,905
2010	11.801289	12.562358	6.45%	7,181
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.138099	13.220037	8.91%	0
2018	12.661327	12.138099	-4.13%	0
2017	12.116352	12.661327	4.50%	0
2016	10.645941	12.116352	13.81%	0
2015	11.624989	10.645941	-8.42%	0
2014	11.646447	11.624989	-0.18%	0
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.722390	21.243097	35.11%	0
2018	16.062719	15.722390	-2.12%	0
2017	12.922235	16.062719	24.30%	0
2016	12.431672	12.922235	3.95%	0
2015	13.470510	12.431672	-7.71%	0
2014	12.749157	13.470510	5.66%	0
2013	10.016988	12.749157	27.28%	4,058
2012*	10.000000	10.016988	0.17%	4,800
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	25.202502	30.184314	19.77%	3,675
2018	25.622418	25.202502	-1.64%	3,675
2017	22.141613	25.622418	15.72%	3,675
2016	21.666925	22.141613	2.19%	3,675
2015	22.029966	21.666925	-1.65%	3,675
2014	20.779140	22.029966	6.02%	3,675
2013	17.707353	20.779140	17.35%	8,394
2012	15.946042	17.707353	11.05%	22,709
2011	16.061414	15.946042	-0.72%	22,709
2010	15.165981	16.061414	5.90%	18,618
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.542250	10.213800	7.04%	0
2018	9.870034	9.542250	-3.32%	0
2017	9.749147	9.870034	1.24%	0
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	38.477715	51.578265	34.05%	0
2018	38.623804	38.477715	-0.38%	0
2017	30.331295	38.623804	27.34%	0
2016	30.374348	30.331295	-0.14%	0
2015	27.703016	30.374348	9.64%	0
2014	26.074827	27.703016	6.24%	1,743
2013	20.338543	26.074827	28.20%	4,422
2012	16.765168	20.338543	21.31%	2,506
2011	18.392106	16.765168	-8.85%	3,153
2010	17.634224	18.392106	4.30%	10,896
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.571747	32.018424	41.85%	0
2018	22.839276	22.571747	-1.17%	0
2017	16.089229	22.839276	41.95%	0
2016	14.426641	16.089229	11.52%	0
2015	14.074718	14.426641	2.50%	294
2014	13.140911	14.074718	7.11%	308
2013	9.908916	13.140911	32.62%	323
2012*	10.000000	9.908916	-0.91%	690

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.985188	29.767909	24.11%	0
2018	28.858471	23.985188	-16.89%	0
2017	22.522457	28.858471	28.13%	0
2016	24.645731	22.522457	-8.62%	0
2015	27.591124	24.645731	-10.68%	0
2014	32.047066	27.591124	-13.90%	0
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.463564	9.794049	15.72%	0
2018	10.610855	8.463564	-20.24%	0
2017	8.474127	10.610855	25.21%	340
2016	7.162546	8.474127	18.31%	358
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.787228	10.392828	6.19%	0
2018	10.096855	9.787228	-3.07%	0
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.519061	21.475232	38.38%	0
2018	16.122666	15.519061	-3.74%	0
2017	13.028378	16.122666	23.75%	0
2016	12.224668	13.028378	6.57%	0
2015	12.754237	12.224668	-4.15%	0
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	3,717
2012*	10.000000	10.176152	1.76%	4,766
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	28.375972	35.995308	26.85%	1,456
2018	32.320809	28.375972	-12.21%	1,757
2017	28.117243	32.320809	14.95%	1,759
2016	25.228559	28.117243	11.45%	1,761
2015	25.999421	25.228559	-2.96%	2,832
2014	24.086185	25.999421	7.94%	7,481
2013	18.134765	24.086185	32.82%	8,201
2012	15.977548	18.134765	13.50%	5,250
2011	16.387708	15.977548	-2.50%	16,959
2010	15.043167	16.387708	8.94%	20,923
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.802757	8.03%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.836698	20.722215	23.08%	0
2018	19.043002	16.836698	-11.59%	0
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	3,992
2013	11.684796	14.608273	25.02%	4,212
2012	10.290473	11.684796	13.55%	4,924
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.408193	16.964954	36.72%	792
2018	12.596857	12.408193	-1.50%	792
2017	10.038660	12.596857	25.48%	4,434
2016	9.682538	10.038660	3.68%	4,616
2015*	10.000000	9.682538	-3.17%	4,760
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	12.351290	13.381798	8.34%	0
2018	12.727116	12.351290	-2.95%	0
2017	12.269480	12.727116	3.73%	0
2016	11.832176	12.269480	3.70%	0
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	58
2012	11.100878	11.872305	6.95%	84
2011	10.751599	11.100878	3.25%	2,358
2010	10.272077	10.751599	4.67%	6,805
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	21.335885	23.859785	11.83%	0
2018	23.435966	21.335885	-8.96%	0
2017	21.832320	23.435966	7.35%	162
2016	20.155364	21.832320	8.32%	169
2015	20.821991	20.155364	-3.20%	177
2014	20.660629	20.821991	0.78%	184
2013	23.117388	20.660629	-10.63%	192
2012	20.022995	23.117388	15.45%	1,408
2011	19.124358	20.022995	4.70%	1,423
2010	17.791320	19.124358	7.49%	1,423
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.166116	11.480230	25.25%	0
2018	10.160679	9.166116	-9.79%	0
2017	9.216549	10.160679	10.24%	0
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.857464	20.474975	21.46%	0
2018	18.544097	16.857464	-9.10%	0
2017	16.108945	18.544097	15.12%	0
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	3,146
2013	13.144009	16.984351	29.22%	3,137
2012	10.943563	13.144009	20.11%	3,704
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.319782	18.124347	18.31%	21,096
2018	16.461911	15.319782	-6.94%	21,492
2017	14.513291	16.461911	13.43%	0
2016	13.592853	14.513291	6.77%	0
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	7,439
2013	11.065785	13.362852	20.76%	12,617
2012	9.763427	11.065785	13.34%	14,659
2011	9.875579	9.763427	-1.14%	14,289
2010	9.000512	9.875579	9.72%	14,922
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.615125	11.331567	6.75%	0
2018	10.956121	10.615125	-3.11%	0
2017	10.836736	10.956121	1.10%	0
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.941353	22.365378	32.02%	0
2018	19.097504	16.941353	-11.29%	0
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	2,025
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	752

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.854042	24.060692	27.62%	54
2018	19.378120	18.854042	-2.70%	54
2017	15.479507	19.378120	25.19%	57
2016	14.489284	15.479507	6.83%	60
2015	13.899208	14.489284	4.25%	62
2014	13.130864	13.899208	5.85%	4,592
2013	10.342945	13.130864	26.95%	2,822
2012	8.994660	10.342945	14.99%	4,534
2011	9.634207	8.994660	-6.64%	4,464
2010	8.321680	9.634207	15.77%	6,585
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.676115	19.295893	23.09%	0
2018	16.363646	15.676115	-4.20%	0
2017	13.700851	16.363646	19.44%	0
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	3,900
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	1,235
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.427917	15.427904	6.93%	0
2018	15.085323	14.427917	-4.36%	0
2017	14.483153	15.085323	4.16%	0
2016	13.608688	14.483153	6.43%	0
2015	14.307050	13.608688	-4.88%	0
2014	14.060417	14.307050	1.75%	11,250
2013	14.517954	14.060417	-3.15%	8,391
2012	13.204942	14.517954	9.94%	9,168
2011	12.772013	13.204942	3.39%	0
2010	11.790877	12.772013	8.32%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	25.722267	31.999199	24.40%	437
2018	28.380985	25.722267	-9.37%	477
2017	24.618549	28.380985	15.28%	503
2016	21.375828	24.618549	15.17%	560
2015	23.344310	21.375828	-8.43%	1,002
2014	21.879839	23.344310	6.69%	6,364
2013	16.509610	21.879839	32.53%	4,496
2012	14.264017	16.509610	15.74%	4,935
2011	14.942924	14.264017	-4.54%	6,390
2010	13.214377	14.942924	13.08%	13,611

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.698848	10.919839	12.59%	0
2018	10.819546	9.698848	-10.36%	0
2017	9.326132	10.819546	16.01%	0
2016	9.245744	9.326132	0.87%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.043367	10.485371	4.40%	0
2018*	10.000000	10.043367	0.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.013001	22.492388	12.39%	228
2018	21.065972	20.013001	-5.00%	228
2017	20.144447	21.065972	4.57%	228
2016	18.014610	20.144447	11.82%	228
2015	18.884071	18.014610	-4.60%	228
2014	18.799828	18.884071	0.45%	228
2013	17.925524	18.799828	4.88%	125
2012	15.975999	17.925524	12.20%	125
2011	15.709798	15.975999	1.69%	125
2010	14.173966	15.709798	10.84%	989
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.308945	19.206754	25.46%	0
2018	16.455226	15.308945	-6.97%	0
2017	13.464665	16.455226	22.21%	0
2016	12.106069	13.464665	11.22%	0
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.612816	12.507734	30.12%	0
2018	11.778733	9.612816	-18.39%	0
2017	9.578487	11.778733	22.97%	0
2016	10.026232	9.578487	-4.47%	0
2015	10.303543	10.026232	-2.69%	2,092
2014	10.663383	10.303543	-3.37%	2,644
2013	8.991347	10.663383	18.60%	5,736
2013	8.991347	10.663383	18.60%	5,736
2012	7.946615	8.991347	13.15%	6,499
2011	8.976518	7.946615	-11.47%	6,454
2010	8.052542	8.976518	11.47%	7,036

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	25.588974	32.338734	26.38%	0
2018	26.200294	25.588974	-2.33%	0
2017	22.243686	26.200294	17.79%	0
2016	20.428485	22.243686	8.89%	0
2015	20.718925	20.428485	-1.40%	1,452
2014	18.917203	20.718925	9.52%	2,123
2013	14.766366	18.917203	28.11%	4,355
2012	13.242415	14.766366	11.51%	4,489
2011	13.468070	13.242415	-1.68%	5,808
2010	12.143921	13.468070	10.90%	6,082
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.789562	15.529014	21.42%	0
2018	14.631003	12.789562	-12.59%	0
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.246253	13.935965	13.80%	0
2018	13.335298	12.246253	-8.17%	0
2017	12.149391	13.335298	9.76%	0
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	4,055
2012	9.664236	10.512648	8.78%	7,358
2011	10.000579	9.664236	-3.36%	3,436
2010	9.247492	10.000579	8.14%	9,049
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.743051	15.008232	17.78%	9,905
2018	14.167346	12.743051	-10.05%	8,409
2017	12.488991	14.167346	13.44%	17,111
2016	11.879831	12.488991	5.13%	17,391
2015	12.291814	11.879831	-3.35%	21,088
2014	11.986035	12.291814	2.55%	17,937
2013	10.092575	11.986035	18.76%	28,044
2012	9.067261	10.092575	11.31%	29,203
2011	9.587191	9.067261	-5.42%	25,097
2010	8.708785	9.587191	10.09%	20,312

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.259382	12.205390	8.40%	0
2018	11.803862	11.259382	-4.61%	0
2017	11.329798	11.803862	4.18%	0
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	3,741
2013	10.930192	11.234242	2.78%	108,241
2012	10.381053	10.930192	5.29%	3,816
2011	10.450358	10.381053	-0.66%	12,894
2010	9.989661	10.450358	4.61%	3,172
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.706283	11.939535	11.52%	0
2018	11.756030	10.706283	-8.93%	0
2017	10.457235	11.756030	12.42%	0
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.987179	12.420940	13.05%	0
2018	12.072361	10.987179	-8.99%	0
2017	10.462807	12.072361	15.38%	0
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.546663	14.519345	15.72%	0
2018	13.787859	12.546663	-9.00%	0
2017	12.350333	13.787859	11.64%	37,911
2016	11.812058	12.350333	4.56%	38,333
2015	12.189216	11.812058	-3.09%	38,781
2014	11.900459	12.189216	2.43%	39,184
2013	10.313226	11.900459	15.39%	130,187
2012	9.370438	10.313226	10.06%	42,508
2011	9.794617	9.370438	-4.33%	143,676
2010	8.978578	9.794617	9.09%	168,459

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.741569	15.254921	19.73%	0
2018	14.376021	12.741569	-11.37%	0
2017	12.429967	14.376021	15.66%	0
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	21,509
2013	9.805814	11.936604	21.73%	39,456
2012	8.737123	9.805814	12.23%	47,479
2011	9.356738	8.737123	-6.62%	61,942
2010	8.430273	9.356738	10.99%	57,630
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.010625	13.446936	11.96%	0
2018	12.876782	12.010625	-6.73%	0
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	6,371
2014	11.662076	11.889315	1.95%	6,419
2013	10.703232	11.662076	8.96%	6,464
2012	9.930383	10.703232	7.78%	14,024
2011	10.165246	9.930383	-2.31%	14,103
2010	9.518084	10.165246	6.80%	19,709
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.175031	14.516332	10.18%	0
2018	15.955829	13.175031	-17.43%	0
2017	13.273279	15.955829	20.21%	0
2016	13.400887	13.273279	-0.95%	0
2015	14.237119	13.400887	-5.87%	1,367
2014	15.824380	14.237119	-10.03%	3,542
2013	13.452307	15.824380	17.63%	4,899
2012	11.487094	13.452307	17.11%	4,905
2011	13.391270	11.487094	-14.22%	3,442
2010	12.855533	13.391270	4.17%	3,816
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.621711	12.373568	6.47%	222
2018	11.948491	11.621711	-2.73%	222
2017	11.708490	11.948491	2.05%	232
2016	11.383100	11.708490	2.86%	243
2015	11.724577	11.383100	-2.91%	1,375
2014	11.434934	11.724577	2.53%	1,701
2013	11.928175	11.434934	-4.14%	6,238
2012	11.330575	11.928175	5.27%	6,001
2011	10.887822	11.330575	4.07%	6,111
2010	10.410060	10.887822	4.59%	5,897

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.294310	13.197601	7.35%	0
2018	12.738197	12.294310	-3.48%	0
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	147
2010	11.168792	11.827538	5.90%	147
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.981188	14.055267	17.31%	0
2018	13.620784	11.981188	-12.04%	0
2017	11.795397	13.620784	15.48%	0
2016	10.810523	11.795397	9.11%	0
2015	11.396837	10.810523	-5.14%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.420719	13.145774	15.10%	0
2018	12.650168	11.420719	-9.72%	0
2017	11.344902	12.650168	11.51%	0
2016	10.647934	11.344902	6.55%	0
2015	11.065737	10.647934	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	27.418682	32.943711	20.15%	104
2018	33.998633	27.418682	-19.35%	104
2017	24.576697	33.998633	38.34%	103
2016	23.343809	24.576697	5.28%	108
2015	28.451231	23.343809	-17.95%	113
2014	30.812509	28.451231	-7.66%	491
2013	31.323080	30.812509	-1.63%	122
2012	27.335678	31.323080	14.59%	127
2011	36.054329	27.335678	-24.18%	137
2010	31.755102	36.054329	13.54%	137
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.441567	11.909749	4.09%	2,496
2018	11.687967	11.441567	-2.11%	3,287
2017	11.688279	11.687967	0.00%	6,074
2016	11.844376	11.688279	-1.32%	6,243
2015	12.105446	11.844376	-2.16%	7,335
2014	11.818782	12.105446	2.43%	9,334
2013	12.576205	11.818782	-6.02%	15,493
2012	12.459214	12.576205	0.94%	15,003
2011	11.858848	12.459214	5.06%	20,127
2010	11.554510	11.858848	2.63%	27,350

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.523298	8.497294	-0.31%	5,121
2018	8.583302	8.523298	-0.70%	13,108
2017	8.725671	8.583302	-1.63%	13,022
2016	8.907098	8.725671	-2.04%	15,799
2015	9.093515	8.907098	-2.05%	16,363
2014	9.283829	9.093515	-2.05%	36,067
2013	9.478132	9.283829	-2.05%	76,884
2012	9.677044	9.478132	-2.06%	85,655
2011	9.879005	9.677044	-2.04%	103,505
2010	10.085748	9.879005	-2.05%	92,200
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.244325	9.602650	16.48%	0
2018	9.880444	8.244325	-16.56%	0
2017	7.937505	9.880444	24.48%	0
2016	8.052141	7.937505	-1.42%	0
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	1,305
2013	7.585493	8.734954	15.15%	1,311
2012	6.721206	7.585493	12.86%	1,322
2011	7.624047	6.721206	-11.84%	1,314
2010	6.887836	7.624047	10.69%	1,280
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.983686	10.665228	18.72%	0
2018	10.681808	8.983686	-15.90%	0
2017	8.761836	10.681808	21.91%	649
2016	8.898158	8.761836	-1.53%	684
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.470787	29.657579	21.20%	19,038
2018	27.413353	24.470787	-10.73%	19,943
2017	23.630355	27.413353	16.01%	20,926
2016	22.037069	23.630355	7.23%	23,506
2015	22.725148	22.037069	-3.03%	25,105
2014	22.099056	22.725148	2.83%	98,013
2013	17.730313	22.099056	24.64%	238,654
2012	15.618402	17.730313	13.52%	337,198
2011	16.597157	15.618402	-5.90%	527,847
2010	14.781833	16.597157	12.28%	904,935

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.369476	17.363965	12.98%	0
2018	16.492792	15.369476	-6.81%	0
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	1,446
2010	11.480434	12.348836	7.56%	4,001
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.005170	21.152833	17.48%	0
2018	19.656045	18.005170	-8.40%	0
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.164596	14.123988	7.29%	59,659
2018	13.688511	13.164596	-3.83%	78,048
2017	13.222778	13.688511	3.52%	57,412
2016	12.946736	13.222778	2.13%	63,052
2015	13.182805	12.946736	-1.79%	64,647
2014	12.954716	13.182805	1.76%	66,217
2013	12.616255	12.954716	2.68%	77,247
2012	12.247086	12.616255	3.01%	79,132
2011	12.146789	12.247086	0.83%	80,548
2010	11.710874	12.146789	3.72%	107,445
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.784497	11.936501	10.68%	0
2018	11.667897	10.784497	-7.57%	0
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.072042	12.498777	12.89%	0
2018	12.033649	11.072042	-7.99%	0
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.994341	21.906470	15.33%	4,072
2018	20.562072	18.994341	-7.62%	5,175
2017	18.588258	20.562072	10.62%	29,643
2016	17.711094	18.588258	4.95%	30,888
2015	18.142508	17.711094	-2.38%	32,186
2014	17.609812	18.142508	3.02%	160,898
2013	15.415135	17.609812	14.24%	369,160
2012	14.202895	15.415135	8.54%	413,714
2011	14.505369	14.202895	-2.09%	842,801
2010	13.351629	14.505369	8.64%	1,134,402
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.206751	26.499531	19.33%	4,474
2018	24.572893	22.206751	-9.63%	4,545
2017	21.499737	24.572893	14.29%	4,622
2016	20.232410	21.499737	6.26%	4,697
2015	20.807751	20.232410	-2.77%	4,775
2014	20.239948	20.807751	2.81%	87,121
2013	16.884961	20.239948	19.87%	264,172
2012	15.153935	16.884961	11.42%	369,913
2011	15.806595	15.153935	-4.13%	875,060
2010	14.301683	15.806595	10.52%	1,306,252
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.088863	17.883879	11.16%	2,178
2018	17.064318	16.088863	-5.72%	5,762
2017	15.951111	17.064318	6.98%	5,978
2016	15.405440	15.951111	3.54%	6,195
2015	15.732684	15.405440	-2.08%	6,420
2014	15.335156	15.732684	2.59%	10,052
2013	14.169038	15.335156	8.23%	25,795
2012	13.389767	14.169038	5.82%	41,461
2011	13.393125	13.389767	-0.03%	77,362
2010	12.600211	13.393125	6.29%	112,647
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.420337	4.20%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.719633	7.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.717633	21.323265	27.55%	600
2018	17.661307	16.717633	-5.34%	1,527
2017	13.881945	17.661307	27.23%	1,527
2016	13.895137	13.881945	-0.09%	1,527
2015	13.755464	13.895137	1.02%	2,274
2014	12.749489	13.755464	7.89%	2,397
2013	9.683662	12.749489	31.66%	9,083
2012	8.512790	9.683662	13.75%	27,562
2011	8.980902	8.512790	-5.21%	32,061
2010	7.948024	8.980902	13.00%	44,415
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.829208	12.619427	16.53%	0
2018	11.617147	10.829208	-6.78%	0
2017	10.088684	11.617147	15.15%	0
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.153182	14.520911	19.48%	0
2018	12.736963	12.153182	-4.58%	0
2017	10.684523	12.736963	19.21%	0
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.810085	36.064398	34.52%	1,350
2018	27.802802	26.810085	-3.57%	1,736
2017	22.336623	27.802802	24.47%	1,799
2016	22.069127	22.336623	1.21%	2,722
2015	21.494441	22.069127	2.67%	2,748
2014	20.213544	21.494441	6.34%	17,029
2013	15.142011	20.213544	33.49%	48,183
2012	13.054694	15.142011	15.99%	63,681
2011	13.668384	13.054694	-4.49%	119,730
2010	12.859078	13.668384	6.29%	210,089
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.421895	27.822436	24.09%	0
2018	25.288878	22.421895	-11.34%	0
2017	23.807710	25.288878	6.22%	0
2016	20.218003	23.807710	17.76%	444
2015	21.600674	20.218003	-6.40%	1,999
2014	19.524697	21.600674	10.63%	4,637
2013	15.138435	19.524697	28.97%	10,694
2012	13.505087	15.138435	12.09%	22,171
2011	13.720413	13.505087	-1.57%	32,751
2010	12.379296	13.720413	10.83%	57,455

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	35.228948	43.358307	23.08%	338
2018	40.591720	35.228948	-13.21%	338
2017	35.791133	40.591720	13.41%	1,176
2016	30.375072	35.791133	17.83%	1,224
2015	31.817149	30.375072	-4.53%	1,263
2014	29.686482	31.817149	7.18%	2,112
2013	22.779330	29.686482	30.32%	7,300
2012	19.797870	22.779330	15.06%	16,226
2011	20.739090	19.797870	-4.54%	18,746
2010	16.776873	20.739090	23.62%	24,289
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.391928	15.249955	13.87%	0
2018	16.541489	13.391928	-19.04%	0
2017	13.781050	16.541489	20.03%	2,052
2016	13.401131	13.781050	2.83%	2,217
2015	14.454383	13.401131	-7.29%	2,767
2014	16.338060	14.454383	-11.53%	2,611
2013	13.779354	16.338060	18.57%	1,422
2012	12.019327	13.779354	14.64%	1,422
2011	14.680153	12.019327	-18.13%	1,422
2010	14.152890	14.680153	3.73%	1,422
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.586007	16.647512	22.53%	1,563
2018	15.726807	13.586007	-13.61%	1,563
2017	14.038742	15.726807	12.02%	1,563
2016	12.350084	14.038742	13.67%	2,123
2015	13.057321	12.350084	-5.42%	2,123
2014	12.091986	13.057321	7.98%	4,913
2013	9.142537	12.091986	32.26%	6,101
2012	7.937921	9.142537	15.18%	15,556
2011	8.629506	7.937921	-8.01%	23,423
2010	7.814020	8.629506	10.44%	53,936
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.227576	20.898339	21.31%	0
2018	20.254921	17.227576	-14.95%	0
2017	18.163865	20.254921	11.51%	0
2016	15.768607	18.163865	15.19%	0
2015	16.577025	15.768607	-4.88%	1,286
2014	14.462419	16.577025	14.62%	1,416
2013	10.882378	14.462419	32.90%	10,323
2012	9.549696	10.882378	13.96%	10,246
2011	9.980860	9.549696	-4.32%	11,278
2010	8.517404	9.980860	17.18%	12,411

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.139204	32.009120	32.60%	53
2018	26.853890	24.139204	-10.11%	53
2017	21.993513	26.853890	22.10%	58
2016	20.778197	21.993513	5.85%	61
2015	21.101359	20.778197	-1.53%	64
2014	21.009754	21.101359	0.44%	66
2013	14.900378	21.009754	41.00%	69
2012	13.451732	14.900378	10.77%	1,097
2011	13.852001	13.451732	-2.89%	1,547
2010	11.303862	13.852001	22.54%	1,630
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	30.995463	36.034706	16.26%	0
2018	38.187056	30.995463	-18.83%	0
2017	35.846259	38.187056	6.53%	0
2016	29.132272	35.846259	23.05%	0
2015	31.738219	29.132272	-8.21%	0
2014	30.349267	31.738219	4.58%	0
2013	22.127653	30.349267	37.16%	0
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
2010	16.367565	20.276810	23.88%	265
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	30.544464	37.503778	22.78%	0
2018	35.779475	30.544464	-14.63%	0
2017	32.267099	35.779475	10.89%	0
2016	26.880557	32.267099	20.04%	0
2015	27.973344	26.880557	-3.91%	0
2014	28.400971	27.973344	-1.51%	0
2013	20.629507	28.400971	37.67%	0
2012	18.278961	20.629507	12.86%	0
2011	19.810426	18.278961	-7.73%	0
2010	16.182369	19.810426	22.42%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.186973	19.984883	23.46%	0
2018	17.559338	16.186973	-7.82%	0
2017	15.144614	17.559338	15.94%	0
2016	14.041263	15.144614	7.86%	0
2015	14.395374	14.041263	-2.46%	1,899
2014	13.298953	14.395374	8.24%	2,212
2013	9.799276	13.298953	35.71%	5,495
2012	8.982352	9.799276	9.09%	5,267
2011	9.479541	8.982352	-5.24%	5,279
2010	7.832337	9.479541	21.03%	5,646

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.767029	16.312645	27.77%	62
2018	13.587031	12.767029	-6.04%	84
2017	13.067760	13.587031	3.97%	538
2016	12.447076	13.067760	4.99%	1,539
2015	13.470072	12.447076	-7.59%	1,633
2014	10.692960	13.470072	25.97%	3,200
2013	10.629742	10.692960	0.59%	3,266
2012	9.389638	10.629742	13.21%	3,367
2011	9.031330	9.389638	3.97%	4,267
2010	7.102175	9.031330	27.16%	5,524
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.387540	19.720345	28.16%	0
2018	16.516355	15.387540	-6.83%	0
2017	13.908851	16.516355	18.75%	808
2016	12.746506	13.908851	9.12%	850
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.651362	9.839899	1.95%	0
2018	9.774306	9.651362	-1.26%	0
2017	9.823183	9.774306	-0.50%	0
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	2,916
2012	10.242058	10.385034	1.40%	2,916
2011	10.321841	10.242058	-0.77%	721
2010	10.288878	10.321841	0.32%	1,571
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.719933	16.793022	22.40%	0
2018	15.801213	13.719933	-13.17%	0
2017	14.127509	15.801213	11.85%	400
2016	11.932008	14.127509	18.40%	421
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.892523	21.301240	34.03%	180
2018	17.457551	15.892523	-8.96%	180
2017	13.975373	17.457551	24.92%	197
2016	13.452434	13.975373	3.89%	835
2015	13.781662	13.452434	-2.39%	1,812
2014	13.565524	13.781662	1.59%	2,826
2013	9.991851	13.565524	35.77%	5,989
2012	8.898342	9.991851	12.29%	15,892
2011	9.507383	8.898342	-6.41%	20,776
2010	7.674790	9.507383	23.88%	18,527
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	31.483713	40.854991	29.77%	0
2018	34.402807	31.483713	-8.49%	0
2017	28.195058	34.402807	22.02%	0
2016	27.633512	28.195058	2.03%	0
2015	27.934017	27.633512	-1.08%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.287308	9.432308	1.56%	0
2018	9.386922	9.287308	-1.06%	0
2017	9.498196	9.386922	-1.17%	3,447
2016	9.579637	9.498196	-0.85%	3,087
2015	9.762187	9.579637	-1.87%	4,856
2014	9.906069	9.762187	-1.45%	5,233
2013	10.051396	9.906069	-1.45%	12,544
2012	9.810513	10.051396	2.46%	10,012
2011	9.986428	9.810513	-1.76%	10,381
2010	9.683630	9.986428	3.13%	23,980
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	25.839964	31.861910	23.30%	0
2018	27.986427	25.839964	-7.67%	0
2017	24.124355	27.986427	16.01%	0
2016	22.417042	24.124355	7.62%	0
2015	22.992821	22.417042	-2.50%	0
2014	21.266187	22.992821	8.12%	308
2013	15.777974	21.266187	34.78%	1,415
2012	14.515258	15.777974	8.70%	7,797
2011	15.289429	14.515258	-5.06%	9,312
2010	12.705323	15.289429	20.34%	18,109
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.318904	11.294349	9.45%	0
2018	11.143054	10.318904	-7.40%	0
2017	10.033269	11.143054	11.06%	0
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	1,406
2012*	10.000000	10.570625	5.71%	1,406

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.617744	10.800934	12.30%	0
2018	10.318045	9.617744	-6.79%	0
2017	9.594984	10.318045	7.54%	0
2016	8.652039	9.594984	10.90%	0
2015	9.047108	8.652039	-4.37%	0
2014	9.108516	9.047108	-0.67%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.650294	11.153609	4.73%	0
2018	11.336213	10.650294	-6.05%	0
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	499
2014	11.606988	11.403258	-1.76%	523
2013	12.682788	11.606988	-8.48%	548
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	5,105
2010	10.815580	11.586746	7.13%	5,105
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.520709	10.709374	1.79%	0
2018	10.716703	10.520709	-1.83%	40
2017	10.805073	10.716703	-0.82%	244
2016	10.888496	10.805073	-0.77%	454
2015	11.093216	10.888496	-1.85%	4,410
2014	11.241278	11.093216	-1.32%	18,550
2013	11.503255	11.241278	-2.28%	15,395
2012	11.106030	11.503255	3.58%	14,898
2011	11.224697	11.106030	-1.06%	5,567
2010	10.894646	11.224697	3.03%	2,422
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.017876	10.077083	0.59%	0
2018	10.084781	10.017876	-0.66%	0
2017	10.063287	10.084781	0.21%	0
2016*	10.000000	10.063287	0.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.311548	10.933147	6.03%	2,148
2018	10.595843	10.311548	-2.68%	2,148
2017	10.319874	10.595843	2.67%	2,148
2016	10.269921	10.319874	0.49%	2,148
2015	10.449787	10.269921	-1.72%	2,148
2014	10.241673	10.449787	2.03%	2,148
2013	10.675195	10.241673	-4.06%	15,832
2012	9.953562	10.675195	7.25%	14,700
2011*	10.000000	9.953562	-0.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.044620	12.830182	27.73%	0
2018	11.207440	10.044620	-10.38%	0
2017*	10.000000	11.207440	12.07%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.250079	17.747138	33.94%	0
2018	13.214489	13.250079	0.27%	0
2017	10.305404	13.214489	28.23%	0
2016*	10.000000	10.305404	3.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.514986	19.019460	22.59%	0
2018	19.585192	15.514986	-20.78%	0
2017	15.795322	19.585192	23.99%	0
2016	16.530564	15.795322	-4.45%	0
2015	16.852958	16.530564	-1.91%	0
2014	18.456705	16.852958	-8.69%	0
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.735636	41.244656	25.99%	0
2018	33.140700	32.735636	-1.22%	0
2017	26.575298	33.140700	24.70%	0
2016	30.386149	26.575298	-12.54%	0
2015	27.582450	30.386149	10.16%	193
2014	21.459021	27.582450	28.54%	203
2013	14.555434	21.459021	47.43%	212
2012	11.344069	14.555434	28.31%	519
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.032085	5.498029	9.26%	0
2018	7.178363	5.032085	-29.90%	0
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.157631	5.651513	9.58%	0
2018	7.342584	5.157631	-29.76%	0
2017	7.625306	7.342584	-3.71%	0
2016	5.416751	7.625306	40.77%	0
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	617
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.739613	7.40%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.143946	33.188935	22.27%	0
2018	27.357289	27.143946	-0.78%	0
2017	22.190095	27.357289	23.29%	0
2016	21.024512	22.190095	5.54%	0
2015	22.101703	21.024512	-4.87%	0
2014	22.996187	22.101703	-3.89%	1,460
2013	15.627386	22.996187	47.15%	0
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.208026	12.644987	12.82%	0
2018	12.357828	11.208026	-9.30%	0
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	26.156688	31.653720	21.02%	215
2018	28.379791	26.156688	-7.83%	223
2017	24.441234	28.379791	16.11%	232
2016	22.475855	24.441234	8.74%	232
2015	22.635044	22.475855	-0.70%	232
2014	21.155170	22.635044	7.00%	232
2013	16.054899	21.155170	31.77%	232
2012	13.987923	16.054899	14.78%	1,436
2011	13.469671	13.987923	3.85%	3,086
2010	12.197285	13.469671	10.43%	4,315
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.617208	8.709290	14.34%	0
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	33.354373	39.152874	17.38%	0
2018	40.227133	33.354373	-17.08%	596
2017	36.408893	40.227133	10.49%	602
2016	29.799540	36.408893	22.18%	968
2015	32.276721	29.799540	-7.67%	1,447
2014	30.261854	32.276721	6.66%	2,152
2013	22.458355	30.261854	34.75%	2,973
2012	19.364694	22.458355	15.98%	2,221
2011	21.645669	19.364694	-10.54%	3,476
2010	17.465534	21.645669	23.93%	4,212
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.926630	12.715646	6.62%	1,986
2018	12.537282	11.926630	-4.87%	4,939
2017	12.351936	12.537282	1.50%	7,481
2016	12.085906	12.351936	2.20%	6,905
2015	12.657600	12.085906	-4.52%	15,569
2014	12.516108	12.657600	1.13%	35,323
2013	13.969137	12.516108	-10.40%	50,105
2012	13.288066	13.969137	5.13%	82,719
2011	12.145743	13.288066	9.41%	109,073
2010	11.802059	12.145743	2.91%	152,016

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	24.829559	30.080969	21.15%	0
2018	27.331372	24.829559	-9.15%	0
2017	23.205659	27.331372	17.78%	0
2016	20.938234	23.205659	10.83%	0
2015	22.740239	20.938234	-7.92%	0
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	3,985
2010	12.394558	13.816394	11.47%	24,930
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.593780	29.795351	26.28%	359
2018	27.692468	23.593780	-14.80%	5,626
2017	25.374833	27.692468	9.13%	6,626
2016	21.119632	25.374833	20.15%	4,392
2015	21.918914	21.119632	-3.65%	2,014
2014	19.261251	21.918914	13.80%	5,304
2013	15.145649	19.261251	27.17%	13,675
2012	13.311218	15.145649	13.78%	17,772
2011	13.711769	13.311218	-2.92%	25,721
2010	11.771784	13.711769	16.48%	67,968
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.094515	11.351318	12.45%	0
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.596670	10.254532	6.86%	0
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	596
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.409599	14.237438	24.78%	17,466
2018	12.589432	11.409599	-9.37%	16,334
2017	11.038366	12.589432	14.05%	6,311
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.530599	16.751285	15.28%	7,501
2018	16.061355	14.530599	-9.53%	7,551
2017	14.427148	16.061355	11.33%	7,603
2016	14.195594	14.427148	1.63%	8,453
2015	14.646763	14.195594	-3.08%	11,520
2014	14.677369	14.646763	-0.21%	19,902
2013	13.103201	14.677369	12.01%	46,101
2012	12.171792	13.103201	7.65%	26,915
2011	12.901996	12.171792	-5.66%	61,312
2010	12.006618	12.901996	7.46%	36,445
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.837279	12.716259	17.34%	0
2018	13.130826	10.837279	-17.47%	0
2017	11.658186	13.130826	12.63%	0
2016	10.336229	11.658186	12.79%	0
2015	10.830491	10.336229	-4.56%	1,139
2014*	10.000000	10.830491	8.30%	1,266
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	36.774684	43.999632	19.65%	474
2018	41.272688	36.774684	-10.90%	482
2017	37.503708	41.272688	10.05%	1,166
2016	30.467372	37.503708	23.09%	1,224
2015	31.863244	30.467372	-4.38%	2,699
2014	30.961078	31.863244	2.91%	7,253
2013	22.474371	30.961078	37.76%	7,966
2012	19.835131	22.474371	13.31%	7,914
2011	20.146375	19.835131	-1.54%	6,609
2010	16.354284	20.146375	23.19%	8,463
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	27.493199	35.093127	27.64%	9,566
2018	29.519423	27.493199	-6.86%	9,573
2017	24.874226	29.519423	18.67%	12,882
2016	22.797927	24.874226	9.11%	14,448
2015	23.086481	22.797927	-1.25%	19,786
2014	20.849501	23.086481	10.73%	32,324
2013	16.169811	20.849501	28.94%	30,507
2012	14.303996	16.169811	13.04%	37,792
2011	14.377214	14.303996	-0.51%	34,724
2010	12.821532	14.377214	12.13%	41,867

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	23.649499	31.387990	32.72%	638
2018	26.006995	23.649499	-9.06%	933
2017	20.914245	26.006995	24.35%	943
2016	19.846568	20.914245	5.38%	1,492
2015	20.837798	19.846568	-4.76%	3,288
2014	19.739772	20.837798	5.56%	6,024
2013	16.687695	19.739772	18.29%	27,389
2012	15.477413	16.687695	7.82%	31,050
2011	14.538119	15.477413	6.46%	12,178
2010	12.907789	14.538119	12.63%	10,907
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	19.480916	23.170594	18.94%	307
2018	24.657263	19.480916	-20.99%	307
2017	20.249525	24.657263	21.77%	307
2016	17.709367	20.249525	14.34%	307
2015	18.557356	17.709367	-4.57%	612
2014	18.708238	18.557356	-0.81%	612
2013	12.892566	18.708238	45.11%	612
2012	10.952939	12.892566	17.71%	612
2011	13.017637	10.952939	-15.86%	3,495
2010	10.164292	13.017637	28.07%	6,656
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.540617	10.883559	14.08%	0
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.154377	16.447949	25.04%	0
2018	16.179793	13.154377	-18.70%	4,559
2017	14.787159	16.179793	9.42%	4,932
2016	11.521766	14.787159	28.34%	3,173
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.100426	10.588293	4.83%	8,293
2018	10.327162	10.100426	-2.20%	11,034
2017	10.197053	10.327162	1.28%	0
2016	9.559951	10.197053	6.66%	0
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	3,470
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.026932	10.597389	17.40%	0
2018*	10.000000	9.026932	-9.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	12.554182	13.417530	6.88%	609
2018	12.926251	12.554182	-2.88%	688
2017	12.725631	12.926251	1.58%	2,894
2016	12.554452	12.725631	1.36%	2,976
2015	12.880357	12.554452	-2.53%	3,074
2014	12.710153	12.880357	1.34%	5,043
2013	12.886085	12.710153	-1.37%	15,813
2012	12.027057	12.886085	7.14%	20,534
2011	12.044597	12.027057	-0.15%	19,972
2010	11.361897	12.044597	6.01%	25,082
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.200226	10.371712	26.48%	0
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.843531	16.820596	13.32%	0
2018	15.838739	14.843531	-6.28%	0
2017	14.342129	15.838739	10.44%	0
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	3,538
2014	14.011870	14.295277	2.02%	16,015
2013	12.643856	14.011870	10.82%	145,227
2012	11.574966	12.643856	9.23%	154,621
2011	11.873459	11.574966	-2.51%	162,604
2010	10.776056	11.873459	10.18%	165,255
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.657816	18.376302	17.36%	2,475
2018	17.030743	15.657816	-8.06%	2,808
2017	14.962036	17.030743	13.83%	3,154
2016	14.443940	14.962036	3.59%	12,921
2015	14.821828	14.443940	-2.55%	27,749
2014	14.474615	14.821828	2.40%	34,302
2013	12.785948	14.474615	13.21%	35,263
2012	11.551050	12.785948	10.69%	61,103
2011	11.946635	11.551050	-3.31%	55,088
2010	10.673348	11.946635	11.93%	57,156
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.683380	20.271355	21.51%	0
2018	18.536369	16.683380	-10.00%	0
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	2,576
2013	12.690069	15.083411	18.86%	13,429
2012	11.254305	12.690069	12.76%	15,446
2011	11.829935	11.254305	-4.87%	2,576
2010	10.426657	11.829935	13.46%	2,896

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.037556	13.411647	21.51%	0
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	31.245223	40.155939	28.52%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.457213	12.318603	7.52%	0
2018	15.557870	11.457213	-26.36%	4,379
2017	16.344257	15.557870	-4.81%	4,103
2016	12.504226	16.344257	30.71%	3,122
2015	16.117204	12.504226	-22.42%	2,946
2014	18.872608	16.117204	-14.60%	32,806
2013	15.527989	18.872608	21.54%	69,907
2012	15.144867	15.527989	2.53%	197,562
2011	16.317591	15.144867	-7.19%	344,839
2010	13.987693	16.317591	16.66%	368,053
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.907168	28.505279	24.44%	2,167
2018	25.585818	22.907168	-10.47%	2,689
2017	23.198359	25.585818	10.29%	5,041
2016	20.129717	23.198359	15.24%	7,282
2015	21.471624	20.129717	-6.25%	13,854
2014	20.217816	21.471624	6.20%	18,001
2013	16.155606	20.217816	25.14%	23,097
2012	14.098424	16.155606	14.59%	43,902
2011	14.306539	14.098424	-1.45%	53,588
2010	12.716264	14.306539	12.51%	73,813
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.368158	14.432747	26.96%	0
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	30.617218	40.158620	31.16%	11,712
2018	31.413591	30.617218	-2.54%	17,460
2017	23.799118	31.413591	31.99%	15,038
2016	24.175276	23.799118	-1.56%	22,981
2015	23.099004	24.175276	4.66%	28,619
2014	21.253794	23.099004	8.68%	22,525
2013	15.962768	21.253794	33.15%	6,004
2012	14.253099	15.962768	12.00%	10,140
2011	14.562929	14.253099	-2.13%	26,501
2010	12.009351	14.562929	21.26%	11,747

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.849635	13.762858	7.11%	17,832
2018	13.230944	12.849635	-2.88%	7,087
2017	12.995201	13.230944	1.81%	13,497
2016	12.704293	12.995201	2.29%	14,507
2015	13.088037	12.704293	-2.93%	16,738
2014	12.657694	13.088037	3.40%	31,268
2013	13.202218	12.657694	-4.12%	57,227
2012	12.770479	13.202218	3.38%	70,453
2011	12.186292	12.770479	4.79%	90,039
2010	11.574050	12.186292	5.29%	159,421
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	35.723508	43.077505	20.59%	3,218
2018	42.820145	35.723508	-16.57%	3,303
2017	36.284131	42.820145	18.01%	4,371
2016	33.112218	36.284131	9.58%	7,628
2015	34.382591	33.112218	-3.69%	10,335
2014	33.122328	34.382591	3.80%	32,617
2013	24.900640	33.122328	33.02%	45,585
2012	22.202713	24.900640	12.15%	59,535
2011	25.439024	22.202713	-12.72%	68,813
2010	20.209885	25.439024	25.87%	110,366
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.338794	25.387643	24.82%	73
2018	24.460845	20.338794	-16.85%	545
2017	19.220118	24.460845	27.27%	2,362
2016	20.723042	19.220118	-7.25%	2,681
2015	20.492118	20.723042	1.13%	3,282
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	410
2010	17.002840	18.781694	10.46%	840
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.970913	13.205413	20.37%	0
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	27.658853	36.311505	31.28%	0
2018	34.248761	27.658853	-19.24%	0
2017	29.374803	34.248761	16.59%	0
2016	27.457345	29.374803	6.98%	0
2015	28.970697	27.457345	-5.22%	194
2014	27.782662	28.970697	4.28%	194
2013	21.798579	27.782662	27.45%	194
2012	17.524295	21.798579	24.39%	244
2011	19.678013	17.524295	-10.94%	1,235
2010	15.909472	19.678013	23.69%	3,009

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.832401	13.884435	17.34%	0
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.617081	16.608205	13.62%	1,124
2018	15.604021	14.617081	-6.32%	1,312
2017	14.532036	15.604021	7.38%	1,312
2016	13.017354	14.532036	11.64%	2,879
2015	14.305828	13.017354	-9.01%	17,572
2014	13.967963	14.305828	2.42%	27,455
2013	12.521814	13.967963	11.55%	36,386
2012	11.354426	12.521814	10.28%	42,633
2011	11.327373	11.354426	0.24%	51,925
2010	10.268844	11.327373	10.31%	63,016
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	27.564611	34.874285	26.52%	2,140
2018	29.664835	27.564611	-7.08%	2,161
2017	25.132268	29.664835	18.03%	3,120
2016	22.121066	25.132268	13.61%	4,292
2015	23.451094	22.121066	-5.67%	4,837
2014	22.032252	23.451094	6.44%	4,974
2013	17.352749	22.032252	26.97%	5,202
2012	15.832050	17.352749	9.61%	11,865
2011	15.255724	15.832050	3.78%	26,798
2010	12.916245	15.255724	18.11%	52,891
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	32.236596	39.875065	23.70%	1,359
2018	37.799637	32.236596	-14.72%	1,432
2017	34.891526	37.799637	8.33%	2,349
2016	27.374044	34.891526	27.46%	3,036
2015	30.191621	27.374044	-9.33%	3,402
2014	30.664291	30.191621	-1.54%	8,780
2013	22.990371	30.664291	33.38%	22,872
2012	19.837005	22.990371	15.90%	36,334
2011	21.053389	19.837005	-5.78%	41,854
2010	16.771307	21.053389	25.53%	50,093

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.532522	11.823803	24.04%	367
2018	11.564997	9.532522	-17.57%	367
2017	8.412682	11.564997	37.47%	367
2016	7.316455	8.412682	14.98%	367
2015	9.295836	7.316455	-21.29%	367
2014*	10.000000	9.295836	-7.04%	10,547
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	18.438562	20.313027	10.17%	343
2018	22.276441	18.438562	-17.23%	1,514
2017	19.497990	22.276441	14.25%	1,475
2016	18.581789	19.497990	4.93%	1,567
2015	20.298468	18.581789	-8.46%	3,203
2014	23.331260	20.298468	-13.00%	6,507
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	1,875
2011	19.137481	16.743601	-12.51%	1,875
2010	18.031787	19.137481	6.13%	3,737
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.092780	9.081020	-0.13%	0
2018	9.112346	9.092780	-0.21%	0
2017	9.131417	9.112346	-0.21%	0
2016	9.060502	9.131417	0.78%	0
2015	9.671224	9.060502	-6.31%	530
2014	9.700854	9.671224	-0.31%	3,454
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.236788	12.313959	9.59%	0
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.354726	9.966226	6.54%	0
2018*	10.000000	9.354726	-6.45%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.252187	9.511993	2.81%	0
2018	9.957046	9.252187	-7.08%	0
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.662112	22.254269	33.56%	1,377
2018	17.710646	16.662112	-5.92%	1,388
2017	14.240486	17.710646	24.37%	1,427
2016	14.257541	14.240486	-0.12%	1,456
2015	13.902985	14.257541	2.55%	1,486
2014	13.128774	13.902985	5.90%	1,206
2013	9.592755	13.128774	36.86%	1,206
2012*	10.000000	9.592755	-4.07%	5,962
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.811761	15.683108	22.41%	0
2018	14.805622	12.811761	-13.47%	0
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	2,270
2013	9.904825	12.457051	25.77%	2,691
2012*	10.000000	9.904825	-0.95%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.169002	40.112644	28.69%	3,483
2018	36.765929	31.169002	-15.22%	3,489
2017	27.546915	36.765929	33.47%	3,495
2016	28.180468	27.546915	-2.25%	3,495
2015	27.765351	28.180468	1.50%	3,842
2014	27.789621	27.765351	-0.09%	5,904
2013	22.352306	27.789621	24.33%	3,979
2012	18.877784	22.352306	18.41%	4,037
2011	21.079535	18.877784	-10.44%	4,686
2010	18.609110	21.079535	13.28%	5,788
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.558784	10.350619	8.28%	169
2018	10.229321	9.558784	-6.56%	169
2017	9.853320	10.229321	3.82%	169
2016	9.470735	9.853320	4.04%	169
2015	9.921126	9.470735	-4.54%	169
2014	9.887589	9.921126	0.34%	1,993
2013	10.136893	9.887589	-2.46%	2,014
2012*	10.000000	10.136893	1.37%	2,609
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.421502	10.549233	25.27%	0
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	13,592
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	24.706065	31.863809	28.97%	16,214
2018	27.462926	24.706065	-10.04%	16,609
2017	24.049417	27.462926	14.19%	19,567
2016	22.070227	24.049417	8.97%	21,409
2015	21.864353	22.070227	0.94%	22,289
2014	20.229362	21.864353	8.08%	34,026
2013	15.720688	20.229362	28.68%	53,062
2012	13.771324	15.720688	14.16%	70,940
2011	14.110498	13.771324	-2.40%	80,510
2010	12.443640	14.110498	13.40%	93,823
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	34.281717	42.332785	23.49%	6,675
2018	39.147128	34.281717	-12.43%	7,034
2017	35.101577	39.147128	11.53%	6,983
2016	30.467967	35.101577	15.21%	8,076
2015	33.141181	30.467967	-8.07%	10,202
2014	30.318552	33.141181	9.31%	9,755
2013	22.022269	30.318552	37.67%	14,985
2012	19.117619	22.022269	15.19%	26,772
2011	20.003588	19.117619	-4.43%	40,335
2010	16.604042	20.003588	20.47%	42,015
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.867274	16.532735	19.22%	0
2018	14.981312	13.867274	-7.44%	0
2017	12.937600	14.981312	15.80%	0
2016	13.562685	12.937600	-4.61%	208
2015	15.115308	13.562685	-10.27%	208
2014	16.297741	15.115308	-7.26%	22,036
2013	13.303702	16.297741	22.51%	48,151
2012	11.403036	13.303702	16.67%	73,394
2011	12.551668	11.403036	-9.15%	105,885
2010	11.797263	12.551668	6.39%	93,484
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.096854	13.168397	8.86%	1,760
2018	12.624780	12.096854	-4.18%	17,039
2017	12.087526	12.624780	4.44%	18,671
2016	10.626022	12.087526	13.75%	20,717
2015	11.609166	10.626022	-8.47%	28,695
2014	11.636539	11.609166	-0.24%	12,249
2013	10.756707	11.636539	8.18%	14,726
2012*	10.000000	10.756707	7.57%	4,764

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.668950	21.160092	35.04%	3,418
2018	16.016357	15.668950	-2.17%	3,423
2017	12.891506	16.016357	24.24%	3,471
2016	12.408419	12.891506	3.89%	357
2015	13.452185	12.408419	-7.76%	361
2014	12.738315	13.452185	5.60%	2,530
2013	10.013576	12.738315	27.21%	6,368
2012*	10.000000	10.013576	0.14%	1,744
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	24.999106	29.925431	19.71%	318
2018	25.428689	24.999106	-1.69%	331
2017	21.985379	25.428689	15.66%	343
2016	21.525001	21.985379	2.14%	343
2015	21.896850	21.525001	-1.70%	2,350
2014	20.664140	21.896850	5.97%	2,467
2013	17.618348	20.664140	17.29%	2,385
2012	15.873998	17.618348	10.99%	2,519
2011	15.996999	15.873998	-0.77%	1,810
2010	15.112862	15.996999	5.85%	5,248
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.524387	10.189478	6.98%	1,455
2018	9.856624	9.524387	-3.37%	1,248
2017	9.740863	9.856624	1.19%	1,124
2016	9.732986	9.740863	0.08%	1,003
2015*	10.000000	9.732986	-2.67%	964
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	38.167114	51.135801	33.98%	3,251
2018	38.331710	38.167114	-0.43%	3,906
2017	30.117230	38.331710	27.28%	4,822
2016	30.175337	30.117230	-0.19%	7,862
2015	27.535550	30.175337	9.59%	8,495
2014	25.930457	27.535550	6.19%	12,567
2013	20.236256	25.930457	28.14%	19,159
2012	16.689381	20.236256	21.25%	32,307
2011	18.318292	16.689381	-8.89%	24,036
2010	17.572410	18.318292	4.24%	36,304
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.494959	31.893226	41.78%	1,823
2018	22.773268	22.494959	-1.22%	3,978
2017	16.050898	22.773268	41.88%	4,385
2016	14.399596	16.050898	11.47%	6,442
2015	14.055504	14.399596	2.45%	7,681
2014	13.129661	14.055504	7.05%	2,668
2013	9.905487	13.129661	32.55%	2,155
2012*	10.000000	9.905487	-0.95%	4,823

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.791493	29.512459	24.05%	0
2018	28.640129	23.791493	-16.93%	0
2017	22.363430	28.640129	28.07%	0
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	809
2014	31.869561	27.424288	-13.95%	2,004
2013	28.484938	31.869561	11.88%	8,868
2012	25.708882	28.484938	10.80%	15,992
2011	38.810611	25.708882	-33.76%	498
2010	31.709265	38.810611	22.40%	1,261
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.439087	9.760739	15.66%	314
2018	10.585609	8.439087	-20.28%	629
2017	8.458267	10.585609	25.15%	629
2016	7.152777	8.458267	18.25%	3,963
2015	9.139356	7.152777	-21.74%	4,291
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.773931	10.373407	6.13%	0
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.466335	21.391348	38.31%	0
2018	16.076144	15.466335	-3.79%	0
2017	12.997400	16.076144	23.69%	0
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	0
2014	14.064242	12.736892	-9.44%	0
2013	10.172689	14.064242	38.25%	1,747
2012*	10.000000	10.172689	1.73%	2,850
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	28.146963	35.686596	26.79%	13,599
2018	32.076443	28.146963	-12.25%	19,034
2017	27.918863	32.076443	14.89%	25,603
2016	25.063313	27.918863	11.39%	26,176
2015	25.842325	25.063313	-3.01%	23,228
2014	23.952869	25.842325	7.89%	32,918
2013	18.043582	23.952869	32.75%	46,380
2012	15.905352	18.043582	13.44%	55,275
2011	16.321966	15.905352	-2.55%	55,723
2010	14.990464	16.321966	8.88%	89,984
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.799069	7.99%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.762409	20.620262	23.01%	17,922
2018	18.968719	16.762409	-11.63%	23,187
2017	15.277072	18.968719	24.16%	24,768
2016	15.026600	15.277072	1.67%	23,062
2015	14.436485	15.026600	4.09%	23,160
2014	14.580986	14.436485	-0.99%	16,771
2013	11.668920	14.580986	24.96%	16,657
2012	10.281748	11.668920	13.49%	10,343
2011	10.691901	10.281748	-3.84%	4,500
2010*	10.000000	10.691901	6.92%	933
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.384368	16.923735	36.65%	1,035
2018	12.579133	12.384368	-1.55%	1,035
2017	10.029642	12.579133	25.42%	2,415
2016	9.678761	10.029642	3.63%	2,562
2015*	10.000000	9.678761	-3.21%	2,652
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	12.252871	13.268402	8.29%	0
2018	12.632190	12.252871	-3.00%	1,572
2017	12.184167	12.632190	3.68%	1,473
2016	11.755876	12.184167	3.64%	1,346
2015	12.108830	11.755876	-2.91%	1,343
2014	11.498629	12.108830	5.31%	1,386
2013	11.813836	11.498629	-2.67%	1,397
2012	11.051863	11.813836	6.89%	3,875
2011	10.709575	11.051863	3.20%	3,984
2010	10.237153	10.709575	4.61%	4,114
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	21.162343	23.653638	11.77%	0
2018	23.257282	21.162343	-9.01%	0
2017	21.676894	23.257282	7.29%	0
2016	20.022059	21.676894	8.27%	0
2015	20.694843	20.022059	-3.25%	0
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.148955	11.452891	25.18%	0
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.787329	20.379389	21.40%	582
2018	18.476441	16.787329	-9.14%	582
2017	16.058345	18.476441	15.06%	582
2016	14.775883	16.058345	8.68%	582
2015	16.258144	14.775883	-9.12%	582
2014	16.956943	16.258144	-4.12%	880
2013	13.129492	16.956943	29.15%	8,190
2012	10.937073	13.129492	20.05%	4,679
2011	11.273901	10.937073	-2.99%	4,533
2010*	10.000000	11.273901	12.74%	641
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.221069	17.998385	18.25%	40,403
2018	16.364238	15.221069	-6.99%	43,260
2017	14.434525	16.364238	13.37%	112,782
2016	13.525972	14.434525	6.72%	232,683
2015	13.681474	13.525972	-1.14%	414,870
2014	13.310690	13.681474	2.79%	469,935
2013	11.028213	13.310690	20.70%	728,260
2012	9.735254	11.028213	13.28%	892,889
2011	9.852092	9.735254	-1.19%	996,417
2010	8.983685	9.852092	9.67%	1,066,867
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.546731	11.252815	6.69%	26,991
2018	10.891119	10.546731	-3.16%	29,575
2017	10.777935	10.891119	1.05%	56,903
2016	10.724241	10.777935	0.50%	86,983
2015	10.979650	10.724241	-2.33%	200,750
2014	10.683291	10.979650	2.77%	208,827
2013	11.200755	10.683291	-4.62%	212,877
2012	10.900226	11.200755	2.76%	187,847
2011	10.530616	10.900226	3.51%	196,629
2010	10.148537	10.530616	3.76%	213,810
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.832134	22.209857	31.95%	1,418
2018	18.984142	16.832134	-11.34%	2,019
2017	14.805268	18.984142	28.23%	2,104
2016	15.093694	14.805268	-1.91%	2,620
2015	14.470660	15.093694	4.31%	21,899
2014	14.514649	14.470660	-0.30%	8,217
2013	11.524943	14.514649	25.94%	11,059
2012	9.642894	11.524943	19.52%	13,437
2011	10.860433	9.642894	-11.21%	45,210
2010	9.966894	10.860433	8.97%	25,841

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.732446	23.893324	27.55%	1,367
2018	19.263039	18.732446	-2.75%	2,297
2017	15.395409	19.263039	25.12%	3,465
2016	14.417891	15.395409	6.78%	3,044
2015	13.837801	14.417891	4.19%	23,753
2014	13.079528	13.837801	5.80%	14,748
2013	10.307778	13.079528	26.89%	36,315
2012	8.968657	10.307778	14.93%	36,928
2011	9.611252	8.968657	-6.69%	94,224
2010	8.306090	9.611252	15.71%	76,950
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.582979	19.171476	23.03%	16,887
2018	16.274784	15.582979	-4.25%	18,274
2017	13.633401	16.274784	19.37%	44,599
2016	12.535173	13.633401	8.76%	77,622
2015	12.666441	12.535173	-1.04%	183,035
2014	11.737675	12.666441	7.91%	199,580
2013	9.016676	11.737675	30.18%	218,762
2012	7.868002	9.016676	14.60%	237,929
2011	8.220211	7.868002	-4.28%	291,797
2010	7.566033	8.220211	8.65%	324,474
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.311442	15.295547	6.88%	0
2018	14.971224	14.311442	-4.41%	6,388
2017	14.380930	14.971224	4.10%	18,885
2016	13.519510	14.380930	6.37%	11,297
2015	14.220555	13.519510	-4.93%	5,968
2014	13.982557	14.220555	1.70%	7,518
2013	14.444925	13.982557	-3.20%	12,205
2012	13.145245	14.444925	9.89%	44,733
2011	12.720750	13.145245	3.34%	52,754
2010	11.749549	12.720750	8.27%	57,870
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	25.514619	31.724672	24.34%	1,970
2018	28.166348	25.514619	-9.41%	3,073
2017	24.444797	28.166348	15.22%	3,201
2016	21.235775	24.444797	15.11%	3,604
2015	23.203218	21.235775	-8.48%	3,896
2014	21.758697	23.203218	6.64%	9,822
2013	16.426574	21.758697	32.46%	13,131
2012	14.199541	16.426574	15.68%	15,171
2011	14.882969	14.199541	-4.59%	20,332
2010	13.168073	14.882969	13.02%	29,491

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.681676	10.894942	12.53%	0
2018	10.805934	9.681676	-10.40%	0
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.039934	10.476432	4.35%	0
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.851464	22.299447	12.33%	0
2018	20.906675	19.851464	-5.05%	0
2017	20.002296	20.906675	4.52%	950
2016	17.896590	20.002296	11.77%	950
2015	18.769942	17.896590	-4.65%	2,025
2014	18.695763	18.769942	0.40%	4,811
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	5,776
2010	14.124313	15.646779	10.78%	10,610
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.225735	19.092609	25.40%	0
2018	16.374200	15.225735	-7.01%	0
2017	13.405191	16.374200	22.15%	487
2016	12.058722	13.405191	11.17%	758
2015	12.466092	12.058722	-3.27%	778
2014	11.949694	12.466092	4.32%	3,798
2013	8.503886	11.949694	40.52%	17,500
2012	7.435009	8.503886	14.38%	17,155
2011	8.596188	7.435009	-13.51%	21,308
2010	7.609657	8.596188	12.96%	35,022
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.560578	12.433416	30.05%	6,575
2018	11.720764	9.560578	-18.43%	7,282
2017	9.536194	11.720764	22.91%	9,629
2016	9.987045	9.536194	-4.51%	10,487
2015	10.268527	9.987045	-2.74%	12,993
2014	10.632574	10.268527	-3.42%	23,801
2013	8.969949	10.632574	18.54%	48,799
2013	8.969949	10.632574	18.54%	48,799
2012	7.931754	8.969949	13.09%	63,832
2011	8.964302	7.931754	-11.52%	70,332
2010	8.045694	8.964302	11.42%	70,437

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	25.382468	32.061386	26.31%	2,220
2018	26.002203	25.382468	-2.38%	2,532
2017	22.086735	26.002203	17.73%	4,283
2016	20.294666	22.086735	8.83%	4,737
2015	20.593711	20.294666	-1.45%	5,250
2014	18.812481	20.593711	9.47%	11,949
2013	14.692112	18.812481	28.04%	27,108
2012	13.182567	14.692112	11.45%	35,020
2011	13.414038	13.182567	-1.73%	42,572
2010	12.101367	13.414038	10.85%	47,766
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.720068	15.436757	21.36%	2,849
2018	14.558984	12.720068	-12.63%	2,849
2017	12.412747	14.558984	17.29%	2,849
2016	11.699729	12.412747	6.09%	2,849
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	142,975
2012	8.249469	9.380363	13.71%	200,848
2011	9.000180	8.249469	-8.34%	203,094
2010	7.997060	9.000180	12.54%	201,704
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.179739	13.853193	13.74%	23,121
2018	13.269685	12.179739	-8.21%	24,197
2017	12.095767	13.269685	9.71%	28,879
2016	11.643302	12.095767	3.89%	70,746
2015	12.020417	11.643302	-3.14%	143,441
2014	11.772357	12.020417	2.11%	179,114
2013	10.487632	11.772357	12.25%	192,744
2012	9.646172	10.487632	8.72%	207,559
2011	9.986977	9.646172	-3.41%	210,173
2010	9.239626	9.986977	8.09%	226,523
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.673830	14.919083	17.72%	43,847
2018	14.097627	12.673830	-10.10%	46,733
2017	12.433854	14.097627	13.38%	107,140
2016	11.833410	12.433854	5.07%	225,582
2015	12.250041	11.833410	-3.40%	272,137
2014	11.951410	12.250041	2.50%	317,126
2013	10.068560	11.951410	18.70%	342,080
2012	9.050311	10.068560	11.25%	392,943
2011	9.574150	9.050311	-5.47%	381,078
2010	8.701376	9.574150	10.03%	410,518

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.198174	12.132844	8.35%	9,754
2018	11.745729	11.198174	-4.66%	10,411
2017	11.279754	11.745729	4.13%	10,573
2016	11.013008	11.279754	2.42%	77,980
2015	11.332415	11.013008	-2.82%	279,004
2014	11.201751	11.332415	1.17%	474,394
2013	10.904150	11.201751	2.73%	599,906
2012	10.361633	10.904150	5.24%	959,512
2011	10.436119	10.361633	-0.71%	1,016,763
2010	9.981148	10.436119	4.56%	900,633
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.675339	11.898952	11.46%	0
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	47
2013*	10.000000	10.767145	7.67%	47
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.955412	12.378715	12.99%	0
2018	12.043653	10.955412	-9.04%	0
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.478483	14.433080	15.66%	6,979
2018	13.719987	12.478483	-9.05%	17,709
2017	12.295793	13.719987	11.58%	72,506
2016	11.765889	12.295793	4.50%	138,239
2015	12.147767	11.765889	-3.14%	214,504
2014	11.866058	12.147767	2.37%	387,223
2013	10.288671	11.866058	15.33%	453,972
2012	9.352918	10.288671	10.00%	325,175
2011	9.781278	9.352918	-4.38%	353,943
2010	8.970926	9.781278	9.03%	408,614

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.672378	15.164330	19.66%	35,033
2018	14.305303	12.672378	-11.41%	35,573
2017	12.375109	14.305303	15.60%	36,115
2016	11.747991	12.375109	5.34%	42,924
2015	12.183719	11.747991	-3.58%	44,059
2014	11.902125	12.183719	2.37%	107,464
2013	9.782469	11.902125	21.67%	105,037
2012	8.720778	9.782469	12.17%	139,571
2011	9.343985	8.720778	-6.67%	142,763
2010	8.423079	9.343985	10.93%	142,691
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.945377	13.367054	11.90%	16,888
2018	12.813410	11.945377	-6.77%	17,609
2017	11.910091	12.813410	7.58%	20,466
2016	11.476508	11.910091	3.78%	47,501
2015	11.848909	11.476508	-3.14%	168,066
2014	11.628374	11.848909	1.90%	304,396
2013	10.677747	11.628374	8.90%	284,123
2012	9.911812	10.677747	7.73%	246,862
2011	10.151402	9.911812	-2.36%	229,764
2010	9.509979	10.151402	6.74%	248,993
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.110174	14.437499	10.12%	5,733
2018	15.885432	13.110174	-17.47%	5,561
2017	13.221437	15.885432	20.15%	8,341
2016	13.355354	13.221437	-1.00%	11,605
2015	14.195994	13.355354	-5.92%	12,317
2014	15.786737	14.195994	-10.08%	19,718
2013	13.427157	15.786737	17.57%	35,861
2012	11.471486	13.427157	17.05%	50,113
2011	13.379897	11.471486	-14.26%	49,978
2010	12.851162	13.379897	4.11%	48,878
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.558611	12.300090	6.41%	2,234
2018	11.889720	11.558611	-2.78%	2,586
2017	11.656840	11.889720	2.00%	2,665
2016	11.338656	11.656840	2.81%	2,317
2015	11.684768	11.338656	-2.96%	4,157
2014	11.401917	11.684768	2.48%	12,411
2013	11.899810	11.401917	-4.18%	25,586
2012	11.309423	11.899810	5.22%	28,717
2011	10.873028	11.309423	4.01%	31,326
2010	10.401215	10.873028	4.54%	35,545

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.227538	13.119225	7.29%	484
2018	12.675526	12.227538	-3.53%	471
2017	12.476674	12.675526	1.59%	891
2016	12.332168	12.476674	1.17%	658
2015	12.662207	12.332168	-2.61%	587
2014	12.331817	12.662207	2.68%	1,911
2013	12.859829	12.331817	-4.11%	1,922
2012	12.263446	12.859829	4.86%	8,263
2011	11.811464	12.263446	3.83%	2,728
2010	11.159301	11.811464	5.84%	3,952
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.946547	14.007466	17.25%	0
2018	13.588381	11.946547	-12.08%	0
2017	11.773326	13.588381	15.42%	0
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.387718	13.101106	15.05%	0
2018	12.620093	11.387718	-9.77%	0
2017	11.323695	12.620093	11.45%	0
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	27.197282	32.661018	20.09%	44
2018	33.741448	27.197282	-19.40%	52
2017	24.403185	33.741448	38.27%	62
2016	23.190795	24.403185	5.23%	805
2015	28.279190	23.190795	-17.99%	848
2014	30.641852	28.279190	-7.71%	4,738
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	287
2010	31.643808	35.909657	13.48%	291
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.349180	11.807559	4.04%	6,065
2018	11.599537	11.349180	-2.16%	7,439
2017	11.605754	11.599537	-0.05%	12,367
2016	11.766749	11.605754	-1.37%	12,450
2015	12.032256	11.766749	-2.21%	16,747
2014	11.753335	12.032256	2.37%	25,589
2013	12.512938	11.753335	-6.07%	52,784
2012	12.402888	12.512938	0.89%	61,581
2011	11.811251	12.402888	5.01%	86,493
2010	11.514011	11.811251	2.58%	125,118

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.454297	8.424194	-0.36%	17,821
2018	8.518196	8.454297	-0.75%	27,289
2017	8.663894	8.518196	-1.68%	31,957
2016	8.848554	8.663894	-2.09%	34,402
2015	9.038357	8.848554	-2.10%	33,305
2014	9.232234	9.038357	-2.10%	119,503
2013	9.430266	9.232234	-2.10%	137,701
2012	9.633102	9.430266	-2.11%	227,572
2011	9.839155	9.633102	-2.09%	263,607
2010	10.050193	9.839155	-2.10%	362,822
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.199512	9.545587	16.42%	428
2018	9.831802	8.199512	-16.60%	1,426
2017	7.902450	9.831802	24.41%	972
2016	8.020666	7.902450	-1.47%	1,042
2015	8.465404	8.020666	-5.25%	2,836
2014	8.709707	8.465404	-2.80%	13,915
2013	7.567435	8.709707	15.09%	34,484
2012	6.708630	7.567435	12.80%	25,088
2011	7.613657	6.708630	-11.89%	30,441
2010	6.881959	7.613657	10.63%	27,922
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.925745	10.591024	18.66%	0
2018	10.618377	8.925745	-15.94%	0
2017	8.714238	10.618377	21.85%	0
2016	8.854338	8.714238	-1.58%	0
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	6,009
2011	8.537033	7.284044	-14.68%	5,873
2010	8.119311	8.537033	5.14%	5,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.273171	29.403056	21.13%	4,981
2018	27.205952	24.273171	-10.78%	4,981
2017	23.463521	27.205952	15.95%	4,981
2016	21.892629	23.463521	7.18%	4,981
2015	22.587732	21.892629	-3.08%	8,392
2014	21.976637	22.587732	2.78%	9,602
2013	17.641099	21.976637	24.58%	9,134
2012	15.547767	17.641099	13.46%	14,372
2011	16.530524	15.547767	-5.95%	15,882
2010	14.730000	16.530524	12.22%	16,076

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.293852	17.269708	12.92%	497
2018	16.420068	15.293852	-6.86%	0
2017	15.091454	16.420068	8.80%	0
2016	14.500350	15.091454	4.08%	11,144
2015	14.837165	14.500350	-2.27%	52,040
2014	14.490979	14.837165	2.39%	60,763
2013	13.049928	14.490979	11.04%	67,178
2012	12.186662	13.049928	7.08%	71,227
2011	12.338344	12.186662	-1.23%	72,906
2010	11.476527	12.338344	7.51%	66,206
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.916533	21.037957	17.42%	13,786
2018	19.569339	17.916533	-8.45%	14,844
2017	17.409706	19.569339	12.40%	15,937
2016	16.504731	17.409706	5.48%	31,620
2015	16.948937	16.504731	-2.62%	33,834
2014	16.454880	16.948937	3.00%	51,082
2013	14.065705	16.454880	16.99%	47,874
2012	12.800099	14.065705	9.89%	54,549
2011	13.197581	12.800099	-3.01%	55,740
2010	12.032881	13.197581	9.68%	65,851
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.058321	14.002830	7.23%	7,054
2018	13.584982	13.058321	-3.88%	7,806
2017	13.129456	13.584982	3.47%	8,573
2016	12.861902	13.129456	2.08%	21,643
2015	13.103123	12.861902	-1.84%	59,538
2014	12.882997	13.103123	1.71%	132,359
2013	12.552822	12.882997	2.63%	139,183
2012	12.191753	12.552822	2.96%	274,341
2011	12.098070	12.191753	0.77%	290,240
2010	11.669859	12.098070	3.67%	273,099
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.753355	11.895953	10.63%	0
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.040060	12.456308	12.83%	0
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	1,123
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.840932	21.718450	15.27%	38,704
2018	20.406487	18.840932	-7.67%	39,705
2017	18.457007	20.406487	10.56%	51,970
2016	17.594988	18.457007	4.90%	92,748
2015	18.032786	17.594988	-2.43%	118,271
2014	17.512259	18.032786	2.97%	194,060
2013	15.337575	17.512259	14.18%	261,984
2012	14.138667	15.337575	8.48%	380,038
2011	14.447136	14.138667	-2.14%	403,397
2010	13.304813	14.447136	8.59%	369,708
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.027555	26.272276	19.27%	25,076
2018	24.387125	22.027555	-9.68%	26,231
2017	21.348068	24.387125	14.24%	30,399
2016	20.099911	21.348068	6.21%	43,313
2015	20.682040	20.099911	-2.81%	59,412
2014	20.127929	20.682040	2.75%	108,808
2013	16.800084	20.127929	19.81%	161,800
2012	15.085484	16.800084	11.37%	244,056
2011	15.743222	15.085484	-4.18%	254,564
2010	14.251599	15.743222	10.47%	280,119
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.959013	17.730494	11.10%	7,010
2018	16.935291	15.959013	-5.76%	8,836
2017	15.838568	16.935291	6.92%	11,189
2016	15.304545	15.838568	3.49%	21,777
2015	15.637618	15.304545	-2.13%	31,930
2014	15.250271	15.637618	2.54%	87,492
2013	14.097796	15.250271	8.17%	104,109
2012	13.329259	14.097796	5.77%	102,643
2011	13.339394	13.329259	-0.08%	99,049
2010	12.556065	13.339394	6.24%	138,844
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.416779	4.17%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.715972	7.16%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.626792	21.196572	27.48%	1,534
2018	17.574365	16.626792	-5.39%	1,615
2017	13.820636	17.574365	27.16%	5,554
2016	13.840824	13.820636	-0.15%	6,205
2015	13.708690	13.840824	0.96%	7,677
2014	12.712618	13.708690	7.84%	19,721
2013	9.660589	12.712618	31.59%	46,974
2012	8.496867	9.660589	13.70%	57,792
2011	8.968663	8.496867	-5.26%	82,157
2010	7.941252	8.968663	12.94%	111,750
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.804585	12.584306	16.47%	0
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.125524	14.480471	19.42%	0
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	900
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.678079	35.868523	34.45%	8,395
2018	27.680130	26.678079	-3.62%	10,513
2017	22.249393	27.680130	24.41%	11,960
2016	21.994125	22.249393	1.16%	12,640
2015	21.432335	21.994125	2.62%	14,354
2014	20.165435	21.432335	6.28%	33,539
2013	15.113690	20.165435	33.42%	57,154
2012	13.036939	15.113690	15.93%	103,185
2011	13.656746	13.036939	-4.54%	120,011
2010	12.854703	13.656746	6.24%	226,384
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.311475	27.671305	24.02%	5,623
2018	25.177275	22.311475	-11.38%	6,952
2017	23.714716	25.177275	6.17%	7,796
2016	20.149278	23.714716	17.70%	11,148
2015	21.538248	20.149278	-6.45%	10,813
2014	19.478221	21.538248	10.58%	14,969
2013	15.110100	19.478221	28.91%	27,710
2012	13.486709	15.110100	12.04%	35,687
2011	13.708726	13.486709	-1.62%	53,379
2010	12.375076	13.708726	10.78%	78,265

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.944499	42.986267	23.01%	1,955
2018	40.284670	34.944499	-13.26%	423
2017	35.538473	40.284670	13.36%	1,456
2016	30.175994	35.538473	17.77%	1,358
2015	31.624771	30.175994	-4.58%	2,477
2014	29.522061	31.624771	7.12%	3,309
2013	22.664722	29.522061	30.26%	9,560
2012	19.708343	22.664722	15.00%	10,796
2011	20.655840	19.708343	-4.59%	12,798
2010	16.718064	20.655840	23.55%	16,661
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.285188	15.120682	13.82%	181
2018	16.418082	13.285188	-19.08%	181
2017	13.685193	16.418082	19.97%	3,006
2016	13.314687	13.685193	2.78%	3,282
2015	14.368478	13.314687	-7.33%	3,634
2014	16.249274	14.368478	-11.57%	4,269
2013	13.711469	16.249274	18.51%	799
2012	11.966235	13.711469	14.58%	799
2011	14.622772	11.966235	-18.17%	1,305
2010	14.104761	14.622772	3.67%	1,314
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.512239	16.548678	22.47%	278
2018	15.649439	13.512239	-13.66%	294
2017	13.976794	15.649439	11.97%	319
2016	12.301852	13.976794	13.62%	349
2015	13.012971	12.301852	-5.46%	1,122
2014	12.057068	13.012971	7.93%	3,800
2013	9.120782	12.057068	32.19%	4,083
2012	7.923076	9.120782	15.12%	4,253
2011	8.617750	7.923076	-8.06%	20,306
2010	7.807353	8.617750	10.38%	25,485
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.133925	20.774135	21.25%	2,532
2018	20.155167	17.133925	-14.99%	3,267
2017	18.083617	20.155167	11.46%	4,851
2016	15.706927	18.083617	15.13%	5,531
2015	16.520612	15.706927	-4.93%	16,388
2014	14.420566	16.520612	14.56%	20,849
2013	10.856424	14.420566	32.83%	27,386
2012	9.531795	10.856424	13.90%	37,802
2011	9.967239	9.531795	-4.37%	44,274
2010	8.510135	9.967239	17.12%	49,937

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.944300	31.734474	32.53%	0
2018	26.650753	23.944300	-10.16%	0
2017	21.838250	26.650753	22.04%	0
2016	20.642024	21.838250	5.80%	0
2015	20.973774	20.642024	-1.58%	202
2014	20.893389	20.973774	0.38%	1,684
2013	14.825411	20.893389	40.93%	2,936
2012	13.390907	14.825411	10.71%	3,699
2011	13.796402	13.390907	-2.94%	13,536
2010	11.264231	13.796402	22.48%	3,987
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	30.745213	35.725531	16.20%	26
2018	37.898214	30.745213	-18.87%	25
2017	35.593238	37.898214	6.48%	667
2016	28.941373	35.593238	22.98%	627
2015	31.546364	28.941373	-8.26%	947
2014	30.181215	31.546364	4.52%	2,213
2013	22.016351	30.181215	37.09%	3,956
2012	18.693871	22.016351	17.77%	4,761
2011	20.195437	18.693871	-7.44%	7,637
2010	16.310202	20.195437	23.82%	14,938
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	30.297870	37.182008	22.72%	195
2018	35.508861	30.297870	-14.68%	195
2017	32.039348	35.508861	10.83%	195
2016	26.704411	32.039348	19.98%	195
2015	27.804245	26.704411	-3.96%	217
2014	28.243703	27.804245	-1.56%	204
2013	20.525741	28.243703	37.60%	4,578
2012	18.196320	20.525741	12.80%	5,166
2011	19.730922	18.196320	-7.78%	7,457
2010	16.125661	19.730922	22.36%	13,133
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.098965	19.866085	23.40%	3,738
2018	17.472844	16.098965	-7.86%	3,677
2017	15.077691	17.472844	15.89%	4,521
2016	13.986333	15.077691	7.80%	5,309
2015	14.346379	13.986333	-2.51%	7,108
2014	13.260465	14.346379	8.19%	25,468
2013	9.775903	13.260465	35.64%	52,998
2012	8.965523	9.775903	9.04%	53,059
2011	9.466608	8.965523	-5.29%	69,314
2010	7.825648	9.466608	20.97%	81,342

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.697641	16.215706	27.71%	6,782
2018	13.520128	12.697641	-6.08%	4,686
2017	13.010033	13.520128	3.92%	8,750
2016	12.398394	13.010033	4.93%	11,120
2015	13.424239	12.398394	-7.64%	14,756
2014	10.662014	13.424239	25.91%	13,261
2013	10.604401	10.662014	0.54%	36,125
2012	9.372044	10.604401	13.15%	60,138
2011	9.019006	9.372044	3.91%	74,341
2010	7.096102	9.019006	27.10%	84,501
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.343061	19.653319	28.09%	0
2018	16.477078	15.343061	-6.88%	0
2017	13.882846	16.477078	18.69%	0
2016	12.729155	13.882846	9.06%	6,888
2015	12.880755	12.729155	-1.18%	19,264
2014	11.635436	12.880755	10.70%	8,012
2013*	10.000000	11.635436	16.35%	4,846
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.598924	9.781451	1.90%	292
2018	9.726190	9.598924	-1.31%	1,192
2017	9.779813	9.726190	-0.55%	461
2016	9.746170	9.779813	0.35%	685
2015	9.989310	9.746170	-2.43%	3,720
2014	10.153430	9.989310	-1.62%	8,751
2013	10.360309	10.153430	-2.00%	15,813
2012	10.222898	10.360309	1.34%	13,618
2011	10.307783	10.222898	-0.82%	17,929
2010	10.280127	10.307783	0.27%	45,931
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.680263	16.735913	22.34%	2,258
2018	15.763633	13.680263	-13.22%	0
2017	14.101088	15.763633	11.79%	0
2016	11.915751	14.101088	18.34%	0
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	907
2013*	10.000000	12.501577	25.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.806187	21.174720	33.96%	1,944
2018	17.371638	15.806187	-9.01%	1,982
2017	13.913676	17.371638	24.85%	3,412
2016	13.399857	13.913676	3.83%	9,252
2015	13.734813	13.399857	-2.44%	5,856
2014	13.526317	13.734813	1.54%	12,315
2013	9.968046	13.526317	35.70%	21,892
2012	8.881687	9.968046	12.23%	34,665
2011	9.494444	8.881687	-6.45%	43,738
2010	7.668251	9.494444	23.81%	50,287
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	31.227501	40.501848	29.70%	0
2018	34.140379	31.227501	-8.53%	0
2017	27.994221	34.140379	21.96%	0
2016	27.450645	27.994221	1.98%	0
2015	27.763332	27.450645	-1.13%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.212286	9.351334	1.51%	1,260
2018	9.315879	9.212286	-1.11%	3,230
2017	9.431108	9.315879	-1.22%	8,507
2016	9.516823	9.431108	-0.90%	9,374
2015	9.703145	9.516823	-1.92%	12,447
2014	9.851201	9.703145	-1.50%	22,401
2013	10.000830	9.851201	-1.50%	45,932
2012	9.766160	10.000830	2.40%	52,548
2011	9.946344	9.766160	-1.81%	59,494
2010	9.649687	9.946344	3.07%	118,977
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	25.634100	31.591922	23.24%	0
2018	27.777732	25.634100	-7.72%	0
2017	23.956645	27.777732	15.95%	0
2016	22.272537	23.956645	7.56%	0
2015	22.856270	22.272537	-2.55%	0
2014	21.150686	22.856270	8.06%	0
2013	15.700284	21.150686	34.72%	2,629
2012	14.451181	15.700284	8.64%	3,632
2011	15.229701	14.451181	-5.11%	11,759
2010	12.662147	15.229701	20.28%	8,713
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.283854	11.250249	9.40%	263
2018	11.110915	10.283854	-7.44%	527
2017	10.009415	11.110915	11.00%	527
2016	9.054938	10.009415	10.54%	527
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	39,049

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.589949	10.764225	12.24%	0
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	776
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.597866	11.093032	4.67%	0
2018	11.286190	10.597866	-6.10%	0
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	649
2013	12.659052	11.579356	-8.53%	5,014
2012	12.288357	12.659052	3.02%	5,716
2011	11.576880	12.288357	6.15%	2,454
2010	10.811888	11.576880	7.08%	4,142
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.468896	10.651197	1.74%	5,905
2018	10.669394	10.468896	-1.88%	6,726
2017	10.762842	10.669394	-0.87%	8,009
2016	10.851466	10.762842	-0.82%	6,926
2015	11.061140	10.851466	-1.90%	19,445
2014	11.214499	11.061140	-1.37%	29,330
2013	11.481716	11.214499	-2.33%	29,016
2012	11.090916	11.481716	3.52%	36,264
2011	11.215134	11.090916	-1.11%	35,432
2010	10.890926	11.215134	2.98%	40,197
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.004209	10.058192	0.54%	0
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.271245	10.884855	5.97%	9,962
2018	10.559840	10.271245	-2.73%	6,035
2017	10.290055	10.559840	2.62%	5,478
2016	10.245476	10.290055	0.44%	0
2015	10.430246	10.245476	-1.77%	0
2014	10.227743	10.430246	1.98%	5,799
2013	10.666107	10.227743	-4.11%	10,338
2012	9.950190	10.666107	7.20%	17,693
2011*	10.000000	9.950190	-0.50%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.036066	12.812715	27.67%	0
2018	11.203652	10.036066	-10.42%	0
2017*	10.000000	11.203652	12.04%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.233433	17.715790	33.87%	0
2018	13.204676	13.233433	0.22%	0
2017	10.302995	13.204676	28.16%	0
2016*	10.000000	10.302995	3.03%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.391317	18.858229	22.53%	226
2018	19.439069	15.391317	-20.82%	451
2017	15.685448	19.439069	23.93%	451
2016	16.423940	15.685448	-4.50%	451
2015	16.752808	16.423940	-1.96%	0
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	255
2010	14.003146	15.083820	7.72%	255
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.591174	41.041682	25.93%	1,761
2018	33.011409	32.591174	-1.27%	3,482
2017	26.485092	33.011409	24.64%	4,117
2016	30.298435	26.485092	-12.59%	8,650
2015	27.516881	30.298435	10.11%	14,137
2014	21.418935	27.516881	28.47%	29,914
2013	14.535657	21.418935	47.35%	45,780
2012	11.334453	14.535657	28.24%	30,544
2011	10.487823	11.334453	8.07%	23,734
2010*	10.000000	10.487823	4.88%	3,163
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.014977	5.476534	9.20%	0
2018	7.157643	5.014977	-29.94%	0
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	13,712
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	76,740
2013	9.587752	10.352783	7.98%	109,709
2012*	10.000000	9.587752	-4.12%	59,276

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.140071	5.629401	9.52%	75
2018	7.321348	5.140071	-29.79%	75
2017	7.607117	7.321348	-3.76%	75
2016	5.406589	7.607117	40.70%	463
2015	8.298338	5.406589	-34.85%	463
2014	10.478347	8.298338	-20.80%	21,432
2013	9.683111	10.478347	8.21%	41,723
2012*	10.000000	9.683111	-3.17%	80,703
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.735938	7.36%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.948846	32.933564	22.21%	632
2018	27.174620	26.948846	-0.83%	1,028
2017	22.053161	27.174620	23.22%	794
2016	20.905410	22.053161	5.49%	810
2015	21.987735	20.905410	-4.92%	1,049
2014	22.889291	21.987735	-3.94%	1,948
2013	15.562679	22.889291	47.08%	3,212
2012	14.737338	15.562679	5.60%	2,807
2011	15.778157	14.737338	-6.60%	5,089
2010	12.712743	15.778157	24.11%	8,748

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.169905	12.595549	12.76%	0
2018	12.322120	11.169905	-9.35%	0
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	25.945383	31.381986	20.95%	0
2018	28.164997	25.945383	-7.88%	0
2017	24.268608	28.164997	16.06%	0
2016	22.328487	24.268608	8.69%	0
2015	22.498122	22.328487	-0.75%	0
2014	21.037952	22.498122	6.94%	0
2013	15.974091	21.037952	31.70%	0
2012	13.924644	15.974091	14.72%	0
2011	13.415576	13.924644	3.79%	0
2010	12.154509	13.415576	10.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.614615	8.701884	14.28%	0
2018*	10.000000	7.614615	-23.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	33.084965	38.816806	17.32%	968
2018	39.922735	33.084965	-17.13%	953
2017	36.151786	39.922735	10.43%	1,031
2016	29.604189	36.151786	22.12%	1,225
2015	32.081516	29.604189	-7.72%	2,144
2014	30.094214	32.081516	6.60%	4,507
2013	22.345359	30.094214	34.68%	8,623
2012	19.277145	22.345359	15.92%	12,578
2011	21.558803	19.277145	-10.58%	12,970
2010	17.404316	21.558803	23.87%	21,357
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.829529	12.605687	6.56%	5,294
2018	12.441604	11.829529	-4.92%	6,215
2017	12.263923	12.441604	1.45%	7,868
2016	12.005898	12.263923	2.15%	10,255
2015	12.580243	12.005898	-4.57%	19,528
2014	12.445969	12.580243	1.08%	27,579
2013	13.897954	12.445969	-10.45%	41,791
2012	13.227132	13.897954	5.07%	63,878
2011	12.096200	13.227132	9.35%	72,152
2010	11.759923	12.096200	2.86%	105,508

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	24.629030	29.822786	21.09%	0
2018	27.124577	24.629030	-9.20%	0
2017	23.041810	27.124577	17.72%	0
2016	20.800969	23.041810	10.77%	0
2015	22.602698	20.800969	-7.97%	0
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.429685	29.573016	26.22%	0
2018	27.514013	23.429685	-14.84%	17
2017	25.224152	27.514013	9.08%	2,856
2016	21.004914	25.224152	20.09%	5,766
2015	21.811005	21.004914	-3.70%	11,214
2014	19.176220	21.811005	13.74%	17,728
2013	15.086477	19.176220	27.11%	25,452
2012	13.265997	15.086477	13.72%	38,030
2011	13.672148	13.265997	-2.97%	63,324
2010	11.743771	13.672148	16.42%	73,887
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.075609	11.324272	12.39%	0
2018	10.604530	10.075609	-4.99%	0
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.578720	10.230124	6.80%	0
2018	9.861496	9.578720	-2.87%	0
2017	9.764507	9.861496	0.99%	0
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.388218	14.203493	24.72%	0
2018	12.572306	11.388218	-9.42%	0
2017	11.028971	12.572306	13.99%	0
2016	9.711073	11.028971	13.57%	0
2015*	10.000000	9.711073	-2.89%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.459041	16.660285	15.22%	0
2018	15.990475	14.459041	-9.58%	0
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	290
2012	12.155242	13.078684	7.60%	414
2011	12.891017	12.155242	-5.71%	1,429
2010	12.002530	12.891017	7.40%	259
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.811447	12.679464	17.28%	0
2018	13.106278	10.811447	-17.51%	0
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	1,052
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	36.477601	43.621910	19.59%	0
2018	40.960321	36.477601	-10.94%	0
2017	37.238827	40.960321	9.99%	1,222
2016	30.267585	37.238827	23.03%	3,691
2015	31.670493	30.267585	-4.43%	6,373
2014	30.789499	31.670493	2.86%	9,591
2013	22.361237	30.789499	37.69%	27,722
2012	19.745389	22.361237	13.25%	48,982
2011	20.065456	19.745389	-1.60%	63,690
2010	16.296904	20.065456	23.12%	68,637
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	27.271156	34.791939	27.58%	61
2018	29.296076	27.271156	-6.91%	76
2017	24.698588	29.296076	18.61%	78
2016	22.648487	24.698588	9.05%	126
2015	22.946860	22.648487	-1.30%	5,083
2014	20.733991	22.946860	10.67%	7,589
2013	16.088443	20.733991	28.88%	6,180
2012	14.239301	16.088443	12.99%	19,605
2011	14.319483	14.239301	-0.56%	47,429
2010	12.776566	14.319483	12.08%	54,446

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	23.458446	31.118529	32.65%	0
2018	25.810174	23.458446	-9.11%	0
2017	20.766536	25.810174	24.29%	3,554
2016	19.716437	20.766536	5.33%	3,727
2015	20.711751	19.716437	-4.81%	5,191
2014	19.630402	20.711751	5.51%	7,699
2013	16.603702	19.630402	18.23%	11,819
2012	15.407401	16.603702	7.76%	19,421
2011	14.479739	15.407401	6.41%	36,016
2010	12.862524	14.479739	12.57%	30,632
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	19.323503	22.971628	18.88%	0
2018	24.470608	19.323503	-21.03%	0
2017	20.106470	24.470608	21.71%	0
2016	17.593220	20.106470	14.29%	0
2015	18.445080	17.593220	-4.62%	0
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.532487	10.868727	14.02%	0
2018	10.148950	9.532487	-6.07%	0
2017*	10.000000	10.148950	1.49%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.116355	16.392036	24.97%	4
2018	16.141317	13.116355	-18.74%	25
2017	14.759511	16.141317	9.36%	35
2016	11.506070	14.759511	28.28%	65
2015	12.571343	11.506070	-8.47%	103
2014	12.164147	12.571343	3.35%	556
2013*	10.000000	12.164147	21.64%	745
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.071213	10.552282	4.78%	372
2018	10.302571	10.071213	-2.25%	388
2017	10.177945	10.302571	1.22%	0
2016	9.546908	10.177945	6.61%	0
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.025213	10.589958	17.34%	0
2018*	10.000000	9.025213	-9.75%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	12.452765	13.302340	6.82%	0
2018	12.828407	12.452765	-2.93%	0
2017	12.635724	12.828407	1.52%	219
2016	12.472101	12.635724	1.31%	703
2015	12.802410	12.472101	-2.58%	903
2014	12.639696	12.802410	1.29%	6,225
2013	12.821216	12.639696	-1.42%	13,282
2012	11.972641	12.821216	7.09%	28,970
2011	11.996204	11.972641	-0.20%	49,235
2010	11.322034	11.996204	5.95%	60,417
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.197413	10.362860	26.42%	0
2018*	10.000000	8.197413	-18.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.740234	16.695023	13.26%	6,691
2018	15.736596	14.740234	-6.33%	6,829
2017	14.256890	15.736596	10.38%	7,051
2016	13.845145	14.256890	2.97%	4,810
2015	14.224830	13.845145	-2.67%	9,696
2014	13.949939	14.224830	1.97%	34,163
2013	12.594405	13.949939	10.76%	94,585
2012	11.535594	12.594405	9.18%	150,817
2011	11.839105	11.535594	-2.56%	207,285
2010	10.750376	11.839105	10.13%	432,203
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.548931	18.239189	17.30%	0
2018	16.921009	15.548931	-8.11%	0
2017	14.873202	16.921009	13.77%	1,219
2016	14.365494	14.873202	3.53%	14,360
2015	14.748866	14.365494	-2.60%	20,416
2014	14.410713	14.748866	2.35%	31,557
2013	12.735999	14.410713	13.15%	68,574
2012	11.511808	12.735999	10.63%	246,891
2011	11.912123	11.511808	-3.36%	369,058
2010	10.647943	11.912123	11.87%	394,529
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.567343	20.120091	21.44%	0
2018	18.416907	16.567343	-10.04%	0
2017	15.593387	18.416907	18.11%	0
2016	14.980220	15.593387	4.09%	16,395
2015	15.390919	14.980220	-2.67%	24,646
2014	15.016813	15.390919	2.49%	29,023
2013	12.640493	15.016813	18.80%	31,332
2012	11.216070	12.640493	12.70%	108,790
2011	11.795751	11.216070	-4.91%	133,215
2010	10.401840	11.795751	13.40%	151,456

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.022559	13.386591	21.45%	0
2018	11.789733	11.022559	-6.51%	0
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	30.992888	39.811307	28.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.377448	12.226601	7.46%	13
2018	15.457514	11.377448	-26.40%	14
2017	16.247100	15.457514	-4.86%	90
2016	12.436234	16.247100	30.64%	94
2015	16.037774	12.436234	-22.46%	98
2014	18.789202	16.037774	-14.64%	102
2013	15.467253	18.789202	21.48%	5,629
2012	15.093369	15.467253	2.48%	5,843
2011	16.270402	15.093369	-7.23%	5,953
2010	13.954374	16.270402	16.60%	5,953
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.722215	28.260684	24.37%	4,030
2018	25.392289	22.722215	-10.52%	4,332
2017	23.034602	25.392289	10.24%	4,565
2016	19.997803	23.034602	15.19%	5,548
2015	21.341819	19.997803	-6.30%	10,380
2014	20.105852	21.341819	6.15%	22,869
2013	16.074337	20.105852	25.08%	61,604
2012	14.034687	16.074337	14.53%	79,144
2011	14.249134	14.034687	-1.50%	121,330
2010	12.671706	14.249134	12.45%	152,363
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.352701	14.405769	26.89%	0
2018	12.778265	11.352701	-11.16%	0
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	30.369880	39.813864	31.10%	1,030
2018	31.175837	30.369880	-2.59%	1,073
2017	23.631016	31.175837	31.93%	1,324
2016	24.016745	23.631016	-1.61%	2,125
2015	22.959261	24.016745	4.61%	5,048
2014	21.136011	22.959261	8.63%	10,822
2013	15.882414	21.136011	33.08%	13,563
2012	14.188613	15.882414	11.94%	32,409
2011	14.504432	14.188613	-2.18%	45,006
2010	11.967217	14.504432	21.20%	56,586

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.745848	13.644734	7.05%	31,354
2018	13.130819	12.745848	-2.93%	35,738
2017	12.903428	13.130819	1.76%	46,463
2016	12.621001	12.903428	2.24%	78,026
2015	13.008876	12.621001	-2.98%	110,447
2014	12.587552	13.008876	3.35%	188,683
2013	13.135777	12.587552	-4.17%	442,524
2012	12.712726	13.135777	3.33%	604,782
2011	12.137372	12.712726	4.74%	711,838
2010	11.533473	12.137372	5.24%	946,334
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	35.434968	42.707750	20.52%	8,918
2018	42.496135	35.434968	-16.62%	10,089
2017	36.027917	42.496135	17.95%	12,547
2016	32.895161	36.027917	9.52%	14,212
2015	34.174658	32.895161	-3.74%	16,271
2014	32.938845	34.174658	3.75%	39,436
2013	24.775344	32.938845	32.95%	51,363
2012	22.102308	24.775344	12.09%	87,493
2011	25.336905	22.102308	-12.77%	127,740
2010	20.139013	25.336905	25.81%	171,581
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.174452	25.169647	24.76%	126
2018	24.275683	20.174452	-16.89%	126
2017	19.084347	24.275683	27.20%	120
2016	20.587144	19.084347	-7.30%	281
2015	20.368144	20.587144	1.08%	1,259
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.939185	13.160509	20.31%	0
2018	11.952532	10.939185	-8.48%	0
2017	11.770457	11.952532	1.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	27.435393	35.999748	31.22%	0
2018	33.989532	27.435393	-19.28%	0
2017	29.167317	33.989532	16.53%	0
2016	27.277298	29.167317	6.93%	0
2015	28.795441	27.277298	-5.27%	348
2014	27.628709	28.795441	4.22%	605
2013	21.688856	27.628709	27.39%	844
2012	17.445015	21.688856	24.33%	4,136
2011	19.599000	17.445015	-10.99%	10,327
2010	15.853676	19.599000	23.62%	11,595

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.768095	13.801922	17.28%	0
2018	13.312712	11.768095	-11.60%	0
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.522841	16.492701	13.56%	8,476
2018	15.511380	14.522841	-6.37%	9,058
2017	14.453121	15.511380	7.32%	9,376
2016	12.953262	14.453121	11.58%	11,569
2015	14.242671	12.953262	-9.05%	19,262
2014	13.913401	14.242671	2.37%	21,076
2013	12.479263	13.913401	11.49%	34,122
2012	11.321632	12.479263	10.22%	46,919
2011	11.300407	11.321632	0.19%	53,697
2010	10.249637	11.300407	10.25%	72,589
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	27.341926	34.574884	26.45%	185
2018	29.440301	27.341926	-7.13%	228
2017	24.954741	29.440301	17.97%	233
2016	21.976001	24.954741	13.55%	305
2015	23.309221	21.976001	-5.72%	2,422
2014	21.910146	23.309221	6.39%	7,855
2013	17.265403	21.910146	26.90%	15,364
2012	15.760427	17.265403	9.55%	28,562
2011	15.194446	15.760427	3.72%	66,066
2010	12.870931	15.194446	18.05%	80,314
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	31.976120	39.532681	23.63%	7,213
2018	37.513491	31.976120	-14.76%	8,048
2017	34.645022	37.513491	8.28%	9,938
2016	27.194497	34.645022	27.40%	14,238
2015	30.008931	27.194497	-9.38%	19,805
2014	30.494332	30.008931	-1.59%	30,221
2013	22.874618	30.494332	33.31%	67,156
2012	19.747243	22.874618	15.84%	120,597
2011	20.968819	19.747243	-5.83%	171,156
2010	16.712457	20.968819	25.47%	193,112

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.509841	11.789653	23.97%	1,837
2018	11.543411	9.509841	-17.62%	1,897
2017	8.401248	11.543411	37.40%	1,955
2016	7.310217	8.401248	14.92%	1,955
2015	9.292655	7.310217	-21.33%	1,955
2014*	10.000000	9.292655	-7.07%	1,955
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	18.289617	20.138649	10.11%	4,228
2018	22.107857	18.289617	-17.27%	4,337
2017	19.360291	22.107857	14.19%	4,871
2016	18.459966	19.360291	4.88%	7,358
2015	20.175705	18.459966	-8.50%	8,806
2014	23.202028	20.175705	-13.04%	20,325
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
2010	17.968563	19.060655	6.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.066467	9.050117	-0.18%	354
2018	9.090652	9.066467	-0.27%	369
2017	9.114324	9.090652	-0.26%	721
2016	9.048141	9.114324	0.73%	752
2015	9.662976	9.048141	-6.36%	785
2014	9.697542	9.662976	-0.36%	818
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.198599	12.265831	9.53%	0
2018	11.964845	11.198599	-6.40%	0
2017	10.809643	11.964845	10.69%	0
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.351537	9.957744	6.48%	0
2018*	10.000000	9.351537	-6.48%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.225443	9.479650	2.76%	0
2018	9.933364	9.225443	-7.13%	0
2017	9.791217	9.933364	1.45%	0
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.605397	22.167202	33.49%	0
2018	17.659430	16.605397	-5.97%	0
2017	14.206544	17.659430	24.30%	260
2016	14.230801	14.206544	-0.17%	1,219
2015	13.883995	14.230801	2.50%	3,861
2014	13.117540	13.883995	5.84%	5,521
2013	9.589447	13.117540	36.79%	6,377
2012*	10.000000	9.589447	-4.11%	14,101
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.768190	15.621784	22.35%	8,098
2018	14.762864	12.768190	-13.51%	7,817
2017	13.158174	14.762864	12.20%	7,859
2016	11.882435	13.158174	10.74%	7,985
2015	12.686635	11.882435	-6.34%	8,166
2014	12.446443	12.686635	1.93%	7,907
2013	9.901440	12.446443	25.70%	8,023
2012*	10.000000	9.901440	-0.99%	5,850
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	30.917227	39.768315	28.63%	0
2018	36.487717	30.917227	-15.27%	0
2017	27.352371	36.487717	33.40%	0
2016	27.995705	27.352371	-2.30%	889
2015	27.597404	27.995705	1.44%	814
2014	27.635635	27.597404	-0.14%	827
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.528618	10.312684	8.23%	0
2018	10.202280	9.528618	-6.60%	0
2017	9.832291	10.202280	3.76%	0
2016	9.455343	9.832291	3.99%	0
2015	9.910067	9.455343	-4.59%	0
2014	9.881618	9.910067	0.29%	0
2013	10.135959	9.881618	-2.51%	950
2012*	10.000000	10.135959	1.36%	1,065
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.401427	10.518698	25.20%	2,025
2018	10.674191	8.401427	-21.29%	2,022
2017	8.626656	10.674191	23.73%	1,971
2016	9.061745	8.626656	-4.80%	2,135
2015	8.981906	9.061745	0.89%	2,250
2014*	10.000000	8.981906	-10.18%	2,969

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	24.506571	31.590386	28.91%	4,865
2018	27.255184	24.506571	-10.08%	5,173
2017	23.879637	27.255184	14.14%	11,674
2016	21.925576	23.879637	8.91%	30,473
2015	21.732156	21.925576	0.89%	50,795
2014	20.117327	21.732156	8.03%	84,716
2013	15.641602	20.117327	28.61%	263,500
2012	13.709058	15.641602	14.10%	446,619
2011	14.053857	13.709058	-2.45%	614,876
2010	12.400019	14.053857	13.34%	732,033
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	34.004864	41.969466	23.42%	2,037
2018	38.850959	34.004864	-12.47%	1,868
2017	34.853759	38.850959	11.47%	2,003
2016	30.268263	34.853759	15.15%	2,998
2015	32.940791	30.268263	-8.11%	3,713
2014	30.150620	32.940791	9.25%	6,205
2013	21.911475	30.150620	37.60%	7,036
2012	19.031177	21.911475	15.13%	8,128
2011	19.923293	19.031177	-4.48%	10,761
2010	16.545827	19.923293	20.41%	13,979
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.798935	16.442838	19.16%	0
2018	14.915146	13.798935	-7.48%	0
2017	12.887018	14.915146	15.74%	0
2016	13.516544	12.887018	-4.66%	0
2015	15.071585	13.516544	-10.32%	3,087
2014	16.258919	15.071585	-7.30%	3,208
2013	13.278794	16.258919	22.44%	247
2012	11.387526	13.278794	16.61%	12,263
2011	12.540990	11.387526	-9.20%	19,567
2010	11.793245	12.540990	6.34%	27,109
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.055746	13.116950	8.80%	306
2018	12.588347	12.055746	-4.23%	320
2017	12.058784	12.588347	4.39%	0
2016	10.606145	12.058784	13.70%	0
2015	11.593376	10.606145	-8.52%	0
2014	11.626646	11.593376	-0.29%	0
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.615671	21.077367	34.98%	0
2018	15.970106	15.615671	-2.22%	0
2017	12.860821	15.970106	24.18%	0
2016	12.385199	12.860821	3.84%	0
2015	13.433879	12.385199	-7.81%	0
2014	12.727484	13.433879	5.55%	0
2013	10.010170	12.727484	27.15%	698
2012*	10.000000	10.010170	0.10%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	24.797119	29.668485	19.64%	5,748
2018	25.236191	24.797119	-1.74%	5,403
2017	21.830064	25.236191	15.60%	5,403
2016	21.383830	21.830064	2.09%	5,403
2015	21.764357	21.383830	-1.75%	6,425
2014	20.549593	21.764357	5.91%	6,425
2013	17.529631	20.549593	17.23%	6,082
2012	15.802167	17.529631	10.93%	4,771
2011	15.932725	15.802167	-0.82%	2,495
2010	15.059825	15.932725	5.80%	811
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.506551	10.165199	6.93%	0
2018	9.843212	9.506551	-3.42%	0
2017	9.732570	9.843212	1.14%	0
2016	9.729662	9.732570	0.03%	1,790
2015*	10.000000	9.729662	-2.70%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	37.858879	50.696925	33.91%	1,058
2018	38.041693	37.858879	-0.48%	1,156
2017	29.904584	38.041693	27.21%	3,246
2016	29.977540	29.904584	-0.24%	4,680
2015	27.369044	29.977540	9.53%	4,419
2014	25.786819	27.369044	6.14%	23,778
2013	20.134433	25.786819	28.07%	32,866
2012	16.613905	20.134433	21.19%	45,753
2011	18.244750	16.613905	-8.94%	50,406
2010	17.510807	18.244750	4.19%	69,401
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.418409	31.768469	41.71%	0
2018	22.707432	22.418409	-1.27%	0
2017	16.012636	22.707432	41.81%	0
2016	14.372584	16.012636	11.41%	0
2015	14.036304	14.372584	2.40%	0
2014	13.118419	14.036304	7.00%	0
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.599267	29.259051	23.98%	0
2018	28.423350	23.599267	-16.97%	0
2017	22.205458	28.423350	28.00%	0
2016	24.323641	22.205458	-8.71%	0
2015	27.258392	24.323641	-10.77%	0
2014	31.692977	27.258392	-13.99%	471
2013	28.341566	31.692977	11.83%	1,520
2012	25.592595	28.341566	10.74%	2,079
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	336
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.414679	9.727532	15.60%	0
2018	10.560419	8.414679	-20.32%	0
2017	8.442430	10.560419	25.09%	0
2016	7.143017	8.442430	18.19%	0
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.760634	10.354015	6.08%	0
2018	10.079764	9.760634	-3.17%	0
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.413738	21.307718	38.24%	0
2018	16.029715	15.413738	-3.84%	0
2017	12.966452	16.029715	23.62%	0
2016	12.178962	12.966452	6.47%	101
2015	12.719544	12.178962	-4.25%	110
2014	14.052265	12.719544	-9.48%	118
2013	10.169223	14.052265	38.18%	1,004
2012*	10.000000	10.169223	1.69%	1,042
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	27.919561	35.380210	26.72%	21,146
2018	31.833653	27.919561	-12.30%	23,337
2017	27.721655	31.833653	14.83%	29,459
2016	24.898953	27.721655	11.34%	45,417
2015	25.685975	24.898953	-3.06%	62,426
2014	23.820115	25.685975	7.83%	109,310
2013	17.952750	23.820115	32.68%	243,846
2012	15.833392	17.952750	13.39%	392,308
2011	16.256404	15.833392	-2.60%	547,959
2010	14.937872	16.256404	8.83%	649,759
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.795385	7.95%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.688386	20.518715	22.95%	1,614
2018	18.894659	16.688386	-11.68%	1,752
2017	15.225177	18.894659	24.10%	4,359
2016	14.983190	15.225177	1.62%	5,534
2015	14.402140	14.983190	4.03%	6,143
2014	14.553727	14.402140	-1.04%	8,007
2013	11.653050	14.553727	24.89%	8,346
2012	10.273024	11.653050	13.43%	10,902
2011	10.688282	10.273024	-3.89%	10,405
2010*	10.000000	10.688282	6.88%	2,403
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.360579	16.882600	36.58%	0
2018	12.561418	12.360579	-1.60%	0
2017	10.020623	12.561418	25.36%	0
2016	9.674986	10.020623	3.57%	0
2015*	10.000000	9.674986	-3.25%	1,077
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	12.155174	13.155878	8.23%	0
2018	12.537914	12.155174	-3.05%	0
2017	12.099402	12.537914	3.62%	338
2016	11.680061	12.099402	3.59%	338
2015	12.036895	11.680061	-2.96%	624
2014	11.436161	12.036895	5.25%	1,860
2013	11.755656	11.436161	-2.72%	5,167
2012	11.003070	11.755656	6.84%	5,632
2011	10.667727	11.003070	3.14%	10,779
2010	10.202356	10.667727	4.56%	12,396
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	20.990097	23.449134	11.72%	0
2018	23.079845	20.990097	-9.05%	0
2017	21.522470	23.079845	7.24%	0
2016	19.889548	21.522470	8.21%	0
2015	20.568384	19.889548	-3.30%	0
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.131816	11.425594	25.12%	0
2018	10.133063	9.131816	-9.88%	0
2017	9.200867	10.133063	10.13%	0
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.717467	20.284206	21.34%	0
2018	18.409004	16.717467	-9.19%	0
2017	16.007880	18.409004	15.00%	0
2016	14.736950	16.007880	8.62%	292
2015	16.223591	14.736950	-9.16%	303
2014	16.929575	16.223591	-4.17%	313
2013	13.114994	16.929575	29.09%	1,229
2012	10.930588	13.114994	19.98%	1,056
2011	11.272959	10.930588	-3.04%	182
2010*	10.000000	11.272959	12.73%	187
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.122900	17.873166	18.19%	167,276
2018	16.267056	15.122900	-7.03%	189,455
2017	14.356105	16.267056	13.31%	218,878
2016	13.459339	14.356105	6.66%	293,902
2015	13.621024	13.459339	-1.19%	362,386
2014	13.258642	13.621024	2.73%	573,322
2013	10.990690	13.258642	20.64%	582,919
2012	9.707105	10.990690	13.22%	833,802
2011	9.828613	9.707105	-1.24%	1,101,970
2010	8.966848	9.828613	9.61%	1,319,470
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.478704	11.174531	6.64%	253,601
2018	10.826425	10.478704	-3.21%	294,292
2017	10.719359	10.826425	1.00%	313,895
2016	10.671398	10.719359	0.45%	310,781
2015	10.931131	10.671398	-2.38%	365,116
2014	10.641514	10.931131	2.72%	588,748
2013	11.162660	10.641514	-4.67%	591,654
2012	10.868716	11.162660	2.70%	674,065
2011	10.505524	10.868716	3.46%	826,683
2010	10.129525	10.505524	3.71%	881,686
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.723552	22.055307	31.88%	4,369
2018	18.871373	16.723552	-11.38%	4,458
2017	14.724805	18.871373	28.16%	7,061
2016	15.019315	14.724805	-1.96%	9,788
2015	14.406712	15.019315	4.25%	10,883
2014	14.457887	14.406712	-0.35%	20,128
2013	11.485739	14.457887	25.88%	27,967
2012	9.615008	11.485739	19.46%	33,322
2011	10.834550	9.615008	-11.26%	40,313
2010	9.948218	10.834550	8.91%	39,622

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.611616	23.727078	27.49%	3,978
2018	19.148626	18.611616	-2.80%	3,855
2017	15.311760	19.148626	25.06%	5,160
2016	14.346869	15.311760	6.73%	9,978
2015	13.776670	14.346869	4.14%	13,287
2014	13.028408	13.776670	5.74%	35,375
2013	10.272722	13.028408	26.83%	57,795
2012	8.942733	10.272722	14.87%	76,704
2011	9.588362	8.942733	-6.73%	107,963
2010	8.290539	9.588362	15.65%	143,970
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.490343	19.047774	22.97%	171,317
2018	16.186356	15.490343	-4.30%	191,388
2017	13.566221	16.186356	19.31%	232,794
2016	12.479772	13.566221	8.71%	276,023
2015	12.616898	12.479772	-1.09%	328,762
2014	11.697730	12.616898	7.86%	551,506
2013	8.990572	11.697730	30.11%	596,515
2012	7.849255	8.990572	14.54%	853,962
2011	8.204802	7.849255	-4.33%	1,137,810
2010	7.555705	8.204802	8.59%	1,201,321
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.195862	15.164280	6.82%	4,400
2018	14.857945	14.195862	-4.46%	5,002
2017	14.279389	14.857945	4.05%	6,182
2016	13.430901	14.279389	6.32%	7,608
2015	14.134577	13.430901	-4.98%	9,741
2014	13.905116	14.134577	1.65%	14,673
2013	14.372269	13.905116	-3.25%	32,136
2012	13.085829	14.372269	9.83%	45,374
2011	12.669703	13.085829	3.28%	44,851
2010	11.708373	12.669703	8.21%	52,764
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	25.308546	31.452379	24.28%	788
2018	27.953223	25.308546	-9.46%	817
2017	24.272186	27.953223	15.17%	3,434
2016	21.096566	24.272186	15.05%	11,056
2015	23.062893	21.096566	-8.53%	19,413
2014	21.638154	23.062893	6.58%	31,196
2013	16.343914	21.638154	32.39%	87,119
2012	14.135318	16.343914	15.62%	156,316
2011	14.823207	14.135318	-4.64%	205,204
2010	13.121885	14.823207	12.97%	241,070

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.664543	10.870106	12.47%	0
2018	10.792361	9.664543	-10.45%	0
2017	9.312181	10.792361	15.90%	0
2016	9.241315	9.312181	0.77%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.036506	10.467508	4.29%	0
2018*	10.000000	10.036506	0.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.691138	22.108055	12.27%	396
2018	20.748474	19.691138	-5.10%	410
2017	19.861050	20.748474	4.47%	442
2016	17.779282	19.861050	11.71%	479
2015	18.656443	17.779282	-4.70%	555
2014	18.592204	18.656443	0.35%	615
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	145
2011	15.583969	15.831907	1.59%	154
2010	14.074796	15.583969	10.72%	332
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.142995	18.979155	25.33%	92
2018	16.293593	15.142995	-7.06%	91
2017	13.345990	16.293593	22.09%	102
2016	12.011599	13.345990	11.11%	119
2015	12.423731	12.011599	-3.32%	8,459
2014	11.915168	12.423731	4.27%	8,469
2013	8.483640	11.915168	40.45%	1,144
2012	7.421099	8.483640	14.32%	2,159
2011	8.584485	7.421099	-13.55%	5,138
2010	7.603174	8.584485	12.91%	6,617
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.508635	12.359548	29.98%	9,791
2018	11.663081	9.508635	-18.47%	10,423
2017	9.494091	11.663081	22.85%	26,429
2016	9.948025	9.494091	-4.56%	73,022
2015	10.233633	9.948025	-2.79%	111,775
2014	10.601854	10.233633	-3.47%	160,161
2013	8.948602	10.601854	18.47%	435,123
2013	8.948602	10.601854	18.47%	435,123
2012	7.916925	8.948602	13.03%	743,214
2011	8.952102	7.916925	-11.56%	904,005
2010	8.038841	8.952102	11.36%	987,304

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	25.177467	31.786202	26.25%	4,690
2018	25.805454	25.177467	-2.43%	5,219
2017	21.930781	25.805454	17.67%	11,923
2016	20.161635	21.930781	8.77%	29,417
2015	20.469179	20.161635	-1.50%	47,126
2014	18.708276	20.469179	9.41%	80,317
2013	14.618193	18.708276	27.98%	246,778
2012	13.122958	14.618193	11.39%	413,419
2011	13.360187	13.122958	-1.78%	553,743
2010	12.058938	13.360187	10.79%	669,542
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.650907	15.344990	21.30%	0
2018	14.487281	12.650907	-12.68%	0
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	4,717
2010	7.990243	8.987924	12.49%	4,717
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.113597	13.770935	13.68%	149,450
2018	13.204415	12.113597	-8.26%	165,233
2017	12.042402	13.204415	9.65%	207,284
2016	11.597835	12.042402	3.83%	242,465
2015	11.979598	11.597835	-3.19%	270,076
2014	11.738363	11.979598	2.06%	336,989
2013	10.462682	11.738363	12.19%	365,359
2012	9.628146	10.462682	8.67%	509,653
2011	9.973398	9.628146	-3.46%	720,941
2010	9.231775	9.973398	8.03%	726,285
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.604944	14.830424	17.66%	4,589
2018	14.028220	12.604944	-10.15%	4,589
2017	12.378948	14.028220	13.32%	22,032
2016	11.787153	12.378948	5.02%	22,653
2015	12.208387	11.787153	-3.45%	28,873
2014	11.916848	12.208387	2.45%	753,952
2013	10.044574	11.916848	18.64%	1,567,570
2012	9.033388	10.044574	11.19%	1,639,763
2011	9.561116	9.033388	-5.52%	1,692,557
2010	8.693971	9.561116	9.97%	1,679,709

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.137307	12.060734	8.29%	45,819
2018	11.687887	11.137307	-4.71%	55,762
2017	11.229913	11.687887	4.08%	44,525
2016	10.969941	11.229913	2.37%	62,695
2015	11.293880	10.969941	-2.87%	70,433
2014	11.169368	11.293880	1.11%	120,016
2013	10.878184	11.169368	2.68%	111,385
2012	10.342256	10.878184	5.18%	101,214
2011	10.421908	10.342256	-0.76%	160,510
2010	9.972650	10.421908	4.50%	50,120
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.644479	11.858509	11.41%	0
2018	11.700181	10.644479	-9.02%	0
2017	10.418161	11.700181	12.31%	0
2016	10.085979	10.418161	3.29%	0
2015	10.770090	10.085979	-6.35%	0
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.923746	12.336621	12.93%	0
2018	12.015002	10.923746	-9.08%	0
2017	10.423700	12.015002	15.27%	0
2016	10.029050	10.423700	3.94%	0
2015	10.774906	10.029050	-6.92%	0
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.410639	14.347287	15.60%	312,138
2018	13.652407	12.410639	-9.10%	366,262
2017	12.241457	13.652407	11.53%	389,584
2016	11.719853	12.241457	4.45%	438,319
2015	12.106433	11.719853	-3.19%	461,852
2014	11.831720	12.106433	2.32%	663,598
2013	10.264140	11.831720	15.27%	777,627
2012	9.335399	10.264140	9.95%	799,686
2011	9.767952	9.335399	-4.43%	865,636
2010	8.963277	9.767952	8.98%	1,043,635

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.603492	15.074213	19.60%	2,950
2018	14.234845	12.603492	-11.46%	3,724
2017	12.320440	14.234845	15.54%	50,679
2016	11.702050	12.320440	5.28%	107,472
2015	12.142278	11.702050	-3.63%	235,622
2014	11.867707	12.142278	2.31%	295,577
2013	9.759166	11.867707	21.61%	465,441
2012	8.704464	9.759166	12.12%	1,449,854
2011	9.331274	8.704464	-6.72%	1,554,523
2010	8.415919	9.331274	10.88%	1,555,912
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.880450	13.287617	11.84%	33,901
2018	12.750318	11.880450	-6.82%	36,915
2017	11.857478	12.750318	7.53%	44,572
2016	11.431632	11.857478	3.73%	48,729
2015	11.808623	11.431632	-3.19%	89,640
2014	11.594761	11.808623	1.84%	79,419
2013	10.652325	11.594761	8.85%	83,091
2012	9.893273	10.652325	7.67%	116,595
2011	10.137580	9.893273	-2.41%	160,958
2010	9.501879	10.137580	6.69%	111,118
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.045570	14.359015	10.07%	17,948
2018	15.815285	13.045570	-17.51%	16,333
2017	13.169760	15.815285	20.09%	28,038
2016	13.309931	13.169760	-1.05%	65,120
2015	14.154944	13.309931	-5.97%	91,167
2014	15.749135	14.154944	-10.12%	120,744
2013	13.402022	15.749135	17.51%	313,952
2012	11.455869	13.402022	16.99%	537,347
2011	13.368509	11.455869	-14.31%	650,444
2010	12.846780	13.368509	4.06%	673,138
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.495801	12.227012	6.36%	16,922
2018	11.831188	11.495801	-2.83%	19,087
2017	11.605378	11.831188	1.95%	19,813
2016	11.294355	11.605378	2.75%	24,049
2015	11.645063	11.294355	-3.01%	29,155
2014	11.368969	11.645063	2.43%	75,122
2013	11.871478	11.368969	-4.23%	232,151
2012	11.288265	11.871478	5.17%	277,828
2011	10.858224	11.288265	3.96%	362,461
2010	10.392365	10.858224	4.48%	481,308

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.161104	13.041281	7.24%	226
2018	12.613126	12.161104	-3.58%	263
2017	12.421582	12.613126	1.54%	274
2016	12.283974	12.421582	1.12%	425
2015	12.619173	12.283974	-2.66%	691
2014	12.296182	12.619173	2.63%	2,017
2013	12.829222	12.296182	-4.15%	3,356
2012	12.240525	12.829222	4.81%	2,283
2011	11.795397	12.240525	3.77%	2,808
2010	11.149811	11.795397	5.79%	8,504
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.912033	13.959875	17.19%	0
2018	13.556088	11.912033	-12.13%	0
2017	11.751322	13.556088	15.36%	0
2016	10.781102	11.751322	9.00%	0
2015	11.377433	10.781102	-5.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.354795	13.056553	14.99%	0
2018	12.590081	11.354795	-9.81%	0
2017	11.302503	12.590081	11.39%	0
2016	10.618948	11.302503	6.44%	0
2015	11.046898	10.618948	-3.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	26.977567	32.380628	20.03%	243
2018	33.486076	26.977567	-19.44%	263
2017	24.230819	33.486076	38.20%	271
2016	23.038728	24.230819	5.17%	280
2015	28.108133	23.038728	-18.04%	290
2014	30.472073	28.108133	-7.76%	300
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	856
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.257510	11.706201	3.99%	19,220
2018	11.511763	11.257510	-2.21%	21,184
2017	11.523812	11.511763	-0.10%	33,632
2016	11.689619	11.523812	-1.42%	62,944
2015	11.959489	11.689619	-2.26%	90,280
2014	11.688212	11.959489	2.32%	158,004
2013	12.449973	11.688212	-6.12%	359,980
2012	12.346802	12.449973	0.84%	504,489
2011	11.763830	12.346802	4.96%	587,348
2010	11.473635	11.763830	2.53%	772,718

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.385844	8.351727	-0.41%	16,099
2018	8.453569	8.385844	-0.80%	16,590
2017	8.602538	8.453569	-1.73%	20,897
2016	8.790365	8.602538	-2.14%	53,204
2015	8.983507	8.790365	-2.15%	80,639
2014	9.180892	8.983507	-2.15%	104,664
2013	9.382613	9.180892	-2.15%	135,911
2012	9.589344	9.382613	-2.16%	247,567
2011	9.799448	9.589344	-2.14%	344,866
2010	10.014756	9.799448	-2.15%	426,051
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.154914	9.488805	16.36%	534
2018	9.783358	8.154914	-16.65%	640
2017	7.867512	9.783358	24.35%	667
2016	7.989281	7.867512	-1.52%	795
2015	8.436587	7.989281	-5.30%	847
2014	8.684487	8.436587	-2.85%	1,022
2013	7.549373	8.684487	15.04%	2,112
2012	6.696046	7.549373	12.74%	3,729
2011	7.603263	6.696046	-11.93%	5,925
2010	6.876080	7.603263	10.58%	8,546
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.868141	10.517302	18.60%	0
2018	10.555272	8.868141	-15.98%	47
2017	8.666856	10.555272	21.79%	46
2016	8.810672	8.666856	-1.63%	198
2015	9.131144	8.810672	-3.51%	211
2014	9.947346	9.131144	-8.21%	1,506
2013	8.400722	9.947346	18.41%	2,409
2012	7.262970	8.400722	15.67%	2,284
2011	8.516680	7.262970	-14.72%	3,411
2010	8.104100	8.516680	5.09%	3,540
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.077179	29.150760	21.07%	51
2018	27.000150	24.077179	-10.83%	69
2017	23.297886	27.000150	15.89%	63,225
2016	21.749160	23.297886	7.12%	138,265
2015	22.451176	21.749160	-3.13%	275,362
2014	21.854938	22.451176	2.73%	459,223
2013	17.552359	21.854938	24.51%	571,335
2012	15.477474	17.552359	13.41%	739,927
2011	16.464175	15.477474	-5.99%	1,105,234
2010	14.678362	16.464175	12.17%	1,215,181

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.218522	17.175879	12.86%	67,268
2018	16.347581	15.218522	-6.91%	78,168
2017	15.032484	16.347581	8.75%	90,040
2016	14.451064	15.032484	4.02%	98,719
2015	14.794290	14.451064	-2.32%	93,888
2014	14.456487	14.794290	2.34%	132,475
2013	13.025523	14.456487	10.99%	74,861
2012	12.170096	13.025523	7.03%	39,420
2011	12.327843	12.170096	-1.28%	31,555
2010	11.472614	12.327843	7.45%	17,562
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.828259	20.923620	17.36%	0
2018	19.482920	17.828259	-8.49%	0
2017	17.341670	19.482920	12.35%	3,639
2016	16.448610	17.341670	5.43%	10,240
2015	16.899940	16.448610	-2.67%	10,240
2014	16.415705	16.899940	2.95%	53,057
2013	14.039375	16.415705	16.93%	166,773
2012	12.782689	14.039375	9.83%	173,808
2011	13.186361	12.782689	-3.06%	186,491
2010	12.028785	13.186361	9.62%	210,987
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.952899	13.882676	7.18%	74,629
2018	13.482227	12.952899	-3.93%	79,477
2017	13.036782	13.482227	3.42%	105,159
2016	12.777624	13.036782	2.03%	153,048
2015	13.023907	12.777624	-1.89%	117,655
2014	12.811652	13.023907	1.66%	151,274
2013	12.489681	12.811652	2.58%	153,979
2012	12.136632	12.489681	2.91%	161,074
2011	12.049500	12.136632	0.72%	178,674
2010	11.628939	12.049500	3.62%	153,987
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.722252	11.855488	10.57%	0
2018	11.612473	10.722252	-7.67%	0
2017	10.406707	11.612473	11.59%	0
2016	10.060490	10.406707	3.44%	0
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.008152	12.413972	12.77%	0
2018	11.976515	11.008152	-8.09%	0
2017	10.463874	11.976515	14.46%	0
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	4,342
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.688730	21.532004	15.21%	446,186
2018	20.252047	18.688730	-7.72%	506,078
2017	18.326645	20.252047	10.51%	555,095
2016	17.479615	18.326645	4.85%	611,782
2015	17.923691	17.479615	-2.48%	728,937
2014	17.415214	17.923691	2.92%	1,298,293
2013	15.260369	17.415214	14.12%	2,369,677
2012	14.074710	15.260369	8.42%	3,104,267
2011	14.389123	14.074710	-2.19%	4,314,233
2010	13.258157	14.389123	8.53%	5,946,774
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.849544	26.046655	19.21%	3,968
2018	24.202485	21.849544	-9.72%	3,968
2017	21.197228	24.202485	14.18%	28,609
2016	19.968070	21.197228	6.16%	80,728
2015	20.556890	19.968070	-2.86%	181,486
2014	20.016368	20.556890	2.70%	615,006
2013	16.715505	20.016368	19.75%	1,293,185
2012	15.017217	16.715505	11.31%	3,199,557
2011	15.679972	15.017217	-4.23%	4,099,369
2010	14.201595	15.679972	10.41%	4,707,626
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.830070	17.578261	11.04%	61,994
2018	16.807093	15.830070	-5.81%	66,682
2017	15.726681	16.807093	6.87%	83,701
2016	15.204169	15.726681	3.44%	137,969
2015	15.543013	15.204169	-2.18%	180,838
2014	15.165754	15.543013	2.49%	249,241
2013	14.026830	15.165754	8.12%	350,128
2012	13.268954	14.026830	5.71%	476,577
2011	13.285812	13.268954	-0.13%	899,408
2010	12.512027	13.285812	6.18%	1,102,878
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.413228	4.13%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.712323	7.12%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.536444	21.070645	27.42%	3,125
2018	17.487852	16.536444	-5.44%	3,207
2017	13.759602	17.487852	27.10%	8,260
2016	13.786714	13.759602	-0.20%	21,273
2015	13.662073	13.786714	0.91%	32,755
2014	12.675861	13.662073	7.78%	50,144
2013	9.637576	12.675861	31.53%	157,462
2012	8.480971	9.637576	13.64%	281,334
2011	8.956444	8.480971	-5.31%	412,184
2010	7.934473	8.956444	12.88%	499,141
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.779946	12.549192	16.41%	0
2018	11.576191	10.779946	-6.88%	0
2017	10.063345	11.576191	15.03%	0
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.097898	14.440108	19.36%	0
2018	12.692055	12.097898	-4.68%	0
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.546708	35.673681	34.38%	14,492
2018	27.557982	26.546708	-3.67%	15,787
2017	22.162481	27.557982	24.35%	20,904
2016	21.919384	22.162481	1.11%	27,284
2015	21.370417	21.919384	2.57%	36,711
2014	20.117464	21.370417	6.23%	72,642
2013	15.085423	20.117464	33.36%	105,354
2012	13.019223	15.085423	15.87%	189,065
2011	13.645142	13.019223	-4.59%	330,488
2010	12.850326	13.645142	6.19%	411,662
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.201583	27.520958	23.96%	853
2018	25.066145	22.201583	-11.43%	866
2017	23.622064	25.066145	6.11%	1,691
2016	20.080778	23.622064	17.64%	3,134
2015	21.475997	20.080778	-6.50%	8,856
2014	19.431838	21.475997	10.52%	41,130
2013	15.081830	19.431838	28.84%	58,362
2012	13.468372	15.081830	11.98%	103,815
2011	13.697071	13.468372	-1.67%	163,849
2010	12.370863	13.697071	10.72%	209,166

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.662241	42.617280	22.95%	120
2018	39.979823	34.662241	-13.30%	113
2017	35.287508	39.979823	13.30%	252
2016	29.978156	35.287508	17.71%	1,071
2015	31.433486	29.978156	-4.63%	1,885
2014	29.358496	31.433486	7.07%	4,499
2013	22.550669	29.358496	30.19%	5,492
2012	19.619205	22.550669	14.94%	10,762
2011	20.572894	19.619205	-4.64%	13,132
2010	16.659428	20.572894	23.49%	25,022
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.179275	14.992480	13.76%	951
2018	16.295571	13.179275	-19.12%	898
2017	13.589991	16.295571	19.91%	1,832
2016	13.228809	13.589991	2.73%	2,425
2015	14.283110	13.228809	-7.38%	2,989
2014	16.160982	14.283110	-11.62%	7,866
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	374
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.438769	16.450306	22.41%	8,670
2018	15.572352	13.438769	-13.70%	8,344
2017	13.915025	15.572352	11.91%	8,758
2016	12.253720	13.915025	13.56%	10,047
2015	12.968676	12.253720	-5.51%	12,869
2014	12.022173	12.968676	7.87%	16,317
2013	9.099031	12.022173	32.13%	17,956
2012	7.908241	9.099031	15.06%	15,692
2011	8.606015	7.908241	-8.11%	33,154
2010	7.800703	8.606015	10.32%	47,309
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.040861	20.650754	21.18%	4,713
2018	20.055989	17.040861	-15.03%	4,747
2017	18.003799	20.055989	11.40%	11,137
2016	15.645570	18.003799	15.07%	28,727
2015	16.464495	15.645570	-4.97%	47,747
2014	14.378908	16.464495	14.50%	73,383
2013	10.830592	14.378908	32.76%	212,573
2012	9.513974	10.830592	13.84%	396,174
2011	9.953671	9.513974	-4.42%	521,387
2010	8.502885	9.953671	17.06%	594,750

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.750877	31.462047	32.47%	0
2018	26.449070	23.750877	-10.20%	0
2017	21.684027	26.449070	21.97%	146
2016	20.506683	21.684027	5.74%	301
2015	20.846898	20.506683	-1.63%	307
2014	20.777610	20.846898	0.33%	1,328
2013	14.750783	20.777610	40.86%	1,441
2012	13.330323	14.750783	10.66%	1,991
2011	13.740977	13.330323	-2.99%	2,938
2010	11.224708	13.740977	22.42%	3,297
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	30.496861	35.418855	16.14%	86
2018	37.611412	30.496861	-18.92%	76
2017	35.341883	37.611412	6.42%	78
2016	28.751638	35.341883	22.92%	42
2015	31.355557	28.751638	-8.30%	48
2014	30.013992	31.355557	4.47%	0
2013	21.905542	30.013992	37.02%	0
2012	18.609309	21.905542	17.71%	933
2011	20.114343	18.609309	-7.48%	1,283
2010	16.253001	20.114343	23.76%	1,204
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	30.053136	36.862831	22.66%	125
2018	35.240155	30.053136	-14.72%	131
2017	31.813092	35.240155	10.77%	133
2016	26.529328	31.813092	19.92%	386
2015	27.636056	26.529328	-4.00%	588
2014	28.087212	27.636056	-1.61%	2,005
2013	20.422430	28.087212	37.53%	3,017
2012	18.114007	20.422430	12.74%	5,852
2011	19.651678	18.114007	-7.82%	6,588
2010	16.069084	19.651678	22.29%	9,723
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.011533	19.748104	23.34%	7,889
2018	17.386882	16.011533	-7.91%	8,040
2017	15.011151	17.386882	15.83%	17,413
2016	13.931710	15.011151	7.75%	42,011
2015	14.297649	13.931710	-2.56%	66,227
2014	13.222171	14.297649	8.13%	109,343
2013	9.752647	13.222171	35.58%	331,575
2012	8.948768	9.752647	8.98%	600,696
2011	9.453736	8.948768	-5.34%	785,481
2010	7.818986	9.453736	20.91%	936,410

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.628610	16.119311	27.64%	568
2018	13.453546	12.628610	-6.13%	626
2017	12.952559	13.453546	3.87%	620
2016	12.349912	12.952559	4.88%	683
2015	13.378579	12.349912	-7.69%	767
2014	10.631183	13.378579	25.84%	833
2013	10.579126	10.631183	0.49%	24,187
2012	9.354492	10.579126	13.09%	30,079
2011	9.006700	9.354492	3.86%	4,175
2010	7.090025	9.006700	27.03%	10,625
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.298708	19.586484	28.03%	481
2018	16.437893	15.298708	-6.93%	748
2017	13.856881	16.437893	18.63%	931
2016	12.711821	13.856881	9.01%	1,999
2015	12.869785	12.711821	-1.23%	1,554
2014	11.631459	12.869785	10.65%	1,227
2013*	10.000000	11.631459	16.31%	251
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.546749	9.723310	1.85%	3,823
2018	9.678288	9.546749	-1.36%	4,899
2017	9.736599	9.678288	-0.60%	5,532
2016	9.708053	9.736599	0.29%	10,881
2015	9.955337	9.708053	-2.48%	20,888
2014	10.124076	9.955337	-1.67%	34,472
2013	10.335646	10.124076	-2.05%	37,831
2012	10.203793	10.335646	1.29%	50,962
2011	10.293761	10.203793	-0.87%	68,370
2010	10.271377	10.293761	0.22%	87,857
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.640718	16.679017	22.27%	319
2018	15.726152	13.640718	-13.26%	285
2017	14.074715	15.726152	11.73%	306
2016	11.899530	14.074715	18.28%	726
2015	12.785198	11.899530	-6.93%	248
2014	12.497315	12.785198	2.30%	174
2013*	10.000000	12.497315	24.97%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.720227	21.048801	33.90%	4,474
2018	17.286053	15.720227	-9.06%	4,754
2017	13.852181	17.286053	24.79%	14,447
2016	13.347436	13.852181	3.78%	31,918
2015	13.688071	13.347436	-2.49%	47,373
2014	13.487189	13.688071	1.49%	81,928
2013	9.944282	13.487189	35.63%	191,820
2012	8.865053	9.944282	12.17%	359,388
2011	9.481495	8.865053	-6.50%	490,963
2010	7.661708	9.481495	23.75%	596,327
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	30.973270	40.151587	29.63%	0
2018	33.879849	30.973270	-8.58%	0
2017	27.794736	33.879849	21.89%	0
2016	27.268926	27.794736	1.93%	0
2015	27.593644	27.268926	-1.18%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.137903	9.271106	1.46%	16,543
2018	9.245398	9.137903	-1.16%	17,693
2017	9.364522	9.245398	-1.27%	23,914
2016	9.454441	9.364522	-0.95%	38,878
2015	9.644460	9.454441	-1.97%	39,202
2014	9.796615	9.644460	-1.55%	76,188
2013	9.950491	9.796615	-1.55%	135,344
2012	9.721973	9.950491	2.35%	216,610
2011	9.906396	9.721973	-1.86%	312,571
2010	9.615846	9.906396	3.02%	409,538
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	25.429756	31.324091	23.18%	0
2018	27.570465	25.429756	-7.76%	0
2017	23.790012	27.570465	15.89%	0
2016	22.128896	23.790012	7.51%	1,927
2015	22.720463	22.128896	-2.60%	2,600
2014	21.035752	22.720463	8.01%	7,246
2013	15.622947	21.035752	34.65%	10,119
2012	14.387365	15.622947	8.59%	11,953
2011	15.170175	14.387365	-5.16%	19,621
2010	12.619090	15.170175	20.22%	17,115
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.248887	11.206269	9.34%	0
2018	11.078817	10.248887	-7.49%	0
2017	9.985593	11.078817	10.95%	0
2016	9.037994	9.985593	10.48%	0
2015	10.171179	9.037994	-11.14%	0
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.562210	10.727604	12.19%	0
2018	10.269002	9.562210	-6.88%	0
2017	9.559115	10.269002	7.43%	0
2016	8.628477	9.559115	10.79%	0
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.545636	11.032726	4.62%	0
2018	11.236340	10.545636	-6.15%	0
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.417331	10.593328	1.69%	31,055
2018	10.622304	10.417331	-1.93%	33,251
2017	10.720804	10.622304	-0.92%	40,788
2016	10.814584	10.720804	-0.87%	54,941
2015	11.029176	10.814584	-1.95%	64,925
2014	11.187797	11.029176	-1.42%	90,085
2013	11.460232	11.187797	-2.38%	202,835
2012	11.075823	11.460232	3.47%	275,221
2011	11.205585	11.075823	-1.16%	287,735
2010	10.887208	11.205585	2.92%	353,317
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.990586	10.039369	0.49%	0
2018	10.067634	9.990586	-0.77%	0
2017	10.056409	10.067634	0.11%	0
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.231121	10.836801	5.92%	24,313
2018	10.523997	10.231121	-2.78%	26,607
2017	10.260350	10.523997	2.57%	30,261
2016	10.221099	10.260350	0.38%	29,673
2015	10.410747	10.221099	-1.82%	28,333
2014	10.213832	10.410747	1.93%	29,586
2013	10.657042	10.213832	-4.16%	40,581
2012	9.946827	10.657042	7.14%	37,002
2011*	10.000000	9.946827	-0.53%	12,554

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.027510	12.795268	27.60%	0
2018	11.199857	10.027510	-10.47%	0
2017*	10.000000	11.199857	12.00%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.216823	17.684530	33.80%	0
2018	13.194872	13.216823	0.17%	0
2017	10.300576	13.194872	28.10%	0
2016*	10.000000	10.300576	3.01%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.268605	18.698328	22.46%	0
2018	19.294003	15.268605	-20.86%	0
2017	15.576318	19.294003	23.87%	0
2016	16.317992	15.576318	-4.55%	0
2015	16.653242	16.317992	-2.01%	0
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.447314	40.839665	25.86%	0
2018	32.882591	32.447314	-1.32%	0
2017	26.395179	32.882591	24.58%	0
2016	30.210973	26.395179	-12.63%	0
2015	27.451477	30.210973	10.05%	0
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.997899	5.455103	9.15%	0
2018	7.136939	4.997899	-29.97%	0
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	0
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.122590	5.607386	9.46%	0
2018	7.300200	5.122590	-29.83%	0
2017	7.589006	7.300200	-3.81%	0
2016	5.396459	7.589006	40.63%	0
2015	8.287036	5.396459	-34.88%	0
2014	10.469426	8.287036	-20.85%	0
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.732271	7.32%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.755005	32.679971	22.15%	0
2018	26.993020	26.755005	-0.88%	14
2017	21.916936	26.993020	23.16%	18
2016	20.786855	21.916936	5.44%	82
2015	21.874220	20.786855	-4.97%	446
2014	22.782777	21.874220	-3.99%	483
2013	15.498174	22.782777	47.00%	2,401
2012	14.683773	15.498174	5.55%	3,681
2011	15.728823	14.683773	-6.64%	4,802
2010	12.679469	15.728823	24.05%	6,212

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.131920	12.546296	12.71%	0
2018	12.286525	11.131920	-9.40%	0
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	25.735671	31.112426	20.89%	492
2018	27.951723	25.735671	-7.93%	493
2017	24.097098	27.951723	16.00%	497
2016	22.181987	24.097098	8.63%	500
2015	22.361933	22.181987	-0.80%	503
2014	20.921291	22.361933	6.89%	507
2013	15.893630	20.921291	31.63%	510
2012	13.861606	15.893630	14.66%	978
2011	13.361659	13.861606	3.74%	1,042
2010	12.111837	13.361659	10.32%	172
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.611992	8.694442	14.22%	0
2018*	10.000000	7.611992	-23.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	32.817504	38.483330	17.26%	15
2018	39.620386	32.817504	-17.17%	14
2017	35.896278	39.620386	10.37%	262
2016	29.409928	35.896278	22.05%	2,316
2015	31.887307	29.409928	-7.77%	3,011
2014	29.927338	31.887307	6.55%	3,367
2013	22.232804	29.927338	34.61%	41,459
2012	19.189871	22.232804	15.86%	40,355
2011	21.472153	19.189871	-10.63%	4,410
2010	17.343216	21.472153	23.81%	3,758
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.733202	12.496646	6.51%	5,767
2018	12.346636	11.733202	-4.97%	6,495
2017	12.176507	12.346636	1.40%	21,119
2016	11.926397	12.176507	2.10%	32,784
2015	12.503325	11.926397	-4.61%	42,841
2014	12.376204	12.503325	1.03%	88,463
2013	13.827122	12.376204	-10.49%	100,929
2012	13.166455	13.827122	5.02%	96,524
2011	12.046846	13.166455	9.29%	75,755
2010	11.717924	12.046846	2.81%	105,037

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	24.429993	29.566666	21.03%	332
2018	26.919219	24.429993	-9.25%	608
2017	22.879007	26.919219	17.66%	940
2016	20.664518	22.879007	10.72%	940
2015	22.465915	20.664518	-8.02%	940
2014	20.449498	22.465915	9.86%	940
2013	15.433078	20.449498	32.50%	940
2012	13.787689	15.433078	11.93%	1,020
2011	13.705626	13.787689	0.60%	1,020
2010	12.307762	13.705626	11.36%	1,200
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.266566	29.352130	26.16%	483
2018	27.336517	23.266566	-14.89%	530
2017	25.074214	27.336517	9.02%	4,674
2016	20.890693	25.074214	20.03%	8,807
2015	21.703488	20.890693	-3.74%	16,405
2014	19.091446	21.703488	13.68%	45,114
2013	15.027459	19.091446	27.04%	10,238
2012	13.220882	15.027459	13.66%	11,398
2011	13.632612	13.220882	-3.02%	8,609
2010	11.715784	13.632612	16.36%	217,849
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.056761	11.297307	12.34%	0
2018	10.590126	10.056761	-5.04%	0
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.560746	10.205710	6.75%	0
2018	9.848058	9.560746	-2.92%	0
2017	9.756182	9.848058	0.94%	0
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.366877	14.169645	24.66%	0
2018	12.555204	11.366877	-9.46%	0
2017	11.019587	12.555204	13.94%	0
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.387743	16.569648	15.17%	673
2018	15.919813	14.387743	-9.62%	2,890
2017	14.314572	15.919813	11.21%	3,181
2016	14.099198	14.314572	1.53%	10,698
2015	14.562187	14.099198	-3.18%	30,806
2014	14.607535	14.562187	-0.31%	15,443
2013	13.054196	14.607535	11.90%	24,706
2012	12.138691	13.054196	7.54%	11,422
2011	12.880041	12.138691	-5.76%	27,746
2010	11.998434	12.880041	7.35%	25,699
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.785696	12.642813	17.22%	0
2018	13.081768	10.785696	-17.55%	0
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	36.182869	43.247346	19.52%	138
2018	40.650274	36.182869	-10.99%	249
2017	36.975780	40.650274	9.94%	462
2016	30.069101	36.975780	22.97%	1,507
2015	31.478881	30.069101	-4.48%	2,446
2014	30.618868	31.478881	2.81%	4,884
2013	22.248661	30.618868	37.62%	45,754
2012	19.656053	22.248661	13.19%	13,257
2011	19.984863	19.656053	-1.65%	19,559
2010	16.239741	19.984863	23.06%	21,206
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	27.050803	34.493182	27.51%	2,077
2018	29.074308	27.050803	-6.96%	2,581
2017	24.524121	29.074308	18.55%	6,516
2016	22.499952	24.524121	9.00%	7,820
2015	22.808024	22.499952	-1.35%	8,780
2014	20.619086	22.808024	10.62%	12,198
2013	16.007451	20.619086	28.81%	17,498
2012	14.174868	16.007451	12.93%	17,080
2011	14.261960	14.174868	-0.61%	22,347
2010	12.731742	14.261960	12.02%	25,854

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	23.268899	30.851324	32.59%	738
2018	25.614786	23.268899	-9.16%	841
2017	20.619824	25.614786	24.22%	3,167
2016	19.587114	20.619824	5.27%	8,231
2015	20.586423	19.587114	-4.85%	8,517
2014	19.521593	20.586423	5.45%	9,161
2013	16.520104	19.521593	18.17%	10,716
2012	15.337686	16.520104	7.71%	12,783
2011	14.421564	15.337686	6.35%	13,480
2010	12.817388	14.421564	12.52%	8,802
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	19.167331	22.774339	18.82%	0
2018	24.285332	19.167331	-21.07%	0
2017	19.964397	24.285332	21.64%	0
2016	17.477796	19.964397	14.23%	0
2015	18.333417	17.477796	-4.67%	0
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.524361	10.853915	13.96%	0
2018	10.145516	9.524361	-6.12%	0
2017*	10.000000	10.145516	1.46%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.078408	16.336251	24.91%	0
2018	16.102905	13.078408	-18.78%	0
2017	14.731890	16.102905	9.31%	1,548
2016	11.490393	14.731890	28.21%	6,138
2015	12.560631	11.490393	-8.52%	27,032
2014	12.159997	12.560631	3.29%	701
2013*	10.000000	12.159997	21.60%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.042044	10.516337	4.72%	0
2018	10.278018	10.042044	-2.30%	0
2017	10.158862	10.278018	1.17%	0
2016	9.533872	10.158862	6.56%	0
2015	9.846030	9.533872	-3.17%	33,068
2014	10.010236	9.846030	-1.64%	2,682
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.023496	10.582530	17.28%	0
2018*	10.000000	9.023496	-9.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	12.352096	13.188049	6.77%	3,425
2018	12.731249	12.352096	-2.98%	3,663
2017	12.546424	12.731249	1.47%	3,265
2016	12.390267	12.546424	1.26%	3,266
2015	12.724909	12.390267	-2.63%	4,591
2014	12.569598	12.724909	1.24%	4,619
2013	12.756627	12.569598	-1.47%	6,481
2012	11.918438	12.756627	7.03%	14,106
2011	11.947988	11.918438	-0.25%	15,960
2010	11.282294	11.947988	5.90%	16,112
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.194606	10.354026	26.35%	0
2018*	10.000000	8.194606	-18.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.637677	16.570396	13.20%	11,759
2018	15.635150	14.637677	-6.38%	14,558
2017	14.172206	15.635150	10.32%	19,092
2016	13.769924	14.172206	2.92%	21,378
2015	14.154772	13.769924	-2.72%	26,552
2014	13.888325	14.154772	1.92%	38,363
2013	12.545176	13.888325	10.71%	43,356
2012	11.496399	12.545176	9.12%	46,541
2011	11.804893	11.496399	-2.61%	65,138
2010	10.724769	11.804893	10.07%	45,720
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.440664	18.102943	17.24%	29,555
2018	16.811831	15.440664	-8.16%	33,569
2017	14.784772	16.811831	13.71%	56,759
2016	14.287368	14.784772	3.48%	83,656
2015	14.676154	14.287368	-2.65%	110,101
2014	14.347007	14.676154	2.29%	129,322
2013	12.686185	14.347007	13.09%	123,932
2012	11.472664	12.686185	10.58%	130,288
2011	11.877674	11.472664	-3.41%	144,269
2010	10.622572	11.877674	11.82%	148,441
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.452022	19.969837	21.38%	0
2018	18.298109	16.452022	-10.09%	0
2017	15.500691	18.298109	18.05%	0
2016	14.898763	15.500691	4.04%	0
2015	15.315059	14.898763	-2.72%	6,342
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	441
2010	10.377045	11.761641	13.34%	457

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.007561	13.361541	21.39%	0
2018	11.779748	11.007561	-6.56%	0
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	30.742497	39.469495	28.39%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.298224	12.135255	7.41%	356
2018	15.357782	11.298224	-26.43%	356
2017	16.150505	15.357782	-4.91%	1,270
2016	12.368603	16.150505	30.58%	8,163
2015	15.958734	12.368603	-22.50%	6,338
2014	18.706175	15.958734	-14.69%	13,616
2013	15.406781	18.706175	21.42%	27,738
2012	15.042052	15.406781	2.42%	34,343
2011	16.223362	15.042052	-7.28%	162,052
2010	13.921125	16.223362	16.54%	33,778
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.538535	28.017918	24.31%	5,637
2018	25.199984	22.538535	-10.56%	6,252
2017	22.871799	25.199984	10.18%	19,909
2016	19.866582	22.871799	15.13%	20,032
2015	21.212633	19.866582	-6.35%	22,895
2014	19.994366	21.212633	6.09%	26,895
2013	15.993367	19.994366	25.02%	30,459
2012	13.971141	15.993367	14.47%	36,762
2011	14.191850	13.971141	-1.56%	76,045
2010	12.627209	14.191850	12.39%	76,133
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.337258	14.378831	26.83%	0
2018	12.767449	11.337258	-11.20%	0
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	30.124488	39.471990	31.03%	1,789
2018	30.939846	30.124488	-2.64%	2,050
2017	23.464077	30.939846	31.86%	6,762
2016	23.859236	23.464077	-1.66%	9,075
2015	22.820347	23.859236	4.55%	12,746
2014	21.018865	22.820347	8.57%	48,689
2013	15.802459	21.018865	33.01%	12,614
2012	14.124403	15.802459	11.88%	69,839
2011	14.446158	14.124403	-2.23%	177,649
2010	11.925214	14.446158	21.14%	19,088

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.642897	13.527599	7.00%	7,539
2018	13.031461	12.642897	-2.98%	7,944
2017	12.812315	13.031461	1.71%	17,240
2016	12.538269	12.812315	2.19%	38,889
2015	12.930203	12.538269	-3.03%	49,228
2014	12.517818	12.930203	3.29%	98,171
2013	13.069669	12.517818	-4.22%	126,453
2012	12.655223	13.069669	3.27%	132,268
2011	12.088622	12.655223	4.69%	134,548
2010	11.493027	12.088622	5.18%	164,895
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	35.148603	42.340969	20.46%	3,744
2018	42.174399	35.148603	-16.66%	3,536
2017	35.773363	42.174399	17.89%	9,577
2016	32.679385	35.773363	9.47%	12,201
2015	33.967851	32.679385	-3.79%	16,154
2014	32.756258	33.967851	3.70%	21,597
2013	24.650595	32.756258	32.88%	27,798
2012	22.002291	24.650595	12.04%	37,490
2011	25.235136	22.002291	-12.81%	41,585
2010	20.068370	25.235136	25.75%	123,282
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.011414	24.953496	24.70%	4,120
2018	24.091890	20.011414	-16.94%	4,084
2017	18.949496	24.091890	27.14%	7,964
2016	20.452099	18.949496	-7.35%	9,677
2015	20.244873	20.452099	1.02%	10,500
2014	22.573278	20.244873	-10.31%	444
2013	17.731695	22.573278	27.30%	444
2012	15.062032	17.731695	17.72%	444
2011	18.631126	15.062032	-19.16%	444
2010	16.883760	18.631126	10.35%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.907539	13.115729	20.24%	0
2018	11.924085	10.907539	-8.53%	0
2017	11.748430	11.924085	1.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	27.213680	35.690581	31.15%	0
2018	33.732199	27.213680	-19.32%	0
2017	28.961241	33.732199	16.47%	0
2016	27.098385	28.961241	6.87%	0
2015	28.621197	27.098385	-5.32%	0
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	240
2012	17.366076	21.579649	24.26%	1,002
2011	19.520264	17.366076	-11.04%	1,833
2010	15.798048	19.520264	23.56%	1,833

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.704105	13.719864	17.22%	0
2018	13.247132	11.704105	-11.65%	0
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	2,924
2015	11.912505	10.926500	-8.28%	15,531
2014	11.843193	11.912505	0.59%	328
2013	9.783808	11.843193	21.05%	85,579
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	1,580
2010	8.353912	9.008016	7.83%	1,892
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.429074	16.377858	13.51%	5,702
2018	15.419151	14.429074	-6.42%	6,922
2017	14.374513	15.419151	7.27%	9,672
2016	12.889373	14.374513	11.52%	13,401
2015	14.179668	12.889373	-9.10%	18,154
2014	13.858930	14.179668	2.31%	16,543
2013	12.436769	13.858930	11.44%	20,197
2012	11.288871	12.436769	10.17%	17,614
2011	11.273453	11.288871	0.14%	17,552
2010	10.230415	11.273453	10.20%	17,073
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	27.120979	34.277968	26.39%	885
2018	29.217416	27.120979	-7.18%	1,092
2017	24.778435	29.217416	17.91%	1,326
2016	21.831856	24.778435	13.50%	1,326
2015	23.168165	21.831856	-5.77%	1,380
2014	21.788698	23.168165	6.33%	1,392
2013	17.178468	21.788698	26.84%	2,912
2012	15.689108	17.178468	9.49%	10,287
2011	15.133402	15.689108	3.67%	47,505
2010	12.825770	15.133402	17.99%	51,838
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	31.717738	39.193201	23.57%	2,371
2018	37.229500	31.717738	-14.80%	2,334
2017	34.400270	37.229500	8.22%	4,265
2016	27.016132	34.400270	27.33%	5,482
2015	29.827358	27.016132	-9.42%	8,878
2014	30.325331	29.827358	-1.64%	13,502
2013	22.759468	30.325331	33.24%	16,397
2012	19.657896	22.759468	15.78%	22,006
2011	20.884584	19.657896	-5.87%	30,733
2010	16.653826	20.884584	25.40%	31,354

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.487128	11.755481	23.91%	966
2018	11.521772	9.487128	-17.66%	925
2017	8.389769	11.521772	37.33%	981
2016	7.303960	8.389769	14.87%	1,099
2015	9.289461	7.303960	-21.37%	1,252
2014*	10.000000	9.289461	-7.11%	1,108
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	18.141800	19.965680	10.05%	9,026
2018	21.940453	18.141800	-17.31%	8,373
2017	19.223479	21.940453	14.13%	11,044
2016	18.338863	19.223479	4.82%	12,851
2015	20.053603	18.338863	-8.55%	17,017
2014	23.073410	20.053603	-13.09%	19,114
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.040227	9.019311	-0.23%	305
2018	9.069002	9.040227	-0.32%	573
2017	9.097251	9.069002	-0.31%	585
2016	9.035805	9.097251	0.68%	1,343
2015	9.654738	9.035805	-6.41%	1,609
2014	9.694231	9.654738	-0.41%	2,352
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.160502	12.217870	9.47%	0
2018	11.930276	11.160502	-6.45%	0
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.348341	9.949254	6.43%	0
2018*	10.000000	9.348341	-6.52%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.198739	9.447374	2.70%	0
2018	9.909704	9.198739	-7.17%	0
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.548823	22.080399	33.43%	0
2018	17.608313	16.548823	-6.02%	170
2017	14.172638	17.608313	24.24%	170
2016	14.204079	14.172638	-0.22%	170
2015	13.865012	14.204079	2.45%	170
2014	13.106301	13.865012	5.79%	309
2013	9.586119	13.106301	36.72%	356
2012*	10.000000	9.586119	-4.14%	1,663
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.724774	15.560706	22.29%	0
2018	14.720232	12.724774	-13.56%	0
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	30.667373	39.426780	28.56%	134
2018	36.211469	30.667373	-15.31%	219
2017	27.159120	36.211469	33.33%	686
2016	27.812084	27.159120	-2.35%	942
2015	27.430424	27.812084	1.39%	1,484
2014	27.482467	27.430424	-0.19%	3,175
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.498565	10.274906	8.17%	53
2018	10.175332	9.498565	-6.65%	57
2017	9.811315	10.175332	3.71%	58
2016	9.439986	9.811315	3.93%	270
2015	9.899039	9.439986	-4.64%	276
2014	9.875667	9.899039	0.24%	972
2013	10.135027	9.875667	-2.56%	5,622
2012*	10.000000	10.135027	1.35%	9,284
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.381413	10.488276	25.14%	0
2018	10.654240	8.381413	-21.33%	0
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	24.308547	31.319115	28.84%	2,945
2018	27.048855	24.308547	-10.13%	3,117
2017	23.710936	27.048855	14.08%	3,396
2016	21.781778	23.710936	8.86%	9,613
2015	21.600670	21.781778	0.84%	18,997
2014	20.005831	21.600670	7.97%	35,173
2013	15.562853	20.005831	28.55%	60,876
2012	13.647025	15.562853	14.04%	67,779
2011	13.997406	13.647025	-2.50%	81,650
2010	12.356512	13.997406	13.28%	91,668
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	33.730070	41.609050	23.36%	910
2018	38.556841	33.730070	-12.52%	872
2017	34.607526	38.556841	11.41%	2,149
2016	30.069747	34.607526	15.09%	3,706
2015	32.741484	30.069747	-8.16%	5,131
2014	29.983512	32.741484	9.20%	15,234
2013	21.801155	29.983512	37.53%	8,355
2012	18.945064	21.801155	15.08%	7,402
2011	19.843257	18.945064	-4.53%	10,773
2010	16.487767	19.843257	20.35%	10,243
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.730901	16.353407	19.10%	0
2018	14.849239	13.730901	-7.53%	2,291
2017	12.836602	14.849239	15.68%	3,281
2016	13.470536	12.836602	-4.71%	3,936
2015	15.027973	13.470536	-10.36%	4,446
2014	16.220172	15.027973	-7.35%	4,434
2013	13.253920	16.220172	22.38%	9,090
2012	11.372019	13.253920	16.55%	89,083
2011	12.530308	11.372019	-9.24%	185,467
2010	11.789219	12.530308	6.29%	26,468
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.014742	13.065648	8.75%	0
2018	12.551977	12.014742	-4.28%	0
2017	12.030071	12.551977	4.34%	0
2016	10.586296	12.030071	13.64%	0
2015	11.577594	10.586296	-8.56%	474
2014	11.616749	11.577594	-0.34%	477
2013	10.749390	11.616749	8.07%	30,439
2012*	10.000000	10.749390	7.49%	35,800

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.562579	20.994977	34.91%	0
2018	15.923990	15.562579	-2.27%	0
2017	12.830212	15.923990	24.11%	0
2016	12.362025	12.830212	3.79%	2,454
2015	13.415603	12.362025	-7.85%	11,843
2014	12.716657	13.415603	5.50%	15,272
2013	10.006763	12.716657	27.08%	1,032
2012*	10.000000	10.006763	0.07%	404
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	24.596821	29.413801	19.58%	2,280
2018	25.045216	24.596821	-1.79%	2,432
2017	21.675899	25.045216	15.54%	2,588
2016	21.243645	21.675899	2.03%	2,745
2015	21.632737	21.243645	-1.80%	2,913
2014	20.435769	21.632737	5.86%	3,073
2013	17.441431	20.435769	17.17%	3,237
2012	15.730712	17.441431	10.88%	11,734
2011	15.868770	15.730712	-0.87%	8,447
2010	15.007039	15.868770	5.74%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.488741	10.140975	6.87%	0
2018	9.829829	9.488741	-3.47%	0
2017	9.724293	9.829829	1.09%	4,879
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	37.552987	50.261620	33.84%	2,062
2018	37.753726	37.552987	-0.53%	2,580
2017	29.693328	37.753726	27.15%	9,022
2016	29.780955	29.693328	-0.29%	9,453
2015	27.203452	29.780955	9.47%	14,896
2014	25.643905	27.203452	6.08%	18,012
2013	20.033088	25.643905	28.01%	21,209
2012	16.538740	20.033088	21.13%	69,677
2011	18.171475	16.538740	-8.99%	26,010
2010	17.449390	18.171475	4.14%	26,979
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.342029	31.644066	41.63%	0
2018	22.641715	22.342029	-1.32%	0
2017	15.974426	22.641715	41.74%	0
2016	14.345600	15.974426	11.35%	277
2015	14.017124	14.345600	2.34%	0
2014	13.107199	14.017124	6.94%	306
2013	9.898641	13.107199	32.41%	159
2012*	10.000000	9.898641	-1.01%	4,832

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.408542	29.007755	23.92%	1,328
2018	28.208133	23.408542	-17.01%	1,606
2017	22.048542	28.208133	27.94%	2,242
2016	24.164065	22.048542	-8.75%	2,409
2015	27.093428	24.164065	-10.81%	3,163
2014	31.517293	27.093428	-14.04%	2,930
2013	28.198864	31.517293	11.77%	4,202
2012	25.476788	28.198864	10.68%	4,740
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.390326	9.694426	15.54%	0
2018	10.535278	8.390326	-20.36%	0
2017	8.426621	10.535278	25.02%	0
2016	7.133274	8.426621	18.13%	0
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	61,609
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.747349	10.334631	6.03%	0
2018	10.071224	9.747349	-3.22%	0
2017	9.914080	10.071224	1.59%	7,165
2016*	10.000000	9.914080	-0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.361301	21.224396	38.17%	0
2018	15.983408	15.361301	-3.89%	0
2017	12.935593	15.983408	23.56%	0
2016	12.156168	12.935593	6.41%	0
2015	12.702220	12.156168	-4.30%	0
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	150
2012*	10.000000	10.165760	1.66%	132
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	27.693969	35.076405	26.66%	4,718
2018	31.592684	27.693969	-12.34%	5,045
2017	27.525826	31.592684	14.77%	5,302
2016	24.735666	27.525826	11.28%	10,049
2015	25.530576	24.735666	-3.11%	21,626
2014	23.688108	25.530576	7.78%	38,902
2013	17.862377	23.688108	32.61%	61,421
2012	15.761758	17.862377	13.33%	73,162
2011	16.191113	15.761758	-2.65%	94,220
2010	14.885481	16.191113	8.77%	212,315
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.791693	7.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.614636	20.417603	22.89%	3,483
2018	18.820831	16.614636	-11.72%	3,525
2017	15.173415	18.820831	24.04%	6,537
2016	14.939858	15.173415	1.56%	15,722
2015	14.367827	14.939858	3.98%	35,953
2014	14.526499	14.367827	-1.09%	10,969
2013	11.637191	14.526499	24.83%	63,393
2012	10.264305	11.637191	13.38%	8,301
2011	10.684664	10.264305	-3.93%	5,717
2010*	10.000000	10.684664	6.85%	306
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.336828	16.841564	36.51%	35
2018	12.543730	12.336828	-1.65%	41
2017	10.011601	12.543730	25.29%	51
2016	9.671201	10.011601	3.52%	59
2015*	10.000000	9.671201	-3.29%	65
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	12.058228	13.044288	8.18%	611
2018	12.444304	12.058228	-3.10%	611
2017	12.015186	12.444304	3.57%	611
2016	11.604664	12.015186	3.54%	2,508
2015	11.965305	11.604664	-3.01%	6,636
2014	11.373951	11.965305	5.20%	15,106
2013	11.697682	11.373951	-2.77%	7,573
2012	10.954417	11.697682	6.79%	8,141
2011	10.625978	10.954417	3.09%	9,788
2010	10.167618	10.625978	4.51%	9,903
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	20.819106	23.246231	11.66%	0
2018	22.903598	20.819106	-9.10%	0
2017	21.369007	22.903598	7.18%	0
2016	19.757797	21.369007	8.15%	0
2015	20.442589	19.757797	-3.35%	0
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.114717	11.398372	25.05%	0
2018	10.119278	9.114717	-9.93%	0
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.647847	20.189410	21.27%	0
2018	18.341767	16.647847	-9.24%	0
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	952
2014	16.902209	16.189086	-4.22%	1,380
2013	13.100487	16.902209	29.02%	4,131
2012	10.924093	13.100487	19.92%	482
2011	11.272012	10.924093	-3.09%	784
2010*	10.000000	11.272012	12.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.025250	17.748692	18.13%	311,833
2018	16.170326	15.025250	-7.08%	322,375
2017	14.278020	16.170326	13.25%	366,540
2016	13.392959	14.278020	6.61%	492,448
2015	13.560787	13.392959	-1.24%	693,645
2014	13.206766	13.560787	2.68%	775,275
2013	10.953289	13.206766	20.57%	912,111
2012	9.679028	10.953289	13.17%	816,698
2011	9.805182	9.679028	-1.29%	829,739
2010	8.950048	9.805182	9.55%	855,924
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.411078	11.096721	6.59%	59,311
2018	10.762085	10.411078	-3.26%	65,368
2017	10.661096	10.762085	0.95%	63,523
2016	10.618800	10.661096	0.40%	158,986
2015	10.882810	10.618800	-2.43%	222,851
2014	10.599899	10.882810	2.67%	252,791
2013	11.124682	10.599899	-4.72%	270,936
2012	10.837297	11.124682	2.65%	238,787
2011	10.480500	10.837297	3.40%	238,705
2010	10.110557	10.480500	3.66%	269,621
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.615582	21.901727	31.81%	3,399
2018	18.759184	16.615582	-11.43%	4,449
2017	14.644726	18.759184	28.10%	10,342
2016	14.945249	14.644726	-2.01%	10,374
2015	14.342990	14.945249	4.20%	17,066
2014	14.401302	14.342990	-0.40%	20,980
2013	11.446637	14.401302	25.81%	22,087
2012	9.587174	11.446637	19.40%	24,585
2011	10.808710	9.587174	-11.30%	32,942
2010	9.929560	10.808710	8.85%	32,355

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.491513	23.561910	27.42%	8,652
2018	19.034836	18.491513	-2.85%	9,293
2017	15.228524	19.034836	24.99%	16,682
2016	14.276144	15.228524	6.67%	20,391
2015	13.715751	14.276144	4.09%	20,600
2014	12.977426	13.715751	5.69%	28,634
2013	10.237758	12.977426	26.76%	31,946
2012	8.916863	10.237758	14.81%	34,798
2011	9.565490	8.916863	-6.78%	41,978
2010	8.274989	9.565490	15.60%	44,038
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.398213	18.924808	22.90%	41,160
2018	16.098362	15.398213	-4.35%	44,375
2017	13.499339	16.098362	19.25%	49,383
2016	12.424579	13.499339	8.65%	139,442
2015	12.567526	12.424579	-1.14%	224,818
2014	11.657913	12.567526	7.80%	225,280
2013	8.964552	11.657913	30.04%	256,692
2012	7.830551	8.964552	14.48%	284,477
2011	8.189432	7.830551	-4.38%	305,143
2010	7.545396	8.189432	8.54%	345,836
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.081128	15.034026	6.77%	5,541
2018	14.745438	14.081128	-4.51%	6,095
2017	14.178489	14.745438	4.00%	16,790
2016	13.342799	14.178489	6.26%	18,619
2015	14.049031	13.342799	-5.03%	25,069
2014	13.828018	14.049031	1.60%	28,991
2013	14.299888	13.828018	-3.30%	26,332
2012	13.026591	14.299888	9.77%	24,017
2011	12.618769	13.026591	3.23%	28,773
2010	11.667273	12.618769	8.16%	32,835
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	25.103983	31.182227	24.21%	4,804
2018	27.741550	25.103983	-9.51%	4,893
2017	24.100666	27.741550	15.11%	5,157
2016	20.958174	24.100666	14.99%	6,111
2015	22.923327	20.958174	-8.57%	10,510
2014	21.518216	22.923327	6.53%	16,907
2013	16.261624	21.518216	32.33%	26,162
2012	14.071359	16.261624	15.57%	32,566
2011	14.763659	14.071359	-4.69%	37,805
2010	13.075858	14.763659	12.91%	44,097

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.647444	10.845326	12.42%	0
2018	10.778812	9.647444	-10.50%	0
2017	9.305215	10.778812	15.84%	0
2016	9.239107	9.305215	0.72%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.033087	10.458609	4.24%	0
2018*	10.000000	10.033087	0.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.532033	21.918225	12.22%	25
2018	20.591408	19.532033	-5.14%	158
2017	19.720750	20.591408	4.41%	160
2016	17.662678	19.720750	11.65%	938
2015	18.543558	17.662678	-4.75%	1,464
2014	18.489154	18.543558	0.29%	5,165
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.060689	18.866363	25.27%	0
2018	16.213362	15.060689	-7.11%	0
2017	13.287037	16.213362	22.02%	0
2016	11.964625	13.287037	11.05%	3,370
2015	12.381471	11.964625	-3.37%	5,783
2014	11.880708	12.381471	4.21%	7,135
2013	8.463422	11.880708	40.38%	9,011
2012	7.407212	8.463422	14.26%	11,055
2011	8.572783	7.407212	-13.60%	13,822
2010	7.596686	8.572783	12.85%	23,242
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.456887	12.286001	29.92%	3,679
2018	11.605574	9.456887	-18.51%	3,791
2017	9.452097	11.605574	22.78%	3,861
2016	9.909075	9.452097	-4.61%	5,227
2015	10.198779	9.909075	-2.84%	23,953
2014	10.571160	10.198779	-3.52%	56,775
2013	8.927250	10.571160	18.41%	90,509
2013	8.927250	10.571160	18.41%	90,509
2012	7.902091	8.927250	12.97%	99,141
2011	8.939901	7.902091	-11.61%	113,255
2010	8.031975	8.939901	11.30%	126,247

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	24.973960	31.513177	26.18%	2,573
2018	25.610049	24.973960	-2.48%	2,667
2017	21.775801	25.610049	17.61%	3,614
2016	20.029362	21.775801	8.72%	4,439
2015	20.345283	20.029362	-1.55%	14,581
2014	18.604547	20.345283	9.36%	32,071
2013	14.544570	18.604547	27.91%	51,231
2012	13.063558	14.544570	11.34%	56,856
2011	13.306493	13.063558	-1.83%	68,617
2010	12.016606	13.306493	10.73%	79,820
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.582119	15.253749	21.23%	0
2018	14.415914	12.582119	-12.72%	0
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	3,227
2013	9.335710	11.821642	26.63%	18,458
2012	8.218610	9.335710	13.59%	22,534
2011	8.975670	8.218610	-8.43%	22,534
2010	7.983421	8.975670	12.43%	30,476
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.047670	13.689000	13.62%	40,052
2018	13.139320	12.047670	-8.31%	42,194
2017	11.989137	13.139320	9.59%	71,139
2016	11.552426	11.989137	3.78%	123,196
2015	11.938789	11.552426	-3.24%	177,356
2014	11.704365	11.938789	2.00%	258,582
2013	10.437720	11.704365	12.14%	270,385
2012	9.610103	10.437720	8.61%	303,267
2011	9.959791	9.610103	-3.51%	391,215
2010	9.223900	9.959791	7.98%	307,600
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.536412	14.742244	17.60%	94,497
2018	13.959122	12.536412	-10.19%	126,416
2017	12.324247	13.959122	13.27%	158,145
2016	11.741049	12.324247	4.97%	253,354
2015	12.166858	11.741049	-3.50%	547,089
2014	11.882387	12.166858	2.39%	715,433
2013	10.020638	11.882387	18.58%	795,616
2012	9.016475	10.020638	11.14%	836,693
2011	9.548087	9.016475	-5.57%	841,750
2010	8.686563	9.548087	9.92%	829,633

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.076799	11.989085	8.24%	20,116
2018	11.630355	11.076799	-4.76%	21,095
2017	11.180337	11.630355	4.03%	23,989
2016	10.927071	11.180337	2.32%	87,978
2015	11.255488	10.927071	-2.92%	128,277
2014	11.137086	11.255488	1.06%	187,181
2013	10.852280	11.137086	2.62%	289,841
2012	10.322914	10.852280	5.13%	412,485
2011	10.407724	10.322914	-0.81%	444,633
2010	9.964165	10.407724	4.45%	351,276
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.613658	11.818126	11.35%	0
2018	11.672314	10.613658	-9.07%	0
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	69,246
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.892154	12.294664	12.88%	0
2018	11.986415	10.892154	-9.13%	0
2017	10.404204	11.986415	15.21%	0
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.343209	14.262037	15.55%	162,911
2018	13.585219	12.343209	-9.14%	170,894
2017	12.187416	13.585219	11.47%	207,815
2016	11.674066	12.187416	4.40%	295,392
2015	12.065292	11.674066	-3.24%	338,917
2014	11.797543	12.065292	2.27%	395,521
2013	10.239715	11.797543	15.21%	589,729
2012	9.317957	10.239715	9.89%	655,007
2011	9.754667	9.317957	-4.48%	853,273
2010	8.955653	9.754667	8.92%	967,935

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.534961	14.984576	19.54%	29,540
2018	14.164730	12.534961	-11.51%	31,530
2017	12.265995	14.164730	15.48%	32,766
2016	11.656278	12.265995	5.23%	50,435
2015	12.100970	11.656278	-3.67%	133,869
2014	11.833381	12.100970	2.26%	158,243
2013	9.735914	11.833381	21.54%	190,487
2012	8.688170	9.735914	12.06%	227,260
2011	9.318567	8.688170	-6.76%	376,320
2010	8.408744	9.318567	10.82%	505,860
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.815892	13.208655	11.79%	7,199
2018	12.687546	11.815892	-6.87%	7,351
2017	11.805115	12.687546	7.47%	16,101
2016	11.386952	11.805115	3.67%	28,196
2015	11.768468	11.386952	-3.24%	40,117
2014	11.561245	11.768468	1.79%	61,458
2013	10.626957	11.561245	8.79%	155,104
2012	9.874778	10.626957	7.62%	365,037
2011	10.123792	9.874778	-2.46%	420,055
2010	9.493792	10.123792	6.64%	494,465
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.981229	14.280892	10.01%	3,971
2018	15.745391	12.981229	-17.56%	3,812
2017	13.118240	15.745391	20.03%	6,654
2016	13.264625	13.118240	-1.10%	10,379
2015	14.113984	13.264625	-6.02%	24,718
2014	15.711594	14.113984	-10.17%	46,454
2013	13.376906	15.711594	17.45%	70,590
2012	11.440266	13.376906	16.93%	78,487
2011	13.357126	11.440266	-14.35%	91,480
2010	12.842401	13.357126	4.01%	87,681
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.433281	12.154301	6.31%	4,681
2018	11.772897	11.433281	-2.88%	4,962
2017	11.554078	11.772897	1.89%	5,231
2016	11.250161	11.554078	2.70%	6,730
2015	11.605431	11.250161	-3.06%	14,797
2014	11.336079	11.605431	2.38%	39,159
2013	11.843194	11.336079	-4.28%	40,421
2012	11.267148	11.843194	5.11%	49,384
2011	10.843428	11.267148	3.91%	40,971
2010	10.383519	10.843428	4.43%	55,237

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.094992	12.963756	7.18%	9,931
2018	12.551014	12.094992	-3.63%	11,005
2017	12.366717	12.551014	1.49%	10,170
2016	12.235946	12.366717	1.07%	10,003
2015	12.576244	12.235946	-2.71%	9,521
2014	12.260619	12.576244	2.57%	16,676
2013	12.798656	12.260619	-4.20%	22,341
2012	12.217619	12.798656	4.76%	23,946
2011	11.779323	12.217619	3.72%	26,332
2010	11.140309	11.779323	5.74%	31,526
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.877565	13.912371	17.13%	7,874
2018	13.523827	11.877565	-12.17%	7,874
2017	11.729324	13.523827	15.30%	7,874
2016	10.766406	11.729324	8.94%	0
2015	11.367732	10.766406	-5.29%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.321926	13.012109	14.93%	0
2018	12.560096	11.321926	-9.86%	0
2017	11.281344	12.560096	11.34%	0
2016	10.604477	11.281344	6.38%	0
2015	11.037483	10.604477	-3.92%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	26.759535	32.102510	19.97%	376
2018	33.232551	26.759535	-19.48%	423
2017	24.059605	33.232551	38.13%	552
2016	22.887585	24.059605	5.12%	1,028
2015	27.938018	22.887585	-18.08%	1,691
2014	30.303154	27.938018	-7.80%	2,475
2013	30.852565	30.303154	-1.78%	633
2012	26.966459	30.852565	14.41%	633
2011	35.621849	26.966459	-24.30%	633
2010	31.422233	35.621849	13.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.166525	11.605657	3.93%	11,071
2018	11.424597	11.166525	-2.26%	11,722
2017	11.442373	11.424597	-0.16%	12,229
2016	11.612923	11.442373	-1.47%	15,582
2015	11.887106	11.612923	-2.31%	32,716
2014	11.623414	11.887106	2.27%	79,850
2013	12.387283	11.623414	-6.17%	109,286
2012	12.290923	12.387283	0.78%	179,538
2011	11.716553	12.290923	4.90%	189,689
2010	11.433372	11.716553	2.48%	314,963

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.317910	8.279835	-0.46%	63,868
2018	8.389389	8.317910	-0.85%	64,379
2017	8.541581	8.389389	-1.78%	56,696
2016	8.732526	8.541581	-2.19%	93,002
2015	8.928965	8.732526	-2.20%	101,649
2014	9.129818	8.928965	-2.20%	117,972
2013	9.335189	9.129818	-2.20%	242,929
2012	9.545762	9.335189	-2.21%	596,473
2011	9.759894	9.545762	-2.19%	334,627
2010	9.979424	9.759894	-2.20%	826,657
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.110566	9.432390	16.30%	1,508
2018	9.735160	8.110566	-16.69%	1,533
2017	7.832740	9.735160	24.29%	2,066
2016	7.958021	7.832740	-1.57%	2,331
2015	8.407890	7.958021	-5.35%	2,419
2014	8.659376	8.407890	-2.90%	7,175
2013	7.531388	8.659376	14.98%	4,611
2012	6.683524	7.531388	12.69%	7,361
2011	7.592916	6.683524	-11.98%	12,930
2010	6.870228	7.592916	10.52%	12,869
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.810880	10.444053	18.54%	0
2018	10.492515	8.810880	-16.03%	845
2017	8.619715	10.492515	21.73%	845
2016	8.767220	8.619715	-1.68%	1,836
2015	9.090759	8.767220	-3.56%	1,874
2014	9.908397	9.090759	-8.25%	3,183
2013	8.372107	9.908397	18.35%	3,604
2012	7.241943	8.372107	15.61%	5,922
2011	8.496374	7.241943	-14.76%	6,229
2010	8.088902	8.496374	5.04%	5,811
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	23.882599	28.900407	21.01%	1,541
2018	26.795735	23.882599	-10.87%	1,541
2017	23.133284	26.795735	15.83%	1,541
2016	21.606498	23.133284	7.07%	1,541
2015	22.315306	21.606498	-3.18%	1,541
2014	21.733789	22.315306	2.68%	1,541
2013	17.463989	21.733789	24.45%	1,928
2012	15.407437	17.463989	13.35%	6,907
2011	16.398041	15.407437	-6.04%	11,730
2010	14.626875	16.398041	12.11%	6,993

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.143480	17.082451	12.80%	6,238
2018	16.275337	15.143480	-6.95%	6,920
2017	14.973679	16.275337	8.69%	9,479
2016	14.401864	14.973679	3.97%	11,291
2015	14.751467	14.401864	-2.37%	12,238
2014	14.422004	14.751467	2.28%	12,493
2013	13.001097	14.422004	10.93%	12,837
2012	12.153512	13.001097	6.97%	34,184
2011	12.317334	12.153512	-1.33%	13,087
2010	11.468700	12.317334	7.40%	13,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.740418	20.809883	17.30%	0
2018	19.396906	17.740418	-8.54%	0
2017	17.273901	19.396906	12.29%	8,473
2016	16.392681	17.273901	5.38%	12,397
2015	16.851083	16.392681	-2.72%	15,981
2014	16.376602	16.851083	2.90%	17,521
2013	14.013091	16.376602	16.87%	25,358
2012	12.765295	14.013091	9.77%	40,258
2011	13.175134	12.765295	-3.11%	26,307
2010	12.024686	13.175134	9.57%	16,726
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.848145	13.763377	7.12%	32,622
2018	13.380071	12.848145	-3.98%	39,043
2017	12.944610	13.380071	3.36%	54,211
2016	12.693762	12.944610	1.98%	66,810
2015	12.945045	12.693762	-1.94%	152,259
2014	12.740586	12.945045	1.60%	193,540
2013	12.426751	12.740586	2.53%	277,592
2012	12.081680	12.426751	2.86%	331,849
2011	12.001071	12.081680	0.67%	402,386
2010	11.588123	12.001071	3.56%	365,754
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.691212	11.815128	10.51%	0
2018	11.584814	10.691212	-7.71%	0
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.976297	12.371724	12.71%	0
2018	11.948000	10.976297	-8.13%	0
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.537735	21.347120	15.15%	80,381
2018	20.098750	18.537735	-7.77%	99,364
2017	18.197202	20.098750	10.45%	120,964
2016	17.365008	18.197202	4.79%	178,391
2015	17.815286	17.365008	-2.53%	196,763
2014	17.318724	17.815286	2.87%	289,079
2013	15.183567	17.318724	14.06%	347,167
2012	14.011054	15.183567	8.37%	440,694
2011	14.331351	14.011054	-2.23%	456,831
2010	13.211670	14.331351	8.47%	517,360
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.672991	25.822982	19.15%	34,473
2018	24.019270	21.672991	-9.77%	41,699
2017	21.047488	24.019270	14.12%	50,375
2016	19.837104	21.047488	6.10%	55,669
2015	20.432495	19.837104	-2.91%	63,657
2014	19.905411	20.432495	2.65%	93,684
2013	16.631340	19.905411	19.69%	170,514
2012	14.949262	16.631340	11.25%	212,177
2011	15.616983	14.949262	-4.28%	290,597
2010	14.151761	15.616983	10.35%	292,896
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.702160	17.427307	10.99%	14,904
2018	16.679858	15.702160	-5.86%	20,319
2017	15.615578	16.679858	6.82%	37,159
2016	15.104456	15.615578	3.38%	66,845
2015	15.448958	15.104456	-2.23%	176,594
2014	15.081694	15.448958	2.44%	171,973
2013	13.956215	15.081694	8.06%	183,425
2012	13.208920	13.956215	5.66%	251,271
2011	13.232452	13.208920	-0.18%	172,547
2010	12.468141	13.232452	6.13%	186,300
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.409665	4.10%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.708666	7.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.446542	20.945378	27.35%	4,334
2018	17.401723	16.446542	-5.49%	4,942
2017	13.698808	17.401723	27.03%	6,321
2016	13.732808	13.698808	-0.25%	7,517
2015	13.615611	13.732808	0.86%	14,716
2014	12.639216	13.615611	7.73%	27,258
2013	9.614618	12.639216	31.46%	55,672
2012	8.465103	9.614618	13.58%	65,942
2011	8.944253	8.465103	-5.36%	84,246
2010	7.927715	8.944253	12.82%	99,983
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.755363	12.514186	16.35%	46,263
2018	11.555730	10.755363	-6.93%	46,733
2017	10.050684	11.555730	14.97%	0
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.070292	14.399791	19.30%	0
2018	12.669608	12.070292	-4.73%	0
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.415882	35.479738	34.31%	6,504
2018	27.436272	26.415882	-3.72%	7,392
2017	22.075842	27.436272	24.28%	9,636
2016	21.844833	22.075842	1.06%	16,855
2015	21.308616	21.844833	2.52%	17,958
2014	20.069524	21.308616	6.17%	32,314
2013	15.057173	20.069524	33.29%	66,401
2012	13.001498	15.057173	15.81%	86,466
2011	13.633525	13.001498	-4.64%	104,268
2010	12.845949	13.633525	6.13%	129,339
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.092192	27.371373	23.90%	1,336
2018	24.955468	22.092192	-11.47%	1,396
2017	23.529748	24.955468	6.06%	10,864
2016	20.012495	23.529748	17.58%	13,377
2015	21.413917	20.012495	-6.54%	16,633
2014	19.385574	21.413917	10.46%	24,752
2013	15.053604	19.385574	28.78%	43,240
2012	13.450060	15.053604	11.92%	57,446
2011	13.685425	13.450060	-1.72%	61,360
2010	12.366653	13.685425	10.66%	65,248

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.382171	42.251334	22.89%	120
2018	39.677188	34.382171	-13.35%	162
2017	35.038227	39.677188	13.24%	1,229
2016	29.781555	35.038227	17.65%	1,360
2015	31.243306	29.781555	-4.68%	1,336
2014	29.195791	31.243306	7.01%	1,819
2013	22.437147	29.195791	30.12%	2,576
2012	19.530446	22.437147	14.88%	6,083
2011	20.490280	19.530446	-4.68%	9,639
2010	16.600993	20.490280	23.43%	9,977
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.074096	14.865224	13.70%	1,183
2018	16.173849	13.074096	-19.17%	1,166
2017	13.495354	16.173849	19.85%	7,936
2016	13.143383	13.495354	2.68%	12,572
2015	14.198122	13.143383	-7.43%	13,923
2014	16.073054	14.198122	-11.67%	13,616
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.365648	16.352435	22.35%	976
2018	15.495600	13.365648	-13.75%	969
2017	13.853496	15.495600	11.85%	986
2016	12.205760	13.853496	13.50%	2,384
2015	12.924536	12.205760	-5.56%	3,017
2014	11.987376	12.924536	7.82%	12,230
2013	9.077336	11.987376	32.06%	7,443
2012	7.893419	9.077336	15.00%	9,337
2011	8.594269	7.893419	-8.15%	10,849
2010	7.794044	8.594269	10.27%	10,560
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.948167	20.527927	21.12%	7,400
2018	19.957170	16.948167	-15.08%	7,384
2017	17.924226	19.957170	11.34%	7,485
2016	15.584364	17.924226	15.01%	5,873
2015	16.408460	15.584364	-5.02%	13,688
2014	14.337307	16.408460	14.45%	30,647
2013	10.804765	14.337307	32.69%	46,682
2012	9.496154	10.804765	13.78%	55,980
2011	9.940108	9.496154	-4.47%	66,624
2010	8.495635	9.940108	17.00%	76,361

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.558929	31.191840	32.40%	242
2018	26.248820	23.558929	-10.25%	250
2017	21.530813	26.248820	21.91%	335
2016	20.372175	21.530813	5.69%	797
2015	20.720754	20.372175	-1.68%	948
2014	20.662449	20.720754	0.28%	709
2013	14.676513	20.662449	40.79%	4,418
2012	13.269999	14.676513	10.60%	4,348
2011	13.685788	13.269999	-3.04%	149,826
2010	11.185330	13.685788	22.35%	2,874
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	30.250420	35.114689	16.08%	0
2018	37.326683	30.250420	-18.96%	0
2017	35.092208	37.326683	6.37%	223
2016	28.563064	35.092208	22.86%	776
2015	31.165846	28.563064	-8.35%	485
2014	29.847658	31.165846	4.42%	907
2013	21.795270	29.847658	36.95%	731
2012	18.525111	21.795270	17.65%	2,003
2011	20.033551	18.525111	-7.53%	1,773
2010	16.195979	20.033551	23.69%	1,647
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	29.810253	36.546230	22.60%	348
2018	34.973333	29.810253	-14.76%	348
2017	31.588308	34.973333	10.72%	348
2016	26.355306	31.588308	19.86%	670
2015	27.468815	26.355306	-4.05%	348
2014	27.931512	27.468815	-1.66%	2,280
2013	20.319595	27.931512	37.46%	4,465
2012	18.032036	20.319595	12.69%	5,843
2011	19.572741	18.032036	-7.87%	6,636
2010	16.012704	19.572741	22.23%	4,843
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.924381	19.630583	23.27%	3,313
2018	17.301150	15.924381	-7.96%	3,352
2017	14.944742	17.301150	15.77%	3,651
2016	13.877142	14.944742	7.69%	5,357
2015	14.248936	13.877142	-2.61%	18,856
2014	13.183866	14.248936	8.08%	42,112
2013	9.729364	13.183866	35.51%	171,064
2012	8.931994	9.729364	8.93%	81,485
2011	9.440831	8.931994	-5.39%	95,055
2010	7.812308	9.440831	20.85%	113,326

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.559937	16.023462	27.58%	3,770
2018	13.387266	12.559937	-6.18%	4,869
2017	12.895310	13.387266	3.81%	6,784
2016	12.301583	12.895310	4.83%	7,742
2015	13.333044	12.301583	-7.74%	15,334
2014	10.600397	13.333044	25.78%	64,116
2013	10.553881	10.600397	0.44%	40,163
2012	9.336965	10.553881	13.03%	45,839
2011	8.994404	9.336965	3.81%	57,416
2010	7.083961	8.994404	26.97%	52,586
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.254470	19.519873	27.96%	456
2018	16.398798	15.254470	-6.98%	456
2017	13.830972	16.398798	18.57%	456
2016	12.694507	13.830972	8.95%	200
2015	12.858823	12.694507	-1.28%	959
2014	11.627490	12.858823	10.59%	2,420
2013*	10.000000	11.627490	16.27%	11,531
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.494846	9.665504	1.80%	4,229
2018	9.630625	9.494846	-1.41%	4,707
2017	9.693589	9.630625	-0.65%	14,600
2016	9.670095	9.693589	0.24%	18,865
2015	9.921478	9.670095	-2.53%	20,952
2014	10.094804	9.921478	-1.72%	30,258
2013	10.311022	10.094804	-2.10%	39,008
2012	10.184712	10.311022	1.24%	32,240
2011	10.279747	10.184712	-0.92%	26,276
2010	10.262637	10.279747	0.17%	57,683
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.601255	16.622268	22.21%	0
2018	15.688724	13.601255	-13.31%	0
2017	14.048382	15.688724	11.68%	0
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.634803	20.923728	33.83%	5,049
2018	17.200963	15.634803	-9.11%	5,854
2017	13.791009	17.200963	24.73%	7,893
2016	13.295271	13.791009	3.73%	8,903
2015	13.641543	13.295271	-2.54%	19,962
2014	13.448209	13.641543	1.44%	33,640
2013	9.920609	13.448209	35.56%	45,797
2012	8.848477	9.920609	12.12%	56,162
2011	9.468588	8.848477	-6.55%	72,791
2010	7.655179	9.468588	23.69%	84,227
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	30.721039	39.804265	29.57%	0
2018	33.621234	30.721039	-8.63%	0
2017	27.596634	33.621234	21.83%	0
2016	27.088378	27.596634	1.88%	0
2015	27.424968	27.088378	-1.23%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.063994	9.191414	1.41%	10,412
2018	9.175341	9.063994	-1.21%	10,957
2017	9.298302	9.175341	-1.32%	10,828
2016	9.392379	9.298302	-1.00%	17,656
2015	9.586051	9.392379	-2.02%	29,927
2014	9.742269	9.586051	-1.60%	49,109
2013	9.900358	9.742269	-1.60%	56,178
2012	9.677955	9.900358	2.30%	56,828
2011	9.866572	9.677955	-1.91%	54,770
2010	9.582086	9.866572	2.97%	73,403
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	25.226872	31.058304	23.12%	19
2018	27.364573	25.226872	-7.81%	19
2017	23.624367	27.364573	15.83%	23
2016	21.986013	23.624367	7.45%	26
2015	22.585310	21.986013	-2.65%	29
2014	20.921308	22.585310	7.95%	34
2013	15.545891	20.921308	34.58%	298
2012	14.323745	15.545891	8.53%	785
2011	15.110806	14.323745	-5.21%	1,008
2010	12.576121	15.110806	20.15%	329
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.214002	11.162422	9.29%	0
2018	11.046796	10.214002	-7.54%	0
2017	9.961806	11.046796	10.89%	0
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	1,954
2012*	10.000000	10.559837	5.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.534523	10.691074	12.13%	0
2018	10.244531	9.534523	-6.93%	0
2017	9.541197	10.244531	7.37%	0
2016	8.616697	9.541197	10.73%	0
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.493637	10.972718	4.57%	0
2018	11.186687	10.493637	-6.20%	0
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	550
2012	12.254916	12.611677	2.91%	607
2011	11.557154	12.254916	6.04%	2,558
2010	10.804504	11.557154	6.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.365955	10.535689	1.64%	2,996
2018	10.575347	10.365955	-1.98%	3,158
2017	10.678860	10.575347	-0.97%	11,927
2016	10.777766	10.678860	-0.92%	18,035
2015	10.997248	10.777766	-2.00%	29,782
2014	11.161119	10.997248	-1.47%	58,306
2013	11.438755	11.161119	-2.43%	85,823
2012	11.060744	11.438755	3.42%	209,510
2011	11.196028	11.060744	-1.21%	232,472
2010	10.883488	11.196028	2.87%	268,899
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.976939	10.020535	0.44%	0
2018	10.059054	9.976939	-0.82%	0
2017	10.052970	10.059054	0.06%	0
2016*	10.000000	10.052970	0.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.191126	10.788919	5.87%	3,500
2018	10.488242	10.191126	-2.83%	3,667
2017	10.230704	10.488242	2.52%	3,658
2016	10.196770	10.230704	0.33%	3,636
2015	10.391266	10.196770	-1.87%	11,741
2014	10.199928	10.391266	1.88%	59,604
2013	10.647977	10.199928	-4.21%	84,547
2012	9.943457	10.647977	7.09%	129,528
2011*	10.000000	9.943457	-0.57%	54,215

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.018965	12.777822	27.54%	0
2018	11.196064	10.018965	-10.51%	0
2017*	10.000000	11.196064	11.96%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.200204	17.653258	33.73%	33
2018	13.185066	13.200204	0.11%	37
2017	10.298166	13.185066	28.03%	49
2016*	10.000000	10.298166	2.98%	59
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.146799	18.539681	22.40%	0
2018	19.149942	15.146799	-20.90%	0
2017	15.467894	19.149942	23.80%	0
2016	16.212670	15.467894	-4.59%	0
2015	16.554223	16.212670	-2.06%	0
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.303953	40.638443	25.80%	102
2018	32.754156	32.303953	-1.37%	138
2017	26.305472	32.754156	24.51%	179
2016	30.123660	26.305472	-12.68%	8,028
2015	27.386120	30.123660	10.00%	12,490
2014	21.338927	27.386120	28.34%	31,180
2013	14.496145	21.338927	47.20%	62,820
2012	11.315229	14.496145	28.11%	73,356
2011	10.480715	11.315229	7.96%	146,195
2010*	10.000000	10.480715	4.81%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.980887	5.433756	9.09%	698
2018	7.116309	4.980887	-30.01%	698
2017	7.422236	7.116309	-4.12%	698
2016	5.291504	7.422236	40.27%	400
2015	8.151993	5.291504	-35.09%	404
2014	10.335155	8.151993	-21.12%	404
2013	9.581217	10.335155	7.87%	4,237
2012*	10.000000	9.581217	-4.19%	240

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.105140	5.585428	9.41%	6,449
2018	7.279077	5.105140	-29.87%	6,449
2017	7.570903	7.279077	-3.85%	6,449
2016	5.386327	7.570903	40.56%	6,449
2015	8.275725	5.386327	-34.91%	6,449
2014	10.460493	8.275725	-20.89%	12,297
2013	9.676483	10.460493	8.10%	17,115
2012*	10.000000	9.676483	-3.24%	21,889
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.728614	7.29%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.562531	32.428299	22.08%	502
2018	26.812636	26.562531	-0.93%	682
2017	21.781555	26.812636	23.10%	884
2016	20.668980	21.781555	5.38%	1,113
2015	21.761296	20.668980	-5.02%	4,841
2014	22.676759	21.761296	-4.04%	3,473
2013	15.433916	22.676759	46.93%	3,825
2012	14.630387	15.433916	5.49%	7,917
2011	15.679640	14.630387	-6.69%	6,748
2010	12.646269	15.679640	23.99%	9,322

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.094059	12.497238	12.65%	5,391
2018	12.251043	11.094059	-9.44%	5,391
2017	10.962067	12.251043	11.76%	5,391
2016	10.848509	10.962067	1.05%	8,782
2015	11.244424	10.848509	-3.52%	9,089
2014	11.038857	11.244424	1.86%	9,089
2013	10.088976	11.038857	9.42%	9,249
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	25.527612	30.845135	20.83%	0
2018	27.740009	25.527612	-7.98%	0
2017	23.926772	27.740009	15.94%	0
2016	22.036432	23.926772	8.58%	0
2015	22.226564	22.036432	-0.86%	0
2014	20.805279	22.226564	6.83%	0
2013	15.813563	20.805279	31.57%	0
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	1,010
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.609391	8.687026	14.16%	0
2018*	10.000000	7.609391	-23.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	32.552177	38.152692	17.20%	0
2018	39.320287	32.552177	-17.21%	0
2017	35.642546	39.320287	10.32%	0
2016	29.216938	35.642546	21.99%	901
2015	31.694266	29.216938	-7.82%	975
2014	29.761369	31.694266	6.49%	1,037
2013	22.120795	29.761369	34.54%	1,130
2012	19.102982	22.120795	15.80%	1,320
2011	21.385861	19.102982	-10.67%	1,551
2010	17.282343	21.385861	23.74%	1,426
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.637582	12.388472	6.45%	0
2018	12.252314	11.637582	-5.02%	0
2017	12.089660	12.252314	1.35%	4,368
2016	11.847379	12.089660	2.05%	5,506
2015	12.426837	11.847379	-4.66%	11,511
2014	12.306787	12.426837	0.98%	15,476
2013	13.756602	12.306787	-10.54%	18,267
2012	13.106022	13.756602	4.96%	18,006
2011	11.997664	13.106022	9.24%	19,523
2010	11.676054	11.997664	2.75%	26,815

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	24.232416	29.312547	20.96%	0
2018	26.715249	24.232416	-9.29%	0
2017	22.717225	26.715249	17.60%	0
2016	20.528868	22.717225	10.66%	0
2015	22.329856	20.528868	-8.07%	0
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.104596	29.132905	26.09%	0
2018	27.160180	23.104596	-14.93%	0
2017	24.925166	27.160180	8.97%	820
2016	20.777100	24.925166	19.96%	797
2015	21.596512	20.777100	-3.79%	1,081
2014	19.007056	21.596512	13.62%	1,922
2013	14.968686	19.007056	26.98%	3,222
2012	13.175924	14.968686	13.61%	4,153
2011	13.593186	13.175924	-3.07%	7,598
2010	11.687865	13.593186	16.30%	9,314
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.037893	11.270348	12.28%	0
2018	10.575703	10.037893	-5.09%	0
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	2,940
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.542824	10.181363	6.69%	0
2018	9.834655	9.542824	-2.97%	0
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.345581	14.135870	24.59%	0
2018	12.538133	11.345581	-9.51%	0
2017	11.010215	12.538133	13.88%	0
2016	9.704438	11.010215	13.46%	2,659
2015*	10.000000	9.704438	-2.96%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.316822	16.479558	15.11%	0
2018	15.849484	14.316822	-9.67%	0
2017	14.258604	15.849484	11.16%	625
2016	14.051223	14.258604	1.48%	627
2015	14.520049	14.051223	-3.23%	622
2014	14.572708	14.520049	-0.36%	995
2013	13.029722	14.572708	11.84%	1,028
2012	12.122153	13.029722	7.49%	891
2011	12.869051	12.122153	-5.80%	907
2010	11.994330	12.869051	7.29%	564
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.759987	12.606220	17.16%	0
2018	13.057312	10.759987	-17.59%	0
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	35.890244	42.875653	19.46%	59
2018	40.342279	35.890244	-11.04%	78
2017	36.714343	40.342279	9.88%	550
2016	29.871721	36.714343	22.91%	859
2015	31.288254	29.871721	-4.53%	701
2014	30.449022	31.288254	2.76%	1,689
2013	22.136555	30.449022	37.55%	2,123
2012	19.567037	22.136555	13.13%	3,838
2011	19.904520	19.567037	-1.70%	4,529
2010	16.182730	19.904520	23.00%	4,834
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	26.832076	34.196796	27.45%	0
2018	28.854046	26.832076	-7.01%	246
2017	24.350731	28.854046	18.49%	246
2016	22.352272	24.350731	8.94%	2,044
2015	22.669915	22.352272	-1.40%	247
2014	20.504713	22.669915	10.56%	290
2013	15.926800	20.504713	28.74%	715
2012	14.110692	15.926800	12.87%	2,139
2011	14.204638	14.110692	-0.66%	6,162
2010	12.687047	14.204638	11.96%	7,595

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	23.080799	30.586292	32.52%	0
2018	25.420801	23.080799	-9.21%	0
2017	20.474093	25.420801	24.16%	0
2016	19.458598	20.474093	5.22%	84
2015	20.461823	19.458598	-4.90%	87
2014	19.413353	20.461823	5.40%	140
2013	16.436907	19.413353	18.11%	616
2012	15.268266	16.436907	7.65%	1,490
2011	14.363631	15.268266	6.30%	1,473
2010	12.772412	14.363631	12.46%	2,646
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	19.012316	22.578605	18.76%	0
2018	24.101328	19.012316	-21.12%	0
2017	19.823238	24.101328	21.58%	0
2016	17.363077	19.823238	14.17%	0
2015	18.222401	17.363077	-4.72%	0
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.516237	10.839109	13.90%	0
2018	10.142078	9.516237	-6.17%	0
2017*	10.000000	10.142078	1.42%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.040547	16.280643	24.85%	0
2018	16.064554	13.040547	-18.82%	0
2017	14.704302	16.064554	9.25%	0
2016	11.474725	14.704302	28.15%	0
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.012988	10.480548	4.67%	0
2018	10.253552	10.012988	-2.35%	0
2017	10.139849	10.253552	1.12%	1,951
2016	9.520869	10.139849	6.50%	2,028
2015	9.837634	9.520869	-3.22%	0
2014	10.006804	9.837634	-1.69%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.021769	10.575106	17.22%	0
2018*	10.000000	9.021769	-9.78%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	12.252274	13.074799	6.71%	0
2018	12.634852	12.252274	-3.03%	0
2017	12.457780	12.634852	1.42%	0
2016	12.309011	12.457780	1.21%	0
2015	12.647922	12.309011	-2.68%	0
2014	12.499943	12.647922	1.18%	0
2013	12.692419	12.499943	-1.52%	0
2012	11.864524	12.692419	6.98%	1,646
2011	11.900010	11.864524	-0.30%	1,747
2010	11.242732	11.900010	5.85%	2,302
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.191805	10.345186	26.29%	0
2018*	10.000000	8.191805	-18.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.535743	16.446585	13.15%	14,120
2018	15.534251	14.535743	-6.43%	0
2017	14.087919	15.534251	10.27%	5,710
2016	13.695016	14.087919	2.87%	9,529
2015	14.084973	13.695016	-2.77%	17,470
2014	13.826916	14.084973	1.87%	20,138
2013	12.496093	13.826916	10.65%	20,837
2012	11.457282	12.496093	9.07%	21,881
2011	11.770734	11.457282	-2.66%	47,702
2010	10.699212	11.770734	10.01%	49,114
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.333175	17.967737	17.18%	0
2018	16.703383	15.333175	-8.20%	0
2017	14.696885	16.703383	13.65%	5,684
2016	14.209675	14.696885	3.43%	8,834
2015	14.603822	14.209675	-2.70%	10,176
2014	14.283608	14.603822	2.24%	11,168
2013	12.636579	14.283608	13.03%	14,476
2012	11.433657	12.636579	10.52%	14,681
2011	11.843328	11.433657	-3.46%	14,697
2010	10.597275	11.843328	11.76%	16,575
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.337394	19.820549	21.32%	0
2018	18.179977	16.337394	-10.14%	0
2017	15.408471	18.179977	17.99%	0
2016	14.817686	15.408471	3.99%	0
2015	15.239512	14.817686	-2.77%	0
2014	14.884300	15.239512	2.39%	723
2013	12.541764	14.884300	18.68%	1,975
2012	11.139882	12.541764	12.58%	2,029
2011	11.727594	11.139882	-5.01%	2,814
2010	10.352302	11.727594	13.28%	3,244

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.992571	13.336536	21.32%	2,040
2018	11.769761	10.992571	-6.60%	0
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	30.493878	39.130290	28.32%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.219471	12.044519	7.35%	0
2018	15.258575	11.219471	-26.47%	0
2017	16.054360	15.258575	-4.96%	353
2016	12.301249	16.054360	30.51%	1,182
2015	15.879962	12.301249	-22.54%	1,819
2014	18.623387	15.879962	-14.73%	1,584
2013	15.346435	18.623387	21.35%	2,010
2012	14.990822	15.346435	2.37%	2,603
2011	16.176362	14.990822	-7.33%	2,652
2010	13.887891	16.176362	16.48%	2,842
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.356226	27.777092	24.25%	0
2018	25.009014	22.356226	-10.61%	0
2017	22.710052	25.009014	10.12%	3,983
2016	19.736154	22.710052	15.07%	3,988
2015	21.084141	19.736154	-6.39%	5,245
2014	19.883423	21.084141	6.04%	9,922
2013	15.912756	19.883423	24.95%	12,649
2012	13.907849	15.912756	14.42%	19,296
2011	14.134775	13.907849	-1.61%	23,945
2010	12.582852	14.134775	12.33%	29,055
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.321806	14.351882	26.76%	0
2018	12.756612	11.321806	-11.25%	0
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	29.880907	39.132812	30.96%	0
2018	30.705462	29.880907	-2.69%	0
2017	23.298188	30.705462	31.79%	641
2016	23.702647	23.298188	-1.71%	945
2015	22.682172	23.702647	4.50%	978
2014	20.902287	22.682172	8.52%	652
2013	15.722839	20.902287	32.94%	1,103
2012	14.060446	15.722839	11.82%	2,123
2011	14.388086	14.060446	-2.28%	6,189
2010	11.883344	14.388086	21.08%	9,150

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.540638	13.411336	6.94%	1,589
2018	12.932702	12.540638	-3.03%	1,589
2017	12.721701	12.932702	1.66%	4,798
2016	12.455947	12.721701	2.13%	4,656
2015	12.851874	12.455947	-3.08%	6,624
2014	12.448350	12.851874	3.24%	23,496
2013	13.003797	12.448350	-4.27%	38,965
2012	12.597898	13.003797	3.22%	50,396
2011	12.039999	12.597898	4.63%	58,817
2010	11.452646	12.039999	5.13%	73,577
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	34.864376	41.977114	20.40%	0
2018	41.854894	34.864376	-16.70%	0
2017	35.520446	41.854894	17.83%	404
2016	32.464898	35.520446	9.41%	1,197
2015	33.762181	32.464898	-3.84%	2,228
2014	32.574588	33.762181	3.65%	3,783
2013	24.526407	32.574588	32.81%	5,102
2012	21.902676	24.526407	11.98%	7,686
2011	25.133719	21.902676	-12.86%	12,732
2010	19.997935	25.133719	25.68%	16,019
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.849617	24.739077	24.63%	0
2018	23.909411	19.849617	-16.98%	0
2017	18.815558	23.909411	27.07%	1,470
2016	20.317893	18.815558	-7.39%	1,937
2015	20.122326	20.317893	0.97%	1,867
2014	22.448131	20.122326	-10.36%	0
2013	17.642393	22.448131	27.24%	0
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.875999	13.071124	20.18%	0
2018	11.895725	10.875999	-8.57%	0
2017	11.726459	11.895725	1.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	26.993613	35.383876	31.08%	0
2018	33.476657	26.993613	-19.37%	0
2017	28.756491	33.476657	16.41%	0
2016	26.920523	28.756491	6.82%	0
2015	28.447895	26.920523	-5.37%	0
2014	27.323170	28.447895	4.12%	0
2013	21.470929	27.323170	27.26%	40
2012	17.287432	21.470929	24.20%	362
2011	19.441794	17.287432	-11.08%	614
2010	15.742579	19.441794	23.50%	799

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.640458	13.638281	17.16%	0
2018	13.181871	11.640458	-11.69%	0
2017	12.041912	13.181871	9.47%	764
2016	10.883761	12.041912	10.64%	760
2015	11.871983	10.883761	-8.32%	791
2014	11.808948	11.871983	0.53%	779
2013	9.760501	11.808948	20.99%	797
2012	8.658146	9.760501	12.73%	870
2011	8.995750	8.658146	-3.75%	903
2010	8.346794	8.995750	7.77%	363
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.335948	16.263822	13.45%	2,691
2018	15.327523	14.335948	-6.47%	2,924
2017	14.296369	15.327523	7.21%	2,907
2016	12.825833	14.296369	11.47%	209
2015	14.116993	12.825833	-9.15%	21,325
2014	13.804741	14.116993	2.26%	24,372
2013	12.394472	13.804741	11.38%	28,058
2012	11.256241	12.394472	10.11%	38,873
2011	11.246606	11.256241	0.09%	43,942
2010	10.211260	11.246606	10.14%	47,572
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	26.901728	33.983475	26.32%	0
2018	28.996140	26.901728	-7.22%	0
2017	24.603308	28.996140	17.85%	0
2016	21.688609	24.603308	13.44%	0
2015	23.027922	21.688609	-5.82%	0
2014	21.667871	23.027922	6.28%	1,310
2013	17.091933	21.667871	26.77%	2,814
2012	15.618081	17.091933	9.44%	5,384
2011	15.072574	15.618081	3.62%	6,275
2010	12.780751	15.072574	17.93%	13,437
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	31.461277	38.856421	23.51%	357
2018	36.947500	31.461277	-14.85%	357
2017	34.157112	36.947500	8.17%	357
2016	26.838841	34.157112	27.27%	357
2015	29.646787	26.838841	-9.47%	357
2014	30.157166	29.646787	-1.69%	3,235
2013	22.644824	30.157166	33.17%	4,568
2012	19.568913	22.644824	15.72%	8,011
2011	20.800674	19.568913	-5.92%	10,404
2010	16.595382	20.800674	25.34%	10,812

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.464479	11.721425	23.85%	528
2018	11.500194	9.464479	-17.70%	538
2017	8.378328	11.500194	37.26%	439
2016	7.297715	8.378328	14.81%	457
2015	9.286274	7.297715	-21.41%	519
2014*	10.000000	9.286274	-7.14%	398
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.995074	19.794085	10.00%	888
2018	21.774212	17.995074	-17.36%	852
2017	19.087560	21.774212	14.08%	814
2016	18.218494	19.087560	4.77%	801
2015	19.932174	18.218494	-8.60%	795
2014	22.945436	19.932174	-13.13%	2,416
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.014063	8.988604	-0.28%	11,863
2018	9.047405	9.014063	-0.37%	11,976
2017	9.080213	9.047405	-0.36%	12,560
2016	9.023484	9.080213	0.63%	16,426
2015	9.646505	9.023484	-6.46%	15,494
2014	9.690920	9.646505	-0.46%	15,021
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.122498	12.170030	9.42%	0
2018	11.895777	11.122498	-6.50%	0
2017	10.758200	11.895777	10.57%	0
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.345143	9.940771	6.37%	0
2018*	10.000000	9.345143	-6.55%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.172111	9.415212	2.65%	0
2018	9.886095	9.172111	-7.22%	0
2017	9.754570	9.886095	1.35%	0
2016	10.026981	9.754570	-2.72%	0
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.492395	21.993862	33.36%	0
2018	17.557322	16.492395	-6.07%	0
2017	14.138799	17.557322	24.18%	0
2016	14.177390	14.138799	-0.27%	0
2015	13.846039	14.177390	2.39%	0
2014	13.095060	13.846039	5.73%	0
2013	9.582796	13.095060	36.65%	0
2012*	10.000000	9.582796	-4.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.681469	15.499832	22.22%	0
2018	14.677691	12.681469	-13.60%	0
2017	13.095592	14.677691	12.08%	0
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	30.419412	39.088016	28.50%	237
2018	35.937174	30.419412	-15.35%	230
2017	26.967132	35.937174	33.26%	214
2016	27.629582	26.967132	-2.40%	223
2015	27.264351	27.629582	1.34%	214
2014	27.330066	27.264351	-0.24%	218
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.468586	10.237250	8.12%	0
2018	10.148441	9.468586	-6.70%	0
2017	9.790378	10.148441	3.66%	0
2016	9.424640	9.790378	3.88%	819
2015	9.887998	9.424640	-4.69%	853
2014	9.869699	9.887998	0.19%	884
2013	10.134090	9.869699	-2.61%	884
2012*	10.000000	10.134090	1.34%	3,538
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.361429	10.457936	25.07%	0
2018	10.634315	8.361429	-21.37%	0
2017	8.603181	10.634315	23.61%	0
2016	9.046302	8.603181	-4.90%	0
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	24.111904	31.049883	28.77%	1,005
2018	26.843855	24.111904	-10.18%	1,005
2017	23.543244	26.843855	14.02%	1,005
2016	21.638756	23.543244	8.80%	1,005
2015	21.469810	21.638756	0.79%	1,215
2014	19.894805	21.469810	7.92%	7,820
2013	15.484398	19.894805	28.48%	14,786
2012	13.585193	15.484398	13.98%	24,805
2011	13.941099	13.585193	-2.55%	30,229
2010	12.313104	13.941099	13.22%	35,679
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	33.457346	41.251525	23.30%	50
2018	38.264771	33.457346	-12.56%	65
2017	34.362882	38.264771	11.35%	70
2016	29.872396	34.362882	15.03%	254
2015	32.543236	29.872396	-8.21%	314
2014	29.817212	32.543236	9.14%	328
2013	21.691322	29.817212	37.46%	341
2012	18.859282	21.691322	15.02%	401
2011	19.763504	18.859282	-4.58%	240
2010	16.429893	19.763504	20.29%	229
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.663195	16.264467	19.04%	0
2018	14.783618	13.663195	-7.58%	0
2017	12.786396	14.783618	15.62%	676
2016	13.424690	12.786396	-4.75%	7,014
2015	14.984494	13.424690	-10.41%	7,178
2014	16.181516	14.984494	-7.40%	7,228
2013	13.229084	16.181516	22.32%	7,337
2012	11.356526	13.229084	16.49%	912
2011	12.519639	11.356526	-9.29%	2,162
2010	11.785197	12.519639	6.23%	2,900
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.973867	13.014543	8.69%	0
2018	12.515705	11.973867	-4.33%	0
2017	12.001432	12.515705	4.29%	1,657
2016	10.566473	12.001432	13.58%	1,723
2015	11.561823	10.566473	-8.61%	0
2014	11.606867	11.561823	-0.39%	176
2013	10.745732	11.606867	8.01%	11,784
2012*	10.000000	10.745732	7.46%	11,595

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.509587	20.912793	34.84%	0
2018	15.877932	15.509587	-2.32%	0
2017	12.799632	15.877932	24.05%	0
2016	12.338849	12.799632	3.73%	0
2015	13.397299	12.338849	-7.90%	0
2014	12.705810	13.397299	5.44%	82
2013	10.003346	12.705810	27.02%	89
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	24.397877	29.160980	19.52%	0
2018	24.855429	24.397877	-1.84%	0
2017	21.522611	24.855429	15.49%	0
2016	21.104174	21.522611	1.98%	0
2015	21.501705	21.104174	-1.85%	0
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	2,193
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.470949	10.116786	6.82%	0
2018	9.816452	9.470949	-3.52%	0
2017	9.716010	9.816452	1.03%	0
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	37.249221	49.829569	33.77%	1,629
2018	37.467609	37.249221	-0.58%	1,629
2017	29.483311	37.467609	27.08%	2,221
2016	29.585397	29.483311	-0.35%	2,513
2015	27.038648	29.585397	9.42%	3,287
2014	25.501584	27.038648	6.03%	5,683
2013	19.932075	25.501584	27.94%	7,755
2012	16.463786	19.932075	21.07%	8,715
2011	18.098364	16.463786	-9.03%	9,930
2010	17.388066	18.098364	4.08%	11,216
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.265873	31.520085	41.56%	0
2018	22.576146	22.265873	-1.37%	0
2017	15.936271	22.576146	41.67%	0
2016	14.318638	15.936271	11.30%	0
2015	13.997930	14.318638	2.29%	0
2014	13.095940	13.997930	6.89%	0
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.219229	28.758464	23.86%	538
2018	27.994418	23.219229	-17.06%	538
2017	21.892649	27.994418	27.87%	538
2016	24.005455	21.892649	-8.80%	538
2015	26.929375	24.005455	-10.86%	538
2014	31.342505	26.929375	-14.08%	538
2013	28.056820	31.342505	11.71%	547
2012	25.361453	28.056820	10.63%	654
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.366035	9.661417	15.48%	1,358
2018	10.510188	8.366035	-20.40%	1,358
2017	8.410840	10.510188	24.96%	1,358
2016	7.123546	8.410840	18.07%	3,105
2015	9.115994	7.123546	-21.86%	1,358
2014	9.779381	9.115994	-6.78%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.734084	10.315288	5.97%	4,743
2018	10.062699	9.734084	-3.27%	4,743
2017	9.910741	10.062699	1.53%	4,743
2016*	10.000000	9.910741	-0.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.309029	21.141359	38.10%	0
2018	15.937209	15.309029	-3.94%	0
2017	12.904776	15.937209	23.50%	0
2016	12.133394	12.904776	6.36%	0
2015	12.684918	12.133394	-4.35%	0
2014	14.028356	12.684918	-9.58%	0
2013	10.162292	14.028356	38.04%	126
2012*	10.000000	10.162292	1.62%	141
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	27.470052	34.774999	26.59%	2,062
2018	31.353373	27.470052	-12.39%	2,062
2017	27.331246	31.353373	14.72%	2,400
2016	24.573342	27.331246	11.22%	5,531
2015	25.376008	24.573342	-3.16%	7,216
2014	23.556736	25.376008	7.72%	15,411
2013	17.772394	23.556736	32.55%	23,201
2012	15.690399	17.772394	13.27%	37,831
2011	16.126041	15.690399	-2.70%	46,748
2010	14.833232	16.126041	8.72%	51,820
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.788008	7.88%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.541210	20.316973	22.83%	820
2018	18.747311	16.541210	-11.77%	820
2017	15.121849	18.747311	23.97%	1,036
2016	14.896670	15.121849	1.51%	1,060
2015	14.333619	14.896670	3.93%	1,100
2014	14.499320	14.333619	-1.14%	306
2013	11.621349	14.499320	24.76%	325
2012	10.255587	11.621349	13.32%	586
2011	10.681045	10.255587	-3.98%	539
2010*	10.000000	10.681045	6.81%	583
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.313090	16.800561	36.44%	0
2018	12.526039	12.313090	-1.70%	0
2017	10.002579	12.526039	25.23%	0
2016	9.667418	10.002579	3.47%	0
2015*	10.000000	9.667418	-3.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.962026	12.933608	8.12%	0
2018	12.351369	11.962026	-3.15%	0
2017	11.931536	12.351369	3.52%	0
2016	11.529748	11.931536	3.48%	0
2015	11.894141	11.529748	-3.06%	1,802
2014	11.312088	11.894141	5.15%	1,827
2013	11.640009	11.312088	-2.82%	1,813
2012	10.906004	11.640009	6.73%	2,485
2011	10.584401	10.906004	3.04%	4,628
2010	10.133021	10.584401	4.45%	4,571
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	20.649514	23.045084	11.60%	0
2018	22.728723	20.649514	-9.15%	0
2017	21.216661	22.728723	7.13%	0
2016	19.626943	21.216661	8.10%	0
2015	20.317588	19.626943	-3.40%	0
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.097603	11.371157	24.99%	0
2018	10.105496	9.097603	-9.97%	0
2017	9.185199	10.105496	10.02%	0
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.578486	20.095006	21.21%	0
2018	18.274754	16.578486	-9.28%	0
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	244
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.928228	17.625066	18.07%	0
2018	16.074177	14.928228	-7.13%	6,558
2017	14.200352	16.074177	13.20%	30,108
2016	13.326893	14.200352	6.55%	36,703
2015	13.500802	13.326893	-1.29%	75,850
2014	13.155061	13.500802	2.63%	106,830
2013	10.915987	13.155061	20.51%	124,326
2012	9.651009	10.915987	13.11%	239,423
2011	9.781789	9.651009	-1.34%	253,995
2010	8.933259	9.781789	9.50%	252,155
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.343835	11.019425	6.53%	3,719
2018	10.698086	10.343835	-3.31%	3,719
2017	10.603096	10.698086	0.90%	6,789
2016	10.566422	10.603096	0.35%	16,328
2015	10.834683	10.566422	-2.48%	33,216
2014	10.558416	10.834683	2.62%	46,905
2013	11.086812	10.558416	-4.77%	56,925
2012	10.805947	11.086812	2.60%	61,490
2011	10.455502	10.805947	3.35%	65,967
2010	10.091602	10.455502	3.61%	64,504
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.508299	21.749210	31.75%	830
2018	18.647659	16.508299	-11.47%	830
2017	14.565075	18.647659	28.03%	972
2016	14.871536	14.565075	-2.06%	1,063
2015	14.279546	14.871536	4.15%	1,084
2014	14.344932	14.279546	-0.46%	7,309
2013	11.407665	14.344932	25.75%	8,393
2012	9.559441	11.407665	19.33%	8,819
2011	10.782936	9.559441	-11.35%	9,506
2010	9.910942	10.782936	8.80%	9,433

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.372038	23.397717	27.36%	1,392
2018	18.921582	18.372038	-2.90%	1,746
2017	15.145633	18.921582	24.93%	1,768
2016	14.205683	15.145633	6.62%	3,903
2015	13.655045	14.205683	4.03%	7,745
2014	12.926599	13.655045	5.64%	19,314
2013	10.202870	12.926599	26.70%	20,189
2012	8.891032	10.202870	14.75%	23,789
2011	9.542654	8.891032	-6.83%	30,410
2010	8.259444	9.542654	15.54%	32,102
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.306664	18.802681	22.84%	0
2018	16.010878	15.306664	-4.40%	430
2017	13.432823	16.010878	19.19%	3,069
2016	12.369650	13.432823	8.60%	14,288
2015	12.518367	12.369650	-1.19%	39,147
2014	11.618251	12.518367	7.75%	55,284
2013	8.938617	11.618251	29.98%	68,388
2012	7.811893	8.938617	14.42%	87,703
2011	8.174079	7.811893	-4.43%	99,307
2010	7.535100	8.174079	8.48%	97,825
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.967343	14.904930	6.71%	0
2018	14.633815	13.967343	-4.55%	0
2017	14.078328	14.633815	3.95%	3,055
2016	13.255289	14.078328	6.21%	12,068
2015	13.964035	13.255289	-5.08%	10,729
2014	13.751397	13.964035	1.55%	11,293
2013	14.227924	13.751397	-3.35%	12,677
2012	12.967670	14.227924	9.72%	13,263
2011	12.568101	12.967670	3.18%	14,190
2010	11.626353	12.568101	8.10%	14,798
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.900925	30.914190	24.15%	240
2018	27.531303	24.900925	-9.55%	240
2017	23.930210	27.531303	15.05%	240
2016	20.820558	23.930210	14.94%	2,073
2015	22.784456	20.820558	-8.62%	2,236
2014	21.398796	22.784456	6.48%	3,968
2013	16.179644	21.398796	32.26%	5,979
2012	14.007587	16.179644	15.51%	10,896
2011	14.704272	14.007587	-4.74%	12,545
2010	13.029918	14.704272	12.85%	15,982

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.630322	10.820558	12.36%	0
2018	10.765219	9.630322	-10.54%	0
2017	9.298223	10.765219	15.78%	0
2016	9.236887	9.298223	0.66%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.029649	10.449684	4.19%	0
2018*	10.000000	10.029649	0.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.374136	21.729929	12.16%	0
2018	20.435457	19.374136	-5.19%	0
2017	19.581368	20.435457	4.36%	0
2016	17.546790	19.581368	11.60%	668
2015	18.431324	17.546790	-4.80%	668
2014	18.386657	18.431324	0.24%	0
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.978706	18.754069	25.20%	0
2018	16.133404	14.978706	-7.16%	0
2017	13.228247	16.133404	21.96%	0
2016	11.917764	13.228247	11.00%	0
2015	12.339291	11.917764	-3.42%	0
2014	11.846296	12.339291	4.16%	0
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	405
2010	7.590196	8.561080	12.79%	3,541
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.405462	12.212947	29.85%	1,149
2018	11.548406	9.405462	-18.56%	1,149
2017	9.410337	11.548406	22.72%	1,149
2016	9.870326	9.410337	-4.66%	1,149
2015	10.164095	9.870326	-2.89%	1,149
2014	10.540604	10.164095	-3.57%	16,123
2013	8.905994	10.540604	18.35%	25,244
2013	8.905994	10.540604	18.35%	25,244
2012	7.887311	8.905994	12.92%	45,222
2011	8.927730	7.887311	-11.65%	52,048
2010	8.025138	8.927730	11.25%	55,752

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	24.772017	31.242375	26.12%	1,057
2018	25.416026	24.772017	-2.53%	1,057
2017	21.621844	25.416026	17.55%	1,057
2016	19.897887	21.621844	8.66%	1,057
2015	20.222074	19.897887	-1.60%	4,393
2014	18.501334	20.222074	9.30%	11,643
2013	14.471277	18.501334	27.85%	19,159
2012	13.004390	14.471277	11.28%	29,666
2011	13.252999	13.004390	-1.88%	34,960
2010	11.974411	13.252999	10.68%	40,697
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.513668	15.163018	21.17%	0
2018	14.344867	12.513668	-12.77%	0
2017	12.248890	14.344867	17.11%	0
2016	11.562949	12.248890	5.93%	0
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	304
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.982149	13.607585	13.57%	0
2018	13.074573	11.982149	-8.36%	0
2017	11.936142	13.074573	9.54%	6,428
2016	11.507225	11.936142	3.73%	6,534
2015	11.898168	11.507225	-3.29%	12,553
2014	11.670508	11.898168	1.95%	12,520
2013	10.412844	11.670508	12.08%	27,986
2012	9.592119	10.412844	8.56%	34,320
2011	9.946216	9.592119	-3.56%	51,130
2010	9.216039	9.946216	7.92%	51,746
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.468195	14.654536	17.54%	0
2018	13.890306	12.468195	-10.24%	0
2017	12.269743	13.890306	13.21%	8,833
2016	11.695095	12.269743	4.91%	9,707
2015	12.125438	11.695095	-3.55%	9,828
2014	11.847990	12.125438	2.34%	15,848
2013	9.996743	11.847990	18.52%	78,425
2012	8.999579	9.996743	11.08%	79,212
2011	9.535070	8.999579	-5.62%	77,716
2010	8.679150	9.535070	9.86%	81,275

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.016544	11.917779	8.18%	1,893
2018	11.573049	11.016544	-4.81%	1,893
2017	11.130920	11.573049	3.97%	1,893
2016	10.884327	11.130920	2.27%	6,077
2015	11.217196	10.884327	-2.97%	6,119
2014	11.104872	11.217196	1.01%	6,155
2013	10.826431	11.104872	2.57%	6,144
2012	10.303603	10.826431	5.07%	16,127
2011	10.393550	10.303603	-0.87%	10,939
2010	9.955686	10.393550	4.40%	12,883
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.582925	11.777877	11.29%	0
2018	11.644509	10.582925	-9.12%	0
2017	10.379157	11.644509	12.19%	0
2016	10.058488	10.379157	3.19%	0
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.860633	12.252815	12.82%	0
2018	11.957875	10.860633	-9.18%	0
2017	10.384718	11.957875	15.15%	0
2016	10.001729	10.384718	3.83%	0
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.276012	14.177136	15.49%	0
2018	13.518208	12.276012	-9.19%	0
2017	12.133499	13.518208	11.41%	13,561
2016	11.628348	12.133499	4.34%	62,395
2015	12.024199	11.628348	-3.29%	95,651
2014	11.763379	12.024199	2.22%	95,727
2013	10.215280	11.763379	15.15%	125,507
2012	9.300488	10.215280	9.84%	143,193
2011	9.741351	9.300488	-4.53%	145,931
2010	8.948011	9.741351	8.87%	177,213

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.466785	14.895461	19.48%	0
2018	14.094945	12.466785	-11.55%	0
2017	12.211782	14.094945	15.42%	0
2016	11.610676	12.211782	5.18%	772
2015	12.059799	11.610676	-3.72%	3,005
2014	11.799144	12.059799	2.21%	114,398
2013	9.712704	11.799144	21.48%	139,550
2012	8.671897	9.712704	12.00%	173,407
2011	9.305852	8.671897	-6.81%	165,365
2010	8.401560	9.305852	10.76%	245,284
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.751610	13.130077	11.73%	0
2018	12.625014	11.751610	-6.92%	0
2017	11.752928	12.625014	7.42%	73,840
2016	11.342399	11.752928	3.62%	78,551
2015	11.728425	11.342399	-3.29%	87,255
2014	11.527800	11.728425	1.74%	91,115
2013	10.601632	11.527800	8.74%	95,542
2012	9.856291	10.601632	7.56%	99,792
2011	10.109999	9.856291	-2.51%	100,266
2010	9.485717	10.109999	6.58%	111,623
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.917218	14.203218	9.96%	867
2018	15.675806	12.917218	-17.60%	867
2017	13.066921	15.675806	19.97%	1,118
2016	13.219475	13.066921	-1.15%	1,257
2015	14.073141	13.219475	-6.07%	1,259
2014	15.674150	14.073141	-10.21%	10,449
2013	13.351853	15.674150	17.39%	16,853
2012	11.424689	13.351853	16.87%	31,415
2011	13.345750	11.424689	-14.39%	35,089
2010	12.838018	13.345750	3.95%	35,855
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.371142	12.082062	6.25%	1,173
2018	11.714932	11.371142	-2.93%	1,173
2017	11.503048	11.714932	1.84%	1,173
2016	11.206184	11.503048	2.65%	7,225
2015	11.565974	11.206184	-3.11%	7,222
2014	11.303315	11.565974	2.32%	15,147
2013	11.815009	11.303315	-4.33%	23,615
2012	11.246092	11.815009	5.06%	23,404
2011	10.828681	11.246092	3.85%	23,778
2010	10.374687	10.828681	4.38%	34,091

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.029186	12.886640	7.13%	0
2018	12.489143	12.029186	-3.68%	0
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	849
2011	11.763273	12.194752	3.67%	1,440
2010	11.130830	11.763273	5.68%	1,440
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.843168	13.865002	17.07%	0
2018	13.491596	11.843168	-12.22%	0
2017	11.707345	13.491596	15.24%	0
2016	10.751716	11.707345	8.89%	0
2015	11.358040	10.751716	-5.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.289165	12.967816	14.87%	0
2018	12.530194	11.289165	-9.90%	0
2017	11.260220	12.530194	11.28%	0
2016	10.590019	11.260220	6.33%	0
2015	11.028073	10.590019	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	26.543187	31.826697	19.91%	732
2018	32.980836	26.543187	-19.52%	732
2017	23.889527	32.980836	38.06%	732
2016	22.737375	23.889527	5.07%	732
2015	27.768878	22.737375	-18.12%	2,482
2014	30.135104	27.768878	-7.85%	2,819
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.076267	11.505975	3.88%	1,079
2018	11.338074	11.076267	-2.31%	1,079
2017	11.361510	11.338074	-0.21%	1,079
2016	11.536740	11.361510	-1.52%	2,358
2015	11.815163	11.536740	-2.36%	4,255
2014	11.558971	11.815163	2.22%	17,540
2013	12.324915	11.558971	-6.21%	27,049
2012	12.235311	12.324915	0.73%	35,252
2011	11.669486	12.235311	4.85%	35,472
2010	11.393262	11.669486	2.42%	51,331

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.250480	8.208513	-0.51%	0
2018	8.325665	8.250480	-0.90%	25,057
2017	8.481031	8.325665	-1.83%	7,312
2016	8.675043	8.481031	-2.24%	15,773
2015	8.874721	8.675043	-2.25%	25,446
2014	9.079000	8.874721	-2.25%	38,676
2013	9.287976	9.079000	-2.25%	29,670
2012	9.502353	9.287976	-2.26%	35,448
2011	9.720467	9.502353	-2.24%	72,261
2010	9.944195	9.720467	-2.25%	62,101
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.066436	9.376266	16.24%	0
2018	9.687170	8.066436	-16.73%	0
2017	7.798095	9.687170	24.22%	517
2016	7.926863	7.798095	-1.62%	2,554
2015	8.379256	7.926863	-5.40%	5,924
2014	8.634305	8.379256	-2.95%	6,163
2013	7.513425	8.634305	14.92%	6,696
2012	6.670992	7.513425	12.63%	8,176
2011	7.582552	6.670992	-12.02%	8,106
2010	6.864350	7.582552	10.46%	7,059
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.753969	10.371286	18.48%	0
2018	10.430113	8.753969	-16.07%	0
2017	8.572817	10.430113	21.66%	0
2016	8.723962	8.572817	-1.73%	2,190
2015	9.050537	8.723962	-3.61%	2,162
2014	9.869618	9.050537	-8.30%	2,049
2013	8.343599	9.869618	18.29%	4,927
2012	7.220989	8.343599	15.55%	5,276
2011	8.476116	7.220989	-14.81%	4,569
2010	8.073743	8.476116	4.98%	4,356
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	23.689461	28.652033	20.95%	0
2018	26.592718	23.689461	-10.92%	0
2017	22.969727	26.592718	15.77%	0
2016	21.464678	22.969727	7.01%	0
2015	22.180180	21.464678	-3.23%	11,607
2014	21.613229	22.180180	2.62%	52,730
2013	17.375986	21.613229	24.39%	107,794
2012	15.337663	17.375986	13.29%	183,330
2011	16.332125	15.337663	-6.09%	255,506
2010	14.575520	16.332125	12.05%	376,291

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.068797	16.989512	12.75%	0
2018	16.203411	15.068797	-7.00%	0
2017	14.915109	16.203411	8.64%	0
2016	14.352845	14.915109	3.92%	0
2015	14.708781	14.352845	-2.42%	1,445
2014	14.387629	14.708781	2.23%	1,015
2013	12.976755	14.387629	10.87%	17,733
2012	12.136974	12.976755	6.92%	18,062
2011	12.306842	12.136974	-1.38%	133,424
2010	11.464785	12.306842	7.34%	133,424
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.652910	20.696657	17.24%	0
2018	19.311161	17.652910	-8.59%	0
2017	17.206300	19.311161	12.23%	9,192
2016	16.336863	17.206300	5.32%	12,080
2015	16.802294	16.336863	-2.77%	12,228
2014	16.337548	16.802294	2.84%	13,368
2013	13.986825	16.337548	16.81%	35,640
2012	12.747900	13.986825	9.72%	36,123
2011	13.163898	12.747900	-3.16%	36,312
2010	12.020578	13.163898	9.51%	40,927
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.744280	13.645129	7.07%	1,617
2018	13.278734	12.744280	-4.02%	1,617
2017	12.853114	13.278734	3.31%	1,617
2016	12.610458	12.853114	1.92%	1,617
2015	12.866665	12.610458	-1.99%	28,980
2014	12.669920	12.866665	1.55%	34,494
2013	12.364144	12.669920	2.47%	42,262
2012	12.026976	12.364144	2.80%	58,515
2011	11.952821	12.026976	0.62%	58,436
2010	11.547439	11.952821	3.51%	64,838
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.660272	11.774912	10.46%	0
2018	11.557229	10.660272	-7.76%	0
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	0
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.944496	12.329569	12.66%	0
2018	11.919525	10.944496	-8.18%	0
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	0
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.387865	21.163713	15.10%	0
2018	19.946517	18.387865	-7.81%	0
2017	18.068578	19.946517	10.39%	0
2016	17.251061	18.068578	4.74%	18,709
2015	17.707429	17.251061	-2.58%	27,366
2014	17.222683	17.707429	2.81%	100,997
2013	15.107089	17.222683	14.00%	193,618
2012	13.947620	15.107089	8.31%	226,147
2011	14.273746	13.947620	-2.28%	285,191
2010	13.165290	14.273746	8.42%	470,072
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.497774	25.601138	19.09%	0
2018	23.837342	21.497774	-9.81%	0
2017	20.898710	23.837342	14.06%	0
2016	19.706933	20.898710	6.05%	0
2015	20.308799	19.706933	-2.96%	16,470
2014	19.795011	20.308799	2.60%	78,848
2013	16.547545	19.795011	19.63%	127,284
2012	14.881569	16.547545	11.19%	218,682
2011	15.554198	14.881569	-4.32%	299,482
2010	14.102070	15.554198	10.30%	440,363
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.575209	17.277582	10.93%	0
2018	16.553518	15.575209	-5.91%	0
2017	15.505198	16.553518	6.76%	0
2016	15.005333	15.505198	3.33%	0
2015	15.355431	15.005333	-2.28%	10,275
2014	14.998051	15.355431	2.38%	11,569
2013	13.885904	14.998051	8.01%	22,707
2012	13.149120	13.885904	5.60%	116,325
2011	13.179258	13.149120	-0.23%	149,357
2010	12.424366	13.179258	6.08%	171,517
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.406119	4.06%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.704995	7.05%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.357138	20.820870	27.29%	2,541
2018	17.316038	16.357138	-5.54%	2,533
2017	13.638299	17.316038	26.97%	4,309
2016	13.679114	13.638299	-0.30%	4,567
2015	13.569319	13.679114	0.81%	4,707
2014	12.602678	13.569319	7.67%	9,670
2013	9.591730	12.602678	31.39%	28,081
2012	8.449269	9.591730	13.52%	38,127
2011	8.932070	8.449269	-5.41%	42,733
2010	7.920966	8.932070	12.76%	50,979
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.730814	12.479242	16.29%	0
2018	11.535297	10.730814	-6.97%	0
2017	10.038022	11.535297	14.92%	0
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.042772	14.359610	19.24%	0
2018	12.647230	12.042772	-4.78%	0
2017	10.630883	12.647230	18.97%	0
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.285602	35.286714	34.24%	843
2018	27.315003	26.285602	-3.77%	872
2017	21.989468	27.315003	24.22%	934
2016	21.770456	21.989468	1.01%	1,662
2015	21.246933	21.770456	2.46%	2,919
2014	20.021675	21.246933	6.12%	9,086
2013	15.028955	20.021675	33.22%	15,177
2012	12.983783	15.028955	15.75%	25,085
2011	13.621899	12.983783	-4.68%	39,166
2010	12.841565	13.621899	6.08%	52,507
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.983235	27.222455	23.83%	0
2018	24.845171	21.983235	-11.52%	0
2017	23.437700	24.845171	6.01%	0
2016	19.944374	23.437700	17.52%	350
2015	21.351945	19.944374	-6.59%	389
2014	19.339361	21.351945	10.41%	5,160
2013	15.025393	19.339361	28.71%	7,098
2012	13.431733	15.025393	11.86%	10,773
2011	13.673759	13.431733	-1.77%	20,142
2010	12.362426	13.673759	10.61%	27,205

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.104113	41.888219	22.82%	0
2018	39.376570	34.104113	-13.39%	90
2017	34.790500	39.376570	13.18%	653
2016	29.586066	34.790500	17.59%	913
2015	31.054107	29.586066	-4.73%	2,322
2014	29.033833	31.054107	6.96%	4,058
2013	22.324082	29.033833	30.06%	8,259
2012	19.441996	22.324082	14.82%	12,056
2011	20.407894	19.441996	-4.73%	14,207
2010	16.542694	20.407894	23.36%	12,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.969758	14.739055	13.64%	0
2018	16.053025	12.969758	-19.21%	0
2017	13.401356	16.053025	19.79%	1,395
2016	13.058492	13.401356	2.63%	4,415
2015	14.113650	13.058492	-7.48%	4,424
2014	15.985602	14.113650	-11.71%	5,064
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.292949	16.255169	22.28%	0
2018	15.419238	13.292949	-13.79%	0
2017	13.792257	15.419238	11.80%	0
2016	12.157999	13.792257	13.44%	0
2015	12.880538	12.157999	-5.61%	0
2014	11.952685	12.880538	7.76%	195
2013	9.055687	11.952685	31.99%	12,166
2012	7.878627	9.055687	14.94%	13,988
2011	8.582541	7.878627	-8.20%	14,326
2010	7.787385	8.582541	10.21%	16,332
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.855938	20.405767	21.06%	537
2018	19.858782	16.855938	-15.12%	537
2017	17.844950	19.858782	11.29%	877
2016	15.523349	17.844950	14.96%	1,333
2015	16.352589	15.523349	-5.07%	1,621
2014	14.295792	16.352589	14.39%	6,976
2013	10.778981	14.295792	32.63%	11,591
2012	9.478359	10.778981	13.72%	28,238
2011	9.926538	9.478359	-4.51%	32,786
2010	8.488366	9.926538	16.94%	38,539

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.368405	30.923756	32.33%	0
2018	26.049941	23.368405	-10.29%	0
2017	21.378573	26.049941	21.85%	152
2016	20.238451	21.378573	5.63%	245
2015	20.595279	20.238451	-1.73%	264
2014	20.547837	20.595279	0.23%	304
2013	14.602568	20.547837	40.71%	561
2012	13.209915	14.602568	10.54%	698
2011	13.630768	13.209915	-3.09%	2,470
2010	11.146051	13.630768	22.29%	2,509
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	30.005807	34.812935	16.02%	0
2018	37.043912	30.005807	-19.00%	0
2017	34.844122	37.043912	6.31%	695
2016	28.375589	34.844122	22.80%	792
2015	30.977135	28.375589	-8.40%	1,042
2014	29.682098	30.977135	4.36%	962
2013	21.685452	29.682098	36.88%	1,364
2012	18.441219	21.685452	17.59%	1,572
2011	19.953008	18.441219	-7.58%	2,276
2010	16.139114	19.953008	23.63%	2,231
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	29.569219	36.232205	22.53%	0
2018	34.708418	29.569219	-14.81%	0
2017	31.365028	34.708418	10.66%	0
2016	26.182364	31.365028	19.79%	0
2015	27.302534	26.182364	-4.10%	0
2014	27.776626	27.302534	-1.71%	0
2013	20.217240	27.776626	37.39%	172
2012	17.950396	20.217240	12.63%	324
2011	19.494072	17.950396	-7.92%	1,827
2010	15.956493	19.494072	22.17%	1,819
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.837770	19.513837	23.21%	1,526
2018	17.215899	15.837770	-8.00%	1,526
2017	14.878691	17.215899	15.71%	1,526
2016	13.822869	14.878691	7.64%	1,526
2015	14.200465	13.822869	-2.66%	1,526
2014	13.145734	14.200465	8.02%	11,671
2013	9.706187	13.145734	35.44%	22,657
2012	8.915278	9.706187	8.87%	37,415
2011	9.427969	8.915278	-5.44%	43,232
2010	7.805641	9.427969	20.78%	51,697

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.491559	15.928085	27.51%	1,749
2018	13.321241	12.491559	-6.23%	1,749
2017	12.838251	13.321241	3.76%	5,121
2016	12.253391	12.838251	4.77%	4,914
2015	13.287597	12.253391	-7.78%	6,533
2014	10.569670	13.287597	25.71%	9,060
2013	10.528690	10.569670	0.39%	11,087
2012	9.319450	10.528690	12.98%	10,333
2011	8.982112	9.319450	3.76%	12,085
2010	7.077893	8.982112	26.90%	13,291
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.210306	19.453429	27.90%	0
2018	16.359730	15.210306	-7.03%	0
2017	13.805057	16.359730	18.51%	0
2016	12.677191	13.805057	8.90%	0
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.443220	9.608037	1.75%	0
2018	9.583177	9.443220	-1.46%	0
2017	9.650749	9.583177	-0.70%	0
2016	9.632271	9.650749	0.19%	1,574
2015	9.887717	9.632271	-2.58%	1,516
2014	10.065596	9.887717	-1.77%	4,548
2013	10.286445	10.065596	-2.15%	4,911
2012	10.165640	10.286445	1.19%	5,019
2011	10.265736	10.165640	-0.98%	4,578
2010	10.253900	10.265736	0.12%	4,809
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.561884	16.565685	22.15%	0
2018	15.651360	13.561884	-13.35%	0
2017	14.022065	15.651360	11.62%	0
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.549757	20.799280	33.76%	777
2018	17.116213	15.549757	-9.15%	777
2017	13.730064	17.116213	24.66%	1,170
2016	13.243266	13.730064	3.68%	1,534
2015	13.595138	13.243266	-2.59%	1,713
2014	13.409324	13.595138	1.39%	9,629
2013	9.896977	13.409324	35.49%	14,563
2012	8.831921	9.896977	12.06%	25,843
2011	9.455697	8.831921	-6.60%	32,078
2010	7.648661	9.455697	23.63%	37,984
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	30.470667	39.459691	29.50%	0
2018	33.364391	30.470667	-8.67%	0
2017	27.399776	33.364391	21.77%	0
2016	26.908863	27.399776	1.82%	0
2015	27.257151	26.908863	-1.28%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.990769	9.112490	1.35%	5,311
2018	9.105898	8.990769	-1.26%	5,311
2017	9.232637	9.105898	-1.37%	5,311
2016	9.330792	9.232637	-1.05%	5,871
2015	9.528055	9.330792	-2.07%	6,277
2014	9.688281	9.528055	-1.65%	10,924
2013	9.850521	9.688281	-1.65%	23,996
2012	9.634178	9.850521	2.25%	81,360
2011	9.826937	9.634178	-1.96%	85,559
2010	9.548473	9.826937	2.92%	94,770
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	25.025520	30.794668	23.05%	0
2018	27.160130	25.025520	-7.86%	0
2017	23.459822	27.160130	15.77%	0
2016	21.844014	23.459822	7.40%	0
2015	22.450916	21.844014	-2.70%	0
2014	20.807460	22.450916	7.90%	1,951
2013	15.469188	20.807460	34.51%	1,951
2012	14.260370	15.469188	8.48%	2,083
2011	15.051635	14.260370	-5.26%	2,242
2010	12.533280	15.051635	20.09%	2,631
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.179261	11.118764	9.23%	0
2018	11.014884	10.179261	-7.59%	0
2017	9.938088	11.014884	10.84%	0
2016	9.004171	9.938088	10.37%	0
2015	10.143479	9.004171	-11.23%	0
2014	10.329991	10.143479	-1.81%	156
2013	10.556236	10.329991	-2.14%	167
2012*	10.000000	10.556236	5.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.506903	10.654658	12.07%	1,358
2018	10.220104	9.506903	-6.98%	1,358
2017	9.523291	10.220104	7.32%	1,358
2016	8.604917	9.523291	10.67%	1,358
2015	9.016243	8.604917	-4.56%	1,358
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.441881	10.913021	4.51%	0
2018	11.137239	10.441881	-6.24%	0
2017	10.288451	11.137239	8.25%	1,327
2016	10.227667	10.288451	0.59%	1,261
2015	11.271891	10.227667	-9.26%	1,297
2014	11.496748	11.271891	-1.96%	1,234
2013	12.588038	11.496748	-8.67%	1,196
2012	12.238228	12.588038	2.86%	942
2011	11.547299	12.238228	5.98%	940
2010	10.800810	11.547299	6.91%	419
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.314829	10.478370	1.59%	432
2018	10.528608	10.314829	-2.03%	432
2017	10.637089	10.528608	-1.02%	1,879
2016	10.741077	10.637089	-0.97%	5,612
2015	10.965417	10.741077	-2.05%	5,461
2014	11.134504	10.965417	-1.52%	10,909
2013	11.417306	11.134504	-2.48%	15,053
2012	11.045679	11.417306	3.36%	19,167
2011	11.186479	11.045679	-1.26%	20,698
2010	10.879769	11.186479	2.82%	22,608
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.963306	10.001722	0.39%	0
2018	10.050483	9.963306	-0.87%	0
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.151218	10.741188	5.81%	0
2018	10.452542	10.151218	-2.88%	0
2017	10.201088	10.452542	2.46%	0
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	137
2013	10.638895	10.186015	-4.26%	309
2012	9.940075	10.638895	7.03%	136
2011*	10.000000	9.940075	-0.60%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.010422	12.760398	27.47%	0
2018	11.192275	10.010422	-10.56%	0
2017*	10.000000	11.192275	11.92%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.183606	17.622062	33.67%	0
2018	13.175252	13.183606	0.06%	0
2017	10.295751	13.175252	27.97%	0
2016*	10.000000	10.295751	2.96%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.025875	18.382264	22.34%	0
2018	19.006842	15.025875	-20.94%	0
2017	15.360129	19.006842	23.74%	0
2016	16.107932	15.360129	-4.64%	0
2015	16.455696	16.107932	-2.11%	0
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.161184	40.438149	25.74%	92
2018	32.626185	32.161184	-1.43%	121
2017	26.216062	32.626185	24.45%	2,039
2016	30.036583	26.216062	-12.72%	2,509
2015	27.320924	30.036583	9.94%	2,354
2014	21.299002	27.320924	28.27%	2,089
2013	14.476417	21.299002	47.13%	1,328
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.963908	5.412462	9.04%	0
2018	7.095709	4.963908	-30.04%	0
2017	7.404529	7.095709	-4.17%	0
2016	5.281569	7.404529	40.20%	0
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	118
2013	9.577944	10.326333	7.81%	127
2012*	10.000000	9.577944	-4.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.087743	5.563560	9.35%	0
2018	7.258006	5.087743	-29.90%	0
2017	7.552837	7.258006	-3.90%	0
2016	5.376216	7.552837	40.49%	0
2015	8.264425	5.376216	-34.95%	0
2014	10.451564	8.264425	-20.93%	1,077
2013	9.673178	10.451564	8.05%	1,654
2012*	10.000000	9.673178	-3.27%	2,263
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.724947	7.25%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.371333	32.178417	22.02%	0
2018	26.633335	26.371333	-0.98%	0
2017	21.646937	26.633335	23.04%	0
2016	20.551718	21.646937	5.33%	492
2015	21.648910	20.551718	-5.07%	515
2014	22.571192	21.648910	-4.09%	561
2013	15.369918	22.571192	46.85%	868
2012	14.577196	15.369918	5.44%	1,182
2011	15.630601	14.577196	-6.74%	703
2010	12.613155	15.630601	23.92%	673

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.056267	12.448304	12.59%	0
2018	12.215597	11.056267	-9.49%	0
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	25.321103	30.579958	20.77%	0
2018	27.529764	25.321103	-8.02%	0
2017	23.757537	27.529764	15.88%	0
2016	21.891732	23.757537	8.52%	0
2015	22.091922	21.891732	-0.91%	0
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	777
2010	12.026920	13.254416	10.21%	2,525
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.606784	8.679603	14.10%	0
2018*	10.000000	7.606784	-23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	32.288808	37.824653	17.14%	311
2018	39.022252	32.288808	-17.26%	285
2017	35.390435	39.022252	10.26%	298
2016	29.025074	35.390435	21.93%	3,519
2015	31.502257	29.025074	-7.86%	5,618
2014	29.596212	31.502257	6.44%	6,490
2013	22.009292	29.596212	34.47%	7,181
2012	19.016442	22.009292	15.74%	8,039
2011	21.299863	19.016442	-10.72%	9,102
2010	17.221653	21.299863	23.68%	11,690
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.542718	12.281201	6.40%	1,044
2018	12.158690	11.542718	-5.07%	1,117
2017	12.003394	12.158690	1.29%	2,323
2016	11.768846	12.003394	1.99%	16,964
2015	12.350787	11.768846	-4.71%	11,491
2014	12.237727	12.350787	0.92%	19,826
2013	13.686406	12.237727	-10.58%	21,041
2012	13.045835	13.686406	4.91%	37,983
2011	11.948668	13.045835	9.18%	45,071
2010	11.634318	11.948668	2.70%	42,240

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	24.036474	29.060669	20.90%	0
2018	26.512878	24.036474	-9.34%	0
2017	22.556630	26.512878	17.54%	0
2016	20.394142	22.556630	10.60%	0
2015	22.194674	20.394142	-8.11%	0
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.943544	28.915046	26.03%	603
2018	26.984754	22.943544	-14.98%	2,194
2017	24.776810	26.984754	8.91%	2,203
2016	20.663964	24.776810	19.90%	2,089
2015	21.489920	20.663964	-3.84%	3,457
2014	18.922925	21.489920	13.57%	10,270
2013	14.910049	18.922925	26.91%	10,787
2012	13.131046	14.910049	13.55%	14,731
2011	13.553811	13.131046	-3.12%	14,311
2010	11.659979	13.553811	16.24%	19,915
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.019074	11.243455	12.22%	0
2018	10.561308	10.019074	-5.13%	0
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.524952	10.157101	6.64%	0
2018	9.821279	9.524952	-3.02%	3,894
2017	9.739573	9.821279	0.84%	4,086
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.324305	14.102158	24.53%	2,046
2018	12.521065	11.324305	-9.56%	2,005
2017	11.000828	12.521065	13.82%	2,238
2016	9.701121	11.000828	13.40%	2,405
2015*	10.000000	9.701121	-2.99%	306

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.246150	16.389824	15.05%	0
2018	15.779377	14.246150	-9.72%	0
2017	14.202778	15.779377	11.10%	0
2016	14.003358	14.202778	1.42%	0
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	7,086
2011	12.858100	12.105642	-5.85%	7,086
2010	11.990240	12.858100	7.24%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.734303	12.569694	17.10%	0
2018	13.032860	10.734303	-17.64%	0
2017	11.594823	13.032860	12.40%	110
2016	10.301026	11.594823	12.56%	118
2015	10.815705	10.301026	-4.76%	752
2014*	10.000000	10.815705	8.16%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	35.599921	42.507078	19.40%	465
2018	40.036550	35.599921	-11.08%	484
2017	36.454694	40.036550	9.83%	532
2016	29.675580	36.454694	22.84%	593
2015	31.098730	29.675580	-4.58%	629
2014	30.280069	31.098730	2.70%	1,016
2013	22.024979	30.280069	37.48%	773
2012	19.478398	22.024979	13.07%	2,513
2011	19.824469	19.478398	-1.75%	1,657
2010	16.125877	19.824469	22.94%	1,194
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	26.615075	33.902877	27.38%	0
2018	28.635435	26.615075	-7.06%	0
2017	24.178570	28.635435	18.43%	0
2016	22.205564	24.178570	8.89%	0
2015	22.532641	22.205564	-1.45%	591
2014	20.390977	22.532641	10.50%	6,191
2013	15.846549	20.390977	28.68%	10,836
2012	14.046796	15.846549	12.81%	19,379
2011	14.147538	14.046796	-0.71%	21,642
2010	12.642499	14.147538	11.90%	25,981

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	22.894103	30.323374	32.45%	471
2018	25.228161	22.894103	-9.25%	503
2017	20.329303	25.228161	24.10%	591
2016	19.330858	20.329303	5.17%	666
2015	20.337892	19.330858	-4.95%	792
2014	19.305656	20.337892	5.35%	2,439
2013	16.354082	19.305656	18.05%	5,539
2012	15.199128	16.354082	7.60%	9,366
2011	14.305876	15.199128	6.24%	10,885
2010	12.727560	14.305876	12.40%	8,942
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	18.858430	22.384402	18.70%	0
2018	23.918573	18.858430	-21.16%	0
2017	19.682961	23.918573	21.52%	0
2016	17.249005	19.682961	14.11%	0
2015	18.111960	17.249005	-4.76%	0
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.508109	10.824316	13.84%	0
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.002777	16.225191	24.78%	364
2018	16.026281	13.002777	-18.87%	335
2017	14.676754	16.026281	9.19%	334
2016	11.459064	14.676754	28.08%	361
2015	12.539212	11.459064	-8.61%	643
2014	12.151691	12.539212	3.19%	371
2013*	10.000000	12.151691	21.52%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.983960	10.444821	4.62%	0
2018	10.229092	9.983960	-2.40%	0
2017	10.120825	10.229092	1.07%	0
2016	9.507860	10.120825	6.45%	0
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.020052	10.567682	17.16%	0
2018*	10.000000	9.020052	-9.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	12.153153	12.962392	6.66%	0
2018	12.539081	12.153153	-3.08%	0
2017	12.369656	12.539081	1.37%	0
2016	12.228180	12.369656	1.16%	0
2015	12.571299	12.228180	-2.73%	0
2014	12.430568	12.571299	1.13%	0
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	13,442
2011	11.852145	11.810778	-0.35%	26,155
2010	11.203228	11.852145	5.79%	27,949
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.188993	10.336355	26.22%	0
2018*	10.000000	8.188993	-18.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.434465	16.323640	13.09%	7,320
2018	15.433964	14.434465	-6.48%	7,320
2017	14.004116	15.433964	10.21%	11,853
2016	13.620487	14.004116	2.82%	12,699
2015	14.015498	13.620487	-2.82%	12,765
2014	13.765746	14.015498	1.81%	16,485
2013	12.447178	13.765746	10.59%	15,576
2012	11.418286	12.447178	9.01%	11,902
2011	11.736660	11.418286	-2.71%	12,124
2010	10.673684	11.736660	9.96%	12,136
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.226336	17.833420	17.12%	3,036
2018	16.595537	15.226336	-8.25%	4,264
2017	14.609450	16.595537	13.59%	4,412
2016	14.132356	14.609450	3.38%	4,555
2015	14.531780	14.132356	-2.75%	8,098
2014	14.220412	14.531780	2.19%	9,922
2013	12.587099	14.220412	12.98%	9,823
2012	11.394733	12.587099	10.46%	7,012
2011	11.809038	11.394733	-3.51%	4,904
2010	10.571990	11.809038	11.70%	4,953
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.223647	19.672508	21.26%	5,377
2018	18.062698	16.223647	-10.18%	7,964
2017	15.316875	18.062698	17.93%	7,964
2016	14.737109	15.316875	3.93%	7,964
2015	15.164390	14.737109	-2.82%	13,448
2014	14.818510	15.164390	2.33%	8,071
2013	12.492711	14.818510	18.62%	57,834
2012	11.101991	12.492711	12.53%	61,560
2011	11.693674	11.101991	-5.06%	66,295
2010	10.327628	11.693674	13.23%	3,238

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.977607	13.311563	21.26%	0
2018	11.759783	10.977607	-6.65%	0
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	30.247240	38.793948	28.26%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.141270	11.954440	7.30%	0
2018	15.160027	11.141270	-26.51%	0
2017	15.958809	15.160027	-5.01%	0
2016	12.234276	15.958809	30.44%	0
2015	15.801620	12.234276	-22.58%	0
2014	18.541012	15.801620	-14.77%	0
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	4,680
2011	16.129558	14.939807	-7.38%	9,738
2010	13.854785	16.129558	16.42%	6,664
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.175419	27.538354	24.18%	1,160
2018	24.819515	22.175419	-10.65%	1,695
2017	22.549468	24.819515	10.07%	1,810
2016	19.606588	22.549468	15.01%	1,843
2015	20.956449	19.606588	-6.44%	2,778
2014	19.773112	20.956449	5.98%	5,529
2013	15.832562	19.773112	24.89%	8,568
2012	13.844855	15.832562	14.36%	12,866
2011	14.077935	13.844855	-1.66%	14,999
2010	12.538662	14.077935	12.28%	17,842
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.306400	14.325039	26.70%	0
2018	12.745819	11.306400	-11.29%	0
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	29.639213	38.796434	30.90%	932
2018	30.472782	29.639213	-2.74%	1,198
2017	23.133424	30.472782	31.73%	1,465
2016	23.547038	23.133424	-1.76%	3,154
2015	22.544793	23.547038	4.45%	4,528
2014	20.786323	22.544793	8.46%	6,045
2013	15.643611	20.786323	32.87%	6,590
2012	13.996775	15.643611	11.77%	6,766
2011	14.330246	13.996775	-2.33%	12,197
2010	11.841618	14.330246	21.02%	8,604

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.439196	13.296041	6.89%	6,132
2018	12.834686	12.439196	-3.08%	9,221
2017	12.631728	12.834686	1.61%	10,825
2016	12.374165	12.631728	2.08%	25,542
2015	12.774041	12.374165	-3.13%	26,152
2014	12.379300	12.774041	3.19%	38,583
2013	12.938291	12.379300	-4.32%	37,363
2012	12.540861	12.938291	3.17%	41,522
2011	11.991605	12.540861	4.58%	44,331
2010	11.412454	11.991605	5.07%	47,677
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	34.582377	41.616283	20.34%	274
2018	41.537738	34.582377	-16.74%	304
2017	35.269269	41.537738	17.77%	826
2016	32.251778	35.269269	9.36%	3,684
2015	33.557717	32.251778	-3.89%	4,207
2014	32.393887	33.557717	3.59%	12,262
2013	24.402823	32.393887	32.75%	14,433
2012	21.803479	24.402823	11.92%	27,805
2011	25.032679	21.803479	-12.90%	28,757
2010	19.927699	25.032679	25.62%	38,926
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.689005	24.526364	24.57%	584
2018	23.728159	19.689005	-17.02%	2,479
2017	18.682431	23.728159	27.01%	2,868
2016	20.184447	18.682431	-7.44%	2,051
2015	20.000392	20.184447	0.92%	2,995
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	448
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.844494	13.026588	20.12%	0
2018	11.867368	10.844494	-8.62%	0
2017	11.704477	11.867368	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	26.775223	35.079664	31.02%	0
2018	33.222923	26.775223	-19.41%	0
2017	28.553082	33.222923	16.35%	0
2016	26.743751	28.553082	6.77%	0
2015	28.275559	26.743751	-5.42%	0
2014	27.171551	28.275559	4.06%	0
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	101
2011	19.363613	17.209115	-11.13%	555
2010	15.687288	19.363613	23.44%	1,136

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.577058	13.557064	17.10%	0
2018	13.116830	11.577058	-11.74%	0
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	802
2010	8.339673	8.983478	7.72%	855
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.243347	16.150510	13.39%	0
2018	15.236342	14.243347	-6.52%	249
2017	14.218570	15.236342	7.16%	249
2016	12.762552	14.218570	11.41%	249
2015	14.054530	12.762552	-9.19%	249
2014	13.750694	14.054530	2.21%	1,476
2013	12.352259	13.750694	11.32%	5,795
2012	11.223660	12.352259	10.06%	12,731
2011	11.219787	11.223660	0.03%	18,716
2010	10.192119	11.219787	10.08%	21,541
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	26.684126	33.691347	26.26%	0
2018	28.776409	26.684126	-7.27%	0
2017	24.429321	28.776409	17.79%	0
2016	21.546225	24.429321	13.38%	0
2015	22.888464	21.546225	-5.86%	0
2014	21.547662	22.888464	6.22%	0
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	6,555
2011	15.011971	15.547346	3.57%	13,743
2010	12.735864	15.011971	17.87%	17,418
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	31.206741	38.522351	23.44%	488
2018	36.667453	31.206741	-14.89%	567
2017	33.915516	36.667453	8.11%	617
2016	26.662597	33.915516	27.20%	903
2015	29.467188	26.662597	-9.52%	1,075
2014	29.989828	29.467188	-1.74%	4,794
2013	22.530691	29.989828	33.11%	5,896
2012	19.480253	22.530691	15.66%	9,903
2011	20.717010	19.480253	-5.97%	10,665
2010	16.537081	20.717010	25.28%	11,194

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.441885	11.687468	23.78%	0
2018	11.478644	9.441885	-17.74%	0
2017	8.366879	11.478644	37.19%	0
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.849472	19.623895	9.94%	687
2018	21.609159	17.849472	-17.40%	815
2017	18.952523	21.609159	14.02%	1,645
2016	18.098832	18.952523	4.72%	1,706
2015	19.811405	18.098832	-8.64%	2,639
2014	22.818099	19.811405	-13.18%	14,985
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.987959	8.957993	-0.33%	2,882
2018	9.025852	8.987959	-0.42%	2,865
2017	9.063204	9.025852	-0.41%	2,878
2016	9.011170	9.063204	0.58%	2,714
2015	9.638269	9.011170	-6.51%	3,130
2014	9.687601	9.638269	-0.51%	2,399
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.084647	12.122417	9.36%	0
2018	11.861386	11.084647	-6.55%	0
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.341945	9.932293	6.32%	0
2018*	10.000000	9.341945	-6.58%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.145549	9.383147	2.60%	0
2018	9.862552	9.145549	-7.27%	0
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.436158	21.907654	33.29%	0
2018	17.506461	16.436158	-6.11%	0
2017	14.105024	17.506461	24.12%	0
2016	14.150744	14.105024	-0.32%	0
2015	13.827096	14.150744	2.34%	0
2014	13.083835	13.827096	5.68%	0
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.638288	15.439143	22.16%	0
2018	14.635239	12.638288	-13.64%	0
2017	13.064374	14.635239	12.02%	0
2016	11.815782	13.064374	10.57%	0
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	30.173335	38.751979	28.43%	0
2018	35.664817	30.173335	-15.40%	0
2017	26.776394	35.664817	33.19%	0
2016	27.448158	26.776394	-2.45%	0
2015	27.099198	27.448158	1.29%	0
2014	27.178412	27.099198	-0.29%	0
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	598
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.438694	10.199707	8.06%	0
2018	10.121611	9.438694	-6.75%	0
2017	9.769477	10.121611	3.60%	0
2016	9.409321	9.769477	3.83%	109
2015	9.876983	9.409321	-4.73%	632
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.341481	10.427651	25.01%	1,584
2018	10.614404	8.341481	-21.41%	1,476
2017	8.591453	10.614404	23.55%	1,712
2016	9.038578	8.591453	-4.95%	3,038
2015	8.972701	9.038578	0.73%	1,740
2014*	10.000000	8.972701	-10.27%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.916889	30.782997	28.71%	2,442
2018	26.640465	23.916889	-10.22%	2,995
2017	23.376771	26.640465	13.96%	4,277
2016	21.496713	23.376771	8.75%	10,964
2015	21.339780	21.496713	0.74%	11,463
2014	19.784433	21.339780	7.86%	7,602
2013	15.406366	19.784433	28.42%	8,008
2012	13.523659	15.406366	13.92%	9,838
2011	13.885036	13.523659	-2.60%	12,024
2010	12.269861	13.885036	13.16%	12,804
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	33.186724	40.896939	23.23%	527
2018	37.974817	33.186724	-12.61%	485
2017	34.119901	37.974817	11.30%	865
2016	29.676310	34.119901	14.97%	4,014
2015	32.346173	29.676310	-8.25%	3,050
2014	29.651819	32.346173	9.09%	2,865
2013	21.582024	29.651819	37.39%	2,848
2012	18.773867	21.582024	14.96%	3,645
2011	19.684041	18.773867	-4.62%	4,703
2010	16.372203	19.684041	20.23%	6,097
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.595783	16.175946	18.98%	0
2018	14.718254	13.595783	-7.63%	0
2017	12.736342	14.718254	15.56%	0
2016	13.378976	12.736342	-4.80%	0
2015	14.941114	13.378976	-10.46%	0
2014	16.142931	14.941114	-7.44%	1,229
2013	13.204300	16.142931	22.26%	1,290
2012	11.341055	13.204300	16.43%	10,432
2011	12.508963	11.341055	-9.34%	15,064
2010	11.781172	12.508963	6.18%	6,762
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.933071	12.963572	8.64%	0
2018	12.479491	11.933071	-4.38%	0
2017	11.972810	12.479491	4.23%	0
2016	10.546649	11.972810	13.52%	0
2015	11.546047	10.546649	-8.66%	222
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.456819	20.830993	34.77%	0
2018	15.832058	15.456819	-2.37%	297
2017	12.769150	15.832058	23.99%	405
2016	12.315745	12.769150	3.68%	1,232
2015	13.379067	12.315745	-7.95%	1,227
2014	12.695006	13.379067	5.39%	1,183
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	24.200599	28.910400	19.46%	0
2018	24.667144	24.200599	-1.89%	0
2017	21.370469	24.667144	15.43%	0
2016	20.965678	21.370469	1.93%	0
2015	21.371531	20.965678	-1.90%	0
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	3,476
2010	14.901852	15.741438	5.63%	3,757
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.453182	10.092650	6.76%	5,142
2018	9.803073	9.453182	-3.57%	5,649
2017	9.707725	9.803073	0.98%	5,347
2016	9.719682	9.707725	-0.12%	10,989
2015*	10.000000	9.719682	-2.80%	7,248
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	36.947952	49.401278	33.71%	2
2018	37.183710	36.947952	-0.63%	13
2017	29.274839	37.183710	27.02%	25
2016	29.391194	29.274839	-0.40%	39
2015	26.874908	29.391194	9.36%	475
2014	25.360125	26.874908	5.97%	13,511
2013	19.831652	25.360125	27.88%	18,760
2012	16.389240	19.831652	21.00%	23,248
2011	18.025613	16.389240	-9.08%	26,285
2010	17.327037	18.025613	4.03%	34,201
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.190011	31.396641	41.49%	0
2018	22.510809	22.190011	-1.43%	0
2017	15.898251	22.510809	41.59%	0
2016	14.291751	15.898251	11.24%	0
2015	13.978786	14.291751	2.24%	0
2014	13.084716	13.978786	6.83%	0
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.031289	28.511095	23.79%	0
2018	27.782139	23.031289	-17.10%	0
2017	21.737713	27.782139	27.81%	0
2016	23.847742	21.737713	-8.85%	0
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	203
2013	27.915345	31.168507	11.65%	203
2012	25.246530	27.915345	10.57%	203
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.341794	9.628490	15.42%	0
2018	10.485136	8.341794	-20.44%	0
2017	8.395071	10.485136	24.90%	0
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.720814	10.295962	5.92%	0
2018	10.054156	9.720814	-3.32%	0
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.256883	21.058580	38.03%	0
2018	15.891106	15.256883	-3.99%	1,038
2017	12.874009	15.891106	23.44%	1,226
2016	12.110638	12.874009	6.30%	0
2015	12.667618	12.110638	-4.40%	0
2014	14.016405	12.667618	-9.62%	0
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	27.247906	34.476152	26.53%	2,470
2018	31.115834	27.247906	-12.43%	2,894
2017	27.138015	31.115834	14.66%	3,226
2016	24.412055	27.138015	11.17%	12,434
2015	25.222353	24.412055	-3.21%	11,010
2014	23.426074	25.222353	7.67%	26,799
2013	17.682848	23.426074	32.48%	28,690
2012	15.619350	17.682848	13.21%	38,359
2011	16.061210	15.619350	-2.75%	40,423
2010	14.781145	16.061210	8.66%	45,959
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.784317	7.84%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.468073	20.216804	22.76%	3,294
2018	18.674035	16.468073	-11.81%	5,661
2017	15.070421	18.674035	23.91%	5,830
2016	14.853587	15.070421	1.46%	8,688
2015	14.299475	14.853587	3.88%	9,593
2014	14.472182	14.299475	-1.19%	2,721
2013	11.605534	14.472182	24.70%	845
2012	10.246878	11.605534	13.26%	3,938
2011	10.677419	10.246878	-4.03%	1,675
2010*	10.000000	10.677419	6.77%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.289426	16.759700	36.37%	0
2018	12.508399	12.289426	-1.75%	0
2017	9.993581	12.508399	25.16%	0
2016	9.663644	9.993581	3.41%	0
2015*	10.000000	9.663644	-3.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.866499	12.823755	8.07%	0
2018	12.259038	11.866499	-3.20%	0
2017	11.848387	12.259038	3.47%	269
2016	11.455241	11.848387	3.43%	238
2015	11.823328	11.455241	-3.11%	0
2014	11.250491	11.823328	5.09%	146
2013	11.582562	11.250491	-2.87%	149
2012	10.857736	11.582562	6.68%	130
2011	10.542938	10.857736	2.99%	2,178
2010	10.098488	10.542938	4.40%	3,259
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	20.481216	22.845575	11.54%	0
2018	22.555077	20.481216	-9.19%	0
2017	21.065297	22.555077	7.07%	0
2016	19.496861	21.065297	8.04%	0
2015	20.193268	19.496861	-3.45%	0
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.080562	11.344051	24.93%	0
2018	10.091757	9.080562	-10.02%	0
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.509397	20.001031	21.15%	0
2018	18.207971	16.509397	-9.33%	0
2017	15.857293	18.207971	14.82%	0
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.831735	17.502191	18.01%	308,392
2018	15.978508	14.831735	-7.18%	375,867
2017	14.123039	15.978508	13.14%	384,578
2016	13.261105	14.123039	6.50%	441,373
2015	13.441022	13.261105	-1.34%	593,273
2014	13.103534	13.441022	2.58%	719,418
2013	10.878792	13.103534	20.45%	741,531
2012	9.623060	10.878792	13.05%	768,072
2011	9.758453	9.623060	-1.39%	735,843
2010	8.916511	9.758453	9.44%	751,432
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.277012	10.942636	6.48%	205,654
2018	10.634444	10.277012	-3.36%	239,958
2017	10.545408	10.634444	0.84%	238,076
2016	10.514297	10.545408	0.30%	251,912
2015	10.786745	10.514297	-2.53%	264,509
2014	10.517076	10.786745	2.56%	531,131
2013	11.049063	10.517076	-4.81%	554,805
2012	10.774671	11.049063	2.55%	595,547
2011	10.430566	10.774671	3.30%	569,928
2010	10.072682	10.430566	3.55%	577,847
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.401628	21.597615	31.68%	1,264
2018	18.536706	16.401628	-11.52%	1,362
2017	14.485800	18.536706	27.96%	2,188
2016	14.798155	14.485800	-2.11%	4,308
2015	14.216354	14.798155	4.09%	5,923
2014	14.288769	14.216354	-0.51%	11,052
2013	11.368798	14.288769	25.68%	9,746
2012	9.531758	11.368798	19.27%	12,193
2011	10.757205	9.531758	-11.39%	13,052
2010	9.892359	10.757205	8.74%	14,713

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.253303	23.234613	27.29%	897
2018	18.808978	18.253303	-2.95%	4,205
2017	15.063180	18.808978	24.87%	5,967
2016	14.135551	15.063180	6.56%	10,520
2015	13.594589	14.135551	3.98%	12,603
2014	12.875954	13.594589	5.58%	15,281
2013	10.168096	12.875954	26.63%	16,973
2012	8.865280	10.168096	14.70%	19,034
2011	9.519878	8.865280	-6.88%	21,260
2010	8.243944	9.519878	15.48%	26,594
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.215533	18.681173	22.78%	134,305
2018	15.923753	15.215533	-4.45%	152,401
2017	13.366541	15.923753	19.13%	172,154
2016	12.314903	13.366541	8.54%	227,719
2015	12.469336	12.314903	-1.24%	235,330
2014	11.578662	12.469336	7.69%	498,784
2013	8.912717	11.578662	29.91%	560,040
2012	7.793253	8.912717	14.36%	774,358
2011	8.158742	7.793253	-4.48%	808,395
2010	7.524809	8.158742	8.42%	826,338
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.854313	14.776748	6.66%	0
2018	14.522855	13.854313	-4.60%	1,448
2017	13.978710	14.522855	3.89%	2,215
2016	13.168214	13.978710	6.15%	3,431
2015	13.879403	13.168214	-5.12%	7,238
2014	13.675061	13.879403	1.49%	10,368
2013	14.156194	13.675061	-3.40%	12,175
2012	12.908919	14.156194	9.66%	43,200
2011	12.517550	12.908919	3.13%	45,168
2010	11.585507	12.517550	8.04%	44,141
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.699534	30.648484	24.09%	1,586
2018	27.322710	24.699534	-9.60%	1,729
2017	23.761015	27.322710	14.99%	1,877
2016	20.683891	23.761015	14.88%	2,128
2015	22.646487	20.683891	-8.67%	2,764
2014	21.280109	22.646487	6.42%	2,447
2013	16.098128	21.280109	32.19%	1,319
2012	13.944169	16.098128	15.45%	5,554
2011	14.645164	13.944169	-4.79%	8,500
2010	12.984174	14.645164	12.79%	4,672

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.613255	10.795846	12.30%	0
2018	10.751675	9.613255	-10.59%	0
2017	9.291255	10.751675	15.72%	0
2016	9.234673	9.291255	0.61%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.026224	10.440767	4.13%	0
2018*	10.000000	10.026224	0.26%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.217389	21.543108	12.10%	224
2018	20.280556	19.217389	-5.24%	254
2017	19.442862	20.280556	4.31%	283
2016	17.431559	19.442862	11.54%	382
2015	18.319658	17.431559	-4.85%	440
2014	18.284617	18.319658	0.19%	2,539
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.897206	18.642497	25.14%	0
2018	16.053891	14.897206	-7.21%	0
2017	13.169768	16.053891	21.90%	0
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	3,675
2013	8.423100	11.812024	40.23%	3,977
2012	7.379479	8.423100	14.14%	7,252
2011	8.549414	7.379479	-13.68%	8,126
2010	7.583732	8.549414	12.73%	5,126
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.354229	12.140225	29.78%	5,619
2018	11.491415	9.354229	-18.60%	6,744
2017	9.368660	11.491415	22.66%	6,748
2016	9.831632	9.368660	-4.71%	8,203
2015	10.129433	9.831632	-2.94%	12,775
2014	10.510044	10.129433	-3.62%	17,700
2013	8.884716	10.510044	18.29%	10,828
2013	8.884716	10.510044	18.29%	10,828
2012	7.872503	8.884716	12.86%	11,387
2011	8.915532	7.872503	-11.70%	11,266
2010	8.018277	8.915532	11.19%	9,582

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	24.571633	30.973801	26.06%	2,603
2018	25.223413	24.571633	-2.58%	3,145
2017	21.468930	25.223413	17.49%	3,918
2016	19.767251	21.468930	8.61%	6,360
2015	20.099590	19.767251	-1.65%	7,462
2014	18.398691	20.099590	9.24%	5,050
2013	14.398350	18.398691	27.78%	5,758
2012	12.945487	14.398350	11.22%	6,460
2011	13.199707	12.945487	-1.93%	6,834
2010	11.932366	13.199707	10.62%	6,746
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.445531	15.072742	21.11%	53,136
2018	14.274111	12.445531	-12.81%	72,564
2017	12.194694	14.274111	17.05%	75,774
2016	11.517663	12.194694	5.88%	78,144
2015	11.999294	11.517663	-4.01%	78,144
2014	11.753265	11.999294	2.09%	90,559
2013	9.291209	11.753265	26.50%	41,604
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.916914	13.526580	13.51%	141,945
2018	13.010088	11.916914	-8.40%	160,123
2017	11.883333	13.010088	9.48%	189,890
2016	11.462165	11.883333	3.67%	295,107
2015	11.857644	11.462165	-3.34%	361,879
2014	11.636713	11.857644	1.90%	431,643
2013	10.388000	11.636713	12.02%	593,082
2012	9.574146	10.388000	8.50%	662,251
2011	9.932656	9.574146	-3.61%	593,414
2010	9.208171	9.932656	7.87%	567,926
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.400356	14.567353	17.48%	66,171
2018	13.821839	12.400356	-10.28%	67,820
2017	12.215484	13.821839	13.15%	84,777
2016	11.649313	12.215484	4.86%	118,760
2015	12.084148	11.649313	-3.60%	286,925
2014	11.813692	12.084148	2.29%	463,785
2013	9.972903	11.813692	18.46%	458,083
2012	8.982727	9.972903	11.02%	470,818
2011	9.522066	8.982727	-5.66%	511,111
2010	8.671740	9.522066	9.81%	530,322

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.956588	11.846854	8.13%	32,243
2018	11.515987	10.956588	-4.86%	37,324
2017	11.081688	11.515987	3.92%	47,658
2016	10.841711	11.081688	2.21%	71,442
2015	11.178998	10.841711	-3.02%	60,407
2014	11.072718	11.178998	0.96%	88,039
2013	10.800604	11.072718	2.52%	104,447
2012	10.284299	10.800604	5.02%	170,133
2011	10.379376	10.284299	-0.92%	177,982
2010	9.947199	10.379376	4.34%	150,414
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.552301	11.737788	11.23%	0
2018	11.616784	10.552301	-9.16%	0
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.829167	12.211066	12.76%	6,059
2018	11.929372	10.829167	-9.22%	6,059
2017	10.365248	11.929372	15.09%	6,059
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.209218	14.092793	15.43%	131,996
2018	13.451584	12.209218	-9.24%	167,989
2017	12.079846	13.451584	11.36%	202,399
2016	11.582838	12.079846	4.29%	199,989
2015	11.983267	11.582838	-3.34%	199,016
2014	11.729330	11.983267	2.16%	232,015
2013	10.190928	11.729330	15.10%	200,494
2012	9.283067	10.190928	9.78%	200,542
2011	9.728060	9.283067	-4.57%	181,716
2010	8.940378	9.728060	8.81%	134,122

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.398861	14.806729	19.42%	95,359
2018	14.025371	12.398861	-11.60%	152,338
2017	12.157718	14.025371	15.36%	207,150
2016	11.565174	12.157718	5.12%	228,579
2015	12.018682	11.565174	-3.77%	288,202
2014	11.764943	12.018682	2.16%	318,653
2013	9.689509	11.764943	21.42%	309,711
2012	8.655633	9.689509	11.94%	345,142
2011	9.293142	8.655633	-6.86%	308,977
2010	8.394383	9.293142	10.71%	262,953
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.687635	13.051926	11.67%	44,585
2018	12.562755	11.687635	-6.97%	62,913
2017	11.700927	12.562755	7.37%	66,763
2016	11.297981	11.700927	3.57%	85,270
2015	11.688490	11.297981	-3.34%	92,560
2014	11.494427	11.688490	1.69%	135,920
2013	10.576351	11.494427	8.68%	104,878
2012	9.837830	10.576351	7.51%	115,785
2011	10.096214	9.837830	-2.56%	167,435
2010	9.477613	10.096214	6.53%	238,549
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.853477	14.125891	9.90%	4,160
2018	15.606487	12.853477	-17.64%	4,494
2017	13.015772	15.606487	19.90%	4,827
2016	13.174454	13.015772	-1.20%	13,644
2015	14.032396	13.174454	-6.11%	11,416
2014	15.636773	14.032396	-10.26%	7,305
2013	13.326827	15.636773	17.33%	7,880
2012	11.409125	13.326827	16.81%	11,125
2011	13.334389	11.409125	-14.44%	10,865
2010	12.833644	13.334389	3.90%	8,947
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.309224	12.010127	6.20%	5,905
2018	11.657129	11.309224	-2.98%	8,646
2017	11.452132	11.657129	1.79%	8,839
2016	11.162271	11.452132	2.60%	11,945
2015	11.526562	11.162271	-3.16%	24,291
2014	11.270571	11.526562	2.27%	12,008
2013	11.786815	11.270571	-4.38%	11,776
2012	11.225019	11.786815	5.00%	11,398
2011	10.813910	11.225019	3.80%	5,878
2010	10.365838	10.813910	4.32%	4,774

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.963718	12.809951	7.07%	0
2018	12.427573	11.963718	-3.73%	0
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	2,307
2014	12.189741	12.490763	2.47%	10,597
2013	12.737701	12.189741	-4.30%	10,436
2012	12.171912	12.737701	4.65%	9,542
2011	11.747246	12.171912	3.62%	9,341
2010	11.121340	11.747246	5.63%	10,666
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.808879	13.817781	17.01%	0
2018	13.459463	11.808879	-12.26%	0
2017	11.685412	13.459463	15.18%	0
2016	10.737038	11.685412	8.83%	0
2015	11.348347	10.737038	-5.39%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.256487	12.923670	14.81%	0
2018	12.500352	11.256487	-9.95%	0
2017	11.239134	12.500352	11.22%	0
2016	10.575576	11.239134	6.27%	0
2015	11.018675	10.575576	-4.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	26.328460	31.553078	19.84%	0
2018	32.730891	26.328460	-19.56%	0
2017	23.720560	32.730891	37.99%	0
2016	22.588078	23.720560	5.01%	0
2015	27.600690	22.588078	-18.16%	0
2014	29.967920	27.600690	-7.90%	0
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.986655	11.407035	3.83%	10,037
2018	11.252131	10.986655	-2.36%	11,784
2017	11.281150	11.252131	-0.26%	12,494
2016	11.460991	11.281150	-1.57%	29,979
2015	11.743590	11.460991	-2.41%	30,767
2014	11.494837	11.743590	2.16%	34,757
2013	12.262795	11.494837	-6.26%	29,851
2012	12.179887	12.262795	0.68%	24,357
2011	11.622557	12.179887	4.80%	29,922
2010	11.353241	11.622557	2.37%	37,870

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.183560	8.137776	-0.56%	2,471
2018	8.262388	8.183560	-0.95%	2,814
2017	8.420868	8.262388	-1.88%	3,172
2016	8.617901	8.420868	-2.29%	7,405
2015	8.820785	8.617901	-2.30%	24,174
2014	9.028432	8.820785	-2.30%	39,080
2013	9.240975	9.028432	-2.30%	38,765
2012	9.459122	9.240975	-2.31%	53,408
2011	9.681179	9.459122	-2.29%	52,585
2010	9.909073	9.681179	-2.30%	68,098
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.022519	9.320458	16.18%	0
2018	9.639394	8.022519	-16.77%	0
2017	7.763604	9.639394	24.16%	0
2016	7.895826	7.763604	-1.67%	19,013
2015	8.350721	7.895826	-5.45%	9,779
2014	8.609305	8.350721	-3.00%	10,719
2013	7.495499	8.609305	14.86%	10,738
2012	6.658488	7.495499	12.57%	10,825
2011	7.572217	6.658488	-12.07%	11,197
2010	6.858499	7.572217	10.41%	10,809
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.697426	10.299031	18.41%	0
2018	10.368080	8.697426	-16.11%	552
2017	8.526172	10.368080	21.60%	603
2016	8.680936	8.526172	-1.78%	1,206
2015	9.010508	8.680936	-3.66%	2,044
2014	9.830994	9.010508	-8.35%	3,431
2013	8.315198	9.830994	18.23%	5,375
2012	7.200089	8.315198	15.49%	8,788
2011	8.455900	7.200089	-14.85%	8,774
2010	8.058595	8.455900	4.93%	5,642
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	23.497830	28.405731	20.89%	27,231
2018	26.391187	23.497830	-10.96%	57,336
2017	22.807280	26.391187	15.71%	55,273
2016	21.323753	22.807280	6.96%	38,407
2015	22.045835	21.323753	-3.28%	43,472
2014	21.493317	22.045835	2.57%	53,639
2013	17.288425	21.493317	24.32%	79,963
2012	15.268197	17.288425	13.23%	128,199
2011	16.266448	15.268197	-6.14%	161,784
2010	14.524317	16.266448	11.99%	241,565

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.994483	16.897078	12.69%	60,587
2018	16.131804	14.994483	-7.05%	81,151
2017	14.856768	16.131804	8.58%	83,007
2016	14.303997	14.856768	3.86%	96,418
2015	14.666217	14.303997	-2.47%	97,629
2014	14.353336	14.666217	2.18%	196,310
2013	12.952442	14.353336	10.82%	203,466
2012	12.120454	12.952442	6.86%	194,418
2011	12.296361	12.120454	-1.43%	164,001
2010	11.460873	12.296361	7.29%	148,332
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.565843	20.584043	17.18%	42,236
2018	19.225801	17.565843	-8.63%	51,315
2017	17.138988	19.225801	12.18%	56,386
2016	16.281254	17.138988	5.27%	64,178
2015	16.753676	16.281254	-2.82%	73,659
2014	16.298607	16.753676	2.79%	45,089
2013	13.960620	16.298607	16.75%	23,327
2012	12.730542	13.960620	9.66%	8,557
2011	13.152685	12.730542	-3.21%	9,003
2010	12.016478	13.152685	9.46%	9,459
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.641187	13.527830	7.01%	39,475
2018	13.178098	12.641187	-4.07%	39,881
2017	12.762213	13.178098	3.26%	59,699
2016	12.527670	12.762213	1.87%	65,852
2015	12.788741	12.527670	-2.04%	70,935
2014	12.599630	12.788741	1.50%	85,519
2013	12.301846	12.599630	2.42%	75,221
2012	11.972516	12.301846	2.75%	68,117
2011	11.904769	11.972516	0.57%	77,433
2010	11.506906	11.904769	3.46%	65,824
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.629409	11.734812	10.40%	0
2018	11.529703	10.629409	-7.81%	0
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.912834	12.287614	12.60%	0
2018	11.891147	10.912834	-8.23%	0
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.239090	20.981747	15.04%	172,865
2018	19.795313	18.239090	-7.86%	199,478
2017	17.940753	19.795313	10.34%	234,761
2016	17.137756	17.940753	4.69%	277,263
2015	17.600125	17.137756	-2.63%	360,085
2014	17.127076	17.600125	2.76%	450,037
2013	15.030908	17.127076	13.95%	366,141
2012	13.884408	15.030908	8.26%	353,128
2011	14.216316	13.884408	-2.33%	384,572
2010	13.119027	14.216316	8.36%	341,650
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.323843	25.381017	19.03%	120,746
2018	23.656661	21.323843	-9.86%	124,296
2017	20.750885	23.656661	14.00%	138,247
2016	19.577522	20.750885	5.99%	177,338
2015	20.185772	19.577522	-3.01%	205,280
2014	19.685183	20.185772	2.54%	201,195
2013	16.464155	19.685183	19.56%	184,722
2012	14.814165	16.464155	11.14%	145,138
2011	15.491667	14.814165	-4.37%	193,652
2010	14.052561	15.491667	10.24%	215,068
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.449177	17.129005	10.87%	77,587
2018	16.428018	15.449177	-5.96%	89,367
2017	15.395496	16.428018	6.71%	111,959
2016	14.906771	15.395496	3.28%	116,492
2015	15.262382	14.906771	-2.33%	135,020
2014	14.914797	15.262382	2.33%	184,701
2013	13.815906	14.914797	7.95%	203,523
2012	13.089553	13.815906	5.55%	185,888
2011	13.126252	13.089553	-0.28%	166,902
2010	12.380722	13.126252	6.02%	173,077
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.402548	4.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.701329	7.01%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.268075	20.696918	27.22%	3,270
2018	17.230613	16.268075	-5.59%	3,909
2017	13.577939	17.230613	26.90%	4,721
2016	13.625530	13.577939	-0.35%	7,608
2015	13.523072	13.625530	0.76%	11,501
2014	12.566157	13.523072	7.62%	11,719
2013	9.568821	12.566157	31.32%	5,688
2012	8.433406	9.568821	13.46%	5,519
2011	8.919870	8.433406	-5.45%	6,456
2010	7.914192	8.919870	12.71%	5,999
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.706343	12.444425	16.23%	0
2018	11.514913	10.706343	-7.02%	0
2017	10.025388	11.514913	14.86%	0
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.015283	14.319520	19.18%	0
2018	12.624852	12.015283	-4.83%	0
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.155963	35.094734	34.17%	1,419
2018	27.194290	26.155963	-3.82%	1,633
2017	21.903449	27.194290	24.16%	2,451
2016	21.696358	21.903449	0.95%	2,625
2015	21.185453	21.696358	2.41%	5,097
2014	19.973956	21.185453	6.07%	13,659
2013	15.000801	19.973956	33.15%	16,213
2012	12.966115	15.000801	15.69%	34,140
2011	13.610303	12.966115	-4.73%	40,469
2010	12.837189	13.610303	6.02%	56,163
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.874829	27.074364	23.77%	1,030
2018	24.735379	21.874829	-11.56%	4,234
2017	23.346029	24.735379	5.95%	5,818
2016	19.876500	23.346029	17.46%	9,416
2015	21.290168	19.876500	-6.64%	10,708
2014	19.293268	21.290168	10.35%	19,001
2013	14.997245	19.293268	28.65%	21,790
2012	13.413445	14.997245	11.81%	24,904
2011	13.662112	13.413445	-1.82%	30,203
2010	12.358219	13.662112	10.55%	32,198

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.828218	41.528105	22.76%	0
2018	39.078146	33.828218	-13.43%	0
2017	34.544444	39.078146	13.12%	0
2016	29.391794	34.544444	17.53%	0
2015	30.865983	29.391794	-4.78%	1,487
2014	28.872720	30.865983	6.90%	4,981
2013	22.211558	28.872720	29.99%	3,925
2012	19.353925	22.211558	14.77%	4,488
2011	20.325826	19.353925	-4.78%	5,171
2010	16.484590	20.325826	23.30%	5,693
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.866182	14.613867	13.58%	1,676
2018	15.933026	12.866182	-19.25%	1,686
2017	13.307968	15.933026	19.73%	2,758
2016	12.974106	13.307968	2.57%	8,702
2015	14.029631	12.974106	-7.52%	9,901
2014	15.898567	14.029631	-11.76%	16,554
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.220584	16.158410	22.22%	0
2018	15.343201	13.220584	-13.83%	502
2017	13.731250	15.343201	11.74%	502
2016	12.110392	13.731250	13.38%	502
2015	12.836678	12.110392	-5.66%	8,273
2014	11.918075	12.836678	7.71%	6,258
2013	9.034083	11.918075	31.92%	2,532
2012	7.863867	9.034083	14.88%	3,729
2011	8.570841	7.863867	-8.25%	6,460
2010	7.780740	8.570841	10.15%	8,018
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.764234	20.284388	21.00%	2,411
2018	19.760916	16.764234	-15.16%	2,741
2017	17.766065	19.760916	11.23%	3,075
2016	15.462607	17.766065	14.90%	3,686
2015	16.296941	15.462607	-5.12%	6,110
2014	14.254428	16.296941	14.33%	7,845
2013	10.753292	14.254428	32.56%	6,654
2012	9.460613	10.753292	13.66%	5,860
2011	9.913010	9.460613	-4.56%	5,134
2010	8.481138	9.913010	16.88%	4,345

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.179405	30.657981	32.26%	221
2018	25.852557	23.179405	-10.34%	214
2017	21.227412	25.852557	21.79%	249
2016	20.105594	21.227412	5.58%	612
2015	20.470546	20.105594	-1.78%	640
2014	20.433844	20.470546	0.18%	35
2013	14.528970	20.433844	40.64%	32
2012	13.150073	14.528970	10.49%	1,050
2011	13.575955	13.150073	-3.14%	6,057
2010	11.106900	13.575955	22.23%	360
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	29.763034	34.513610	15.96%	25
2018	36.763129	29.763034	-19.04%	79
2017	34.597653	36.763129	6.26%	155
2016	28.189252	34.597653	22.73%	166
2015	30.789469	28.189252	-8.45%	114
2014	29.517377	30.789469	4.31%	23
2013	21.576135	29.517377	36.81%	44
2012	18.357664	21.576135	17.53%	26
2011	19.872760	18.357664	-7.62%	355
2010	16.082411	19.872760	23.57%	353
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	29.329957	35.920651	22.47%	24
2018	34.445309	29.329957	-14.85%	22
2017	31.143145	34.445309	10.60%	22
2016	26.010401	31.143145	19.73%	24
2015	27.137101	26.010401	-4.15%	1,584
2014	27.622459	27.137101	-1.76%	4,153
2013	20.115307	27.622459	37.32%	3,267
2012	17.869057	20.115307	12.57%	3,811
2011	19.415660	17.869057	-7.97%	4,306
2010	15.900436	19.415660	22.11%	4,589
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.751596	19.397734	23.15%	2,370
2018	17.131047	15.751596	-8.05%	2,852
2017	14.812903	17.131047	15.65%	3,611
2016	13.768757	14.812903	7.58%	4,790
2015	14.152121	13.768757	-2.71%	14,595
2014	13.107685	14.152121	7.97%	22,452
2013	9.683031	13.107685	35.37%	25,681
2012	8.898556	9.683031	8.82%	30,085
2011	9.415105	8.898556	-5.49%	29,449
2010	7.798987	9.415105	20.72%	20,276

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.423595	15.833323	27.45%	350
2018	13.255574	12.423595	-6.28%	395
2017	12.781484	13.255574	3.71%	442
2016	12.205434	12.781484	4.72%	500
2015	13.242372	12.205434	-7.83%	590
2014	10.539067	13.242372	25.65%	2,321
2013	10.503576	10.539067	0.34%	2,410
2012	9.301977	10.503576	12.92%	6,341
2011	8.969846	9.301977	3.70%	6,619
2010	7.071839	8.969846	26.84%	10,158
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.166280	19.387192	27.83%	736
2018	16.320770	15.166280	-7.07%	736
2017	13.779199	16.320770	18.44%	736
2016	12.659902	13.779199	8.84%	736
2015	12.836900	12.659902	-1.38%	3,872
2014	11.619549	12.836900	10.48%	7,824
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.391826	9.550861	1.69%	3,595
2018	9.535930	9.391826	-1.51%	3,935
2017	9.608074	9.535930	-0.75%	6,163
2016	9.594573	9.608074	0.14%	19,853
2015	9.854059	9.594573	-2.63%	33,649
2014	10.036467	9.854059	-1.82%	37,140
2013	10.261925	10.036467	-2.20%	27,339
2012	10.146606	10.261925	1.14%	24,955
2011	10.251736	10.146606	-1.03%	23,236
2010	10.245163	10.251736	0.06%	28,679
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.522593	16.509242	22.09%	415
2018	15.614047	13.522593	-13.39%	366
2017	13.995779	15.614047	11.56%	385
2016	11.850902	13.995779	18.10%	414
2015	12.752522	11.850902	-7.07%	439
2014	12.484524	12.752522	2.15%	2,119
2013*	10.000000	12.484524	24.85%	53

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.465093	20.675445	33.69%	3,631
2018	17.031783	15.465093	-9.20%	4,073
2017	13.669296	17.031783	24.60%	5,610
2016	13.191374	13.669296	3.62%	9,161
2015	13.548800	13.191374	-2.64%	10,697
2014	13.370464	13.548800	1.33%	7,903
2013	9.873347	13.370464	35.42%	5,858
2012	8.815361	9.873347	12.00%	11,122
2011	9.442793	8.815361	-6.64%	10,702
2010	7.642125	9.442793	23.56%	14,214
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	30.222233	39.117951	29.43%	0
2018	33.109414	30.222233	-8.72%	0
2017	27.204243	33.109414	21.71%	0
2016	26.730470	27.204243	1.77%	0
2015	27.090316	26.730470	-1.33%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.917998	9.034113	1.30%	4,004
2018	9.036849	8.917998	-1.32%	4,684
2017	9.167303	9.036849	-1.42%	4,802
2016	9.269498	9.167303	-1.10%	7,133
2015	9.470324	9.269498	-2.12%	7,148
2014	9.634507	9.470324	-1.70%	12,537
2013	9.800872	9.634507	-1.70%	18,556
2012	9.590532	9.800872	2.19%	26,202
2011	9.787414	9.590532	-2.01%	20,092
2010	9.514932	9.787414	2.86%	20,358
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.825731	30.533198	22.99%	0
2018	26.957164	24.825731	-7.91%	0
2017	23.296389	26.957164	15.71%	0
2016	21.702914	23.296389	7.34%	0
2015	22.317311	21.702914	-2.75%	0
2014	20.694220	22.317311	7.84%	0
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	312
2011	14.992720	14.197303	-5.31%	840
2010	12.490608	14.992720	20.03%	1,970
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.144630	11.075268	9.17%	0
2018	10.983050	10.144630	-7.63%	0
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.479379	10.618370	12.02%	0
2018	10.195769	9.479379	-7.03%	0
2017	9.505468	10.195769	7.26%	0
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.390363	10.853617	4.46%	0
2018	11.087993	10.390363	-6.29%	0
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.263946	10.421349	1.53%	9,672
2018	10.482050	10.263946	-2.08%	19,696
2017	10.595451	10.482050	-1.07%	20,045
2016	10.704493	10.595451	-1.02%	20,268
2015	10.933666	10.704493	-2.10%	27,366
2014	11.107934	10.933666	-1.57%	25,482
2013	11.395900	11.107934	-2.53%	15,618
2012	11.030626	11.395900	3.31%	18,372
2011	11.176939	11.030626	-1.31%	15,661
2010	10.876049	11.176939	2.77%	12,738
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.949682	9.982935	0.33%	0
2018	10.041901	9.949682	-0.92%	0
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.111502	10.693682	5.76%	5,870
2018	10.417010	10.111502	-2.93%	21,053
2017	10.171590	10.417010	2.41%	19,647
2016	10.148203	10.171590	0.23%	11,026
2015	10.352363	10.148203	-1.97%	6,807
2014	10.172145	10.352363	1.77%	6,827
2013	10.629848	10.172145	-4.31%	2,665
2012	9.936712	10.629848	6.98%	27,994
2011*	10.000000	9.936712	-0.63%	2,824

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.001872	12.742991	27.41%	0
2018	11.188482	10.001872	-10.61%	0
2017*	10.000000	11.188482	11.88%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.167006	17.590861	33.60%	0
2018	13.165444	13.167006	0.01%	0
2017	10.293334	13.165444	27.90%	0
2016*	10.000000	10.293334	2.93%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.905854	18.226115	22.27%	0
2018	18.864741	14.905854	-20.99%	0
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0
2015	16.357719	16.003834	-2.16%	0
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.019027	40.238829	25.67%	513
2018	32.498694	32.019027	-1.48%	549
2017	26.126936	32.498694	24.39%	585
2016	29.949762	26.126936	-12.76%	631
2015	27.255890	29.949762	9.88%	783
2014	21.259170	27.255890	28.21%	8,776
2013	14.456733	21.259170	47.05%	9,254
2012	11.296020	14.456733	27.98%	1,204
2011	10.473605	11.296020	7.85%	4,927
2010*	10.000000	10.473605	4.74%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.946998	5.391273	8.98%	0
2018	7.075181	4.946998	-30.08%	0
2017	7.386883	7.075181	-4.22%	0
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.070375	5.541728	9.30%	10,479
2018	7.236963	5.070375	-29.94%	10,626
2017	7.534776	7.236963	-3.95%	10,812
2016	5.366103	7.534776	40.41%	11,220
2015	8.253123	5.366103	-34.98%	11,949
2014	10.442632	8.253123	-20.97%	14,968
2013	9.669858	10.442632	7.99%	6,687
2012*	10.000000	9.669858	-3.30%	4,363
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.721280	7.21%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.181419	31.930339	21.96%	279
2018	26.455146	26.181419	-1.03%	249
2017	21.513078	26.455146	22.97%	316
2016	20.435059	21.513078	5.28%	833
2015	21.537047	20.435059	-5.12%	1,865
2014	22.466058	21.537047	-4.14%	1,464
2013	15.306144	22.466058	46.78%	624
2012	14.524156	15.306144	5.38%	760
2011	15.581694	14.524156	-6.79%	943
2010	12.580117	15.581694	23.86%	937

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.018585	12.399526	12.53%	0
2018	12.180233	11.018585	-9.54%	0
2017	10.909843	12.180233	11.64%	0
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	25.116156	30.316921	20.71%	0
2018	27.321003	25.116156	-8.07%	0
2017	23.589414	27.321003	15.82%	0
2016	21.747899	23.589414	8.47%	0
2015	21.958004	21.747899	-0.96%	0
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.604178	8.672196	14.05%	0
2018*	10.000000	7.604178	-23.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	32.027488	37.499332	17.08%	1,430
2018	38.726386	32.027488	-17.30%	2,483
2017	35.140028	38.726386	10.21%	2,059
2016	28.834421	35.140028	21.87%	4,807
2015	31.311360	28.834421	-7.91%	2,012
2014	29.431927	31.311360	6.39%	3,065
2013	21.898322	29.431927	34.40%	7,381
2012	18.930268	21.898322	15.68%	17,877
2011	21.214186	18.930268	-10.77%	28,738
2010	17.161136	21.214186	23.62%	31,753
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.448571	12.174796	6.34%	12,256
2018	12.065735	11.448571	-5.12%	14,350
2017	11.917699	12.065735	1.24%	15,353
2016	11.690790	11.917699	1.94%	14,545
2015	12.275156	11.690790	-4.76%	16,229
2014	12.169016	12.275156	0.87%	25,695
2013	13.616534	12.169016	-10.63%	35,762
2012	12.985892	13.616534	4.86%	68,966
2011	11.899828	12.985892	9.13%	100,899
2010	11.592697	11.899828	2.65%	136,701

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	23.841928	28.810700	20.84%	0
2018	26.311827	23.841928	-9.39%	0
2017	22.397010	26.311827	17.48%	0
2016	20.260159	22.397010	10.55%	0
2015	22.060153	20.260159	-8.16%	0
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.783670	28.698866	25.96%	2,682
2018	26.810530	22.783670	-15.02%	2,713
2017	24.629401	26.810530	8.86%	4,754
2016	20.551514	24.629401	19.84%	18,269
2015	21.383915	20.551514	-3.89%	17,413
2014	18.839219	21.383915	13.51%	8,915
2013	14.851686	18.839219	26.85%	14,540
2012	13.086343	14.851686	13.49%	34,721
2011	13.514572	13.086343	-3.17%	44,647
2010	11.632166	13.514572	16.18%	48,475
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.000270	11.216622	12.16%	0
2018	10.546915	10.000270	-5.18%	0
2017	10.086090	10.546915	4.57%	0
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.507080	10.132856	6.58%	0
2018	9.807899	9.507080	-3.07%	0
2017	9.731279	9.807899	0.79%	0
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.303041	14.068469	24.47%	664
2018	12.503995	11.303041	-9.60%	712
2017	10.991439	12.503995	13.76%	806
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	293

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.175846	16.300594	14.99%	0
2018	15.709589	14.175846	-9.76%	0
2017	14.147169	15.709589	11.04%	0
2016	13.955650	14.147169	1.37%	6,737
2015	14.436065	13.955650	-3.33%	5,630
2014	14.503265	14.436065	-0.46%	5,966
2013	12.980911	14.503265	11.73%	24,998
2012	12.089140	12.980911	7.38%	29,021
2011	12.847133	12.089140	-5.90%	58,850
2010	11.986146	12.847133	7.18%	63,850
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.708681	12.533280	17.04%	0
2018	13.008454	10.708681	-17.68%	0
2017	11.579015	13.008454	12.35%	1,373
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	1,067
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	35.311824	42.141513	19.34%	865
2018	39.733014	35.311824	-11.13%	836
2017	36.196786	39.733014	9.77%	1,581
2016	29.480674	36.196786	22.78%	4,119
2015	30.910301	29.480674	-4.63%	4,884
2014	30.112007	30.910301	2.65%	9,578
2013	21.913938	30.112007	37.41%	18,008
2012	19.390134	21.913938	13.02%	34,964
2011	19.744723	19.390134	-1.80%	50,677
2010	16.069221	19.744723	22.87%	50,295
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	26.399642	33.611269	27.32%	1,416
2018	28.418282	26.399642	-7.10%	1,425
2017	24.007451	28.418282	18.37%	1,483
2016	22.059658	24.007451	8.83%	3,750
2015	22.396047	22.059658	-1.50%	3,852
2014	20.277739	22.396047	10.45%	13,783
2013	15.766615	20.277739	28.61%	23,424
2012	13.983105	15.766615	12.75%	38,447
2011	14.090582	13.983105	-0.76%	45,515
2010	12.598052	14.090582	11.85%	46,057

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	22.708748	30.062484	32.38%	822
2018	25.036797	22.708748	-9.30%	914
2017	20.185390	25.036797	24.03%	1,273
2016	19.203803	20.185390	5.11%	1,496
2015	20.214564	19.203803	-5.00%	5,176
2014	19.198411	20.214564	5.29%	5,517
2013	16.271558	19.198411	17.99%	9,828
2012	15.130188	16.271558	7.54%	30,469
2011	14.248269	15.130188	6.19%	49,808
2010	12.682796	14.248269	12.34%	56,012
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	18.705810	22.191878	18.64%	0
2018	23.737238	18.705810	-21.20%	0
2017	19.543698	23.737238	21.46%	0
2016	17.135713	19.543698	14.05%	0
2015	18.002210	17.135713	-4.81%	0
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.500005	10.809571	13.78%	0
2018	10.135199	9.500005	-6.27%	0
2017*	10.000000	10.135199	1.35%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.965100	16.169896	24.72%	328
2018	15.988075	12.965100	-18.91%	327
2017	14.649232	15.988075	9.14%	1,458
2016	11.443418	14.649232	28.01%	9,295
2015	12.528510	11.443418	-8.66%	1,264
2014	12.147538	12.528510	3.14%	157
2013*	10.000000	12.147538	21.48%	158
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.955020	10.409213	4.56%	0
2018	10.204689	9.955020	-2.45%	0
2017	10.101833	10.204689	1.02%	0
2016	9.494878	10.101833	6.39%	4,699
2015	9.820812	9.494878	-3.32%	9,344
2014	9.999929	9.820812	-1.79%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.018324	10.560244	17.10%	0
2018*	10.000000	9.018324	-9.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	12.054769	12.850876	6.60%	0
2018	12.443992	12.054769	-3.13%	0
2017	12.282113	12.443992	1.32%	0
2016	12.147842	12.282113	1.11%	0
2015	12.495095	12.147842	-2.78%	364
2014	12.361554	12.495095	1.08%	605
2013	12.564746	12.361554	-1.62%	795
2012	11.757239	12.564746	6.87%	15,315
2011	11.804436	11.757239	-0.40%	31,975
2010	11.163853	11.804436	5.74%	35,263
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.186190	10.327527	26.16%	286
2018*	10.000000	8.186190	-18.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.333884	16.201598	13.03%	0
2018	15.334312	14.333884	-6.52%	431
2017	13.920793	15.334312	10.15%	463
2016	13.546358	13.920793	2.76%	490
2015	13.946345	13.546358	-2.87%	590
2014	13.704834	13.946345	1.76%	778
2013	12.398441	13.704834	10.54%	7,679
2012	11.379419	12.398441	8.95%	29,336
2011	11.702681	11.379419	-2.76%	81,677
2010	10.648227	11.702681	9.90%	548,280
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.120218	17.700062	17.06%	643
2018	16.488372	15.120218	-8.30%	651
2017	14.522513	16.488372	13.54%	22,145
2016	14.055425	14.522513	3.32%	32,026
2015	14.460079	14.055425	-2.80%	32,762
2014	14.157491	14.460079	2.14%	44,367
2013	12.537828	14.157491	12.92%	46,424
2012	11.355946	12.537828	10.41%	114,162
2011	11.774845	11.355946	-3.56%	147,654
2010	10.546772	11.774845	11.64%	181,201
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.110487	19.525289	21.20%	0
2018	17.945950	16.110487	-10.23%	0
2017	15.225639	17.945950	17.87%	0
2016	14.656811	15.225639	3.88%	0
2015	15.089502	14.656811	-2.87%	0
2014	14.752886	15.089502	2.28%	3,560
2013	12.443752	14.752886	18.56%	3,557
2012	11.064163	12.443752	12.47%	3,741
2011	11.659781	11.064163	-5.11%	6,207
2010	10.302965	11.659781	13.17%	7,625

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.962656	13.286638	21.20%	0
2018	11.749807	10.962656	-6.70%	0
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	30.002377	38.460211	28.19%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.063544	11.864986	7.24%	2,580
2018	15.062027	11.063544	-26.55%	2,599
2017	15.863755	15.062027	-5.05%	2,624
2016	12.167618	15.863755	30.38%	9,596
2015	15.723578	12.167618	-22.62%	9,230
2014	18.458904	15.723578	-14.82%	2,768
2013	15.226465	18.458904	21.23%	3,025
2012	14.888903	15.226465	2.27%	4,019
2011	16.082808	14.888903	-7.42%	4,289
2010	13.821692	16.082808	16.36%	4,801
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.995894	27.301443	24.12%	3,707
2018	24.631280	21.995894	-10.70%	3,870
2017	22.389871	24.631280	10.01%	4,808
2016	19.477762	22.389871	14.95%	6,316
2015	20.829407	19.477762	-6.49%	13,806
2014	19.663313	20.829407	5.93%	36,626
2013	15.752712	19.663313	24.82%	58,061
2012	13.782098	15.752712	14.30%	87,956
2011	14.021290	13.782098	-1.71%	119,011
2010	12.494586	14.021290	12.22%	147,435
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.290991	14.298193	26.63%	22,337
2018	12.735000	11.290991	-11.34%	0
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	29.399278	38.462677	30.83%	6,437
2018	30.241666	29.399278	-2.79%	6,484
2017	22.969678	30.241666	31.66%	8,880
2016	23.392298	22.969678	-1.81%	9,930
2015	22.408104	23.392298	4.39%	40,181
2014	20.670881	22.408104	8.40%	14,795
2013	15.564680	20.670881	32.81%	5,185
2012	13.933293	15.564680	11.71%	16,696
2011	14.272534	13.933293	-2.38%	29,969
2010	11.799969	14.272534	20.95%	24,923

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.338507	13.181674	6.83%	42,107
2018	12.737353	12.338507	-3.13%	48,240
2017	12.542341	12.737353	1.55%	54,476
2016	12.292872	12.542341	2.03%	56,707
2015	12.696625	12.292872	-3.18%	67,592
2014	12.310580	12.696625	3.14%	102,193
2013	12.873058	12.310580	-4.37%	216,556
2012	12.484039	12.873058	3.12%	450,229
2011	11.943367	12.484039	4.53%	1,247,591
2010	11.372363	11.943367	5.02%	2,147,029
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	34.302495	41.258352	20.28%	867
2018	41.222798	34.302495	-16.79%	1,164
2017	35.019712	41.222798	17.71%	3,145
2016	32.039923	35.019712	9.30%	7,623
2015	33.354349	32.039923	-3.94%	9,770
2014	32.214059	33.354349	3.54%	19,967
2013	24.279764	32.214059	32.68%	52,652
2012	21.704664	24.279764	11.86%	97,113
2011	24.931965	21.704664	-12.94%	127,780
2010	19.857680	24.931965	25.55%	163,559
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.529649	24.315402	24.51%	1,140
2018	23.548243	19.529649	-17.07%	1,488
2017	18.550242	23.548243	26.94%	4,235
2016	20.051855	18.550242	-7.49%	8,495
2015	19.879191	20.051855	0.87%	12,139
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.813069	12.982193	20.06%	223
2018	11.839076	10.813069	-8.67%	0
2017	11.682536	11.839076	1.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	26.558462	34.777879	30.95%	0
2018	32.970952	26.558462	-19.45%	0
2017	28.350989	32.970952	16.30%	0
2016	26.568018	28.350989	6.71%	0
2015	28.104146	26.568018	-5.47%	0
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	434
2011	19.285662	17.131080	-11.17%	2,779
2010	15.632125	19.285662	23.37%	1,615

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.514029	13.476356	17.04%	4,769
2018	13.052139	11.514029	-11.78%	4,769
2017	11.935572	13.052139	9.35%	4,769
2016	10.798662	11.935572	10.53%	8,946
2015	11.791229	10.798662	-8.42%	11,210
2014	11.740635	11.791229	0.43%	11,299
2013	9.713970	11.740635	20.86%	11,651
2012	8.625717	9.713970	12.62%	13,231
2011	8.971226	8.625717	-3.85%	13,307
2010	8.332565	8.971226	7.66%	14,376
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.151254	16.037877	13.33%	1,458
2018	15.145641	14.151254	-6.57%	1,522
2017	14.141147	15.145641	7.10%	0
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	2,994
2013	12.310167	13.696826	11.26%	5,659
2012	11.191147	12.310167	10.00%	9,058
2011	11.193004	11.191147	-0.02%	9,587
2010	10.172991	11.193004	10.03%	23,208
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	26.468105	33.401496	26.20%	0
2018	28.558156	26.468105	-7.32%	0
2017	24.256411	28.558156	17.73%	0
2016	21.404646	24.256411	13.32%	0
2015	22.749712	21.404646	-5.91%	0
2014	21.428012	22.749712	6.17%	1,711
2013	16.920035	21.428012	26.64%	2,550
2012	15.476872	16.920035	9.32%	7,548
2011	14.951559	15.476872	3.51%	18,282
2010	12.691092	14.951559	17.81%	30,721
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	30.954126	38.190962	23.38%	6,649
2018	36.389366	30.954126	-14.94%	6,746
2017	33.675477	36.389366	8.06%	6,787
2016	26.487400	33.675477	27.14%	9,789
2015	29.288555	26.487400	-9.56%	12,802
2014	29.823297	29.288555	-1.79%	16,167
2013	22.417039	29.823297	33.04%	35,868
2012	19.391936	22.417039	15.60%	93,852
2011	20.633627	19.391936	-6.02%	268,056
2010	16.478949	20.633627	25.21%	413,868

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.419335	11.653577	23.72%	787
2018	11.457143	9.419335	-17.79%	787
2017	8.355467	11.457143	37.12%	787
2016	7.285226	8.355467	14.69%	787
2015	9.279893	7.285226	-21.49%	787
2014*	10.000000	9.279893	-7.20%	787
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.704990	19.455086	9.88%	2,343
2018	21.445289	17.704990	-17.44%	3,689
2017	18.818404	21.445289	13.96%	7,782
2016	17.979933	18.818404	4.66%	15,965
2015	19.691348	17.979933	-8.69%	15,646
2014	22.691438	19.691348	-13.22%	20,121
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.961914	8.927458	-0.38%	1,829
2018	9.004325	8.961914	-0.47%	1,829
2017	9.046217	9.004325	-0.46%	1,829
2016	8.998871	9.046217	0.53%	1,829
2015	9.630044	8.998871	-6.55%	1,829
2014	9.684288	9.630044	-0.56%	1,829
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.046882	12.074929	9.31%	0
2018	11.827064	11.046882	-6.60%	0
2017	10.706970	11.827064	10.46%	0
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.338745	9.923804	6.26%	0
2018*	10.000000	9.338745	-6.61%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.119071	9.351195	2.55%	0
2018	9.839052	9.119071	-7.32%	0
2017	9.718060	9.839052	1.25%	0
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.380076	21.821738	33.22%	346
2018	17.455718	16.380076	-6.16%	352
2017	14.071318	17.455718	24.05%	401
2016	14.124138	14.071318	-0.37%	425
2015	13.808163	14.124138	2.29%	437
2014	13.072615	13.808163	5.63%	1,537
2013	9.576155	13.072615	36.51%	1,613
2012*	10.000000	9.576155	-4.24%	2,315
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.595195	15.378632	22.10%	1,024
2018	14.592861	12.595195	-13.69%	1,056
2017	13.033194	14.592861	11.97%	1,166
2016	11.793609	13.033194	10.51%	1,319
2015	12.617613	11.793609	-6.53%	1,457
2014	12.404099	12.617613	1.72%	1,526
2013	9.887948	12.404099	25.45%	1,670
2012*	10.000000	9.887948	-1.12%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	29.929077	38.418609	28.37%	837
2018	35.394351	29.929077	-15.44%	759
2017	26.586891	35.394351	33.13%	1,731
2016	27.267817	26.586891	-2.50%	1,681
2015	26.934942	27.267817	1.24%	1,681
2014	27.027510	26.934942	-0.34%	1,681
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.408893	10.162310	8.01%	0
2018	10.094844	9.408893	-6.80%	0
2017	9.748619	10.094844	3.55%	0
2016	9.394021	9.748619	3.77%	0
2015	9.865970	9.394021	-4.78%	0
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.321559	10.397422	24.95%	0
2018	10.594520	8.321559	-21.45%	0
2017	8.579736	10.594520	23.48%	0
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	3,699
2014*	10.000000	8.969630	-10.30%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.723332	30.518256	28.64%	13,064
2018	26.438474	23.723332	-10.27%	14,031
2017	23.211359	26.438474	13.90%	17,055
2016	21.355502	23.211359	8.69%	28,914
2015	21.210464	21.355502	0.68%	36,356
2014	19.674607	21.210464	7.81%	48,834
2013	15.328684	19.674607	28.35%	124,933
2012	13.462369	15.328684	13.86%	274,015
2011	13.829177	13.462369	-2.65%	730,882
2010	12.226742	13.829177	13.11%	1,208,903
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	32.918036	40.545062	23.17%	289
2018	37.686781	32.918036	-12.65%	289
2017	33.878386	37.686781	11.24%	578
2016	29.481288	33.878386	14.91%	1,410
2015	32.150062	29.481288	-8.30%	2,609
2014	29.487143	32.150062	9.03%	7,512
2013	21.473150	29.487143	37.32%	13,296
2012	18.688750	21.473150	14.90%	9,460
2011	19.604814	18.688750	-4.67%	15,065
2010	16.314643	19.604814	20.17%	14,415
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.528680	16.087859	18.92%	0
2018	14.653160	13.528680	-7.67%	0
2017	12.686495	14.653160	15.50%	0
2016	13.333404	12.686495	-4.85%	0
2015	14.897847	13.333404	-10.50%	2,775
2014	16.104430	14.897847	-7.49%	2,775
2013	13.179544	16.104430	22.19%	6,175
2012	11.325604	13.179544	16.37%	6,202
2011	12.498301	11.325604	-9.38%	6,666
2010	11.777147	12.498301	6.12%	14,164
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.892449	12.912836	8.58%	0
2018	12.443400	11.892449	-4.43%	0
2017	11.944283	12.443400	4.18%	0
2016	10.526887	11.944283	13.46%	0
2015	11.530315	10.526887	-8.70%	13,437
2014	11.587077	11.530315	-0.49%	20,954
2013	10.738396	11.587077	7.90%	12,985
2012*	10.000000	10.738396	7.38%	569

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.404156	20.749392	34.70%	14,516
2018	15.786241	15.404156	-2.42%	15,814
2017	12.738700	15.786241	23.92%	6,259
2016	12.292652	12.738700	3.63%	6,612
2015	13.360814	12.292652	-7.99%	6,890
2014	12.684181	13.360814	5.33%	777
2013	9.996521	12.684181	26.89%	343
2012*	10.000000	9.996521	-0.03%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	24.004724	28.661736	19.40%	0
2018	24.480086	24.004724	-1.94%	0
2017	21.219236	24.480086	15.37%	0
2016	20.827941	21.219236	1.88%	0
2015	21.242000	20.827941	-1.95%	0
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.435447	10.068550	6.71%	25,596
2018	9.789729	9.435447	-3.62%	27,510
2017	9.699457	9.789729	0.93%	25,984
2016	9.716363	9.699457	-0.17%	20,245
2015*	10.000000	9.716363	-2.84%	16,986
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	36.648948	48.976416	33.64%	1,977
2018	36.901789	36.648948	-0.69%	2,079
2017	29.067699	36.901789	26.95%	2,805
2016	29.198141	29.067699	-0.45%	4,645
2015	26.712047	29.198141	9.31%	4,782
2014	25.219353	26.712047	5.92%	15,666
2013	19.731658	25.219353	27.81%	26,550
2012	16.314966	19.731658	20.94%	63,770
2011	17.953094	16.314966	-9.12%	83,754
2010	17.266141	17.953094	3.98%	109,498
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.114284	31.273490	41.42%	0
2018	22.445539	22.114284	-1.48%	7,172
2017	15.860237	22.445539	41.52%	0
2016	14.264864	15.860237	11.18%	0
2015	13.959645	14.264864	2.19%	0
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.844815	28.265797	23.73%	0
2018	27.571396	22.844815	-17.14%	550
2017	21.583837	27.571396	27.74%	516
2016	23.691030	21.583837	-8.89%	1,149
2015	26.603914	23.691030	-10.95%	1,119
2014	30.995449	26.603914	-14.17%	1,062
2013	27.774559	30.995449	11.60%	1,118
2012	25.132095	27.774559	10.51%	1,111
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.317626	9.595678	15.37%	1,157
2018	10.460146	8.317626	-20.48%	1,157
2017	8.379328	10.460146	24.83%	7,715
2016	7.104093	8.379328	17.95%	7,969
2015	9.100431	7.104093	-21.94%	7,872
2014	9.772696	9.100431	-6.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.707572	10.276675	5.86%	0
2018	10.045620	9.707572	-3.37%	0
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.204890	20.976080	37.96%	4,250
2018	15.845110	15.204890	-4.04%	3,111
2017	12.843296	15.845110	23.37%	2,506
2016	12.087924	12.843296	6.25%	2,784
2015	12.650319	12.087924	-4.45%	2,976
2014	14.004447	12.650319	-9.67%	3,338
2013	10.155352	14.004447	37.90%	5,606
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	27.027307	34.179539	26.46%	18,293
2018	30.879819	27.027307	-12.48%	19,632
2017	26.945906	30.879819	14.60%	24,736
2016	24.251604	26.945906	11.11%	29,259
2015	25.069404	24.251604	-3.26%	43,125
2014	23.295945	25.069404	7.61%	54,136
2013	17.593622	23.295945	32.41%	102,019
2012	15.548515	17.593622	13.15%	276,761
2011	15.996542	15.548515	-2.80%	842,483
2010	14.729169	15.996542	8.60%	1,295,436
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.780618	7.81%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.395216	20.117063	22.70%	14,409
2018	18.600999	16.395216	-11.86%	14,621
2017	15.019142	18.600999	23.85%	24,139
2016	14.810600	15.019142	1.41%	12,849
2015	14.265399	14.810600	3.82%	18,848
2014	14.445084	14.265399	-1.24%	17,806
2013	11.589726	14.445084	24.64%	11,080
2012	10.238174	11.589726	13.20%	20,197
2011	10.673806	10.238174	-4.08%	29,027
2010*	10.000000	10.673806	6.74%	17,494
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.265763	16.718867	36.31%	0
2018	12.490747	12.265763	-1.80%	0
2017	9.984569	12.490747	25.10%	0
2016	9.659862	9.984569	3.36%	0
2015*	10.000000	9.659862	-3.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.771692	12.714795	8.01%	0
2018	12.167360	11.771692	-3.25%	0
2017	11.765779	12.167360	3.41%	0
2016	11.381188	11.765779	3.38%	0
2015	11.752911	11.381188	-3.16%	0
2014	11.189221	11.752911	5.04%	7,327
2013	11.525382	11.189221	-2.92%	11,811
2012	10.809684	11.525382	6.62%	19,206
2011	10.501649	10.809684	2.93%	28,130
2010	10.064089	10.501649	4.35%	30,897
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	20.314159	22.647634	11.49%	0
2018	22.382627	20.314159	-9.24%	0
2017	20.914915	22.382627	7.02%	0
2016	19.367555	20.914915	7.99%	0
2015	20.069614	19.367555	-3.50%	0
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.063522	11.316976	24.86%	0
2018	10.078005	9.063522	-10.07%	0
2017	9.169552	10.078005	9.91%	0
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.440530	19.907401	21.09%	3,124
2018	18.141363	16.440530	-9.38%	2,796
2017	15.807345	18.141363	14.77%	3,250
2016	14.582046	15.807345	8.40%	3,578
2015	16.085964	14.582046	-9.35%	3,636
2014	16.820347	16.085964	-4.37%	3,895
2013	13.057053	16.820347	28.82%	13,038
2012	10.904628	13.057053	19.74%	5,920
2011	11.269173	10.904628	-3.23%	9,106
2010*	10.000000	11.269173	12.69%	603
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.735895	17.380202	17.94%	524,292
2018	15.883432	14.735895	-7.22%	561,177
2017	14.046172	15.883432	13.08%	565,160
2016	13.195661	14.046172	6.45%	660,605
2015	13.381539	13.195661	-1.39%	693,697
2014	13.052206	13.381539	2.52%	688,299
2013	10.841715	13.052206	20.39%	789,100
2012	9.595173	10.841715	12.99%	2,253,328
2011	9.735136	9.595173	-1.44%	3,685,821
2010	8.899746	9.735136	9.39%	3,943,982
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.210601	10.866367	6.42%	552,834
2018	10.571158	10.210601	-3.41%	614,578
2017	10.488004	10.571158	0.79%	656,453
2016	10.462399	10.488004	0.24%	626,891
2015	10.739006	10.462399	-2.58%	654,345
2014	10.475888	10.739006	2.51%	735,284
2013	11.011421	10.475888	-4.86%	756,575
2012	10.743477	11.011421	2.49%	2,024,011
2011	10.405675	10.743477	3.25%	3,128,780
2010	10.053791	10.405675	3.50%	3,198,260
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.295634	21.447064	31.61%	9,533
2018	18.426401	16.295634	-11.56%	9,706
2017	14.406947	18.426401	27.90%	13,889
2016	14.725097	14.406947	-2.16%	14,613
2015	14.153419	14.725097	4.04%	15,115
2014	14.232791	14.153419	-0.56%	18,645
2013	11.330067	14.232791	25.62%	27,528
2012	9.504160	11.330067	19.21%	51,344
2011	10.731545	9.504160	-11.44%	75,074
2010	9.873794	10.731545	8.69%	70,821

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.135295	23.072594	27.22%	4,217
2018	18.697003	18.135295	-3.00%	6,397
2017	14.981141	18.697003	24.80%	30,998
2016	14.065729	14.981141	6.51%	17,969
2015	13.534366	14.065729	3.93%	24,277
2014	12.825476	13.534366	5.53%	50,489
2013	10.133417	12.825476	26.57%	81,876
2012	8.839576	10.133417	14.64%	145,233
2011	9.497129	8.839576	-6.92%	233,034
2010	8.228464	9.497129	15.42%	253,748
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.124940	18.560439	22.71%	364,597
2018	15.837083	15.124940	-4.50%	392,669
2017	13.300570	15.837083	19.07%	478,038
2016	12.260371	13.300570	8.48%	554,028
2015	12.420477	12.260371	-1.29%	594,193
2014	11.539200	12.420477	7.64%	672,153
2013	8.886886	11.539200	29.85%	741,420
2012	7.774651	8.886886	14.31%	2,559,564
2011	8.143431	7.774651	-4.53%	4,330,836
2010	7.514524	8.143431	8.37%	4,483,021
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.742205	14.649679	6.60%	6,137
2018	14.412752	13.742205	-4.65%	6,701
2017	13.879812	14.412752	3.84%	10,224
2016	13.081721	13.879812	6.10%	24,990
2015	13.795289	13.081721	-5.17%	26,783
2014	13.599128	13.795289	1.44%	33,426
2013	14.084791	13.599128	-3.45%	78,599
2012	12.850405	14.084791	9.61%	177,075
2011	12.467171	12.850405	3.07%	205,291
2010	11.544789	12.467171	7.99%	245,763
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.499618	30.384873	24.02%	8,395
2018	27.115516	24.499618	-9.65%	8,613
2017	23.592858	27.115516	14.93%	9,565
2016	20.547997	23.592858	14.82%	12,938
2015	22.509221	20.547997	-8.71%	18,883
2014	21.161959	22.509221	6.37%	22,951
2013	16.016942	21.161959	32.12%	58,833
2012	13.880964	16.016942	15.39%	93,372
2011	14.586241	13.880964	-4.84%	140,214
2010	12.938547	14.586241	12.73%	258,284

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.596187	10.771172	12.24%	0
2018	10.738109	9.596187	-10.63%	0
2017	9.284282	10.738109	15.66%	0
2016	9.232459	9.284282	0.56%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.022795	10.431857	4.08%	0
2018*	10.000000	10.022795	0.23%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.061890	21.357854	12.04%	1,761
2018	20.126810	19.061890	-5.29%	1,845
2017	19.305322	20.126810	4.26%	1,845
2016	17.317083	19.305322	11.48%	7,380
2015	18.208675	17.317083	-4.90%	1,845
2014	18.183144	18.208675	0.14%	2,115
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.816009	18.531385	25.08%	3,380
2018	15.974610	14.816009	-7.25%	3,491
2017	13.111419	15.974610	21.84%	3,828
2016	11.824575	13.111419	10.88%	6,221
2015	12.255336	11.824575	-3.51%	11,386
2014	11.777741	12.255336	4.06%	11,480
2013	8.402943	11.777741	40.16%	29,805
2012	7.365606	8.402943	14.08%	14,021
2011	8.537717	7.365606	-13.73%	14,843
2010	7.577228	8.537717	12.68%	12,438
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.303282	12.067920	29.72%	34,214
2018	11.434722	9.303282	-18.64%	36,781
2017	9.327199	11.434722	22.60%	38,111
2016	9.793117	9.327199	-4.76%	52,792
2015	10.094925	9.793117	-2.99%	67,662
2014	10.479595	10.094925	-3.67%	86,423
2013	8.863522	10.479595	18.23%	198,405
2013	8.863522	10.479595	18.23%	198,405
2012	7.857747	8.863522	12.80%	412,540
2011	8.903358	7.857747	-11.74%	1,002,183
2010	8.011424	8.903358	11.13%	1,483,337

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	24.372744	30.707378	25.99%	11,678
2018	25.032136	24.372744	-2.63%	13,146
2017	21.316996	25.032136	17.43%	16,274
2016	19.637371	21.316996	8.55%	27,892
2015	19.977756	19.637371	-1.70%	35,416
2014	18.296521	19.977756	9.19%	48,197
2013	14.325722	18.296521	27.72%	125,547
2012	12.886807	14.325722	11.17%	275,030
2011	13.146590	12.886807	-1.98%	745,410
2010	11.890424	13.146590	10.56%	1,227,613
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.377757	14.982983	21.05%	0
2018	14.203692	12.377757	-12.86%	2,488
2017	12.140727	14.203692	16.99%	2,461
2016	11.472550	12.140727	5.82%	2,480
2015	11.958416	11.472550	-4.06%	5,417
2014	11.719228	11.958416	2.04%	5,436
2013	9.269037	11.719228	26.43%	7,991
2012	8.172479	9.269037	13.42%	8,021
2011	8.938980	8.172479	-8.57%	9,690
2010	7.962997	8.938980	12.26%	12,894
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.852028	13.446054	13.45%	218,083
2018	12.945915	11.852028	-8.45%	234,403
2017	11.830763	12.945915	9.43%	263,000
2016	11.417279	11.830763	3.62%	396,922
2015	11.817255	11.417279	-3.38%	425,685
2014	11.603013	11.817255	1.85%	380,813
2013	10.363223	11.603013	11.96%	417,039
2012	9.556212	10.363223	8.44%	2,212,606
2011	9.919113	9.556212	-3.66%	4,735,373
2010	9.200321	9.919113	7.81%	4,833,558
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.332808	14.480587	17.42%	14,190
2018	13.753632	12.332808	-10.33%	20,820
2017	12.161407	13.753632	13.09%	28,505
2016	11.603666	12.161407	4.81%	56,071
2015	12.042961	11.603666	-3.65%	70,210
2014	11.779452	12.042961	2.24%	256,873
2013	9.949099	11.779452	18.40%	857,701
2012	8.965881	9.949099	10.97%	977,939
2011	9.509062	8.965881	-5.71%	1,380,236
2010	8.664336	9.509062	9.75%	1,299,890

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.896905	11.776290	8.07%	152,844
2018	11.459157	10.896905	-4.91%	176,814
2017	11.032635	11.459157	3.87%	170,082
2016	10.799232	11.032635	2.16%	175,504
2015	11.140897	10.799232	-3.07%	239,063
2014	11.040635	11.140897	0.91%	191,054
2013	10.774821	11.040635	2.47%	222,399
2012	10.265025	10.774821	4.97%	320,788
2011	10.365215	10.265025	-0.97%	317,620
2010	9.938708	10.365215	4.29%	277,212
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.521724	11.697787	11.18%	0
2018	11.589091	10.521724	-9.21%	0
2017	10.340308	11.589091	12.08%	0
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.797809	12.169477	12.70%	0
2018	11.900959	10.797809	-9.27%	0
2017	10.345837	11.900959	15.03%	0
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.142776	14.008921	15.37%	301,229
2018	13.385268	12.142776	-9.28%	344,076
2017	12.026417	13.385268	11.30%	363,262
2016	11.537488	12.026417	4.24%	414,776
2015	11.942465	11.537488	-3.39%	476,448
2014	11.695385	11.942465	2.11%	515,846
2013	10.166637	11.695385	15.04%	485,790
2012	9.265691	10.166637	9.72%	449,395
2011	9.714820	9.265691	-4.62%	497,679
2010	8.932762	9.714820	8.75%	2,411,160

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.331373	14.718608	19.36%	16,713
2018	13.956212	12.331373	-11.64%	21,927
2017	12.103932	13.956212	15.30%	42,481
2016	11.519880	12.103932	5.07%	53,226
2015	11.977746	11.519880	-3.82%	67,748
2014	11.730874	11.977746	2.10%	72,042
2013	9.666390	11.730874	21.36%	148,673
2012	8.639404	9.666390	11.89%	549,241
2011	9.280464	8.639404	-6.91%	590,582
2010	8.387218	9.280464	10.65%	680,073
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.623997	12.974226	11.62%	107,863
2018	12.500791	11.623997	-7.01%	123,948
2017	11.649162	12.500791	7.31%	144,242
2016	11.253731	11.649162	3.51%	118,161
2015	11.648661	11.253731	-3.39%	125,356
2014	11.461134	11.648661	1.64%	133,666
2013	10.551115	11.461134	8.62%	125,530
2012	9.819396	10.551115	7.45%	204,052
2011	10.082438	9.819396	-2.61%	230,568
2010	9.469522	10.082438	6.47%	293,982
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.790035	14.048993	9.84%	29,557
2018	15.537464	12.790035	-17.68%	27,852
2017	12.964821	15.537464	19.84%	29,471
2016	13.129569	12.964821	-1.25%	41,444
2015	13.991760	13.129569	-6.16%	56,128
2014	15.599475	13.991760	-10.31%	73,087
2013	13.301835	15.599475	17.27%	148,661
2012	11.393575	13.301835	16.75%	311,706
2011	13.323024	11.393575	-14.48%	722,213
2010	12.829265	13.323024	3.85%	1,061,323
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.247644	11.938620	6.14%	30,005
2018	11.599636	11.247644	-3.03%	33,911
2017	11.401469	11.599636	1.74%	34,121
2016	11.118568	11.401469	2.54%	34,893
2015	11.487301	11.118568	-3.21%	40,056
2014	11.237923	11.487301	2.22%	55,951
2013	11.758689	11.237923	-4.43%	119,500
2012	11.203987	11.758689	4.95%	268,025
2011	10.799155	11.203987	3.75%	895,790
2010	10.356999	10.799155	4.27%	1,532,946

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.898602	12.733704	7.02%	1,533
2018	12.366291	11.898602	-3.78%	1,533
2017	12.203368	12.366291	1.34%	1,533
2016	12.092815	12.203368	0.91%	1,533
2015	12.448240	12.092815	-2.86%	2,384
2014	12.154467	12.448240	2.42%	2,913
2013	12.707335	12.154467	-4.35%	4,245
2012	12.149128	12.707335	4.59%	17,921
2011	11.731232	12.149128	3.56%	18,578
2010	11.111871	11.731232	5.57%	34,816
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.774669	13.770699	16.95%	0
2018	13.427397	11.774669	-12.31%	0
2017	11.663524	13.427397	15.12%	0
2016	10.722398	11.663524	8.78%	0
2015	11.338673	10.722398	-5.44%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.223856	12.879610	14.75%	0
2018	12.470546	11.223856	-10.00%	0
2017	11.218060	12.470546	11.16%	0
2016	10.561144	11.218060	6.22%	0
2015	11.009263	10.561144	-4.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	26.115320	31.281629	19.78%	1,772
2018	32.482649	26.115320	-19.60%	1,836
2017	23.552658	32.482649	37.92%	6,920
2016	22.439639	23.552658	4.96%	5,242
2015	27.433370	22.439639	-18.20%	3,540
2014	29.801525	27.433370	-7.95%	2,118
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.897726	11.308916	3.77%	46,435
2018	11.166794	10.897726	-2.41%	68,148
2017	11.201314	11.166794	-0.31%	56,115
2016	11.385682	11.201314	-1.62%	61,211
2015	11.672401	11.385682	-2.46%	71,243
2014	11.431002	11.672401	2.11%	100,425
2013	12.200936	11.431002	-6.31%	186,299
2012	12.124667	12.200936	0.63%	436,045
2011	11.575769	12.124667	4.74%	1,091,295
2010	11.313330	11.575769	2.32%	1,754,798

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.117162	8.067617	-0.61%	23,215
2018	8.199563	8.117162	-1.00%	24,549
2017	8.361104	8.199563	-1.93%	25,654
2016	8.561118	8.361104	-2.34%	31,070
2015	8.767145	8.561118	-2.35%	27,201
2014	8.978134	8.767145	-2.35%	59,002
2013	9.194196	8.978134	-2.35%	114,798
2012	9.416070	9.194196	-2.36%	361,371
2011	9.642034	9.416070	-2.34%	566,273
2010	9.874059	9.642034	-2.35%	698,147
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.978865	9.264989	16.12%	3,107
2018	9.591887	7.978865	-16.82%	3,155
2017	7.729274	9.591887	24.10%	12,330
2016	7.864929	7.729274	-1.72%	4,065
2015	8.322302	7.864929	-5.50%	12,362
2014	8.584397	8.322302	-3.05%	11,793
2013	7.477636	8.584397	14.80%	17,526
2012	6.646020	7.477636	12.51%	40,666
2011	7.561895	6.646020	-12.11%	57,682
2010	6.852649	7.561895	10.35%	62,139
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.641135	10.227143	18.35%	1,016
2018	10.306286	8.641135	-16.16%	1,048
2017	8.479686	10.306286	21.54%	1,500
2016	8.638018	8.479686	-1.83%	1,650
2015	8.970553	8.638018	-3.71%	2,361
2014	9.792419	8.970553	-8.39%	877
2013	8.286807	9.792419	18.17%	4,171
2012	7.179187	8.286807	15.43%	8,539
2011	8.435671	7.179187	-14.89%	18,227
2010	8.043441	8.435671	4.88%	17,080
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	23.307644	28.161401	20.82%	3,792
2018	26.191071	23.307644	-11.01%	4,824
2017	22.645880	26.191071	15.65%	59,208
2016	21.183667	22.645880	6.90%	123,697
2015	21.912223	21.183667	-3.32%	194,882
2014	21.373992	21.912223	2.52%	267,247
2013	17.201230	21.373992	24.26%	315,873
2012	15.198982	17.201230	13.17%	448,251
2011	16.200999	15.198982	-6.18%	586,722
2010	14.473283	16.200999	11.94%	712,584

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.920436	16.805038	12.63%	205,751
2018	16.060412	14.920436	-7.10%	231,411
2017	14.798571	16.060412	8.53%	258,373
2016	14.255240	14.798571	3.81%	298,214
2015	14.623721	14.255240	-2.52%	315,047
2014	14.319083	14.623721	2.13%	358,853
2013	12.928140	14.319083	10.76%	393,448
2012	12.103914	12.928140	6.81%	431,086
2011	12.285861	12.103914	-1.48%	661,172
2010	11.456955	12.285861	7.23%	510,141
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.479148	20.471973	17.12%	13,969
2018	19.140777	17.479148	-8.68%	14,531
2017	17.071908	19.140777	12.12%	14,736
2016	16.225805	17.071908	5.21%	38,242
2015	16.705174	16.225805	-2.87%	61,455
2014	16.259744	16.705174	2.74%	45,415
2013	13.934452	16.259744	16.69%	113,529
2012	12.713199	13.934452	9.61%	152,088
2011	13.141486	12.713199	-3.26%	174,862
2010	12.012377	13.141486	9.40%	149,704
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.538917	13.411503	6.96%	80,356
2018	13.078211	12.538917	-4.12%	86,882
2017	12.671945	13.078211	3.21%	106,157
2016	12.445410	12.671945	1.82%	113,809
2015	12.711262	12.445410	-2.09%	125,343
2014	12.529712	12.711262	1.45%	131,754
2013	12.239845	12.529712	2.37%	127,969
2012	11.918288	12.239845	2.70%	194,880
2011	11.856895	11.918288	0.52%	277,447
2010	11.466489	11.856895	3.40%	257,651
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.598617	11.694837	10.34%	0
2018	11.502218	10.598617	-7.86%	0
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.881202	12.245733	12.54%	0
2018	11.862798	10.881202	-8.27%	0
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	2,526
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.091533	20.801361	14.98%	463,621
2018	19.645284	18.091533	-7.91%	531,300
2017	17.813859	19.645284	10.28%	605,302
2016	17.025222	17.813859	4.63%	663,216
2015	17.493517	17.025222	-2.68%	726,075
2014	17.032048	17.493517	2.71%	924,125
2013	14.955172	17.032048	13.89%	1,211,930
2012	13.821533	14.955172	8.20%	1,929,228
2011	14.159159	13.821533	-2.38%	4,631,600
2010	13.072959	14.159159	8.31%	10,870,265
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.151259	25.162711	18.97%	5,147
2018	23.477283	21.151259	-9.91%	8,402
2017	20.604046	23.477283	13.95%	19,912
2016	19.448911	20.604046	5.94%	36,934
2015	20.063431	19.448911	-3.06%	52,907
2014	19.575898	20.063431	2.49%	211,106
2013	16.381137	19.575898	19.50%	529,576
2012	14.747040	16.381137	11.08%	1,332,481
2011	15.429355	14.747040	-4.42%	1,939,996
2010	14.003189	15.429355	10.18%	2,396,051
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.324182	16.981728	10.82%	137,624
2018	16.303499	15.324182	-6.01%	163,352
2017	15.286607	16.303499	6.65%	179,239
2016	14.808900	15.286607	3.23%	199,837
2015	15.169941	14.808900	-2.38%	236,307
2014	14.832053	15.169941	2.28%	251,007
2013	13.746282	14.832053	7.90%	286,130
2012	13.030269	13.746282	5.49%	929,900
2011	13.073475	13.030269	-0.33%	3,199,218
2010	12.337256	13.073475	5.97%	3,859,570
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.398994	3.99%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.697677	6.98%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.179482	20.573674	27.16%	10,092
2018	17.145614	16.179482	-5.63%	17,367
2017	13.517844	17.145614	26.84%	12,720
2016	13.572150	13.517844	-0.40%	19,586
2015	13.476994	13.572150	0.71%	23,898
2014	12.529739	13.476994	7.56%	31,695
2013	9.545970	12.529739	31.26%	69,427
2012	8.417595	9.545970	13.40%	161,469
2011	8.907693	8.417595	-5.50%	503,955
2010	7.907436	8.907693	12.65%	802,837
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.681892	12.409638	16.17%	0
2018	11.494532	10.681892	-7.07%	0
2017	10.012756	11.494532	14.80%	0
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	0
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.987874	14.279535	19.12%	0
2018	12.602538	11.987874	-4.88%	0
2017	10.604125	12.602538	18.85%	0
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	32,780
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.026872	34.903657	34.11%	10,866
2018	27.074002	26.026872	-3.87%	5,981
2017	21.817690	27.074002	24.09%	9,000
2016	21.622445	21.817690	0.90%	7,440
2015	21.124089	21.622445	2.36%	18,251
2014	19.926302	21.124089	6.01%	25,877
2013	14.972672	19.926302	33.08%	40,431
2012	12.948434	14.972672	15.63%	97,477
2011	13.598696	12.948434	-4.78%	148,276
2010	12.832801	13.598696	5.97%	202,545
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.766817	26.926896	23.71%	3,146
2018	24.625927	21.766817	-11.61%	3,506
2017	23.254589	24.625927	5.90%	5,104
2016	19.808764	23.254589	17.40%	11,200
2015	21.228490	19.808764	-6.69%	9,239
2014	19.247223	21.228490	10.29%	22,363
2013	14.969107	19.247223	28.58%	54,586
2012	13.395155	14.969107	11.75%	86,708
2011	13.650464	13.395155	-1.87%	151,528
2010	12.353990	13.650464	10.49%	175,108

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.554482	41.170974	22.70%	1,070
2018	38.781896	33.554482	-13.48%	1,595
2017	34.300051	38.781896	13.07%	1,760
2016	29.198758	34.300051	17.47%	3,438
2015	30.678969	29.198758	-4.82%	3,439
2014	28.712470	30.678969	6.85%	3,728
2013	22.099580	28.712470	29.92%	8,965
2012	19.266223	22.099580	14.71%	9,656
2011	20.244067	19.266223	-4.83%	20,996
2010	16.426672	20.244067	23.24%	13,162
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.763356	14.489665	13.53%	4,497
2018	15.813837	12.763356	-19.29%	4,497
2017	13.215152	15.813837	19.66%	4,334
2016	12.890204	13.215152	2.52%	7,472
2015	13.946035	12.890204	-7.57%	7,425
2014	15.811943	13.946035	-11.80%	13,529
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.148580	16.062188	22.16%	3,154
2018	15.267496	13.148580	-13.88%	3,158
2017	13.670458	15.267496	11.68%	3,168
2016	12.062934	13.670458	13.33%	10,422
2015	12.792915	12.062934	-5.71%	3,307
2014	11.883525	12.792915	7.65%	5,070
2013	9.012504	11.883525	31.86%	7,613
2012	7.849117	9.012504	14.82%	16,168
2011	8.559142	7.849117	-8.30%	34,400
2010	7.774100	8.559142	10.10%	43,485
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.672916	20.163568	20.94%	12,531
2018	19.663404	16.672916	-15.21%	12,927
2017	17.687416	19.663404	11.17%	14,495
2016	15.402009	17.687416	14.84%	22,839
2015	16.241379	15.402009	-5.17%	29,136
2014	14.213101	16.241379	14.27%	49,761
2013	10.727602	14.213101	32.49%	99,264
2012	9.442862	10.727602	13.61%	250,430
2011	9.899476	9.442862	-4.61%	653,239
2010	8.473892	9.899476	16.82%	930,012

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.991739	30.394205	32.20%	379
2018	25.656470	22.991739	-10.39%	387
2017	21.077157	25.656470	21.73%	433
2016	19.973474	21.077157	5.53%	456
2015	20.346447	19.973474	-1.83%	3,969
2014	20.320369	20.346447	0.13%	4,830
2013	14.455687	20.320369	40.57%	5,545
2012	13.090457	14.455687	10.43%	9,432
2011	13.521315	13.090457	-3.19%	15,110
2010	11.067857	13.521315	22.17%	13,514
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	29.522174	34.216781	15.90%	268
2018	36.484414	29.522174	-19.08%	261
2017	34.352879	36.484414	6.20%	548
2016	28.004102	34.352879	22.67%	636
2015	30.602906	28.004102	-8.49%	3,048
2014	29.353539	30.602906	4.26%	3,068
2013	21.467340	29.353539	36.74%	3,167
2012	18.274469	21.467340	17.47%	3,842
2011	19.792806	18.274469	-7.67%	7,449
2010	16.025902	19.792806	23.51%	5,903
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	29.092592	35.611717	22.41%	59
2018	34.184148	29.092592	-14.89%	59
2017	30.922797	34.184148	10.55%	59
2016	25.839547	30.922797	19.67%	59
2015	26.972648	25.839547	-4.20%	59
2014	27.469125	26.972648	-1.81%	505
2013	20.013871	27.469125	37.25%	1,418
2012	17.788073	20.013871	12.51%	3,549
2011	19.337540	17.788073	-8.01%	5,769
2010	15.844558	19.337540	22.05%	7,105
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.665782	19.282180	23.08%	19,901
2018	17.046499	15.665782	-8.10%	20,307
2017	14.747317	17.046499	15.59%	24,513
2016	13.714795	14.747317	7.53%	33,009
2015	14.103877	13.714795	-2.76%	43,108
2014	13.069683	14.103877	7.91%	60,028
2013	9.659900	13.069683	35.30%	154,065
2012	8.881865	9.659900	8.76%	372,063
2011	9.402248	8.881865	-5.53%	1,103,852
2010	7.792321	9.402248	20.66%	1,807,756

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.355896	15.738983	27.38%	16,200
2018	13.190145	12.355896	-6.32%	5,711
2017	12.724885	13.190145	3.66%	5,761
2016	12.157584	12.724885	4.67%	5,803
2015	13.197217	12.157584	-7.88%	10,060
2014	10.508510	13.197217	25.59%	1,069
2013	10.478480	10.508510	0.29%	975
2012	9.284519	10.478480	12.86%	5,049
2011	8.957588	9.284519	3.65%	15,596
2010	7.065788	8.957588	26.77%	25,934
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.122307	19.321094	27.77%	10,743
2018	16.281843	15.122307	-7.12%	11,073
2017	13.753359	16.281843	18.38%	6,780
2016	12.642615	13.753359	8.79%	12,549
2015	12.825940	12.642615	-1.43%	6,045
2014	11.615578	12.825940	10.42%	6,227
2013*	10.000000	11.615578	16.16%	8,378
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.340687	9.493995	1.64%	8,627
2018	9.488896	9.340687	-1.56%	45,289
2017	9.565548	9.488896	-0.80%	10,196
2016	9.556983	9.565548	0.09%	11,665
2015	9.820491	9.556983	-2.68%	13,761
2014	10.007395	9.820491	-1.87%	27,118
2013	10.237444	10.007395	-2.25%	37,252
2012	10.127604	10.237444	1.08%	97,371
2011	10.237763	10.127604	-1.08%	136,914
2010	10.236421	10.237763	0.01%	147,574
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.483441	16.453018	22.02%	230
2018	15.576868	13.483441	-13.44%	220
2017	13.969584	15.576868	11.51%	0
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	137
2014	12.480272	12.741670	2.09%	149
2013*	10.000000	12.480272	24.80%	149

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.380878	20.552335	33.62%	24,068
2018	16.947762	15.380878	-9.25%	17,809
2017	13.608807	16.947762	24.54%	25,683
2016	13.139704	13.608807	3.57%	29,389
2015	13.502645	13.139704	-2.69%	46,635
2014	13.331728	13.502645	1.28%	58,503
2013	9.849779	13.331728	35.35%	107,039
2012	8.798826	9.849779	11.94%	247,700
2011	9.429899	8.798826	-6.69%	607,367
2010	7.635585	9.429899	23.50%	968,705
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	29.975746	38.779045	29.37%	0
2018	32.856292	29.975746	-8.77%	0
2017	27.010041	32.856292	21.64%	0
2016	26.553196	27.010041	1.72%	0
2015	26.924440	26.553196	-1.38%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.845819	8.956423	1.25%	31,715
2018	8.968322	8.845819	-1.37%	34,647
2017	9.102431	8.968322	-1.47%	39,189
2016	9.208617	9.102431	-1.15%	46,550
2015	9.412928	9.208617	-2.17%	48,235
2014	9.581015	9.412928	-1.75%	65,691
2013	9.751447	9.581015	-1.75%	104,072
2012	9.547057	9.751447	2.14%	297,154
2011	9.748031	9.547057	-2.06%	922,903
2010	9.481500	9.748031	2.81%	1,513,898
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.627397	30.273771	22.93%	14
2018	26.755589	24.627397	-7.95%	14
2017	23.133984	26.755589	15.65%	14
2016	21.562613	23.133984	7.29%	14
2015	22.184396	21.562613	-2.80%	14
2014	20.581494	22.184396	7.79%	4,778
2013	15.316853	20.581494	34.37%	6,775
2012	14.134441	15.316853	8.37%	8,969
2011	14.933971	14.134441	-5.35%	10,009
2010	12.448019	14.933971	19.97%	10,122
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.110049	11.031870	9.12%	0
2018	10.951254	10.110049	-7.68%	0
2017	9.890760	10.951254	10.72%	0
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	12,271
2012*	10.000000	10.549039	5.49%	30,568

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.451895	10.582179	11.96%	0
2018	10.171437	9.451895	-7.07%	0
2017	9.487633	10.171437	7.21%	0
2016	8.581447	9.487633	10.56%	0
2015	9.000849	8.581447	-4.66%	0
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.339068	10.794502	4.40%	0
2018	11.038932	10.339068	-6.34%	0
2017	10.208051	11.038932	8.14%	0
2016	10.158103	10.208051	0.49%	3,431
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.213216	10.364531	1.48%	45,062
2018	10.435629	10.213216	-2.13%	47,461
2017	10.553919	10.435629	-1.12%	49,275
2016	10.667991	10.553919	-1.07%	55,395
2015	10.901957	10.667991	-2.15%	60,840
2014	11.081407	10.901957	-1.62%	74,196
2013	11.374504	11.081407	-2.58%	121,471
2012	11.015568	11.374504	3.26%	200,383
2011	11.167393	11.015568	-1.36%	401,138
2010	10.872327	11.167393	2.71%	674,647
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.936092	9.964201	0.28%	3,317
2018	10.033358	9.936092	-0.97%	3,474
2017	10.042647	10.033358	-0.09%	2,608
2016*	10.000000	10.042647	0.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.071888	10.646334	5.70%	42,327
2018	10.381539	10.071888	-2.98%	61,901
2017	10.142135	10.381539	2.36%	26,631
2016	10.123980	10.142135	0.18%	17,230
2015	10.332938	10.123980	-2.02%	19,050
2014	10.158260	10.332938	1.72%	19,541
2013	10.620779	10.158260	-4.35%	23,863
2012	9.933340	10.620779	6.92%	29,640
2011*	10.000000	9.933340	-0.67%	10,668

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.993321	12.725594	27.34%	0
2018	11.184674	9.993321	-10.65%	0
2017*	10.000000	11.184674	11.85%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.150428	17.559732	33.53%	0
2018	13.155640	13.150428	-0.04%	0
2017	10.290913	13.155640	27.84%	0
2016*	10.000000	10.290913	2.91%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.786820	18.071313	22.21%	10,609
2018	18.723736	14.786820	-21.03%	264
2017	15.146787	18.723736	23.62%	265
2016	15.900420	15.146787	-4.74%	0
2015	16.260342	15.900420	-2.21%	0
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.877336	40.040249	25.61%	1,881
2018	32.371555	31.877336	-1.53%	3,935
2017	26.038013	32.371555	24.32%	3,873
2016	29.863075	26.038013	-12.81%	2,905
2015	27.190916	29.863075	9.83%	14,128
2014	21.219341	27.190916	28.14%	7,840
2013	14.437028	21.219341	46.98%	2,911
2012	11.286414	14.437028	27.92%	3,309
2011	10.470052	11.286414	7.80%	5,332
2010*	10.000000	10.470052	4.70%	3,766
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.930111	5.370121	8.92%	5,289
2018	7.054669	4.930111	-30.12%	0
2017	7.369222	7.054669	-4.27%	0
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	5,907
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.053084	5.520010	9.24%	5,900
2018	7.216004	5.053084	-29.97%	5,900
2017	7.516795	7.216004	-4.00%	5,900
2016	5.356019	7.516795	40.34%	5,900
2015	8.241837	5.356019	-35.01%	5,900
2014	10.433704	8.241837	-21.01%	5,900
2013	9.666539	10.433704	7.94%	1,399
2012*	10.000000	9.666539	-3.33%	1,399
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.717610	7.18%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.992683	31.683932	21.90%	2,372
2018	26.277973	25.992683	-1.09%	7,673
2017	21.379900	26.277973	22.91%	2,518
2016	20.318927	21.379900	5.22%	3,544
2015	21.425621	20.318927	-5.17%	8,441
2014	22.361276	21.425621	-4.18%	2,717
2013	15.242553	22.361276	46.70%	3,520
2012	14.471247	15.242553	5.33%	7,749
2011	15.532874	14.471247	-6.83%	14,497
2010	12.547116	15.532874	23.80%	29,135

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.981045	12.350949	12.48%	0
2018	12.144994	10.981045	-9.58%	0
2017	10.883827	12.144994	11.59%	0
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	24.912805	30.056084	20.65%	0
2018	27.113769	24.912805	-8.12%	0
2017	23.422429	27.113769	15.76%	0
2016	21.604985	23.422429	8.41%	0
2015	21.824883	21.604985	-1.01%	0
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	1,979
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.601575	8.664797	13.99%	0
2018*	10.000000	7.601575	-23.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	31.768082	37.176569	17.02%	0
2018	38.432531	31.768082	-17.34%	0
2017	34.891204	38.432531	10.15%	0
2016	28.644857	34.891204	21.81%	0
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	511
2013	21.787804	29.268412	34.33%	3,129
2012	18.844391	21.787804	15.62%	1,774
2011	21.128751	18.844391	-10.81%	1,075
2010	17.100771	21.128751	23.55%	1,062
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.355144	12.069273	6.29%	0
2018	11.973439	11.355144	-5.16%	0
2017	11.832578	11.973439	1.19%	0
2016	11.613221	11.832578	1.89%	0
2015	12.199952	11.613221	-4.81%	281
2014	12.100659	12.199952	0.82%	3,415
2013	13.546978	12.100659	-10.68%	21,059
2012	12.926202	13.546978	4.80%	20,234
2011	11.851172	12.926202	9.07%	19,518
2010	11.551209	11.851172	2.60%	18,310

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	23.648867	28.562778	20.78%	215
2018	26.112219	23.648867	-9.43%	226
2017	22.238439	26.112219	17.42%	251
2016	20.126980	22.238439	10.49%	276
2015	21.926368	20.126980	-8.21%	316
2014	19.999268	21.926368	9.64%	204
2013	15.124192	19.999268	32.23%	3,106
2012	13.539483	15.124192	11.70%	228
2011	13.486422	13.539483	0.39%	238
2010	12.135704	13.486422	11.13%	250
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.624727	28.484072	25.90%	0
2018	26.637214	22.624727	-15.06%	0
2017	24.482681	26.637214	8.80%	0
2016	20.439523	24.482681	19.78%	0
2015	21.278296	20.439523	-3.94%	0
2014	18.755762	21.278296	13.45%	587
2013	14.793471	18.755762	26.78%	12,163
2012	13.041751	14.793471	13.43%	12,140
2011	13.475405	13.041751	-3.22%	12,732
2010	11.604397	13.475405	16.12%	12,937
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.981512	11.189846	12.11%	0
2018	10.532554	9.981512	-5.23%	0
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.489238	10.108654	6.53%	0
2018	9.794535	9.489238	-3.12%	0
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.281850	14.034897	24.40%	0
2018	12.486972	11.281850	-9.65%	0
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.105839	16.211786	14.93%	0
2018	15.640063	14.105839	-9.81%	0
2017	14.091767	15.640063	10.99%	0
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.683094	12.496923	16.98%	0
2018	12.984064	10.683094	-17.72%	0
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	35.025853	41.778828	19.28%	845
2018	39.431559	35.025853	-11.17%	905
2017	35.940507	39.431559	9.71%	981
2016	29.286896	35.940507	22.72%	1,048
2015	30.722857	29.286896	-4.67%	1,135
2014	29.944739	30.722857	2.60%	3,710
2013	21.803361	29.944739	37.34%	10,155
2012	19.302202	21.803361	12.96%	15,735
2011	19.665233	19.302202	-1.85%	19,570
2010	16.012711	19.665233	22.81%	21,737
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	26.185885	33.322037	27.25%	1,142
2018	28.202711	26.185885	-7.15%	1,219
2017	23.837502	28.202711	18.31%	1,327
2016	21.914690	23.837502	8.77%	1,425
2015	22.260273	21.914690	-1.55%	4,110
2014	20.165132	22.260273	10.39%	5,054
2013	15.687084	20.165132	28.55%	11,057
2012	13.919723	15.687084	12.70%	12,315
2011	14.033887	13.919723	-0.81%	14,853
2010	12.553785	14.033887	11.79%	13,635

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	22.524927	29.803872	32.32%	0
2018	24.846941	22.524927	-9.35%	0
2017	20.042541	24.846941	23.97%	0
2016	19.077637	20.042541	5.06%	0
2015	20.092057	19.077637	-5.05%	647
2014	19.091834	20.092057	5.24%	1,786
2013	16.189512	19.091834	17.93%	6,141
2012	15.061629	16.189512	7.49%	2,345
2011	14.190947	15.061629	6.14%	4,228
2010	12.638232	14.190947	12.29%	4,584
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	18.554264	22.000820	18.58%	0
2018	23.557070	18.554264	-21.24%	0
2017	19.405268	23.557070	21.40%	0
2016	17.023021	19.405268	13.99%	0
2015	17.892983	17.023021	-4.86%	0
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	1,024
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.491887	10.794799	13.73%	0
2018	10.131751	9.491887	-6.32%	0
2017*	10.000000	10.131751	1.32%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.927526	16.114787	24.65%	0
2018	15.949954	12.927526	-18.95%	0
2017	14.621768	15.949954	9.08%	0
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	291
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.926139	10.373704	4.51%	0
2018	10.180320	9.926139	-2.50%	0
2017	10.082870	10.180320	0.97%	0
2016	9.481885	10.082870	6.34%	0
2015	9.812409	9.481885	-3.37%	0
2014	9.996493	9.812409	-1.84%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.016604	10.552824	17.04%	0
2018*	10.000000	9.016604	-9.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.957164	12.740306	6.55%	0
2018	12.349584	11.957164	-3.18%	0
2017	12.195170	12.349584	1.27%	0
2016	12.068001	12.195170	1.05%	0
2015	12.419338	12.068001	-2.83%	270
2014	12.292899	12.419338	1.03%	1,251
2013	12.501368	12.292899	-1.67%	3,082
2012	11.703937	12.501368	6.81%	6,521
2011	11.756935	11.703937	-0.45%	11,116
2010	11.124607	11.756935	5.68%	18,751
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.183386	10.318716	26.09%	0
2018*	10.000000	8.183386	-18.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.233876	16.080336	12.97%	0
2018	15.235160	14.233876	-6.57%	0
2017	13.837849	15.235160	10.10%	0
2016	13.472522	13.837849	2.71%	0
2015	13.877444	13.472522	-2.92%	0
2014	13.644122	13.877444	1.71%	10,951
2013	12.349843	13.644122	10.48%	12,159
2012	11.340642	12.349843	8.90%	12,436
2011	11.668764	11.340642	-2.81%	14,175
2010	10.622805	11.668764	9.85%	14,307
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.014759	17.567621	17.00%	0
2018	16.381811	15.014759	-8.34%	0
2017	14.436027	16.381811	13.48%	0
2016	13.978858	14.436027	3.27%	0
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	17,306
2012	11.317256	12.488698	10.35%	62,052
2011	11.740719	11.317256	-3.61%	59,095
2010	10.521587	11.740719	11.59%	60,062
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.998091	19.379144	21.13%	0
2018	17.829944	15.998091	-10.27%	0
2017	15.134945	17.829944	17.81%	0
2016	14.576944	15.134945	3.83%	0
2015	15.014961	14.576944	-2.92%	0
2014	14.687525	15.014961	2.23%	5,435
2013	12.394958	14.687525	18.50%	1,158
2012	11.026435	12.394958	12.41%	21,109
2011	11.625970	11.026435	-5.16%	21,109
2010	10.278354	11.625970	13.11%	21,109

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.947707	13.261727	21.14%	0
2018	11.739837	10.947707	-6.75%	0
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.759471	38.129303	28.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.986323	11.776137	7.19%	0
2018	14.964617	10.986323	-26.58%	0
2017	15.769212	14.964617	-5.10%	0
2016	12.101293	15.769212	30.31%	0
2015	15.645902	12.101293	-22.66%	3,300
2014	18.377138	15.645902	-14.86%	4,134
2013	15.166776	18.377138	21.17%	5,648
2012	14.838155	15.166776	2.21%	5,564
2011	16.036193	14.838155	-7.47%	5,365
2010	13.788695	16.036193	16.30%	5,952
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.817738	27.066449	24.06%	216
2018	24.444362	21.817738	-10.75%	227
2017	22.231306	24.444362	9.95%	252
2016	19.349692	22.231306	14.89%	277
2015	20.703063	19.349692	-6.54%	318
2014	19.554060	20.703063	5.88%	1,291
2013	15.673200	19.554060	24.76%	5,289
2012	13.719578	15.673200	14.24%	6,619
2011	13.964827	13.719578	-1.76%	9,597
2010	12.450652	13.964827	12.16%	11,907
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.275601	14.271397	26.57%	0
2018	12.724198	11.275601	-11.38%	0
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	29.161253	38.131745	30.76%	0
2018	30.012283	29.161253	-2.84%	0
2017	22.807092	30.012283	31.59%	0
2016	23.238585	22.807092	-1.86%	0
2015	22.272269	23.238585	4.34%	0
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	7,263
2012	13.870132	15.486179	11.65%	13,808
2011	14.215098	13.870132	-2.43%	15,929
2010	11.758494	14.215098	20.89%	22,083

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.238561	13.068198	6.78%	0
2018	12.640686	12.238561	-3.18%	0
2017	12.453505	12.640686	1.50%	0
2016	12.212041	12.453505	1.98%	0
2015	12.619587	12.212041	-3.23%	9,718
2014	12.242154	12.619587	3.08%	51,953
2013	12.808059	12.242154	-4.42%	141,383
2012	12.427386	12.808059	3.06%	200,050
2011	11.895243	12.427386	4.47%	218,081
2010	11.332348	11.895243	4.97%	278,648
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	34.024723	40.903303	20.22%	0
2018	40.910077	34.024723	-16.83%	0
2017	34.771789	40.910077	17.65%	0
2016	31.829343	34.771789	9.24%	0
2015	33.152108	31.829343	-3.99%	2,440
2014	32.035137	33.152108	3.49%	7,845
2013	24.157279	32.035137	32.61%	11,620
2012	21.606248	24.157279	11.81%	28,762
2011	24.831608	21.606248	-12.99%	36,171
2010	19.787872	24.831608	25.49%	42,062
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.371481	24.106140	24.44%	0
2018	23.369573	19.371481	-17.11%	0
2017	18.418879	23.369573	26.88%	0
2016	19.920039	18.418879	-7.54%	0
2015	19.758627	19.920039	0.82%	52
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.781768	12.937990	20.00%	0
2018	11.810897	10.781768	-8.71%	0
2017	11.660673	11.810897	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	26.343390	34.478591	30.88%	0
2018	32.720802	26.343390	-19.49%	0
2017	28.150255	32.720802	16.24%	0
2016	26.393397	28.150255	6.66%	0
2015	27.933736	26.393397	-5.51%	0
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	568
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	1,094
2010	15.577185	19.208053	23.31%	1,151

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.451289	13.396065	16.98%	0
2018	12.987705	11.451289	-11.83%	0
2017	11.882712	12.987705	9.30%	0
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.059739	15.926005	13.27%	0
2018	15.055445	14.059739	-6.61%	0
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	2,567
2014	13.643125	13.930309	2.10%	4,257
2013	12.268182	13.643125	11.21%	6,553
2012	11.158706	12.268182	9.94%	9,599
2011	11.166252	11.158706	-0.07%	10,019
2010	10.153879	11.166252	9.97%	8,967
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	26.253799	33.114090	26.13%	0
2018	28.341528	26.253799	-7.37%	0
2017	24.084700	28.341528	17.67%	0
2016	21.263957	24.084700	13.27%	0
2015	22.611773	21.263957	-5.96%	0
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	5,465
2012	15.406701	16.834675	9.27%	4,193
2011	14.891375	15.406701	3.46%	6,512
2010	12.646482	14.891375	17.75%	7,467
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	30.703404	37.862219	23.32%	0
2018	36.113240	30.703404	-14.98%	0
2017	33.437019	36.113240	8.00%	0
2016	26.313272	33.437019	27.07%	0
2015	29.110928	26.313272	-9.61%	35
2014	29.657612	29.110928	-1.84%	5,378
2013	22.303921	29.657612	32.97%	17,023
2012	19.303995	22.303921	15.54%	34,125
2011	20.550577	19.303995	-6.07%	46,990
2010	16.421012	20.550577	25.15%	50,350

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.396839	11.619804	23.66%	0
2018	11.435661	9.396839	-17.83%	0
2017	8.344054	11.435661	37.05%	0
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	486
2014*	10.000000	9.276693	-7.23%	447
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.561592	19.287627	9.83%	0
2018	21.282571	17.561592	-17.48%	0
2017	18.685154	21.282571	13.90%	0
2016	17.861737	18.685154	4.61%	0
2015	19.571927	17.861737	-8.74%	187
2014	22.565389	19.571927	-13.27%	1,716
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.935931	8.897029	-0.44%	0
2018	8.982849	8.935931	-0.52%	0
2017	9.029242	8.982849	-0.51%	0
2016	8.986574	9.029242	0.47%	0
2015	9.621816	8.986574	-6.60%	2,127
2014	9.680971	9.621816	-0.61%	1,645
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.009209	12.027592	9.25%	0
2018	11.792806	11.009209	-6.64%	0
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.335544	9.915323	6.21%	0
2018*	10.000000	9.335544	-6.64%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.092610	9.319284	2.49%	0
2018	9.815560	9.092610	-7.37%	0
2017	9.699808	9.815560	1.19%	0
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.324150	21.736099	33.15%	0
2018	17.405083	16.324150	-6.21%	0
2017	14.037661	17.405083	23.99%	0
2016	14.097545	14.037661	-0.42%	0
2015	13.789234	14.097545	2.24%	0
2014	13.061381	13.789234	5.57%	554
2013	9.572829	13.061381	36.44%	1,730
2012*	10.000000	9.572829	-4.27%	1,796
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.552295	15.318405	22.04%	0
2018	14.550651	12.552295	-13.73%	0
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	29.686771	38.088068	28.30%	0
2018	35.125895	29.686771	-15.48%	0
2017	26.398705	35.125895	33.06%	0
2016	27.088638	26.398705	-2.55%	0
2015	26.771653	27.088638	1.18%	1,734
2014	26.877420	26.771653	-0.39%	1,805
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.379154	10.124994	7.95%	0
2018	10.068137	9.379154	-6.84%	0
2017	9.727787	10.068137	3.50%	0
2016	9.378739	9.727787	3.72%	0
2015	9.854964	9.378739	-4.83%	45
2014	9.851836	9.854964	0.03%	26
2013	10.131287	9.851836	-2.76%	1,777
2012*	10.000000	10.131287	1.31%	323
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.301684	10.367290	24.88%	0
2018	10.574667	8.301684	-21.49%	0
2017	8.568031	10.574667	23.42%	0
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.531229	30.255629	28.58%	148
2018	26.237902	23.531229	-10.32%	156
2017	23.047037	26.237902	13.85%	173
2016	21.215142	23.047037	8.63%	191
2015	21.081858	21.215142	0.63%	456
2014	19.565331	21.081858	7.75%	22,437
2013	15.251341	19.565331	28.29%	73,559
2012	13.401323	15.251341	13.80%	126,458
2011	13.773502	13.401323	-2.70%	167,699
2010	12.183755	13.773502	13.05%	192,077
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	32.651488	40.196170	23.11%	577
2018	37.400893	32.651488	-12.70%	580
2017	33.638557	37.400893	11.18%	586
2016	29.287533	33.638557	14.86%	629
2015	31.955149	29.287533	-8.35%	689
2014	29.323383	31.955149	8.97%	648
2013	21.364819	29.323383	37.25%	118
2012	18.604010	21.364819	14.84%	140
2011	19.525898	18.604010	-4.72%	162
2010	16.257290	19.525898	20.11%	161
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.461834	16.000184	18.86%	0
2018	14.588273	13.461834	-7.72%	0
2017	12.636756	14.588273	15.44%	0
2016	13.287928	12.636756	-4.90%	0
2015	14.854651	13.287928	-10.55%	0
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	3,527
2012	11.310153	13.154808	16.31%	4,878
2011	12.487637	11.310153	-9.43%	3,772
2010	11.773123	12.487637	6.07%	3,527
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.851924	12.862243	8.52%	0
2018	12.407389	11.851924	-4.48%	0
2017	11.915788	12.407389	4.13%	0
2016	10.507143	11.915788	13.41%	0
2015	11.514588	10.507143	-8.75%	0
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.351650	20.668080	34.63%	0
2018	15.740542	15.351650	-2.47%	0
2017	12.708306	15.740542	23.86%	0
2016	12.269589	12.708306	3.58%	0
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	2,453
2012*	10.000000	9.993116	-0.07%	196
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	23.810341	28.415085	19.34%	0
2018	24.294375	23.810341	-1.99%	0
2017	21.069013	24.294375	15.31%	0
2016	20.691053	21.069013	1.83%	0
2015	21.113194	20.691053	-2.00%	0
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.417744	10.044509	6.66%	0
2018	9.776380	9.417744	-3.67%	0
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	36.352114	48.554879	33.57%	161
2018	36.621773	36.352114	-0.74%	170
2017	28.861855	36.621773	26.89%	189
2016	29.006181	28.861855	-0.50%	207
2015	26.550030	29.006181	9.25%	3,842
2014	25.079234	26.550030	5.86%	5,406
2013	19.632078	25.079234	27.75%	7,894
2012	16.240951	19.632078	20.88%	16,873
2011	17.880799	16.240951	-9.17%	18,778
2010	17.205426	17.880799	3.93%	19,280
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.038818	31.150825	41.35%	0
2018	22.380473	22.038818	-1.53%	0
2017	15.822328	22.380473	41.45%	0
2016	14.238035	15.822328	11.13%	0
2015	13.940527	14.238035	2.13%	0
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.659795	28.022523	23.67%	73
2018	27.362211	22.659795	-17.19%	77
2017	21.431005	27.362211	27.68%	85
2016	23.535308	21.431005	-8.94%	94
2015	26.442585	23.535308	-10.99%	108
2014	30.823301	26.442585	-14.21%	111
2013	27.634437	30.823301	11.54%	325
2012	25.018150	27.634437	10.46%	329
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.293494	9.562945	15.31%	0
2018	10.435184	8.293494	-20.52%	0
2017	8.363601	10.435184	24.77%	0
2016	7.094380	8.363601	17.89%	0
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.694347	10.257419	5.81%	0
2018	10.037092	9.694347	-3.41%	0
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.153105	20.893937	37.89%	0
2018	15.799294	15.153105	-4.09%	0
2017	12.812688	15.799294	23.31%	0
2016	12.065265	12.812688	6.19%	0
2015	12.633084	12.065265	-4.49%	0
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.808459	33.885417	26.40%	0
2018	30.645586	26.808459	-12.52%	0
2017	26.755169	30.645586	14.54%	0
2016	24.092246	26.755169	11.05%	0
2015	24.917434	24.092246	-3.31%	934
2014	23.166576	24.917434	7.56%	19,940
2013	17.504873	23.166576	32.34%	64,022
2012	15.478018	17.504873	13.10%	117,568
2011	15.932162	15.478018	-2.85%	155,597
2010	14.677396	15.932162	8.55%	179,937
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.776929	7.77%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.322682	20.017807	22.64%	0
2018	18.528251	16.322682	-11.90%	0
2017	14.968032	18.528251	23.79%	0
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	480
2013	11.573939	14.418035	24.57%	5,638
2012	10.229478	11.573939	13.14%	8,594
2011	10.670183	10.229478	-4.13%	8,650
2010*	10.000000	10.670183	6.70%	7,740
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.242136	16.678110	36.24%	0
2018	12.473108	12.242136	-1.85%	0
2017	9.975555	12.473108	25.04%	0
2016	9.656072	9.975555	3.31%	0
2015*	10.000000	9.656072	-3.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.677640	12.606746	7.96%	0
2018	12.076364	11.677640	-3.30%	0
2017	11.683751	12.076364	3.36%	0
2016	11.307609	11.683751	3.33%	0
2015	11.682906	11.307609	-3.21%	0
2014	11.128259	11.682906	4.98%	178
2013	11.468456	11.128259	-2.97%	986
2012	10.761813	11.468456	6.57%	861
2011	10.460476	10.761813	2.88%	1,891
2010	10.029772	10.460476	4.29%	3,303
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	20.148407	22.451347	11.43%	0
2018	22.211445	20.148407	-9.29%	0
2017	20.765554	22.211445	6.96%	0
2016	19.239078	20.765554	7.93%	0
2015	19.946702	19.239078	-3.55%	0
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.046497	11.289936	24.80%	0
2018	10.064250	9.046497	-10.11%	0
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.371910	19.814154	21.03%	0
2018	18.074954	16.371910	-9.42%	0
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	358
2013	13.042589	16.793113	28.76%	1,819
2012	10.898138	13.042589	19.68%	376
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.640558	17.258918	17.88%	0
2018	15.788806	14.640558	-7.27%	0
2017	13.969615	15.788806	13.02%	0
2016	13.130437	13.969615	6.39%	2,602
2015	13.322223	13.130437	-1.44%	12,094
2014	13.001021	13.322223	2.47%	36,305
2013	10.804736	13.001021	20.33%	106,227
2012	9.567364	10.804736	12.93%	171,054
2011	9.711892	9.567364	-1.49%	197,509
2010	8.883044	9.711892	9.33%	207,317
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.144582	10.790584	6.37%	0
2018	10.508215	10.144582	-3.46%	0
2017	10.430877	10.508215	0.74%	0
2016	10.410734	10.430877	0.19%	0
2015	10.691442	10.410734	-2.63%	10,247
2014	10.434838	10.691442	2.46%	22,597
2013	10.973899	10.434838	-4.91%	43,371
2012	10.712367	10.973899	2.44%	92,447
2011	10.380839	10.712367	3.19%	109,020
2010	10.034933	10.380839	3.45%	119,827
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.190246	21.297450	31.54%	0
2018	18.316674	16.190246	-11.61%	0
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	95
2014	14.177020	14.090739	-0.61%	3,024
2013	11.291437	14.177020	25.56%	11,011
2012	9.476613	11.291437	19.15%	10,795
2011	10.705912	9.476613	-11.48%	11,898
2010	9.855254	10.705912	8.63%	11,387

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.018053	22.911706	27.16%	0
2018	18.585698	18.018053	-3.05%	0
2017	14.899564	18.585698	24.74%	0
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	2,331
2013	10.098875	12.775229	26.50%	6,395
2012	8.813957	10.098875	14.58%	7,201
2011	9.474450	8.813957	-6.97%	9,518
2010	8.213007	9.474450	15.36%	13,665
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.034759	18.440339	22.65%	0
2018	15.750785	15.034759	-4.55%	0
2017	13.234843	15.750785	19.01%	0
2016	12.206022	13.234843	8.43%	0
2015	12.371757	12.206022	-1.34%	8,199
2014	11.499829	12.371757	7.58%	17,264
2013	8.861095	11.499829	29.78%	40,529
2012	7.756072	8.861095	14.25%	113,984
2011	8.128126	7.756072	-4.58%	138,757
2010	7.504244	8.128126	8.31%	144,004
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.630899	14.523584	6.55%	0
2018	14.303388	13.630899	-4.70%	0
2017	13.781530	14.303388	3.79%	0
2016	12.995729	13.781530	6.05%	0
2015	13.711644	12.995729	-5.22%	2,837
2014	13.523599	13.711644	1.39%	4,020
2013	14.013744	13.523599	-3.50%	9,582
2012	12.792147	14.013744	9.55%	10,697
2011	12.416988	12.792147	3.02%	11,783
2010	11.504219	12.416988	7.93%	13,157
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.301097	30.123226	23.96%	0
2018	26.909658	24.301097	-9.69%	0
2017	23.425701	26.909658	14.87%	0
2016	20.412834	23.425701	14.76%	0
2015	22.372624	20.412834	-8.76%	62
2014	21.044310	22.372624	6.31%	5,887
2013	15.936048	21.044310	32.05%	27,507
2012	13.817957	15.936048	15.33%	41,506
2011	14.527469	13.817957	-4.88%	50,724
2010	12.893005	14.527469	12.68%	55,889

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.579179	10.746573	12.19%	0
2018	10.724595	9.579179	-10.68%	0
2017	9.277319	10.724595	15.60%	0
2016	9.230239	9.277319	0.51%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.019360	10.422937	4.03%	0
2018*	10.000000	10.019360	0.19%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.907496	21.174005	11.99%	0
2018	19.974080	18.907496	-5.34%	0
2017	19.168603	19.974080	4.20%	0
2016	17.203223	19.168603	11.42%	0
2015	18.098219	17.203223	-4.95%	559
2014	18.082103	18.098219	0.09%	666
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.735254	18.420955	25.01%	0
2018	15.895727	14.735254	-7.30%	0
2017	13.053331	15.895727	21.78%	0
2016	11.778201	13.053331	10.83%	0
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	9,989
2012	7.351774	8.382865	14.03%	10,858
2011	8.526046	7.351774	-13.77%	11,766
2010	7.570741	8.526046	12.62%	5,418
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.252580	11.996014	29.65%	0
2018	11.378269	9.252580	-18.68%	0
2017	9.285885	11.378269	22.53%	0
2016	9.754725	9.285885	-4.81%	0
2015	10.060512	9.754725	-3.04%	681
2014	10.449226	10.060512	-3.72%	41,600
2013	8.842358	10.449226	18.17%	128,172
2013	8.842358	10.449226	18.17%	128,172
2012	7.843017	8.842358	12.74%	221,666
2011	8.891221	7.843017	-11.79%	259,968
2010	8.004600	8.891221	11.08%	272,308

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	24.175411	30.443160	25.93%	0
2018	24.842259	24.175411	-2.68%	0
2017	21.166097	24.842259	17.37%	0
2016	19.508319	21.166097	8.50%	0
2015	19.856636	19.508319	-1.75%	750
2014	18.194917	19.856636	9.13%	21,253
2013	14.253461	18.194917	27.65%	73,506
2012	12.828388	14.253461	11.11%	127,760
2011	13.093678	12.828388	-2.03%	161,485
2010	11.848623	13.093678	10.51%	184,064
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.310321	14.893723	20.99%	0
2018	14.133585	12.310321	-12.90%	0
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.787457	13.365953	13.39%	0
2018	12.882008	11.787457	-8.50%	0
2017	11.778364	12.882008	9.37%	0
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	6,242
2014	11.569358	11.776942	1.79%	17,873
2013	10.338451	11.569358	11.91%	46,141
2012	9.538266	10.338451	8.39%	71,446
2011	9.905556	9.538266	-3.71%	144,617
2010	9.192454	9.905556	7.76%	120,582
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.265597	14.394292	17.36%	0
2018	13.685735	12.265597	-10.38%	0
2017	12.107559	13.685735	13.03%	0
2016	11.558193	12.107559	4.75%	2,889
2015	12.001919	11.558193	-3.70%	3,177
2014	11.745330	12.001919	2.18%	45,803
2013	9.925352	11.745330	18.34%	205,573
2012	8.949074	9.925352	10.91%	292,821
2011	9.496094	8.949074	-5.76%	286,604
2010	8.656945	9.496094	9.69%	287,324

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.837557	11.706162	8.01%	0
2018	11.402618	10.837557	-4.96%	0
2017	10.983805	11.402618	3.81%	0
2016	10.756927	10.983805	2.11%	0
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	41,465
2013	10.749121	11.008655	2.41%	46,895
2012	10.245779	10.749121	4.91%	55,226
2011	10.351065	10.245779	-1.02%	54,996
2010	9.930231	10.351065	4.24%	70,217
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.491214	11.657895	11.12%	0
2018	11.561444	10.491214	-9.26%	0
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.766495	12.127973	12.65%	0
2018	11.872563	10.766495	-9.32%	0
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.076584	13.925433	15.31%	0
2018	13.319164	12.076584	-9.33%	0
2017	11.973140	13.319164	11.24%	0
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	164,843
2013	10.142337	11.661464	14.98%	203,116
2012	9.248297	10.142337	9.67%	213,932
2011	9.701544	9.248297	-4.67%	231,030
2010	8.925125	9.701544	8.70%	273,222

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.264166	14.630898	19.30%	0
2018	13.887308	12.264166	-11.69%	0
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	9,661
2014	11.696872	11.936910	2.05%	12,465
2013	9.643307	11.696872	21.30%	69,841
2012	8.623202	9.643307	11.83%	180,191
2011	9.267801	8.623202	-6.96%	187,952
2010	8.380060	9.267801	10.59%	198,705
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.560655	12.896907	11.56%	0
2018	12.439080	11.560655	-7.06%	0
2017	11.597567	12.439080	7.26%	0
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	46,064
2013	10.525908	11.427902	8.57%	25,251
2012	9.800970	10.525908	7.40%	37,311
2011	10.068668	9.800970	-2.66%	32,256
2010	9.461446	10.068668	6.42%	34,124
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.726826	13.972401	9.79%	0
2018	15.468643	12.726826	-17.73%	0
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	413
2014	15.562210	13.951177	-10.35%	28,591
2013	13.276862	15.562210	17.21%	86,842
2012	11.378023	13.276862	16.69%	155,945
2011	13.311660	11.378023	-14.53%	183,445
2010	12.824878	13.311660	3.80%	181,481
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.186392	11.867527	6.09%	0
2018	11.542402	11.186392	-3.08%	0
2017	11.351001	11.542402	1.69%	0
2016	11.075009	11.351001	2.49%	0
2015	11.448159	11.075009	-3.26%	899
2014	11.205370	11.448159	2.17%	18,685
2013	11.730627	11.205370	-4.48%	66,955
2012	11.182985	11.730627	4.90%	90,092
2011	10.784411	11.182985	3.70%	106,227
2010	10.348160	10.784411	4.22%	144,628

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.833806	12.657882	6.96%	0
2018	12.305285	11.833806	-3.83%	0
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	866
2013	12.677031	12.119264	-4.40%	1,161
2012	12.126376	12.677031	4.54%	1,007
2011	11.715238	12.126376	3.51%	1,430
2010	11.102394	11.715238	5.52%	6,847
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.740533	13.723745	16.89%	0
2018	13.395362	11.740533	-12.35%	0
2017	11.641645	13.395362	15.06%	0
2016	10.707746	11.641645	8.72%	0
2015	11.328982	10.707746	-5.48%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.191310	12.835701	14.69%	0
2018	12.440784	11.191310	-10.04%	0
2017	11.196998	12.440784	11.11%	0
2016	10.546701	11.196998	6.17%	0
2015	10.999853	10.546701	-4.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.903840	31.012431	19.72%	0
2018	32.236248	25.903840	-19.64%	0
2017	23.385917	32.236248	37.84%	0
2016	22.292148	23.385917	4.91%	0
2015	27.267037	22.292148	-18.25%	106
2014	29.636012	27.267037	-7.99%	122
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.809488	11.211610	3.72%	0
2018	11.082093	10.809488	-2.46%	0
2017	11.122015	11.082093	-0.36%	0
2016	11.310857	11.122015	-1.67%	5,768
2015	11.601634	11.310857	-2.51%	5,564
2014	11.367522	11.601634	2.06%	40,174
2013	12.139413	11.367522	-6.36%	109,302
2012	12.069717	12.139413	0.58%	161,990
2011	11.529190	12.069717	4.69%	175,385
2010	11.273580	11.529190	2.27%	234,395

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.051268	7.998025	-0.66%	0
2018	8.137179	8.051268	-1.06%	0
2017	8.301743	8.137179	-1.98%	0
2016	8.504666	8.301743	-2.39%	0
2015	8.713799	8.504666	-2.40%	2,805
2014	8.928072	8.713799	-2.40%	22,695
2013	9.147615	8.928072	-2.40%	55,958
2012	9.373181	9.147615	-2.41%	76,837
2011	9.603023	9.373181	-2.39%	92,659
2010	9.839148	9.603023	-2.40%	102,225
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.935354	9.209754	16.06%	0
2018	9.544483	7.935354	-16.86%	0
2017	7.695009	9.544483	24.03%	0
2016	7.834072	7.695009	-1.78%	0
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	4,652
2012	6.633540	7.459759	12.46%	6,221
2011	7.551551	6.633540	-12.16%	6,542
2010	6.846778	7.551551	10.29%	2,426
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.585258	10.155805	18.29%	0
2018	10.244913	8.585258	-16.20%	0
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	381
2012	7.158381	8.258547	15.37%	458
2011	8.415529	7.158381	-14.94%	558
2010	8.028332	8.415529	4.82%	519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	23.118833	27.918975	20.76%	0
2018	25.992298	23.118833	-11.06%	0
2017	22.485486	25.992298	15.60%	0
2016	21.044377	22.485486	6.85%	0
2015	21.779300	21.044377	-3.37%	0
2014	21.255225	21.779300	2.47%	37,949
2013	17.114406	21.255225	24.19%	107,379
2012	15.130036	17.114406	13.12%	109,675
2011	16.135766	15.130036	-6.23%	133,168
2010	14.422386	16.135766	11.88%	139,005

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.846773	16.713508	12.57%	0
2018	15.989357	14.846773	-7.15%	0
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	20,457
2014	14.284904	14.581351	2.08%	102,602
2013	12.903884	14.284904	10.70%	135,860
2012	12.087413	12.903884	6.75%	136,998
2011	12.275380	12.087413	-1.53%	44,788
2010	11.453037	12.275380	7.18%	33,425
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.392840	20.360462	17.06%	0
2018	19.056073	17.392840	-8.73%	0
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	36,132
2013	13.908312	16.220928	16.63%	22,511
2012	12.695864	13.908312	9.55%	30,995
2011	13.130259	12.695864	-3.31%	33,030
2010	12.008267	13.130259	9.34%	28,896
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.437327	13.296039	6.90%	0
2018	12.978937	12.437327	-4.17%	0
2017	12.582179	12.978937	3.15%	0
2016	12.363567	12.582179	1.77%	0
2015	12.634148	12.363567	-2.14%	0
2014	12.460086	12.634148	1.40%	11,682
2013	12.178063	12.460086	2.32%	24,381
2012	11.864224	12.178063	2.65%	49,502
2011	11.809140	11.864224	0.47%	74,404
2010	11.426159	11.809140	3.35%	107,452
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.567878	11.654945	10.29%	0
2018	11.474777	10.567878	-7.90%	0
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.849645	12.203968	12.48%	0
2018	11.834486	10.849645	-8.32%	0
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.945015	20.622321	14.92%	0
2018	19.496243	17.945015	-7.96%	0
2017	17.687744	19.496243	10.22%	0
2016	16.913328	17.687744	4.58%	0
2015	17.387448	16.913328	-2.73%	27,956
2014	16.937451	17.387448	2.66%	75,769
2013	14.879719	16.937451	13.83%	277,822
2012	13.758856	14.879719	8.15%	481,345
2011	14.102159	13.758856	-2.43%	609,784
2010	13.027001	14.102159	8.25%	973,629
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.980007	24.946218	18.90%	0
2018	23.299203	20.980007	-9.95%	0
2017	20.458212	23.299203	13.89%	0
2016	19.321113	20.458212	5.89%	0
2015	19.941802	19.321113	-3.11%	9,209
2014	19.467189	19.941802	2.44%	68,545
2013	16.298507	19.467189	19.44%	248,200
2012	14.680173	16.298507	11.02%	443,717
2011	15.367236	14.680173	-4.47%	578,123
2010	13.953951	15.367236	10.13%	642,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.200104	16.835606	10.76%	0
2018	16.179824	15.200104	-6.06%	0
2017	15.178385	16.179824	6.60%	0
2016	14.711574	15.178385	3.17%	0
2015	15.077952	14.711574	-2.43%	0
2014	14.749667	15.077952	2.23%	10,608
2013	13.676920	14.749667	7.84%	53,995
2012	12.971176	13.676920	5.44%	176,688
2011	13.020842	12.971176	-0.38%	266,593
2010	12.293875	13.020842	5.91%	299,079
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.395429	3.95%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.694015	6.94%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.091276	20.451036	27.09%	450
2018	17.060927	16.091276	-5.68%	474
2017	13.457945	17.060927	26.77%	527
2016	13.518906	13.457945	-0.45%	579
2015	13.431004	13.518906	0.65%	6,628
2014	12.493391	13.431004	7.50%	20,918
2013	9.523151	12.493391	31.19%	52,561
2012	8.401781	9.523151	13.35%	112,142
2011	8.895504	8.401781	-5.55%	135,159
2010	7.900660	8.895504	12.59%	143,140
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.657513	12.374977	16.12%	0
2018	11.474207	10.657513	-7.12%	0
2017	10.000144	11.474207	14.74%	0
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.960470	14.239609	19.06%	0
2018	12.580208	11.960470	-4.93%	0
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.898398	34.713585	34.04%	217
2018	26.954246	25.898398	-3.92%	228
2017	21.732271	26.954246	24.03%	254
2016	21.548784	21.732271	0.85%	279
2015	21.062905	21.548784	2.31%	5,958
2014	19.878764	21.062905	5.96%	10,686
2013	14.944600	19.878764	33.02%	33,899
2012	12.930791	14.944600	15.57%	64,010
2011	13.587105	12.930791	-4.83%	75,336
2010	12.828419	13.587105	5.91%	84,702
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.659367	26.780267	23.64%	0
2018	24.516991	21.659367	-11.66%	0
2017	23.163542	24.516991	5.84%	0
2016	19.741283	23.163542	17.34%	0
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	3,587
2013	14.941048	19.201317	28.51%	10,146
2012	13.376901	14.941048	11.69%	21,164
2011	13.638833	13.376901	-1.92%	26,867
2010	12.349779	13.638833	10.44%	31,779

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.282739	40.816632	22.64%	863
2018	38.487653	33.282739	-13.52%	924
2017	34.057198	38.487653	13.01%	1,002
2016	29.006830	34.057198	17.41%	1,070
2015	30.492929	29.006830	-4.87%	1,137
2014	28.552970	30.492929	6.79%	1,264
2013	21.988063	28.552970	29.86%	6,123
2012	19.178853	21.988063	14.65%	6,904
2011	20.162568	19.178853	-4.88%	6,927
2010	16.368904	20.162568	23.18%	6,859
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.661320	14.366465	13.47%	0
2018	15.695507	12.661320	-19.33%	0
2017	13.122965	15.695507	19.60%	0
2016	12.806828	13.122965	2.47%	0
2015	13.862942	12.806828	-7.62%	0
2014	15.725783	13.862942	-11.85%	3,292
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.076922	15.966474	22.10%	1,299
2018	15.192117	13.076922	-13.92%	1,391
2017	13.609918	15.192117	11.63%	1,507
2016	12.015655	13.609918	13.27%	1,609
2015	12.749316	12.015655	-5.75%	1,710
2014	11.849092	12.749316	7.60%	3,674
2013	8.990984	11.849092	31.79%	9,129
2012	7.834394	8.990984	14.76%	13,042
2011	8.547450	7.834394	-8.34%	12,434
2010	7.767444	8.547450	10.04%	11,655
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.582086	20.043460	20.87%	0
2018	19.566361	16.582086	-15.25%	0
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	276
2014	14.171927	16.186032	14.21%	18,283
2013	10.701997	14.171927	32.42%	64,720
2012	9.425153	10.701997	13.55%	119,142
2011	9.885962	9.425153	-4.66%	149,329
2010	8.466646	9.885962	16.76%	163,459

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.805522	30.132603	32.13%	0
2018	25.461797	22.805522	-10.43%	0
2017	20.927905	25.461797	21.66%	0
2016	19.842167	20.927905	5.47%	0
2015	20.223057	19.842167	-1.88%	85
2014	20.207486	20.223057	0.08%	540
2013	14.382735	20.207486	40.50%	984
2012	13.031087	14.382735	10.37%	1,576
2011	13.466881	13.031087	-3.24%	2,347
2010	11.028944	13.466881	22.10%	2,487
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	29.283036	33.922235	15.84%	0
2018	36.207540	29.283036	-19.12%	0
2017	34.109607	36.207540	6.15%	0
2016	27.819981	34.109607	22.61%	0
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	475
2013	21.359001	29.190460	36.67%	456
2012	18.191579	21.359001	17.41%	596
2011	19.713111	18.191579	-7.72%	611
2010	15.969545	19.713111	23.44%	573
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.857030	35.305283	22.35%	0
2018	33.924849	28.857030	-14.94%	0
2017	30.703900	33.924849	10.49%	0
2016	25.669737	30.703900	19.61%	0
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	300
2013	19.912923	27.316590	37.18%	301
2012	17.707433	19.912923	12.46%	365
2011	19.259724	17.707433	-8.06%	462
2010	15.788870	19.259724	21.98%	1,117
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.580429	19.167316	23.02%	0
2018	16.962349	15.580429	-8.15%	0
2017	14.682015	16.962349	15.53%	0
2016	13.661042	14.682015	7.47%	0
2015	14.055792	13.661042	-2.81%	343
2014	13.031802	14.055792	7.86%	27,820
2013	9.636828	13.031802	35.23%	95,911
2012	8.865197	9.636828	8.70%	181,008
2011	9.389401	8.865197	-5.58%	225,723
2010	7.785654	9.389401	20.60%	256,892

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.288584	15.645232	27.32%	345
2018	13.125047	12.288584	-6.37%	363
2017	12.668544	13.125047	3.60%	404
2016	12.109934	12.668544	4.61%	444
2015	13.152227	12.109934	-7.92%	1,655
2014	10.478041	13.152227	25.52%	3,132
2013	10.453450	10.478041	0.24%	4,500
2012	9.267104	10.453450	12.80%	4,826
2011	8.945347	9.267104	3.60%	4,886
2010	7.059729	8.945347	26.71%	8,778
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.078496	19.255262	27.70%	2,589
2018	16.243039	15.078496	-7.17%	2,589
2017	13.727576	16.243039	18.32%	2,589
2016	12.625344	13.727576	8.73%	2,767
2015	12.814986	12.625344	-1.48%	3,018
2014	11.611606	12.814986	10.36%	3,208
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.289784	9.437420	1.59%	0
2018	9.442041	9.289784	-1.61%	0
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	240
2014	9.978382	9.787010	-1.92%	2,486
2013	10.212988	9.978382	-2.30%	10,217
2012	10.108599	10.212988	1.03%	13,438
2011	10.223781	10.108599	-1.13%	16,896
2010	10.227686	10.223781	-0.04%	19,020
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.444351	16.396931	21.96%	0
2018	15.539721	13.444351	-13.48%	0
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.297022	20.429823	33.55%	1,617
2018	16.864062	15.297022	-9.29%	1,637
2017	13.548516	16.864062	24.47%	1,682
2016	13.088175	13.548516	3.52%	1,812
2015	13.456586	13.088175	-2.74%	6,842
2014	13.293073	13.456586	1.23%	24,484
2013	9.826246	13.293073	35.28%	63,309
2012	8.782318	9.826246	11.89%	119,840
2011	9.417019	8.782318	-6.74%	151,581
2010	7.629059	9.417019	23.44%	173,661
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	29.731142	38.442921	29.30%	890
2018	32.604994	29.731142	-8.81%	890
2017	26.817148	32.604994	21.58%	890
2016	26.377036	26.817148	1.67%	951
2015	26.759528	26.377036	-1.43%	1,037
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.774199	8.879333	1.20%	0
2018	8.900294	8.774199	-1.42%	0
2017	9.037999	8.900294	-1.52%	0
2016	9.148095	9.037999	-1.20%	0
2015	9.355869	9.148095	-2.22%	6,795
2014	9.527813	9.355869	-1.80%	23,798
2013	9.702266	9.527813	-1.80%	42,844
2012	9.503798	9.702266	2.09%	74,226
2011	9.708807	9.503798	-2.11%	94,827
2010	9.448186	9.708807	2.76%	140,159
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.430627	30.016513	22.86%	0
2018	26.555492	24.430627	-8.00%	0
2017	22.972693	26.555492	15.60%	0
2016	21.423225	22.972693	7.23%	0
2015	22.052281	21.423225	-2.85%	0
2014	20.469401	22.052281	7.73%	1,750
2013	15.241229	20.469401	34.30%	3,115
2012	14.071878	15.241229	8.31%	12,297
2011	14.875456	14.071878	-5.40%	16,505
2010	12.405589	14.875456	19.91%	17,889
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.075603	10.988655	9.06%	0
2018	10.919571	10.075603	-7.73%	0
2017	9.867179	10.919571	10.67%	0
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.424467	10.546066	11.90%	0
2018	10.147145	9.424467	-7.12%	0
2017	9.469804	10.147145	7.15%	0
2016	8.569702	9.469804	10.50%	0
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.287980	10.735668	4.35%	0
2018	10.990047	10.287980	-6.39%	0
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.162799	10.308085	1.43%	2,931
2018	10.389455	10.162799	-2.18%	2,931
2017	10.512586	10.389455	-1.17%	2,931
2016	10.631632	10.512586	-1.12%	3,133
2015	10.870369	10.631632	-2.20%	3,814
2014	11.054956	10.870369	-1.67%	21,735
2013	11.353169	11.054956	-2.63%	58,752
2012	11.000548	11.353169	3.21%	78,676
2011	11.157851	11.000548	-1.41%	82,448
2010	10.868605	11.157851	2.66%	99,718
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.922504	9.945475	0.23%	0
2018	10.024788	9.922504	-1.02%	0
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.032432	10.599202	5.65%	0
2018	10.346196	10.032432	-3.03%	0
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	216
2013	10.611719	10.144395	-4.40%	3,863
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	7,079

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.984791	12.708210	27.28%	0
2018	11.180890	9.984791	-10.70%	0
2017*	10.000000	11.180890	11.81%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.133878	17.528651	33.46%	0
2018	13.145851	13.133878	-0.09%	0
2017	10.288502	13.145851	27.77%	0
2016*	10.000000	10.288502	2.89%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.668571	17.917621	22.15%	0
2018	18.583580	14.668571	-21.07%	0
2017	15.041089	18.583580	23.55%	0
2016	15.797536	15.041089	-4.79%	0
2015	16.163411	15.797536	-2.26%	0
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	1,053
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.736288	39.842683	25.54%	626
2018	32.244929	31.736288	-1.58%	630
2017	25.949400	32.244929	24.26%	640
2016	29.776656	25.949400	-12.85%	687
2015	27.126126	29.776656	9.77%	1,592
2014	21.179612	27.126126	28.08%	1,203
2013	14.417362	21.179612	46.90%	1,067
2012	11.276824	14.417362	27.85%	516
2011	10.466501	11.276824	7.74%	516
2010*	10.000000	10.466501	4.67%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.913293	5.349067	8.87%	2,632
2018	7.034236	4.913293	-30.15%	2,632
2017	7.351636	7.034236	-4.32%	2,632
2016	5.251877	7.351636	39.98%	2,814
2015	8.107568	5.251877	-35.22%	3,069
2014	10.299944	8.107568	-21.29%	6,525
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.035842	5.498358	9.18%	0
2018	7.195088	5.035842	-30.01%	0
2017	7.498832	7.195088	-4.05%	0
2016	5.345954	7.498832	40.27%	0
2015	8.230573	5.345954	-35.05%	0
2014	10.424788	8.230573	-21.05%	2,503
2013	9.663222	10.424788	7.88%	30,021
2012*	10.000000	9.663222	-3.37%	31,964
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.713939	7.14%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.805300	31.439414	21.83%	0
2018	26.101977	25.805300	-1.14%	0
2017	21.247553	26.101977	22.85%	0
2016	20.203456	21.247553	5.17%	0
2015	21.314779	20.203456	-5.21%	0
2014	22.256994	21.314779	-4.23%	602
2013	15.179233	22.256994	46.63%	876
2012	14.418534	15.179233	5.28%	1,544
2011	15.484207	14.418534	-6.88%	1,536
2010	12.514207	15.484207	23.73%	1,461

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.943605	12.302536	12.42%	0
2018	12.109826	10.943605	-9.63%	0
2017	10.857849	12.109826	11.53%	0
2016	10.767338	10.857849	0.84%	0
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	24.710932	29.797269	20.58%	0
2018	26.907936	24.710932	-8.16%	0
2017	23.256500	26.907936	15.70%	0
2016	21.462893	23.256500	8.36%	0
2015	21.692458	21.462893	-1.06%	0
2014	20.346950	21.692458	6.61%	0
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	448
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.598966	8.657386	13.93%	0
2018*	10.000000	7.598966	-24.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	31.510686	36.856458	16.96%	0
2018	38.140811	31.510686	-17.38%	0
2017	34.644045	38.140811	10.09%	0
2016	28.456479	34.644045	21.74%	2,614
2015	30.932640	28.456479	-8.01%	2,820
2014	29.105747	30.932640	6.28%	4,317
2013	21.677809	29.105747	34.27%	7,320
2012	18.758889	21.677809	15.56%	7,176
2011	21.043653	18.758889	-10.86%	8,970
2010	17.040614	21.043653	23.49%	20,451
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.262408	11.964572	6.23%	0
2018	11.881780	11.262408	-5.21%	0
2017	11.748010	11.881780	1.14%	2,425
2016	11.536116	11.748010	1.84%	18,663
2015	12.125175	11.536116	-4.86%	26,472
2014	12.032657	12.125175	0.77%	33,552
2013	13.477754	12.032657	-10.72%	82,398
2012	12.866747	13.477754	4.75%	53,543
2011	11.802690	12.866747	9.02%	52,754
2010	11.509854	11.802690	2.54%	38,649

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	23.457230	28.316811	20.72%	0
2018	25.913984	23.457230	-9.48%	0
2017	22.080894	25.913984	17.36%	0
2016	19.994602	22.080894	10.43%	0
2015	21.793320	19.994602	-8.25%	0
2014	19.888100	21.793320	9.58%	0
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	82
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.466867	28.270835	25.83%	0
2018	26.465004	22.466867	-15.11%	0
2017	24.336829	26.465004	8.74%	1,294
2016	20.328128	24.336829	19.72%	4,350
2015	21.173172	20.328128	-3.99%	4,171
2014	18.672675	21.173172	13.39%	4,732
2013	14.735474	18.672675	26.72%	5,467
2012	12.997296	14.735474	13.37%	10,746
2011	13.436344	12.997296	-3.27%	34,170
2010	11.576682	13.436344	16.06%	12,570
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.962765	11.163115	12.05%	0
2018	10.518186	9.962765	-5.28%	0
2017	10.068888	10.518186	4.46%	0
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.471402	10.084493	6.47%	0
2018	9.781165	9.471402	-3.17%	0
2017	9.714671	9.781165	0.68%	0
2016	9.718993	9.714671	-0.04%	0
2015*	10.000000	9.718993	-2.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.260660	14.001382	24.34%	0
2018	12.469951	11.260660	-9.70%	0
2017	10.972715	12.469951	13.65%	0
2016	9.691160	10.972715	13.22%	0
2015*	10.000000	9.691160	-3.09%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.036121	16.123403	14.87%	0
2018	15.570791	14.036121	-9.86%	0
2017	14.036520	15.570791	10.93%	2,739
2016	13.860649	14.036520	1.27%	2,739
2015	14.352496	13.860649	-3.43%	7,395
2014	14.434097	14.352496	-0.57%	7,406
2013	12.932238	14.434097	11.61%	7,343
2012	12.056173	12.932238	7.27%	7,395
2011	12.825203	12.056173	-6.00%	8,043
2010	11.977951	12.825203	7.07%	22,335
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.657576	12.460687	16.92%	0
2018	12.959735	10.657576	-17.76%	0
2017	11.547433	12.959735	12.23%	0
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	34.742113	41.419166	19.22%	0
2018	39.132298	34.742113	-11.22%	0
2017	35.685973	39.132298	9.66%	239
2016	29.094331	35.685973	22.66%	858
2015	30.536495	29.094331	-4.72%	2,685
2014	29.778348	30.536495	2.55%	3,801
2013	21.693312	29.778348	37.27%	3,759
2012	19.214633	21.693312	12.90%	3,805
2011	19.586030	19.214633	-1.90%	3,727
2010	15.956377	19.586030	22.75%	4,530
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.973667	33.035061	27.19%	0
2018	27.988576	25.973667	-7.20%	0
2017	23.668590	27.988576	18.25%	2,889
2016	21.770515	23.668590	8.72%	3,636
2015	22.125167	21.770515	-1.60%	3,722
2014	20.053009	22.125167	10.33%	4,578
2013	15.607855	20.053009	28.48%	4,801
2012	13.856527	15.607855	12.64%	5,125
2011	13.977313	13.856527	-0.86%	5,378
2010	12.509578	13.977313	11.73%	3,196

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	22.342410	29.547246	32.25%	0
2018	24.658315	22.342410	-9.39%	0
2017	19.900550	24.658315	23.91%	0
2016	18.952177	19.900550	5.00%	64
2015	19.970149	18.952177	-5.10%	809
2014	18.985726	19.970149	5.19%	21,481
2013	16.107778	18.985726	17.87%	3,199
2012	14.993277	16.107778	7.43%	2,404
2011	14.133774	14.993277	6.08%	3,723
2010	12.593764	14.133774	12.23%	10,868
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	18.403913	21.811362	18.51%	0
2018	23.378241	18.403913	-21.28%	0
2017	19.267782	23.378241	21.33%	0
2016	16.911054	19.267782	13.94%	0
2015	17.784407	16.911054	-4.91%	0
2014	17.993364	17.784407	-1.16%	0
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.483772	10.780044	13.67%	0
2018	10.128313	9.483772	-6.36%	0
2017*	10.000000	10.128313	1.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.890039	16.059835	24.59%	0
2018	15.911911	12.890039	-18.99%	0
2017	14.594348	15.911911	9.03%	0
2016	11.412192	14.594348	27.88%	994
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.897339	10.338300	4.46%	0
2018	10.156023	9.897339	-2.55%	0
2017	10.063936	10.156023	0.92%	385
2016	9.468923	10.063936	6.28%	0
2015	9.804009	9.468923	-3.42%	0
2014	9.993056	9.804009	-1.89%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.014883	10.545404	16.98%	0
2018*	10.000000	9.014883	-9.85%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.860287	12.630609	6.49%	0
2018	12.255846	11.860287	-3.23%	0
2017	12.108783	12.255846	1.21%	0
2016	11.988649	12.108783	1.00%	0
2015	12.343996	11.988649	-2.88%	0
2014	12.224583	12.343996	0.98%	1,270
2013	12.438267	12.224583	-1.72%	2,128
2012	11.650843	12.438267	6.76%	7,513
2011	11.709583	11.650843	-0.50%	1,830
2010	11.085499	11.709583	5.63%	5,035
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.180581	10.309891	26.03%	0
2018*	10.000000	8.180581	-18.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.134559	15.959942	12.91%	0
2018	15.136663	14.134559	-6.62%	0
2017	13.755406	15.136663	10.04%	113
2016	13.399102	13.755406	2.66%	2,171
2015	13.808896	13.399102	-2.97%	1,234
2014	13.583691	13.808896	1.66%	1,539
2013	12.301440	13.583691	10.42%	3,348
2012	11.301985	12.301440	8.84%	3,433
2011	11.634940	11.301985	-2.86%	3,521
2010	10.597437	11.634940	9.79%	26,407
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.909959	17.436069	16.94%	0
2018	16.275856	14.909959	-8.39%	0
2017	14.349977	16.275856	13.42%	9,074
2016	13.902638	14.349977	3.22%	15,023
2015	14.317559	13.902638	-2.90%	25,016
2014	14.032323	14.317559	2.03%	29,306
2013	12.439711	14.032323	12.80%	28,892
2012	11.278658	12.439711	10.29%	31,103
2011	11.706672	11.278658	-3.66%	32,517
2010	10.496453	11.706672	11.53%	33,368
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.886491	19.234107	21.07%	0
2018	17.714694	15.886491	-10.32%	0
2017	15.044791	17.714694	17.75%	0
2016	14.497527	15.044791	3.77%	0
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	7,149
2012	10.988881	12.346393	12.35%	18,291
2011	11.592302	10.988881	-5.21%	4,283
2010	10.253829	11.592302	13.05%	12,495

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.932767	13.236849	21.08%	0
2018	11.729866	10.932767	-6.80%	0
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.518323	37.800965	28.06%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.909603	11.687907	7.13%	0
2018	14.867782	10.909603	-26.62%	0
2017	15.675181	14.867782	-5.15%	0
2016	12.035279	15.675181	30.24%	495
2015	15.568540	12.035279	-22.69%	91
2014	18.295656	15.568540	-14.91%	2,033
2013	15.107258	18.295656	21.11%	3,337
2012	14.787521	15.107258	2.16%	5,173
2011	15.989669	14.787521	-7.52%	17,215
2010	13.755725	15.989669	16.24%	4,338
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.640973	26.833402	23.99%	0
2018	24.258822	21.640973	-10.79%	0
2017	22.073835	24.258822	9.90%	1,176
2016	19.222454	22.073835	14.83%	6,545
2015	20.577469	19.222454	-6.58%	7,014
2014	19.445395	20.577469	5.82%	11,322
2013	15.594079	19.445395	24.70%	16,614
2012	13.657334	15.594079	14.18%	40,820
2011	13.908591	13.657334	-1.81%	64,071
2010	12.406856	13.908591	12.10%	30,853
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.260222	14.244631	26.50%	0
2018	12.713388	11.260222	-11.43%	0
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.924960	37.803381	30.69%	0
2018	29.784445	28.924960	-2.89%	0
2017	22.645499	29.784445	31.52%	141
2016	23.085729	22.645499	-1.91%	6,364
2015	22.137101	23.085729	4.29%	12,916
2014	20.441809	22.137101	8.29%	15,597
2013	15.407973	20.441809	32.67%	21,558
2012	13.807175	15.407973	11.59%	14,879
2011	14.157816	13.807175	-2.48%	42,055
2010	11.717100	14.157816	20.83%	6,605

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.139403	12.955685	6.72%	0
2018	12.544728	12.139403	-3.23%	0
2017	12.365286	12.544728	1.45%	407
2016	12.131737	12.365286	1.93%	13,297
2015	12.543040	12.131737	-3.28%	35,774
2014	12.174124	12.543040	3.03%	42,106
2013	12.743413	12.174124	-4.47%	33,921
2012	12.371017	12.743413	3.01%	30,331
2011	11.847341	12.371017	4.42%	41,217
2010	11.292485	11.847341	4.91%	69,223
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	33.749038	40.551099	20.15%	0
2018	40.599539	33.749038	-16.87%	0
2017	34.525472	40.599539	17.59%	1,644
2016	31.620008	34.525472	9.19%	2,953
2015	32.950955	31.620008	-4.04%	3,956
2014	31.857089	32.950955	3.43%	6,444
2013	24.035316	31.857089	32.54%	11,838
2012	21.508216	24.035316	11.75%	9,874
2011	24.731617	21.508216	-13.03%	14,916
2010	19.718277	24.731617	25.42%	31,849
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.214476	23.898514	24.38%	0
2018	23.192126	19.214476	-17.15%	0
2017	18.288363	23.192126	26.81%	541
2016	19.788998	18.288363	-7.58%	509
2015	19.638718	19.788998	0.77%	1,252
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.750475	12.893831	19.94%	0
2018	11.782701	10.750475	-8.76%	0
2017	11.638774	11.782701	1.24%	1,004
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	26.129898	34.181657	30.81%	0
2018	32.472377	26.129898	-19.53%	0
2017	27.950799	32.472377	16.18%	0
2016	26.219776	27.950799	6.60%	0
2015	27.764218	26.219776	-5.56%	0
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	0
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
2010	15.522392	19.130689	23.25%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.388903	13.316264	16.92%	0
2018	12.923609	11.388903	-11.88%	0
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.968766	15.814844	13.22%	0
2018	14.965744	13.968766	-6.66%	0
2017	13.987465	14.965744	6.99%	0
2016	12.574349	13.987465	11.24%	0
2015	13.868585	12.574349	-9.33%	4,121
2014	13.589628	13.868585	2.05%	3,926
2013	12.226344	13.589628	11.15%	5,203
2012	11.126373	12.226344	9.89%	5,508
2011	11.139588	11.126373	-0.12%	5,489
2010	10.134822	11.139588	9.91%	8,514
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	26.041048	32.828935	26.07%	0
2018	28.126356	26.041048	-7.41%	0
2017	23.914064	28.126356	17.61%	0
2016	21.124110	23.914064	13.21%	0
2015	22.474566	21.124110	-6.01%	0
2014	21.190555	22.474566	6.06%	0
2013	16.749669	21.190555	26.51%	0
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	611
2010	12.601987	14.831381	17.69%	621
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	30.454667	37.536259	23.25%	0
2018	35.839160	30.454667	-15.02%	0
2017	33.200204	35.839160	7.95%	1,970
2016	26.140260	33.200204	27.01%	2,547
2015	28.934338	26.140260	-9.66%	5,575
2014	29.492831	28.934338	-1.89%	8,520
2013	22.191355	29.492831	32.90%	10,079
2012	19.216436	22.191355	15.48%	12,387
2011	20.467817	19.216436	-6.11%	22,731
2010	16.363254	20.467817	25.08%	21,684

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.374356	11.586072	23.59%	0
2018	11.414192	9.374356	-17.87%	0
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	2,221
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.419307	19.121560	9.77%	0
2018	21.121025	17.419307	-17.53%	0
2017	18.552804	21.121025	13.84%	0
2016	17.744286	18.552804	4.56%	0
2015	19.453201	17.744286	-8.78%	715
2014	22.440018	19.453201	-13.31%	7,804
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.910010	8.866673	-0.49%	0
2018	8.961399	8.910010	-0.57%	0
2017	9.012289	8.961399	-0.56%	261
2016	8.974280	9.012289	0.42%	0
2015	9.613586	8.974280	-6.65%	451
2014	9.677654	9.613586	-0.66%	2,026
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.971683	11.980450	9.19%	0
2018	11.758670	10.971683	-6.69%	0
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.332356	9.906857	6.16%	0
2018*	10.000000	9.332356	-6.68%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.066231	9.287483	2.44%	0
2018	9.792129	9.066231	-7.41%	0
2017	9.681605	9.792129	1.14%	0
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.268412	21.650787	33.08%	0
2018	17.354600	16.268412	-6.26%	0
2017	14.004091	17.354600	23.93%	0
2016	14.071027	14.004091	-0.48%	0
2015	13.770342	14.071027	2.18%	0
2014	13.050172	13.770342	5.52%	457
2013	9.569510	13.050172	36.37%	494
2012*	10.000000	9.569510	-4.30%	513
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.509489	15.258353	21.97%	0
2018	14.508508	12.509489	-13.78%	0
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	1,174
2013	9.881198	12.382949	25.32%	5,095
2012*	10.000000	9.881198	-1.19%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	29.446219	37.760099	28.23%	0
2018	34.859254	29.446219	-15.53%	0
2017	26.211687	34.859254	32.99%	0
2016	26.910489	26.211687	-2.60%	0
2015	26.609221	26.910489	1.13%	0
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.349478	10.087786	7.90%	0
2018	10.041435	9.349478	-6.89%	0
2017	9.706966	10.041435	3.45%	0
2016	9.363446	9.706966	3.67%	0
2015	9.843950	9.363446	-4.88%	1,245
2014	9.845876	9.843950	-0.02%	1,245
2013	10.130354	9.845876	-2.81%	2,443
2012*	10.000000	10.130354	1.30%	1,708
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.281827	10.337189	24.82%	0
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	3,140
2014*	10.000000	8.963479	-10.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.340600	29.995160	28.51%	0
2018	26.038762	23.340600	-10.36%	0
2017	22.883793	26.038762	13.79%	2,338
2016	21.075648	22.883793	8.58%	2,675
2015	20.953972	21.075648	0.58%	11,511
2014	19.456613	20.953972	7.70%	18,601
2013	15.174360	19.456613	28.22%	25,535
2012	13.340525	15.174360	13.75%	21,783
2011	13.718026	13.340525	-2.75%	36,193
2010	12.140898	13.718026	12.99%	45,862
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	32.386952	39.850087	23.04%	0
2018	37.117019	32.386952	-12.74%	0
2017	33.400303	37.117019	11.13%	445
2016	29.094949	33.400303	14.80%	1,903
2015	31.761287	29.094949	-8.39%	1,964
2014	29.160427	31.761287	8.92%	7,301
2013	21.256961	29.160427	37.18%	4,118
2012	18.519597	21.256961	14.78%	4,488
2011	19.447255	18.519597	-4.77%	18,885
2010	16.200094	19.447255	20.04%	5,391
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.395297	15.912941	18.79%	0
2018	14.523658	13.395297	-7.77%	0
2017	12.587225	14.523658	15.38%	1,518
2016	13.242609	12.587225	-4.95%	1,518
2015	14.811582	13.242609	-10.59%	1,986
2014	16.027608	14.811582	-7.59%	2,960
2013	13.130111	16.027608	22.07%	2,436
2012	11.294716	13.130111	16.25%	4,706
2011	12.476976	11.294716	-9.48%	5,297
2010	11.769096	12.476976	6.01%	14,969
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.811502	12.811817	8.47%	0
2018	12.371453	11.811502	-4.53%	0
2017	11.887357	12.371453	4.07%	0
2016	10.487422	11.887357	13.35%	284
2015	11.498878	10.487422	-8.80%	1,156
2014	11.567330	11.498878	-0.59%	1,156
2013	10.731073	11.567330	7.79%	3,062
2012*	10.000000	10.731073	7.31%	218

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.299291	20.587035	34.56%	0
2018	15.694950	15.299291	-2.52%	0
2017	12.677966	15.694950	23.80%	0
2016	12.246546	12.677966	3.52%	0
2015	13.324353	12.246546	-8.09%	2,542
2014	12.662547	13.324353	5.23%	985
2013	9.989704	12.662547	26.76%	4,190
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	23.617475	28.170485	19.28%	0
2018	24.109999	23.617475	-2.04%	0
2017	20.919801	24.109999	15.25%	0
2016	20.555015	20.919801	1.77%	0
2015	20.985139	20.555015	-2.05%	0
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	9,522
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.400067	10.020532	6.60%	0
2018	9.763060	9.400067	-3.72%	0
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	36.057631	48.136874	33.50%	0
2018	36.343832	36.057631	-0.79%	0
2017	28.657432	36.343832	26.82%	172
2016	28.815460	28.657432	-0.55%	1,129
2015	26.388977	28.815460	9.20%	2,733
2014	24.939869	26.388977	5.81%	4,166
2013	19.532986	24.939869	27.68%	10,315
2012	16.167280	19.532986	20.82%	27,146
2011	17.808797	16.167280	-9.22%	9,683
2010	17.144910	17.808797	3.87%	27,346
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.963560	31.028546	41.27%	0
2018	22.315555	21.963560	-1.58%	0
2017	15.784488	22.315555	41.38%	2,494
2016	14.211236	15.784488	11.07%	2,388
2015	13.921416	14.211236	2.08%	3,381
2014	13.051049	13.921416	6.67%	2,960
2013	9.881473	13.051049	32.08%	2,388
2012*	10.000000	9.881473	-1.19%	2,388

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.476171	27.781198	23.60%	0
2018	27.154478	22.476171	-17.23%	0
2017	21.279157	27.154478	27.61%	0
2016	23.380491	21.279157	-8.99%	0
2015	26.282130	23.380491	-11.04%	1,272
2014	30.651982	26.282130	-14.26%	995
2013	27.494918	30.651982	11.48%	1,526
2012	24.904638	27.494918	10.40%	2,321
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.269419	9.530301	15.25%	0
2018	10.410265	8.269419	-20.56%	0
2017	8.347886	10.410265	24.71%	0
2016	7.084675	8.347886	17.83%	0
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.681123	10.238191	5.75%	0
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.101425	20.812010	37.81%	0
2018	15.753524	15.101425	-4.14%	0
2017	12.782104	15.753524	23.25%	0
2016	12.042618	12.782104	6.14%	0
2015	12.615834	12.042618	-4.54%	0
2014	13.980589	12.615834	-9.76%	0
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.591347	33.593777	26.33%	0
2018	30.413066	26.591347	-12.57%	0
2017	26.565727	30.413066	14.48%	241
2016	23.933876	26.565727	11.00%	3,782
2015	24.766325	23.933876	-3.36%	11,209
2014	23.037893	24.766325	7.50%	14,889
2013	17.416548	23.037893	32.28%	26,751
2012	15.407826	17.416548	13.04%	26,942
2011	15.868026	15.407826	-2.90%	39,853
2010	14.625800	15.868026	8.49%	61,730
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.773241	7.73%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.250365	19.918923	22.58%	0
2018	18.455677	16.250365	-11.95%	0
2017	14.917023	18.455677	23.72%	2,179
2016	14.724939	14.917023	1.30%	2,179
2015	14.197421	14.724939	3.72%	6,117
2014	14.390984	14.197421	-1.35%	20,445
2013	11.558137	14.390984	24.51%	21,531
2012	10.220762	11.558137	13.08%	11,254
2011	10.666554	10.220762	-4.18%	27,786
2010*	10.000000	10.666554	6.67%	6,377
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.218548	16.637463	36.17%	0
2018	12.455498	12.218548	-1.90%	0
2017	9.966561	12.455498	24.97%	0
2016	9.652297	9.966561	3.26%	0
2015*	10.000000	9.652297	-3.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.584231	12.499497	7.90%	0
2018	11.985950	11.584231	-3.35%	0
2017	11.602207	11.985950	3.31%	0
2016	11.234433	11.602207	3.27%	0
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.983827	22.256548	11.37%	0
2018	22.041376	19.983827	-9.33%	0
2017	20.617087	22.041376	6.91%	0
2016	19.111279	20.617087	7.88%	0
2015	19.824361	19.111279	-3.60%	0
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.029508	11.262964	24.74%	0
2018	10.050538	9.029508	-10.16%	0
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.303589	19.721354	20.96%	0
2018	18.008813	16.303589	-9.47%	0
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	13,682
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	17,442
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.545869	17.138504	17.82%	0
2018	15.694762	14.545869	-7.32%	0
2017	13.893499	15.694762	12.96%	159,628
2016	13.065573	13.893499	6.34%	264,871
2015	13.263205	13.065573	-1.49%	299,386
2014	12.950052	13.263205	2.42%	398,216
2013	10.767889	12.950052	20.27%	452,019
2012	9.539637	10.767889	12.88%	471,930
2011	9.688680	9.539637	-1.54%	441,016
2010	8.866355	9.688680	9.27%	472,194
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.078923	10.715242	6.31%	0
2018	10.445592	10.078923	-3.51%	0
2017	10.374025	10.445592	0.69%	48,882
2016	10.359274	10.374025	0.14%	91,553
2015	10.644051	10.359274	-2.68%	101,650
2014	10.393909	10.644051	2.41%	139,092
2013	10.936450	10.393909	-4.96%	171,215
2012	10.681302	10.936450	2.39%	176,930
2011	10.356028	10.681302	3.14%	202,546
2010	10.016084	10.356028	3.39%	285,789
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.085508	21.148836	31.48%	0
2018	18.207557	16.085508	-11.65%	0
2017	14.250372	18.207557	27.77%	2,122
2016	14.579956	14.250372	-2.26%	9,128
2015	14.028293	14.579956	3.93%	10,300
2014	14.121426	14.028293	-0.66%	12,049
2013	11.252912	14.121426	25.49%	10,989
2012	9.449129	11.252912	19.09%	13,039
2011	10.680333	9.449129	-11.53%	23,794
2010	9.836750	10.680333	8.58%	32,023

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.901490	22.751825	27.09%	0
2018	18.474978	17.901490	-3.10%	0
2017	14.818361	18.474978	24.68%	1,297
2016	13.927124	14.818361	6.40%	2,053
2015	13.414728	13.927124	3.82%	10,234
2014	12.725135	13.414728	5.42%	15,725
2013	10.064440	12.725135	26.44%	24,048
2012	8.788420	10.064440	14.52%	27,844
2011	9.451825	8.788420	-7.02%	32,072
2010	8.197583	9.451825	15.30%	48,665
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.945153	18.321049	22.59%	0
2018	15.664982	14.945153	-4.60%	0
2017	13.169468	15.664982	18.95%	33,496
2016	12.151930	13.169468	8.37%	83,303
2015	12.323246	12.151930	-1.39%	97,579
2014	11.460607	12.323246	7.53%	147,811
2013	8.835394	11.460607	29.71%	205,306
2012	7.737544	8.835394	14.19%	231,242
2011	8.112854	7.737544	-4.63%	256,036
2010	7.493979	8.112854	8.26%	300,894
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.520408	14.398481	6.49%	0
2018	14.194766	13.520408	-4.75%	0
2017	13.683865	14.194766	3.73%	8,157
2016	12.910228	13.683865	5.99%	13,410
2015	13.628416	12.910228	-5.27%	8,572
2014	13.448409	13.628416	1.34%	54,978
2013	13.942977	13.448409	-3.55%	50,646
2012	12.734088	13.942977	9.49%	81,093
2011	12.366951	12.734088	2.97%	88,452
2010	11.463730	12.366951	7.88%	52,249
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.104297	29.863986	23.89%	0
2018	26.705505	24.104297	-9.74%	0
2017	23.259848	26.705505	14.81%	0
2016	20.278669	23.259848	14.70%	0
2015	22.236970	20.278669	-8.81%	5,774
2014	20.927423	22.236970	6.26%	6,542
2013	15.855651	20.927423	31.99%	15,963
2012	13.755304	15.855651	15.27%	17,017
2011	14.468988	13.755304	-4.93%	21,146
2010	12.847687	14.468988	12.62%	24,059

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.562172	10.721996	12.13%	0
2018	10.711073	9.562172	-10.73%	0
2017	9.270356	10.711073	15.54%	0
2016	9.228025	9.270356	0.46%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.015929	10.414031	3.97%	0
2018*	10.000000	10.015929	0.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.754320	20.991720	11.93%	0
2018	19.822472	18.754320	-5.39%	0
2017	19.032836	19.822472	4.15%	0
2016	17.090104	19.032836	11.37%	0
2015	17.988437	17.090104	-4.99%	290
2014	17.981635	17.988437	0.04%	1,436
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.654971	18.311207	24.95%	0
2018	15.817286	14.654971	-7.35%	0
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	1,025
2014	11.709573	12.171916	3.95%	1,023
2013	8.362865	11.709573	40.02%	1,026
2012	7.337996	8.362865	13.97%	3,207
2011	8.514414	7.337996	-13.82%	8,245
2010	7.564284	8.514414	12.56%	54,923
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.202116	11.924477	29.58%	0
2018	11.322049	9.202116	-18.72%	0
2017	9.244724	11.322049	22.47%	367
2016	9.716444	9.244724	-4.85%	1,690
2015	10.026157	9.716444	-3.09%	21,214
2014	10.418884	10.026157	-3.77%	26,512
2013	8.821203	10.418884	18.11%	30,940
2013	8.821203	10.418884	18.11%	30,940
2012	7.828271	8.821203	12.68%	35,895
2011	8.879061	7.828271	-11.83%	49,071
2010	7.997740	8.879061	11.02%	57,868

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.979500	30.180986	25.86%	0
2018	24.653653	23.979500	-2.73%	0
2017	21.016130	24.653653	17.31%	0
2016	19.379999	21.016130	8.44%	0
2015	19.736135	19.379999	-1.80%	8,219
2014	18.093764	19.736135	9.08%	12,961
2013	14.181484	18.093764	27.59%	22,009
2012	12.770164	14.181484	11.05%	17,706
2011	13.040921	12.770164	-2.08%	28,507
2010	11.806930	13.040921	10.45%	37,022
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.243177	14.804903	20.92%	0
2018	14.063761	12.243177	-12.95%	0
2017	12.033399	14.063761	16.87%	457
2016	11.382749	12.033399	5.72%	457
2015	11.876986	11.382749	-4.16%	619
2014	11.651350	11.876986	1.94%	687
2013	9.224797	11.651350	26.30%	932
2012	8.141835	9.224797	13.30%	932
2011	8.914580	8.141835	-8.67%	932
2010	7.949395	8.914580	12.14%	932
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.723224	13.286304	13.33%	0
2018	12.818422	11.723224	-8.54%	0
2017	11.726216	12.818422	9.31%	26,868
2016	11.327949	11.726216	3.52%	34,469
2015	11.736821	11.327949	-3.48%	39,323
2014	11.535855	11.736821	1.74%	109,974
2013	10.313805	11.535855	11.85%	128,530
2012	9.520408	10.313805	8.33%	456,747
2011	9.892056	9.520408	-3.76%	554,835
2010	9.184621	9.892056	7.70%	547,430
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.198737	14.308494	17.29%	0
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	102,494
2016	11.512865	12.053919	4.70%	245,539
2015	11.960975	11.512865	-3.75%	383,117
2014	11.711257	11.960975	2.13%	419,009
2013	9.901625	11.711257	18.28%	374,232
2012	8.932272	9.901625	10.85%	375,810
2011	9.483120	8.932272	-5.81%	432,580
2010	8.649552	9.483120	9.64%	428,139

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.778474	11.636379	7.96%	0
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	1,600
2016	10.714739	10.935137	2.06%	95,578
2015	11.065063	10.714739	-3.17%	119,449
2014	10.976728	11.065063	0.80%	129,451
2013	10.723441	10.976728	2.36%	103,845
2012	10.226565	10.723441	4.86%	105,975
2011	10.336939	10.226565	-1.07%	102,849
2010	9.921753	10.336939	4.18%	95,884
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.460800	11.618147	11.06%	0
2018	11.533870	10.460800	-9.30%	0
2017	10.301552	11.533870	11.96%	0
2016	10.003673	10.301552	2.98%	0
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.735273	12.086614	12.59%	0
2018	11.844230	10.735273	-9.36%	0
2017	10.307041	11.844230	14.91%	0
2016	9.947206	10.307041	3.62%	0
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.010729	13.842412	15.25%	0
2018	13.253357	12.010729	-9.38%	0
2017	11.920076	13.253357	11.19%	37,384
2016	11.447166	11.920076	4.13%	102,572
2015	11.861117	11.447166	-3.49%	122,679
2014	11.627625	11.861117	2.01%	121,528
2013	10.118089	11.627625	14.92%	196,762
2012	9.230927	10.118089	9.61%	218,620
2011	9.688277	9.230927	-4.72%	224,666
2010	8.917492	9.688277	8.64%	255,114

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.197312	14.543682	19.24%	0
2018	13.818734	12.197312	-11.73%	0
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	9,118
2015	11.896201	11.429734	-3.92%	44,375
2014	11.662954	11.896201	2.00%	44,603
2013	9.620270	11.662954	21.23%	44,809
2012	8.607021	9.620270	11.77%	45,050
2011	9.255130	8.607021	-7.00%	45,326
2010	8.372890	9.255130	10.54%	45,545
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.497638	12.820036	11.50%	0
2018	12.377643	11.497638	-7.11%	0
2017	11.546192	12.377643	7.20%	17,234
2016	11.165663	11.546192	3.41%	47,560
2015	11.569351	11.165663	-3.49%	50,921
2014	11.394765	11.569351	1.53%	87,615
2013	10.500768	11.394765	8.51%	106,114
2012	9.782581	10.500768	7.34%	123,708
2011	10.054916	9.782581	-2.71%	124,789
2010	9.453358	10.054916	6.36%	103,818
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.663940	13.896236	9.73%	0
2018	15.400157	12.663940	-17.77%	0
2017	12.863370	15.400157	19.72%	3,154
2016	13.040158	12.863370	-1.36%	18,586
2015	13.910722	13.040158	-6.26%	32,133
2014	15.525035	13.910722	-10.40%	33,818
2013	13.251925	15.525035	17.15%	34,036
2012	11.362488	13.251925	16.63%	49,709
2011	13.300288	11.362488	-14.57%	51,665
2010	12.820489	13.300288	3.74%	73,293
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.125444	11.796823	6.03%	0
2018	11.485440	11.125444	-3.13%	0
2017	11.300759	11.485440	1.63%	0
2016	11.031618	11.300759	2.44%	0
2015	11.409145	11.031618	-3.31%	3,992
2014	11.172906	11.409145	2.11%	5,927
2013	11.702639	11.172906	-4.53%	24,119
2012	11.162036	11.702639	4.84%	21,631
2011	10.769716	11.162036	3.64%	28,418
2010	10.339346	10.769716	4.16%	49,005

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.769271	12.582396	6.91%	0
2018	12.244486	11.769271	-3.88%	0
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	4,228
2015	12.363510	11.998203	-2.95%	494
2014	12.084111	12.363510	2.31%	501
2013	12.646743	12.084111	-4.45%	497
2012	12.103623	12.646743	4.49%	435
2011	11.699233	12.103623	3.46%	394
2010	11.092915	11.699233	5.47%	40,917
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.706487	13.676947	16.83%	0
2018	13.363404	11.706487	-12.40%	0
2017	11.619793	13.363404	15.01%	0
2016	10.693111	11.619793	8.67%	0
2015	11.319301	10.693111	-5.53%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.158858	12.791920	14.63%	0
2018	12.411108	11.158858	-10.09%	0
2017	11.175996	12.411108	11.05%	0
2016	10.532293	11.175996	6.11%	0
2015	10.990450	10.532293	-4.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.693909	30.745344	19.66%	0
2018	31.991499	25.693909	-19.69%	0
2017	23.220212	31.991499	37.77%	0
2016	22.145520	23.220212	4.85%	0
2015	27.101581	22.145520	-18.29%	0
2014	29.471290	27.101581	-8.04%	2,819
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	647
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.721885	11.115051	3.67%	0
2018	10.997950	10.721885	-2.51%	0
2017	11.043212	10.997950	-0.41%	0
2016	11.236461	11.043212	-1.72%	0
2015	11.531230	11.236461	-2.56%	13,436
2014	11.304328	11.531230	2.01%	18,162
2013	12.078110	11.304328	-6.41%	20,916
2012	12.014948	12.078110	0.53%	20,105
2011	11.482739	12.014948	4.63%	30,461
2010	11.233920	11.482739	2.21%	52,617

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.985889	7.929009	-0.71%	0
2018	8.075265	7.985889	-1.11%	0
2017	8.242777	8.075265	-2.03%	869
2016	8.448581	8.242777	-2.44%	3,948
2015	8.660763	8.448581	-2.45%	7,291
2014	8.878284	8.660763	-2.45%	17,542
2013	9.101263	8.878284	-2.45%	67,361
2012	9.330477	9.101263	-2.46%	131,335
2011	9.564155	9.330477	-2.44%	154,494
2010	9.804346	9.564155	-2.45%	115,864
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.892097	9.154862	16.00%	0
2018	9.497359	7.892097	-16.90%	0
2017	7.660928	9.497359	23.97%	0
2016	7.803352	7.660928	-1.83%	8,750
2015	8.265612	7.803352	-5.59%	8,546
2014	8.534667	8.265612	-3.15%	27,952
2013	7.441930	8.534667	14.68%	13,152
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	1,032
2010	6.840924	7.541235	10.24%	9,395
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.529671	10.084888	18.23%	0
2018	10.183842	8.529671	-16.24%	0
2017	8.387494	10.183842	21.42%	1,296
2016	8.552831	8.387494	-1.93%	290
2015	8.891202	8.552831	-3.81%	282
2014	9.715751	8.891202	-8.49%	259
2013	8.230355	9.715751	18.05%	4,527
2012	7.137613	8.230355	15.31%	4,786
2011	8.395416	7.137613	-14.98%	5,126
2010	8.013249	8.395416	4.77%	3,552
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.931589	27.678666	20.70%	0
2018	25.795076	22.931589	-11.10%	0
2017	22.326274	25.795076	15.54%	1,116
2016	20.906039	22.326274	6.79%	1,116
2015	21.647226	20.906039	-3.42%	1,116
2014	21.137153	21.647226	2.41%	1,116
2013	17.028058	21.137153	24.13%	8,197
2012	15.061426	17.028058	13.06%	8,959
2011	16.070800	15.061426	-6.28%	29,739
2010	14.371664	16.070800	11.82%	68,682

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.773414	16.622414	12.52%	0
2018	15.918548	14.773414	-7.19%	0
2017	14.682845	15.918548	8.42%	1,760
2016	14.158225	14.682845	3.71%	5,173
2015	14.539078	14.158225	-2.62%	6,193
2014	14.250793	14.539078	2.02%	7,333
2013	12.879669	14.250793	10.65%	15,380
2012	12.070926	12.879669	6.70%	15,628
2011	12.264902	12.070926	-1.58%	15,817
2010	11.449122	12.264902	7.13%	3,510
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.306928	20.249512	17.00%	0
2018	18.971726	17.306928	-8.78%	0
2017	16.938406	18.971726	12.00%	47,386
2016	16.115373	16.938406	5.11%	59,307
2015	16.608483	16.115373	-2.97%	74,058
2014	16.182203	16.608483	2.63%	67,040
2013	13.882209	16.182203	16.57%	69,631
2012	12.678546	13.882209	9.49%	71,028
2011	13.119072	12.678546	-3.36%	72,316
2010	12.004174	13.119072	9.29%	73,848
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.336577	13.181582	6.85%	0
2018	12.880433	12.336577	-4.22%	0
2017	12.493064	12.880433	3.10%	7,043
2016	12.282269	12.493064	1.72%	19,149
2015	12.557503	12.282269	-2.19%	19,452
2014	12.390833	12.557503	1.35%	22,281
2013	12.116591	12.390833	2.26%	20,175
2012	11.810399	12.116591	2.59%	21,780
2011	11.761574	11.810399	0.42%	23,747
2010	11.385965	11.761574	3.30%	20,924
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.537230	11.615201	10.23%	0
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.818210	12.162371	12.42%	0
2018	11.806272	10.818210	-8.37%	0
2017	10.346753	11.806272	14.11%	0
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.799598	20.444738	14.86%	0
2018	19.348207	17.799598	-8.00%	0
2017	17.562411	19.348207	10.17%	9,640
2016	16.802074	17.562411	4.53%	20,899
2015	17.281934	16.802074	-2.78%	33,569
2014	16.843303	17.281934	2.60%	54,117
2013	14.804597	16.843303	13.77%	56,257
2012	13.696431	14.804597	8.09%	64,807
2011	14.045357	13.696431	-2.48%	124,046
2010	12.981180	14.045357	8.20%	215,426
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.810052	24.731444	18.84%	0
2018	23.122377	20.810052	-10.00%	0
2017	20.313302	23.122377	13.83%	0
2016	19.194070	20.313302	5.83%	3,432
2015	19.820834	19.194070	-3.16%	30,526
2014	19.359015	19.820834	2.39%	41,638
2013	16.216236	19.359015	19.38%	42,639
2012	14.613576	16.216236	10.97%	51,197
2011	15.305353	14.613576	-4.52%	53,696
2010	13.904885	15.305353	10.07%	101,606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.076962	16.690664	10.70%	0
2018	16.057015	15.076962	-6.10%	0
2017	15.070888	16.057015	6.54%	0
2016	14.614842	15.070888	3.12%	2,818
2015	14.986498	14.614842	-2.48%	3,733
2014	14.667717	14.986498	2.17%	9,214
2013	13.607902	14.667717	7.79%	9,610
2012	12.912340	13.607902	5.39%	57,182
2011	12.968407	12.912340	-0.43%	87,205
2010	12.250643	12.968407	5.86%	107,267
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.391876	3.92%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.690351	6.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.003584	20.329155	27.03%	0
2018	16.976708	16.003584	-5.73%	0
2017	13.398351	16.976708	26.71%	183
2016	13.465922	13.398351	-0.50%	182
2015	13.385223	13.465922	0.60%	5,738
2014	12.457182	13.385223	7.45%	7,710
2013	9.500417	12.457182	31.12%	8,854
2012	8.386027	9.500417	13.29%	10,894
2011	8.883372	8.386027	-5.60%	35,837
2010	7.893914	8.883372	12.53%	28,375
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.633143	12.340361	16.06%	0
2018	11.453864	10.633143	-7.17%	0
2017	9.987522	11.453864	14.68%	0
2016	9.431481	9.987522	5.90%	0
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.933144	14.199795	18.99%	0
2018	12.557939	11.933144	-4.98%	0
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	3,793
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.770427	34.524384	33.97%	0
2018	26.834890	25.770427	-3.97%	0
2017	21.647082	26.834890	23.97%	0
2016	21.475291	21.647082	0.80%	58
2015	21.001836	21.475291	2.25%	1,513
2014	19.831292	21.001836	5.90%	5,322
2013	14.916545	19.831292	32.95%	6,782
2012	12.913148	14.916545	15.51%	13,877
2011	13.575509	12.913148	-4.88%	14,736
2010	12.824034	13.575509	5.86%	27,054
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.552319	26.634268	23.58%	0
2018	24.408397	21.552319	-11.70%	0
2017	23.072730	24.408397	5.79%	1,222
2016	19.673937	23.072730	17.28%	3,660
2015	21.105626	19.673937	-6.78%	5,139
2014	19.155436	21.105626	10.18%	10,170
2013	14.912983	19.155436	28.45%	14,218
2012	13.358640	14.912983	11.64%	14,722
2011	13.627181	13.358640	-1.97%	15,452
2010	12.345554	13.627181	10.38%	29,799

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.013079	40.465206	22.57%	0
2018	38.195512	33.013079	-13.57%	0
2017	33.815950	38.195512	12.95%	673
2016	28.816078	33.815950	17.35%	4,033
2015	30.307927	28.816078	-4.92%	5,204
2014	28.394294	30.307927	6.74%	6,471
2013	21.877072	28.394294	29.79%	5,456
2012	19.091840	21.877072	14.59%	6,245
2011	20.081365	19.091840	-4.93%	4,871
2010	16.311332	20.081365	23.11%	5,053
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.560043	14.244244	13.41%	0
2018	15.577984	12.560043	-19.37%	0
2017	13.031356	15.577984	19.54%	337
2016	12.723919	13.031356	2.42%	2,830
2015	13.780267	12.723919	-7.67%	2,625
2014	15.640019	13.780267	-11.89%	3,666
2013	13.244704	15.640019	18.09%	0
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.005610	15.871278	22.03%	0
2018	15.117070	13.005610	-13.97%	0
2017	13.549599	15.117070	11.57%	2,003
2016	11.968511	13.549599	13.21%	2,242
2015	12.705809	11.968511	-5.80%	7,423
2014	11.814708	12.705809	7.54%	8,872
2013	8.969491	11.814708	31.72%	22,734
2012	7.819674	8.969491	14.70%	33,500
2011	8.535760	7.819674	-8.39%	13,050
2010	7.760798	8.535760	9.99%	12,921
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.491681	19.923982	20.81%	0
2018	19.469720	16.491681	-15.30%	0
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	7,511
2014	14.130800	16.130810	14.15%	10,908
2013	10.676407	14.130800	32.36%	12,365
2012	9.407443	10.676407	13.49%	15,245
2011	9.872439	9.407443	-4.71%	24,097
2010	8.459404	9.872439	16.70%	30,273

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.620741	29.873146	32.06%	0
2018	25.268526	22.620741	-10.48%	0
2017	20.779661	25.268526	21.60%	0
2016	19.711684	20.779661	5.42%	0
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	3,730
2012	12.971963	14.310125	10.32%	1,965
2011	13.412632	12.971963	-3.29%	1,521
2010	10.990144	13.412632	22.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	29.045771	33.630143	15.78%	0
2018	35.932702	29.045771	-19.17%	0
2017	33.867981	35.932702	6.10%	0
2016	27.637028	33.867981	22.55%	0
2015	30.232737	27.637028	-8.59%	0
2014	29.028207	30.232737	4.15%	0
2013	21.251152	29.028207	36.60%	0
2012	18.109016	21.251152	17.35%	3,209
2011	19.633679	18.109016	-7.77%	0
2010	15.913342	19.633679	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.623209	35.001274	22.28%	0
2018	33.667335	28.623209	-14.98%	0
2017	30.486414	33.667335	10.43%	0
2016	25.500924	30.486414	19.55%	265
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	71
2013	19.812405	27.164786	37.11%	67
2012	17.627098	19.812405	12.40%	444
2011	19.182155	17.627098	-8.11%	83
2010	15.733331	19.182155	21.92%	716
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.495501	19.053073	22.96%	0
2018	16.878589	15.495501	-8.19%	0
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	12,127
2014	12.994018	14.007851	7.80%	17,493
2013	9.613812	12.994018	35.16%	36,713
2012	8.848570	9.613812	8.65%	24,411
2011	9.376582	8.848570	-5.63%	40,031
2010	7.778999	9.376582	20.54%	125,458

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.221553	15.551935	27.25%	0
2018	13.060179	12.221553	-6.42%	0
2017	12.612378	13.060179	3.55%	0
2016	12.062398	12.612378	4.56%	0
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	3,418
2013	10.428437	10.447617	0.18%	5,641
2012	9.249663	10.428437	12.74%	5,641
2011	8.933092	9.249663	3.54%	5,641
2010	7.053674	8.933092	26.64%	16,975
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.034766	19.189579	27.63%	0
2018	16.204277	15.034766	-7.22%	0
2017	13.701820	16.204277	18.26%	1,445
2016	12.608107	13.701820	8.67%	11,413
2015	12.804043	12.608107	-1.53%	10,985
2014	11.607630	12.804043	10.31%	11,296
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.239138	9.381164	1.54%	0
2018	9.395416	9.239138	-1.66%	0
2017	9.481006	9.395416	-0.90%	833
2016	9.482200	9.481006	-0.01%	15,912
2015	9.753627	9.482200	-2.78%	20,257
2014	9.949451	9.753627	-1.97%	45,657
2013	10.188609	9.949451	-2.35%	63,907
2012	10.089646	10.188609	0.98%	17,142
2011	10.209834	10.089646	-1.18%	22,405
2010	10.218966	10.209834	-0.09%	12,419
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.405338	16.340971	21.90%	0
2018	15.502627	13.405338	-13.53%	0
2017	13.917205	15.502627	11.39%	0
2016	11.802431	13.917205	17.92%	3,220
2015	12.719885	11.802431	-7.21%	3,424
2014	12.471729	12.719885	1.99%	3,576
2013*	10.000000	12.471729	24.72%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.213627	20.308042	33.49%	0
2018	16.780775	15.213627	-9.34%	0
2017	13.488491	16.780775	24.41%	444
2016	13.036848	13.488491	3.46%	482
2015	13.410681	13.036848	-2.79%	9,769
2014	13.254513	13.410681	1.18%	19,259
2013	9.802758	13.254513	35.21%	24,182
2012	8.765824	9.802758	11.83%	35,018
2011	9.404150	8.765824	-6.79%	33,288
2010	7.622543	9.404150	23.37%	42,536
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	29.488353	38.109461	29.24%	0
2018	32.355411	29.488353	-8.86%	0
2017	26.625459	32.355411	21.52%	0
2016	26.201874	26.625459	1.62%	0
2015	26.595450	26.201874	-1.48%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.703094	8.802895	1.15%	0
2018	8.832710	8.703094	-1.47%	0
2017	8.973957	8.832710	-1.57%	0
2016	9.087912	8.973957	-1.25%	0
2015	9.299090	9.087912	-2.27%	4,537
2014	9.474844	9.299090	-1.85%	23,341
2013	9.653269	9.474844	-1.85%	24,794
2012	9.460660	9.653269	2.04%	15,362
2011	9.669694	9.460660	-2.16%	31,212
2010	9.414950	9.669694	2.71%	56,939
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.235259	29.761221	22.80%	0
2018	26.356725	24.235259	-8.05%	0
2017	22.812391	26.356725	15.54%	0
2016	21.284603	22.812391	7.18%	0
2015	21.920812	21.284603	-2.90%	0
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.041187	10.945517	9.01%	0
2018	10.887880	10.041187	-7.78%	0
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.397109	10.510058	11.84%	0
2018	10.122897	9.397109	-7.17%	0
2017	9.452012	10.122897	7.10%	0
2016	8.557969	9.452012	10.45%	0
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.237163	10.677176	4.30%	0
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	494
2016	10.088938	10.128199	0.39%	446
2015	11.141787	10.088938	-9.45%	449
2014	11.387349	11.141787	-2.16%	445
2013	12.493819	11.387349	-8.86%	366
2012	12.171589	12.493819	2.65%	1,578
2011	11.507907	12.171589	5.77%	948
2010	10.786034	11.507907	6.69%	10,949
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.112555	10.251873	1.38%	0
2018	10.343422	10.112555	-2.23%	0
2017	10.471356	10.343422	-1.22%	10,310
2016	10.595351	10.471356	-1.17%	13,850
2015	10.838833	10.595351	-2.25%	23,806
2014	11.028531	10.838833	-1.72%	24,648
2013	11.331841	11.028531	-2.68%	27,865
2012	10.985525	11.331841	3.15%	59,376
2011	11.148319	10.985525	-1.46%	78,351
2010	10.864884	11.148319	2.61%	82,549
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.908938	9.926786	0.18%	0
2018	10.016241	9.908938	-1.07%	0
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.993109	10.552246	5.60%	0
2018	10.310955	9.993109	-3.08%	0
2017	10.083472	10.310955	2.26%	0
2016	10.075704	10.083472	0.08%	1,233
2015	10.294216	10.075704	-2.12%	8,062
2014	10.130569	10.294216	1.62%	5,269
2013	10.602684	10.130569	-4.45%	8,825
2012	9.926600	10.602684	6.81%	11,003
2011*	10.000000	9.926600	-0.73%	4,240

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.976259	12.690852	27.21%	0
2018	11.177096	9.976259	-10.74%	0
2017*	10.000000	11.177096	11.77%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.117299	17.497564	33.39%	0
2018	13.136034	13.117299	-0.14%	0
2017	10.286075	13.136034	27.71%	0
2016*	10.000000	10.286075	2.86%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.551269	17.765233	22.09%	0
2018	18.444499	14.551269	-21.11%	0
2017	14.936138	18.444499	23.49%	0
2016	15.695329	14.936138	-4.84%	0
2015	16.067069	15.695329	-2.31%	0
2014	17.668213	16.067069	-9.06%	0
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.595764	39.645950	25.48%	0
2018	32.118709	31.595764	-1.63%	0
2017	25.861024	32.118709	24.20%	73
2016	29.690427	25.861024	-12.90%	0
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	764
2013	14.397717	21.139924	46.83%	373
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	5,691
2010*	10.000000	10.462949	4.63%	7,816
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.896526	5.328077	8.81%	0
2018	7.013833	4.896526	-30.19%	0
2017	7.334061	7.013833	-4.37%	0
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.018654	5.476773	9.13%	0
2018	7.174237	5.018654	-30.05%	0
2017	7.480919	7.174237	-4.10%	2,451
2016	5.335903	7.480919	40.20%	2,451
2015	8.219320	5.335903	-35.08%	2,451
2014	10.415881	8.219320	-21.09%	6,918
2013	9.659912	10.415881	7.83%	8,199
2012*	10.000000	9.659912	-3.40%	15,912
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.710269	7.10%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.619186	31.196661	21.77%	0
2018	25.927098	25.619186	-1.19%	0
2017	21.115969	25.927098	22.78%	314
2016	20.088607	21.115969	5.11%	976
2015	21.204482	20.088607	-5.26%	1,744
2014	22.153176	21.204482	-4.28%	1,111
2013	15.116155	22.153176	46.55%	2,819
2012	14.365998	15.116155	5.22%	3,455
2011	15.435678	14.365998	-6.93%	5,874
2010	12.481372	15.435678	23.67%	21,066

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.906284	12.254299	12.36%	0
2018	12.074750	10.906284	-9.68%	0
2017	10.831928	12.074750	11.47%	0
2016	10.747127	10.831928	0.79%	0
2015	11.167910	10.747127	-3.77%	0
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	24.510650	29.540613	20.52%	0
2018	26.703614	24.510650	-8.21%	0
2017	23.091698	26.703614	15.64%	0
2016	21.321701	23.091698	8.30%	0
2015	21.560805	21.321701	-1.11%	0
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.596352	8.649969	13.87%	0
2018*	10.000000	7.596352	-24.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	31.255230	36.538933	16.91%	612
2018	37.851143	31.255230	-17.43%	568
2017	34.398512	37.851143	10.04%	862
2016	28.269251	34.398512	21.68%	936
2015	30.744896	28.269251	-8.05%	2,239
2014	28.943932	30.744896	6.22%	3,271
2013	21.568341	28.943932	34.20%	7,734
2012	18.673764	21.568341	15.50%	13,420
2011	20.958881	18.673764	-10.90%	16,825
2010	16.980652	20.958881	23.43%	14,686
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.170413	11.860745	6.18%	3,056
2018	11.790795	11.170413	-5.26%	3,872
2017	11.664008	11.790795	1.09%	4,890
2016	11.459483	11.664008	1.78%	4,442
2015	12.050803	11.459483	-4.91%	9,629
2014	11.964989	12.050803	0.72%	17,967
2013	13.408846	11.964989	-10.77%	21,327
2012	12.807549	13.408846	4.69%	46,817
2011	11.754386	12.807549	8.96%	100,736
2010	11.468616	11.754386	2.49%	114,131

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	23.267143	28.072956	20.65%	0
2018	25.717240	23.267143	-9.53%	0
2017	21.924448	25.717240	17.30%	0
2016	19.863093	21.924448	10.38%	0
2015	21.661088	19.863093	-8.30%	0
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.309997	28.059060	25.77%	687
2018	26.293783	22.309997	-15.15%	991
2017	24.191736	26.293783	8.69%	1,450
2016	20.217260	24.191736	19.66%	1,514
2015	21.068494	20.217260	-4.04%	5,234
2014	18.589880	21.068494	13.33%	9,764
2013	14.677656	18.589880	26.65%	19,329
2012	12.952956	14.677656	13.32%	50,053
2011	13.397363	12.952956	-3.32%	57,612
2010	11.549002	13.397363	16.00%	58,301
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.944027	11.136401	11.99%	0
2018	10.503826	9.944027	-5.33%	0
2017	10.060292	10.503826	4.41%	0
2016	9.145218	10.060292	10.01%	0
2015*	10.000000	9.145218	-8.55%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.453600	10.060381	6.42%	0
2018	9.767817	9.453600	-3.22%	1,263
2017	9.706381	9.767817	0.63%	1,277
2016	9.715661	9.706381	-0.10%	1,241
2015*	10.000000	9.715661	-2.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.239507	13.967909	24.28%	0
2018	12.452942	11.239507	-9.74%	0
2017	10.963348	12.452942	13.59%	0
2016	9.687838	10.963348	13.17%	0
2015*	10.000000	9.687838	-3.12%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.966733	16.035472	14.81%	0
2018	15.501795	13.966733	-9.90%	0
2017	13.981457	15.501795	10.87%	0
2016	13.813344	13.981457	1.22%	0
2015	14.310852	13.813344	-3.48%	0
2014	14.399589	14.310852	-0.62%	0
2013	12.907941	14.399589	11.56%	0
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.632099	12.424531	16.86%	0
2018	12.935427	10.632099	-17.81%	0
2017	11.531665	12.935427	12.17%	0
2016	10.265863	11.531665	12.33%	0
2015	10.800903	10.265863	-4.95%	0
2014*	10.000000	10.800903	8.01%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	34.460493	41.062370	19.16%	0
2018	38.835123	34.460493	-11.26%	0
2017	35.433065	38.835123	9.60%	0
2016	28.902912	35.433065	22.59%	0
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	280
2013	21.583752	29.612795	37.20%	1,299
2012	19.127417	21.583752	12.84%	6,398
2011	19.507113	19.127417	-1.95%	8,325
2010	15.900235	19.507113	22.68%	7,846
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.763185	32.750573	27.12%	0
2018	27.776087	25.763185	-7.25%	0
2017	23.500901	27.776087	18.19%	0
2016	21.627325	23.500901	8.66%	0
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	4,058
2013	15.529047	19.941540	28.41%	7,434
2012	13.793651	15.529047	12.58%	14,501
2011	13.921012	13.793651	-0.91%	18,166
2010	12.465567	13.921012	11.68%	20,932

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	22.161318	29.292733	32.18%	975
2018	24.471071	22.161318	-9.44%	1,119
2017	19.759527	24.471071	23.84%	1,675
2016	18.827496	19.759527	4.95%	1,801
2015	19.848944	18.827496	-5.15%	5,764
2014	18.880167	19.848944	5.13%	6,851
2013	16.026437	18.880167	17.81%	15,084
2012	14.925244	16.026437	7.38%	20,922
2011	14.076841	14.925244	6.03%	26,896
2010	12.549459	14.076841	12.17%	28,910
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	18.254737	21.623478	18.45%	0
2018	23.200718	18.254737	-21.32%	0
2017	19.131256	23.200718	21.27%	0
2016	16.799817	19.131256	13.88%	0
2015	17.676486	16.799817	-4.96%	0
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.475661	10.765313	13.61%	0
2018	10.124870	9.475661	-6.41%	0
2017*	10.000000	10.124870	1.25%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.852627	16.005003	24.53%	0
2018	15.873926	12.852627	-19.03%	141
2017	14.566951	15.873926	8.97%	267
2016	11.396586	14.566951	27.82%	306
2015	12.496433	11.396586	-8.80%	380
2014	12.135084	12.496433	2.98%	129
2013*	10.000000	12.135084	21.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.868606	10.303012	4.40%	0
2018	10.131755	9.868606	-2.60%	0
2017	10.045026	10.131755	0.86%	0
2016	9.455965	10.045026	6.23%	0
2015	9.795618	9.455965	-3.47%	0
2014	9.989620	9.795618	-1.94%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.013156	10.537979	16.92%	0
2018*	10.000000	9.013156	-9.87%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.764188	12.521850	6.44%	0
2018	12.162804	11.764188	-3.28%	0
2017	12.023003	12.162804	1.16%	0
2016	11.909794	12.023003	0.95%	0
2015	12.269095	11.909794	-2.93%	0
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	1,242
2010	11.046507	11.662428	5.58%	1,345
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.177759	10.301052	25.96%	0
2018*	10.000000	8.177759	-18.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.035877	15.840405	12.86%	5,392
2018	15.038742	14.035877	-6.67%	5,422
2017	13.673410	15.038742	9.99%	11,959
2016	13.326036	13.673410	2.61%	11,989
2015	13.740644	13.326036	-3.02%	16,151
2014	13.523482	13.740644	1.61%	23,027
2013	12.253193	13.523482	10.37%	13,358
2012	11.263455	12.253193	8.79%	14,325
2011	11.601197	11.263455	-2.91%	22,341
2010	10.572120	11.601197	9.73%	4,058
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.805838	17.305430	16.88%	4,572
2018	16.170534	14.805838	-8.44%	4,883
2017	14.264402	16.170534	13.36%	17,985
2016	13.826793	14.264402	3.16%	20,903
2015	14.246754	13.826793	-2.95%	23,588
2014	13.970097	14.246754	1.98%	24,177
2013	12.390893	13.970097	12.74%	25,005
2012	11.240172	12.390893	10.24%	19,994
2011	11.672702	11.240172	-3.71%	17,042
2010	10.471363	11.672702	11.47%	13,454
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.775568	19.090018	21.01%	11,869
2018	17.600078	15.775568	-10.37%	11,869
2017	14.955090	17.600078	17.69%	11,869
2016	14.418463	14.955090	3.72%	17,352
2015	14.866958	14.418463	-3.02%	5,483
2014	14.557664	14.866958	2.12%	5,483
2013	12.297963	14.557664	18.37%	5,483
2012	10.951401	12.297963	12.30%	2,030
2011	11.558661	10.951401	-5.25%	2,781
2010	10.229315	11.558661	13.00%	2,781

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.917851	13.212012	21.01%	0
2018	11.719904	10.917851	-6.84%	0
2017	10.351244	11.719904	13.22%	0
2016*	10.000000	10.351244	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.279031	37.475316	27.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.833371	11.600285	7.08%	0
2018	14.771521	10.833371	-26.66%	0
2017	15.581654	14.771521	-5.20%	0
2016	11.969595	15.581654	30.18%	0
2015	15.491530	11.969595	-22.73%	0
2014	18.214517	15.491530	-14.95%	0
2013	15.047983	18.214517	21.04%	0
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
2010	13.722835	15.943269	16.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.465566	26.602274	23.93%	676
2018	24.074616	21.465566	-10.84%	1,671
2017	21.917420	24.074616	9.84%	1,952
2016	19.096009	21.917420	14.77%	2,109
2015	20.452594	19.096009	-6.63%	4,215
2014	19.337295	20.452594	5.77%	4,597
2013	15.515337	19.337295	24.63%	9,811
2012	13.595344	15.515337	14.12%	25,596
2011	13.852541	13.595344	-1.86%	34,757
2010	12.363198	13.852541	12.05%	37,887
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.244855	14.217910	26.44%	0
2018	12.702595	11.244855	-11.48%	0
2017	11.171500	12.702595	13.71%	0
2016*	10.000000	11.171500	11.72%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.690494	37.477740	30.63%	632
2018	29.558256	28.690494	-2.94%	615
2017	22.485003	29.558256	31.46%	716
2016	22.933839	22.485003	-1.96%	835
2015	22.002728	22.933839	4.23%	865
2014	20.328141	22.002728	8.24%	940
2013	15.330140	20.328141	32.60%	5,049
2012	13.744491	15.330140	11.54%	8,213
2011	14.100764	13.744491	-2.53%	17,400
2010	11.675868	14.100764	20.77%	19,222

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.040991	12.844068	6.67%	10,649
2018	12.449452	12.040991	-3.28%	13,595
2017	12.277646	12.449452	1.40%	14,415
2016	12.051911	12.277646	1.87%	13,498
2015	12.466894	12.051911	-3.33%	17,667
2014	12.106430	12.466894	2.98%	30,618
2013	12.679058	12.106430	-4.52%	49,607
2012	12.314867	12.679058	2.96%	87,926
2011	11.799598	12.314867	4.37%	92,271
2010	11.252743	11.799598	4.86%	101,326
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	33.475504	40.201826	20.09%	598
2018	40.291272	33.475504	-16.92%	607
2017	34.280833	40.291272	17.53%	1,121
2016	31.412027	34.280833	9.13%	1,225
2015	32.751025	31.412027	-4.09%	3,271
2014	31.680036	32.751025	3.38%	6,941
2013	23.913984	31.680036	32.47%	15,598
2012	21.410647	23.913984	11.69%	27,313
2011	24.632020	21.410647	-13.08%	48,354
2010	19.648928	24.632020	25.36%	46,742
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.058712	23.692628	24.31%	746
2018	23.015992	19.058712	-17.19%	914
2017	18.158741	23.015992	26.75%	1,537
2016	19.658786	18.158741	-7.63%	1,608
2015	19.519505	19.658786	0.71%	3,878
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.719282	12.849832	19.88%	0
2018	11.754567	10.719282	-8.81%	0
2017	11.616930	11.754567	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	25.918001	33.887095	30.75%	0
2018	32.225676	25.918001	-19.57%	0
2017	27.752622	32.225676	16.12%	0
2016	26.047195	27.752622	6.55%	0
2015	27.595615	26.047195	-5.61%	0
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	328
2010	15.467706	19.053535	23.18%	328

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.326752	13.236804	16.86%	0
2018	12.859712	11.326752	-11.92%	0
2017	11.777646	12.859712	9.19%	0
2016	10.672122	11.777646	10.36%	0
2015	11.670996	10.672122	-8.56%	0
2014	11.638805	11.670996	0.28%	0
2013	9.644519	11.638805	20.68%	0
2012	8.577245	9.644519	12.44%	0
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.878341	15.704422	13.16%	0
2018	14.876539	13.878341	-6.71%	0
2017	13.911195	14.876539	6.94%	0
2016	12.512181	13.911195	11.18%	0
2015	13.807088	12.512181	-9.38%	0
2014	13.536324	13.807088	2.00%	0
2013	12.184620	13.536324	11.09%	0
2012	11.094086	12.184620	9.83%	4,071
2011	11.112954	11.094086	-0.17%	2,297
2010	10.115771	11.112954	9.86%	2,297
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	25.830017	32.546207	26.00%	0
2018	27.912825	25.830017	-7.46%	0
2017	23.744626	27.912825	17.55%	0
2016	20.985158	23.744626	13.15%	0
2015	22.338182	20.985158	-6.06%	0
2014	21.072758	22.338182	6.01%	0
2013	16.665089	21.072758	26.45%	0
2012	15.267189	16.665089	9.16%	867
2011	14.771633	15.267189	3.35%	4,448
2010	12.557646	14.771633	17.63%	13,054
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	30.207739	37.212825	23.19%	1,146
2018	35.566924	30.207739	-15.07%	1,157
2017	32.964863	35.566924	7.89%	1,646
2016	25.968224	32.964863	26.94%	1,719
2015	28.758665	25.968224	-9.70%	3,622
2014	29.328807	28.758665	-1.94%	7,479
2013	22.079249	29.328807	32.83%	12,152
2012	19.129175	22.079249	15.42%	17,219
2011	20.385305	19.129175	-6.16%	22,248
2010	16.305646	20.385305	25.02%	19,730

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.351920	11.552413	23.53%	0
2018	11.392760	9.351920	-17.91%	0
2017	8.321240	11.392760	36.91%	0
2016	7.266503	8.321240	14.52%	0
2015	9.270310	7.266503	-21.62%	0
2014*	10.000000	9.270310	-7.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.278050	18.956778	9.72%	0
2018	20.960572	17.278050	-17.57%	341
2017	18.421273	20.960572	13.78%	1,462
2016	17.627491	18.421273	4.50%	1,473
2015	19.335079	17.627491	-8.83%	6,004
2014	22.315196	19.335079	-13.35%	14,867
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.884145	8.836397	-0.54%	0
2018	8.940002	8.884145	-0.62%	0
2017	8.995368	8.940002	-0.62%	0
2016	8.962023	8.995368	0.37%	0
2015	9.605373	8.962023	-6.70%	0
2014	9.674338	9.605373	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.934258	11.933466	9.14%	0
2018	11.724609	10.934258	-6.74%	0
2017	10.630498	11.724609	10.29%	0
2016	10.449065	10.630498	1.74%	0
2015	11.378984	10.449065	-8.17%	0
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.329154	9.898375	6.10%	0
2018*	10.000000	9.329154	-6.71%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.039940	9.255808	2.39%	0
2018	9.768766	9.039940	-7.46%	0
2017	9.663447	9.768766	1.09%	0
2016	9.958705	9.663447	-2.96%	0
2015	10.028643	9.958705	-0.70%	0
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.212803	21.565719	33.02%	0
2018	17.304205	16.212803	-6.31%	0
2017	13.970557	17.304205	23.86%	0
2016	14.044515	13.970557	-0.53%	0
2015	13.751449	14.044515	2.13%	117
2014	13.038951	13.751449	5.46%	124
2013	9.566186	13.038951	36.30%	124
2012*	10.000000	9.566186	-4.34%	172
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.466790	15.198473	21.91%	779
2018	14.466453	12.466790	-13.82%	741
2017	12.940115	14.466453	11.80%	744
2016	11.727343	12.940115	10.34%	762
2015	12.566009	11.727343	-6.67%	784
2014	12.372372	12.566009	1.57%	757
2013	9.877819	12.372372	25.25%	773
2012*	10.000000	9.877819	-1.22%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	29.207500	37.434781	28.17%	0
2018	34.594510	29.207500	-15.57%	0
2017	26.025903	34.594510	32.92%	0
2016	26.733418	26.025903	-2.65%	0
2015	26.447693	26.733418	1.08%	0
2014	26.579415	26.447693	-0.50%	0
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.319922	10.050738	7.84%	0
2018	10.014859	9.319922	-6.94%	0
2017	9.686205	10.014859	3.39%	0
2016	9.348206	9.686205	3.62%	0
2015	9.832956	9.348206	-4.93%	0
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.262028	10.307184	24.75%	0
2018	10.535022	8.262028	-21.58%	532
2017	8.544637	10.535022	23.29%	536
2016	9.007720	8.544637	-5.14%	595
2015	8.960409	9.007720	0.53%	0
2014*	10.000000	8.960409	-10.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.151390	29.736766	28.44%	2,298
2018	25.841009	23.151390	-10.41%	2,740
2017	22.721611	25.841009	13.73%	3,708
2016	20.936971	22.721611	8.52%	3,994
2015	20.826777	20.936971	0.53%	7,350
2014	19.348417	20.826777	7.64%	11,921
2013	15.097719	19.348417	28.15%	29,569
2012	13.279956	15.097719	13.69%	37,822
2011	13.662735	13.279956	-2.80%	42,315
2010	12.098149	13.662735	12.93%	38,636
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	32.124422	39.506803	22.98%	152
2018	36.835152	32.124422	-12.79%	295
2017	33.163600	36.835152	11.07%	307
2016	28.903522	33.163600	14.74%	343
2015	31.568512	28.903522	-8.44%	452
2014	28.998298	31.568512	8.86%	484
2013	21.149611	28.998298	37.11%	4,031
2012	18.435543	21.149611	14.72%	8,353
2011	19.368899	18.435543	-4.82%	11,216
2010	16.143091	19.368899	19.98%	10,981
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.329055	15.826133	18.73%	0
2018	14.459290	13.329055	-7.82%	0
2017	12.537842	14.459290	15.33%	0
2016	13.197400	12.537842	-5.00%	0
2015	14.768595	13.197400	-10.64%	0
2014	15.989286	14.768595	-7.63%	0
2013	13.105433	15.989286	22.01%	0
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.771216	12.761566	8.41%	0
2018	12.335618	11.771216	-4.58%	0
2017	11.858976	12.335618	4.02%	0
2016	10.467729	11.858976	13.29%	0
2015	11.483165	10.467729	-8.84%	0
2014	11.557449	11.483165	-0.64%	0
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.247094	20.506292	34.49%	68
2018	15.649469	15.247094	-2.57%	766
2017	12.647689	15.649469	23.73%	905
2016	12.223560	12.647689	3.47%	962
2015	13.306171	12.223560	-8.14%	1,259
2014	12.651736	13.306171	5.17%	1,239
2013	9.986286	12.651736	26.69%	1,234
2012*	10.000000	9.986286	-0.14%	2,355
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	23.426092	27.927889	19.22%	0
2018	23.926968	23.426092	-2.09%	0
2017	20.771592	23.926968	15.19%	0
2016	20.419841	20.771592	1.72%	0
2015	20.857823	20.419841	-2.10%	0
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.382403	9.996580	6.55%	0
2018	9.749748	9.382403	-3.77%	0
2017	9.674657	9.749748	0.78%	0
2016	9.706378	9.674657	-0.33%	0
2015*	10.000000	9.706378	-2.94%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	35.765291	47.722130	33.43%	316
2018	36.067779	35.765291	-0.84%	381
2017	28.454294	36.067779	26.76%	701
2016	28.625835	28.454294	-0.60%	762
2015	26.228760	28.625835	9.14%	4,615
2014	24.801163	26.228760	5.76%	10,055
2013	19.434305	24.801163	27.62%	20,531
2012	16.093866	19.434305	20.76%	36,625
2011	17.737010	16.093866	-9.26%	54,421
2010	17.084557	17.737010	3.82%	52,082
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.888537	30.906725	41.20%	0
2018	22.250801	21.888537	-1.63%	0
2017	15.746718	22.250801	41.30%	0
2016	14.184480	15.746718	11.01%	0
2015	13.902337	14.184480	2.03%	0
2014	13.039843	13.902337	6.61%	0
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.293923	27.541805	23.54%	0
2018	26.948199	22.293923	-17.27%	0
2017	21.128300	26.948199	27.55%	0
2016	23.226623	21.128300	-9.03%	0
2015	26.122582	23.226623	-11.09%	0
2014	30.481556	26.122582	-14.30%	0
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.245430	9.497783	15.19%	0
2018	10.385412	8.245430	-20.61%	0
2017	8.332214	10.385412	24.64%	0
2016	7.074978	8.332214	17.77%	0
2015	9.077106	7.074978	-22.06%	0
2014	9.762653	9.077106	-7.02%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.667907	10.218968	5.70%	0
2018	10.020058	9.667907	-3.51%	0
2017	9.893967	10.020058	1.27%	0
2016*	10.000000	9.893967	-1.06%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.049926	20.730418	37.74%	0
2018	15.707896	15.049926	-4.19%	0
2017	12.751594	15.707896	23.18%	0
2016	12.020009	12.751594	6.09%	0
2015	12.598607	12.020009	-4.59%	0
2014	13.968661	12.598607	-9.81%	0
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.375722	33.304302	26.27%	2,549
2018	30.182023	26.375722	-12.61%	2,998
2017	26.377383	30.182023	14.42%	4,003
2016	23.776352	26.377383	10.94%	4,345
2015	24.615944	23.776352	-3.41%	4,713
2014	22.909743	24.615944	7.45%	10,788
2013	17.328545	22.909743	32.21%	22,950
2012	15.337860	17.328545	12.98%	53,237
2011	15.804055	15.337860	-2.95%	77,177
2010	14.574296	15.804055	8.44%	71,461
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.769551	7.70%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.178354	19.820499	22.51%	2,253
2018	18.383379	16.178354	-11.99%	3,021
2017	14.866175	18.383379	23.66%	3,327
2016	14.682254	14.866175	1.25%	3,459
2015	14.163525	14.682254	3.66%	6,926
2014	14.363990	14.163525	-1.40%	7,041
2013	11.542372	14.363990	24.45%	8,174
2012	10.212065	11.542372	13.03%	9,411
2011	10.662943	10.212065	-4.23%	6,686
2010*	10.000000	10.662943	6.63%	6,154
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.194976	16.596855	36.10%	0
2018	12.437880	12.194976	-1.95%	0
2017	9.957551	12.437880	24.91%	0
2016	9.648510	9.957551	3.20%	0
2015*	10.000000	9.648510	-3.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.491579	12.393174	7.85%	0
2018	11.896205	11.491579	-3.40%	0
2017	11.521225	11.896205	3.25%	0
2016	11.161719	11.521225	3.22%	0
2015	11.544003	11.161719	-3.31%	255
2014	11.007225	11.544003	4.88%	269
2013	11.355360	11.007225	-3.07%	16,481
2012	10.666644	11.355360	6.46%	31,229
2011	10.378571	10.666644	2.78%	33,450
2010	9.961433	10.378571	4.19%	35,713
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.820662	22.063516	11.32%	0
2018	21.872681	19.820662	-9.38%	0
2017	20.469749	21.872681	6.85%	0
2016	18.984406	20.469749	7.82%	0
2015	19.702861	18.984406	-3.65%	0
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.012538	11.236039	24.67%	0
2018	10.036818	9.012538	-10.21%	0
2017	9.146086	10.036818	9.74%	0
2016	8.158749	9.146086	12.10%	0
2015*	10.000000	8.158749	-18.41%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.235463	19.628874	20.90%	825
2018	17.942820	16.235463	-9.52%	719
2017	15.658316	17.942820	14.59%	813
2016	14.466734	15.658316	8.24%	870
2015	15.983331	14.466734	-9.49%	978
2014	16.738741	15.983331	-4.51%	1,044
2013	13.013691	16.738741	28.62%	222
2012	10.885169	13.013691	19.55%	1,786
2011	11.266329	10.885169	-3.38%	0
2010*	10.000000	11.266329	12.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.451698	17.018823	17.76%	606,095
2018	15.601199	14.451698	-7.37%	640,070
2017	13.817731	15.601199	12.91%	683,522
2016	13.000970	13.817731	6.28%	779,446
2015	13.204394	13.000970	-1.54%	864,067
2014	12.899241	13.204394	2.37%	892,139
2013	10.731138	12.899241	20.20%	1,178,967
2012	9.511961	10.731138	12.82%	2,222,901
2011	9.665526	9.511961	-1.59%	2,527,819
2010	8.849704	9.665526	9.22%	2,934,267
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.013715	10.640470	6.26%	568,923
2018	10.383360	10.013715	-3.56%	629,368
2017	10.317483	10.383360	0.64%	648,335
2016	10.308090	10.317483	0.09%	659,940
2015	10.596899	10.308090	-2.73%	689,877
2014	10.353172	10.596899	2.35%	776,751
2013	10.899178	10.353172	-5.01%	1,212,372
2012	10.650364	10.899178	2.34%	2,137,162
2011	10.331310	10.650364	3.09%	2,261,075
2010	9.997294	10.331310	3.34%	2,554,192
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.981313	21.001082	31.41%	1,545
2018	18.098955	15.981313	-11.70%	2,207
2017	14.172618	18.098955	27.70%	2,545
2016	14.507823	14.172618	-2.31%	2,837
2015	13.966038	14.507823	3.88%	9,279
2014	14.065971	13.966038	-0.71%	10,016
2013	11.214478	14.065971	25.43%	30,645
2012	9.421701	11.214478	19.03%	59,441
2011	10.654789	9.421701	-11.57%	71,303
2010	9.818240	10.654789	8.52%	67,225

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.785566	22.592910	27.03%	2,475
2018	18.364817	17.785566	-3.15%	2,692
2017	14.737531	18.364817	24.61%	4,709
2016	13.858228	14.737531	6.34%	5,284
2015	13.355219	13.858228	3.77%	12,282
2014	12.675184	13.355219	5.37%	22,342
2013	10.030063	12.675184	26.37%	51,530
2012	8.762893	10.030063	14.46%	101,037
2011	9.429200	8.762893	-7.07%	114,828
2010	8.182153	9.429200	15.24%	112,934
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.855962	18.202377	22.53%	371,065
2018	15.579538	14.855962	-4.64%	397,336
2017	13.104335	15.579538	18.89%	466,205
2016	12.098012	13.104335	8.32%	574,686
2015	12.274867	12.098012	-1.44%	620,868
2014	11.421466	12.274867	7.47%	743,051
2013	8.809726	11.421466	29.65%	1,178,336
2012	7.719034	8.809726	14.13%	2,708,215
2011	8.097596	7.719034	-4.67%	3,156,016
2010	7.483718	8.097596	8.20%	3,609,079
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.410904	14.274540	6.44%	4,718
2018	14.087051	13.410904	-4.80%	5,586
2017	13.586966	14.087051	3.68%	7,477
2016	12.825357	13.586966	5.94%	6,943
2015	13.545777	12.825357	-5.32%	21,584
2014	13.373714	13.545777	1.29%	33,953
2013	13.872647	13.373714	-3.60%	69,600
2012	12.676358	13.872647	9.44%	116,232
2011	12.317183	12.676358	2.92%	115,490
2010	11.423440	12.317183	7.82%	119,399
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.908837	29.606644	23.83%	2,178
2018	26.502628	23.908837	-9.79%	2,525
2017	23.094961	26.502628	14.76%	3,710
2016	20.145231	23.094961	14.64%	4,158
2015	22.101976	20.145231	-8.85%	8,151
2014	20.811057	22.101976	6.20%	10,328
2013	15.775562	20.811057	31.92%	12,188
2012	13.692860	15.775562	15.21%	24,719
2011	14.410687	13.692860	-4.98%	31,671
2010	12.802463	14.410687	12.56%	28,803

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.545181	10.697466	12.07%	0
2018	10.697559	9.545181	-10.77%	0
2017	9.263395	10.697559	15.48%	0
2016	9.225806	9.263395	0.41%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.012493	10.405127	3.92%	0
2018*	10.000000	10.012493	0.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.602315	20.810911	11.87%	0
2018	19.671950	18.602315	-5.44%	0
2017	18.897962	19.671950	4.10%	0
2016	16.977681	18.897962	11.31%	0
2015	17.879271	16.977681	-5.04%	0
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.574975	18.201918	24.88%	98
2018	15.739057	14.574975	-7.40%	485
2017	12.937887	15.739057	21.65%	531
2016	11.685965	12.937887	10.71%	626
2015	12.130330	11.685965	-3.66%	692
2014	11.675551	12.130330	3.90%	701
2013	8.342841	11.675551	39.95%	1,274
2012	7.324197	8.342841	13.91%	5,549
2011	8.502760	7.324197	-13.86%	5,413
2010	7.557804	8.502760	12.50%	4,999
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.151909	11.853342	29.52%	3,880
2018	11.266088	9.151909	-18.77%	3,938
2017	9.203737	11.266088	22.41%	5,366
2016	9.678310	9.203737	-4.90%	5,727
2015	9.991930	9.678310	-3.14%	5,852
2014	10.388637	9.991930	-3.82%	9,676
2013	8.800096	10.388637	18.05%	13,599
2013	8.800096	10.388637	18.05%	13,599
2012	7.813553	8.800096	12.63%	17,905
2011	8.866906	7.813553	-11.88%	19,833
2010	7.990895	8.866906	10.96%	10,811

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.785157	29.921055	25.80%	1,541
2018	24.466462	23.785157	-2.78%	1,614
2017	20.867221	24.466462	17.25%	2,290
2016	19.252521	20.867221	8.39%	2,444
2015	19.616372	19.252521	-1.85%	2,735
2014	17.993196	19.616372	9.02%	4,458
2013	14.109883	17.993196	27.52%	9,122
2012	12.712220	14.109883	10.99%	12,093
2011	12.988392	12.712220	-2.13%	12,282
2010	11.765387	12.988392	10.39%	6,646
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.176386	14.716589	20.86%	34,435
2018	13.994244	12.176386	-12.99%	34,435
2017	11.980036	13.994244	16.81%	34,435
2016	11.338062	11.980036	5.66%	34,435
2015	11.836426	11.338062	-4.21%	39,894
2014	11.617517	11.836426	1.88%	39,894
2013	9.202721	11.617517	26.24%	32,156
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.659273	13.207061	13.28%	300,355
2018	12.755071	11.659273	-8.59%	372,221
2017	11.674224	12.755071	9.26%	388,869
2016	11.283495	11.674224	3.46%	455,797
2015	11.696766	11.283495	-3.53%	506,550
2014	11.502378	11.696766	1.69%	729,592
2013	10.289133	11.502378	11.79%	1,527,991
2012	9.502523	10.289133	8.28%	3,881,169
2011	9.878523	9.502523	-3.81%	4,805,321
2010	9.176761	9.878523	7.65%	4,997,639
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.132200	14.223163	17.23%	108,163
2018	13.550858	12.132200	-10.47%	119,993
2017	12.000486	13.550858	12.92%	124,057
2016	11.467688	12.000486	4.65%	150,524
2015	11.920158	11.467688	-3.80%	257,072
2014	11.677279	11.920158	2.08%	485,097
2013	9.877955	11.677279	18.22%	517,978
2012	8.915500	9.877955	10.80%	667,224
2011	9.470157	8.915500	-5.86%	768,752
2010	8.642146	9.470157	9.58%	745,158

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.719680	11.566975	7.90%	43,577
2018	11.290229	10.719680	-5.05%	45,140
2017	10.886668	11.290229	3.71%	62,639
2016	10.672705	10.886668	2.00%	183,284
2015	11.027303	10.672705	-3.22%	174,860
2014	10.944875	11.027303	0.75%	141,491
2013	10.697805	10.944875	2.31%	125,673
2012	10.207364	10.697805	4.80%	187,575
2011	10.322807	10.207364	-1.12%	156,462
2010	9.913270	10.322807	4.13%	152,007
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.430438	11.578487	11.01%	0
2018	11.506329	10.430438	-9.35%	0
2017	10.282202	11.506329	11.91%	0
2016	9.989991	10.282202	2.93%	0
2015	10.705903	9.989991	-6.69%	0
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.704115	12.045353	12.53%	0
2018	11.815951	10.704115	-9.41%	0
2017	10.287690	11.815951	14.86%	0
2016	9.933612	10.287690	3.56%	0
2015	10.710696	9.933612	-7.26%	0
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.945231	13.759868	15.19%	164,942
2018	13.187891	11.945231	-9.42%	197,094
2017	11.867261	13.187891	11.13%	215,742
2016	11.402270	11.867261	4.08%	242,554
2015	11.820663	11.402270	-3.54%	265,628
2014	11.593913	11.820663	1.96%	334,623
2013	10.093929	11.593913	14.86%	282,998
2012	9.213622	10.093929	9.55%	239,214
2011	9.675057	9.213622	-4.77%	240,784
2010	8.909883	9.675057	8.59%	44,756

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.130806	14.456965	19.18%	69,542
2018	13.750469	12.130806	-11.78%	71,007
2017	11.943788	13.750469	15.13%	81,731
2016	11.384896	11.943788	4.91%	131,311
2015	11.855610	11.384896	-3.97%	143,522
2014	11.629124	11.855610	1.95%	186,370
2013	9.597286	11.629124	21.17%	142,452
2012	8.590871	9.597286	11.71%	119,294
2011	9.242498	8.590871	-7.05%	65,849
2010	8.365741	9.242498	10.48%	31,054
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.434948	12.743622	11.44%	92,956
2018	12.316505	11.434948	-7.16%	102,153
2017	11.495030	12.316505	7.15%	111,532
2016	11.121874	11.495030	3.36%	119,757
2015	11.529894	11.121874	-3.54%	122,932
2014	11.361727	11.529894	1.48%	143,261
2013	10.475689	11.361727	8.46%	210,189
2012	9.764236	10.475689	7.29%	297,800
2011	10.041190	9.764236	-2.76%	373,208
2010	9.445292	10.041190	6.31%	390,399
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.601322	13.820433	9.67%	5,486
2018	15.331910	12.601322	-17.81%	5,159
2017	12.812909	15.331910	19.66%	5,652
2016	12.995651	12.812909	-1.41%	6,093
2015	13.870366	12.995651	-6.31%	5,740
2014	15.487943	13.870366	-10.44%	8,008
2013	13.227042	15.487943	17.09%	9,970
2012	11.346978	13.227042	16.57%	14,141
2011	13.288936	11.346978	-14.61%	14,088
2010	12.816111	13.288936	3.69%	4,648
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.064749	11.726452	5.98%	4,700
2018	11.428664	11.064749	-3.18%	5,047
2017	11.250645	11.428664	1.58%	6,071
2016	10.988310	11.250645	2.39%	5,541
2015	11.370197	10.988310	-3.36%	5,455
2014	11.140479	11.370197	2.06%	6,356
2013	11.674675	11.140479	-4.58%	7,867
2012	11.141081	11.674675	4.79%	11,524
2011	10.754996	11.141081	3.59%	8,716
2010	10.330511	10.754996	4.11%	3,963

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.705092	12.507374	6.85%	2,333
2018	12.183998	11.705092	-3.93%	2,470
2017	12.041924	12.183998	1.18%	2,258
2016	11.951147	12.041924	0.76%	2,190
2015	12.321334	11.951147	-3.00%	2,800
2014	12.049072	12.321334	2.26%	3,229
2013	12.616537	12.049072	-4.50%	2,190
2012	12.080918	12.616537	4.43%	10,353
2011	11.683262	12.080918	3.40%	7,259
2010	11.083449	11.683262	5.41%	7,656
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.672502	13.630256	16.77%	0
2018	13.331481	11.672502	-12.44%	0
2017	11.597965	13.331481	14.95%	0
2016	10.678491	11.597965	8.61%	0
2015	11.309624	10.678491	-5.58%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.126477	12.748261	14.58%	0
2018	12.381477	11.126477	-10.14%	0
2017	11.155014	12.381477	10.99%	0
2016	10.517894	11.155014	6.06%	0
2015	10.981057	10.517894	-4.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.485659	30.480517	19.60%	0
2018	31.748587	25.485659	-19.73%	0
2017	23.055659	31.748587	37.70%	0
2016	21.999811	23.055659	4.80%	0
2015	26.937085	21.999811	-18.33%	0
2014	29.307446	26.937085	-8.09%	0
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.634993	11.019323	3.61%	5,659
2018	10.914451	10.634993	-2.56%	6,105
2017	10.964983	10.914451	-0.46%	8,040
2016	11.162558	10.964983	-1.77%	7,362
2015	11.461267	11.162558	-2.61%	11,315
2014	11.241496	11.461267	1.95%	14,906
2013	12.017135	11.241496	-6.45%	33,489
2012	11.960441	12.017135	0.47%	65,206
2011	11.436494	11.960441	4.58%	63,166
2010	11.194417	11.436494	2.16%	61,119

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.921002	7.860559	-0.76%	7,972
2018	8.013781	7.921002	-1.16%	10,353
2017	8.184195	8.013781	-2.08%	10,741
2016	8.392825	8.184195	-2.49%	10,137
2015	8.608023	8.392825	-2.50%	14,935
2014	8.828741	8.608023	-2.50%	23,010
2013	9.055116	8.828741	-2.50%	58,890
2012	9.287938	9.055116	-2.51%	136,346
2011	9.525417	9.287938	-2.49%	148,727
2010	9.769647	9.525417	-2.50%	160,225
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.849044	9.100251	15.94%	0
2018	9.450427	7.849044	-16.95%	0
2017	7.626951	9.450427	23.91%	0
2016	7.772712	7.626951	-1.88%	0
2015	8.237384	7.772712	-5.64%	411
2014	8.509884	8.237384	-3.20%	947
2013	7.424130	8.509884	14.62%	4,012
2012	6.608646	7.424130	12.34%	8,887
2011	7.530917	6.608646	-12.25%	10,315
2010	6.835062	7.530917	10.18%	9,939
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.474415	10.014412	18.17%	0
2018	10.123098	8.474415	-16.29%	609
2017	8.341729	10.123098	21.35%	639
2016	8.510514	8.341729	-1.98%	732
2015	8.851734	8.510514	-3.85%	0
2014	9.677590	8.851734	-8.53%	0
2013	8.202236	9.677590	17.99%	64
2012	7.116882	8.202236	15.25%	4,405
2011	8.375321	7.116882	-15.03%	5,273
2010	7.998165	8.375321	4.72%	3,557
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.745727	27.440257	20.64%	59,425
2018	25.599213	22.745727	-11.15%	62,418
2017	22.168070	25.599213	15.48%	55,308
2016	20.768510	22.168070	6.74%	88,937
2015	21.515841	20.768510	-3.47%	79,020
2014	21.019637	21.515841	2.36%	66,157
2013	16.942064	21.019637	24.07%	71,558
2012	14.993060	16.942064	13.00%	60,409
2011	16.006045	14.993060	-6.33%	59,294
2010	14.321095	16.006045	11.77%	64,838

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.700365	16.531740	12.46%	286,383
2018	15.848006	14.700365	-7.24%	296,081
2017	14.625255	15.848006	8.36%	373,910
2016	14.109894	14.625255	3.65%	406,815
2015	14.496884	14.109894	-2.67%	470,128
2014	14.216725	14.496884	1.97%	619,857
2013	12.855477	14.216725	10.59%	607,277
2012	12.054444	12.855477	6.65%	506,638
2011	12.254428	12.054444	-1.63%	429,188
2010	11.445199	12.254428	7.07%	462,139
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.221344	20.139049	16.94%	88,661
2018	18.887656	17.221344	-8.82%	91,778
2017	16.871973	18.887656	11.95%	93,349
2016	16.060377	16.871973	5.05%	127,094
2015	16.560295	16.060377	-3.02%	131,495
2014	16.143528	16.560295	2.58%	107,940
2013	13.856133	16.143528	16.51%	84,255
2012	12.661231	13.856133	9.44%	58,827
2011	13.107855	12.661231	-3.41%	52,826
2010	12.000060	13.107855	9.23%	8,498
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.236571	13.068032	6.79%	32,740
2018	12.782606	12.236571	-4.27%	65,578
2017	12.404515	12.782606	3.05%	85,782
2016	12.201448	12.404515	1.66%	114,570
2015	12.481271	12.201448	-2.24%	123,426
2014	12.321941	12.481271	1.29%	141,151
2013	12.055398	12.321941	2.21%	175,363
2012	11.756798	12.055398	2.54%	128,944
2011	11.714186	11.756798	0.36%	125,976
2010	11.345903	11.714186	3.25%	88,859
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.506657	11.575555	10.17%	0
2018	11.420067	10.506657	-8.00%	0
2017	10.270896	11.420067	11.19%	0
2016	9.964735	10.270896	3.07%	0
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.786793	12.120842	12.37%	0
2018	11.778072	10.786793	-8.42%	0
2017	10.327318	11.778072	14.05%	0
2016	9.903024	10.327318	4.28%	0
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.655336	20.268639	14.80%	133,005
2018	19.201296	17.655336	-8.05%	159,116
2017	17.437962	19.201296	10.11%	217,747
2016	16.691539	17.437962	4.47%	292,720
2015	17.177048	16.691539	-2.83%	324,178
2014	16.749660	17.177048	2.55%	417,177
2013	14.729835	16.749660	13.71%	511,767
2012	13.634269	14.729835	8.04%	1,065,452
2011	13.988764	13.634269	-2.53%	1,292,512
2010	12.935490	13.988764	8.14%	1,136,139
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.641363	24.518406	18.78%	28,633
2018	22.946778	20.641363	-10.05%	32,857
2017	20.169345	22.946778	13.77%	54,654
2016	19.067781	20.169345	5.78%	118,890
2015	19.700520	19.067781	-3.21%	125,264
2014	19.251370	19.700520	2.33%	166,669
2013	16.134332	19.251370	19.32%	153,772
2012	14.547240	16.134332	10.91%	192,544
2011	15.243674	14.547240	-4.57%	253,103
2010	13.855936	15.243674	10.02%	307,625
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.954750	16.546891	10.65%	63,522
2018	15.935070	14.954750	-6.15%	66,948
2017	14.964079	15.935070	6.49%	89,653
2016	14.518679	14.964079	3.07%	96,360
2015	14.895523	14.518679	-2.53%	116,281
2014	14.586151	14.895523	2.12%	178,115
2013	13.539173	14.586151	7.73%	331,911
2012	12.853743	13.539173	5.33%	762,551
2011	12.916159	12.853743	-0.48%	860,076
2010	12.207537	12.916159	5.80%	921,712
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.388312	3.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.686690	6.87%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.916318	20.207946	26.96%	2,421
2018	16.892836	15.916318	-5.78%	2,328
2017	13.338967	16.892836	26.64%	2,977
2016	13.413092	13.338967	-0.55%	3,310
2015	13.339555	13.413092	0.55%	3,394
2014	12.421055	13.339555	7.39%	5,588
2013	9.477717	12.421055	31.06%	10,773
2012	8.370289	9.477717	13.23%	19,264
2011	8.871228	8.370289	-5.65%	23,177
2010	7.887171	8.871228	12.48%	41,753
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.608817	12.305825	16.00%	0
2018	11.433556	10.608817	-7.21%	0
2017	9.974912	11.433556	14.62%	0
2016	9.424385	9.974912	5.84%	0
2015	9.888263	9.424385	-4.69%	0
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.905859	14.160068	18.93%	0
2018	12.535691	11.905859	-5.02%	0
2017	10.564043	12.535691	18.66%	0
2016	9.845167	10.564043	7.30%	0
2015	10.083370	9.845167	-2.36%	0
2014*	10.000000	10.083370	0.83%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.643056	34.336139	33.90%	26
2018	26.716037	25.643056	-4.02%	632
2017	21.562217	26.716037	23.90%	1,087
2016	21.402034	21.562217	0.75%	1,297
2015	20.940925	21.402034	2.20%	1,172
2014	19.783916	20.940925	5.85%	1,602
2013	14.888534	19.783916	32.88%	3,657
2012	12.895523	14.888534	15.46%	17,683
2011	13.563910	12.895523	-4.93%	31,899
2010	12.819648	13.563910	5.81%	49,553
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.445778	26.489026	23.52%	0
2018	24.300273	21.445778	-11.75%	103
2017	22.982269	24.300273	5.73%	455
2016	19.606813	22.982269	17.22%	458
2015	21.044406	19.606813	-6.83%	6,989
2014	19.109671	21.044406	10.12%	12,820
2013	14.884970	19.109671	28.38%	29,384
2012	13.340409	14.884970	11.58%	63,991
2011	13.615544	13.340409	-2.02%	78,258
2010	12.341337	13.615544	10.32%	84,101

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	32.745559	40.116726	22.51%	106
2018	37.905538	32.745559	-13.61%	485
2017	33.576370	37.905538	12.89%	553
2016	28.626532	33.576370	17.29%	643
2015	30.124019	28.626532	-4.97%	719
2014	28.236471	30.124019	6.68%	912
2013	21.766621	28.236471	29.72%	3,175
2012	19.005213	21.766621	14.53%	10,877
2011	20.000475	19.005213	-4.98%	12,177
2010	16.253949	20.000475	23.05%	11,706
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.459551	14.123032	13.35%	462
2018	15.461319	12.459551	-19.41%	459
2017	12.940374	15.461319	19.48%	1,228
2016	12.641550	12.940374	2.36%	1,513
2015	13.698084	12.641550	-7.71%	6,682
2014	15.554720	13.698084	-11.94%	6,616
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.934657	15.776598	21.97%	381
2018	15.042351	12.934657	-14.01%	393
2017	13.489527	15.042351	11.51%	436
2016	11.921537	13.489527	13.15%	641
2015	12.662431	11.921537	-5.85%	1,563
2014	11.780417	12.662431	7.49%	1,842
2013	8.948032	11.780417	31.65%	26,332
2012	7.804974	8.948032	14.65%	41,560
2011	8.524077	7.804974	-8.44%	45,388
2010	7.754152	8.524077	9.93%	46,049
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.401742	19.805168	20.75%	1,317
2018	19.373540	16.401742	-15.34%	1,265
2017	17.453402	19.373540	11.00%	1,513
2016	15.221537	17.453402	14.66%	1,574
2015	16.075781	15.221537	-5.31%	1,669
2014	14.089820	16.075781	14.10%	3,316
2013	10.650900	14.089820	32.29%	19,168
2012	9.389800	10.650900	13.43%	26,654
2011	9.858964	9.389800	-4.76%	28,345
2010	8.452178	9.858964	16.64%	25,092

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.437391	29.615828	31.99%	0
2018	25.076652	22.437391	-10.52%	0
2017	20.632406	25.076652	21.54%	0
2016	19.582007	20.632406	5.36%	28
2015	19.978369	19.582007	-1.98%	1,458
2014	19.983455	19.978369	-0.03%	1,981
2013	14.237843	19.983455	40.35%	3,114
2012	12.913076	14.237843	10.26%	6,827
2011	13.358576	12.913076	-3.33%	7,989
2010	10.951449	13.358576	21.98%	7,941
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.810360	33.340485	15.72%	97
2018	35.659867	28.810360	-19.21%	93
2017	33.628005	35.659867	6.04%	258
2016	27.455235	33.628005	22.48%	295
2015	30.049288	27.455235	-8.63%	325
2014	28.866883	30.049288	4.10%	568
2013	21.143882	28.866883	36.53%	810
2012	18.026866	21.143882	17.29%	1,613
2011	19.554618	18.026866	-7.81%	2,606
2010	15.857367	19.554618	23.32%	2,366
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.391196	34.699768	22.22%	0
2018	33.411675	28.391196	-15.03%	0
2017	30.270369	33.411675	10.38%	0
2016	25.333159	30.270369	19.49%	0
2015	26.484758	25.333159	-4.35%	116
2014	27.013767	26.484758	-1.96%	120
2013	19.712347	27.013767	37.04%	249
2012	17.547095	19.712347	12.34%	865
2011	19.104866	17.547095	-8.15%	1,293
2010	15.677960	19.104866	21.86%	884
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.410961	18.939415	22.90%	3,906
2018	16.795166	15.410961	-8.24%	3,788
2017	14.552164	16.795166	15.41%	4,827
2016	13.554065	14.552164	7.36%	5,123
2015	13.960032	13.554065	-2.91%	5,637
2014	12.956290	13.960032	7.75%	8,167
2013	9.590812	12.956290	35.09%	11,156
2012	8.831945	9.590812	8.59%	14,617
2011	9.363752	8.831945	-5.68%	23,134
2010	7.772340	9.363752	20.48%	14,629

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.154858	15.459136	27.18%	0
2018	12.995619	12.154858	-6.47%	0
2017	12.556448	12.995619	3.50%	0
2016	12.015044	12.556448	4.51%	0
2015	13.062566	12.015044	-8.02%	0
2014	10.417275	13.062566	25.39%	0
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
2010	7.047616	8.920861	26.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.991145	19.124115	27.57%	402
2018	16.165603	14.991145	-7.27%	951
2017	13.676096	16.165603	18.20%	1,114
2016	12.590870	13.676096	8.62%	1,245
2015	12.793095	12.590870	-1.58%	742
2014	11.603655	12.793095	10.25%	520
2013*	10.000000	11.603655	16.04%	569
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.188790	9.325249	1.49%	3,087
2018	9.349021	9.188790	-1.71%	5,608
2017	9.439014	9.349021	-0.95%	7,499
2016	9.445015	9.439014	-0.06%	7,140
2015	9.720355	9.445015	-2.83%	14,869
2014	9.920601	9.720355	-2.02%	27,362
2013	10.164262	9.920601	-2.40%	83,819
2012	10.070717	10.164262	0.93%	160,409
2011	10.195882	10.070717	-1.23%	162,422
2010	10.210230	10.195882	-0.14%	178,772
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.366460	16.285225	21.84%	87
2018	15.465638	13.366460	-13.57%	77
2017	13.891091	15.465638	11.33%	82
2016	11.786304	13.891091	17.86%	90
2015	12.709035	11.786304	-7.26%	96
2014	12.467470	12.709035	1.94%	100
2013*	10.000000	12.467470	24.67%	94

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.130620	20.186886	33.42%	1,479
2018	16.697827	15.130620	-9.39%	1,479
2017	13.428674	16.697827	24.34%	2,172
2016	12.985674	13.428674	3.41%	2,537
2015	13.364901	12.985674	-2.84%	5,183
2014	13.216041	13.364901	1.13%	7,826
2013	9.779309	13.216041	35.14%	12,555
2012	8.749358	9.779309	11.77%	24,631
2011	9.391284	8.749358	-6.84%	29,197
2010	7.616007	9.391284	23.31%	29,533
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	29.247424	37.778721	29.17%	0
2018	32.107634	29.247424	-8.91%	0
2017	26.435064	32.107634	21.46%	0
2016	26.027829	26.435064	1.56%	0
2015	26.432332	26.027829	-1.53%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.632544	8.727039	1.09%	5,136
2018	8.765631	8.632544	-1.52%	5,193
2017	8.910358	8.765631	-1.62%	6,571
2016	9.028122	8.910358	-1.30%	5,914
2015	9.242642	9.028122	-2.32%	6,273
2014	9.422161	9.242642	-1.91%	10,668
2013	9.604522	9.422161	-1.90%	15,410
2012	9.417722	9.604522	1.98%	33,302
2011	9.630730	9.417722	-2.21%	49,447
2010	9.381818	9.630730	2.65%	56,985
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.041355	29.507975	22.74%	0
2018	26.159329	24.041355	-8.10%	0
2017	22.653111	26.159329	15.48%	0
2016	21.146801	22.653111	7.12%	0
2015	21.790061	21.146801	-2.95%	0
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	4
2011	14.758983	13.947407	-5.50%	281
2010	12.321060	14.758983	19.79%	5,156
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.006954	10.902609	8.95%	0
2018	10.856356	10.006954	-7.82%	0
2017	9.820090	10.856356	10.55%	0
2016	8.919993	9.820090	10.09%	0
2015	10.074444	8.919993	-11.46%	0
2014	10.285999	10.074444	-2.06%	0
2013	10.538238	10.285999	-2.39%	0
2012*	10.000000	10.538238	5.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.369848	10.474196	11.79%	0
2018	10.098736	9.369848	-7.22%	0
2017	9.434274	10.098736	7.04%	0
2016	8.546273	9.434274	10.39%	0
2015	8.977753	8.546273	-4.81%	0
2014	9.080409	8.977753	-1.13%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.186541	10.618922	4.24%	0
2018	10.892905	10.186541	-6.48%	0
2017	10.088472	10.892905	7.97%	0
2016	10.054512	10.088472	0.34%	0
2015	11.109470	10.054512	-9.50%	0
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.062578	10.195977	1.33%	12,531
2018	10.297605	10.062578	-2.28%	15,287
2017	10.430302	10.297605	-1.27%	16,944
2016	10.559205	10.430302	-1.22%	16,002
2015	10.807402	10.559205	-2.30%	20,773
2014	11.002185	10.807402	-1.77%	21,451
2013	11.310560	11.002185	-2.73%	22,753
2012	10.970530	11.310560	3.10%	25,297
2011	11.138787	10.970530	-1.51%	17,380
2010	10.861161	11.138787	2.56%	13,183
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.895380	9.908125	0.13%	0
2018	10.007688	9.895380	-1.12%	0
2017	10.032315	10.007688	-0.25%	0
2016*	10.000000	10.032315	0.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.953897	10.505457	5.54%	5,423
2018	10.275795	9.953897	-3.13%	11,654
2017	10.054226	10.275795	2.20%	11,178
2016	10.051626	10.054226	0.03%	10,716
2015	10.274886	10.051626	-2.17%	11,392
2014	10.116726	10.274886	1.56%	11,909
2013	10.593616	10.116726	-4.50%	10,501
2012	9.923217	10.593616	6.76%	7,376
2011*	10.000000	9.923217	-0.77%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.967730	12.673507	27.15%	0
2018	11.173293	9.967730	-10.79%	0
2017*	10.000000	11.173293	11.73%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.100787	17.466591	33.32%	0
2018	13.126260	13.100787	-0.19%	0
2017	10.283663	13.126260	27.64%	0
2016*	10.000000	10.283663	2.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.434812	17.614025	22.02%	0
2018	18.306328	14.434812	-21.15%	0
2017	14.831822	18.306328	23.43%	0
2016	15.593682	14.831822	-4.89%	0
2015	15.971200	15.593682	-2.36%	0
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.455776	39.450064	25.41%	0
2018	31.992907	31.455776	-1.68%	0
2017	25.772901	31.992907	24.13%	0
2016	29.604387	25.772901	-12.94%	0
2015	26.996859	29.604387	9.66%	0
2014	21.100280	26.996859	27.95%	0
2013	14.378070	21.100280	46.75%	0
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.879804	5.307165	8.76%	0
2018	6.993495	4.879804	-30.22%	0
2017	7.316526	6.993495	-4.42%	0
2016	5.232139	7.316526	39.84%	0
2015	8.085411	5.232139	-35.29%	0
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.001494	5.455253	9.07%	0
2018	7.153403	5.001494	-30.08%	0
2017	7.463016	7.153403	-4.15%	0
2016	5.325857	7.463016	40.13%	0
2015	8.208056	5.325857	-35.11%	0
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.706604	7.07%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.434284	30.955629	21.71%	649
2018	25.753254	25.434284	-1.24%	708
2017	20.985112	25.753254	22.72%	898
2016	19.974321	20.985112	5.06%	1,010
2015	21.094660	19.974321	-5.31%	1,853
2014	22.049753	21.094660	-4.33%	1,999
2013	15.053297	22.049753	46.48%	1,351
2012	14.313615	15.053297	5.17%	2,100
2011	15.387274	14.313615	-6.98%	1,782
2010	12.448604	15.387274	23.61%	1,637

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.869010	12.206156	12.30%	0
2018	12.039699	10.869010	-9.72%	0
2017	10.806018	12.039699	11.42%	0
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	24.311940	29.286100	20.46%	0
2018	26.500794	24.311940	-8.26%	0
2017	22.928019	26.500794	15.58%	0
2016	21.181396	22.928019	8.25%	0
2015	21.429925	21.181396	-1.16%	0
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.593744	8.642561	13.81%	0
2018*	10.000000	7.593744	-24.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	31.001735	36.223998	16.85%	0
2018	37.563538	31.001735	-17.47%	0
2017	34.154602	37.563538	9.98%	0
2016	28.083164	34.154602	21.62%	0
2015	30.558179	28.083164	-8.10%	1,117
2014	28.782917	30.558179	6.17%	1,372
2013	21.459344	28.782917	34.13%	1,456
2012	18.588944	21.459344	15.44%	185
2011	20.874369	18.588944	-10.95%	1,628
2010	16.920857	20.874369	23.36%	1,598
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.079076	11.757741	6.13%	0
2018	11.700423	11.079076	-5.31%	0
2017	11.580532	11.700423	1.04%	920
2016	11.383298	11.580532	1.73%	1,240
2015	11.976833	11.383298	-4.96%	2,531
2014	11.897640	11.976833	0.67%	4,882
2013	13.340205	11.897640	-10.81%	3,137
2012	12.748550	13.340205	4.64%	2,602
2011	11.706243	12.748550	8.90%	11,753
2010	11.427508	11.706243	2.44%	30,173

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	23.078438	27.830990	20.59%	0
2018	25.521835	23.078438	-9.57%	0
2017	21.768976	25.521835	17.24%	0
2016	19.732325	21.768976	10.32%	0
2015	21.529523	19.732325	-8.35%	0
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.154204	27.848844	25.70%	0
2018	26.123655	22.154204	-15.19%	0
2017	24.047497	26.123655	8.63%	3,264
2016	20.107002	24.047497	19.60%	3,278
2015	20.964339	20.107002	-4.09%	2,102
2014	18.507467	20.964339	13.28%	2,427
2013	14.620076	18.507467	26.59%	3,172
2012	12.908774	14.620076	13.26%	2,055
2011	13.358495	12.908774	-3.37%	3,031
2010	11.521407	13.358495	15.94%	3,219
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.925349	11.109790	11.93%	0
2018	10.489503	9.925349	-5.38%	0
2017	10.051714	10.489503	4.36%	0
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.435850	10.036342	6.36%	0
2018	9.754501	9.435850	-3.27%	0
2017	9.698096	9.754501	0.58%	0
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.218373	13.934498	24.21%	0
2018	12.435941	11.218373	-9.79%	0
2017	10.953979	12.435941	13.53%	0
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.897636	15.947964	14.75%	0
2018	15.433077	13.897636	-9.95%	0
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	2,297
2012	12.023275	12.883684	7.16%	2,302
2011	12.803302	12.023275	-6.09%	2,240
2010	11.969753	12.803302	6.96%	2,205
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.606671	12.388453	16.80%	0
2018	12.911154	10.606671	-17.85%	0
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	34.181034	40.708495	19.10%	0
2018	38.540075	34.181034	-11.31%	0
2017	35.181853	38.540075	9.55%	0
2016	28.712668	35.181853	22.53%	0
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	3,102
2013	21.474692	29.448071	37.13%	3,802
2012	19.040545	21.474692	12.78%	2,637
2011	19.428449	19.040545	-2.00%	6,905
2010	15.844234	19.428449	22.62%	1,991
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.554283	32.468358	27.06%	0
2018	27.565085	25.554283	-7.29%	0
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	225
2015	21.857400	21.484998	-1.70%	227
2014	19.830646	21.857400	10.22%	448
2013	15.450609	19.830646	28.35%	479
2012	13.731020	15.450609	12.52%	494
2011	13.864896	13.731020	-0.97%	1,182
2010	12.421688	13.864896	11.62%	1,284

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.981584	29.040264	32.11%	0
2018	24.285134	21.981584	-9.49%	0
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	8,720
2011	14.020079	14.857461	5.97%	1,159
2010	12.505268	14.020079	12.11%	865
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	18.106619	21.437040	18.39%	0
2018	23.024350	18.106619	-21.36%	0
2017	18.995528	23.024350	21.21%	0
2016	16.689162	18.995528	13.82%	0
2015	17.569084	16.689162	-5.01%	0
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.467553	10.750584	13.55%	0
2018	10.121425	9.467553	-6.46%	0
2017*	10.000000	10.121425	1.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.815301	15.950343	24.46%	0
2018	15.835996	12.815301	-19.07%	0
2017	14.539574	15.835996	8.92%	2,284
2016	11.380989	14.539574	27.75%	1,903
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	540
2013*	10.000000	12.130926	21.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.839925	10.267801	4.35%	0
2018	10.107526	9.839925	-2.65%	0
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.011431	10.530572	16.86%	0
2018*	10.000000	9.011431	-9.89%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.668721	12.413862	6.39%	0
2018	12.070333	11.668721	-3.33%	0
2017	11.937700	12.070333	1.11%	0
2016	11.831347	11.937700	0.90%	0
2015	12.194538	11.831347	-2.98%	0
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.174954	10.292237	25.90%	0
2018*	10.000000	8.174954	-18.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.937833	15.721684	12.80%	0
2018	14.941397	13.937833	-6.72%	0
2017	13.591851	14.941397	9.93%	0
2016	13.253330	13.591851	2.55%	0
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	2,395
2013	12.205107	13.463495	10.31%	2,691
2012	11.225020	12.205107	8.73%	3,947
2011	11.567530	11.225020	-2.96%	4,280
2010	10.546844	11.567530	9.68%	8,538
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.702477	17.175815	16.82%	5,935
2018	16.065929	14.702477	-8.49%	5,991
2017	14.179379	16.065929	13.30%	6,042
2016	13.751411	14.179379	3.11%	6,095
2015	14.176352	13.751411	-3.00%	6,151
2014	13.908193	14.176352	1.93%	8,502
2013	12.342309	13.908193	12.69%	8,834
2012	11.201851	12.342309	10.18%	9,173
2011	11.638850	11.201851	-3.75%	10,963
2010	10.446336	11.638850	11.42%	11,789
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.665312	18.946876	20.95%	0
2018	17.486100	15.665312	-10.41%	0
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
2010	10.204831	11.525093	12.94%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.902950	13.187215	20.95%	0
2018	11.709944	10.902950	-6.89%	0
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.041606	37.152364	27.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.757681	11.513347	7.02%	0
2018	14.675893	10.757681	-26.70%	0
2017	15.488696	14.675893	-5.25%	0
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	1,086
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.291453	26.372962	23.87%	0
2018	23.891671	21.291453	-10.88%	0
2017	21.761985	23.891671	9.79%	0
2016	18.970272	21.761985	14.72%	0
2015	20.328358	18.970272	-6.68%	386
2014	19.229704	20.328358	5.71%	436
2013	15.436922	19.229704	24.57%	456
2012	13.533599	15.436922	14.06%	1,778
2011	13.796680	13.533599	-1.91%	2,582
2010	12.319644	13.796680	11.99%	2,854
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.229498	14.191211	26.37%	0
2018	12.691798	11.229498	-11.52%	0
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.457818	37.154751	30.56%	0
2018	29.333682	28.457818	-2.99%	0
2017	22.325583	29.333682	31.39%	4,350
2016	22.782894	22.325583	-2.01%	3,940
2015	21.869122	22.782894	4.18%	1,926
2014	20.215082	21.869122	8.18%	10,483
2013	15.252692	20.215082	32.53%	3,168
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	909
2010	11.634753	14.043914	20.71%	2,400

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.943365	12.733391	6.61%	205
2018	12.354877	11.943365	-3.33%	237
2017	12.190613	12.354877	1.35%	240
2016	11.972600	12.190613	1.82%	638
2015	12.391204	11.972600	-3.38%	6,234
2014	12.039095	12.391204	2.92%	9,064
2013	12.615011	12.039095	-4.57%	14,507
2012	12.258973	12.615011	2.90%	12,038
2011	11.752048	12.258973	4.31%	24,060
2010	11.213147	11.752048	4.81%	52,193
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	33.203989	39.855301	20.03%	0
2018	39.985118	33.203989	-16.96%	0
2017	34.037746	39.985118	17.47%	0
2016	31.205243	34.037746	9.08%	0
2015	32.552123	31.205243	-4.14%	2,312
2014	31.503792	32.552123	3.33%	3,957
2013	23.793129	31.503792	32.41%	3,596
2012	21.313396	23.793129	11.63%	5,424
2011	24.532712	21.313396	-13.12%	8,847
2010	19.579731	24.532712	25.30%	16,970
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.904088	23.488365	24.25%	0
2018	22.841045	18.904088	-17.24%	0
2017	18.029926	22.841045	26.68%	0
2016	19.529322	18.029926	-7.68%	3,032
2015	19.400905	19.529322	0.66%	639
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.688181	12.805980	19.81%	0
2018	11.726504	10.688181	-8.85%	0
2017	11.595130	11.726504	1.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	25.707757	33.594990	30.68%	0
2018	31.980768	25.707757	-19.61%	0
2017	27.555795	31.980768	16.06%	0
2016	25.875700	27.555795	6.49%	0
2015	27.427999	25.875700	-5.66%	0
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
2010	15.413239	18.976719	23.12%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.264936	13.157821	16.80%	0
2018	12.796138	11.264936	-11.97%	0
2017	11.725407	12.796138	9.13%	0
2016	10.630221	11.725407	10.30%	0
2015	11.631141	10.630221	-8.61%	0
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	2,055
2011	8.922286	8.561124	-4.05%	2,102
2010	8.304096	8.922286	7.44%	2,095
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.788455	15.594715	13.10%	0
2018	14.787805	13.788455	-6.76%	0
2017	13.835285	14.787805	6.88%	0
2016	12.450280	13.835285	11.12%	0
2015	13.745833	12.450280	-9.43%	374
2014	13.483172	13.745833	1.95%	374
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	15,174
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	25.620517	32.265677	25.94%	0
2018	27.700716	25.620517	-7.51%	0
2017	23.576251	27.700716	17.49%	0
2016	20.847005	23.576251	13.09%	0
2015	22.202504	20.847005	-6.11%	0
2014	20.955509	22.202504	5.95%	37
2013	16.580866	20.955509	26.38%	37
2012	15.197831	16.580866	9.10%	599
2011	14.712054	15.197831	3.30%	661
2010	12.513402	14.712054	17.57%	781
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.962697	36.892059	23.13%	26
2018	35.296632	29.962697	-15.11%	27
2017	32.731071	35.296632	7.84%	29
2016	25.797235	32.731071	26.88%	33
2015	28.583969	25.797235	-9.75%	122
2014	29.165614	28.583969	-1.99%	165
2013	21.967646	29.165614	32.77%	1,046
2012	19.042266	21.967646	15.36%	2,421
2011	20.303088	19.042266	-6.21%	7,450
2010	16.248200	20.303088	24.96%	11,618

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.329520	11.518838	23.47%	0
2018	11.371348	9.329520	-17.96%	0
2017	8.309852	11.371348	36.84%	0
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.137890	18.793374	9.66%	0
2018	20.801278	17.137890	-17.61%	0
2017	18.290622	20.801278	13.73%	0
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	1,609
2014	22.191048	19.217639	-13.40%	3,017
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.858343	8.806212	-0.59%	0
2018	8.918638	8.858343	-0.68%	0
2017	8.978461	8.918638	-0.67%	0
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.896924	11.886622	9.08%	0
2018	11.690605	10.896924	-6.79%	0
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.325956	9.889910	6.05%	0
2018*	10.000000	9.325956	-6.74%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.013694	9.224216	2.34%	0
2018	9.745420	9.013694	-7.51%	0
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.157368	21.480965	32.95%	0
2018	17.253945	16.157368	-6.36%	0
2017	13.937108	17.253945	23.80%	0
2016	14.018049	13.937108	-0.58%	0
2015	13.732582	14.018049	2.08%	0
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.424219	15.138809	21.85%	0
2018	14.424490	12.424219	-13.87%	0
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.970580	37.112095	28.10%	0
2018	34.331610	28.970580	-15.62%	0
2017	25.841324	34.331610	32.86%	0
2016	26.557404	25.841324	-2.70%	0
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.290422	10.013799	7.79%	0
2018	9.988314	9.290422	-6.99%	0
2017	9.665473	9.988314	3.34%	0
2016	9.332961	9.665473	3.56%	0
2015	9.821966	9.332961	-4.98%	0
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.242273	10.277278	24.69%	0
2018	10.515258	8.242273	-21.62%	0
2017	8.532968	10.515258	23.23%	0
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	1,233

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.963563	29.480387	28.38%	64
2018	25.644598	22.963563	-10.45%	70
2017	22.560441	25.644598	13.67%	78
2016	20.799097	22.560441	8.47%	91
2015	20.700239	20.799097	0.48%	5,765
2014	19.240734	20.700239	7.59%	10,407
2013	15.021393	19.240734	28.09%	14,642
2012	13.219623	15.021393	13.63%	11,003
2011	13.607633	13.219623	-2.85%	17,591
2010	12.055541	13.607633	12.87%	35,469
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.863862	39.166291	22.92%	0
2018	36.555250	31.863862	-12.83%	0
2017	32.928435	36.555250	11.01%	73
2016	28.713249	32.928435	14.68%	81
2015	31.376782	28.713249	-8.49%	3,269
2014	28.836962	31.376782	8.81%	4,497
2013	21.042720	28.836962	37.04%	2,178
2012	18.351799	21.042720	14.66%	2,502
2011	19.290778	18.351799	-4.87%	2,808
2010	16.086219	19.290778	19.92%	1,444
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.263135	15.739794	18.67%	0
2018	14.395202	13.263135	-7.86%	0
2017	12.488649	14.395202	15.27%	0
2016	13.152349	12.488649	-5.05%	0
2015	14.725730	13.152349	-10.68%	441
2014	15.951061	14.725730	-7.68%	441
2013	13.080810	15.951061	21.94%	4,987
2012	11.263878	13.080810	16.13%	5,333
2011	12.455671	11.263878	-9.57%	5,549
2010	11.761044	12.455671	5.91%	6,030
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.731030	12.711487	8.36%	0
2018	12.299843	11.731030	-4.62%	0
2017	11.830637	12.299843	3.97%	0
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	14,913
2013	10.723743	11.547573	7.68%	13,192
2012*	10.000000	10.723743	7.24%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.195047	20.425818	34.42%	0
2018	15.604102	15.195047	-2.62%	0
2017	12.617458	15.604102	23.67%	0
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	1,177
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	23.236019	27.687088	19.16%	0
2018	23.745083	23.236019	-2.14%	0
2017	20.624237	23.745083	15.13%	0
2016	20.285342	20.624237	1.67%	0
2015	20.731072	20.285342	-2.15%	0
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.364757	9.972656	6.49%	0
2018	9.736429	9.364757	-3.82%	0
2017	9.666392	9.736429	0.72%	0
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	35.475349	47.310983	33.36%	0
2018	35.793847	35.475349	-0.89%	0
2017	28.252628	35.793847	26.69%	0
2016	28.437489	28.252628	-0.65%	0
2015	26.069556	28.437489	9.08%	1,815
2014	24.663271	26.069556	5.70%	2,135
2013	19.336156	24.663271	27.55%	2,324
2012	16.020816	19.336156	20.69%	2,434
2011	17.665535	16.020816	-9.31%	5,764
2010	17.024431	17.665535	3.77%	18,240
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.813724	30.785300	41.13%	0
2018	22.186202	21.813724	-1.68%	0
2017	15.709029	22.186202	41.23%	0
2016	14.157758	15.709029	10.96%	0
2015	13.883259	14.157758	1.98%	0
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.113061	27.304373	23.48%	0
2018	26.743389	22.113061	-17.31%	0
2017	20.978435	26.743389	27.48%	0
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.221474	9.465323	15.13%	0
2018	10.360606	8.221474	-20.65%	0
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.654711	10.199785	5.65%	0
2018	10.011530	9.654711	-3.56%	0
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.998519	20.649019	37.67%	0
2018	15.662335	14.998519	-4.24%	0
2017	12.721108	15.662335	23.12%	0
2016	11.997419	12.721108	6.03%	0
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.161819	33.017270	26.20%	64
2018	29.952720	26.161819	-12.66%	71
2017	26.190386	29.952720	14.37%	5,100
2016	23.619868	26.190386	10.88%	4,485
2015	24.466486	23.619868	-3.46%	8,734
2014	22.782329	24.466486	7.39%	14,771
2013	17.241002	22.782329	32.14%	15,860
2012	15.268221	17.241002	12.92%	8,668
2011	15.740351	15.268221	-3.00%	30,001
2010	14.522997	15.740351	8.38%	54,227
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.765856	7.66%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.106632	19.722513	22.45%	0
2018	18.311334	16.106632	-12.04%	0
2017	14.815493	18.311334	23.60%	4,533
2016	14.639677	14.815493	1.20%	4,198
2015	14.129694	14.639677	3.61%	9,304
2014	14.337034	14.129694	-1.45%	17,764
2013	11.526613	14.337034	24.38%	20,845
2012	10.203372	11.526613	12.97%	7,760
2011	10.659314	10.203372	-4.28%	6,568
2010*	10.000000	10.659314	6.59%	579
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.171445	16.556347	36.03%	0
2018	12.420294	12.171445	-2.00%	0
2017	9.948556	12.420294	24.85%	0
2016	9.644725	9.948556	3.15%	0
2015*	10.000000	9.644725	-3.55%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.399590	12.287668	7.79%	0
2018	11.807065	11.399590	-3.45%	0
2017	11.440755	11.807065	3.20%	0
2016	11.089431	11.440755	3.17%	0
2015	11.475136	11.089431	-3.36%	241
2014	10.947179	11.475136	4.82%	246
2013	11.299207	10.947179	-3.12%	243
2012	10.619357	11.299207	6.40%	1,079
2011	10.337855	10.619357	2.72%	1,055
2010	9.927442	10.337855	4.13%	1,706
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.658649	21.871959	11.26%	0
2018	21.705105	19.658649	-9.43%	0
2017	20.323315	21.705105	6.80%	0
2016	18.858231	20.323315	7.77%	0
2015	19.581950	18.858231	-3.70%	0
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.995588	11.209154	24.61%	0
2018	10.023123	8.995588	-10.25%	0
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.167599	19.536806	20.84%	0
2018	17.877041	16.167599	-9.56%	0
2017	15.608889	17.877041	14.53%	0
2016	14.428448	15.608889	8.18%	0
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	12,822
2012	10.878675	12.999241	19.49%	7,198
2011	11.265383	10.878675	-3.43%	17,507
2010*	10.000000	11.265383	12.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.358063	16.899882	17.70%	5,275
2018	15.508121	14.358063	-7.42%	6,693
2017	13.742313	15.508121	12.85%	6,806
2016	12.936619	13.742313	6.23%	9,144
2015	13.145771	12.936619	-1.59%	21,259
2014	12.848561	13.145771	2.31%	52,532
2013	10.694457	12.848561	20.14%	102,729
2012	9.484316	10.694457	12.76%	125,728
2011	9.642376	9.484316	-1.64%	128,138
2010	8.833028	9.642376	9.16%	123,177
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.948833	10.566104	6.20%	7,978
2018	10.321399	9.948833	-3.61%	10,375
2017	10.261170	10.321399	0.59%	9,978
2016	10.257067	10.261170	0.04%	11,717
2015	10.549847	10.257067	-2.78%	22,459
2014	10.312484	10.549847	2.30%	54,259
2013	10.861918	10.312484	-5.06%	93,833
2012	10.619417	10.861918	2.28%	113,047
2011	10.306571	10.619417	3.04%	106,140
2010	9.978477	10.306571	3.29%	98,201
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.877800	20.854358	31.34%	0
2018	17.991002	15.877800	-11.75%	0
2017	14.095292	17.991002	27.64%	4,035
2016	14.436052	14.095292	-2.36%	0
2015	13.904076	14.436052	3.83%	8,096
2014	14.010754	13.904076	-0.76%	7,496
2013	11.176181	14.010754	25.36%	8,554
2012	9.394355	11.176181	18.97%	1,920
2011	10.629301	9.394355	-11.62%	2,420
2010	9.799774	10.629301	8.46%	5,745

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.670266	22.434941	26.96%	0
2018	18.255174	17.670266	-3.20%	0
2017	14.657029	18.255174	24.55%	215
2016	13.789587	14.657029	6.29%	598
2015	13.295893	13.789587	3.71%	3,280
2014	12.625352	13.295893	5.31%	6,793
2013	9.995760	12.625352	26.31%	16,543
2012	8.737424	9.995760	14.40%	7,562
2011	9.406610	8.737424	-7.11%	10,074
2010	8.166735	9.406610	15.18%	11,932
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.767337	18.084507	22.46%	5,197
2018	15.494573	14.767337	-4.69%	6,528
2017	13.039542	15.494573	18.83%	7,158
2016	12.044352	13.039542	8.26%	10,102
2015	12.226688	12.044352	-1.49%	18,655
2014	11.382472	12.226688	7.42%	42,909
2013	8.784156	11.382472	29.58%	89,970
2012	7.700587	8.784156	14.07%	140,998
2011	8.082379	7.700587	-4.72%	142,745
2010	7.473482	8.082379	8.15%	132,212
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.302099	14.151481	6.39%	0
2018	13.979972	13.302099	-4.85%	0
2017	13.490590	13.979972	3.63%	19,382
2016	12.740906	13.490590	5.88%	11,640
2015	13.463479	12.740906	-5.37%	20,678
2014	13.299277	13.463479	1.23%	23,595
2013	13.802520	13.299277	-3.65%	15,553
2012	12.618776	13.802520	9.38%	10,797
2011	12.267503	12.618776	2.86%	14,988
2010	11.383200	12.267503	7.77%	16,131
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.714918	29.351463	23.77%	16
2018	26.301238	23.714918	-9.83%	17
2017	22.931176	26.301238	14.70%	251
2016	20.012585	22.931176	14.58%	280
2015	21.967720	20.012585	-8.90%	555
2014	20.695251	21.967720	6.15%	1,649
2013	15.695825	20.695251	31.85%	8,753
2012	13.630653	15.695825	15.15%	2,493
2011	14.352557	13.630653	-5.03%	3,851
2010	12.757362	14.352557	12.50%	7,196

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.528197	10.672958	12.01%	0
2018	10.684043	9.528197	-10.82%	0
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.009062	10.396221	3.87%	0
2018*	10.000000	10.009062	0.09%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.451471	20.631583	11.82%	0
2018	19.522506	18.451471	-5.49%	0
2017	18.763999	19.522506	4.04%	0
2016	16.865947	18.763999	11.25%	0
2015	17.770721	16.865947	-5.09%	0
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.495430	18.093306	24.82%	0
2018	15.661239	14.495430	-7.44%	0
2017	12.880503	15.661239	21.59%	0
2016	11.640080	12.880503	10.66%	0
2015	12.088895	11.640080	-3.71%	273
2014	11.641640	12.088895	3.84%	271
2013	8.322867	11.641640	39.88%	287
2012	7.310415	8.322867	13.85%	1,894
2011	8.491116	7.310415	-13.91%	3,614
2010	7.551323	8.491116	12.45%	3,206
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.101980	11.782630	29.45%	124
2018	11.210407	9.101980	-18.81%	134
2017	9.162929	11.210407	22.35%	136
2016	9.640328	9.162929	-4.95%	153
2015	9.957829	9.640328	-3.19%	163
2014	10.358492	9.957829	-3.87%	1,582
2013	8.779059	10.358492	17.99%	7,267
2013	8.779059	10.358492	17.99%	7,267
2012	7.798884	8.779059	12.57%	10,859
2011	8.854791	7.798884	-11.92%	20,065
2010	7.984057	8.854791	10.91%	36,812

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.592224	29.663124	25.73%	62
2018	24.280530	23.592224	-2.83%	71
2017	20.719226	24.280530	17.19%	86
2016	19.125757	20.719226	8.33%	99
2015	19.497213	19.125757	-1.91%	111
2014	17.893068	19.497213	8.97%	481
2013	14.038553	17.893068	27.46%	4,316
2012	12.654456	14.038553	10.94%	7,322
2011	12.935991	12.654456	-2.18%	14,116
2010	11.723931	12.935991	10.34%	30,314
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.109939	14.628774	20.80%	0
2018	13.925070	12.109939	-13.03%	0
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	3,268
2013	9.180730	11.583822	26.18%	12,287
2012	8.111270	9.180730	13.18%	12,287
2011	8.890218	8.111270	-8.76%	12,287
2010	7.935787	8.890218	12.03%	12,287
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.595667	13.128269	13.22%	0
2018	12.692033	11.595667	-8.64%	0
2017	11.622467	12.692033	9.20%	0
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	4,302
2013	10.264545	11.469003	11.73%	20,504
2012	9.484681	10.264545	8.22%	67,955
2011	9.865025	9.484681	-3.86%	114,855
2010	9.168916	9.865025	7.59%	104,581
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.066030	14.138340	17.17%	3,981
2018	13.483910	12.066030	-10.52%	4,024
2017	11.947312	13.483910	12.86%	4,064
2016	11.422711	11.947312	4.59%	0
2015	11.879499	11.422711	-3.85%	15,142
2014	11.643410	11.879499	2.03%	160,048
2013	9.854361	11.643410	18.15%	177,200
2012	8.898775	9.854361	10.74%	179,191
2011	9.457221	8.898775	-5.90%	209,528
2010	8.634762	9.457221	9.52%	244,255

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.661228	11.498002	7.85%	0
2018	11.234458	10.661228	-5.10%	0
2017	10.838423	11.234458	3.65%	0
2016	10.630838	10.838423	1.95%	0
2015	10.989682	10.630838	-3.27%	23,175
2014	10.913127	10.989682	0.70%	37,838
2013	10.672242	10.913127	2.26%	30,712
2012	10.188217	10.672242	4.75%	70,412
2011	10.308704	10.188217	-1.17%	54,116
2010	9.904798	10.308704	4.08%	48,644
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.400154	11.538950	10.95%	0
2018	11.478837	10.400154	-9.40%	0
2017	10.262883	11.478837	11.85%	0
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.673032	12.004222	12.47%	0
2018	11.787722	10.673032	-9.46%	0
2017	10.268357	11.787722	14.80%	0
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.880088	13.677812	15.13%	13,986
2018	13.122733	11.880088	-9.47%	15,093
2017	11.814656	13.122733	11.07%	16,190
2016	11.357533	11.814656	4.02%	30,559
2015	11.780332	11.357533	-3.59%	43,562
2014	11.560275	11.780332	1.90%	79,910
2013	10.069798	11.560275	14.80%	119,171
2012	9.196320	10.069798	9.50%	102,080
2011	9.661834	9.196320	-4.82%	131,099
2010	8.902263	9.661834	8.53%	175,184

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.064597	14.370697	19.11%	0
2018	13.682485	12.064597	-11.82%	0
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	3,601
2015	11.815137	11.340207	-4.02%	16,916
2014	11.595366	11.815137	1.90%	3,635
2013	9.574326	11.595366	21.11%	3,665
2012	8.574731	9.574326	11.66%	3,699
2011	9.229854	8.574731	-7.10%	3,737
2010	8.358577	9.229854	10.42%	5,079
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.372579	12.667601	11.39%	0
2018	12.255655	11.372579	-7.21%	0
2017	11.444083	12.255655	7.09%	0
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	700
2014	11.328751	11.490543	1.43%	6,457
2013	10.450646	11.328751	8.40%	1,897
2012	9.745905	10.450646	7.23%	11,483
2011	10.027472	9.745905	-2.81%	13,608
2010	9.437218	10.027472	6.25%	23,496
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.538971	13.744996	9.62%	120
2018	15.263937	12.538971	-17.85%	113
2017	12.762624	15.263937	19.60%	474
2016	12.951272	12.762624	-1.46%	517
2015	13.830092	12.951272	-6.35%	1,704
2014	15.450904	13.830092	-10.49%	4,078
2013	13.202184	15.450904	17.03%	6,620
2012	11.331470	13.202184	16.51%	7,836
2011	13.277584	11.331470	-14.66%	15,947
2010	12.811727	13.277584	3.64%	27,857
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.004394	11.656513	5.93%	148
2018	11.372198	11.004394	-3.23%	172
2017	11.200787	11.372198	1.53%	174
2016	10.945211	11.200787	2.34%	171
2015	11.331400	10.945211	-3.41%	181
2014	11.108157	11.331400	2.01%	6,633
2013	11.646760	11.108157	-4.62%	11,124
2012	11.120167	11.646760	4.74%	11,307
2011	10.740293	11.120167	3.54%	14,314
2010	10.321677	10.740293	4.06%	32,523

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.641230	12.432749	6.80%	0
2018	12.123774	11.641230	-3.98%	0
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	10,801
2015	12.279271	11.904234	-3.05%	408
2014	12.014093	12.279271	2.21%	1,042
2013	12.586370	12.014093	-4.55%	330
2012	12.058234	12.586370	4.38%	312
2011	11.667296	12.058234	3.35%	318
2010	11.073984	11.667296	5.36%	303
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.638636	13.583737	16.71%	0
2018	13.299673	11.638636	-12.49%	0
2017	11.576207	13.299673	14.89%	0
2016	10.663899	11.576207	8.56%	0
2015	11.299958	10.663899	-5.63%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.094174	12.704736	14.52%	0
2018	12.351908	11.094174	-10.18%	0
2017	11.134066	12.351908	10.94%	0
2016	10.503513	11.134066	6.00%	0
2015	10.971671	10.503513	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.278869	30.217704	19.54%	0
2018	31.507248	25.278869	-19.77%	0
2017	22.892092	31.507248	37.63%	0
2016	21.854914	22.892092	4.75%	0
2015	26.773426	21.854914	-18.37%	0
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.548742	10.924353	3.56%	158
2018	10.831515	10.548742	-2.61%	181
2017	10.887230	10.831515	-0.51%	182
2016	11.089083	10.887230	-1.82%	173
2015	11.391655	11.089083	-2.66%	544
2014	11.178962	11.391655	1.90%	4,377
2013	11.956428	11.178962	-6.50%	9,007
2012	11.906138	11.956428	0.42%	15,746
2011	11.390386	11.906138	4.53%	27,048
2010	11.154997	11.390386	2.11%	50,835

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.856603	7.792651	-0.81%	0
2018	7.952735	7.856603	-1.21%	0
2017	8.126009	7.952735	-2.13%	200
2016	8.337415	8.126009	-2.54%	179
2015	8.555579	8.337415	-2.55%	11,080
2014	8.779455	8.555579	-2.55%	17,915
2013	9.009187	8.779455	-2.55%	18,048
2012	9.245579	9.009187	-2.56%	112,207
2011	9.486829	9.245579	-2.54%	40,926
2010	9.735058	9.486829	-2.55%	44,209
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.806189	9.045922	15.88%	0
2018	9.403671	7.806189	-16.99%	0
2017	7.593107	9.403671	23.84%	408
2016	7.742192	7.593107	-1.93%	437
2015	8.209248	7.742192	-5.69%	432
2014	8.485170	8.209248	-3.25%	3,752
2013	7.406374	8.485170	14.57%	756
2012	6.596234	7.406374	12.28%	7,458
2011	7.520638	6.596234	-12.29%	22,331
2010	6.829224	7.520638	10.12%	11,578
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.419518	9.944448	18.11%	0
2018	10.062709	8.419518	-16.33%	0
2017	8.296208	10.062709	21.29%	0
2016	8.468400	8.296208	-2.03%	0
2015	8.812461	8.468400	-3.90%	2,590
2014	9.639599	8.812461	-8.58%	4,598
2013	8.174218	9.639599	17.93%	4,227
2012	7.096218	8.174218	15.19%	1,518
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.561172	27.203658	20.58%	0
2018	25.404617	22.561172	-11.19%	0
2017	22.010817	25.404617	15.42%	0
2016	20.631727	22.010817	6.68%	22,120
2015	21.385114	20.631727	-3.52%	22,120
2014	20.902649	21.385114	2.31%	22,120
2013	16.856410	20.902649	24.00%	87,692
2012	14.924933	16.856410	12.94%	89,206
2011	15.941481	14.924933	-6.38%	89,206
2010	14.270643	15.941481	11.71%	107,161

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.627643	16.441528	12.40%	1,076
2018	15.777749	14.627643	-7.29%	3,250
2017	14.567863	15.777749	8.31%	3,461
2016	14.061722	14.567863	3.60%	3,598
2015	14.454808	14.061722	-2.72%	1,621
2014	14.182742	14.454808	1.92%	2,967
2013	12.831316	14.182742	10.53%	6,859
2012	12.037977	12.831316	6.59%	7,018
2011	12.243948	12.037977	-1.68%	9,428
2010	11.441283	12.243948	7.02%	3,111
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.136146	20.029143	16.88%	25,374
2018	18.803911	17.136146	-8.87%	25,624
2017	16.805757	18.803911	11.89%	25,856
2016	16.005533	16.805757	5.00%	26,093
2015	16.512212	16.005533	-3.07%	26,349
2014	16.104915	16.512212	2.53%	44,172
2013	13.830086	16.104915	16.45%	29,624
2012	12.643935	13.830086	9.38%	29,780
2011	13.096652	12.643935	-3.46%	29,937
2010	11.995956	13.096652	9.18%	20,959
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.137332	12.955404	6.74%	8,504
2018	12.685488	12.137332	-4.32%	9,208
2017	12.316570	12.685488	3.00%	9,920
2016	12.121144	12.316570	1.61%	10,631
2015	12.405497	12.121144	-2.29%	16,244
2014	12.253409	12.405497	1.24%	66,292
2013	11.994497	12.253409	2.16%	74,661
2012	11.703416	11.994497	2.49%	78,218
2011	11.666968	11.703416	0.31%	95,769
2010	11.305970	11.666968	3.19%	95,512
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.476182	11.536059	10.12%	0
2018	11.392814	10.476182	-8.05%	0
2017	10.251628	11.392814	11.13%	0
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.755491	12.079473	12.31%	0
2018	11.749945	10.755491	-8.46%	0
2017	10.307918	11.749945	13.99%	0
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.512185	20.094005	14.74%	5,781
2018	19.055448	17.512185	-8.10%	9,414
2017	17.314355	19.055448	10.06%	10,114
2016	16.581702	17.314355	4.42%	19,829
2015	17.072766	16.581702	-2.88%	28,853
2014	16.656509	17.072766	2.50%	69,009
2013	14.655419	16.656509	13.65%	97,521
2012	13.572366	14.655419	7.98%	115,889
2011	13.932384	13.572366	-2.58%	129,759
2010	12.889966	13.932384	8.09%	238,430
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.473955	24.307089	18.72%	0
2018	22.772424	20.473955	-10.09%	0
2017	20.026333	22.772424	13.71%	0
2016	18.942264	20.026333	5.72%	5,881
2015	19.580880	18.942264	-3.26%	28,393
2014	19.144282	19.580880	2.28%	62,388
2013	16.052812	19.144282	19.26%	58,805
2012	14.481183	16.052812	10.85%	97,140
2011	15.182222	14.481183	-4.62%	93,966
2010	13.807159	15.182222	9.96%	139,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.833471	16.404283	10.59%	623
2018	15.814004	14.833471	-6.20%	704
2017	14.857986	15.814004	6.43%	786
2016	14.423121	14.857986	3.02%	870
2015	14.805082	14.423121	-2.58%	6,703
2014	14.505035	14.805082	2.07%	26,829
2013	13.470774	14.505035	7.68%	34,632
2012	12.795373	13.470774	5.28%	47,723
2011	12.864085	12.795373	-0.53%	64,989
2010	12.164556	12.864085	5.75%	79,225
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.384758	3.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.683021	6.83%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.829473	20.087379	26.90%	36
2018	16.809340	15.829473	-5.83%	37
2017	13.279826	16.809340	26.58%	47
2016	13.360452	13.279826	-0.60%	55
2015	13.294008	13.360452	0.50%	4,691
2014	12.384991	13.294008	7.34%	8,990
2013	9.455041	12.384991	30.99%	11,465
2012	8.354559	9.455041	13.17%	6,882
2011	8.859090	8.354559	-5.70%	9,996
2010	7.880412	8.859090	12.42%	17,469
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.584536	12.271356	15.94%	0
2018	11.413278	10.584536	-7.26%	0
2017	9.962310	11.413278	14.56%	0
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.878613	14.120424	18.87%	0
2018	12.513458	11.878613	-5.07%	0
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.516251	34.148833	33.83%	0
2018	26.597647	25.516251	-4.07%	0
2017	21.477644	26.597647	23.84%	149
2016	21.328997	21.477644	0.70%	626
2015	20.880164	21.328997	2.15%	1,666
2014	19.736633	20.880164	5.79%	1,775
2013	14.860568	19.736633	32.81%	2,008
2012	12.877914	14.860568	15.40%	2,062
2011	13.552335	12.877914	-4.98%	4,286
2010	12.815268	13.552335	5.75%	6,585
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.339706	26.344496	23.45%	0
2018	24.192566	21.339706	-11.79%	0
2017	22.892101	24.192566	5.68%	0
2016	19.539878	22.892101	17.16%	240
2015	20.983330	19.539878	-6.88%	4,701
2014	19.063981	20.983330	10.07%	5,549
2013	14.857003	19.063981	28.32%	5,838
2012	13.322188	14.857003	11.52%	6,262
2011	13.603911	13.322188	-2.07%	7,591
2010	12.337108	13.603911	10.27%	8,544

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	32.479909	39.770879	22.45%	0
2018	37.617452	32.479909	-13.66%	0
2017	33.338231	37.617452	12.84%	0
2016	28.438030	33.338231	17.23%	166
2015	29.941009	28.438030	-5.02%	161
2014	28.079326	29.941009	6.63%	1,685
2013	21.656579	28.079326	29.66%	1,599
2012	18.918860	21.656579	14.47%	1,775
2011	19.919798	18.918860	-5.02%	665
2010	16.196685	19.919798	22.99%	1,171
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.359760	14.002739	13.29%	0
2018	15.345430	12.359760	-19.46%	0
2017	12.849949	15.345430	19.42%	0
2016	12.559637	12.849949	2.31%	0
2015	13.616307	12.559637	-7.76%	1,227
2014	15.469808	13.616307	-11.98%	1,095
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.864081	15.682470	21.91%	0
2018	14.968004	12.864081	-14.06%	0
2017	13.429722	14.968004	11.45%	0
2016	11.874759	13.429722	13.09%	0
2015	12.619213	11.874759	-5.90%	0
2014	11.746224	12.619213	7.43%	6,598
2013	8.926637	11.746224	31.59%	99
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	279
2010	7.747515	8.512429	9.87%	454
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.312200	19.686942	20.69%	35
2018	19.277733	16.312200	-15.38%	36
2017	17.375973	19.277733	10.94%	40
2016	15.161768	17.375973	14.60%	45
2015	16.020867	15.161768	-5.36%	5,667
2014	14.048896	16.020867	14.04%	17,249
2013	10.625415	14.048896	32.22%	3,606
2012	9.372148	10.625415	13.37%	6,002
2011	9.845472	9.372148	-4.81%	13,869
2010	8.444937	9.845472	16.58%	23,140

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.255389	29.360542	31.93%	0
2018	24.886092	22.255389	-10.57%	0
2017	20.486095	24.886092	21.48%	0
2016	19.453096	20.486095	5.31%	0
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	1,036
2011	13.304735	12.854435	-3.38%	578
2010	10.912901	13.304735	21.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.576720	33.053148	15.66%	0
2018	35.388948	28.576720	-19.25%	0
2017	33.389597	35.388948	5.99%	0
2016	27.274525	33.389597	22.42%	0
2015	29.866824	27.274525	-8.68%	63
2014	28.706308	29.866824	4.04%	64
2013	21.037040	28.706308	36.46%	119
2012	17.944994	21.037040	17.23%	138
2011	19.475784	17.944994	-7.86%	163
2010	15.801537	19.475784	23.25%	470
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.160899	34.400655	22.16%	0
2018	33.157766	28.160899	-15.07%	0
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	0
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	182
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	17
2011	19.027826	17.467384	-8.20%	36
2010	15.622746	19.027826	21.80%	33
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.326830	18.826366	22.83%	101
2018	16.712104	15.326830	-8.29%	105
2017	14.487598	16.712104	15.35%	124
2016	13.500832	14.487598	7.31%	140
2015	13.912338	13.500832	-2.96%	9,012
2014	12.918651	13.912338	7.69%	9,302
2013	9.567855	12.918651	35.02%	19,136
2012	8.815334	9.567855	8.54%	10,994
2011	9.350943	8.815334	-5.73%	56,259
2010	7.765678	9.350943	20.41%	46,838

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.088530	15.366886	27.12%	0
2018	12.931366	12.088530	-6.52%	0
2017	12.500743	12.931366	3.44%	0
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	5,458
2011	8.908647	9.214927	3.44%	5,775
2010	7.041577	8.908647	26.51%	7,324
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.947649	19.058837	27.50%	0
2018	16.127017	14.947649	-7.31%	0
2017	13.650424	16.127017	18.14%	0
2016	12.573658	13.650424	8.56%	0
2015	12.782159	12.573658	-1.63%	0
2014	11.599681	12.782159	10.19%	477
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.138619	9.269587	1.43%	0
2018	9.302776	9.138619	-1.76%	0
2017	9.397131	9.302776	-1.00%	0
2016	9.407928	9.397131	-0.11%	11,855
2015	9.687166	9.407928	-2.88%	9,462
2014	9.891801	9.687166	-2.07%	22,617
2013	10.139962	9.891801	-2.45%	16,738
2012	10.051801	10.139962	0.88%	10,462
2011	10.181934	10.051801	-1.28%	11,185
2010	10.201506	10.181934	-0.19%	12,279
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.327657	16.229630	21.77%	0
2018	15.428709	13.327657	-13.62%	0
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	0
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	3,901

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.048029	20.066407	33.35%	47
2018	16.615262	15.048029	-9.43%	50
2017	13.369108	16.615262	24.28%	63
2016	12.934688	13.369108	3.36%	74
2015	13.319259	12.934688	-2.89%	3,557
2014	13.177666	13.319259	1.07%	1,947
2013	9.755918	13.177666	35.07%	6,374
2012	8.732915	9.755918	11.71%	5,778
2011	9.378430	8.732915	-6.88%	11,499
2010	7.609490	9.378430	23.25%	25,107
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	29.008415	37.450780	29.10%	0
2018	31.861691	29.008415	-8.96%	0
2017	26.245982	31.861691	21.40%	0
2016	25.854870	26.245982	1.51%	0
2015	26.270166	25.854870	-1.58%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.562546	8.651835	1.04%	176
2018	8.699031	8.562546	-1.57%	193
2017	8.847186	8.699031	-1.67%	197
2016	8.968705	8.847186	-1.35%	193
2015	9.186521	8.968705	-2.37%	379
2014	9.369761	9.186521	-1.96%	875
2013	9.556012	9.369761	-1.95%	1,304
2012	9.374979	9.556012	1.93%	2,646
2011	9.591920	9.374979	-2.26%	15,243
2010	9.348803	9.591920	2.60%	34,283
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.848893	29.256743	22.68%	0
2018	25.963308	23.848893	-8.14%	0
2017	22.494860	25.963308	15.42%	0
2016	21.009810	22.494860	7.07%	0
2015	21.660013	21.009810	-3.00%	0
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.972792	10.859809	8.89%	0
2018	10.824881	9.972792	-7.87%	0
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.342624	10.438408	11.73%	0
2018	10.074589	9.342624	-7.27%	0
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.136161	10.560994	4.19%	0
2018	10.844618	10.136161	-6.53%	0
2017	10.048882	10.844618	7.92%	0
2016	10.020181	10.048882	0.29%	0
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	790
2011	11.488230	12.138362	5.66%	746
2010	10.778640	11.488230	6.58%	831
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.012797	10.140324	1.27%	64
2018	10.251948	10.012797	-2.33%	70
2017	10.389373	10.251948	-1.32%	8,051
2016	10.523153	10.389373	-1.27%	396
2015	10.776015	10.523153	-2.35%	9,083
2014	10.975869	10.776015	-1.82%	15,963
2013	11.289295	10.975869	-2.78%	10,992
2012	10.955543	11.289295	3.05%	10,059
2011	11.129257	10.955543	-1.56%	14,139
2010	10.857437	11.129257	2.50%	21,935
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.881831	9.889486	0.08%	0
2018	9.999140	9.881831	-1.17%	0
2017	10.028880	9.999140	-0.30%	0
2016*	10.000000	10.028880	0.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.914845	10.458872	5.49%	0
2018	10.240757	9.914845	-3.18%	0
2017	10.025066	10.240757	2.15%	0
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	7,937
2014	10.102889	10.255570	1.51%	9,408
2013	10.584565	10.102889	-4.55%	11,973
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	1,599

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.959210	12.656183	27.08%	0
2018	11.169507	9.959210	-10.84%	0
2017*	10.000000	11.169507	11.70%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.084254	17.435603	33.26%	0
2018	13.116469	13.084254	-0.25%	0
2017	10.281247	13.116469	27.58%	0
2016*	10.000000	10.281247	2.81%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.319254	17.464064	21.96%	0
2018	18.169149	14.319254	-21.19%	0
2017	14.728201	18.169149	23.36%	0
2016	15.492662	14.728201	-4.93%	0
2015	15.875882	15.492662	-2.41%	0
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.316318	39.255014	25.35%	0
2018	31.867520	31.316318	-1.73%	0
2017	25.685022	31.867520	24.07%	0
2016	29.518552	25.685022	-12.99%	0
2015	26.932388	29.518552	9.60%	0
2014	21.060683	26.932388	27.88%	3,220
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	1,282
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.863116	5.286300	8.70%	0
2018	6.973184	4.863116	-30.26%	0
2017	7.299016	6.973184	-4.46%	0
2016	5.222290	7.299016	39.77%	0
2015	8.074339	5.222290	-35.32%	0
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.984389	5.433814	9.02%	0
2018	7.132621	4.984389	-30.12%	0
2017	7.445137	7.132621	-4.20%	0
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	853
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.702926	7.03%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.250586	30.716299	21.65%	0
2018	25.580440	25.250586	-1.29%	0
2017	20.854950	25.580440	22.66%	0
2016	19.860591	20.854950	5.01%	0
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	425
2013	14.990650	21.946731	46.40%	1,691
2012	14.261374	14.990650	5.11%	1,341
2011	15.338966	14.261374	-7.03%	1,935
2010	12.415878	15.338966	23.54%	8,777

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.831896	12.158226	12.24%	0
2018	12.004788	10.831896	-9.77%	0
2017	10.780205	12.004788	11.36%	0
2016	10.706760	10.780205	0.69%	0
2015	11.137393	10.706760	-3.87%	0
2014	10.973077	11.137393	1.50%	0
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	24.114586	29.033467	20.40%	0
2018	26.299245	24.114586	-8.31%	0
2017	22.765294	26.299245	15.52%	0
2016	21.041834	22.765294	8.19%	0
2015	21.299650	21.041834	-1.21%	0
2014	20.009278	21.299650	6.45%	0
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
2010	11.775225	12.937218	9.87%	205
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.591134	8.635156	13.75%	0
2018*	10.000000	7.591134	-24.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	30.750123	35.911579	16.79%	0
2018	37.277923	30.750123	-17.51%	0
2017	33.912253	37.277923	9.92%	0
2016	27.898161	33.912253	21.56%	0
2015	30.372470	27.898161	-8.15%	0
2014	28.622684	30.372470	6.11%	0
2013	21.350842	28.622684	34.06%	135
2012	18.504473	21.350842	15.38%	435
2011	20.790175	18.504473	-10.99%	1,326
2010	16.861246	20.790175	23.30%	1,043
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.988497	11.655619	6.07%	1,293
2018	11.610751	10.988497	-5.36%	1,347
2017	11.497657	11.610751	0.98%	1,405
2016	11.307614	11.497657	1.68%	1,461
2015	11.903316	11.307614	-5.00%	1,517
2014	11.830678	11.903316	0.61%	2,334
2013	13.271943	11.830678	-10.86%	4,171
2012	12.689829	13.271943	4.59%	8,324
2011	11.658277	12.689829	8.85%	26,331
2010	11.386526	11.658277	2.39%	30,988

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	22.891154	27.590982	20.53%	0
2018	25.327802	22.891154	-9.62%	0
2017	21.614532	25.327802	17.18%	0
2016	19.602357	21.614532	10.26%	0
2015	21.398689	19.602357	-8.39%	0
2014	19.558032	21.398689	9.41%	0
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
2010	11.965688	13.270258	10.90%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.999369	27.640017	25.64%	0
2018	25.954475	21.999369	-15.24%	0
2017	23.903981	25.954475	8.58%	0
2016	19.997230	23.903981	19.54%	0
2015	20.860606	19.997230	-4.14%	0
2014	18.425343	20.860606	13.22%	2,045
2013	14.562676	18.425343	26.52%	3,241
2012	12.864704	14.562676	13.20%	5,215
2011	13.319708	12.864704	-3.42%	5,519
2010	11.493844	13.319708	15.89%	4,842
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.906678	11.083194	11.88%	0
2018	10.475163	9.906678	-5.43%	0
2017	10.043111	10.475163	4.30%	0
2016	9.138955	10.043111	9.89%	0
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.418074	10.012295	6.31%	0
2018	9.741164	9.418074	-3.32%	0
2017	9.689801	9.741164	0.53%	0
2016	9.708998	9.689801	-0.20%	0
2015*	10.000000	9.708998	-2.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.197251	13.901126	24.15%	0
2018	12.418950	11.197251	-9.84%	0
2017	10.944611	12.418950	13.47%	0
2016	9.681185	10.944611	13.05%	0
2015*	10.000000	9.681185	-3.19%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.828888	15.860926	14.69%	0
2018	15.364666	13.828888	-10.00%	0
2017	13.871959	15.364666	10.76%	0
2016	13.719189	13.871959	1.11%	0
2015	14.227890	13.719189	-3.58%	0
2014	14.330817	14.227890	-0.72%	0
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
2010	11.965655	12.792360	6.91%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.581266	12.352433	16.74%	0
2018	12.886883	10.581266	-17.89%	0
2017	11.500151	12.886883	12.06%	0
2016	10.248298	11.500151	12.22%	0
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	33.903630	40.357403	19.04%	0
2018	38.247054	33.903630	-11.36%	0
2017	34.932237	38.247054	9.49%	0
2016	28.523542	34.932237	22.47%	0
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	235
2013	21.366115	29.284162	37.06%	761
2012	18.954027	21.366115	12.73%	1,209
2011	19.350089	18.954027	-2.05%	7,159
2010	15.788409	19.350089	22.56%	7,062
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.346917	32.188368	26.99%	0
2018	27.355521	25.346917	-7.34%	0
2017	23.168740	27.355521	18.07%	0
2016	21.343472	23.168740	8.55%	0
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	762
2011	13.808945	13.668613	-1.02%	833
2010	12.377907	13.808945	11.56%	1,227

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.803281	28.789927	32.04%	0
2018	24.100589	21.803281	-9.53%	0
2017	19.480287	24.100589	23.72%	0
2016	18.580423	19.480287	4.84%	0
2015	19.608591	18.580423	-5.24%	0
2014	18.670687	19.608591	5.02%	0
2013	15.864885	18.670687	17.69%	1,782
2012	14.789993	15.864885	7.27%	1,783
2011	13.963553	14.789993	5.92%	14,996
2010	12.461226	13.963553	12.06%	15,075
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	17.959630	21.252116	18.33%	0
2018	22.849260	17.959630	-21.40%	0
2017	18.860725	22.849260	21.15%	0
2016	16.579198	18.860725	13.76%	0
2015	17.462272	16.579198	-5.06%	0
2014	17.694661	17.462272	-1.31%	0
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
2010	9.812493	12.502978	27.42%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.459455	10.735880	13.49%	0
2018	10.117987	9.459455	-6.51%	0
2017*	10.000000	10.117987	1.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.778083	15.895866	24.40%	0
2018	15.798164	12.778083	-19.12%	0
2017	14.512267	15.798164	8.86%	0
2016	11.365422	14.512267	27.69%	0
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.811320	10.232693	4.29%	0
2018	10.083345	9.811320	-2.70%	0
2017	10.007281	10.083345	0.76%	0
2016	9.430071	10.007281	6.12%	0
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.009712	10.523158	16.80%	0
2018*	10.000000	9.009712	-9.90%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.573997	12.306768	6.33%	0
2018	11.978524	11.573997	-3.38%	0
2017	11.852969	11.978524	1.06%	0
2016	11.753392	11.852969	0.85%	0
2015	12.120409	11.753392	-3.03%	0
2014	12.021639	12.120409	0.82%	0
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	2,703
2011	11.568470	11.492795	-0.65%	27,803
2010	10.968767	11.568470	5.47%	29,485
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.172139	10.283421	25.84%	0
2018*	10.000000	8.172139	-18.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.840428	15.603802	12.74%	0
2018	14.844628	13.840428	-6.76%	0
2017	13.510731	14.844628	9.87%	0
2016	13.180987	13.510731	2.50%	0
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	15,112
2012	11.186690	12.157188	8.68%	17,562
2011	11.533937	11.186690	-3.01%	17,767
2010	10.521607	11.533937	9.62%	879
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.599643	17.046923	16.76%	0
2018	15.961807	14.599643	-8.53%	0
2017	14.094690	15.961807	13.25%	0
2016	13.676281	14.094690	3.06%	0
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	353
2011	11.605026	11.163573	-3.80%	353
2010	10.421329	11.605026	11.36%	3,610
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.555836	18.804827	20.89%	0
2018	17.372869	15.555836	-10.46%	0
2017	14.777130	17.372869	17.57%	0
2016	14.261465	14.777130	3.62%	81,332
2015	14.720184	14.261465	-3.12%	81,332
2014	14.428751	14.720184	2.02%	81,332
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
2010	10.180422	11.491638	12.88%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.888055	13.162442	20.89%	0
2018	11.699984	10.888055	-6.94%	0
2017	10.344215	11.699984	13.11%	0
2016*	10.000000	10.344215	3.44%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	28.806009	36.832065	27.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.682423	11.426931	6.97%	0
2018	14.580757	10.682423	-26.74%	0
2017	15.396180	14.580757	-5.30%	0
2016	11.839236	15.396180	30.04%	0
2015	15.338582	11.839236	-22.81%	0
2014	18.053234	15.338582	-15.04%	0
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
2010	13.657248	15.850812	16.06%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.118598	26.145443	23.80%	0
2018	23.709937	21.118598	-10.93%	0
2017	21.607502	23.709937	9.73%	0
2016	18.845245	21.607502	14.66%	0
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	318
2013	15.358794	19.122575	24.51%	1,500
2012	13.472027	15.358794	14.01%	2,007
2011	13.740960	13.472027	-1.96%	2,337
2010	12.276191	13.740960	11.93%	5,329
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.214155	14.164552	26.31%	0
2018	12.681000	11.214155	-11.57%	0
2017	11.163925	12.681000	13.59%	0
2016*	10.000000	11.163925	11.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.226900	36.834365	30.49%	0
2018	29.110680	28.226900	-3.04%	0
2017	22.167176	29.110680	31.32%	0
2016	22.632815	22.167176	-2.06%	0
2015	21.736225	22.632815	4.12%	0
2014	20.102552	21.736225	8.13%	1,500
2013	15.175568	20.102552	32.47%	2,213
2012	13.619905	15.175568	11.42%	2,320
2011	13.987258	13.619905	-2.63%	2,496
2010	11.593758	13.987258	20.64%	4,342

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.846480	12.623622	6.56%	0
2018	12.260984	11.846480	-3.38%	0
2017	12.104156	12.260984	1.30%	0
2016	11.893772	12.104156	1.77%	0
2015	12.315943	11.893772	-3.43%	0
2014	11.972117	12.315943	2.87%	2,462
2013	12.551260	11.972117	-4.61%	21,482
2012	12.203278	12.551260	2.85%	21,499
2011	11.704638	12.203278	4.26%	53,206
2010	11.173654	11.704638	4.75%	121,979
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	32.934583	39.511666	19.97%	0
2018	39.681183	32.934583	-17.00%	0
2017	33.796300	39.681183	17.41%	0
2016	30.999745	33.796300	9.02%	0
2015	32.354361	30.999745	-4.19%	0
2014	31.328478	32.354361	3.27%	1,903
2013	23.672861	31.328478	32.34%	2,883
2012	21.216573	23.672861	11.58%	3,688
2011	24.433783	21.216573	-13.17%	44,048
2010	19.510775	24.433783	25.23%	48,226
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.750703	23.285828	24.19%	0
2018	22.667427	18.750703	-17.28%	0
2017	17.902030	22.667427	26.62%	0
2016	19.400715	17.902030	-7.72%	0
2015	19.283043	19.400715	0.61%	0
2014	21.589181	19.283043	-10.68%	0
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
2010	16.414558	18.039374	9.90%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.657128	12.762224	19.75%	0
2018	11.698480	10.657128	-8.90%	0
2017	11.573329	11.698480	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	25.499136	33.305249	30.61%	0
2018	31.737642	25.499136	-19.66%	0
2017	27.360296	31.737642	16.00%	0
2016	25.705272	27.360296	6.44%	0
2015	27.261329	25.705272	-5.71%	0
2014	26.277621	27.261329	3.74%	0
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
2010	15.358918	18.900152	23.06%	1,303

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.203400	13.079225	16.74%	0
2018	12.732816	11.203400	-12.01%	0
2017	11.673349	12.732816	9.08%	0
2016	10.588450	11.673349	10.25%	0
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
2010	8.296998	8.910079	7.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.699079	15.485680	13.04%	1,193
2018	14.699541	13.699079	-6.81%	1,243
2017	13.759756	14.699541	6.83%	1,297
2016	12.388644	13.759756	11.07%	1,348
2015	13.684822	12.388644	-9.47%	1,400
2014	13.430224	13.684822	1.90%	1,992
2013	12.101537	13.430224	10.98%	2,086
2012	11.029792	12.101537	9.72%	736
2011	11.059863	11.029792	-0.27%	3,440
2010	10.077763	11.059863	9.75%	3,603
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	25.412586	31.987391	25.87%	0
2018	27.490107	25.412586	-7.56%	0
2017	23.408963	27.490107	17.43%	0
2016	20.709682	23.408963	13.03%	0
2015	22.067570	20.709682	-6.15%	0
2014	20.838861	22.067570	5.90%	0
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
2010	12.469314	14.652709	17.51%	472
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.719555	36.573894	23.06%	0
2018	35.028295	29.719555	-15.16%	0
2017	32.498865	35.028295	7.78%	0
2016	25.627330	32.498865	26.81%	0
2015	28.410293	25.627330	-9.80%	0
2014	29.003289	28.410293	-2.04%	2,114
2013	21.856586	29.003289	32.70%	4,347
2012	18.955753	21.856586	15.30%	6,149
2011	20.221199	18.955753	-6.26%	11,568
2010	16.190962	20.221199	24.89%	23,921

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.307216	11.485409	23.40%	0
2018	11.350013	9.307216	-18.00%	0
2017	8.298485	11.350013	36.77%	0
2016	7.254047	8.298485	14.40%	0
2015	9.263933	7.254047	-21.70%	0
2014*	10.000000	9.263933	-7.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	16.998835	18.631306	9.60%	0
2018	20.643150	16.998835	-17.65%	0
2017	18.160860	20.643150	13.67%	0
2016	17.396099	18.160860	4.40%	0
2015	19.100876	17.396099	-8.93%	0
2014	22.067555	19.100876	-13.44%	5,036
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
2010	17.407987	18.381177	5.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.832601	8.776112	-0.64%	2,698
2018	8.897311	8.832601	-0.73%	2,811
2017	8.961580	8.897311	-0.72%	2,934
2016	8.937493	8.961580	0.27%	3,050
2015	9.588930	8.937493	-6.79%	3,168
2014	9.667697	9.588930	-0.81%	3,295
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.859697	11.839946	9.03%	0
2018	11.656683	10.859697	-6.84%	0
2017	10.579732	11.656683	10.18%	0
2016	10.409809	10.579732	1.63%	0
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.322757	9.881446	5.99%	0
2018*	10.000000	9.322757	-6.77%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.987515	9.192692	2.28%	0
2018	9.722141	8.987515	-7.56%	0
2017	9.627162	9.722141	0.99%	0
2016	9.931461	9.627162	-3.06%	0
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.102119	21.396546	32.88%	0
2018	17.203828	16.102119	-6.40%	0
2017	13.903734	17.203828	23.74%	0
2016	13.991637	13.903734	-0.63%	0
2015	13.713746	13.991637	2.03%	0
2014	13.016556	13.713746	5.36%	0
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.381792	15.079372	21.79%	0
2018	14.382657	12.381792	-13.91%	0
2017	12.878328	14.382657	11.68%	0
2016	11.683304	12.878328	10.23%	0
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.735540	36.792115	28.04%	0
2018	34.070679	28.735540	-15.66%	0
2017	25.658039	34.070679	32.79%	0
2016	26.382545	25.658039	-2.75%	0
2015	26.127371	26.382545	0.98%	0
2014	26.284467	26.127371	-0.60%	0
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
2010	17.965326	20.246476	12.70%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.261002	9.976963	7.73%	0
2018	9.961824	9.261002	-7.04%	0
2017	9.644779	9.961824	3.29%	0
2016	9.317749	9.644779	3.51%	0
2015	9.810985	9.317749	-5.03%	0
2014	9.828009	9.810985	-0.17%	0
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.222541	10.247407	24.63%	0
2018	10.495507	8.222541	-21.66%	0
2017	8.521284	10.495507	23.17%	0
2016	8.992310	8.521284	-5.24%	0
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.777321	29.226296	28.31%	0
2018	25.449756	22.777321	-10.50%	0
2017	22.400486	25.449756	13.61%	0
2016	20.662199	22.400486	8.41%	0
2015	20.574549	20.662199	0.43%	0
2014	19.133719	20.574549	7.53%	5,999
2013	14.945495	19.133719	28.02%	13,076
2012	13.159590	14.945495	13.57%	17,511
2011	13.552772	13.159590	-2.90%	32,810
2010	12.013089	13.552772	12.82%	73,915
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.605327	38.828579	22.85%	0
2018	36.277381	31.605327	-12.88%	0
2017	32.694852	36.277381	10.96%	0
2016	28.524157	32.694852	14.62%	0
2015	31.186156	28.524157	-8.54%	0
2014	28.676483	31.186156	8.75%	0
2013	20.936347	28.676483	36.97%	0
2012	18.268420	20.936347	14.60%	92
2011	19.212979	18.268420	-4.92%	159
2010	16.029546	19.212979	19.86%	151
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.197499	15.653870	18.61%	0
2018	14.331366	13.197499	-7.91%	0
2017	12.439622	14.331366	15.21%	0
2016	13.107421	12.439622	-5.09%	0
2015	14.682970	13.107421	-10.73%	0
2014	15.912925	14.682970	-7.73%	0
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
2010	11.757011	12.445025	5.85%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.690954	12.661563	8.30%	1,376
2018	12.264155	11.690954	-4.67%	1,434
2017	11.802344	12.264155	3.91%	1,496
2016	10.428405	11.802344	13.17%	1,556
2015	11.451778	10.428405	-8.94%	1,616
2014	11.537704	11.451778	-0.74%	1,681
2013	10.720073	11.537704	7.63%	1,681
2012*	10.000000	10.720073	7.20%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.143145	20.345614	34.36%	0
2018	15.558825	15.143145	-2.67%	0
2017	12.587291	15.558825	23.61%	0
2016	12.177644	12.587291	3.36%	0
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	23.047572	27.448453	19.09%	0
2018	23.564658	23.047572	-2.19%	0
2017	20.477983	23.564658	15.07%	0
2016	20.151803	20.477983	1.62%	0
2015	20.605181	20.151803	-2.20%	0
2014	19.545002	20.605181	5.42%	0
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
2010	14.590066	15.364795	5.31%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.347142	9.948791	6.44%	0
2018	9.723134	9.347142	-3.87%	0
2017	9.658130	9.723134	0.67%	0
2016	9.699728	9.658130	-0.43%	0
2015*	10.000000	9.699728	-3.00%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	35.187385	46.902875	33.29%	0
2018	35.521624	35.187385	-0.94%	0
2017	28.052087	35.521624	26.63%	0
2016	28.250106	28.052087	-0.70%	0
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	228
2013	19.238347	24.525915	27.48%	1,590
2012	15.947973	19.238347	20.63%	2,264
2011	17.594225	15.947973	-9.36%	15,098
2010	16.964411	17.594225	3.71%	13,859
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.739107	30.664260	41.06%	0
2018	22.121724	21.739107	-1.73%	0
2017	15.671380	22.121724	41.16%	0
2016	14.131063	15.671380	10.90%	0
2015	13.864196	14.131063	1.92%	0
2014	13.017422	13.864196	6.50%	0
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	21.933635	27.068933	23.41%	0
2018	26.540103	21.933635	-17.36%	0
2017	20.829621	26.540103	27.42%	0
2016	22.921736	20.829621	-9.13%	0
2015	25.806181	22.921736	-11.18%	0
2014	30.143304	25.806181	-14.39%	0
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
2010	30.612397	37.277050	21.77%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.197583	9.432973	15.07%	0
2018	10.335839	8.197583	-20.69%	0
2017	8.300923	10.335839	24.51%	0
2016	7.055619	8.300923	17.65%	0
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.641506	10.180604	5.59%	0
2018	10.003010	9.641506	-3.61%	0
2017	9.887254	10.003010	1.17%	0
2016*	10.000000	9.887254	-1.13%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.947309	20.567962	37.60%	0
2018	15.616920	14.947309	-4.29%	0
2017	12.690708	15.616920	23.06%	0
2016	11.974880	12.690708	5.98%	0
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	25.949639	32.732684	26.14%	0
2018	29.725134	25.949639	-12.70%	0
2017	26.004667	29.725134	14.31%	0
2016	23.464375	26.004667	10.83%	0
2015	24.317889	23.464375	-3.51%	0
2014	22.655581	24.317889	7.34%	1,002
2013	17.153877	22.655581	32.07%	8,310
2012	15.198871	17.153877	12.86%	11,337
2011	15.676882	15.198871	-3.05%	40,638
2010	14.471843	15.676882	8.33%	78,252
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.762158	7.62%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.035215	19.624986	22.39%	0
2018	18.239562	16.035215	-12.09%	0
2017	14.764969	18.239562	23.53%	0
2016	14.597214	14.764969	1.15%	0
2015	14.095941	14.597214	3.56%	0
2014	14.310126	14.095941	-1.50%	0
2013	11.510882	14.310126	24.32%	2,036
2012	10.194682	11.510882	12.91%	2,192
2011	10.655694	10.194682	-4.33%	1,476
2010*	10.000000	10.655694	6.56%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.147982	16.515953	35.96%	0
2018	12.402745	12.147982	-2.05%	0
2017	9.939576	12.402745	24.78%	0
2016	9.640937	9.939576	3.10%	0
2015*	10.000000	9.640937	-3.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.308271	12.182985	7.74%	0
2018	11.718532	11.308271	-3.50%	0
2017	11.360772	11.718532	3.15%	0
2016	11.017543	11.360772	3.12%	0
2015	11.406593	11.017543	-3.41%	0
2014	10.887376	11.406593	4.77%	0
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	3,187
2011	10.297221	10.572210	2.67%	3,138
2010	9.893506	10.297221	4.08%	4,135
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.497936	21.682024	11.20%	0
2018	21.538773	19.497936	-9.48%	0
2017	20.177895	21.538773	6.74%	0
2016	18.732878	20.177895	7.71%	0
2015	19.461776	18.732878	-3.75%	0
2014	19.420028	19.461776	0.21%	0
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
2010	17.103885	18.282239	6.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.978671	11.182341	24.54%	0
2018	10.009432	8.978671	-10.30%	0
2017	9.130462	10.009432	9.63%	0
2016	8.153143	9.130462	11.99%	0
2015*	10.000000	8.153143	-18.47%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.099985	19.445109	20.78%	0
2018	17.811481	16.099985	-9.61%	0
2017	15.559612	17.811481	14.47%	0
2016	14.390243	15.559612	8.13%	0
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	753
2012	10.872183	12.984803	19.43%	847
2011	11.264437	10.872183	-3.48%	955
2010*	10.000000	11.264437	12.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.265066	16.781806	17.64%	5,972
2018	15.415640	14.265066	-7.46%	6,440
2017	13.667360	15.415640	12.79%	6,895
2016	12.872642	13.667360	6.17%	7,640
2015	13.087481	12.872642	-1.64%	12,467
2014	12.798162	13.087481	2.26%	41,085
2013	10.657965	12.798162	20.08%	56,277
2012	9.456812	10.657965	12.70%	93,224
2011	9.619337	9.456812	-1.69%	91,305
2010	8.816436	9.619337	9.11%	92,319
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.884348	10.492240	6.15%	9,033
2018	10.259794	9.884348	-3.66%	9,983
2017	10.205140	10.259794	0.54%	10,109
2016	10.206281	10.205140	-0.01%	9,731
2015	10.503007	10.206281	-2.83%	15,508
2014	10.271972	10.503007	2.25%	46,335
2013	10.824807	10.271972	-5.11%	65,938
2012	10.588585	10.824807	2.23%	89,925
2011	10.281906	10.588585	2.98%	99,883
2010	9.959707	10.281906	3.24%	89,538
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.774886	20.708560	31.28%	0
2018	17.883640	15.774886	-11.79%	0
2017	14.018342	17.883640	27.57%	0
2016	14.364591	14.018342	-2.41%	0
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	407
2013	11.137993	13.955716	25.30%	3,146
2012	9.367067	11.137993	18.91%	4,415
2011	10.603869	9.367067	-11.66%	18,138
2010	9.781346	10.603869	8.41%	15,392

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.555865	22.278248	26.90%	0
2018	18.146342	17.555865	-3.25%	0
2017	14.577106	18.146342	24.49%	0
2016	13.721406	14.577106	6.24%	0
2015	13.236936	13.721406	3.66%	0
2014	12.575824	13.236936	5.26%	4,443
2013	9.961644	12.575824	26.24%	8,132
2012	8.712083	9.961644	14.34%	10,415
2011	9.384127	8.712083	-7.16%	11,859
2010	8.151395	9.384127	15.12%	11,584
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.679180	17.967329	22.40%	5,881
2018	15.410034	14.679180	-4.74%	6,278
2017	12.975019	15.410034	18.77%	7,248
2016	11.990893	12.975019	8.21%	8,456
2015	12.178676	11.990893	-1.54%	13,781
2014	11.343599	12.178676	7.36%	47,070
2013	8.758641	11.343599	29.51%	71,947
2012	7.682165	8.758641	14.01%	122,049
2011	8.067167	7.682165	-4.77%	115,596
2010	7.463240	8.067167	8.09%	101,416
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.194146	14.029429	6.33%	0
2018	13.873680	13.194146	-4.90%	0
2017	13.394873	13.873680	3.57%	0
2016	12.656983	13.394873	5.83%	0
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	11,467
2013	13.732727	13.225246	-3.70%	15,880
2012	12.561438	13.732727	9.32%	14,476
2011	12.218009	12.561438	2.81%	15,405
2010	11.343094	12.218009	7.71%	16,662
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.522468	29.098338	23.70%	0
2018	26.101267	23.522468	-9.88%	0
2017	22.768466	26.101267	14.64%	0
2016	19.880757	22.768466	14.53%	0
2015	21.834218	19.880757	-8.95%	0
2014	20.580040	21.834218	6.09%	1,079
2013	15.616456	20.580040	31.78%	3,387
2012	13.568708	15.616456	15.09%	4,925
2011	14.294655	13.568708	-5.08%	5,892
2010	12.712412	14.294655	12.45%	13,926

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.511237	10.648495	11.96%	0
2018	10.670532	9.511237	-10.86%	0
2017	9.249454	10.670532	15.36%	0
2016	9.221361	9.249454	0.30%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.005635	10.387332	3.81%	0
2018*	10.000000	10.005635	0.06%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.301824	20.453756	11.76%	0
2018	19.374164	18.301824	-5.53%	0
2017	18.630954	19.374164	3.99%	0
2016	16.754926	18.630954	11.20%	0
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
2010	13.635810	15.028500	10.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.416281	17.985268	24.76%	0
2018	15.583771	14.416281	-7.49%	0
2017	12.823343	15.583771	21.53%	0
2016	11.594372	12.823343	10.60%	0
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
2010	7.544861	8.479501	12.39%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.052289	11.712298	29.38%	0
2018	11.154967	9.052289	-18.85%	0
2017	9.122272	11.154967	22.28%	0
2016	9.602467	9.122272	-5.00%	0
2015	9.923816	9.602467	-3.24%	0
2014	10.328421	9.923816	-3.92%	2,599
2013	8.758056	10.328421	17.93%	12,489
2013	8.758056	10.328421	17.93%	12,489
2012	7.784223	8.758056	12.51%	17,076
2011	8.842687	7.784223	-11.97%	32,903
2010	7.977230	8.842687	10.85%	75,750

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.400817	29.407365	25.67%	0
2018	24.095974	23.400817	-2.88%	0
2017	20.572263	24.095974	17.13%	0
2016	18.999812	20.572263	8.28%	0
2015	19.378763	18.999812	-1.96%	0
2014	17.793491	19.378763	8.91%	5,104
2013	13.967595	17.793491	27.39%	13,108
2012	12.596966	13.967595	10.88%	15,862
2011	12.883817	12.596966	-2.23%	29,054
2010	11.682638	12.883817	10.28%	69,823
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.043845	14.541480	20.74%	0
2018	13.856226	12.043845	-13.08%	0
2017	11.874023	13.856226	16.69%	0
2016	11.249240	11.874023	5.55%	0
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	209,130
2011	8.878058	8.096028	-8.81%	209,130
2010	7.928995	8.878058	11.97%	210,937
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.532356	13.049897	13.16%	0
2018	12.629262	11.532356	-8.69%	0
2017	11.570908	12.629262	9.15%	0
2016	11.195091	11.570908	3.36%	0
2015	11.617030	11.195091	-3.63%	0
2014	11.435698	11.617030	1.59%	15,610
2013	10.239996	11.435698	11.68%	49,633
2012	9.466861	10.239996	8.17%	137,521
2011	9.851534	9.466861	-3.90%	333,650
2010	9.161073	9.851534	7.54%	363,336
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.000116	14.053891	17.11%	0
2018	13.417172	12.000116	-10.56%	0
2017	11.894251	13.417172	12.80%	0
2016	11.377803	11.894251	4.54%	0
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	2,944
2012	8.882021	9.830754	10.68%	2,944
2011	9.444268	8.882021	-5.95%	2,944
2010	8.627368	9.444268	9.47%	2,944

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.602981	11.429321	7.79%	0
2018	11.178856	10.602981	-5.15%	0
2017	10.790316	11.178856	3.60%	0
2016	10.589072	10.790316	1.90%	0
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	9,864
2012	10.169066	10.646718	4.70%	10,503
2011	10.294614	10.169066	-1.22%	11,155
2010	9.896341	10.294614	4.02%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.369945	11.499529	10.89%	0
2018	11.451411	10.369945	-9.44%	0
2017	10.243596	11.451411	11.79%	0
2016	9.962667	10.243596	2.82%	0
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.642026	11.963197	12.41%	0
2018	11.759555	10.642026	-9.50%	0
2017	10.249066	11.759555	14.74%	0
2016	9.906441	10.249066	3.46%	0
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.815200	13.596130	15.07%	23,947
2018	13.057804	11.815200	-9.52%	26,176
2017	11.762217	13.057804	11.01%	27,938
2016	11.312909	11.762217	3.97%	30,248
2015	11.740070	11.312909	-3.64%	5,008
2014	11.526693	11.740070	1.85%	15,933
2013	10.045704	11.526693	14.74%	84,180
2012	9.179039	10.045704	9.44%	46,229
2011	9.648622	9.179039	-4.87%	37,876
2010	8.894643	9.648622	8.48%	119,980

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.998696	14.284865	19.05%	0
2018	13.614769	11.998696	-11.87%	0
2017	11.838016	13.614769	15.01%	0
2016	11.295641	11.838016	4.80%	0
2015	11.774747	11.295641	-4.07%	4,087
2014	11.561666	11.774747	1.84%	20,803
2013	9.551402	11.561666	21.05%	20,803
2012	8.558601	9.551402	11.60%	23,073
2011	9.217214	8.558601	-7.15%	25,858
2010	8.351413	9.217214	10.37%	25,858
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.310468	12.591961	11.33%	0
2018	12.195022	11.310468	-7.25%	0
2017	11.393295	12.195022	7.04%	0
2016	11.034723	11.393295	3.25%	0
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	40,417
2013	10.425646	11.295860	8.35%	40,417
2012	9.727582	10.425646	7.18%	47,906
2011	10.013747	9.727582	-2.86%	48,147
2010	9.429143	10.013747	6.20%	7,730
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.476903	13.669935	9.56%	0
2018	15.196225	12.476903	-17.89%	0
2017	12.712503	15.196225	19.54%	0
2016	12.907011	12.712503	-1.51%	0
2015	13.789913	12.907011	-6.40%	0
2014	15.413932	13.789913	-10.54%	1,796
2013	13.177348	15.413932	16.97%	8,376
2012	11.315984	13.177348	16.45%	11,989
2011	13.266228	11.315984	-14.70%	23,360
2010	12.807341	13.266228	3.58%	53,124
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.944313	11.586925	5.87%	0
2018	11.315940	10.944313	-3.28%	0
2017	11.151082	11.315940	1.48%	0
2016	10.902217	11.151082	2.28%	0
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	536
2013	11.618896	11.075888	-4.67%	9,752
2012	11.099266	11.618896	4.68%	9,267
2011	10.725597	11.099266	3.48%	26,109
2010	10.312850	10.725597	4.00%	76,931

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.577709	12.358570	6.74%	0
2018	12.063842	11.577709	-4.03%	0
2017	11.935366	12.063842	1.08%	0
2016	11.857518	11.935366	0.66%	0
2015	12.237358	11.857518	-3.10%	0
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	1,928
2012	12.035605	12.556286	4.33%	1,671
2011	11.651356	12.035605	3.30%	1,504
2010	11.064523	11.651356	5.30%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.604806	13.537305	16.65%	0
2018	13.267857	11.604806	-12.53%	0
2017	11.554430	13.267857	14.83%	0
2016	10.649291	11.554430	8.50%	0
2015	11.290277	10.649291	-5.68%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.061943	12.661326	14.46%	0
2018	12.322376	11.061943	-10.23%	0
2017	11.113132	12.322376	10.88%	0
2016	10.489136	11.113132	5.95%	0
2015	10.962277	10.489136	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.073750	29.957138	19.48%	0
2018	31.267744	25.073750	-19.81%	0
2017	22.729689	31.267744	37.56%	0
2016	21.710971	22.729689	4.69%	0
2015	26.610764	21.710971	-18.41%	0
2014	28.982159	26.610764	-8.18%	0
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
2010	30.549234	34.490757	12.90%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.463148	10.830146	3.51%	1,394
2018	10.749162	10.463148	-2.66%	1,452
2017	10.809988	10.749162	-0.56%	1,515
2016	11.016045	10.809988	-1.87%	1,575
2015	11.322440	11.016045	-2.71%	1,636
2014	11.116730	11.322440	1.85%	3,411
2013	11.895963	11.116730	-6.55%	15,701
2012	11.852032	11.895963	0.37%	24,869
2011	11.344430	11.852032	4.47%	44,226
2010	11.115694	11.344430	2.06%	97,857

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.792676	7.725270	-0.86%	0
2018	7.892095	7.792676	-1.26%	0
2017	8.068177	7.892095	-2.18%	0
2016	8.282325	8.068177	-2.59%	0
2015	8.503410	8.282325	-2.60%	0
2014	8.730400	8.503410	-2.60%	862
2013	8.963449	8.730400	-2.60%	6,765
2012	9.203380	8.963449	-2.61%	9,981
2011	9.448369	9.203380	-2.59%	44,035
2010	9.700568	9.448369	-2.60%	50,054
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.763570	8.991913	15.82%	0
2018	9.357167	7.763570	-17.03%	0
2017	7.559422	9.357167	23.78%	0
2016	7.711785	7.559422	-1.98%	0
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	484
2011	7.510337	6.583830	-12.34%	2,230
2010	6.823369	7.510337	10.07%	2,069
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.364963	9.874941	18.05%	0
2018	10.002677	8.364963	-16.37%	0
2017	8.250937	10.002677	21.23%	0
2016	8.426500	8.250937	-2.08%	0
2015	8.773354	8.426500	-3.95%	0
2014	9.601742	8.773354	-8.63%	226
2013	8.146296	9.601742	17.87%	214
2012	7.075612	8.146296	15.13%	221
2011	8.335292	7.075612	-15.11%	276
2010	7.968097	8.335292	4.61%	250
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.378108	26.969092	20.52%	0
2018	25.211486	22.378108	-11.24%	13
2017	21.854654	25.211486	15.36%	1,501
2016	20.495842	21.854654	6.63%	3,061
2015	21.255167	20.495842	-3.57%	6,554
2014	20.786300	21.255167	2.26%	11,092
2013	16.771181	20.786300	23.94%	16,763
2012	14.857114	16.771181	12.88%	32,419
2011	15.877168	14.857114	-6.42%	41,614
2010	14.220356	15.877168	11.65%	45,681

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.555260	16.351776	12.34%	0
2018	15.707783	14.555260	-7.34%	0
2017	14.510684	15.707783	8.25%	0
2016	14.013700	14.510684	3.55%	0
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	76,036
2012	12.021522	12.807188	6.54%	82,743
2011	12.233475	12.021522	-1.73%	97,185
2010	11.437364	12.233475	6.96%	27,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.051344	19.919806	16.82%	0
2018	18.720522	17.051344	-8.92%	0
2017	16.739788	18.720522	11.83%	0
2016	15.950874	16.739788	4.95%	0
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.038839	12.843677	6.69%	0
2018	12.589048	12.038839	-4.37%	0
2017	12.229188	12.589048	2.94%	0
2016	12.041308	12.229188	1.56%	0
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	4,979
2013	11.933852	12.185198	2.11%	34,583
2012	11.650234	11.933852	2.43%	38,192
2011	11.619881	11.650234	0.26%	51,588
2010	11.266121	11.619881	3.14%	42,022
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.445732	11.496630	10.06%	0
2018	11.365561	10.445732	-8.09%	0
2017	10.232344	11.365561	11.07%	0
2016	9.937494	10.232344	2.97%	0
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.724241	12.038196	12.25%	0
2018	11.721852	10.724241	-8.51%	0
2017	10.288538	11.721852	13.93%	0
2016	9.875928	10.288538	4.18%	0
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.370044	19.920689	14.68%	0
2018	18.910546	17.370044	-8.15%	0
2017	17.191493	18.910546	10.00%	0
2016	16.472461	17.191493	4.37%	0
2015	16.968999	16.472461	-2.93%	0
2014	16.563769	16.968999	2.45%	5,745
2013	14.581305	16.563769	13.60%	46,646
2012	13.510682	14.581305	7.92%	85,564
2011	13.876159	13.510682	-2.63%	160,845
2010	12.844527	13.876159	8.03%	523,120
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.307761	24.097410	18.66%	0
2018	22.599240	20.307761	-10.14%	0
2017	19.884206	22.599240	13.65%	0
2016	18.817455	19.884206	5.67%	0
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	5,065
2013	15.971638	19.037701	19.20%	15,013
2012	14.415365	15.971638	10.80%	85,014
2011	15.120964	14.415365	-4.67%	94,631
2010	13.758500	15.120964	9.90%	128,647
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.713089	16.262806	10.53%	0
2018	15.693763	14.713089	-6.25%	0
2017	14.752552	15.693763	6.38%	0
2016	14.328110	14.752552	2.96%	0
2015	14.715103	14.328110	-2.63%	6,602
2014	14.424275	14.715103	2.02%	7,433
2013	13.402655	14.424275	7.62%	7,680
2012	12.737218	13.402655	5.22%	28,721
2011	12.812179	12.737218	-0.59%	52,594
2010	12.121687	12.812179	5.70%	74,908
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.381185	3.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.679352	6.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.743042	19.967449	26.83%	0
2018	16.726196	15.743042	-5.88%	0
2017	13.220890	16.726196	26.51%	0
2016	13.307981	13.220890	-0.65%	0
2015	13.248598	13.307981	0.45%	0
2014	12.349020	13.248598	7.28%	1,328
2013	9.432408	12.349020	30.92%	5,716
2012	8.338849	9.432408	13.11%	7,436
2011	8.846962	8.338849	-5.74%	16,722
2010	7.873662	8.846962	12.36%	41,568
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.560304	12.236991	15.88%	0
2018	11.393030	10.560304	-7.31%	0
2017	9.949731	11.393030	14.51%	0
2016	9.410212	9.949731	5.73%	0
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.851431	14.080862	18.81%	0
2018	12.491269	11.851431	-5.12%	0
2017	10.537373	12.491269	18.54%	0
2016	9.830370	10.537373	7.19%	0
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.390004	33.962452	33.76%	0
2018	26.479710	25.390004	-4.12%	0
2017	21.393352	26.479710	23.78%	0
2016	21.256164	21.393352	0.65%	0
2015	20.819548	21.256164	2.10%	0
2014	19.689439	20.819548	5.74%	2,897
2013	14.832631	19.689439	32.74%	3,854
2012	12.860314	14.832631	15.34%	7,117
2011	13.540749	12.860314	-5.03%	21,809
2010	12.810888	13.540749	5.70%	25,551
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.234112	26.200700	23.39%	0
2018	24.085287	21.234112	-11.84%	0
2017	22.802262	24.085287	5.63%	0
2016	19.473156	22.802262	17.10%	0
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	2,683
2013	14.829072	19.018392	28.25%	3,879
2012	13.303976	14.829072	11.46%	5,343
2011	13.592286	13.303976	-2.12%	15,516
2010	12.332886	13.592286	10.21%	16,952

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	32.216340	39.427909	22.38%	0
2018	37.331469	32.216340	-13.70%	0
2017	33.101708	37.331469	12.78%	0
2016	28.250724	33.101708	17.17%	0
2015	29.759071	28.250724	-5.07%	0
2014	27.923026	29.759071	6.58%	46
2013	21.547076	27.923026	29.59%	184
2012	18.832877	21.547076	14.41%	346
2011	19.839428	18.832877	-5.07%	260
2010	16.139601	19.839428	22.92%	249
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.260729	13.883422	13.23%	0
2018	15.230325	12.260729	-19.50%	0
2017	12.760093	15.230325	19.36%	0
2016	12.478204	12.760093	2.26%	0
2015	13.534984	12.478204	-7.81%	0
2014	15.385310	13.534984	-12.03%	2,281
2013	13.049055	15.385310	17.90%	0
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
2010	13.631188	14.059710	3.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.793856	15.588871	21.85%	0
2018	14.893979	12.793856	-14.10%	0
2017	13.370133	14.893979	11.40%	0
2016	11.828121	13.370133	13.04%	0
2015	12.576107	11.828121	-5.95%	0
2014	11.712114	12.576107	7.38%	0
2013	8.905282	11.712114	31.52%	0
2012	7.775680	8.905282	14.53%	2,735
2011	8.500779	7.775680	-8.53%	3,244
2010	7.740890	8.500779	9.82%	4,416
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.223161	19.569436	20.63%	0
2018	19.182401	16.223161	-15.43%	0
2017	17.298899	19.182401	10.89%	0
2016	15.102240	17.298899	14.55%	0
2015	15.966170	15.102240	-5.41%	0
2014	14.008111	15.966170	13.98%	1,598
2013	10.599994	14.008111	32.15%	7,382
2012	9.354535	10.599994	13.31%	10,729
2011	9.832003	9.354535	-4.86%	22,221
2010	8.437709	9.832003	16.52%	45,397

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.074750	29.107281	31.86%	0
2018	24.696846	22.074750	-10.62%	0
2017	20.340704	24.696846	21.42%	0
2016	19.324926	20.340704	5.26%	0
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	221
2013	14.094256	19.761641	40.21%	513
2012	12.795997	14.094256	10.15%	587
2011	13.251036	12.795997	-3.43%	663
2010	10.874426	13.251036	21.86%	664
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.344751	32.768032	15.61%	0
2018	35.119828	28.344751	-19.29%	0
2017	33.152643	35.119828	5.93%	0
2016	27.094823	33.152643	22.36%	0
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	351
2012	17.863400	20.930630	17.17%	402
2011	19.397167	17.863400	-7.91%	468
2010	15.745826	19.397167	23.19%	438
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	27.932367	34.103987	22.09%	0
2018	32.905680	27.932367	-15.11%	0
2017	29.842456	32.905680	10.26%	0
2016	25.000602	29.842456	19.37%	0
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	0
2011	18.951066	17.388005	-8.25%	0
2010	15.567702	18.951066	21.73%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.243177	18.714002	22.77%	0
2018	16.629485	15.243177	-8.34%	0
2017	14.423353	16.629485	15.30%	0
2016	13.447847	14.423353	7.25%	0
2015	13.864848	13.447847	-3.01%	0
2014	12.881167	13.864848	7.64%	1,552
2013	9.544982	12.881167	34.95%	11,330
2012	8.798795	9.544982	8.48%	16,271
2011	9.338170	8.798795	-5.78%	37,964
2010	7.759049	9.338170	20.35%	95,771

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.022488	15.275100	27.05%	0
2018	12.867374	12.022488	-6.57%	0
2017	12.445257	12.867374	3.39%	0
2016	11.920828	12.445257	4.40%	0
2015	12.973442	11.920828	-8.11%	0
2014	10.356813	12.973442	25.26%	0
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
2010	7.035521	8.896433	26.45%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.904239	18.993746	27.44%	0
2018	16.088490	14.904239	-7.36%	0
2017	13.624780	16.088490	18.08%	0
2016	12.556460	13.624780	8.51%	0
2015	12.771234	12.556460	-1.68%	0
2014	11.595703	12.771234	10.14%	0
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.088761	9.214296	1.38%	0
2018	9.256790	9.088761	-1.82%	0
2017	9.355460	9.256790	-1.05%	0
2016	9.370997	9.355460	-0.17%	0
2015	9.654103	9.370997	-2.93%	0
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	2,634
2012	10.032936	10.115717	0.83%	6,490
2011	10.168035	10.032936	-1.33%	43,384
2010	10.192799	10.168035	-0.24%	44,522
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.288946	16.174178	21.71%	0
2018	15.391848	13.288946	-13.66%	0
2017	13.838963	15.391848	11.22%	0
2016	11.754085	13.838963	17.74%	0
2015	12.687297	11.754085	-7.36%	0
2014	12.458930	12.687297	1.83%	0
2013*	10.000000	12.458930	24.59%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.965872	19.946602	33.28%	0
2018	16.533090	14.965872	-9.48%	0
2017	13.309795	16.533090	24.22%	0
2016	12.883895	13.309795	3.31%	0
2015	13.273765	12.883895	-2.94%	0
2014	13.139397	13.273765	1.02%	5,682
2013	9.732578	13.139397	35.00%	11,757
2012	8.716502	9.732578	11.66%	15,429
2011	9.365612	8.716502	-6.93%	44,676
2010	7.602974	9.365612	23.18%	73,285
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	28.771174	37.125427	29.04%	0
2018	31.617443	28.771174	-9.00%	0
2017	26.058114	31.617443	21.33%	0
2016	25.682945	26.058114	1.46%	0
2015	26.108878	25.682945	-1.63%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.493053	8.577209	0.99%	0
2018	8.632900	8.493053	-1.62%	0
2017	8.784428	8.632900	-1.72%	0
2016	8.909635	8.784428	-1.41%	0
2015	9.130686	8.909635	-2.42%	0
2014	9.317593	9.130686	-2.01%	6,345
2013	9.507680	9.317593	-2.00%	12,839
2012	9.332363	9.507680	1.88%	12,592
2011	9.553200	9.332363	-2.31%	28,766
2010	9.315852	9.553200	2.55%	77,801
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.657875	29.007519	22.61%	0
2018	25.768656	23.657875	-8.19%	0
2017	22.337633	25.768656	15.36%	0
2016	20.873649	22.337633	7.01%	0
2015	21.530690	20.873649	-3.05%	0
2014	20.026290	21.530690	7.51%	0
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	498
2011	14.643282	13.823909	-5.60%	684
2010	12.237008	14.643282	19.66%	1,037
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.938732	10.817161	8.84%	0
2018	10.793474	9.938732	-7.92%	0
2017	9.773197	10.793474	10.44%	0
2016	8.886487	9.773197	9.98%	0
2015	10.046919	8.886487	-11.55%	0
2014	10.268426	10.046919	-2.16%	0
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.315493	10.402752	11.67%	0
2018	10.050519	9.315493	-7.31%	0
2017	9.398834	10.050519	6.93%	0
2016	8.522889	9.398834	10.28%	0
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.085971	10.503304	4.14%	0
2018	10.796496	10.085971	-6.58%	0
2017	10.009419	10.796496	7.86%	0
2016	9.985934	10.009419	0.24%	0
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
2010	10.774944	11.478392	6.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.963238	10.084965	1.22%	0
2018	10.206473	9.963238	-2.38%	0
2017	10.348591	10.206473	-1.37%	0
2016	10.487216	10.348591	-1.32%	0
2015	10.744724	10.487216	-2.40%	0
2014	10.949607	10.744724	-1.87%	937
2013	11.268065	10.949607	-2.83%	7,714
2012	10.940559	11.268065	2.99%	8,103
2011	11.119730	10.940559	-1.61%	12,935
2010	10.853711	11.119730	2.45%	29,204
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.868275	9.870854	0.03%	0
2018	9.990587	9.868275	-1.22%	0
2017	10.025429	9.990587	-0.35%	0
2016*	10.000000	10.025429	0.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.875920	10.412464	5.43%	1,537
2018	10.205820	9.875920	-3.23%	1,601
2017	9.995981	10.205820	2.10%	1,671
2016	10.003625	9.995981	-0.08%	1,738
2015	10.236304	10.003625	-2.27%	1,804
2014	10.089088	10.236304	1.46%	1,877
2013	10.575532	10.089088	-4.60%	3,019
2012	9.916475	10.575532	6.65%	993
2011*	10.000000	9.916475	-0.84%	909

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.950675	12.638845	27.01%	0
2018	11.165704	9.950675	-10.88%	0
2017*	10.000000	11.165704	11.66%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.067732	17.404643	33.19%	0
2018	13.106667	13.067732	-0.30%	0
2017	10.278820	13.106667	27.51%	0
2016*	10.000000	10.278820	2.79%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.204552	17.315275	21.90%	0
2018	18.032930	14.204552	-21.23%	0
2017	14.625267	18.032930	23.30%	0
2016	15.392259	14.625267	-4.98%	0
2015	15.781091	15.392259	-2.46%	0
2014	17.380480	15.781091	-9.20%	0
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
2010	13.533018	14.503041	7.17%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.177433	39.060884	25.29%	0
2018	31.742578	31.177433	-1.78%	0
2017	25.597405	31.742578	24.01%	0
2016	29.432923	25.597405	-13.03%	0
2015	26.868044	29.432923	9.55%	0
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
2010*	10.000000	10.452276	4.52%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.846501	5.265533	8.65%	0
2018	6.952955	4.846501	-30.30%	0
2017	7.281553	6.952955	-4.51%	0
2016	5.212456	7.281553	39.70%	0
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.967354	5.412458	8.96%	0
2018	7.111913	4.967354	-30.15%	0
2017	7.427321	7.111913	-4.25%	0
2016	5.305803	7.427321	39.98%	0
2015	8.185581	5.305803	-35.18%	0
2014	10.389132	8.185581	-21.21%	0
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.699262	6.99%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.068149	30.478723	21.58%	0
2018	25.408743	25.068149	-1.34%	0
2017	20.725572	25.408743	22.60%	0
2016	19.747488	20.725572	4.95%	0
2015	20.876540	19.747488	-5.41%	0
2014	21.844170	20.876540	-4.43%	0
2013	14.928234	21.844170	46.33%	173
2012	14.209306	14.928234	5.06%	213
2011	15.290795	14.209306	-7.07%	0
2010	12.383239	15.290795	23.48%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.794880	12.110460	12.19%	0
2018	11.969950	10.794880	-9.82%	0
2017	10.754421	11.969950	11.30%	0
2016	10.686622	10.754421	0.63%	0
2015	11.122155	10.686622	-3.92%	0
2014	10.963690	11.122155	1.45%	0
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	23.918772	28.782941	20.34%	0
2018	26.099176	23.918772	-8.35%	0
2017	22.603666	26.099176	15.46%	0
2016	20.903140	22.603666	8.14%	0
2015	21.170128	20.903140	-1.26%	0
2014	19.897813	21.170128	6.39%	0
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.588516	8.627754	13.69%	0
2018*	10.000000	7.588516	-24.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	30.500485	35.601749	16.73%	0
2018	36.994404	30.500485	-17.55%	0
2017	33.671561	36.994404	9.87%	0
2016	27.714333	33.671561	21.50%	0
2015	30.187843	27.714333	-8.19%	0
2014	28.463310	30.187843	6.06%	0
2013	21.242841	28.463310	33.99%	0
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.898574	11.554314	6.02%	0
2018	11.521686	10.898574	-5.41%	0
2017	11.415307	11.521686	0.93%	0
2016	11.232388	11.415307	1.63%	0
2015	11.830199	11.232388	-5.05%	0
2014	11.764048	11.830199	0.56%	0
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	22.705359	27.352993	20.47%	0
2018	25.135210	22.705359	-9.67%	0
2017	21.461152	25.135210	17.12%	0
2016	19.473219	21.461152	10.21%	0
2015	21.268644	19.473219	-8.44%	0
2014	19.449154	21.268644	9.36%	0
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.845455	27.432557	25.58%	0
2018	25.786211	21.845455	-15.28%	0
2017	23.761182	25.786211	8.52%	0
2016	19.887942	23.761182	19.48%	0
2015	20.757259	19.887942	-4.19%	0
2014	18.343467	20.757259	13.16%	630
2013	14.505402	18.343467	26.46%	2,804
2012	12.820711	14.505402	13.14%	3,218
2011	13.280973	12.820711	-3.47%	3,660
2010	11.466307	13.280973	15.83%	3,683
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.888036	11.056653	11.82%	0
2018	10.460857	9.888036	-5.48%	0
2017	10.034530	10.460857	4.25%	0
2016	9.135818	10.034530	9.84%	0
2015*	10.000000	9.135818	-8.64%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.400371	9.988336	6.25%	0
2018	9.727860	9.400371	-3.37%	0
2017	9.681523	9.727860	0.48%	0
2016	9.705669	9.681523	-0.25%	0
2015*	10.000000	9.705669	-2.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.176200	13.867875	24.08%	0
2018	12.402004	11.176200	-9.88%	0
2017	10.935266	12.402004	13.41%	0
2016	9.677862	10.935266	12.99%	0
2015*	10.000000	9.677862	-3.22%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.760374	15.774247	14.64%	0
2018	15.296450	13.760374	-10.04%	0
2017	13.817446	15.296450	10.70%	0
2016	13.672261	13.817446	1.06%	0
2015	14.186525	13.672261	-3.63%	0
2014	14.296492	14.186525	-0.77%	0
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.555937	12.316541	16.68%	0
2018	12.862683	10.555937	-17.93%	0
2017	11.484424	12.862683	12.00%	0
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	33.628372	40.009202	18.97%	0
2018	37.956139	33.628372	-11.40%	0
2017	34.684282	37.956139	9.43%	0
2016	28.335572	34.684282	22.41%	0
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	800
2012	18.867857	21.258030	12.67%	987
2011	19.271990	18.867857	-2.10%	1,229
2010	15.732763	19.271990	22.50%	1,237
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.141111	31.910627	26.93%	0
2018	27.147436	25.141111	-7.39%	0
2017	23.004271	27.147436	18.01%	0
2016	21.202814	23.004271	8.50%	0
2015	21.592490	21.202814	-1.80%	0
2014	19.610421	21.592490	10.11%	938
2013	15.294706	19.610421	28.22%	1,063
2012	13.606477	15.294706	12.41%	1,104
2011	13.753230	13.606477	-1.07%	2,391
2010	12.334286	13.753230	11.50%	2,559

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.626273	28.541553	31.98%	0
2018	23.917287	21.626273	-9.58%	0
2017	19.342005	23.917287	23.65%	0
2016	18.457976	19.342005	4.79%	0
2015	19.489366	18.457976	-5.29%	0
2014	18.566708	19.489366	4.97%	0
2013	15.784628	18.566708	17.63%	0
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	0
2010	12.417294	13.907186	12.00%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	17.813793	21.068715	18.27%	0
2018	22.675438	17.813793	-21.44%	0
2017	18.726824	22.675438	21.09%	0
2016	16.469931	18.726824	13.70%	0
2015	17.356107	16.469931	-5.11%	0
2014	17.596123	17.356107	-1.36%	0
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.451358	10.721194	13.44%	0
2018	10.114546	9.451358	-6.56%	0
2017*	10.000000	10.114546	1.15%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.740926	15.841515	24.34%	0
2018	15.760371	12.740926	-19.16%	0
2017	14.484954	15.760371	8.81%	0
2016	11.349851	14.484954	27.62%	0
2015	12.464374	11.349851	-8.94%	0
2014	12.122604	12.464374	2.82%	0
2013*	10.000000	12.122604	21.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.782789	10.197694	4.24%	0
2018	10.059216	9.782789	-2.75%	0
2017	9.988436	10.059216	0.71%	0
2016	9.417134	9.988436	6.07%	0
2015	9.770433	9.417134	-3.62%	0
2014	9.979294	9.770433	-2.09%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.007987	10.515741	16.74%	0
2018*	10.000000	9.007987	-9.92%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.480077	12.200633	6.28%	0
2018	11.887462	11.480077	-3.43%	0
2017	11.768879	11.887462	1.01%	0
2016	11.675981	11.768879	0.80%	0
2015	12.046763	11.675981	-3.08%	0
2014	11.954724	12.046763	0.77%	0
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.169334	10.274605	25.77%	0
2018*	10.000000	8.169334	-18.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.743687	15.486775	12.68%	0
2018	14.748491	13.743687	-6.81%	0
2017	13.430108	14.748491	9.82%	0
2016	13.109029	13.430108	2.45%	0
2015	13.537703	13.109029	-3.17%	0
2014	13.344278	13.537703	1.45%	0
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.497631	16.919134	16.70%	0
2018	15.858467	14.497631	-8.58%	0
2017	14.010606	15.858467	13.19%	0
2016	13.601654	14.010606	3.01%	0
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	1,273
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.447060	18.663747	20.82%	0
2018	17.260299	15.447060	-10.51%	0
2017	14.688893	17.260299	17.51%	0
2016	14.183580	14.688893	3.56%	0
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.873174	13.137716	20.83%	0
2018	11.690032	10.873174	-6.99%	0
2017	10.340714	11.690032	13.05%	0
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	28.572064	36.514190	27.80%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.607698	11.341168	6.91%	0
2018	14.486249	10.607698	-26.77%	0
2017	15.304214	14.486249	-5.34%	0
2016	11.774545	15.304214	29.98%	0
2015	15.262618	11.774545	-22.85%	0
2014	17.973063	15.262618	-15.08%	0
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	510
2010	13.624560	15.804760	16.00%	491
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	20.947135	25.919861	23.74%	0
2018	23.529595	20.947135	-10.98%	0
2017	21.454141	23.529595	9.67%	0
2016	18.721080	21.454141	14.60%	0
2015	20.081943	18.721080	-6.78%	0
2014	19.016120	20.081943	5.60%	0
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.198834	14.137939	26.24%	0
2018	12.670217	11.198834	-11.61%	0
2017	11.160139	12.670217	13.53%	0
2016*	10.000000	11.160139	11.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	27.997705	36.516512	30.43%	0
2018	28.889233	27.997705	-3.09%	0
2017	22.009810	28.889233	31.26%	0
2016	22.483655	22.009810	-2.11%	0
2015	21.604065	22.483655	4.07%	0
2014	19.990580	21.604065	8.07%	578
2013	15.098785	19.990580	32.40%	649
2012	13.557967	15.098785	11.36%	696
2011	13.930779	13.557967	-2.68%	765
2010	11.552863	13.930779	20.58%	799

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.750300	12.514709	6.51%	4,685
2018	12.167729	11.750300	-3.43%	5,008
2017	12.018250	12.167729	1.24%	4,691
2016	11.815399	12.018250	1.72%	4,308
2015	12.241069	11.815399	-3.48%	4,247
2014	11.905446	12.241069	2.82%	4,365
2013	12.487780	11.905446	-4.66%	9,021
2012	12.147818	12.487780	2.80%	8,277
2011	11.657420	12.147818	4.21%	7,797
2010	11.134285	11.657420	4.70%	9,094
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	32.667164	39.170717	19.91%	651
2018	39.379334	32.667164	-17.04%	574
2017	33.556384	39.379334	17.35%	609
2016	30.795459	33.556384	8.97%	665
2015	32.157658	30.795459	-4.24%	674
2014	31.154006	32.157658	3.22%	674
2013	23.553111	31.154006	32.27%	1,252
2012	21.120119	23.553111	11.52%	1,488
2011	24.335175	21.120119	-13.21%	1,631
2010	19.442007	24.335175	25.17%	1,544
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.598454	23.084914	24.12%	0
2018	22.495009	18.598454	-17.32%	0
2017	17.774948	22.495009	26.55%	0
2016	19.272872	17.774948	-7.77%	0
2015	19.165819	19.272872	0.56%	0
2014	21.468961	19.165819	-10.73%	0
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.626166	12.718615	19.69%	0
2018	11.670523	10.626166	-8.95%	0
2017	11.551582	11.670523	1.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	25.292133	33.017937	30.55%	0
2018	31.496250	25.292133	-19.70%	0
2017	27.166090	31.496250	15.94%	0
2016	25.535892	27.166090	6.38%	0
2015	27.095617	25.535892	-5.76%	0
2014	26.131307	27.095617	3.69%	0
2013	20.618670	26.131307	26.74%	0
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
2010	15.304798	18.823895	22.99%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.142240	13.001144	16.68%	0
2018	12.669851	11.142240	-12.06%	0
2017	11.621578	12.669851	9.02%	0
2016	10.546878	11.621578	10.19%	0
2015	11.551819	10.546878	-8.70%	0
2014	11.537705	11.551819	0.12%	0
2013	9.575462	11.537705	20.49%	0
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0
2010	8.289909	8.897898	7.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.610291	15.377420	12.98%	0
2018	14.611806	13.610291	-6.85%	0
2017	13.684635	14.611806	6.78%	0
2016	12.327315	13.684635	11.01%	0
2015	13.624066	12.327315	-9.52%	0
2014	13.377466	13.624066	1.84%	0
2013	12.060183	13.377466	10.92%	0
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	25.206287	31.711439	25.81%	0
2018	27.281028	25.206287	-7.61%	0
2017	23.242818	27.281028	17.37%	0
2016	20.573224	23.242818	12.98%	0
2015	21.933443	20.573224	-6.20%	0
2014	20.722833	21.933443	5.84%	0
2013	16.413600	20.722833	26.25%	0
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
2010	12.425361	14.593573	17.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.478263	36.258332	23.00%	0
2018	34.761854	29.478263	-15.20%	0
2017	32.268181	34.761854	7.73%	0
2016	25.458441	32.268181	26.75%	0
2015	28.237562	25.458441	-9.84%	0
2014	28.841769	28.237562	-2.09%	0
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
2010	16.133884	20.139584	24.83%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.284893	11.451972	23.34%	0
2018	11.328649	9.284893	-18.04%	0
2017	8.287107	11.328649	36.70%	0
2016	7.247817	8.287107	14.34%	0
2015	9.260736	7.247817	-21.74%	0
2014*	10.000000	9.260736	-7.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	16.860791	18.470523	9.55%	0
2018	20.486093	16.860791	-17.70%	0
2017	18.031918	20.486093	13.61%	0
2016	17.281439	18.031918	4.34%	0
2015	18.984735	17.281439	-8.97%	0
2014	21.944655	18.984735	-13.49%	0
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.806927	8.746120	-0.69%	0
2018	8.876036	8.806927	-0.78%	0
2017	8.944730	8.876036	-0.77%	0
2016	8.925253	8.944730	0.22%	0
2015	9.580716	8.925253	-6.84%	0
2014	9.664386	9.580716	-0.87%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.822619	11.793460	8.97%	0
2018	11.622884	10.822619	-6.89%	0
2017	10.554449	11.622884	10.12%	0
2016	10.390248	10.554449	1.58%	0
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.319548	9.872980	5.94%	0
2018*	10.000000	9.319548	-6.80%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.961361	9.161234	2.23%	0
2018	9.698861	8.961361	-7.60%	0
2017	9.609032	9.698861	0.93%	0
2016	9.917855	9.609032	-3.11%	0
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.047003	21.312354	32.81%	0
2018	17.153803	16.047003	-6.45%	0
2017	13.870389	17.153803	23.67%	0
2016	13.965227	13.870389	-0.68%	0
2015	13.694888	13.965227	1.97%	0
2014	13.005329	13.694888	5.30%	0
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.339472	15.020122	21.72%	0
2018	14.340912	12.339472	-13.96%	0
2017	12.847522	14.340912	11.62%	0
2016	11.661319	12.847522	10.17%	0
2015	12.514527	11.661319	-6.82%	0
2014	12.340673	12.514527	1.41%	0
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.502251	36.474687	27.97%	0
2018	33.811546	28.502251	-15.70%	0
2017	25.475919	33.811546	32.72%	0
2016	26.208698	25.475919	-2.80%	0
2015	25.968534	26.208698	0.92%	0
2014	26.138085	25.968534	-0.65%	0
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.231617	9.940207	7.68%	0
2018	9.935349	9.231617	-7.08%	0
2017	9.624077	9.935349	3.23%	0
2016	9.302518	9.624077	3.46%	0
2015	9.799988	9.302518	-5.08%	0
2014	9.822044	9.799988	-0.22%	0
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.202834	10.217605	24.56%	0
2018	10.475770	8.202834	-21.70%	0
2017	8.509626	10.475770	23.10%	0
2016	8.984601	8.509626	-5.29%	0
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.592426	28.974178	28.25%	0
2018	25.256209	22.592426	-10.55%	0
2017	22.241498	25.256209	13.55%	0
2016	20.526060	22.241498	8.36%	0
2015	20.449475	20.526060	0.37%	0
2014	19.027169	20.449475	7.48%	442
2013	14.869895	19.027169	27.96%	3,796
2012	13.099764	14.869895	13.51%	4,186
2011	13.498076	13.099764	-2.95%	4,951
2010	11.970740	13.498076	12.76%	5,177
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.348736	38.493568	22.79%	0
2018	36.001462	31.348736	-12.92%	0
2017	32.462792	36.001462	10.90%	0
2016	28.336200	32.462792	14.56%	0
2015	30.996578	28.336200	-8.58%	0
2014	28.516799	30.996578	8.70%	0
2013	20.830440	28.516799	36.90%	0
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
2010	15.973049	19.135435	19.80%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.132143	15.568352	18.55%	0
2018	14.267764	13.132143	-7.96%	0
2017	12.390759	14.267764	15.15%	0
2016	13.062620	12.390759	-5.14%	0
2015	14.640303	13.062620	-10.78%	0
2014	15.874841	14.640303	-7.78%	0
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.651012	12.611827	8.25%	0
2018	12.228566	11.651012	-4.72%	0
2017	11.774127	12.228566	3.86%	0
2016	10.408794	11.774127	13.12%	0
2015	11.436112	10.408794	-8.98%	0
2014	11.527832	11.436112	-0.80%	0
2013	10.716407	11.527832	7.57%	0
2012*	10.000000	10.716407	7.16%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.091421	20.265703	34.29%	0
2018	15.513697	15.091421	-2.72%	0
2017	12.557207	15.513697	23.54%	0
2016	12.154754	12.557207	3.31%	0
2015	13.251669	12.154754	-8.28%	0
2014	12.619340	13.251669	5.01%	0
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	22.860436	27.211620	19.03%	0
2018	23.385394	22.860436	-2.24%	0
2017	20.332609	23.385394	15.01%	0
2016	20.018993	20.332609	1.57%	0
2015	20.479902	20.018993	-2.25%	0
2014	19.436140	20.479902	5.37%	0
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.329557	9.924972	6.38%	0
2018	9.709845	9.329557	-3.92%	0
2017	9.649868	9.709845	0.62%	0
2016	9.696391	9.649868	-0.48%	0
2015*	10.000000	9.696391	-3.04%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	34.901801	46.498335	33.23%	0
2018	35.251532	34.901801	-0.99%	0
2017	27.853047	35.251532	26.56%	0
2016	28.064021	27.853047	-0.75%	0
2015	25.753605	28.064021	8.97%	0
2014	24.389393	25.753605	5.59%	0
2013	19.141071	24.389393	27.42%	1,607
2012	15.875501	19.141071	20.57%	1,800
2011	17.523245	15.875501	-9.40%	2,205
2010	16.904640	17.523245	3.66%	2,123
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.664700	30.543627	40.98%	0
2018	22.057400	21.664700	-1.78%	0
2017	15.633801	22.057400	41.09%	0
2016	14.104390	15.633801	10.84%	0
2015	13.845152	14.104390	1.87%	0
2014	13.006210	13.845152	6.45%	0
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	21.755496	26.835305	23.35%	0
2018	26.338156	21.755496	-17.40%	0
2017	20.681702	26.338156	27.35%	0
2016	22.770617	20.681702	-9.17%	0
2015	25.649229	22.770617	-11.22%	0
2014	29.975372	25.649229	-14.43%	0
2013	26.943221	29.975372	11.25%	0
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.173742	9.400718	15.01%	0
2018	10.311104	8.173742	-20.73%	0
2017	8.285303	10.311104	24.45%	0
2016	7.045948	8.285303	17.59%	0
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.628338	10.161488	5.54%	0
2018	9.994500	9.628338	-3.66%	0
2017	9.883900	9.994500	1.12%	0
2016*	10.000000	9.883900	-1.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.896202	20.487116	37.53%	0
2018	15.571569	14.896202	-4.34%	0
2017	12.660334	15.571569	22.99%	0
2016	11.952332	12.660334	5.92%	0
2015	12.546988	11.952332	-4.74%	0
2014	13.932885	12.546988	-9.95%	0
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	25.738887	32.450188	26.07%	0
2018	29.498943	25.738887	-12.75%	0
2017	25.819998	29.498943	14.25%	0
2016	23.309682	25.819998	10.77%	0
2015	24.169982	23.309682	-3.56%	0
2014	22.529349	24.169982	7.28%	0
2013	17.067052	22.529349	32.00%	0
2012	15.129737	17.067052	12.80%	0
2011	15.613586	15.129737	-3.10%	0
2010	14.420816	15.613586	8.27%	114
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.758470	7.58%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.964023	19.527822	22.32%	0
2018	18.167967	15.964023	-12.13%	0
2017	14.714545	18.167967	23.47%	0
2016	14.554812	14.714545	1.10%	0
2015	14.062215	14.554812	3.50%	0
2014	14.283219	14.062215	-1.55%	0
2013	11.495138	14.283219	24.25%	0
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	711
2010*	10.000000	10.652058	6.52%	683
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.124510	16.475583	35.89%	0
2018	12.385194	12.124510	-2.10%	0
2017	9.930591	12.385194	24.72%	0
2016	9.637160	9.930591	3.04%	0
2015*	10.000000	9.637160	-3.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.217646	12.079132	7.68%	0
2018	11.630624	11.217646	-3.55%	0
2017	11.281320	11.630624	3.10%	0
2016	10.946093	11.281320	3.06%	0
2015	11.338447	10.946093	-3.46%	0
2014	10.827892	11.338447	4.72%	0
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.338415	21.493598	11.14%	0
2018	21.373588	19.338415	-9.52%	0
2017	20.033400	21.373588	6.69%	0
2016	18.608253	20.033400	7.66%	0
2015	19.342244	18.608253	-3.79%	0
2014	19.310659	19.342244	0.16%	0
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.961758	11.155549	24.48%	0
2018	9.995756	8.961758	-10.34%	0
2017	9.122660	9.995756	9.57%	0
2016	8.150343	9.122660	11.93%	0
2015*	10.000000	8.150343	-18.50%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.032653	19.353841	20.72%	0
2018	17.746159	16.032653	-9.66%	0
2017	15.510482	17.746159	14.41%	0
2016	14.352158	15.510482	8.07%	0
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.172514	16.664370	17.58%	0
2018	15.323536	14.172514	-7.51%	0
2017	13.592659	15.323536	12.73%	0
2016	12.808847	13.592659	6.12%	0
2015	13.029314	12.808847	-1.69%	4,679
2014	12.747828	13.029314	2.21%	13,575
2013	10.621504	12.747828	20.02%	13,943
2012	9.429319	10.621504	12.64%	14,402
2011	9.596280	9.429319	-1.74%	14,571
2010	8.799821	9.596280	9.05%	15,378
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.820270	10.418878	6.10%	2,251
2018	10.198544	9.820270	-3.71%	2,399
2017	10.149410	10.198544	0.48%	2,232
2016	10.155754	10.149410	-0.06%	2,035
2015	10.456377	10.155754	-2.88%	3,434
2014	10.231614	10.456377	2.20%	16,150
2013	10.787813	10.231614	-5.16%	13,719
2012	10.557831	10.787813	2.18%	11,927
2011	10.257288	10.557831	2.93%	11,186
2010	9.940957	10.257288	3.18%	11,218
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.672634	20.563789	31.21%	0
2018	17.776892	15.672634	-11.84%	0
2017	13.941788	17.776892	27.51%	0
2016	14.293463	13.941788	-2.46%	0
2015	13.780880	14.293463	3.72%	0
2014	13.900870	13.780880	-0.86%	906
2013	11.099915	13.900870	25.23%	2,058
2012	9.339846	11.099915	18.84%	2,321
2011	10.578467	9.339846	-11.71%	3,277
2010	9.762915	10.578467	8.35%	3,089

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.441988	22.122391	26.83%	0
2018	18.037959	17.441988	-3.30%	0
2017	14.497454	18.037959	24.42%	0
2016	13.653419	14.497454	6.18%	0
2015	13.178117	13.653419	3.61%	0
2014	12.526372	13.178117	5.20%	964
2013	9.927570	12.526372	26.18%	1,036
2012	8.686745	9.927570	14.28%	1,106
2011	9.361632	8.686745	-7.21%	9,272
2010	8.136030	9.361632	15.06%	9,207
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.591450	17.850776	22.34%	3,963
2018	15.325859	14.591450	-4.79%	3,841
2017	12.910754	15.325859	18.71%	4,295
2016	11.937609	12.910754	8.15%	4,661
2015	12.130780	11.937609	-1.59%	6,237
2014	11.304781	12.130780	7.31%	15,698
2013	8.733162	11.304781	29.45%	11,407
2012	7.663770	8.733162	13.95%	12,648
2011	8.051973	7.663770	-4.82%	22,445
2010	7.453008	8.051973	8.04%	22,508
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.087048	13.908407	6.28%	1,720
2018	13.768169	13.087048	-4.95%	1,771
2017	13.299802	13.768169	3.52%	1,662
2016	12.573578	13.299802	5.78%	1,568
2015	13.300318	12.573578	-5.46%	1,596
2014	13.151606	13.300318	1.13%	1,588
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.331500	28.847287	23.64%	0
2018	25.902734	23.331500	-9.93%	0
2017	22.606854	25.902734	14.58%	0
2016	19.749754	22.606854	14.47%	0
2015	21.701497	19.749754	-8.99%	0
2014	20.465453	21.701497	6.04%	0
2013	15.537474	20.465453	31.72%	0
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	1,076
2010	12.667615	14.236975	12.39%	1,217

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.494319	10.624096	11.90%	0
2018	10.657052	9.494319	-10.91%	0
2017	9.242496	10.657052	15.30%	0
2016	9.219143	9.242496	0.25%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.002198	10.378439	3.76%	0
2018*	10.000000	10.002198	0.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.153211	20.277254	11.70%	0
2018	19.226771	18.153211	-5.58%	0
2017	18.498681	19.226771	3.94%	0
2016	16.644501	18.498681	11.14%	0
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.337549	17.877864	24.69%	0
2018	15.506681	14.337549	-7.54%	0
2017	12.766434	15.506681	21.46%	0
2016	11.548816	12.766434	10.54%	0
2015	12.006432	11.548816	-3.81%	1,326
2014	11.574101	12.006432	3.74%	1,325
2013	8.283076	11.574101	39.73%	5,510
2012	7.282953	8.283076	13.73%	6,921
2011	8.467882	7.282953	-13.99%	7,928
2010	7.538388	8.467882	12.33%	7,335
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.002786	11.642270	29.32%	3,372
2018	11.099713	9.002786	-18.89%	3,384
2017	9.081740	11.099713	22.22%	3,180
2016	9.564713	9.081740	-5.05%	3,341
2015	9.889883	9.564713	-3.29%	3,325
2014	10.298393	9.889883	-3.97%	3,199
2013	8.737078	10.298393	17.87%	1,469
2013	8.737078	10.298393	17.87%	1,469
2012	7.769580	8.737078	12.45%	1,626
2011	8.830572	7.769580	-12.01%	1,764
2010	7.970391	8.830572	10.79%	1,809

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.210752	29.153542	25.60%	0
2018	23.912615	23.210752	-2.94%	0
2017	20.426167	23.912615	17.07%	0
2016	18.874539	20.426167	8.22%	0
2015	19.260887	18.874539	-2.01%	0
2014	17.694338	19.260887	8.85%	0
2013	13.896886	17.694338	27.33%	0
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0
2010	11.641432	12.831777	10.23%	117
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.978061	14.454626	20.68%	0
2018	13.787667	11.978061	-13.12%	0
2017	11.821316	13.787667	16.63%	0
2016	11.205028	11.821316	5.50%	0
2015	11.715574	11.205028	-4.36%	0
2014	11.516624	11.715574	1.73%	0
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	855
2010	7.922212	8.865909	11.91%	820
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.469366	12.971949	13.10%	0
2018	12.566764	11.469366	-8.73%	0
2017	11.519551	12.566764	9.09%	0
2016	11.151106	11.519551	3.30%	0
2015	11.577334	11.151106	-3.68%	0
2014	11.402468	11.577334	1.53%	0
2013	10.215475	11.402468	11.62%	0
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0
2010	9.153230	9.838045	7.48%	1,493
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.934573	13.969963	17.05%	0
2018	13.350783	11.934573	-10.61%	0
2017	11.841468	13.350783	12.75%	0
2016	11.333116	11.841468	4.49%	0
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.545082	11.361065	7.74%	0
2018	11.123549	10.545082	-5.20%	0
2017	10.742423	11.123549	3.55%	0
2016	10.547475	10.742423	1.85%	0
2015	10.914719	10.547475	-3.36%	0
2014	10.849832	10.914719	0.60%	0
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	1,535
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.339793	11.460214	10.84%	0
2018	11.424018	10.339793	-9.49%	0
2017	10.224326	11.424018	11.73%	0
2016	9.949019	10.224326	2.77%	0
2015	10.678433	9.949019	-6.83%	0
2014	10.726691	10.678433	-0.45%	0
2013*	10.000000	10.726691	7.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.611102	11.922313	12.36%	0
2018	11.731441	10.611102	-9.55%	0
2017	10.229790	11.731441	14.68%	0
2016	9.892874	10.229790	3.41%	0
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.750657	13.514913	15.01%	0
2018	12.993191	11.750657	-9.56%	0
2017	11.710010	12.993191	10.96%	0
2016	11.268462	11.710010	3.92%	0
2015	11.699950	11.268462	-3.69%	662
2014	11.493197	11.699950	1.80%	668
2013	10.021658	11.493197	14.68%	673
2012	9.161783	10.021658	9.39%	678
2011	9.635412	9.161783	-4.92%	8,365
2010	8.887030	9.635412	8.42%	8,325

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.933153	14.199539	18.99%	0
2018	13.547407	11.933153	-11.92%	0
2017	11.785471	13.547407	14.95%	0
2016	11.251269	11.785471	4.75%	0
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	0
2011	9.204611	8.542514	-7.19%	0
2010	8.344275	9.204611	10.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.248680	12.516746	11.27%	0
2018	12.134656	11.248680	-7.30%	0
2017	11.342709	12.134656	6.98%	0
2016	10.991362	11.342709	3.20%	0
2015	11.412153	10.991362	-3.69%	649
2014	11.263030	11.412153	1.32%	654
2013	10.400688	11.263030	8.29%	659
2012	9.709305	10.400688	7.12%	665
2011	10.000050	9.709305	-2.91%	670
2010	9.421073	10.000050	6.15%	675
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.415143	13.595294	9.51%	1,868
2018	15.128807	12.415143	-17.94%	1,623
2017	12.662581	15.128807	19.48%	1,550
2016	12.862917	12.662581	-1.56%	1,691
2015	13.749865	12.862917	-6.45%	1,592
2014	15.377057	13.749865	-10.58%	1,516
2013	13.152570	15.377057	16.91%	981
2012	11.300509	13.152570	16.39%	1,120
2011	13.254889	11.300509	-14.74%	1,211
2010	12.802957	13.254889	3.53%	1,188
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.884524	11.517710	5.82%	5,060
2018	11.259933	10.884524	-3.33%	5,408
2017	11.101568	11.259933	1.43%	5,070
2016	10.859378	11.101568	2.23%	4,668
2015	11.254091	10.859378	-3.51%	4,599
2014	11.043715	11.254091	1.90%	4,727
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
2010	10.304036	10.710927	3.95%	253

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.514457	12.284759	6.69%	0
2018	12.004132	11.514457	-4.08%	0
2017	11.882371	12.004132	1.02%	0
2016	11.810918	11.882371	0.60%	0
2015	12.195521	11.810918	-3.15%	0
2014	11.944410	12.195521	2.10%	0
2013	12.526221	11.944410	-4.64%	0
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.571064	13.491014	16.59%	0
2018	13.236123	11.571064	-12.58%	0
2017	11.532686	13.236123	14.77%	0
2016	10.634697	11.532686	8.44%	0
2015	11.280599	10.634697	-5.73%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.029795	12.618058	14.40%	0
2018	12.292923	11.029795	-10.28%	0
2017	11.092241	12.292923	10.82%	0
2016	10.474764	11.092241	5.89%	0
2015	10.952887	10.474764	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	24.870182	29.698659	19.41%	0
2018	31.029930	24.870182	-19.85%	0
2017	22.568343	31.029930	37.49%	0
2016	21.567892	22.568343	4.64%	0
2015	26.448981	21.567892	-18.45%	0
2014	28.820755	26.448981	-8.23%	0
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.378188	10.736699	3.45%	0
2018	10.667386	10.378188	-2.71%	0
2017	10.733235	10.667386	-0.61%	0
2016	10.943430	10.733235	-1.92%	0
2015	11.253591	10.943430	-2.76%	0
2014	11.054816	11.253591	1.80%	777
2013	11.835799	11.054816	-6.60%	10,430
2012	11.798153	11.835799	0.32%	9,349
2011	11.298641	11.798153	4.42%	8,532
2010	11.076507	11.298641	2.01%	9,885

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.729257	7.658476	-0.92%	0
2018	7.831914	7.729257	-1.31%	0
2017	8.010754	7.831914	-2.23%	0
2016	8.227585	8.010754	-2.64%	0
2015	8.451546	8.227585	-2.65%	0
2014	8.681607	8.451546	-2.65%	615
2013	8.917938	8.681607	-2.65%	7,199
2012	9.161369	8.917938	-2.66%	6,689
2011	9.410052	9.161369	-2.64%	5,897
2010	9.666191	9.410052	-2.65%	6,466
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.721151	8.938201	15.76%	0
2018	9.310858	7.721151	-17.07%	0
2017	7.525858	9.310858	23.72%	0
2016	7.681479	7.525858	-2.03%	0
2015	8.153251	7.681479	-5.79%	0
2014	8.435949	8.153251	-3.35%	0
2013	7.370964	8.435949	14.45%	0
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.310710	9.805872	17.99%	1,942
2018	9.942930	8.310710	-16.42%	1,838
2017	8.205847	9.942930	21.17%	1,780
2016	8.384738	8.205847	-2.13%	1,916
2015	8.734363	8.384738	-4.00%	1,864
2014	9.563986	8.734363	-8.67%	1,777
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.196416	26.736401	20.45%	0
2018	25.019713	22.196416	-11.28%	0
2017	21.699514	25.019713	15.30%	2,811
2016	20.360766	21.699514	6.58%	2,811
2015	21.125943	20.360766	-3.62%	2,811
2014	20.670538	21.125943	2.20%	2,811
2013	16.686340	20.670538	23.88%	2,811
2012	14.789566	16.686340	12.83%	2,811
2011	15.813098	14.789566	-6.47%	2,811
2010	14.170243	15.813098	11.59%	2,180

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.483182	16.262450	12.29%	0
2018	15.638071	14.483182	-7.39%	0
2017	14.453677	15.638071	8.19%	0
2016	13.965799	14.453677	3.49%	0
2015	14.370949	13.965799	-2.82%	0
2014	14.114934	14.370949	1.81%	0
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.966951	19.811035	16.76%	0
2018	18.637493	16.966951	-8.96%	0
2017	16.674079	18.637493	11.78%	0
2016	15.896388	16.674079	4.89%	0
2015	16.416468	15.896388	-3.17%	0
2014	16.027981	16.416468	2.42%	0
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
2010	11.987740	13.074275	9.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.941109	12.732880	6.63%	0
2018	12.493284	11.941109	-4.42%	0
2017	12.142387	12.493284	2.89%	0
2016	11.961958	12.142387	1.51%	0
2015	12.255152	11.961958	-2.39%	10,458
2014	12.117340	12.255152	1.14%	11,512
2013	11.873485	12.117340	2.05%	12,776
2012	11.597274	11.873485	2.38%	12,925
2011	11.572997	11.597274	0.21%	17,428
2010	11.226422	11.572997	3.09%	22,019
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.415376	11.457346	10.00%	0
2018	11.338398	10.415376	-8.14%	0
2017	10.213111	11.338398	11.02%	0
2016	9.923895	10.213111	2.91%	0
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.693078	11.997049	12.19%	0
2018	11.693839	10.693078	-8.56%	0
2017	10.269207	11.693839	13.87%	0
2016	9.862422	10.269207	4.12%	0
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.228999	19.748779	14.63%	0
2018	18.766677	17.228999	-8.19%	0
2017	17.069445	18.766677	9.94%	0
2016	16.363896	17.069445	4.31%	0
2015	16.865817	16.363896	-2.98%	0
2014	16.471514	16.865817	2.39%	3,030
2013	14.507539	16.471514	13.54%	3,030
2012	13.449250	14.507539	7.87%	3,030
2011	13.820146	13.449250	-2.68%	5,456
2010	12.799254	13.820146	7.98%	6,171
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.142910	23.889539	18.60%	2,191
2018	22.427375	20.142910	-10.19%	2,191
2017	19.743082	22.427375	13.60%	2,191
2016	18.693470	19.743082	5.61%	2,191
2015	19.343561	18.693470	-3.36%	2,191
2014	18.931687	19.343561	2.18%	2,191
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	4,196
2011	15.059948	14.349835	-4.72%	4,196
2010	13.710012	15.059948	9.85%	4,196
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.593614	16.122472	10.48%	0
2018	15.574371	14.593614	-6.30%	0
2017	14.647821	15.574371	6.33%	0
2016	14.233672	14.647821	2.91%	0
2015	14.625623	14.233672	-2.68%	503
2014	14.343929	14.625623	1.96%	507
2013	13.334852	14.343929	7.57%	511
2012	12.679315	13.334852	5.17%	515
2011	12.760470	12.679315	-0.64%	520
2010	12.078968	12.760470	5.64%	524
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.377624	3.78%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.675679	6.76%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.657095	19.848253	26.77%	0
2018	16.643480	15.657095	-5.93%	0
2017	13.162247	16.643480	26.45%	0
2016	13.255726	13.162247	-0.71%	0
2015	13.203353	13.255726	0.40%	0
2014	12.313165	13.203353	7.23%	0
2013	9.409853	12.313165	30.85%	0
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
2010	7.866930	8.834864	12.30%	69
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.536123	12.202703	15.82%	0
2018	11.372813	10.536123	-7.36%	0
2017	9.937163	11.372813	14.45%	0
2016	9.403149	9.937163	5.68%	0
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.824291	14.041426	18.75%	0
2018	12.469101	11.824291	-5.17%	0
2017	10.524060	12.469101	18.48%	0
2016	9.822978	10.524060	7.14%	0
2015	10.076142	9.822978	-2.51%	0
2014*	10.000000	10.076142	0.76%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.264322	33.776995	33.69%	0
2018	26.362254	25.264322	-4.16%	0
2017	21.309347	26.362254	23.71%	0
2016	21.183540	21.309347	0.59%	0
2015	20.759076	21.183540	2.04%	0
2014	19.642326	20.759076	5.69%	0
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	1,307
2010	12.806508	13.529183	5.64%	1,477
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.128974	26.057591	23.33%	0
2018	23.978417	21.128974	-11.88%	0
2017	22.712701	23.978417	5.57%	0
2016	19.406608	22.712701	17.04%	0
2015	20.861624	19.406608	-6.97%	0
2014	18.972881	20.861624	9.95%	437
2013	14.801183	18.972881	28.18%	494
2012	13.285790	14.801183	11.41%	526
2011	13.580649	13.285790	-2.17%	1,743
2010	12.328664	13.580649	10.16%	1,887

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	31.954778	39.087728	22.32%	652
2018	37.047506	31.954778	-13.75%	608
2017	32.866733	37.047506	12.72%	646
2016	28.064549	32.866733	17.11%	699
2015	29.578146	28.064549	-5.12%	738
2014	27.767526	29.578146	6.52%	731
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
2010	16.082724	19.759372	22.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.162443	13.765067	13.18%	0
2018	15.116058	12.162443	-19.54%	0
2017	12.670840	15.116058	19.30%	0
2016	12.397263	12.670840	2.21%	0
2015	13.454099	12.397263	-7.86%	0
2014	15.301228	13.454099	-12.07%	1,230
2013	12.984403	15.301228	17.84%	0
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.723923	15.495688	21.78%	0
2018	14.820226	12.723923	-14.14%	0
2017	13.310747	14.820226	11.34%	0
2016	11.781617	13.310747	12.98%	0
2015	12.533109	11.781617	-6.00%	0
2014	11.678059	12.533109	7.32%	0
2013	8.883950	11.678059	31.45%	5,342
2012	7.761048	8.883950	14.47%	6,357
2011	8.489146	7.761048	-8.58%	7,535
2010	7.734257	8.489146	9.76%	7,160
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.134535	19.452548	20.56%	0
2018	19.087469	16.134535	-15.47%	0
2017	17.222093	19.087469	10.83%	0
2016	15.042878	17.222093	14.49%	0
2015	15.911577	15.042878	-5.46%	0
2014	13.967378	15.911577	13.92%	0
2013	10.574608	13.967378	32.08%	0
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0
2010	8.430486	9.818541	16.46%	155

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	21.895530	28.856157	31.79%	0
2018	24.509004	21.895530	-10.66%	0
2017	20.196333	24.509004	21.35%	0
2016	19.197583	20.196333	5.20%	0
2015	19.616351	19.197583	-2.13%	0
2014	19.651593	19.616351	-0.18%	494
2013	14.022958	19.651593	40.14%	472
2012	12.737823	14.022958	10.09%	537
2011	13.197553	12.737823	-3.48%	607
2010	10.836099	13.197553	21.79%	609
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.114656	32.485342	15.55%	0
2018	34.852740	28.114656	-19.33%	0
2017	32.917360	34.852740	5.88%	0
2016	26.916302	32.917360	22.30%	0
2015	29.504842	26.916302	-8.77%	0
2014	28.387526	29.504842	3.94%	0
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	27.705602	33.809750	22.03%	0
2018	32.655409	27.705602	-15.16%	0
2017	29.630647	32.655409	10.21%	0
2016	24.835870	29.630647	19.31%	0
2015	26.004882	24.835870	-4.50%	0
2014	26.565188	26.004882	-2.11%	0
2013	19.414854	26.565188	36.83%	0
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.159880	18.602191	22.71%	0
2018	16.547152	15.159880	-8.38%	0
2017	14.359295	16.547152	15.24%	0
2016	13.394976	14.359295	7.20%	0
2015	13.817438	13.394976	-3.06%	0
2014	12.843706	13.817438	7.58%	0
2013	9.522109	12.843706	34.88%	0
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
2010	7.752377	9.325359	20.29%	198

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.956833	15.183884	26.99%	0
2018	12.803731	11.956833	-6.61%	0
2017	12.390032	12.803731	3.34%	0
2016	11.874002	12.390032	4.35%	0
2015	12.929116	11.874002	-8.16%	0
2014	10.326723	12.929116	25.20%	0
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
2010	7.029492	8.884256	26.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.860934	18.928846	27.37%	4,766
2018	16.050032	14.860934	-7.41%	4,724
2017	13.599162	16.050032	18.02%	5,262
2016	12.539272	13.599162	8.45%	5,691
2015	12.760299	12.539272	-1.73%	6,012
2014	11.591731	12.760299	10.08%	5,888
2013*	10.000000	11.591731	15.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.039099	9.159243	1.33%	7,050
2018	9.210968	9.039099	-1.87%	7,118
2017	9.313914	9.210968	-1.11%	6,788
2016	9.334158	9.313914	-0.22%	6,254
2015	9.621082	9.334158	-2.98%	7,509
2014	9.834411	9.621082	-2.17%	7,627
2013	10.091490	9.834411	-2.55%	1,462
2012	10.014066	10.091490	0.77%	1,423
2011	10.154102	10.014066	-1.38%	8,458
2010	10.184070	10.154102	-0.29%	8,413
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.250294	16.118862	21.65%	1,626
2018	15.355010	13.250294	-13.71%	1,423
2017	13.812916	15.355010	11.16%	1,510
2016	11.737978	13.812916	17.68%	1,681
2015	12.676435	11.737978	-7.40%	1,785
2014	12.454663	12.676435	1.78%	1,736
2013*	10.000000	12.454663	24.55%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.884167	19.827527	33.21%	0
2018	16.451335	14.884167	-9.53%	0
2017	13.250755	16.451335	24.15%	0
2016	12.833311	13.250755	3.25%	0
2015	13.228448	12.833311	-2.99%	0
2014	13.101259	13.228448	0.97%	852
2013	9.709307	13.101259	34.94%	846
2012	8.700139	9.709307	11.60%	955
2011	9.352823	8.700139	-6.98%	1,043
2010	7.596483	9.352823	23.12%	1,123
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	28.535700	36.802687	28.97%	0
2018	31.374882	28.535700	-9.05%	0
2017	25.871440	31.374882	21.27%	0
2016	25.512018	25.871440	1.41%	0
2015	25.948444	25.512018	-1.68%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.424065	8.503186	0.94%	0
2018	8.567196	8.424065	-1.67%	0
2017	8.722032	8.567196	-1.78%	0
2016	8.850889	8.722032	-1.46%	0
2015	9.075153	8.850889	-2.47%	0
2014	9.265677	9.075153	-2.06%	1,336
2013	9.459560	9.265677	-2.05%	6,730
2012	9.289914	9.459560	1.83%	6,254
2011	9.514627	9.289914	-2.36%	5,727
2010	9.282994	9.514627	2.50%	6,412
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.468316	28.760338	22.55%	0
2018	25.575401	23.468316	-8.24%	0
2017	22.181463	25.575401	15.30%	0
2016	20.738328	22.181463	6.96%	0
2015	21.402088	20.738328	-3.10%	0
2014	19.916895	21.402088	7.46%	0
2013	14.867891	19.916895	33.96%	0
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
2010	12.195172	14.585726	19.60%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.904771	10.774674	8.78%	0
2018	10.762147	9.904771	-7.97%	0
2017	9.749813	10.762147	10.38%	0
2016	8.869767	9.749813	9.92%	0
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.288393	10.367171	11.61%	0
2018	10.026452	9.288393	-7.36%	0
2017	9.381131	10.026452	6.88%	0
2016	8.511198	9.381131	10.22%	0
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.036023	10.445922	4.08%	0
2018	10.748581	10.036023	-6.63%	0
2017	9.970103	10.748581	7.81%	0
2016	9.951805	9.970103	0.18%	0
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.913885	10.029859	1.17%	6,411
2018	10.161160	9.913885	-2.43%	6,492
2017	10.307917	10.161160	-1.42%	6,148
2016	10.451343	10.307917	-1.37%	5,662
2015	10.713475	10.451343	-2.45%	5,315
2014	10.923373	10.713475	-1.92%	5,428
2013	11.246847	10.923373	-2.88%	3,296
2012	10.925588	11.246847	2.94%	3,069
2011	11.110206	10.925588	-1.66%	2,894
2010	10.849988	11.110206	2.40%	3,171
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.854753	9.852273	-0.03%	0
2018	9.982040	9.854753	-1.28%	0
2017	10.021986	9.982040	-0.40%	0
2016*	10.000000	10.021986	0.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.837110	10.366220	5.38%	0
2018	10.170961	9.837110	-3.28%	0
2017	9.966945	10.170961	2.05%	0
2016	9.979683	9.966945	-0.13%	0
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.942149	12.621539	26.95%	0
2018	11.161903	9.942149	-10.93%	0
2017*	10.000000	11.161903	11.62%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.051248	17.373777	33.12%	0
2018	13.096886	13.051248	-0.35%	0
2017	10.276400	13.096886	27.45%	0
2016*	10.000000	10.276400	2.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.090724	17.167712	21.84%	0
2018	17.897665	14.090724	-21.27%	0
2017	14.522988	17.897665	23.24%	0
2016	15.292447	14.522988	-5.03%	0
2015	15.686815	15.292447	-2.51%	0
2014	17.285521	15.686815	-9.25%	0
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.039108	38.867611	25.22%	0
2018	31.618080	31.039108	-1.83%	0
2017	25.510064	31.618080	23.94%	0
2016	29.347525	25.510064	-13.08%	0
2015	26.803846	29.347525	9.49%	0
2014	20.981677	26.803846	27.75%	0
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.829926	5.244832	8.59%	0
2018	6.932766	4.829926	-30.33%	0
2017	7.264129	6.932766	-4.56%	0
2016	5.202650	7.264129	39.62%	0
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.950351	5.391173	8.90%	0
2018	7.091235	4.950351	-30.19%	0
2017	7.409518	7.091235	-4.30%	0
2016	5.295803	7.409518	39.91%	0
2015	8.174360	5.295803	-35.21%	0
2014	10.380232	8.174360	-21.25%	0
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.695590	6.96%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.886907	30.242822	21.52%	0
2018	25.238075	24.886907	-1.39%	0
2017	20.596901	25.238075	22.53%	0
2016	19.634941	20.596901	4.90%	0
2015	20.768220	19.634941	-5.46%	0
2014	21.741997	20.768220	-4.48%	0
2013	14.866034	21.741997	46.25%	0
2012	14.157393	14.866034	5.01%	0
2011	15.242754	14.157393	-7.12%	0
2010	12.350668	15.242754	23.42%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.757972	12.062864	12.13%	0
2018	11.935185	10.757972	-9.86%	0
2017	10.728678	11.935185	11.25%	0
2016	10.666504	10.728678	0.58%	0
2015	11.106922	10.666504	-3.97%	0
2014	10.954301	11.106922	1.39%	0
2013	10.057982	10.954301	8.91%	0
2012*	10.000000	10.057982	0.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	23.724469	28.534456	20.27%	0
2018	25.900542	23.724469	-8.40%	0
2017	22.443123	25.900542	15.41%	0
2016	20.765304	22.443123	8.08%	0
2015	21.041329	20.765304	-1.31%	0
2014	19.786916	21.041329	6.34%	0
2013	15.109026	19.786916	30.96%	0
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
2010	11.692299	12.832930	9.76%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.585912	8.620365	13.64%	0
2018*	10.000000	7.585912	-24.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	30.252675	35.294364	16.67%	0
2018	36.712815	30.252675	-17.60%	0
2017	33.432383	36.712815	9.81%	0
2016	27.531562	33.432383	21.43%	0
2015	30.004170	27.531562	-8.24%	0
2014	28.304670	30.004170	6.00%	0
2013	21.135297	28.304670	33.92%	0
2012	18.336537	21.135297	15.26%	0
2011	20.622656	18.336537	-11.09%	0
2010	16.742551	20.622656	23.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.809367	11.453851	5.96%	950
2018	11.433285	10.809367	-5.46%	950
2017	11.333529	11.433285	0.88%	950
2016	11.157629	11.333529	1.58%	950
2015	11.757503	11.157629	-5.10%	948
2014	11.697770	11.757503	0.51%	948
2013	13.136334	11.697770	-10.95%	948
2012	12.573109	13.136334	4.48%	948
2011	11.562880	12.573109	8.74%	3,696
2010	11.304952	11.562880	2.28%	845

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	22.520900	27.116839	20.41%	0
2018	24.943898	22.520900	-9.71%	0
2017	21.308716	24.943898	17.06%	0
2016	19.344803	21.308716	10.15%	0
2015	21.139250	19.344803	-8.49%	0
2014	19.340760	21.139250	9.30%	0
2013	14.671260	19.340760	31.83%	0
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
2010	11.881451	13.163325	10.79%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.692707	27.226769	25.51%	0
2018	25.619149	21.692707	-15.33%	0
2017	23.619328	25.619149	8.47%	0
2016	19.779342	23.619328	19.41%	0
2015	20.654511	19.779342	-4.24%	0
2014	18.262046	20.654511	13.10%	0
2013	14.448424	18.262046	26.39%	0
2012	12.776923	14.448424	13.08%	0
2011	13.242389	12.776923	-3.51%	0
2010	11.438856	13.242389	15.77%	3,546
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.869431	11.030181	11.76%	0
2018	10.446570	9.869431	-5.52%	0
2017	10.025961	10.446570	4.20%	0
2016	9.132682	10.025961	9.78%	0
2015*	10.000000	9.132682	-8.67%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.382680	9.964426	6.20%	0
2018	9.714572	9.382680	-3.42%	0
2017	9.673250	9.714572	0.43%	0
2016	9.702338	9.673250	-0.30%	0
2015*	10.000000	9.702338	-2.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.155147	13.834643	24.02%	0
2018	12.385046	11.155147	-9.93%	0
2017	10.925909	12.385046	13.35%	0
2016	9.674539	10.925909	12.93%	0
2015*	10.000000	9.674539	-3.25%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.692213	15.688050	14.58%	0
2018	15.228540	13.692213	-10.09%	0
2017	13.763140	15.228540	10.65%	0
2016	13.625514	13.763140	1.01%	0
2015	14.145278	13.625514	-3.67%	0
2014	14.262251	14.145278	-0.82%	0
2013	12.811111	14.262251	11.33%	0
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
2010	11.957452	12.770476	6.80%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.530651	12.280723	16.62%	0
2018	12.838498	10.530651	-17.98%	0
2017	11.468705	12.838498	11.94%	0
2016	10.230741	11.468705	12.10%	0
2015	10.786089	10.230741	-5.15%	0
2014*	10.000000	10.786089	7.86%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	33.355187	39.663796	18.91%	0
2018	37.667269	33.355187	-11.45%	0
2017	34.437954	37.667269	9.38%	0
2016	28.148748	34.437954	22.34%	28
2015	29.619967	28.148748	-4.97%	31
2014	28.958802	29.619967	2.28%	27
2013	21.150419	28.958802	36.92%	131
2012	18.782006	21.150419	12.61%	286
2011	19.194143	18.782006	-2.15%	511
2010	15.677252	19.194143	22.43%	502
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	24.936918	31.635211	26.86%	0
2018	26.940867	24.936918	-7.44%	0
2017	22.840917	26.940867	17.95%	0
2016	21.063046	22.840917	8.44%	0
2015	21.461173	21.063046	-1.86%	0
2014	19.501176	21.461173	10.05%	0
2013	15.217313	19.501176	28.15%	0
2012	13.544599	15.217313	12.35%	0
2011	13.697694	13.544599	-1.12%	0
2010	12.290781	13.697694	11.45%	169

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.450597	28.295172	31.91%	0
2018	23.735269	21.450597	-9.63%	0
2017	19.204636	23.735269	23.59%	0
2016	18.336283	19.204636	4.74%	0
2015	19.370835	18.336283	-5.34%	0
2014	18.463273	19.370835	4.92%	0
2013	15.704754	18.463273	17.56%	0
2012	14.655789	15.704754	7.16%	0
2011	13.851029	14.655789	5.81%	125
2010	12.373501	13.851029	11.94%	125
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	17.669120	20.886865	18.21%	0
2018	22.502919	17.669120	-21.48%	0
2017	18.593861	22.502919	21.02%	0
2016	16.361367	18.593861	13.64%	0
2015	17.250562	16.361367	-5.15%	0
2014	17.498104	17.250562	-1.41%	0
2013	12.132878	17.498104	44.22%	0
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
2010	9.743426	12.402246	27.29%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.443270	10.706519	13.38%	0
2018	10.111109	9.443270	-6.61%	0
2017*	10.000000	10.111109	1.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.703876	15.787341	24.27%	0
2018	15.722672	12.703876	-19.20%	0
2017	14.457712	15.722672	8.75%	0
2016	11.334300	14.457712	27.56%	0
2015	12.453705	11.334300	-8.99%	0
2014	12.118455	12.453705	2.77%	0
2013*	10.000000	12.118455	21.18%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.809589	10.220380	4.19%	0
2018	10.091971	9.809589	-2.80%	0
2017	10.026094	10.091971	0.66%	0
2016	9.457490	10.026094	6.01%	0
2015	9.817340	9.457490	-3.67%	0
2014*	10.000000	9.817340	-1.83%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.006257	10.508329	16.68%	0
2018*	10.000000	9.006257	-9.94%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.386837	12.095332	6.22%	0
2018	11.796998	11.386837	-3.48%	0
2017	11.685298	11.796998	0.96%	0
2016	11.598991	11.685298	0.74%	0
2015	11.973483	11.598991	-3.13%	0
2014	11.888114	11.973483	0.72%	0
2013	12.127014	11.888114	-1.97%	0
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0
2010	10.891609	11.475304	5.36%	2,302
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.166519	10.265793	25.71%	0
2018*	10.000000	8.166519	-18.33%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.647490	15.370492	12.63%	0
2018	14.652825	13.647490	-6.86%	0
2017	13.349831	14.652825	9.76%	0
2016	13.037356	13.349831	2.40%	0
2015	13.470610	13.037356	-3.22%	0
2014	13.284968	13.470610	1.40%	0
2013	12.061826	13.284968	10.14%	0
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
2010	10.471297	11.467007	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.396134	16.792051	16.64%	3,833
2018	15.755580	14.396134	-8.63%	4,406
2017	13.926835	15.755580	13.13%	4,986
2016	13.527256	13.926835	2.95%	5,590
2015	13.966787	13.527256	-3.15%	6,251
2014	13.723716	13.966787	1.77%	6,895
2013	12.197378	13.723716	12.51%	0
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0
2010	10.371497	11.537694	11.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.338995	18.523666	20.76%	0
2018	17.148400	15.338995	-10.55%	0
2017	14.601134	17.148400	17.45%	0
2016	14.106056	14.601134	3.51%	0
2015	14.574729	14.106056	-3.22%	0
2014	14.300861	14.574729	1.92%	0
2013	12.105842	14.300861	18.13%	0
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
2010	10.131730	11.424931	12.76%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.858302	13.113001	20.76%	0
2018	11.680083	10.858302	-7.04%	0
2017	10.337198	11.680083	12.99%	0
2016*	10.000000	10.337198	3.37%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	28.339978	36.198996	27.73%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.533433	11.255997	6.86%	0
2018	14.392267	10.533433	-26.81%	0
2017	15.212713	14.392267	-5.39%	0
2016	11.710149	15.212713	29.91%	0
2015	15.186970	11.710149	-22.89%	0
2014	17.893189	15.186970	-15.12%	0
2013	14.812885	17.893189	20.79%	0
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
2010	13.591908	15.758809	15.94%	232
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	20.776984	25.696114	23.68%	0
2018	23.350542	20.776984	-11.02%	0
2017	21.301778	23.350542	9.62%	0
2016	18.597646	21.301778	14.54%	0
2015	19.959781	18.597646	-6.82%	0
2014	18.910154	19.959781	5.55%	0
2013	15.203784	18.910154	24.38%	0
2012	13.349789	15.203784	13.89%	0
2011	13.630241	13.349789	-2.06%	4,505
2010	12.189770	13.630241	11.82%	1,042
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.183510	14.111357	26.18%	0
2018	12.659440	11.183510	-11.66%	0
2017	11.156352	12.659440	13.47%	0
2016*	10.000000	11.156352	11.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	27.770248	36.201255	30.36%	0
2018	28.669340	27.770248	-3.14%	0
2017	21.853463	28.669340	31.19%	0
2016	22.335379	21.853463	-2.16%	0
2015	21.472607	22.335379	4.02%	0
2014	19.879156	21.472607	8.02%	0
2013	15.022343	19.879156	32.33%	0
2012	13.496267	15.022343	11.31%	0
2011	13.874499	13.496267	-2.73%	3,051
2010	11.512099	13.874499	20.52%	176

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.654838	12.406664	6.45%	0
2018	12.075101	11.654838	-3.48%	0
2017	11.932869	12.075101	1.19%	0
2016	11.737477	11.932869	1.66%	281
2015	12.166594	11.737477	-3.53%	288
2014	11.839094	12.166594	2.77%	241
2013	12.424572	11.839094	-4.71%	1,419
2012	12.092556	12.424572	2.75%	2,447
2011	11.610331	12.092556	4.15%	15,458
2010	11.095000	11.610331	4.64%	26,639
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	32.401837	38.832604	19.85%	0
2018	39.079699	32.401837	-17.09%	0
2017	33.318108	39.079699	17.29%	0
2016	30.592439	33.318108	8.91%	0
2015	31.962083	30.592439	-4.29%	0
2014	30.980450	31.962083	3.17%	0
2013	23.433923	30.980450	32.20%	0
2012	21.024059	23.433923	11.46%	0
2011	24.236932	21.024059	-13.26%	297
2010	19.373456	24.236932	25.10%	3,039
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.447357	22.885613	24.06%	0
2018	22.323787	18.447357	-17.36%	0
2017	17.648697	22.323787	26.49%	0
2016	19.145788	17.648697	-7.82%	0
2015	19.049234	19.145788	0.51%	0
2014	21.349342	19.049234	-10.77%	0
2013	16.856354	21.349342	26.65%	0
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
2010	16.299006	17.894027	9.79%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	25.086658	32.732891	30.48%	0
2018	31.256539	25.086658	-19.74%	0
2017	26.973140	31.256539	15.88%	0
2016	25.367514	26.973140	6.33%	0
2015	26.930790	25.367514	-5.80%	0
2014	25.985683	26.930790	3.64%	0
2013	20.514290	25.985683	26.67%	0
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0
2010	15.250807	18.747871	22.93%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.081355	12.923472	16.62%	0
2018	12.607126	11.081355	-12.10%	0
2017	11.569966	12.607126	8.96%	0
2016	10.505423	11.569966	10.13%	0
2015	11.512315	10.505423	-8.75%	0
2014	11.504160	11.512315	0.07%	0
2013	9.552529	11.504160	20.43%	0
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
2010	8.282802	8.885707	7.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.522003	15.269812	12.93%	0
2018	14.524521	13.522003	-6.90%	0
2017	13.609855	14.524521	6.72%	0
2016	12.266228	13.609855	10.95%	0
2015	13.563524	12.266228	-9.56%	0
2014	13.324868	13.563524	1.79%	0
2013	12.018933	13.324868	10.87%	0
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0
2010	10.039864	11.006965	9.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	25.001576	31.437730	25.74%	0
2018	27.073462	25.001576	-7.65%	0
2017	23.077798	27.073462	17.31%	0
2016	20.437620	23.077798	12.92%	0
2015	21.800063	20.437620	-6.25%	0
2014	20.607392	21.800063	5.79%	0
2013	16.330540	20.607392	26.19%	0
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
2010	12.381554	14.534651	17.39%	169
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.238815	35.945351	22.94%	0
2018	34.497322	29.238815	-15.24%	0
2017	32.039047	34.497322	7.67%	0
2016	25.290614	32.039047	26.68%	44
2015	28.065850	25.290614	-9.89%	52
2014	28.681125	28.065850	-2.15%	42
2013	21.636006	28.681125	32.56%	198
2012	18.783774	21.636006	15.18%	459
2011	20.058303	18.783774	-6.35%	3,109
2010	16.077014	20.058303	24.76%	4,400

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.262633	11.418660	23.28%	0
2018	11.307333	9.262633	-18.08%	0
2017	8.275752	11.307333	36.63%	0
2016	7.241587	8.275752	14.28%	0
2015	9.257546	7.241587	-21.78%	0
2014*	10.000000	9.257546	-7.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	16.723810	18.311051	9.49%	0
2018	20.330176	16.723810	-17.74%	0
2017	17.903846	20.330176	13.55%	0
2016	17.167489	17.903846	4.29%	0
2015	18.869266	17.167489	-9.02%	0
2014	21.822403	18.869266	-13.53%	0
2013	18.238176	21.822403	19.65%	0
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0
2010	17.285475	18.233093	5.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.083648	9.016301	-0.74%	0
2018	9.159663	9.083648	-0.83%	0
2017	9.235284	9.159663	-0.82%	0
2016	9.219898	9.235284	0.17%	0
2015	9.902094	9.219898	-6.89%	0
2014*	10.000000	9.902094	-0.98%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.785606	11.747094	8.91%	0
2018	11.589126	10.785606	-6.93%	0
2017	10.529194	11.589126	10.07%	0
2016	10.370692	10.529194	1.53%	0
2015	11.316865	10.370692	-8.36%	0
2014	11.189420	11.316865	1.14%	0
2013	10.126064	11.189420	10.50%	0
2012*	10.000000	10.126064	1.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.316348	9.864514	5.88%	0
2018*	10.000000	9.316348	-6.84%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.935327	9.129934	2.18%	0
2018	9.675673	8.935327	-7.65%	0
2017	9.590966	9.675673	0.88%	0
2016	9.904271	9.590966	-3.16%	0
2015	9.994336	9.904271	-0.90%	0
2014	9.814354	9.994336	1.83%	0
2013*	10.000000	9.814354	-1.86%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.992023	21.228439	32.74%	0
2018	17.103864	15.992023	-6.50%	0
2017	13.837094	17.103864	23.61%	0
2016	13.938844	13.837094	-0.73%	0
2015	13.676043	13.938844	1.92%	0
2014	12.994117	13.676043	5.25%	0
2013	9.552880	12.994117	36.02%	0
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.297276	14.961070	21.66%	0
2018	14.299268	12.297276	-14.00%	0
2017	12.816769	14.299268	11.57%	0
2016	11.639367	12.816769	10.12%	0
2015	12.497391	11.639367	-6.87%	0
2014	12.330112	12.497391	1.36%	0
2013	9.864302	12.330112	25.00%	0
2012*	10.000000	9.864302	-1.36%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.270744	36.159862	27.91%	0
2018	33.554265	28.270744	-15.75%	0
2017	25.294999	33.554265	32.65%	0
2016	26.035915	25.294999	-2.85%	0
2015	25.810599	26.035915	0.87%	0
2014	25.992489	25.810599	-0.70%	0
2013	21.035630	25.992489	23.56%	0
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
2010	17.838889	20.083370	12.58%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.202370	9.903617	7.62%	0
2018	9.908983	9.202370	-7.13%	0
2017	9.603464	9.908983	3.18%	0
2016	9.287345	9.603464	3.40%	0
2015	9.789038	9.287345	-5.13%	0
2014	9.816109	9.789038	-0.28%	0
2013	10.125668	9.816109	-3.06%	0
2012*	10.000000	10.125668	1.26%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.183181	10.187893	24.50%	0
2018	10.456077	8.183181	-21.74%	0
2017	8.497984	10.456077	23.04%	0
2016	8.976909	8.497984	-5.34%	0
2015	8.948118	8.976909	0.32%	0
2014*	10.000000	8.948118	-10.52%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.408863	28.724013	28.18%	0
2018	25.063951	22.408863	-10.59%	0
2017	22.083502	25.063951	13.50%	0
2016	20.390683	22.083502	8.30%	183
2015	20.325056	20.390683	0.32%	199
2014	18.921120	20.325056	7.42%	168
2013	14.794616	18.921120	27.89%	911
2012	13.040158	14.794616	13.45%	1,832
2011	13.443544	13.040158	-3.00%	9,194
2010	11.928510	13.443544	12.70%	13,420
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.094061	38.161251	22.73%	0
2018	35.727463	31.094061	-12.97%	0
2017	32.232229	35.727463	10.84%	0
2016	28.149356	32.232229	14.50%	0
2015	30.808026	28.149356	-8.63%	0
2014	28.357897	30.808026	8.64%	0
2013	20.725009	28.357897	36.83%	0
2012	18.102640	20.725009	14.49%	0
2011	19.058165	18.102640	-5.01%	0
2010	15.916724	19.058165	19.74%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.067103	15.483290	18.49%	0
2018	14.204440	13.067103	-8.01%	0
2017	12.342082	14.204440	15.09%	0
2016	13.017977	12.342082	-5.19%	0
2015	14.597768	13.017977	-10.82%	0
2014	15.836848	14.597768	-7.82%	0
2013	13.007144	15.836848	21.75%	0
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
2010	11.748958	12.423738	5.74%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.611205	12.562288	8.19%	0
2018	12.193078	11.611205	-4.77%	0
2017	11.745962	12.193078	3.81%	0
2016	10.389219	11.745962	13.06%	0
2015	11.420474	10.389219	-9.03%	0
2014	11.517981	11.420474	-0.85%	0
2013	10.712744	11.517981	7.52%	0
2012*	10.000000	10.712744	7.13%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.039795	20.186016	34.22%	0
2018	15.468619	15.039795	-2.77%	0
2017	12.527132	15.468619	23.48%	0
2016	12.131864	12.527132	3.26%	0
2015	13.233514	12.131864	-8.32%	0
2014	12.608534	13.233514	4.96%	0
2013	9.972628	12.608534	26.43%	0
2012*	10.000000	9.972628	-0.27%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	22.674754	26.976726	18.97%	0
2018	23.207441	22.674754	-2.30%	0
2017	20.188218	23.207441	14.96%	0
2016	19.887029	20.188218	1.51%	0
2015	20.355350	19.887029	-2.30%	0
2014	19.327869	20.355350	5.32%	0
2013	16.580590	19.327869	16.57%	0
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
2010	14.487378	15.240992	5.20%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.311992	9.901207	6.33%	0
2018	9.696580	9.311992	-3.97%	0
2017	9.641620	9.696580	0.57%	0
2016	9.693062	9.641620	-0.53%	0
2015*	10.000000	9.693062	-3.07%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	34.618310	46.096966	33.16%	0
2018	34.983284	34.618310	-1.04%	0
2017	27.655239	34.983284	26.50%	0
2016	27.878996	27.655239	-0.80%	0
2015	25.596957	27.878996	8.92%	0
2014	24.253494	25.596957	5.54%	0
2013	19.044179	24.253494	27.35%	0
2012	15.803265	19.044179	20.51%	0
2011	17.452456	15.803265	-9.45%	0
2010	16.845002	17.452456	3.61%	237
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.590555	30.423474	40.91%	0
2018	21.993271	21.590555	-1.83%	0
2017	15.596326	21.993271	41.02%	0
2016	14.077794	15.596326	10.79%	0
2015	13.826135	14.077794	1.82%	0
2014	12.995025	13.826135	6.40%	0
2013	9.864315	12.995025	31.74%	0
2012*	10.000000	9.864315	-1.36%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	21.578705	26.603576	23.29%	0
2018	26.137636	21.578705	-17.44%	0
2017	20.534752	26.137636	27.28%	0
2016	22.620424	20.534752	-9.22%	0
2015	25.493158	22.620424	-11.27%	0
2014	29.808321	25.493158	-14.48%	0
2013	26.806826	29.808321	11.20%	0
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
2010	30.396892	36.976679	21.65%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.435848	9.697191	14.95%	0
2018	10.647258	8.435848	-20.77%	0
2017	8.559780	10.647258	24.39%	0
2016	7.283095	8.559780	17.53%	0
2015	9.363355	7.283095	-22.22%	0
2014*	10.000000	9.363355	-6.37%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.615163	10.142375	5.48%	0
2018	9.985985	9.615163	-3.71%	0
2017	9.880539	9.985985	1.07%	0
2016*	10.000000	9.880539	-1.19%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.845271	20.406596	37.46%	0
2018	15.526350	14.845271	-4.39%	0
2017	12.630034	15.526350	22.93%	0
2016	11.929837	12.630034	5.87%	0
2015	12.529805	11.929837	-4.79%	0
2014	13.920966	12.529805	-9.99%	0
2013	10.131082	13.920966	37.41%	0
2012*	10.000000	10.131082	1.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	25.529800	32.170054	26.01%	0
2018	29.274448	25.529800	-12.79%	0
2017	25.636630	29.274448	14.19%	0
2016	23.155991	25.636630	10.71%	140
2015	24.022961	23.155991	-3.61%	155
2014	22.403814	24.022961	7.23%	129
2013	16.980665	22.403814	31.94%	686
2012	15.060905	16.980665	12.75%	1,451
2011	15.550516	15.060905	-3.15%	10,281
2010	14.369940	15.550516	8.22%	18,866
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.754774	7.55%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.893182	19.431201	22.26%	0
2018	18.096696	15.893182	-12.18%	0
2017	14.664323	18.096696	23.41%	0
2016	14.512570	14.664323	1.05%	0
2015	14.028605	14.512570	3.45%	0
2014	14.256407	14.028605	-1.60%	0
2013	11.479445	14.256407	24.19%	0
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	0
2010*	10.000000	10.648449	6.48%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.101103	16.435324	35.82%	0
2018	12.367656	12.101103	-2.16%	0
2017	9.921608	12.367656	24.65%	0
2016	9.633375	9.921608	2.99%	0
2015*	10.000000	9.633375	-3.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.127736	11.976177	7.62%	0
2018	11.543363	11.127736	-3.60%	0
2017	11.202413	11.543363	3.04%	0
2016	10.875101	11.202413	3.01%	0
2015	11.270707	10.875101	-3.51%	0
2014	10.768726	11.270707	4.66%	0
2013	11.132156	10.768726	-3.26%	0
2012	10.478526	11.132156	6.24%	0
2011	10.216427	10.478526	2.57%	0
2010	9.825964	10.216427	3.97%	228
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.180117	21.306704	11.09%	0
2018	21.209599	19.180117	-9.57%	0
2017	19.889874	21.209599	6.64%	0
2016	18.484406	19.889874	7.60%	0
2015	19.223390	18.484406	-3.84%	0
2014	19.201864	19.223390	0.11%	0
2013	21.628776	19.201864	-11.22%	0
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
2010	16.981373	18.132661	6.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.944888	11.128840	24.42%	0
2018	9.982090	8.944888	-10.39%	0
2017	9.114854	9.982090	9.51%	0
2016	8.147546	9.114854	11.87%	0
2015*	10.000000	8.147546	-18.52%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.965552	19.262940	20.65%	0
2018	17.681023	15.965552	-9.70%	0
2017	15.461458	17.681023	14.36%	0
2016	14.314135	15.461458	8.02%	0
2015	15.847253	14.314135	-9.67%	0
2014	16.630370	15.847253	-4.71%	0
2013	12.955984	16.630370	28.36%	0
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	0
2010*	10.000000	11.262539	12.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.080571	16.547768	17.52%	13,334
2018	15.231981	14.080571	-7.56%	13,344
2017	13.518363	15.231981	12.68%	13,921
2016	12.745362	13.518363	6.06%	18,551
2015	12.971394	12.745362	-1.74%	18,666
2014	12.697683	12.971394	2.16%	19,546
2013	10.585160	12.697683	19.96%	22,984
2012	9.401898	10.585160	12.59%	62,563
2011	9.573283	9.401898	-1.79%	69,063
2010	8.783248	9.573283	8.99%	58,753
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.756549	10.345951	6.04%	14,918
2018	10.137613	9.756549	-3.76%	15,277
2017	10.093945	10.137613	0.43%	15,355
2016	10.105434	10.093945	-0.11%	19,386
2015	10.409923	10.105434	-2.92%	19,077
2014	10.191390	10.409923	2.14%	19,422
2013	10.750932	10.191390	-5.20%	24,014
2012	10.527159	10.750932	2.13%	57,849
2011	10.232732	10.527159	2.88%	53,060
2010	9.922251	10.232732	3.13%	47,511
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.570954	20.419877	31.14%	0
2018	17.670702	15.570954	-11.88%	0
2017	13.865598	17.670702	27.44%	0
2016	14.222634	13.865598	-2.51%	0
2015	13.719648	14.222634	3.67%	0
2014	13.846214	13.719648	-0.91%	0
2013	11.061947	13.846214	25.17%	0
2012	9.312693	11.061947	18.78%	0
2011	10.553137	9.312693	-11.75%	0
2010	9.744543	10.553137	8.30%	396

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.328823	21.967564	26.77%	0
2018	17.930189	17.328823	-3.35%	0
2017	14.418213	17.930189	24.36%	0
2016	13.585750	14.418213	6.13%	0
2015	13.119540	13.585750	3.55%	0
2014	12.477101	13.119540	5.15%	0
2013	9.893605	12.477101	26.11%	0
2012	8.661487	9.893605	14.23%	0
2011	9.339201	8.661487	-7.26%	0
2010	8.120695	9.339201	15.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.504229	17.734958	22.27%	8,974
2018	15.242118	14.504229	-4.84%	8,895
2017	12.846781	15.242118	18.65%	10,196
2016	11.884543	12.846781	8.10%	15,855
2015	12.083059	11.884543	-1.64%	15,970
2014	11.266100	12.083059	7.25%	17,319
2013	8.707737	11.266100	29.38%	22,912
2012	7.645384	8.707737	13.90%	73,873
2011	8.036784	7.645384	-4.87%	73,639
2010	7.442784	8.036784	7.98%	68,629
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.980790	13.788404	6.22%	0
2018	13.663441	12.980790	-5.00%	0
2017	13.205407	13.663441	3.47%	0
2016	12.490736	13.205407	5.72%	0
2015	13.219475	12.490736	-5.51%	0
2014	13.078381	13.219475	1.08%	0
2013	13.594175	13.078381	-3.79%	0
2012	12.447502	13.594175	9.21%	0
2011	12.119595	12.447502	2.71%	0
2010	11.263285	12.119595	7.60%	2,007
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.141995	28.598298	23.58%	969
2018	25.705631	23.141995	-9.97%	969
2017	22.446319	25.705631	14.52%	969
2016	19.619556	22.446319	14.41%	1,053
2015	21.569515	19.619556	-9.04%	1,057
2014	20.351445	21.569515	5.99%	1,036
2013	15.458850	20.351445	31.65%	1,268
2012	13.445593	15.458850	14.97%	1,576
2011	14.179482	13.445593	-5.18%	2,147
2010	12.622935	14.179482	12.33%	2,222

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.477418	10.599740	11.84%	0
2018	10.643589	9.477418	-10.96%	0
2017	9.235545	10.643589	15.25%	0
2016	9.216925	9.235545	0.20%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.998764	10.369548	3.71%	0
2018*	10.000000	9.998764	-0.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.005763	20.102227	11.64%	0
2018	19.080454	18.005763	-5.63%	0
2017	18.367310	19.080454	3.88%	0
2016	16.534769	18.367310	11.08%	0
2015	17.448635	16.534769	-5.24%	0
2014	17.486848	17.448635	-0.22%	0
2013	16.784981	17.486848	4.18%	0
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
2010	13.539836	14.907408	10.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.259166	17.771012	24.63%	0
2018	15.429873	14.259166	-7.59%	0
2017	12.709705	15.429873	21.40%	0
2016	11.503378	12.709705	10.49%	0
2015	11.965342	11.503378	-3.86%	0
2014	11.540420	11.965342	3.68%	0
2013	8.263210	11.540420	39.66%	0
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
2010	7.531931	8.456278	12.27%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.953586	11.572694	29.25%	0
2018	11.044750	8.953586	-18.93%	0
2017	9.041398	11.044750	22.16%	0
2016	9.527097	9.041398	-5.10%	497
2015	9.856048	9.527097	-3.34%	514
2014	10.268433	9.856048	-4.02%	406
2013	8.716146	10.268433	17.81%	1,689
2013	8.716146	10.268433	17.81%	1,689
2012	7.754958	8.716146	12.39%	3,297
2011	8.818482	7.754958	-12.06%	16,147
2010	7.963564	8.818482	10.74%	17,282

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.022238	28.901913	25.54%	0
2018	23.730665	23.022238	-2.99%	0
2017	20.281119	23.730665	17.01%	0
2016	18.750114	20.281119	8.17%	177
2015	19.143748	18.750114	-2.06%	192
2014	17.595772	19.143748	8.80%	159
2013	13.826579	17.595772	27.26%	948
2012	12.482632	13.826579	10.77%	1,976
2011	12.779976	12.482632	-2.33%	9,544
2010	11.600380	12.779976	10.17%	13,955
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.912556	14.368201	20.61%	104,557
2018	13.719352	11.912556	-13.17%	104,557
2017	11.768773	13.719352	16.57%	104,557
2016	11.160950	11.768773	5.45%	104,557
2015	11.675488	11.160950	-4.41%	104,557
2014	11.483117	11.675488	1.68%	104,557
2013	9.114934	11.483117	25.98%	104,557
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
2010	7.915406	8.853740	11.85%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.406657	12.894407	13.04%	0
2018	12.504523	11.406657	-8.78%	2,591
2017	11.468360	12.504523	9.03%	2,591
2016	11.107251	11.468360	3.25%	2,591
2015	11.537731	11.107251	-3.73%	2,591
2014	11.369305	11.537731	1.48%	262,724
2013	10.191003	11.369305	11.56%	262,724
2012	9.431278	10.191003	8.06%	336,882
2011	9.824565	9.431278	-4.00%	338,480
2010	9.145387	9.824565	7.43%	349,799
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.869324	13.886451	16.99%	0
2018	13.284656	11.869324	-10.65%	0
2017	11.788852	13.284656	12.69%	0
2016	11.288538	11.788852	4.43%	0
2015	11.758066	11.288538	-3.99%	0
2014	11.542173	11.758066	1.87%	0
2013	9.783733	11.542173	17.97%	11,235
2012	8.848641	9.783733	10.57%	11,235
2011	9.418415	8.848641	-6.05%	11,235
2010	8.612583	9.418415	9.36%	11,235

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.487450	11.293178	7.68%	0
2018	11.068473	10.487450	-5.25%	0
2017	10.694708	11.068473	3.49%	0
2016	10.506002	10.694708	1.80%	0
2015	10.877389	10.506002	-3.41%	0
2014	10.818279	10.877389	0.55%	0
2013	10.595806	10.818279	2.10%	0
2012	10.130873	10.595806	4.59%	0
2011	10.266463	10.130873	-1.32%	0
2010	9.879419	10.266463	3.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.309723	11.421020	10.78%	0
2018	11.396675	10.309723	-9.54%	0
2017	10.205078	11.396675	11.68%	0
2016	9.935381	10.205078	2.71%	0
2015	10.669279	9.935381	-6.88%	0
2014	10.723003	10.669279	-0.50%	0
2013*	10.000000	10.723003	7.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.580232	11.881535	12.30%	0
2018	11.703358	10.580232	-9.60%	0
2017	10.210533	11.703358	14.62%	0
2016	9.879316	10.210533	3.35%	0
2015	10.674063	9.879316	-7.45%	0
2014	10.860225	10.674063	-1.71%	0
2013*	10.000000	10.860225	8.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.686381	13.434081	14.96%	1,956
2018	12.928785	11.686381	-9.61%	1,956
2017	11.657946	12.928785	10.90%	1,956
2016	11.224118	11.657946	3.87%	1,956
2015	11.659903	11.224118	-3.74%	1,956
2014	11.459745	11.659903	1.75%	5,784
2013	9.997616	11.459745	14.62%	5,784
2012	9.144510	9.997616	9.33%	3,827
2011	9.622188	9.144510	-4.96%	12,984
2010	8.879401	9.622188	8.37%	25,687

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.867910	14.114649	18.93%	0
2018	13.480299	11.867910	-11.96%	0
2017	11.733102	13.480299	14.89%	0
2016	11.207007	11.733102	4.69%	0
2015	11.694368	11.207007	-4.17%	0
2014	11.494541	11.694368	1.74%	0
2013	9.505704	11.494541	20.92%	0
2012	8.526428	9.505704	11.49%	0
2011	9.191992	8.526428	-7.24%	15,078
2010	8.337114	9.191992	10.25%	15,078
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.187208	12.441958	11.22%	0
2018	12.074577	11.187208	-7.35%	0
2017	11.292337	12.074577	6.93%	0
2016	10.948160	11.292337	3.14%	0
2015	11.373144	10.948160	-3.74%	0
2014	11.230294	11.373144	1.27%	0
2013	10.375788	11.230294	8.24%	0
2012	9.691046	10.375788	7.07%	140,170
2011	9.986364	9.691046	-2.96%	140,170
2010	9.413018	9.986364	6.09%	140,170
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.353609	13.520962	9.45%	0
2018	15.061619	12.353609	-17.98%	0
2017	12.612803	15.061619	19.42%	0
2016	12.818920	12.612803	-1.61%	377
2015	13.709885	12.818920	-6.50%	369
2014	15.340235	13.709885	-10.63%	280
2013	13.127811	15.340235	16.85%	1,127
2012	11.285046	13.127811	16.33%	2,271
2011	13.243557	11.285046	-14.79%	12,202
2010	12.798574	13.243557	3.48%	11,676
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.825065	11.448897	5.76%	0
2018	11.204212	10.825065	-3.38%	0
2017	11.052294	11.204212	1.37%	0
2016	10.816708	11.052294	2.18%	0
2015	11.215636	10.816708	-3.56%	0
2014	11.011623	11.215636	1.85%	0
2013	11.563365	11.011623	-4.77%	768
2012	11.057597	11.563365	4.57%	1,483
2011	10.696278	11.057597	3.38%	11,676
2010	10.295222	10.696278	3.90%	17,455

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.451564	12.211368	6.63%	0
2018	11.944735	11.451564	-4.13%	0
2017	11.829633	11.944735	0.97%	0
2016	11.764520	11.829633	0.55%	0
2015	12.153860	11.764520	-3.20%	0
2014	11.909714	12.153860	2.05%	0
2013	12.496250	11.909714	-4.69%	0
2012	11.990398	12.496250	4.22%	0
2011	11.619486	11.990398	3.19%	0
2010	11.045586	11.619486	5.20%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.350509	12.061750	16.53%	0
2018	11.846052	10.350509	-12.62%	0
2017	10.326802	11.846052	14.71%	0
2016	9.527581	10.326802	8.39%	0
2015	10.111443	9.527581	-5.77%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.004088	11.438767	14.34%	0
2018	11.155512	10.004088	-10.32%	0
2017	10.071085	11.155512	10.77%	0
2016	9.515344	10.071085	5.84%	0
2015	9.954774	9.515344	-4.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	24.668165	29.442302	19.35%	0
2018	30.793798	24.668165	-19.89%	0
2017	22.408065	30.793798	37.42%	0
2016	21.425684	22.408065	4.59%	0
2015	26.288106	21.425684	-18.50%	0
2014	28.660191	26.288106	-8.28%	0
2013	29.329803	28.660191	-2.28%	0
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
2010	30.334249	34.212924	12.79%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.293885	10.644003	3.40%	1,001
2018	10.586204	10.293885	-2.76%	1,001
2017	10.657016	10.586204	-0.66%	1,001
2016	10.871288	10.657016	-1.97%	1,311
2015	11.185148	10.871288	-2.81%	1,308
2014	10.993234	11.185148	1.75%	1,260
2013	11.775911	10.993234	-6.65%	2,136
2012	11.744503	11.775911	0.27%	2,874
2011	11.253024	11.744503	4.37%	14,229
2010	11.037470	11.253024	1.95%	20,641

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.666330	7.592232	-0.97%	0
2018	7.772157	7.666330	-1.36%	0
2017	7.953703	7.772157	-2.28%	0
2016	8.173175	7.953703	-2.69%	0
2015	8.399974	8.173175	-2.70%	0
2014	8.633064	8.399974	-2.70%	0
2013	8.872624	8.633064	-2.70%	0
2012	9.119514	8.872624	-2.71%	42
2011	9.371859	9.119514	-2.69%	4,958
2010	9.631905	9.371859	-2.70%	5,497
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.678922	8.884749	15.70%	0
2018	9.264720	7.678922	-17.12%	0
2017	7.492393	9.264720	23.66%	0
2016	7.651246	7.492393	-2.08%	0
2015	8.125337	7.651246	-5.83%	0
2014	8.411391	8.125337	-3.40%	0
2013	7.353289	8.411391	14.39%	0
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
2010	6.811668	7.489773	9.96%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.256747	9.737179	17.93%	0
2018	9.883477	8.256747	-16.46%	0
2017	8.160959	9.883477	21.11%	0
2016	8.343149	8.160959	-2.18%	0
2015	8.695517	8.343149	-4.05%	0
2014	9.526349	8.695517	-8.72%	0
2013	8.090632	9.526349	17.75%	0
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0
2010	7.938099	8.295388	4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.016163	26.505657	20.39%	50,105
2018	24.829371	22.016163	-11.33%	50,105
2017	21.545460	24.829371	15.24%	50,105
2016	20.226572	21.545460	6.52%	50,105
2015	20.997493	20.226572	-3.67%	50,105
2014	20.555420	20.997493	2.15%	50,105
2013	16.601935	20.555420	23.81%	50,105
2012	14.722329	16.601935	12.77%	0
2011	15.749284	14.722329	-6.52%	15,169
2010	14.120289	15.749284	11.54%	37,294

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.411482	16.173635	12.23%	2,671
2018	15.568696	14.411482	-7.43%	2,812
2017	14.396923	15.568696	8.14%	2,939
2016	13.918074	14.396923	3.44%	3,069
2015	14.329203	13.918074	-2.87%	3,209
2014	14.081166	14.329203	1.76%	3,347
2013	12.759052	14.081166	10.36%	3,485
2012	11.988674	12.759052	6.43%	23,943
2011	12.212561	11.988674	-1.83%	25,427
2010	11.429530	12.212561	6.85%	25,427
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.882889	19.702764	16.70%	0
2018	18.554739	16.882889	-9.01%	0
2017	16.608543	18.554739	11.72%	0
2016	15.842019	16.608543	4.84%	0
2015	16.368716	15.842019	-3.22%	0
2014	15.989569	16.368716	2.37%	0
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
2010	11.983630	13.063078	9.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.844092	12.622940	6.58%	495
2018	12.398192	11.844092	-4.47%	512
2017	12.056140	12.398192	2.84%	512
2016	11.883087	12.056140	1.46%	512
2015	12.180599	11.883087	-2.44%	512
2014	12.049822	12.180599	1.09%	512
2013	11.813399	12.049822	2.00%	512
2012	11.544530	11.813399	2.33%	0
2011	11.526263	11.544530	0.16%	0
2010	11.186832	11.526263	3.03%	7,552
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.385073	11.418141	9.95%	0
2018	11.311255	10.385073	-8.19%	0
2017	10.193877	11.311255	10.96%	0
2016	9.910278	10.193877	2.86%	0
2015	10.526514	9.910278	-5.85%	0
2014	10.559309	10.526514	-0.31%	0
2013*	10.000000	10.559309	5.59%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.661961	11.955995	12.14%	0
2018	11.665846	10.661961	-8.61%	0
2017	10.249868	11.665846	13.81%	0
2016	9.848894	10.249868	4.07%	0
2015	10.539070	9.848894	-6.55%	0
2014	10.646957	10.539070	-1.01%	0
2013*	10.000000	10.646957	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.089084	19.578347	14.57%	2,374
2018	18.623899	17.089084	-8.24%	2,499
2017	16.948250	18.623899	9.89%	2,612
2016	16.256026	16.948250	4.26%	2,728
2015	16.763259	16.256026	-3.03%	2,853
2014	16.379761	16.763259	2.34%	2,976
2013	14.434131	16.379761	13.48%	22,258
2012	13.388089	14.434131	7.81%	39,271
2011	13.764356	13.388089	-2.73%	54,539
2010	12.754125	13.764356	7.92%	189,482
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	19.979308	23.683322	18.54%	0
2018	22.256710	19.979308	-10.23%	0
2017	19.602881	22.256710	13.54%	0
2016	18.570237	19.602881	5.56%	0
2015	19.225924	18.570237	-3.41%	0
2014	18.826217	19.225924	2.12%	0
2013	15.810441	18.826217	19.07%	0
2012	14.284568	15.810441	10.68%	8,533
2011	14.999139	14.284568	-4.76%	55,678
2010	13.661665	14.999139	9.79%	88,391
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.475091	15.983306	10.42%	12,873
2018	15.455867	14.475091	-6.35%	12,888
2017	14.543817	15.455867	6.27%	12,888
2016	14.139853	14.543817	2.86%	447
2015	14.536684	14.139853	-2.73%	447
2014	14.264027	14.536684	1.91%	447
2013	13.267383	14.264027	7.51%	447
2012	12.621651	13.267383	5.12%	9,285
2011	12.708943	12.621651	-0.69%	13,069
2010	12.036372	12.708943	5.59%	16,896
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.374068	3.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.672018	6.72%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.571493	19.729600	26.70%	0
2018	16.561040	15.571493	-5.98%	0
2017	13.103744	16.561040	26.38%	0
2016	13.203566	13.103744	-0.76%	130
2015	13.158162	13.203566	0.35%	136
2014	12.277325	13.158162	7.17%	117
2013	9.387283	12.277325	30.79%	502
2012	8.307505	9.387283	13.00%	995
2011	8.822750	8.307505	-5.84%	6,413
2010	7.860176	8.822750	12.25%	8,971
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.511978	12.168483	15.76%	0
2018	11.352616	10.511978	-7.40%	0
2017	9.924587	11.352616	14.39%	0
2016	9.396056	9.924587	5.63%	0
2015	9.878811	9.396056	-4.89%	0
2014*	10.000000	9.878811	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.797176	14.002025	18.69%	0
2018	12.446939	11.797176	-5.22%	0
2017	10.510743	12.446939	18.42%	0
2016	9.815568	10.510743	7.08%	0
2015	10.073729	9.815568	-2.56%	0
2014*	10.000000	10.073729	0.74%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.139170	33.592419	33.63%	0
2018	26.245219	25.139170	-4.21%	0
2017	21.225602	26.245219	23.65%	0
2016	21.111107	21.225602	0.54%	0
2015	20.698718	21.111107	1.99%	0
2014	19.595283	20.698718	5.63%	0
2013	14.776870	19.595283	32.61%	0
2012	12.825168	14.776870	15.22%	0
2011	13.517587	12.825168	-5.12%	2,067
2010	12.802117	13.517587	5.59%	9,612
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.024326	25.915219	23.26%	0
2018	23.871997	21.024326	-11.93%	0
2017	22.623484	23.871997	5.52%	0
2016	19.340276	22.623484	16.98%	0
2015	20.801009	19.340276	-7.02%	0
2014	18.927465	20.801009	9.90%	0
2013	14.773331	18.927465	28.12%	0
2012	13.267627	14.773331	11.35%	0
2011	13.569040	13.267627	-2.22%	387
2010	12.324441	13.569040	10.10%	1,493

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	31.695266	38.750370	22.26%	0
2018	36.765657	31.695266	-13.79%	0
2017	32.633392	36.765657	12.66%	0
2016	27.879573	32.633392	17.05%	0
2015	29.398296	27.879573	-5.17%	0
2014	27.612865	29.398296	6.47%	0
2013	21.329616	27.612865	29.46%	0
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	101
2010	16.026026	19.679610	22.80%	101
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.064930	13.647690	13.12%	0
2018	15.002614	12.064930	-19.58%	0
2017	12.582180	15.002614	19.24%	0
2016	12.316820	12.582180	2.15%	0
2015	13.373667	12.316820	-7.90%	0
2014	15.217581	13.373667	-12.12%	0
2013	12.920055	15.217581	17.78%	0
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
2010	13.538118	13.949382	3.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.654392	15.403099	21.72%	0
2018	14.746850	12.654392	-14.19%	0
2017	13.251613	14.746850	11.28%	0
2016	11.735276	13.251613	12.92%	0
2015	12.490225	11.735276	-6.04%	0
2014	11.644084	12.490225	7.27%	0
2013	8.862650	11.644084	31.38%	0
2012	7.746430	8.862650	14.41%	0
2011	8.477504	7.746430	-8.62%	0
2010	7.727621	8.477504	9.70%	1,299
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.046328	19.336263	20.50%	0
2018	18.992941	16.046328	-15.51%	0
2017	17.145588	18.992941	10.77%	0
2016	14.983724	17.145588	14.43%	185
2015	15.857168	14.983724	-5.51%	204
2014	13.926777	15.857168	13.86%	175
2013	10.549272	13.926777	32.02%	835
2012	9.319371	10.549272	13.20%	1,818
2011	9.805085	9.319371	-4.95%	10,784
2010	8.423250	9.805085	16.41%	10,774

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	21.717668	28.607053	31.72%	0
2018	24.322486	21.717668	-10.71%	0
2017	20.052901	24.322486	21.29%	0
2016	19.071014	20.052901	5.15%	0
2015	19.497036	19.071014	-2.19%	0
2014	19.542106	19.497036	-0.23%	0
2013	13.951983	19.542106	40.07%	0
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
2010	10.797872	13.144257	21.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	27.886305	32.204944	15.49%	0
2018	34.587542	27.886305	-19.37%	0
2017	32.683628	34.587542	5.83%	0
2016	26.738863	32.683628	22.23%	0
2015	29.325411	26.738863	-8.82%	0
2014	28.229388	29.325411	3.88%	0
2013	20.719387	28.229388	36.25%	0
2012	17.701329	20.719387	17.05%	0
2011	19.240904	17.701329	-8.00%	0
2010	15.635003	19.240904	23.06%	162
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	27.480542	33.517881	21.97%	0
2018	32.406893	27.480542	-15.20%	0
2017	29.420227	32.406893	10.15%	0
2016	24.672128	29.420227	19.24%	0
2015	25.846709	24.672128	-4.54%	0
2014	26.417184	25.846709	-2.16%	0
2013	19.316594	26.417184	36.76%	0
2012	17.230232	19.316594	12.11%	0
2011	18.798373	17.230232	-8.34%	0
2010	15.458116	18.798373	21.61%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.077027	18.491019	22.64%	0
2018	16.465225	15.077027	-8.43%	0
2017	14.295511	16.465225	15.18%	0
2016	13.342300	14.295511	7.14%	250
2015	13.770171	13.342300	-3.11%	269
2014	12.806347	13.770171	7.53%	225
2013	9.499294	12.806347	34.81%	1,188
2012	8.765688	9.499294	8.37%	2,606
2011	9.312578	8.765688	-5.87%	14,613
2010	7.745736	9.312578	20.23%	20,801

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.891435	15.093087	26.92%	0
2018	12.740274	11.891435	-6.66%	0
2017	12.334938	12.740274	3.29%	0
2016	11.827251	12.334938	4.29%	0
2015	12.884829	11.827251	-8.21%	0
2014	10.296629	12.884829	25.14%	0
2013	10.304147	10.296629	-0.07%	0
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
2010	7.023424	8.872024	26.32%	525
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.817746	18.864137	27.31%	0
2018	16.011658	14.817746	-7.46%	0
2017	13.573594	16.011658	17.96%	0
2016	12.522101	13.573594	8.40%	0
2015	12.749373	12.522101	-1.78%	0
2014	11.587753	12.749373	10.02%	0
2013*	10.000000	11.587753	15.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.989710	9.104509	1.28%	0
2018	9.165380	8.989710	-1.92%	0
2017	9.272571	9.165380	-1.16%	0
2016	9.297498	9.272571	-0.27%	0
2015	9.588216	9.297498	-3.03%	0
2014	9.805849	9.588216	-2.22%	0
2013	10.067348	9.805849	-2.60%	0
2012	9.995248	10.067348	0.72%	0
2011	10.140212	9.995248	-1.43%	0
2010	10.175356	10.140212	-0.35%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.211776	16.063763	21.59%	0
2018	15.318294	13.211776	-13.75%	0
2017	13.786942	15.318294	11.11%	0
2016	11.721902	13.786942	17.62%	0
2015	12.665579	11.721902	-7.45%	0
2014	12.450387	12.665579	1.73%	0
2013*	10.000000	12.450387	24.50%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.802816	19.709031	33.14%	0
2018	16.369870	14.802816	-9.57%	0
2017	13.191887	16.369870	24.09%	0
2016	12.782847	13.191887	3.20%	165
2015	13.183195	12.782847	-3.04%	167
2014	13.063157	13.183195	0.92%	149
2013	9.686039	13.063157	34.87%	600
2012	8.683756	9.686039	11.54%	1,286
2011	9.339993	8.683756	-7.03%	9,341
2010	7.589949	9.339993	23.06%	10,095
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	28.302122	36.482683	28.90%	0
2018	31.134156	28.302122	-9.10%	0
2017	25.686083	31.134156	21.21%	0
2016	25.342220	25.686083	1.36%	0
2015	25.788988	25.342220	-1.73%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.355662	8.429804	0.89%	1,267
2018	8.502007	8.355662	-1.72%	1,267
2017	8.660105	8.502007	-1.83%	1,267
2016	8.792555	8.660105	-1.51%	1,267
2015	9.019976	8.792555	-2.52%	1,264
2014	9.214074	9.019976	-2.11%	1,264
2013	9.411710	9.214074	-2.10%	1,264
2012	9.247681	9.411710	1.77%	1,343
2011	9.476224	9.247681	-2.41%	11,260
2010	9.250278	9.476224	2.44%	19,772
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.280233	28.515186	22.49%	0
2018	25.383552	23.280233	-8.29%	0
2017	22.026345	25.383552	15.24%	0
2016	20.603844	22.026345	6.90%	0
2015	21.274226	20.603844	-3.15%	0
2014	19.808081	21.274226	7.40%	0
2013	14.794255	19.808081	33.89%	0
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
2010	12.153477	14.528411	19.54%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.870889	10.732309	8.73%	0
2018	10.730884	9.870889	-8.01%	0
2017	9.726483	10.730884	10.33%	0
2016	8.853068	9.726483	9.87%	0
2015	10.019431	8.853068	-11.64%	0
2014	10.250860	10.019431	-2.26%	0
2013	10.523821	10.250860	-2.59%	0
2012*	10.000000	10.523821	5.24%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.945945	11.095384	11.56%	0
2018	10.741815	9.945945	-7.41%	0
2017	10.055599	10.741815	6.82%	0
2016	9.127798	10.055599	10.16%	0
2015	9.608343	9.127798	-5.00%	0
2014*	10.000000	9.608343	-3.92%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.986288	10.388819	4.03%	0
2018	10.700840	9.986288	-6.68%	0
2017	9.930907	10.700840	7.75%	0
2016	9.917767	9.930907	0.13%	0
2015	10.980893	9.917767	-9.68%	0
2014	11.251740	10.980893	-2.41%	0
2013	12.376753	11.251740	-9.09%	0
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0
2010	10.767546	11.458738	6.42%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.864761	9.975033	1.12%	0
2018	10.116041	9.864761	-2.48%	0
2017	10.267401	10.116041	-1.47%	0
2016	10.415595	10.267401	-1.42%	167
2015	10.682316	10.415595	-2.50%	163
2014	10.897200	10.682316	-1.97%	136
2013	11.225667	10.897200	-2.93%	645
2012	10.910639	11.225667	2.89%	1,088
2011	11.100688	10.910639	-1.71%	5,696
2010	10.846261	11.100688	2.35%	7,378
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.841217	9.833684	-0.08%	0
2018	9.973491	9.841217	-1.33%	0
2017	10.018532	9.973491	-0.45%	0
2016*	10.000000	10.018532	0.19%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.798443	10.320172	5.32%	0
2018	10.136210	9.798443	-3.33%	0
2017	9.937979	10.136210	1.99%	0
2016	9.955783	9.937979	-0.18%	0
2015	10.197824	9.955783	-2.37%	0
2014	10.061492	10.197824	1.35%	0
2013	10.557447	10.061492	-4.70%	0
2012	9.909718	10.557447	6.54%	0
2011*	10.000000	9.909718	-0.90%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.933624	12.604237	26.88%	0
2018	11.158102	9.933624	-10.97%	0
2017*	10.000000	11.158102	11.58%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.034758	17.342922	33.05%	0
2018	13.087115	13.034758	-0.40%	0
2017	10.273990	13.087115	27.38%	0
2016*	10.000000	10.273990	2.74%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.977724	17.021291	21.77%	0
2018	17.763332	13.977724	-21.31%	0
2017	14.421364	17.763332	23.17%	0
2016	15.193237	14.421364	-5.08%	0
2015	15.593058	15.193237	-2.56%	0
2014	17.191048	15.593058	-9.30%	0
2013	13.795340	17.191048	24.61%	0
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
2010	13.440605	14.389256	7.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.901267	38.675136	25.16%	0
2018	31.493936	30.901267	-1.88%	0
2017	25.422924	31.493936	23.88%	0
2016	29.262269	25.422924	-13.12%	0
2015	26.739714	29.262269	9.43%	0
2014	20.942223	26.739714	27.68%	0
2013	14.299666	20.942223	46.45%	0
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0
2010*	10.000000	10.445159	4.45%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.813377	5.224175	8.53%	0
2018	6.912586	4.813377	-30.37%	0
2017	7.246699	6.912586	-4.61%	0
2016	5.192826	7.246699	39.55%	0
2015	8.041207	5.192826	-35.42%	0
2014	10.247217	8.041207	-21.53%	0
2013	9.548516	10.247217	7.32%	0
2012*	10.000000	9.548516	-4.51%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.933406	5.369960	8.85%	0
2018	7.070615	4.933406	-30.23%	0
2017	7.391767	7.070615	-4.34%	0
2016	5.285817	7.391767	39.84%	0
2015	8.163148	5.285817	-35.25%	0
2014	10.371338	8.163148	-21.29%	0
2013	9.643319	10.371338	7.55%	0
2012*	10.000000	9.643319	-3.57%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.691918	6.92%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.707024	30.008800	21.46%	0
2018	25.068614	24.707024	-1.44%	0
2017	20.469077	25.068614	22.47%	0
2016	19.523081	20.469077	4.85%	0
2015	20.660505	19.523081	-5.51%	0
2014	21.640361	20.660505	-4.53%	0
2013	14.804131	21.640361	46.18%	0
2012	14.105706	14.804131	4.95%	0
2011	15.194881	14.105706	-7.17%	985
2010	12.318191	15.194881	23.35%	292

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.721175	12.015421	12.07%	0
2018	11.900512	10.721175	-9.91%	0
2017	10.702987	11.900512	11.19%	0
2016	10.646409	10.702987	0.53%	0
2015	11.091711	10.646409	-4.01%	0
2014	10.944921	11.091711	1.34%	0
2013	10.054540	10.944921	8.86%	0
2012*	10.000000	10.054540	0.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	21.214052	25.501963	20.21%	0
2018	23.171834	21.214052	-8.45%	0
2017	20.088954	23.171834	15.35%	0
2016	18.596663	20.088954	8.02%	0
2015	18.853554	18.596663	-1.36%	0
2014	17.738682	18.853554	6.28%	0
2013	13.551987	17.738682	30.89%	0
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
2010	10.503524	11.522277	9.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.583306	8.612966	13.58%	0
2018*	10.000000	7.583306	-24.17%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.729577	32.334167	16.61%	0
2018	33.668346	27.729577	-17.64%	0
2017	30.675653	33.668346	9.76%	0
2016	25.274346	30.675653	21.37%	0
2015	27.558398	25.274346	-8.29%	880
2014	26.010792	27.558398	5.95%	889
2013	19.432416	26.010792	33.85%	986
2012	16.867841	19.432416	15.20%	1,199
2011	18.980584	16.867841	-11.13%	1,377
2010	15.417342	18.980584	23.11%	1,216
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.720832	11.354201	5.91%	0
2018	11.345501	10.720832	-5.51%	0
2017	11.252278	11.345501	0.83%	0
2016	11.083310	11.252278	1.52%	0
2015	11.685198	11.083310	-5.15%	0
2014	11.631809	11.685198	0.46%	0
2013	13.068987	11.631809	-11.00%	0
2012	12.515096	13.068987	4.43%	530
2011	11.515422	12.515096	8.68%	482
2010	11.264350	11.515422	2.23%	534

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	20.552637	24.734193	20.35%	0
2018	22.775654	20.552637	-9.76%	0
2017	19.466430	22.775654	17.00%	0
2016	17.681366	19.466430	10.10%	0
2015	19.331441	17.681366	-8.54%	0
2014	17.695858	19.331441	9.24%	0
2013	13.430375	17.695858	31.76%	0
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
2010	10.893310	12.062377	10.73%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.540839	27.022261	25.45%	0
2018	25.452955	21.540839	-15.37%	0
2017	23.478135	25.452955	8.41%	0
2016	19.671182	23.478135	19.35%	0
2015	20.552130	19.671182	-4.29%	0
2014	18.180859	20.552130	13.04%	0
2013	14.391585	18.180859	26.33%	0
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
2010	11.411451	13.203884	15.71%	198
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.850821	11.003730	11.70%	0
2018	10.432268	9.850821	-5.57%	0
2017	10.017373	10.432268	4.14%	0
2016	9.129544	10.017373	9.72%	0
2015*	10.000000	9.129544	-8.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.365008	9.940541	6.15%	0
2018	9.701287	9.365008	-3.47%	0
2017	9.664974	9.701287	0.38%	0
2016	9.699004	9.664974	-0.35%	0
2015*	10.000000	9.699004	-3.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.134144	13.801516	23.96%	0
2018	12.368121	11.134144	-9.98%	0
2017	10.916558	12.368121	13.30%	0
2016	9.671220	10.916558	12.88%	0
2015*	10.000000	9.671220	-3.29%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.624364	15.602297	14.52%	0
2018	15.160911	13.624364	-10.13%	0
2017	13.709041	15.160911	10.59%	0
2016	13.578921	13.709041	0.96%	0
2015	14.104162	13.578921	-3.72%	0
2014	14.228110	14.104162	-0.87%	0
2013	12.787002	14.228110	11.27%	0
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
2010	11.953359	12.759548	6.74%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.505425	12.245004	16.56%	0
2018	12.814376	10.505425	-18.02%	0
2017	11.453012	12.814376	11.89%	0
2016	10.221978	11.453012	12.04%	0
2015	10.782383	10.221978	-5.20%	0
2014*	10.000000	10.782383	7.82%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.514164	36.266796	18.85%	0
2018	34.476786	30.514164	-11.49%	0
2017	31.537137	34.476786	9.32%	0
2016	25.790893	31.537137	22.28%	0
2015	27.152835	25.790893	-5.02%	0
2014	26.560386	27.152835	2.23%	0
2013	19.408679	26.560386	36.85%	144
2012	17.244189	19.408679	12.55%	525
2011	17.631627	17.244189	-2.20%	641
2010	14.408428	17.631627	22.37%	684
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	22.600043	28.655898	26.80%	0
2018	24.428828	22.600043	-7.49%	0
2017	20.721790	24.428828	17.89%	0
2016	19.118654	20.721790	8.39%	0
2015	19.490038	19.118654	-1.91%	0
2014	17.719160	19.490038	9.99%	0
2013	13.833852	17.719160	28.09%	0
2012	12.319551	13.833852	12.29%	1,071
2011	12.465194	12.319551	-1.17%	1,198
2010	11.190619	12.465194	11.39%	1,515

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.677246	25.942626	31.84%	0
2018	21.784301	19.677246	-9.67%	0
2017	17.635106	21.784301	23.53%	0
2016	16.846347	17.635106	4.68%	0
2015	17.805978	16.846347	-5.39%	1,631
2014	16.980452	17.805978	4.86%	1,569
2013	14.450899	16.980452	17.50%	1,792
2012	13.492625	14.450899	7.10%	2,610
2011	12.758281	13.492625	5.76%	2,982
2010	11.403172	12.758281	11.88%	3,161
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	16.263381	19.215258	18.15%	0
2018	20.723332	16.263381	-21.52%	0
2017	17.132190	20.723332	20.96%	0
2016	15.082922	17.132190	13.59%	0
2015	15.910810	15.082922	-5.20%	0
2014	16.147420	15.910810	-1.47%	0
2013	11.202094	16.147420	44.15%	0
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
2010	9.009860	11.462608	27.22%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.435168	10.691837	13.32%	0
2018	10.107658	9.435168	-6.65%	0
2017*	10.000000	10.107658	1.08%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.666929	15.733340	24.21%	0
2018	15.685050	12.666929	-19.24%	0
2017	14.430509	15.685050	8.69%	0
2016	11.318771	14.430509	27.49%	0
2015	12.443046	11.318771	-9.04%	0
2014	12.114296	12.443046	2.71%	0
2013*	10.000000	12.114296	21.14%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.786051	10.190617	4.13%	0
2018	10.072969	9.786051	-2.85%	0
2017	10.012350	10.072969	0.61%	0
2016	9.449370	10.012350	5.96%	0
2015	9.813950	9.449370	-3.71%	0
2014*	10.000000	9.813950	-1.86%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.004526	10.500903	16.62%	0
2018*	10.000000	9.004526	-9.95%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.120869	11.806748	6.17%	0
2018	11.527406	11.120869	-3.53%	0
2017	11.424120	11.527406	0.90%	0
2016	11.345564	11.424120	0.69%	0
2015	11.717902	11.345564	-3.18%	0
2014	11.640344	11.717902	0.67%	0
2013	11.880370	11.640344	-2.02%	0
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0
2010	10.686549	11.253471	5.31%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.163708	10.257004	25.64%	0
2018*	10.000000	8.163708	-18.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.551968	15.255066	12.57%	0
2018	14.557792	13.551968	-6.91%	0
2017	13.270040	14.557792	9.70%	0
2016	12.966075	13.270040	2.34%	0
2015	13.403853	12.966075	-3.27%	0
2014	13.225932	13.403853	1.35%	0
2013	12.014391	13.225932	10.08%	0
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
2010	10.446207	11.433666	9.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.295408	16.665998	16.58%	0
2018	15.653437	14.295408	-8.68%	0
2017	13.843642	15.653437	13.07%	0
2016	13.453339	13.843642	2.90%	0
2015	13.897602	13.453339	-3.20%	0
2014	13.662755	13.897602	1.72%	0
2013	12.149432	13.662755	12.46%	0
2012	11.049533	12.149432	9.95%	98
2011	11.504162	11.049533	-3.95%	98
2010	10.346664	11.504162	11.19%	98
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.231621	18.384539	20.70%	0
2018	17.037179	15.231621	-10.60%	0
2017	14.513873	17.037179	17.39%	0
2016	14.028942	14.513873	3.46%	0
2015	14.502511	14.028942	-3.27%	0
2014	14.237308	14.502511	1.86%	2,197
2013	12.058241	14.237308	18.07%	0
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
2010	10.107473	11.391726	12.71%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.843441	13.088331	20.70%	0
2018	11.670135	10.843441	-7.08%	0
2017	10.333688	11.670135	12.93%	0
2016*	10.000000	10.333688	3.34%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	26.128025	33.356496	27.67%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.459672	11.171435	6.80%	0
2018	14.298881	10.459672	-26.85%	0
2017	15.121752	14.298881	-5.44%	0
2016	11.646103	15.121752	29.84%	0
2015	15.111690	11.646103	-22.93%	0
2014	17.813662	15.111690	-15.17%	0
2013	14.754629	17.813662	20.73%	78
2012	14.487013	14.754629	1.85%	64
2011	15.712967	14.487013	-7.80%	17
2010	13.559341	15.712967	15.88%	826
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.961478	23.438733	23.61%	0
2018	21.321179	18.961478	-11.07%	0
2017	19.460428	21.321179	9.56%	0
2016	16.998755	19.460428	14.48%	0
2015	18.253167	16.998755	-6.87%	0
2014	17.302178	18.253167	5.50%	0
2013	13.918119	17.302178	24.31%	0
2012	12.227203	13.918119	13.83%	792
2011	12.490479	12.227203	-2.11%	976
2010	11.176201	12.490479	11.76%	3,270
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.168212	14.084801	26.12%	0
2018	12.648657	11.168212	-11.70%	0
2017	11.152562	12.648657	13.41%	0
2016*	10.000000	11.152562	11.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.824243	32.344222	30.29%	0
2018	25.641216	24.824243	-3.19%	0
2017	19.555256	25.641216	31.12%	0
2016	19.996741	19.555256	-2.21%	0
2015	19.234198	19.996741	3.96%	0
2014	17.816003	19.234198	7.96%	0
2013	13.470168	17.816003	32.26%	124
2012	12.108013	13.470168	11.25%	626
2011	12.453729	12.108013	-2.78%	698
2010	10.338554	12.453729	20.46%	714

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.363717	12.090547	6.40%	0
2018	11.779567	11.363717	-3.53%	0
2017	11.646785	11.779567	1.14%	0
2016	11.461951	11.646785	1.61%	0
2015	11.887102	11.461951	-3.58%	0
2014	11.573071	11.887102	2.71%	1,645
2013	12.151641	11.573071	-4.76%	9,708
2012	11.833014	12.151641	2.69%	15,266
2011	11.366966	11.833014	4.10%	15,330
2010	10.868034	11.366966	4.59%	25,874
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	31.301162	37.494208	19.79%	0
2018	37.771711	31.301162	-17.13%	0
2017	32.219463	37.771711	17.23%	0
2016	29.598848	32.219463	8.85%	0
2015	30.939911	29.598848	-4.33%	0
2014	30.005095	30.939911	3.12%	0
2013	22.707816	30.005095	32.14%	60
2012	20.383126	22.707816	11.40%	65
2011	23.510119	20.383126	-13.30%	65
2010	18.802126	23.510119	25.04%	625
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.969473	22.281282	24.00%	0
2018	21.756741	17.969473	-17.41%	0
2017	17.209195	21.756741	26.43%	0
2016	18.678583	17.209195	-7.87%	0
2015	18.593943	18.678583	0.46%	0
2014	20.849797	18.593943	-10.82%	0
2013	16.470401	20.849797	26.59%	0
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
2010	15.950381	17.502303	9.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	22.160190	28.899610	30.41%	0
2018	27.624615	22.160190	-19.78%	0
2017	23.851156	27.624615	15.82%	0
2016	22.442871	23.851156	6.27%	0
2015	23.838172	22.442871	-5.85%	0
2014	23.013436	23.838172	3.58%	0
2013	18.177199	23.013436	26.61%	0
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
2010	13.534218	16.629121	22.87%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.020748	12.846176	16.56%	0
2018	12.544666	11.020748	-12.15%	0
2017	11.518544	12.544666	8.91%	0
2016	10.464096	11.518544	10.08%	0
2015	11.472935	10.464096	-8.79%	0
2014	11.470700	11.472935	0.02%	0
2013	9.529642	11.470700	20.37%	0
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
2010	8.275711	8.873551	7.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.434255	15.162937	12.87%	0
2018	14.437733	13.434255	-6.95%	0
2017	13.535463	14.437733	6.67%	0
2016	12.205437	13.535463	10.90%	0
2015	13.503240	12.205437	-9.61%	0
2014	13.272455	13.503240	1.74%	0
2013	11.977814	13.272455	10.81%	0
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0
2010	10.020937	10.980574	9.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.947860	28.840516	25.68%	0
2018	24.862409	22.947860	-7.70%	0
2017	21.203913	24.862409	17.25%	0
2016	18.787734	21.203913	12.86%	0
2015	20.050496	18.787734	-6.30%	0
2014	18.963298	20.050496	5.73%	0
2013	15.035382	18.963298	26.12%	0
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
2010	11.417179	13.395690	17.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.657147	32.754681	22.87%	0
2018	31.467634	26.657147	-15.29%	0
2017	29.240222	31.467634	7.62%	0
2016	23.093137	29.240222	26.62%	0
2015	25.640420	23.093137	-9.93%	0
2014	26.215997	25.640420	-2.20%	16
2013	19.786565	26.215997	32.49%	823
2012	17.186991	19.786565	15.13%	1,259
2011	18.362599	17.186991	-6.40%	1,614
2010	14.725436	18.362599	24.70%	1,891

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.240412	11.385403	23.21%	0
2018	11.286048	9.240412	-18.13%	0
2017	8.264396	11.286048	36.56%	0
2016	7.235351	8.264396	14.22%	0
2015	9.254340	7.235351	-21.82%	0
2014*	10.000000	9.254340	-7.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.850160	17.345577	9.43%	0
2018	19.278103	15.850160	-17.78%	0
2017	16.986032	19.278103	13.49%	0
2016	16.295768	16.986032	4.24%	0
2015	17.920353	16.295768	-9.07%	1,633
2014	20.735639	17.920353	-13.58%	1,394
2013	17.338815	20.735639	19.59%	0
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0
2010	16.458447	17.351812	5.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.061877	8.990056	-0.79%	0
2018	9.142428	9.061877	-0.88%	0
2017	9.222622	9.142428	-0.87%	0
2016	9.211983	9.222622	0.12%	0
2015	9.898677	9.211983	-6.94%	0
2014*	10.000000	9.898677	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.748734	11.700921	8.86%	0
2018	11.555478	10.748734	-6.98%	0
2017	10.503999	11.555478	10.01%	0
2016	10.351174	10.503999	1.48%	0
2015	11.301376	10.351174	-8.41%	0
2014	11.179850	11.301376	1.09%	0
2013	10.122600	11.179850	10.44%	0
2012*	10.000000	10.122600	1.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.313147	9.856077	5.83%	0
2018*	10.000000	9.313147	-6.87%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.909320	9.098685	2.13%	0
2018	9.652505	8.909320	-7.70%	0
2017	9.572911	9.652505	0.83%	0
2016	9.890700	9.572911	-3.21%	0
2015	9.985768	9.890700	-0.95%	0
2014	9.810979	9.985768	1.78%	0
2013*	10.000000	9.810979	-1.89%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.937237	21.144845	32.68%	0
2018	17.054100	15.937237	-6.55%	0
2017	13.803905	17.054100	23.55%	0
2016	13.912549	13.803905	-0.78%	0
2015	13.657264	13.912549	1.87%	0
2014	12.982933	13.657264	5.19%	0
2013	9.549556	12.982933	35.95%	0
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.255225	14.902245	21.60%	0
2018	14.257735	12.255225	-14.05%	0
2017	12.786089	14.257735	11.51%	0
2016	11.617461	12.786089	10.06%	0
2015	12.480287	11.617461	-6.91%	0
2014	12.319569	12.480287	1.30%	0
2013	9.860932	12.319569	24.93%	0
2012*	10.000000	9.860932	-1.39%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	26.253635	33.562608	27.84%	0
2018	31.176308	26.253635	-15.79%	0
2017	23.514411	31.176308	32.58%	0
2016	24.215580	23.514411	-2.90%	0
2015	24.018368	24.215580	0.82%	0
2014	24.200060	24.018368	-0.75%	0
2013	19.595089	24.200060	23.50%	0
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
2010	16.642897	18.727284	12.52%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.173189	9.867149	7.57%	0
2018	9.882670	9.173189	-7.18%	0
2017	9.582873	9.882670	3.13%	0
2016	9.272178	9.582873	3.35%	0
2015	9.778066	9.272178	-5.17%	0
2014	9.810141	9.778066	-0.33%	152
2013	10.124727	9.810141	-3.11%	121
2012*	10.000000	10.124727	1.25%	98
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.163574	10.158265	24.43%	0
2018	10.436418	8.163574	-21.78%	0
2017	8.486342	10.436418	22.98%	0
2016	8.969200	8.486342	-5.38%	0
2015	8.945039	8.969200	0.27%	0
2014*	10.000000	8.945039	-10.55%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	20.546186	26.322876	28.12%	0
2018	22.992474	20.546186	-10.64%	0
2017	20.268727	22.992474	13.44%	0
2016	18.724618	20.268727	8.25%	0
2015	18.673950	18.724618	0.27%	2,478
2014	17.393003	18.673950	7.36%	2,706
2013	13.606751	17.393003	27.83%	6,022
2012	11.999343	13.606751	13.40%	7,544
2011	12.376877	11.999343	-3.05%	9,170
2010	10.987690	12.376877	12.64%	10,157
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	28.040315	34.395746	22.67%	0
2018	32.235341	28.040315	-13.01%	0
2017	29.096655	32.235341	10.79%	0
2016	25.423990	29.096655	14.45%	0
2015	27.839571	25.423990	-8.68%	531
2014	25.638692	27.839571	8.58%	552
2013	18.747322	25.638692	36.76%	536
2012	16.383631	18.747322	14.43%	672
2011	17.257281	16.383631	-5.06%	787
2010	14.420089	17.257281	19.68%	733
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.002293	15.398584	18.43%	0
2018	14.141296	13.002293	-8.05%	0
2017	12.293515	14.141296	15.03%	0
2016	12.973398	12.293515	-5.24%	0
2015	14.555269	12.973398	-10.87%	0
2014	15.798878	14.555269	-7.87%	0
2013	12.982624	15.798878	21.69%	0
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
2010	11.744920	12.413094	5.69%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.571505	12.512897	8.14%	0
2018	12.157673	11.571505	-4.82%	0
2017	11.717857	12.157673	3.75%	0
2016	10.369672	11.717857	13.00%	0
2015	11.404844	10.369672	-9.08%	0
2014	11.508132	11.404844	-0.90%	0
2013	10.709076	11.508132	7.46%	0
2012*	10.000000	10.709076	7.09%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.988384	20.106682	34.15%	0
2018	15.423712	14.988384	-2.82%	0
2017	12.497155	15.423712	23.42%	0
2016	12.109034	12.497155	3.21%	0
2015	13.215411	12.109034	-8.37%	0
2014	12.597754	13.215411	4.90%	0
2013	9.969214	12.597754	26.37%	0
2012*	10.000000	9.969214	-0.31%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	21.355460	25.394078	18.91%	0
2018	21.868456	21.355460	-2.35%	0
2017	19.033192	21.868456	14.90%	0
2016	18.758839	19.033192	1.46%	0
2015	19.210459	18.758839	-2.35%	0
2014	18.250146	19.210459	5.26%	0
2013	15.664117	18.250146	16.51%	0
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
2010	13.707710	14.413361	5.15%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.294450	9.877475	6.27%	0
2018	9.683315	9.294450	-4.02%	0
2017	9.633366	9.683315	0.52%	0
2016	9.689733	9.633366	-0.58%	0
2015*	10.000000	9.689733	-3.10%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	32.183330	42.832579	33.09%	0
2018	32.539456	32.183330	-1.09%	0
2017	25.736500	32.539456	26.43%	0
2016	25.958034	25.736500	-0.85%	0
2015	23.845490	25.958034	8.86%	0
2014	22.605568	23.845490	5.49%	0
2013	17.759331	22.605568	27.29%	242
2012	14.744669	17.759331	20.45%	840
2011	16.291761	14.744669	-9.50%	1,026
2010	15.732774	16.291761	3.55%	1,086
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.516613	30.303698	40.84%	0
2018	21.929287	21.516613	-1.88%	0
2017	15.558917	21.929287	40.94%	0
2016	14.051217	15.558917	10.73%	0
2015	13.807122	14.051217	1.77%	0
2014	12.983825	13.807122	6.34%	0
2013	9.860882	12.983825	31.67%	0
2012*	10.000000	9.860882	-1.39%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	20.201421	24.892770	23.22%	0
2018	24.482033	20.201421	-17.48%	0
2017	19.243899	24.482033	27.22%	0
2016	21.209341	19.243899	-9.27%	0
2015	23.915178	21.209341	-11.31%	0
2014	27.977619	23.915178	-14.52%	0
2013	25.173395	27.977619	11.14%	0
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
2010	28.588770	34.759329	21.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.415620	9.668968	14.89%	0
2018	10.627221	8.415620	-20.81%	0
2017	8.548050	10.627221	24.32%	0
2016	7.276843	8.548050	17.47%	0
2015	9.360137	7.276843	-22.26%	0
2014*	10.000000	9.360137	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.602008	10.123290	5.43%	0
2018	9.977474	9.602008	-3.76%	0
2017	9.877187	9.977474	1.02%	0
2016*	10.000000	9.877187	-1.23%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.794493	20.326344	37.39%	0
2018	15.481253	14.794493	-4.44%	0
2017	12.599796	15.481253	22.87%	0
2016	11.907375	12.599796	5.82%	0
2015	12.512650	11.907375	-4.84%	0
2014	13.909048	12.512650	-10.04%	0
2013	10.127606	13.909048	37.34%	0
2012*	10.000000	10.127606	1.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.667884	29.808552	25.95%	0
2018	27.153478	23.667884	-12.84%	0
2017	23.791413	27.153478	14.13%	0
2016	21.500337	23.791413	10.66%	0
2015	22.316785	21.500337	-3.66%	0
2014	20.823339	22.316785	7.17%	280
2013	15.790876	20.823339	31.87%	3,133
2012	14.012835	15.790876	12.69%	4,433
2011	14.475798	14.012835	-3.20%	5,592
2010	13.383690	14.475798	8.16%	7,044
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.751074	7.51%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.822566	19.334925	22.20%	0
2018	18.025613	15.822566	-12.22%	0
2017	14.614202	18.025613	23.34%	0
2016	14.470379	14.614202	0.99%	0
2015	13.995018	14.470379	3.40%	0
2014	14.229577	13.995018	-1.65%	0
2013	11.463720	14.229577	24.13%	0
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
2010*	10.000000	10.644816	6.45%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.077705	16.395129	35.75%	0
2018	12.350126	12.077705	-2.21%	0
2017	9.912620	12.350126	24.59%	0
2016	9.629590	9.912620	2.94%	0
2015*	10.000000	9.629590	-3.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.038534	11.874070	7.57%	0
2018	11.456749	11.038534	-3.65%	0
2017	11.124060	11.456749	2.99%	0
2016	10.804570	11.124060	2.96%	0
2015	11.203349	10.804570	-3.56%	0
2014	10.709874	11.203349	4.61%	0
2013	11.077011	10.709874	-3.31%	0
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
2010	9.792381	10.176278	3.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.023007	21.121324	11.03%	0
2018	21.046745	19.023007	-9.62%	0
2017	19.747265	21.046745	6.58%	0
2016	18.361276	19.747265	7.55%	0
2015	19.105150	18.361276	-3.89%	0
2014	19.093566	19.105150	0.06%	0
2013	21.517855	19.093566	-11.27%	0
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
2010	16.920365	18.058221	6.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.928033	11.102146	24.35%	0
2018	9.968427	8.928033	-10.44%	0
2017	9.107046	9.968427	9.46%	0
2016	8.144734	9.107046	11.82%	0
2015*	10.000000	8.144734	-18.55%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.898650	19.172368	20.59%	0
2018	17.616049	15.898650	-9.75%	0
2017	15.412546	17.616049	14.30%	0
2016	14.276164	15.412546	7.96%	0
2015	15.813350	14.276164	-9.72%	0
2014	16.603336	15.813350	-4.76%	0
2013	12.941569	16.603336	28.29%	0
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
2010*	10.000000	11.261590	12.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.989167	16.431901	17.46%	0
2018	15.140939	13.989167	-7.61%	0
2017	13.444449	15.140939	12.62%	0
2016	12.682177	13.444449	6.01%	444
2015	12.913723	12.682177	-1.79%	4,183
2014	12.647730	12.913723	2.10%	7,431
2013	10.548934	12.647730	19.90%	35,418
2012	9.374542	10.548934	12.53%	46,843
2011	9.550328	9.374542	-1.84%	48,054
2010	8.766695	9.550328	8.94%	41,703
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.693277	10.273576	5.99%	0
2018	10.077066	9.693277	-3.81%	0
2017	10.038815	10.077066	0.38%	0
2016	10.055386	10.038815	-0.16%	565
2015	10.363680	10.055386	-2.97%	13,502
2014	10.151330	10.363680	2.09%	14,700
2013	10.714166	10.151330	-5.25%	44,724
2012	10.496556	10.714166	2.07%	55,537
2011	10.208205	10.496556	2.82%	52,536
2010	9.903550	10.208205	3.08%	50,627
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.469904	20.276945	31.07%	0
2018	17.565099	15.469904	-11.93%	0
2017	13.789795	17.565099	27.38%	0
2016	14.152127	13.789795	-2.56%	0
2015	13.658651	14.152127	3.61%	0
2014	13.791764	13.658651	-0.97%	0
2013	11.024107	13.791764	25.11%	0
2012	9.285619	11.024107	18.72%	521
2011	10.527857	9.285619	-11.80%	615
2010	9.726182	10.527857	8.24%	645

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.216350	21.813769	26.70%	0
2018	17.823031	17.216350	-3.40%	0
2017	14.339386	17.823031	24.29%	0
2016	13.518398	14.339386	6.07%	0
2015	13.061213	13.518398	3.50%	0
2014	12.428017	13.061213	5.09%	0
2013	9.859746	12.428017	26.05%	2,722
2012	8.636288	9.859746	14.17%	3,726
2011	9.316805	8.636288	-7.30%	1,095
2010	8.105384	9.316805	14.95%	3,622
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.417490	17.619844	22.21%	0
2018	15.158802	14.417490	-4.89%	0
2017	12.783105	15.158802	18.58%	0
2016	11.831699	12.783105	8.04%	490
2015	12.035531	11.831699	-1.69%	4,842
2014	11.227558	12.035531	7.20%	8,370
2013	8.682413	11.227558	29.31%	40,030
2012	7.627081	8.682413	13.84%	61,615
2011	8.021648	7.627081	-4.92%	67,463
2010	7.432579	8.021648	7.93%	63,555
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.439296	13.206413	6.17%	0
2018	13.100253	12.439296	-5.05%	0
2017	12.667586	13.100253	3.42%	0
2016	11.988165	12.667586	5.67%	0
2015	12.694110	11.988165	-5.56%	0
2014	12.565088	12.694110	1.03%	109
2013	13.067368	12.565088	-3.84%	745
2012	11.971291	13.067368	9.16%	1,702
2011	11.661913	11.971291	2.65%	1,546
2010	10.843521	11.661913	7.55%	1,619
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	21.155728	26.130287	23.51%	0
2018	23.511484	21.155728	-10.02%	0
2017	20.540887	23.511484	14.46%	0
2016	17.963288	20.540887	14.35%	0
2015	19.758788	17.963288	-9.09%	0
2014	18.652561	19.758788	5.93%	10
2013	14.175664	18.652561	31.58%	881
2012	12.335873	14.175664	14.91%	1,985
2011	13.015873	12.335873	-5.22%	2,345
2010	11.593016	13.015873	12.27%	2,372

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.460538	10.575419	11.78%	0
2018	10.630123	9.460538	-11.00%	0
2017	9.228578	10.630123	15.19%	0
2016	9.214698	9.228578	0.15%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.995337	10.360667	3.66%	0
2018*	10.000000	9.995337	-0.05%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	16.520392	18.434445	11.59%	0
2018	17.515483	16.520392	-5.68%	0
2017	16.869480	17.515483	3.83%	0
2016	15.194153	16.869480	11.03%	0
2015	16.042178	15.194153	-5.29%	0
2014	16.085578	16.042178	-0.27%	97
2013	15.447889	16.085578	4.13%	0
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
2010	12.480475	13.733989	10.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.181182	17.664730	24.56%	0
2018	15.353426	14.181182	-7.64%	0
2017	12.653223	15.353426	21.34%	0
2016	11.458141	12.653223	10.43%	0
2015	11.924416	11.458141	-3.91%	0
2014	11.506869	11.924416	3.63%	0
2013	8.243425	11.506869	39.59%	0
2012	7.255560	8.243425	13.62%	147
2011	8.444706	7.255560	-14.08%	147
2010	7.525474	8.444706	12.21%	147
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.904610	11.503489	29.19%	0
2018	10.990027	8.904610	-18.98%	0
2017	9.001206	10.990027	22.10%	0
2016	9.489620	9.001206	-5.15%	0
2015	9.822325	9.489620	-3.39%	0
2014	10.238565	9.822325	-4.07%	437
2013	8.695253	10.238565	17.75%	5,364
2013	8.695253	10.238565	17.75%	5,364
2012	7.740351	8.695253	12.34%	7,862
2011	8.806401	7.740351	-12.11%	9,025
2010	7.956734	8.806401	10.68%	10,423

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.973820	26.316823	25.47%	0
2018	21.630393	20.973820	-3.04%	0
2017	18.495619	21.630393	16.95%	0
2016	17.108164	18.495619	8.11%	0
2015	17.476309	17.108164	-2.11%	0
2014	16.071411	17.476309	8.74%	202
2013	12.635230	16.071411	27.20%	3,895
2012	11.412964	12.635230	10.71%	5,707
2011	11.690824	11.412964	-2.38%	7,084
2010	10.617203	11.690824	10.11%	8,290
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.847391	14.282267	20.55%	0
2018	13.651365	11.847391	-13.21%	0
2017	11.716456	13.651365	16.51%	0
2016	11.117027	11.716456	5.39%	0
2015	11.635522	11.117027	-4.46%	0
2014	11.449690	11.635522	1.62%	0
2013	9.093078	11.449690	25.92%	0
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
2010	7.908615	8.841611	11.80%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.344301	12.817335	12.98%	0
2018	12.442593	11.344301	-8.83%	0
2017	11.417420	12.442593	8.98%	0
2016	11.063571	11.417420	3.20%	0
2015	11.498276	11.063571	-3.78%	0
2014	11.336251	11.498276	1.43%	0
2013	10.166593	11.336251	11.50%	3,536
2012	9.413534	10.166593	8.00%	3,536
2011	9.811122	9.413534	-4.05%	39,262
2010	9.137556	9.811122	7.37%	39,262
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.804433	13.803435	16.93%	0
2018	13.218864	11.804433	-10.70%	0
2017	11.736479	13.218864	12.63%	0
2016	11.244155	11.736479	4.38%	0
2015	11.717858	11.244155	-4.04%	0
2014	11.508610	11.717858	1.82%	29,885
2013	9.760294	11.508610	17.91%	31,058
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
2010	8.605213	9.405529	9.30%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.430141	11.225695	7.63%	0
2018	11.013680	10.430141	-5.30%	0
2017	10.647224	11.013680	3.44%	0
2016	10.464718	10.647224	1.74%	0
2015	10.840214	10.464718	-3.46%	0
2014	10.786840	10.840214	0.49%	155,413
2013	10.570438	10.786840	2.05%	174,577
2012	10.111823	10.570438	4.54%	184,508
2011	10.252402	10.111823	-1.37%	34,439
2010	9.870949	10.252402	3.86%	10,097
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.279731	11.381934	10.72%	0
2018	11.369396	10.279731	-9.58%	0
2017	10.185868	11.369396	11.62%	0
2016	9.921764	10.185868	2.66%	0
2015	10.660144	9.921764	-6.93%	0
2014	10.719329	10.660144	-0.55%	0
2013*	10.000000	10.719329	7.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.549452	11.840875	12.24%	0
2018	11.675343	10.549452	-9.64%	0
2017	10.191309	11.675343	14.56%	0
2016	9.865776	10.191309	3.30%	0
2015	10.664917	9.865776	-7.49%	0
2014	10.856494	10.664917	-1.76%	0
2013*	10.000000	10.856494	8.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.622514	13.353794	14.90%	0
2018	12.864786	11.622514	-9.66%	0
2017	11.606174	12.864786	10.84%	2,153
2016	11.179991	11.606174	3.81%	4,155
2015	11.620030	11.179991	-3.79%	19,403
2014	11.426432	11.620030	1.69%	25,804
2013	9.973680	11.426432	14.57%	80,125
2012	9.127320	9.973680	9.27%	80,253
2011	9.609020	9.127320	-5.01%	70,102
2010	8.871802	9.609020	8.31%	15,922

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.803038	14.030288	18.87%	0
2018	13.413549	11.803038	-12.01%	0
2017	11.680979	13.413549	14.83%	0
2016	11.162939	11.680979	4.64%	0
2015	11.654370	11.162939	-4.22%	0
2014	11.461122	11.654370	1.69%	0
2013	9.482933	11.461122	20.86%	0
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
2010	8.329977	9.179402	10.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.126036	12.367559	11.16%	0
2018	12.014762	11.126036	-7.40%	0
2017	11.242152	12.014762	6.87%	0
2016	10.905091	11.242152	3.09%	0
2015	11.334227	10.905091	-3.79%	0
2014	11.197628	11.334227	1.22%	0
2013	10.350925	11.197628	8.18%	12,655
2012	9.672804	10.350925	7.01%	22,611
2011	9.972680	9.672804	-3.01%	22,631
2010	9.404951	9.972680	6.04%	11,812
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.292363	13.447011	9.39%	0
2018	14.994708	12.292363	-18.02%	0
2017	12.563201	14.994708	19.35%	0
2016	12.775059	12.563201	-1.66%	0
2015	13.669999	12.775059	-6.55%	0
2014	15.303479	13.669999	-10.67%	230
2013	13.103093	15.303479	16.79%	3,434
2012	11.269599	13.103093	16.27%	5,188
2011	13.232220	11.269599	-14.83%	5,901
2010	12.794187	13.232220	3.42%	7,058
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.765878	11.380456	5.71%	0
2018	11.148708	10.765878	-3.43%	0
2017	11.003186	11.148708	1.32%	0
2016	10.774167	11.003186	2.13%	0
2015	11.177269	10.774167	-3.61%	0
2014	10.979595	11.177269	1.80%	1,158
2013	11.535663	10.979595	-4.82%	6,006
2012	11.036794	11.535663	4.52%	6,025
2011	10.681616	11.036794	3.33%	6,360
2010	10.286402	10.681616	3.84%	10,933

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.388962	12.138380	6.58%	0
2018	11.885577	11.388962	-4.18%	0
2017	11.777095	11.885577	0.92%	0
2016	11.718269	11.777095	0.50%	0
2015	12.112302	11.718269	-3.25%	0
2014	11.875091	12.112302	2.00%	0
2013	12.466340	11.875091	-4.74%	0
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
2010	11.036152	11.603596	5.14%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.324155	12.024849	16.47%	0
2018	11.822008	10.324155	-12.67%	0
2017	10.311120	11.822008	14.65%	0
2016	9.517985	10.311120	8.33%	0
2015	10.106448	9.517985	-5.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.978597	11.403768	14.28%	0
2018	11.132833	9.978597	-10.37%	0
2017	10.055760	11.132833	10.71%	0
2016	9.505728	10.055760	5.79%	0
2015	9.949836	9.505728	-4.46%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	23.362383	27.869474	19.29%	0
2018	29.178865	23.362383	-19.93%	0
2017	21.243774	29.178865	37.35%	0
2016	20.322849	21.243774	4.53%	0
2015	24.947836	20.322849	-18.54%	0
2014	27.212984	24.947836	-8.32%	0
2013	27.863101	27.212984	-2.33%	0
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0
2010	28.861814	32.535513	12.73%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.124889	10.463882	3.35%	0
2018	10.417792	10.124889	-2.81%	0
2017	10.492848	10.417792	-0.72%	0
2016	10.709307	10.492848	-2.02%	0
2015	11.024152	10.709307	-2.86%	0
2014	10.840570	11.024152	1.69%	2,168
2013	11.618343	10.840570	-6.69%	16,449
2012	11.593332	11.618343	0.22%	20,051
2011	11.113871	11.593332	4.31%	20,557
2010	10.906576	11.113871	1.90%	31,325

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.603880	7.526511	-1.02%	0
2018	7.712832	7.603880	-1.41%	0
2017	7.897043	7.712832	-2.33%	0
2016	8.119107	7.897043	-2.74%	0
2015	8.348687	8.119107	-2.75%	4,291
2014	8.584766	8.348687	-2.75%	6,165
2013	8.827519	8.584766	-2.75%	16,378
2012	9.077827	8.827519	-2.76%	16,591
2011	9.333809	9.077827	-2.74%	24,476
2010	9.597732	9.333809	-2.75%	23,811
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.636905	8.831592	15.64%	0
2018	9.218796	7.636905	-17.16%	0
2017	7.459072	9.218796	23.59%	0
2016	7.621119	7.459072	-2.13%	0
2015	8.097502	7.621119	-5.88%	2,349
2014	8.386889	8.097502	-3.45%	2,188
2013	7.335633	8.386889	14.33%	2,172
2012	6.546696	7.335633	12.05%	2,280
2011	7.479488	6.546696	-12.47%	2,375
2010	6.805821	7.479488	9.90%	2,180
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.203180	9.669046	17.87%	0
2018	9.824444	8.203180	-16.50%	0
2017	8.116364	9.824444	21.04%	0
2016	8.301817	8.116364	-2.23%	0
2015	8.656884	8.301817	-4.10%	0
2014	9.488893	8.656884	-8.77%	0
2013	8.062965	9.488893	17.68%	0
2012	7.014049	8.062965	14.95%	727
2011	8.275513	7.014049	-15.24%	727
2010	7.923145	8.275513	4.45%	756
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.211135	24.320055	20.33%	0
2018	22.805473	20.211135	-11.38%	0
2017	19.799383	22.805473	15.18%	0
2016	18.596906	19.799383	6.47%	0
2015	19.315645	18.596906	-3.72%	0
2014	18.918703	19.315645	2.10%	0
2013	15.287862	18.918703	23.75%	0
2012	13.564008	15.287862	12.71%	0
2011	14.517603	13.564008	-6.57%	0
2010	13.022695	14.517603	11.48%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.340038	16.085196	12.17%	0
2018	15.499532	14.340038	-7.48%	0
2017	14.340307	15.499532	8.08%	0
2016	13.870453	14.340307	3.39%	0
2015	14.287511	13.870453	-2.92%	0
2014	14.047416	14.287511	1.71%	0
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	4,380
2011	12.202083	11.972248	-1.88%	8,331
2010	11.425599	12.202083	6.80%	8,847
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.799216	19.595042	16.64%	0
2018	18.472336	16.799216	-9.06%	0
2017	16.543257	18.472336	11.66%	0
2016	15.787836	16.543257	4.78%	0
2015	16.321122	15.787836	-3.27%	0
2014	15.951276	16.321122	2.32%	0
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0
2010	11.979523	13.051895	8.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.514149	12.264990	6.52%	0
2018	12.059052	11.514149	-4.52%	0
2017	11.732355	12.059052	2.78%	0
2016	11.569861	11.732355	1.40%	0
2015	11.865623	11.569861	-2.49%	0
2014	11.744262	11.865623	1.03%	482
2013	11.519747	11.744262	1.95%	1,575
2012	11.263356	11.519747	2.28%	29,160
2011	11.251313	11.263356	0.11%	33,148
2010	10.925592	11.251313	2.98%	35,639
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.354869	11.379081	9.89%	0
2018	11.284190	10.354869	-8.24%	0
2017	10.174695	11.284190	10.90%	0
2016	9.896710	10.174695	2.81%	0
2015	10.517499	9.896710	-5.90%	0
2014	10.555689	10.517499	-0.36%	0
2013*	10.000000	10.555689	5.56%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.630948	11.915092	12.08%	0
2018	11.637923	10.630948	-8.65%	0
2017	10.230582	11.637923	13.76%	0
2016	9.835408	10.230582	4.02%	0
2015	10.530038	9.835408	-6.60%	0
2014	10.643302	10.530038	-1.06%	0
2013*	10.000000	10.643302	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	16.097254	18.432561	14.51%	4,554
2018	17.552061	16.097254	-8.29%	4,836
2017	15.981038	17.552061	9.83%	5,134
2016	15.336179	15.981038	4.20%	7,073
2015	15.822837	15.336179	-3.08%	6,942
2014	15.468802	15.822837	2.29%	13,879
2013	13.638381	15.468802	13.42%	34,898
2012	12.656520	13.638381	7.76%	30,423
2011	13.018902	12.656520	-2.78%	30,324
2010	12.069589	13.018902	7.87%	18,988
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.570629	22.002180	18.48%	0
2018	20.698171	18.570629	-10.28%	0
2017	18.239528	20.698171	13.48%	0
2016	17.287552	18.239528	5.51%	723
2015	17.907152	17.287552	-3.46%	11,216
2014	17.543881	17.907152	2.07%	11,103
2013	14.741084	17.543881	19.01%	27,219
2012	13.325289	14.741084	10.62%	13,056
2011	13.999057	13.325289	-4.81%	13,939
2010	12.757305	13.999057	9.73%	30,544
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.839497	15.273644	10.36%	21,803
2018	14.784852	13.839497	-6.39%	22,075
2017	13.919532	14.784852	6.22%	22,503
2016	13.539841	13.919532	2.80%	14,238
2015	13.926996	13.539841	-2.78%	942
2014	13.672807	13.926996	1.86%	1,626
2013	12.724004	13.672807	7.46%	2,244
2012	12.110960	12.724004	5.06%	4,789
2011	12.200977	12.110960	-0.74%	9,039
2010	11.561229	12.200977	5.53%	10,180
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.370505	3.71%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.668346	6.68%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.486389	19.611676	26.64%	0
2018	16.479051	15.486389	-6.02%	0
2017	13.045552	16.479051	26.32%	0
2016	13.151678	13.045552	-0.81%	0
2015	13.113194	13.151678	0.29%	0
2014	12.241666	13.113194	7.12%	220
2013	9.364830	12.241666	30.72%	2,214
2012	8.291891	9.364830	12.94%	3,143
2011	8.810683	8.291891	-5.89%	3,896
2010	7.853443	8.810683	12.19%	5,187
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.487856	12.134322	15.70%	0
2018	11.332429	10.487856	-7.45%	0
2017	9.912014	11.332429	14.33%	0
2016	9.388964	9.912014	5.57%	0
2015	9.876443	9.388964	-4.94%	0
2014*	10.000000	9.876443	-1.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.770149	13.962781	18.63%	0
2018	12.424843	11.770149	-5.27%	0
2017	10.497449	12.424843	18.36%	0
2016	9.808184	10.497449	7.03%	0
2015	10.071321	9.808184	-2.61%	0
2014*	10.000000	10.071321	0.71%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.014585	33.408771	33.56%	0
2018	26.128663	25.014585	-4.26%	0
2017	21.142166	26.128663	23.59%	0
2016	21.038897	21.142166	0.49%	0
2015	20.638531	21.038897	1.94%	0
2014	19.548352	20.638531	5.58%	0
2013	14.749057	19.548352	32.54%	184
2012	12.807620	14.749057	15.16%	344
2011	13.506022	12.807620	-5.17%	446
2010	12.797734	13.506022	5.53%	478
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.920138	25.773554	23.20%	0
2018	23.765984	20.920138	-11.97%	0
2017	22.534549	23.765984	5.46%	0
2016	19.274117	22.534549	16.92%	0
2015	20.740514	19.274117	-7.07%	0
2014	18.882122	20.740514	9.84%	0
2013	14.745507	18.882122	28.05%	125
2012	13.249467	14.745507	11.29%	146
2011	13.557430	13.249467	-2.27%	159
2010	12.320211	13.557430	10.04%	181

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	28.743067	35.122980	22.20%	0
2018	33.358433	28.743067	-13.84%	0
2017	29.624293	33.358433	12.60%	0
2016	25.321777	29.624293	16.99%	0
2015	26.714894	25.321777	-5.21%	0
2014	25.105343	26.714894	6.41%	0
2013	19.402642	25.105343	29.39%	0
2012	16.984784	19.402642	14.24%	737
2011	17.920119	16.984784	-5.22%	831
2010	14.600684	17.920119	22.73%	933
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.968129	13.531237	13.06%	0
2018	14.889936	11.968129	-19.62%	0
2017	12.494077	14.889936	19.18%	0
2016	12.236858	12.494077	2.10%	0
2015	13.293678	12.236858	-7.95%	0
2014	15.134350	13.293678	-12.16%	0
2013	12.855995	15.134350	17.72%	0
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
2010	13.491795	13.894509	2.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.585172	15.310981	21.66%	0
2018	14.673778	12.585172	-14.23%	0
2017	13.192708	14.673778	11.23%	0
2016	11.689099	13.192708	12.86%	0
2015	12.447477	11.689099	-6.09%	0
2014	11.610202	12.447477	7.21%	0
2013	8.841406	11.610202	31.32%	0
2012	7.731842	8.841406	14.35%	127
2011	8.465881	7.731842	-8.67%	127
2010	7.720988	8.465881	9.65%	127
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.958590	19.220650	20.44%	0
2018	18.898860	15.958590	-15.56%	0
2017	17.069394	18.898860	10.72%	0
2016	14.924780	17.069394	14.37%	0
2015	15.802905	14.924780	-5.56%	0
2014	13.886251	15.802905	13.80%	201
2013	10.523977	13.886251	31.95%	2,404
2012	9.301811	10.523977	13.14%	3,955
2011	9.791644	9.301811	-5.00%	4,796
2010	8.416032	9.791644	16.35%	6,194

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	19.592844	25.794925	31.65%	0
2018	21.954165	19.592844	-10.76%	0
2017	18.109584	21.954165	21.23%	0
2016	17.231687	18.109584	5.09%	0
2015	17.625668	17.231687	-2.24%	0
2014	17.675492	17.625668	-0.28%	0
2013	12.625800	17.675492	40.00%	0
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
2010	9.786576	11.907092	21.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	24.504912	28.285343	15.43%	0
2018	30.409313	24.504912	-19.42%	0
2017	28.750121	30.409313	5.77%	0
2016	23.532875	28.750121	22.17%	0
2015	25.822560	23.532875	-8.87%	0
2014	24.870237	25.822560	3.83%	0
2013	18.263271	24.870237	36.18%	0
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0
2010	13.802873	16.977504	23.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.963819	30.432611	21.91%	0
2018	29.454249	24.963819	-15.25%	0
2017	26.753394	29.454249	10.10%	0
2016	22.447184	26.753394	19.18%	0
2015	23.527936	22.447184	-4.59%	0
2014	24.059591	23.527936	-2.21%	0
2013	17.601725	24.059591	36.69%	0
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
2010	14.107536	17.147144	21.55%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.994604	18.380484	22.58%	0
2018	16.383679	14.994604	-8.48%	0
2017	14.232000	16.383679	15.12%	0
2016	13.289846	14.232000	7.09%	0
2015	13.723097	13.289846	-3.16%	0
2014	12.769122	13.723097	7.47%	266
2013	9.476539	12.769122	34.74%	4,134
2012	8.749196	9.476539	8.31%	6,241
2011	9.299831	8.749196	-5.92%	7,392
2010	7.739089	9.299831	20.17%	8,839

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.826386	15.002817	26.86%	0
2018	12.677129	11.826386	-6.71%	0
2017	12.280098	12.677129	3.23%	0
2016	11.780708	12.280098	4.24%	0
2015	12.840733	11.780708	-8.26%	0
2014	10.266665	12.840733	25.07%	0
2013	10.279442	10.266665	-0.12%	0
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
2010	7.017385	8.859866	26.26%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.774605	18.799558	27.24%	0
2018	15.973305	14.774605	-7.50%	0
2017	13.548022	15.973305	17.90%	0
2016	12.504928	13.548022	8.34%	0
2015	12.738439	12.504928	-1.83%	0
2014	11.583770	12.738439	9.97%	0
2013*	10.000000	11.583770	15.84%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.940546	9.050067	1.22%	0
2018	9.119963	8.940546	-1.97%	0
2017	9.231349	9.119963	-1.21%	0
2016	9.260919	9.231349	-0.32%	0
2015	9.555400	9.260919	-3.08%	0
2014	9.777318	9.555400	-2.27%	0
2013	10.043218	9.777318	-2.65%	4,198
2012	9.976430	10.043218	0.67%	9,081
2011	10.126320	9.976430	-1.48%	9,150
2010	10.166641	10.126320	-0.40%	10,707
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.173350	16.008794	21.52%	0
2018	15.281648	13.173350	-13.80%	0
2017	13.761008	15.281648	11.05%	0
2016	11.705846	13.761008	17.56%	0
2015	12.654727	11.705846	-7.50%	0
2014	12.446117	12.654727	1.68%	0
2013*	10.000000	12.446117	24.46%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.721820	19.591118	33.08%	0
2018	16.288727	14.721820	-9.62%	0
2017	13.133223	16.288727	24.03%	0
2016	12.732524	13.133223	3.15%	0
2015	13.138060	12.732524	-3.09%	0
2014	13.025144	13.138060	0.87%	141
2013	9.662818	13.025144	34.80%	2,793
2012	8.667409	9.662818	11.48%	6,168
2011	9.327189	8.667409	-7.07%	7,763
2010	7.583445	9.327189	22.99%	8,571
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	28.070285	36.165247	28.84%	0
2018	30.895104	28.070285	-9.14%	0
2017	25.501925	30.895104	21.15%	0
2016	25.173428	25.501925	1.30%	0
2015	25.630406	25.173428	-1.78%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.256812	8.325794	0.84%	0
2018	8.405787	8.256812	-1.77%	0
2017	8.566486	8.405787	-1.88%	0
2016	8.701948	8.566486	-1.56%	0
2015	8.931616	8.701948	-2.57%	5,988
2014	9.128507	8.931616	-2.16%	8,793
2013	9.329105	9.128507	-2.15%	16,957
2012	9.171238	9.329105	1.72%	16,970
2011	9.402725	9.171238	-2.46%	16,758
2010	9.183248	9.402725	2.39%	27,908
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.093466	28.271891	22.42%	0
2018	25.192932	23.093466	-8.33%	0
2017	21.872134	25.192932	15.18%	0
2016	20.470086	21.872134	6.85%	0
2015	21.146995	20.470086	-3.20%	0
2014	19.699739	21.146995	7.35%	0
2013	14.720900	19.699739	33.82%	0
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
2010	12.111888	14.471265	19.48%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.837126	10.690101	8.67%	0
2018	10.699711	9.837126	-8.06%	0
2017	9.703193	10.699711	10.27%	0
2016	8.836401	9.703193	9.81%	0
2015	10.005705	8.836401	-11.69%	0
2014	10.242084	10.005705	-2.31%	0
2013	10.520224	10.242084	-2.64%	0
2012*	10.000000	10.520224	5.20%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.922103	11.063103	11.50%	0
2018	10.721601	9.922103	-7.46%	0
2017	10.041823	10.721601	6.77%	0
2016	9.119963	10.041823	10.11%	0
2015	9.605032	9.119963	-5.05%	0
2014*	10.000000	9.605032	-3.95%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.936771	10.331993	3.98%	0
2018	10.653281	9.936771	-6.73%	0
2017	9.891845	10.653281	7.70%	0
2016	9.883819	9.891845	0.08%	0
2015	10.948941	9.883819	-9.73%	0
2014	11.224773	10.948941	-2.46%	0
2013	12.353434	11.224773	-9.14%	0
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0
2010	10.763848	11.448916	6.36%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.815887	9.920509	1.07%	0
2018	10.071118	9.815887	-2.53%	0
2017	10.227049	10.071118	-1.52%	0
2016	10.379984	10.227049	-1.47%	0
2015	10.651267	10.379984	-2.55%	0
2014	10.871110	10.651267	-2.02%	369
2013	11.204537	10.871110	-2.98%	2,627
2012	10.895714	11.204537	2.83%	3,054
2011	11.091175	10.895714	-1.76%	3,096
2010	10.842534	11.091175	2.29%	4,878
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.827709	9.815137	-0.13%	0
2018	9.964948	9.827709	-1.38%	0
2017	10.015092	9.964948	-0.50%	0
2016*	10.000000	10.015092	0.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.759898	10.274292	5.27%	0
2018	10.101569	9.759898	-3.38%	0
2017	9.909097	10.101569	1.94%	0
2016	9.931938	9.909097	-0.23%	0
2015	10.178624	9.931938	-2.42%	0
2014	10.047724	10.178624	1.30%	0
2013	10.548416	10.047724	-4.75%	0
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.925112	12.586978	26.82%	0
2018	11.154307	9.925112	-11.02%	0
2017*	10.000000	11.154307	11.54%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.018257	17.312061	32.98%	0
2018	13.077304	13.018257	-0.45%	0
2017	10.271555	13.077304	27.32%	0
2016*	10.000000	10.271555	2.72%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.865570	16.876031	21.71%	0
2018	17.629926	13.865570	-21.35%	0
2017	14.320389	17.629926	23.11%	0
2016	15.094588	14.320389	-5.13%	0
2015	15.499776	15.094588	-2.61%	0
2014	17.097001	15.499776	-9.34%	0
2013	13.726912	17.097001	24.55%	0
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
2010	13.394595	14.332632	7.00%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.764003	38.483554	25.09%	0
2018	31.370269	30.764003	-1.93%	0
2017	25.336065	31.370269	23.82%	0
2016	29.177264	25.336065	-13.17%	0
2015	26.675744	29.177264	9.38%	0
2014	20.902851	26.675744	27.62%	0
2013	14.280110	20.902851	46.38%	0
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
2010*	10.000000	10.441594	4.42%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.796883	5.203606	8.48%	0
2018	6.892467	4.796883	-30.40%	0
2017	7.229323	6.892467	-4.66%	0
2016	5.183035	7.229323	39.48%	0
2015	8.030183	5.183035	-35.46%	0
2014	10.238440	8.030183	-21.57%	0
2013	9.545243	10.238440	7.26%	0
2012*	10.000000	9.545243	-4.55%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.916501	5.348802	8.79%	0
2018	7.050049	4.916501	-30.26%	0
2017	7.374041	7.050049	-4.39%	0
2016	5.275845	7.374041	39.77%	0
2015	8.151954	5.275845	-35.28%	5,973
2014	10.362448	8.151954	-21.33%	20,186
2013	9.640010	10.362448	7.49%	31,385
2012*	10.000000	9.640010	-3.60%	43,866
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.688247	6.88%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.528200	29.776297	21.40%	0
2018	24.900048	24.528200	-1.49%	0
2017	20.341858	24.900048	22.41%	0
2016	19.411688	20.341858	4.79%	0
2015	20.553192	19.411688	-5.55%	0
2014	21.539034	20.553192	-4.58%	0
2013	14.742376	21.539034	46.10%	0
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0
2010	12.285746	15.147080	23.29%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.684507	11.968177	12.01%	0
2018	11.865956	10.684507	-9.96%	0
2017	10.677377	11.865956	11.13%	0
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	21.043815	25.284313	20.15%	0
2018	22.997784	21.043815	-8.50%	0
2017	19.948275	22.997784	15.29%	0
2016	18.475905	19.948275	7.97%	0
2015	18.740763	18.475905	-1.41%	0
2014	17.641638	18.740763	6.23%	0
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
2010	10.467572	11.476933	9.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.580692	8.605573	13.52%	0
2018*	10.000000	7.580692	-24.19%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.506972	32.058112	16.55%	0
2018	33.415361	27.506972	-17.68%	0
2017	30.460764	33.415361	9.70%	1,325
2016	25.110173	30.460764	21.31%	1,383
2015	27.393485	25.110173	-8.34%	2,273
2014	25.868447	27.393485	5.90%	2,414
2013	19.336002	25.868447	33.78%	24,790
2012	16.792804	19.336002	15.14%	141
2011	18.905849	16.792804	-11.18%	141
2010	15.364531	18.905849	23.05%	1,689
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.632981	11.255364	5.85%	0
2018	11.258355	10.632981	-5.55%	0
2017	11.171566	11.258355	0.78%	0
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	520
2013	13.001950	11.566206	-11.04%	511
2012	12.457317	13.001950	4.37%	802
2011	11.468142	12.457317	8.63%	899
2010	11.223863	11.468142	2.18%	1,012

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	20.387713	24.523105	20.28%	0
2018	22.604579	20.387713	-9.81%	0
2017	19.330112	22.604579	16.94%	0
2016	17.566558	19.330112	10.04%	0
2015	19.215807	17.566558	-8.58%	0
2014	17.599057	19.215807	9.19%	0
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
2010	10.856018	12.014922	10.68%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.389967	26.819208	25.38%	0
2018	25.287772	21.389967	-15.41%	0
2017	23.337735	25.287772	8.36%	0
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	23,948
2013	14.334962	18.100019	26.26%	1,752
2012	12.689651	14.334962	12.97%	2,011
2011	13.165463	12.689651	-3.61%	835
2010	11.384094	13.165463	15.65%	893
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.832242	10.977329	11.65%	0
2018	10.417973	9.832242	-5.62%	0
2017	10.008784	10.417973	4.09%	0
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.347344	9.916691	6.09%	0
2018	9.688002	9.347344	-3.52%	0
2017	9.656697	9.688002	0.32%	0
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.113140	13.768381	23.89%	0
2018	12.351177	11.113140	-10.02%	0
2017	10.907199	12.351177	13.24%	0
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.556778	15.516918	14.46%	0
2018	15.093503	13.556778	-10.18%	0
2017	13.655098	15.093503	10.53%	0
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.480230	12.209364	16.50%	0
2018	12.790257	10.480230	-18.06%	0
2017	11.437326	12.790257	11.83%	0
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.269300	35.957273	18.79%	0
2018	34.217833	30.269300	-11.54%	0
2017	31.316331	34.217833	9.27%	0
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	49
2013	19.312437	26.415125	36.78%	11,536
2012	17.167519	19.312437	12.49%	334
2011	17.562244	17.167519	-2.25%	3,023
2010	14.359098	17.562244	22.31%	477
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	22.418774	28.411437	26.73%	0
2018	24.245424	22.418774	-7.53%	0
2017	20.576755	24.245424	17.83%	0
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	2,416
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
2010	11.152349	12.416183	11.33%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.519380	25.721284	31.77%	0
2018	21.620713	19.519380	-9.72%	0
2017	17.511645	21.620713	23.46%	0
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
2013	14.379243	16.887578	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	10,812
2010	11.364128	12.708070	11.83%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	16.132855	19.051232	18.09%	0
2018	20.567650	16.132855	-21.56%	0
2017	17.012206	20.567650	20.90%	0
2016	14.984962	17.012206	13.53%	0
2015	15.815606	14.984962	-5.25%	0
2014	16.059062	15.815606	-1.52%	0
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
2010	8.978989	11.417468	27.16%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.427070	10.677170	13.26%	0
2018	10.104214	9.427070	-6.70%	0
2017*	10.000000	10.104214	1.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.630060	15.679478	24.14%	0
2018	15.647493	12.630060	-19.28%	0
2017	14.403341	15.647493	8.64%	0
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.762602	10.160977	4.08%	0
2018	10.054026	9.762602	-2.90%	0
2017	9.998641	10.054026	0.55%	0
2016	9.441256	9.998641	5.90%	0
2015	9.810564	9.441256	-3.76%	5,986
2014*	10.000000	9.810564	-1.89%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.002802	10.493497	16.56%	0
2018*	10.000000	9.002802	-9.97%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.031645	11.705990	6.11%	0
2018	11.440841	11.031645	-3.58%	0
2017	11.344142	11.440841	0.85%	0
2016	11.271918	11.344142	0.64%	0
2015	11.647826	11.271918	-3.23%	0
2014	11.576676	11.647826	0.61%	0
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
2010	10.649962	11.209183	5.25%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.160896	10.248193	25.58%	0
2018*	10.000000	8.160896	-18.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.457110	15.140504	12.51%	0
2018	14.463370	13.457110	-6.96%	0
2017	13.190725	14.463370	9.65%	0
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
2010	10.421183	11.400419	9.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.195261	16.540737	16.52%	0
2018	15.551817	14.195261	-8.72%	0
2017	13.760823	15.551817	13.02%	0
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
2010	10.321848	11.470668	11.13%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.124967	18.246433	20.64%	0
2018	16.926637	15.124967	-10.64%	0
2017	14.427091	16.926637	17.33%	0
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
2010	10.083226	11.358568	12.65%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.828598	13.063692	20.64%	0
2018	11.660184	10.828598	-7.13%	0
2017	10.330169	11.660184	12.88%	0
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.918350	33.071803	27.60%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.386344	11.087417	6.75%	0
2018	14.205998	10.386344	-26.89%	0
2017	15.031245	14.205998	-5.49%	0
2016	11.582343	15.031245	29.78%	0
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	2,822
2013	14.696536	17.734410	20.67%	2,847
2012	14.437414	14.696536	1.79%	2,870
2011	15.667214	14.437414	-7.85%	2,893
2010	13.526804	15.667214	15.82%	2,968
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.809300	23.238674	23.55%	0
2018	21.161009	18.809300	-11.11%	0
2017	19.324148	21.161009	9.51%	0
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	99
2013	13.849083	17.207514	24.25%	889
2012	12.172832	13.849083	13.77%	1,215
2011	12.441335	12.172832	-2.16%	2,010
2010	11.137940	12.441335	11.70%	2,809
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.152930	14.058312	26.05%	0
2018	12.637880	11.152930	-11.75%	0
2017	11.148777	12.637880	13.36%	0
2016*	10.000000	11.148777	11.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.625086	32.068236	30.23%	0
2018	25.448663	24.625086	-3.24%	0
2017	19.418351	25.448663	31.05%	0
2016	19.866938	19.418351	-2.26%	0
2015	19.119173	19.866938	3.91%	5,632
2014	17.718577	19.119173	7.90%	4,081
2013	13.403393	17.718577	32.19%	21,350
2012	12.054200	13.403393	11.19%	1,787
2011	12.404738	12.054200	-2.83%	0
2010	10.303163	12.404738	20.40%	767

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.272566	11.987403	6.34%	0
2018	11.691130	11.272566	-3.58%	0
2017	11.565279	11.691130	1.09%	0
2016	11.387571	11.565279	1.56%	0
2015	11.816038	11.387571	-3.63%	0
2014	11.509795	11.816038	2.66%	508
2013	12.091408	11.509795	-4.81%	3,722
2012	11.780440	12.091408	2.64%	3,785
2011	11.322263	11.780440	4.05%	11,746
2010	10.830851	11.322263	4.54%	4,920
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	31.049993	37.174234	19.72%	0
2018	37.488023	31.049993	-17.17%	0
2017	31.993858	37.488023	17.17%	0
2016	29.406670	31.993858	8.80%	0
2015	30.754840	29.406670	-4.38%	0
2014	29.840967	30.754840	3.06%	61
2013	22.595215	29.840967	32.07%	2,055
2012	20.292506	22.595215	11.35%	10,895
2011	23.417615	20.292506	-13.35%	15,749
2010	18.737770	23.417615	24.98%	30,941
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.825255	22.091115	23.93%	0
2018	21.593300	17.825255	-17.45%	0
2017	17.088676	21.593300	26.36%	0
2016	18.557280	17.088676	-7.91%	0
2015	18.482697	18.557280	0.40%	0
2014	20.735722	18.482697	-10.87%	0
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
2010	15.895775	17.433423	9.67%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.982319	28.652909	30.35%	0
2018	27.417077	21.982319	-19.82%	0
2017	23.684100	27.417077	15.76%	0
2016	22.297117	23.684100	6.22%	0
2015	23.695549	22.297117	-5.90%	0
2014	22.887514	23.695549	3.53%	0
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
2010	13.487861	16.563654	22.80%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.960453	12.769340	16.50%	0
2018	12.482486	10.960453	-12.19%	0
2017	11.467333	12.482486	8.85%	0
2016	10.422914	11.467333	10.02%	0
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.347002	15.056715	12.81%	0
2018	14.351392	13.347002	-7.00%	0
2017	13.461406	14.351392	6.61%	1,681
2016	12.144873	13.461406	10.84%	1,753
2015	13.443157	12.144873	-9.66%	3,461
2014	13.220200	13.443157	1.69%	7,200
2013	11.936787	13.220200	10.75%	8,041
2012	10.902073	11.936787	9.49%	3,603
2011	10.954242	10.902073	-0.48%	382
2010	10.002045	10.954242	9.52%	1,787
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.763720	28.594372	25.61%	0
2018	24.675678	22.763720	-7.75%	0
2017	21.055449	24.675678	17.19%	0
2016	18.665767	21.055449	12.80%	0
2015	19.930590	18.665767	-6.35%	0
2014	18.859588	19.930590	5.68%	0
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	41
2011	13.342989	13.748292	3.04%	41
2010	11.378103	13.342989	17.27%	41
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.443187	32.475078	22.81%	0
2018	31.231221	26.443187	-15.33%	0
2017	29.035427	31.231221	7.56%	1,300
2016	22.943148	29.035427	26.55%	1,356
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	76
2013	19.688406	26.072543	32.43%	454
2012	17.110551	19.688406	15.07%	647
2011	18.290326	17.110551	-6.45%	26,734
2010	14.675013	18.290326	24.64%	973

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.218228	11.352227	23.15%	0
2018	11.264793	9.218228	-18.17%	0
2017	8.253065	11.264793	36.49%	0
2016	7.229138	8.253065	14.16%	0
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.722925	17.197485	9.38%	0
2018	19.133253	15.722925	-17.82%	0
2017	16.867044	19.133253	13.44%	0
2016	16.189921	16.867044	4.18%	0
2015	17.813118	16.189921	-9.11%	0
2014	20.622174	17.813118	-13.62%	130
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
2010	16.402091	17.283520	5.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.040130	8.963875	-0.84%	0
2018	9.125211	9.040130	-0.93%	0
2017	9.209968	9.125211	-0.92%	0
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.711928	11.654854	8.80%	0
2018	11.521867	10.711928	-7.03%	0
2017	10.478819	11.521867	9.95%	0
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.309942	9.847611	5.78%	0
2018*	10.000000	9.309942	-6.90%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.883382	9.067525	2.07%	0
2018	9.629384	8.883382	-7.75%	0
2017	9.554884	9.629384	0.78%	0
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.882615	21.061543	32.61%	0
2018	17.004429	15.882615	-6.60%	0
2017	13.770753	17.004429	23.48%	0
2016	13.886258	13.770753	-0.83%	0
2015	13.638468	13.886258	1.82%	0
2014	12.971739	13.638468	5.14%	0
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.213276	14.843613	21.54%	0
2018	14.216297	12.213276	-14.09%	0
2017	12.755461	14.216297	11.45%	0
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	26.042916	33.276119	27.77%	0
2018	30.942090	26.042916	-15.83%	0
2017	23.349709	30.942090	32.52%	0
2016	24.058317	23.349709	-2.95%	0
2015	23.874655	24.058317	0.77%	0
2014	24.067630	23.874655	-0.80%	0
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
2010	16.585920	18.653577	12.47%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.144069	9.830772	7.51%	0
2018	9.856394	9.144069	-7.23%	0
2017	9.562280	9.856394	3.08%	0
2016	9.257006	9.562280	3.30%	0
2015	9.767096	9.257006	-5.22%	0
2014	9.804185	9.767096	-0.38%	0
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.143983	10.128680	24.37%	0
2018	10.416765	8.143983	-21.82%	0
2017	8.474714	10.416765	22.92%	0
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	20.381320	26.098226	28.05%	0
2018	22.819776	20.381320	-10.69%	0
2017	20.126805	22.819776	13.38%	1,122
2016	18.603051	20.126805	8.19%	1,185
2015	18.562254	18.603051	0.22%	1,243
2014	17.297860	18.562254	7.31%	1,565
2013	13.539266	17.297860	27.76%	3,079
2012	11.945976	13.539266	13.34%	3,001
2011	12.328168	11.945976	-3.10%	3,322
2010	10.950074	12.328168	12.59%	3,757
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	27.815267	34.102163	22.60%	0
2018	31.993179	27.815267	-13.06%	0
2017	28.892886	31.993179	10.73%	0
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	51
2013	18.654335	25.498415	36.69%	5,261
2012	16.310770	18.654335	14.37%	16,007
2011	17.189343	16.310770	-5.11%	33,015
2010	14.370698	17.189343	19.61%	555
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.937818	15.314355	18.37%	0
2018	14.078455	12.937818	-8.10%	0
2017	12.245158	14.078455	14.97%	0
2016	12.928999	12.245158	-5.29%	0
2015	14.512924	12.928999	-10.91%	0
2014	15.761022	14.512924	-7.92%	0
2013	12.958181	15.761022	21.63%	448
2012	11.187039	12.958181	15.83%	448
2011	12.402468	11.187039	-9.80%	448
2010	11.740897	12.402468	5.63%	24,065
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.531899	12.463662	8.08%	0
2018	12.122322	11.531899	-4.87%	0
2017	11.689778	12.122322	3.70%	0
2016	10.350119	11.689778	12.94%	0
2015	11.389199	10.350119	-9.12%	0
2014	11.498254	11.389199	-0.95%	0
2013	10.705396	11.498254	7.41%	4,314
2012*	10.000000	10.705396	7.05%	10,262

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.937071	20.027530	34.08%	0
2018	15.378860	14.937071	-2.87%	0
2017	12.467211	15.378860	23.35%	0
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	599
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	21.184097	25.177360	18.85%	0
2018	21.704194	21.184097	-2.40%	0
2017	18.899897	21.704194	14.84%	0
2016	18.637026	18.899897	1.41%	0
2015	19.095541	18.637026	-2.40%	0
2014	18.150293	19.095541	5.21%	0
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
2010	13.660768	14.356626	5.09%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.276918	9.853786	6.22%	0
2018	9.670050	9.276918	-4.07%	0
2017	9.625113	9.670050	0.47%	0
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	31.925123	42.467101	33.02%	0
2018	32.295093	31.925123	-1.15%	0
2017	25.556324	32.295093	26.37%	0
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	233
2013	17.671304	22.481949	27.22%	233
2012	14.679135	17.671304	20.38%	8,641
2011	16.227666	14.679135	-9.54%	235
2010	15.678938	16.227666	3.50%	1,222
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.442884	30.184350	40.77%	0
2018	21.865453	21.442884	-1.93%	0
2017	15.521570	21.865453	40.87%	0
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	20.039234	24.680231	23.16%	0
2018	24.298065	20.039234	-17.53%	0
2017	19.109080	24.298065	27.15%	0
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	15,890
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
2010	28.490887	34.622541	21.52%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.395435	9.640804	14.83%	0
2018	10.607223	8.395435	-20.85%	0
2017	8.536326	10.607223	24.26%	0
2016	7.270589	8.536326	17.41%	0
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	4,384
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.588869	10.104239	5.37%	0
2018	9.968970	9.588869	-3.81%	0
2017	9.873826	9.968970	0.96%	0
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.743841	20.246350	37.32%	0
2018	15.436236	14.743841	-4.49%	0
2017	12.569598	15.436236	22.81%	1,081
2016	11.884934	12.569598	5.76%	1,127
2015	12.495492	11.884934	-4.89%	1,794
2014	13.897130	12.495492	-10.09%	0
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.477956	29.554136	25.88%	0
2018	26.949526	23.477956	-12.88%	0
2017	23.624819	26.949526	14.07%	0
2016	21.360745	23.624819	10.60%	0
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	231
2013	15.712564	20.709429	31.80%	1,580
2012	13.950544	15.712564	12.63%	2,044
2011	14.418845	13.950544	-3.25%	2,910
2010	13.337878	14.418845	8.10%	3,192
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.747378	7.47%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.752223	19.239062	22.14%	0
2018	17.954770	15.752223	-12.27%	0
2017	14.564225	17.954770	23.28%	866
2016	14.428295	14.564225	0.94%	903
2015	13.961494	14.428295	3.34%	2,331
2014	14.202803	13.961494	-1.70%	5,093
2013	11.448030	14.202803	24.06%	5,418
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	2,257
2010*	10.000000	10.641182	6.41%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.054337	16.354992	35.68%	0
2018	12.332622	12.054337	-2.26%	0
2017	9.903641	12.332622	24.53%	0
2016	9.625801	9.903641	2.89%	0
2015*	10.000000	9.625801	-3.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.949883	11.772646	7.51%	0
2018	11.370623	10.949883	-3.70%	0
2017	11.046100	11.370623	2.94%	0
2016	10.734352	11.046100	2.90%	0
2015	11.136284	10.734352	-3.61%	0
2014	10.651238	11.136284	4.55%	0
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
2010	9.758807	10.136181	3.87%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.867190	20.937550	10.97%	0
2018	20.885143	18.867190	-9.66%	0
2017	19.605698	20.885143	6.53%	0
2016	18.238998	19.605698	7.49%	0
2015	18.987684	18.238998	-3.94%	0
2014	18.985940	18.987684	0.01%	0
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
2010	16.859611	17.984149	6.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.911212	11.075536	24.29%	0
2018	9.954803	8.911212	-10.48%	0
2017	9.099253	9.954803	9.40%	0
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.832057	19.082245	20.53%	0
2018	17.551348	15.832057	-9.80%	0
2017	15.363797	17.551348	14.24%	0
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
2010*	10.000000	11.260644	12.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.898324	16.316795	17.40%	6,565
2018	15.050403	13.898324	-7.65%	8,008
2017	13.370906	15.050403	12.56%	8,617
2016	12.619269	13.370906	5.96%	86,039
2015	12.856279	12.619269	-1.84%	90,231
2014	12.597934	12.856279	2.05%	102,589
2013	10.512811	12.597934	19.83%	107,054
2012	9.347262	10.512811	12.47%	118,986
2011	9.527413	9.347262	-1.89%	130,350
2010	8.750148	9.527413	8.88%	166,035
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.630329	10.201603	5.93%	9,930
2018	10.016813	9.630329	-3.86%	12,414
2017	9.983894	10.016813	0.33%	12,633
2016	10.005496	9.983894	-0.22%	20,384
2015	10.317560	10.005496	-3.02%	20,741
2014	10.111357	10.317560	2.04%	20,588
2013	10.677472	10.111357	-5.30%	21,254
2012	10.466013	10.677472	2.02%	30,237
2011	10.183718	10.466013	2.77%	50,987
2010	9.884887	10.183718	3.02%	65,879
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.369392	20.134844	31.01%	0
2018	17.460016	15.369392	-11.97%	0
2017	13.714330	17.460016	27.31%	753
2016	14.081903	13.714330	-2.61%	800
2015	13.597858	14.081903	3.56%	6,205
2014	13.737430	13.597858	-1.02%	982
2013	10.986318	13.737430	25.04%	1,464
2012	9.258557	10.986318	18.66%	1,575
2011	10.502567	9.258557	-11.84%	1,234
2010	9.707814	10.502567	8.19%	1,238

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.104460	21.660875	26.64%	0
2018	17.716362	17.104460	-3.45%	0
2017	14.260879	17.716362	24.23%	1,254
2016	13.451292	14.260879	6.02%	1,360
2015	13.003065	13.451292	3.45%	1,443
2014	12.379059	13.003065	5.04%	1,927
2013	9.825956	12.379059	25.98%	3,737
2012	8.611134	9.825956	14.11%	2,218
2011	9.294451	8.611134	-7.35%	1,862
2010	8.090090	9.294451	14.89%	6,563
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.331231	17.505425	22.15%	6,452
2018	15.075907	14.331231	-4.94%	7,791
2017	12.719713	15.075907	18.52%	9,039
2016	11.779077	12.719713	7.99%	17,675
2015	11.988163	11.779077	-1.74%	18,464
2014	11.189124	11.988163	7.14%	69,550
2013	8.657138	11.189124	29.25%	26,862
2012	7.608789	8.657138	13.78%	43,388
2011	8.006521	7.608789	-4.97%	74,435
2010	7.422364	8.006521	7.87%	73,085
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.339556	13.093805	6.11%	0
2018	13.001926	12.339556	-5.09%	0
2017	12.578949	13.001926	3.36%	0
2016	11.910382	12.578949	5.61%	0
2015	12.618235	11.910382	-5.61%	0
2014	12.496407	12.618235	0.97%	15,558
2013	13.002609	12.496407	-3.89%	6,410
2012	11.918116	13.002609	9.10%	6,302
2011	11.616056	11.918116	2.60%	6,374
2010	10.806435	11.616056	7.49%	1,547
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.985971	25.907281	23.45%	0
2018	23.334892	20.985971	-10.07%	0
2017	20.397070	23.334892	14.40%	0
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	187
2013	14.105376	18.550540	31.51%	929
2012	12.281047	14.105376	14.85%	1,198
2011	12.964673	12.281047	-5.27%	1,694
2010	11.553343	12.964673	12.22%	7,990

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.443673	10.551138	11.73%	0
2018	10.616668	9.443673	-11.05%	0
2017	9.221629	10.616668	15.13%	0
2016	9.212477	9.221629	0.10%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.991894	10.351774	3.60%	0
2018*	10.000000	9.991894	-0.08%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	16.387904	18.277203	11.53%	0
2018	17.384002	16.387904	-5.73%	0
2017	16.751427	17.384002	3.78%	0
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
2010	12.437783	13.679985	9.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.103539	17.558996	24.50%	0
2018	15.277261	14.103539	-7.68%	0
2017	12.596897	15.277261	21.28%	0
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
2013	8.223614	11.473316	39.52%	4,003
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	15,008
2010	7.519001	8.433093	12.16%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.855918	11.434704	29.12%	0
2018	10.935593	8.855918	-19.02%	0
2017	8.961208	10.935593	22.03%	0
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	553
2013	8.674427	10.208791	17.69%	3,960
2013	8.674427	10.208791	17.69%	3,960
2012	7.725792	8.674427	12.28%	4,766
2011	8.794338	7.725792	-12.15%	5,425
2010	7.949913	8.794338	10.62%	5,773

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.805469	26.092165	25.41%	0
2018	21.467878	20.805469	-3.09%	0
2017	18.366062	21.467878	16.89%	0
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	323
2013	12.572539	15.983452	27.13%	1,815
2012	11.362198	12.572539	10.65%	2,406
2011	11.644800	11.362198	-2.43%	3,127
2010	10.580846	11.644800	10.06%	3,525
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.782604	14.196864	20.49%	0
2018	13.583736	11.782604	-13.26%	0
2017	11.664376	13.583736	16.45%	0
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.282244	12.740657	12.93%	0
2018	12.380933	11.282244	-8.87%	0
2017	11.366648	12.380933	8.92%	0
2016	11.020024	11.366648	3.15%	0
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.739859	13.720866	16.87%	0
2018	13.153361	11.739859	-10.75%	0
2017	11.684297	13.153361	12.57%	0
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	3,663
2010	8.597837	9.392628	9.24%	3,701

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.373042	11.158510	7.57%	0
2018	10.959062	10.373042	-5.35%	0
2017	10.599860	10.959062	3.39%	0
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
2010	9.862495	10.238350	3.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.249825	11.342996	10.67%	0
2018	11.342191	10.249825	-9.63%	0
2017	10.166707	11.342191	11.56%	0
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.518740	11.800331	12.18%	0
2018	11.647376	10.518740	-9.69%	0
2017	10.172106	11.647376	14.50%	0
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.558950	13.273938	14.84%	0
2018	12.801049	11.558950	-9.70%	1,895
2017	11.554588	12.801049	10.79%	1,995
2016	11.136019	11.554588	3.76%	1,995
2015	11.580288	11.136019	-3.84%	2,107
2014	11.393201	11.580288	1.64%	2,219
2013	9.949779	11.393201	14.51%	2,334
2012	9.110139	9.949779	9.22%	2,451
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.738447	13.946345	18.81%	0
2018	13.347052	11.738447	-12.05%	0
2017	11.629035	13.347052	14.77%	6,977
2016	11.118998	11.629035	4.59%	6,977
2015	11.614469	11.118998	-4.27%	6,977
2014	11.427758	11.614469	1.63%	6,977
2013	9.460189	11.427758	20.80%	6,977
2012	8.494343	9.460189	11.37%	6,977
2011	9.166812	8.494343	-7.34%	6,977
2010	8.322823	9.166812	10.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.065208	12.293629	11.10%	0
2018	11.955261	11.065208	-7.44%	0
2017	11.192214	11.955261	6.82%	0
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
2010	9.396894	9.959026	5.98%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.231383	13.373433	9.34%	0
2018	14.928047	12.231383	-18.06%	0
2017	12.513765	14.928047	19.29%	1,063
2016	12.731319	12.513765	-1.71%	1,122
2015	13.630211	12.731319	-6.59%	1,057
2014	15.266787	13.630211	-10.72%	1,350
2013	13.078392	15.266787	16.73%	2,642
2012	11.254156	13.078392	16.21%	2,599
2011	13.220877	11.254156	-14.88%	2,756
2010	12.789798	13.220877	3.37%	2,877
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.706971	11.312368	5.65%	0
2018	11.093456	10.706971	-3.48%	0
2017	10.954271	11.093456	1.27%	0
2016	10.731772	10.954271	2.07%	0
2015	11.139016	10.731772	-3.66%	0
2014	10.947658	11.139016	1.75%	314
2013	11.508013	10.947658	-4.87%	2,506
2012	11.016021	11.508013	4.47%	2,518
2011	10.666995	11.016021	3.27%	3,057
2010	10.277594	10.666995	3.79%	3,315

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.326635	12.065751	6.53%	0
2018	11.826647	11.326635	-4.23%	0
2017	11.724704	11.826647	0.87%	0
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.297833	11.988037	16.41%	0
2018	11.797965	10.297833	-12.72%	0
2017	10.295422	11.797965	14.59%	0
2016	9.508368	10.295422	8.28%	0
2015	10.101429	9.508368	-5.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.953144	11.368827	14.22%	0
2018	11.110194	9.953144	-10.41%	0
2017	10.040458	11.110194	10.65%	0
2016	9.496130	10.040458	5.73%	0
2015	9.944909	9.496130	-4.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	23.174907	27.631627	19.23%	0
2018	28.959710	23.174907	-19.98%	0
2017	21.095014	28.959710	37.28%	0
2016	20.190887	21.095014	4.48%	0
2015	24.798604	20.190887	-18.58%	0
2014	27.064117	24.798604	-8.37%	15,630
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
2010	28.763022	32.407495	12.67%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.043603	10.374547	3.30%	0
2018	10.339504	10.043603	-2.86%	0
2017	10.419336	10.339504	-0.77%	0
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	386
2013	11.560693	10.781225	-6.74%	3,553
2012	11.541747	11.560693	0.16%	5,395
2011	11.070092	11.541747	4.26%	3,764
2010	10.869202	11.070092	1.85%	5,290

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.541885	7.461305	-1.07%	0
2018	7.653907	7.541885	-1.46%	0
2017	7.840732	7.653907	-2.38%	0
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	7,195
2014	8.536715	8.297687	-2.80%	90
2013	8.782623	8.536715	-2.80%	1,808
2012	9.036319	8.782623	-2.81%	3,848
2011	9.295895	9.036319	-2.79%	2,078
2010	9.563664	9.295895	-2.80%	14,169
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.595154	8.778788	15.58%	0
2018	9.173144	7.595154	-17.20%	0
2017	7.425949	9.173144	23.53%	0
2016	7.591160	7.425949	-2.18%	0
2015	8.069825	7.591160	-5.93%	0
2014	8.362511	8.069825	-3.50%	0
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
2010	6.799997	7.469257	9.84%	4,227
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.149855	9.601250	17.81%	0
2018	9.765630	8.149855	-16.55%	0
2017	8.071918	9.765630	20.98%	0
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.048871	24.112395	20.27%	0
2018	22.634105	20.048871	-11.42%	0
2017	19.660670	22.634105	15.12%	0
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
2010	12.978088	14.460437	11.42%	4,108

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.268902	15.997165	12.11%	0
2018	15.430631	14.268902	-7.53%	0
2017	14.283888	15.430631	8.03%	0
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	14,310
2014	14.013733	14.245924	1.66%	15,179
2013	12.711006	14.013733	10.25%	16,102
2012	11.955849	12.711006	6.32%	7,145
2011	12.191626	11.955849	-1.93%	7,145
2010	11.421675	12.191626	6.74%	7,145
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.715906	19.487846	16.58%	0
2018	18.390240	16.715906	-9.10%	0
2017	16.478180	18.390240	11.60%	0
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.421778	12.160345	6.47%	0
2018	11.968491	11.421778	-4.57%	0
2017	11.650222	11.968491	2.73%	0
2016	11.494770	11.650222	1.35%	0
2015	11.794682	11.494770	-2.54%	6,768
2014	11.680051	11.794682	0.98%	0
2013	11.462657	11.680051	1.90%	0
2012	11.213319	11.462657	2.22%	18,546
2011	11.207072	11.213319	0.06%	21,689
2010	10.888225	11.207072	2.93%	21,689
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.324715	11.340112	9.83%	0
2018	11.257151	10.324715	-8.28%	0
2017	10.155527	11.257151	10.85%	0
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.600018	11.874323	12.02%	0
2018	11.610056	10.600018	-8.70%	0
2017	10.211311	11.610056	13.70%	0
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.968030	18.275195	14.45%	2,473
2018	17.420168	15.968030	-8.34%	1,383
2017	15.869077	17.420168	9.77%	1,456
2016	15.236554	15.869077	4.15%	1,456
2015	15.728144	15.236554	-3.13%	2,295
2014	15.384138	15.728144	2.24%	2,445
2013	13.570711	15.384138	13.36%	9,065
2012	12.600222	13.570711	7.70%	17,746
2011	12.967653	12.600222	-2.83%	17,692
2010	12.028259	12.967653	7.81%	18,978
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.421601	21.814396	18.42%	0
2018	20.542703	18.421601	-10.33%	0
2017	18.111804	20.542703	13.42%	0
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	671
2014	17.447894	17.800016	2.02%	738
2013	14.667970	17.447894	18.95%	802
2012	13.266031	14.667970	10.57%	893
2011	13.943954	13.266031	-4.86%	2,480
2010	12.713633	13.943954	9.68%	10,637
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.728427	15.143273	10.31%	0
2018	14.673779	13.728427	-6.44%	0
2017	13.822035	14.673779	6.16%	0
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	9,091
2011	12.152968	12.057119	-0.79%	12,725
2010	11.521651	12.152968	5.48%	12,735
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.366943	3.67%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.664689	6.65%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.401608	19.494302	26.57%	0
2018	16.397314	15.401608	-6.07%	0
2017	12.987504	16.397314	26.25%	0
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	146
2013	9.342327	12.205975	30.65%	948
2012	8.276240	9.342327	12.88%	1,201
2011	8.798578	8.276240	-5.94%	54,457
2010	7.846692	8.798578	12.13%	1,979
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.463811	12.100275	15.64%	0
2018	11.312295	10.463811	-7.50%	0
2017	9.899476	11.312295	14.27%	0
2016	9.381897	9.899476	5.52%	0
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.743149	13.923587	18.57%	0
2018	12.402771	11.743149	-5.32%	0
2017	10.484178	12.402771	18.30%	0
2016	9.800798	10.484178	6.97%	0
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.890612	33.226111	33.49%	0
2018	26.012615	24.890612	-4.31%	0
2017	21.059052	26.012615	23.52%	0
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	179
2013	14.721296	19.501541	32.47%	1,643
2012	12.790097	14.721296	15.10%	2,031
2011	13.494469	12.790097	-5.22%	4,246
2010	12.793346	13.494469	5.48%	25,827
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.816384	25.632547	23.14%	0
2018	23.660353	20.816384	-12.02%	0
2017	22.445897	23.660353	5.41%	0
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	2,651
2013	14.717743	18.836864	27.99%	5,310
2012	13.231330	14.717743	11.23%	3,017
2011	13.545816	13.231330	-2.32%	8,757
2010	12.315993	13.545816	9.99%	4,136

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	28.512359	34.823165	22.13%	0
2018	33.107800	28.512359	-13.88%	0
2017	29.416796	33.107800	12.55%	0
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	4,007
2010	14.550676	17.849576	22.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.872087	13.415746	13.00%	0
2018	14.778104	11.872087	-19.66%	0
2017	12.406597	14.778104	19.11%	0
2016	12.157400	12.406597	2.05%	0
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	16,074
2013	12.792227	15.051552	17.66%	0
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
2010	13.445595	13.839832	2.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.516293	15.219353	21.60%	0
2018	14.601034	12.516293	-14.28%	0
2017	13.134034	14.601034	11.17%	0
2016	11.643087	13.134034	12.81%	0
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	4,215
2011	8.454273	7.717276	-8.72%	100
2010	7.714365	8.454273	9.59%	100
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.871292	19.105682	20.38%	0
2018	18.805218	15.871292	-15.60%	0
2017	16.993522	18.805218	10.66%	0
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	10,038
2013	10.498746	13.845848	31.88%	12,638
2012	9.284300	10.498746	13.08%	1,876
2011	9.778223	9.284300	-5.05%	2,454
2010	8.408810	9.778223	16.29%	2,855

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	19.435635	25.574795	31.59%	0
2018	21.789290	19.435635	-10.80%	0
2017	17.982792	21.789290	21.17%	0
2016	17.119811	17.982792	5.04%	0
2015	17.520256	17.119811	-2.29%	0
2014	17.578827	17.520256	-0.33%	0
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	17,017
2011	11.860237	11.429486	-3.63%	8,984
2010	9.753071	11.860237	21.61%	2,700
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	24.308262	28.043936	15.37%	0
2018	30.180901	24.308262	-19.46%	0
2017	28.548811	30.180901	5.72%	0
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	5,979
2011	16.910688	15.541609	-8.10%	0
2010	13.755613	16.910688	22.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.763517	30.172910	21.84%	0
2018	29.233041	24.763517	-15.29%	0
2017	26.566098	29.233041	10.04%	0
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
2013	17.514474	23.928023	36.62%	446
2012	15.638863	17.514474	11.99%	510
2011	17.079707	15.638863	-8.44%	566
2010	14.059268	17.079707	21.48%	536
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.912534	18.270497	22.52%	0
2018	16.302438	14.912534	-8.53%	0
2017	14.168681	16.302438	15.06%	0
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	372
2013	9.453792	12.731911	34.68%	27,762
2012	8.732701	9.453792	8.26%	3,119
2011	9.287067	8.732701	-5.97%	4,055
2010	7.732444	9.287067	20.11%	4,574

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.761672	14.913051	26.79%	0
2018	12.614290	11.761672	-6.76%	0
2017	12.225488	12.614290	3.18%	0
2016	11.734323	12.225488	4.19%	0
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	7,963
2013	10.254766	10.236747	-0.18%	5,661
2012	9.128453	10.254766	12.34%	7,584
2011	8.847693	9.128453	3.17%	5,752
2010	7.011351	8.847693	26.19%	38,547
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.731616	18.735220	27.18%	0
2018	15.935071	14.731616	-7.55%	0
2017	13.522520	15.935071	17.84%	7,241
2016	12.487782	13.522520	8.29%	7,550
2015	12.727521	12.487782	-1.88%	8,481
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.891625	8.995918	1.17%	0
2018	9.074752	8.891625	-2.02%	0
2017	9.190313	9.074752	-1.26%	0
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	183
2013	10.019151	9.748868	-2.70%	1,204
2012	9.957657	10.019151	0.62%	3,142
2011	10.112451	9.957657	-1.53%	1,663
2010	10.157941	10.112451	-0.45%	2,119
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.135016	15.954018	21.46%	0
2018	15.245068	13.135016	-13.84%	0
2017	13.735105	15.245068	10.99%	561
2016	11.689805	13.735105	17.50%	605
2015	12.643898	11.689805	-7.55%	642
2014	12.441855	12.643898	1.62%	658
2013*	10.000000	12.441855	24.42%	628

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.641302	19.473948	33.01%	0
2018	16.208025	14.641302	-9.67%	0
2017	13.074863	16.208025	23.96%	0
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	323
2013	9.639645	12.987247	34.73%	2,045
2012	8.651068	9.639645	11.43%	2,880
2011	9.314391	8.651068	-7.12%	3,959
2010	7.576931	9.314391	22.93%	5,811
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	27.840282	35.850475	28.77%	0
2018	30.657820	27.840282	-9.19%	0
2017	25.319038	30.657820	21.09%	0
2016	25.005713	25.319038	1.25%	0
2015	25.472734	25.005713	-1.83%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.190543	8.254726	0.78%	0
2018	8.342623	8.190543	-1.82%	0
2017	8.506483	8.342623	-1.93%	0
2016	8.645441	8.506483	-1.61%	0
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	126,361
2012	9.130470	9.282843	1.67%	2,508
2011	9.365725	9.130470	-2.51%	2,975
2010	9.151815	9.365725	2.34%	3,099
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.908135	28.030584	22.36%	0
2018	25.003686	22.908135	-8.38%	0
2017	21.718972	25.003686	15.12%	0
2016	20.337167	21.718972	6.79%	0
2015	21.020485	20.337167	-3.25%	0
2014	19.591962	21.020485	7.29%	0
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
2010	12.070405	14.414301	19.42%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.803470	10.648048	8.62%	0
2018	10.668615	9.803470	-8.11%	0
2017	9.679949	10.668615	10.21%	0
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.898298	11.030880	11.44%	0
2018	10.701400	9.898298	-7.50%	0
2017	10.028052	10.701400	6.71%	0
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.887496	10.275470	3.92%	0
2018	10.605935	9.887496	-6.77%	0
2017	9.852929	10.605935	7.64%	0
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.767169	9.866204	1.01%	0
2018	10.026320	9.767169	-2.58%	0
2017	10.186790	10.026320	-1.58%	1,393
2016	10.344440	10.186790	-1.52%	1,243
2015	10.620254	10.344440	-2.60%	1,167
2014	10.845035	10.620254	-2.07%	1,395
2013	11.183414	10.845035	-3.03%	2,248
2012	10.880780	11.183414	2.78%	106,621
2011	11.081664	10.880780	-1.81%	60,581
2010	10.838809	11.081664	2.24%	51,909
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.814223	9.796632	-0.18%	0
2018	9.956419	9.814223	-1.43%	0
2017	10.011643	9.956419	-0.55%	0
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.721513	10.228619	5.22%	0
2018	10.067043	9.721513	-3.43%	0
2017	9.880298	10.067043	1.89%	21,814
2016	9.908150	9.880298	-0.28%	22,349
2015	10.159470	9.908150	-2.47%	2,432
2014	10.033962	10.159470	1.25%	2,476
2013	10.539384	10.033962	-4.80%	2,419
2012	9.902970	10.539384	6.43%	2,213
2011*	10.000000	9.902970	-0.97%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.916618	12.569752	26.75%	0
2018	11.150513	9.916618	-11.07%	0
2017*	10.000000	11.150513	11.51%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.001810	17.281297	32.91%	0
2018	13.067541	13.001810	-0.50%	0
2017	10.269137	13.067541	27.25%	0
2016*	10.000000	10.269137	2.69%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.754296	16.732002	21.65%	0
2018	17.497498	13.754296	-21.39%	0
2017	14.220103	17.497498	23.05%	0
2016	14.996571	14.220103	-5.18%	0
2015	15.407054	14.996571	-2.66%	0
2014	17.003468	15.407054	-9.39%	0
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
2010	13.348752	14.276238	6.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.627348	38.292914	25.03%	0
2018	31.247083	30.627348	-1.98%	0
2017	25.249518	31.247083	23.75%	728
2016	29.092509	25.249518	-13.21%	759
2015	26.611947	29.092509	9.32%	784
2014	20.863569	26.611947	27.55%	15,675
2013	14.260594	20.863569	46.30%	6,390
2012	11.200190	14.260594	27.32%	34,261
2011	10.438042	11.200190	7.30%	1,606
2010*	10.000000	10.438042	4.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.780461	5.183125	8.42%	0
2018	6.872416	4.780461	-30.44%	0
2017	7.211989	6.872416	-4.71%	0
2016	5.173250	7.211989	39.41%	0
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.899642	5.327724	8.74%	0
2018	7.029509	4.899642	-30.30%	0
2017	7.356324	7.029509	-4.44%	0
2016	5.265872	7.356324	39.70%	0
2015	8.140753	5.265872	-35.31%	0
2014	10.353549	8.140753	-21.37%	0
2013	9.636679	10.353549	7.44%	5,955
2012*	10.000000	9.636679	-3.63%	6,995
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.684571	6.85%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.350664	29.545580	21.33%	0
2018	24.732619	24.350664	-1.54%	0
2017	20.215442	24.732619	22.35%	0
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0
2010	12.253392	15.099441	23.23%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.647883	11.921021	11.96%	0
2018	11.831401	10.647883	-10.00%	0
2017	10.651755	11.831401	11.07%	0
2016	10.606335	10.651755	0.43%	0
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
2013	10.047648	10.926177	8.74%	0
2012*	10.000000	10.047648	0.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.874854	25.068417	20.09%	0
2018	22.824959	20.874854	-8.54%	0
2017	19.808526	22.824959	15.23%	0
2016	18.355889	19.808526	7.91%	0
2015	18.628607	18.355889	-1.46%	0
2014	17.545076	18.628607	6.18%	0
2013	13.417858	17.545076	30.76%	0
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
2010	10.431715	11.431740	9.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.578083	8.598180	13.46%	0
2018*	10.000000	7.578083	-24.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.286180	31.784425	16.49%	0
2018	33.164317	27.286180	-17.72%	0
2017	30.247427	33.164317	9.64%	0
2016	24.947107	30.247427	21.25%	0
2015	27.229607	24.947107	-8.38%	0
2014	25.726932	27.229607	5.84%	0
2013	19.240120	25.726932	33.72%	0
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
2010	15.311951	18.831477	22.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.545808	11.157348	5.80%	0
2018	11.171831	10.545808	-5.60%	0
2017	11.091400	11.171831	0.73%	0
2016	10.936072	11.091400	1.42%	0
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
2013	12.935243	11.500928	-11.09%	0
2012	12.399799	12.935243	4.32%	0
2011	11.421046	12.399799	8.57%	0
2010	11.183523	11.421046	2.12%	2

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	20.224024	24.313704	20.22%	0
2018	22.434701	20.224024	-9.85%	0
2017	19.194685	22.434701	16.88%	0
2016	17.452425	19.194685	9.98%	0
2015	19.100791	17.452425	-8.63%	0
2014	17.502713	19.100791	9.13%	0
2013	13.297445	17.502713	31.62%	0
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
2010	10.818814	11.967587	10.62%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.240129	26.617635	25.32%	0
2018	25.123626	21.240129	-15.46%	0
2017	23.198135	25.123626	8.30%	0
2016	19.456527	23.198135	19.23%	0
2015	20.348797	19.456527	-4.38%	0
2014	18.019510	20.348797	12.93%	0
2013	14.278533	18.019510	26.20%	0
2012	12.646237	14.278533	12.91%	0
2011	13.127160	12.646237	-3.66%	0
2010	11.356813	13.127160	15.59%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.813705	10.950997	11.59%	0
2018	10.403710	9.813705	-5.67%	0
2017	10.000207	10.403710	4.03%	0
2016	9.123264	10.000207	9.61%	0
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.329726	9.892915	6.04%	0
2018	9.674736	9.329726	-3.57%	0
2017	9.648414	9.674736	0.27%	0
2016	9.692328	9.648414	-0.45%	0
2015*	10.000000	9.692328	-3.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.092182	13.735358	23.83%	0
2018	12.334268	11.092182	-10.07%	0
2017	10.897864	12.334268	13.18%	0
2016	9.664562	10.897864	12.76%	0
2015*	10.000000	9.664562	-3.35%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.489505	15.431974	14.40%	0
2018	15.026389	13.489505	-10.23%	0
2017	13.601351	15.026389	10.48%	0
2016	13.486078	13.601351	0.85%	0
2015	14.022151	13.486078	-3.82%	0
2014	14.159939	14.022151	-0.97%	0
2013	12.738832	14.159939	11.16%	0
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
2010	11.945147	12.737670	6.63%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.455075	12.173793	16.44%	0
2018	12.766176	10.455075	-18.10%	0
2017	11.421645	12.766176	11.77%	0
2016	10.204450	11.421645	11.93%	0
2015	10.774972	10.204450	-5.29%	0
2014*	10.000000	10.774972	7.75%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.026309	35.650283	18.73%	0
2018	33.960723	30.026309	-11.59%	0
2017	31.096970	33.960723	9.21%	0
2016	25.457008	31.096970	22.15%	0
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
2013	19.216619	26.270556	36.71%	111
2012	17.091152	19.216619	12.44%	126
2011	17.493101	17.091152	-2.30%	143
2010	14.309916	17.493101	22.24%	139
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	22.238723	28.168773	26.67%	0
2018	24.063163	22.238723	-7.58%	0
2017	20.432548	24.063163	17.77%	0
2016	18.871137	20.432548	8.27%	0
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
2013	13.696965	17.525788	27.95%	0
2012	12.210229	13.696965	12.18%	0
2011	12.367268	12.210229	-1.27%	253
2010	11.114131	12.367268	11.28%	253

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.362634	25.501601	31.71%	0
2018	21.458202	19.362634	-9.77%	0
2017	17.388929	21.458202	23.40%	0
2016	16.628230	17.388929	4.57%	0
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
2013	14.307877	16.795122	17.38%	0
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
2010	11.325203	12.658021	11.77%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	16.003279	18.888495	18.03%	0
2018	20.413036	16.003279	-21.60%	0
2017	16.892980	20.413036	20.84%	0
2016	14.887578	16.892980	13.47%	0
2015	15.720917	14.887578	-5.30%	0
2014	15.971149	15.720917	-1.57%	0
2013	11.091185	15.971149	44.00%	0
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
2010	8.948211	11.372495	27.09%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.418986	10.662529	13.20%	0
2018	10.100763	9.418986	-6.75%	0
2017*	10.000000	10.100763	1.01%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.593285	15.625787	24.08%	0
2018	15.610016	12.593285	-19.33%	0
2017	14.376208	15.610016	8.58%	0
2016	11.287750	14.376208	27.36%	0
2015	12.421712	11.287750	-9.13%	0
2014	12.105982	12.421712	2.61%	0
2013*	10.000000	12.105982	21.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.739154	10.131367	4.03%	0
2018	10.035068	9.739154	-2.95%	0
2017	9.984909	10.035068	0.50%	0
2016	9.433136	9.984909	5.85%	0
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.001073	10.486092	16.50%	0
2018*	10.000000	9.001073	-9.99%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.943059	11.606040	6.06%	0
2018	11.354840	10.943059	-3.63%	0
2017	11.264648	11.354840	0.80%	0
2016	11.198670	11.264648	0.59%	0
2015	11.578089	11.198670	-3.28%	0
2014	11.513297	11.578089	0.56%	0
2013	11.762793	11.513297	-2.12%	0
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0
2010	10.613478	11.165039	5.20%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.158082	10.239380	25.51%	0
2018*	10.000000	8.158082	-18.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.362776	15.026633	12.45%	0
2018	14.369435	13.362776	-7.01%	0
2017	13.111783	14.369435	9.59%	0
2016	12.824590	13.111783	2.24%	0
2015	13.271241	12.824590	-3.37%	0
2014	13.108541	13.271241	1.24%	0
2013	11.920013	13.108541	9.97%	0
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
2010	10.396182	11.367225	9.34%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.095826	16.416423	16.46%	0
2018	15.450866	14.095826	-8.77%	0
2017	13.678504	15.450866	12.96%	0
2016	13.306502	13.678504	2.80%	0
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
2013	12.053994	13.541487	12.34%	0
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	305
2010	10.297100	11.437291	11.07%	305
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.018983	18.109250	20.58%	0
2018	16.816731	15.018983	-10.69%	0
2017	14.340762	16.816731	17.27%	0
2016	13.875833	14.340762	3.35%	0
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
2013	11.963496	14.110938	17.95%	0
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
2010	10.059017	11.325483	12.59%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.813776	13.039110	20.58%	0
2018	11.650246	10.813776	-7.18%	0
2017	10.326658	11.650246	12.82%	0
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.710199	32.789327	27.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.313546	11.004049	6.70%	0
2018	14.113736	10.313546	-26.93%	0
2017	14.941271	14.113736	-5.54%	0
2016	11.518918	14.941271	29.71%	0
2015	14.962068	11.518918	-23.01%	0
2014	17.655476	14.962068	-15.26%	0
2013	14.638652	17.655476	20.61%	0
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
2010	13.494346	15.621597	15.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.658289	23.040243	23.49%	0
2018	21.001985	18.658289	-11.16%	0
2017	19.188768	21.001985	9.45%	0
2016	16.778652	19.188768	14.36%	0
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
2013	13.780359	17.113328	24.19%	0
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0
2010	11.099780	12.392324	11.64%	13
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.137656	14.031828	25.99%	0
2018	12.627107	11.137656	-11.80%	0
2017	11.144978	12.627107	13.30%	0
2016*	10.000000	11.144978	11.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.427380	31.794426	30.16%	0
2018	25.257414	24.427380	-3.29%	0
2017	19.282300	25.257414	30.99%	0
2016	19.737859	19.282300	-2.31%	0
2015	19.004730	19.737859	3.86%	0
2014	17.621578	19.004730	7.85%	0
2013	13.336874	17.621578	32.13%	0
2012	12.000554	13.336874	11.14%	0
2011	12.355870	12.000554	-2.88%	0
2010	10.267845	12.355870	20.34%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.181994	11.884968	6.29%	0
2018	11.603209	11.181994	-3.63%	0
2017	11.484189	11.603209	1.04%	0
2016	11.313537	11.484189	1.51%	0
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
2013	12.031386	11.446764	-4.86%	1,595
2012	11.728008	12.031386	2.59%	1,357
2011	11.277651	11.728008	3.99%	1,179
2010	10.793726	11.277651	4.48%	1,290
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	30.800709	36.856805	19.66%	0
2018	37.206320	30.800709	-17.22%	0
2017	31.769728	37.206320	17.11%	0
2016	29.215641	31.769728	8.74%	0
2015	30.570788	29.215641	-4.43%	0
2014	29.677652	30.570788	3.01%	0
2013	22.483110	29.677652	32.00%	0
2012	20.202239	22.483110	11.29%	603
2011	23.325437	20.202239	-13.39%	826
2010	18.673602	23.325437	24.91%	980
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.682093	21.902429	23.87%	0
2018	21.430980	17.682093	-17.49%	0
2017	16.968921	21.430980	26.30%	0
2016	18.436690	16.968921	-7.96%	0
2015	18.372052	18.436690	0.35%	0
2014	20.622203	18.372052	-10.91%	0
2013	16.307363	20.622203	26.46%	0
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
2010	15.841322	17.364785	9.62%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.805767	28.408170	30.28%	0
2018	27.210966	21.805767	-19.86%	0
2017	23.518107	27.210966	15.70%	0
2016	22.152214	23.518107	6.17%	0
2015	23.553679	22.152214	-5.95%	0
2014	22.762183	23.553679	3.48%	0
2013	17.997234	22.762183	26.48%	0
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0
2010	13.441636	16.498413	22.74%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.900457	12.692900	16.44%	0
2018	12.420589	10.900457	-12.24%	0
2017	11.416322	12.420589	8.80%	0
2016	10.381873	11.416322	9.96%	0
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
2013	9.483976	11.404023	20.25%	0
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
2010	8.261511	8.849217	7.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.260285	14.951195	12.75%	0
2018	14.265528	13.260285	-7.05%	0
2017	13.387752	14.265528	6.56%	0
2016	12.084632	13.387752	10.78%	0
2015	13.383363	12.084632	-9.70%	0
2014	13.168160	13.383363	1.63%	0
2013	11.895920	13.168160	10.69%	0
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0
2010	9.983182	10.927970	9.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.580895	28.350134	25.55%	0
2018	24.490169	22.580895	-7.80%	0
2017	20.907878	24.490169	17.13%	0
2016	18.544451	20.907878	12.74%	0
2015	19.811233	18.544451	-6.39%	0
2014	18.756282	19.811233	5.62%	0
2013	14.886544	18.756282	25.99%	0
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
2010	11.339104	13.290421	17.21%	13
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.230922	32.197829	22.75%	0
2018	30.996574	26.230922	-15.37%	0
2017	28.832064	30.996574	7.51%	0
2016	22.794135	28.832064	26.49%	0
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
2013	19.590759	25.929887	32.36%	235
2012	17.034455	19.590759	15.01%	277
2011	18.218332	17.034455	-6.50%	312
2010	14.624764	18.218332	24.57%	287

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.196106	11.319169	23.09%	0
2018	11.243566	9.196106	-18.21%	0
2017	8.241734	11.243566	36.42%	0
2016	7.222913	8.241734	14.11%	0
2015	9.247957	7.222913	-21.90%	0
2014*	10.000000	9.247957	-7.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.596669	17.050613	9.32%	0
2018	18.989438	15.596669	-17.87%	0
2017	16.748849	18.989438	13.38%	0
2016	16.084719	16.748849	4.13%	0
2015	17.706473	16.084719	-9.16%	0
2014	20.509280	17.706473	-13.67%	0
2013	17.167175	20.509280	19.47%	0
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0
2010	16.345908	17.215457	5.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.018406	8.937736	-0.89%	0
2018	9.107997	9.018406	-0.98%	0
2017	9.197329	9.107997	-0.97%	0
2016	9.196152	9.197329	0.01%	0
2015	9.891841	9.196152	-7.03%	0
2014*	10.000000	9.891841	-1.08%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.675250	11.608977	8.75%	0
2018	11.488353	10.675250	-7.08%	0
2017	10.453696	11.488353	9.90%	0
2016	10.312188	10.453696	1.37%	0
2015	11.270417	10.312188	-8.50%	0
2014	11.160699	11.270417	0.98%	0
2013	10.115661	11.160699	10.33%	0
2012*	10.000000	10.115661	1.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.306730	9.839157	5.72%	0
2018*	10.000000	9.306730	-6.93%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.857530	9.036496	2.02%	0
2018	9.606329	8.857530	-7.79%	0
2017	9.536887	9.606329	0.73%	0
2016	9.863589	9.536887	-3.31%	0
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0
2013*	10.000000	9.804241	-1.96%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.828127	20.978493	32.54%	0
2018	16.954882	15.828127	-6.65%	0
2017	13.737675	16.954882	23.42%	0
2016	13.860009	13.737675	-0.88%	0
2015	13.619691	13.860009	1.76%	0
2014	12.960546	13.619691	5.09%	0
2013	9.542897	12.960546	35.81%	0
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.171454	14.785169	21.47%	0
2018	14.174949	12.171454	-14.13%	0
2017	12.724891	14.174949	11.40%	0
2016	11.573727	12.724891	9.95%	0
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
2013	9.854172	12.298480	24.80%	0
2012*	10.000000	9.854172	-1.46%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	25.833790	32.991929	27.71%	0
2018	30.709535	25.833790	-15.88%	0
2017	23.186096	30.709535	32.45%	0
2016	23.901995	23.186096	-3.00%	0
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
2013	19.401111	23.935879	23.37%	0
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
2010	16.529090	18.580115	12.41%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.115042	9.794524	7.45%	0
2018	9.830196	9.115042	-7.28%	0
2017	9.541758	9.830196	3.02%	0
2016	9.241879	9.541758	3.24%	0
2015	9.756156	9.241879	-5.27%	0
2014	9.798241	9.756156	-0.43%	0
2013	10.122851	9.798241	-3.21%	0
2012*	10.000000	10.122851	1.23%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.124447	10.099192	24.31%	0
2018	10.397169	8.124447	-21.86%	0
2017	8.463102	10.397169	22.85%	0
2016	8.953816	8.463102	-5.48%	0
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	20.217671	25.875374	27.98%	0
2018	22.648271	20.217671	-10.73%	0
2017	19.985789	22.648271	13.32%	0
2016	18.482182	19.985789	8.14%	0
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
2013	13.472080	17.203163	27.69%	975
2012	11.892824	13.472080	13.28%	1,004
2011	12.279621	11.892824	-3.15%	1,610
2010	10.912562	12.279621	12.53%	1,595
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	27.591955	33.810979	22.54%	0
2018	31.752769	27.591955	-13.10%	0
2017	28.690481	31.752769	10.67%	0
2016	25.094807	28.690481	14.33%	0
2015	27.507402	25.094807	-8.77%	0
2014	25.358854	27.507402	8.47%	0
2013	18.561774	25.358854	36.62%	0
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
2010	14.321482	17.121673	19.55%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.873609	15.230506	18.31%	0
2018	14.015839	12.873609	-8.15%	0
2017	12.196952	14.015839	14.91%	0
2016	12.884716	12.196952	-5.34%	0
2015	14.470666	12.884716	-10.96%	0
2014	15.723221	14.470666	-7.97%	0
2013	12.933754	15.723221	21.57%	0
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
2010	11.736860	12.391829	5.58%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.492412	12.414599	8.02%	0
2018	12.087074	11.492412	-4.92%	0
2017	11.661776	12.087074	3.65%	0
2016	10.330624	11.661776	12.89%	0
2015	11.373597	10.330624	-9.17%	0
2014	11.488410	11.373597	-1.00%	0
2013	10.701726	11.488410	7.35%	0
2012*	10.000000	10.701726	7.02%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.885926	19.948702	34.01%	0
2018	15.334137	14.885926	-2.92%	0
2017	12.437322	15.334137	23.29%	0
2016	12.063433	12.437322	3.10%	0
2015	13.179193	12.063433	-8.47%	0
2014	12.576162	13.179193	4.80%	0
2013	9.962370	12.576162	26.24%	0
2012*	10.000000	9.962370	-0.38%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	21.014043	24.962410	18.79%	0
2018	21.541116	21.014043	-2.45%	0
2017	18.767521	21.541116	14.78%	0
2016	18.515978	18.767521	1.36%	0
2015	18.981274	18.515978	-2.45%	0
2014	18.050970	18.981274	5.15%	0
2013	15.509102	18.050970	16.39%	0
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
2010	13.613999	14.300124	5.04%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.259437	9.830157	6.16%	0
2018	9.656818	9.259437	-4.12%	0
2017	9.616868	9.656818	0.42%	0
2016	9.683067	9.616868	-0.68%	0
2015*	10.000000	9.683067	-3.17%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	31.668754	42.104415	32.95%	0
2018	32.052339	31.668754	-1.20%	0
2017	25.377233	32.052339	26.30%	0
2016	25.621949	25.377233	-0.96%	0
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0
2013	17.583572	22.358839	27.16%	0
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	201
2010	15.625200	16.163735	3.45%	201
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.369405	30.065451	40.69%	0
2018	21.801806	21.369405	-1.98%	0
2017	15.484318	21.801806	40.80%	0
2016	13.998188	15.484318	10.62%	0
2015	13.769177	13.998188	1.66%	0
2014	12.961465	13.769177	6.23%	0
2013	9.854009	12.961465	31.53%	0
2012*	10.000000	9.854009	-1.46%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.878281	24.469413	23.10%	0
2018	24.115398	19.878281	-17.57%	0
2017	18.975150	24.115398	27.09%	0
2016	20.934619	18.975150	-9.36%	0
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
2013	24.924190	27.672179	11.03%	0
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
2010	28.393303	34.486224	21.46%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.375293	9.612732	14.77%	0
2018	10.587259	8.375293	-20.89%	0
2017	8.524629	10.587259	24.20%	0
2016	7.264344	8.524629	17.35%	0
2015	9.353698	7.264344	-22.34%	0
2014*	10.000000	9.353698	-6.46%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.575739	10.085216	5.32%	0
2018	9.960481	9.575739	-3.86%	0
2017	9.870473	9.960481	0.91%	0
2016*	10.000000	9.870473	-1.30%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.693364	20.166656	37.25%	0
2018	15.391353	14.693364	-4.53%	0
2017	12.539476	15.391353	22.74%	0
2016	11.862540	12.539476	5.71%	0
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0
2013	10.120669	13.885236	37.20%	0
2012*	10.000000	10.120669	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.289455	29.301761	25.82%	0
2018	26.746993	23.289455	-12.93%	0
2017	23.459287	26.746993	14.01%	0
2016	21.221965	23.459287	10.54%	0
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
2013	15.634583	20.596062	31.73%	767
2012	13.888456	15.634583	12.57%	820
2011	14.362053	13.888456	-3.30%	1,228
2010	13.292178	14.362053	8.05%	1,204
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.743677	7.44%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.682201	19.143695	22.07%	0
2018	17.884213	15.682201	-12.31%	0
2017	14.514435	17.884213	23.22%	0
2016	14.386342	14.514435	0.89%	0
2015	13.928054	14.386342	3.29%	0
2014	14.176074	13.928054	-1.75%	0
2013	11.432369	14.176074	24.00%	0
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
2010*	10.000000	10.637566	6.38%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.031020	16.314967	35.61%	0
2018	12.315142	12.031020	-2.31%	0
2017	9.894679	12.315142	24.46%	0
2016	9.622014	9.894679	2.83%	0
2015*	10.000000	9.622014	-3.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.861971	11.672127	7.46%	0
2018	11.285171	10.861971	-3.75%	0
2017	10.968717	11.285171	2.89%	0
2016	10.664626	10.968717	2.85%	0
2015	11.069639	10.664626	-3.66%	0
2014	10.592940	11.069639	4.50%	0
2013	10.967350	10.592940	-3.41%	0
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
2010	9.725393	10.096278	3.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.712498	20.755207	10.92%	0
2018	20.724634	18.712498	-9.71%	0
2017	19.465001	20.724634	6.47%	0
2016	18.117402	19.465001	7.44%	0
2015	18.870811	18.117402	-3.99%	0
2014	18.878789	18.870811	-0.04%	0
2013	21.297721	18.878789	-11.36%	0
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
2010	16.799011	17.910290	6.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.894399	11.048952	24.22%	0
2018	9.941162	8.894399	-10.53%	0
2017	9.091448	9.941162	9.35%	0
2016	8.139126	9.091448	11.70%	0
2015*	10.000000	8.139126	-18.61%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.765662	18.992444	20.47%	0
2018	17.486789	15.765662	-9.84%	0
2017	15.315145	17.486789	14.18%	0
2016	14.200506	15.315145	7.85%	0
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0
2013	12.912787	16.549380	28.16%	0
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
2010*	10.000000	11.259688	12.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.808003	16.202427	17.34%	18,949
2018	14.960335	13.808003	-7.70%	19,047
2017	13.297705	14.960335	12.50%	21,196
2016	12.556624	13.297705	5.90%	22,512
2015	12.799045	12.556624	-1.89%	32,839
2014	12.548315	12.799045	2.00%	26,938
2013	10.476793	12.548315	19.77%	26,825
2012	9.320040	10.476793	12.41%	36,069
2011	9.504544	9.320040	-1.94%	23,583
2010	8.733638	9.504544	8.83%	27,919
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.567760	10.130107	5.88%	28,660
2018	9.956890	9.567760	-3.91%	29,524
2017	9.929263	9.956890	0.28%	31,073
2016	9.955862	9.929263	-0.27%	28,674
2015	10.271667	9.955862	-3.07%	36,373
2014	10.071563	10.271667	1.99%	27,875
2013	10.640922	10.071563	-5.35%	27,526
2012	10.435564	10.640922	1.97%	35,120
2011	10.159307	10.435564	2.72%	20,953
2010	9.866260	10.159307	2.97%	24,008
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.269539	19.993744	30.94%	0
2018	17.355568	15.269539	-12.02%	0
2017	13.639271	17.355568	27.25%	0
2016	14.012016	13.639271	-2.66%	0
2015	13.537350	14.012016	3.51%	0
2014	13.683337	13.537350	-1.07%	0
2013	10.948685	13.683337	24.98%	0
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0
2010	9.689505	10.477371	8.13%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.993312	21.509042	26.57%	0
2018	17.610352	16.993312	-3.50%	0
2017	14.182804	17.610352	24.17%	0
2016	13.384511	14.182804	5.96%	0
2015	12.945167	13.384511	3.39%	0
2014	12.330279	12.945167	4.99%	0
2013	9.792270	12.330279	25.92%	0
2012	8.586035	9.792270	14.05%	0
2011	9.272117	8.586035	-7.40%	0
2010	8.074814	9.272117	14.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.245461	17.391716	22.09%	18,612
2018	14.993434	14.245461	-4.99%	18,520
2017	12.656625	14.993434	18.46%	22,223
2016	11.726651	12.656625	7.93%	24,851
2015	11.940937	11.726651	-1.79%	32,364
2014	11.150775	11.940937	7.09%	26,333
2013	8.631907	11.150775	29.18%	27,612
2012	7.590534	8.631907	13.72%	45,156
2011	7.991427	7.590534	-5.02%	29,660
2010	7.412181	7.991427	7.81%	34,556
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.240435	12.981942	6.06%	0
2018	12.904167	12.240435	-5.14%	0
2017	12.490784	12.904167	3.31%	0
2016	11.832977	12.490784	5.56%	0
2015	12.542678	11.832977	-5.66%	0
2014	12.427970	12.542678	0.92%	0
2013	12.938064	12.427970	-3.94%	0
2012	11.865073	12.938064	9.04%	0
2011	11.570290	11.865073	2.55%	0
2010	10.769389	11.570290	7.44%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.817443	25.686020	23.39%	0
2018	23.159490	20.817443	-10.11%	0
2017	20.254130	23.159490	14.34%	0
2016	17.730689	20.254130	14.23%	0
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
2013	14.035362	18.448978	31.45%	288
2012	12.226383	14.035362	14.80%	313
2011	12.913599	12.226383	-5.32%	340
2010	11.513747	12.913599	12.16%	328

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.426827	10.526901	11.67%	0
2018	10.603217	9.426827	-11.09%	0
2017	9.214677	10.603217	15.07%	0
2016	9.210260	9.214677	0.05%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.988459	10.342892	3.55%	0
2018*	10.000000	9.988459	-0.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	16.256305	18.121101	11.47%	0
2018	17.253335	16.256305	-5.78%	0
2017	16.634052	17.253335	3.72%	0
2016	14.997475	16.634052	10.91%	0
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
2013	15.295067	15.910070	4.02%	0
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
2010	12.395195	13.626137	9.93%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.026378	17.453940	24.44%	0
2018	15.201549	14.026378	-7.73%	0
2017	12.540897	15.201549	21.22%	0
2016	11.368067	12.540897	10.32%	0
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
2013	8.203888	11.439929	39.45%	0
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
2010	7.512553	8.421537	12.10%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.807420	11.366226	29.05%	0
2018	10.881335	8.807420	-19.06%	0
2017	8.921328	10.881335	21.97%	0
2016	9.415062	8.921328	-5.24%	0
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
2013	8.653606	10.179053	17.63%	1,506
2013	8.653606	10.179053	17.63%	1,506
2012	7.711226	8.653606	12.22%	1,539
2011	8.782268	7.711226	-12.20%	1,537
2010	7.943090	8.782268	10.56%	1,405

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.638388	25.869326	25.35%	0
2018	21.306503	20.638388	-3.14%	0
2017	18.237343	21.306503	16.83%	0
2016	16.886571	18.237343	8.00%	0
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
2013	12.510130	15.895927	27.06%	1,044
2012	11.311622	12.510130	10.60%	1,102
2011	11.598921	11.311622	-2.48%	1,171
2010	10.544580	11.598921	10.00%	1,152
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.718104	14.111882	20.43%	0
2018	13.516377	11.718104	-13.30%	0
2017	11.612493	13.516377	16.40%	0
2016	11.029693	11.612493	5.28%	0
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0
2013	9.049531	11.383153	25.79%	0
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
2010	7.895062	8.817387	11.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.220521	12.664444	12.87%	0
2018	12.319576	11.220521	-8.92%	0
2017	11.316129	12.319576	8.87%	0
2016	10.976680	11.316129	3.09%	0
2015	11.419706	10.976680	-3.88%	0
2014	11.270381	11.419706	1.32%	0
2013	10.117925	11.270381	11.39%	4,865
2012	9.378138	10.117925	7.89%	14,327
2011	9.784267	9.378138	-4.15%	14,327
2010	9.121905	9.784267	7.26%	14,327
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.675571	13.638712	16.81%	0
2018	13.088106	11.675571	-10.79%	0
2017	11.632303	13.088106	12.52%	0
2016	11.155785	11.632303	4.27%	0
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
2013	9.713521	11.441685	17.79%	0
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	0
2010	8.590439	9.379731	9.19%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.316289	11.091748	7.52%	0
2018	10.904739	10.316289	-5.40%	0
2017	10.552724	10.904739	3.34%	0
2016	10.382498	10.552724	1.64%	0
2015	10.766117	10.382498	-3.56%	0
2014	10.724143	10.766117	0.39%	0
2013	10.519815	10.724143	1.94%	0
2012	10.073777	10.519815	4.43%	0
2011	10.224311	10.073777	-1.47%	0
2010	9.854041	10.224311	3.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.219976	11.304139	10.61%	0
2018	11.315013	10.219976	-9.68%	0
2017	10.147543	11.315013	11.50%	0
2016	9.894577	10.147543	2.56%	0
2015	10.641867	9.894577	-7.02%	0
2014	10.711962	10.641867	-0.65%	0
2013*	10.000000	10.711962	7.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.488103	11.759909	12.13%	0
2018	11.619469	10.488103	-9.74%	0
2017	10.152949	11.619469	14.44%	0
2016	9.838725	10.152949	3.19%	0
2015	10.646625	9.838725	-7.59%	0
2014	10.849038	10.646625	-1.87%	0
2013*	10.000000	10.849038	8.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.495698	13.194517	14.78%	0
2018	12.737594	11.495698	-9.75%	0
2017	11.503205	12.737594	10.73%	0
2016	11.092181	11.503205	3.71%	0
2015	11.540629	11.092181	-3.89%	28,318
2014	11.360036	11.540629	1.59%	17,934
2013	9.925920	11.360036	14.45%	17,934
2012	9.092978	9.925920	9.16%	21,751
2011	9.582699	9.092978	-5.11%	21,751
2010	8.856586	9.582699	8.20%	17,934

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.674229	13.862909	18.75%	0
2018	13.280910	11.674229	-12.10%	0
2017	11.577342	13.280910	14.71%	0
2016	11.075255	11.577342	4.53%	0
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
2013	9.437511	11.394513	20.74%	0
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
2010	8.315694	9.154258	10.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.004594	12.219994	11.04%	0
2018	11.895934	11.004594	-7.49%	0
2017	11.142382	11.895934	6.76%	0
2016	10.819399	11.142382	2.99%	0
2015	11.256742	10.819399	-3.89%	0
2014	11.132523	11.256742	1.12%	0
2013	10.301326	11.132523	8.07%	0
2012	9.636400	10.301326	6.90%	0
2011	9.945350	9.636400	-3.11%	0
2010	9.388825	9.945350	5.93%	40,784
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.170692	13.300221	9.28%	0
2018	14.861664	12.170692	-18.11%	0
2017	12.464500	14.861664	19.23%	0
2016	12.687711	12.464500	-1.76%	0
2015	13.590517	12.687711	-6.64%	0
2014	15.230165	13.590517	-10.77%	0
2013	13.053727	15.230165	16.67%	1,031
2012	11.238732	13.053727	16.15%	1,088
2011	13.209555	11.238732	-14.92%	1,083
2010	12.785410	13.209555	3.32%	929
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.648406	11.244710	5.60%	0
2018	11.038474	10.648406	-3.53%	0
2017	10.905574	11.038474	1.22%	0
2016	10.689550	10.905574	2.02%	0
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0
2013	11.480446	10.915807	-4.92%	1,037
2012	10.995300	11.480446	4.41%	886
2011	10.652381	10.995300	3.22%	776
2010	10.268796	10.652381	3.74%	841

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.264685	11.993579	6.47%	0
2018	11.768052	11.264685	-4.28%	0
2017	11.672606	11.768052	0.82%	0
2016	11.626232	11.672606	0.40%	0
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
2013	12.406648	11.806084	-4.84%	0
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
2010	11.017256	11.571816	5.03%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.271545	11.951280	16.35%	0
2018	11.773943	10.271545	-12.76%	0
2017	10.279723	11.773943	14.54%	0
2016	9.498734	10.279723	8.22%	0
2015	10.096412	9.498734	-5.92%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.927742	11.333976	14.16%	0
2018	11.087580	9.927742	-10.46%	0
2017	10.025162	11.087580	10.60%	0
2016	9.486531	10.025162	5.68%	0
2015	9.939976	9.486531	-4.56%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.988787	27.395609	19.17%	0
2018	28.742016	22.988787	-20.02%	0
2017	20.947168	28.742016	37.21%	0
2016	20.059660	20.947168	4.42%	0
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
2013	27.587348	26.915950	-2.43%	0
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
2010	28.664509	32.279918	12.61%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.962979	10.285972	3.24%	0
2018	10.261812	9.962979	-2.91%	0
2017	10.346349	10.261812	-0.82%	0
2016	10.570630	10.346349	-2.12%	0
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
2013	11.503350	10.722229	-6.79%	1,170
2012	11.490431	11.503350	0.11%	977
2011	11.026530	11.490431	4.21%	826
2010	10.832002	11.026530	1.80%	900

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.480381	7.396653	-1.12%	0
2018	7.595420	7.480381	-1.51%	0
2017	7.784809	7.595420	-2.43%	0
2016	8.011938	7.784809	-2.83%	0
2015	8.246977	8.011938	-2.85%	0
2014	8.488909	8.246977	-2.85%	0
2013	8.737937	8.488909	-2.85%	0
2012	8.994979	8.737937	-2.86%	0
2011	9.258116	8.994979	-2.84%	0
2010	9.529695	9.258116	-2.85%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.553564	8.726227	15.52%	0
2018	9.127644	7.553564	-17.25%	0
2017	7.392898	9.127644	23.47%	0
2016	7.561253	7.392898	-2.23%	0
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
2013	7.300507	8.338150	14.21%	0
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
2010	6.794142	7.459001	9.79%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.096904	9.533968	17.75%	0
2018	9.707206	8.096904	-16.59%	0
2017	8.027742	9.707206	20.92%	0
2016	8.219598	8.027742	-2.33%	0
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
2013	8.007794	9.414283	17.56%	0
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0
2010	7.893256	8.235839	4.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.887884	23.906482	20.21%	0
2018	22.463984	19.887884	-11.47%	0
2017	19.522912	22.463984	15.06%	0
2016	18.356050	19.522912	6.36%	0
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
2013	15.136506	18.712143	23.62%	0
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
2010	12.933625	14.403505	11.36%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.198136	15.909637	12.05%	0
2018	15.362038	14.198136	-7.58%	0
2017	14.227694	15.362038	7.97%	0
2016	13.775656	14.227694	3.28%	0
2015	14.204463	13.775656	-3.02%	0
2014	13.980133	14.204463	1.60%	0
2013	12.687062	13.980133	10.19%	0
2012	11.939486	12.687062	6.26%	0
2011	12.181184	11.939486	-1.98%	7,483
2010	11.417761	12.181184	6.69%	14,125
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.632941	19.381137	16.52%	0
2018	18.308447	16.632941	-9.15%	0
2017	16.413305	18.308447	11.55%	0
2016	15.679908	16.413305	4.68%	0
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0
2013	13.674611	15.874871	16.09%	0
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
2010	11.971304	13.029542	8.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.330032	12.056452	6.41%	0
2018	11.878491	11.330032	-4.62%	0
2017	11.568553	11.878491	2.68%	0
2016	11.420056	11.568553	1.30%	0
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
2013	11.405758	11.616088	1.84%	0
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0
2010	10.850911	11.162915	2.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.294635	11.301259	9.78%	0
2018	11.230173	10.294635	-8.33%	0
2017	10.136389	11.230173	10.79%	0
2016	9.869558	10.136389	2.70%	0
2015	10.499449	9.869558	-6.00%	0
2014	10.548432	10.499449	-0.46%	0
2013*	10.000000	10.548432	5.48%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.569128	11.833628	11.96%	0
2018	11.582229	10.569128	-8.75%	0
2017	10.192058	11.582229	13.64%	0
2016	9.808420	10.192058	3.91%	0
2015	10.511971	9.808420	-6.69%	0
2014	10.635981	10.511971	-1.17%	0
2013*	10.000000	10.635981	6.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.839815	18.119135	14.39%	0
2018	17.289240	15.839815	-8.38%	0
2017	15.757884	17.289240	9.72%	0
2016	15.137558	15.757884	4.10%	0
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	11,954
2013	13.503367	15.299921	13.30%	11,962
2012	12.544168	13.503367	7.65%	22,359
2011	12.916590	12.544168	-2.88%	22,267
2010	11.987054	12.916590	7.75%	31,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.273704	21.628138	18.36%	10,001
2018	20.388315	18.273704	-10.37%	10,001
2017	17.984906	20.388315	13.36%	10,001
2016	17.063713	17.984906	5.40%	10,001
2015	17.693477	17.063713	-3.56%	10,001
2014	17.352389	17.693477	1.97%	20,683
2013	14.595190	17.352389	18.89%	20,675
2012	13.207012	14.595190	10.51%	20,917
2011	13.889053	13.207012	-4.91%	11,002
2010	12.670085	13.889053	9.62%	10,969
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.618192	15.013953	10.25%	0
2018	14.563485	13.618192	-6.49%	0
2017	13.725186	14.563485	6.11%	0
2016	13.364504	13.725186	2.70%	0
2015	13.760797	13.364504	-2.88%	0
2014	13.523549	13.760797	1.75%	0
2013	12.598066	13.523549	7.35%	0
2012	12.003465	12.598066	4.95%	6,877
2011	12.105103	12.003465	-0.84%	8,504
2010	11.482184	12.105103	5.43%	8,519
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.363366	3.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.661010	6.61%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.317306	19.377626	26.51%	0
2018	16.316006	15.317306	-6.12%	0
2017	12.929727	16.316006	26.19%	0
2016	13.048294	12.929727	-0.91%	0
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
2013	9.319931	12.170449	30.59%	475
2012	8.260656	9.319931	12.82%	492
2011	8.786513	8.260656	-5.98%	528
2010	7.839962	8.786513	12.07%	532
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.439793	12.066295	15.58%	0
2018	11.292169	10.439793	-7.55%	0
2017	9.886937	11.292169	14.21%	0
2016	9.374829	9.886937	5.46%	0
2015	9.871717	9.374829	-5.03%	0
2014*	10.000000	9.871717	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.716209	13.884497	18.51%	0
2018	12.380711	11.716209	-5.37%	0
2017	10.470894	12.380711	18.24%	0
2016	9.793405	10.470894	6.92%	0
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.767113	33.044260	33.42%	0
2018	25.896946	24.767113	-4.36%	0
2017	20.976150	25.896946	23.46%	0
2016	20.895124	20.976150	0.39%	0
2015	20.518585	20.895124	1.84%	0
2014	19.454741	20.518585	5.47%	0
2013	14.693521	19.454741	32.40%	0
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	484
2010	12.788943	13.482882	5.43%	484
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.713122	25.492275	23.07%	0
2018	23.555184	20.713122	-12.07%	0
2017	22.357603	23.555184	5.36%	0
2016	19.142396	22.357603	16.80%	0
2015	20.619984	19.142396	-7.17%	0
2014	18.791711	20.619984	9.73%	0
2013	14.689994	18.791711	27.92%	0
2012	13.213193	14.689994	11.18%	0
2011	13.534200	13.213193	-2.37%	365
2010	12.311762	13.534200	9.93%	365

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	28.283440	34.525794	22.07%	0
2018	32.859004	28.283440	-13.92%	0
2017	29.210711	32.859004	12.49%	0
2016	24.993881	29.210711	16.87%	0
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
2013	19.210569	24.831290	29.26%	0
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
2010	14.500834	17.779287	22.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.776716	13.301124	12.94%	0
2018	14.666980	11.776716	-19.71%	0
2017	12.319618	14.666980	19.05%	0
2016	12.078378	12.319618	2.00%	0
2015	13.135030	12.078378	-8.04%	0
2014	14.969125	13.135030	-12.25%	0
2013	12.728730	14.969125	17.60%	0
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
2010	13.399528	13.785318	2.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.447814	15.128312	21.53%	0
2018	14.528657	12.447814	-14.32%	0
2017	13.075635	14.528657	11.11%	0
2016	11.597261	13.075635	12.75%	0
2015	12.362402	11.597261	-6.19%	0
2014	11.542710	12.362402	7.10%	0
2013	8.799036	11.542710	31.18%	0
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
2010	7.707736	8.442670	9.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.784419	18.991334	20.32%	0
2018	18.711970	15.784419	-15.65%	0
2017	16.917932	18.711970	10.60%	0
2016	14.807531	16.917932	14.25%	0
2015	15.694895	14.807531	-5.65%	0
2014	13.805540	15.694895	13.69%	0
2013	10.473569	13.805540	31.81%	721
2012	9.266808	10.473569	13.02%	814
2011	9.764817	9.266808	-5.10%	862
2010	8.401596	9.764817	16.23%	837

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	19.279544	25.356368	31.52%	0
2018	21.625494	19.279544	-10.85%	0
2017	17.856765	21.625494	21.11%	0
2016	17.008560	17.856765	4.99%	0
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0
2013	12.500841	17.482579	39.85%	0
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
2010	9.719659	11.813529	21.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	24.113074	27.804441	15.31%	0
2018	29.954070	24.113074	-19.50%	0
2017	28.348782	29.954070	5.66%	0
2016	23.228181	28.348782	22.04%	0
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
2013	18.082524	24.598809	36.04%	0
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
2010	13.708498	16.844115	22.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.564693	29.915257	21.78%	0
2018	29.013357	24.564693	-15.33%	0
2017	26.379979	29.013357	9.98%	0
2016	22.156593	26.379979	19.06%	0
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
2013	17.427564	23.797052	36.55%	0
2012	15.569294	17.427564	11.94%	0
2011	17.012454	15.569294	-8.48%	0
2010	14.011114	17.012454	21.42%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.830897	18.161134	22.45%	0
2018	16.221591	14.830897	-8.57%	0
2017	14.105661	16.221591	15.00%	0
2016	13.185379	14.105661	6.98%	0
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
2013	9.431110	12.694842	34.61%	1,197
2012	8.716239	9.431110	8.20%	1,336
2011	9.274324	8.716239	-6.02%	1,372
2010	7.725807	9.274324	20.04%	1,351

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.697293	14.823792	26.73%	0
2018	12.551737	11.697293	-6.81%	0
2017	12.171111	12.551737	3.13%	0
2016	11.688118	12.171111	4.13%	0
2015	12.752922	11.688118	-8.35%	0
2014	10.206939	12.752922	24.94%	0
2013	10.230162	10.206939	-0.23%	0
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
2010	7.005311	8.835540	26.13%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.688718	18.671059	27.11%	0
2018	15.896899	14.688718	-7.60%	0
2017	13.497055	15.896899	17.78%	0
2016	12.470660	13.497055	8.23%	0
2015	12.716613	12.470660	-1.93%	0
2014	11.575821	12.716613	9.85%	0
2013*	10.000000	11.575821	15.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.842972	8.942087	1.12%	0
2018	9.029762	8.842972	-2.07%	0
2017	9.149437	9.029762	-1.31%	0
2016	9.188161	9.149437	-0.42%	0
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
2013	9.995108	9.720476	-2.75%	0
2012	9.938892	9.995108	0.57%	0
2011	10.098578	9.938892	-1.58%	0
2010	10.149224	10.098578	-0.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.096730	15.899324	21.40%	0
2018	15.208508	13.096730	-13.89%	0
2017	13.709203	15.208508	10.94%	0
2016	11.673749	13.709203	17.44%	0
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0
2013*	10.000000	12.437573	24.38%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.561145	19.357385	32.94%	0
2018	16.127641	14.561145	-9.71%	0
2017	13.016681	16.127641	23.90%	0
2016	12.632486	13.016681	3.04%	0
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
2013	9.616516	12.949418	34.66%	576
2012	8.634773	9.616516	11.37%	646
2011	9.301624	8.634773	-7.17%	700
2010	7.570432	9.301624	22.87%	688
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	27.612053	35.538300	28.71%	0
2018	30.422240	27.612053	-9.24%	0
2017	25.137361	30.422240	21.02%	0
2016	24.839027	25.137361	1.20%	0
2015	25.315966	24.839027	-1.88%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.124832	8.184296	0.73%	0
2018	8.279977	8.124832	-1.87%	0
2017	8.446932	8.279977	-1.98%	0
2016	8.589317	8.446932	-1.66%	0
2015	8.825082	8.589317	-2.67%	0
2014	9.028901	8.825082	-2.26%	0
2013	9.236800	9.028901	-2.25%	311
2012	9.089877	9.236800	1.62%	281
2011	9.328868	9.089877	-2.56%	244
2010	9.120481	9.328868	2.28%	252
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.724133	27.791146	22.30%	0
2018	24.815695	22.724133	-8.43%	0
2017	21.566729	24.815695	15.06%	0
2016	20.204983	21.566729	6.74%	0
2015	20.894608	20.204983	-3.30%	0
2014	19.484658	20.894608	7.24%	0
2013	14.575147	19.484658	33.68%	0
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
2010	12.029013	14.357483	19.36%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.769903	10.606125	8.56%	0
2018	10.637590	9.769903	-8.16%	0
2017	9.656765	10.637590	10.16%	0
2016	8.803140	9.656765	9.70%	0
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
2013	10.513011	10.224540	-2.74%	0
2012*	10.000000	10.513011	5.13%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.874536	10.998742	11.38%	0
2018	10.681237	9.874536	-7.55%	0
2017	10.014292	10.681237	6.66%	0
2016	9.104290	10.014292	10.00%	0
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.838455	10.219244	3.87%	0
2018	10.558790	9.838455	-6.82%	0
2017	9.814159	10.558790	7.59%	0
2016	9.816262	9.814159	-0.02%	0
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0
2013	12.306906	11.170993	-9.23%	0
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0
2010	10.756447	11.429278	6.26%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.718715	9.812209	0.96%	0
2018	9.981743	9.718715	-2.64%	0
2017	10.146695	9.981743	-1.63%	0
2016	10.308990	10.146695	-1.57%	0
2015	10.589308	10.308990	-2.65%	0
2014	10.818999	10.589308	-2.12%	0
2013	11.162314	10.818999	-3.08%	612
2012	10.865860	11.162314	2.73%	526
2011	11.072153	10.865860	-1.86%	457
2010	10.835080	11.072153	2.19%	477
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.800739	9.778145	-0.23%	0
2018	9.947883	9.800739	-1.48%	0
2017	10.008195	9.947883	-0.60%	0
2016*	10.000000	10.008195	0.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.683262	10.183138	5.16%	0
2018	10.032609	9.683262	-3.48%	0
2017	9.851549	10.032609	1.84%	0
2016	9.884384	9.851549	-0.33%	0
2015	10.140324	9.884384	-2.52%	0
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.908092	12.552466	26.69%	0
2018	11.146710	9.908092	-11.11%	0
2017*	10.000000	11.146710	11.47%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.985359	17.250560	32.85%	0
2018	13.057759	12.985359	-0.55%	0
2017	10.266713	13.057759	27.19%	0
2016*	10.000000	10.266713	2.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.643813	16.589057	21.59%	0
2018	17.365952	13.643813	-21.43%	0
2017	14.120435	17.365952	22.98%	0
2016	14.899111	14.120435	-5.23%	0
2015	15.314807	14.899111	-2.71%	0
2014	16.910368	15.314807	-9.44%	0
2013	13.591033	16.910368	24.42%	0
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
2010	13.303007	14.220012	6.89%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.491163	38.103034	24.96%	0
2018	31.124255	30.491163	-2.03%	0
2017	25.163170	31.124255	23.69%	0
2016	29.007904	25.163170	-13.25%	0
2015	26.548200	29.007904	9.27%	0
2014	20.824299	26.548200	27.49%	0
2013	14.241065	20.824299	46.23%	0
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0
2010*	10.000000	10.434476	4.34%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.764078	5.162710	8.37%	0
2018	6.852423	4.764078	-30.48%	0
2017	7.194689	6.852423	-4.76%	0
2016	5.163492	7.194689	39.34%	0
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
2013	9.538688	10.220889	7.15%	0
2012*	10.000000	9.538688	-4.61%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.882840	5.306721	8.68%	0
2018	7.009031	4.882840	-30.34%	0
2017	7.338663	7.009031	-4.49%	0
2016	5.255927	7.338663	39.63%	0
2015	8.129553	5.255927	-35.35%	0
2014	10.344643	8.129553	-21.41%	0
2013	9.633358	10.344643	7.38%	0
2012*	10.000000	9.633358	-3.67%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.680893	6.81%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.174295	29.316487	21.27%	0
2018	24.566197	24.174295	-1.60%	0
2017	20.089717	24.566197	22.28%	0
2016	19.190756	20.089717	4.68%	0
2015	20.340202	19.190756	-5.65%	0
2014	21.337778	20.340202	-4.68%	0
2013	14.619644	21.337778	45.95%	0
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0
2010	12.221115	15.051928	23.16%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.611401	11.874062	11.90%	0
2018	11.796972	10.611401	-10.05%	0
2017	10.626208	11.796972	11.02%	0
2016	10.586327	10.626208	0.38%	0
2015	11.046149	10.586327	-4.16%	0
2014	10.916804	11.046149	1.18%	0
2013	10.044197	10.916804	8.69%	0
2012*	10.000000	10.044197	0.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.707130	24.854196	20.03%	0
2018	22.653287	20.707130	-8.59%	0
2017	19.669634	22.653287	15.17%	0
2016	18.236531	19.669634	7.86%	0
2015	18.517008	18.236531	-1.51%	0
2014	17.448954	18.517008	6.12%	0
2013	13.351209	17.448954	30.69%	0
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
2010	10.395946	11.386684	9.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.575464	8.590796	13.40%	0
2018*	10.000000	7.575464	-24.25%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.066981	31.512863	16.43%	0
2018	32.914953	27.066981	-17.77%	0
2017	30.035415	32.914953	9.59%	0
2016	24.784955	30.035415	21.18%	0
2015	27.066547	24.784955	-8.43%	0
2014	25.586046	27.066547	5.79%	0
2013	19.144599	25.586046	33.65%	0
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
2010	15.259470	18.757291	22.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.459299	11.060126	5.74%	0
2018	11.085928	10.459299	-5.65%	0
2017	11.011771	11.085928	0.67%	0
2016	10.863133	11.011771	1.37%	0
2015	11.470761	10.863133	-5.30%	0
2014	11.435992	11.470761	0.30%	0
2013	12.868816	11.435992	-11.13%	0
2012	12.342501	12.868816	4.26%	0
2011	11.374104	12.342501	8.51%	0
2010	11.143289	11.374104	2.07%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	20.061549	24.105967	20.16%	0
2018	22.266000	20.061549	-9.90%	0
2017	19.060116	22.266000	16.82%	0
2016	17.338979	19.060116	9.93%	0
2015	18.986406	17.338979	-8.68%	0
2014	17.406865	18.986406	9.07%	0
2013	13.231431	17.406865	31.56%	0
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
2010	10.781746	11.920448	10.56%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.091224	26.417432	25.25%	0
2018	24.960423	21.091224	-15.50%	0
2017	23.059270	24.960423	8.24%	0
2016	19.349984	23.059270	19.17%	0
2015	20.247793	19.349984	-4.43%	0
2014	17.939300	20.247793	12.87%	0
2013	14.222297	17.939300	26.14%	0
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
2010	11.329542	13.088903	15.53%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.795206	10.924728	11.53%	0
2018	10.389472	9.795206	-5.72%	0
2017	9.991647	10.389472	3.98%	0
2016	9.120128	9.991647	9.56%	0
2015*	10.000000	9.120128	-8.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.312116	9.869163	5.98%	0
2018	9.661479	9.312116	-3.62%	0
2017	9.640147	9.661479	0.22%	0
2016	9.689004	9.640147	-0.50%	0
2015*	10.000000	9.689004	-3.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.071254	13.702382	23.77%	0
2018	12.317369	11.071254	-10.12%	0
2017	10.888512	12.317369	13.12%	0
2016	9.661235	10.888512	12.70%	0
2015*	10.000000	9.661235	-3.39%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.422509	15.347433	14.34%	0
2018	14.959513	13.422509	-10.27%	0
2017	13.547771	14.959513	10.42%	0
2016	13.439852	13.547771	0.80%	0
2015	13.981281	13.439852	-3.87%	0
2014	14.125939	13.981281	-1.02%	0
2013	12.714791	14.125939	11.10%	0
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
2010	11.941037	12.726738	6.58%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.429994	12.138339	16.38%	0
2018	12.742144	10.429994	-18.15%	0
2017	11.405999	12.742144	11.71%	0
2016	10.195696	11.405999	11.87%	0
2015	10.771275	10.195696	-5.34%	0
2014*	10.000000	10.771275	7.71%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.785018	35.345603	18.67%	0
2018	33.705275	29.785018	-11.63%	0
2017	30.878910	33.705275	9.15%	0
2016	25.291478	30.878910	22.09%	0
2015	26.668193	25.291478	-5.16%	0
2014	26.126626	26.668193	2.07%	0
2013	19.121166	26.126626	36.64%	0
2012	17.015036	19.121166	12.38%	0
2011	17.424146	17.015036	-2.35%	0
2010	14.260849	17.424146	22.18%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	22.060088	27.928121	26.60%	0
2018	23.882242	22.060088	-7.63%	0
2017	20.289329	23.882242	17.71%	0
2016	18.748477	20.289329	8.22%	0
2015	19.142200	18.748477	-2.06%	0
2014	17.429806	19.142200	9.82%	0
2013	13.628958	17.429806	27.89%	0
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
2010	11.076029	12.318544	11.22%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.207113	25.283758	31.64%	0
2018	21.296876	19.207113	-9.81%	0
2017	17.267052	21.296876	23.34%	0
2016	16.520152	17.267052	4.52%	0
2015	17.488176	16.520152	-5.54%	0
2014	16.703144	17.488176	4.70%	0
2013	14.236845	16.703144	17.32%	0
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
2010	11.286384	12.608154	11.71%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.874747	18.727155	17.97%	0
2018	20.259584	15.874747	-21.64%	0
2017	16.774583	20.259584	20.78%	0
2016	14.790835	16.774583	13.41%	0
2015	15.626796	14.790835	-5.35%	0
2014	15.883708	15.626796	-1.62%	0
2013	11.036136	15.883708	43.92%	0
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
2010	8.917564	11.327720	27.03%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.410896	10.647896	13.14%	0
2018	10.097323	9.410896	-6.80%	0
2017*	10.000000	10.097323	0.97%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.556585	15.572238	24.02%	0
2018	15.572593	12.556585	-19.37%	0
2017	14.349108	15.572593	8.53%	0
2016	11.272246	14.349108	27.30%	0
2015	12.411042	11.272246	-9.18%	0
2014	12.101825	12.411042	2.56%	0
2013*	10.000000	12.101825	21.02%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.715742	10.101803	3.97%	0
2018	10.016137	9.715742	-3.00%	0
2017	9.971194	10.016137	0.45%	0
2016	9.425027	9.971194	5.79%	0
2015	9.803787	9.425027	-3.86%	0
2014*	10.000000	9.803787	-1.96%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.999347	10.478686	16.44%	0
2018*	10.000000	8.999347	-10.01%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.855167	11.506896	6.00%	0
2018	11.269464	10.855167	-3.68%	0
2017	11.185693	11.269464	0.75%	0
2016	11.125890	11.185693	0.54%	0
2015	11.508766	11.125890	-3.33%	0
2014	11.450255	11.508766	0.51%	0
2013	11.704401	11.450255	-2.17%	0
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0
2010	10.577112	11.121056	5.14%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.155271	10.230598	25.45%	0
2018*	10.000000	8.155271	-18.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.269104	14.913622	12.39%	0
2018	14.276090	13.269104	-7.05%	0
2017	13.033297	14.276090	9.54%	0
2016	12.754364	13.033297	2.19%	0
2015	13.205357	12.754364	-3.42%	0
2014	13.050190	13.205357	1.19%	0
2013	11.873050	13.050190	9.91%	0
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
2010	10.371236	11.334103	9.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.996981	16.292921	16.40%	0
2018	15.350476	13.996981	-8.82%	0
2017	13.596606	15.350476	12.90%	0
2016	13.233627	13.596606	2.74%	0
2015	13.691759	13.233627	-3.35%	0
2014	13.481194	13.691759	1.56%	0
2013	12.006485	13.481194	12.28%	0
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0
2010	10.272375	11.403955	11.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.913682	17.973042	20.51%	0
2018	16.707475	14.913682	-10.74%	0
2017	14.254902	16.707475	17.21%	0
2016	13.799847	14.254902	3.30%	0
2015	14.287732	13.799847	-3.41%	0
2014	14.048125	14.287732	1.71%	0
2013	11.916377	14.048125	17.89%	0
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
2010	10.034897	11.292507	12.53%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.798960	13.014538	20.52%	0
2018	11.640320	10.798960	-7.23%	0
2017	10.323149	11.640320	12.76%	0
2016*	10.000000	10.323149	3.23%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.503725	32.509275	27.47%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.241172	10.921209	6.64%	0
2018	14.021972	10.241172	-26.96%	0
2017	14.851752	14.021972	-5.59%	0
2016	11.455795	14.851752	29.64%	0
2015	14.887763	11.455795	-23.05%	0
2014	17.576855	14.887763	-15.30%	0
2013	14.580958	17.576855	20.55%	0
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
2010	13.461950	15.576066	15.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.508367	22.843347	23.42%	0
2018	20.844019	18.508367	-11.21%	0
2017	19.054206	20.844019	9.39%	0
2016	16.669545	19.054206	14.31%	0
2015	17.927334	16.669545	-7.02%	0
2014	17.019575	17.927334	5.33%	0
2013	13.711921	17.019575	24.12%	0
2012	12.064710	13.711921	13.65%	0
2011	12.343491	12.064710	-2.26%	0
2010	11.061725	12.343491	11.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.122386	14.005393	25.92%	0
2018	12.616333	11.122386	-11.84%	0
2017	11.141190	12.616333	13.24%	0
2016*	10.000000	11.141190	11.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.231170	31.522811	30.09%	0
2018	25.067517	24.231170	-3.34%	0
2017	19.147151	25.067517	30.92%	0
2016	19.609590	19.147151	-2.36%	0
2015	18.890945	19.609590	3.80%	0
2014	17.525097	18.890945	7.79%	0
2013	13.270668	17.525097	32.06%	0
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
2010	10.232672	12.307210	20.27%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.092201	11.783465	6.23%	748
2018	11.515984	11.092201	-3.68%	834
2017	11.403705	11.515984	0.98%	821
2016	11.240017	11.403705	1.46%	783
2015	11.674952	11.240017	-3.73%	801
2014	11.384083	11.674952	2.56%	2,436
2013	11.971675	11.384083	-4.91%	2,419
2012	11.675825	11.971675	2.53%	2,154
2011	11.233246	11.675825	3.94%	6,965
2010	10.756766	11.233246	4.43%	8,312
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	30.553222	36.541852	19.60%	0
2018	36.926490	30.553222	-17.26%	0
2017	31.546969	36.926490	17.05%	0
2016	29.025699	31.546969	8.69%	0
2015	30.387682	29.025699	-4.48%	0
2014	29.515091	30.387682	2.96%	0
2013	22.371455	29.515091	31.93%	0
2012	20.112296	22.371455	11.23%	0
2011	23.233538	20.112296	-13.43%	0
2010	18.609600	23.233538	24.85%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.540046	21.715298	23.80%	0
2018	21.269827	17.540046	-17.54%	0
2017	16.849957	21.269827	26.23%	0
2016	18.316856	16.849957	-8.01%	0
2015	18.262029	18.316856	0.30%	0
2014	20.509265	18.262029	-10.96%	0
2013	16.226398	20.509265	26.39%	0
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
2010	15.787038	17.296388	9.56%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.630619	28.165495	30.21%	0
2018	27.006396	21.630619	-19.91%	0
2017	23.353271	27.006396	15.64%	0
2016	22.008245	23.353271	6.11%	0
2015	23.412651	22.008245	-6.00%	0
2014	22.637550	23.412651	3.42%	0
2013	17.907904	22.637550	26.41%	0
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0
2010	13.395579	16.433430	22.68%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.840782	12.616923	16.38%	0
2018	12.358995	10.840782	-12.28%	0
2017	11.365542	12.358995	8.74%	0
2016	10.341001	11.365542	9.91%	0
2015	11.355492	10.341001	-8.93%	0
2014	11.370820	11.355492	-0.13%	0
2013	9.461234	11.370820	20.18%	0
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
2010	8.254428	8.837094	7.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.174116	14.846392	12.69%	0
2018	14.180165	13.174116	-7.09%	0
2017	13.314457	14.180165	6.50%	0
2016	12.024634	13.314457	10.73%	0
2015	13.323774	12.024634	-9.75%	0
2014	13.116286	13.323774	1.58%	0
2013	11.855154	13.116286	10.64%	0
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0
2010	9.964344	10.901735	9.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.399548	28.107987	25.48%	0
2018	24.306079	22.399548	-7.84%	0
2017	20.761362	24.306079	17.07%	0
2016	18.423944	20.761362	12.69%	0
2015	19.692633	18.423944	-6.44%	0
2014	18.653597	19.692633	5.57%	0
2013	14.812665	18.653597	25.93%	0
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
2010	11.300247	13.238069	17.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.020094	31.922598	22.68%	101
2018	30.763374	26.020094	-15.42%	100
2017	28.629837	30.763374	7.45%	107
2016	22.645887	28.629837	26.42%	118
2015	25.182692	22.645887	-10.07%	138
2014	25.787792	25.182692	-2.35%	323
2013	19.493418	25.787792	32.29%	310
2012	16.958567	19.493418	14.95%	383
2011	18.146501	16.958567	-6.55%	1,583
2010	14.574602	18.146501	24.51%	1,652

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.174004	11.286147	23.02%	0
2018	11.222371	9.174004	-18.25%	0
2017	8.230411	11.222371	36.35%	0
2016	7.216688	8.230411	14.05%	0
2015	9.244750	7.216688	-21.94%	0
2014*	10.000000	9.244750	-7.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.471358	16.904928	9.27%	0
2018	18.846630	15.471358	-17.91%	0
2017	16.631423	18.846630	13.32%	0
2016	15.980158	16.631423	4.08%	0
2015	17.600451	15.980158	-9.21%	0
2014	20.396982	17.600451	-13.71%	0
2013	17.081961	20.396982	19.41%	0
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0
2010	16.289925	17.147676	5.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.996751	8.911688	-0.95%	0
2018	9.090830	8.996751	-1.03%	0
2017	9.184705	9.090830	-1.02%	0
2016	9.188238	9.184705	-0.04%	0
2015	9.888424	9.188238	-7.08%	0
2014*	10.000000	9.888424	-1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.638679	11.563250	8.69%	0
2018	11.454938	10.638679	-7.13%	0
2017	10.428639	11.454938	9.84%	0
2016	10.292750	10.428639	1.32%	0
2015	11.254954	10.292750	-8.55%	0
2014	11.151133	11.254954	0.93%	0
2013	10.112190	11.151133	10.27%	0
2012*	10.000000	10.112190	1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.303532	9.830713	5.67%	0
2018*	10.000000	9.303532	-6.96%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.831706	9.005507	1.97%	0
2018	9.583289	8.831706	-7.84%	0
2017	9.518896	9.583289	0.68%	0
2016	9.850038	9.518896	-3.36%	0
2015	9.960074	9.850038	-1.10%	0
2014	9.800859	9.960074	1.62%	0
2013*	10.000000	9.800859	-1.99%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.773805	20.895740	32.47%	0
2018	16.905448	15.773805	-6.69%	0
2017	13.704652	16.905448	23.36%	0
2016	13.833785	13.704652	-0.93%	0
2015	13.600931	13.833785	1.71%	0
2014	12.949366	13.600931	5.03%	0
2013	9.539564	12.949366	35.74%	0
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.129742	14.726909	21.41%	0
2018	14.133684	12.129742	-14.18%	0
2017	12.694365	14.133684	11.34%	0
2016	11.551886	12.694365	9.89%	0
2015	12.429012	11.551886	-7.06%	0
2014	12.287922	12.429012	1.15%	0
2013	9.850780	12.287922	24.74%	0
2012*	10.000000	9.850780	-1.49%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	25.626269	32.710079	27.64%	0
2018	30.478631	25.626269	-15.92%	0
2017	23.023571	30.478631	32.38%	0
2016	23.746635	23.023571	-3.04%	0
2015	23.589628	23.746635	0.67%	0
2014	23.804799	23.589628	-0.90%	0
2013	19.304791	23.804799	23.31%	0
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
2010	16.472439	18.506920	12.35%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.086078	9.758371	7.40%	0
2018	9.804027	9.086078	-7.32%	0
2017	9.521245	9.804027	2.97%	0
2016	9.226744	9.521245	3.19%	0
2015	9.745189	9.226744	-5.32%	0
2014	9.792278	9.745189	-0.48%	0
2013	10.121911	9.792278	-3.26%	0
2012*	10.000000	10.121911	1.22%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.104939	10.069760	24.24%	0
2018	10.377570	8.104939	-21.90%	0
2017	8.451484	10.377570	22.79%	0
2016	8.946123	8.451484	-5.53%	0
2015	8.935811	8.946123	0.12%	0
2014*	10.000000	8.935811	-10.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	20.055270	25.654317	27.92%	249
2018	22.477992	20.055270	-10.78%	262
2017	19.845695	22.477992	13.26%	284
2016	18.362056	19.845695	8.08%	322
2015	18.340665	18.362056	0.12%	350
2014	17.108969	18.340665	7.20%	856
2013	13.405208	17.108969	27.63%	945
2012	11.839902	13.405208	13.22%	1,023
2011	12.231258	11.839902	-3.20%	4,143
2010	10.875163	12.231258	12.47%	4,625
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	27.370337	33.522148	22.48%	0
2018	31.514054	27.370337	-13.15%	0
2017	28.489396	31.514054	10.62%	0
2016	24.931712	28.489396	14.27%	0
2015	27.342714	24.931712	-8.82%	0
2014	25.220008	27.342714	8.42%	0
2013	18.469647	25.220008	36.55%	0
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
2010	14.272418	17.054243	19.49%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.809677	15.147072	18.25%	0
2018	13.953460	12.809677	-8.20%	0
2017	12.148898	13.953460	14.85%	0
2016	12.840543	12.148898	-5.39%	0
2015	14.428487	12.840543	-11.01%	0
2014	15.685468	14.428487	-8.01%	0
2013	12.909343	15.685468	21.50%	0
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
2010	11.732834	12.381207	5.53%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.453044	12.365710	7.97%	0
2018	12.051901	11.453044	-4.97%	0
2017	11.633801	12.051901	3.59%	0
2016	10.311136	11.633801	12.83%	0
2015	11.357994	10.311136	-9.22%	0
2014	11.478556	11.357994	-1.05%	0
2013	10.698059	11.478556	7.30%	0
2012*	10.000000	10.698059	6.98%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.834931	19.870138	33.94%	0
2018	15.289527	14.834931	-2.97%	0
2017	12.407502	15.289527	23.23%	0
2016	12.040699	12.407502	3.05%	0
2015	13.161138	12.040699	-8.51%	0
2014	12.565398	13.161138	4.74%	0
2013	9.958961	12.565398	26.17%	0
2012*	10.000000	9.958961	-0.41%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	20.845182	24.749085	18.73%	0
2018	21.379086	20.845182	-2.50%	0
2017	18.635914	21.379086	14.72%	0
2016	18.395582	18.635914	1.31%	0
2015	18.867567	18.395582	-2.50%	0
2014	17.952076	18.867567	5.10%	0
2013	15.432076	17.952076	16.33%	0
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
2010	13.567318	14.243755	4.99%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.241967	9.806553	6.11%	0
2018	9.643594	9.241967	-4.16%	0
2017	9.608628	9.643594	0.36%	0
2016	9.679740	9.608628	-0.73%	0
2015*	10.000000	9.679740	-3.20%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	31.414418	41.744776	32.88%	0
2018	31.811384	31.414418	-1.25%	0
2017	25.199374	31.811384	26.24%	0
2016	25.455439	25.199374	-1.01%	0
2015	23.419913	25.455439	8.69%	0
2014	22.236425	23.419913	5.32%	0
2013	17.496299	22.236425	27.09%	0
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0
2010	15.571687	16.100090	3.39%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.296077	29.946869	40.62%	0
2018	21.738254	21.296077	-2.03%	0
2017	15.447100	21.738254	40.73%	0
2016	13.971707	15.447100	10.56%	0
2015	13.750210	13.971707	1.61%	0
2014	12.950277	13.750210	6.18%	0
2013	9.850573	12.950277	31.47%	0
2012*	10.000000	9.850573	-1.49%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.718592	24.260347	23.03%	0
2018	23.934065	19.718592	-17.61%	0
2017	18.842120	23.934065	27.02%	0
2016	20.798527	18.842120	-9.41%	0
2015	23.488230	20.798527	-11.45%	0
2014	27.520647	23.488230	-14.65%	0
2013	24.800460	27.520647	10.97%	0
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
2010	28.296028	34.350421	21.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.355180	9.584708	14.72%	0
2018	10.567307	8.355180	-20.93%	0
2017	8.512932	10.567307	24.13%	0
2016	7.258100	8.512932	17.29%	0
2015	9.350477	7.258100	-22.38%	0
2014*	10.000000	9.350477	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.562597	10.066182	5.27%	0
2018	9.951968	9.562597	-3.91%	0
2017	9.867112	9.951968	0.86%	0
2016*	10.000000	9.867112	-1.33%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.642985	20.087173	37.18%	0
2018	15.346537	14.642985	-4.58%	0
2017	12.509386	15.346537	22.68%	0
2016	11.840151	12.509386	5.65%	0
2015	12.461238	11.840151	-4.98%	0
2014	13.873327	12.461238	-10.18%	0
2013	10.117195	13.873327	37.13%	0
2012*	10.000000	10.117195	1.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.102379	29.051434	25.75%	246
2018	26.545898	23.102379	-12.97%	261
2017	23.294859	26.545898	13.96%	277
2016	21.084033	23.294859	10.49%	309
2015	21.918476	21.084033	-3.81%	339
2014	20.483269	21.918476	7.01%	981
2013	15.556961	20.483269	31.67%	1,054
2012	13.826635	15.556961	12.51%	1,181
2011	14.305464	13.826635	-3.35%	4,752
2010	13.246626	14.305464	7.99%	5,095
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.739986	7.40%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.612425	19.048722	22.01%	0
2018	17.813865	15.612425	-12.36%	0
2017	14.464760	17.813865	23.15%	0
2016	14.344457	14.464760	0.84%	0
2015	13.894660	14.344457	3.24%	0
2014	14.149367	13.894660	-1.80%	0
2013	11.416695	14.149367	23.94%	0
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
2010*	10.000000	10.633931	6.34%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.007701	16.274963	35.54%	0
2018	12.297638	12.007701	-2.36%	0
2017	9.885687	12.297638	24.40%	0
2016	9.618222	9.885687	2.78%	0
2015*	10.000000	9.618222	-3.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.774715	11.572404	7.40%	0
2018	11.200311	10.774715	-3.80%	0
2017	10.891824	11.200311	2.83%	0
2016	10.595301	10.891824	2.80%	0
2015	11.003339	10.595301	-3.71%	0
2014	10.534908	11.003339	4.45%	0
2013	10.912885	10.534908	-3.46%	0
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
2010	9.692062	10.056502	3.76%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.559007	20.574362	10.86%	0
2018	20.565299	18.559007	-9.76%	0
2017	19.325261	20.565299	6.42%	0
2016	17.996567	19.325261	7.38%	0
2015	18.754611	17.996567	-4.04%	0
2014	18.772199	18.754611	-0.09%	0
2013	21.188379	18.772199	-11.40%	0
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
2010	16.738575	17.836684	6.56%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.877612	11.022440	24.16%	0
2018	9.927537	8.877612	-10.58%	0
2017	9.083649	9.927537	9.29%	0
2016	8.136315	9.083649	11.64%	0
2015*	10.000000	8.136315	-18.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.699550	18.903058	20.41%	0
2018	17.422478	15.699550	-9.89%	0
2017	15.266645	17.422478	14.12%	0
2016	14.162801	15.266645	7.79%	0
2015	15.712031	14.162801	-9.86%	0
2014	16.522449	15.712031	-4.90%	0
2013	12.898411	16.522449	28.10%	0
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
2010*	10.000000	11.258738	12.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.718342	16.088940	17.28%	0
2018	14.870889	13.718342	-7.75%	0
2017	13.224985	14.870889	12.45%	0
2016	12.494364	13.224985	5.85%	0
2015	12.742142	12.494364	-1.94%	0
2014	12.498958	12.742142	1.95%	0
2013	10.440945	12.498958	19.71%	0
2012	9.292925	10.440945	12.35%	972
2011	9.481762	9.292925	-1.99%	3,235
2010	8.717180	9.481762	8.77%	3,530
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.505576	10.059096	5.82%	0
2018	9.897293	9.505576	-3.96%	0
2017	9.874901	9.897293	0.23%	0
2016	9.906438	9.874901	-0.32%	0
2015	10.225941	9.906438	-3.12%	0
2014	10.031886	10.225941	1.93%	0
2013	10.604466	10.031886	-5.40%	0
2012	10.405173	10.604466	1.92%	937
2011	10.134927	10.405173	2.67%	2,874
2010	9.847653	10.134927	2.92%	3,036
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.170298	19.853583	30.87%	0
2018	17.251704	15.170298	-12.06%	0
2017	13.564607	17.251704	27.18%	0
2016	13.942462	13.564607	-2.71%	0
2015	13.477080	13.942462	3.45%	0
2014	13.629424	13.477080	-1.12%	0
2013	10.911161	13.629424	24.91%	0
2012	9.204715	10.911161	18.54%	0
2011	10.452221	9.204715	-11.94%	0
2010	9.671213	10.452221	8.08%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.882898	21.358299	26.51%	0
2018	17.504988	16.882898	-3.55%	0
2017	14.105184	17.504988	24.10%	0
2016	13.318083	14.105184	5.91%	0
2015	12.887549	13.318083	3.34%	0
2014	12.281727	12.887549	4.93%	0
2013	9.758731	12.281727	25.85%	0
2012	8.561046	9.758731	13.99%	0
2011	9.249882	8.561046	-7.45%	0
2010	8.059583	9.249882	14.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.160164	17.278682	22.02%	0
2018	14.911377	14.160164	-5.04%	0
2017	12.593819	14.911377	18.40%	0
2016	11.674447	12.593819	7.88%	0
2015	11.893910	11.674447	-1.85%	0
2014	11.112581	11.893910	7.03%	0
2013	8.606762	11.112581	29.11%	0
2012	7.572329	8.606762	13.66%	1,218
2011	7.976347	7.572329	-5.07%	4,066
2010	7.401987	7.976347	7.76%	4,367
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.142068	12.870996	6.00%	0
2018	12.807093	12.142068	-5.19%	0
2017	12.403196	12.807093	3.26%	0
2016	11.756026	12.403196	5.51%	0
2015	12.467540	11.756026	-5.71%	0
2014	12.359879	12.467540	0.87%	0
2013	12.873812	12.359879	-3.99%	0
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
2010	10.732479	11.524698	7.38%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.650158	25.466503	23.32%	63
2018	22.985288	20.650158	-10.16%	64
2017	20.112105	22.985288	14.29%	71
2016	17.615407	20.112105	14.17%	84
2015	19.406089	17.615407	-9.23%	89
2014	18.347900	19.406089	5.77%	88
2013	13.965651	18.347900	31.38%	99
2012	12.171939	13.965651	14.74%	115
2011	12.862705	12.171939	-5.37%	440
2010	11.474268	12.862705	12.10%	588

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.410026	10.502730	11.61%	0
2018	10.589789	9.410026	-11.14%	0
2017	9.207724	10.589789	15.01%	0
2016	9.208035	9.207724	0.00%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.985027	10.334014	3.50%	0
2018*	10.000000	9.985027	-0.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	16.125781	17.966370	11.41%	0
2018	17.123659	16.125781	-5.83%	0
2017	16.517505	17.123659	3.67%	0
2016	14.900047	16.517505	10.86%	0
2015	15.755967	14.900047	-5.43%	0
2014	15.823001	15.755967	-0.42%	0
2013	15.219184	15.823001	3.97%	0
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
2010	12.352730	13.572473	9.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.949557	17.349412	24.37%	0
2018	15.126133	13.949557	-7.78%	0
2017	12.485075	15.126133	21.15%	0
2016	11.323283	12.485075	10.26%	0
2015	11.802286	11.323283	-4.06%	0
2014	11.406604	11.802286	3.47%	0
2013	8.184199	11.406604	39.37%	0
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
2010	7.506086	8.409970	12.04%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.759209	11.298205	28.99%	435
2018	10.827384	8.759209	-19.10%	456
2017	8.881643	10.827384	21.91%	450
2016	9.377992	8.881643	-5.29%	491
2015	9.721787	9.377992	-3.54%	507
2014	10.149421	9.721787	-4.21%	1,234
2013	8.632848	10.149421	17.57%	1,222
2013	8.632848	10.149421	17.57%	1,222
2012	7.696693	8.632848	12.16%	1,315
2011	8.770226	7.696693	-12.24%	4,856
2010	7.936278	8.770226	10.51%	4,970

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.472636	25.648351	25.28%	243
2018	21.146329	20.472636	-3.19%	266
2017	18.109541	21.146329	16.77%	314
2016	16.776845	18.109541	7.94%	352
2015	17.164345	16.776845	-2.26%	381
2014	15.808910	17.164345	8.57%	917
2013	12.448042	15.808910	27.00%	1,011
2012	11.261292	12.448042	10.54%	1,122
2011	11.553244	11.261292	-2.53%	4,396
2010	10.508449	11.553244	9.94%	4,895
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.653911	14.027354	20.37%	0
2018	13.449302	11.653911	-13.35%	0
2017	11.560801	13.449302	16.34%	0
2016	10.986235	11.560801	5.23%	0
2015	11.516396	10.986235	-4.60%	0
2014	11.349973	11.516396	1.47%	0
2013	9.027796	11.349973	25.72%	0
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
2010	7.888258	8.805257	11.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.159012	12.588534	12.81%	0
2018	12.258391	11.159012	-8.97%	0
2017	11.265707	12.258391	8.81%	0
2016	10.933381	11.265707	3.04%	0
2015	11.380523	10.933381	-3.93%	0
2014	11.237499	11.380523	1.27%	0
2013	10.093594	11.237499	11.33%	0
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0
2010	9.114068	9.770807	7.21%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.611674	13.557095	16.75%	0
2018	13.023217	11.611674	-10.84%	0
2017	11.580574	13.023217	12.46%	0
2016	11.111875	11.580574	4.22%	0
2015	11.597896	11.111875	-4.19%	0
2014	11.408379	11.597896	1.66%	0
2013	9.690227	11.408379	17.73%	0
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
2010	8.583077	9.366872	9.13%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.259804	11.025339	7.46%	0
2018	10.850648	10.259804	-5.45%	0
2017	10.505769	10.850648	3.28%	0
2016	10.341600	10.505769	1.59%	0
2015	10.729227	10.341600	-3.61%	0
2014	10.692896	10.729227	0.34%	0
2013	10.494561	10.692896	1.89%	0
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
2010	9.845585	10.210283	3.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.190168	11.265376	10.55%	0
2018	11.287862	10.190168	-9.72%	0
2017	10.128395	11.287862	11.45%	0
2016	9.880975	10.128395	2.50%	0
2015	10.632723	9.880975	-7.07%	0
2014	10.708277	10.632723	-0.71%	0
2013*	10.000000	10.708277	7.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.457551	11.719619	12.07%	0
2018	11.591617	10.457551	-9.78%	0
2017	10.133802	11.591617	14.39%	0
2016	9.825212	10.133802	3.14%	0
2015	10.637489	9.825212	-7.64%	0
2014	10.845305	10.637489	-1.92%	0
2013*	10.000000	10.845305	8.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.432691	13.115451	14.72%	0
2018	12.674342	11.432691	-9.80%	0
2017	11.451970	12.674342	10.67%	0
2016	11.048451	11.451970	3.65%	0
2015	11.501056	11.048451	-3.94%	0
2014	11.326913	11.501056	1.54%	0
2013	9.902073	11.326913	14.39%	0
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0
2010	8.848983	9.569532	8.14%	14,644

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.610240	13.779833	18.69%	0
2018	13.214955	11.610240	-12.14%	0
2017	11.525753	13.214955	14.66%	0
2016	11.031564	11.525753	4.48%	0
2015	11.535018	11.031564	-4.36%	0
2014	11.361262	11.535018	1.53%	10,455
2013	9.414815	11.361262	20.67%	10,455
2012	8.462339	9.414815	11.26%	10,455
2011	9.141654	8.462339	-7.43%	10,455
2010	8.308527	9.141654	10.03%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.944354	12.146850	10.99%	0
2018	11.836939	10.944354	-7.54%	0
2017	11.092818	11.836939	6.71%	0
2016	10.776803	11.092818	2.93%	0
2015	11.218199	10.776803	-3.93%	0
2014	11.100119	11.218199	1.06%	0
2013	10.276631	11.100119	8.01%	0
2012	9.618253	10.276631	6.85%	0
2011	9.931725	9.618253	-3.16%	5,634
2010	9.380781	9.931725	5.87%	5,634
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.110274	13.227391	9.22%	421
2018	14.795550	12.110274	-18.15%	382
2017	12.415428	14.795550	19.17%	383
2016	12.644249	12.415428	-1.81%	434
2015	13.550937	12.644249	-6.69%	424
2014	15.193637	13.550937	-10.81%	909
2013	13.029123	15.193637	16.61%	871
2012	11.223325	13.029123	16.09%	969
2011	13.198232	11.223325	-14.96%	3,551
2010	12.781023	13.198232	3.26%	3,461
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.590083	11.177369	5.55%	523
2018	10.983704	10.590083	-3.58%	583
2017	10.857037	10.983704	1.17%	574
2016	10.647436	10.857037	1.97%	549
2015	11.062851	10.647436	-3.76%	561
2014	10.883989	11.062851	1.64%	1,866
2013	11.452872	10.883989	-4.97%	1,860
2012	10.974559	11.452872	4.36%	1,661
2011	10.637758	10.974559	3.17%	5,424
2010	10.259987	10.637758	3.68%	6,328

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.202984	11.921749	6.42%	0
2018	11.709652	11.202984	-4.33%	0
2017	11.620643	11.709652	0.77%	0
2016	11.580425	11.620643	0.35%	0
2015	11.988317	11.580425	-3.40%	0
2014	11.771691	11.988317	1.84%	0
2013	12.376886	11.771691	-4.89%	0
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
2010	11.007805	11.555938	4.98%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.245338	11.914659	16.29%	0
2018	11.749995	10.245338	-12.81%	0
2017	10.264080	11.749995	14.48%	0
2016	9.489166	10.264080	8.17%	0
2015	10.091417	9.489166	-5.97%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.902396	11.299218	14.11%	0
2018	11.065001	9.902396	-10.51%	0
2017	10.009879	11.065001	10.54%	0
2016	9.476936	10.009879	5.62%	0
2015	9.935032	9.476936	-4.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.804111	27.161546	19.11%	0
2018	28.525912	22.804111	-20.06%	0
2017	20.800327	28.525912	37.14%	0
2016	19.929276	20.800327	4.37%	0
2015	24.502535	19.929276	-18.66%	0
2014	26.768559	24.502535	-8.47%	0
2013	27.450406	26.768559	-2.48%	0
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
2010	28.566296	32.152789	12.55%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.882964	10.198116	3.19%	571
2018	10.184670	9.882964	-2.96%	631
2017	10.273847	10.184670	-0.87%	618
2016	10.501943	10.273847	-2.17%	573
2015	10.827398	10.501943	-3.01%	569
2014	10.663541	10.827398	1.54%	2,055
2013	11.446279	10.663541	-6.84%	2,004
2012	11.439325	11.446279	0.06%	1,751
2011	10.983118	11.439325	4.15%	5,539
2010	10.794908	10.983118	1.74%	6,441

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.419323	7.332506	-1.17%	0
2018	7.537338	7.419323	-1.57%	0
2017	7.729246	7.537338	-2.48%	0
2016	7.958840	7.729246	-2.88%	0
2015	8.196538	7.958840	-2.90%	0
2014	8.441332	8.196538	-2.90%	685
2013	8.693441	8.441332	-2.90%	641
2012	8.953798	8.693441	-2.91%	576
2011	9.220462	8.953798	-2.89%	1,813
2010	9.495826	9.220462	-2.90%	1,774
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.512188	8.673973	15.47%	0
2018	9.082341	7.512188	-17.29%	0
2017	7.359978	9.082341	23.40%	0
2016	7.531454	7.359978	-2.28%	0
2015	8.014610	7.531454	-6.03%	0
2014	8.313853	8.014610	-3.60%	0
2013	7.282982	8.313853	14.15%	0
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
2010	6.788311	7.448760	9.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.044257	9.467096	17.69%	0
2018	9.649088	8.044257	-16.63%	0
2017	7.983766	9.649088	20.86%	0
2016	8.178765	7.983766	-2.38%	0
2015	8.541755	8.178765	-4.25%	0
2014	9.377179	8.541755	-8.91%	0
2013	7.980333	9.377179	17.50%	0
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0
2010	7.878353	8.216055	4.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.728110	23.702225	20.14%	0
2018	22.295069	19.728110	-11.51%	0
2017	19.386070	22.295069	15.01%	0
2016	18.236733	19.386070	6.30%	0
2015	18.970816	18.236733	-3.87%	0
2014	18.609670	18.970816	1.94%	0
2013	15.061351	18.609670	23.56%	1,281
2012	13.383732	15.061351	12.53%	2,736
2011	14.346743	13.383732	-6.71%	4,562
2010	12.889288	14.346743	11.31%	11,310

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.127599	15.822452	12.00%	0
2018	15.293652	14.127599	-7.62%	0
2017	14.171630	15.293652	7.92%	0
2016	13.728417	14.171630	3.23%	0
2015	14.163056	13.728417	-3.07%	0
2014	13.946559	14.163056	1.55%	0
2013	12.663108	13.946559	10.14%	0
2012	11.923100	12.663108	6.21%	0
2011	12.170723	11.923100	-2.03%	0
2010	11.413830	12.170723	6.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.550405	19.275054	16.46%	0
2018	18.227027	16.550405	-9.20%	0
2017	16.348702	18.227027	11.49%	0
2016	15.626201	16.348702	4.62%	0
2015	16.178990	15.626201	-3.42%	0
2014	15.836786	16.178990	2.16%	0
2013	13.648824	15.836786	16.03%	0
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
2010	11.967189	13.018358	8.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.239018	11.953455	6.36%	0
2018	11.789174	11.239018	-4.67%	0
2017	11.487467	11.789174	2.63%	0
2016	11.345826	11.487467	1.25%	0
2015	11.653847	11.345826	-2.64%	0
2014	11.552465	11.653847	0.88%	0
2013	11.349123	11.552465	1.79%	0
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0
2010	10.813710	11.118923	2.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.264658	11.262542	9.72%	0
2018	11.203265	10.264658	-8.38%	0
2017	10.117291	11.203265	10.73%	0
2016	9.856024	10.117291	2.65%	0
2015	10.490452	9.856024	-6.05%	0
2014	10.544810	10.490452	-0.52%	0
2013*	10.000000	10.544810	5.45%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.538341	11.793083	11.91%	0
2018	11.554469	10.538341	-8.79%	0
2017	10.172851	11.554469	13.58%	0
2016	9.794964	10.172851	3.86%	0
2015	10.502950	9.794964	-6.74%	0
2014	10.632334	10.502950	-1.22%	0
2013*	10.000000	10.632334	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.712579	17.964335	14.33%	0
2018	17.159248	15.712579	-8.43%	0
2017	15.647436	17.159248	9.66%	0
2016	15.039171	15.647436	4.04%	0
2015	15.540379	15.039171	-3.23%	0
2014	15.216139	15.540379	2.13%	0
2013	13.436334	15.216139	13.25%	0
2012	12.488329	13.436334	7.59%	0
2011	12.865699	12.488329	-2.93%	3,391
2010	11.945969	12.865699	7.70%	5,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.126904	21.443342	18.30%	0
2018	20.235014	18.126904	-10.42%	0
2017	17.858835	20.235014	13.31%	0
2016	16.952816	17.858835	5.34%	0
2015	17.587545	16.952816	-3.61%	8,619
2014	17.257369	17.587545	1.91%	9,887
2013	14.522736	17.257369	18.83%	9,887
2012	13.148235	14.522736	10.45%	21,404
2011	13.834352	13.148235	-4.96%	21,404
2010	12.626673	13.834352	9.56%	67,092
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.508815	14.885695	10.19%	0
2018	14.454008	13.508815	-6.54%	0
2017	13.629001	14.454008	6.05%	0
2016	13.277656	13.629001	2.65%	0
2015	13.678417	13.277656	-2.93%	0
2014	13.449508	13.678417	1.70%	0
2013	12.535527	13.449508	7.29%	0
2012	11.950049	12.535527	4.90%	0
2011	12.057428	11.950049	-0.89%	0
2010	11.442840	12.057428	5.37%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.359809	3.60%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.657349	6.57%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.233462	19.261637	26.44%	127
2018	16.235100	15.233462	-6.17%	126
2017	12.872211	16.235100	26.13%	155
2016	12.996915	12.872211	-0.96%	177
2015	12.978907	12.996915	0.14%	184
2014	12.135011	12.978907	6.95%	546
2013	9.297566	12.135011	30.52%	595
2012	8.245085	9.297566	12.76%	648
2011	8.774456	8.245085	-6.03%	2,573
2010	7.833226	8.774456	12.02%	2,854
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.415834	12.032416	15.52%	0
2018	11.272093	10.415834	-7.60%	0
2017	9.874425	11.272093	14.15%	0
2016	9.367756	9.874425	5.41%	0
2015	9.869352	9.367756	-5.08%	0
2014*	10.000000	9.869352	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.689291	13.845469	18.45%	0
2018	12.358672	11.689291	-5.42%	0
2017	10.457616	12.358672	18.18%	0
2016	9.786007	10.457616	6.86%	0
2015	10.064079	9.786007	-2.76%	0
2014*	10.000000	10.064079	0.64%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.644188	32.863333	33.35%	0
2018	25.781771	24.644188	-4.41%	0
2017	20.893587	25.781771	23.40%	0
2016	20.823558	20.893587	0.34%	0
2015	20.458838	20.823558	1.78%	0
2014	19.408094	20.458838	5.41%	0
2013	14.665830	19.408094	32.34%	0
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
2010	12.784563	13.471332	5.37%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.610318	25.352713	23.01%	0
2018	23.450415	20.610318	-12.11%	0
2017	22.269579	23.450415	5.30%	0
2016	19.076817	22.269579	16.74%	0
2015	20.559926	19.076817	-7.21%	0
2014	18.746633	20.559926	9.67%	0
2013	14.662300	18.746633	27.86%	0
2012	13.195095	14.662300	11.12%	0
2011	13.522605	13.195095	-2.42%	0
2010	12.307543	13.522605	9.87%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	28.056244	34.230838	22.01%	0
2018	32.611944	28.056244	-13.97%	0
2017	29.005957	32.611944	12.43%	0
2016	24.831426	29.005957	16.81%	0
2015	26.238050	24.831426	-5.36%	0
2014	24.695321	26.238050	6.25%	0
2013	19.115213	24.695321	29.19%	0
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
2010	14.451126	17.709243	22.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.682098	13.187462	12.89%	0
2018	14.556685	11.682098	-19.75%	0
2017	12.233257	14.556685	18.99%	0
2016	11.999866	12.233257	1.94%	0
2015	13.056372	11.999866	-8.09%	0
2014	14.887159	13.056372	-12.30%	0
2013	12.665540	14.887159	17.54%	0
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
2010	13.353625	13.731036	2.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.379608	15.037675	21.47%	0
2018	14.456551	12.379608	-14.37%	0
2017	13.017423	14.456551	11.06%	0
2016	11.551558	13.017423	12.69%	0
2015	12.320023	11.551558	-6.24%	0
2014	11.509066	12.320023	7.05%	0
2013	8.777907	11.509066	31.11%	0
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
2010	7.701118	8.431081	9.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.697962	18.877597	20.26%	124
2018	18.619124	15.697962	-15.69%	123
2017	16.842631	18.619124	10.55%	132
2016	14.749195	16.842631	14.19%	144
2015	15.641116	14.749195	-5.70%	158
2014	13.765312	15.641116	13.63%	566
2013	10.448424	13.765312	31.75%	616
2012	9.249337	10.448424	12.96%	731
2011	9.751416	9.249337	-5.15%	2,894
2010	8.394383	9.751416	16.17%	3,011

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	19.124632	25.139673	31.45%	0
2018	21.462852	19.124632	-10.89%	0
2017	17.731569	21.462852	21.04%	0
2016	16.897979	17.731569	4.93%	0
2015	17.311050	16.897979	-2.39%	0
2014	17.386808	17.311050	-0.44%	0
2013	12.438758	17.386808	39.78%	0
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
2010	9.686332	11.766965	21.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	23.919360	27.566877	15.25%	0
2018	29.728843	23.919360	-19.54%	0
2017	28.150067	29.728843	5.61%	0
2016	23.077196	28.150067	21.98%	0
2015	25.361690	23.077196	-9.01%	0
2014	24.464109	25.361690	3.67%	0
2013	17.992753	24.464109	35.97%	0
2012	15.403592	17.992753	16.81%	0
2011	16.777758	15.403592	-8.19%	0
2010	13.661520	16.777758	22.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.367344	29.659647	21.72%	0
2018	28.795186	24.367344	-15.38%	0
2017	26.195054	28.795186	9.93%	0
2016	22.012556	26.195054	19.00%	0
2015	23.108030	22.012556	-4.74%	0
2014	23.666716	23.108030	-2.36%	0
2013	17.341029	23.666716	36.48%	0
2012	15.499985	17.341029	11.88%	0
2011	16.945440	15.499985	-8.53%	0
2010	13.963095	16.945440	21.36%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.749700	18.052403	22.39%	355
2018	16.141138	14.749700	-8.62%	357
2017	14.042901	16.141138	14.94%	409
2016	13.133459	14.042901	6.92%	452
2015	13.582555	13.133459	-3.31%	487
2014	12.657874	13.582555	7.31%	1,289
2013	9.408475	12.657874	34.54%	1,384
2012	8.699807	9.408475	8.15%	1,622
2011	9.261589	8.699807	-6.07%	6,154
2010	7.719165	9.261589	19.98%	6,763

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.633173	14.734951	26.66%	0
2018	12.489399	11.633173	-6.86%	0
2017	12.116879	12.489399	3.07%	0
2016	11.642006	12.116879	4.08%	0
2015	12.709160	11.642006	-8.40%	0
2014	10.177146	12.709160	24.88%	0
2013	10.205554	10.177146	-0.28%	0
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
2010	6.999263	8.823372	26.06%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.645946	18.607115	27.05%	0
2018	15.858815	14.645946	-7.65%	0
2017	13.471620	15.858815	17.72%	0
2016	12.453545	13.471620	8.17%	0
2015	12.705694	12.453545	-1.98%	0
2014	11.571839	12.705694	9.80%	0
2013*	10.000000	11.571839	15.72%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.794529	8.888536	1.07%	0
2018	8.984956	8.794529	-2.12%	0
2017	9.108717	8.984956	-1.36%	0
2016	9.151961	9.108717	-0.47%	0
2015	9.457573	9.151961	-3.23%	0
2014	9.692167	9.457573	-2.42%	0
2013	9.971131	9.692167	-2.80%	0
2012	9.920175	9.971131	0.51%	0
2011	10.084728	9.920175	-1.63%	0
2010	10.140526	10.084728	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.058577	15.844855	21.34%	0
2018	15.172066	13.058577	-13.93%	0
2017	13.683374	15.172066	10.88%	0
2016	11.657735	13.683374	17.38%	0
2015	12.622190	11.657735	-7.64%	0
2014	12.433297	12.622190	1.52%	0
2013*	10.000000	12.433297	24.33%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.481382	19.241443	32.87%	164
2018	16.047608	14.481382	-9.76%	171
2017	12.958738	16.047608	23.84%	207
2016	12.582713	12.958738	2.99%	240
2015	13.003530	12.582713	-3.24%	241
2014	12.911677	13.003530	0.71%	626
2013	9.593417	12.911677	34.59%	610
2012	8.618481	9.593417	11.31%	719
2011	9.288845	8.618481	-7.22%	2,866
2010	7.563927	9.288845	22.80%	3,194
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	27.385529	35.228598	28.64%	0
2018	30.188290	27.385529	-9.28%	0
2017	24.956855	30.188290	20.96%	0
2016	24.673325	24.956855	1.15%	0
2015	25.160035	24.673325	-1.93%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.059541	8.114344	0.68%	633
2018	8.217693	8.059541	-1.92%	668
2017	8.387695	8.217693	-2.03%	667
2016	8.533457	8.387695	-1.71%	636
2015	8.772210	8.533457	-2.72%	617
2014	8.979433	8.772210	-2.31%	1,938
2013	9.190931	8.979433	-2.30%	1,855
2012	9.049401	9.190931	1.56%	1,696
2011	9.292097	9.049401	-2.61%	5,405
2010	9.089228	9.292097	2.23%	6,123
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.541647	27.553775	22.23%	0
2018	24.629160	22.541647	-8.48%	0
2017	21.415596	24.629160	15.01%	0
2016	20.073685	21.415596	6.68%	0
2015	20.769522	20.073685	-3.35%	0
2014	19.377985	20.769522	7.18%	0
2013	14.502811	19.377985	33.62%	0
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
2010	11.987813	14.300964	19.30%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.736412	10.564328	8.50%	0
2018	10.606624	9.736412	-8.20%	0
2017	9.633593	10.606624	10.10%	0
2016	8.786532	9.633593	9.64%	0
2015	9.964617	8.786532	-11.82%	0
2014	10.215768	9.964617	-2.46%	0
2013	10.509407	10.215768	-2.79%	0
2012*	10.000000	10.509407	5.09%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.850829	10.966692	11.33%	0
2018	10.661104	9.850829	-7.60%	0
2017	10.000549	10.661104	6.61%	0
2016	9.096467	10.000549	9.94%	0
2015	9.595086	9.096467	-5.20%	0
2014*	10.000000	9.595086	-4.05%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.789600	10.163271	3.82%	0
2018	10.511791	9.789600	-6.87%	0
2017	9.775500	10.511791	7.53%	0
2016	9.782613	9.775500	-0.07%	0
2015	10.853564	9.782613	-9.87%	0
2014	11.144180	10.853564	-2.61%	0
2013	12.283684	11.144180	-9.28%	0
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0
2010	10.752746	11.419466	6.20%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.670462	9.758456	0.91%	225
2018	9.937324	9.670462	-2.69%	238
2017	10.106734	9.937324	-1.68%	237
2016	10.273676	10.106734	-1.62%	226
2015	10.558465	10.273676	-2.70%	220
2014	10.793047	10.558465	-2.17%	632
2013	11.141266	10.793047	-3.13%	610
2012	10.850965	11.141266	2.68%	551
2011	11.062643	10.850965	-1.91%	1,781
2010	10.831352	11.062643	2.14%	2,042
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.787257	9.759662	-0.28%	0
2018	9.939350	9.787257	-1.53%	0
2017	10.004751	9.939350	-0.65%	0
2016*	10.000000	10.004751	0.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.645101	10.137783	5.11%	0
2018	9.998256	9.645101	-3.53%	0
2017	9.822866	9.998256	1.79%	0
2016	9.860673	9.822866	-0.38%	0
2015	10.121201	9.860673	-2.57%	0
2014	10.006464	10.121201	1.15%	0
2013	10.521328	10.006464	-4.89%	0
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.899589	12.535250	26.62%	0
2018	11.142906	9.899589	-11.16%	0
2017*	10.000000	11.142906	11.43%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.968912	17.219850	32.78%	0
2018	13.047976	12.968912	-0.61%	0
2017	10.264294	13.047976	27.12%	0
2016*	10.000000	10.264294	2.64%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.534201	16.447318	21.52%	0
2018	17.235355	13.534201	-21.47%	0
2017	14.021442	17.235355	22.92%	0
2016	14.802249	14.021442	-5.27%	0
2015	15.223080	14.802249	-2.76%	0
2014	16.817740	15.223080	-9.48%	0
2013	13.523539	16.817740	24.36%	0
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
2010	13.257416	14.163989	6.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.355518	37.914009	24.90%	0
2018	31.001854	30.355518	-2.08%	0
2017	25.077071	31.001854	23.63%	0
2016	28.923502	25.077071	-13.30%	0
2015	26.484581	28.923502	9.21%	0
2014	20.785083	26.484581	27.42%	0
2013	14.221562	20.785083	46.15%	0
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0
2010*	10.000000	10.430925	4.31%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.747719	5.142336	8.31%	0
2018	6.832446	4.747719	-30.51%	0
2017	7.177394	6.832446	-4.81%	0
2016	5.153727	7.177394	39.27%	0
2015	7.997153	5.153727	-35.56%	0
2014	10.212105	7.997153	-21.69%	0
2013	9.535411	10.212105	7.10%	0
2012*	10.000000	9.535411	-4.65%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.866100	5.285808	8.63%	0
2018	6.988633	4.866100	-30.37%	0
2017	7.321046	6.988633	-4.54%	0
2016	5.245992	7.321046	39.56%	0
2015	8.118390	5.245992	-35.38%	0
2014	10.335762	8.118390	-21.45%	0
2013	9.630041	10.335762	7.33%	0
2012*	10.000000	9.630041	-3.70%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.677222	6.77%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	23.999065	29.089002	21.21%	0
2018	24.400768	23.999065	-1.65%	0
2017	19.964663	24.400768	22.22%	0
2016	19.081089	19.964663	4.63%	0
2015	20.234388	19.081089	-5.70%	0
2014	21.237716	20.234388	-4.72%	0
2013	14.558575	21.237716	45.88%	0
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0
2010	12.188880	15.004507	23.10%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.575045	11.827289	11.84%	0
2018	11.762646	10.575045	-10.10%	0
2017	10.600727	11.762646	10.96%	0
2016	10.566363	10.600727	0.33%	0
2015	11.030999	10.566363	-4.21%	0
2014	10.907449	11.030999	1.13%	0
2013	10.040753	10.907449	8.63%	0
2012*	10.000000	10.040753	0.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.540727	24.641768	19.97%	0
2018	22.482901	20.540727	-8.64%	0
2017	19.531704	22.482901	15.11%	0
2016	18.117961	19.531704	7.80%	0
2015	18.406096	18.117961	-1.57%	0
2014	17.353374	18.406096	6.07%	0
2013	13.284911	17.353374	30.62%	0
2012	11.676148	13.284911	13.78%	0
2011	11.341816	11.676148	2.95%	0
2010	10.360313	11.341816	9.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.572853	8.583411	13.34%	0
2018*	10.000000	7.572853	-24.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.849345	31.243396	16.37%	0
2018	32.667224	26.849345	-17.81%	0
2017	29.824665	32.667224	9.53%	0
2016	24.623690	29.824665	21.12%	0
2015	26.904295	24.623690	-8.48%	0
2014	25.445763	26.904295	5.73%	0
2013	19.049435	25.445763	33.58%	0
2012	16.569556	19.049435	14.97%	0
2011	18.683316	16.569556	-11.31%	0
2010	15.207120	18.683316	22.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.373471	10.963731	5.69%	0
2018	11.000653	10.373471	-5.70%	0
2017	10.932674	11.000653	0.62%	0
2016	10.790642	10.932674	1.32%	0
2015	11.400089	10.790642	-5.35%	0
2014	11.371387	11.400089	0.25%	0
2013	12.802726	11.371387	-11.18%	802
2012	12.285449	12.802726	4.21%	1,215
2011	11.327333	12.285449	8.46%	1,292
2010	11.103185	11.327333	2.02%	1,695

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	19.900330	23.899931	20.10%	0
2018	22.098511	19.900330	-9.95%	0
2017	18.926459	22.098511	16.76%	0
2016	17.226222	18.926459	9.87%	0
2015	18.872647	17.226222	-8.72%	0
2014	17.311477	18.872647	9.02%	0
2013	13.165700	17.311477	31.49%	0
2012	11.853135	13.165700	11.07%	0
2011	11.873445	11.853135	-0.17%	0
2010	10.744753	11.873445	10.50%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	20.943242	26.218585	25.19%	0
2018	24.798148	20.943242	-15.55%	0
2017	22.921114	24.798148	8.19%	0
2016	19.243932	22.921114	19.11%	0
2015	20.147199	19.243932	-4.48%	0
2014	17.859368	20.147199	12.81%	0
2013	14.166219	17.859368	26.07%	334
2012	12.559710	14.166219	12.79%	544
2011	13.050752	12.559710	-3.76%	658
2010	11.302333	13.050752	15.47%	784
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.776695	10.898473	11.47%	0
2018	10.375219	9.776695	-5.77%	0
2017	9.983062	10.375219	3.93%	0
2016	9.116984	9.983062	9.50%	0
2015*	10.000000	9.116984	-8.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.294527	9.845449	5.93%	0
2018	9.648231	9.294527	-3.67%	0
2017	9.631878	9.648231	0.17%	0
2016	9.685664	9.631878	-0.56%	0
2015*	10.000000	9.685664	-3.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.050364	13.669496	23.70%	0
2018	12.300494	11.050364	-10.16%	0
2017	10.879182	12.300494	13.06%	0
2016	9.657906	10.879182	12.65%	0
2015*	10.000000	9.657906	-3.42%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.355856	15.263360	14.28%	0
2018	14.892944	13.355856	-10.32%	0
2017	13.494409	14.892944	10.36%	0
2016	13.393793	13.494409	0.75%	0
2015	13.940552	13.393793	-3.92%	0
2014	14.092055	13.940552	-1.08%	0
2013	12.690819	14.092055	11.04%	0
2012	11.892203	12.690819	6.72%	0
2011	12.715829	11.892203	-6.48%	0
2010	11.936936	12.715829	6.53%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.404919	12.102914	16.32%	0
2018	12.718115	10.404919	-18.19%	0
2017	11.390336	12.718115	11.66%	0
2016	10.186927	11.390336	11.81%	0
2015	10.767559	10.186927	-5.39%	0
2014*	10.000000	10.767559	7.68%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.545672	35.043520	18.61%	0
2018	33.451766	29.545672	-11.68%	0
2017	30.662404	33.451766	9.10%	0
2016	25.127037	30.662404	22.03%	137
2015	26.508455	25.127037	-5.21%	148
2014	25.983514	26.508455	2.02%	137
2013	19.026216	25.983514	36.57%	130
2012	16.939286	19.026216	12.32%	146
2011	17.355502	16.939286	-2.40%	166
2010	14.211975	17.355502	22.12%	163
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	21.882756	27.689350	26.54%	0
2018	23.702543	21.882756	-7.68%	0
2017	20.147007	23.702543	17.65%	0
2016	18.626527	20.147007	8.16%	0
2015	19.027495	18.626527	-2.11%	0
2014	17.334281	19.027495	9.77%	0
2013	13.561242	17.334281	27.82%	0
2012	12.101716	13.561242	12.06%	0
2011	12.269969	12.101716	-1.37%	0
2010	11.038042	12.269969	11.16%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.052724	25.067629	31.57%	0
2018	21.136642	19.052724	-9.86%	0
2017	17.145942	21.136642	23.27%	0
2016	16.412709	17.145942	4.47%	0
2015	17.383398	16.412709	-5.58%	0
2014	16.611629	17.383398	4.65%	0
2013	14.166131	16.611629	17.26%	0
2012	13.254061	14.166131	6.88%	0
2011	12.558464	13.254061	5.54%	0
2010	11.247681	12.558464	11.65%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.747077	18.566981	17.91%	0
2018	20.107081	15.747077	-21.68%	0
2017	16.656872	20.107081	20.71%	0
2016	14.694584	16.656872	13.35%	0
2015	15.533111	14.694584	-5.40%	0
2014	15.796613	15.533111	-1.67%	0
2013	10.981279	15.796613	43.85%	0
2012	9.411094	10.981279	16.68%	0
2011	11.283039	9.411094	-16.59%	0
2010	8.886957	11.283039	26.96%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.402817	10.633281	13.09%	0
2018	10.093877	9.402817	-6.85%	0
2017*	10.000000	10.093877	0.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.519969	15.518832	23.95%	0
2018	15.535231	12.519969	-19.41%	0
2017	14.322034	15.535231	8.47%	0
2016	11.256764	14.322034	27.23%	0
2015	12.400387	11.256764	-9.22%	0
2014	12.097654	12.400387	2.50%	0
2013*	10.000000	12.097654	20.98%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.692386	10.072327	3.92%	0
2018	9.997226	9.692386	-3.05%	0
2017	9.957492	9.997226	0.40%	0
2016	9.416914	9.957492	5.74%	0
2015	9.800396	9.416914	-3.91%	0
2014*	10.000000	9.800396	-2.00%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.997618	10.471271	16.38%	0
2018*	10.000000	8.997618	-10.02%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.767927	11.408540	5.95%	0
2018	11.184705	10.767927	-3.73%	0
2017	11.107259	11.184705	0.70%	0
2016	11.053552	11.107259	0.49%	0
2015	11.439820	11.053552	-3.38%	0
2014	11.387519	11.439820	0.46%	0
2013	11.646268	11.387519	-2.22%	0
2012	10.965330	11.646268	6.21%	0
2011	11.077235	10.965330	-1.01%	0
2010	10.540861	11.077235	5.09%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.152459	10.221793	25.38%	0
2018*	10.000000	8.152459	-18.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.176030	14.801398	12.34%	0
2018	14.183304	13.176030	-7.10%	0
2017	12.955232	14.183304	9.48%	0
2016	12.684488	12.955232	2.13%	0
2015	13.139786	12.684488	-3.47%	0
2014	12.992083	13.139786	1.14%	0
2013	11.826278	12.992083	9.86%	0
2012	10.921544	11.826278	8.28%	0
2011	11.301093	10.921544	-3.36%	0
2010	10.346352	11.301093	9.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.898862	16.170381	16.34%	0
2018	15.250759	13.898862	-8.86%	0
2017	13.515218	15.250759	12.84%	0
2016	13.161165	13.515218	2.69%	0
2015	13.623805	13.161165	-3.40%	0
2014	13.421192	13.623805	1.51%	0
2013	11.959212	13.421192	12.22%	7,725
2012	10.898991	11.959212	9.73%	8,439
2011	11.370767	10.898991	-4.15%	9,217
2010	10.247749	11.370767	10.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.809074	17.837787	20.45%	0
2018	16.598890	14.809074	-10.78%	0
2017	14.169524	16.598890	17.15%	0
2016	13.724251	14.169524	3.24%	0
2015	14.216779	13.724251	-3.46%	0
2014	13.985570	14.216779	1.65%	0
2013	11.869424	13.985570	17.83%	0
2012	10.618892	11.869424	11.78%	0
2011	11.259598	10.618892	-5.69%	0
2010	10.010798	11.259598	12.47%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.784147	12.989998	20.45%	0
2018	11.630368	10.784147	-7.28%	0
2017	10.319630	11.630368	12.70%	0
2016*	10.000000	10.319630	3.20%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.298692	32.231305	27.40%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.169273	10.838951	6.59%	0
2018	13.930746	10.169273	-27.00%	0
2017	14.762708	13.930746	-5.64%	0
2016	11.392964	14.762708	29.58%	0
2015	14.813759	11.392964	-23.09%	0
2014	17.498528	14.813759	-15.34%	0
2013	14.523467	17.498528	20.48%	0
2012	14.289521	14.523467	1.64%	0
2011	15.530660	14.289521	-7.99%	0
2010	13.429619	15.530660	15.64%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.359620	22.648105	23.36%	0
2018	20.687230	18.359620	-11.25%	0
2017	18.920603	20.687230	9.34%	0
2016	16.561158	18.920603	14.25%	0
2015	17.819945	16.561158	-7.06%	0
2014	16.926336	17.819945	5.28%	0
2013	13.643821	16.926336	24.06%	409
2012	12.010980	13.643821	13.59%	611
2011	12.294836	12.010980	-2.31%	1,525
2010	11.023801	12.294836	11.53%	1,955
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.107146	13.978998	25.86%	0
2018	12.605572	11.107146	-11.89%	0
2017	11.137400	12.605572	13.18%	0
2016*	10.000000	11.137400	11.37%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.036380	31.253302	30.02%	0
2018	24.878904	24.036380	-3.39%	0
2017	19.012831	24.878904	30.85%	0
2016	19.482035	19.012831	-2.41%	0
2015	18.777733	19.482035	3.75%	0
2014	17.429043	18.777733	7.74%	0
2013	13.204731	17.429043	31.99%	285
2012	11.893924	13.204731	11.02%	303
2011	12.258690	11.893924	-2.98%	393
2010	10.197575	12.258690	20.21%	534

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.003062	11.682755	6.18%	0
2018	11.429354	11.003062	-3.73%	0
2017	11.323729	11.429354	0.93%	0
2016	11.166930	11.323729	1.40%	1,377
2015	11.605006	11.166930	-3.77%	1,359
2014	11.321710	11.605006	2.50%	1,955
2013	11.912207	11.321710	-4.96%	1,929
2012	11.623822	11.912207	2.48%	1,655
2011	11.188955	11.623822	3.89%	2,177
2010	10.719871	11.188955	4.38%	2,389
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	30.307701	36.229546	19.54%	0
2018	36.648757	30.307701	-17.30%	0
2017	31.325781	36.648757	16.99%	0
2016	28.836995	31.325781	8.63%	0
2015	30.205675	28.836995	-4.53%	0
2014	29.353423	30.205675	2.90%	0
2013	22.260371	29.353423	31.86%	241
2012	20.022757	22.260371	11.18%	363
2011	23.142005	20.022757	-13.48%	642
2010	18.545822	23.142005	24.78%	789
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.399065	21.529671	23.74%	0
2018	21.109812	17.399065	-17.58%	0
2017	16.731778	21.109812	26.17%	0
2016	18.197717	16.731778	-8.06%	0
2015	18.152602	18.197717	0.25%	0
2014	20.396881	18.152602	-11.00%	0
2013	16.145785	20.396881	26.33%	0
2012	13.821076	16.145785	16.82%	0
2011	17.228193	13.821076	-19.78%	0
2010	15.732891	17.228193	9.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.456653	27.924593	30.14%	0
2018	26.803086	21.456653	-19.95%	0
2017	23.189362	26.803086	15.58%	0
2016	21.865012	23.189362	6.06%	0
2015	23.272266	21.865012	-6.05%	0
2014	22.513418	23.272266	3.37%	0
2013	17.818881	22.513418	26.35%	0
2012	14.450674	17.818881	23.31%	0
2011	16.368620	14.450674	-11.72%	0
2010	13.349617	16.368620	22.61%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.781352	12.541296	16.32%	0
2018	12.297610	10.781352	-12.33%	0
2017	11.314889	12.297610	8.69%	0
2016	10.300201	11.314889	9.85%	0
2015	11.316524	10.300201	-8.98%	0
2014	11.337638	11.316524	-0.19%	0
2013	9.438486	11.337638	20.12%	0
2012	8.433030	9.438486	11.92%	0
2011	8.824946	8.433030	-4.44%	0
2010	8.247327	8.824946	7.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.088406	14.742202	12.64%	0
2018	14.095210	13.088406	-7.14%	0
2017	13.241486	14.095210	6.45%	0
2016	11.964871	13.241486	10.67%	0
2015	13.264399	11.964871	-9.80%	0
2014	13.064567	13.264399	1.53%	0
2013	11.814492	13.064567	10.58%	0
2012	10.807092	11.814492	9.32%	0
2011	10.875549	10.807092	-0.63%	2,577
2010	9.945531	10.875549	9.35%	2,577
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.219486	27.867674	25.42%	0
2018	24.123187	22.219486	-7.89%	0
2017	20.615719	24.123187	17.01%	0
2016	18.304099	20.615719	12.63%	0
2015	19.574626	18.304099	-6.49%	0
2014	18.551380	19.574626	5.52%	0
2013	14.739073	18.551380	25.87%	0
2012	13.565488	14.739073	8.65%	0
2011	13.185883	13.565488	2.88%	0
2010	11.261494	13.185883	17.09%	268
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	25.810988	31.649760	22.62%	0
2018	30.531984	25.810988	-15.46%	0
2017	28.429098	30.531984	7.40%	0
2016	22.498648	28.429098	26.36%	219
2015	25.031858	22.498648	-10.12%	247
2014	25.646554	25.031858	-2.40%	347
2013	19.396638	25.646554	32.22%	329
2012	16.883082	19.396638	14.89%	390
2011	18.075008	16.883082	-6.59%	484
2010	14.524650	18.075008	24.44%	454

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.151968	11.253238	22.96%	0
2018	11.201214	9.151968	-18.29%	0
2017	8.219105	11.201214	36.28%	0
2016	7.210475	8.219105	13.99%	0
2015	9.241562	7.210475	-21.98%	0
2014*	10.000000	9.241562	-7.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.347012	16.760425	9.21%	0
2018	18.704849	15.347012	-17.95%	0
2017	16.514782	18.704849	13.26%	0
2016	15.876238	16.514782	4.02%	0
2015	17.495003	15.876238	-9.25%	0
2014	20.285223	17.495003	-13.75%	0
2013	16.997108	20.285223	19.35%	0
2012	14.813916	16.997108	14.74%	0
2011	17.080075	14.813916	-13.27%	0
2010	16.234058	17.080075	5.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.975135	8.885695	-1.00%	0
2018	9.073678	8.975135	-1.09%	0
2017	9.172084	9.073678	-1.07%	0
2016	9.180326	9.172084	-0.09%	0
2015	9.885005	9.180326	-7.13%	0
2014*	10.000000	9.885005	-1.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.602204	11.517677	8.63%	0
2018	11.421582	10.602204	-7.17%	0
2017	10.403616	11.421582	9.78%	0
2016	10.273322	10.403616	1.27%	0
2015	11.239507	10.273322	-8.60%	0
2014	11.141568	11.239507	0.88%	0
2013	10.108721	11.141568	10.22%	0
2012*	10.000000	10.108721	1.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.300334	9.822268	5.61%	0
2018*	10.000000	9.300334	-7.00%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.805947	8.974610	1.92%	0
2018	9.560283	8.805947	-7.89%	0
2017	9.500936	9.560283	0.62%	0
2016	9.836512	9.500936	-3.41%	0
2015	9.951523	9.836512	-1.16%	0
2014	9.797483	9.951523	1.57%	0
2013*	10.000000	9.797483	-2.03%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.719681	20.813326	32.40%	0
2018	16.856179	15.719681	-6.74%	0
2017	13.671716	16.856179	23.29%	0
2016	13.807630	13.671716	-0.98%	0
2015	13.582211	13.807630	1.66%	0
2014	12.938193	13.582211	4.98%	0
2013	9.536248	12.938193	35.67%	0
2012*	10.000000	9.536248	-4.64%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.088150	14.668870	21.35%	0
2018	14.092538	12.088150	-14.22%	0
2017	12.663910	14.092538	11.28%	0
2016	11.530091	12.663910	9.83%	0
2015	12.411962	11.530091	-7.11%	0
2014	12.277384	12.411962	1.10%	0
2013	9.847404	12.277384	24.68%	0
2012*	10.000000	9.847404	-1.53%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	25.420299	32.430468	27.58%	0
2018	30.249347	25.420299	-15.96%	0
2017	22.862094	30.249347	32.31%	0
2016	23.592205	22.862094	-3.09%	0
2015	23.448294	23.592205	0.61%	0
2014	23.674364	23.448294	-0.95%	0
2013	19.208899	23.674364	23.25%	0
2012	16.365383	19.208899	17.38%	0
2011	18.433980	16.365383	-11.22%	0
2010	16.415958	18.433980	12.29%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.057190	9.722334	7.34%	0
2018	9.777935	9.057190	-7.37%	0
2017	9.500784	9.777935	2.92%	0
2016	9.211642	9.500784	3.14%	0
2015	9.734259	9.211642	-5.37%	0
2014	9.786328	9.734259	-0.53%	0
2013	10.120970	9.786328	-3.31%	0
2012*	10.000000	10.120970	1.21%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.085458	10.040378	24.18%	0
2018	10.358002	8.085458	-21.94%	0
2017	8.439871	10.358002	22.73%	0
2016	8.938427	8.439871	-5.58%	0
2015	8.932727	8.938427	0.06%	0
2014*	10.000000	8.932727	-10.67%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	19.894106	25.435058	27.85%	0
2018	22.308916	19.894106	-10.82%	0
2017	19.706546	22.308916	13.21%	0
2016	18.242661	19.706546	8.02%	898
2015	18.230786	18.242661	0.07%	941
2014	17.015234	18.230786	7.14%	1,200
2013	13.338624	17.015234	27.56%	1,306
2012	11.787170	13.338624	13.16%	1,348
2011	12.183049	11.787170	-3.25%	1,783
2010	10.837882	12.183049	12.41%	1,778
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	27.150355	33.235600	22.41%	0
2018	31.276982	27.150355	-13.19%	0
2017	28.289602	31.276982	10.56%	0
2016	24.769575	28.289602	14.21%	0
2015	27.178888	24.769575	-8.86%	0
2014	25.081816	27.178888	8.36%	0
2013	18.377890	25.081816	36.48%	0
2012	16.093946	18.377890	14.19%	0
2011	16.987013	16.093946	-5.26%	0
2010	14.223470	16.987013	19.43%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.746072	15.064104	18.19%	0
2018	13.891372	12.746072	-8.24%	0
2017	12.101051	13.891372	14.79%	0
2016	12.796542	12.101051	-5.43%	0
2015	14.386445	12.796542	-11.05%	0
2014	15.647826	14.386445	-8.06%	0
2013	12.884994	15.647826	21.44%	0
2012	11.141085	12.884994	15.65%	0
2011	12.370586	11.141085	-9.94%	0
2010	11.728801	12.370586	5.47%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.413780	12.316969	7.91%	0
2018	12.016812	11.413780	-5.02%	0
2017	11.605890	12.016812	3.54%	0
2016	10.291688	11.605890	12.77%	0
2015	11.342421	10.291688	-9.26%	0
2014	11.468726	11.342421	-1.10%	0
2013	10.694397	11.468726	7.24%	0
2012*	10.000000	10.694397	6.94%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.784053	19.791798	33.87%	0
2018	15.244992	14.784053	-3.02%	0
2017	12.377724	15.244992	23.16%	0
2016	12.017969	12.377724	2.99%	0
2015	13.143070	12.017969	-8.56%	0
2014	12.554622	13.143070	4.69%	0
2013	9.955542	12.554622	26.11%	0
2012*	10.000000	9.955542	-0.44%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	20.677715	24.537608	18.67%	0
2018	21.218318	20.677715	-2.55%	0
2017	18.505269	21.218318	14.66%	0
2016	18.276007	18.505269	1.25%	0
2015	18.754576	18.276007	-2.55%	0
2014	17.853759	18.754576	5.05%	0
2013	15.355457	17.853759	16.27%	0
2012	13.956611	15.355457	10.02%	0
2011	14.187641	13.956611	-1.63%	0
2010	13.520837	14.187641	4.93%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.224513	9.782999	6.05%	0
2018	9.630363	9.224513	-4.21%	0
2017	9.600387	9.630363	0.31%	0
2016	9.676404	9.600387	-0.79%	0
2015*	10.000000	9.676404	-3.24%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	31.161854	41.387837	32.82%	0
2018	31.571992	31.161854	-1.30%	0
2017	25.022584	31.571992	26.17%	0
2016	25.289841	25.022584	-1.06%	0
2015	23.279545	25.289841	8.64%	0
2014	22.114538	23.279545	5.27%	0
2013	17.409360	22.114538	27.03%	0
2012	14.483944	17.409360	20.20%	145
2011	16.036578	14.483944	-9.68%	168
2010	15.518248	16.036578	3.34%	156
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.222961	29.828705	40.55%	0
2018	21.674857	21.222961	-2.08%	0
2017	15.409956	21.674857	40.65%	0
2016	13.945272	15.409956	10.50%	0
2015	13.731261	13.945272	1.56%	0
2014	12.939095	13.731261	6.12%	0
2013	9.847132	12.939095	31.40%	0
2012*	10.000000	9.847132	-1.53%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.560061	24.052915	22.97%	0
2018	23.753955	19.560061	-17.66%	0
2017	18.709928	23.753955	26.96%	0
2016	20.663215	18.709928	-9.45%	0
2015	23.347460	20.663215	-11.50%	0
2014	27.369824	23.347460	-14.70%	0
2013	24.677254	27.369824	10.91%	0
2012	22.467908	24.677254	9.83%	0
2011	34.215049	22.467908	-34.33%	0
2010	28.199008	34.215049	21.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.335105	9.556755	14.66%	0
2018	10.547392	8.335105	-20.97%	0
2017	8.501242	10.547392	24.07%	0
2016	7.251857	8.501242	17.23%	0
2015	9.347254	7.251857	-22.42%	0
2014*	10.000000	9.347254	-6.53%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.549499	10.047227	5.21%	0
2018	9.943479	9.549499	-3.96%	0
2017	9.863754	9.943479	0.81%	0
2016*	10.000000	9.863754	-1.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.592827	20.008059	37.11%	0
2018	15.301899	14.592827	-4.63%	0
2017	12.479398	15.301899	22.62%	0
2016	11.817834	12.479398	5.60%	0
2015	12.444156	11.817834	-5.03%	0
2014	13.861445	12.444156	-10.22%	0
2013	10.113727	13.861445	37.06%	0
2012*	10.000000	10.113727	1.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.916718	28.803137	25.69%	0
2018	26.346216	22.916718	-13.02%	0
2017	23.131507	26.346216	13.90%	0
2016	20.946927	23.131507	10.43%	681
2015	21.787170	20.946927	-3.86%	721
2014	20.371057	21.787170	6.95%	989
2013	15.479697	20.371057	31.60%	1,052
2012	13.765075	15.479697	12.46%	1,131
2011	14.249096	13.765075	-3.40%	1,538
2010	13.201211	14.249096	7.94%	1,638
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.736295	7.36%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.542909	18.954136	21.95%	0
2018	17.743746	15.542909	-12.40%	0
2017	14.415221	17.743746	23.09%	0
2016	14.302679	14.415221	0.79%	0
2015	13.861331	14.302679	3.18%	0
2014	14.122709	13.861331	-1.85%	0
2013	11.401044	14.122709	23.87%	0
2012	10.133904	11.401044	12.50%	0
2011	10.630310	10.133904	-4.67%	0
2010*	10.000000	10.630310	6.30%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.984471	16.235121	35.47%	0
2018	12.280211	11.984471	-2.41%	0
2017	9.876736	12.280211	24.33%	0
2016	9.614445	9.876736	2.73%	0
2015*	10.000000	9.614445	-3.86%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.688153	11.473524	7.35%	0
2018	11.116087	10.688153	-3.85%	0
2017	10.815464	11.116087	2.78%	0
2016	10.526423	10.815464	2.75%	0
2015	10.937444	10.526423	-3.76%	0
2014	10.477226	10.937444	4.39%	0
2013	10.858729	10.477226	-3.51%	0
2012	10.247543	10.858729	5.96%	0
2011	10.016889	10.247543	2.30%	134
2010	9.658856	10.016889	3.71%	141
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.406686	20.395004	10.80%	0
2018	20.407071	18.406686	-9.80%	0
2017	19.186419	20.407071	6.36%	0
2016	17.876457	19.186419	7.33%	0
2015	18.639044	17.876457	-4.09%	0
2014	18.666144	18.639044	-0.15%	0
2013	21.079532	18.666144	-11.45%	0
2012	18.427601	21.079532	14.39%	0
2011	17.763336	18.427601	3.74%	0
2010	16.678336	17.763336	6.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.860854	10.995970	24.10%	0
2018	9.913938	8.860854	-10.62%	0
2017	9.075862	9.913938	9.23%	0
2016	8.133517	9.075862	11.59%	0
2015*	10.000000	8.133517	-18.66%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.633680	18.814040	20.34%	0
2018	17.358374	15.633680	-9.94%	0
2017	15.218283	17.358374	14.06%	0
2016	14.125183	15.218283	7.74%	0
2015	15.678374	14.125183	-9.91%	0
2014	16.495563	15.678374	-4.95%	0
2013	12.884051	16.495563	28.03%	0
2012	10.826801	12.884051	19.00%	0
2011	11.257791	10.826801	-3.83%	0
2010*	10.000000	11.257791	12.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.629092	15.976042	17.22%	0
2018	14.781795	13.629092	-7.80%	0
2017	13.152502	14.781795	12.39%	0
2016	12.432264	13.152502	5.79%	0
2015	12.685341	12.432264	-2.00%	0
2014	12.449653	12.685341	1.89%	1,528
2013	10.405108	12.449653	19.65%	5,098
2012	9.265823	10.405108	12.30%	40,938
2011	9.458974	9.265823	-2.04%	97,248
2010	8.700707	9.458974	8.72%	101,469
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.443717	9.988486	5.77%	0
2018	9.837977	9.443717	-4.01%	0
2017	9.820757	9.837977	0.18%	0
2016	9.857181	9.820757	-0.37%	0
2015	10.180349	9.857181	-3.17%	0
2014	9.992309	10.180349	1.88%	1,823
2013	10.568072	9.992309	-5.45%	5,970
2012	10.374831	10.568072	1.86%	39,460
2011	10.110563	10.374831	2.61%	86,562
2010	9.829046	10.110563	2.86%	87,392
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.071622	19.714289	30.80%	0
2018	17.148376	15.071622	-12.11%	0
2017	13.490285	17.148376	27.12%	0
2016	13.873198	13.490285	-2.76%	0
2015	13.417042	13.873198	3.40%	0
2014	13.575713	13.417042	-1.17%	0
2013	10.873755	13.575713	24.85%	518
2012	9.177887	10.873755	18.48%	556
2011	10.427119	9.177887	-11.98%	774
2010	9.652957	10.427119	8.02%	906

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.773005	21.208366	26.44%	0
2018	17.400061	16.773005	-3.60%	0
2017	14.027837	17.400061	24.04%	0
2016	13.251869	14.027837	5.86%	0
2015	12.830087	13.251869	3.29%	0
2014	12.233264	12.830087	4.88%	0
2013	9.725228	12.233264	25.79%	406
2012	8.536060	9.725228	13.93%	430
2011	9.227632	8.536060	-7.49%	542
2010	8.044331	9.227632	14.71%	695
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.075289	17.166280	21.96%	0
2018	14.829686	14.075289	-5.09%	0
2017	12.531243	14.829686	18.34%	0
2016	11.622422	12.531243	7.82%	0
2015	11.847007	11.622422	-1.90%	0
2014	11.074460	11.847007	6.98%	1,721
2013	8.581655	11.074460	29.05%	6,083
2012	7.554132	8.581655	13.60%	51,251
2011	7.961278	7.554132	-5.11%	122,234
2010	7.391819	7.961278	7.70%	125,459
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.044491	12.760979	5.95%	0
2018	12.710746	12.044491	-5.24%	0
2017	12.316203	12.710746	3.20%	0
2016	11.679581	12.316203	5.45%	0
2015	12.392843	11.679581	-5.76%	0
2014	12.292154	12.392843	0.82%	0
2013	12.809876	12.292154	-4.04%	759
2012	11.759651	12.809876	8.93%	655
2011	11.479278	11.759651	2.44%	823
2010	10.695682	11.479278	7.33%	1,109
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.484159	25.248791	23.26%	0
2018	22.812342	20.484159	-10.21%	0
2017	19.971011	22.812342	14.23%	0
2016	17.500817	19.971011	14.11%	390
2015	19.289789	17.500817	-9.27%	400
2014	18.247352	19.289789	5.71%	434
2013	13.896274	18.247352	31.31%	470
2012	12.117727	13.896274	14.68%	694
2011	12.812008	12.117727	-5.42%	987
2010	11.434918	12.812008	12.04%	966

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.393212	10.478576	11.55%	0
2018	10.576365	9.393212	-11.19%	0
2017	9.200779	10.576365	14.95%	0
2016	9.205812	9.200779	-0.05%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.981588	10.325139	3.44%	0
2018*	10.000000	9.981588	-0.18%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.996208	17.812829	11.36%	0
2018	16.994869	15.996208	-5.88%	0
2017	16.401693	16.994869	3.62%	0
2016	14.803170	16.401693	10.80%	0
2015	15.661598	14.803170	-5.48%	0
2014	15.736333	15.661598	-0.47%	0
2013	15.143627	15.736333	3.91%	0
2012	13.622108	15.143627	11.17%	0
2011	13.519013	13.622108	0.76%	0
2010	12.310412	13.519013	9.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.873086	17.245424	24.31%	0
2018	15.051005	13.873086	-7.83%	0
2017	12.429457	15.051005	21.09%	0
2016	11.278626	12.429457	10.20%	0
2015	11.761787	11.278626	-4.11%	0
2014	11.373328	11.761787	3.42%	0
2013	8.164521	11.373328	39.30%	0
2012	7.200954	8.164521	13.38%	0
2011	8.398399	7.200954	-14.26%	0
2010	7.499626	8.398399	11.98%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.711176	11.230470	28.92%	0
2018	10.773600	8.711176	-19.14%	0
2017	8.842060	10.773600	21.84%	0
2016	9.340998	8.842060	-5.34%	2,125
2015	9.688426	9.340998	-3.59%	2,109
2014	10.119803	9.688426	-4.26%	2,342
2013	8.612093	10.119803	17.51%	2,281
2013	8.612093	10.119803	17.51%	2,281
2012	7.682149	8.612093	12.11%	2,327
2011	8.758166	7.682149	-12.29%	2,671
2010	7.929440	8.758166	10.45%	2,470

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.308067	25.429076	25.22%	0
2018	20.987212	20.308067	-3.24%	0
2017	17.982501	20.987212	16.71%	0
2016	16.667714	17.982501	7.89%	900
2015	17.061470	16.667714	-2.31%	939
2014	15.722256	17.061470	8.52%	1,186
2013	12.386188	15.722256	26.93%	1,291
2012	11.211129	12.386188	10.48%	1,368
2011	11.507700	11.211129	-2.58%	1,936
2010	10.472423	11.507700	9.89%	1,924
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.590027	13.943290	20.30%	0
2018	13.382508	11.590027	-13.39%	0
2017	11.509293	13.382508	16.28%	0
2016	10.942901	11.509293	5.18%	0
2015	11.476885	10.942901	-4.65%	0
2014	11.316874	11.476885	1.41%	0
2013	9.006106	11.316874	25.66%	0
2012	7.989858	9.006106	12.72%	0
2011	8.793176	7.989858	-9.14%	0
2010	7.881493	8.793176	11.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.097891	12.513145	12.75%	0
2018	12.197564	11.097891	-9.02%	0
2017	11.215566	12.197564	8.76%	0
2016	10.890309	11.215566	2.99%	0
2015	11.341528	10.890309	-3.98%	0
2014	11.204757	11.341528	1.22%	0
2013	10.069378	11.204757	11.28%	9,021
2012	9.342781	10.069378	7.78%	6,921
2011	9.757394	9.342781	-4.25%	12,061
2010	9.106238	9.757394	7.15%	17,644
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.548020	13.475833	16.69%	7,026
2018	12.958541	11.548020	-10.88%	12,172
2017	11.528970	12.958541	12.40%	12,172
2016	11.068045	11.528970	4.16%	12,172
2015	11.558103	11.068045	-4.24%	12,172
2014	11.375106	11.558103	1.61%	14,197
2013	9.666940	11.375106	17.67%	14,197
2012	8.765587	9.666940	10.28%	14,197
2011	9.354005	8.765587	-6.29%	14,197
2010	8.575706	9.354005	9.08%	14,197

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.203582	10.959282	7.41%	0
2018	10.796781	10.203582	-5.49%	0
2017	10.458979	10.796781	3.23%	0
2016	10.300826	10.458979	1.54%	0
2015	10.692445	10.300826	-3.66%	0
2014	10.661732	10.692445	0.29%	0
2013	10.469367	10.661732	1.84%	0
2012	10.035830	10.469367	4.32%	0
2011	10.196272	10.035830	-1.57%	0
2010	9.837140	10.196272	3.65%	2,394
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.160482	11.226769	10.49%	0
2018	11.260816	10.160482	-9.77%	0
2017	10.109309	11.260816	11.39%	0
2016	9.867414	10.109309	2.45%	0
2015	10.623599	9.867414	-7.12%	0
2014	10.704594	10.623599	-0.76%	0
2013*	10.000000	10.704594	7.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.427052	11.679422	12.01%	0
2018	11.563809	10.427052	-9.83%	0
2017	10.114688	11.563809	14.33%	0
2016	9.811722	10.114688	3.09%	0
2015	10.628351	9.811722	-7.68%	0
2014	10.841578	10.628351	-1.97%	0
2013*	10.000000	10.841578	8.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.370090	13.036921	14.66%	0
2018	12.611474	11.370090	-9.84%	4,319
2017	11.401017	12.611474	10.62%	4,688
2016	11.004939	11.401017	3.60%	5,069
2015	11.461671	11.004939	-3.98%	5,482
2014	11.293930	11.461671	1.49%	18,899
2013	9.878328	11.293930	14.33%	18,899
2012	9.058725	9.878328	9.05%	18,899
2011	9.556419	9.058725	-5.21%	18,899
2010	8.841397	9.556419	8.09%	18,899

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.546665	13.697316	18.63%	0
2018	13.149408	11.546665	-12.19%	0
2017	11.474472	13.149408	14.60%	0
2016	10.988126	11.474472	4.43%	0
2015	11.495503	10.988126	-4.41%	0
2014	11.328196	11.495503	1.48%	0
2013	9.392250	11.328196	20.61%	0
2012	8.446404	9.392250	11.20%	0
2011	9.129130	8.446404	-7.48%	0
2010	8.301406	9.129130	9.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.884372	12.074058	10.93%	4,664
2018	11.778165	10.884372	-7.59%	4,664
2017	11.043415	11.778165	6.65%	4,664
2016	10.734312	11.043415	2.88%	4,664
2015	11.179733	10.734312	-3.98%	4,664
2014	11.067757	11.179733	1.01%	19,406
2013	10.251953	11.067757	7.96%	19,762
2012	9.600104	10.251953	6.79%	85,066
2011	9.918080	9.600104	-3.21%	85,066
2010	9.372723	9.918080	5.82%	91,086
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.050103	13.154893	9.17%	0
2018	14.729680	12.050103	-18.19%	0
2017	12.366502	14.729680	19.11%	0
2016	12.600898	12.366502	-1.86%	1,608
2015	13.511444	12.600898	-6.74%	1,511
2014	15.157163	13.511444	-10.86%	1,669
2013	13.004540	15.157163	16.55%	1,572
2012	11.207938	13.004540	16.03%	1,658
2011	13.186917	11.207938	-15.01%	1,948
2010	12.776639	13.186917	3.21%	1,688
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.532078	11.110424	5.49%	0
2018	10.929194	10.532078	-3.63%	0
2017	10.808702	10.929194	1.11%	0
2016	10.605481	10.808702	1.92%	258
2015	11.024943	10.605481	-3.80%	262
2014	10.852282	11.024943	1.59%	569
2013	11.425398	10.852282	-5.02%	576
2012	10.953884	11.425398	4.30%	516
2011	10.623168	10.953884	3.11%	1,014
2010	10.251186	10.623168	3.63%	1,093

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.141605	11.850341	6.36%	0
2018	11.651529	11.141605	-4.38%	0
2017	11.568907	11.651529	0.71%	0
2016	11.534783	11.568907	0.30%	0
2015	11.947222	11.534783	-3.45%	0
2014	11.737388	11.947222	1.79%	0
2013	12.347176	11.737388	-4.94%	0
2012	11.877952	12.347176	3.95%	0
2011	11.540082	11.877952	2.93%	0
2010	10.998366	11.540082	4.93%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.219145	11.878073	16.23%	0
2018	11.726038	10.219145	-12.85%	0
2017	10.248418	11.726038	14.42%	0
2016	9.479547	10.248418	8.11%	0
2015	10.086388	9.479547	-6.02%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.877107	11.264567	14.05%	0
2018	11.042462	9.877107	-10.55%	0
2017	9.994621	11.042462	10.48%	0
2016	9.467357	9.994621	5.57%	0
2015	9.930103	9.467357	-4.66%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.620817	26.929354	19.05%	0
2018	28.311307	22.620817	-20.10%	0
2017	20.654432	28.311307	37.07%	0
2016	19.799635	20.654432	4.32%	0
2015	24.355706	19.799635	-18.71%	0
2014	26.621870	24.355706	-8.51%	0
2013	27.314047	26.621870	-2.53%	0
2012	24.058569	27.314047	13.53%	0
2011	32.026073	24.058569	-24.88%	0
2010	28.468353	32.026073	12.50%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.803508	10.110909	3.14%	0
2018	10.108014	9.803508	-3.01%	0
2017	10.201765	10.108014	-0.92%	0
2016	10.433628	10.201765	-2.22%	1,375
2015	10.762511	10.433628	-3.06%	1,315
2014	10.605093	10.762511	1.48%	1,812
2013	11.389408	10.605093	-6.89%	1,754
2012	11.388372	11.389408	0.01%	1,468
2011	10.939817	11.388372	4.10%	2,031
2010	10.757886	10.939817	1.69%	2,213

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.358760	7.268904	-1.22%	0
2018	7.479673	7.358760	-1.62%	0
2017	7.674058	7.479673	-2.53%	0
2016	7.906071	7.674058	-2.93%	0
2015	8.146390	7.906071	-2.95%	0
2014	8.394012	8.146390	-2.95%	0
2013	8.649160	8.394012	-2.95%	332
2012	8.912792	8.649160	-2.96%	411
2011	9.182953	8.912792	-2.94%	930
2010	9.462068	9.182953	-2.95%	1,039
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.471037	8.622010	15.41%	0
2018	9.037274	7.471037	-17.33%	0
2017	7.327224	9.037274	23.34%	0
2016	7.501789	7.327224	-2.33%	0
2015	7.987147	7.501789	-6.08%	0
2014	8.289640	7.987147	-3.65%	0
2013	7.265506	8.289640	14.10%	0
2012	6.497491	7.265506	11.82%	0
2011	7.438545	6.497491	-12.65%	0
2010	6.782490	7.438545	9.67%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.991916	9.400661	17.63%	0
2018	9.591272	7.991916	-16.68%	0
2017	7.940002	9.591272	20.80%	0
2016	8.138116	7.940002	-2.43%	0
2015	8.503677	8.138116	-4.30%	0
2014	9.340190	8.503677	-8.96%	0
2013	7.952945	9.340190	17.44%	0
2012	6.932645	7.952945	14.72%	0
2011	8.196310	6.932645	-15.42%	0
2010	7.863469	8.196310	4.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.569549	23.499614	20.08%	38,392
2018	22.127342	19.569549	-11.56%	38,392
2017	19.250102	22.127342	14.95%	38,392
2016	18.118136	19.250102	6.25%	38,392
2015	18.857152	18.118136	-3.92%	38,392
2014	18.507698	18.857152	1.89%	38,392
2013	14.986536	18.507698	23.50%	38,392
2012	13.324128	14.986536	12.48%	0
2011	14.290209	13.324128	-6.76%	293
2010	12.845101	14.290209	11.25%	293

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.057444	15.735785	11.94%	15,803
2018	15.225584	14.057444	-7.67%	15,803
2017	14.115794	15.225584	7.86%	15,803
2016	13.681353	14.115794	3.18%	15,803
2015	14.121767	13.681353	-3.12%	15,803
2014	13.913079	14.121767	1.50%	15,803
2013	12.639219	13.913079	10.08%	15,803
2012	11.906755	12.639219	6.15%	1,302
2011	12.160286	11.906755	-2.08%	18,264
2010	11.409906	12.160286	6.58%	22,136
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.468256	19.169505	16.40%	0
2018	18.145951	16.468256	-9.25%	0
2017	16.284337	18.145951	11.43%	0
2016	15.572663	16.284337	4.57%	0
2015	16.131868	15.572663	-3.47%	0
2014	15.798801	16.131868	2.11%	0
2013	13.623093	15.798801	15.97%	0
2012	12.506139	13.623093	8.93%	0
2011	13.007207	12.506139	-3.85%	0
2010	11.963087	13.007207	8.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.148685	11.851276	6.30%	0
2018	11.700489	11.148685	-4.72%	0
2017	11.406900	11.700489	2.57%	0
2016	11.272037	11.406900	1.20%	0
2015	11.584021	11.272037	-2.69%	0
2014	11.489162	11.584021	0.83%	0
2013	11.292751	11.489162	1.74%	0
2012	11.064235	11.292751	2.07%	0
2011	11.075116	11.064235	-0.10%	0
2010	10.776653	11.075116	2.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.234742	11.223950	9.67%	0
2018	11.176400	10.234742	-8.43%	0
2017	10.098213	11.176400	10.68%	0
2016	9.842487	10.098213	2.60%	0
2015	10.481438	9.842487	-6.10%	0
2014	10.541180	10.481438	-0.57%	0
2013*	10.000000	10.541180	5.41%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.507609	11.752632	11.85%	0
2018	11.526748	10.507609	-8.84%	0
2017	10.153658	11.526748	13.52%	0
2016	9.781505	10.153658	3.80%	0
2015	10.493935	9.781505	-6.79%	0
2014	10.628667	10.493935	-1.27%	0
2013*	10.000000	10.628667	6.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.586319	17.810813	14.27%	0
2018	17.030190	15.586319	-8.48%	3,224
2017	15.537732	17.030190	9.61%	3,499
2016	14.941403	15.537732	3.99%	3,784
2015	15.447301	14.941403	-3.27%	4,092
2014	15.132797	15.447301	2.08%	0
2013	13.369620	15.132797	13.19%	0
2012	12.432744	13.369620	7.54%	0
2011	12.815020	12.432744	-2.98%	27,729
2010	11.905037	12.815020	7.64%	29,972
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.981230	21.260070	18.23%	0
2018	20.082799	17.981230	-10.46%	0
2017	17.733598	20.082799	13.25%	0
2016	16.842570	17.733598	5.29%	0
2015	17.482176	16.842570	-3.66%	0
2014	17.162823	17.482176	1.86%	0
2013	14.450604	17.162823	18.77%	0
2012	13.089677	14.450604	10.40%	6,166
2011	13.779807	13.089677	-5.01%	6,517
2010	12.583364	13.779807	9.51%	6,697
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.400238	14.758454	10.14%	0
2018	14.345253	13.400238	-6.59%	0
2017	13.533399	14.345253	6.00%	0
2016	13.191298	13.533399	2.59%	0
2015	13.596456	13.191298	-2.98%	0
2014	13.375809	13.596456	1.65%	0
2013	12.473268	13.375809	7.24%	0
2012	11.896832	12.473268	4.85%	7,093
2011	12.009887	11.896832	-0.94%	42,541
2010	11.403598	12.009887	5.32%	46,316
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.356244	3.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.653672	6.54%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.149947	19.146179	26.38%	0
2018	16.154469	15.149947	-6.22%	0
2017	12.814858	16.154469	26.06%	0
2016	12.945650	12.814858	-1.01%	547
2015	12.934375	12.945650	0.09%	548
2014	12.099609	12.934375	6.90%	727
2013	9.275219	12.099609	30.45%	783
2012	8.229519	9.275219	12.71%	811
2011	8.762396	8.229519	-6.08%	1,266
2010	7.826491	8.762396	11.96%	1,284
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.391882	11.998556	15.46%	0
2018	11.252009	10.391882	-7.64%	0
2017	9.861888	11.252009	14.10%	0
2016	9.360678	9.861888	5.35%	0
2015	9.866978	9.360678	-5.13%	0
2014*	10.000000	9.866978	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.662420	13.806536	18.38%	0
2018	12.336653	11.662420	-5.47%	0
2017	10.444350	12.336653	18.12%	0
2016	9.778622	10.444350	6.81%	0
2015	10.061663	9.778622	-2.81%	0
2014*	10.000000	10.061663	0.62%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.521805	32.683308	33.28%	0
2018	25.667036	24.521805	-4.46%	0
2017	20.811275	25.667036	23.33%	0
2016	20.752175	20.811275	0.28%	0
2015	20.399218	20.752175	1.73%	0
2014	19.361491	20.399218	5.36%	0
2013	14.638154	19.361491	32.27%	211
2012	12.737563	14.638154	14.92%	396
2011	13.459779	12.737563	-5.37%	573
2010	12.780169	13.459779	5.32%	910
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.507972	25.213830	22.95%	0
2018	23.346054	20.507972	-12.16%	0
2017	22.181857	23.346054	5.25%	0
2016	19.011439	22.181857	16.68%	0
2015	20.500020	19.011439	-7.26%	0
2014	18.701629	20.500020	9.62%	0
2013	14.634636	18.701629	27.79%	752
2012	13.177002	14.634636	11.06%	967
2011	13.511004	13.177002	-2.47%	1,299
2010	12.303317	13.511004	9.82%	1,712

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.830696	33.938164	21.95%	0
2018	32.366551	27.830696	-14.01%	0
2017	28.802487	32.366551	12.37%	0
2016	24.669900	28.802487	16.75%	0
2015	26.080795	24.669900	-5.41%	0
2014	24.559963	26.080795	6.19%	0
2013	19.020236	24.559963	29.13%	0
2012	16.684424	19.020236	14.00%	0
2011	17.639428	16.684424	-5.41%	142
2010	14.401560	17.639428	22.48%	142
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.588171	13.074710	12.83%	0
2018	14.447122	11.588171	-19.79%	0
2017	12.147407	14.447122	18.93%	0
2016	11.921771	12.147407	1.89%	0
2015	12.978095	11.921771	-8.14%	0
2014	14.805548	12.978095	-12.34%	0
2013	12.602595	14.805548	17.48%	0
2012	11.095046	12.602595	13.59%	0
2011	13.676901	11.095046	-18.88%	0
2010	13.307826	13.676901	2.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.311750	14.947547	21.41%	0
2018	14.384745	12.311750	-14.41%	0
2017	12.959418	14.384745	11.00%	0
2016	11.506000	12.959418	12.63%	0
2015	12.277763	11.506000	-6.29%	0
2014	11.475503	12.277763	6.99%	0
2013	8.756815	11.475503	31.05%	0
2012	7.673691	8.756815	14.11%	0
2011	8.419505	7.673691	-8.86%	129
2010	7.694492	8.419505	9.42%	117
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.611909	18.764445	20.19%	0
2018	18.526663	15.611909	-15.73%	0
2017	16.767596	18.526663	10.49%	0
2016	14.691025	16.767596	14.13%	799
2015	15.587461	14.691025	-5.75%	845
2014	13.725158	15.587461	13.57%	967
2013	10.423313	13.725158	31.68%	1,038
2012	9.231865	10.423313	12.91%	1,168
2011	9.738001	9.231865	-5.20%	1,717
2010	8.387155	9.738001	16.11%	1,672

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	18.970910	24.924768	31.38%	0
2018	21.301380	18.970910	-10.94%	0
2017	17.607199	21.301380	20.98%	0
2016	16.788070	17.607199	4.88%	0
2015	17.207315	16.788070	-2.44%	0
2014	17.291534	17.207315	-0.49%	0
2013	12.376960	17.291534	39.71%	0
2012	11.277508	12.376960	9.75%	0
2011	11.720584	11.277508	-3.78%	0
2010	9.653116	11.720584	21.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	23.727049	27.331158	15.19%	0
2018	29.505112	23.727049	-19.58%	0
2017	27.952571	29.505112	5.55%	0
2016	22.927058	27.952571	21.92%	0
2015	25.209683	22.927058	-9.05%	0
2014	24.330004	25.209683	3.62%	0
2013	17.903334	24.330004	35.90%	0
2012	15.334949	17.903334	16.75%	0
2011	16.711580	15.334949	-8.24%	0
2010	13.614638	16.711580	22.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.171469	29.406096	21.66%	0
2018	28.578526	24.171469	-15.42%	0
2017	26.011310	28.578526	9.87%	0
2016	21.869378	26.011310	18.94%	0
2015	22.969556	21.869378	-4.79%	0
2014	23.537007	22.969556	-2.41%	0
2013	17.254866	23.537007	36.41%	212
2012	15.430929	17.254866	11.82%	349
2011	16.878617	15.430929	-8.58%	438
2010	13.915191	16.878617	21.30%	506
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.668878	17.944235	22.33%	0
2018	16.061018	14.668878	-8.67%	0
2017	13.980369	16.061018	14.88%	0
2016	13.081692	13.980369	6.87%	1,118
2015	13.535984	13.081692	-3.36%	1,160
2014	12.620976	13.535984	7.25%	1,521
2013	9.385881	12.620976	34.47%	1,614
2012	8.683396	9.385881	8.09%	1,809
2011	9.248876	8.683396	-6.11%	2,343
2010	7.712537	9.248876	19.92%	2,329

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.569428	14.646670	26.60%	0
2018	12.427414	11.569428	-6.90%	0
2017	12.062925	12.427414	3.02%	0
2016	11.596120	12.062925	4.03%	0
2015	12.665585	11.596120	-8.44%	0
2014	10.147469	12.665585	24.82%	0
2013	10.181046	10.147469	-0.33%	0
2012	9.076856	10.181046	12.16%	0
2011	8.811246	9.076856	3.01%	0
2010	6.993235	8.811246	26.00%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.603262	18.543334	26.98%	0
2018	15.820798	14.603262	-7.70%	0
2017	13.446229	15.820798	17.66%	0
2016	12.436454	13.446229	8.12%	0
2015	12.694796	12.436454	-2.04%	0
2014	11.567863	12.694796	9.74%	0
2013*	10.000000	11.567863	15.68%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.746354	8.835294	1.02%	0
2018	8.940366	8.746354	-2.17%	0
2017	9.068167	8.940366	-1.41%	0
2016	9.115894	9.068167	-0.52%	0
2015	9.425150	9.115894	-3.28%	0
2014	9.663913	9.425150	-2.47%	0
2013	9.947194	9.663913	-2.85%	675
2012	9.901468	9.947194	0.46%	836
2011	10.070888	9.901468	-1.68%	806
2010	10.131824	10.070888	-0.60%	1,027
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.020521	15.790547	21.27%	0
2018	15.135687	13.020521	-13.97%	0
2017	13.657569	15.135687	10.82%	0
2016	11.641720	13.657569	17.32%	0
2015	12.611356	11.641720	-7.69%	0
2014	12.429025	12.611356	1.47%	0
2013*	10.000000	12.429025	24.29%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.402032	19.126144	32.80%	0
2018	15.967953	14.402032	-9.81%	0
2017	12.901034	15.967953	23.77%	0
2016	12.533122	12.901034	2.94%	703
2015	12.958962	12.533122	-3.29%	681
2014	12.874062	12.958962	0.66%	944
2013	9.570396	12.874062	34.52%	906
2012	8.602231	9.570396	11.25%	1,017
2011	9.276101	8.602231	-7.26%	1,348
2010	7.557429	9.276101	22.74%	1,338
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	27.160719	34.921414	28.57%	0
2018	29.956010	27.160719	-9.33%	0
2017	24.777554	29.956010	20.90%	0
2016	24.508663	24.777554	1.10%	0
2015	25.005005	24.508663	-1.98%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.994775	8.044989	0.63%	0
2018	8.155869	7.994775	-1.98%	0
2017	8.328865	8.155869	-2.08%	0
2016	8.477969	8.328865	-1.76%	0
2015	8.719657	8.477969	-2.77%	0
2014	8.930240	8.719657	-2.36%	629
2013	9.145294	8.930240	-2.35%	611
2012	9.009112	9.145294	1.51%	560
2011	9.255475	9.009112	-2.66%	1,451
2010	9.058055	9.255475	2.18%	1,497
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.360490	27.318272	22.17%	0
2018	24.443898	22.360490	-8.52%	0
2017	21.265419	24.443898	14.95%	0
2016	19.943157	21.265419	6.63%	0
2015	20.645091	19.943157	-3.40%	0
2014	19.271817	20.645091	7.13%	0
2013	14.430762	19.271817	33.55%	0
2012	13.399279	14.430762	7.70%	0
2011	14.244578	13.399279	-5.93%	0
2010	11.946702	14.244578	19.23%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.703053	10.522718	8.45%	0
2018	10.575763	9.703053	-8.25%	0
2017	9.610482	10.575763	10.04%	0
2016	8.769946	9.610482	9.58%	0
2015	9.950938	8.769946	-11.87%	0
2014	10.207013	9.950938	-2.51%	0
2013	10.505798	10.207013	-2.84%	0
2012*	10.000000	10.505798	5.06%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.827155	10.934704	11.27%	0
2018	10.640997	9.827155	-7.65%	0
2017	9.986809	10.640997	6.55%	0
2016	9.088642	9.986809	9.88%	0
2015	9.591767	9.088642	-5.25%	0
2014*	10.000000	9.591767	-4.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.740977	10.107587	3.76%	0
2018	10.465006	9.740977	-6.92%	0
2017	9.736982	10.465006	7.48%	0
2016	9.749072	9.736982	-0.12%	0
2015	10.821928	9.749072	-9.91%	0
2014	11.117416	10.821928	-2.66%	0
2013	12.260503	11.117416	-9.32%	0
2012	12.005994	12.260503	2.12%	0
2011	11.409661	12.005994	5.23%	0
2010	10.749044	11.409661	6.15%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.622443	9.705000	0.86%	0
2018	9.893095	9.622443	-2.74%	0
2017	10.066914	9.893095	-1.73%	0
2016	10.238454	10.066914	-1.68%	747
2015	10.527685	10.238454	-2.75%	700
2014	10.767126	10.527685	-2.22%	841
2013	11.120229	10.767126	-3.18%	802
2012	10.836072	11.120229	2.62%	691
2011	11.053145	10.836072	-1.96%	769
2010	10.827624	11.053145	2.08%	809
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.773786	9.741209	-0.33%	0
2018	9.930804	9.773786	-1.58%	0
2017	10.001287	9.930804	-0.70%	0
2016*	10.000000	10.001287	0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.607090	10.092627	5.05%	0
2018	9.964018	9.607090	-3.58%	0
2017	9.794255	9.964018	1.73%	0
2016	9.836998	9.794255	-0.43%	0
2015	10.102101	9.836998	-2.62%	0
2014	9.992725	10.102101	1.09%	0
2013	10.512293	9.992725	-4.94%	0
2012	9.892826	10.512293	6.26%	0
2011*	10.000000	9.892826	-1.07%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.891077	12.518024	26.56%	0
2018	11.139100	9.891077	-11.20%	0
2017*	10.000000	11.139100	11.39%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.952482	17.189176	32.71%	0
2018	13.038211	12.952482	-0.66%	0
2017	10.261869	13.038211	27.05%	0
2016*	10.000000	10.261869	2.62%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.425383	16.306691	21.46%	0
2018	17.105644	13.425383	-21.51%	0
2017	13.923061	17.105644	22.86%	0
2016	14.705950	13.923061	-5.32%	0
2015	15.131832	14.705950	-2.81%	0
2014	16.725553	15.131832	-9.53%	0
2013	13.456337	16.725553	24.29%	0
2012	11.373594	13.456337	18.31%	0
2011	14.108140	11.373594	-19.38%	0
2010	13.211934	14.108140	6.78%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.220401	37.725801	24.84%	0
2018	30.879852	30.220401	-2.14%	0
2017	24.991214	30.879852	23.56%	0
2016	28.839304	24.991214	-13.34%	0
2015	26.421094	28.839304	9.15%	0
2014	20.745934	26.421094	27.36%	0
2013	14.202079	20.745934	46.08%	0
2012	11.171495	14.202079	27.13%	0
2011	10.427359	11.171495	7.14%	0
2010*	10.000000	10.427359	4.27%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.731449	5.122063	8.26%	0
2018	6.812556	4.731449	-30.55%	0
2017	7.160185	6.812556	-4.86%	0
2016	5.144003	7.160185	39.19%	0
2015	7.986177	5.144003	-35.59%	0
2014	10.203354	7.986177	-21.73%	0
2013	9.532141	10.203354	7.04%	0
2012*	10.000000	9.532141	-4.68%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.849388	5.264941	8.57%	0
2018	6.968241	4.849388	-30.41%	0
2017	7.303440	6.968241	-4.59%	0
2016	5.236070	7.303440	39.48%	0
2015	8.107217	5.236070	-35.41%	0
2014	10.326868	8.107217	-21.49%	0
2013	9.626709	10.326868	7.27%	0
2012*	10.000000	9.626709	-3.73%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.673549	6.74%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	23.825070	28.863240	21.15%	0
2018	24.236414	23.825070	-1.70%	0
2017	19.840377	24.236414	22.16%	0
2016	18.972055	19.840377	4.58%	0
2015	20.129125	18.972055	-5.75%	0
2014	21.138132	20.129125	-4.77%	0
2013	14.497759	21.138132	45.80%	0
2012	13.849471	14.497759	4.68%	0
2011	14.957237	13.849471	-7.41%	0
2010	12.156733	14.957237	23.04%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.538770	11.780645	11.78%	0
2018	11.728377	10.538770	-10.14%	0
2017	10.575273	11.728377	10.90%	0
2016	10.546420	10.575273	0.27%	0
2015	11.015857	10.546420	-4.26%	0
2014	10.898090	11.015857	1.08%	0
2013	10.037305	10.898090	8.58%	0
2012*	10.000000	10.037305	0.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.375494	24.430969	19.90%	0
2018	22.313605	20.375494	-8.69%	0
2017	19.394594	22.313605	15.05%	0
2016	18.000019	19.394594	7.75%	0
2015	18.295699	18.000019	-1.62%	0
2014	17.258192	18.295699	6.01%	0
2013	13.218840	17.258192	30.56%	0
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
2010	10.324736	11.297040	9.42%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.570243	8.576027	13.29%	0
2018*	10.000000	7.570243	-24.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.633428	30.976173	16.31%	0
2018	32.421343	26.633428	-17.85%	0
2017	29.615395	32.421343	9.47%	0
2016	24.463470	29.615395	21.06%	0
2015	26.743023	24.463470	-8.52%	0
2014	25.306276	26.743023	5.68%	0
2013	18.954769	25.306276	33.51%	0
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
2010	15.154942	18.609632	22.80%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.288279	10.868087	5.64%	0
2018	10.915959	10.288279	-5.75%	0
2017	10.854078	10.915959	0.57%	0
2016	10.718584	10.854078	1.26%	0
2015	11.329801	10.718584	-5.39%	0
2014	11.307104	11.329801	0.20%	0
2013	12.736916	11.307104	-11.23%	0
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
2010	11.063202	11.280726	1.97%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	19.740339	23.695578	20.04%	0
2018	21.932209	19.740339	-9.99%	0
2017	18.793676	21.932209	16.70%	0
2016	17.114160	18.793676	9.81%	0
2015	18.759547	17.114160	-8.77%	0
2014	17.216604	18.759547	8.96%	0
2013	13.100284	17.216604	31.42%	0
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
2010	10.707908	11.826631	10.45%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	20.796321	26.021256	25.12%	0
2018	24.636957	20.796321	-15.59%	0
2017	22.783822	24.636957	8.13%	0
2016	19.138489	22.783822	19.05%	0
2015	20.047135	19.138489	-4.53%	0
2014	17.779821	20.047135	12.75%	0
2013	14.110382	17.779821	26.01%	0
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
2010	11.275194	13.012718	15.41%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.758243	10.872293	11.42%	0
2018	10.361003	9.758243	-5.82%	0
2017	9.974507	10.361003	3.87%	0
2016	9.113850	9.974507	9.44%	0
2015*	10.000000	9.113850	-8.86%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.276979	9.821793	5.87%	0
2018	9.635004	9.276979	-3.72%	0
2017	9.623612	9.635004	0.12%	0
2016	9.682327	9.623612	-0.61%	0
2015*	10.000000	9.682327	-3.18%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.029510	13.636667	23.64%	0
2018	12.283651	11.029510	-10.21%	0
2017	10.869859	12.283651	13.01%	0
2016	9.654582	10.869859	12.59%	0
2015*	10.000000	9.654582	-3.45%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.289526	15.179733	14.22%	0
2018	14.826662	13.289526	-10.37%	0
2017	13.441247	14.826662	10.31%	0
2016	13.347878	13.441247	0.70%	0
2015	13.899916	13.347878	-3.97%	0
2014	14.058217	13.899916	-1.13%	0
2013	12.666872	14.058217	10.98%	0
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
2010	11.932835	12.704915	6.47%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.379929	12.067629	16.26%	0
2018	12.694140	10.379929	-18.23%	0
2017	11.374704	12.694140	11.60%	0
2016	10.178177	11.374704	11.76%	0
2015	10.763861	10.178177	-5.44%	0
2014*	10.000000	10.763861	7.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.308044	34.743775	18.55%	0
2018	33.199929	29.308044	-11.72%	0
2017	30.447205	33.199929	9.04%	0
2016	24.963517	30.447205	21.97%	0
2015	26.349524	24.963517	-5.26%	0
2014	25.841047	26.349524	1.97%	0
2013	18.931646	25.841047	36.50%	0
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
2010	14.163198	17.287045	22.06%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	21.706760	27.452518	26.47%	0
2018	23.524106	21.706760	-7.73%	0
2017	20.005610	23.524106	17.59%	0
2016	18.505301	20.005610	8.11%	0
2015	18.913405	18.505301	-2.16%	0
2014	17.239232	18.913405	9.71%	0
2013	13.493826	17.239232	27.76%	0
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
2010	11.000160	12.221573	11.10%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	18.899521	24.853252	31.50%	0
2018	20.977555	18.899521	-9.91%	0
2017	17.025622	20.977555	23.21%	0
2016	16.305912	17.025622	4.41%	0
2015	17.279187	16.305912	-5.63%	0
2014	16.520562	17.279187	4.59%	0
2013	14.095727	16.520562	17.20%	0
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
2010	11.209100	12.508938	11.60%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.620452	18.408193	17.85%	0
2018	19.955743	15.620452	-21.72%	0
2017	16.540000	19.955743	20.65%	0
2016	14.598979	16.540000	13.30%	0
2015	15.439996	14.598979	-5.45%	0
2014	15.710022	15.439996	-1.72%	0
2013	10.926695	15.710022	43.78%	0
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
2010	8.856455	11.238531	26.90%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.394725	10.618655	13.03%	0
2018	10.090420	9.394725	-6.89%	0
2017*	10.000000	10.090420	0.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.483451	15.465603	23.89%	0
2018	15.497959	12.483451	-19.45%	0
2017	14.295017	15.497959	8.42%	0
2016	11.241296	14.295017	27.17%	0
2015	12.389729	11.241296	-9.27%	0
2014	12.093499	12.389729	2.45%	0
2013*	10.000000	12.093499	20.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.669083	10.042928	3.87%	0
2018	9.978363	9.669083	-3.10%	0
2017	9.943812	9.978363	0.35%	0
2016	9.408806	9.943812	5.69%	0
2015	9.797012	9.408806	-3.96%	0
2014*	10.000000	9.797012	-2.03%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.995885	10.463865	16.32%	0
2018*	10.000000	8.995885	-10.04%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.681326	11.310949	5.89%	0
2018	11.100499	10.681326	-3.78%	0
2017	11.029305	11.100499	0.65%	0
2016	10.981611	11.029305	0.43%	0
2015	11.371231	10.981611	-3.43%	0
2014	11.325070	11.371231	0.41%	0
2013	11.588379	11.325070	-2.27%	0
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0
2010	10.504696	11.033547	5.03%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.149643	10.213006	25.32%	0
2018*	10.000000	8.149643	-18.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.083552	14.689945	12.28%	0
2018	14.091046	13.083552	-7.15%	0
2017	12.877585	14.091046	9.42%	0
2016	12.614943	12.877585	2.08%	0
2015	13.074475	12.614943	-3.51%	0
2014	12.934173	13.074475	1.08%	0
2013	11.779629	12.934173	9.80%	0
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
2010	10.321487	11.268121	9.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.801324	16.048630	16.28%	0
2018	15.151593	13.801324	-8.91%	0
2017	13.434229	15.151593	12.78%	0
2016	13.089013	13.434229	2.64%	0
2015	13.556107	13.089013	-3.45%	0
2014	13.361387	13.556107	1.46%	0
2013	11.912047	13.361387	12.17%	0
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0
2010	10.223115	11.337599	10.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.705161	17.703501	20.39%	0
2018	16.490968	14.705161	-10.83%	0
2017	14.084633	16.490968	17.08%	0
2016	13.649033	14.084633	3.19%	0
2015	14.146156	13.649033	-3.51%	0
2014	13.923269	14.146156	1.60%	0
2013	11.822631	13.923269	17.77%	0
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
2010	9.986754	11.226772	12.42%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.769354	12.965507	20.39%	0
2018	11.620438	10.769354	-7.32%	0
2017	10.316113	11.620438	12.64%	0
2016*	10.000000	10.316113	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.095315	31.955738	27.34%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.097877	10.757317	6.53%	0
2018	13.840122	10.097877	-27.04%	0
2017	14.674224	13.840122	-5.68%	0
2016	11.330498	14.674224	29.51%	0
2015	14.740147	11.330498	-23.13%	0
2014	17.420552	14.740147	-15.39%	0
2013	14.466196	17.420552	20.42%	0
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
2010	13.397342	15.485365	15.59%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.211995	22.454422	23.29%	0
2018	20.531524	18.211995	-11.30%	0
2017	18.787838	20.531524	9.28%	0
2016	16.453406	18.787838	14.19%	0
2015	17.713127	16.453406	-7.11%	0
2014	16.833538	17.713127	5.23%	0
2013	13.576009	16.833538	23.99%	0
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
2010	10.985978	12.246364	11.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.091903	13.952632	25.79%	0
2018	12.594808	11.091903	-11.93%	0
2017	11.133609	12.594808	13.12%	0
2016*	10.000000	11.133609	11.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	23.843156	30.986103	29.96%	0
2018	24.691700	23.843156	-3.44%	0
2017	18.879449	24.691700	30.79%	0
2016	19.355306	18.879449	-2.46%	0
2015	18.665200	19.355306	3.70%	0
2014	17.333519	18.665200	7.68%	0
2013	13.139121	17.333519	31.92%	0
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
2010	10.162592	12.210356	20.15%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.914538	11.582794	6.12%	0
2018	11.343281	10.914538	-3.78%	0
2017	11.244239	11.343281	0.88%	0
2016	11.094237	11.244239	1.35%	0
2015	11.535407	11.094237	-3.82%	0
2014	11.259619	11.535407	2.45%	0
2013	11.852990	11.259619	-5.01%	0
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
2010	10.683091	11.144821	4.32%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	30.063968	35.919675	19.48%	0
2018	36.372885	30.063968	-17.35%	0
2017	31.105941	36.372885	16.93%	0
2016	28.649336	31.105941	8.57%	0
2015	30.024590	28.649336	-4.58%	0
2014	29.192498	30.024590	2.85%	0
2013	22.149732	29.192498	31.80%	0
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
2010	18.482195	23.050741	24.72%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.259112	21.345494	23.68%	0
2018	20.950885	17.259112	-17.62%	0
2017	16.614340	20.950885	26.10%	0
2016	18.079288	16.614340	-8.10%	0
2015	18.043771	18.079288	0.20%	0
2014	20.285045	18.043771	-11.05%	0
2013	16.065525	20.285045	26.26%	0
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
2010	15.678928	17.160261	9.45%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.284145	27.685827	30.08%	0
2018	26.601391	21.284145	-19.99%	0
2017	23.026681	26.601391	15.52%	0
2016	21.722777	23.026681	6.00%	0
2015	23.132807	21.722777	-6.10%	0
2014	22.390040	23.132807	3.32%	0
2013	17.730361	22.390040	26.28%	0
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0
2010	13.303839	16.304096	22.55%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.722246	12.466111	16.26%	0
2018	12.236534	10.722246	-12.38%	0
2017	11.264483	12.236534	8.63%	0
2016	10.259580	11.264483	9.79%	0
2015	11.277708	10.259580	-9.03%	0
2014	11.304578	11.277708	-0.24%	0
2013	9.415818	11.304578	20.06%	0
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
2010	8.240249	8.812826	6.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.003268	14.638773	12.58%	0
2018	14.010782	13.003268	-7.19%	0
2017	13.168938	14.010782	6.39%	0
2016	11.905436	13.168938	10.61%	0
2015	13.205310	11.905436	-9.84%	0
2014	13.013073	13.205310	1.48%	0
2013	11.773984	13.013073	10.52%	0
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0
2010	9.926757	10.849443	9.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.040843	27.629389	25.36%	0
2018	23.941645	22.040843	-7.94%	0
2017	20.471090	23.941645	16.95%	0
2016	18.185028	20.471090	12.57%	0
2015	19.457307	18.185028	-6.54%	0
2014	18.449684	19.457307	5.46%	0
2013	14.665828	18.449684	25.80%	0
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
2010	11.222863	13.133889	17.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	25.603374	31.379008	22.56%	0
2018	30.302105	25.603374	-15.51%	0
2017	28.229541	30.302105	7.34%	0
2016	22.352190	28.229541	26.29%	0
2015	24.881733	22.352190	-10.17%	0
2014	25.505883	24.881733	-2.45%	0
2013	19.300186	25.505883	32.15%	0
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
2010	14.474786	18.003687	24.38%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.129964	11.220414	22.90%	0
2018	11.180075	9.129964	-18.34%	0
2017	8.207812	11.180075	36.21%	0
2016	7.204261	8.207812	13.93%	0
2015	9.238363	7.204261	-22.02%	0
2014*	10.000000	9.238363	-7.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.223554	16.617023	9.15%	0
2018	18.564006	15.223554	-17.99%	0
2017	16.398846	18.564006	13.20%	0
2016	15.772897	16.398846	3.97%	0
2015	17.390097	15.772897	-9.30%	0
2014	20.173998	17.390097	-13.80%	0
2013	16.912625	20.173998	19.28%	0
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0
2010	16.178359	17.012726	5.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.953536	8.859739	-1.05%	0
2018	9.056545	8.953536	-1.14%	0
2017	9.159477	9.056545	-1.12%	0
2016	9.172427	9.159477	-0.14%	0
2015	9.881585	9.172427	-7.18%	0
2014*	10.000000	9.881585	-1.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.565872	11.472299	8.58%	0
2018	11.388334	10.565872	-7.22%	0
2017	10.378651	11.388334	9.73%	0
2016	10.253929	10.378651	1.22%	0
2015	11.224072	10.253929	-8.64%	0
2014	11.132002	11.224072	0.83%	0
2013	10.105243	11.132002	10.16%	0
2012*	10.000000	10.105243	1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.297124	9.813820	5.56%	0
2018*	10.000000	9.297124	-7.03%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.780274	8.943839	1.86%	0
2018	9.537354	8.780274	-7.94%	0
2017	9.483018	9.537354	0.57%	0
2016	9.823000	9.483018	-3.46%	0
2015	9.942975	9.823000	-1.21%	0
2014	9.794116	9.942975	1.52%	0
2013*	10.000000	9.794116	-2.06%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.665687	20.731149	32.33%	0
2018	16.806982	15.665687	-6.79%	0
2017	13.638818	16.806982	23.23%	0
2016	13.781491	13.638818	-1.04%	0
2015	13.563480	13.781491	1.61%	0
2014	12.927020	13.563480	4.92%	0
2013	9.532907	12.927020	35.60%	0
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.046695	14.611026	21.29%	0
2018	14.051481	12.046695	-14.27%	0
2017	12.633512	14.051481	11.22%	0
2016	11.508327	12.633512	9.78%	0
2015	12.394919	11.508327	-7.15%	0
2014	12.266847	12.394919	1.04%	0
2013	9.844013	12.266847	24.61%	0
2012*	10.000000	9.844013	-1.56%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	25.215844	32.153060	27.51%	0
2018	30.021622	25.215844	-16.01%	0
2017	22.701636	30.021622	32.24%	0
2016	23.438674	22.701636	-3.14%	0
2015	23.307716	23.438674	0.56%	0
2014	23.544570	23.307716	-1.01%	0
2013	19.113433	23.544570	23.18%	0
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
2010	16.359662	18.361296	12.24%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.028397	9.686438	7.29%	0
2018	9.751897	9.028397	-7.42%	0
2017	9.480346	9.751897	2.86%	0
2016	9.196558	9.480346	3.09%	0
2015	9.723338	9.196558	-5.42%	0
2014	9.780383	9.723338	-0.58%	0
2013	10.120033	9.780383	-3.36%	0
2012*	10.000000	10.120033	1.20%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.066040	10.011094	24.11%	0
2018	10.338483	8.066040	-21.98%	0
2017	8.428295	10.338483	22.66%	0
2016	8.930750	8.428295	-5.63%	0
2015	8.929655	8.930750	0.01%	0
2014*	10.000000	8.929655	-10.70%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	19.734135	25.217538	27.79%	0
2018	22.141008	19.734135	-10.87%	0
2017	19.568266	22.141008	13.15%	0
2016	18.123964	19.568266	7.97%	0
2015	18.121509	18.123964	0.01%	0
2014	16.921947	18.121509	7.09%	0
2013	13.272330	16.921947	27.50%	0
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
2010	10.800682	12.134987	12.35%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	26.931963	32.951296	22.35%	0
2018	31.041489	26.931963	-13.24%	0
2017	28.091023	31.041489	10.50%	0
2016	24.608346	28.091023	14.15%	0
2015	27.015914	24.608346	-8.91%	0
2014	24.944267	27.015914	8.31%	0
2013	18.286519	24.944267	36.41%	0
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
2010	14.174640	16.919993	19.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.682710	14.981495	18.13%	0
2018	13.829484	12.682710	-8.29%	0
2017	12.053324	13.829484	14.74%	0
2016	12.752624	12.053324	-5.48%	0
2015	14.344475	12.752624	-11.10%	0
2014	15.610230	14.344475	-8.11%	0
2013	12.860651	15.610230	21.38%	0
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
2010	11.724766	12.359962	5.42%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.374647	12.268411	7.86%	0
2018	11.981817	11.374647	-5.07%	0
2017	11.578038	11.981817	3.49%	0
2016	10.272252	11.578038	12.71%	0
2015	11.326832	10.272252	-9.31%	0
2014	11.458870	11.326832	-1.15%	0
2013	10.690714	11.458870	7.19%	0
2012*	10.000000	10.690714	6.91%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.733372	19.713790	33.80%	0
2018	15.200604	14.733372	-3.07%	0
2017	12.348010	15.200604	23.10%	0
2016	11.995274	12.348010	2.94%	0
2015	13.125019	11.995274	-8.61%	0
2014	12.543833	13.125019	4.63%	0
2013	9.952114	12.543833	26.04%	0
2012*	10.000000	9.952114	-0.48%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	20.511395	24.327703	18.61%	0
2018	21.058560	20.511395	-2.60%	0
2017	18.375370	21.058560	14.60%	0
2016	18.157042	18.375370	1.20%	0
2015	18.642116	18.157042	-2.60%	0
2014	17.755849	18.642116	4.99%	0
2013	15.279115	17.755849	16.21%	0
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
2010	13.474426	14.131672	4.88%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.207089	9.759477	6.00%	0
2018	9.617165	9.207089	-4.26%	0
2017	9.592149	9.617165	0.26%	0
2016	9.673075	9.592149	-0.84%	0
2015*	10.000000	9.673075	-3.27%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	30.911340	41.033961	32.75%	0
2018	31.334421	30.911340	-1.35%	0
2017	24.847044	31.334421	26.11%	0
2016	25.125338	24.847044	-1.11%	0
2015	23.140039	25.125338	8.58%	0
2014	21.993343	23.140039	5.21%	0
2013	17.322864	21.993343	26.96%	0
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0
2010	15.465044	15.973370	3.29%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.150075	29.710952	40.48%	0
2018	21.611617	21.150075	-2.14%	0
2017	15.372882	21.611617	40.58%	0
2016	13.918869	15.372882	10.45%	0
2015	13.712332	13.918869	1.51%	0
2014	12.927913	13.712332	6.07%	0
2013	9.843691	12.927913	31.33%	0
2012*	10.000000	9.843691	-1.56%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.402669	23.847083	22.91%	0
2018	23.575053	19.402669	-17.70%	0
2017	18.578557	23.575053	26.89%	0
2016	20.528691	18.578557	-9.50%	0
2015	23.207427	20.528691	-11.54%	0
2014	27.219707	23.207427	-14.74%	0
2013	24.554547	27.219707	10.85%	0
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
2010	28.102251	34.080093	21.27%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.315081	9.528889	14.60%	0
2018	10.527500	8.315081	-21.02%	0
2017	8.489563	10.527500	24.01%	0
2016	7.245609	8.489563	17.17%	0
2015	9.344028	7.245609	-22.46%	0
2014*	10.000000	9.344028	-6.56%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.536393	10.028274	5.16%	0
2018	9.934980	9.536393	-4.01%	0
2017	9.860384	9.934980	0.76%	0
2016*	10.000000	9.860384	-1.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.542780	19.929175	37.04%	0
2018	15.257322	14.542780	-4.68%	0
2017	12.449438	15.257322	22.55%	0
2016	11.795518	12.449438	5.54%	0
2015	12.427060	11.795518	-5.08%	0
2014	13.849544	12.427060	-10.27%	0
2013	10.110253	13.849544	36.99%	0
2012*	10.000000	10.110253	1.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.732344	28.556682	25.62%	0
2018	26.147814	22.732344	-13.06%	0
2017	22.969112	26.147814	13.84%	0
2016	20.810563	22.969112	10.37%	0
2015	21.656497	20.810563	-3.91%	0
2014	20.259305	21.656497	6.90%	0
2013	15.402713	20.259305	31.53%	0
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
2010	13.155897	14.192863	7.88%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.732592	7.33%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.473693	18.860010	21.88%	0
2018	17.673900	15.473693	-12.45%	0
2017	14.365853	17.673900	23.03%	0
2016	14.261028	14.365853	0.74%	0
2015	13.828085	14.261028	3.13%	0
2014	14.096094	13.828085	-1.90%	0
2013	11.385418	14.096094	23.81%	0
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
2010*	10.000000	10.626680	6.27%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.961246	16.195309	35.40%	0
2018	12.262764	11.961246	-2.46%	0
2017	9.867777	12.262764	24.27%	0
2016	9.610658	9.867777	2.68%	0
2015*	10.000000	9.610658	-3.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.602162	11.375355	7.29%	0
2018	11.032367	10.602162	-3.90%	0
2017	10.739534	11.032367	2.73%	0
2016	10.457899	10.739534	2.69%	0
2015	10.871845	10.457899	-3.81%	0
2014	10.419751	10.871845	4.34%	0
2013	10.804720	10.419751	-3.56%	0
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
2010	9.625695	9.977353	3.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.255567	20.217138	10.75%	0
2018	20.250022	18.255567	-9.85%	0
2017	19.048541	20.250022	6.31%	0
2016	17.757108	19.048541	7.27%	0
2015	18.524154	17.757108	-4.14%	0
2014	18.560654	18.524154	-0.20%	0
2013	20.971214	18.560654	-11.49%	0
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
2010	16.618294	17.690276	6.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.844115	10.969539	24.03%	0
2018	9.900343	8.844115	-10.67%	0
2017	9.068082	9.900343	9.18%	0
2016	8.130708	9.068082	11.53%	0
2015*	10.000000	8.130708	-18.69%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.568035	18.725395	20.28%	0
2018	17.294458	15.568035	-9.98%	0
2017	15.170043	17.294458	14.00%	0
2016	14.087645	15.170043	7.68%	0
2015	15.644768	14.087645	-9.95%	0
2014	16.468691	15.644768	-5.00%	0
2013	12.869688	16.468691	27.96%	0
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
2010*	10.000000	11.256837	12.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.540331	15.863808	17.16%	0
2018	14.693144	13.540331	-7.85%	0
2017	13.080339	14.693144	12.33%	0
2016	12.370416	13.080339	5.74%	0
2015	12.628742	12.370416	-2.05%	0
2014	12.400494	12.628742	1.84%	0
2013	10.369372	12.400494	19.59%	0
2012	9.238780	10.369372	12.24%	6,934
2011	9.436223	9.238780	-2.09%	7,111
2010	8.684254	9.436223	8.66%	7,209
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.382270	9.918378	5.71%	0
2018	9.779028	9.382270	-4.06%	0
2017	9.766930	9.779028	0.12%	0
2016	9.808193	9.766930	-0.42%	0
2015	10.134970	9.808193	-3.22%	0
2014	9.952899	10.134970	1.83%	0
2013	10.531816	9.952899	-5.50%	0
2012	10.344579	10.531816	1.81%	6,683
2011	10.086265	10.344579	2.56%	6,318
2010	9.810477	10.086265	2.81%	6,199
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	14.973547	19.575915	30.74%	0
2018	17.045623	14.973547	-12.16%	0
2017	13.416343	17.045623	27.05%	0
2016	13.804244	13.416343	-2.81%	0
2015	13.357236	13.804244	3.35%	0
2014	13.522162	13.357236	-1.22%	0
2013	10.836445	13.522162	24.78%	0
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
2010	9.634722	10.402077	7.96%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.663968	21.059634	26.38%	0
2018	17.295911	16.663968	-3.65%	0
2017	13.951028	17.295911	23.98%	0
2016	13.186067	13.951028	5.80%	0
2015	12.772956	13.186067	3.23%	0
2014	12.185059	12.772956	4.82%	0
2013	9.691899	12.185059	25.72%	0
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
2010	8.029141	9.205474	14.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	13.990903	17.054572	21.90%	0
2018	14.748421	13.990903	-5.14%	0
2017	12.468972	14.748421	18.28%	0
2016	11.570593	12.468972	7.76%	0
2015	11.800261	11.570593	-1.95%	0
2014	11.036446	11.800261	6.92%	0
2013	8.556596	11.036446	28.98%	0
2012	7.535974	8.556596	13.54%	8,676
2011	7.946223	7.535974	-5.16%	8,929
2010	7.381645	7.946223	7.65%	8,909
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	11.947678	12.651890	5.89%	0
2018	12.615122	11.947678	-5.29%	0
2017	12.229822	12.615122	3.15%	0
2016	11.603617	12.229822	5.40%	0
2015	12.318596	11.603617	-5.80%	0
2014	12.224811	12.318596	0.77%	0
2013	12.746263	12.224811	-4.09%	0
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
2010	10.659020	11.434048	7.27%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.319450	25.032870	23.20%	0
2018	22.640643	20.319450	-10.25%	0
2017	19.830888	22.640643	14.17%	0
2016	17.386950	19.830888	14.06%	0
2015	19.174170	17.386950	-9.32%	0
2014	18.147328	19.174170	5.66%	0
2013	13.827213	18.147328	31.24%	0
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
2010	11.395686	12.761480	11.99%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.376453	10.454484	11.50%	0
2018	10.562963	9.376453	-11.23%	0
2017	9.193837	10.562963	14.89%	0
2016	9.203593	9.193837	-0.11%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.978148	10.316267	3.39%	0
2018*	10.000000	9.978148	-0.22%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.867537	17.660443	11.30%	0
2018	16.866906	15.867537	-5.93%	0
2017	16.286559	16.866906	3.56%	0
2016	14.706813	16.286559	10.74%	0
2015	15.567676	14.706813	-5.53%	0
2014	15.650022	15.567676	-0.53%	0
2013	15.068328	15.650022	3.86%	0
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
2010	12.268157	13.465663	9.76%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.796995	17.142001	24.24%	0
2018	14.976225	13.796995	-7.87%	0
2017	12.374048	14.976225	21.03%	0
2016	11.234128	12.374048	10.15%	0
2015	11.721432	11.234128	-4.16%	0
2014	11.340145	11.721432	3.36%	0
2013	8.144895	11.340145	39.23%	0
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
2010	7.493188	8.386869	11.93%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.663421	11.163144	28.85%	0
2018	10.720097	8.663421	-19.19%	0
2017	8.802670	10.720097	21.78%	0
2016	9.304155	8.802670	-5.39%	0
2015	9.655193	9.304155	-3.64%	0
2014	10.090308	9.655193	-4.31%	0
2013	8.591409	10.090308	17.45%	0
2013	8.591409	10.090308	17.45%	0
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
2010	7.922646	8.746157	10.39%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.144756	25.211594	25.15%	0
2018	20.829241	20.144756	-3.29%	0
2017	17.856320	20.829241	16.65%	0
2016	16.559267	17.856320	7.83%	0
2015	16.959208	16.559267	-2.36%	0
2014	15.636081	16.959208	8.46%	0
2013	12.324642	15.636081	26.87%	0
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
2010	10.436497	11.462321	9.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.526512	13.859715	20.24%	0
2018	13.316070	11.526512	-13.44%	0
2017	11.458032	13.316070	16.22%	0
2016	10.899773	11.458032	5.12%	0
2015	11.437545	10.899773	-4.70%	0
2014	11.283888	11.437545	1.36%	0
2013	8.984481	11.283888	25.59%	0
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
2010	7.874718	8.781108	11.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.037053	12.438128	12.69%	0
2018	12.136988	11.037053	-9.06%	0
2017	11.165600	12.136988	8.70%	0
2016	10.847365	11.165600	2.93%	0
2015	11.302639	10.847365	-4.03%	0
2014	11.172090	11.302639	1.17%	0
2013	10.045184	11.172090	11.22%	0
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0
2010	9.098416	9.743993	7.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.484686	13.395027	16.63%	0
2018	12.894160	11.484686	-10.93%	0
2017	11.477596	12.894160	12.34%	0
2016	11.024385	11.477596	4.11%	4,281
2015	11.518452	11.024385	-4.29%	4,325
2014	11.341922	11.518452	1.56%	4,362
2013	9.643708	11.341922	17.61%	4,399
2012	8.749042	9.643708	10.23%	4,436
2011	9.341152	8.749042	-6.34%	4,480
2010	8.568333	9.341152	9.02%	4,516

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.147640	10.893581	7.35%	0
2018	10.743152	10.147640	-5.54%	0
2017	10.412393	10.743152	3.18%	0
2016	10.260214	10.412393	1.48%	0
2015	10.655766	10.260214	-3.71%	0
2014	10.630634	10.655766	0.24%	0
2013	10.444219	10.630634	1.78%	0
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
2010	9.828697	10.182276	3.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.130836	11.188259	10.44%	0
2018	11.233764	10.130836	-9.82%	0
2017	10.090214	11.233764	11.33%	0
2016	9.853848	10.090214	2.40%	0
2015	10.614463	9.853848	-7.17%	0
2014	10.700906	10.614463	-0.81%	0
2013*	10.000000	10.700906	7.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.396623	11.639344	11.95%	0
2018	11.536047	10.396623	-9.88%	0
2017	10.095587	11.536047	14.27%	0
2016	9.798220	10.095587	3.03%	0
2015	10.619213	9.798220	-7.73%	0
2014	10.837841	10.619213	-2.02%	0
2013*	10.000000	10.837841	8.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.307739	12.958750	14.60%	0
2018	12.548820	11.307739	-9.89%	0
2017	11.350194	12.548820	10.56%	0
2016	10.961519	11.350194	3.55%	0
2015	11.422324	10.961519	-4.03%	0
2014	11.260973	11.422324	1.43%	4,823
2013	9.854584	11.260973	14.27%	4,823
2012	9.041621	9.854584	8.99%	4,823
2011	9.543286	9.041621	-5.26%	0
2010	8.833797	9.543286	8.03%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.483301	13.615137	18.56%	0
2018	13.084037	11.483301	-12.23%	0
2017	11.423298	13.084037	14.54%	0
2016	10.944742	11.423298	4.37%	0
2015	11.456032	10.944742	-4.46%	0
2014	11.295107	11.456032	1.42%	0
2013	9.369661	11.295107	20.55%	0
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
2010	8.294271	9.116593	9.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.824713	12.001687	10.87%	0
2018	11.719684	10.824713	-7.64%	0
2017	10.994220	11.719684	6.60%	0
2016	10.692001	10.994220	2.83%	0
2015	11.141411	10.692001	-4.03%	0
2014	11.035497	11.141411	0.96%	0
2013	10.227334	11.035497	7.90%	0
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
2010	9.364667	9.904468	5.76%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	11.990188	13.082732	9.11%	0
2018	14.664033	11.990188	-18.23%	0
2017	12.317704	14.664033	19.05%	0
2016	12.557627	12.317704	-1.91%	0
2015	13.471998	12.557627	-6.79%	0
2014	15.120708	13.471998	-10.90%	0
2013	12.979956	15.120708	16.49%	0
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
2010	12.772243	13.175588	3.16%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.474340	11.043821	5.44%	0
2018	10.874923	10.474340	-3.68%	0
2017	10.760560	10.874923	1.06%	0
2016	10.563674	10.760560	1.86%	0
2015	10.987144	10.563674	-3.85%	0
2014	10.820644	10.987144	1.54%	0
2013	11.397967	10.820644	-5.07%	0
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
2010	10.242383	10.608581	3.58%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.080557	11.779325	6.31%	0
2018	11.593693	11.080557	-4.43%	0
2017	11.517390	11.593693	0.66%	0
2016	11.489320	11.517390	0.24%	0
2015	11.906262	11.489320	-3.50%	0
2014	11.703180	11.906262	1.74%	0
2013	12.317539	11.703180	-4.99%	0
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
2010	10.988936	11.524255	4.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.193068	11.841656	16.17%	0
2018	11.702164	10.193068	-12.90%	0
2017	10.232798	11.702164	14.36%	0
2016	9.469959	10.232798	8.06%	0
2015	10.081389	9.469959	-6.06%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.851902	11.230043	13.99%	0
2018	11.019991	9.851902	-10.60%	0
2017	9.979409	11.019991	10.43%	0
2016	9.457791	9.979409	5.52%	0
2015	9.925172	9.457791	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.438872	26.699000	18.99%	0
2018	28.098166	22.438872	-20.14%	0
2017	20.509463	28.098166	37.00%	0
2016	19.670779	20.509463	4.26%	0
2015	24.209687	19.670779	-18.75%	0
2014	26.475931	24.209687	-8.56%	0
2013	27.178323	26.475931	-2.58%	0
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
2010	28.370736	31.899833	12.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.724707	10.024474	3.08%	0
2018	10.031963	9.724707	-3.06%	0
2017	10.130215	10.031963	-0.97%	0
2016	10.365761	10.130215	-2.27%	0
2015	10.698015	10.365761	-3.11%	0
2014	10.546966	10.698015	1.43%	0
2013	11.332825	10.546966	-6.93%	0
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
2010	10.720995	10.896685	1.64%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.298676	7.205826	-1.27%	0
2018	7.422439	7.298676	-1.67%	0
2017	7.619246	7.422439	-2.58%	0
2016	7.853632	7.619246	-2.98%	0
2015	8.096524	7.853632	-3.00%	0
2014	8.346928	8.096524	-3.00%	0
2013	8.605080	8.346928	-3.00%	0
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
2010	9.428409	9.145574	-3.00%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.430060	8.570301	15.35%	0
2018	8.992372	7.430060	-17.37%	0
2017	7.294563	8.992372	23.27%	0
2016	7.472191	7.294563	-2.38%	0
2015	7.959735	7.472191	-6.13%	0
2014	8.265458	7.959735	-3.70%	0
2013	7.248043	8.265458	14.04%	0
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
2010	6.776655	7.428336	9.62%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.939886	9.334657	17.57%	0
2018	9.533782	7.939886	-16.72%	0
2017	7.896468	9.533782	20.73%	0
2016	8.097650	7.896468	-2.48%	0
2015	8.465762	8.097650	-4.35%	0
2014	9.303329	8.465762	-9.00%	0
2013	7.925639	9.303329	17.38%	0
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0
2010	7.848597	8.176599	4.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.412203	23.298663	20.02%	0
2018	21.960816	19.412203	-11.61%	0
2017	19.115038	21.960816	14.89%	0
2016	18.000254	19.115038	6.19%	0
2015	18.744126	18.000254	-3.97%	0
2014	18.406248	18.744126	1.84%	0
2013	14.912064	18.406248	23.43%	0
2012	13.264769	14.912064	12.42%	0
2011	14.233857	13.264769	-6.81%	0
2010	12.801040	14.233857	11.19%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	13.987622	15.649561	11.88%	0
2018	15.157811	13.987622	-7.72%	0
2017	14.060182	15.157811	7.81%	0
2016	13.634458	14.060182	3.12%	0
2015	14.080622	13.634458	-3.17%	0
2014	13.879695	14.080622	1.45%	0
2013	12.615384	13.879695	10.02%	0
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
2010	11.405992	12.149850	6.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.386426	19.064439	16.34%	0
2018	18.065146	16.386426	-9.29%	0
2017	16.220148	18.065146	11.37%	0
2016	15.519254	16.220148	4.52%	0
2015	16.084825	15.519254	-3.52%	0
2014	15.760844	16.084825	2.06%	0
2013	13.597372	15.760844	15.91%	0
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
2010	11.958968	12.996027	8.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.059060	11.749947	6.25%	0
2018	11.612441	11.059060	-4.77%	0
2017	11.326889	11.612441	2.52%	0
2016	11.198730	11.326889	1.14%	0
2015	11.514615	11.198730	-2.74%	0
2014	11.426214	11.514615	0.77%	0
2013	11.236665	11.426214	1.69%	0
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
2010	10.739698	11.031459	2.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.204864	11.185416	9.61%	0
2018	11.149564	10.204864	-8.47%	0
2017	10.079135	11.149564	10.62%	0
2016	9.828945	10.079135	2.55%	0
2015	10.472416	9.828945	-6.14%	0
2014	10.537541	10.472416	-0.62%	0
2013*	10.000000	10.537541	5.38%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.476965	11.712324	11.79%	0
2018	11.499087	10.476965	-8.89%	0
2017	10.134492	11.499087	13.46%	0
2016	9.768066	10.134492	3.75%	0
2015	10.484909	9.768066	-6.84%	0
2014	10.625011	10.484909	-1.32%	0
2013*	10.000000	10.625011	6.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.460951	17.658448	14.21%	0
2018	16.901961	15.460951	-8.53%	0
2017	15.428657	16.901961	9.55%	0
2016	14.844135	15.428657	3.94%	0
2015	15.354651	14.844135	-3.32%	2,306
2014	15.049793	15.354651	2.03%	4,793
2013	13.303145	15.049793	13.13%	4,794
2012	12.377314	13.303145	7.48%	6,722
2011	12.764449	12.377314	-3.03%	6,741
2010	11.864171	12.764449	7.59%	6,741
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.836617	21.078225	18.17%	0
2018	19.931621	17.836617	-10.51%	0
2017	17.609138	19.931621	13.19%	0
2016	16.732960	17.609138	5.24%	0
2015	17.377351	16.732960	-3.71%	0
2014	17.068709	17.377351	1.81%	2,222
2013	14.378780	17.068709	18.71%	2,220
2012	13.031349	14.378780	10.34%	2,271
2011	13.725470	13.031349	-5.06%	2,289
2010	12.540204	13.725470	9.45%	2,282
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.292484	14.632241	10.08%	0
2018	14.237279	13.292484	-6.64%	0
2017	13.438440	14.237279	5.94%	0
2016	13.105467	13.438440	2.54%	9,880
2015	13.514950	13.105467	-3.03%	23,641
2014	13.302470	13.514950	1.60%	43,479
2013	12.411272	13.302470	7.18%	43,479
2012	11.843812	12.411272	4.79%	34,286
2011	11.962522	11.843812	-0.99%	34,245
2010	11.364468	11.962522	5.26%	34,250
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.352672	3.53%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.650006	6.50%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.066925	19.031454	26.31%	0
2018	16.074270	15.066925	-6.27%	0
2017	12.757783	16.074270	26.00%	0
2016	12.894628	12.757783	-1.06%	0
2015	12.890036	12.894628	0.04%	0
2014	12.064346	12.890036	6.84%	0
2013	9.252936	12.064346	30.38%	0
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
2010	7.819763	8.750361	11.90%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.368017	11.964839	15.40%	0
2018	11.231974	10.368017	-7.69%	0
2017	9.849387	11.231974	14.04%	0
2016	9.353613	9.849387	5.30%	0
2015	9.864605	9.353613	-5.18%	0
2014*	10.000000	9.864605	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.635619	13.767709	18.32%	0
2018	12.314689	11.635619	-5.51%	0
2017	10.431103	12.314689	18.06%	0
2016	9.771234	10.431103	6.75%	0
2015	10.059252	9.771234	-2.86%	0
2014*	10.000000	10.059252	0.59%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.399993	32.504207	33.21%	0
2018	25.552779	24.399993	-4.51%	0
2017	20.729280	25.552779	23.27%	0
2016	20.681030	20.729280	0.23%	0
2015	20.339767	20.681030	1.68%	0
2014	19.315021	20.339767	5.31%	0
2013	14.610546	19.315021	32.20%	0
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
2010	12.775785	13.448232	5.26%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.406067	25.075613	22.88%	0
2018	23.242098	20.406067	-12.20%	0
2017	22.094436	23.242098	5.19%	0
2016	18.946246	22.094436	16.62%	0
2015	20.440262	18.946246	-7.31%	0
2014	18.656728	20.440262	9.56%	0
2013	14.607016	18.656728	27.72%	0
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0
2010	12.299084	13.499407	9.76%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.606863	33.647878	21.88%	0
2018	32.122890	27.606863	-14.06%	0
2017	28.600350	32.122890	12.32%	0
2016	24.509350	28.600350	16.69%	0
2015	25.924431	24.509350	-5.46%	0
2014	24.425298	25.924431	6.14%	0
2013	18.925689	24.425298	29.06%	0
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
2010	14.352145	17.569856	22.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.494910	12.962794	12.77%	0
2018	14.338308	11.494910	-19.83%	0
2017	12.062113	14.338308	18.87%	0
2016	11.844155	12.062113	1.84%	0
2015	12.900254	11.844155	-8.19%	0
2014	14.724321	12.900254	-12.39%	0
2013	12.539913	14.724321	17.42%	0
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
2010	13.262129	13.622918	2.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.244246	14.857934	21.35%	0
2018	14.313306	12.244246	-14.46%	0
2017	12.901682	14.313306	10.94%	0
2016	11.460615	12.901682	12.57%	0
2015	12.235645	11.460615	-6.33%	0
2014	11.442029	12.235645	6.94%	0
2013	8.735768	11.442029	30.98%	0
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
2010	7.687869	8.407919	9.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.526369	18.652026	20.13%	0
2018	18.434720	15.526369	-15.78%	0
2017	16.692961	18.434720	10.43%	0
2016	14.633144	16.692961	14.08%	0
2015	15.534055	14.633144	-5.80%	0
2014	13.685181	15.534055	13.51%	0
2013	10.398302	13.685181	31.61%	0
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
2010	8.379953	9.724644	16.05%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	18.818281	24.711500	31.32%	0
2018	21.140967	18.818281	-10.99%	0
2017	17.483591	21.140967	20.92%	0
2016	16.678795	17.483591	4.83%	0
2015	17.104127	16.678795	-2.49%	0
2014	17.196692	17.104127	-0.54%	0
2013	12.315415	17.196692	39.64%	0
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
2010	9.619973	11.674327	21.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	23.536236	27.097391	15.13%	0
2018	29.283021	23.536236	-19.62%	0
2017	27.756424	29.283021	5.50%	0
2016	22.777867	27.756424	21.86%	0
2015	25.058549	22.777867	-9.10%	0
2014	24.196598	25.058549	3.56%	0
2013	17.814319	24.196598	35.83%	0
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
2010	13.567911	16.645645	22.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	23.977100	29.154606	21.59%	0
2018	28.363438	23.977100	-15.46%	0
2017	25.828808	28.363438	9.81%	0
2016	21.727091	25.828808	18.88%	0
2015	22.831888	21.727091	-4.84%	0
2014	23.408008	22.831888	-2.46%	0
2013	17.169135	23.408008	36.34%	0
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
2010	13.867469	16.812085	21.23%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.588402	17.836597	22.27%	0
2018	15.981187	14.588402	-8.72%	0
2017	13.918021	15.981187	14.82%	0
2016	13.030052	13.918021	6.81%	0
2015	13.489503	13.030052	-3.41%	0
2014	12.584126	13.489503	7.19%	0
2013	9.363301	12.584126	34.40%	0
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
2010	7.705886	9.236146	19.86%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.505944	14.558804	26.53%	0
2018	12.365630	11.505944	-6.95%	0
2017	12.009131	12.365630	2.97%	0
2016	11.550344	12.009131	3.97%	0
2015	12.622094	11.550344	-8.49%	0
2014	10.117831	12.622094	24.75%	0
2013	10.156538	10.117831	-0.38%	0
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
2010	6.987203	8.799103	25.93%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.560657	18.479711	26.92%	0
2018	15.782811	14.560657	-7.74%	0
2017	13.420831	15.782811	17.60%	0
2016	12.419355	13.420831	8.06%	0
2015	12.683872	12.419355	-2.09%	0
2014	11.563875	12.683872	9.69%	0
2013*	10.000000	11.563875	15.64%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.698412	8.782332	0.96%	0
2018	8.895963	8.698412	-2.22%	0
2017	9.027764	8.895963	-1.46%	0
2016	9.079943	9.027764	-0.57%	0
2015	9.392823	9.079943	-3.33%	0
2014	9.635733	9.392823	-2.52%	0
2013	9.923297	9.635733	-2.90%	0
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0
2010	10.123113	10.057043	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.982543	15.736379	21.21%	0
2018	15.099381	12.982543	-14.02%	0
2017	13.631808	15.099381	10.77%	0
2016	11.625738	13.631808	17.26%	0
2015	12.600530	11.625738	-7.74%	0
2014	12.424757	12.600530	1.41%	0
2013*	10.000000	12.424757	24.25%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.323069	19.011478	32.73%	0
2018	15.888643	14.323069	-9.85%	0
2017	12.843543	15.888643	23.71%	0
2016	12.483685	12.843543	2.88%	0
2015	12.914506	12.483685	-3.34%	0
2014	12.836513	12.914506	0.61%	0
2013	9.547400	12.836513	34.45%	0
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
2010	7.550935	9.263366	22.68%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	26.937729	34.616869	28.51%	0
2018	29.725480	26.937729	-9.38%	0
2017	24.599495	29.725480	20.84%	0
2016	24.345031	24.599495	1.05%	0
2015	24.850862	24.345031	-2.04%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.930431	7.976131	0.58%	0
2018	8.094429	7.930431	-2.03%	0
2017	8.270384	8.094429	-2.13%	0
2016	8.422764	8.270384	-1.81%	0
2015	8.667344	8.422764	-2.82%	0
2014	8.881243	8.667344	-2.41%	0
2013	9.099805	8.881243	-2.40%	0
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
2010	9.026966	9.218946	2.13%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.180600	27.084531	22.11%	0
2018	24.259820	22.180600	-8.57%	0
2017	21.116120	24.259820	14.89%	0
2016	19.813315	21.116120	6.58%	0
2015	20.521265	19.813315	-3.45%	0
2014	19.166097	20.521265	7.07%	0
2013	14.359005	19.166097	33.48%	0
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
2010	11.905689	14.188375	19.17%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.669727	10.481176	8.39%	0
2018	10.544896	9.669727	-8.30%	0
2017	9.587365	10.544896	9.99%	0
2016	8.753358	9.587365	9.53%	0
2015	9.937255	8.753358	-11.91%	0
2014	10.198235	9.937255	-2.56%	0
2013	10.502179	10.198235	-2.89%	0
2012*	10.000000	10.502179	5.02%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.803528	10.902790	11.21%	0
2018	10.620921	9.803528	-7.70%	0
2017	9.973093	10.620921	6.50%	0
2016	9.080815	9.973093	9.83%	0
2015	9.588452	9.080815	-5.29%	0
2014*	10.000000	9.588452	-4.12%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.692565	10.052171	3.71%	0
2018	10.418391	9.692565	-6.97%	0
2017	9.698591	10.418391	7.42%	0
2016	9.715633	9.698591	-0.18%	0
2015	10.790365	9.715633	-9.96%	0
2014	11.090707	10.790365	-2.71%	0
2013	12.237338	11.090707	-9.37%	0
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
2010	10.745343	11.399854	6.09%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.574582	9.651765	0.81%	0
2018	9.849002	9.574582	-2.79%	0
2017	10.027202	9.849002	-1.78%	0
2016	10.203309	10.027202	-1.73%	0
2015	10.496959	10.203309	-2.80%	0
2014	10.741237	10.496959	-2.27%	0
2013	11.099224	10.741237	-3.23%	0
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
2010	10.823894	11.043642	2.03%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.760356	9.722818	-0.38%	0
2018	9.922293	9.760356	-1.63%	0
2017	9.997851	9.922293	-0.76%	0
2016*	10.000000	9.997851	-0.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.569213	10.047664	5.00%	0
2018	9.929866	9.569213	-3.63%	0
2017	9.765709	9.929866	1.68%	0
2016	9.813375	9.765709	-0.49%	0
2015	10.083037	9.813375	-2.67%	0
2014	9.979009	10.083037	1.04%	0
2013	10.503282	9.979009	-4.99%	0
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.882576	12.500827	26.49%	0
2018	11.135303	9.882576	-11.25%	0
2017*	10.000000	11.135303	11.35%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.936079	17.158574	32.64%	0
2018	13.028441	12.936079	-0.71%	0
2017	10.259442	13.028441	26.99%	0
2016*	10.000000	10.259442	2.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.317415	16.167213	21.40%	0
2018	16.976893	13.317415	-21.56%	0
2017	13.825364	16.976893	22.80%	0
2016	14.610266	13.825364	-5.37%	0
2015	15.041140	14.610266	-2.86%	0
2014	16.633889	15.041140	-9.58%	0
2013	13.389484	16.633889	24.23%	0
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
2010	13.166634	14.052526	6.73%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.085854	37.538487	24.77%	0
2018	30.758316	30.085854	-2.19%	0
2017	24.905642	30.758316	23.50%	0
2016	28.755321	24.905642	-13.39%	0
2015	26.357737	28.755321	9.10%	0
2014	20.706840	26.357737	27.29%	0
2013	14.182607	20.706840	46.00%	0
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0
2010*	10.000000	10.423804	4.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.715183	5.101831	8.20%	0
2018	6.792661	4.715183	-30.58%	0
2017	7.142942	6.792661	-4.90%	0
2016	5.134263	7.142942	39.12%	0
2015	7.975181	5.134263	-35.62%	0
2014	10.194580	7.975181	-21.77%	0
2013	9.528859	10.194580	6.99%	0
2012*	10.000000	9.528859	-4.71%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.832738	5.244164	8.51%	0
2018	6.947913	4.832738	-30.44%	0
2017	7.285887	6.947913	-4.64%	0
2016	5.226165	7.285887	39.41%	0
2015	8.096059	5.226165	-35.45%	0
2014	10.317992	8.096059	-21.53%	0
2013	9.623397	10.317992	7.22%	0
2012*	10.000000	9.623397	-3.77%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.669870	6.70%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	23.652255	28.639107	21.08%	0
2018	24.073094	23.652255	-1.75%	0
2017	19.716806	24.073094	22.09%	0
2016	18.863579	19.716806	4.52%	0
2015	20.024360	18.863579	-5.80%	0
2014	21.038947	20.024360	-4.82%	0
2013	14.437159	21.038947	45.73%	0
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0
2010	12.124644	14.910083	22.97%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.502618	11.734173	11.73%	0
2018	11.694211	10.502618	-10.19%	0
2017	10.549891	11.694211	10.85%	0
2016	10.526508	10.549891	0.22%	0
2015	11.000729	10.526508	-4.31%	0
2014	10.888733	11.000729	1.03%	0
2013	10.033863	10.888733	8.52%	0
2012*	10.000000	10.033863	0.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.211570	24.221917	19.84%	0
2018	22.145569	20.211570	-8.73%	0
2017	19.258437	22.145569	14.99%	0
2016	17.882843	19.258437	7.69%	0
2015	18.185978	17.882843	-1.67%	0
2014	17.163527	18.185978	5.96%	0
2013	13.153120	17.163527	30.49%	0
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
2010	10.289291	11.252467	9.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.567629	8.568644	13.23%	0
2018*	10.000000	7.567629	-24.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.419144	30.711103	16.25%	0
2018	32.177187	26.419144	-17.89%	0
2017	29.407470	32.177187	9.42%	0
2016	24.304208	29.407470	21.00%	0
2015	26.582638	24.304208	-8.57%	0
2014	25.167484	26.582638	5.62%	0
2013	18.860524	25.167484	33.44%	0
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
2010	15.102940	18.536235	22.73%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.203763	10.773249	5.58%	0
2018	10.831902	10.203763	-5.80%	0
2017	10.776051	10.831902	0.52%	0
2016	10.647001	10.776051	1.21%	0
2015	11.259939	10.647001	-5.44%	0
2014	11.243180	11.259939	0.15%	0
2013	12.671435	11.243180	-11.27%	0
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
2010	11.023347	11.234303	1.91%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	19.581546	23.492853	19.97%	0
2018	21.767077	19.581546	-10.04%	0
2017	18.661760	21.767077	16.64%	0
2016	17.002757	18.661760	9.76%	0
2015	18.647045	17.002757	-8.82%	0
2014	17.122173	18.647045	8.91%	0
2013	13.035142	17.122173	31.35%	0
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
2010	10.671145	11.779962	10.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	20.650321	25.825256	25.06%	0
2018	24.476685	20.650321	-15.63%	0
2017	22.647251	24.476685	8.08%	0
2016	19.033552	22.647251	18.99%	0
2015	19.947499	19.033552	-4.58%	0
2014	17.700579	19.947499	12.69%	0
2013	14.054728	17.700579	25.94%	0
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
2010	11.248111	12.974779	15.35%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.739809	10.846167	11.36%	0
2018	10.346786	9.739809	-5.87%	0
2017	9.965951	10.346786	3.82%	0
2016	9.110708	9.965951	9.39%	0
2015*	10.000000	9.110708	-8.89%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.259443	9.798168	5.82%	0
2018	9.621780	9.259443	-3.77%	0
2017	9.615352	9.621780	0.07%	0
2016	9.678990	9.615352	-0.66%	0
2015*	10.000000	9.678990	-3.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.008659	13.603872	23.57%	0
2018	12.266788	11.008659	-10.26%	0
2017	10.860521	12.266788	12.95%	0
2016	9.651253	10.860521	12.53%	0
2015*	10.000000	9.651253	-3.49%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.223409	15.096431	14.16%	0
2018	14.760551	13.223409	-10.41%	0
2017	13.388203	14.760551	10.25%	0
2016	13.302043	13.388203	0.65%	0
2015	13.859339	13.302043	-4.02%	0
2014	14.024408	13.859339	-1.18%	0
2013	12.642927	14.024408	10.93%	0
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
2010	11.928722	12.693995	6.42%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.354976	12.032405	16.20%	0
2018	12.670203	10.354976	-18.27%	0
2017	11.359085	12.670203	11.54%	0
2016	10.169414	11.359085	11.70%	0
2015	10.760147	10.169414	-5.49%	0
2014*	10.000000	10.760147	7.60%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.072245	34.446471	18.49%	0
2018	32.949920	29.072245	-11.77%	0
2017	30.233466	32.949920	8.98%	0
2016	24.801007	30.233466	21.90%	0
2015	26.191501	24.801007	-5.31%	0
2014	25.699309	26.191501	1.92%	43
2013	18.837506	25.699309	36.43%	41
2012	16.788611	18.837506	12.20%	47
2011	17.218817	16.788611	-2.50%	54
2010	14.114578	17.218817	21.99%	52
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	21.532180	27.217704	26.40%	0
2018	23.347019	21.532180	-7.77%	0
2017	19.865209	23.347019	17.53%	0
2016	18.384881	19.865209	8.05%	0
2015	18.800019	18.384881	-2.21%	0
2014	17.144717	18.800019	9.65%	0
2013	13.426758	17.144717	27.69%	0
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
2010	10.962416	12.173360	11.05%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	18.747511	24.640654	31.43%	0
2018	20.819638	18.747511	-9.95%	0
2017	16.906135	20.819638	23.15%	0
2016	16.199800	16.906135	4.36%	0
2015	17.175600	16.199800	-5.68%	0
2014	16.429987	17.175600	4.54%	0
2013	14.025676	16.429987	17.14%	0
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
2010	11.170644	12.459602	11.54%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.494707	18.250591	17.79%	0
2018	19.805381	15.494707	-21.77%	0
2017	16.423805	19.805381	20.59%	0
2016	14.503879	16.423805	13.24%	0
2015	15.347340	14.503879	-5.50%	0
2014	15.623796	15.347340	-1.77%	0
2013	10.872320	15.623796	43.70%	0
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
2010	8.826041	11.194175	26.83%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.386647	10.604063	12.97%	0
2018	10.086973	9.386647	-6.94%	0
2017*	10.000000	10.086973	0.87%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.447029	15.412532	23.82%	0
2018	15.460758	12.447029	-19.49%	0
2017	14.268028	15.460758	8.36%	0
2016	11.225839	14.268028	27.10%	0
2015	12.379083	11.225839	-9.32%	0
2014	12.089331	12.379083	2.40%	0
2013*	10.000000	12.089331	20.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.645839	10.013634	3.81%	0
2018	9.959543	9.645839	-3.15%	0
2017	9.930150	9.959543	0.30%	0
2016	9.400702	9.930150	5.63%	0
2015	9.793617	9.400702	-4.01%	0
2014*	10.000000	9.793617	-2.06%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.994156	10.456460	16.26%	0
2018*	10.000000	8.994156	-10.06%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.595386	11.214161	5.84%	0
2018	11.016885	10.595386	-3.83%	0
2017	10.951858	11.016885	0.59%	0
2016	10.910118	10.951858	0.38%	0
2015	11.303035	10.910118	-3.48%	0
2014	11.262963	11.303035	0.36%	0
2013	11.530771	11.262963	-2.32%	0
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
2010	10.468634	10.990007	4.98%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.146834	10.204231	25.25%	0
2018*	10.000000	8.146834	-18.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	12.991716	14.579312	12.22%	0
2018	13.999391	12.991716	-7.20%	0
2017	12.800397	13.999391	9.37%	0
2016	12.545787	12.800397	2.03%	0
2015	13.009510	12.545787	-3.56%	0
2014	12.876533	13.009510	1.03%	0
2013	11.733185	12.876533	9.74%	0
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
2010	10.296699	11.235274	9.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.704402	15.927711	16.22%	0
2018	15.052998	13.704402	-8.96%	0
2017	13.353679	15.052998	12.73%	0
2016	13.017227	13.353679	2.58%	0
2015	13.488708	13.017227	-3.50%	0
2014	13.301806	13.488708	1.41%	0
2013	11.865053	13.301806	12.11%	0
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
2010	10.198539	11.304525	10.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.601879	17.570092	20.33%	0
2018	16.383630	14.601879	-10.88%	0
2017	14.000146	16.383630	17.02%	0
2016	13.574136	14.000146	3.14%	0
2015	14.075784	13.574136	-3.56%	0
2014	13.861149	14.075784	1.55%	0
2013	11.775961	13.861149	17.71%	0
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
2010	9.962746	11.194014	12.36%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.754576	12.941033	20.33%	0
2018	11.610513	10.754576	-7.37%	0
2017	10.312597	11.610513	12.59%	0
2016*	10.000000	10.312597	3.13%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.893383	31.682275	27.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.026948	10.676245	6.48%	0
2018	13.750045	10.026948	-27.08%	0
2017	14.586209	13.750045	-5.73%	0
2016	11.268337	14.586209	29.44%	0
2015	14.666849	11.268337	-23.17%	0
2014	17.342881	14.666849	-15.43%	0
2013	14.409110	17.342881	20.36%	0
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
2010	13.365135	15.440192	15.53%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.065398	22.262200	23.23%	0
2018	20.376833	18.065398	-11.34%	0
2017	18.655863	20.376833	9.22%	0
2016	16.346233	18.655863	14.13%	0
2015	17.606834	16.346233	-7.16%	0
2014	16.741159	17.606834	5.17%	0
2013	13.508471	16.741159	23.93%	0
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
2010	10.948250	12.198016	11.42%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.076690	13.926312	25.73%	0
2018	12.584061	11.076690	-11.98%	0
2017	11.129821	12.584061	13.07%	0
2016*	10.000000	11.129821	11.30%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	23.651247	30.720854	29.89%	0
2018	24.505665	23.651247	-3.49%	0
2017	18.746834	24.505665	30.72%	0
2016	19.229226	18.746834	-2.51%	0
2015	18.553177	19.229226	3.64%	0
2014	17.238380	18.553177	7.63%	0
2013	13.073741	17.238380	31.85%	0
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
2010	10.127669	12.162126	20.09%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.826751	11.483710	6.07%	0
2018	11.257877	10.826751	-3.83%	0
2017	11.165322	11.257877	0.83%	0
2016	11.022036	11.165322	1.30%	0
2015	11.466249	11.022036	-3.87%	0
2014	11.197875	11.466249	2.40%	445
2013	11.794072	11.197875	-5.06%	429
2012	11.520448	11.794072	2.38%	1,096
2011	11.100855	11.520448	3.78%	1,038
2010	10.646436	11.100855	4.27%	1,185
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	29.822080	35.612316	19.42%	0
2018	36.098965	29.822080	-17.39%	0
2017	30.887554	36.098965	16.87%	0
2016	28.462824	30.887554	8.52%	0
2015	29.844512	28.462824	-4.63%	0
2014	29.032384	29.844512	2.80%	0
2013	22.039585	29.032384	31.73%	0
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
2010	18.418751	22.959794	24.65%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.120210	21.162799	23.61%	0
2018	20.793050	17.120210	-17.66%	0
2017	16.497650	20.793050	26.04%	0
2016	17.961543	16.497650	-8.15%	0
2015	17.935499	17.961543	0.15%	0
2014	20.173743	17.935499	-11.09%	0
2013	15.985610	20.173743	26.20%	0
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
2010	15.625088	17.092526	9.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.112819	27.448809	30.01%	0
2018	26.400959	21.112819	-20.03%	0
2017	22.864933	26.400959	15.46%	0
2016	21.581295	22.864933	5.95%	0
2015	22.993994	21.581295	-6.14%	0
2014	22.267152	22.993994	3.26%	0
2013	17.642135	22.267152	26.22%	0
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
2010	13.258132	16.239712	22.49%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.663421	12.391333	16.20%	0
2018	12.175721	10.663421	-12.42%	0
2017	11.214263	12.175721	8.57%	0
2016	10.219102	11.214263	9.74%	0
2015	11.239009	10.219102	-9.07%	0
2014	11.271598	11.239009	-0.29%	0
2013	9.393180	11.271598	20.00%	0
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
2010	8.233162	8.800710	6.89%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	12.918605	14.535972	12.52%	0
2018	13.926775	12.918605	-7.24%	0
2017	13.096708	13.926775	6.34%	0
2016	11.846221	13.096708	10.56%	0
2015	13.146406	11.846221	-9.89%	0
2014	12.961709	13.146406	1.42%	0
2013	11.733565	12.961709	10.47%	0
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
2010	9.907990	10.823342	9.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	21.863500	27.392941	25.29%	0
2018	23.761341	21.863500	-7.99%	0
2017	20.327365	23.761341	16.89%	0
2016	18.066633	20.327365	12.51%	0
2015	19.340608	18.066633	-6.59%	0
2014	18.348494	19.340608	5.41%	0
2013	14.592909	18.348494	25.74%	0
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
2010	11.184333	13.082056	16.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	25.397368	31.110497	22.49%	0
2018	30.073891	25.397368	-15.55%	0
2017	28.031346	30.073891	7.29%	0
2016	22.206674	28.031346	26.23%	0
2015	24.732501	22.206674	-10.21%	0
2014	25.365995	24.732501	-2.50%	66
2013	19.204228	25.365995	32.09%	62
2012	16.732888	19.204228	14.77%	184
2011	17.932650	16.732888	-6.69%	224
2010	14.425101	17.932650	24.32%	215

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.107992	11.187633	22.83%	0
2018	11.158973	9.107992	-18.38%	0
2017	8.196516	11.158973	36.14%	0
2016	7.198050	8.196516	13.87%	0
2015	9.235167	7.198050	-22.06%	0
2014*	10.000000	9.235167	-7.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.101084	16.474856	9.10%	0
2018	18.424220	15.101084	-18.04%	0
2017	16.283743	18.424220	13.14%	0
2016	15.670226	16.283743	3.92%	0
2015	17.285811	15.670226	-9.35%	0
2014	20.063371	17.285811	-13.84%	0
2013	16.828543	20.063371	19.22%	0
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
2010	16.122863	16.945637	5.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.932017	8.833894	-1.10%	0
2018	9.039465	8.932017	-1.19%	0
2017	9.146896	9.039465	-1.17%	0
2016	9.164527	9.146896	-0.19%	0
2015	9.878169	9.164527	-7.22%	0
2014*	10.000000	9.878169	-1.22%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.529584	11.427000	8.52%	0
2018	11.355116	10.529584	-7.27%	0
2017	10.353706	11.355116	9.67%	0
2016	10.234556	10.353706	1.16%	0
2015	11.208650	10.234556	-8.69%	0
2014	11.122430	11.208650	0.78%	0
2013	10.101766	11.122430	10.10%	0
2012*	10.000000	10.101766	1.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.293921	9.805384	5.50%	0
2018*	10.000000	9.293921	-7.06%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.754647	8.913137	1.81%	0
2018	9.514451	8.754647	-7.99%	0
2017	9.465111	9.514451	0.52%	0
2016	9.809500	9.465111	-3.51%	0
2015	9.934431	9.809500	-1.26%	0
2014	9.790740	9.934431	1.47%	0
2013*	10.000000	9.790740	-2.09%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.611824	20.649215	32.27%	0
2018	16.757900	15.611824	-6.84%	0
2017	13.605973	16.757900	23.17%	0
2016	13.755377	13.605973	-1.09%	0
2015	13.544767	13.755377	1.55%	0
2014	12.915840	13.544767	4.87%	0
2013	9.529571	12.915840	35.53%	0
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.005356	14.553380	21.22%	0
2018	14.010531	12.005356	-14.31%	0
2017	12.603156	14.010531	11.17%	0
2016	11.486580	12.603156	9.72%	0
2015	12.377883	11.486580	-7.20%	0
2014	12.256301	12.377883	0.99%	0
2013	9.840633	12.256301	24.55%	0
2012*	10.000000	9.840633	-1.59%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	25.012974	31.877932	27.45%	0
2018	29.795556	25.012974	-16.05%	0
2017	22.542262	29.795556	32.18%	0
2016	23.286101	22.542262	-3.19%	0
2015	23.167940	23.286101	0.51%	0
2014	23.415441	23.167940	-1.06%	0
2013	19.018403	23.415441	23.12%	0
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
2010	16.303500	18.288850	12.18%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.999689	9.650673	7.23%	0
2018	9.725930	8.999689	-7.47%	0
2017	9.459972	9.725930	2.81%	0
2016	9.181504	9.459972	3.03%	0
2015	9.712432	9.181504	-5.47%	0
2014	9.774438	9.712432	-0.63%	0
2013	10.119092	9.774438	-3.41%	0
2012*	10.000000	10.119092	1.19%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.046633	9.981868	24.05%	0
2018	10.318971	8.046633	-22.02%	0
2017	8.416718	10.318971	22.60%	0
2016	8.923071	8.416718	-5.67%	0
2015	8.926577	8.923071	-0.04%	0
2014*	10.000000	8.926577	-10.73%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	19.575328	25.001714	27.72%	0
2018	21.974235	19.575328	-10.92%	0
2017	19.430843	21.974235	13.09%	0
2016	18.005939	19.430843	7.91%	0
2015	18.012794	18.005939	-0.04%	0
2014	16.829103	18.012794	7.03%	263
2013	13.206306	16.829103	27.43%	281
2012	11.682310	13.206306	13.05%	592
2011	12.087092	11.682310	-3.35%	695
2010	10.763594	12.087092	12.30%	708
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	26.715314	32.669369	22.29%	0
2018	30.807771	26.715314	-13.28%	0
2017	27.893861	30.807771	10.45%	0
2016	24.448184	27.893861	14.09%	0
2015	26.853920	24.448184	-8.96%	0
2014	24.807488	26.853920	8.25%	0
2013	18.195616	24.807488	36.34%	0
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
2010	14.126001	16.853247	19.31%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.619661	14.899339	18.06%	0
2018	13.767871	12.619661	-8.34%	0
2017	12.005787	13.767871	14.68%	0
2016	12.708869	12.005787	-5.53%	0
2015	14.302647	12.708869	-11.14%	0
2014	15.572747	14.302647	-8.16%	0
2013	12.836378	15.572747	21.32%	0
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
2010	11.720724	12.349342	5.36%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.335646	12.220044	7.80%	0
2018	11.946918	11.335646	-5.12%	0
2017	11.550252	11.946918	3.43%	0
2016	10.252867	11.550252	12.65%	0
2015	11.311292	10.252867	-9.36%	0
2014	11.449047	11.311292	-1.20%	0
2013	10.687055	11.449047	7.13%	0
2012*	10.000000	10.687055	6.87%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.682790	19.635981	33.73%	0
2018	15.156288	14.682790	-3.12%	0
2017	12.318346	15.156288	23.04%	0
2016	11.972628	12.318346	2.89%	0
2015	13.106993	11.972628	-8.65%	0
2014	12.533070	13.106993	4.58%	0
2013	9.948703	12.533070	25.98%	0
2012*	10.000000	9.948703	-0.51%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	20.346454	24.119645	18.54%	0
2018	20.900058	20.346454	-2.65%	0
2017	18.246431	20.900058	14.54%	0
2016	18.038899	18.246431	1.15%	0
2015	18.530365	18.038899	-2.65%	0
2014	17.658514	18.530365	4.94%	0
2013	15.203191	17.658514	16.15%	0
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
2010	13.428212	14.075947	4.82%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.189695	9.736030	5.95%	0
2018	9.603967	9.189695	-4.31%	0
2017	9.583912	9.603967	0.21%	0
2016	9.669737	9.583912	-0.89%	0
2015*	10.000000	9.669737	-3.30%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	30.662478	40.682637	32.68%	0
2018	31.098270	30.662478	-1.40%	0
2017	24.672459	31.098270	26.04%	0
2016	24.961639	24.672459	-1.16%	0
2015	23.001136	24.961639	8.52%	0
2014	21.872594	23.001136	5.16%	0
2013	17.236643	21.872594	26.90%	0
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
2010	15.411900	15.910275	3.23%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.077447	29.593677	40.40%	0
2018	21.548580	21.077447	-2.19%	0
2017	15.335909	21.548580	40.51%	0
2016	13.892532	15.335909	10.39%	0
2015	13.693442	13.892532	1.45%	0
2014	12.916761	13.693442	6.01%	0
2013	9.840267	12.916761	31.26%	0
2012*	10.000000	9.840267	-1.60%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.246540	23.643004	22.84%	0
2018	23.397487	19.246540	-17.74%	0
2017	18.448097	23.397487	26.83%	0
2016	20.395030	18.448097	-9.55%	0
2015	23.068237	20.395030	-11.59%	0
2014	27.070423	23.068237	-14.78%	0
2013	24.432469	27.070423	10.80%	0
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
2010	28.005827	33.945693	21.21%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.295077	9.501065	14.54%	0
2018	10.507639	8.295077	-21.06%	0
2017	8.477909	10.507639	23.94%	0
2016	7.239378	8.477909	17.11%	0
2015	9.340812	7.239378	-22.50%	0
2014*	10.000000	9.340812	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.523304	10.009352	5.10%	0
2018	9.926484	9.523304	-4.06%	0
2017	9.857031	9.926484	0.70%	0
2016*	10.000000	9.857031	-1.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.492854	19.850519	36.97%	0
2018	15.212845	14.492854	-4.73%	0
2017	12.419523	15.212845	22.49%	0
2016	11.773223	12.419523	5.49%	0
2015	12.409980	11.773223	-5.13%	0
2014	13.837656	12.409980	-10.32%	0
2013	10.106769	13.837656	36.91%	0
2012*	10.000000	10.106769	1.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.549541	28.312451	25.56%	0
2018	25.951000	22.549541	-13.11%	0
2017	22.807935	25.951000	13.78%	0
2016	20.675168	22.807935	10.32%	0
2015	21.526686	20.675168	-3.96%	0
2014	20.148253	21.526686	6.84%	200
2013	15.326175	20.148253	31.46%	210
2012	13.642645	15.326175	12.34%	614
2011	14.136907	13.642645	-3.50%	724
2010	13.110772	14.136907	7.83%	733
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.728892	7.29%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.404742	18.766295	21.82%	0
2018	17.604271	15.404742	-12.49%	0
2017	14.316616	17.604271	22.96%	0
2016	14.219455	14.316616	0.68%	0
2015	13.794878	14.219455	3.08%	0
2014	14.069493	13.794878	-1.95%	0
2013	11.369796	14.069493	23.74%	0
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
2010*	10.000000	10.623047	6.23%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.938049	16.155573	35.33%	0
2018	12.245338	11.938049	-2.51%	0
2017	9.858811	12.245338	24.21%	0
2016	9.606865	9.858811	2.62%	0
2015*	10.000000	9.606865	-3.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.516857	11.278008	7.24%	0
2018	10.949282	10.516857	-3.95%	0
2017	10.664130	10.949282	2.67%	0
2016	10.389807	10.664130	2.64%	0
2015	10.806634	10.389807	-3.86%	0
2014	10.362594	10.806634	4.29%	0
2013	10.751000	10.362594	-3.61%	0
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
2010	9.592657	9.937985	3.60%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.105559	20.040681	10.69%	0
2018	20.094053	18.105559	-9.90%	0
2017	18.911554	20.094053	6.25%	0
2016	17.638473	18.911554	7.22%	0
2015	18.409885	17.638473	-4.19%	0
2014	18.455665	18.409885	-0.25%	0
2013	20.863362	18.455665	-11.54%	0
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
2010	16.558415	17.617459	6.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.827375	10.943131	23.97%	0
2018	9.886738	8.827375	-10.71%	0
2017	9.060273	9.886738	9.12%	0
2016	8.127897	9.060273	11.47%	0
2015*	10.000000	8.127897	-18.72%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.502620	18.637102	20.22%	0
2018	17.230736	15.502620	-10.03%	0
2017	15.121911	17.230736	13.95%	0
2016	14.050173	15.121911	7.63%	0
2015	15.611211	14.050173	-10.00%	0
2014	16.441846	15.611211	-5.05%	0
2013	12.855326	16.441846	27.90%	0
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
2010*	10.000000	11.255885	12.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.452211	15.752447	17.10%	0
2018	14.605094	13.452211	-7.89%	0
2017	13.008639	14.605094	12.27%	0
2016	12.308928	13.008639	5.68%	0
2015	12.572444	12.308928	-2.10%	0
2014	12.351582	12.572444	1.79%	0
2013	10.333789	12.351582	19.53%	0
2012	9.211825	10.333789	12.18%	816
2011	9.413537	9.211825	-2.14%	837
2010	8.667837	9.413537	8.60%	848
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.321202	9.848752	5.66%	0
2018	9.720417	9.321202	-4.11%	0
2017	9.713387	9.720417	0.07%	0
2016	9.759443	9.713387	-0.47%	0
2015	10.089808	9.759443	-3.27%	0
2014	9.913650	10.089808	1.78%	0
2013	10.495688	9.913650	-5.55%	0
2012	10.314426	10.495688	1.76%	786
2011	10.062028	10.314426	2.51%	743
2010	9.791947	10.062028	2.76%	729
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	14.876050	19.438423	30.67%	0
2018	16.943425	14.876050	-12.20%	0
2017	13.342748	16.943425	26.99%	0
2016	13.735591	13.342748	-2.86%	0
2015	13.297663	13.735591	3.29%	0
2014	13.468805	13.297663	-1.27%	0
2013	10.799245	13.468805	24.72%	0
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
2010	9.616508	10.377056	7.91%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.555425	20.911674	26.31%	0
2018	17.192163	16.555425	-3.70%	0
2017	13.874468	17.192163	23.91%	0
2016	13.120451	13.874468	5.75%	0
2015	12.715952	13.120451	3.18%	0
2014	12.136934	12.715952	4.77%	0
2013	9.658598	12.136934	25.66%	0
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
2010	8.013952	9.183315	14.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	13.906975	16.943531	21.83%	0
2018	14.667543	13.906975	-5.19%	0
2017	12.406973	14.667543	18.22%	0
2016	11.518995	12.406973	7.71%	0
2015	11.753695	11.518995	-2.00%	0
2014	10.998568	11.753695	6.87%	0
2013	8.531634	10.998568	28.92%	0
2012	7.517865	8.531634	13.48%	1,020
2011	7.931212	7.517865	-5.21%	1,050
2010	7.371495	7.931212	7.59%	1,048
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	11.851551	12.543628	5.84%	0
2018	12.520116	11.851551	-5.34%	0
2017	12.143964	12.520116	3.10%	0
2016	11.528081	12.143964	5.34%	0
2015	12.244713	11.528081	-5.85%	0
2014	12.157755	12.244713	0.72%	0
2013	12.682874	12.157755	-4.14%	0
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
2010	10.622425	11.388913	7.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.155938	24.818630	23.13%	0
2018	22.470112	20.155938	-10.30%	0
2017	19.691644	22.470112	14.11%	0
2016	17.273745	19.691644	14.00%	0
2015	19.059146	17.273745	-9.37%	0
2014	18.047765	19.059146	5.60%	82
2013	13.758441	18.047765	31.18%	88
2012	12.009938	13.758441	14.56%	98
2011	12.711107	12.009938	-5.52%	106
2010	11.356562	12.711107	11.93%	102

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.359684	10.430409	11.44%	0
2018	10.549553	9.359684	-11.28%	0
2017	9.186882	10.549553	14.83%	0
2016	9.201366	9.186882	-0.16%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.974708	10.307385	3.34%	0
2018*	10.000000	9.974708	-0.25%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.739863	17.509318	11.24%	0
2018	16.739873	15.739863	-5.97%	0
2017	16.172215	16.739873	3.51%	0
2016	14.611067	16.172215	10.68%	0
2015	15.474306	14.611067	-5.58%	0
2014	15.564190	15.474306	-0.58%	0
2013	14.993409	15.564190	3.81%	0
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
2010	12.226056	13.412542	9.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.721305	17.039179	24.18%	0
2018	14.901792	13.721305	-7.92%	0
2017	12.318881	14.901792	20.97%	0
2016	11.189784	12.318881	10.09%	0
2015	11.681180	11.189784	-4.21%	0
2014	11.307031	11.681180	3.31%	0
2013	8.125299	11.307031	39.16%	0
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
2010	7.486720	8.375305	11.87%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.615871	11.096167	28.79%	0
2018	10.666796	8.615871	-19.23%	0
2017	8.763417	10.666796	21.72%	0
2016	9.267441	8.763417	-5.44%	0
2015	9.622059	9.267441	-3.69%	0
2014	10.060856	9.622059	-4.36%	473
2013	8.570752	10.060856	17.39%	454
2013	8.570752	10.060856	17.39%	454
2012	7.653180	8.570752	11.99%	871
2011	8.734120	7.653180	-12.38%	923
2010	7.915816	8.734120	10.34%	870

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	19.982676	24.995853	25.09%	0
2018	20.672371	19.982676	-3.34%	0
2017	17.730931	20.672371	16.59%	0
2016	16.451439	17.730931	7.78%	0
2015	16.857465	16.451439	-2.41%	0
2014	15.550299	16.857465	8.41%	282
2013	12.263337	15.550299	26.80%	301
2012	11.111402	12.263337	10.37%	649
2011	11.417078	11.111402	-2.68%	737
2010	10.400653	11.417078	9.77%	749
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.463261	13.776567	20.18%	0
2018	13.249880	11.463261	-13.48%	0
2017	11.406943	13.249880	16.16%	0
2016	10.856750	11.406943	5.07%	0
2015	11.398284	10.856750	-4.75%	0
2014	11.250961	11.398284	1.31%	0
2013	8.962878	11.250961	25.53%	0
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
2010	7.867952	8.769046	11.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	10.976516	12.363538	12.64%	0
2018	12.076688	10.976516	-9.11%	0
2017	11.115828	12.076688	8.64%	0
2016	10.804563	11.115828	2.88%	0
2015	11.263840	10.804563	-4.08%	0
2014	11.139484	11.263840	1.12%	0
2013	10.021027	11.139484	11.16%	0
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	2,788
2010	9.090590	9.730598	7.04%	2,788
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.421698	13.314692	16.57%	0
2018	12.830095	11.421698	-10.98%	0
2017	11.426433	12.830095	12.28%	0
2016	10.980884	11.426433	4.06%	0
2015	11.478924	10.980884	-4.34%	0
2014	11.308823	11.478924	1.50%	0
2013	9.620518	11.308823	17.55%	0
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
2010	8.560960	9.328311	8.96%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.092005	10.828275	7.30%	0
2018	10.689795	10.092005	-5.59%	0
2017	10.365989	10.689795	3.12%	0
2016	10.219745	10.365989	1.43%	0
2015	10.619217	10.219745	-3.76%	0
2014	10.599632	10.619217	0.18%	0
2013	10.419126	10.599632	1.73%	10,253
2012	9.997996	10.419126	4.21%	10,253
2011	10.168289	9.997996	-1.67%	10,253
2010	9.820260	10.168289	3.54%	10,253
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.101270	11.149848	10.38%	0
2018	11.206801	10.101270	-9.86%	0
2017	10.071169	11.206801	11.28%	0
2016	9.840296	10.071169	2.35%	0
2015	10.605328	9.840296	-7.21%	0
2014	10.697221	10.605328	-0.86%	0
2013*	10.000000	10.697221	6.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.366300	11.599413	11.90%	0
2018	11.508361	10.366300	-9.92%	0
2017	10.076535	11.508361	14.21%	0
2016	9.784764	10.076535	2.98%	0
2015	10.610092	9.784764	-7.78%	0
2014	10.834111	10.610092	-2.07%	0
2013*	10.000000	10.834111	8.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.245747	12.881066	14.54%	0
2018	12.486500	11.245747	-9.94%	0
2017	11.299640	12.486500	10.50%	0
2016	10.918289	11.299640	3.49%	13,564
2015	11.383151	10.918289	-4.08%	16,067
2014	11.228131	11.383151	1.38%	16,067
2013	9.830904	11.228131	14.21%	16,067
2012	9.024550	9.830904	8.94%	16,067
2011	9.530159	9.024550	-5.31%	16,067
2010	8.826200	9.530159	7.98%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.420337	13.533515	18.50%	0
2018	13.019041	11.420337	-12.28%	0
2017	11.372395	13.019041	14.48%	0
2016	10.901575	11.372395	4.32%	0
2015	11.416740	10.901575	-4.51%	0
2014	11.262180	11.416740	1.37%	0
2013	9.347149	11.262180	20.49%	0
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
2010	8.287132	9.104057	9.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.765347	11.929719	10.82%	0
2018	11.661449	10.765347	-7.68%	0
2017	10.945221	11.661449	6.54%	0
2016	10.649816	10.945221	2.77%	0
2015	11.103166	10.649816	-4.08%	0
2014	11.003297	11.103166	0.91%	0
2013	10.202757	11.003297	7.85%	0
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
2010	9.356628	9.890854	5.71%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	11.930544	13.010949	9.06%	0
2018	14.598672	11.930544	-18.28%	0
2017	12.269100	14.598672	18.99%	0
2016	12.514512	12.269100	-1.96%	0
2015	13.432675	12.514512	-6.84%	0
2014	15.084360	13.432675	-10.95%	326
2013	12.955429	15.084360	16.43%	302
2012	11.177163	12.955429	15.91%	597
2011	13.164268	11.177163	-15.09%	631
2010	12.767852	13.164268	3.10%	558
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.416904	10.977602	5.38%	0
2018	10.820893	10.416904	-3.73%	0
2017	10.712607	10.820893	1.01%	0
2016	10.522007	10.712607	1.81%	0
2015	10.949455	10.522007	-3.90%	0
2014	10.789088	10.949455	1.49%	277
2013	11.370583	10.789088	-5.11%	268
2012	10.912604	11.370583	4.20%	816
2011	10.594016	10.912604	3.01%	784
2010	10.233591	10.594016	3.52%	888

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.019761	11.708661	6.25%	0
2018	11.536066	11.019761	-4.48%	0
2017	11.466042	11.536066	0.61%	0
2016	11.443980	11.466042	0.19%	0
2015	11.865400	11.443980	-3.55%	0
2014	11.669032	11.865400	1.68%	0
2013	12.287936	11.669032	-5.04%	0
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
2010	10.979485	11.508407	4.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.742937	11.312897	16.11%	0
2018	11.191201	9.742937	-12.94%	0
2017	9.791029	11.191201	14.30%	0
2016	9.065793	9.791029	8.00%	0
2015*	10.000000	9.065793	-9.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.633230	10.975114	13.93%	0
2018	10.780983	9.633230	-10.65%	0
2017	9.767982	10.780983	10.37%	0
2016	9.262176	9.767982	5.46%	0
2015*	10.000000	9.262176	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.258303	26.470496	18.92%	0
2018	27.886537	22.258303	-20.18%	0
2017	20.365434	27.886537	36.93%	0
2016	19.542672	20.365434	4.21%	0
2015	24.064443	19.542672	-18.79%	0
2014	26.330667	24.064443	-8.61%	0
2013	27.043150	26.330667	-2.63%	0
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
2010	28.273349	31.773961	12.38%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.646424	9.938650	3.03%	0
2018	9.956371	9.646424	-3.11%	0
2017	10.059049	9.956371	-1.02%	0
2016	10.298243	10.059049	-2.32%	0
2015	10.633812	10.298243	-3.16%	0
2014	10.489087	10.633812	1.38%	335
2013	11.276444	10.489087	-6.98%	318
2012	11.287080	11.276444	-0.09%	910
2011	10.853663	11.287080	3.99%	843
2010	10.684176	10.853663	1.59%	960

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.239012	7.143246	-1.32%	0
2018	7.365582	7.239012	-1.72%	0
2017	7.564773	7.365582	-2.63%	0
2016	7.801511	7.564773	-3.03%	0
2015	8.046939	7.801511	-3.05%	0
2014	8.300090	8.046939	-3.05%	0
2013	8.561207	8.300090	-3.05%	0
2012	8.831285	8.561207	-3.06%	306
2011	9.108327	8.831285	-3.04%	285
2010	9.394855	9.108327	-3.05%	317
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.389244	8.518831	15.29%	0
2018	8.947616	7.389244	-17.42%	0
2017	7.261983	8.947616	23.21%	0
2016	7.442643	7.261983	-2.43%	0
2015	7.932357	7.442643	-6.17%	0
2014	8.241281	7.932357	-3.75%	0
2013	7.230571	8.241281	13.98%	0
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
2010	6.770801	7.418081	9.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.888155	9.269048	17.51%	0
2018	9.476581	7.888155	-16.76%	0
2017	7.853117	9.476581	20.67%	0
2016	8.057344	7.853117	-2.53%	0
2015	8.427969	8.057344	-4.40%	0
2014	9.266579	8.427969	-9.05%	0
2013	7.898414	9.266579	17.32%	0
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
2010	7.833749	8.156923	4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.256010	23.099278	19.96%	0
2018	21.795425	19.256010	-11.65%	0
2017	18.980829	21.795425	14.83%	0
2016	17.883065	18.980829	6.14%	0
2015	18.631703	17.883065	-4.02%	0
2014	18.305287	18.631703	1.78%	11,331
2013	14.837917	18.305287	23.37%	11,331
2012	13.205631	14.837917	12.36%	11,331
2011	14.177701	13.205631	-6.86%	14,981
2010	12.757103	14.177701	11.14%	14,981

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	13.918111	15.563764	11.82%	0
2018	15.090314	13.918111	-7.77%	0
2017	14.004768	15.090314	7.75%	0
2016	13.587697	14.004768	3.07%	0
2015	14.039561	13.587697	-3.22%	0
2014	13.846341	14.039561	1.40%	0
2013	12.591560	13.846341	9.97%	0
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	8,507
2010	11.402064	12.139422	6.47%	8,859
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.304919	18.959828	16.28%	0
2018	17.984629	16.304919	-9.34%	0
2017	16.156152	17.984629	11.32%	0
2016	15.465974	16.156152	4.46%	0
2015	16.037874	15.465974	-3.57%	0
2014	15.722960	16.037874	2.00%	0
2013	13.571678	15.722960	15.85%	0
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
2010	11.954848	12.984872	8.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.970085	11.649400	6.19%	0
2018	11.524992	10.970085	-4.81%	0
2017	11.247365	11.524992	2.47%	0
2016	11.125817	11.247365	1.09%	0
2015	11.445546	11.125817	-2.79%	0
2014	11.363534	11.445546	0.72%	0
2013	11.180794	11.363534	1.63%	0
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
2010	10.702833	10.987929	2.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.175087	11.147034	9.55%	0
2018	11.122787	10.175087	-8.52%	0
2017	10.060102	11.122787	10.56%	0
2016	9.815428	10.060102	2.49%	0
2015	10.463419	9.815428	-6.19%	0
2014	10.533917	10.463419	-0.67%	0
2013*	10.000000	10.533917	5.34%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.446394	11.672136	11.73%	0
2018	11.471489	10.446394	-8.94%	0
2017	10.115365	11.471489	13.41%	0
2016	9.754640	10.115365	3.70%	0
2015	10.475901	9.754640	-6.88%	0
2014	10.621352	10.475901	-1.37%	0
2013*	10.000000	10.621352	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.336577	17.507368	14.15%	0
2018	16.774705	15.336577	-8.57%	0
2017	15.320368	16.774705	9.49%	0
2016	14.747530	15.320368	3.88%	0
2015	15.262599	14.747530	-3.37%	0
2014	14.967274	15.262599	1.97%	0
2013	13.237023	14.967274	13.07%	0
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
2010	11.823476	12.714116	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.693082	20.897830	18.11%	0
2018	19.781480	17.693082	-10.56%	0
2017	17.485485	19.781480	13.13%	0
2016	16.624001	17.485485	5.18%	0
2015	17.273104	16.624001	-3.76%	0
2014	16.975067	17.273104	1.76%	0
2013	14.307265	16.975067	18.65%	0
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	6,041
2010	12.497156	13.671308	9.40%	19,164
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.185530	14.507016	10.02%	0
2018	14.130052	13.185530	-6.68%	0
2017	13.344088	14.130052	5.89%	0
2016	13.020136	13.344088	2.49%	0
2015	13.433873	13.020136	-3.08%	0
2014	13.229488	13.433873	1.54%	0
2013	12.349536	13.229488	7.13%	0
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	1,033
2010	11.325459	11.915311	5.21%	1,033
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.349107	3.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.646330	6.46%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	14.984271	18.917297	26.25%	0
2018	15.994388	14.984271	-6.32%	0
2017	12.700901	15.994388	25.93%	0
2016	12.843726	12.700901	-1.11%	0
2015	12.845773	12.843726	-0.02%	0
2014	12.029119	12.845773	6.79%	125
2013	9.230692	12.029119	30.32%	132
2012	8.198475	9.230692	12.59%	350
2011	8.738329	8.198475	-6.18%	406
2010	7.813029	8.738329	11.84%	424
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.344176	11.931167	15.34%	0
2018	11.211961	10.344176	-7.74%	0
2017	9.836886	11.211961	13.98%	0
2016	9.346545	9.836886	5.25%	0
2015	9.862241	9.346545	-5.23%	0
2014*	10.000000	9.862241	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.608850	13.728957	18.26%	0
2018	12.292727	11.608850	-5.56%	0
2017	10.417856	12.292727	18.00%	0
2016	9.763843	10.417856	6.70%	0
2015	10.056828	9.763843	-2.91%	0
2014*	10.000000	10.056828	0.57%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.278701	32.325965	33.15%	0
2018	25.438947	24.278701	-4.56%	0
2017	20.647533	25.438947	23.21%	0
2016	20.610086	20.647533	0.18%	0
2015	20.280446	20.610086	1.63%	0
2014	19.268622	20.280446	5.25%	0
2013	14.582959	19.268622	32.13%	0
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
2010	12.771391	13.436685	5.21%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.304581	24.938067	22.82%	0
2018	23.138509	20.304581	-12.25%	0
2017	22.007261	23.138509	5.14%	0
2016	18.881193	22.007261	16.56%	0
2015	20.380599	18.881193	-7.36%	0
2014	18.611870	20.380599	9.50%	0
2013	14.579411	18.611870	27.66%	0
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0
2010	12.294855	13.487804	9.70%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.384776	33.359977	21.82%	0
2018	31.881011	27.384776	-14.10%	0
2017	28.399575	31.881011	12.26%	0
2016	24.349807	28.399575	16.63%	0
2015	25.768956	24.349807	-5.51%	0
2014	24.291337	25.768956	6.08%	0
2013	18.831589	24.291337	28.99%	0
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0
2010	14.302890	17.500539	22.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.402401	12.851844	12.71%	0
2018	14.230302	11.402401	-19.87%	0
2017	11.977401	14.230302	18.81%	0
2016	11.767015	11.977401	1.79%	0
2015	12.822857	11.767015	-8.23%	0
2014	14.643538	12.822857	-12.43%	0
2013	12.477550	14.643538	17.36%	0
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
2010	13.216614	13.569168	2.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.177053	14.768777	21.28%	0
2018	14.242149	12.177053	-14.50%	0
2017	12.844140	14.242149	10.88%	0
2016	11.415373	12.844140	12.52%	0
2015	12.193617	11.415373	-6.38%	0
2014	11.408621	12.193617	6.88%	0
2013	8.714752	11.408621	30.91%	0
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
2010	7.681252	8.396357	9.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.441179	18.540115	20.07%	0
2018	18.343074	15.441179	-15.82%	0
2017	16.618502	18.343074	10.38%	0
2016	14.575363	16.618502	14.02%	0
2015	15.480695	14.575363	-5.85%	0
2014	13.645203	15.480695	13.45%	214
2013	10.373270	13.645203	31.54%	227
2012	9.197046	10.373270	12.79%	525
2011	9.711268	9.197046	-5.30%	595
2010	8.372743	9.711268	15.99%	596

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	18.666935	24.500129	31.25%	0
2018	20.981819	18.666935	-11.03%	0
2017	17.360884	20.981819	20.86%	0
2016	16.570251	17.360884	4.77%	0
2015	17.001590	16.570251	-2.54%	0
2014	17.102418	17.001590	-0.59%	0
2013	12.254205	17.102418	39.56%	0
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
2010	9.586974	11.628297	21.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	23.346846	26.865492	15.07%	0
2018	29.062470	23.346846	-19.67%	0
2017	27.561537	29.062470	5.45%	0
2016	22.629573	27.561537	21.79%	0
2015	24.908256	22.629573	-9.15%	0
2014	24.063885	24.908256	3.51%	0
2013	17.725756	24.063885	35.76%	0
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
2010	13.521351	16.579986	22.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	23.784186	28.905128	21.53%	0
2018	28.149831	23.784186	-15.51%	0
2017	25.647465	28.149831	9.76%	0
2016	21.585638	25.647465	18.82%	0
2015	22.694946	21.585638	-4.89%	0
2014	23.279617	22.694946	-2.51%	0
2013	17.083758	23.279617	36.27%	0
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
2010	13.819862	16.745736	21.17%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.508413	17.729669	22.20%	0
2018	15.901799	14.508413	-8.76%	0
2017	13.856005	15.901799	14.76%	0
2016	12.978657	13.856005	6.76%	0
2015	13.443235	12.978657	-3.46%	0
2014	12.547424	13.443235	7.14%	319
2013	9.340799	12.547424	34.33%	333
2012	8.650626	9.340799	7.98%	878
2011	9.223459	8.650626	-6.21%	970
2010	7.699265	9.223459	19.80%	992

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.442826	14.471470	26.47%	0
2018	12.304173	11.442826	-7.00%	0
2017	11.955587	12.304173	2.92%	0
2016	11.504750	11.955587	3.92%	0
2015	12.578752	11.504750	-8.54%	0
2014	10.088284	12.578752	24.69%	0
2013	10.132104	10.088284	-0.43%	0
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
2010	6.981178	8.787000	25.87%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.518191	18.416318	26.85%	0
2018	15.744951	14.518191	-7.79%	0
2017	13.395515	15.744951	17.54%	0
2016	12.402296	13.395515	8.01%	0
2015	12.672983	12.402296	-2.14%	0
2014	11.559898	12.672983	9.63%	0
2013*	10.000000	11.559898	15.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.650699	8.729665	0.91%	0
2018	8.851757	8.650699	-2.27%	0
2017	8.987525	8.851757	-1.51%	0
2016	9.044133	8.987525	-0.63%	0
2015	9.360609	9.044133	-3.38%	0
2014	9.607633	9.360609	-2.57%	0
2013	9.899460	9.607633	-2.95%	0
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
2010	10.114435	10.043242	-0.70%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.944640	15.682352	21.15%	0
2018	15.063104	12.944640	-14.06%	0
2017	13.606058	15.063104	10.71%	0
2016	11.609739	13.606058	17.20%	0
2015	12.589683	11.609739	-7.78%	0
2014	12.420478	12.589683	1.36%	0
2013*	10.000000	12.420478	24.20%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.244495	18.897446	32.66%	0
2018	15.809688	14.244495	-9.90%	0
2017	12.786289	15.809688	23.65%	0
2016	12.434419	12.786289	2.83%	0
2015	12.870170	12.434419	-3.39%	0
2014	12.799047	12.870170	0.56%	170
2013	9.524438	12.799047	34.38%	160
2012	8.569775	9.524438	11.14%	390
2011	9.250616	8.569775	-7.36%	453
2010	7.544426	9.250616	22.62%	461
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	26.716428	34.314793	28.44%	0
2018	29.496577	26.716428	-9.43%	0
2017	24.422615	29.496577	20.78%	0
2016	24.182416	24.422615	0.99%	0
2015	24.697603	24.182416	-2.09%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.866635	7.907895	0.52%	0
2018	8.033487	7.866635	-2.08%	0
2017	8.212329	8.033487	-2.18%	0
2016	8.367936	8.212329	-1.86%	0
2015	8.615361	8.367936	-2.87%	0
2014	8.832529	8.615361	-2.46%	0
2013	9.054568	8.832529	-2.45%	0
2012	8.928979	9.054568	1.41%	581
2011	9.182582	8.928979	-2.76%	566
2010	8.995991	9.182582	2.07%	627
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.002134	26.852769	22.05%	0
2018	24.077120	22.002134	-8.62%	0
2017	20.967873	24.077120	14.83%	0
2016	19.684339	20.967873	6.52%	0
2015	20.398187	19.684339	-3.50%	0
2014	19.060973	20.398187	7.02%	0
2013	14.287610	19.060973	33.41%	0
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
2010	11.864818	14.132386	19.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.636576	10.439857	8.34%	0
2018	10.514202	9.636576	-8.35%	0
2017	9.564370	10.514202	9.93%	0
2016	8.736845	9.564370	9.47%	0
2015	9.923620	8.736845	-11.96%	0
2014	10.189492	9.923620	-2.61%	0
2013	10.498583	10.189492	-2.94%	0
2012*	10.000000	10.498583	4.99%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.779933	10.870946	11.16%	0
2018	10.600859	9.779933	-7.74%	0
2017	9.959379	10.600859	6.44%	0
2016	9.072995	9.959379	9.77%	0
2015	9.585139	9.072995	-5.34%	0
2014*	10.000000	9.585139	-4.15%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.644351	9.997008	3.66%	0
2018	10.371950	9.644351	-7.02%	0
2017	9.660329	10.371950	7.37%	0
2016	9.682275	9.660329	-0.23%	0
2015	10.758866	9.682275	-10.01%	0
2014	11.064034	10.758866	-2.76%	0
2013	12.214210	11.064034	-9.42%	0
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
2010	10.741639	11.390053	6.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.527005	9.598839	0.75%	0
2018	9.805131	9.527005	-2.84%	0
2017	9.987673	9.805131	-1.83%	0
2016	10.168315	9.987673	-1.78%	0
2015	10.466349	10.168315	-2.85%	0
2014	10.715431	10.466349	-2.32%	193
2013	11.078266	10.715431	-3.28%	180
2012	10.806338	11.078266	2.52%	337
2011	11.034145	10.806338	-2.06%	314
2010	10.820165	11.034145	1.98%	339
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.746905	9.704414	-0.44%	0
2018	9.913761	9.746905	-1.68%	0
2017	9.994396	9.913761	-0.81%	0
2016*	10.000000	9.994396	-0.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.531493	10.002898	4.95%	0
2018	9.895849	9.531493	-3.68%	0
2017	9.737248	9.895849	1.63%	0
2016	9.789800	9.737248	-0.54%	0
2015	10.064005	9.789800	-2.72%	0
2014	9.965312	10.064005	0.99%	0
2013	10.494265	9.965312	-5.04%	0
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.874075	12.483647	26.43%	0
2018	11.131499	9.874075	-11.30%	0
2017*	10.000000	11.131499	11.31%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.919669	17.127973	32.57%	0
2018	13.018670	12.919669	-0.76%	0
2017	10.257019	13.018670	26.92%	0
2016*	10.000000	10.257019	2.57%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.210196	16.028773	21.34%	0
2018	16.848957	13.210196	-21.60%	0
2017	13.728234	16.848957	22.73%	0
2016	14.515090	13.728234	-5.42%	0
2015	14.950864	14.515090	-2.91%	0
2014	16.542582	14.950864	-9.62%	0
2013	13.322836	16.542582	24.17%	0
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
2010	13.121396	13.997038	6.67%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	29.951762	37.351918	24.71%	0
2018	30.637124	29.951762	-2.24%	0
2017	24.820266	30.637124	23.44%	0
2016	28.671500	24.820266	-13.43%	0
2015	26.294452	28.671500	9.04%	0
2014	20.667758	26.294452	27.22%	0
2013	14.163131	20.667758	45.93%	0
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
2010*	10.000000	10.420234	4.20%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.699010	5.081717	8.14%	0
2018	6.772876	4.699010	-30.62%	0
2017	7.125789	6.772876	-4.95%	0
2016	5.124559	7.125789	39.05%	0
2015	7.964219	5.124559	-35.66%	0
2014	10.185823	7.964219	-21.81%	0
2013	9.525583	10.185823	6.93%	0
2012*	10.000000	9.525583	-4.74%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.816117	5.223431	8.46%	0
2018	6.927623	4.816117	-30.48%	0
2017	7.268338	6.927623	-4.69%	0
2016	5.216266	7.268338	39.34%	0
2015	8.084913	5.216266	-35.48%	0
2014	10.309111	8.084913	-21.58%	0
2013	9.620077	10.309111	7.16%	0
2012*	10.000000	9.620077	-3.80%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.666193	6.66%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	23.480630	28.416649	21.02%	0
2018	23.910820	23.480630	-1.80%	0
2017	19.593962	23.910820	22.03%	0
2016	18.755685	19.593962	4.47%	0
2015	19.920093	18.755685	-5.85%	0
2014	20.940198	19.920093	-4.87%	0
2013	14.376800	20.940198	45.65%	0
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0
2010	12.092643	14.863063	22.91%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.466558	11.687868	11.67%	0
2018	11.660112	10.466558	-10.24%	0
2017	10.524531	11.660112	10.79%	0
2016	10.506606	10.524531	0.17%	0
2015	10.985600	10.506606	-4.36%	0
2014	10.879370	10.985600	0.98%	0
2013	10.030410	10.879370	8.46%	0
2012*	10.000000	10.030410	0.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.048851	24.014532	19.78%	0
2018	21.978685	20.048851	-8.78%	0
2017	19.123127	21.978685	14.93%	0
2016	17.766334	19.123127	7.64%	0
2015	18.076816	17.766334	-1.72%	0
2014	17.069308	18.076816	5.90%	0
2013	13.087650	17.069308	30.42%	0
2012	11.520626	13.087650	13.60%	0
2011	11.208033	11.520626	2.79%	0
2010	10.253944	11.208033	9.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.565015	8.561274	13.17%	0
2018*	10.000000	7.565015	-24.35%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.206479	30.448181	16.19%	0
2018	31.934749	26.206479	-17.94%	0
2017	29.200915	31.934749	9.36%	0
2016	24.145917	29.200915	20.94%	0
2015	26.423133	24.145917	-8.62%	0
2014	25.029375	26.423133	5.57%	0
2013	18.766693	25.029375	33.37%	0
2012	16.348953	18.766693	14.79%	0
2011	18.463065	16.348953	-11.45%	0
2010	15.051079	18.463065	22.67%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.119892	10.679196	5.53%	0
2018	10.748449	10.119892	-5.85%	0
2017	10.698520	10.748449	0.47%	0
2016	10.575839	10.698520	1.16%	0
2015	11.190451	10.575839	-5.49%	0
2014	11.179558	11.190451	0.10%	0
2013	12.606234	11.179558	-11.32%	0
2012	12.115666	12.606234	4.05%	0
2011	11.188033	12.115666	8.29%	0
2010	10.983615	11.188033	1.86%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	19.423887	23.291678	19.91%	0
2018	21.603039	19.423887	-10.09%	0
2017	18.530647	21.603039	16.58%	0
2016	16.891981	18.530647	9.70%	0
2015	18.535112	16.891981	-8.86%	0
2014	17.028175	18.535112	8.85%	0
2013	12.970260	17.028175	31.29%	0
2012	11.695303	12.970260	10.90%	0
2011	11.733445	11.695303	-0.33%	0
2010	10.634491	11.733445	10.33%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	20.505202	25.630549	25.00%	0
2018	24.317303	20.505202	-15.68%	0
2017	22.511354	24.317303	8.02%	0
2016	18.929069	22.511354	18.92%	0
2015	19.848244	18.929069	-4.63%	0
2014	17.621595	19.848244	12.64%	0
2013	13.999232	17.621595	25.88%	0
2012	12.430915	13.999232	12.62%	0
2011	12.936880	12.430915	-3.91%	0
2010	11.221044	12.936880	15.29%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.721404	10.820076	11.30%	0
2018	10.332589	9.721404	-5.92%	0
2017	9.957389	10.332589	3.77%	0
2016	9.107568	9.957389	9.33%	0
2015*	10.000000	9.107568	-8.92%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.241931	9.774603	5.76%	0
2018	9.608571	9.241931	-3.82%	0
2017	9.607094	9.608571	0.02%	0
2016	9.675655	9.607094	-0.71%	0
2015*	10.000000	9.675655	-3.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	10.987848	13.571157	23.51%	0
2018	12.249964	10.987848	-10.30%	0
2017	10.851196	12.249964	12.89%	0
2016	9.647922	10.851196	12.47%	0
2015*	10.000000	9.647922	-3.52%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.157649	15.013605	14.11%	0
2018	14.694772	13.157649	-10.46%	0
2017	13.335387	14.694772	10.19%	0
2016	13.256385	13.335387	0.60%	0
2015	13.818898	13.256385	-4.07%	0
2014	13.990704	13.818898	-1.23%	0
2013	12.619038	13.990704	10.87%	0
2012	11.843295	12.619038	6.55%	0
2011	12.683088	11.843295	-6.62%	0
2010	11.924613	12.683088	6.36%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.330063	11.997269	16.14%	0
2018	12.646282	10.330063	-18.32%	0
2017	11.343481	12.646282	11.49%	0
2016	10.160672	11.343481	11.64%	0
2015	10.756439	10.160672	-5.54%	0
2014*	10.000000	10.756439	7.56%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	28.838251	34.151604	18.42%	0
2018	32.701678	28.838251	-11.81%	0
2017	30.021110	32.701678	8.93%	0
2016	24.639473	30.021110	21.84%	0
2015	26.034347	24.639473	-5.36%	0
2014	25.558304	26.034347	1.86%	0
2013	18.743802	25.558304	36.36%	0
2012	16.713737	18.743802	12.15%	0
2011	17.150860	16.713737	-2.55%	0
2010	14.066118	17.150860	21.93%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	21.358890	26.984729	26.34%	0
2018	23.171141	21.358890	-7.82%	0
2017	19.725704	23.171141	17.47%	0
2016	18.265160	19.725704	8.00%	0
2015	18.687227	18.265160	-2.26%	0
2014	17.050653	18.687227	9.60%	0
2013	13.359986	17.050653	27.62%	0
2012	11.940615	13.359986	11.89%	0
2011	12.125325	11.940615	-1.52%	0
2010	10.924784	12.125325	10.99%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	18.596662	24.429791	31.37%	0
2018	20.662836	18.596662	-10.00%	0
2017	16.787437	20.662836	23.09%	0
2016	16.094337	16.787437	4.31%	0
2015	17.072576	16.094337	-5.73%	0
2014	16.339865	17.072576	4.48%	0
2013	13.955936	16.339865	17.08%	0
2012	13.077655	13.955936	6.72%	0
2011	12.410446	13.077655	5.38%	0
2010	11.132297	12.410446	11.48%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.369913	18.094267	17.73%	0
2018	19.656082	15.369913	-21.81%	0
2017	16.308385	19.656082	20.53%	0
2016	14.409349	16.308385	13.18%	0
2015	15.255183	14.409349	-5.54%	0
2014	15.538009	15.255183	-1.82%	0
2013	10.818195	15.538009	43.63%	0
2012	9.285714	10.818195	16.50%	0
2011	11.149943	9.285714	-16.72%	0
2010	8.795706	11.149943	26.77%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.378587	10.589483	12.91%	0
2018	10.083538	9.378587	-6.99%	0
2017*	10.000000	10.083538	0.84%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.410685	15.359608	23.76%	0
2018	15.423625	12.410685	-19.53%	0
2017	14.241083	15.423625	8.30%	0
2016	11.210406	14.241083	27.03%	0
2015	12.368443	11.210406	-9.36%	0
2014	12.085177	12.368443	2.34%	0
2013*	10.000000	12.085177	20.85%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.622625	9.984376	3.76%	0
2018	9.940726	9.622625	-3.20%	0
2017	9.916490	9.940726	0.24%	0
2016	9.392607	9.916490	5.58%	0
2015	9.790232	9.392607	-4.06%	0
2014*	10.000000	9.790232	-2.10%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.992427	10.449060	16.20%	0
2018*	10.000000	8.992427	-10.08%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.510093	11.118150	5.79%	0
2018	10.933882	10.510093	-3.88%	0
2017	10.874949	10.933882	0.54%	0
2016	10.839071	10.874949	0.33%	0
2015	11.235231	10.839071	-3.53%	0
2014	11.201172	11.235231	0.30%	0
2013	11.473435	11.201172	-2.37%	0
2012	10.819359	11.473435	6.05%	0
2011	10.946648	10.819359	-1.16%	0
2010	10.432720	10.946648	4.93%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.144019	10.195440	25.19%	0
2018*	10.000000	8.144019	-18.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	12.900448	14.469421	12.16%	0
2018	13.908274	12.900448	-7.25%	0
2017	12.723623	13.908274	9.31%	0
2016	12.476952	12.723623	1.98%	0
2015	12.944807	12.476952	-3.61%	0
2014	12.819099	12.944807	0.98%	0
2013	11.686873	12.819099	9.69%	0
2012	10.809551	11.686873	8.12%	0
2011	11.202483	10.809551	-3.51%	0
2010	10.271943	11.202483	9.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.608119	15.807655	16.16%	0
2018	14.955000	13.608119	-9.01%	0
2017	13.273561	14.955000	12.67%	0
2016	12.945792	13.273561	2.53%	0
2015	13.421611	12.945792	-3.55%	0
2014	13.242475	13.421611	1.35%	0
2013	11.818222	13.242475	12.05%	0
2012	10.787215	11.818222	9.56%	0
2011	11.271537	10.787215	-4.30%	0
2010	10.174021	11.271537	10.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.499321	17.437699	20.27%	0
2018	16.277016	14.499321	-10.92%	0
2017	13.916189	16.277016	16.96%	0
2016	13.499672	13.916189	3.09%	0
2015	14.005800	13.499672	-3.61%	0
2014	13.799359	14.005800	1.50%	0
2013	11.729511	13.799359	17.65%	0
2012	10.510007	11.729511	11.60%	0
2011	11.161361	10.510007	-5.84%	0
2010	9.938798	11.161361	12.30%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.739812	12.916614	20.27%	0
2018	11.600593	10.739812	-7.42%	0
2017	10.309085	11.600593	12.53%	0
2016*	10.000000	10.309085	3.09%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.692969	31.410987	27.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	9.956471	10.595744	6.42%	0
2018	13.660494	9.956471	-27.11%	0
2017	14.498673	13.660494	-5.78%	0
2016	11.206474	14.498673	29.38%	0
2015	14.593874	11.206474	-23.21%	0
2014	17.265507	14.593874	-15.47%	0
2013	14.352236	17.265507	20.30%	0
2012	14.142957	14.352236	1.48%	0
2011	15.395119	14.142957	-8.13%	0
2010	13.332991	15.395119	15.47%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	17.919970	22.071597	23.17%	0
2018	20.223295	17.919970	-11.39%	0
2017	18.524820	20.223295	9.17%	0
2016	16.239760	18.524820	14.07%	0
2015	17.501187	16.239760	-7.21%	0
2014	16.649296	17.501187	5.12%	0
2013	13.441266	16.649296	23.87%	0
2012	11.851022	13.441266	13.42%	0
2011	12.149852	11.851022	-2.46%	0
2010	10.910636	12.149852	11.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.061483	13.900023	25.66%	0
2018	12.573296	11.061483	-12.02%	0
2017	11.126017	12.573296	13.01%	0
2016*	10.000000	11.126017	11.26%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	23.460918	30.457921	29.82%	0
2018	24.321077	23.460918	-3.54%	0
2017	18.615189	24.321077	30.65%	0
2016	19.104026	18.615189	-2.56%	0
2015	18.441885	19.104026	3.59%	0
2014	17.143809	18.441885	7.57%	0
2013	13.008718	17.143809	31.79%	0
2012	11.735549	13.008718	10.85%	0
2011	12.114143	11.735549	-3.13%	0
2010	10.092914	12.114143	20.03%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.739579	11.385374	6.01%	0
2018	11.173034	10.739579	-3.88%	0
2017	11.086878	11.173034	0.78%	0
2016	10.950235	11.086878	1.25%	0
2015	11.397434	10.950235	-3.92%	0
2014	11.136425	11.397434	2.34%	0
2013	11.735404	11.136425	-5.10%	0
2012	11.469075	11.735404	2.32%	0
2011	11.057037	11.469075	3.73%	0
2010	10.609884	11.057037	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	29.582006	35.307401	19.35%	0
2018	35.826967	29.582006	-17.43%	0
2017	30.670580	35.826967	16.81%	0
2016	28.277430	30.670580	8.46%	0
2015	29.665429	28.277430	-4.68%	0
2014	28.873057	29.665429	2.74%	0
2013	21.929943	28.873057	31.66%	0
2012	19.756159	21.929943	11.00%	0
2011	22.869179	19.756159	-13.61%	0
2010	18.355509	22.869179	24.59%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	16.982370	20.981579	23.55%	0
2018	20.636358	16.982370	-17.71%	0
2017	16.381746	20.636358	25.97%	0
2016	17.844545	16.381746	-8.20%	0
2015	17.827869	17.844545	0.09%	0
2014	20.063032	17.827869	-11.14%	0
2013	15.906071	20.063032	26.13%	0
2012	13.637011	15.906071	16.64%	0
2011	17.025062	13.637011	-19.90%	0
2010	15.571433	17.025062	9.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	20.942894	27.213860	29.94%	0
2018	26.202066	20.942894	-20.07%	0
2017	22.704337	26.202066	15.41%	0
2016	21.440737	22.704337	5.89%	0
2015	22.856030	21.440737	-6.19%	0
2014	22.144979	22.856030	3.21%	0
2013	17.554382	22.144979	26.15%	0
2012	14.258250	17.554382	23.12%	0
2011	16.175617	14.258250	-11.85%	0
2010	13.212601	16.175617	22.43%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.604942	12.317027	16.14%	0
2018	12.115226	10.604942	-12.47%	0
2017	11.164282	12.115226	8.52%	0
2016	10.178791	11.164282	9.68%	0
2015	11.200453	10.178791	-9.12%	0
2014	11.238736	11.200453	-0.34%	0
2013	9.370623	11.238736	19.94%	0
2012	8.385379	9.370623	11.75%	0
2011	8.788635	8.385379	-4.59%	0
2010	8.226101	8.788635	6.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	12.834507	14.433884	12.46%	0
2018	13.843293	12.834507	-7.29%	0
2017	13.024900	13.843293	6.28%	0
2016	11.787326	13.024900	10.50%	0
2015	13.087803	11.787326	-9.94%	0
2014	12.910581	13.087803	1.37%	0
2013	11.693300	12.910581	10.41%	0
2012	10.712826	11.693300	9.15%	0
2011	10.797327	10.712826	-0.78%	0
2010	9.889262	10.797327	9.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	21.687549	27.158478	25.23%	0
2018	23.582350	21.687549	-8.03%	0
2017	20.184610	23.582350	16.83%	0
2016	17.948985	20.184610	12.46%	0
2015	19.224571	17.948985	-6.64%	0
2014	18.247817	19.224571	5.35%	0
2013	14.520316	18.247817	25.67%	0
2012	13.384871	14.520316	8.48%	0
2011	13.030417	13.384871	2.72%	0
2010	11.145921	13.030417	16.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	25.192958	30.844191	22.43%	0
2018	29.847340	25.192958	-15.59%	0
2017	27.834484	29.847340	7.23%	0
2016	22.062050	27.834484	26.16%	0
2015	24.584113	22.062050	-10.26%	0
2014	25.226823	24.584113	-2.55%	0
2013	19.108711	25.226823	32.02%	0
2012	16.658259	19.108711	14.71%	0
2011	17.861877	16.658259	-6.74%	0
2010	14.375565	17.861877	24.25%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.086061	11.154952	22.77%	0
2018	11.137890	9.086061	-18.42%	0
2017	8.185233	11.137890	36.07%	0
2016	7.191835	8.185233	13.81%	0
2015	9.231969	7.191835	-22.10%	0
2014*	10.000000	9.231969	-7.68%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	14.979484	16.333765	9.04%	0
2018	18.285351	14.979484	-18.08%	0
2017	16.169314	18.285351	13.09%	0
2016	15.568121	16.169314	3.86%	0
2015	17.182053	15.568121	-9.39%	0
2014	19.953247	17.182053	-13.89%	0
2013	16.744812	19.953247	19.16%	0
2012	14.616670	16.744812	14.56%	0
2011	16.878726	14.616670	-13.40%	0
2010	16.067484	16.878726	5.05%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.910497	8.808062	-1.15%	0
2018	9.022365	8.910497	-1.24%	0
2017	9.134287	9.022365	-1.23%	0
2016	9.156612	9.134287	-0.24%	0
2015	9.874746	9.156612	-7.27%	0
2014*	10.000000	9.874746	-1.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.493464	11.381936	8.47%	0
2018	11.322036	10.493464	-7.32%	0
2017	10.328844	11.322036	9.62%	0
2016	10.215219	10.328844	1.11%	0
2015	11.193249	10.215219	-8.74%	0
2014	11.112885	11.193249	0.72%	0
2013	10.098302	11.112885	10.05%	0
2012*	10.000000	10.098302	0.98%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.290711	9.796939	5.45%	0
2018*	10.000000	9.290711	-7.09%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.729082	8.882528	1.76%	0
2018	9.491583	8.729082	-8.03%	0
2017	9.447222	9.491583	0.47%	0
2016	9.795997	9.447222	-3.56%	0
2015	9.925876	9.795997	-1.31%	0
2014	9.787360	9.925876	1.42%	0
2013*	10.000000	9.787360	-2.13%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.558159	20.567641	32.20%	0
2018	16.708965	15.558159	-6.89%	0
2017	13.573215	16.708965	23.10%	0
2016	13.729314	13.573215	-1.14%	0
2015	13.526080	13.729314	1.50%	0
2014	12.904675	13.526080	4.82%	0
2013	9.526245	12.904675	35.46%	0
2012*	10.000000	9.526245	-4.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.964157	14.495958	21.16%	0
2018	13.969703	11.964157	-14.36%	0
2017	12.572887	13.969703	11.11%	0
2016	11.464883	12.572887	9.66%	0
2015	12.360884	11.464883	-7.25%	0
2014	12.245790	12.360884	0.94%	0
2013	9.837253	12.245790	24.48%	0
2012*	10.000000	9.837253	-1.63%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	24.811616	31.605007	27.38%	0
2018	29.571048	24.811616	-16.09%	0
2017	22.383910	29.571048	32.11%	0
2016	23.134423	22.383910	-3.24%	0
2015	23.028913	23.134423	0.46%	0
2014	23.286928	23.028913	-1.11%	0
2013	18.923763	23.286928	23.06%	0
2012	16.147465	18.923763	17.19%	0
2011	18.216643	16.147465	-11.36%	0
2010	16.247507	18.216643	12.12%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.971030	9.614968	7.18%	0
2018	9.699983	8.971030	-7.51%	0
2017	9.439589	9.699983	2.76%	0
2016	9.166443	9.439589	2.98%	0
2015	9.701494	9.166443	-5.52%	0
2014	9.768473	9.701494	-0.69%	0
2013	10.118147	9.768473	-3.46%	0
2012*	10.000000	10.118147	1.18%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.027279	9.952734	23.99%	0
2018	10.299496	8.027279	-22.06%	0
2017	8.405152	10.299496	22.54%	0
2016	8.915395	8.405152	-5.72%	0
2015	8.923496	8.915395	-0.09%	0
2014*	10.000000	8.923496	-10.77%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	19.417749	24.787666	27.65%	0
2018	21.808654	19.417749	-10.96%	0
2017	19.294356	21.808654	13.03%	0
2016	17.888667	19.294356	7.86%	0
2015	17.904709	17.888667	-0.09%	0
2014	16.736768	17.904709	6.98%	0
2013	13.140624	16.736768	27.37%	0
2012	11.630218	13.140624	12.99%	0
2011	12.039374	11.630218	-3.40%	0
2010	10.726633	12.039374	12.24%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	26.500241	32.389663	22.22%	0
2018	30.575614	26.500241	-13.33%	0
2017	27.697905	30.575614	10.39%	0
2016	24.288930	27.697905	14.04%	0
2015	26.692768	24.288930	-9.01%	0
2014	24.671338	26.692768	8.19%	0
2013	18.105080	24.671338	36.27%	0
2012	15.879637	18.105080	14.01%	0
2011	16.786718	15.879637	-5.40%	0
2010	14.077483	16.786718	19.25%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.556874	14.817570	18.00%	0
2018	13.706485	12.556874	-8.39%	0
2017	11.958411	13.706485	14.62%	0
2016	12.665229	11.958411	-5.58%	0
2015	14.260887	12.665229	-11.19%	0
2014	15.535298	14.260887	-8.20%	0
2013	12.812120	15.535298	21.25%	0
2012	11.095255	12.812120	15.47%	0
2011	12.338736	11.095255	-10.08%	0
2010	11.716690	12.338736	5.31%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.296744	12.171841	7.75%	0
2018	11.912103	11.296744	-5.17%	0
2017	11.522520	11.912103	3.38%	0
2016	10.233515	11.522520	12.60%	0
2015	11.295762	10.233515	-9.40%	0
2014	11.439217	11.295762	-1.25%	0
2013	10.683377	11.439217	7.07%	0
2012*	10.000000	10.683377	6.83%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.632402	19.558503	33.67%	0
2018	15.112110	14.632402	-3.17%	0
2017	12.288755	15.112110	22.98%	0
2016	11.950004	12.288755	2.83%	0
2015	13.088973	11.950004	-8.70%	0
2014	12.522304	13.088973	4.53%	0
2013	9.945274	12.522304	25.91%	0
2012*	10.000000	9.945274	-0.55%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	20.182670	23.913144	18.48%	0
2018	20.742583	20.182670	-2.70%	0
2017	18.118272	20.742583	14.48%	0
2016	17.921431	18.118272	1.10%	0
2015	18.419195	17.921431	-2.70%	0
2014	17.561632	18.419195	4.88%	0
2013	15.127584	17.561632	16.09%	0
2012	13.770822	15.127584	9.85%	0
2011	14.020410	13.770822	-1.78%	0
2010	13.382126	14.020410	4.77%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.172301	9.712583	5.89%	0
2018	9.590765	9.172301	-4.36%	0
2017	9.575670	9.590765	0.16%	0
2016	9.666399	9.575670	-0.94%	0
2015*	10.000000	9.666399	-3.34%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	30.415777	40.334499	32.61%	0
2018	30.864087	30.415777	-1.45%	0
2017	24.499251	30.864087	25.98%	0
2016	24.799143	24.499251	-1.21%	0
2015	22.863186	24.799143	8.47%	0
2014	21.752633	22.863186	5.11%	0
2013	17.150947	21.752633	26.83%	0
2012	14.291081	17.150947	20.01%	0
2011	15.847510	14.291081	-9.82%	0
2010	15.359012	15.847510	3.18%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.005010	29.476764	40.33%	0
2018	21.485667	21.005010	-2.24%	0
2017	15.298988	21.485667	40.44%	0
2016	13.866208	15.298988	10.33%	0
2015	13.674547	13.866208	1.40%	0
2014	12.905589	13.674547	5.96%	0
2013	9.836825	12.905589	31.20%	0
2012*	10.000000	9.836825	-1.63%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.091573	23.440540	22.78%	0
2018	23.221152	19.091573	-17.78%	0
2017	18.318477	23.221152	26.76%	0
2016	20.262154	18.318477	-9.59%	0
2015	22.929789	20.262154	-11.63%	0
2014	26.921857	22.929789	-14.83%	0
2013	24.310904	26.921857	10.74%	0
2012	22.168724	24.310904	9.66%	0
2011	33.811698	22.168724	-34.43%	0
2010	27.909645	33.811698	21.15%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.275104	9.473305	14.48%	0
2018	10.487783	8.275104	-21.10%	0
2017	8.466241	10.487783	23.88%	0
2016	7.233139	8.466241	17.05%	0
2015	9.337591	7.233139	-22.54%	0
2014*	10.000000	9.337591	-6.62%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.510216	9.990433	5.05%	0
2018	9.917994	9.510216	-4.11%	0
2017	9.853669	9.917994	0.65%	0
2016*	10.000000	9.853669	-1.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.443090	19.772179	36.90%	0
2018	15.168475	14.443090	-4.78%	0
2017	12.389677	15.168475	22.43%	0
2016	11.750975	12.389677	5.44%	0
2015	12.392931	11.750975	-5.18%	0
2014	13.825776	12.392931	-10.36%	0
2013	10.103297	13.825776	36.84%	0
2012*	10.000000	10.103297	1.03%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.368006	28.070040	25.49%	0
2018	25.755444	22.368006	-13.15%	0
2017	22.647697	25.755444	13.72%	0
2016	20.540466	22.647697	10.26%	0
2015	21.397481	20.540466	-4.01%	0
2014	20.037655	21.397481	6.79%	0
2013	15.249899	20.037655	31.40%	0
2012	13.581776	15.249899	12.28%	0
2011	14.081083	13.581776	-3.55%	0
2010	13.065737	14.081083	7.77%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.725196	7.25%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.336068	18.673007	21.76%	0
2018	17.534895	15.336068	-12.54%	0
2017	14.267518	17.534895	22.90%	0
2016	14.177975	14.267518	0.63%	0
2015	13.761727	14.177975	3.02%	0
2014	14.042927	13.761727	-2.00%	0
2013	11.354178	14.042927	23.68%	0
2012	10.107907	11.354178	12.33%	0
2011	10.619427	10.107907	-4.82%	0
2010*	10.000000	10.619427	6.19%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.914881	16.115901	35.26%	0
2018	12.227921	11.914881	-2.56%	0
2017	9.849850	12.227921	24.14%	0
2016	9.603076	9.849850	2.57%	0
2015*	10.000000	9.603076	-3.97%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.432183	11.181432	7.18%	0
2018	10.866760	10.432183	-4.00%	0
2017	10.589207	10.866760	2.62%	0
2016	10.322120	10.589207	2.59%	0
2015	10.741775	10.322120	-3.91%	0
2014	10.305718	10.741775	4.23%	0
2013	10.697506	10.305718	-3.66%	0
2012	10.111060	10.697506	5.80%	0
2011	9.898730	10.111060	2.15%	0
2010	9.559700	9.898730	3.55%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	17.956812	19.865794	10.63%	0
2018	19.939314	17.956812	-9.94%	0
2017	18.775577	19.939314	6.20%	0
2016	17.520654	18.775577	7.16%	0
2015	18.296356	17.520654	-4.24%	0
2014	18.351317	18.296356	-0.30%	0
2013	20.756111	18.351317	-11.59%	0
2012	18.173011	20.756111	14.21%	0
2011	17.544974	18.173011	3.58%	0
2010	16.498789	17.544974	6.34%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.810700	10.916828	23.90%	0
2018	9.873176	8.810700	-10.76%	0
2017	9.052489	9.873176	9.07%	0
2016	8.125092	9.052489	11.41%	0
2015*	10.000000	8.125092	-18.75%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.437455	18.549175	20.16%	0
2018	17.167209	15.437455	-10.08%	0
2017	15.073913	17.167209	13.89%	0
2016	14.012783	15.073913	7.57%	0
2015	15.577703	14.012783	-10.05%	0
2014	16.415023	15.577703	-5.10%	0
2013	12.840979	16.415023	27.83%	0
2012	10.807360	12.840979	18.82%	0
2011	11.254934	10.807360	-3.98%	0
2010*	10.000000	11.254934	12.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.364583	15.641769	17.04%	0
2018	14.517494	13.364583	-7.94%	0
2017	12.937262	14.517494	12.21%	0
2016	12.247688	12.937262	5.63%	0
2015	12.516347	12.247688	-2.15%	2,236
2014	12.302817	12.516347	1.74%	2,246
2013	10.298304	12.302817	19.46%	2,192
2012	9.184942	10.298304	12.12%	2,318
2011	9.390893	9.184942	-2.19%	2,377
2010	8.651441	9.390893	8.55%	2,410
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.260512	9.779585	5.61%	0
2018	9.662134	9.260512	-4.16%	0
2017	9.660120	9.662134	0.02%	0
2016	9.710915	9.660120	-0.52%	0
2015	10.044812	9.710915	-3.32%	2,772
2014	9.874539	10.044812	1.72%	2,682
2013	10.459678	9.874539	-5.59%	2,731
2012	10.284348	10.459678	1.70%	2,235
2011	10.037844	10.284348	2.46%	2,112
2010	9.773451	10.037844	2.71%	2,073
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	14.779122	19.301828	30.60%	0
2018	16.841766	14.779122	-12.25%	0
2017	13.269511	16.841766	26.92%	0
2016	13.667217	13.269511	-2.91%	0
2015	13.238299	13.667217	3.24%	0
2014	13.415595	13.238299	-1.32%	0
2013	10.762136	13.415595	24.66%	0
2012	9.097773	10.762136	18.29%	0
2011	10.352092	9.097773	-12.12%	0
2010	9.598315	10.352092	7.85%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.447549	20.764698	26.25%	0
2018	17.088999	16.447549	-3.75%	0
2017	13.798312	17.088999	23.85%	0
2016	13.055158	13.798312	5.69%	0
2015	12.659208	13.055158	3.13%	0
2014	12.089012	12.659208	4.72%	0
2013	9.625424	12.089012	25.59%	0
2012	8.461560	9.625424	13.75%	0
2011	9.161226	8.461560	-7.64%	0
2010	7.998790	9.161226	14.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	13.823481	16.833110	21.77%	0
2018	14.587063	13.823481	-5.23%	0
2017	12.345245	14.587063	18.16%	0
2016	11.467570	12.345245	7.65%	0
2015	11.707265	11.467570	-2.05%	2,460
2014	10.960771	11.707265	6.81%	2,527
2013	8.506697	10.960771	28.85%	2,535
2012	7.499782	8.506697	13.43%	2,898
2011	7.916207	7.499782	-5.26%	2,982
2010	7.361340	7.916207	7.54%	2,976
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	11.756158	12.436249	5.78%	0
2018	12.425778	11.756158	-5.39%	0
2017	12.058665	12.425778	3.04%	0
2016	11.453001	12.058665	5.29%	0
2015	12.171243	11.453001	-5.90%	0
2014	12.091042	12.171243	0.66%	0
2013	12.619804	12.091042	-4.19%	0
2012	11.603127	12.619804	8.76%	0
2011	11.343968	11.603127	2.28%	0
2010	10.585964	11.343968	7.16%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	19.993631	24.606089	23.07%	0
2018	22.300733	19.993631	-10.35%	0
2017	19.553253	22.300733	14.05%	0
2016	17.161179	19.553253	13.94%	0
2015	18.944735	17.161179	-9.41%	0
2014	17.948687	18.944735	5.55%	0
2013	13.689960	17.948687	31.11%	0
2012	11.956338	13.689960	14.50%	0
2011	12.660907	11.956338	-5.56%	0
2010	11.317542	12.660907	11.87%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.342952	10.406404	11.38%	0
2018	10.536152	9.342952	-11.32%	0
2017	9.179935	10.536152	14.77%	0
2016	9.199138	9.179935	-0.21%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.971265	10.298523	3.28%	0
2018*	10.000000	9.971265	-0.29%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.613211	17.359470	11.18%	0
2018	16.613786	15.613211	-6.02%	0
2017	16.058650	16.613786	3.46%	0
2016	14.515930	16.058650	10.63%	0
2015	15.381488	14.515930	-5.63%	0
2014	15.478809	15.381488	-0.63%	0
2013	14.918860	15.478809	3.75%	0
2012	13.440746	14.918860	11.00%	0
2011	13.359632	13.440746	0.61%	0
2010	12.184103	13.359632	9.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.645987	16.936905	24.12%	0
2018	14.827693	13.645987	-7.97%	0
2017	12.263924	14.827693	20.90%	0
2016	11.145598	12.263924	10.03%	0
2015	11.641058	11.145598	-4.26%	0
2014	11.274006	11.641058	3.26%	0
2013	8.105746	11.274006	39.09%	0
2012	7.160205	8.105746	13.21%	0
2011	8.363784	7.160205	-14.39%	0
2010	7.480276	8.363784	11.81%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.568614	11.029615	28.72%	0
2018	10.613798	8.568614	-19.27%	0
2017	8.724345	10.613798	21.66%	0
2016	9.230861	8.724345	-5.49%	0
2015	9.589013	9.230861	-3.74%	0
2014	10.031478	9.589013	-4.41%	0
2013	8.550136	10.031478	17.33%	0
2013	8.550136	10.031478	17.33%	0
2012	7.638719	8.550136	11.93%	0
2011	8.722109	7.638719	-12.42%	0
2010	7.909010	8.722109	10.28%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	19.821840	24.781886	25.02%	0
2018	20.516636	19.821840	-3.39%	0
2017	17.606413	20.516636	16.53%	0
2016	16.344301	17.606413	7.72%	0
2015	16.756321	16.344301	-2.46%	0
2014	15.464978	16.756321	8.35%	0
2013	12.202342	15.464978	26.74%	0
2012	11.061854	12.202342	10.31%	0
2011	11.372011	11.061854	-2.73%	0
2010	10.364947	11.372011	9.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.400346	13.693891	20.12%	0
2018	13.183991	11.400346	-13.53%	0
2017	11.356053	13.183991	16.10%	0
2016	10.813877	11.356053	5.01%	0
2015	11.359136	10.813877	-4.80%	0
2014	11.218105	11.359136	1.26%	0
2013	8.941316	11.218105	25.46%	0
2012	7.944684	8.941316	12.54%	0
2011	8.756975	7.944684	-9.28%	0
2010	7.861180	8.756975	11.40%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	10.916298	12.289361	12.58%	0
2018	12.016666	10.916298	-9.16%	0
2017	11.066276	12.016666	8.59%	0
2016	10.761938	11.066276	2.83%	0
2015	11.225193	10.761938	-4.13%	0
2014	11.106989	11.225193	1.06%	0
2013	9.996949	11.106989	11.10%	0
2012	9.289966	9.996949	7.61%	0
2011	9.717226	9.289966	-4.40%	0
2010	9.082783	9.717226	6.99%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.358999	13.234776	16.51%	0
2018	12.766288	11.358999	-11.02%	0
2017	11.375453	12.766288	12.23%	0
2016	10.937524	11.375453	4.00%	0
2015	11.439494	10.937524	-4.39%	0
2014	11.275810	11.439494	1.45%	0
2013	9.597387	11.275810	17.49%	0
2012	8.716024	9.597387	10.11%	0
2011	9.315490	8.716024	-6.44%	0
2010	8.553603	9.315490	8.91%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.036622	10.763294	7.24%	0
2018	10.636649	10.036622	-5.64%	0
2017	10.319765	10.636649	3.07%	0
2016	10.179405	10.319765	1.38%	0
2015	10.582759	10.179405	-3.81%	0
2014	10.568694	10.582759	0.13%	0
2013	10.394074	10.568694	1.68%	0
2012	9.979119	10.394074	4.16%	0
2011	10.154305	9.979119	-1.73%	0
2010	9.811808	10.154305	3.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.071779	11.111559	10.32%	0
2018	11.179888	10.071779	-9.91%	0
2017	10.052153	11.179888	11.22%	0
2016	9.826777	10.052153	2.29%	0
2015	10.596220	9.826777	-7.26%	0
2014	10.693536	10.596220	-0.91%	0
2013*	10.000000	10.693536	6.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.336030	11.559582	11.84%	0
2018	11.480713	10.336030	-9.97%	0
2017	10.057494	11.480713	14.15%	0
2016	9.771298	10.057494	2.93%	0
2015	10.600958	9.771298	-7.83%	0
2014	10.830371	10.600958	-2.12%	0
2013*	10.000000	10.830371	8.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.184003	12.803729	14.48%	0
2018	12.424393	11.184003	-9.98%	0
2017	11.249212	12.424393	10.45%	6,467
2016	10.875164	11.249212	3.44%	6,467
2015	11.344049	10.875164	-4.13%	6,467
2014	11.195346	11.344049	1.33%	6,467
2013	9.807250	11.195346	14.15%	0
2012	9.007501	9.807250	8.88%	0
2011	9.517062	9.007501	-5.35%	0
2010	8.818601	9.517062	7.92%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.357644	13.452271	18.44%	0
2018	12.954300	11.357644	-12.33%	0
2017	11.321661	12.954300	14.42%	0
2016	10.858528	11.321661	4.27%	0
2015	11.377516	10.858528	-4.56%	0
2014	11.229279	11.377516	1.32%	0
2013	9.324647	11.229279	20.43%	0
2012	8.398628	9.324647	11.03%	0
2011	9.091525	8.398628	-7.62%	0
2010	8.280007	9.091525	9.80%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.706285	11.858148	10.76%	0
2018	11.603490	10.706285	-7.73%	0
2017	10.896424	11.603490	6.49%	0
2016	10.607789	10.896424	2.72%	0
2015	11.065062	10.607789	-4.13%	0
2014	10.971194	11.065062	0.86%	0
2013	10.178233	10.971194	7.79%	0
2012	9.545870	10.178233	6.62%	0
2011	9.877270	9.545870	-3.36%	0
2010	9.348588	9.877270	5.66%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	11.871217	12.939577	9.00%	0
2018	14.533622	11.871217	-18.32%	0
2017	12.220709	14.533622	18.93%	0
2016	12.471570	12.220709	-2.01%	0
2015	13.393495	12.471570	-6.88%	0
2014	15.048127	13.393495	-11.00%	0
2013	12.930969	15.048127	16.37%	0
2012	11.161813	12.930969	15.85%	0
2011	13.152966	11.161813	-15.14%	0
2010	12.763453	13.152966	3.05%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.359747	10.911739	5.33%	0
2018	10.767110	10.359747	-3.78%	0
2017	10.664839	10.767110	0.96%	0
2016	10.480475	10.664839	1.76%	0
2015	10.911870	10.480475	-3.95%	0
2014	10.757596	10.911870	1.43%	0
2013	11.343245	10.757596	-5.16%	0
2012	10.891994	11.343245	4.14%	0
2011	10.579445	10.891994	2.95%	0
2010	10.224799	10.579445	3.47%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	10.959341	11.638459	6.20%	0
2018	11.478761	10.959341	-4.53%	0
2017	11.414953	11.478761	0.56%	0
2016	11.398849	11.414953	0.14%	0
2015	11.824694	11.398849	-3.60%	0
2014	11.634990	11.824694	1.63%	0
2013	12.258409	11.634990	-5.09%	0
2012	11.810856	12.258409	3.79%	0
2011	11.492609	11.810856	2.77%	0
2010	10.970067	11.492609	4.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.724514	11.285676	16.05%	0
2018	11.175834	9.724514	-12.99%	0
2017	9.782610	11.175834	14.24%	0
2016	9.062658	9.782610	7.94%	0
2015*	10.000000	9.062658	-9.37%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.615009	10.948709	13.87%	0
2018	10.766185	9.615009	-10.69%	0
2017	9.759589	10.766185	10.31%	0
2016	9.258979	9.759589	5.41%	0
2015*	10.000000	9.258979	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.079127	26.243880	18.86%	0
2018	27.676423	22.079127	-20.22%	0
2017	20.222371	27.676423	36.86%	0
2016	19.415372	20.222371	4.16%	0
2015	23.920039	19.415372	-18.83%	0
2014	26.186171	23.920039	-8.65%	0
2013	26.908632	26.186171	-2.68%	0
2012	23.738256	26.908632	13.36%	0
2011	31.648576	23.738256	-24.99%	0
2010	28.176274	31.648576	12.32%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.568781	9.853577	2.98%	0
2018	9.881354	9.568781	-3.16%	0
2017	9.988401	9.881354	-1.07%	0
2016	10.231174	9.988401	-2.37%	0
2015	10.570019	10.231174	-3.21%	0
2014	10.431540	10.570019	1.33%	0
2013	11.220359	10.431540	-7.03%	0
2012	11.236753	11.220359	-0.15%	0
2011	10.810828	11.236753	3.94%	0
2010	10.647498	10.810828	1.53%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.179827	7.081189	-1.37%	0
2018	7.309154	7.179827	-1.77%	0
2017	7.510684	7.309154	-2.68%	0
2016	7.749705	7.510684	-3.08%	0
2015	7.997630	7.749705	-3.10%	0
2014	8.253489	7.997630	-3.10%	0
2013	8.517530	8.253489	-3.10%	0
2012	8.790775	8.517530	-3.11%	0
2011	9.071213	8.790775	-3.09%	0
2010	9.361404	9.071213	-3.10%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.348730	8.467747	15.23%	0
2018	8.903178	7.348730	-17.46%	0
2017	7.229622	8.903178	23.15%	0
2016	7.413294	7.229622	-2.48%	0
2015	7.905161	7.413294	-6.22%	0
2014	8.217252	7.905161	-3.80%	0
2013	7.213205	8.217252	13.92%	0
2012	6.460734	7.213205	11.65%	0
2011	7.407899	6.460734	-12.79%	0
2010	6.764988	7.407899	9.50%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.836783	9.203944	17.45%	0
2018	9.419746	7.836783	-16.80%	0
2017	7.810048	9.419746	20.61%	0
2016	8.017274	7.810048	-2.58%	0
2015	8.390375	8.017274	-4.45%	0
2014	9.230014	8.390375	-9.10%	0
2013	7.871301	9.230014	17.26%	0
2012	6.872111	7.871301	14.54%	0
2011	8.137306	6.872111	-15.55%	0
2010	7.818940	8.137306	4.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.101000	22.901525	19.90%	0
2018	21.631200	19.101000	-11.70%	0
2017	18.847508	21.631200	14.77%	0
2016	17.766591	18.847508	6.08%	0
2015	18.519906	17.766591	-4.07%	0
2014	18.204836	18.519906	1.73%	0
2013	14.764100	18.204836	23.30%	0
2012	13.146732	14.764100	12.30%	0
2011	14.121735	13.146732	-6.90%	0
2010	12.713282	14.121735	11.08%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	13.848835	15.478318	11.77%	0
2018	15.022993	13.848835	-7.82%	0
2017	13.949465	15.022993	7.70%	0
2016	13.541014	13.949465	3.02%	0
2015	13.998558	13.541014	-3.27%	0
2014	13.813043	13.998558	1.34%	0
2013	12.567744	13.813043	9.91%	0
2012	11.857786	12.567744	5.99%	0
2011	12.128977	11.857786	-2.24%	0
2010	11.398134	12.128977	6.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.223820	18.855799	16.22%	0
2018	17.904459	16.223820	-9.39%	0
2017	16.092414	17.904459	11.26%	0
2016	15.412890	16.092414	4.41%	0
2015	15.991072	15.412890	-3.62%	0
2014	15.685157	15.991072	1.95%	0
2013	13.546035	15.685157	15.79%	0
2012	12.454693	13.546035	8.76%	0
2011	12.973714	12.454693	-4.00%	0
2010	11.950737	12.973714	8.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.881719	11.549603	6.14%	0
2018	11.438095	10.881719	-4.86%	0
2017	11.168312	11.438095	2.42%	0
2016	11.053304	11.168312	1.04%	0
2015	11.376816	11.053304	-2.84%	0
2014	11.301122	11.376816	0.67%	0
2013	11.125123	11.301122	1.58%	0
2012	10.916920	11.125123	1.91%	0
2011	10.944522	10.916920	-0.25%	0
2010	10.666067	10.944522	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.145387	11.108762	9.50%	0
2018	11.096083	10.145387	-8.57%	0
2017	10.041109	11.096083	10.51%	0
2016	9.801938	10.041109	2.44%	0
2015	10.454426	9.801938	-6.24%	0
2014	10.530294	10.454426	-0.72%	0
2013*	10.000000	10.530294	5.30%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.415882	11.632035	11.68%	0
2018	11.443919	10.415882	-8.98%	0
2017	10.096247	11.443919	13.35%	0
2016	9.741209	10.096247	3.64%	0
2015	10.466883	9.741209	-6.93%	0
2014	10.617696	10.466883	-1.42%	0
2013*	10.000000	10.617696	6.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.213149	17.357516	14.10%	0
2018	16.648322	15.213149	-8.62%	0
2017	15.212771	16.648322	9.44%	0
2016	14.651488	15.212771	3.83%	0
2015	15.171032	14.651488	-3.42%	0
2014	14.885158	15.171032	1.92%	0
2013	13.171187	14.885158	13.01%	0
2012	12.267221	13.171187	7.37%	0
2011	12.663937	12.267221	-3.13%	0
2010	11.782881	12.663937	7.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.550676	20.718940	18.05%	0
2018	19.632460	17.550676	-10.60%	0
2017	17.362685	19.632460	13.07%	0
2016	16.515746	17.362685	5.13%	0
2015	17.169479	16.515746	-3.81%	0
2014	16.881927	17.169479	1.70%	0
2013	14.236095	16.881927	18.59%	0
2012	12.915385	14.236095	10.23%	0
2011	13.617346	12.915385	-5.15%	0
2010	12.454242	13.617346	9.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.079414	14.382850	9.97%	0
2018	14.023605	13.079414	-6.73%	0
2017	13.250380	14.023605	5.84%	0
2016	12.935362	13.250380	2.44%	0
2015	13.353294	12.935362	-3.13%	0
2014	13.156926	13.353294	1.49%	0
2013	12.288135	13.156926	7.07%	0
2012	11.738444	12.288135	4.68%	0
2011	11.868304	11.738444	-1.09%	0
2010	11.286601	11.868304	5.15%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.345539	3.46%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.642662	6.43%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	14.902078	18.803819	26.18%	0
2018	15.914907	14.902078	-6.36%	0
2017	12.644282	15.914907	25.87%	0
2016	12.793055	12.644282	-1.16%	0
2015	12.801703	12.793055	-0.07%	0
2014	11.994034	12.801703	6.73%	0
2013	9.208504	11.994034	30.25%	0
2012	8.182993	9.208504	12.53%	0
2011	8.726316	8.182993	-6.23%	0
2010	7.806312	8.726316	11.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.320357	11.897569	15.28%	0
2018	11.191959	10.320357	-7.79%	0
2017	9.824390	11.191959	13.92%	0
2016	9.339480	9.824390	5.19%	0
2015	9.859872	9.339480	-5.28%	0
2014*	10.000000	9.859872	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.582162	13.690328	18.20%	0
2018	12.270833	11.582162	-5.61%	0
2017	10.404649	12.270833	17.94%	0
2016	9.756475	10.404649	6.64%	0
2015	10.054417	9.756475	-2.96%	0
2014*	10.000000	10.054417	0.54%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.157936	32.148596	33.08%	0
2018	25.325554	24.157936	-4.61%	0
2017	20.566070	25.325554	23.14%	0
2016	20.539337	20.566070	0.13%	0
2015	20.221246	20.539337	1.57%	0
2014	19.222282	20.221246	5.20%	0
2013	14.555396	19.222282	32.06%	0
2012	12.685197	14.555396	14.74%	0
2011	13.425143	12.685197	-5.51%	0
2010	12.767002	13.425143	5.16%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.203609	24.801259	22.76%	0
2018	23.035396	20.203609	-12.29%	0
2017	21.920463	23.035396	5.09%	0
2016	18.816394	21.920463	16.50%	0
2015	20.321135	18.816394	-7.40%	0
2014	18.567131	20.321135	9.45%	0
2013	14.551862	18.567131	27.59%	0
2012	13.122797	14.551862	10.89%	0
2011	13.476225	13.122797	-2.62%	0
2010	12.290622	13.476225	9.65%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.164321	33.074374	21.76%	0
2018	31.640784	27.164321	-14.15%	0
2017	28.200077	31.640784	12.20%	0
2016	24.191193	28.200077	16.57%	0
2015	25.614310	24.191193	-5.56%	0
2014	24.158020	25.614310	6.03%	0
2013	18.737884	24.158020	28.93%	0
2012	16.462243	18.737884	13.82%	0
2011	17.431426	16.462243	-5.56%	0
2010	14.253744	17.431426	22.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.310583	12.741785	12.65%	0
2018	14.123032	11.310583	-19.91%	0
2017	11.893223	14.123032	18.75%	0
2016	11.690333	11.893223	1.74%	0
2015	12.745869	11.690333	-8.28%	0
2014	14.563142	12.745869	-12.48%	0
2013	12.415435	14.563142	17.30%	0
2012	10.947234	12.415435	13.41%	0
2011	13.515587	10.947234	-19.00%	0
2010	13.171196	13.515587	2.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.110260	14.680197	21.22%	0
2018	14.171383	12.110260	-14.54%	0
2017	12.786882	14.171383	10.83%	0
2016	11.370338	12.786882	12.46%	0
2015	12.151793	11.370338	-6.43%	0
2014	11.375347	12.151793	6.83%	0
2013	8.693814	11.375347	30.84%	0
2012	7.630302	8.693814	13.94%	0
2011	8.384833	7.630302	-9.00%	0
2010	7.674657	8.384833	9.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.356415	18.428844	20.01%	0
2018	18.251866	15.356415	-15.86%	0
2017	16.544380	18.251866	10.32%	0
2016	14.517822	16.544380	13.96%	0
2015	15.427539	14.517822	-5.90%	0
2014	13.605365	15.427539	13.39%	0
2013	10.348319	13.605365	31.47%	0
2012	9.179667	10.348319	12.73%	0
2011	9.697905	9.179667	-5.34%	0
2010	8.365535	9.697905	15.93%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	18.516593	24.290273	31.18%	0
2018	20.823640	18.516593	-11.08%	0
2017	17.238866	20.823640	20.79%	0
2016	16.462262	17.238866	4.72%	0
2015	16.899502	16.462262	-2.59%	0
2014	17.008510	16.899502	-0.64%	0
2013	12.193203	17.008510	39.49%	0
2012	11.127319	12.193203	9.58%	0
2011	11.582367	11.127319	-3.93%	0
2010	9.554020	11.582367	21.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	23.158927	26.635520	15.01%	0
2018	28.843515	23.158927	-19.71%	0
2017	27.367957	28.843515	5.39%	0
2016	22.482177	27.367957	21.73%	0
2015	24.758795	22.482177	-9.20%	0
2014	23.931835	24.758795	3.46%	0
2013	17.637570	23.931835	35.69%	0
2012	15.130748	17.637570	16.57%	0
2011	16.514540	15.130748	-8.38%	0
2010	13.474912	16.514540	22.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	23.592665	28.657588	21.47%	0
2018	27.937665	23.592665	-15.55%	0
2017	25.467256	27.937665	9.70%	0
2016	21.445001	25.467256	18.76%	0
2015	22.558703	21.445001	-4.94%	0
2014	23.151808	22.558703	-2.56%	0
2013	16.998726	23.151808	36.20%	0
2012	15.225452	16.998726	11.65%	0
2011	16.679609	15.225452	-8.72%	0
2010	13.772382	16.679609	21.11%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.428777	17.623265	22.14%	0
2018	15.822731	14.428777	-8.81%	0
2017	13.794191	15.822731	14.71%	0
2016	12.927408	13.794191	6.71%	0
2015	13.397053	12.927408	-3.51%	0
2014	12.510770	13.397053	7.08%	0
2013	9.318314	12.510770	34.26%	0
2012	8.634273	9.318314	7.92%	0
2011	9.210778	8.634273	-6.26%	0
2010	7.692638	9.210778	19.73%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.380027	14.384638	26.40%	0
2018	12.242998	11.380027	-7.05%	0
2017	11.902256	12.242998	2.86%	0
2016	11.459324	11.902256	3.87%	0
2015	12.535560	11.459324	-8.59%	0
2014	10.058827	12.535560	24.62%	0
2013	10.107728	10.058827	-0.48%	0
2012	9.025474	10.107728	11.99%	0
2011	8.774897	9.025474	2.86%	0
2010	6.975141	8.774897	25.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.475802	18.353079	26.78%	0
2018	15.707129	14.475802	-7.84%	0
2017	13.370217	15.707129	17.48%	0
2016	12.385243	13.370217	7.95%	0
2015	12.662083	12.385243	-2.19%	0
2014	11.555913	12.662083	9.57%	0
2013*	10.000000	11.555913	15.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.603240	8.677286	0.86%	0
2018	8.807759	8.603240	-2.32%	0
2017	8.947455	8.807759	-1.56%	0
2016	9.008432	8.947455	-0.68%	0
2015	9.328470	9.008432	-3.43%	0
2014	9.579592	9.328470	-2.62%	0
2013	9.875657	9.579592	-3.00%	0
2012	9.845515	9.875657	0.31%	0
2011	10.029444	9.845515	-1.83%	0
2010	10.105744	10.029444	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.906856	15.628515	21.09%	0
2018	15.026932	12.906856	-14.11%	0
2017	13.580360	15.026932	10.65%	0
2016	11.593771	13.580360	17.13%	0
2015	12.578863	11.593771	-7.83%	0
2014	12.416201	12.578863	1.31%	0
2013*	10.000000	12.416201	24.16%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.166326	18.784061	32.60%	0
2018	15.731088	14.166326	-9.95%	0
2017	12.729266	15.731088	23.58%	0
2016	12.385343	12.729266	2.78%	0
2015	12.826001	12.385343	-3.44%	0
2014	12.761695	12.826001	0.50%	0
2013	9.501529	12.761695	34.31%	0
2012	8.553589	9.501529	11.08%	0
2011	9.237900	8.553589	-7.41%	0
2010	7.537934	9.237900	22.55%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	26.496783	34.015123	28.37%	0
2018	29.269270	26.496783	-9.47%	0
2017	24.246873	29.269270	20.71%	0
2016	24.020765	24.246873	0.94%	0
2015	24.545168	24.020765	-2.14%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.803298	7.840182	0.47%	0
2018	7.972931	7.803298	-2.13%	0
2017	8.154615	7.972931	-2.23%	0
2016	8.313411	8.154615	-1.91%	0
2015	8.563647	8.313411	-2.92%	0
2014	8.784047	8.563647	-2.51%	0
2013	9.009510	8.784047	-2.50%	0
2012	8.889133	9.009510	1.35%	0
2011	9.146323	8.889133	-2.81%	0
2010	8.965097	9.146323	2.02%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	21.825003	26.622857	21.98%	0
2018	23.895676	21.825003	-8.67%	0
2017	20.820552	23.895676	14.77%	0
2016	19.556097	20.820552	6.47%	0
2015	20.275758	19.556097	-3.55%	0
2014	18.956347	20.275758	6.96%	0
2013	14.216516	18.956347	33.34%	0
2012	13.220835	14.216516	7.53%	0
2011	14.076597	13.220835	-6.08%	0
2010	11.824071	14.076597	19.05%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.603473	10.398632	8.28%	0
2018	10.483519	9.603473	-8.39%	0
2017	9.541360	10.483519	9.87%	0
2016	8.720317	9.541360	9.42%	0
2015	9.909965	8.720317	-12.00%	0
2014	10.180731	9.909965	-2.66%	0
2013	10.494973	10.180731	-2.99%	0
2012*	10.000000	10.494973	4.95%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.756413	10.839214	11.10%	0
2018	10.580846	9.756413	-7.79%	0
2017	9.945693	10.580846	6.39%	0
2016	9.065183	9.945693	9.71%	0
2015	9.581816	9.065183	-5.39%	0
2014*	10.000000	9.581816	-4.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.596374	9.942144	3.60%	0
2018	10.325702	9.596374	-7.06%	0
2017	9.622213	10.325702	7.31%	0
2016	9.649035	9.622213	-0.28%	0
2015	10.727454	9.649035	-10.05%	0
2014	11.037423	10.727454	-2.81%	0
2013	12.191120	11.037423	-9.46%	0
2012	11.956588	12.191120	1.96%	0
2011	11.380251	11.956588	5.06%	0
2010	10.737936	11.380251	5.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.479604	9.546160	0.70%	0
2018	9.761412	9.479604	-2.89%	0
2017	9.948254	9.761412	-1.88%	0
2016	10.133393	9.948254	-1.83%	0
2015	10.435783	10.133393	-2.90%	0
2014	10.689653	10.435783	-2.37%	0
2013	11.057318	10.689653	-3.33%	0
2012	10.791481	11.057318	2.46%	0
2011	11.024649	10.791481	-2.11%	0
2010	10.816432	11.024649	1.93%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.733483	9.686053	-0.49%	0
2018	9.905249	9.733483	-1.73%	0
2017	9.990947	9.905249	-0.86%	0
2016*	10.000000	9.990947	-0.09%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.493836	9.958243	4.89%	0
2018	9.861875	9.493836	-3.73%	0
2017	9.708822	9.861875	1.58%	0
2016	9.766249	9.708822	-0.59%	0
2015	10.044981	9.766249	-2.77%	0
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.865584	12.466478	26.36%	0
2018	11.127696	9.865584	-11.34%	0
2017*	10.000000	11.127696	11.28%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.903277	17.097422	32.50%	0
2018	13.008907	12.903277	-0.81%	0
2017	10.254585	13.008907	26.86%	0
2016*	10.000000	10.254585	2.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.103851	15.891552	21.27%	0
2018	16.721992	13.103851	-21.64%	0
2017	13.631787	16.721992	22.67%	0
2016	14.420535	13.631787	-5.47%	0
2015	14.861133	14.420535	-2.96%	0
2014	16.451786	14.861133	-9.67%	0
2013	13.256550	16.451786	24.10%	0
2012	11.222110	13.256550	18.13%	0
2011	13.941784	11.222110	-19.51%	0
2010	13.076339	13.941784	6.62%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	29.818234	37.166223	24.64%	0
2018	30.516377	29.818234	-2.29%	0
2017	24.735153	30.516377	23.37%	0
2016	28.587897	24.735153	-13.48%	0
2015	26.231307	28.587897	8.98%	0
2014	20.628766	26.231307	27.16%	0
2013	14.143697	20.628766	45.85%	0
2012	11.142829	14.143697	26.93%	0
2011	10.416671	11.142829	6.97%	0
2010*	10.000000	10.416671	4.17%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.682838	5.061610	8.09%	0
2018	6.753080	4.682838	-30.66%	0
2017	7.108628	6.753080	-5.00%	0
2016	5.114854	7.108628	38.98%	0
2015	7.953259	5.114854	-35.69%	0
2014	10.177072	7.953259	-21.85%	0
2013	9.522313	10.177072	6.88%	0
2012*	10.000000	9.522313	-4.78%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.799572	5.202808	8.40%	0
2018	6.907411	4.799572	-30.52%	0
2017	7.250849	6.907411	-4.74%	0
2016	5.206393	7.250849	39.27%	0
2015	8.073781	5.206393	-35.51%	0
2014	10.300240	8.073781	-21.62%	0
2013	9.616754	10.300240	7.11%	0
2012*	10.000000	9.616754	-3.83%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.662517	6.63%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	23.310012	28.195608	20.96%	0
2018	23.749406	23.310012	-1.85%	0
2017	19.471703	23.749406	21.97%	0
2016	18.648255	19.471703	4.42%	0
2015	19.816221	18.648255	-5.89%	0
2014	20.841763	19.816221	-4.92%	0
2013	14.316590	20.841763	45.58%	0
2012	13.697635	14.316590	4.52%	0
2011	14.816129	13.697635	-7.55%	0
2010	12.060665	14.816129	22.85%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.394753	11.595703	11.55%	0
2018	11.592157	10.394753	-10.33%	0
2017	10.473971	11.592157	10.68%	0
2016	10.466909	10.473971	0.07%	0
2015	10.955397	10.466909	-4.46%	0
2014	10.860666	10.955397	0.87%	0
2013	10.023504	10.860666	8.35%	0
2012*	10.000000	10.023504	0.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	19.727164	23.604829	19.66%	0
2018	21.648506	19.727164	-8.88%	0
2017	18.855242	21.648506	14.81%	0
2016	17.535503	18.855242	7.53%	0
2015	17.860375	17.535503	-1.82%	0
2014	16.882355	17.860375	5.79%	0
2013	12.957682	16.882355	30.29%	0
2012	11.418028	12.957682	13.48%	0
2011	11.119658	11.418028	2.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.559784	8.546521	13.05%	0
2018*	10.000000	7.559784	-24.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	25.785834	29.928543	16.07%	0
2018	31.454832	25.785834	-18.02%	0
2017	28.791699	31.454832	9.25%	0
2016	23.832063	28.791699	20.81%	0
2015	26.106638	23.832063	-8.71%	0
2014	24.755133	26.106638	5.46%	0
2013	18.580233	24.755133	33.23%	0
2012	16.203266	18.580233	14.67%	0
2011	18.317427	16.203266	-11.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	9.954063	10.493355	5.42%	0
2018	10.583305	9.954063	-5.95%	0
2017	10.544999	10.583305	0.36%	0
2016	10.434819	10.544999	1.06%	0
2015	11.052648	10.434819	-5.59%	0
2014	11.053302	11.052648	-0.01%	0
2013	12.476752	11.053302	-11.41%	0
2012	12.003637	12.476752	3.94%	0
2011	11.095996	12.003637	8.18%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	19.112204	22.894292	19.79%	0
2018	21.278487	19.112204	-10.18%	0
2017	18.271034	21.278487	16.46%	0
2016	16.672488	18.271034	9.59%	0
2015	18.313178	16.672488	-8.96%	0
2014	16.841657	18.313178	8.74%	0
2013	12.841437	16.841657	31.15%	0
2012	11.591131	12.841437	10.79%	0
2011	11.640911	11.591131	-0.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	20.217905	25.245368	24.87%	0
2018	24.001510	20.217905	-15.76%	0
2017	22.241892	24.001510	7.91%	0
2016	18.721740	22.241892	18.80%	0
2015	19.651129	18.721740	-4.73%	0
2014	17.464613	19.651129	12.52%	0
2013	13.888848	17.464613	25.75%	0
2012	12.345670	13.888848	12.50%	0
2011	12.861413	12.345670	-4.01%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.684637	10.768039	11.19%	0
2018	10.304211	9.684637	-6.01%	0
2017	9.940274	10.304211	3.66%	0
2016	9.101283	9.940274	9.22%	0
2015*	10.000000	9.101283	-8.99%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.207008	9.727612	5.65%	0
2018	9.582192	9.207008	-3.92%	0
2017	9.590589	9.582192	-0.09%	0
2016	9.668978	9.590589	-0.81%	0
2015*	10.000000	9.668978	-3.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	10.946302	13.505892	23.38%	0
2018	12.216328	10.946302	-10.40%	0
2017	10.832551	12.216328	12.77%	0
2016	9.641267	10.832551	12.36%	0
2015*	10.000000	9.641267	-3.59%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.026943	14.849120	13.99%	0
2018	14.563916	13.026943	-10.55%	0
2017	13.230250	14.563916	10.08%	0
2016	13.165420	13.230250	0.49%	0
2015	13.738263	13.165420	-4.17%	0
2014	13.923436	13.738263	-1.33%	0
2013	12.571342	13.923436	10.76%	0
2012	11.810744	12.571342	6.44%	0
2011	12.661267	11.810744	-6.72%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.280400	11.927265	16.02%	0
2018	12.598569	10.280400	-18.40%	0
2017	11.312312	12.598569	11.37%	0
2016	10.143194	11.312312	11.53%	0
2015	10.749024	10.143194	-5.64%	0
2014*	10.000000	10.749024	7.49%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	28.375470	33.568885	18.30%	0
2018	32.210361	28.375470	-11.91%	0
2017	29.600532	32.210361	8.82%	0
2016	24.319296	29.600532	21.72%	0
2015	25.722587	24.319296	-5.46%	0
2014	25.278337	25.722587	1.76%	0
2013	18.557608	25.278337	36.22%	0
2012	16.564839	18.557608	12.03%	18
2011	17.015596	16.564839	-2.65%	22
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	21.016158	26.524331	26.21%	0
2018	22.823027	21.016158	-7.92%	0
2017	19.449349	22.823027	17.35%	0
2016	18.027822	19.449349	7.89%	0
2015	18.463466	18.027822	-2.36%	0
2014	16.863880	18.463466	9.49%	0
2013	13.227276	16.863880	27.49%	0
2012	11.834249	13.227276	11.77%	0
2011	12.029706	11.834249	-1.62%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	18.298187	24.012893	31.23%	0
2018	20.352329	18.298187	-10.09%	0
2017	16.552187	20.352329	22.96%	0
2016	15.885141	16.552187	4.20%	0
2015	16.868097	15.885141	-5.83%	0
2014	16.160843	16.868097	4.38%	0
2013	13.817287	16.160843	16.96%	0
2012	12.961141	13.817287	6.61%	0
2011	12.312553	12.961141	5.27%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.123227	17.785487	17.60%	0
2018	19.360721	15.123227	-21.89%	0
2017	16.079862	19.360721	20.40%	0
2016	14.222073	16.079862	13.06%	0
2015	15.072467	14.222073	-5.64%	0
2014	15.367765	15.072467	-1.92%	0
2013	10.710707	15.367765	43.48%	0
2012	9.202969	10.710707	16.38%	0
2011	11.061987	9.202969	-16.81%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.362436	10.560350	12.79%	0
2018	10.076634	9.362436	-7.09%	0
2017*	10.000000	10.076634	0.77%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.338256	15.254226	23.63%	0
2018	15.349548	12.338256	-19.62%	0
2017	14.187290	15.349548	8.19%	0
2016	11.179558	14.187290	26.90%	0
2015	12.347154	11.179558	-9.46%	0
2014	12.076846	12.347154	2.24%	0
2013*	10.000000	12.076846	20.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.576331	9.926081	3.65%	0
2018	9.903175	9.576331	-3.30%	0
2017	9.889209	9.903175	0.14%	0
2016	9.376416	9.889209	5.47%	0
2015	9.783446	9.376416	-4.16%	0
2014*	10.000000	9.783446	-2.17%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.988972	10.434263	16.08%	0
2018*	10.000000	8.988972	-10.11%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.341406	10.928422	5.68%	0
2018	10.769572	10.341406	-3.98%	0
2017	10.722559	10.769572	0.44%	0
2016	10.698195	10.722559	0.23%	0
2015	11.100654	10.698195	-3.63%	0
2014	11.078435	11.100654	0.20%	0
2013	11.359433	11.078435	-2.47%	0
2012	10.722961	11.359433	5.94%	0
2011	10.860291	10.722961	-1.26%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.138384	10.177873	25.06%	0
2018*	10.000000	8.138384	-18.62%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	12.719726	14.252006	12.05%	0
2018	13.727679	12.719726	-7.34%	0
2017	12.571352	13.727679	9.20%	0
2016	12.340329	12.571352	1.87%	0
2015	12.816291	12.340329	-3.71%	0
2014	12.704946	12.816291	0.88%	0
2013	11.594767	12.704946	9.57%	0
2012	10.735465	11.594767	8.00%	0
2011	11.137165	10.735465	-3.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.417416	15.570049	16.04%	0
2018	14.760747	13.417416	-9.10%	0
2017	13.114648	14.760747	12.55%	0
2016	12.803979	13.114648	2.43%	0
2015	13.288301	12.803979	-3.64%	0
2014	13.124495	13.288301	1.25%	0
2013	11.725032	13.124495	11.94%	0
2012	10.713242	11.725032	9.44%	0
2011	11.205774	10.713242	-4.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.296147	17.175612	20.14%	0
2018	16.065599	14.296147	-11.01%	0
2017	13.749584	16.065599	16.84%	0
2016	13.351798	13.749584	2.98%	0
2015	13.866697	13.351798	-3.71%	0
2014	13.676414	13.866697	1.39%	0
2013	11.637007	13.676414	17.53%	0
2012	10.437912	11.637007	11.49%	0
2011	11.096224	10.437912	-5.93%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.710322	12.867853	20.14%	0
2018	11.580755	10.710322	-7.52%	0
2017	10.302052	11.580755	12.41%	0
2016*	10.000000	10.302052	3.02%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.296726	30.875056	27.07%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	9.816859	10.436385	6.31%	0
2018	13.482954	9.816859	-27.19%	0
2017	14.324977	13.482954	-5.88%	0
2016	11.083633	14.324977	29.24%	0
2015	14.448846	11.083633	-23.29%	0
2014	17.111634	14.448846	-15.56%	0
2013	14.239018	17.111634	20.17%	0
2012	14.045927	14.239018	1.37%	0
2011	15.305277	14.045927	-8.23%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	17.632396	21.694994	23.04%	0
2018	19.919437	17.632396	-11.48%	0
2017	18.265260	19.919437	9.06%	0
2016	16.028710	18.265260	13.95%	0
2015	17.291584	16.028710	-7.30%	0
2014	16.466889	17.291584	5.01%	0
2013	13.307730	16.466889	23.74%	0
2012	11.745432	13.307730	13.30%	0
2011	12.054009	11.745432	-2.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.031094	13.847539	25.53%	0
2018	12.551793	11.031094	-12.12%	0
2017	11.118428	12.551793	12.89%	0
2016*	10.000000	11.118428	11.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	23.084435	29.938243	29.69%	0
2018	23.955680	23.084435	-3.64%	0
2017	18.354377	23.955680	30.52%	0
2016	18.855784	18.354377	-2.66%	0
2015	18.221062	18.855784	3.48%	0
2014	16.956032	18.221062	7.46%	0
2013	12.879513	16.956032	31.65%	0
2012	11.631004	12.879513	10.73%	0
2011	12.018591	11.631004	-3.22%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.567267	11.191149	5.90%	0
2018	11.005181	10.567267	-3.98%	0
2017	10.931565	11.005181	0.67%	0
2016	10.807950	10.931565	1.14%	0
2015	11.260959	10.807950	-4.02%	0
2014	11.014433	11.260959	2.24%	0
2013	11.618847	11.014433	-5.20%	0
2012	11.366919	11.618847	2.22%	112
2011	10.969841	11.366919	3.62%	105
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	29.107328	34.705006	19.23%	0
2018	35.288741	29.107328	-17.52%	0
2017	30.240920	35.288741	16.69%	0
2016	27.910021	30.240920	8.35%	0
2015	29.310232	27.910021	-4.78%	0
2014	28.556832	29.310232	2.64%	0
2013	21.712157	28.556832	31.52%	0
2012	19.580198	21.712157	10.89%	0
2011	22.688861	19.580198	-13.70%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	16.709818	20.623535	23.42%	0
2018	20.326273	16.709818	-17.79%	0
2017	16.152194	20.326273	25.84%	0
2016	17.612621	16.152194	-8.29%	0
2015	17.614355	17.612621	-0.01%	0
2014	19.843245	17.614355	-11.23%	0
2013	15.748063	19.843245	26.00%	0
2012	13.515508	15.748063	16.52%	0
2011	16.890795	13.515508	-19.98%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	20.606732	26.749423	29.81%	0
2018	25.808306	20.606732	-20.15%	0
2017	22.386165	25.808306	15.29%	0
2016	21.162048	22.386165	5.78%	0
2015	22.582254	21.162048	-6.29%	0
2014	21.902325	22.582254	3.10%	0
2013	17.379950	21.902325	26.02%	0
2012	14.131191	17.379950	22.99%	0
2011	16.048021	14.131191	-11.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.488730	12.169473	16.02%	0
2018	11.994920	10.488730	-12.56%	0
2017	11.064800	11.994920	8.41%	0
2016	10.098482	11.064800	9.57%	0
2015	11.123574	10.098482	-9.22%	0
2014	11.173118	11.123574	-0.44%	0
2013	9.325533	11.173118	19.81%	0
2012	8.353677	9.325533	11.63%	0
2011	8.764450	8.353677	-4.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	12.667692	14.231587	12.35%	0
2018	13.677571	12.667692	-7.38%	0
2017	12.882223	13.677571	6.17%	0
2016	11.670205	12.882223	10.39%	0
2015	12.971151	11.670205	-10.03%	0
2014	12.808737	12.971151	1.27%	0
2013	11.613047	12.808737	10.30%	0
2012	10.650326	11.613047	9.04%	0
2011	10.745404	10.650326	-0.88%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	21.339402	26.694936	25.10%	0
2018	23.227916	21.339402	-8.13%	0
2017	19.901716	23.227916	16.71%	0
2016	17.715643	19.901716	12.34%	0
2015	18.994259	17.715643	-6.73%	0
2014	18.047842	18.994259	5.24%	0
2013	14.376018	18.047842	25.54%	0
2012	13.265592	14.376018	8.37%	0
2011	12.927609	13.265592	2.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	24.788568	30.317774	22.31%	0
2018	29.398779	24.788568	-15.68%	0
2017	27.444421	29.398779	7.12%	0
2016	21.775283	27.444421	26.03%	0
2015	24.289643	21.775283	-10.35%	0
2014	24.950417	24.289643	-2.65%	0
2013	18.918848	24.950417	31.88%	0
2012	16.509825	18.918848	14.59%	28
2011	17.720982	16.509825	-6.83%	34
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.042337	11.089799	22.64%	0
2018	11.095816	9.042337	-18.51%	0
2017	8.162706	11.095816	35.93%	0
2016	7.179429	8.162706	13.70%	0
2015	9.225565	7.179429	-22.18%	0
2014*	10.000000	9.225565	-7.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	14.739040	16.054997	8.93%	0
2018	18.010553	14.739040	-18.16%	0
2017	15.942715	18.010553	12.97%	0
2016	15.365763	15.942715	3.75%	0
2015	16.976254	15.365763	-9.49%	0
2014	19.734645	16.976254	-13.98%	0
2013	16.578450	19.734645	19.04%	0
2012	14.486438	16.578450	14.44%	0
2011	16.745610	14.486438	-13.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.867617	8.756638	-1.25%	0
2018	8.988285	8.867617	-1.34%	0
2017	9.109170	8.988285	-1.33%	0
2016	9.140837	9.109170	-0.35%	0
2015	9.867908	9.140837	-7.37%	0
2014*	10.000000	9.867908	-1.32%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.421488	11.292200	8.35%	0
2018	11.256062	10.421488	-7.41%	0
2017	10.279238	11.256062	9.50%	0
2016	10.176635	10.279238	1.01%	0
2015	11.162496	10.176635	-8.83%	0
2014	11.093804	11.162496	0.62%	0
2013	10.091361	11.093804	9.93%	0
2012*	10.000000	10.091361	0.91%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.284300	9.780084	5.34%	0
2018*	10.000000	9.284300	-7.16%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.678143	8.821583	1.65%	0
2018	9.446000	8.678143	-8.13%	0
2017	9.411536	9.446000	0.37%	0
2016	9.769040	9.411536	-3.66%	0
2015	9.908789	9.769040	-1.41%	0
2014	9.780602	9.908789	1.31%	0
2013*	10.000000	9.780602	-2.19%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.451258	20.405237	32.06%	0
2018	16.611402	15.451258	-6.98%	0
2017	13.507860	16.611402	22.98%	0
2016	13.677279	13.507860	-1.24%	0
2015	13.488739	13.677279	1.40%	0
2014	12.882342	13.488739	4.71%	0
2013	9.519581	12.882342	35.32%	0
2012*	10.000000	9.519581	-4.80%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.882076	14.381654	21.04%	0
2018	13.888283	11.882076	-14.45%	0
2017	12.512483	13.888283	11.00%	0
2016	11.421556	12.512483	9.55%	0
2015	12.326894	11.421556	-7.34%	0
2014	12.224731	12.326894	0.84%	0
2013	9.830483	12.224731	24.36%	0
2012*	10.000000	9.830483	-1.70%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	24.413443	31.065736	27.25%	0
2018	29.126751	24.413443	-16.18%	0
2017	22.070284	29.126751	31.97%	0
2016	22.833782	22.070284	-3.34%	0
2015	22.753122	22.833782	0.35%	0
2014	23.031832	22.753122	-1.21%	0
2013	18.735797	23.031832	22.93%	0
2012	16.003622	18.735797	17.07%	0
2011	18.072996	16.003622	-11.45%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.913955	9.543942	7.07%	0
2018	9.648293	8.913955	-7.61%	0
2017	9.398953	9.648293	2.65%	0
2016	9.136375	9.398953	2.87%	0
2015	9.679671	9.136375	-5.61%	0
2014	9.756584	9.679671	-0.79%	0
2013	10.116271	9.756584	-3.56%	0
2012*	10.000000	10.116271	1.16%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	7.988671	9.894632	23.86%	0
2018	10.260625	7.988671	-22.14%	0
2017	8.382040	10.260625	22.41%	0
2016	8.900040	8.382040	-5.82%	0
2015	8.917340	8.900040	-0.19%	0
2014*	10.000000	8.917340	-10.83%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	19.106203	24.364809	27.52%	0
2018	21.481055	19.106203	-11.06%	0
2017	19.024086	21.481055	12.92%	0
2016	17.656252	19.024086	7.75%	0
2015	17.690329	17.656252	-0.19%	0
2014	16.553445	17.690329	6.87%	0
2013	13.010105	16.553445	27.24%	0
2012	11.526619	13.010105	12.87%	112
2011	11.944438	11.526619	-3.50%	133
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	26.074946	31.836975	22.10%	0
2018	30.116201	26.074946	-13.42%	0
2017	27.309815	30.116201	10.28%	0
2016	23.973269	27.309815	13.92%	0
2015	26.373098	23.973269	-9.10%	0
2014	24.401062	26.373098	8.08%	0
2013	17.925217	24.401062	36.13%	0
2012	15.738159	17.925217	13.90%	0
2011	16.654299	15.738159	-5.50%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.432150	14.655247	17.88%	0
2018	13.584452	12.432150	-8.48%	0
2017	11.864147	13.584452	14.50%	0
2016	12.578341	11.864147	-5.68%	0
2015	14.177689	12.578341	-11.28%	0
2014	15.460634	14.177689	-8.30%	0
2013	12.763703	15.460634	21.13%	0
2012	11.064764	12.763703	15.35%	0
2011	12.317519	11.064764	-10.17%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.219254	12.075875	7.64%	0
2018	11.842680	11.219254	-5.26%	0
2017	11.467159	11.842680	3.27%	0
2016	10.194836	11.467159	12.48%	0
2015	11.264699	10.194836	-9.50%	0
2014	11.419552	11.264699	-1.36%	0
2013	10.676025	11.419552	6.96%	0
2012*	10.000000	10.676025	6.76%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.532025	19.404301	33.53%	0
2018	15.024038	14.532025	-3.27%	0
2017	12.229716	15.024038	22.85%	0
2016	11.904846	12.229716	2.73%	0
2015	13.052997	11.904846	-8.80%	0
2014	12.500787	13.052997	4.42%	0
2013	9.938437	12.500787	25.78%	0
2012*	10.000000	9.938437	-0.62%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	19.858786	23.505124	18.36%	0
2018	20.430909	19.858786	-2.80%	0
2017	17.864392	20.430909	14.37%	0
2016	17.688510	17.864392	0.99%	0
2015	18.198596	17.688510	-2.80%	0
2014	17.369229	18.198596	4.77%	0
2013	14.977292	17.369229	15.97%	0
2012	13.648137	14.977292	9.74%	0
2011	13.909829	13.648137	-1.88%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.137644	9.665912	5.78%	0
2018	9.564449	9.137644	-4.46%	0
2017	9.559218	9.564449	0.05%	0
2016	9.659725	9.559218	-1.04%	0
2015*	10.000000	9.659725	-3.40%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	29.927699	39.646318	32.47%	0
2018	30.400374	29.927699	-1.55%	0
2017	24.156008	30.400374	25.85%	0
2016	24.476894	24.156008	-1.31%	0
2015	22.589399	24.476894	8.36%	0
2014	21.514341	22.589399	5.00%	0
2013	16.980576	21.514341	26.70%	0
2012	14.163755	16.980576	19.89%	0
2011	15.722513	14.163755	-9.91%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	20.860688	29.244044	40.19%	0
2018	21.360226	20.860688	-2.34%	0
2017	15.225317	21.360226	40.29%	0
2016	13.813657	15.225317	10.22%	0
2015	13.636801	13.813657	1.30%	0
2014	12.883258	13.636801	5.85%	0
2013	9.829941	12.883258	31.06%	0
2012*	10.000000	9.829941	-1.70%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	18.785143	23.040517	22.65%	0
2018	22.872204	18.785143	-17.87%	0
2017	18.061769	22.872204	26.63%	0
2016	19.998793	18.061769	-9.69%	0
2015	22.655155	19.998793	-11.73%	0
2014	26.626919	22.655155	-14.92%	0
2013	24.069406	26.626919	10.63%	0
2012	21.971245	24.069406	9.55%	0
2011	33.545122	21.971245	-34.50%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.235294	9.417997	14.36%	0
2018	10.448192	8.235294	-21.18%	0
2017	8.442958	10.448192	23.75%	0
2016	7.220675	8.442958	16.93%	0
2015	9.331143	7.220675	-22.62%	0
2014*	10.000000	9.331143	-6.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.484098	9.952715	4.94%	0
2018	9.901027	9.484098	-4.21%	0
2017	9.846937	9.901027	0.55%	0
2016*	10.000000	9.846937	-1.53%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.344039	19.616329	36.76%	0
2018	15.080109	14.344039	-4.88%	0
2017	12.330170	15.080109	22.30%	0
2016	11.706580	12.330170	5.33%	0
2015	12.358857	11.706580	-5.28%	0
2014	13.802018	12.358857	-10.46%	0
2013	10.096353	13.802018	36.70%	0
2012*	10.000000	10.096353	0.96%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.009071	27.591106	25.36%	0
2018	25.368502	22.009071	-13.24%	0
2017	22.330412	25.368502	13.61%	0
2016	20.273562	22.330412	10.15%	0
2015	21.141257	20.273562	-4.10%	0
2014	19.818172	21.141257	6.68%	0
2013	15.098425	19.818172	31.26%	0
2012	13.460795	15.098425	12.17%	86
2011	13.970035	13.460795	-3.65%	101
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.717792	7.18%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.199515	18.487637	21.63%	0
2018	17.396837	15.199515	-12.63%	0
2017	14.169759	17.396837	22.77%	0
2016	14.095324	14.169759	0.53%	0
2015	13.695645	14.095324	2.92%	0
2014	13.989931	13.695645	-2.10%	0
2013	11.323000	13.989931	23.55%	0
2012	10.090576	11.323000	12.21%	0
2011	10.612155	10.090576	-4.91%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.868673	16.036847	35.12%	0
2018	12.193148	11.868673	-2.66%	0
2017	9.831954	12.193148	24.02%	0
2016	9.595504	9.831954	2.46%	0
2015*	10.000000	9.595504	-4.04%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.264800	10.990685	7.07%	0
2018	10.703507	10.264800	-4.10%	0
2017	10.440870	10.703507	2.52%	0
2016	10.188016	10.440870	2.48%	0
2015	10.613170	10.188016	-4.01%	0
2014	10.192845	10.613170	4.12%	0
2013	10.591279	10.192845	-3.76%	0
2012	10.021017	10.591279	5.69%	0
2011	9.820683	10.021017	2.04%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	17.662639	19.520182	10.52%	0
2018	19.633046	17.662639	-10.04%	0
2017	18.506220	19.633046	6.09%	0
2016	17.287086	18.506220	7.05%	0
2015	18.071096	17.287086	-4.34%	0
2014	18.144108	18.071096	-0.40%	0
2013	20.542972	18.144108	-11.68%	0
2012	18.005013	20.542972	14.10%	0
2011	17.400687	18.005013	3.47%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.777380	10.864322	23.78%	0
2018	9.846064	8.777380	-10.85%	0
2017	9.036935	9.846064	8.95%	0
2016	8.119479	9.036935	11.30%	0
2015*	10.000000	8.119479	-18.81%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.307868	18.374482	20.03%	0
2018	17.040808	15.307868	-10.17%	0
2017	14.978325	17.040808	13.77%	0
2016	13.938276	14.978325	7.46%	0
2015	15.510893	13.938276	-10.14%	0
2014	16.361520	15.510893	-5.20%	0
2013	12.812333	16.361520	27.70%	0
2012	10.794409	12.812333	18.69%	0
2011	11.253024	10.794409	-4.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.190901	15.422565	16.92%	0
2018	14.343702	13.190901	-8.04%	0
2017	12.795549	14.343702	12.10%	0
2016	12.126004	12.795549	5.52%	0
2015	12.404810	12.126004	-2.25%	0
2014	12.205772	12.404810	1.63%	0
2013	10.227621	12.205772	19.34%	0
2012	9.131349	10.227621	12.01%	0
2011	9.345717	9.131349	-2.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.140156	9.642520	5.50%	0
2018	9.546468	9.140156	-4.26%	0
2017	9.554292	9.546468	-0.08%	0
2016	9.614434	9.554292	-0.63%	0
2015	9.955285	9.614434	-3.42%	0
2014	9.796632	9.955285	1.62%	0
2013	10.387883	9.796632	-5.69%	0
2012	10.224338	10.387883	1.60%	0
2011	9.989567	10.224338	2.35%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	14.587070	19.031348	30.47%	0
2018	16.640188	14.587070	-12.34%	0
2017	13.124180	16.640188	26.79%	0
2016	13.531452	13.124180	-3.01%	0
2015	13.120328	13.531452	3.13%	0
2014	13.309777	13.120328	-1.42%	0
2013	10.688272	13.309777	24.53%	0
2012	9.044674	10.688272	18.17%	0
2011	10.302281	9.044674	-12.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.233771	20.473665	26.12%	0
2018	16.884409	16.233771	-3.85%	0
2017	13.647146	16.884409	23.72%	0
2016	12.925432	13.647146	5.58%	0
2015	12.546370	12.925432	3.02%	0
2014	11.993634	12.546370	4.61%	0
2013	9.559332	11.993634	25.47%	0
2012	8.412164	9.559332	13.64%	0
2011	9.117141	8.412164	-7.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	13.657908	16.614328	21.65%	0
2018	14.427321	13.657908	-5.33%	0
2017	12.222615	14.427321	18.04%	0
2016	11.365347	12.222615	7.54%	0
2015	11.614901	11.365347	-2.15%	0
2014	10.885534	11.614901	6.70%	0
2013	8.457027	10.885534	28.72%	0
2012	7.463704	8.457027	13.31%	0
2011	7.886247	7.463704	-5.36%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	11.567477	12.224019	5.68%	0
2018	12.239053	11.567477	-5.49%	0
2017	11.889688	12.239053	2.94%	0
2016	11.304145	11.889688	5.18%	0
2015	12.025467	11.304145	-6.00%	0
2014	11.958569	12.025467	0.56%	0
2013	12.494433	11.958569	-4.29%	0
2012	11.499757	12.494433	8.65%	0
2011	11.254483	11.499757	2.18%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	19.672794	24.186266	22.94%	0
2018	21.965681	19.672794	-10.44%	0
2017	19.279301	21.965681	13.93%	0
2016	16.938161	19.279301	13.82%	0
2015	18.717861	16.938161	-9.51%	0
2014	17.752068	18.717861	5.44%	0
2013	13.553975	17.752068	30.97%	0
2012	11.849826	13.553975	14.38%	49
2011	12.561060	11.849826	-5.66%	58
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.309547	10.358487	11.27%	0
2018	10.509385	9.309547	-11.42%	0
2017	9.166046	10.509385	14.66%	0
2016	9.194687	9.166046	-0.31%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.964395	10.280806	3.18%	0
2018*	10.000000	9.964395	-0.36%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.362665	17.063285	11.07%	0
2018	16.364164	15.362665	-6.12%	0
2017	15.833667	16.364164	3.35%	0
2016	14.327296	15.833667	10.51%	0
2015	15.197287	14.327296	-5.72%	0
2014	15.309240	15.197287	-0.73%	0
2013	14.770666	15.309240	3.65%	0
2012	13.321013	14.770666	10.88%	0
2011	13.254269	13.321013	0.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.496496	16.734079	23.99%	0
2018	14.680495	13.496496	-8.07%	0
2017	12.154678	14.680495	20.78%	0
2016	11.057688	12.154678	9.92%	0
2015	11.561175	11.057688	-4.35%	0
2014	11.208214	11.561175	3.15%	0
2013	8.066761	11.208214	38.94%	0
2012	7.133153	8.066761	13.09%	0
2011	8.340778	7.133153	-14.48%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.474684	10.897452	28.59%	0
2018	10.508367	8.474684	-19.35%	0
2017	8.646580	10.508367	21.53%	0
2016	9.158018	8.646580	-5.58%	0
2015	9.523193	9.158018	-3.83%	0
2014	9.972927	9.523193	-4.51%	0
2013	8.509006	9.972927	17.20%	0
2013	8.509006	9.972927	17.20%	0
2012	7.609844	8.509006	11.82%	218
2011	8.698111	7.609844	-12.51%	235
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	19.503681	24.358952	24.89%	0
2018	20.208304	19.503681	-3.49%	0
2017	17.359677	20.208304	16.41%	0
2016	16.131857	17.359677	7.61%	0
2015	16.555614	16.131857	-2.56%	0
2014	15.295512	16.555614	8.24%	0
2013	12.081099	15.295512	26.61%	0
2012	10.963280	12.081099	10.20%	109
2011	11.282310	10.963280	-2.83%	125
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.275469	13.529912	19.99%	0
2018	13.053142	11.275469	-13.62%	0
2017	11.254920	13.053142	15.98%	0
2016	10.728605	11.254920	4.91%	0
2015	11.281199	10.728605	-4.90%	0
2014	11.152647	11.281199	1.15%	0
2013	8.898319	11.152647	25.33%	0
2012	7.914665	8.898319	12.43%	0
2011	8.732889	7.914665	-9.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	10.796735	12.142223	12.46%	0
2018	11.897398	10.796735	-9.25%	0
2017	10.967727	11.897398	8.48%	0
2016	10.677080	10.967727	2.72%	0
2015	11.148190	10.677080	-4.23%	0
2014	11.042200	11.148190	0.96%	0
2013	9.948901	11.042200	10.99%	0
2012	9.254894	9.948901	7.50%	0
2011	9.690526	9.254894	-4.50%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.234586	13.076312	16.39%	0
2018	12.639581	11.234586	-11.12%	0
2017	11.274147	12.639581	12.11%	0
2016	10.851285	11.274147	3.90%	0
2015	11.361024	10.851285	-4.49%	0
2014	11.210017	11.361024	1.35%	0
2013	9.551243	11.210017	17.37%	0
2012	8.683102	9.551243	10.00%	0
2011	9.289866	8.683102	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	9.926684	10.634414	7.13%	0
2018	10.531072	9.926684	-5.74%	0
2017	10.227859	10.531072	2.96%	0
2016	10.099147	10.227859	1.27%	0
2015	10.510171	10.099147	-3.91%	0
2014	10.507050	10.510171	0.03%	0
2013	10.344120	10.507050	1.58%	0
2012	9.941438	10.344120	4.05%	0
2011	10.126385	9.941438	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.013004	11.035316	10.21%	0
2018	11.126188	10.013004	-10.01%	0
2017	10.014170	11.126188	11.10%	0
2016	9.799726	10.014170	2.19%	0
2015	10.577977	9.799726	-7.36%	0
2014	10.686161	10.577977	-1.01%	0
2013*	10.000000	10.686161	6.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.275717	11.480264	11.72%	0
2018	11.425577	10.275717	-10.06%	0
2017	10.019496	11.425577	14.03%	0
2016	9.744415	10.019496	2.82%	0
2015	10.582713	9.744415	-7.92%	0
2014	10.822904	10.582713	-2.22%	0
2013*	10.000000	10.822904	8.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.061499	12.650423	14.36%	0
2018	12.301070	11.061499	-10.08%	0
2017	11.149035	12.301070	10.33%	0
2016	10.789435	11.149035	3.33%	0
2015	11.266251	10.789435	-4.23%	0
2014	11.130049	11.266251	1.22%	0
2013	9.760118	11.130049	14.04%	0
2012	8.973486	9.760118	8.77%	0
2011	9.490892	8.973486	-5.45%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.233235	13.291193	18.32%	0
2018	12.825713	11.233235	-12.42%	0
2017	11.220818	12.825713	14.30%	0
2016	10.772894	11.220818	4.16%	0
2015	11.299456	10.772894	-4.66%	0
2014	11.163754	11.299456	1.22%	0
2013	9.279807	11.163754	20.30%	0
2012	8.366897	9.279807	10.91%	0
2011	9.066514	8.366897	-7.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.589011	11.716157	10.64%	0
2018	11.488312	10.589011	-7.83%	0
2017	10.799374	11.488312	6.38%	0
2016	10.524140	10.799374	2.62%	0
2015	10.989146	10.524140	-4.23%	0
2014	10.907175	10.989146	0.75%	0
2013	10.129292	10.907175	7.68%	0
2012	9.509802	10.129292	6.51%	0
2011	9.850091	9.509802	-3.45%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	11.753287	12.797809	8.89%	0
2018	14.404193	11.753287	-18.40%	0
2017	12.124350	14.404193	18.80%	0
2016	12.385976	12.124350	-2.11%	0
2015	13.315331	12.385976	-6.98%	0
2014	14.975770	13.315331	-11.09%	0
2013	12.882075	14.975770	16.25%	0
2012	11.131134	12.882075	15.73%	149
2011	13.130361	11.131134	-15.23%	160
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.246304	10.781114	5.22%	0
2018	10.660263	10.246304	-3.88%	0
2017	10.569878	10.660263	0.86%	0
2016	10.397869	10.569878	1.65%	0
2015	10.837039	10.397869	-4.05%	0
2014	10.694864	10.837039	1.33%	0
2013	11.288746	10.694864	-5.26%	0
2012	10.850881	11.288746	4.04%	0
2011	10.550372	10.850881	2.85%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	10.839289	11.499090	6.09%	0
2018	11.364813	10.839289	-4.62%	0
2017	11.313283	11.364813	0.46%	0
2016	11.308958	11.313283	0.04%	0
2015	11.743586	11.308958	-3.70%	0
2014	11.567127	11.743586	1.53%	0
2013	12.199498	11.567127	-5.18%	0
2012	11.766271	12.199498	3.68%	0
2011	11.461018	11.766271	2.66%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.687753	11.231420	15.93%	0
2018	11.145165	9.687753	-13.08%	0
2017	9.765808	11.145165	14.12%	0
2016	9.056404	9.765808	7.83%	0
2015*	10.000000	9.056404	-9.44%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.578660	10.896064	13.75%	0
2018	10.736629	9.578660	-10.79%	0
2017	9.742821	10.736629	10.20%	0
2016	9.252584	9.742821	5.30%	0
2015*	10.000000	9.252584	-7.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	21.724781	25.796036	18.74%	0
2018	27.260576	21.724781	-20.31%	0
2017	19.939014	27.260576	36.72%	0
2016	19.163042	19.939014	4.05%	0
2015	23.633594	19.163042	-18.92%	0
2014	25.899337	23.633594	-8.75%	0
2013	26.641385	25.899337	-2.79%	0
2012	23.526831	26.641385	13.24%	0
2011	31.399076	23.526831	-25.07%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.415237	9.685453	2.87%	0
2018	9.732900	9.415237	-3.26%	0
2017	9.848474	9.732900	-1.17%	0
2016	10.098235	9.848474	-2.47%	0
2015	10.443444	10.098235	-3.31%	0
2014	10.317265	10.443444	1.22%	0
2013	11.108913	10.317265	-7.13%	0
2012	11.136659	11.108913	-0.25%	117
2011	10.725569	11.136659	3.83%	107

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.062825	6.958593	-1.48%	0
2018	7.197506	7.062825	-1.87%	0
2017	7.403574	7.197506	-2.78%	0
2016	7.647052	7.403574	-3.18%	0
2015	7.899846	7.647052	-3.20%	0
2014	8.160998	7.899846	-3.20%	0
2013	8.430784	8.160998	-3.20%	0
2012	8.710257	8.430784	-3.21%	0
2011	8.997381	8.710257	-3.19%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.268195	8.366315	15.11%	0
2018	8.814762	7.268195	-17.55%	0
2017	7.165198	8.814762	23.02%	0
2016	7.354803	7.165198	-2.58%	0
2015	7.850902	7.354803	-6.32%	0
2014	8.169284	7.850902	-3.90%	0
2013	7.178503	8.169284	13.80%	0
2012	6.436305	7.178503	11.53%	0
2011	7.387516	6.436305	-12.88%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.734896	9.074911	17.32%	0
2018	9.306950	7.734896	-16.89%	0
2017	7.724463	9.306950	20.49%	0
2016	7.937583	7.724463	-2.68%	0
2015	8.315575	7.937583	-4.55%	0
2014	9.157171	8.315575	-9.19%	0
2013	7.817242	9.157171	17.14%	0
2012	6.831982	7.817242	14.42%	0
2011	8.098148	6.831982	-15.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	18.794448	22.510729	19.77%	0
2018	21.306154	18.794448	-11.79%	0
2017	18.583398	21.306154	14.65%	0
2016	17.535671	18.583398	5.97%	0
2015	18.298073	17.535671	-4.17%	0
2014	18.005363	18.298073	1.63%	0
2013	14.617398	18.005363	23.18%	0
2012	13.029574	14.617398	12.19%	0
2011	14.010322	13.029574	-7.00%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	13.711302	15.308778	11.65%	0
2018	14.889257	13.711302	-7.91%	0
2017	13.839525	14.889257	7.59%	0
2016	13.448121	13.839525	2.91%	0
2015	13.916888	13.448121	-3.37%	0
2014	13.746630	13.916888	1.24%	0
2013	12.520246	13.746630	9.80%	0
2012	11.825207	12.520246	5.88%	0
2011	12.108125	11.825207	-2.34%	3,958
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.062708	18.649281	16.10%	0
2018	17.745087	16.062708	-9.48%	0
2017	15.965598	17.745087	11.15%	0
2016	15.307168	15.965598	4.30%	0
2015	15.897804	15.307168	-3.72%	0
2014	15.609782	15.897804	1.85%	0
2013	13.494857	15.609782	15.67%	0
2012	12.420488	13.494857	8.65%	0
2011	12.951425	12.420488	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.707138	11.352588	6.03%	0
2018	11.266273	10.707138	-4.96%	0
2017	11.011871	11.266273	2.31%	0
2016	10.909706	11.011871	0.94%	0
2015	11.240614	10.909706	-2.94%	0
2014	11.177364	11.240614	0.57%	0
2013	11.014664	11.177364	1.48%	0
2012	10.819721	11.014664	1.80%	0
2011	10.858261	10.819721	-0.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.086184	11.032534	9.38%	0
2018	11.042792	10.086184	-8.66%	0
2017	10.003167	11.042792	10.39%	0
2016	9.774964	10.003167	2.33%	0
2015	10.436430	9.774964	-6.34%	0
2014	10.523026	10.436430	-0.82%	0
2013*	10.000000	10.523026	5.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.355101	11.552231	11.56%	0
2018	11.388955	10.355101	-9.08%	0
2017	10.058103	11.388955	13.23%	0
2016	9.714406	10.058103	3.54%	0
2015	10.448866	9.714406	-7.03%	0
2014	10.610371	10.448866	-1.52%	0
2013*	10.000000	10.610371	6.10%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	14.969006	17.061336	13.98%	0
2018	16.398183	14.969006	-8.72%	0
2017	14.999617	16.398183	9.32%	0
2016	14.461076	14.999617	3.72%	0
2015	14.989341	14.461076	-3.52%	0
2014	14.722092	14.989341	1.82%	0
2013	13.040352	14.722092	12.90%	0
2012	12.157941	13.040352	7.26%	0
2011	12.564071	12.157941	-3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.269039	20.365419	17.93%	0
2018	19.337493	17.269039	-10.70%	0
2017	17.119429	19.337493	12.96%	0
2016	16.301124	17.119429	5.02%	0
2015	16.963877	16.301124	-3.91%	0
2014	16.697005	16.963877	1.60%	0
2013	14.094701	16.697005	18.46%	0
2012	12.800342	14.094701	10.11%	0
2011	13.509964	12.800342	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	12.869537	14.137457	9.85%	0
2018	13.812909	12.869537	-6.83%	0
2017	13.064733	13.812909	5.73%	0
2016	12.767271	13.064733	2.33%	0
2015	13.193387	12.767271	-3.23%	0
2014	13.012799	13.193387	1.39%	0
2013	12.166080	13.012799	6.96%	0
2012	11.633877	12.166080	4.57%	0
2011	11.774699	11.633877	-1.20%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.338401	3.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.635315	6.35%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	14.738836	18.578659	26.05%	0
2018	15.756926	14.738836	-6.46%	0
2017	12.531653	15.756926	25.74%	0
2016	12.692151	12.531653	-1.26%	0
2015	12.713845	12.692151	-0.17%	0
2014	11.924036	12.713845	6.62%	0
2013	9.164213	11.924036	30.12%	0
2012	8.152062	9.164213	12.42%	70
2011	8.702305	8.152062	-6.32%	81

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.272890	11.830624	15.16%	0
2018	11.152055	10.272890	-7.88%	0
2017	9.799443	11.152055	13.80%	0
2016	9.325354	9.799443	5.08%	0
2015	9.855128	9.325354	-5.38%	0
2014*	10.000000	9.855128	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.528885	13.613286	18.08%	0
2018	12.227079	11.528885	-5.71%	0
2017	10.378220	12.227079	17.81%	0
2016	9.741717	10.378220	6.53%	0
2015	10.049581	9.741717	-3.06%	0
2014*	10.000000	10.049581	0.50%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	23.918075	31.796564	32.94%	0
2018	25.100153	23.918075	-4.71%	0
2017	20.403996	25.100153	23.02%	0
2016	20.398448	20.403996	0.03%	0
2015	20.103288	20.398448	1.47%	0
2014	19.129904	20.103288	5.09%	0
2013	14.500390	19.129904	31.93%	0
2012	12.650339	14.500390	14.62%	0
2011	13.402051	12.650339	-5.61%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.002976	24.529640	22.63%	0
2018	22.830344	20.002976	-12.38%	0
2017	21.747716	22.830344	4.98%	0
2016	18.687337	21.747716	16.38%	0
2015	20.202604	18.687337	-7.50%	0
2014	18.477901	20.202604	9.33%	0
2013	14.496877	18.477901	27.46%	0
2012	13.086760	14.496877	10.78%	0
2011	13.453063	13.086760	-2.72%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	26.728429	32.510052	21.63%	0
2018	31.165422	26.728429	-14.24%	0
2017	27.805010	31.165422	12.09%	0
2016	23.876854	27.805010	16.45%	0
2015	25.307598	23.876854	-5.65%	0
2014	23.893393	25.307598	5.92%	0
2013	18.551767	23.893393	28.79%	0
2012	16.315600	18.551767	13.71%	0
2011	17.293972	16.315600	-5.66%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.129009	12.524304	12.54%	0
2018	13.910758	11.129009	-20.00%	0
2017	11.726530	13.910758	18.63%	0
2016	11.538371	11.726530	1.63%	0
2015	12.593191	11.538371	-8.38%	0
2014	14.403578	12.593191	-12.57%	0
2013	12.292090	14.403578	17.18%	0
2012	10.849692	12.292090	13.29%	0
2011	13.408988	10.849692	-19.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	11.977544	14.504341	21.10%	0
2018	14.030646	11.977544	-14.63%	0
2017	12.672935	14.030646	10.71%	0
2016	11.280614	12.672935	12.34%	0
2015	12.068368	11.280614	-6.53%	0
2014	11.308926	12.068368	6.72%	0
2013	8.651972	11.308926	30.71%	0
2012	7.601443	8.651972	13.82%	0
2011	8.361733	7.601443	-9.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.188207	18.208178	19.88%	0
2018	18.070704	15.188207	-15.95%	0
2017	16.397038	18.070704	10.21%	0
2016	14.403346	16.397038	13.84%	0
2015	15.321702	14.403346	-5.99%	0
2014	13.525980	15.321702	13.28%	0
2013	10.298558	13.525980	31.34%	0
2012	9.144981	10.298558	12.61%	115
2011	9.671226	9.144981	-5.44%	132
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	18.219465	23.875842	31.05%	0
2018	20.510807	18.219465	-11.17%	0
2017	16.997366	20.510807	20.67%	0
2016	16.248362	16.997366	4.61%	0
2015	16.697158	16.248362	-2.69%	0
2014	16.822218	16.697158	-0.74%	0
2013	12.072093	16.822218	39.35%	0
2012	11.028199	12.072093	9.47%	0
2011	11.491026	11.028199	-4.03%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	22.787290	26.181030	14.89%	0
2018	28.410167	22.787290	-19.79%	0
2017	26.984545	28.410167	5.28%	0
2016	22.190040	26.984545	21.61%	0
2015	24.462322	22.190040	-9.29%	0
2014	23.669690	24.462322	3.35%	0
2013	17.462375	23.669690	35.55%	0
2012	14.995957	17.462375	16.45%	0
2011	16.384303	14.995957	-8.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	23.214031	28.168568	21.34%	0
2018	27.517876	23.214031	-15.64%	0
2017	25.110422	27.517876	9.59%	0
2016	21.166295	25.110422	18.63%	0
2015	22.288540	21.166295	-5.04%	0
2014	22.898194	22.288540	-2.66%	0
2013	16.829865	22.898194	36.06%	0
2012	15.089812	16.829865	11.53%	0
2011	16.548059	15.089812	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.270702	17.412200	22.01%	0
2018	15.665652	14.270702	-8.90%	0
2017	13.671327	15.665652	14.59%	0
2016	12.825453	13.671327	6.60%	0
2015	13.305126	12.825453	-3.61%	0
2014	12.437757	13.305126	6.97%	0
2013	9.273497	12.437757	34.12%	0
2012	8.601642	9.273497	7.81%	142
2011	9.185415	8.601642	-6.36%	158
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.255341	14.212354	26.27%	0
2018	12.121451	11.255341	-7.15%	0
2017	11.796223	12.121451	2.76%	0
2016	11.368927	11.796223	3.76%	0
2015	12.449513	11.368927	-8.68%	0
2014	10.000089	12.449513	24.49%	0
2013	10.059089	10.000089	-0.59%	0
2012	8.991344	10.059089	11.88%	0
2011	8.750722	8.991344	2.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.391355	18.227204	26.65%	0
2018	15.631735	14.391355	-7.94%	0
2017	13.319723	15.631735	17.36%	0
2016	12.351171	13.319723	7.84%	0
2015	12.640300	12.351171	-2.29%	0
2014	11.547955	12.640300	9.46%	0
2013*	10.000000	11.547955	15.48%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.508978	8.573364	0.76%	0
2018	8.720301	8.508978	-2.42%	0
2017	8.867736	8.720301	-1.66%	0
2016	8.937379	8.867736	-0.78%	0
2015	9.264451	8.937379	-3.53%	0
2014	9.523679	9.264451	-2.72%	0
2013	9.828168	9.523679	-3.10%	0
2012	9.808318	9.828168	0.20%	0
2011	10.001847	9.808318	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.831538	15.521279	20.96%	0
2018	14.954782	12.831538	-14.20%	0
2017	13.529081	14.954782	10.54%	0
2016	11.561885	13.529081	17.01%	0
2015	12.557231	11.561885	-7.93%	0
2014	12.407646	12.557231	1.21%	0
2013*	10.000000	12.407646	24.08%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.011122	18.559093	32.46%	0
2018	15.574924	14.011122	-10.04%	0
2017	12.615882	15.574924	23.45%	0
2016	12.287663	12.615882	2.67%	0
2015	12.737986	12.287663	-3.54%	0
2014	12.687217	12.737986	0.40%	0
2013	9.455832	12.687217	34.17%	0
2012	8.521262	9.455832	10.97%	86
2011	9.212477	8.521262	-7.50%	101
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	26.062647	33.423273	28.24%	0
2018	28.819647	26.062647	-9.57%	0
2017	23.898980	28.819647	20.59%	0
2016	23.700504	23.898980	0.84%	0
2015	24.242943	23.700504	-2.24%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.678073	7.706401	0.37%	0
2018	7.853137	7.678073	-2.23%	0
2017	8.040372	7.853137	-2.33%	0
2016	8.205394	8.040372	-2.01%	0
2015	8.461108	8.205394	-3.02%	0
2014	8.687830	8.461108	-2.61%	0
2013	8.920029	8.687830	-2.60%	0
2012	8.809962	8.920029	1.25%	0
2011	9.074194	8.809962	-2.91%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	21.474722	26.168544	21.86%	0
2018	23.536605	21.474722	-8.76%	0
2017	20.528801	23.536605	14.65%	0
2016	19.301930	20.528801	6.36%	0
2015	20.032910	19.301930	-3.65%	0
2014	18.748647	20.032910	6.85%	0
2013	14.075257	18.748647	33.20%	0
2012	13.103032	14.075257	7.42%	0
2011	13.965569	13.103032	-6.18%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.537595	10.316637	8.17%	0
2018	10.422416	9.537595	-8.49%	0
2017	9.495516	10.422416	9.76%	0
2016	8.687347	9.495516	9.30%	0
2015	9.882705	8.687347	-12.10%	0
2014	10.163222	9.882705	-2.76%	0
2013	10.487753	10.163222	-3.09%	0
2012*	10.000000	10.487753	4.88%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.709450	10.775891	10.98%	0
2018	10.540845	9.709450	-7.89%	0
2017	9.918300	10.540845	6.28%	0
2016	9.049540	9.918300	9.60%	0
2015	9.575175	9.049540	-5.49%	0
2014*	10.000000	9.575175	-4.25%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.501040	9.833225	3.50%	0
2018	10.233741	9.501040	-7.16%	0
2017	9.546344	10.233741	7.20%	0
2016	9.582816	9.546344	-0.38%	0
2015	10.664844	9.582816	-10.15%	0
2014	10.984345	10.664844	-2.91%	0
2013	12.145028	10.984345	-9.56%	0
2012	11.923719	12.145028	1.86%	0
2011	11.360662	11.923719	4.96%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.385436	9.441588	0.60%	0
2018	9.674487	9.385436	-2.99%	0
2017	9.869821	9.674487	-1.98%	0
2016	10.063855	9.869821	-1.93%	0
2015	10.374883	10.063855	-3.00%	0
2014	10.638249	10.374883	-2.48%	0
2013	11.015510	10.638249	-3.42%	0
2012	10.761832	11.015510	2.36%	59
2011	11.005678	10.761832	-2.22%	56

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.706676	9.649400	-0.59%	0
2018	9.888223	9.706676	-1.84%	0
2017	9.984047	9.888223	-0.96%	0
2016*	10.000000	9.984047	-0.16%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.419026	9.869586	4.78%	0
2018	9.794324	9.419026	-3.83%	0
2017	9.652237	9.794324	1.47%	0
2016	9.719326	9.652237	-0.69%	0
2015	10.007045	9.719326	-2.88%	0
2014	9.924259	10.007045	0.83%	0
2013	10.467228	9.924259	-5.19%	0
2012	9.875923	10.467228	5.99%	0
2011*	10.000000	9.875923	-1.24%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.848605	12.432190	26.23%	0
2018	11.120091	9.848605	-11.43%	0
2017*	10.000000	11.120091	11.20%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.870538	17.036446	32.37%	0
2018	12.989368	12.870538	-0.91%	0
2017	10.249732	12.989368	26.73%	0
2016*	10.000000	10.249732	2.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	12.893534	15.620343	21.15%	0
2018	16.470725	12.893534	-21.72%	0
2017	13.440775	16.470725	22.54%	0
2016	14.233117	13.440775	-5.57%	0
2015	14.683148	14.233117	-3.06%	0
2014	16.271551	14.683148	-9.76%	0
2013	13.124852	16.271551	23.98%	0
2012	11.122125	13.124852	18.01%	0
2011	13.831826	11.122125	-19.59%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	29.552795	36.797369	24.51%	0
2018	30.276171	29.552795	-2.39%	0
2017	24.565732	30.276171	23.25%	0
2016	28.421342	24.565732	-13.57%	0
2015	26.105419	28.421342	8.87%	0
2014	20.550948	26.105419	27.03%	0
2013	14.104882	20.550948	45.70%	0
2012	11.123746	14.104882	26.80%	0
2011	10.409542	11.123746	6.86%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.650700	5.021687	7.98%	0
2018	6.713711	4.650700	-30.73%	0
2017	7.074460	6.713711	-5.10%	0
2016	5.095502	7.074460	38.84%	0
2015	7.931376	5.095502	-35.76%	0
2014	10.159567	7.931376	-21.93%	0
2013	9.515752	10.159567	6.77%	0
2012*	10.000000	9.515752	-4.84%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.766598	5.161735	8.29%	0
2018	6.867095	4.766598	-30.59%	0
2017	7.215950	6.867095	-4.83%	0
2016	5.186662	7.215950	39.13%	0
2015	8.051527	5.186662	-35.58%	0
2014	10.282485	8.051527	-21.70%	0
2013	9.610103	10.282485	7.00%	0
2012*	10.000000	9.610103	-3.90%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.655154	6.55%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	22.972474	27.758644	20.83%	0
2018	23.429834	22.972474	-1.95%	0
2017	19.229463	23.429834	21.84%	0
2016	18.435229	19.229463	4.31%	0
2015	19.610099	18.435229	-5.99%	0
2014	20.646297	19.610099	-5.02%	0
2013	14.196956	20.646297	45.43%	0
2012	13.597233	14.196956	4.41%	0
2011	14.722683	13.597233	-7.64%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.358999	11.549847	11.50%	0
2018	11.558286	10.358999	-10.38%	0
2017	10.448756	11.558286	10.62%	0
2016	10.447089	10.448756	0.02%	0
2015	10.940310	10.447089	-4.51%	0
2014	10.851317	10.940310	0.82%	0
2013	10.020055	10.851317	8.30%	0
2012*	10.000000	10.020055	0.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	19.568083	23.402401	19.59%	0
2018	21.485104	19.568083	-8.92%	0
2017	18.722555	21.485104	14.76%	0
2016	17.421074	18.722555	7.47%	0
2015	17.753004	17.421074	-1.87%	0
2014	16.789532	17.753004	5.74%	0
2013	12.893087	16.789532	30.22%	0
2012	11.366998	12.893087	13.43%	0
2011	11.075673	11.366998	2.63%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.557175	8.539155	12.99%	0
2018*	10.000000	7.557175	-24.43%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	25.577933	29.671916	16.01%	0
2018	31.217456	25.577933	-18.07%	0
2017	28.589138	31.217456	9.19%	0
2016	23.676580	28.589138	20.75%	0
2015	25.949725	23.676580	-8.76%	0
2014	24.619061	25.949725	5.41%	0
2013	18.487644	24.619061	33.16%	0
2012	16.130880	18.487644	14.61%	0
2011	18.245001	16.130880	-11.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	9.872108	10.401582	5.36%	0
2018	10.501626	9.872108	-5.99%	0
2017	10.469005	10.501626	0.31%	0
2016	10.364960	10.469005	1.00%	0
2015	10.984335	10.364960	-5.64%	0
2014	10.990661	10.984335	-0.06%	0
2013	12.412460	10.990661	-11.45%	0
2012	11.947972	12.412460	3.89%	0
2011	11.050235	11.947972	8.12%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	18.958199	22.698083	19.73%	0
2018	21.117984	18.958199	-10.23%	0
2017	18.142555	21.117984	16.40%	0
2016	16.563769	18.142555	9.53%	0
2015	18.203165	16.563769	-9.01%	0
2014	16.749132	18.203165	8.68%	0
2013	12.777472	16.749132	31.08%	0
2012	11.539367	12.777472	10.73%	0
2011	11.594904	11.539367	-0.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	20.075654	25.054814	24.80%	0
2018	23.845038	20.075654	-15.81%	0
2017	22.108278	23.845038	7.86%	0
2016	18.618863	22.108278	18.74%	0
2015	19.553251	18.618863	-4.78%	0
2014	17.386606	19.553251	12.46%	0
2013	13.833948	17.386606	25.68%	0
2012	12.303237	13.833948	12.44%	0
2011	12.823814	12.303237	-4.06%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.666301	10.742097	11.13%	0
2018	10.290043	9.666301	-6.06%	0
2017	9.931726	10.290043	3.61%	0
2016	9.098140	9.931726	9.16%	0
2015*	10.000000	9.098140	-9.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.189555	9.704150	5.60%	0
2018	9.569011	9.189555	-3.97%	0
2017	9.582331	9.569011	-0.14%	0
2016	9.665637	9.582331	-0.86%	0
2015*	10.000000	9.665637	-3.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	10.925564	13.473353	23.32%	0
2018	12.199522	10.925564	-10.44%	0
2017	10.823222	12.199522	12.72%	0
2016	9.637930	10.823222	12.30%	0
2015*	10.000000	9.637930	-3.62%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	12.962029	14.767511	13.93%	0
2018	14.498864	12.962029	-10.60%	0
2017	13.177944	14.498864	10.02%	0
2016	13.120129	13.177944	0.44%	0
2015	13.698071	13.120129	-4.22%	0
2014	13.889882	13.698071	-1.38%	0
2013	12.547527	13.889882	10.70%	0
2012	11.794489	12.547527	6.38%	0
2011	12.650376	11.794489	-6.77%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.255627	11.892381	15.96%	0
2018	12.574753	10.255627	-18.44%	0
2017	11.296748	12.574753	11.31%	0
2016	10.134445	11.296748	11.47%	0
2015	10.745311	10.134445	-5.68%	0
2014*	10.000000	10.745311	7.45%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	28.146721	33.281074	18.24%	0
2018	31.967316	28.146721	-11.95%	0
2017	29.392314	31.967316	8.76%	0
2016	24.160671	29.392314	21.65%	0
2015	25.568018	24.160671	-5.50%	0
2014	25.139417	25.568018	1.70%	0
2013	18.465155	25.139417	36.15%	0
2012	16.490855	18.465155	11.97%	0
2011	16.948339	16.490855	-2.70%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	20.846747	26.296936	26.14%	0
2018	22.650820	20.846747	-7.96%	0
2017	19.312540	22.650820	17.29%	0
2016	17.910227	19.312540	7.83%	0
2015	18.352509	17.910227	-2.41%	0
2014	16.771204	18.352509	9.43%	0
2013	13.161382	16.771204	27.43%	0
2012	11.781393	13.161382	11.71%	0
2011	11.982155	11.781393	-1.68%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	18.150655	23.806987	31.16%	0
2018	20.198732	18.150655	-10.14%	0
2017	16.435725	20.198732	22.90%	0
2016	15.781500	16.435725	4.15%	0
2015	16.766709	15.781500	-5.88%	0
2014	16.071999	16.766709	4.32%	0
2013	13.748431	16.071999	16.90%	0
2012	12.903225	13.748431	6.55%	0
2011	12.263855	12.903225	5.21%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.001249	17.632925	17.54%	0
2018	19.214561	15.001249	-21.93%	0
2017	15.966694	19.214561	20.34%	0
2016	14.129259	15.966694	13.00%	0
2015	14.981848	14.129259	-5.69%	0
2014	15.283270	14.981848	-1.97%	0
2013	10.657317	15.283270	43.41%	0
2012	9.161850	10.657317	16.32%	0
2011	11.018245	9.161850	-16.85%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.354370	10.545807	12.74%	0
2018	10.073183	9.354370	-7.14%	0
2017*	10.000000	10.073183	0.73%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.302157	15.201736	23.57%	0
2018	15.312612	12.302157	-19.66%	0
2017	14.160445	15.312612	8.14%	0
2016	11.164150	14.160445	26.84%	0
2015	12.336515	11.164150	-9.50%	0
2014	12.072677	12.336515	2.19%	0
2013*	10.000000	12.072677	20.73%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.553241	9.897040	3.60%	0
2018	9.884428	9.553241	-3.35%	0
2017	9.875582	9.884428	0.09%	0
2016	9.368321	9.875582	5.41%	0
2015	9.780055	9.368321	-4.21%	0
2014*	10.000000	9.780055	-2.20%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.987238	10.426866	16.02%	0
2018*	10.000000	8.987238	-10.13%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.258041	10.834726	5.62%	0
2018	10.688302	10.258041	-4.03%	0
2017	10.647115	10.688302	0.39%	0
2016	10.628387	10.647115	0.18%	0
2015	11.033920	10.628387	-3.68%	0
2014	11.017537	11.033920	0.15%	0
2013	11.302831	11.017537	-2.52%	0
2012	10.675055	11.302831	5.88%	0
2011	10.817348	10.675055	-1.32%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.135565	10.169096	25.00%	0
2018*	10.000000	8.135565	-18.64%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	12.630231	14.144419	11.99%	0
2018	13.638172	12.630231	-7.39%	0
2017	12.495811	13.638172	9.14%	0
2016	12.272492	12.495811	1.82%	0
2015	12.752423	12.272492	-3.76%	0
2014	12.648179	12.752423	0.82%	0
2013	11.548915	12.648179	9.52%	0
2012	10.698552	11.548915	7.95%	0
2011	11.104587	10.698552	-3.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.323061	15.452573	15.98%	0
2018	14.664563	13.323061	-9.15%	0
2017	13.035898	14.664563	12.49%	0
2016	12.733653	13.035898	2.37%	0
2015	13.222146	12.733653	-3.69%	0
2014	13.065897	13.222146	1.20%	0
2013	11.678708	13.065897	11.88%	0
2012	10.676443	11.678708	9.39%	0
2011	11.173044	10.676443	-4.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.195545	17.045938	20.08%	0
2018	15.960848	14.195545	-11.06%	0
2017	13.666975	15.960848	16.78%	0
2016	13.278424	13.666975	2.93%	0
2015	13.797624	13.278424	-3.76%	0
2014	13.615323	13.797624	1.34%	0
2013	11.591010	13.615323	17.46%	0
2012	10.402047	11.591010	11.43%	0
2011	11.063810	10.402047	-5.98%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.695582	12.843510	20.08%	0
2018	11.570837	10.695582	-7.56%	0
2017	10.298532	11.570837	12.35%	0
2016*	10.000000	10.298532	2.99%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.100844	30.610324	27.01%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	9.747738	10.357561	6.26%	0
2018	13.394983	9.747738	-27.23%	0
2017	14.238852	13.394983	-5.93%	0
2016	11.022682	14.238852	29.18%	0
2015	14.376832	11.022682	-23.33%	0
2014	17.035157	14.376832	-15.60%	0
2013	14.182699	17.035157	20.11%	0
2012	13.997625	14.182699	1.32%	0
2011	15.260516	13.997625	-8.28%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	17.490146	21.508856	22.98%	0
2018	19.769005	17.490146	-11.53%	0
2017	18.136673	19.769005	9.00%	0
2016	15.924076	18.136673	13.89%	0
2015	17.187584	15.924076	-7.35%	0
2014	16.376311	17.187584	4.95%	0
2013	13.241371	16.376311	23.68%	0
2012	11.692922	13.241371	13.24%	0
2011	12.006316	11.692922	-2.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.015902	13.821328	25.47%	0
2018	12.541035	11.015902	-12.16%	0
2017	11.114626	12.541035	12.83%	0
2016*	10.000000	11.114626	11.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	22.898260	29.681446	29.62%	0
2018	23.774820	22.898260	-3.69%	0
2017	18.225196	23.774820	30.45%	0
2016	18.732710	18.225196	-2.71%	0
2015	18.111484	18.732710	3.43%	0
2014	16.862776	18.111484	7.41%	0
2013	12.815300	16.862776	31.58%	0
2012	11.579019	12.815300	10.68%	0
2011	11.971052	11.579019	-3.27%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.482061	11.095178	5.85%	0
2018	10.922118	10.482061	-4.03%	0
2017	10.854655	10.922118	0.62%	0
2016	10.737442	10.854655	1.09%	0
2015	11.193289	10.737442	-4.07%	0
2014	10.953906	11.193289	2.19%	0
2013	11.560962	10.953906	-5.25%	0
2012	11.316157	11.560962	2.16%	0
2011	10.926474	11.316157	3.57%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	28.872678	34.407449	19.17%	0
2018	35.022458	28.872678	-17.56%	0
2017	30.028187	35.022458	16.63%	0
2016	27.727964	30.028187	8.30%	0
2015	29.134099	27.727964	-4.83%	0
2014	28.399900	29.134099	2.59%	0
2013	21.603979	28.399900	31.46%	0
2012	19.492740	21.603979	10.83%	0
2011	22.599189	19.492740	-13.75%	0
1000

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	16.575103	20.446703	23.36%	0
2018	20.172895	16.575103	-17.83%	0
2017	16.038573	20.172895	25.78%	0
2016	17.497742	16.038573	-8.34%	0
2015	17.508502	17.497742	-0.06%	0
2014	19.734185	17.508502	-11.28%	0
2013	15.669598	19.734185	25.94%	0
2012	13.455133	15.669598	16.46%	0
2011	16.824036	13.455133	-20.02%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	20.440572	26.520047	29.74%	0
2018	25.613516	20.440572	-20.20%	0
2017	22.228645	25.613516	15.23%	0
2016	21.023974	22.228645	5.73%	0
2015	22.446514	21.023974	-6.34%	0
2014	21.781927	22.446514	3.05%	0
2013	17.293334	21.781927	25.96%	0
2012	14.068036	17.293334	22.93%	0
2011	15.984556	14.068036	-11.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.431093	12.096365	15.96%	0
2018	11.935209	10.431093	-12.60%	0
2017	11.015396	11.935209	8.35%	0
2016	10.058562	11.015396	9.51%	0
2015	11.085340	10.058562	-9.26%	0
2014	11.140475	11.085340	-0.49%	0
2013	9.303093	11.140475	19.75%	0
2012	8.337888	9.303093	11.58%	0
2011	8.752386	8.337888	-4.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	12.585045	14.131438	12.29%	0
2018	13.595393	12.585045	-7.43%	0
2017	12.811426	13.595393	6.12%	0
2016	11.612052	12.811426	10.33%	0
2015	12.913188	11.612052	-10.08%	0
2014	12.758090	12.913188	1.22%	0
2013	11.573110	12.758090	10.24%	0
2012	10.619196	11.573110	8.98%	0
2011	10.719514	10.619196	-0.94%	0
1001

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	21.167403	26.466097	25.03%	0
2018	23.052676	21.167403	-8.18%	0
2017	19.761748	23.052676	16.65%	0
2016	17.600122	19.761748	12.28%	0
2015	18.880152	17.600122	-6.78%	0
2014	17.948690	18.880152	5.19%	0
2013	14.304423	17.948690	25.48%	0
2012	13.206355	14.304423	8.31%	0
2011	12.876507	13.206355	2.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	24.588629	30.057708	22.24%	0
2018	29.176825	24.588629	-15.73%	0
2017	27.251263	29.176825	7.07%	0
2016	21.633157	27.251263	25.97%	0
2015	24.143592	21.633157	-10.40%	0
2014	24.813215	24.143592	-2.70%	0
2013	18.824536	24.813215	31.81%	0
2012	16.436034	18.824536	14.53%	0
2011	17.650879	16.436034	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.020556	11.057388	22.58%	0
2018	11.074841	9.020556	-18.55%	0
2017	8.151470	11.074841	35.86%	0
2016	7.173222	8.151470	13.64%	0
2015	9.222368	7.173222	-22.22%	0
2014*	10.000000	9.222368	-7.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	14.620228	15.917358	8.87%	0
2018	17.874662	14.620228	-18.21%	0
2017	15.830571	17.874662	12.91%	0
2016	15.265539	15.830571	3.70%	0
2015	16.874254	15.265539	-9.53%	0
2014	19.626203	16.874254	-14.02%	0
2013	16.495868	19.626203	18.98%	0
2012	14.421745	16.495868	14.38%	0
2011	16.679436	14.421745	-13.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.846219	8.730996	-1.30%	0
2018	8.971255	8.846219	-1.39%	0
2017	9.096595	8.971255	-1.38%	0
2016	9.132921	9.096595	-0.40%	0
2015	9.864477	9.132921	-7.42%	0
2014*	10.000000	9.864477	-1.36%	0
1002

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.385639	11.247544	8.30%	0
2018	11.223175	10.385639	-7.46%	0
2017	10.254486	11.223175	9.45%	0
2016	10.157365	10.254486	0.96%	0
2015	11.147116	10.157365	-8.88%	0
2014	11.084253	11.147116	0.57%	0
2013	10.087882	11.084253	9.88%	0
2012*	10.000000	10.087882	0.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.281090	9.771649	5.29%	0
2018*	10.000000	9.281090	-7.19%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.652771	8.791237	1.60%	0
2018	9.423280	8.652771	-8.18%	0
2017	9.393735	9.423280	0.31%	0
2016	9.755599	9.393735	-3.71%	0
2015	9.900260	9.755599	-1.46%	0
2014	9.777236	9.900260	1.26%	0
2013*	10.000000	9.777236	-2.23%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.398059	20.324490	31.99%	0
2018	16.562816	15.398059	-7.03%	0
2017	13.475284	16.562816	22.91%	0
2016	13.651329	13.475284	-1.29%	0
2015	13.470102	13.651329	1.35%	0
2014	12.871188	13.470102	4.65%	0
2013	9.516254	12.871188	35.25%	0
2012*	10.000000	9.516254	-4.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.841209	14.324800	20.97%	0
2018	13.847714	11.841209	-14.49%	0
2017	12.482359	13.847714	10.94%	0
2016	11.399929	12.482359	9.50%	0
2015	12.309916	11.399929	-7.39%	0
2014	12.214219	12.309916	0.78%	0
2013	9.827101	12.214219	24.29%	0
2012*	10.000000	9.827101	-1.73%	0
1003

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	24.216642	30.799402	27.18%	0
2018	28.906990	24.216642	-16.23%	0
2017	21.915039	28.906990	31.90%	0
2016	22.684844	21.915039	-3.39%	0
2015	22.616398	22.684844	0.30%	0
2014	22.905265	22.616398	-1.26%	0
2013	18.642457	22.905265	22.87%	0
2012	15.932138	18.642457	17.01%	0
2011	18.001560	15.932138	-11.50%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.885528	9.508593	7.01%	0
2018	9.622520	8.885528	-7.66%	0
2017	9.378689	9.622520	2.60%	0
2016	9.121381	9.378689	2.82%	0
2015	9.668773	9.121381	-5.66%	0
2014	9.750634	9.668773	-0.84%	0
2013	10.115327	9.750634	-3.61%	0
2012*	10.000000	10.115327	1.15%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	7.969426	9.865708	23.79%	0
2018	10.241231	7.969426	-22.18%	0
2017	8.370513	10.241231	22.35%	0
2016	8.892373	8.370513	-5.87%	0
2015	8.914255	8.892373	-0.25%	0
2014*	10.000000	8.914255	-10.86%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	18.952154	24.155869	27.46%	0
2018	21.318931	18.952154	-11.10%	0
2017	18.890238	21.318931	12.86%	0
2016	17.541055	18.890238	7.69%	0
2015	17.584004	17.541055	-0.24%	0
2014	16.462454	17.584004	6.81%	0
2013	12.945270	16.462454	27.17%	0
2012	11.475117	12.945270	12.81%	0
2011	11.897214	11.475117	-3.55%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	25.864741	31.564006	22.03%	0
2018	29.888960	25.864741	-13.46%	0
2017	27.117725	29.888960	10.22%	0
2016	23.816904	27.117725	13.86%	0
2015	26.214614	23.816904	-9.15%	0
2014	24.266956	26.214614	8.03%	0
2013	17.835896	24.266956	36.06%	0
2012	15.667845	17.835896	13.84%	0
2011	16.588457	15.667845	-5.55%	0
1004

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.370208	14.574702	17.82%	0
2018	13.523791	12.370208	-8.53%	0
2017	11.817246	13.523791	14.44%	0
2016	12.535077	11.817246	-5.73%	0
2015	14.136236	12.535077	-11.33%	0
2014	15.423398	14.136236	-8.35%	0
2013	12.739543	15.423398	21.07%	0
2012	11.049543	12.739543	15.29%	0
2011	12.306924	11.049543	-10.22%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.180676	12.028128	7.58%	0
2018	11.808088	11.180676	-5.31%	0
2017	11.439568	11.808088	3.22%	0
2016	10.175537	11.439568	12.42%	0
2015	11.249188	10.175537	-9.54%	0
2014	11.409721	11.249188	-1.41%	0
2013	10.672352	11.409721	6.91%	0
2012*	10.000000	10.672352	6.72%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.482048	19.327575	33.46%	0
2018	14.980160	14.482048	-3.33%	0
2017	12.200273	14.980160	22.79%	0
2016	11.882316	12.200273	2.68%	0
2015	13.035029	11.882316	-8.84%	0
2014	12.490029	13.035029	4.36%	0
2013	9.935012	12.490029	25.72%	0
2012*	10.000000	9.935012	-0.65%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	19.698700	23.303605	18.30%	0
2018	20.276744	19.698700	-2.85%	0
2017	17.738735	20.276744	14.31%	0
2016	17.573146	17.738735	0.94%	0
2015	18.089246	17.573146	-2.85%	0
2014	17.273788	18.089246	4.72%	0
2013	14.902687	17.273788	15.91%	0
2012	13.587179	14.902687	9.68%	0
2011	13.854830	13.587179	-1.93%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.120311	9.642587	5.73%	0
2018	9.551283	9.120311	-4.51%	0
2017	9.550991	9.551283	0.00%	0
2016	9.656394	9.550991	-1.09%	0
2015*	10.000000	9.656394	-3.44%	0
1005

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	29.686472	39.306440	32.41%	0
2018	30.171008	29.686472	-1.61%	0
2017	23.986095	30.171008	25.79%	0
2016	24.317247	23.986095	-1.36%	0
2015	22.453661	24.317247	8.30%	0
2014	21.396116	22.453661	4.94%	0
2013	16.895992	21.396116	26.63%	0
2012	14.100498	16.895992	19.83%	0
2011	15.660373	14.100498	-9.96%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	20.788904	29.128378	40.12%	0
2018	21.297784	20.788904	-2.39%	0
2017	15.188621	21.297784	40.22%	0
2016	13.787457	15.188621	10.16%	0
2015	13.617971	13.787457	1.24%	0
2014	12.872110	13.617971	5.79%	0
2013	9.826499	12.872110	30.99%	0
2012*	10.000000	9.826499	-1.74%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	18.633657	22.842921	22.59%	0
2018	22.699553	18.633657	-17.91%	0
2017	17.934659	22.699553	26.57%	0
2016	19.868300	17.934659	-9.73%	0
2015	22.518984	19.868300	-11.77%	0
2014	26.480569	22.518984	-14.96%	0
2013	23.949480	26.480569	10.57%	0
2012	21.873106	23.949480	9.49%	0
2011	33.412546	21.873106	-34.54%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.215462	9.390456	14.30%	0
2018	10.428449	8.215462	-21.22%	0
2017	8.431341	10.428449	23.69%	0
2016	7.214441	8.431341	16.87%	0
2015	9.327918	7.214441	-22.66%	0
2014*	10.000000	9.327918	-6.72%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.471062	9.933901	4.89%	0
2018	9.892556	9.471062	-4.26%	0
2017	9.843590	9.892556	0.50%	0
2016*	10.000000	9.843590	-1.56%	0
1006

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.294708	19.538765	36.69%	0
2018	15.036064	14.294708	-4.93%	0
2017	12.300499	15.036064	22.24%	0
2016	11.684429	12.300499	5.27%	0
2015	12.341856	11.684429	-5.33%	0
2014	13.790152	12.341856	-10.50%	0
2013	10.092871	13.790152	36.63%	0
2012*	10.000000	10.092871	0.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	21.831686	27.354598	25.30%	0
2018	25.177130	21.831686	-13.29%	0
2017	22.173378	25.177130	13.55%	0
2016	20.141371	22.173378	10.09%	0
2015	21.014272	20.141371	-4.15%	0
2014	19.709306	21.014272	6.62%	0
2013	15.023247	19.709306	31.19%	0
2012	13.400694	15.023247	12.11%	0
2011	13.914838	13.400694	-3.69%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.714094	7.14%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.131671	18.395618	21.57%	0
2018	17.328190	15.131671	-12.68%	0
2017	14.121119	17.328190	22.71%	0
2016	14.054180	14.121119	0.48%	0
2015	13.662715	14.054180	2.87%	0
2014	13.963510	13.662715	-2.15%	0
2013	11.307443	13.963510	23.49%	0
2012	10.081931	11.307443	12.16%	0
2011	10.608532	10.081931	-4.96%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.845612	15.997412	35.05%	0
2018	12.175796	11.845612	-2.71%	0
2017	9.823020	12.175796	23.95%	0
2016	9.591716	9.823020	2.41%	0
2015*	10.000000	9.591716	-4.08%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.182023	10.896426	7.02%	0
2018	10.622720	10.182023	-4.15%	0
2017	10.367399	10.622720	2.46%	0
2016	10.121535	10.367399	2.43%	0
2015	10.549361	10.121535	-4.06%	0
2014	10.136801	10.549361	4.07%	0
2013	10.538487	10.136801	-3.81%	0
2012	9.976238	10.538487	5.64%	0
2011	9.781841	9.976238	1.99%	0
1007

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	17.517195	19.349446	10.46%	0
2018	19.481509	17.517195	-10.08%	0
2017	18.372842	19.481509	6.03%	0
2016	17.171337	18.372842	7.00%	0
2015	17.959383	17.171337	-4.39%	0
2014	18.041269	17.959383	-0.45%	0
2013	20.437085	18.041269	-11.72%	0
2012	17.921496	20.437085	14.04%	0
2011	17.328906	17.921496	3.42%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.760758	10.838160	23.71%	0
2018	9.832523	8.760758	-10.90%	0
2017	9.029152	9.832523	8.90%	0
2016	8.116668	9.029152	11.24%	0
2015*	10.000000	8.116668	-18.83%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.243427	18.287680	19.97%	0
2018	16.977896	15.243427	-10.22%	0
2017	14.930712	16.977896	13.71%	0
2016	13.901112	14.930712	7.41%	0
2015	15.477536	13.901112	-10.19%	0
2014	16.334774	15.477536	-5.25%	0
2013	12.798004	16.334774	27.64%	0
2012	10.787927	12.798004	18.63%	0
2011	11.252073	10.787927	-4.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.104853	15.314050	16.86%	0
2018	14.257547	13.104853	-8.08%	0
2017	12.725245	14.257547	12.04%	0
2016	12.065598	12.725245	5.47%	0
2015	12.349389	12.065598	-2.30%	0
2014	12.157535	12.349389	1.58%	0
2013	10.192461	12.157535	19.28%	0
2012	9.104661	10.192461	11.95%	3,778
2011	9.323206	9.104661	-2.34%	3,875
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.080547	9.574698	5.44%	0
2018	9.489147	9.080547	-4.31%	0
2017	9.501836	9.489147	-0.13%	0
2016	9.566573	9.501836	-0.68%	0
2015	9.910843	9.566573	-3.47%	0
2014	9.757934	9.910843	1.57%	0
2013	10.352186	9.757934	-5.74%	0
2012	10.194487	10.352186	1.55%	3,642
2011	9.965521	10.194487	2.30%	3,442
1008

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	14.491872	18.897388	30.40%	0
2018	16.540193	14.491872	-12.38%	0
2017	13.052023	16.540193	26.73%	0
2016	13.464000	13.052023	-3.06%	0
2015	13.061687	13.464000	3.08%	0
2014	13.257145	13.061687	-1.47%	0
2013	10.651504	13.257145	24.46%	0
2012	9.018235	10.651504	18.11%	0
2011	10.277471	9.018235	-12.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.127878	20.329613	26.05%	0
2018	16.782995	16.127878	-3.90%	0
2017	13.572154	16.782995	23.66%	0
2016	12.861025	13.572154	5.53%	0
2015	12.490290	12.861025	2.97%	0
2014	11.946192	12.490290	4.55%	0
2013	9.526439	11.946192	25.40%	0
2012	8.387553	9.526439	13.58%	0
2011	9.095154	8.387553	-7.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	13.575795	16.505924	21.58%	0
2018	14.348040	13.575795	-5.38%	0
2017	12.161715	14.348040	17.98%	0
2016	11.314547	12.161715	7.49%	0
2015	11.568958	11.314547	-2.20%	0
2014	10.848075	11.568958	6.65%	0
2013	8.432277	10.848075	28.65%	0
2012	7.445710	8.432277	13.25%	4,715
2011	7.871295	7.445710	-5.41%	4,853
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	11.474245	12.119241	5.62%	0
2018	12.146722	11.474245	-5.54%	0
2017	11.806071	12.146722	2.89%	0
2016	11.230425	11.806071	5.13%	0
2015	11.953225	11.230425	-6.05%	0
2014	11.892871	11.953225	0.51%	0
2013	12.432207	11.892871	-4.34%	0
2012	11.448403	12.432207	8.59%	0
2011	11.210010	11.448403	2.13%	0
1009

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	19.514165	23.978843	22.88%	0
2018	21.799894	19.514165	-10.49%	0
2017	19.143647	21.799894	13.88%	0
2016	16.827653	19.143647	13.76%	0
2015	18.605359	16.827653	-9.55%	0
2014	17.654490	18.605359	5.39%	0
2013	13.486429	17.654490	30.91%	0
2012	11.796883	13.486429	14.32%	0
2011	12.511395	11.796883	-5.71%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.292885	10.334613	11.21%	0
2018	10.496038	9.292885	-11.46%	0
2017	9.159111	10.496038	14.60%	0
2016	9.192457	9.159111	-0.36%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.960947	10.271942	3.12%	0
2018*	10.000000	9.960947	-0.39%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.238804	16.916966	11.01%	0
2018	16.240681	15.238804	-6.17%	0
2017	15.722290	16.240681	3.30%	0
2016	14.233852	15.722290	10.46%	0
2015	15.105975	14.233852	-5.77%	0
2014	15.225129	15.105975	-0.78%	0
2013	14.697104	15.225129	3.59%	0
2012	13.261532	14.697104	10.83%	0
2011	13.201879	13.261532	0.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.422268	16.633459	23.92%	0
2018	14.607350	13.422268	-8.11%	0
2017	12.100341	14.607350	20.72%	0
2016	11.013934	12.100341	9.86%	0
2015	11.521383	11.013934	-4.40%	0
2014	11.175417	11.521383	3.10%	0
2013	8.047297	11.175417	38.87%	0
2012	7.119629	8.047297	13.03%	0
2011	8.329268	7.119629	-14.52%	0
1010

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.428130	10.831979	28.52%	0
2018	10.456072	8.428130	-19.39%	0
2017	8.607972	10.456072	21.47%	0
2016	9.121822	8.607972	-5.63%	0
2015	9.490458	9.121822	-3.88%	0
2014	9.943776	9.490458	-4.56%	0
2013	8.488514	9.943776	17.14%	0
2013	8.488514	9.943776	17.14%	0
2012	7.595448	8.488514	11.76%	0
2011	8.686146	7.595448	-12.56%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	19.346409	24.150049	24.83%	0
2018	20.055776	19.346409	-3.54%	0
2017	17.237517	20.055776	16.35%	0
2016	16.026586	17.237517	7.56%	0
2015	16.456077	16.026586	-2.61%	0
2014	15.211408	16.456077	8.18%	0
2013	12.020869	15.211408	26.54%	0
2012	10.914275	12.020869	10.14%	0
2011	11.237662	10.914275	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.213479	13.448576	19.93%	0
2018	12.988128	11.213479	-13.66%	0
2017	11.204637	12.988128	15.92%	0
2016	10.686176	11.204637	4.85%	0
2015	11.242413	10.686176	-4.95%	0
2014	11.120042	11.242413	1.10%	0
2013	8.876879	11.120042	25.27%	0
2012	7.899680	8.876879	12.37%	0
2011	8.720858	7.899680	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	10.737360	12.069216	12.40%	0
2018	11.838135	10.737360	-9.30%	0
2017	10.918715	11.838135	8.42%	0
2016	10.634846	10.918715	2.67%	0
2015	11.109838	10.634846	-4.28%	0
2014	11.009904	11.109838	0.91%	0
2013	9.924930	11.009904	10.93%	0
2012	9.237379	9.924930	7.44%	0
2011	9.677163	9.237379	-4.54%	662
1011

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.172866	12.997760	16.33%	0
2018	12.576679	11.172866	-11.16%	0
2017	11.223821	12.576679	12.05%	0
2016	10.808399	11.223821	3.84%	0
2015	11.321975	10.808399	-4.54%	0
2014	11.177260	11.321975	1.29%	0
2013	9.528243	11.177260	17.31%	0
2012	8.666678	9.528243	9.94%	0
2011	9.277075	8.666678	-6.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	9.872134	10.570521	7.07%	0
2018	10.478643	9.872134	-5.79%	0
2017	10.182178	10.478643	2.91%	0
2016	10.059212	10.182178	1.22%	0
2015	10.474011	10.059212	-3.96%	0
2014	10.476312	10.474011	-0.02%	0
2013	10.319196	10.476312	1.52%	0
2012	9.922630	10.319196	4.00%	0
2011	10.112439	9.922630	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	9.983718	10.997365	10.15%	0
2018	11.099420	9.983718	-10.05%	0
2017	9.995221	11.099420	11.05%	0
2016	9.786223	9.995221	2.14%	0
2015	10.568871	9.786223	-7.41%	0
2014	10.682478	10.568871	-1.06%	0
2013*	10.000000	10.682478	6.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.245670	11.440792	11.66%	0
2018	11.398097	10.245670	-10.11%	0
2017	10.000548	11.398097	13.97%	0
2016	9.730987	10.000548	2.77%	0
2015	10.573599	9.730987	-7.97%	0
2014	10.819167	10.573599	-2.27%	0
2013*	10.000000	10.819167	8.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.000711	12.574396	14.31%	0
2018	12.239833	11.000711	-10.12%	0
2017	11.099243	12.239833	10.28%	0
2016	10.746775	11.099243	3.28%	0
2015	11.227500	10.746775	-4.28%	0
2014	11.097500	11.227500	1.17%	0
2013	9.736605	11.097500	13.98%	0
2012	8.956510	9.736605	8.71%	0
2011	9.477830	8.956510	-5.50%	0
1012

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.171505	13.211330	18.26%	0
2018	12.761864	11.171505	-12.46%	0
2017	11.170709	12.761864	14.24%	0
2016	10.730317	11.170709	4.10%	0
2015	11.260618	10.730317	-4.71%	0
2014	11.131139	11.260618	1.16%	0
2013	9.257470	11.131139	20.24%	0
2012	8.351070	9.257470	10.85%	0
2011	9.054035	8.351070	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.530790	11.645719	10.59%	0
2018	11.431097	10.530790	-7.88%	0
2017	10.751129	11.431097	6.32%	0
2016	10.482531	10.751129	2.56%	0
2015	10.951360	10.482531	-4.28%	0
2014	10.875285	10.951360	0.70%	0
2013	10.104898	10.875285	7.62%	0
2012	9.491820	10.104898	6.46%	0
2011	9.836541	9.491820	-3.50%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	11.694705	12.727445	8.83%	0
2018	14.339851	11.694705	-18.45%	0
2017	12.076411	14.339851	18.74%	0
2016	12.343363	12.076411	-2.16%	0
2015	13.276379	12.343363	-7.03%	0
2014	14.939690	13.276379	-11.13%	0
2013	12.857690	14.939690	16.19%	0
2012	11.115809	12.857690	15.67%	0
2011	13.119051	11.115809	-15.27%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.190010	10.716343	5.17%	0
2018	10.607205	10.190010	-3.93%	0
2017	10.522683	10.607205	0.80%	0
2016	10.356764	10.522683	1.60%	0
2015	10.799783	10.356764	-4.10%	0
2014	10.663606	10.799783	1.28%	0
2013	11.261578	10.663606	-5.31%	0
2012	10.830374	11.261578	3.98%	0
2011	10.535856	10.830374	2.80%	0
1013

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	10.779698	11.429963	6.03%	0
2018	11.308212	10.779698	-4.67%	0
2017	11.262741	11.308212	0.40%	0
2016	11.264242	11.262741	-0.01%	0
2015	11.703194	11.264242	-3.75%	0
2014	11.533303	11.703194	1.47%	0
2013	12.170123	11.533303	-5.23%	0
2012	11.744027	12.170123	3.63%	0
2011	11.445248	11.744027	2.61%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.669407	11.204358	15.87%	0
2018	11.129844	9.669407	-13.12%	0
2017	9.757408	11.129844	14.07%	0
2016	9.053276	9.757408	7.78%	0
2015*	10.000000	9.053276	-9.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.560515	10.869810	13.69%	0
2018	10.721861	9.560515	-10.83%	0
2017	9.734429	10.721861	10.14%	0
2016	9.249387	9.734429	5.24%	0
2015*	10.000000	9.249387	-7.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	21.549628	25.574843	18.68%	0
2018	27.054861	21.549628	-20.35%	0
2017	19.798733	27.054861	36.65%	0
2016	19.038016	19.798733	4.00%	0
2015	23.491539	19.038016	-18.96%	0
2014	25.756982	23.491539	-8.80%	0
2013	26.508642	25.756982	-2.84%	0
2012	23.421737	26.508642	13.18%	0
2011	31.274956	23.421737	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.339325	9.602405	2.82%	0
2018	9.659443	9.339325	-3.31%	0
2017	9.779182	9.659443	-1.22%	0
2016	10.032357	9.779182	-2.52%	0
2015	10.380684	10.032357	-3.36%	0
2014	10.260560	10.380684	1.17%	0
2013	11.053579	10.260560	-7.17%	0
2012	11.086924	11.053579	-0.30%	0
2011	10.683170	11.086924	3.78%	0
1014

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.004973	6.898040	-1.53%	0
2018	7.142263	7.004973	-1.92%	0
2017	7.350542	7.142263	-2.83%	0
2016	7.596193	7.350542	-3.23%	0
2015	7.851361	7.596193	-3.25%	0
2014	8.115102	7.851361	-3.25%	0
2013	8.387700	8.115102	-3.25%	0
2012	8.670232	8.387700	-3.26%	0
2011	8.960664	8.670232	-3.24%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.228252	8.316030	15.05%	0
2018	8.770878	7.228252	-17.59%	0
2017	7.133196	8.770878	22.96%	0
2016	7.325721	7.133196	-2.63%	0
2015	7.823893	7.325721	-6.37%	0
2014	8.145389	7.823893	-3.95%	0
2013	7.161203	8.145389	13.74%	0
2012	6.424120	7.161203	11.47%	0
2011	7.377332	6.424120	-12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.684408	9.011009	17.26%	0
2018	9.251013	7.684408	-16.93%	0
2017	7.681987	9.251013	20.42%	0
2016	7.898010	7.681987	-2.74%	0
2015	8.278400	7.898010	-4.59%	0
2014	9.120960	8.278400	-9.24%	0
2013	7.790346	9.120960	17.08%	0
2012	6.811999	7.790346	14.36%	0
2011	8.078636	6.811999	-15.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	18.642993	22.317799	19.71%	0
2018	21.145453	18.642993	-11.83%	0
2017	18.452723	21.145453	14.59%	0
2016	17.421340	18.452723	5.92%	0
2015	18.188163	17.421340	-4.22%	0
2014	17.906459	18.188163	1.57%	0
2013	14.544607	17.906459	23.11%	0
2012	12.971403	14.544607	12.13%	0
2011	13.954979	12.971403	-7.05%	0
1015

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	13.642995	15.224653	11.59%	0
2018	14.822787	13.642995	-7.96%	0
2017	13.784835	14.822787	7.53%	0
2016	13.401886	13.784835	2.86%	0
2015	13.876213	13.401886	-3.42%	0
2014	13.713531	13.876213	1.19%	0
2013	12.496556	13.713531	9.74%	0
2012	11.808940	12.496556	5.82%	0
2011	12.097696	11.808940	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	15.982697	18.546813	16.04%	0
2018	17.665868	15.982697	-9.53%	0
2017	15.902509	17.665868	11.09%	0
2016	15.254545	15.902509	4.25%	0
2015	15.851333	15.254545	-3.76%	0
2014	15.572199	15.851333	1.79%	0
2013	13.469323	15.572199	15.61%	0
2012	12.403410	13.469323	8.59%	0
2011	12.940274	12.403410	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.620835	11.255267	5.97%	0
2018	11.181266	10.620835	-5.01%	0
2017	10.934405	11.181266	2.26%	0
2016	10.838538	10.934405	0.88%	0
2015	11.173059	10.838538	-2.99%	0
2014	11.115929	11.173059	0.51%	0
2013	10.959778	11.115929	1.42%	0
2012	10.771382	10.959778	1.75%	0
2011	10.815312	10.771382	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.056675	10.994576	9.33%	0
2018	11.016213	10.056675	-8.71%	0
2017	9.984244	11.016213	10.34%	0
2016	9.761500	9.984244	2.28%	0
2015	10.427438	9.761500	-6.39%	0
2014	10.519397	10.427438	-0.87%	0
2013*	10.000000	10.519397	5.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.324849	11.512534	11.50%	0
2018	11.361594	10.324849	-9.12%	0
2017	10.039096	11.361594	13.17%	0
2016	9.701036	10.039096	3.48%	0
2015	10.439881	9.701036	-7.08%	0
2014	10.606707	10.439881	-1.57%	0
2013*	10.000000	10.606707	6.07%	0
1016

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	14.848285	16.915004	13.92%	0
2018	16.274388	14.848285	-8.76%	0
2017	14.894051	16.274388	9.27%	0
2016	14.366705	14.894051	3.67%	0
2015	14.899211	14.366705	-3.57%	0
2014	14.641127	14.899211	1.76%	0
2013	12.975337	14.641127	12.84%	0
2012	12.103593	12.975337	7.20%	0
2011	12.514351	12.103593	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.129836	20.190838	17.87%	0
2018	19.191588	17.129836	-10.74%	0
2017	16.999009	19.191588	12.90%	0
2016	16.194794	16.999009	4.97%	0
2015	16.861945	16.194794	-3.96%	0
2014	16.605258	16.861945	1.55%	0
2013	14.024484	16.605258	18.40%	0
2012	12.743169	14.024484	10.05%	0
2011	13.456559	12.743169	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	12.765756	14.016223	9.80%	0
2018	13.708647	12.765756	-6.88%	0
2017	12.972803	13.708647	5.67%	0
2016	12.683967	12.972803	2.28%	0
2015	13.114075	12.683967	-3.28%	0
2014	12.941258	13.114075	1.34%	0
2013	12.105443	12.941258	6.90%	0
2012	11.581895	12.105443	4.52%	0
2011	11.728137	11.581895	-1.25%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.334836	3.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.631643	6.32%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	14.657787	18.466948	25.99%	0
2018	15.678439	14.657787	-6.51%	0
2017	12.475654	15.678439	25.67%	0
2016	12.641958	12.475654	-1.32%	0
2015	12.670108	12.641958	-0.22%	0
2014	11.889143	12.670108	6.57%	0
2013	9.142112	11.889143	30.05%	0
2012	8.136623	9.142112	12.36%	0
2011	8.690303	8.136623	-6.37%	0
1017

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.249207	11.797254	15.10%	0
2018	11.132131	10.249207	-7.93%	0
2017	9.786969	11.132131	13.74%	0
2016	9.318289	9.786969	5.03%	0
2015	9.852758	9.318289	-5.42%	0
2014*	10.000000	9.852758	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.502297	13.574879	18.02%	0
2018	12.205227	11.502297	-5.76%	0
2017	10.365013	12.205227	17.75%	0
2016	9.734342	10.365013	6.48%	0
2015	10.047169	9.734342	-3.11%	0
2014*	10.000000	10.047169	0.47%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	23.798922	31.621822	32.87%	0
2018	24.988098	23.798922	-4.76%	0
2017	20.323370	24.988098	22.95%	0
2016	20.328313	20.323370	-0.02%	0
2015	20.044528	20.328313	1.42%	0
2014	19.083838	20.044528	5.03%	0
2013	14.472955	19.083838	31.86%	0
2012	12.632944	14.472955	14.57%	0
2011	13.390535	12.632944	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	19.903336	24.394850	22.57%	0
2018	22.728430	19.903336	-12.43%	0
2017	21.661783	22.728430	4.92%	0
2016	18.623082	21.661783	16.32%	0
2015	20.143560	18.623082	-7.55%	0
2014	18.433419	20.143560	9.28%	0
2013	14.469445	18.433419	27.40%	0
2012	13.068760	14.469445	10.72%	0
2011	13.441487	13.068760	-2.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	26.512962	32.231339	21.57%	0
2018	30.930263	26.512962	-14.28%	0
2017	27.609419	30.930263	12.03%	0
2016	23.721102	27.609419	16.39%	0
2015	25.155513	23.721102	-5.70%	0
2014	23.762089	25.155513	5.86%	0
2013	18.459347	23.762089	28.73%	0
2012	16.242738	18.459347	13.65%	0
2011	17.225623	16.242738	-5.71%	0
1018

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.039280	12.416904	12.48%	0
2018	13.805774	11.039280	-20.04%	0
2017	11.644026	13.805774	18.57%	0
2016	11.463084	11.644026	1.58%	0
2015	12.517499	11.463084	-8.42%	0
2014	14.324398	12.517499	-12.61%	0
2013	12.230826	14.324398	17.12%	0
2012	10.801217	12.230826	13.24%	0
2011	13.355971	10.801217	-19.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	11.911725	14.417178	21.03%	0
2018	13.960800	11.911725	-14.68%	0
2017	12.616342	13.960800	10.66%	0
2016	11.236031	12.616342	12.28%	0
2015	12.026877	11.236031	-6.58%	0
2014	11.275870	12.026877	6.66%	0
2013	8.631136	11.275870	30.64%	0
2012	7.587064	8.631136	13.76%	0
2011	8.350217	7.587064	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.104751	18.098764	19.82%	0
2018	17.980758	15.104751	-15.99%	0
2017	16.323826	17.980758	10.15%	0
2016	14.346418	16.323826	13.78%	0
2015	15.269035	14.346418	-6.04%	0
2014	13.486450	15.269035	13.22%	0
2013	10.273757	13.486450	31.27%	0
2012	9.127684	10.273757	12.56%	0
2011	9.657911	9.127684	-5.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	18.072573	23.671114	30.98%	0
2018	20.356020	18.072573	-11.22%	0
2017	16.877790	20.356020	20.61%	0
2016	16.142355	16.877790	4.56%	0
2015	16.596795	16.142355	-2.74%	0
2014	16.729742	16.596795	-0.79%	0
2013	12.011927	16.729742	39.28%	0
2012	10.978911	12.011927	9.41%	0
2011	11.445568	10.978911	-4.08%	0
1019

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	22.603514	25.956484	14.83%	0
2018	28.195707	22.603514	-19.83%	0
2017	26.794650	28.195707	5.23%	0
2016	22.045238	26.794650	21.54%	0
2015	24.315267	22.045238	-9.34%	0
2014	23.539560	24.315267	3.30%	0
2013	17.375335	23.539560	35.48%	0
2012	14.928940	17.375335	16.39%	0
2011	16.319489	14.928940	-8.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	23.026916	27.927089	21.28%	0
2018	27.310273	23.026916	-15.68%	0
2017	24.933813	27.310273	9.53%	0
2016	21.028246	24.933813	18.57%	0
2015	22.154612	21.028246	-5.08%	0
2014	22.772348	22.154612	-2.71%	0
2013	16.746017	22.772348	35.99%	0
2012	15.022412	16.746017	11.47%	0
2011	16.482647	15.022412	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.192263	17.307547	21.95%	0
2018	15.587648	14.192263	-8.95%	0
2017	13.610255	15.587648	14.53%	0
2016	12.774741	13.610255	6.54%	0
2015	13.259366	12.774741	-3.65%	0
2014	12.401391	13.259366	6.92%	0
2013	9.251153	12.401391	34.05%	0
2012	8.585364	9.251153	7.75%	0
2011	9.172769	8.585364	-6.40%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.193436	14.126890	26.21%	0
2018	12.061054	11.193436	-7.19%	0
2017	11.743493	12.061054	2.70%	0
2016	11.323923	11.743493	3.71%	0
2015	12.406648	11.323923	-8.73%	0
2014	9.970801	12.406648	24.43%	0
2013	10.034808	9.970801	-0.64%	0
2012	8.974284	10.034808	11.82%	0
2011	8.738631	8.974284	2.70%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.349260	18.164491	26.59%	0
2018	15.594116	14.349260	-7.98%	0
2017	13.294516	15.594116	17.30%	0
2016	12.334157	13.294516	7.79%	0
2015	12.629404	12.334157	-2.34%	0
2014	11.543960	12.629404	9.40%	0
2013*	10.000000	11.543960	15.44%	0
1020

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.462263	8.521887	0.70%	0
2018	8.676934	8.462263	-2.47%	0
2017	8.828189	8.676934	-1.71%	0
2016	8.902097	8.828189	-0.83%	0
2015	9.232639	8.902097	-3.58%	0
2014	9.495879	9.232639	-2.77%	0
2013	9.804536	9.495879	-3.15%	0
2012	9.789797	9.804536	0.15%	0
2011	9.988089	9.789797	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.794021	15.467908	20.90%	0
2018	14.918810	12.794021	-14.24%	0
2017	13.503483	14.918810	10.48%	0
2016	11.545960	13.503483	16.95%	0
2015	12.546418	11.545960	-7.97%	0
2014	12.403371	12.546418	1.15%	0
2013*	10.000000	12.403371	24.03%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	13.934061	18.447481	32.39%	0
2018	15.497318	13.934061	-10.09%	0
2017	12.559485	15.497318	23.39%	0
2016	12.239044	12.559485	2.62%	0
2015	12.694142	12.239044	-3.59%	0
2014	12.650097	12.694142	0.35%	0
2013	9.433042	12.650097	34.10%	0
2012	8.505133	9.433042	10.91%	0
2011	9.199785	8.505133	-7.55%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	25.848064	33.130964	28.18%	0
2018	28.597223	25.848064	-9.61%	0
2017	23.726744	28.597223	20.53%	0
2016	23.541822	23.726744	0.79%	0
2015	24.093071	23.541822	-2.29%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.616152	7.640304	0.32%	0
2018	7.793855	7.616152	-2.28%	0
2017	7.983798	7.793855	-2.38%	0
2016	8.151849	7.983798	-2.06%	0
2015	8.410247	8.151849	-3.07%	0
2014	8.640066	8.410247	-2.66%	0
2013	8.875572	8.640066	-2.65%	0
2012	8.770588	8.875572	1.20%	0
2011	9.038293	8.770588	-2.96%	0
1021

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	21.301674	25.944256	21.79%	0
2018	23.359083	21.301674	-8.81%	0
2017	20.384471	23.359083	14.59%	0
2016	19.176092	20.384471	6.30%	0
2015	19.912582	19.176092	-3.70%	0
2014	18.645669	19.912582	6.79%	0
2013	14.005170	18.645669	33.13%	0
2012	13.044539	14.005170	7.36%	0
2011	13.910382	13.044539	-6.22%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.504791	10.275850	8.11%	0
2018	10.391981	9.504791	-8.54%	0
2017	9.472668	10.391981	9.70%	0
2016	8.670914	9.472668	9.25%	0
2015	9.869111	8.670914	-12.14%	0
2014	10.154476	9.869111	-2.81%	0
2013	10.484143	10.154476	-3.14%	0
2012*	10.000000	10.484143	4.84%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.686034	10.744362	10.93%	0
2018	10.520891	9.686034	-7.94%	0
2017	9.904629	10.520891	6.22%	0
2016	9.041729	9.904629	9.54%	0
2015	9.571854	9.041729	-5.54%	0
2014*	10.000000	9.571854	-4.28%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.453685	9.779153	3.44%	0
2018	10.188031	9.453685	-7.21%	0
2017	9.508599	10.188031	7.15%	0
2016	9.549850	9.508599	-0.43%	0
2015	10.633643	9.549850	-10.19%	0
2014	10.957869	10.633643	-2.96%	0
2013	12.122018	10.957869	-9.60%	0
2012	11.907302	12.122018	1.80%	0
2011	11.350867	11.907302	4.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.338656	9.389661	0.55%	0
2018	9.631267	9.338656	-3.04%	0
2017	9.830791	9.631267	-2.03%	0
2016	10.029226	9.830791	-1.98%	0
2015	10.344527	10.029226	-3.05%	0
2014	10.612610	10.344527	-2.53%	0
2013	10.994641	10.612610	-3.47%	0
2012	10.747006	10.994641	2.30%	0
2011	10.996195	10.747006	-2.27%	0
1022

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.693260	9.631093	-0.64%	0
2018	9.879706	9.693260	-1.89%	0
2017	9.980601	9.879706	-1.01%	0
2016*	10.000000	9.980601	-0.19%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.381778	9.825457	4.73%	0
2018	9.760666	9.381778	-3.88%	0
2017	9.624028	9.760666	1.42%	0
2016	9.695923	9.624028	-0.74%	0
2015	9.988102	9.695923	-2.93%	0
2014	9.910590	9.988102	0.78%	0
2013	10.458219	9.910590	-5.24%	0
2012	9.872536	10.458219	5.93%	0
2011*	10.000000	9.872536	-1.27%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.840116	12.415056	26.17%	0
2018	11.116281	9.840116	-11.48%	0
2017*	10.000000	11.116281	11.16%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.854178	17.006006	32.30%	0
2018	12.979611	12.854178	-0.97%	0
2017	10.247305	12.979611	26.66%	0
2016*	10.000000	10.247305	2.47%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	12.789552	15.486379	21.09%	0
2018	16.346395	12.789552	-21.76%	0
2017	13.346192	16.346395	22.48%	0
2016	14.140246	13.346192	-5.62%	0
2015	14.594880	14.140246	-3.12%	0
2014	16.182101	14.594880	-9.81%	0
2013	13.059445	16.182101	23.91%	0
2012	11.072432	13.059445	17.95%	0
2011	13.777142	11.072432	-19.63%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	29.420842	36.614142	24.45%	0
2018	30.156659	29.420842	-2.44%	0
2017	24.481352	30.156659	23.18%	0
2016	28.338338	24.481352	-13.61%	0
2015	26.042637	28.338338	8.82%	0
2014	20.512109	26.042637	26.96%	0
2013	14.085490	20.512109	45.63%	0
2012	11.114205	14.085490	26.73%	0
2011	10.405980	11.114205	6.81%	0
1023

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.634695	5.001814	7.92%	0
2018	6.694083	4.634695	-30.76%	0
2017	7.057410	6.694083	-5.15%	0
2016	5.085843	7.057410	38.77%	0
2015	7.920440	5.085843	-35.79%	0
2014	10.150826	7.920440	-21.97%	0
2013	9.512483	10.150826	6.71%	0
2012*	10.000000	9.512483	-4.88%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.750185	5.141308	8.23%	0
2018	6.847013	4.750185	-30.62%	0
2017	7.198570	6.847013	-4.88%	0
2016	5.176836	7.198570	39.05%	0
2015	8.040434	5.176836	-35.61%	0
2014	10.273627	8.040434	-21.74%	0
2013	9.606778	10.273627	6.94%	0
2012*	10.000000	9.606778	-3.93%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.651484	6.51%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	22.805441	27.542572	20.77%	0
2018	23.271577	22.805441	-2.00%	0
2017	19.109412	23.271577	21.78%	0
2016	18.329577	19.109412	4.25%	0
2015	19.507788	18.329577	-6.04%	0
2014	20.549204	19.507788	-5.07%	0
2013	14.137485	20.549204	45.35%	0
2012	13.547294	14.137485	4.36%	0
2011	14.676185	13.547294	-7.69%	0
1024

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.323397	11.504200	11.44%	0
2018	11.524549	10.323397	-10.42%	0
2017	10.423615	11.524549	10.56%	0
2016	10.427321	10.423615	-0.04%	0
2015	10.925246	10.427321	-4.56%	0
2014	10.841982	10.925246	0.77%	0
2013	10.016601	10.841982	8.24%	0
2012*	10.000000	10.016601	0.17%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	19.410278	23.201675	19.53%	0
2018	21.322917	19.410278	-8.97%	0
2017	18.590806	21.322917	14.70%	0
2016	17.307399	18.590806	7.42%	0
2015	17.646282	17.307399	-1.92%	0
2014	16.697230	17.646282	5.68%	0
2013	12.828820	16.697230	30.15%	0
2012	11.316193	12.828820	13.37%	0
2011	11.031860	11.316193	2.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.554555	8.531786	12.94%	0
2018*	10.000000	7.554555	-24.45%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	25.371692	29.417452	15.95%	0
2018	30.981865	25.371692	-18.11%	0
2017	28.388004	30.981865	9.14%	0
2016	23.522131	28.388004	20.69%	0
2015	25.793776	23.522131	-8.81%	0
2014	24.483755	25.793776	5.35%	0
2013	18.395533	24.483755	33.10%	0
2012	16.058825	18.395533	14.55%	0
2011	18.172886	16.058825	-11.63%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	9.790805	10.310595	5.31%	0
2018	10.420552	9.790805	-6.04%	0
2017	10.393542	10.420552	0.26%	0
2016	10.295554	10.393542	0.95%	0
2015	10.916420	10.295554	-5.69%	0
2014	10.928349	10.916420	-0.11%	0
2013	12.348469	10.928349	-11.50%	0
2012	11.892542	12.348469	3.83%	195
2011	11.004635	11.892542	8.07%	193
1025

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	18.805246	22.503325	19.67%	0
2018	20.958515	18.805246	-10.27%	0
2017	18.014839	20.958515	16.34%	0
2016	16.455652	18.014839	9.48%	0
2015	18.093696	16.455652	-9.05%	0
2014	16.657015	18.093696	8.63%	0
2013	12.713769	16.657015	31.02%	0
2012	11.487782	12.713769	10.67%	0
2011	11.549032	11.487782	-0.53%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	19.934351	24.865602	24.74%	0
2018	23.689532	19.934351	-15.85%	0
2017	21.975418	23.689532	7.80%	0
2016	18.516504	21.975418	18.68%	0
2015	19.455805	18.516504	-4.83%	0
2014	17.308897	19.455805	12.40%	0
2013	13.779233	17.308897	25.62%	0
2012	12.260927	13.779233	12.38%	107
2011	12.786310	12.260927	-4.11%	129
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.647991	10.716206	11.07%	0
2018	10.275885	9.647991	-6.11%	0
2017	9.923175	10.275885	3.55%	0
2016	9.094993	9.923175	9.11%	0
2015*	10.000000	9.094993	-9.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.172154	9.680777	5.55%	0
2018	9.555850	9.172154	-4.02%	0
2017	9.574080	9.555850	-0.19%	0
2016	9.662298	9.574080	-0.91%	0
2015*	10.000000	9.662298	-3.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	10.904874	13.440886	23.26%	0
2018	12.182747	10.904874	-10.49%	0
2017	10.813913	12.182747	12.66%	0
2016	9.634600	10.813913	12.24%	0
2015*	10.000000	9.634600	-3.65%	0
1026

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	12.897432	14.686316	13.87%	0
2018	14.434122	12.897432	-10.65%	0
2017	13.125858	14.434122	9.97%	0
2016	13.075012	13.125858	0.39%	0
2015	13.658038	13.075012	-4.27%	0
2014	13.856439	13.658038	-1.43%	0
2013	12.523784	13.856439	10.64%	0
2012	11.778263	12.523784	6.33%	0
2011	12.639484	11.778263	-6.81%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.230902	11.857573	15.90%	0
2018	12.550962	10.230902	-18.49%	0
2017	11.281184	12.550962	11.26%	0
2016	10.125706	11.281184	11.41%	0
2015	10.741599	10.125706	-5.73%	0
2014*	10.000000	10.741599	7.42%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	27.919655	32.995532	18.18%	0
2018	31.725924	27.919655	-12.00%	0
2017	29.185401	31.725924	8.70%	0
2016	24.002952	29.185401	21.59%	0
2015	25.414245	24.002952	-5.55%	0
2014	25.001148	25.414245	1.65%	0
2013	18.373085	25.001148	36.07%	0
2012	16.417128	18.373085	11.91%	0
2011	16.881282	16.417128	-2.75%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	20.678552	26.071286	26.08%	0
2018	22.479763	20.678552	-8.01%	0
2017	19.176568	22.479763	17.23%	0
2016	17.793298	19.176568	7.77%	0
2015	18.242123	17.793298	-2.46%	0
2014	16.678944	18.242123	9.37%	0
2013	13.095742	16.678944	27.36%	0
2012	11.728712	13.095742	11.66%	0
2011	11.934723	11.728712	-1.73%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	18.004254	23.602748	31.10%	0
2018	20.046238	18.004254	-10.19%	0
2017	16.320048	20.046238	22.83%	0
2016	15.678515	16.320048	4.09%	0
2015	16.665899	15.678515	-5.92%	0
2014	15.983625	16.665899	4.27%	0
2013	13.679896	15.983625	16.84%	0
2012	12.845552	13.679896	6.50%	0
2011	12.215339	12.845552	5.16%	0
1027

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	14.880204	17.481610	17.48%	0
2018	19.069444	14.880204	-21.97%	0
2017	15.854268	19.069444	20.28%	0
2016	14.036999	15.854268	12.95%	0
2015	14.891727	14.036999	-5.74%	0
2014	15.199190	14.891727	-2.02%	0
2013	10.604158	15.199190	43.33%	0
2012	9.120869	10.604158	16.26%	0
2011	10.974641	9.120869	-16.89%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.346298	10.531262	12.68%	0
2018	10.069731	9.346298	-7.18%	0
2017*	10.000000	10.069731	0.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.266172	15.149425	23.51%	0
2018	15.275771	12.266172	-19.70%	0
2017	14.133645	15.275771	8.08%	0
2016	11.148765	14.133645	26.77%	0
2015	12.325890	11.148765	-9.55%	0
2014	12.068509	12.325890	2.13%	0
2013*	10.000000	12.068509	20.69%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.530185	9.868057	3.55%	0
2018	9.865701	9.530185	-3.40%	0
2017	9.861952	9.865701	0.04%	0
2016	9.360221	9.861952	5.36%	0
2015	9.776658	9.360221	-4.26%	0
2014*	10.000000	9.776658	-2.23%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.985500	10.419464	15.96%	0
2018*	10.000000	8.985500	-10.15%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.175310	10.741792	5.57%	0
2018	10.607610	10.175310	-4.08%	0
2017	10.572182	10.607610	0.34%	0
2016	10.559038	10.572182	0.12%	0
2015	10.967586	10.559038	-3.73%	0
2014	10.956954	10.967586	0.10%	0
2013	11.246489	10.956954	-2.57%	0
2012	10.627347	11.246489	5.83%	0
2011	10.774558	10.627347	-1.37%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.132752	10.160324	24.93%	0
2018*	10.000000	8.132752	-18.67%	0
1028

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	12.541302	14.037567	11.93%	0
2018	13.549189	12.541302	-7.44%	0
2017	12.420680	13.549189	9.09%	0
2016	12.205000	12.420680	1.77%	0
2015	12.688851	12.205000	-3.81%	0
2014	12.591633	12.688851	0.77%	0
2013	11.503229	12.591633	9.46%	0
2012	10.661744	11.503229	7.89%	0
2011	11.072099	10.661744	-3.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.229227	15.335808	15.92%	0
2018	14.568852	13.229227	-9.20%	0
2017	12.957489	14.568852	12.44%	0
2016	12.663592	12.957489	2.32%	0
2015	13.156195	12.663592	-3.74%	0
2014	13.007444	13.156195	1.14%	0
2013	11.632475	13.007444	11.82%	0
2012	10.639690	11.632475	9.33%	0
2011	11.140332	10.639690	-4.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.095672	16.917271	20.02%	0
2018	15.856800	14.095672	-11.11%	0
2017	13.584865	15.856800	16.72%	0
2016	13.205449	13.584865	2.87%	0
2015	13.728884	13.205449	-3.81%	0
2014	13.554498	13.728884	1.29%	0
2013	11.545186	13.554498	17.40%	0
2012	10.366290	11.545186	11.37%	0
2011	11.031460	10.366290	-6.03%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.680866	12.819219	20.02%	0
2018	11.560924	10.680866	-7.61%	0
2017	10.295017	11.560924	12.30%	0
2016*	10.000000	10.295017	2.95%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	23.906432	30.347722	26.94%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	9.679076	10.279290	6.20%	0
2018	13.307553	9.679076	-27.27%	0
2017	14.153207	13.307553	-5.97%	0
2016	10.962034	14.153207	29.11%	0
2015	14.305143	10.962034	-23.37%	0
2014	16.958991	14.305143	-15.65%	0
2013	14.126583	16.958991	20.05%	0
2012	13.949460	14.126583	1.27%	0
2011	15.215863	13.949460	-8.32%	0
1029

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	17.349087	21.324377	22.91%	0
2018	19.619772	17.349087	-11.57%	0
2017	18.009032	19.619772	8.94%	0
2016	15.820151	18.009032	13.84%	0
2015	17.084243	15.820151	-7.40%	0
2014	16.286267	17.084243	4.90%	0
2013	13.175367	16.286267	23.61%	0
2012	11.640666	13.175367	13.18%	128
2011	11.958826	11.640666	-2.66%	157
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.000764	13.795205	25.40%	0
2018	12.530312	11.000764	-12.21%	0
2017	11.110845	12.530312	12.78%	0
2016*	10.000000	11.110845	11.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	22.713586	29.426851	29.56%	0
2018	23.595348	22.713586	-3.74%	0
2017	18.096917	23.595348	30.38%	0
2016	18.610453	18.096917	-2.76%	0
2015	18.002586	18.610453	3.38%	0
2014	16.770040	18.002586	7.35%	0
2013	12.751407	16.770040	31.52%	0
2012	11.527251	12.751407	10.62%	0
2011	11.923679	11.527251	-3.32%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.397489	10.999965	5.79%	0
2018	10.839626	10.397489	-4.08%	0
2017	10.778223	10.839626	0.57%	0
2016	10.667341	10.778223	1.04%	0
2015	11.125955	10.667341	-4.12%	0
2014	10.893647	11.125955	2.13%	0
2013	11.503323	10.893647	-5.30%	0
2012	11.265573	11.503323	2.11%	0
2011	10.883235	11.265573	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	28.639769	34.112262	19.11%	0
2018	34.758032	28.639769	-17.60%	0
2017	29.816831	34.758032	16.57%	0
2016	27.546998	29.816831	8.24%	0
2015	28.958930	27.546998	-4.88%	0
2014	28.243737	28.958930	2.53%	0
2013	21.496293	28.243737	31.39%	0
2012	19.405631	21.496293	10.77%	79
2011	22.509818	19.405631	-13.79%	90
1030

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	16.441376	20.271272	23.29%	0
2018	20.020561	16.441376	-17.88%	0
2017	15.925651	20.020561	25.71%	0
2016	17.383507	15.925651	-8.39%	0
2015	17.403201	17.383507	-0.11%	0
2014	19.625650	17.403201	-11.32%	0
2013	15.591471	19.625650	25.87%	0
2012	13.394985	15.591471	16.40%	0
2011	16.757484	13.394985	-20.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	20.275662	26.292491	29.68%	0
2018	25.420098	20.275662	-20.24%	0
2017	22.072158	25.420098	15.17%	0
2016	20.886737	22.072158	5.68%	0
2015	22.311516	20.886737	-6.39%	0
2014	21.662121	22.311516	3.00%	0
2013	17.207112	21.662121	25.89%	0
2012	14.005162	17.207112	22.86%	0
2011	15.921321	14.005162	-12.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.373723	12.023622	15.90%	0
2018	11.875747	10.373723	-12.65%	0
2017	10.966164	11.875747	8.29%	0
2016	10.018777	10.966164	9.46%	0
2015	11.047194	10.018777	-9.31%	0
2014	11.107885	11.047194	-0.55%	0
2013	9.280669	11.107885	19.69%	0
2012	8.322102	9.280669	11.52%	0
2011	8.740321	8.322102	-4.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	12.502891	14.031940	12.23%	0
2018	13.513669	12.502891	-7.48%	0
2017	12.740979	13.513669	6.06%	0
2016	11.554155	12.740979	10.27%	0
2015	12.855454	11.554155	-10.12%	0
2014	12.707614	12.855454	1.16%	0
2013	11.533276	12.707614	10.18%	0
2012	10.588137	11.533276	8.93%	0
2011	10.693683	10.588137	-0.99%	0
1031

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	20.996616	26.238991	24.97%	0
2018	22.878566	20.996616	-8.23%	0
2017	19.622599	22.878566	16.59%	0
2016	17.485210	19.622599	12.22%	0
2015	18.766587	17.485210	-6.83%	0
2014	17.849950	18.766587	5.14%	0
2013	14.233084	17.849950	25.41%	0
2012	13.147308	14.233084	8.26%	0
2011	12.825566	13.147308	2.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	24.390307	29.799859	22.18%	0
2018	28.956561	24.390307	-15.77%	0
2017	27.059477	28.956561	7.01%	0
2016	21.491976	27.059477	25.91%	0
2015	23.998424	21.491976	-10.44%	0
2014	24.676786	23.998424	-2.75%	0
2013	18.730706	24.676786	31.75%	0
2012	16.362584	18.730706	14.47%	0
2011	17.581067	16.362584	-6.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	8.998788	11.024993	22.52%	0
2018	11.053867	8.998788	-18.59%	0
2017	8.140220	11.053867	35.79%	0
2016	7.167023	8.140220	13.58%	0
2015	9.219167	7.167023	-22.26%	0
2014*	10.000000	9.219167	-7.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	14.502287	15.780789	8.82%	0
2018	17.739693	14.502287	-18.25%	0
2017	15.719134	17.739693	12.85%	0
2016	15.165896	15.719134	3.65%	0
2015	16.772779	15.165896	-9.58%	0
2014	19.518283	16.772779	-14.07%	0
2013	16.413637	19.518283	18.92%	0
2012	14.357282	16.413637	14.32%	0
2011	16.613468	14.357282	-13.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.824895	8.705438	-1.35%	0
2018	8.954272	8.824895	-1.44%	0
2017	9.084052	8.954272	-1.43%	0
2016	9.125036	9.084052	-0.45%	0
2015	9.861052	9.125036	-7.46%	0
2014*	10.000000	9.861052	-1.39%	0
1032

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.349897	11.203042	8.24%	0
2018	11.190372	10.349897	-7.51%	0
2017	10.229785	11.190372	9.39%	0
2016	10.138129	10.229785	0.90%	0
2015	11.131775	10.138129	-8.93%	0
2014	11.074706	11.131775	0.52%	0
2013	10.084409	11.074706	9.82%	0
2012*	10.000000	10.084409	0.84%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.277883	9.763222	5.23%	0
2018*	10.000000	9.277883	-7.22%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.627432	8.760973	1.55%	0
2018	9.400567	8.627432	-8.22%	0
2017	9.375927	9.400567	0.26%	0
2016	9.742132	9.375927	-3.76%	0
2015	9.891708	9.742132	-1.51%	0
2014	9.773846	9.891708	1.21%	0
2013*	10.000000	9.773846	-2.26%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.345007	20.243984	31.93%	0
2018	16.514340	15.345007	-7.08%	0
2017	13.442770	16.514340	22.85%	0
2016	13.625409	13.442770	-1.34%	0
2015	13.451479	13.625409	1.29%	0
2014	12.860045	13.451479	4.60%	0
2013	9.512920	12.860045	35.19%	0
2012*	10.000000	9.512920	-4.87%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.800468	14.268121	20.91%	0
2018	13.807251	11.800468	-14.53%	0
2017	12.452305	13.807251	10.88%	0
2016	11.378347	12.452305	9.44%	0
2015	12.292964	11.378347	-7.44%	0
2014	12.203709	12.292964	0.73%	0
2013	9.823711	12.203709	24.23%	0
2012*	10.000000	9.823711	-1.76%	0
1033

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	24.021242	30.535103	27.12%	0
2018	28.688677	24.021242	-16.27%	0
2017	21.760733	28.688677	31.84%	0
2016	22.536737	21.760733	-3.44%	0
2015	22.480353	22.536737	0.25%	0
2014	22.779257	22.480353	-1.31%	0
2013	18.549486	22.779257	22.80%	0
2012	15.860903	18.549486	16.95%	0
2011	17.930329	15.860903	-11.54%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.857171	9.473345	6.96%	0
2018	9.596803	8.857171	-7.71%	0
2017	9.358443	9.596803	2.55%	0
2016	9.106387	9.358443	2.77%	0
2015	9.657875	9.106387	-5.71%	0
2014	9.744677	9.657875	-0.89%	0
2013	10.114382	9.744677	-3.66%	0
2012*	10.000000	10.114382	1.14%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	7.950201	9.836836	23.73%	0
2018	10.221844	7.950201	-22.22%	0
2017	8.358972	10.221844	22.29%	0
2016	8.884698	8.358972	-5.92%	0
2015	8.911170	8.884698	-0.30%	0
2014*	10.000000	8.911170	-10.89%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	18.799276	23.948644	27.39%	0
2018	21.157971	18.799276	-11.15%	0
2017	18.757277	21.157971	12.80%	0
2016	17.426568	18.757277	7.64%	0
2015	17.478271	17.426568	-0.30%	0
2014	16.371924	17.478271	6.76%	0
2013	12.880736	16.371924	27.10%	0
2012	11.423828	12.880736	12.75%	0
2011	11.850146	11.423828	-3.60%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	25.656083	31.293192	21.97%	0
2018	29.663274	25.656083	-13.51%	0
2017	26.926832	29.663274	10.16%	0
2016	23.661428	26.926832	13.80%	0
2015	26.056966	23.661428	-9.19%	0
2014	24.133495	26.056966	7.97%	0
2013	17.746969	24.133495	35.99%	0
2012	15.597803	17.746969	13.78%	70
2011	16.522822	15.597803	-5.60%	88
1034

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.308532	14.494540	17.76%	0
2018	13.463364	12.308532	-8.58%	0
2017	11.770515	13.463364	14.38%	0
2016	12.491951	11.770515	-5.78%	0
2015	14.094890	12.491951	-11.37%	0
2014	15.386235	14.094890	-8.39%	0
2013	12.715412	15.386235	21.00%	0
2012	11.034329	12.715412	15.24%	0
2011	12.296328	11.034329	-10.26%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.142209	11.980561	7.52%	0
2018	11.773586	11.142209	-5.36%	0
2017	11.412017	11.773586	3.17%	0
2016	10.156277	11.412017	12.36%	0
2015	11.233696	10.156277	-9.59%	0
2014	11.399893	11.233696	-1.46%	0
2013	10.668676	11.399893	6.85%	0
2012*	10.000000	10.668676	6.69%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.432239	19.251148	33.39%	0
2018	14.936402	14.432239	-3.38%	0
2017	12.170906	14.936402	22.72%	0
2016	11.859816	12.170906	2.62%	0
2015	13.017069	11.859816	-8.89%	0
2014	12.479277	13.017069	4.31%	0
2013	9.931588	12.479277	25.65%	0
2012*	10.000000	9.931588	-0.68%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	19.539825	23.103701	18.24%	0
2018	20.123677	19.539825	-2.90%	0
2017	17.613898	20.123677	14.25%	0
2016	17.458461	17.613898	0.89%	0
2015	17.980482	17.458461	-2.90%	0
2014	17.178801	17.980482	4.67%	0
2013	14.828394	17.178801	15.85%	0
2012	13.526458	14.828394	9.63%	0
2011	13.800032	13.526458	-1.98%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.103030	9.619345	5.67%	0
2018	9.538134	9.103030	-4.56%	0
2017	9.542769	9.538134	-0.05%	0
2016	9.653051	9.542769	-1.14%	0
2015*	10.000000	9.653051	-3.47%	0
1035

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	29.447016	38.969249	32.34%	0
2018	29.943221	29.447016	-1.66%	0
2017	23.817262	29.943221	25.72%	0
2016	24.158537	23.817262	-1.41%	0
2015	22.318647	24.158537	8.24%	0
2014	21.278457	22.318647	4.89%	0
2013	16.811762	21.278457	26.57%	0
2012	14.037476	16.811762	19.76%	0
2011	15.598420	14.037476	-10.01%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	20.717273	29.013017	40.04%	0
2018	21.235447	20.717273	-2.44%	0
2017	15.151965	21.235447	40.15%	0
2016	13.761267	15.151965	10.11%	0
2015	13.599120	13.761267	1.19%	0
2014	12.860941	13.599120	5.74%	0
2013	9.823059	12.860941	30.93%	0
2012*	10.000000	9.823059	-1.77%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	18.483303	22.646883	22.53%	0
2018	22.528118	18.483303	-17.95%	0
2017	17.808378	22.528118	26.50%	0
2016	19.738579	17.808378	-9.78%	0
2015	22.383540	19.738579	-11.82%	0
2014	26.334916	22.383540	-15.00%	0
2013	23.830063	26.334916	10.51%	0
2012	21.775329	23.830063	9.44%	0
2011	33.280389	21.775329	-34.57%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.195634	9.362946	14.24%	0
2018	10.408701	8.195634	-21.26%	0
2017	8.419716	10.408701	23.62%	0
2016	7.208206	8.419716	16.81%	0
2015	9.324686	7.208206	-22.70%	0
2014*	10.000000	9.324686	-6.75%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.458031	9.915118	4.83%	0
2018	9.884083	9.458031	-4.31%	0
2017	9.840222	9.884083	0.45%	0
2016*	10.000000	9.840222	-1.60%	0
1036

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.245516	19.461481	36.61%	0
2018	14.992121	14.245516	-4.98%	0
2017	12.270871	14.992121	22.18%	0
2016	11.662293	12.270871	5.22%	0
2015	12.324849	11.662293	-5.38%	0
2014	13.778280	12.324849	-10.55%	0
2013	10.089390	13.778280	36.56%	0
2012*	10.000000	10.089390	0.89%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	21.655546	27.119876	25.23%	0
2018	24.986994	21.655546	-13.33%	0
2017	22.017262	24.986994	13.49%	0
2016	20.009866	22.017262	10.03%	0
2015	20.887858	20.009866	-4.20%	0
2014	19.600874	20.887858	6.57%	0
2013	14.948308	19.600874	31.12%	0
2012	13.340763	14.948308	12.05%	0
2011	13.859754	13.340763	-3.74%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.710385	7.10%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.064003	18.303893	21.51%	0
2018	17.259675	15.064003	-12.72%	0
2017	14.072533	17.259675	22.65%	0
2016	14.013057	14.072533	0.42%	0
2015	13.629792	14.013057	2.81%	0
2014	13.937065	13.629792	-2.20%	0
2013	11.291866	13.937065	23.43%	0
2012	10.073266	11.291866	12.10%	0
2011	10.604891	10.073266	-5.01%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.822581	15.958080	34.98%	0
2018	12.158432	11.822581	-2.76%	0
2017	9.814061	12.158432	23.89%	0
2016	9.587921	9.814061	2.36%	0
2015*	10.000000	9.587921	-4.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.099931	10.802987	6.96%	0
2018	10.542541	10.099931	-4.20%	0
2017	10.294452	10.542541	2.41%	0
2016	10.055497	10.294452	2.38%	0
2015	10.485965	10.055497	-4.11%	0
2014	10.081087	10.485965	4.02%	0
2013	10.485978	10.081087	-3.86%	0
2012	9.931678	10.485978	5.58%	0
2011	9.743173	9.931678	1.93%	0
1037

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	17.372984	19.180228	10.40%	0
2018	19.331169	17.372984	-10.13%	0
2017	18.240450	19.331169	5.98%	0
2016	17.056394	18.240450	6.94%	0
2015	17.848386	17.056394	-4.44%	0
2014	17.939035	17.848386	-0.51%	0
2013	20.331779	17.939035	-11.77%	0
2012	17.838395	20.331779	13.98%	0
2011	17.257438	17.838395	3.37%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.744163	10.812032	23.65%	0
2018	9.819010	8.744163	-10.95%	0
2017	9.021389	9.819010	8.84%	0
2016	8.113864	9.021389	11.18%	0
2015*	10.000000	8.113864	-18.86%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.179251	18.201272	19.91%	0
2018	16.915212	15.179251	-10.26%	0
2017	14.883261	16.915212	13.65%	0
2016	13.864078	14.883261	7.35%	0
2015	15.444279	13.864078	-10.23%	0
2014	16.308112	15.444279	-5.30%	0
2013	12.783709	16.308112	27.57%	0
2012	10.781456	12.783709	18.57%	0
2011	11.251120	10.781456	-4.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.019292	15.206205	16.80%	0
2018	14.171835	13.019292	-8.13%	0
2017	12.655261	14.171835	11.98%	0
2016	12.005427	12.655261	5.41%	0
2015	12.294156	12.005427	-2.35%	0
2014	12.109411	12.294156	1.53%	0
2013	10.157365	12.109411	19.22%	0
2012	9.078015	10.157365	11.89%	0
2011	9.300718	9.078015	-2.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.021274	9.507265	5.39%	0
2018	9.432105	9.021274	-4.36%	0
2017	9.449583	9.432105	-0.18%	0
2016	9.518867	9.449583	-0.73%	0
2015	9.866520	9.518867	-3.52%	0
2014	9.719325	9.866520	1.51%	0
2013	10.316569	9.719325	-5.79%	0
2012	10.164676	10.316569	1.49%	232
2011	9.941505	10.164676	2.24%	225
1038

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	14.397291	18.764348	30.33%	0
2018	16.440804	14.397291	-12.43%	0
2017	12.980286	16.440804	26.66%	0
2016	13.396894	12.980286	-3.11%	0
2015	13.003295	13.396894	3.03%	0
2014	13.204701	13.003295	-1.53%	0
2013	10.614850	13.204701	24.40%	0
2012	8.991856	10.614850	18.05%	165
2011	10.252704	8.991856	-12.30%	194
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.022604	20.186473	25.99%	0
2018	16.682114	16.022604	-3.95%	0
2017	13.497524	16.682114	23.59%	0
2016	12.796897	13.497524	5.47%	0
2015	12.434441	12.796897	2.91%	0
2014	11.898931	12.434441	4.50%	0
2013	9.493659	11.898931	25.34%	0
2012	8.363017	9.493659	13.52%	179
2011	9.073228	8.363017	-7.83%	213
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	13.494144	16.398167	21.52%	0
2018	14.269161	13.494144	-5.43%	0
2017	12.101092	14.269161	17.92%	0
2016	11.263953	12.101092	7.43%	0
2015	11.523181	11.263953	-2.25%	0
2014	10.810740	11.523181	6.59%	0
2013	8.407593	10.810740	28.58%	0
2012	7.427759	8.407593	13.19%	202
2011	7.856377	7.427759	-5.46%	243
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	11.381680	12.015270	5.57%	0
2018	12.054997	11.381680	-5.59%	0
2017	11.722957	12.054997	2.83%	0
2016	11.157116	11.722957	5.07%	0
2015	11.881336	11.157116	-6.10%	0
2014	11.827459	11.881336	0.46%	0
2013	12.370230	11.827459	-4.39%	0
2012	11.397251	12.370230	8.54%	0
2011	11.165679	11.397251	2.07%	0
1039

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	19.356745	23.773124	22.82%	0
2018	21.635289	19.356745	-10.53%	0
2017	19.008894	21.635289	13.82%	0
2016	16.717824	19.008894	13.70%	0
2015	18.493489	16.717824	-9.60%	0
2014	17.557408	18.493489	5.33%	0
2013	13.419205	17.557408	30.84%	0
2012	11.744162	13.419205	14.26%	0
2011	12.461900	11.744162	-5.76%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.276221	10.310754	11.15%	0
2018	10.482667	9.276221	-11.51%	0
2017	9.152157	10.482667	14.54%	0
2016	9.190224	9.152157	-0.41%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.957512	10.263097	3.07%	0
2018*	10.000000	9.957512	-0.42%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.115912	16.771872	10.96%	0
2018	16.118074	15.115912	-6.22%	0
2017	15.611638	16.118074	3.24%	0
2016	14.140952	15.611638	10.40%	0
2015	15.015156	14.140952	-5.82%	0
2014	15.141411	15.015156	-0.83%	0
2013	14.623847	15.141411	3.54%	0
2012	13.202270	14.623847	10.77%	0
2011	13.149671	13.202270	0.40%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.348457	16.533430	23.86%	0
2018	14.534591	13.348457	-8.16%	0
2017	12.046281	14.534591	20.66%	0
2016	10.970382	12.046281	9.81%	0
2015	11.481761	10.970382	-4.45%	0
2014	11.142735	11.481761	3.04%	0
2013	8.027911	11.142735	38.80%	0
2012	7.106164	8.027911	12.97%	0
2011	8.317804	7.106164	-14.57%	0
1040

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.381764	10.766827	28.46%	0
2018	10.403970	8.381764	-19.44%	0
2017	8.569495	10.403970	21.41%	0
2016	9.085734	8.569495	-5.68%	0
2015	9.457803	9.085734	-3.93%	0
2014	9.914690	9.457803	-4.61%	0
2013	8.468062	9.914690	17.08%	0
2013	8.468062	9.914690	17.08%	0
2012	7.581074	8.468062	11.70%	0
2011	8.674180	7.581074	-12.60%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	19.190384	23.942909	24.77%	0
2018	19.904376	19.190384	-3.59%	0
2017	17.116206	19.904376	16.29%	0
2016	15.922000	17.116206	7.50%	0
2015	16.357135	15.922000	-2.66%	0
2014	15.127768	16.357135	8.13%	0
2013	11.960953	15.127768	26.48%	0
2012	10.865502	11.960953	10.08%	0
2011	11.193209	10.865502	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.151792	13.367690	19.87%	0
2018	12.923398	11.151792	-13.71%	0
2017	11.154543	12.923398	15.86%	0
2016	10.643886	11.154543	4.80%	0
2015	11.203708	10.643886	-5.00%	0
2014	11.087499	11.203708	1.05%	0
2013	8.855480	11.087499	25.20%	0
2012	7.884729	8.855480	12.31%	0
2011	8.708836	7.884729	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	10.678336	11.996677	12.35%	0
2018	11.779165	10.678336	-9.35%	0
2017	10.869925	11.779165	8.36%	0
2016	10.592781	10.869925	2.62%	0
2015	11.071605	10.592781	-4.32%	0
2014	10.977683	11.071605	0.86%	0
2013	9.900999	10.977683	10.87%	0
2012	9.219885	9.900999	7.39%	0
2011	9.663826	9.219885	-4.59%	0
1041

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.111391	12.919565	16.27%	0
2018	12.513979	11.111391	-11.21%	0
2017	11.173622	12.513979	12.00%	0
2016	10.765619	11.173622	3.79%	0
2015	11.282993	10.765619	-4.59%	0
2014	11.144545	11.282993	1.24%	0
2013	9.505269	11.144545	17.25%	0
2012	8.650266	9.505269	9.88%	0
2011	9.264295	8.650266	-6.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	9.817852	10.506957	7.02%	0
2018	10.426437	9.817852	-5.84%	0
2017	10.136677	10.426437	2.86%	0
2016	10.019437	10.136677	1.17%	0
2015	10.438003	10.019437	-4.01%	0
2014	10.445687	10.438003	-0.07%	0
2013	10.294345	10.445687	1.47%	0
2012	9.903856	10.294345	3.94%	0
2011	10.098512	9.903856	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	9.954506	10.959529	10.10%	0
2018	11.072691	9.954506	-10.10%	0
2017	9.976294	11.072691	10.99%	0
2016	9.772724	9.976294	2.08%	0
2015	10.559746	9.772724	-7.45%	0
2014	10.678775	10.559746	-1.11%	0
2013*	10.000000	10.678775	6.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.215671	11.401395	11.61%	0
2018	11.370641	10.215671	-10.16%	0
2017	9.981603	11.370641	13.92%	0
2016	9.717562	9.981603	2.72%	0
2015	10.564483	9.717562	-8.02%	0
2014	10.815436	10.564483	-2.32%	0
2013*	10.000000	10.815436	8.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	10.940254	12.498839	14.25%	0
2018	12.178894	10.940254	-10.17%	0
2017	11.049674	12.178894	10.22%	0
2016	10.704285	11.049674	3.23%	0
2015	11.188894	10.704285	-4.33%	0
2014	11.065050	11.188894	1.12%	0
2013	9.713150	11.065050	13.92%	0
2012	8.939563	9.713150	8.65%	0
2011	9.464777	8.939563	-5.55%	0
1042

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.110061	13.131873	18.20%	0
2018	12.698287	11.110061	-12.51%	0
2017	11.120794	12.698287	14.19%	0
2016	10.687869	11.120794	4.05%	0
2015	11.221877	10.687869	-4.76%	0
2014	11.098574	11.221877	1.11%	0
2013	9.235160	11.098574	20.18%	0
2012	8.335263	9.235160	10.80%	0
2011	9.041561	8.335263	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.472885	11.575703	10.53%	0
2018	11.374152	10.472885	-7.92%	0
2017	10.703086	11.374152	6.27%	0
2016	10.441065	10.703086	2.51%	0
2015	10.913679	10.441065	-4.33%	0
2014	10.843475	10.913679	0.65%	0
2013	10.080549	10.843475	7.57%	0
2012	9.473849	10.080549	6.40%	0
2011	9.822979	9.473849	-3.55%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	11.636398	12.657443	8.77%	0
2018	14.275792	11.636398	-18.49%	0
2017	12.028652	14.275792	18.68%	0
2016	12.300892	12.028652	-2.21%	0
2015	13.237563	12.300892	-7.08%	0
2014	14.903708	13.237563	-11.18%	0
2013	12.833345	14.903708	16.13%	0
2012	11.100510	12.833345	15.61%	0
2011	13.107766	11.100510	-15.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.133978	10.651917	5.11%	0
2018	10.554364	10.133978	-3.98%	0
2017	10.475683	10.554364	0.75%	0
2016	10.315816	10.475683	1.55%	0
2015	10.762632	10.315816	-4.15%	0
2014	10.632419	10.762632	1.22%	0
2013	11.234445	10.632419	-5.36%	0
2012	10.809884	11.234445	3.93%	0
2011	10.521348	10.809884	2.74%	0
1043

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	10.720464	11.361291	5.98%	0
2018	11.251919	10.720464	-4.72%	0
2017	11.212452	11.251919	0.35%	0
2016	11.219730	11.212452	-0.06%	0
2015	11.662969	11.219730	-3.80%	0
2014	11.499600	11.662969	1.42%	0
2013	12.140826	11.499600	-5.28%	0
2012	11.721815	12.140826	3.57%	0
2011	11.429486	11.721815	2.56%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.651078	11.177346	15.81%	0
2018	11.114530	9.651078	-13.17%	0
2017	9.749002	11.114530	14.01%	0
2016	9.050140	9.749002	7.72%	0
2015*	10.000000	9.050140	-9.50%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.542409	10.843621	13.64%	0
2018	10.707116	9.542409	-10.88%	0
2017	9.726064	10.707116	10.09%	0
2016	9.246197	9.726064	5.19%	0
2015*	10.000000	9.246197	-7.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	21.375769	25.355410	18.62%	0
2018	26.850558	21.375769	-20.39%	0
2017	19.659338	26.850558	36.58%	0
2016	18.913728	19.659338	3.94%	0
2015	23.350260	18.913728	-19.00%	0
2014	25.615322	23.350260	-8.84%	0
2013	26.376485	25.615322	-2.89%	0
2012	23.317043	26.376485	13.12%	0
2011	31.151253	23.317043	-25.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.264008	9.520042	2.76%	0
2018	9.586525	9.264008	-3.36%	0
2017	9.710356	9.586525	-1.28%	0
2016	9.966890	9.710356	-2.57%	0
2015	10.318278	9.966890	-3.41%	0
2014	10.204161	10.318278	1.12%	0
2013	10.998496	10.204161	-7.22%	0
2012	11.037403	10.998496	-0.35%	0
2011	10.640928	11.037403	3.73%	0
1044

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.947589	6.838003	-1.58%	0
2018	7.087435	6.947589	-1.97%	0
2017	7.297869	7.087435	-2.88%	0
2016	7.545651	7.297869	-3.28%	0
2015	7.803155	7.545651	-3.30%	0
2014	8.069444	7.803155	-3.30%	0
2013	8.344827	8.069444	-3.30%	0
2012	8.630375	8.344827	-3.31%	86
2011	8.924067	8.630375	-3.29%	79
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.188472	8.266003	14.99%	0
2018	8.727150	7.188472	-17.63%	0
2017	7.101297	8.727150	22.90%	0
2016	7.296731	7.101297	-2.68%	0
2015	7.796961	7.296731	-6.42%	0
2014	8.121551	7.796961	-4.00%	0
2013	7.143932	8.121551	13.68%	0
2012	6.411945	7.143932	11.42%	0
2011	7.367153	6.411945	-12.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.634216	8.947529	17.20%	0
2018	9.195367	7.634216	-16.98%	0
2017	7.639725	9.195367	20.36%	0
2016	7.858611	7.639725	-2.79%	0
2015	8.241366	7.858611	-4.64%	0
2014	9.084851	8.241366	-9.28%	0
2013	7.763521	9.084851	17.02%	0
2012	6.792065	7.763521	14.30%	0
2011	8.059160	6.792065	-15.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	18.492544	22.126249	19.65%	0
2018	20.985730	18.492544	-11.88%	0
2017	18.322784	20.985730	14.53%	0
2016	17.307571	18.322784	5.87%	0
2015	18.078739	17.307571	-4.27%	0
2014	17.807944	18.078739	1.52%	0
2013	14.472062	17.807944	23.05%	0
2012	12.913400	14.472062	12.07%	0
2011	13.899745	12.913400	-7.10%	0
1045

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	13.574982	15.140921	11.54%	0
2018	14.756558	13.574982	-8.01%	0
2017	13.730318	14.756558	7.47%	0
2016	13.355770	13.730318	2.80%	0
2015	13.835607	13.355770	-3.47%	0
2014	13.680481	13.835607	1.13%	0
2013	12.472886	13.680481	9.68%	0
2012	11.792678	12.472886	5.77%	0
2011	12.087276	11.792678	-2.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	15.903052	18.444848	15.98%	0
2018	17.586979	15.903052	-9.57%	0
2017	15.839639	17.586979	11.03%	0
2016	15.202069	15.839639	4.19%	0
2015	15.804971	15.202069	-3.81%	0
2014	15.534691	15.804971	1.74%	0
2013	13.443818	15.534691	15.55%	0
2012	12.386335	13.443818	8.54%	0
2011	12.929129	12.386335	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.535095	11.158640	5.92%	0
2018	11.096772	10.535095	-5.06%	0
2017	10.857381	11.096772	2.20%	0
2016	10.767738	10.857381	0.83%	0
2015	11.105826	10.767738	-3.04%	0
2014	11.054753	11.105826	0.46%	0
2013	10.905104	11.054753	1.37%	0
2012	10.723205	10.905104	1.70%	0
2011	10.772496	10.723205	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.027242	10.956740	9.27%	0
2018	10.989683	10.027242	-8.76%	0
2017	9.965330	10.989683	10.28%	0
2016	9.748034	9.965330	2.23%	0
2015	10.418437	9.748034	-6.43%	0
2014	10.515756	10.418437	-0.93%	0
2013*	10.000000	10.515756	5.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.294617	11.472882	11.45%	0
2018	11.334218	10.294617	-9.17%	0
2017	10.020071	11.334218	13.12%	0
2016	9.687651	10.020071	3.43%	0
2015	10.430865	9.687651	-7.13%	0
2014	10.603043	10.430865	-1.62%	0
2013*	10.000000	10.603043	6.03%	0
1046

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	14.728567	16.769958	13.86%	0
2018	16.151567	14.728567	-8.81%	0
2017	14.789273	16.151567	9.21%	0
2016	14.272996	14.789273	3.62%	0
2015	14.809691	14.272996	-3.62%	0
2014	14.560680	14.809691	1.71%	0
2013	12.910710	14.560680	12.78%	0
2012	12.049553	12.910710	7.15%	0
2011	12.464897	12.049553	-3.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	16.991614	20.017563	17.81%	0
2018	19.046635	16.991614	-10.79%	0
2017	16.879306	19.046635	12.84%	0
2016	16.089059	16.879306	4.91%	0
2015	16.760512	16.089059	-4.01%	0
2014	16.513896	16.760512	1.49%	0
2013	13.954539	16.513896	18.34%	0
2012	12.686185	13.954539	10.00%	0
2011	13.403302	12.686185	-5.35%	10,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	12.662785	13.895977	9.74%	0
2018	13.605144	12.662785	-6.93%	0
2017	12.881490	13.605144	5.62%	0
2016	12.601180	12.881490	2.22%	0
2015	13.035222	12.601180	-3.33%	0
2014	12.870098	13.035222	1.28%	0
2013	12.045116	12.870098	6.85%	0
2012	11.530157	12.045116	4.47%	0
2011	11.681760	11.530157	-1.30%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.331265	3.31%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.627966	6.28%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	14.577195	18.355931	25.92%	0
2018	15.600343	14.577195	-6.56%	0
2017	12.419912	15.600343	25.61%	0
2016	12.591959	12.419912	-1.37%	0
2015	12.626520	12.591959	-0.27%	0
2014	11.854377	12.626520	6.51%	0
2013	9.120094	11.854377	29.98%	0
2012	8.121225	9.120094	12.30%	0
2011	8.678331	8.121225	-6.42%	0
1047

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.225563	11.763965	15.04%	0
2018	11.112229	10.225563	-7.98%	0
2017	9.774511	11.112229	13.69%	0
2016	9.311228	9.774511	4.98%	0
2015	9.850377	9.311228	-5.47%	0
2014*	10.000000	9.850377	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.475787	13.536593	17.96%	0
2018	12.183434	11.475787	-5.81%	0
2017	10.351824	12.183434	17.69%	0
2016	9.726964	10.351824	6.42%	0
2015	10.044743	9.726964	-3.16%	0
2014*	10.000000	10.044743	0.45%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	23.680320	31.447974	32.80%	0
2018	24.876497	23.680320	-4.81%	0
2017	20.243025	24.876497	22.89%	0
2016	20.258394	20.243025	-0.08%	0
2015	19.985908	20.258394	1.36%	0
2014	19.037872	19.985908	4.98%	0
2013	14.445549	19.037872	31.79%	0
2012	12.615559	14.445549	14.51%	0
2011	13.379011	12.615559	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	19.804142	24.260744	22.50%	0
2018	22.626929	19.804142	-12.48%	0
2017	21.576166	22.626929	4.87%	0
2016	18.559035	21.576166	16.26%	0
2015	20.084651	18.559035	-7.60%	0
2014	18.389015	20.084651	9.22%	0
2013	14.442051	18.389015	27.33%	0
2012	13.050778	14.442051	10.66%	233
2011	13.429928	13.050778	-2.82%	283
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	26.299062	31.954772	21.51%	0
2018	30.696701	26.299062	-14.33%	0
2017	27.415065	30.696701	11.97%	0
2016	23.566265	27.415065	16.33%	0
2015	25.004238	23.566265	-5.75%	0
2014	23.631411	25.004238	5.81%	0
2013	18.367313	23.631411	28.66%	0
2012	16.170129	18.367313	13.59%	0
2011	17.157463	16.170129	-5.75%	0
1048

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	10.950208	12.310353	12.42%	0
2018	13.701513	10.950208	-20.08%	0
2017	11.562048	13.701513	18.50%	0
2016	11.388262	11.562048	1.53%	0
2015	12.442229	11.388262	-8.47%	0
2014	14.245632	12.442229	-12.66%	0
2013	12.169851	14.245632	17.06%	0
2012	10.752931	12.169851	13.18%	0
2011	13.303134	10.752931	-19.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	11.846187	14.330455	20.97%	0
2018	13.891224	11.846187	-14.72%	0
2017	12.559935	13.891224	10.60%	0
2016	11.191562	12.559935	12.23%	0
2015	11.985483	11.191562	-6.62%	0
2014	11.242862	11.985483	6.61%	0
2013	8.610320	11.242862	30.57%	0
2012	7.572679	8.610320	13.70%	0
2011	8.338696	7.572679	-9.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.021659	17.989901	19.76%	0
2018	17.891150	15.021659	-16.04%	0
2017	16.250845	17.891150	10.09%	0
2016	14.289641	16.250845	13.72%	0
2015	15.216478	14.289641	-6.09%	0
2014	13.446979	15.216478	13.16%	0
2013	10.248979	13.446979	31.20%	0
2012	9.110395	10.248979	12.50%	0
2011	9.644592	9.110395	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	17.926738	23.467973	30.91%	0
2018	20.202268	17.926738	-11.26%	0
2017	16.758935	20.202268	20.55%	0
2016	16.036950	16.758935	4.50%	0
2015	16.496956	16.036950	-2.79%	0
2014	16.637708	16.496956	-0.85%	0
2013	11.952020	16.637708	39.20%	0
2012	10.929823	11.952020	9.35%	0
2011	11.400284	10.929823	-4.13%	0
1049

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	22.421157	25.733765	14.77%	0
2018	27.982797	22.421157	-19.88%	0
2017	26.606030	27.982797	5.17%	0
2016	21.901337	26.606030	21.48%	0
2015	24.169050	21.901337	-9.38%	0
2014	23.410099	24.169050	3.24%	0
2013	17.288700	23.410099	35.41%	0
2012	14.862195	17.288700	16.33%	0
2011	16.254919	14.862195	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	22.841217	27.687565	21.22%	0
2018	27.104136	22.841217	-15.73%	0
2017	24.758373	27.104136	9.47%	0
2016	20.891049	24.758373	18.51%	0
2015	22.021456	20.891049	-5.13%	0
2014	22.647189	22.021456	-2.76%	0
2013	16.662569	22.647189	35.92%	0
2012	14.955291	16.662569	11.42%	0
2011	16.417474	14.955291	-8.91%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.114238	17.203514	21.89%	0
2018	15.510011	14.114238	-9.00%	0
2017	13.549443	15.510011	14.47%	0
2016	12.724220	13.549443	6.49%	0
2015	13.213760	12.724220	-3.70%	0
2014	12.365127	13.213760	6.86%	0
2013	9.228864	12.365127	33.98%	0
2012	8.569111	9.228864	7.70%	0
2011	9.160126	8.569111	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.131871	14.041926	26.14%	0
2018	12.000955	11.131871	-7.24%	0
2017	11.690999	12.000955	2.65%	0
2016	11.279122	11.690999	3.65%	0
2015	12.363961	11.279122	-8.77%	0
2014	9.941629	12.363961	24.37%	0
2013	10.010621	9.941629	-0.69%	0
2012	8.957296	10.010621	11.76%	0
2011	8.726580	8.957296	2.64%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.307277	18.101989	26.52%	0
2018	15.556572	14.307277	-8.03%	0
2017	13.269351	15.556572	17.24%	0
2016	12.317160	13.269351	7.73%	0
2015	12.618529	12.317160	-2.39%	0
2014	11.539979	12.618529	9.35%	0
2013*	10.000000	11.539979	15.40%	0
1050

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.415710	8.470625	0.65%	0
2018	8.633699	8.415710	-2.52%	0
2017	8.788723	8.633699	-1.76%	0
2016	8.866876	8.788723	-0.88%	0
2015	9.200869	8.866876	-3.63%	0
2014	9.468098	9.200869	-2.82%	0
2013	9.780914	9.468098	-3.20%	0
2012	9.771279	9.780914	0.10%	172
2011	9.974349	9.771279	-2.04%	163
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.756590	15.414684	20.84%	0
2018	14.882913	12.756590	-14.29%	0
2017	13.477933	14.882913	10.42%	0
2016	11.530049	13.477933	16.89%	0
2015	12.535608	11.530049	-8.02%	0
2014	12.399093	12.535608	1.10%	0
2013*	10.000000	12.399093	23.99%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	13.857429	18.336553	32.32%	0
2018	15.420103	13.857429	-10.13%	0
2017	12.503347	15.420103	23.33%	0
2016	12.190617	12.503347	2.57%	0
2015	12.650460	12.190617	-3.63%	0
2014	12.613084	12.650460	0.30%	0
2013	9.410292	12.613084	34.03%	0
2012	8.489018	9.410292	10.85%	0
2011	9.187092	8.489018	-7.60%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	25.635133	32.841067	28.11%	0
2018	28.376409	25.635133	-9.66%	0
2017	23.555680	28.376409	20.47%	0
2016	23.384143	23.555680	0.73%	0
2015	23.944082	23.384143	-2.34%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.554738	7.574783	0.27%	0
2018	7.735015	7.554738	-2.33%	0
2017	7.927608	7.735015	-2.43%	0
2016	8.098663	7.927608	-2.11%	0
2015	8.359686	8.098663	-3.12%	0
2014	8.592563	8.359686	-2.71%	0
2013	8.831332	8.592563	-2.70%	0
2012	8.731412	8.831332	1.14%	0
2011	9.002566	8.731412	-3.01%	0
1051

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	21.129792	25.721626	21.73%	0
2018	23.182654	21.129792	-8.86%	0
2017	20.240927	23.182654	14.53%	0
2016	19.050878	20.240927	6.25%	0
2015	19.792799	19.050878	-3.75%	0
2014	18.543082	19.792799	6.74%	0
2013	13.935317	18.543082	33.07%	0
2012	12.986201	13.935317	7.31%	0
2011	13.855327	12.986201	-6.27%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.472130	10.235240	8.06%	0
2018	10.361650	9.472130	-8.58%	0
2017	9.449887	10.361650	9.65%	0
2016	8.654517	9.449887	9.19%	0
2015	9.855534	8.654517	-12.19%	0
2014	10.145741	9.855534	-2.86%	0
2013	10.480531	10.145741	-3.19%	0
2012*	10.000000	10.480531	4.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.662686	10.712916	10.87%	0
2018	10.500986	9.662686	-7.98%	0
2017	9.890989	10.500986	6.17%	0
2016	9.033931	9.890989	9.49%	0
2015	9.568537	9.033931	-5.59%	0
2014*	10.000000	9.568537	-4.31%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.406559	9.725370	3.39%	0
2018	10.142511	9.406559	-7.26%	0
2017	9.470995	10.142511	7.09%	0
2016	9.516985	9.470995	-0.48%	0
2015	10.602543	9.516985	-10.24%	0
2014	10.931471	10.602543	-3.01%	0
2013	12.099066	10.931471	-9.65%	0
2012	11.890911	12.099066	1.75%	0
2011	11.341085	11.890911	4.85%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.292121	9.338050	0.49%	0
2018	9.588246	9.292121	-3.09%	0
2017	9.791927	9.588246	-2.08%	0
2016	9.994730	9.791927	-2.03%	0
2015	10.314270	9.994730	-3.10%	0
2014	10.587041	10.314270	-2.58%	0
2013	10.973817	10.587041	-3.52%	0
2012	10.732208	10.973817	2.25%	0
2011	10.986713	10.732208	-2.32%	0
1052

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.679910	9.612858	-0.69%	0
2018	9.871215	9.679910	-1.94%	0
2017	9.977147	9.871215	-1.06%	0
2016*	10.000000	9.977147	-0.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.344657	9.781532	4.68%	0
2018	9.727092	9.344657	-3.93%	0
2017	9.595873	9.727092	1.37%	0
2016	9.672539	9.595873	-0.79%	0
2015	9.969176	9.672539	-2.98%	0
2014	9.896939	9.969176	0.73%	0
2013	10.449216	9.896939	-5.29%	0
2012	9.869163	10.449216	5.88%	0
2011*	10.000000	9.869163	-1.31%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.831639	12.397950	26.10%	0
2018	11.112477	9.831639	-11.53%	0
2017*	10.000000	11.112477	11.12%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.837847	16.975620	32.23%	0
2018	12.969859	12.837847	-1.02%	0
2017	10.244877	12.969859	26.60%	0
2016*	10.000000	10.244877	2.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	12.686341	15.353465	21.02%	0
2018	16.222918	12.686341	-21.80%	0
2017	13.252204	16.222918	22.42%	0
2016	14.047903	13.252204	-5.66%	0
2015	14.507078	14.047903	-3.17%	0
2014	16.093065	14.507078	-9.86%	0
2013	12.994300	16.093065	23.85%	0
2012	11.022906	12.994300	17.88%	0
2011	13.722618	11.022906	-19.67%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	29.289397	36.431734	24.39%	0
2018	30.037546	29.289397	-2.49%	0
2017	24.397226	30.037546	23.12%	0
2016	28.255525	24.397226	-13.66%	0
2015	25.979956	28.255525	8.76%	0
2014	20.473322	25.979956	26.90%	0
2013	14.066110	20.473322	45.55%	0
2012	11.104662	14.066110	26.67%	0
2011	10.402414	11.104662	6.75%	0
1053

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.618708	4.981995	7.87%	0
2018	6.674478	4.618708	-30.80%	0
2017	7.040371	6.674478	-5.20%	0
2016	5.076185	7.040371	38.69%	0
2015	7.909512	5.076185	-35.82%	0
2014	10.142071	7.909512	-22.01%	0
2013	9.509192	10.142071	6.66%	0
2012*	10.000000	9.509192	-4.91%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.733799	5.120928	8.18%	0
2018	6.826953	4.733799	-30.66%	0
2017	7.181189	6.826953	-4.93%	0
2016	5.167001	7.181189	38.98%	0
2015	8.029330	5.167001	-35.65%	0
2014	10.264761	8.029330	-21.78%	0
2013	9.603455	10.264761	6.89%	0
2012*	10.000000	9.603455	-3.97%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.647788	6.48%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	22.639445	27.327965	20.71%	0
2018	23.114203	22.639445	-2.05%	0
2017	18.989974	23.114203	21.72%	0
2016	18.224407	18.989974	4.20%	0
2015	19.405905	18.224407	-6.09%	0
2014	20.452454	19.405905	-5.12%	0
2013	14.078189	20.452454	45.28%	0
2012	13.497471	14.078189	4.30%	0
2011	14.629756	13.497471	-7.74%	0
1054

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	9.835289	10.880932	10.63%	0
2018	11.060198	9.835289	-11.07%	0
2017	10.076336	11.060198	9.76%	0
2016	10.153214	10.076336	-0.76%	0
2015	10.715639	10.153214	-5.25%	0
2014	10.711516	10.715639	0.04%	0
2013	9.968212	10.711516	7.46%	0
2012*	10.000000	9.968212	-0.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	13.339887	15.830167	18.67%	0
2018	14.761880	13.339887	-9.63%	0
2017	12.963952	14.761880	13.87%	0
2016	12.156733	12.963952	6.64%	0
2015	12.485145	12.156733	-2.63%	0
2014	11.899812	12.485145	4.92%	0
2013	9.209488	11.899812	29.21%	0
2012	8.182982	9.209488	12.54%	0
2011	8.035421	8.182982	1.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.517885	8.428909	12.12%	0
2018*	10.000000	7.517885	-24.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	15.106718	17.388854	15.11%	0
2018	18.582515	15.106718	-18.70%	0
2017	17.150513	18.582515	8.35%	0
2016	14.314111	17.150513	19.82%	0
2015	15.810997	14.314111	-9.47%	0
2014	15.117439	15.810997	4.59%	0
2013	11.441040	15.117439	32.13%	0
2012	10.060730	11.441040	13.72%	0
2011	11.468085	10.060730	-12.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	8.486975	8.872843	4.55%	0
2018	9.099098	8.486975	-6.73%	0
2017	9.141507	9.099098	-0.46%	0
2016	9.121175	9.141507	0.22%	0
2015	9.741775	9.121175	-6.37%	0
2014	9.823534	9.741775	-0.83%	0
2013	11.181058	9.823534	-12.14%	0
2012	10.846928	11.181058	3.08%	0
2011	10.110042	10.846928	7.29%	0
1055

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	12.865249	15.283796	18.80%	0
2018	14.443554	12.865249	-10.93%	0
2017	12.505126	14.443554	15.50%	0
2016	11.505819	12.505126	8.69%	0
2015	12.743417	11.505819	-9.71%	0
2014	11.817094	12.743417	7.84%	0
2013	9.085321	11.817094	30.07%	0
2012	8.269221	9.085321	9.87%	0
2011	8.373793	8.269221	-1.25%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	18.050233	22.352480	23.83%	0
2018	21.607895	18.050233	-16.46%	0
2017	20.190095	21.607895	7.02%	0
2016	17.135841	20.190095	17.82%	0
2015	18.136428	17.135841	-5.52%	0
2014	16.252717	18.136428	11.59%	0
2013	13.032705	16.252717	24.71%	0
2012	11.681415	13.032705	11.57%	0
2011	12.270637	11.681415	-4.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.394237	10.358833	10.27%	0
2018	10.078982	9.394237	-6.79%	0
2017	9.803808	10.078982	2.81%	0
2016	9.050931	9.803808	8.32%	0
2015*	10.000000	9.050931	-9.49%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	8.930920	9.357934	4.78%	0
2018	9.372744	8.930920	-4.71%	0
2017	9.458915	9.372744	-0.91%	0
2016	9.615484	9.458915	-1.63%	0
2015*	10.000000	9.615484	-3.85%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	10.618049	12.992654	22.36%	0
2018	11.949342	10.618049	-11.14%	0
2017	10.683819	11.949342	11.85%	0
2016	9.587897	10.683819	11.43%	0
2015*	10.000000	9.587897	-4.12%	0
1056

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	12.022598	13.591068	13.05%	0
2018	13.553775	12.022598	-11.30%	0
2017	12.414890	13.553775	9.17%	0
2016	12.456725	12.414890	-0.34%	0
2015	13.107093	12.456725	-4.96%	0
2014	13.394481	13.107093	-2.15%	0
2013	12.194515	13.394481	9.84%	0
2012	11.552419	12.194515	5.56%	0
2011	12.487354	11.552419	-7.49%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	9.889682	11.379112	15.06%	0
2018	12.221416	9.889682	-19.08%	0
2017	11.064822	12.221416	10.45%	0
2016	10.003696	11.064822	10.61%	0
2015	10.689575	10.003696	-6.42%	0
2014*	10.000000	10.689575	6.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	16.321133	19.148755	17.32%	0
2018	18.682287	16.321133	-12.64%	0
2017	17.311207	18.682287	7.92%	0
2016	14.340731	17.311207	20.71%	0
2015	15.294681	14.340731	-6.24%	0
2014	15.155791	15.294681	0.92%	0
2013	11.218958	15.155791	35.09%	0
2012	10.097869	11.218958	11.10%	0
2011	10.458936	10.097869	-3.45%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	14.807559	18.534099	25.17%	0
2018	16.215471	14.807559	-8.68%	0
2017	13.933258	16.215471	16.38%	0
2016	13.022188	13.933258	7.00%	0
2015	13.448019	13.022188	-3.17%	0
2014	12.385290	13.448019	8.58%	0
2013	9.795375	12.385290	26.44%	0
2012	8.836975	9.795375	10.85%	0
2011	9.057625	8.836975	-2.44%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	13.728633	17.867387	30.15%	0
2018	15.397842	13.728633	-10.84%	0
2017	12.626768	15.397842	21.95%	0
2016	12.218603	12.626768	3.34%	0
2015	13.082818	12.218603	-6.61%	0
2014	12.638721	13.082818	3.51%	0
2013	10.895925	12.638721	15.99%	0
2012	10.306157	10.895925	5.72%	0
2011	9.871811	10.306157	4.40%	0
1057

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	10.202988	11.899947	16.63%	0
2018	13.171460	10.202988	-22.54%	0
2017	11.030293	13.171460	19.41%	0
2016	9.836960	11.030293	12.13%	0
2015	10.512052	9.836960	-6.42%	0
2014	10.807361	10.512052	-2.73%	0
2013	7.594983	10.807361	42.30%	0
2012	6.580355	7.594983	15.42%	0
2011	7.975465	6.580355	-17.49%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.233699	10.329107	11.86%	0
2018	10.021359	9.233699	-7.86%	0
2017*	10.000000	10.021359	0.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	11.771247	14.432976	22.61%	0
2018	14.767015	11.771247	-20.29%	0
2017	13.762251	14.767015	7.30%	0
2016	10.934701	13.762251	25.86%	0
2015	12.177421	10.934701	-10.21%	0
2014	12.010113	12.177421	1.39%	0
2013*	10.000000	12.010113	20.10%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.212200	9.469736	2.80%	0
2018	9.606437	9.212200	-4.10%	0
2017	9.672612	9.606437	-0.68%	0
2016	9.247268	9.672612	4.60%	0
2015	9.729109	9.247268	-4.95%	0
2014*	10.000000	9.729109	-2.71%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.961183	10.316069	15.12%	0
2018*	10.000000	8.961183	-10.39%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	9.283999	9.729929	4.80%	0
2018	9.749405	9.283999	-4.77%	0
2017	9.787498	9.749405	-0.39%	0
2016	9.846408	9.787498	-0.60%	0
2015	10.301970	9.846408	-4.42%	0
2014	10.367034	10.301970	-0.63%	0
2013	10.718595	10.367034	-3.28%	0
2012	10.202555	10.718595	5.06%	0
2011	10.419093	10.202555	-2.08%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.093258	10.037817	24.03%	0
2018*	10.000000	8.093258	-19.07%	0
1058

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	11.355957	12.618806	11.12%	0
2018	12.358571	11.355957	-8.11%	0
2017	11.411566	12.358571	8.30%	0
2016	11.294940	11.411566	1.03%	0
2015	11.828362	11.294940	-4.51%	0
2014	11.823323	11.828362	0.04%	0
2013	10.880077	11.823323	8.67%	0
2012	10.157885	10.880077	7.11%	0
2011	10.625599	10.157885	-4.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	11.978839	13.785824	15.08%	0
2018	13.288626	11.978839	-9.86%	0
2017	11.904754	13.288626	11.62%	0
2016	11.719328	11.904754	1.58%	0
2015	12.264007	11.719328	-4.44%	0
2014	12.213774	12.264007	0.41%	0
2013	11.002314	12.213774	11.01%	0
2012	10.136851	11.002314	8.54%	0
2011	10.691060	10.136851	-5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	12.763278	15.207314	19.15%	0
2018	14.463276	12.763278	-11.75%	0
2017	12.481042	14.463276	15.88%	0
2016	12.220670	12.481042	2.13%	0
2015	12.797751	12.220670	-4.51%	0
2014	12.727339	12.797751	0.55%	0
2013	10.919655	12.727339	16.55%	0
2012	9.876283	10.919655	10.56%	0
2011	10.586515	9.876283	-6.71%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.476153	12.482532	19.15%	0
2018	11.422525	10.476153	-8.29%	0
2017	10.245693	11.422525	11.49%	0
2016*	10.000000	10.245693	2.46%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	15.763145	19.865505	26.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	8.763681	9.239791	5.43%	0
2018	12.137459	8.763681	-27.80%	0
2017	13.002625	12.137459	-6.65%	0
2016	10.144154	13.002625	28.18%	0
2015	13.334573	10.144154	-23.93%	0
2014	15.923836	13.334573	-16.26%	0
2013	13.361001	15.923836	19.18%	0
2012	13.289932	13.361001	0.53%	0
2011	14.602000	13.289932	-8.99%	0
1059

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.810965	14.412217	22.02%	0
2018	13.454819	11.810965	-12.22%	0
2017	12.439961	13.454819	8.16%	0
2016	11.007406	12.439961	13.01%	0
2015	11.973659	11.007406	-8.07%	0
2014	11.497624	11.973659	4.14%	0
2013	9.369193	11.497624	22.72%	0
2012	8.338337	9.369193	12.36%	0
2011	8.628595	8.338337	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	10.789913	13.432887	24.49%	0
2018	12.380317	10.789913	-12.85%	0
2017	11.057613	12.380317	11.96%	0
2016*	10.000000	11.057613	10.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	17.163697	22.075719	28.62%	0
2018	17.960821	17.163697	-4.44%	0
2017	13.875465	17.960821	29.44%	0
2016	14.372978	13.875465	-3.46%	0
2015	14.004898	14.372978	2.63%	0
2014	13.141183	14.004898	6.57%	0
2013	10.064934	13.141183	30.56%	0
2012	9.165165	10.064934	9.82%	0
2011	9.549337	9.165165	-4.02%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	9.360936	9.831674	5.03%	0
2018	9.830559	9.360936	-4.78%	0
2017	9.845937	9.830559	-0.16%	0
2016	9.815500	9.845937	0.31%	0
2015	10.312161	9.815500	-4.82%	0
2014	10.170454	10.312161	1.39%	0
2013	10.817974	10.170454	-5.99%	0
2012	10.671829	10.817974	1.37%	0
2011	10.384604	10.671829	2.77%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	15.341190	18.140325	18.25%	0
2018	18.755164	15.341190	-18.20%	0
2017	16.205829	18.755164	15.73%	0
2016	15.081006	16.205829	7.46%	0
2015	15.969634	15.081006	-5.56%	0
2014	15.688833	15.969634	1.79%	0
2013	12.027756	15.688833	30.44%	0
2012	10.937330	12.027756	9.97%	0
2011	12.779298	10.937330	-14.41%	0
1060

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	9.525859	11.659844	22.40%	0
2018	11.684722	9.525859	-18.48%	0
2017	9.362311	11.684722	24.81%	0
2016	10.293673	9.362311	-9.05%	0
2015	10.380507	10.293673	-0.84%	0
2014	11.791546	10.380507	-11.97%	0
2013	9.435955	11.791546	24.96%	0
2012	8.165865	9.435955	15.55%	0
2011	10.290190	8.165865	-20.64%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	11.909442	15.331846	28.74%	0
2018	15.040761	11.909442	-20.82%	0
2017	13.154717	15.040761	14.34%	0
2016	12.538747	13.154717	4.91%	0
2015	13.491780	12.538747	-7.06%	0
2014	13.194618	13.491780	2.25%	0
2013	10.557395	13.194618	24.98%	0
2012	8.655635	10.557395	21.97%	0
2011	9.911556	8.655635	-12.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	9.600088	11.046411	15.07%	0
2018	11.070735	9.600088	-13.28%	0
2017	10.297106	11.070735	7.51%	0
2016	9.475914	10.297106	8.67%	0
2015	10.524843	9.475914	-9.97%	0
2014	10.659843	10.524843	-1.27%	0
2013	8.971223	10.659843	18.82%	0
2012	8.103401	8.971223	10.71%	0
2011	8.572581	8.103401	-5.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.403565	12.705547	11.42%	0
2018	12.415862	11.403565	-8.15%	0
2017	11.791031	12.415862	5.30%	0
2016	10.770416	11.791031	9.48%	0
2015	12.070868	10.770416	-10.77%	0
2014	12.019073	12.070868	0.43%	0
2013	10.987883	12.019073	9.38%	0
2012	10.161156	10.987883	8.14%	0
2011	10.337100	10.161156	-1.70%	0
1061

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	14.857567	18.432765	24.06%	0
2018	16.308063	14.857567	-8.89%	0
2017	14.088820	16.308063	15.75%	0
2016	12.645452	14.088820	11.41%	0
2015	13.671139	12.645452	-7.50%	0
2014	13.098195	13.671139	4.37%	0
2013	10.520267	13.098195	24.50%	0
2012	9.788761	10.520267	7.47%	0
2011	9.618667	9.788761	1.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	13.997080	16.977735	21.29%	0
2018	16.739520	13.997080	-16.38%	0
2017	15.756551	16.739520	6.24%	0
2016	12.605566	15.756551	25.00%	0
2015	14.178348	12.605566	-11.09%	0
2014	14.685488	14.178348	-3.45%	0
2013	11.228119	14.685488	30.79%	0
2012	9.880225	11.228119	13.64%	0
2011	10.693264	9.880225	-7.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	8.698451	10.579901	21.63%	0
2018	10.763386	8.698451	-19.18%	0
2017	7.983852	10.763386	34.81%	0
2016	7.080419	7.983852	12.76%	0
2015	9.174301	7.080419	-22.82%	0
2014*	10.000000	9.174301	-8.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.747695	9.449980	8.03%	0
2018	10.779012	8.747695	-18.85%	0
2017	9.620693	10.779012	12.04%	0
2016	9.349597	9.620693	2.90%	0
2015	10.415700	9.349597	-10.24%	0
2014	12.209094	10.415700	-14.69%	0
2013	10.341886	12.209094	18.05%	0
2012	9.112327	10.341886	13.49%	0
2011	10.621110	9.112327	-14.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.530355	8.353965	-2.07%	0
2018	8.718907	8.530355	-2.16%	0
2017	8.909593	8.718907	-2.14%	0
2016	9.014862	8.909593	-1.17%	0
2015	9.813066	9.014862	-8.13%	0
2014*	10.000000	9.813066	-1.87%	0
1062

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	9.860585	10.596143	7.46%	0
2018	10.739533	9.860585	-8.18%	0
2017	9.888993	10.739533	8.60%	0
2016	9.871631	9.888993	0.18%	0
2015	10.918227	9.871631	-9.59%	0
2014	10.941464	10.918227	-0.21%	0
2013	10.035690	10.941464	9.03%	0
2012*	10.000000	10.035690	0.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.232902	9.645564	4.47%	0
2018*	10.000000	9.232902	-7.67%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.279349	8.346645	0.81%	0
2018	9.087444	8.279349	-8.89%	0
2017	9.129513	9.087444	-0.46%	0
2016	9.555063	9.129513	-4.45%	0
2015	9.772519	9.555063	-2.23%	0
2014	9.726485	9.772519	0.47%	0
2013*	10.000000	9.726485	-2.74%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	14.618358	19.145800	30.97%	0
2018	15.847753	14.618358	-7.76%	0
2017	12.993880	15.847753	21.96%	0
2016	13.266199	12.993880	-2.05%	0
2015	13.192369	13.266199	0.56%	0
2014	12.704298	13.192369	3.84%	0
2013	9.466194	12.704298	34.21%	0
2012*	10.000000	9.466194	-5.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.242497	13.495085	20.04%	0
2018	13.250919	11.242497	-15.16%	0
2017	12.037415	13.250919	10.08%	0
2016	11.079217	12.037415	8.65%	0
2015	12.057109	11.079217	-8.11%	0
2014	12.056867	12.057109	0.00%	0
2013	9.776240	12.056867	23.33%	0
2012*	10.000000	9.776240	-2.24%	0
1063

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.899830	17.541187	26.20%	0
2018	16.722497	13.899830	-16.88%	0
2017	12.776371	16.722497	30.89%	0
2016	13.328220	12.776371	-4.14%	0
2015	13.391834	13.328220	-0.48%	0
2014	13.668863	13.391834	-2.03%	0
2013	11.211863	13.668863	21.91%	0
2012	9.656850	11.211863	16.10%	0
2011	10.996329	9.656850	-12.18%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.468240	8.991812	6.18%	0
2018	9.242686	8.468240	-8.38%	0
2017	9.078654	9.242686	1.81%	0
2016	8.898361	9.078654	2.03%	0
2015	9.506092	8.898361	-6.39%	0
2014	9.661467	9.506092	-1.61%	0
2013	10.101146	9.661467	-4.35%	0
2012*	10.000000	10.101146	1.01%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	7.684989	9.439874	22.84%	0
2018	9.953406	7.684989	-22.79%	0
2017	8.198596	9.953406	21.40%	0
2016	8.777605	8.198596	-6.60%	0
2015	8.867977	8.777605	-1.02%	0
2014*	10.000000	8.867977	-11.32%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	13.639069	17.249254	26.47%	0
2018	15.462949	13.639069	-11.80%	0
2017	13.808050	15.462949	11.99%	0
2016	12.921720	13.808050	6.86%	0
2015	13.054568	12.921720	-1.02%	0
2014	12.317402	13.054568	5.98%	0
2013	9.761410	12.317402	26.18%	0
2012	8.720574	9.761410	11.94%	0
2011	9.111845	8.720574	-4.29%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	15.173694	18.373700	21.09%	0
2018	17.672416	15.173694	-14.14%	0
2017	16.158743	17.672416	9.37%	0
2016	14.302381	16.158743	12.98%	0
2015	15.865292	14.302381	-9.85%	0
2014	14.801290	15.865292	7.19%	0
2013	10.963654	14.801290	35.00%	0
2012	9.706372	10.963654	12.95%	0
2011	10.356846	9.706372	-6.28%	0
1064

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	11.473604	13.413540	16.91%	0
2018	12.642173	11.473604	-9.24%	0
2017	11.132895	12.642173	13.56%	0
2016	11.901177	11.132895	-6.46%	0
2015	13.526302	11.901177	-12.01%	0
2014	14.873321	13.526302	-9.06%	0
2013	12.381105	14.873321	20.13%	0
2012	10.822733	12.381105	14.40%	0
2011	12.148338	10.822733	-10.91%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	10.615473	11.331591	6.75%	0
2018	11.299256	10.615473	-6.05%	0
2017	11.031872	11.299256	2.42%	0
2016	9.889317	11.031872	11.55%	0
2015	11.018213	9.889317	-10.25%	0
2014	11.262750	11.018213	-2.17%	0
2013	10.617153	11.262750	6.08%	0
2012*	10.000000	10.617153	6.17%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	13.749897	18.208251	32.42%	0
2018	14.334614	13.749897	-4.08%	0
2017	11.765414	14.334614	21.84%	0
2016	11.548069	11.765414	1.88%	0
2015	12.767379	11.548069	-9.55%	0
2014	12.329154	12.767379	3.55%	0
2013	9.883606	12.329154	24.74%	0
2012*	10.000000	9.883606	-1.16%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	15.837658	18.590767	17.38%	0
2018	16.430511	15.837658	-3.61%	0
2017	14.485852	16.430511	13.42%	0
2016	14.462423	14.485852	0.16%	0
2015	15.003485	14.462423	-3.61%	0
2014	14.439056	15.003485	3.91%	0
2013	12.554341	14.439056	15.01%	0
2012	11.535756	12.554341	8.83%	0
2011	11.854679	11.535756	-2.69%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	8.863618	9.298567	4.91%	0
2018	9.355379	8.863618	-5.26%	0
2017	9.427978	9.355379	-0.77%	0
2016	9.606277	9.427978	-1.86%	0
2015*	10.000000	9.606277	-3.94%	0
1065

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.944732	27.516977	31.38%	0
2018	21.453903	20.944732	-2.37%	0
2017	17.188716	21.453903	24.81%	0
2016	17.561799	17.188716	-2.12%	0
2015	16.342600	17.561799	7.46%	0
2014	15.694545	16.342600	4.13%	0
2013	12.490370	15.694545	25.65%	0
2012	10.505376	12.490370	18.90%	0
2011	11.758534	10.505376	-10.66%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	19.736546	27.439614	39.03%	0
2018	20.378595	19.736546	-3.15%	0
2017	14.646164	20.378595	39.14%	0
2016	13.398564	14.646164	9.31%	0
2015	13.337253	13.398564	0.46%	0
2014	12.705240	13.337253	4.97%	0
2013	9.774821	12.705240	29.98%	0
2012*	10.000000	9.774821	-2.25%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.662632	12.969962	21.64%	0
2018	13.091401	10.662632	-18.55%	0
2017	10.423878	13.091401	25.59%	0
2016	11.637757	10.423878	-10.43%	0
2015	13.293565	11.637757	-12.46%	0
2014	15.754475	13.293565	-15.62%	0
2013	14.359886	15.754475	9.71%	0
2012	13.217665	14.359886	8.64%	0
2011	20.348569	13.217665	-35.04%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	7.922213	8.985065	13.42%	0
2018	10.135329	7.922213	-21.84%	0
2017	8.258118	10.135329	22.73%	0
2016	7.121234	8.258118	15.96%	0
2015	9.279480	7.121234	-23.26%	0
2014*	10.000000	9.279480	-7.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.276726	9.654651	4.07%	0
2018	9.765702	9.276726	-5.01%	0
2017	9.793058	9.765702	-0.28%	0
2016*	10.000000	9.793058	-2.07%	0
1066

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	13.571956	18.407140	35.63%	0
2018	14.388071	13.571956	-5.67%	0
2017	11.862036	14.388071	21.30%	0
2016	11.355706	11.862036	4.46%	0
2015	12.088386	11.355706	-6.06%	0
2014	13.612555	12.088386	-11.20%	0
2013	10.040642	13.612555	35.57%	0
2012*	10.000000	10.040642	0.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	14.514340	18.045185	24.33%	0
2018	16.870096	14.514340	-13.96%	0
2017	14.973088	16.870096	12.67%	0
2016	13.706866	14.973088	9.24%	0
2015	14.412642	13.706866	-4.90%	0
2014	13.623229	14.412642	5.79%	0
2013	10.465246	13.623229	30.18%	0
2012	9.408072	10.465246	11.24%	0
2011	9.845207	9.408072	-4.44%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.658497	6.58%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	14.145256	17.063175	20.63%	0
2018	16.325971	14.145256	-13.36%	0
2017	13.407969	16.325971	21.76%	0
2016	13.448345	13.407969	-0.30%	0
2015	13.175880	13.448345	2.07%	0
2014	13.571171	13.175880	-2.91%	0
2013	11.075504	13.571171	22.53%	0
2012	9.952454	11.075504	11.28%	0
2011	10.553972	9.952454	-5.70%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.503646	15.415208	34.00%	0
2018	11.917230	11.503646	-3.47%	0
2017	9.689253	11.917230	22.99%	0
2016	9.534811	9.689253	1.62%	0
2015*	10.000000	9.534811	-4.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	9.069631	9.630762	6.19%	0
2018	9.536519	9.069631	-4.90%	0
2017	9.379817	9.536519	1.67%	0
2016	9.228707	9.379817	1.64%	0
2015	9.693950	9.228707	-4.80%	0
2014	9.387603	9.693950	3.26%	0
2013	9.835857	9.387603	-4.56%	0
2012	9.384016	9.835857	4.82%	0
2011	9.272835	9.384016	1.20%	0
1067

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	11.785379	12.917216	9.60%	0
2018	13.209970	11.785379	-10.78%	0
2017	12.555230	13.209970	5.21%	0
2016	11.825571	12.555230	6.17%	0
2015	12.464953	11.825571	-5.13%	0
2014	12.619640	12.464953	-1.23%	0
2013	14.407234	12.619640	-12.41%	0
2012	12.732769	14.407234	13.15%	0
2011	12.407669	12.732769	2.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.514149	10.451434	22.75%	0
2018	9.630864	8.514149	-11.60%	0
2017	8.912842	9.630864	8.06%	0
2016	8.074487	8.912842	10.38%	0
2015*	10.000000	8.074487	-19.26%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	14.304953	17.028700	19.04%	0
2018	16.057916	14.304953	-10.92%	0
2017	14.231629	16.057916	12.83%	0
2016	13.353461	14.231629	6.58%	0
2015	14.984006	13.353461	-10.88%	0
2014	15.937528	14.984006	-5.98%	0
2013	12.584259	15.937528	26.65%	0
2012	10.690803	12.584259	17.71%	0
2011	11.237723	10.690803	-4.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	11.874489	13.768737	15.95%	0
2018	13.020498	11.874489	-8.80%	0
2017	11.711637	13.020498	11.18%	0
2016	11.191035	11.711637	4.65%	0
2015	11.543750	11.191035	-3.06%	0
2014	11.453192	11.543750	0.79%	0
2013	9.676940	11.453192	18.36%	0
2012	8.711845	9.676940	11.08%	0
2011	8.990500	8.711845	-3.10%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	8.228062	8.608568	4.62%	0
2018	8.665843	8.228062	-5.05%	0
2017	8.745029	8.665843	-0.91%	0
2016	8.873212	8.745029	-1.44%	0
2015	9.264376	8.873212	-4.22%	0
2014	9.192699	9.264376	0.78%	0
2013	9.828732	9.192699	-6.47%	0
2012	9.754812	9.828732	0.76%	0
2011	9.610001	9.754812	1.51%	0
1068

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	13.131242	16.990448	29.39%	0
2018	15.105084	13.131242	-13.07%	0
2017	12.012351	15.105084	25.75%	0
2016	12.488043	12.012351	-3.81%	0
2015	12.209543	12.488043	2.28%	0
2014	12.489077	12.209543	-2.24%	0
2013	10.112740	12.489077	23.50%	0
2012	8.629108	10.112740	17.19%	0
2011	9.910740	8.629108	-12.93%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	14.613521	18.277975	25.08%	0
2018	15.326650	14.613521	-4.65%	0
2017	12.490910	15.326650	22.70%	0
2016	11.928625	12.490910	4.71%	0
2015	11.675291	11.928625	2.17%	0
2014	11.253950	11.675291	3.74%	0
2013	9.044481	11.253950	24.43%	0
2012	8.025562	9.044481	12.70%	0
2011	8.770488	8.025562	-8.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	12.397244	14.956174	20.64%	0
2018	13.205431	12.397244	-6.12%	0
2017	11.280343	13.205431	17.07%	0
2016	10.576309	11.280343	6.66%	0
2015	10.898622	10.576309	-2.96%	0
2014	10.299359	10.898622	5.82%	0
2013	8.068255	10.299359	27.65%	0
2012	7.180065	8.068255	12.37%	0
2011	7.649649	7.180065	-6.14%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	9.623462	10.085653	4.80%	0
2018	10.267521	9.623462	-6.27%	0
2017	10.057316	10.267521	2.09%	0
2016	9.641455	10.057316	4.31%	0
2015	10.342181	9.641455	-6.78%	0
2014	10.370357	10.342181	-0.27%	0
2013	10.925354	10.370357	-5.08%	0
2012	10.139584	10.925354	7.75%	0
2011	10.005788	10.139584	1.34%	0
1069

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	12.644149	15.416631	21.93%	0
2018	14.236205	12.644149	-11.18%	0
2017	12.598912	14.236205	13.00%	0
2016	11.160977	12.598912	12.88%	0
2015	12.436506	11.160977	-10.26%	0
2014	11.893116	12.436506	4.57%	0
2013	9.156194	11.893116	29.89%	0
2012	8.071835	9.156194	13.43%	0
2011	8.627495	8.071835	-6.44%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.896823	10.920939	10.35%	0
2018	11.266029	9.896823	-12.15%	0
2017	9.907575	11.266029	13.71%	0
2016*	10.000000	9.907575	-0.92%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.909271	10.139442	2.32%	0
2018*	10.000000	9.909271	-0.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	11.746016	12.938499	10.15%	0
2018	12.616612	11.746016	-6.90%	0
2017	12.309042	12.616612	2.50%	0
2016	11.230516	12.309042	9.60%	0
2015	12.011790	11.230516	-6.50%	0
2014	12.201126	12.011790	-1.55%	0
2013	11.869984	12.201126	2.79%	0
2012	10.794438	11.869984	9.96%	0
2011	10.829621	10.794438	-0.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.352833	15.189525	22.96%	0
2018	13.549187	12.352833	-8.83%	0
2017	11.311168	13.549187	19.79%	0
2016	10.375801	11.311168	9.01%	0
2015	10.938659	10.375801	-5.15%	0
2014	10.693103	10.938659	2.30%	0
2013	7.760083	10.693103	37.80%	0
2012	6.919276	7.760083	12.15%	0
2011	8.158038	6.919276	-15.18%	0
1070

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	7.756582	9.891660	27.53%	0
2018	9.698634	7.756582	-20.02%	0
2017	8.046568	9.698634	20.53%	0
2016	8.593352	8.046568	-6.36%	0
2015	9.010513	8.593352	-4.63%	0
2014	9.514697	9.010513	-5.30%	0
2013	8.185656	9.514697	16.24%	0
2013	8.185656	9.514697	16.24%	0
2012	7.381798	8.185656	10.89%	0
2011	8.507686	7.381798	-13.23%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	13.814944	17.111484	23.86%	0
2018	14.434052	13.814944	-4.29%	0
2017	12.502348	14.434052	15.45%	0
2016	11.714590	12.502348	6.72%	0
2015	12.122510	11.714590	-3.36%	0
2014	11.293162	12.122510	7.34%	0
2013	8.994143	11.293162	25.56%	0
2012	8.230126	8.994143	9.28%	0
2011	8.540056	8.230126	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	10.320045	12.281144	19.00%	0
2018	12.047287	10.320045	-14.34%	0
2017	10.473901	12.047287	15.02%	0
2016	10.067075	10.473901	4.04%	0
2015	10.673844	10.067075	-5.68%	0
2014	10.640160	10.673844	0.32%	0
2013	8.560112	10.640160	24.30%	0
2012	7.677428	8.560112	11.50%	0
2011	8.541617	7.677428	-10.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	9.882019	11.021689	11.53%	0
2018	10.980726	9.882019	-10.01%	0
2017	10.206767	10.980726	7.58%	0
2016	10.018856	10.206767	1.88%	0
2015	10.548127	10.018856	-5.02%	0
2014	10.534914	10.548127	0.13%	0
2013	9.570922	10.534914	10.07%	0
2012	8.977648	9.570922	6.61%	0
2011	9.478391	8.977648	-5.28%	0
1071

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	10.282757	11.869559	15.43%	0
2018	11.665728	10.282757	-11.85%	0
2017	10.491919	11.665728	11.19%	0
2016	10.182312	10.491919	3.04%	0
2015	10.749491	10.182312	-5.28%	0
2014	10.695021	10.749491	0.51%	0
2013	9.188343	10.695021	16.40%	0
2012	8.422942	9.188343	9.09%	0
2011	9.086483	8.422942	-7.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	9.085740	9.653086	6.24%	0
2018	9.719720	9.085740	-6.52%	0
2017	9.518302	9.719720	2.12%	0
2016	9.476622	9.518302	0.44%	0
2015	9.944504	9.476622	-4.70%	0
2014	10.024390	9.944504	-0.80%	0
2013	9.951188	10.024390	0.74%	0
2012	9.643712	9.951188	3.19%	0
2011	9.904770	9.643712	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	9.552871	10.441214	9.30%	0
2018	10.703893	9.552871	-10.75%	0
2017	9.714097	10.703893	10.19%	0
2016	9.585069	9.714097	1.35%	0
2015	10.432529	9.585069	-8.12%	0
2014	10.627067	10.432529	-1.83%	0
2013*	10.000000	10.627067	6.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	9.803508	10.862199	10.80%	0
2018	10.991928	9.803508	-10.81%	0
2017	9.719272	10.991928	13.09%	0
2016	9.530961	9.719272	1.98%	0
2015	10.437202	9.530961	-8.68%	0
2014	10.763061	10.437202	-3.03%	0
2013*	10.000000	10.763061	7.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	10.124329	11.482957	13.42%	0
2018	11.353286	10.124329	-10.82%	0
2017	10.375493	11.353286	9.42%	0
2016	10.124271	10.375493	2.48%	0
2015	10.659810	10.124271	-5.02%	0
2014	10.618701	10.659810	0.39%	0
2013	9.389273	10.618701	13.09%	0
2012	8.704643	9.389273	7.87%	0
2011	9.283113	8.704643	-6.23%	0
1072

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	10.281451	12.064525	17.34%	0
2018	11.837447	10.281451	-13.14%	0
2017	10.442227	11.837447	13.36%	0
2016	10.108701	10.442227	3.30%	0
2015	10.691196	10.108701	-5.45%	0
2014	10.650837	10.691196	0.38%	0
2013	8.927182	10.650837	19.31%	0
2012	8.116181	8.927182	9.99%	0
2011	8.868008	8.116181	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	9.691899	10.634936	9.73%	0
2018	10.603159	9.691899	-8.59%	0
2017	10.050111	10.603159	5.50%	0
2016	9.875361	10.050111	1.77%	0
2015	10.397661	9.875361	-5.02%	0
2014	10.406110	10.397661	-0.08%	0
2013	9.744485	10.406110	6.79%	0
2012	9.224954	9.744485	5.63%	0
2011	9.634496	9.224954	-4.25%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	10.847008	11.713380	7.99%	0
2018	13.405018	10.847008	-19.08%	0
2017	11.377007	13.405018	17.83%	0
2016	11.719134	11.377007	-2.92%	0
2015	12.703521	11.719134	-7.75%	0
2014	14.406826	12.703521	-11.82%	0
2013	12.495905	14.406826	15.29%	0
2012	10.887616	12.495905	14.77%	0
2011	12.950058	10.887616	-15.93%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	9.378338	9.786309	4.35%	0
2018	9.839002	9.378338	-4.68%	0
2017	9.836641	9.839002	0.02%	0
2016	9.756965	9.836641	0.82%	0
2015	10.253826	9.756965	-4.85%	0
2014	10.203628	10.253826	0.49%	0
2013	10.860014	10.203628	-6.04%	0
2012	10.525996	10.860014	3.17%	0
2011	10.319517	10.525996	2.00%	0
1073

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	9.921096	10.438041	5.21%	0
2018	10.489283	9.921096	-5.42%	0
2017	10.528487	10.489283	-0.37%	0
2016	10.611926	10.528487	-0.79%	0
2015	11.111612	10.611926	-4.50%	0
2014	11.035843	11.111612	0.69%	0
2013	11.736195	11.035843	-5.97%	0
2012	11.413984	11.736195	2.82%	0
2011	11.210258	11.413984	1.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.397205	10.804550	14.98%	0
2018	10.901572	9.397205	-13.80%	0
2017	9.631700	10.901572	13.18%	0
2016	9.006251	9.631700	6.94%	0
2015*	10.000000	9.006251	-9.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.291396	10.481968	12.81%	0
2018	10.501955	9.291396	-11.53%	0
2017	9.609023	10.501955	9.29%	0
2016	9.201355	9.609023	4.43%	0
2015*	10.000000	9.201355	-7.99%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	10.152774	11.955804	17.76%	0
2018	12.846754	10.152774	-20.97%	0
2017	9.474369	12.846754	35.59%	0
2016	9.181290	9.474369	3.19%	0
2015	11.417683	9.181290	-19.59%	0
2014	12.616644	11.417683	-9.50%	0
2013	13.086309	12.616644	-3.59%	0
2012	11.652971	13.086309	12.30%	0
2011	15.681667	11.652971	-25.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.532690	8.705042	2.02%	0
2018	8.894488	8.532690	-4.07%	0
2017	9.074891	8.894488	-1.99%	0
2016	9.382367	9.074891	-3.28%	0
2015	9.783984	9.382367	-4.10%	0
2014	9.746318	9.783984	0.39%	0
2013	10.581638	9.746318	-7.89%	0
2012	10.696697	10.581638	-1.08%	0
2011	10.387425	10.696697	2.98%	0
1074

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.615240	6.463762	-2.29%	0
2018	6.797886	6.615240	-2.69%	0
2017	7.050621	6.797886	-3.58%	0
2016	7.343018	7.050621	-3.98%	0
2015	7.648972	7.343018	-4.00%	0
2014	7.967677	7.648972	-4.00%	0
2013	8.299660	7.967677	-4.00%	0
2012	8.646443	8.299660	-4.01%	0
2011	9.005698	8.646443	-3.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	6.652282	7.594071	14.16%	0
2018	8.135459	6.652282	-18.23%	0
2017	6.667923	8.135459	22.01%	0
2016	6.901255	6.667923	-3.38%	0
2015	7.428176	6.901255	-7.09%	0
2014	7.793853	7.428176	-4.69%	0
2013	6.905655	7.793853	12.86%	0
2012	6.243363	6.905655	10.61%	0
2011	7.225698	6.243363	-13.60%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	6.962698	8.101434	16.35%	0
2018	8.448085	6.962698	-17.58%	0
2017	7.069860	8.448085	19.49%	0
2016	7.325296	7.069860	-3.49%	0
2015	7.738119	7.325296	-5.33%	0
2014	8.592329	7.738119	-9.94%	0
2013	7.396144	8.592329	16.17%	0
2012	6.517932	7.396144	13.47%	0
2011	7.790246	6.517932	-16.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	12.191836	14.481906	18.78%	0
2018	13.937067	12.191836	-12.52%	0
2017	12.256977	13.937067	13.71%	0
2016	11.662022	12.256977	5.10%	0
2015	12.270491	11.662022	-4.96%	0
2014	12.174840	12.270491	0.79%	0
2013	9.966282	12.174840	22.16%	0
2012	8.957876	9.966282	11.26%	0
2011	9.712286	8.957876	-7.77%	0
1075

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	12.654323	14.011912	10.73%	0
2018	13.856671	12.654323	-8.68%	0
2017	12.986737	13.856671	6.70%	0
2016	12.724316	12.986737	2.06%	0
2015	13.277595	12.724316	-4.17%	0
2014	13.224443	13.277595	0.40%	0
2013	12.144989	13.224443	8.89%	0
2012	11.566593	12.144989	5.00%	0
2011	11.941778	11.566593	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	14.824441	17.069395	15.14%	0
2018	16.514436	14.824441	-10.23%	0
2017	14.981773	16.514436	10.23%	0
2016	14.483272	14.981773	3.44%	0
2015	15.167486	14.483272	-4.51%	0
2014	15.016820	15.167486	1.00%	0
2013	13.090372	15.016820	14.72%	0
2012	12.148848	13.090372	7.75%	0
2011	12.773538	12.148848	-4.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	9.094643	9.563206	5.15%	0
2018	9.649768	9.094643	-5.75%	0
2017	9.510243	9.649768	1.47%	0
2016	9.500291	9.510243	0.10%	0
2015	9.870041	9.500291	-3.75%	0
2014	9.896292	9.870041	-0.27%	0
2013	9.833507	9.896292	0.64%	0
2012	9.740165	9.833507	0.96%	0
2011	9.856082	9.740165	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	9.622702	10.438595	8.48%	0
2018	10.623675	9.622702	-9.42%	0
2017	9.703449	10.623675	9.48%	0
2016	9.560859	9.703449	1.49%	0
2015	10.292925	9.560859	-7.11%	0
2014	10.464834	10.292925	-1.64%	0
2013*	10.000000	10.464834	4.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	9.879283	10.930321	10.64%	0
2018	10.956726	9.879283	-9.83%	0
2017	9.756736	10.956726	12.30%	0
2016	9.501629	9.756736	2.68%	0
2015	10.305193	9.501629	-7.80%	0
2014	10.551691	10.305193	-2.34%	0
2013*	10.000000	10.551691	5.52%	0
1076

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.057065	12.498461	13.04%	0
2018	12.214296	11.057065	-9.47%	0
2017	11.265377	12.214296	8.42%	0
2016	10.951147	11.265377	2.87%	0
2015	11.445796	10.951147	-4.32%	0
2014	11.335405	11.445796	0.97%	0
2013	10.124182	11.335405	11.96%	0
2012	9.517948	10.124182	6.37%	0
2011	9.917673	9.517948	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.812171	13.815027	16.96%	0
2018	13.337922	11.812171	-11.44%	0
2017	11.906098	13.337922	12.03%	0
2016	11.431178	11.906098	4.15%	0
2015	11.995091	11.431178	-4.70%	0
2014	11.904781	11.995091	0.76%	0
2013	10.133068	11.904781	17.48%	0
2012	9.279370	10.133068	9.20%	0
2011	9.875258	9.279370	-6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.186577	11.097699	8.94%	0
2018	11.024946	10.186577	-7.60%	0
2017	10.514419	11.024946	4.86%	0
2016	10.360404	10.514419	1.49%	0
2015	10.795423	10.360404	-4.03%	0
2014	10.736391	10.795423	0.55%	0
2013	10.121433	10.736391	6.08%	0
2012	9.759536	10.121433	3.71%	0
2011	9.959787	9.759536	-2.01%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.281214	2.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.576468	5.76%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	13.490162	16.864165	25.01%	0
2018	14.542937	13.490162	-7.24%	0
2017	11.662177	14.542937	24.70%	0
2016	11.909693	11.662177	-2.08%	0
2015	12.029468	11.909693	-1.00%	0
2014	11.376186	12.029468	5.74%	0
2013	8.815971	11.376186	29.04%	0
2012	7.907773	8.815971	11.48%	0
2011	8.511731	7.907773	-7.10%	0
1077

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	9.899129	11.305989	14.21%	0
2018	10.836394	9.899129	-8.65%	0
2017	9.601151	10.836394	12.87%	0
2016	9.212566	9.601151	4.22%	0
2015	9.817095	9.212566	-6.16%	0
2014*	10.000000	9.817095	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.109427	13.009610	17.10%	0
2018	11.880999	11.109427	-6.49%	0
2017	10.168222	11.880999	16.84%	0
2016	9.623903	10.168222	5.66%	0
2015	10.010806	9.623903	-3.86%	0
2014*	10.000000	10.010806	0.11%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	22.074602	29.103432	31.84%	0
2018	23.359786	22.074602	-5.50%	0
2017	19.146904	23.359786	22.00%	0
2016	19.300755	19.146904	-0.80%	0
2015	19.179992	19.300755	0.63%	0
2014	18.403412	19.179992	4.22%	0
2013	14.065886	18.403412	30.84%	0
2012	12.373742	14.065886	13.68%	0
2011	13.218044	12.373742	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	18.461082	22.451814	21.62%	0
2018	21.247189	18.461082	-13.11%	0
2017	20.407767	21.247189	4.11%	0
2016	17.681628	20.407767	15.42%	0
2015	19.274703	17.681628	-8.27%	0
2014	17.776110	19.274703	8.43%	0
2013	14.062412	17.776110	26.41%	0
2012	12.800590	14.062412	9.86%	0
2011	13.268333	12.800590	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	16.567700	19.984941	20.63%	0
2018	19.480004	16.567700	-14.95%	0
2017	17.523922	19.480004	11.16%	0
2016	15.173216	17.523922	15.49%	0
2015	16.216473	15.173216	-6.43%	0
2014	15.437889	16.216473	5.04%	0
2013	12.086388	15.437889	27.73%	0
2012	10.718317	12.086388	12.76%	0
2011	11.455559	10.718317	-6.44%	0
1078

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	6.208752	6.929430	11.61%	0
2018	7.825763	6.208752	-20.66%	0
2017	6.651770	7.825763	17.65%	0
2016	6.599431	6.651770	0.79%	0
2015	7.262816	6.599431	-9.13%	0
2014	8.376187	7.262816	-13.29%	0
2013	7.207825	8.376187	16.21%	0
2012	6.415168	7.207825	12.36%	0
2011	7.994470	6.415168	-19.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	10.962627	13.165634	20.10%	0
2018	12.949458	10.962627	-15.34%	0
2017	11.793516	12.949458	9.80%	0
2016	10.585039	11.793516	11.42%	0
2015	11.418629	10.585039	-7.30%	0
2014	10.789241	11.418629	5.83%	0
2013	8.323106	10.789241	29.63%	0
2012	7.373580	8.323106	12.88%	0
2011	8.178567	7.373580	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.901391	16.527792	18.89%	0
2018	16.678405	13.901391	-16.65%	0
2017	15.259382	16.678405	9.30%	0
2016	13.515361	15.259382	12.90%	0
2015	14.496948	13.515361	-6.77%	0
2014	12.904507	14.496948	12.34%	0
2013	9.907187	12.904507	30.25%	0
2012	8.870933	9.907187	11.68%	0
2011	9.459446	8.870933	-6.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	12.648230	16.438022	29.96%	0
2018	14.358353	12.648230	-11.91%	0
2017	11.997635	14.358353	19.68%	0
2016	11.564258	11.997635	3.75%	0
2015	11.982734	11.564258	-3.49%	0
2014	12.173119	11.982734	-1.56%	0
2013	8.808479	12.173119	38.20%	0
2012	8.114017	8.808479	8.56%	0
2011	8.524880	8.114017	-4.82%	0
1079

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	12.656969	14.421815	13.94%	0
2018	15.912519	12.656969	-20.46%	0
2017	15.239602	15.912519	4.42%	0
2016	12.635988	15.239602	20.60%	0
2015	14.046070	12.635988	-10.04%	0
2014	13.704204	14.046070	2.49%	0
2013	10.194475	13.704204	34.43%	0
2012	8.827693	10.194475	15.48%	0
2011	9.725216	8.827693	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	13.670955	16.451645	20.34%	0
2018	16.341487	13.670955	-16.34%	0
2017	15.035692	16.341487	8.68%	0
2016	12.779292	15.035692	17.66%	0
2015	13.569030	12.779292	-5.82%	0
2014	14.056382	13.569030	-3.47%	0
2013	10.417258	14.056382	34.93%	0
2012	9.418222	10.417258	10.61%	0
2011	10.414312	9.418222	-9.56%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	13.061540	15.805171	21.01%	0
2018	14.458527	13.061540	-9.66%	0
2017	12.722661	14.458527	13.64%	0
2016	12.034669	12.722661	5.72%	0
2015	12.588823	12.034669	-4.40%	0
2014	11.866219	12.588823	6.09%	0
2013	8.921018	11.866219	33.01%	0
2012	8.343822	8.921018	6.92%	0
2011	8.984225	8.343822	-7.13%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	10.301450	12.900396	25.23%	0
2018	11.187197	10.301450	-7.92%	0
2017	10.977462	11.187197	1.91%	0
2016	10.667659	10.977462	2.90%	0
2015	11.778978	10.667659	-9.43%	0
2014	9.540244	11.778978	23.47%	0
2013	9.676515	9.540244	-1.41%	0
2012	8.721604	9.676515	10.95%	0
2011	8.558764	8.721604	1.90%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	13.730143	17.246081	25.61%	0
2018	15.038567	13.730143	-8.70%	0
2017	12.920710	15.038567	16.39%	0
2016	12.080714	12.920710	6.95%	0
2015	12.466551	12.080714	-3.09%	0
2014	11.484113	12.466551	8.55%	0
2013*	10.000000	11.484113	14.84%	0
1080

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	7.788132	7.782219	-0.08%	0
2018	8.048448	7.788132	-3.23%	0
2017	8.252546	8.048448	-2.47%	0
2016	8.386475	8.252546	-1.60%	0
2015	8.765843	8.386475	-4.33%	0
2014	9.086211	8.765843	-3.53%	0
2013	9.454863	9.086211	-3.90%	0
2012	9.514608	9.454863	-0.63%	0
2011	9.782966	9.514608	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.241910	14.685690	19.96%	0
2018	14.387268	12.241910	-14.91%	0
2017	13.123792	14.387268	9.63%	0
2016	11.308695	13.123792	16.05%	0
2015	12.384635	11.308695	-8.69%	0
2014	12.339103	12.384635	0.37%	0
2013*	10.000000	12.339103	23.39%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	12.823893	16.846119	31.37%	0
2018	14.374751	12.823893	-10.79%	0
2017	11.740422	14.374751	22.44%	0
2016	11.530003	11.740422	1.82%	0
2015	12.052205	11.530003	-4.33%	0
2014	12.104258	12.052205	-0.43%	0
2013	9.096464	12.104258	33.07%	0
2012	8.265892	9.096464	10.05%	0
2011	9.010731	8.265892	-8.27%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	16.894850	21.487243	27.18%	0
2018	18.838739	16.894850	-10.32%	0
2017	15.751958	18.838739	19.60%	0
2016	15.750965	15.751958	0.01%	0
2015	16.245765	15.750965	-3.05%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.134753	7.101902	-0.46%	0
2018	7.358565	7.134753	-3.04%	0
2017	7.596624	7.358565	-3.13%	0
2016	7.816965	7.596624	-2.82%	0
2015	8.127757	7.816965	-3.82%	0
2014	8.415088	8.127757	-3.41%	0
2013	8.711994	8.415088	-3.41%	0
2012	8.676395	8.711994	0.41%	0
2011	9.010896	8.676395	-3.71%	0
1081

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	14.624237	17.673473	20.85%	0
2018	16.162778	14.624237	-9.52%	0
2017	14.214380	16.162778	13.71%	0
2016	13.475943	14.214380	5.48%	0
2015	14.102851	13.475943	-4.45%	0
2014	13.308734	14.102851	5.97%	0
2013	10.074517	13.308734	32.10%	0
2012	9.456985	10.074517	6.53%	0
2011	10.163342	9.456985	-6.95%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.024240	9.680689	7.27%	0
2018	9.944110	9.024240	-9.25%	0
2017	9.134994	9.944110	8.86%	0
2016	8.426939	9.134994	8.40%	0
2015	9.666416	8.426939	-12.82%	0
2014	10.023640	9.666416	-3.56%	0
2013	10.429913	10.023640	-3.90%	0
2012*	10.000000	10.429913	4.30%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.340247	10.280485	10.07%	0
2018	10.224993	9.340247	-8.65%	0
2017	9.701064	10.224993	5.40%	0
2016	8.924891	9.701064	8.70%	0
2015	9.521981	8.924891	-6.27%	0
2014*	10.000000	9.521981	-4.78%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	8.768494	9.000062	2.64%	0
2018	9.523838	8.768494	-7.93%	0
2017	8.957946	9.523838	6.32%	0
2016	9.066905	8.957946	-1.20%	0
2015	10.174769	9.066905	-10.89%	0
2014	10.566918	10.174769	-3.71%	0
2013	11.780858	10.566918	-10.30%	0
2012	11.662833	11.780858	1.01%	0
2011	11.204438	11.662833	4.09%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	8.661784	8.641592	-0.23%	0
2018	9.003364	8.661784	-3.79%	0
2017	9.261483	9.003364	-2.79%	0
2016	9.522047	9.261483	-2.74%	0
2015	9.898126	9.522047	-3.80%	0
2014	10.233969	9.898126	-3.28%	0
2013	10.685205	10.233969	-4.22%	0
2012	10.526363	10.685205	1.51%	0
2011	10.854336	10.526363	-3.02%	0
1082

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.493787	9.359776	-1.41%	0
2018	9.752402	9.493787	-2.65%	0
2017	9.928735	9.752402	-1.78%	0
2016*	10.000000	9.928735	-0.71%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	8.838473	9.184701	3.92%	0
2018	9.267653	8.838473	-4.63%	0
2017	9.209116	9.267653	0.64%	0
2016	9.350189	9.209116	-1.51%	0
2015	9.707198	9.350189	-3.68%	0
2014	9.707123	9.707198	0.00%	0
2013	10.323538	9.707123	-5.97%	0
2012	9.821738	10.323538	5.11%	0
2011*	10.000000	9.821738	-1.78%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.713155	12.159920	25.19%	0
2018	11.059114	9.713155	-12.17%	0
2017*	10.000000	11.059114	10.59%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.610354	16.554135	31.27%	0
2018	12.833482	12.610354	-1.74%	0
2017	10.210787	12.833482	25.69%	0
2016*	10.000000	10.210787	2.11%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	8.116156	9.751377	20.15%	0
2018	10.454913	8.116156	-22.37%	0
2017	8.602477	10.454913	21.53%	0
2016	9.185326	8.602477	-6.35%	0
2015	9.554749	9.185326	-3.87%	0
2014	10.676656	9.554749	-10.51%	0
2013	8.683644	10.676656	22.95%	0
2012	7.420051	8.683644	17.03%	0
2011	9.304694	7.420051	-20.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	27.503194	33.962315	23.48%	0
2018	28.412696	27.503194	-3.20%	0
2017	23.245205	28.412696	22.23%	0
2016	27.117172	23.245205	-14.28%	0
2015	25.115095	27.117172	7.97%	0
2014	19.935939	25.115095	25.98%	0
2013	13.796650	19.935939	44.50%	0
2012	10.971485	13.796650	25.75%	0
2011	10.352428	10.971485	5.98%	0
1083

Maximum Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.400135	4.711875	7.08%	0
2018	6.405302	4.400135	-31.30%	0
2017	6.805547	6.405302	-5.88%	0
2016	4.942540	6.805547	37.69%	0
2015	7.757586	4.942540	-36.29%	0
2014	10.019965	7.757586	-22.58%	0
2013	9.463223	10.019965	5.88%	0
2012*	10.000000	9.463223	-5.37%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.509669	4.843155	7.39%	0
2018	6.551481	4.509669	-31.17%	0
2017	6.941526	6.551481	-5.62%	0
2016	5.030863	6.941526	37.98%	0
2015	7.874939	5.030863	-36.12%	0
2014	10.140961	7.874939	-22.35%	0
2013	9.556824	10.140961	6.11%	0
2012*	10.000000	9.556824	-4.43%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.596210	5.96%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	20.317031	24.347023	19.84%	0
2018	20.895290	20.317031	-2.77%	0
2017	17.291729	20.895290	20.84%	0
2016	16.715288	17.291729	3.45%	0
2015	17.928792	16.715288	-6.77%	0
2014	19.033556	17.928792	-5.80%	0
2013	13.196918	19.033556	44.23%	0
2012	12.745064	13.196918	3.55%	0
2011	13.914797	12.745064	-8.41%	0
1084

NATIONWIDE
VARIABLE
ACCOUNT-II Annual Report to Contract Owners December 31, 2019
NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)(1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)(1)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)(1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)(1)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)(1)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

2

EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)(1)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)(1)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)(1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)

3

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)(1)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)(1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

4

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

5

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)(1)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

6

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 18, 2018 (inception) to December 31, 2018.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 31, 2018 (inception) to December 31, 2018.

ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 31, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 21, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 19, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

7

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 11, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 25, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 1, 2018 (inception) to December 31, 2018.

GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from September 14, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

8

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 8, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation).

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation).

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

10

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	31,995	$351,723	$323,147	$-	$323,147	$18	$323,129	$323,129	$-	$323,129
ALVGIB	148,454	4,099,649	4,417,982	-	4,417,982	98	4,417,884	4,417,884	-	4,417,884
ALVIVB	85,598	1,186,548	1,218,915	-	1,218,915	43	1,218,872	1,218,872	-	1,218,872
ALVDAA	4,012	47,713	54,002	-	54,002	7	53,995	53,995	-	53,995
ALVDAB	1,074,177	12,825,375	14,351,010	-	14,351,010	184	14,350,826	14,350,826	-	14,350,826
ALVSVA	33,225	647,982	595,055	-	595,055	14	595,041	595,041	-	595,041
ALVSVB	5,567,570	104,349,800	98,657,342	-	98,657,342	110	98,657,232	98,654,265	2,967	98,657,232
ALMCS	15,056	292,652	313,616	20	313,636	-	313,636	313,636	-	313,636
ARLPE3	4,540	50,434	69,501	3	69,504	-	69,504	69,504	-	69,504
AAEIP3	2,564	23,896	22,973	-	22,973	3	22,970	22,970	-	22,970
ACVIP1	183,082	1,850,861	1,882,086	-	1,882,086	16	1,882,070	1,882,070	-	1,882,070
ACVB	3,249,785	23,639,953	26,583,244	200	26,583,444	-	26,583,444	26,517,118	66,326	26,583,444
ACVCA	2,066	29,991	32,969	95	33,064	-	33,064	-	33,064	33,064
ACVIG	1,348,877	12,600,572	13,515,748	-	13,515,748	53	13,515,695	13,515,695	-	13,515,695
ACVIG2	356,258	3,292,084	3,573,270	-	3,573,270	55	3,573,215	3,573,215	-	3,573,215
ACVIP2	19,226,780	197,276,023	197,266,759	-	197,266,759	117	197,266,642	197,180,047	86,595	197,266,642
ACVI	616	6,653	7,081	68	7,149	-	7,149	-	7,149	7,149
ACVMV1	523,711	10,457,547	10,830,342	-	10,830,342	29	10,830,313	10,809,320	20,993	10,830,313
ACVMV2	7,775,789	150,177,120	160,958,842	-	160,958,842	23	160,958,819	160,894,132	64,687	160,958,819
AMVCB4	13,862	139,187	148,457	-	148,457	8	148,449	148,449	-	148,449
AMVBC4	41,303	525,192	549,745	-	549,745	8	549,737	549,737	-	549,737
AMVI4	25,591	465,565	525,630	-	525,630	8	525,622	525,622	-	525,622
AMVGS4	20,607	475,332	539,082	-	539,082	9	539,073	539,073	-	539,073
AFGF	133,801	9,092,987	10,867,279	-	10,867,279	134	10,867,145	10,864,364	2,781	10,867,145
AFHY	51,005	514,049	503,417	112	503,529	-	503,529	498,748	4,781	503,529
AVPAP2	55,856,226	673,163,623	751,824,804	-	751,824,804	262	751,824,542	751,824,542	-	751,824,542
AFGC	48,915	604,946	603,610	134	603,744	-	603,744	603,338	406	603,744
BRVED3	20,407,027	222,324,818	242,435,483	-	242,435,483	432	242,435,051	242,401,136	33,915	242,435,051
BRVHY3	6,707,697	48,343,596	49,771,112	195,396	49,966,508	-	49,966,508	49,951,526	14,982	49,966,508
BRVTR3	29,488,000	346,151,044	355,920,166	679,196	356,599,362	-	356,599,362	356,599,362	-	356,599,362
MLVGA3	22,813,495	334,309,366	330,339,406	104	330,339,510	-	330,339,510	330,200,800	138,710	330,339,510
DVMCSS	1,788,868	34,180,896	33,147,726	-	33,147,726	56	33,147,670	33,137,075	10,595	33,147,670
DVSCS	3,606,943	62,480,425	68,748,341	-	68,748,341	500	68,747,841	68,693,857	53,984	68,747,841
DSIF	3,734,387	126,188,751	223,876,481	-	223,876,481	1,368	223,875,113	223,546,554	328,559	223,875,113
DSIFS	2,233,860	95,758,539	134,098,604	241	134,098,845	-	134,098,845	134,065,977	32,868	134,098,845
DSRG	987,077	34,051,553	38,792,127	246	38,792,373	-	38,792,373	38,768,298	24,075	38,792,373
DCAP	641,062	25,938,362	27,411,807	-	27,411,807	381	27,411,426	27,383,863	27,563	27,411,426
DCAPS	2,179,602	86,789,676	92,175,352	-	92,175,352	24	92,175,328	92,162,383	12,945	92,175,328
DVDLS	21,194	965,944	840,345	-	840,345	72	840,273	839,641	632	840,273
DGI	425,937	10,990,236	13,553,316	-	13,553,316	42	13,553,274	13,545,644	7,630	13,553,274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
CHSMM	5,398,009	5,398,009	5,398,009	-	5,398,009	197	5,397,812	5,397,812	-	5,397,812
CLVHY2	1,665,088	11,043,423	11,255,993	-	11,255,993	106	11,255,887	11,255,887	-	11,255,887
DWVVLS	86,565	2,547,887	2,679,190	9	2,679,199	-	2,679,199	2,679,199	-	2,679,199
DWVSVS	1,577,478	59,932,997	60,038,830	-	60,038,830	512	60,038,318	60,032,877	5,441	60,038,318
ETVFR	7,530,054	69,704,820	68,899,993	-	68,899,993	1,398	68,898,595	68,892,705	5,890	68,898,595
FVU2S	51,555	540,500	581,023	-	581,023	41	580,982	580,982	-	580,982
FQB	422,264	4,721,419	4,775,801	-	4,775,801	49	4,775,752	4,775,752	-	4,775,752
FQBS	1,397,581	15,499,548	15,764,719	-	15,764,719	174	15,764,545	15,764,545	-	15,764,545
FEMS2	627,099	7,470,440	7,957,887	-	7,957,887	137	7,957,750	7,957,750	-	7,957,750
FC2	307,021	10,370,621	11,083,472	-	11,083,472	50	11,083,422	11,083,422	-	11,083,422
FEIP	11,577,155	233,576,566	275,188,964	1,153	275,190,117	-	275,190,117	274,799,594	390,523	275,190,117
FVSS2	388,181	4,881,080	5,213,275	111	5,213,386	-	5,213,386	5,186,100	27,286	5,213,386
FHIP	6,838,695	37,582,735	37,134,114	-	37,134,114	226	37,133,888	37,080,785	53,103	37,133,888
FAMP	5,760,565	82,799,945	87,733,407	56	87,733,463	-	87,733,463	87,683,449	50,014	87,733,463
FB2	33,718,043	586,756,850	641,317,171	-	641,317,171	242	641,316,929	641,316,929	-	641,316,929
FNRS2	3,863,623	73,898,204	61,199,794	-	61,199,794	531	61,199,263	61,177,730	21,533	61,199,263
FEI2	13,067,716	278,037,674	301,864,246	-	301,864,246	168	301,864,078	301,831,977	32,101	301,864,078
FF10S	374,627	4,703,045	5,019,999	-	5,019,999	31	5,019,968	5,019,968	-	5,019,968
FF10S2	19,647,638	235,848,030	261,706,540	175	261,706,715	-	261,706,715	261,631,240	75,475	261,706,715
FF20S	612,247	8,078,397	8,546,969	-	8,546,969	64	8,546,905	8,546,905	-	8,546,905
FF20S2	29,321,638	339,098,760	408,157,206	-	408,157,206	86	408,157,120	407,782,827	374,293	408,157,120
FF30S	895,220	11,868,313	13,652,110	-	13,652,110	18	13,652,092	13,652,092	-	13,652,092
FF30S2	4,686,042	62,814,684	71,180,971	-	71,180,971	331	71,180,640	71,170,340	10,300	71,180,640
FGI2	24,407,674	491,380,744	526,717,608	-	526,717,608	81	526,717,527	526,717,527	-	526,717,527
FGP	5,230,552	236,717,211	413,684,346	1,866	413,686,212	-	413,686,212	413,039,306	646,906	413,686,212
FG2	5,512,783	344,900,517	426,854,771	-	426,854,771	152	426,854,619	426,825,480	29,139	426,854,619
FIGBS	1,077,614	13,710,619	14,030,535	570	14,031,105	-	14,031,105	13,995,244	35,861	14,031,105
FIGBP2	63,523,210	795,990,876	815,002,788	52	815,002,840	-	815,002,840	814,933,908	68,932	815,002,840
FMCS	509,401	16,905,930	16,601,376	-	16,601,376	22	16,601,354	16,586,396	14,958	16,601,354
FMC2	7,413,251	235,445,469	235,370,707	-	235,370,707	174	235,370,533	235,309,401	61,132	235,370,533
FOP	2,259,133	42,143,208	52,253,742	73	52,253,815	-	52,253,815	52,207,197	46,618	52,253,815
FO2	4,262,399	85,380,046	97,608,928	-	97,608,928	208	97,608,720	97,597,749	10,971	97,608,720
FVSS	292,619	3,817,760	3,883,055	-	3,883,055	101	3,882,954	3,882,954	-	3,882,954
FRESS2	472,520	9,042,226	9,190,520	-	9,190,520	163	9,190,357	9,190,357	-	9,190,357
FTVIS2	14,730,997	230,440,898	234,370,160	-	234,370,160	66	234,370,094	234,316,579	53,515	234,370,094
FTVRD2	1,273,341	31,443,374	34,367,471	-	34,367,471	25	34,367,446	34,343,613	23,833	34,367,446
FTVSV2	5,238,180	87,526,066	78,834,615	-	78,834,615	128	78,834,487	78,816,890	17,597	78,834,487
FTVMD2	76,790	1,482,829	1,423,688	5	1,423,693	-	1,423,693	1,423,693	-	1,423,693
FTVDM2	912,493	7,641,650	9,772,797	-	9,772,797	212	9,772,585	9,772,585	-	9,772,585
TIF2	2,033,600	31,664,367	28,328,053	-	28,328,053	396	28,327,657	28,311,161	16,496	28,327,657

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVGI2	6,217,742	109,128,245	99,297,341	-	99,297,341	79	99,297,262	99,271,236	26,026	99,297,262
FTVFA2	12,766,165	90,876,973	86,937,580	-	86,937,580	11	86,937,569	86,840,145	97,424	86,937,569
FTVSI2	143,909	1,532,601	1,518,244	-	1,518,244	17	1,518,227	1,518,227	-	1,518,227
GVMSAS	180,200	1,630,371	1,625,403	-	1,625,403	30	1,625,373	1,625,373	-	1,625,373
GVSSCS	43,481	577,220	543,949	7	543,956	-	543,956	543,956	-	543,956
GVGMNS	852,344	10,109,981	10,483,832	-	10,483,832	167	10,483,665	10,469,053	14,612	10,483,665
RSRF	448	7,029	6,202	-	6,202	-	6,202	6,202	-	6,202
RVARS	574,858	13,776,560	13,888,562	-	13,888,562	247	13,888,315	13,862,116	26,199	13,888,315
ACEG2	74,147	4,470,431	4,738,002	-	4,738,002	185	4,737,817	4,736,807	1,010	4,737,817
IVMCC2	1,262,924	16,250,273	15,003,535	-	15,003,535	304	15,003,231	14,967,027	36,204	15,003,231
IVKMG2	2,816,300	14,742,938	14,954,552	-	14,954,552	293	14,954,259	14,954,259	-	14,954,259
IVBRA1	18,457	207,250	201,366	-	201,366	2	201,364	201,364	-	201,364
OVIGS	24,053,965	58,484,874	61,578,151	-	61,578,151	405	61,577,746	61,577,746	-	61,577,746
OVMS	1,425,355	19,354,621	23,247,539	73	23,247,612	-	23,247,612	23,174,078	73,534	23,247,612
OVB	1,942,343	14,970,933	15,402,781	154	15,402,935	-	15,402,935	15,381,560	21,375	15,402,935
OVGS	3,131,149	124,328,323	133,230,374	308	133,230,682	-	133,230,682	133,050,649	180,033	133,230,682
OVGSS	3,015,358	120,939,374	126,494,265	-	126,494,265	119	126,494,146	126,384,297	109,849	126,494,146
OVIG	703,013	1,665,290	1,722,382	-	1,722,382	16	1,722,366	1,722,366	-	1,722,366
OVGI	398,691	11,449,204	11,737,476	-	11,737,476	101	11,737,375	11,737,375	-	11,737,375
OVGIS	6,504,784	181,749,954	188,963,987	-	188,963,987	174	188,963,813	188,895,345	68,468	188,963,813
OVSC	218,751	5,137,673	5,101,263	-	5,101,263	25	5,101,238	5,091,127	10,111	5,101,238
OVSCS	4,479,502	104,631,273	102,535,800	33	102,535,833	-	102,535,833	102,406,393	129,440	102,535,833
OVAG	144,484	11,400,971	12,110,684	-	12,110,684	90	12,110,594	12,110,104	490	12,110,594
OVSB	341,396	1,683,484	1,696,736	-	1,696,736	27	1,696,709	1,696,709	-	1,696,709
OVSBS	1,163,880	6,100,150	5,970,706	-	5,970,706	162	5,970,544	5,970,206	338	5,970,544
WRPMCV	319,317	1,695,254	1,782,780	-	1,782,780	12	1,782,768	1,782,768	-	1,782,768
WRPMAV	980,673	5,039,171	5,519,034	-	5,519,034	-	5,519,034	5,519,034	-	5,519,034
WRPMMV	857,544	4,557,452	5,004,369	-	5,004,369	13	5,004,356	5,004,356	-	5,004,356
WRASP	15,979,857	159,715,214	151,810,238	177	151,810,415	-	151,810,415	151,627,922	182,493	151,810,415
WRENG	2,466	10,855	9,864	-	9,864	3	9,861	9,861	-	9,861
WRHIP	21,066,120	75,638,850	73,074,156	-	73,074,156	545	73,073,611	72,891,772	181,839	73,073,611
WRMCG	10,151,970	115,786,006	128,785,856	-	128,785,856	32	128,785,824	128,785,824	-	128,785,824
WRPAP	1,999	10,048	10,003	-	10,003	7	9,996	9,996	-	9,996
WRPCP	215,351	1,064,471	1,109,898	-	1,109,898	7	1,109,891	1,109,891	-	1,109,891
WRPMP	4,215,069	22,132,635	21,895,597	-	21,895,597	19	21,895,578	21,895,578	-	21,895,578
WRPMAP	8,014,843	43,312,750	42,643,771	-	42,643,771	12	42,643,759	42,643,759	-	42,643,759
WRPMCP	987,555	5,258,760	5,153,556	-	5,153,556	13	5,153,543	5,153,543	-	5,153,543
JPICB2	118,384	1,315,144	1,312,883	5	1,312,888	-	1,312,888	1,312,888	-	1,312,888
JPMMV1	953,583	10,283,700	11,261,815	-	11,261,815	56	11,261,759	11,261,759	-	11,261,759
JABS	235,010	7,776,681	9,799,906	-	9,799,906	103	9,799,803	9,799,803	-	9,799,803

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAMGS	25,686	1,818,835	2,053,076	-	2,053,076	34	2,053,042	2,053,042	-	2,053,042
JAFBS	5,171,281	66,071,373	67,174,943	-	67,174,943	315	67,174,628	67,151,605	23,023	67,174,628
JACAS	3,338,994	115,090,413	138,668,409	-	138,668,409	186	138,668,223	138,633,314	34,909	138,668,223
JAGTS	11,660,868	136,050,554	175,262,840	-	175,262,840	383	175,262,457	175,244,593	17,864	175,262,457
JAIGS	1,152,196	34,313,737	36,755,059	-	36,755,059	622	36,754,437	36,738,733	15,704	36,754,437
LZREMS	2,057,545	41,896,394	45,265,998	-	45,265,998	50	45,265,948	45,259,957	5,991	45,265,948
LOVTRC	3,038,951	50,513,443	51,206,316	-	51,206,316	243	51,206,073	51,206,073	-	51,206,073
LOVSDC	18,166	259,946	259,225	5	259,230	-	259,230	259,230	-	259,230
MNCPS2	6,344	85,740	85,447	-	85,447	6	85,441	85,441	-	85,441
M2IGSS	306,409	5,349,323	6,823,732	-	6,823,732	84	6,823,648	6,823,648	-	6,823,648
MNDSC	3,723,101	66,523,820	67,090,272	-	67,090,272	560	67,089,712	67,089,712	-	67,089,712
MVUSC	6,319	186,186	218,385	-	218,385	16	218,369	218,369	-	218,369
MVFSC	18,717,799	312,512,973	384,089,228	-	384,089,228	80	384,089,148	383,956,790	132,358	384,089,148
MVIGSC	160,267	2,118,108	2,261,371	-	2,261,371	9	2,261,362	2,261,362	-	2,261,362
MVIVSC	10,231,564	235,080,266	301,524,187	-	301,524,187	186	301,524,001	301,384,233	139,768	301,524,001
MGRFV	576	6,674	6,571	1	6,572	-	6,572	6,572	-	6,572
MSGI2	1,638,483	12,586,554	13,206,173	-	13,206,173	189	13,205,984	13,205,984	-	13,205,984
MSVFI	242,000	2,708,351	2,737,025	-	2,737,025	5	2,737,020	2,706,989	30,031	2,737,020
MSVF2	935,949	10,005,851	10,548,140	-	10,548,140	123	10,548,017	10,538,872	9,145	10,548,017
MSEM	170,478	1,332,932	1,309,274	-	1,309,274	153	1,309,121	1,309,121	-	1,309,121
MSEMB	75,621	594,467	575,478	-	575,478	37	575,441	575,441	-	575,441
VKVGR2	31,639	332,629	341,697	-	341,697	15	341,682	341,682	-	341,682
MSVRE	872	15,408	19,119	85	19,204	-	19,204	-	19,204	19,204
MSVREB	80	1,316	1,745	1	1,746	-	1,746	-	1,746	1,746
NVFIII	236,074	2,550,919	2,523,626	-	2,523,626	8	2,523,618	2,523,618	-	2,523,618
GBF	15,782,577	172,216,881	171,556,615	225	171,556,840	-	171,556,840	171,404,321	152,519	171,556,840
MSBF	24,199,475	221,403,715	221,183,204	-	221,183,204	40	221,183,164	221,164,763	18,401	221,183,164
HIBF	8,995,516	59,274,729	58,560,812	498	58,561,310	-	58,561,310	58,538,108	23,202	58,561,310
GVABD2	284,682,958	3,255,523,535	3,362,105,734	-	3,362,105,734	574	3,362,105,160	3,361,868,173	236,987	3,362,105,160
NVLCP2	5,845,068	66,333,018	67,276,735	-	67,276,735	518	67,276,217	67,267,324	8,893	67,276,217
NVCBD1	331,677	3,630,624	3,651,763	-	3,651,763	25	3,651,738	3,651,738	-	3,651,738
NVCBD2	9,052,823	97,845,231	99,309,466	35	99,309,501	-	99,309,501	99,051,022	258,479	99,309,501
NVSTB2	14,410,069	148,343,378	147,991,412	-	147,991,412	116	147,991,296	147,972,960	18,336	147,991,296
NVBX	82,902	885,231	883,734	-	883,734	5	883,729	883,729	-	883,729
SAM	504,189,523	504,189,523	504,189,523	170	504,189,693	-	504,189,693	503,101,231	1,088,462	504,189,693
NVGEII	187,823	2,083,898	2,218,194	20	2,218,214	-	2,218,214	2,218,214	-	2,218,214
NJMMA2	103,190	1,015,389	1,021,579	10	1,021,589	-	1,021,589	1,021,589	-	1,021,589
NJNDE2	62,003	659,782	683,893	4	683,897	-	683,897	683,897	-	683,897
NVMGA2	28,799,676	288,425,368	311,900,494	-	311,900,494	239	311,900,255	311,900,255	-	311,900,255
NAMGI2	43,731,835	461,096,880	519,096,880	-	519,096,880	355	519,096,525	519,086,570	9,955	519,096,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMLG1	740,683	9,227,700	9,184,475	481	9,184,956	-	9,184,956	9,152,537	32,419	9,184,956
NVMLG2	9,816,778	121,565,366	120,157,357	20	120,157,377	-	120,157,377	120,096,282	61,095	120,157,377
NVMLV1	393,719	3,716,431	3,074,942	-	3,074,942	49	3,074,893	3,074,893	-	3,074,893
NVMLV2	10,754,679	100,743,574	83,133,672	-	83,133,672	209	83,133,463	83,133,463	-	83,133,463
NVMMG1	18,047,007	192,992,429	178,845,843	288	178,846,131	-	178,846,131	178,638,041	208,090	178,846,131
NVMMG2	13,927,323	139,725,611	128,549,193	-	128,549,193	44	128,549,149	128,521,809	27,340	128,549,149
NVMIG1	1,974,423	22,415,508	22,232,008	-	22,232,008	123	22,231,885	22,197,089	34,796	22,231,885
NVMIG6	8,801,436	90,287,947	98,576,088	-	98,576,088	132	98,575,956	98,572,728	3,228	98,575,956
NVRE1	5,726,352	40,810,232	44,837,335	-	44,837,335	47	44,837,288	44,800,326	36,962	44,837,288
NVRE2	12,617,127	88,706,856	97,656,566	-	97,656,566	138	97,656,428	97,626,272	30,156	97,656,428
NVMMV1	81,273	805,574	648,558	-	648,558	3	648,555	648,555	-	648,555
NVMMV2	28,805,820	288,062,016	231,598,791	-	231,598,791	4	231,598,787	231,565,828	32,959	231,598,787
NVNMO1	6,448,945	62,785,647	75,968,577	36	75,968,613	-	75,968,613	75,809,329	159,284	75,968,613
NVNMO2	3,716,794	40,504,255	43,114,812	-	43,114,812	429	43,114,383	43,109,027	5,356	43,114,383
NVNSR1	157,392	2,107,894	2,102,757	-	2,102,757	49	2,102,708	2,102,708	-	2,102,708
NVNSR2	7,880,036	104,340,667	105,198,484	-	105,198,484	1	105,198,483	105,164,967	33,516	105,198,483
NVAMV1	2,505,323	40,163,638	38,506,814	145	38,506,959	-	38,506,959	38,480,817	26,142	38,506,959
NVAMV2	11,189,978	178,761,955	170,311,460	-	170,311,460	15	170,311,445	170,119,274	192,171	170,311,445
NVOLG1	22,493,928	397,988,355	399,492,162	1,269	399,493,431	-	399,493,431	398,939,922	553,509	399,493,431
NVOLG2	17,365,499	303,203,372	305,459,124	316	305,459,440	-	305,459,440	305,253,784	205,656	305,459,440
NVTIV3	18,312,466	209,443,523	189,900,275	-	189,900,275	71	189,900,204	189,880,932	19,272	189,900,204
DTRTFB	870,429	8,685,724	8,739,106	-	8,739,106	59	8,739,047	8,739,047	-	8,739,047
TRF	5,674,826	60,498,124	131,485,720	1,028	131,486,748	-	131,486,748	130,888,989	597,759	131,486,748
TRF2	4,879,188	66,010,071	112,611,648	-	112,611,648	51	112,611,597	112,585,840	25,757	112,611,597
EIF	220,431	4,201,793	4,386,573	-	4,386,573	5	4,386,568	4,386,568	-	4,386,568
EIF2	16,586,491	268,521,915	327,417,337	-	327,417,337	60	327,417,277	327,350,159	67,118	327,417,277
SCGF	411,058	6,964,600	6,568,700	-	6,568,700	73	6,568,627	6,568,627	-	6,568,627
SCGF2	2,857,722	45,186,152	40,922,579	-	40,922,579	582	40,921,997	40,915,829	6,168	40,921,997
SCF	3,565,394	67,458,229	60,683,003	220	60,683,223	-	60,683,223	60,484,876	198,347	60,683,223
SCF2	2,639,117	48,899,459	41,328,577	-	41,328,577	453	41,328,124	41,289,671	38,453	41,328,124
GEM	654,851	7,761,861	8,807,749	-	8,807,749	4	8,807,745	8,798,661	9,084	8,807,745
GEM2	4,137,748	48,318,712	54,949,290	-	54,949,290	550	54,948,740	54,828,054	120,686	54,948,740
GIG	1,313,043	13,979,299	14,285,903	359	14,286,262	-	14,286,262	14,250,205	36,057	14,286,262
NVIE6	4,055,745	42,123,490	43,720,926	-	43,720,926	89	43,720,837	43,690,147	30,690	43,720,837
SCVF	2,847,130	32,784,210	23,887,421	307	23,887,728	-	23,887,728	23,770,709	117,019	23,887,728
SCVF2	4,430,407	49,811,484	35,487,560	-	35,487,560	454	35,487,106	35,485,822	1,284	35,487,106
GVAGG2	11,256,796	325,227,377	374,175,887	-	374,175,887	168	374,175,719	374,098,028	77,691	374,175,719
GVAGR2	7,348,293	570,337,262	643,490,055	174	643,490,229	-	643,490,229	643,170,424	319,805	643,490,229
GVAGI2	64,999,532	3,253,156,903	3,652,973,725	-	3,652,973,725	467	3,652,973,258	3,652,605,180	368,078	3,652,973,258
GVDIVI	294,325	2,925,923	2,319,282	-	2,319,282	51	2,319,231	2,309,936	9,295	2,319,231

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVDIV2	6,774,424	63,560,848	52,975,999	-	52,975,999	563	52,975,436	52,967,430	8,006	52,975,436
NVSIX2	14,020,678	146,839,350	113,146,874	-	113,146,874	500	113,146,374	113,046,259	100,115	113,146,374
GVIX2	270,509	2,706,380	2,759,191	-	2,759,191	22	2,759,169	2,759,169	-	2,759,169
GVIX8	10,193,574	97,168,239	103,464,779	-	103,464,779	504	103,464,275	103,403,145	61,130	103,464,275
MCIF	12,470,768	290,246,581	269,119,165	82	269,119,247	-	269,119,247	269,028,856	90,391	269,119,247
GVEX2	44,049,627	701,794,323	859,848,728	1	859,848,729	-	859,848,729	859,690,531	158,198	859,848,729
GVIDA	12,852,049	151,132,791	159,365,408	129	159,365,537	-	159,365,537	159,314,343	51,194	159,365,537
NAMAA2	195,165,874	2,056,435,757	2,302,957,309	-	2,302,957,309	553	2,302,956,756	2,302,956,756	-	2,302,956,756
GVDMA	54,389,202	608,613,253	680,408,912	50,085	680,458,997	-	680,458,997	680,301,892	157,105	680,458,997
GVIDM	180,213,010	1,992,283,739	2,090,470,919	-	2,090,470,919	957	2,090,469,962	2,089,633,792	836,170	2,090,469,962
GVDMC	66,811,348	721,516,209	713,545,198	290	713,545,488	-	713,545,488	713,356,346	189,142	713,545,488
GVIDC	58,307,589	592,376,841	581,909,733	-	581,909,733	35	581,909,698	581,852,781	56,917	581,909,698
GVAAA2	258,752,963	5,254,326,468	6,766,389,994	157	6,766,390,151	-	6,766,390,151	6,765,651,488	738,663	6,766,390,151
NVCRA2	7,414,074	73,904,535	72,138,944	-	72,138,944	244	72,138,700	72,133,662	5,038	72,138,700
NVCMA2	35,456,568	346,500,113	310,244,966	-	310,244,966	131	310,244,835	310,244,835	-	310,244,835
NVCCA2	240,228,982	2,496,686,879	2,397,485,240	-	2,397,485,240	6,130	2,397,479,110	2,397,275,270	203,840	2,397,479,110
NVCMD2	232,919,247	2,470,730,308	2,366,459,553	-	2,366,459,553	189	2,366,459,364	2,366,315,044	144,320	2,366,459,364
NVCRB2	196,303,723	2,130,769,299	2,043,521,759	-	2,043,521,759	282	2,043,521,477	2,043,288,342	233,135	2,043,521,477
NVCMC2	70,000,783	750,250,874	719,608,052	108	719,608,160	-	719,608,160	719,567,509	40,651	719,608,160
NVCCN2	60,621,130	632,266,102	617,123,108	-	617,123,108	16	617,123,092	617,094,844	28,248	617,123,092
NVDBL2	99,836,333	1,459,164,818	1,523,502,438	-	1,523,502,438	146	1,523,502,292	1,523,490,816	11,476	1,523,502,292
NVDCA2	80,082,546	1,266,517,581	1,397,440,435	-	1,397,440,435	502	1,397,439,933	1,397,418,551	21,382	1,397,439,933
NVLM2	1,369,577	16,790,312	17,489,495	-	17,489,495	111	17,489,384	17,489,384	-	17,489,384
NVLCA2	1,725,216	22,299,096	22,669,337	37,035	22,706,372	-	22,706,372	22,706,372	-	22,706,372
NCPG2	121,887,784	1,290,008,528	1,290,791,631	-	1,290,791,631	412	1,290,791,219	1,290,791,219	-	1,290,791,219
NCPGI2	55,104,487	580,492,581	580,250,245	-	580,250,245	313	580,249,932	580,249,932	-	580,249,932
IDPG2	96,444,305	1,040,465,762	1,108,145,070	-	1,108,145,070	285	1,108,144,785	1,108,144,785	-	1,108,144,785
IDPGI2	42,879,007	458,026,136	473,813,024	-	473,813,024	43	473,812,981	473,812,981	-	473,812,981
AMTB	5,943,772	63,115,241	62,825,666	-	62,825,666	3	62,825,663	62,808,951	16,712	62,825,663
AMINS	8,434	113,103	116,475	-	116,475	5	116,470	116,470	-	116,470
AMCG	488	13,674	14,532	239	14,771	-	14,771	-	14,771	14,771
AMMCGS	116,362	2,838,404	3,158,058	-	3,158,058	73	3,157,985	3,157,985	-	3,157,985
AMSRS	591,476	12,468,225	15,904,782	-	15,904,782	437	15,904,345	15,844,032	60,313	15,904,345
NOTB4	882,151	10,087,777	10,056,517	-	10,056,517	97	10,056,420	10,056,420	-	10,056,420
NOTG4	442,361	5,136,059	5,078,301	-	5,078,301	59	5,078,242	5,078,242	-	5,078,242
NOTMG4	628,624	7,453,567	7,455,479	-	7,455,479	98	7,455,381	7,455,381	-	7,455,381
PMVSTA	6,700,821	69,347,508	69,152,471	-	69,152,471	3,665	69,148,806	69,148,806	-	69,148,806
PMVIV	23,647	253,837	257,044	-	257,044	27	257,017	257,017	-	257,017
PMVRA	21,012	257,757	265,596	-	265,596	19	265,577	265,577	-	265,577
PMVFHA	59,951	654,719	678,642	-	678,642	49	678,593	678,593	-	678,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMUBA	5,494	57,476	57,083	11	57,094	-	57,094	57,094	-	57,094
PMVAAD	3,888,145	41,651,307	42,458,540	-	42,458,540	384	42,458,156	42,412,486	45,670	42,458,156
PMVFAD	1,551,968	16,230,830	15,597,281	-	15,597,281	1,271	15,596,010	15,596,010	-	15,596,010
PMVLAD	37,484,350	390,792,585	382,340,369	-	382,340,369	25,757	382,314,612	382,289,769	24,843	382,314,612
PMVTRD	32,987,372	362,044,436	363,520,845	-	363,520,845	28,617	363,492,228	363,477,084	15,144	363,492,228
PMVRSD	18,982	128,489	123,193	-	123,193	9	123,184	123,184	-	123,184
PMVEBD	984,405	12,669,768	12,984,307	-	12,984,307	1,758	12,982,549	12,978,458	4,091	12,982,549
PMVHYD	32,331	247,037	257,028	-	257,028	38	256,990	256,990	-	256,990
PVEIB	107,741	2,686,099	2,896,068	-	2,896,068	115	2,895,953	2,895,953	-	2,895,953
PVGOB	335,307	3,435,247	3,782,261	-	3,782,261	64	3,782,197	3,782,197	-	3,782,197
PVTIGB	1,207,381	17,489,137	18,098,637	-	18,098,637	138	18,098,499	18,098,499	-	18,098,499
HVSIT	1,469,450	18,866,404	17,486,450	-	17,486,450	345	17,486,105	17,482,244	3,861	17,486,105
ROCSC	33,076	281,076	270,890	-	270,890	8	270,882	270,882	-	270,882
TRHS2	5,938,696	235,662,353	281,969,279	-	281,969,279	181	281,969,098	281,656,169	312,929	281,969,098
VVGGS	29,674	219,316	256,090	-	256,090	7	256,083	256,083	-	256,083
VWHAS	1,420,088	28,784,990	25,930,800	-	25,930,800	298	25,930,502	25,916,249	14,253	25,930,502
VWBF	706,131	6,640,736	6,150,399	628	6,151,027	-	6,151,027	6,133,783	17,244	6,151,027
VWEM	1,024,380	13,356,748	15,509,113	533	15,509,646	-	15,509,646	15,492,202	17,444	15,509,646
VWHA	552,623	16,475,636	10,521,939	37	10,521,976	-	10,521,976	10,480,871	41,105	10,521,976
VYDS	13,185	150,332	162,443	-	162,443	18	162,425	162,425	-	162,425
VRVDRA	109,512	2,219,342	2,030,344	-	2,030,344	343,320	1,687,024	1,687,024	-	1,687,024
SVDF	1,508	38,827	49,546	188	49,734	-	49,734	-	49,734	49,734
SVOF	10,086	235,963	269,101	210	269,311	-	269,311	-	269,311	269,311
WFVSCG	9,747,168	99,343,097	96,594,435	27	96,594,462	-	96,594,462	96,591,484	2,978	96,594,462
WFVOG2	453	11,176	13,826	13	13,839	-	13,839	13,839	-	13,839
Total (unaudited)			$55,503,922,499	$976,112	$55,504,898,611	$441,793	$55,504,456,818	$55,490,273,506	$14,183,312	$55,504,456,818

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
Reinvested dividends	$1,068,164,501	8,994	44,379	8,987	1,063	257,491	4,495	313,815
Mortality and expense risk charges (note 2)	(780,495,171)	(1,433)	(64,576)	(12,060)	(311)	(261,917)	(3,107)	(1,582,606)
Net investment income (loss)	287,669,330	7,561	(20,197)	(3,073)	752	(4,426)	1,388	(1,268,791)
Realized gain (loss) on investments	624,926,283	(19,942)	221,641	(28,167)	371	123,805	(41,753)	(3,789,502)
Change in unrealized gain (loss) on investments	4,295,026,187	23,801	165,616	144,229	5,982	1,626,256	81,145	10,377,766
Net gain (loss) on investments	4,919,952,470	3,859	387,257	116,062	6,353	1,750,061	39,392	6,588,264
Reinvested capital gains	3,282,821,928	46,660	466,489	-	59	16,293	83,869	10,839,184
Net increase (decrease) in contract owners’ equity resulting from operations	$8,490,443,728	58,080	833,549	112,989	7,164	1,761,928	124,649	16,158,657

Investment Activity:	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$-	-	366	46,548	408,656	-	279,374	63,077
Mortality and expense risk charges (note 2)	(3,506)	(360)	(85)	(7,447)	(351,420)	(423)	(180,369)	(47,361)
Net investment income (loss)	(3,506)	(360)	281	39,101	57,236	(423)	99,005	15,716
Realized gain (loss) on investments	27,121	60	16	(1,890)	1,032,579	439	747,998	104,491
Change in unrealized gain (loss) on investments	28,498	19,067	3,451	107,557	2,726,758	3,467	672,896	254,317
Net gain (loss) on investments	55,619	19,127	3,467	105,667	3,759,337	3,906	1,420,894	358,808
Reinvested capital gains	36,993	734	-	-	596,471	5,142	1,183,287	296,045
Net increase (decrease) in contract owners’ equity resulting from operations	$89,106	19,501	3,748	144,768	4,413,044	8,625	2,703,186	670,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
Reinvested dividends	$4,688,706	57	214,737	2,957,406	3,651	9,486	6,287	14
Mortality and expense risk charges (note 2)	(3,072,912)	(93)	(127,738)	(2,440,967)	(738)	(2,310)	(2,751)	(1,841)
Net investment income (loss)	1,615,794	(36)	86,999	516,439	2,913	7,176	3,536	(1,827)
Realized gain (loss) on investments	(7,344,659)	(45)	125,277	1,868,400	19	(8,346)	(1,229)	233
Change in unrealized gain (loss) on investments	20,172,194	1,228	1,219,366	17,862,198	17,979	37,753	74,566	63,210
Net gain (loss) on investments	12,827,535	1,183	1,344,643	19,730,598	17,998	29,407	73,337	63,443
Reinvested capital gains	-	342	1,106,312	16,631,278	-	36,940	13,775	10,790
Net increase (decrease) in contract owners’ equity resulting from operations	$14,443,329	1,489	2,537,954	36,878,315	20,911	73,523	90,648	72,406

Investment Activity:	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
Reinvested dividends	$99,330	31,135	16,997,833	13,700	4,119,888	2,188,675	8,615,212	4,056,427
Mortality and expense risk charges (note 2)	(131,871)	(6,341)	(11,213,680)	(8,214)	(3,338,311)	(634,772)	(4,621,333)	(5,353,850)
Net investment income (loss)	(32,541)	24,794	5,784,153	5,486	781,577	1,553,903	3,993,879	(1,297,423)
Realized gain (loss) on investments	278,682	4,086	7,554,193	5,294	3,668,505	(112,894)	339,629	(2,037,524)
Change in unrealized gain (loss) on investments	1,287,502	20,068	64,583,504	15,891	31,158,239	2,986,344	18,085,961	38,288,560
Net gain (loss) on investments	1,566,184	24,154	72,137,697	21,185	34,826,744	2,873,450	18,425,590	36,251,036
Reinvested capital gains	1,052,808	-	31,194,882	-	15,581,116	-	1,220,830	12,719,919
Net increase (decrease) in contract owners’ equity resulting from operations	$2,586,451	48,948	109,116,732	26,671	51,189,437	4,427,353	23,640,299	47,673,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
Reinvested dividends	$125,485	626,174	3,662,957	1,910,960	532,692	297,095	826,408	-
Mortality and expense risk charges (note 2)	(502,511)	(1,004,272)	(2,866,100)	(1,921,769)	(479,832)	(338,708)	(1,361,023)	(11,400)
Net investment income (loss)	(377,026)	(378,098)	796,857	(10,809)	52,860	(41,613)	(534,615)	(11,400)
Realized gain (loss) on investments	(527,313)	1,870,302	10,795,996	10,093,791	1,377,602	(89,538)	(2,399,278)	(20,724)
Change in unrealized gain (loss) on investments	3,796,899	5,270,214	32,140,364	16,166,722	7,455,471	4,699,214	18,278,513	23,735
Net gain (loss) on investments	3,269,586	7,140,516	42,936,360	26,260,513	8,833,073	4,609,676	15,879,235	3,011
Reinvested capital gains	2,275,580	5,975,171	11,036,439	6,860,537	1,178,797	2,863,406	10,390,499	162,387
Net increase (decrease) in contract owners’ equity resulting from operations	$5,168,140	12,737,589	54,769,656	33,110,241	10,064,730	7,431,469	25,735,119	153,998

Investment Activity:	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
Reinvested dividends	$140,355	102,593	343,391	35,345	457,354	3,168,342	10,632	146,303
Mortality and expense risk charges (note 2)	(173,830)	(50,787)	(85,348)	(10,857)	(903,569)	(1,160,992)	(7,804)	(64,969)
Net investment income (loss)	(33,475)	51,806	258,043	24,488	(446,215)	2,007,350	2,828	81,334
Realized gain (loss) on investments	710,612	-	(32,063)	20,077	779,641	58,158	57	(22,885)
Change in unrealized gain (loss) on investments	981,180	-	462,870	231,936	7,604,064	1,839,155	87,285	317,598
Net gain (loss) on investments	1,691,792	-	430,807	252,013	8,383,705	1,897,313	87,342	294,713
Reinvested capital gains	1,462,853	-	-	166,089	4,715,968	-	-	190
Net increase (decrease) in contract owners’ equity resulting from operations	$3,121,170	51,806	688,850	442,590	12,653,458	3,904,663	90,170	376,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
Reinvested dividends	$436,930	99,734	14,373	5,227,561	70,994	1,900,833	1,500,025	8,860,857
Mortality and expense risk charges (note 2)	(236,842)	(101,642)	(40,128)	(3,535,069)	(70,927)	(506,081)	(1,157,174)	(7,302,712)
Net investment income (loss)	200,088	(1,908)	(25,755)	1,692,492	67	1,394,752	342,851	1,558,145
Realized gain (loss) on investments	(46,863)	318,771	6,264	(287,123)	289,174	(393,199)	181,209	1,195,420
Change in unrealized gain (loss) on investments	1,022,190	751,782	712,851	41,589,850	621,534	3,765,049	9,212,432	77,730,304
Net gain (loss) on investments	975,327	1,070,553	719,115	41,302,727	910,708	3,371,850	9,393,641	78,925,724
Reinvested capital gains	625	-	-	17,158,685	488,669	-	3,731,035	21,546,765
Net increase (decrease) in contract owners’ equity resulting from operations	$1,176,040	1,068,645	693,360	60,153,904	1,399,444	4,766,602	13,467,527	102,030,634

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$1,135,434	5,202,266	97,790	4,757,951	160,890	7,052,797	242,184	1,165,962
Mortality and expense risk charges (note 2)	(1,020,293)	(4,466,838)	(65,067)	(3,618,502)	(115,162)	(5,861,237)	(161,785)	(1,070,194)
Net investment income (loss)	115,141	735,428	32,723	1,139,449	45,728	1,191,560	80,399	95,768
Realized gain (loss) on investments	(5,619,277)	4,361,002	20,246	3,214,681	102,549	10,103,519	363,304	642,056
Change in unrealized gain (loss) on investments	10,378,292	40,048,524	400,445	17,556,636	850,711	33,431,865	1,629,073	9,986,751
Net gain (loss) on investments	4,759,015	44,409,526	420,691	20,771,317	953,260	43,535,384	1,992,377	10,628,807
Reinvested capital gains	42,282	19,123,335	201,406	10,164,867	492,601	22,189,642	424,168	2,342,284
Net increase (decrease) in contract owners’ equity resulting from operations	$4,916,438	64,268,289	654,820	32,075,633	1,491,589	66,916,586	2,496,944	13,066,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$14,079,066	1,011,108	216,435	360,936	19,808,063	128,367	1,556,636	843,366
Mortality and expense risk charges (note 2)	(5,806,936)	(5,179,682)	(6,140,777)	(175,523)	(10,415,064)	(217,084)	(3,605,386)	(657,385)
Net investment income (loss)	8,272,130	(4,168,574)	(5,924,342)	185,413	9,392,999	(88,717)	(2,048,750)	185,981
Realized gain (loss) on investments	1,230,094	31,640,192	6,112,922	16,513	(1,833,859)	16,259	132,747	264,456
Change in unrealized gain (loss) on investments	58,950,274	56,539,514	81,987,671	795,511	46,333,027	1,429,815	19,921,547	9,153,417
Net gain (loss) on investments	60,180,368	88,179,706	88,100,593	812,024	44,499,168	1,446,074	20,054,294	9,417,873
Reinvested capital gains	31,114,208	24,159,048	24,651,354	-	-	1,844,366	27,098,459	1,802,471
Net increase (decrease) in contract owners’ equity resulting from operations	$99,566,706	108,170,180	106,827,605	997,437	53,892,167	3,201,723	45,104,003	11,406,325

Investment Activity:	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
Reinvested dividends	$1,394,268	58,836	135,185	12,560,330	422,707	814,214	20,755	92,851
Mortality and expense risk charges (note 2)	(1,447,615)	(50,382)	(124,855)	(3,762,756)	(496,377)	(1,145,297)	(5,688)	(133,267)
Net investment income (loss)	(53,347)	8,454	10,330	8,797,574	(73,670)	(331,083)	15,067	(40,416)
Realized gain (loss) on investments	527,688	141,326	613,503	418,114	1,876,192	(6,881,550)	(35,391)	131,287
Change in unrealized gain (loss) on investments	17,367,722	535,939	616,391	17,919,804	1,028,864	11,151,631	160,573	1,958,989
Net gain (loss) on investments	17,895,410	677,265	1,229,894	18,337,918	2,905,056	4,270,081	125,182	2,090,276
Reinvested capital gains	3,542,648	370,679	119,367	3,796,198	5,242,003	12,970,972	130,381	-
Net increase (decrease) in contract owners’ equity resulting from operations	$21,384,711	1,056,398	1,359,591	30,931,690	8,073,389	16,909,970	270,630	2,049,860

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
Reinvested dividends	$483,346	7,397,758	3,020,123	75,692	43,693	1,112	149,645	33
Mortality and expense risk charges (note 2)	(417,483)	(1,646,838)	(1,424,037)	(6,567)	(15,065)	(2,896)	(169,181)	(22)
Net investment income (loss)	65,863	5,750,920	1,596,086	69,125	28,628	(1,784)	(19,536)	11
Realized gain (loss) on investments	(1,312,523)	(1,876,271)	(1,099,522)	(743)	99	(81,869)	114,046	(43)
Change in unrealized gain (loss) on investments	3,849,551	(3,306,061)	7,814,328	28,316	18,113	225,568	498,807	342
Net gain (loss) on investments	2,537,028	(5,182,332)	6,714,806	27,573	18,212	143,699	612,853	299
Reinvested capital gains	288,506	-	5,567,784	-	-	11,266	437,634	-
Net increase (decrease) in contract owners’ equity resulting from operations	$2,891,397	568,588	13,878,676	96,698	46,840	153,181	1,030,951	310

Investment Activity:	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
Reinvested dividends	$336,925	-	30,781	-	-	389,681	528,058	539,630
Mortality and expense risk charges (note 2)	(237,050)	(67,260)	(240,925)	(222,393)	(918)	(864,546)	(314,449)	(214,864)
Net investment income (loss)	99,875	(67,260)	(210,144)	(222,393)	(918)	(474,865)	213,609	324,766
Realized gain (loss) on investments	86,467	163,904	(527,815)	(15,024)	(6,584)	323,135	(88,918)	145,032
Change in unrealized gain (loss) on investments	284,904	563,225	2,095,074	2,204,699	34,988	10,222,603	2,977,265	780,631
Net gain (loss) on investments	371,371	727,129	1,567,259	2,189,675	28,404	10,545,738	2,888,347	925,663
Reinvested capital gains	-	683,909	1,579,235	2,168,599	-	2,694,175	374,032	-
Net increase (decrease) in contract owners’ equity resulting from operations	$471,246	1,343,778	2,936,350	4,135,881	27,486	12,765,048	3,475,988	1,250,429

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,169,974	816,512	15,946	121,040	1,508,748	11,505	-	-
Mortality and expense risk charges (note 2)	(1,712,347)	(1,880,235)	(6,883)	(143,405)	(2,831,242)	(72,834)	(1,517,736)	(145,240)
Net investment income (loss)	(542,373)	(1,063,723)	9,063	(22,365)	(1,322,494)	(61,329)	(1,517,736)	(145,240)
Realized gain (loss) on investments	9,260,073	(635,655)	3,933	25,910	13,057,985	(244,991)	(1,306,249)	245,559
Change in unrealized gain (loss) on investments	5,981,307	13,483,731	282,821	1,103,086	5,536,661	954,808	14,523,402	1,844,169
Net gain (loss) on investments	15,241,380	12,848,076	286,754	1,128,996	18,594,646	709,817	13,217,153	2,089,728
Reinvested capital gains	18,480,518	18,439,810	78,188	1,822,125	29,929,637	531,307	9,136,201	1,343,579
Net increase (decrease) in contract owners’ equity resulting from operations	$33,179,525	30,224,163	374,005	2,928,756	47,201,789	1,179,795	20,835,618	3,288,067

Investment Activity:	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
Reinvested dividends	$58,990	210,456	28,809	167,964	95,787	3,088,592	-	5,199,428
Mortality and expense risk charges (note 2)	(20,899)	(92,208)	(7,173)	(31,666)	(24,516)	(2,543,469)	(24)	(1,291,283)
Net investment income (loss)	38,091	118,248	21,636	136,298	71,271	545,123	(24)	3,908,145
Realized gain (loss) on investments	(7,696)	(121,219)	382	(43,052)	31,444	(9,101,876)	(489)	270,893
Change in unrealized gain (loss) on investments	107,139	544,338	130,238	620,476	456,762	29,568,535	237	2,905,154
Net gain (loss) on investments	99,443	423,119	130,620	577,424	488,206	20,466,659	(252)	3,176,047
Reinvested capital gains	-	-	76,704	507,353	240,599	5,896,850	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$137,534	541,367	228,960	1,221,075	800,076	26,908,632	(276)	7,084,192

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
Reinvested dividends	$-	621	26,864	611,081	1,231,899	117,022	-	183,757
Mortality and expense risk charges (note 2)	(1,784,952)	(88)	(5,275)	(94,602)	(180,363)	(20,165)	(1,339)	(149,358)
Net investment income (loss)	(1,784,952)	533	21,589	516,479	1,051,536	96,857	(1,339)	34,399
Realized gain (loss) on investments	4,210,081	(809)	6,255	(582,073)	(1,314,170)	(47,956)	2	118,786
Change in unrealized gain (loss) on investments	12,048,222	1,648	77,498	2,146,174	4,530,873	378,811	(2,261)	1,561,087
Net gain (loss) on investments	16,258,303	839	83,753	1,564,101	3,216,703	330,855	(2,259)	1,679,873
Reinvested capital gains	17,779,311	1,981	66,515	1,885,863	4,189,120	324,288	-	762,979
Net increase (decrease) in contract owners’ equity resulting from operations	$32,252,662	3,353	171,857	3,966,443	8,457,359	752,000	(3,598)	2,477,251

Investment Activity:	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$164,408	1,014	1,830,558	29,094	598,749	640,856	383,283	1,332,243
Mortality and expense risk charges (note 2)	(119,470)	(9,380)	(955,086)	(1,965,162)	(2,335,065)	(515,153)	(690,342)	(645,645)
Net investment income (loss)	44,938	(8,366)	875,472	(1,936,068)	(1,736,316)	125,703	(307,059)	686,598
Realized gain (loss) on investments	645,292	119,527	(189,654)	1,789,884	9,718,366	(1,752,298)	1,013,804	(145,115)
Change in unrealized gain (loss) on investments	926,686	359,970	3,935,450	28,255,755	33,319,039	9,455,308	5,913,644	2,429,740
Net gain (loss) on investments	1,571,978	479,497	3,745,796	30,045,639	43,037,405	7,703,010	6,927,448	2,284,625
Reinvested capital gains	277,055	130,202	-	11,323,419	9,940,454	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,893,971	601,333	4,621,268	39,432,990	51,241,543	7,828,713	6,620,389	2,971,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$2,178	730	21,831	-	7,539	6,869,596	6,603	4,171,006
Mortality and expense risk charges (note 2)	(313)	(334)	(95,488)	(807,203)	(1,076)	(5,632,433)	(8,910)	(4,389,130)
Net investment income (loss)	1,865	396	(73,657)	(807,203)	6,463	1,237,163	(2,307)	(218,124)
Realized gain (loss) on investments	3	(50)	178,383	1,536,946	(584)	22,306,709	(71,288)	11,947,954
Change in unrealized gain (loss) on investments	236	3,665	1,364,961	5,024,982	35,777	48,996,359	143,263	39,939,427
Net gain (loss) on investments	239	3,615	1,543,344	6,561,928	35,193	71,303,068	71,975	51,887,381
Reinvested capital gains	-	7,170	504,007	10,070,543	597	16,506,174	73,166	8,743,532
Net increase (decrease) in contract owners' equity resulting from operations	$2,104	11,181	1,973,694	15,825,268	42,253	89,046,405	142,834	60,412,789

Investment Activity:	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$66	319,943	117,892	386,139	71,555	29,904	9,816	351
Mortality and expense risk charges (note 2)	(16)	(199,759)	(37,436)	(149,436)	(18,045)	(5,376)	(3,997)	(273)
Net investment income (loss)	50	120,184	80,456	236,703	53,510	24,528	5,819	78
Realized gain (loss) on investments	16	33,076	145,967	101,484	16,430	(5,503)	1,397	1,073
Change in unrealized gain (loss) on investments	(104)	2,064,805	37,185	505,217	90,421	50,369	32,086	1,093
Net gain (loss) on investments	(88)	2,097,881	183,152	606,701	106,851	44,866	33,483	2,166
Reinvested capital gains	293	569,931	-	-	-	-	18,368	698
Net increase (decrease) in contract owners' equity resulting from operations	$255	2,787,996	263,608	843,404	160,361	69,394	57,670	2,942

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
Reinvested dividends	$33	24,621	4,053,106	10,707,476	3,228,199	61,082,488	1,934,122	106,521
Mortality and expense risk charges (note 2)	(27)	(10,329)	(2,701,013)	(3,409,373)	(933,849)	(46,178,151)	(994,294)	(43,868)
Net investment income (loss)	6	14,292	1,352,093	7,298,103	2,294,350	14,904,337	939,828	62,653
Realized gain (loss) on investments	154	7,491	(1,752,774)	(1,681,671)	756,609	16,390,010	(170,679)	34,669
Change in unrealized gain (loss) on investments	82	(27,293)	8,743,038	10,826,728	4,154,130	185,482,176	4,336,645	127,782
Net gain (loss) on investments	236	(19,802)	6,990,264	9,145,057	4,910,739	201,872,186	4,165,966	162,451
Reinvested capital gains	76	13,352	-	-	-	10,825,818	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$318	7,842	8,342,357	16,443,160	7,205,089	227,602,341	5,105,794	225,104

Investment Activity:	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
Reinvested dividends	$2,714,807	3,278,435	20,496	9,098,984	9,879	1,414	1,069	1,523,842
Mortality and expense risk charges (note 2)	(1,454,401)	(2,246,248)	(1,821)	(7,630,483)	(7,754)	(1,464)	(867)	(3,862,929)
Net investment income (loss)	1,260,406	1,032,187	18,675	1,468,501	2,125	(50)	202	(2,339,087)
Realized gain (loss) on investments	(94,822)	(1,003,869)	77	-	3,526	13	33	572,631
Change in unrealized gain (loss) on investments	5,316,997	3,587,210	696	-	134,296	6,190	24,111	29,595,239
Net gain (loss) on investments	5,222,175	2,583,341	773	-	137,822	6,203	24,144	30,167,870
Reinvested capital gains	-	-	-	-	11,026	-	-	6,911,023
Net increase (decrease) in contract owners' equity resulting from operations	$6,482,581	3,615,528	19,448	1,468,501	150,973	6,153	24,346	34,739,806

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
Reinvested dividends	$7,097,118	353,316	4,377,327	671,566	17,180,625	-	-	258,735
Mortality and expense risk charges (note 2)	(5,866,272)	(120,091)	(1,780,379)	(44,103)	(1,160,833)	(2,308,574)	(1,779,292)	(278,347)
Net investment income (loss)	1,230,846	233,225	2,596,948	627,463	16,019,792	(2,308,574)	(1,779,292)	(19,612)
Realized gain (loss) on investments	909,398	(18,929)	(21,367)	(104,926)	(1,428,375)	6,629,580	(5,070,783)	(388,170)
Change in unrealized gain (loss) on investments	58,109,471	848,581	11,102,949	(84,902)	(4,645,527)	2,119,857	10,786,045	4,700,681
Net gain (loss) on investments	59,018,869	829,652	11,081,582	(189,828)	(6,073,902)	8,749,437	5,715,262	4,312,511
Reinvested capital gains	18,700,573	1,203,772	14,974,105	246,664	5,625,297	44,016,105	29,545,635	1,343,193
Net increase (decrease) in contract owners' equity resulting from operations	$78,950,288	2,266,649	28,652,635	684,299	15,571,187	50,456,968	33,481,605	5,636,092

Investment Activity:	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$872,219	732,137	1,421,947	14,754	5,031,768	461,829	228,552	16,343
Mortality and expense risk charges (note 2)	(1,424,912)	(584,866)	(1,463,006)	(3,164)	(3,244,329)	(970,837)	(625,495)	(26,565)
Net investment income (loss)	(552,693)	147,271	(41,059)	11,590	1,787,439	(509,008)	(396,943)	(10,222)
Realized gain (loss) on investments	3,727,688	(1,076,756)	(1,423,079)	(27,080)	(6,544,540)	2,231,541	1,324,883	(81,247)
Change in unrealized gain (loss) on investments	16,388,068	11,769,139	23,025,386	38,668	9,982,958	9,171,508	5,204,244	339,592
Net gain (loss) on investments	20,115,756	10,692,383	21,602,307	11,588	3,438,418	11,403,049	6,529,127	258,345
Reinvested capital gains	5,912,227	-	-	114,157	40,213,968	5,862,075	3,343,833	200,511
Net increase (decrease) in contract owners' equity resulting from operations	$25,475,290	10,839,654	21,561,248	137,335	45,439,825	16,756,116	9,476,017	448,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
Reinvested dividends	$730,998	968,806	4,041,059	6,279,126	4,060,118	4,467,243	263,931	1,441,190
Mortality and expense risk charges (note 2)	(1,576,149)	(493,088)	(2,423,781)	(4,973,521)	(4,069,701)	(2,759,042)	(100,822)	(1,667,369)
Net investment income (loss)	(845,151)	475,718	1,617,278	1,305,605	(9,583)	1,708,201	163,109	(226,179)
Realized gain (loss) on investments	6,641,110	485,656	(1,850,167)	9,742,258	(4,385,492)	1,676,428	26,958	8,613,128
Change in unrealized gain (loss) on investments	5,270,364	3,284,602	18,104,147	4,696,528	16,051,245	(860,109)	103,335	16,498,962
Net gain (loss) on investments	11,911,474	3,770,258	16,253,980	14,438,786	11,665,753	816,319	130,293	25,112,090
Reinvested capital gains	11,257,304	4,051,728	17,876,349	96,430,002	68,289,238	16,421,785	-	5,358,500
Net increase (decrease) in contract owners' equity resulting from operations	$22,323,627	8,297,704	35,747,607	112,174,393	79,945,408	18,946,305	293,402	30,244,411

Investment Activity:	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
Reinvested dividends	$988,440	73,051	4,910,846	-	-	42,285	-	194,192
Mortality and expense risk charges (note 2)	(1,615,652)	(17,515)	(4,107,201)	(80,482)	(580,760)	(792,593)	(601,305)	(103,184)
Net investment income (loss)	(627,212)	55,536	803,645	(80,482)	(580,760)	(750,308)	(601,305)	91,008
Realized gain (loss) on investments	14,753,218	(30,301)	6,796,829	(128,166)	(293,111)	899,993	(2,453,956)	131,937
Change in unrealized gain (loss) on investments	6,215,676	720,030	43,237,510	290,025	158,252	5,795,975	6,559,275	1,338,309
Net gain (loss) on investments	20,968,894	689,729	50,034,339	161,859	(134,859)	6,695,968	4,105,319	1,470,246
Reinvested capital gains	4,631,916	146,201	11,573,711	1,667,975	10,937,783	6,641,946	4,811,073	-
Net increase (decrease) in contract owners' equity resulting from operations	$24,973,598	891,466	62,411,695	1,749,352	10,222,164	12,587,606	8,315,087	1,561,254

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$1,134,653	366,597	1,002,763	247,315	302,862	2,184,715	2,061,051	43,782,553
Mortality and expense risk charges (note 2)	(829,339)	(191,152)	(677,726)	(319,202)	(545,747)	(5,136,453)	(9,167,363)	(48,283,750)
Net investment income (loss)	305,314	175,445	325,037	(71,887)	(242,885)	(2,951,738)	(7,106,312)	(4,501,197)
Realized gain (loss) on investments	288,774	(40,710)	(276,655)	550,254	(2,764,139)	11,151,511	22,212,277	68,482,858
Change in unrealized gain (loss) on investments	9,173,147	1,593,391	4,857,869	(4,023,582)	(2,883,314)	57,377,842	45,928,624	333,113,418
Net gain (loss) on investments	9,461,921	1,552,681	4,581,214	(3,473,328)	(5,647,453)	68,529,353	68,140,901	401,596,276
Reinvested capital gains	-	645,702	1,907,829	7,373,925	11,286,911	28,599,372	84,344,657	301,949,354
Net increase (decrease) in contract owners' equity resulting from operations	$9,767,235	2,373,828	6,814,080	3,828,710	5,396,573	94,176,987	145,379,246	699,044,433

Investment Activity:	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
Reinvested dividends	$509,793	11,725,852	999,602	86,702	2,990,853	3,379,562	14,527,468	3,030,800
Mortality and expense risk charges (note 2)	(30,140)	(774,554)	(1,597,588)	(14,348)	(1,418,970)	(3,844,974)	(11,833,156)	(2,519,533)
Net investment income (loss)	479,653	10,951,298	(597,986)	72,354	1,571,883	(465,412)	2,694,312	511,267
Realized gain (loss) on investments	(50,840)	(1,279,662)	(2,940,718)	37,761	270,981	6,001,853	11,566,295	8,150,856
Change in unrealized gain (loss) on investments	(211,448)	(4,905,924)	(14,450,894)	374,499	14,103,605	6,156,457	137,277,218	8,211,447
Net gain (loss) on investments	(262,288)	(6,185,586)	(17,391,612)	412,260	14,374,586	12,158,310	148,843,513	16,362,303
Reinvested capital gains	92,297	2,114,428	38,288,355	5,375	186,217	39,910,116	31,932,459	13,735,105
Net increase (decrease) in contract owners' equity resulting from operations	$309,662	6,880,140	20,298,757	489,989	16,132,686	51,603,014	183,470,284	30,608,675

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
Reinvested dividends	$37,125,894	13,530,729	44,192,284	15,356,431	12,863,050	104,658,481	1,936,390	8,547,694
Mortality and expense risk charges (note 2)	(28,854,191)	(10,032,682)	(31,018,582)	(10,590,341)	(8,861,804)	(95,811,761)	(1,164,906)	(4,785,099)
Net investment income (loss)	8,271,703	3,498,047	13,173,702	4,766,090	4,001,246	8,846,720	771,484	3,762,595
Realized gain (loss) on investments	1,917,432	27,759,548	(7,335,634)	14,984,145	(7,016,871)	239,173,773	(1,159,082)	(3,759,725)
Change in unrealized gain (loss) on investments	248,897,323	28,438,358	117,026,588	23,432,868	36,829,703	430,187,040	8,365,664	26,174,829
Net gain (loss) on investments	250,814,755	56,197,906	109,690,954	38,417,013	29,812,832	669,360,813	7,206,582	22,415,104
Reinvested capital gains	58,306,944	63,771,904	184,325,769	36,823,064	11,665,066	436,261,026	5,368,736	29,993,449
Net increase (decrease) in contract owners' equity resulting from operations	$317,393,402	123,467,857	307,190,425	80,006,167	45,479,144	1,114,468,559	13,346,802	56,171,148

Investment Activity:	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
Reinvested dividends	$66,306,825	63,522,101	52,922,430	18,484,513	15,250,717	32,674,528	28,246,391	268,176
Mortality and expense risk charges (note 2)	(35,665,322)	(35,281,992)	(29,636,432)	(10,653,635)	(9,121,647)	(21,706,771)	(20,377,804)	(296,814)
Net investment income (loss)	30,641,503	28,240,109	23,285,998	7,830,878	6,129,070	10,967,757	7,868,587	(28,638)
Realized gain (loss) on investments	(1,981,561)	4,036,280	14,950,857	(2,290,779)	(5,114,554)	19,916,421	25,369,177	160,078
Change in unrealized gain (loss) on investments	154,317,605	149,304,239	103,875,699	44,640,433	40,579,434	69,396,569	95,168,035	1,743,424
Net gain (loss) on investments	152,336,044	153,340,519	118,826,556	42,349,654	35,464,880	89,312,990	120,537,212	1,903,502
Reinvested capital gains	218,064,619	174,592,903	130,413,547	35,297,950	11,535,298	90,328,521	100,446,388	323,936
Net increase (decrease) in contract owners' equity resulting from operations	$401,042,166	356,173,531	272,526,101	85,478,482	53,129,248	190,609,268	228,852,187	2,198,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
Reinvested dividends	$321,727	31,594,960	13,949,586	22,834,228	10,044,047	1,288,778	165	-
Mortality and expense risk charges (note 2)	(262,650)	(18,028,204)	(8,216,163)	(15,076,979)	(6,616,097)	(979,884)	(1,871)	(195)
Net investment income (loss)	59,077	13,566,756	5,733,423	7,757,249	3,427,950	308,894	(1,706)	(195)
Realized gain (loss) on investments	184,384	(1,590,354)	(646,208)	2,455,958	1,103,735	(604,713)	(186)	1,169
Change in unrealized gain (loss) on investments	2,178,595	100,775,677	48,519,717	97,522,121	34,475,295	1,743,415	22,928	1,599
Net gain (loss) on investments	2,362,979	99,185,323	47,873,509	99,978,079	35,579,030	1,138,702	22,742	2,768
Reinvested capital gains	318,413	45,052,410	10,531,251	25,216,214	9,752,788	-	4,452	814
Net increase (decrease) in contract owners' equity resulting from operations	$2,740,469	157,804,489	64,138,183	132,951,542	48,759,768	1,447,596	25,488	3,387

Investment Activity:	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
Reinvested dividends	$-	62,873	192,388	68,071	128,964	1,472,634	2,804	4,085
Mortality and expense risk charges (note 2)	(46,445)	(212,658)	(169,371)	(92,386)	(126,870)	(924,696)	(327)	(1,098)
Net investment income (loss)	(46,445)	(149,785)	23,017	(24,315)	2,094	547,938	2,477	2,987
Realized gain (loss) on investments	186,419	918,513	(19,587)	(39,041)	(30,694)	(24,819)	67	231
Change in unrealized gain (loss) on investments	412,095	1,735,274	860,094	408,299	655,547	167,188	3,187	15,815
Net gain (loss) on investments	598,514	2,653,787	840,507	369,258	624,853	142,369	3,254	16,046
Reinvested capital gains	227,134	837,518	291,956	327,239	305,396	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$779,203	3,341,520	1,155,480	672,182	932,343	690,307	5,731	19,033

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$11,502	2,412	1,171,318	303,656	10,282,094	10,492,945	5,304	530,319
Mortality and expense risk charges (note 2)	(3,022)	(309)	(676,541)	(255,264)	(5,784,826)	(5,527,189)	(571)	(196,352)
Net investment income (loss)	8,480	2,103	494,777	48,392	4,497,268	4,965,756	4,733	333,967
Realized gain (loss) on investments	979	(3)	(185,615)	(40,867)	(2,973,394)	(4,466,965)	(11,941)	(33,459)
Change in unrealized gain (loss) on investments	26,435	208	3,627,074	818,587	7,513,362	22,495,555	19,562	1,134,133
Net gain (loss) on investments	27,414	205	3,441,459	777,720	4,539,968	18,028,590	7,621	1,100,674
Reinvested capital gains	4,505	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$40,399	2,308	3,936,236	826,112	9,037,236	22,994,346	12,354	1,434,641

Investment Activity:	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$11,930	50,798	3,928	111,868	-	1,747	-	-
Mortality and expense risk charges (note 2)	(1,104)	(37,461)	(45,791)	(135,089)	(277,767)	(1,034)	(4,176,964)	(597)
Net investment income (loss)	10,826	13,337	(41,863)	(23,221)	(277,767)	713	(4,176,964)	(597)
Realized gain (loss) on investments	579	18,824	40,038	112,274	(1,808,071)	(3,218)	6,912,254	6,471
Change in unrealized gain (loss) on investments	20,633	395,272	504,044	1,695,273	2,319,589	13,239	46,488,399	36,774
Net gain (loss) on investments	21,212	414,096	544,082	1,807,547	511,518	10,021	53,400,653	43,245
Reinvested capital gains	-	217,089	397,786	14,357	3,438,461	31,345	12,324,903	-
Net increase (decrease) in contract owners' equity resulting from operations	$32,038	644,522	900,005	1,798,683	3,672,212	42,079	61,548,592	42,648

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$-	21,172	68,722	-	791	30,448	-	759
Mortality and expense risk charges (note 2)	(415,798)	(83,136)	(197,668)	(147,849)	(1,912)	(7,610)	(662)	(3,524)
Net investment income (loss)	(415,798)	(61,964)	(128,946)	(147,849)	(1,121)	22,838	(662)	(2,765)
Realized gain (loss) on investments	(1,990,985)	(384,362)	214,567	(904,592)	1,348	302	1,402	13,260
Change in unrealized gain (loss) on investments	4,901,599	1,106,322	3,254,670	2,127,142	25,198	(188,998)	8,145	26,132
Net gain (loss) on investments	2,910,614	721,960	3,469,237	1,222,550	26,546	(188,696)	9,547	39,392
Reinvested capital gains	-	-	340,644	-	9,023	188,784	4,819	30,229
Net increase (decrease) in contract owners' equity resulting from operations	$2,494,816	659,996	3,680,935	1,074,701	34,448	22,926	13,704	66,856

Investment Activity:	WFVSCG	WFVOG2	AMTP
Reinvested dividends	$-	-	285
Mortality and expense risk charges (note 2)	(1,498,591)	(192)	(50)
Net investment income (loss)	(1,498,591)	(192)	235
Realized gain (loss) on investments	4,022,919	(487)	585
Change in unrealized gain (loss) on investments	1,489,391	2,744	(2,350)
Net gain (loss) on investments	5,512,310	2,257	(1,765)
Reinvested capital gains	15,459,225	1,609	3,092
Net increase (decrease) in contract owners' equity resulting from operations	$19,472,944	3,674	1,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		ALVBWB		ALVGIB		ALVIVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$287,669,330	48,012,497	7,561	5,012	(20,197)	(34,204)	(3,073)	1,683
Realized gain (loss) on investments	624,926,283	903,559,124	(19,942)	(9,101)	221,641	556,652	(28,167)	(7,637)
Change in unrealized gain (loss) on investments	4,295,026,187	(7,183,273,744)	23,801	(50,299)	165,616	(1,334,184)	144,229	(111,862)
Reinvested capital gains	3,282,821,928	2,729,622,589	46,660	29,618	466,489	514,481	-	-
Net increase (decrease) in contract owners equity resulting from operations	8,490,443,728	(3,502,079,534)	58,080	(24,770)	833,549	(297,255)	112,989	(117,816)
Equity transactions:
Purchase payments received from contract owners’ (note 4)	3,434,033,211	3,332,836,301	-	-	21,988	24,455	403,246	452,845
Transfers between funds	-	-	(71,538)	(3,696)	(10,862)	(13,056)	127,175	263,234
Redemptions (notes 2, 3 and 4)	(5,314,983,070)	(5,137,288,422)	(20,497)	(88,463)	(399,054)	(388,722)	(21,362)	(1,397)
Adjustments to maintain reserves	(233,093)	277,245	(15)	(10)	(55)	(30)	(42)	-
Net equity transactions	(1,881,182,952)	(1,804,174,876)	(92,050)	(92,170)	(387,983)	(377,354)	509,017	714,682
Net change in contract owners' equity	6,609,260,776	(5,306,254,410)	(33,970)	(116,940)	445,566	(674,609)	622,006	596,866
Contract owners' equity beginning of period	48,895,196,042	54,201,450,452	357,099	474,039	3,972,318	4,646,927	596,866	-
Contract owners' equity end of period	$55,504,456,818	48,895,196,042	323,129	357,099	4,417,884	3,972,318	1,218,872	596,866
CHANGES IN UNITS:
Beginning units	3,251,297,853	3,312,790,557	24,863	30,764	139,338	151,189	78,022	-
Units purchased	545,542,130	471,155,538	12	1,645	3,676	18,845	79,128	85,638
Units redeemed	(627,696,805)	(532,648,242)	(5,766)	(7,546)	(15,633)	(30,696)	(18,789)	(7,616)
Ending units	3,169,143,178	3,251,297,853	19,109	24,863	127,381	139,338	138,361	78,022

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALVDAA		ALVDAB		ALVSVA		ALVSVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$752	682	(4,426)	(42,489)	1,388	315	(1,268,791)	(1,520,376)
Realized gain (loss) on investments	371	187	123,805	276,971	(41,753)	47,775	(3,789,502)	439,725
Change in unrealized gain (loss) on investments	5,982	(5,073)	1,626,256	(1,693,655)	81,145	(231,135)	10,377,766	(25,096,329)
Reinvested capital gains	59	69	16,293	20,238	83,869	72,676	10,839,184	8,634,531
Net increase (decrease) in contract owners' equity resulting from operations	7,164	(4,135)	1,761,928	(1,438,935)	124,649	(110,369)	16,158,657	(17,542,449)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	81,163	52,408	73,010	81,941	4,249,639	4,046,462
Transfers between funds	805	2,349	(250,118)	(559,040)	(144,068)	(83,099)	(1,087,700)	(3,511,982)
Redemptions (notes 2, 3 and 4)	(2,948)	(3,130)	(1,166,675)	(2,169,490)	(155,254)	(110,544)	(9,041,656)	(9,290,150)
Adjustments to maintain reserves	(1)	(13)	(174)	24	(25)	3	109	(235)
Net equity transactions	(2,144)	(793)	(1,335,804)	(2,676,098)	(226,337)	(111,699)	(5,879,608)	(8,755,906)
Net change in contract owners' equity	5,020	(4,928)	426,124	(4,115,033)	(101,688)	(222,068)	10,279,049	(26,298,355)
Contract owners' equity beginning of period	48,975	53,903	13,924,702	18,039,735	696,729	918,797	88,378,183	114,676,538
Contract owners' equity end of period	$53,995	48,975	14,350,826	13,924,702	595,041	696,729	98,657,232	88,378,183
CHANGES IN UNITS:
Beginning units	4,197	4,267	1,218,690	1,435,565	46,638	52,066	2,480,515	2,686,124
Units purchased	96	196	28,796	38,288	11,562	17,230	451,892	245,058
Units redeemed	(263)	(266)	(136,560)	(255,163)	(24,933)	(22,658)	(598,138)	(450,667)
Ending units	4,030	4,197	1,110,926	1,218,690	33,267	46,638	2,334,269	2,480,515

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALMCS		ARLPE3		AAEIP3		ACVIP1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,506)	(4,025)	(360)	-	281	301	39,101	39,724
Realized gain (loss) on investments	27,121	7,030	60	-	16	300	(1,890)	(26)
Change in unrealized gain (loss) on investments	28,498	(90,445)	19,067	-	3,451	(5,079)	107,557	(80,290)
Reinvested capital gains	36,993	54,815	734	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	89,106	(32,625)	19,501	-	3,748	(4,478)	144,768	(40,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	50,000	-	-	113,025	379,493
Transfers between funds	(2,406)	5,587	-	-	996	(2,343)	77,307	101,573
Redemptions (notes 2, 3 and 4)	(96,820)	(25,448)	-	-	(256)	(293)	(20,775)	(35,644)
Adjustments to maintain reserves	7	(4)	-	3	(4)	5	(13)	6
Net equity transactions	(99,219)	(19,866)	-	50,003	736	(2,632)	169,544	445,427
Net change in contract owners' equity	(10,113)	(52,491)	19,501	50,003	4,484	(7,110)	314,312	404,835
Contract owners' equity beginning of period	323,749	376,240	50,003	-	18,486	25,596	1,567,758	1,162,923
Contract owners' equity end of period	$313,636	323,749	69,504	50,003	22,970	18,486	1,882,070	1,567,758
CHANGES IN UNITS:
Beginning units	14,528	15,407	5,727	-	2,662	2,975	164,109	118,106
Units purchased	-	305	-	5,727	148	115	28,124	54,009
Units redeemed	(3,531)	(1,184)	-	-	(52)	(428)	(11,015)	(8,006)
Ending units	10,997	14,528	5,727	5,727	2,758	2,662	181,218	164,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVB		ACVCA		ACVIG		ACVIG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$57,236	18,098	(423)	(406)	99,005	84,286	15,716	9,831
Realized gain (loss) on investments	1,032,579	1,248,626	439	725	747,998	790,680	104,491	209,046
Change in unrealized gain (loss) on investments	2,726,758	(2,785,551)	3,467	(2,256)	672,896	(3,106,831)	254,317	(774,609)
Reinvested capital gains	596,471	189,600	5,142	180	1,183,287	1,094,429	296,045	273,788
Net increase (decrease) in contract owners' equity resulting from operations	4,413,044	(1,329,227)	8,625	(1,757)	2,703,186	(1,137,436)	670,569	(281,944)
Equity transactions:
Purchase payments received from contract owners (note 4)	270,246	175,873	(2,747)	(363)	131,923	102,296	14,540	56,748
Transfers between funds	(328,394)	470,944	(2,669)	-	(322,475)	493,710	41,798	58,046
Redemptions (notes 2, 3 and 4)	(3,177,310)	(3,357,012)	3,231	(4,151)	(1,828,658)	(1,340,011)	(262,307)	(418,367)
Adjustments to maintain reserves	80	(167)	19	2,300	(32)	53	(33)	29
Net equity transactions	(3,235,378)	(2,710,362)	(2,166)	(2,214)	(2,019,242)	(743,953)	(206,002)	(303,545)
Net change in contract owners' equity	1,177,666	(4,039,589)	6,459	(3,971)	683,944	(1,881,389)	464,567	(585,489)
Contract owners' equity beginning of period	25,405,778	29,445,367	26,605	30,576	12,831,751	14,713,140	3,108,648	3,694,137
Contract owners' equity end of period	$26,583,444	25,405,778	33,064	26,605	13,515,695	12,831,751	3,573,215	3,108,648
CHANGES IN UNITS:
Beginning units	685,780	753,983	-	-	578,960	610,024	113,996	124,007
Units purchased	17,935	35,053	(64)	-	20,725	44,837	4,298	5,890
Units redeemed	(97,393)	(103,256)	64	-	(100,911)	(75,901)	(10,916)	(15,901)
Ending units	606,322	685,780	-	-	498,774	578,960	107,378	113,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,615,794	2,901,475	(36)	(9)	86,999	19,616	516,439	(568,279)
Realized gain (loss) on investments	(7,344,659)	(7,207,810)	(45)	113	125,277	249,401	1,868,400	6,199,565
Change in unrealized gain (loss) on investments	20,172,194	(5,751,415)	1,228	(1,672)	1,219,366	(2,613,642)	17,862,198	(39,883,668)
Reinvested capital gains	-	-	342	493	1,106,312	756,816	16,631,278	10,516,053
Net increase (decrease) in contract owners' equity resulting from operations	14,443,329	(10,057,750)	1,489	(1,075)	2,537,954	(1,587,809)	36,878,315	(23,736,329)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,734,622	8,018,377	850	697	149,699	243,946	5,719,305	8,618,834
Transfers between funds	(10,290,806)	8,366,599	-	-	(446,786)	(864,388)	(9,643,269)	(6,110,681)
Redemptions (notes 2, 3 and 4)	(22,735,145)	(24,475,142)	(1,383)	(1,508)	(1,183,247)	(965,710)	(13,820,215)	(15,344,337)
Adjustments to maintain reserves	(58)	110	14	(12)	(43)	25	190	(34)
Net equity transactions	(28,291,387)	(8,090,056)	(519)	(824)	(1,480,377)	(1,586,128)	(17,743,989)	(12,836,218)
Net change in contract owners' equity	(13,848,058)	(18,147,806)	970	(1,899)	1,057,577	(3,173,937)	19,134,326	(36,572,547)
Contract owners' equity beginning of period	211,114,700	229,262,506	6,179	8,078	9,772,736	12,946,673	141,824,493	178,397,040
Contract owners' equity end of period	$197,266,642	211,114,700	7,149	6,179	10,830,313	9,772,736	160,958,819	141,824,493
CHANGES IN UNITS:
Beginning units	16,102,403	16,760,938	-	-	458,528	517,510	5,609,467	6,044,690
Units purchased	1,623,583	3,490,174	-	-	33,479	41,024	555,288	602,173
Units redeemed	(3,721,317)	(4,148,709)	-	-	(92,040)	(100,006)	(1,164,361)	(1,037,396)
Ending units	14,004,669	16,102,403	-	-	399,967	458,528	5,000,394	5,609,467

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVCB4		AMVBC4		AMVI4		AMVGS4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,913	1,485	7,176	1,443	3,536	1,476	(1,827)	(18)
Realized gain (loss) on investments	19	(61)	(8,346)	(4)	(1,229)	(21)	233	-
Change in unrealized gain (loss) on investments	17,979	(8,710)	37,753	(13,200)	74,566	(14,501)	63,210	540
Reinvested capital gains	-	-	36,940	-	13,775	-	10,790	-
Net increase (decrease) in contract owners’ equity resulting from operations	20,911	(7,286)	73,523	(11,761)	90,648	(13,046)	72,406	522
Equity transactions:
Purchase payments received from contract owners (note 4)	13,810	126,516	384,916	216,953	134,536	308,136	-	145,247
Transfers between funds	-	-	(83,330)	2,133	(56,374)	61,730	320,909	-
Redemptions (notes 2, 3 and 4)	(4,271)	(1,225)	(32,690)	-	-	-	-	-
Adjustments to maintain reserves	(7)	2	(5)	(2)	(9)	1	(3)	(8)
Net equity transactions	9,532	125,292	268,891	219,084	78,153	369,867	320,906	145,239
Net change in contract owners’ equity	30,443	118,006	342,414	207,323	168,801	356,821	393,312	145,761
Contract owners’ equity beginning of period	118,006	-	207,323	-	356,821	-	145,761	-
Contract owners’ equity end of period	$148,449	118,006	549,737	207,323	525,622	356,821	539,073	145,761
CHANGES IN UNITS:
Beginning units	12,383	-	22,264	-	41,884	-	16,712	-
Units purchased	1,345	12,508	37,771	22,264	14,396	41,884	30,663	16,712
Units redeemed	(410)	(125)	(11,065)	-	(5,693)	-	-	-
Ending units	13,318	12,383	48,970	22,264	50,587	41,884	47,375	16,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AFGF		AFHY		AVPAP2		AFGC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(32,541)	(72,260)	24,794	25,228	5,784,153	(1,640,169)	5,486	4,623
Realized gain (loss) on investments	278,682	327,349	4,086	(12,047)	7,554,193	12,512,742	5,294	266
Change in unrealized gain (loss) on investments	1,287,502	(1,361,317)	20,068	(32,457)	64,583,504	(88,710,918)	15,891	(8,086)
Reinvested capital gains	1,052,808	1,083,012	-	-	31,194,882	30,232,133	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	2,586,451	(23,216)	48,948	(19,276)	109,116,732	(47,606,212)	26,671	(3,197)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,631	5,250	2,460	4,135	3,850,569	5,563,251	490	594
Transfers between funds	(88,161)	-	57,298	8,508	(5,661,280)	(3,554,309)	(22,768)	-
Redemptions (notes 2, 3 and 4)	(902,662)	(1,493,953)	(13,518)	(348,341)	(53,769,934)	(64,390,413)	(47,142)	(35,647)
Adjustments to maintain reserves	(271)	(115)	(29)	(32)	(302)	40	114	27
Net equity transactions	(981,463)	(1,488,817)	46,211	(335,731)	(55,580,947)	(62,381,431)	(69,306)	(35,026)
Net change in contract owners’ equity	1,604,988	(1,512,033)	95,159	(355,007)	53,535,785	(109,987,643)	(42,635)	(38,223)
Contract owners’ equity beginning of period	9,262,157	10,774,190	408,370	763,377	698,288,757	808,276,400	646,379	684,602
Contract owners’ equity end of period	$10,867,145	9,262,157	503,529	408,370	751,824,542	698,288,757	603,744	646,379
CHANGES IN UNITS:
Beginning units	54,721	62,814	6,474	11,741	52,660,875	57,113,592	17,972	18,957
Units purchased	45	24	3,449	3,896	712,086	1,599,478	1,228	13
Units redeemed	(5,151)	(8,117)	(2,741)	(9,163)	(4,579,942)	(6,052,195)	(3,109)	(998)
Ending units	49,615	54,721	7,182	6,474	48,793,019	52,660,875	16,091	17,972

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BRVED3		BRVHY3		BRVTR3		MLVGA3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$781,577	538,348	1,553,903	1,344,330	3,993,879	2,888,280	(1,297,423)	(2,930,326)
Realized gain (loss) on investments	3,668,505	4,407,565	(112,894)	(1,024,322)	339,629	(295,238)	(2,037,524)	2,038,078
Change in unrealized gain (loss) on investments	31,158,239	(40,364,295)	2,986,344	(1,535,712)	18,085,961	(8,016,626)	38,288,560	(46,294,503)
Reinvested capital gains	15,581,116	16,298,658	-	-	1,220,830	-	12,719,919	15,092,560
Net increase (decrease) in contract owners’ equity resulting from operations	51,189,437	(19,119,724)	4,427,353	(1,215,704)	23,640,299	(5,423,584)	47,673,532	(32,094,191)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,196,798	3,463,338	4,012,858	4,765,863	53,225,836	61,131,513	4,826,980	9,388,774
Transfers between funds	670,756	(13,092,120)	22,865,181	(9,140,347)	(2,507,430)	4,698,357	(12,065,769)	(9,567,002)
Redemptions (notes 2, 3 and 4)	(13,040,932)	(10,595,381)	(4,252,330)	(2,680,187)	(15,392,639)	(11,077,540)	(25,960,964)	(27,826,074)
Adjustments to maintain reserves	(404)	92	51	73	(685)	110	324	11
Net equity transactions	(10,173,782)	(20,224,072)	22,625,760	(7,054,598)	35,325,082	54,752,440	(33,199,429)	(28,004,292)
Net change in contract owners’ equity	41,015,655	(39,343,796)	27,053,113	(8,270,302)	58,965,381	49,328,856	14,474,103	(60,098,483)
Contract owners’ equity beginning of period	201,419,396	240,763,192	22,913,395	31,183,697	297,633,981	248,305,125	315,865,407	375,963,890
Contract owners’ equity end of period	$242,435,051	201,419,396	49,966,508	22,913,395	356,599,362	297,633,981	330,339,510	315,865,407
CHANGES IN UNITS:
Beginning units	17,237,659	18,794,597	2,224,850	2,888,766	30,210,417	24,686,644	20,772,328	22,494,782
Units purchased	1,851,615	1,363,536	4,751,354	4,999,736	8,297,527	8,522,116	777,100	1,144,523
Units redeemed	(2,569,165)	(2,920,474)	(2,701,337)	(5,663,652)	(4,897,652)	(2,998,343)	(2,800,466)	(2,866,977)
Ending units	16,520,109	17,237,659	4,274,867	2,224,850	33,610,292	30,210,417	18,748,962	20,772,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DVMCSS		DVSCS		DSIF		DSIFS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(377,026)	(441,136)	(378,098)	(521,491)	796,857	665,518	(10,809)	(129,502)
Realized gain (loss) on investments	(527,313)	(182,674)	1,870,302	4,740,391	10,795,996	12,264,225	10,093,791	10,675,558
Change in unrealized gain (loss) on investments	3,796,899	(9,294,649)	5,270,214	(15,917,127)	32,140,364	(29,584,102)	16,166,722	(21,362,236)
Reinvested capital gains	2,275,580	4,002,076	5,975,171	4,352,311	11,036,439	5,118,664	6,860,537	3,274,385
Net increase (decrease) in contract owners’ equity resulting from operations	5,168,140	(5,916,383)	12,737,589	(7,345,916)	54,769,656	(11,535,695)	33,110,241	(7,541,795)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,181,922	3,419,448	727,089	880,741	1,821,937	1,845,899	1,073,020	856,517
Transfers between funds	(320,658)	(2,412,706)	(731,981)	(158,078)	(3,921,658)	(3,557,544)	(5,030,114)	(7,050,018)
Redemptions (notes 2, 3 and 4)	(2,282,372)	(2,461,817)	(8,976,734)	(8,947,999)	(24,429,089)	(24,519,145)	(15,523,311)	(13,623,261)
Adjustments to maintain reserves	(43)	40	(511)	(73)	(2,467)	539	320	94
Net equity transactions	(421,151)	(1,455,036)	(8,982,137)	(8,225,410)	(26,531,277)	(26,230,252)	(19,480,085)	(19,816,669)
Net change in contract owners’ equity	4,746,989	(7,371,419)	3,755,452	(15,571,326)	28,238,379	(37,765,947)	13,630,156	(27,358,464)
Contract owners’ equity beginning of period	28,400,681	35,772,100	64,992,389	80,563,715	195,636,734	233,402,681	120,468,689	147,827,153
Contract owners’ equity end of period	$33,147,670	28,400,681	68,747,841	64,992,389	223,875,113	195,636,734	134,098,845	120,468,689
CHANGES IN UNITS:
Beginning units	2,557,928	2,675,080	1,815,204	2,016,378	3,296,757	3,700,488	4,135,263	4,741,553
Units purchased	378,657	457,139	145,078	228,828	57,670	60,251	228,217	237,751
Units redeemed	(410,169)	(574,291)	(371,668)	(430,002)	(439,381)	(463,982)	(794,287)	(844,041)
Ending units	2,526,416	2,557,928	1,588,614	1,815,204	2,915,046	3,296,757	3,569,193	4,135,263

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DSRG		DCAP		DCAPS		DVDLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$52,860	171,748	(41,613)	(20,944)	(534,615)	(508,097)	(11,400)	(13,416)
Realized gain (loss) on investments	1,377,602	1,511,319	(89,538)	186,732	(2,399,278)	428,131	(20,724)	24,615
Change in unrealized gain (loss) on investments	7,455,471	(10,565,838)	4,699,214	(5,389,509)	18,278,513	(19,390,741)	23,735	(388,974)
Reinvested capital gains	1,178,797	6,984,593	2,863,406	3,218,564	10,390,499	12,286,830	162,387	166,236
Net increase (decrease) in contract owners’ equity resulting from operations	10,064,730	(1,898,178)	7,431,469	(2,005,157)	25,735,119	(7,183,877)	153,998	(211,539)
Equity transactions:
Purchase payments received from contract owners (note 4)	216,926	215,004	227,218	277,822	774,157	881,738	1,374	1,091
Transfers between funds	(102,715)	(428,149)	(591,607)	(170,131)	(3,417,900)	(6,185,419)	(66,711)	54,468
Redemptions (notes 2, 3 and 4)	(3,669,305)	(3,688,123)	(2,463,890)	(1,522,521)	(10,792,495)	(11,202,466)	(45,985)	(42,229)
Adjustments to maintain reserves	210	(12)	(440)	(13)	117	(69)	(74)	(1)
Net equity transactions	(3,554,884)	(3,901,280)	(2,828,719)	(1,414,844)	(13,436,121)	(16,506,216)	(111,396)	13,328
Net change in contract owners’ equity	6,509,846	(5,799,458)	4,602,750	(3,420,001)	12,298,998	(23,690,093)	42,602	(198,211)
Contract owners’ equity beginning of period	32,282,527	38,081,985	22,808,676	26,228,677	79,876,330	103,566,423	797,671	995,882
Contract owners’ equity end of period	$38,792,373	32,282,527	27,411,426	22,808,676	92,175,328	79,876,330	840,273	797,671
CHANGES IN UNITS:
Beginning units	729,093	811,429	835,497	883,156	3,195,645	3,794,414	37,666	37,554
Units purchased	9,842	6,028	13,670	17,691	247,357	133,386	1,424	5,055
Units redeemed	(78,004)	(88,364)	(101,610)	(65,350)	(681,526)	(732,155)	(5,782)	(4,943)
Ending units	660,931	729,093	747,557	835,497	2,761,476	3,195,645	33,308	37,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DGI		CHSMM		CLVHY2		DWVVLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(33,475)	(75,628)	51,806	37,433	258,043	116,577	24,488	17,031
Realized gain (loss) on investments	710,612	763,346	-	-	(32,063)	(17,915)	20,077	9,773
Change in unrealized gain (loss) on investments	981,180	(2,654,626)	-	-	462,870	(259,535)	231,936	(229,654)
Reinvested capital gains	1,462,853	1,283,614	-	-	-	-	166,089	113,066
Net increase (decrease) in contract owners’ equity resulting from operations	3,121,170	(683,294)	51,806	37,433	688,850	(160,873)	442,590	(89,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	143,836	206,133	354,637	-	1,173,796	941,386	83,215	426,502
Transfers between funds	(343,645)	(173,607)	350,926	1,635,188	7,028,508	512,113	(119,935)	543,622
Redemptions (notes 2, 3 and 4)	(1,245,027)	(1,589,835)	(452,502)	(1,519,027)	(524,344)	(159,782)	(88,082)	(79,309)
Adjustments to maintain reserves	21	(81)	131	(321)	(88)	(7)	24	(21)
Net equity transactions	(1,444,815)	(1,557,391)	253,192	115,840	7,677,872	1,293,711	(124,778)	890,794
Net change in contract owners’ equity	1,676,355	(2,240,685)	304,998	153,273	8,366,722	1,132,838	317,812	801,010
Contract owners’ equity beginning of period	11,876,919	14,117,604	5,092,814	4,939,541	2,889,165	1,756,327	2,361,387	1,560,377
Contract owners’ equity end of period	$13,553,274	11,876,919	5,397,812	5,092,814	11,255,887	2,889,165	2,679,199	2,361,387
CHANGES IN UNITS:
Beginning units	442,636	494,849	514,302	503,857	299,403	172,298	145,302	92,725
Units purchased	6,680	17,985	328,768	525,539	1,238,925	171,486	8,803	63,557
Units redeemed	(52,962)	(70,198)	(303,689)	(515,094)	(523,306)	(44,381)	(15,631)	(10,980)
Ending units	396,354	442,636	539,381	514,302	1,015,022	299,403	138,474	145,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DWVSVS		ETVFR		FVU2S		FQB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(446,215)	(605,644)	2,007,350	1,499,161	2,828	(2,689)	81,334	98,361
Realized gain (loss) on investments	779,641	827,868	58,158	651,715	57	(65)	(22,885)	(64,112)
Change in unrealized gain (loss) on investments	7,604,064	(15,227,262)	1,839,155	(3,696,557)	87,285	(46,762)	317,598	(149,281)
Reinvested capital gains	4,715,968	4,256,704	-	-	-	-	190	-
Net increase (decrease) in contract owners’ equity resulting from operations	12,653,458	(10,748,334)	3,904,663	(1,545,681)	90,170	(49,516)	376,237	(115,032)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,848,265	6,000,712	4,350,576	11,478,732	2,494	1,525	20,562	37,690
Transfers between funds	(2,277,936)	(3,965,886)	(7,616,127)	14,604,066	19,873	580,581	(21,742)	(250,863)
Redemptions (notes 2, 3 and 4)	(4,624,912)	(3,675,281)	(6,436,803)	(5,711,864)	(27,079)	(37,062)	(546,431)	(762,288)
Adjustments to maintain reserves	(460)	16	8,624	(10,055)	(32)	28	(52)	5
Net equity transactions	(1,055,043)	(1,640,440)	(9,693,730)	20,360,879	(4,744)	545,072	(547,663)	(975,456)
Net change in contract owners’ equity	11,598,415	(12,388,774)	(5,789,067)	18,815,198	85,426	495,556	(171,426)	(1,090,488)
Contract owners’ equity beginning of period	48,439,903	60,828,677	74,687,662	55,872,464	495,556	-	4,947,178	6,037,666
Contract owners’ equity end of period	$60,038,318	48,439,903	68,898,595	74,687,662	580,982	495,556	4,775,752	4,947,178
CHANGES IN UNITS:
Beginning units	3,576,288	3,677,512	7,168,898	5,278,077	54,758	-	311,338	372,687
Units purchased	1,114,377	748,972	1,523,616	3,954,744	2,565	58,491	18,867	14,527
Units redeemed	(1,173,235)	(850,196)	(2,417,523)	(2,063,923)	(3,012)	(3,733)	(51,759)	(75,876)
Ending units	3,517,430	3,576,288	6,274,991	7,168,898	54,311	54,758	278,446	311,338

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FQBS		FEMS2		FC2		FEIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$200,088	248,814	(1,908)	3,044	(25,755)	-	1,692,492	2,430,050
Realized gain (loss) on investments	(46,863)	(206,676)	318,771	(1,665)	6,264	-	(287,123)	(2,461,075)
Change in unrealized gain (loss) on investments	1,022,190	(464,573)	751,782	(264,336)	712,851	-	41,589,850	(39,778,728)
Reinvested capital gains	625	-	-	-	-	-	17,158,685	13,534,654
Net increase (decrease) in contract owners’ equity resulting from operations	1,176,040	(422,435)	1,068,645	(262,957)	693,360	-	60,153,904	(26,275,099)
Equity transactions:
Purchase payments received from contract owners (note 4)	23,521	107,692	2,103,423	1,212,902	6,486,940	-	1,881,713	3,164,930
Transfers between funds	(285,597)	(640,694)	2,385,232	1,783,483	3,983,586	-	(4,812,294)	(5,826,018)
Redemptions (notes 2, 3 and 4)	(1,387,888)	(1,881,553)	(302,829)	(30,014)	(80,413)	-	(27,936,449)	(32,592,694)
Adjustments to maintain reserves	(141)	(45)	(109)	(26)	(51)	-	(220)	1,281
Net equity transactions	(1,650,105)	(2,414,600)	4,185,717	2,966,345	10,390,062	-	(30,867,250)	(35,252,501)
Net change in contract owners’ equity	(474,065)	(2,837,035)	5,254,362	2,703,388	11,083,422	-	29,286,654	(61,527,600)
Contract owners’ equity beginning of period	16,238,610	19,075,645	2,703,388	-	-	-	245,903,463	307,431,063
Contract owners’ equity end of period	$15,764,545	16,238,610	7,957,750	2,703,388	11,083,422	-	275,190,117	245,903,463
CHANGES IN UNITS:
Beginning units	1,167,224	1,339,808	328,114	-	-	-	3,475,394	3,943,755
Units purchased	47,214	46,209	1,258,556	345,624	280,639	-	32,202	44,825
Units redeemed	(160,178)	(218,793)	(827,640)	(17,510)	(8,815)	-	(428,437)	(513,186)
Ending units	1,054,260	1,167,224	759,030	328,114	271,824	-	3,079,159	3,475,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVSS2		FHIP		FAMP		FB2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$67	(41,456)	1,394,752	1,659,432	342,851	275,552	1,558,145	96,718
Realized gain (loss) on investments	289,174	332,339	(393,199)	(147,736)	181,209	(709,692)	1,195,420	1,118,749
Change in unrealized gain (loss) on investments	621,534	(1,642,487)	3,765,049	(3,327,761)	9,212,432	(8,812,378)	77,730,304	(44,377,897)
Reinvested capital gains	488,669	262,800	-	-	3,731,035	3,209,936	21,546,765	17,121,835
Net increase (decrease) in contract owners’ equity resulting from operations	1,399,444	(1,088,804)	4,766,602	(1,816,065)	13,467,527	(6,036,582)	102,030,634	(26,040,595)
Equity transactions:
Purchase payments received from contract owners (note 4)	96,782	32,449	555,725	663,470	571,281	924,400	138,155,428	111,858,100
Transfers between funds	(65,388)	(174,090)	(25,113)	(713,776)	(696,858)	(1,238,192)	25,217,414	17,411,622
Redemptions (notes 2, 3 and 4)	(920,819)	(459,049)	(4,488,734)	(5,664,600)	(10,186,594)	(11,708,861)	(21,606,372)	(14,346,905)
Adjustments to maintain reserves	(42)	135	(19)	(72)	(619)	139	1,227	(1,450)
Net equity transactions	(889,467)	(600,555)	(3,958,141)	(5,714,979)	(10,312,790)	(12,022,513)	141,767,697	114,921,367
Net change in contract owners’ equity	509,977	(1,689,359)	808,461	(7,531,044)	3,154,737	(18,059,095)	243,798,331	88,880,772
Contract owners’ equity beginning of period	4,703,409	6,392,768	36,325,427	43,856,471	84,578,726	102,637,821	397,518,598	308,637,826
Contract owners’ equity end of period	$5,213,386	4,703,409	37,133,888	36,325,427	87,733,463	84,578,726	641,316,929	397,518,598
CHANGES IN UNITS:
Beginning units	151,463	167,647	1,021,563	1,174,888	1,862,553	2,119,632	35,320,687	25,845,784
Units purchased	7,398	2,686	80,640	101,970	16,072	32,076	14,636,901	12,130,249
Units redeemed	(31,957)	(18,870)	(189,594)	(255,295)	(225,886)	(289,155)	(3,422,206)	(2,655,346)
Ending units	126,904	151,463	912,609	1,021,563	1,652,739	1,862,553	46,535,382	35,320,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FNRS2		FEI2		FF10S		FF10S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$115,141	(811,236)	735,428	1,426,060	32,723	7,996	1,139,449	(206,607)
Realized gain (loss) on investments	(5,619,277)	(25,823)	4,361,002	5,139,766	20,246	45,923	3,214,681	5,460,195
Change in unrealized gain (loss) on investments	10,378,292	(20,975,884)	40,048,524	(49,613,070)	400,445	(443,305)	17,556,636	(26,102,773)
Reinvested capital gains	42,282	83,754	19,123,335	14,100,291	201,406	135,453	10,164,867	7,001,858
Net increase (decrease) in contract owners’ equity resulting from operations	4,916,438	(21,729,189)	64,268,289	(28,946,953)	654,820	(253,933)	32,075,633	(13,847,327)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,047,920	4,026,524	12,034,054	13,592,671	44,106	62,426	12,869,654	9,521,640
Transfers between funds	(1,379,579)	91,368	(7,908,080)	(7,598,687)	127,427	339,387	11,270,056	1,817,392
Redemptions (notes 2, 3 and 4)	(7,046,678)	(9,016,858)	(29,592,328)	(24,940,460)	(257,892)	(604,627)	(24,077,768)	(22,756,523)
Adjustments to maintain reserves	546	(868)	(857)	850	(92)	(805)	(171)	203
Net equity transactions	(5,377,791)	(4,899,834)	(25,467,211)	(18,945,626)	(86,451)	(203,618)	61,771	(11,417,288)
Net change in contract owners’ equity	(461,353)	(26,629,023)	38,801,078	(47,892,579)	568,369	(457,551)	32,137,404	(25,264,615)
Contract owners’ equity beginning of period	61,660,616	88,289,639	263,063,000	310,955,579	4,451,599	4,909,150	229,569,311	254,833,926
Contract owners’ equity end of period	$61,199,263	61,660,616	301,864,078	263,063,000	5,019,968	4,451,599	261,706,715	229,569,311
CHANGES IN UNITS:
Beginning units	5,084,672	5,387,615	10,753,975	11,450,750	290,998	300,966	14,151,513	14,831,606
Units purchased	836,577	6,618,436	1,129,697	951,630	27,445	35,212	1,851,400	1,274,206
Units redeemed	(1,269,554)	(6,921,379)	(2,027,006)	(1,648,405)	(31,804)	(45,180)	(1,883,163)	(1,954,299)
Ending units	4,651,695	5,084,672	9,856,666	10,753,975	286,639	290,998	14,119,750	14,151,513

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FF20S		FF20S2		FF30S		FF30S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$45,728	8,956	1,191,560	(1,050,146)	80,399	(11,834)	95,768	(371,147)
Realized gain (loss) on investments	102,549	344,974	10,103,519	15,114,450	363,304	621,571	642,056	1,403,270
Change in unrealized gain (loss) on investments	850,711	(1,352,360)	33,431,865	(60,188,294)	1,629,073	(2,131,261)	9,986,751	(9,147,520)
Reinvested capital gains	492,601	308,057	22,189,642	14,371,284	424,168	342,307	2,342,284	1,773,016
Net increase (decrease) in contract owners' equity resulting from operations	1,491,589	(690,373)	66,916,586	(31,752,706)	2,496,944	(1,179,217)	13,066,859	(6,342,381)
Equity transactions:
Purchase payments received from contract owners (note 4)	250,743	184,722	4,358,055	4,850,225	757,846	925,011	4,902,139	3,969,084
Transfers between funds	146,441	900,717	(717,213)	(9,066,291)	366,010	36,865	520,483	(1,402,694)
Redemptions (notes 2, 3 and 4)	(2,114,725)	(1,092,601)	(46,742,011)	(46,183,840)	(1,303,919)	(1,841,177)	(7,184,811)	(7,439,666)
Adjustments to maintain reserves	(64)	22	(16)	414	1	(17)	(336)	142
Net equity transactions	(1,717,605)	(7,140)	(43,101,185)	(50,399,492)	(180,062)	(879,318)	(1,762,525)	(4,873,133)
Net change in contract owners' equity	(226,016)	(697,513)	23,815,401	(82,152,198)	2,316,882	(2,058,535)	11,304,334	(11,215,514)
Contract owners' equity beginning of period	8,772,921	9,470,434	384,341,719	466,493,917	11,335,210	13,393,745	59,876,306	71,091,820
Contract owners' equity end of period	$8,546,905	8,772,921	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306
CHANGES IN UNITS:
Beginning units	567,701	568,630	22,418,899	25,198,593	707,650	760,388	3,356,498	3,607,721
Units purchased	39,661	100,860	1,022,265	873,369	96,957	92,356	373,317	364,619
Units redeemed	(140,421)	(101,789)	(3,327,547)	(3,653,063)	(110,340)	(145,094)	(474,210)	(615,842)
Ending units	466,941	567,701	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FGI2		FGP		FG2		FIGBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,272,130	(3,658,480)	(4,168,574)	(4,368,236)	(5,924,342)	(5,948,665)	185,413	129,761
Realized gain (loss) on investments	1,230,094	3,872,401	31,640,192	29,599,018	6,112,922	14,118,539	16,513	(199,311)
Change in unrealized gain (loss) on investments	58,950,274	(49,791,435)	56,539,514	(82,860,360)	81,987,671	(66,693,541)	795,511	(286,813)
Reinvested capital gains	31,114,208	15,255,804	24,159,048	55,285,394	24,651,354	51,928,807	-	83,100
Net increase (decrease) in contract owners' equity resulting from operations	99,566,706	(34,321,710)	108,170,180	(2,344,184)	106,827,605	(6,594,860)	997,437	(273,263)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,327,713	91,715,624	3,255,207	4,816,054	30,514,729	30,284,344	192,959	258,381
Transfers between funds	27,321,875	(8,428,242)	(5,074,480)	(2,760,126)	(11,164,255)	(20,046,126)	2,289,414	63,689
Redemptions (notes 2, 3 and 4)	(14,420,418)	(10,522,400)	(39,481,277)	(40,526,034)	(39,725,779)	(26,874,922)	(1,597,976)	(1,726,094)
Adjustments to maintain reserves	5,141	(35,799)	490	809	(973)	903	588	(31)
Net equity transactions	124,234,311	72,729,183	(41,300,060)	(38,469,297)	(20,376,278)	(16,635,802)	884,985	(1,404,054)
Net change in contract owners' equity	223,801,017	38,407,473	66,870,120	(40,813,481)	86,451,327	(23,230,662)	1,882,422	(1,677,317)
Contract owners' equity beginning of period	302,916,510	264,509,037	346,816,092	387,629,573	340,403,292	363,633,954	12,148,683	13,826,000
Contract owners' equity end of period	$526,717,527	302,916,510	413,686,212	346,816,092	426,854,619	340,403,292	14,031,105	12,148,683
CHANGES IN UNITS:
Beginning units	26,122,667	20,434,676	3,027,532	3,340,796	10,652,368	11,129,767	827,555	923,643
Units purchased	13,586,112	8,693,610	42,988	93,834	1,898,725	2,325,940	223,214	80,710
Units redeemed	(4,200,212)	(3,005,619)	(343,318)	(407,098)	(2,432,707)	(2,803,339)	(165,866)	(176,798)
Ending units	35,508,567	26,122,667	2,727,202	3,027,532	10,118,386	10,652,368	884,903	827,555

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FIGBP2		FMCS		FMC2		FOP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$9,392,999	6,092,097	(88,717)	(146,225)	(2,048,750)	(3,108,389)	185,981	97,501
Realized gain (loss) on investments	(1,833,859)	(423,542)	16,259	277,996	132,747	6,906,338	264,456	583,232
Change in unrealized gain (loss) on investments	46,333,027	(22,436,181)	1,429,815	(4,648,257)	19,921,547	(67,955,807)	9,153,417	(9,512,953)
Reinvested capital gains	-	3,764,870	1,844,366	1,649,105	27,098,459	24,078,372	1,802,471	-
Net increase (decrease) in contract owners' equity resulting from operations	53,892,167	(13,002,756)	3,201,723	(2,867,381)	45,104,003	(40,079,486)	11,406,325	(8,832,220)
Equity transactions:
Purchase payments received from contract owners (note 4)	132,763,863	104,705,171	328,352	357,970	2,308,149	2,745,048	395,313	496,135
Transfers between funds	11,953,340	30,211,044	(438,821)	(159,920)	2,963,502	(10,241,755)	(574,556)	(573,300)
Redemptions (notes 2, 3 and 4)	(44,651,860)	(44,401,048)	(1,817,718)	(1,625,120)	(25,682,161)	(27,368,233)	(4,721,758)	(5,170,902)
Adjustments to maintain reserves	139	378,319	(12)	115	(651)	619	(562)	721
Net equity transactions	100,065,482	90,893,487	(1,928,199)	(1,426,955)	(20,411,161)	(34,864,320)	(4,901,563)	(5,247,347)
Net change in contract owners' equity	153,957,649	77,890,731	1,273,524	(4,294,336)	24,692,842	(74,943,806)	6,504,762	(14,079,567)
Contract owners' equity beginning of period	661,045,191	583,154,460	15,327,830	19,622,166	210,677,691	285,621,497	45,749,053	59,828,620
Contract owners' equity end of period	$815,002,840	661,045,191	16,601,354	15,327,830	235,370,533	210,677,691	52,253,815	45,749,053
CHANGES IN UNITS:
Beginning units	45,562,385	39,490,721	857,905	925,175	5,517,742	6,276,254	1,502,540	1,652,970
Units purchased	13,922,740	11,416,148	23,514	40,715	657,473	220,584	23,245	28,094
Units redeemed	(7,565,731)	(5,344,484)	(118,209)	(107,985)	(1,101,546)	(979,096)	(165,712)	(178,524)
Ending units	51,919,394	45,562,385	763,210	857,905	5,073,669	5,517,742	1,360,073	1,502,540

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FO2		FVSS		FRESS2		FTVIS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(53,347)	(185,494)	8,454	(19,852)	10,330	77,301	8,797,574	7,851,291
Realized gain (loss) on investments	527,688	1,128,172	141,326	197,080	613,503	(97,554)	418,114	3,671,899
Change in unrealized gain (loss) on investments	17,367,722	(17,141,232)	535,939	(1,148,924)	616,391	(447,000)	17,919,804	(25,548,526)
Reinvested capital gains	3,542,648	-	370,679	194,281	119,367	134,840	3,796,198	-
Net increase (decrease) in contract owners' equity resulting from operations	21,384,711	(16,198,554)	1,056,398	(777,415)	1,359,591	(332,413)	30,931,690	(14,025,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,979,850	7,061,714	36,299	29,638	2,800,441	1,623,592	7,134,017	8,904,876
Transfers between funds	(5,116,469)	2,097,976	(106,393)	(176,921)	1,034,777	1,497,191	(8,371,904)	(10,914,189)
Redemptions (notes 2, 3 and 4)	(8,761,465)	(9,250,324)	(504,069)	(318,355)	(729,367)	(257,655)	(20,732,607)	(23,091,663)
Adjustments to maintain reserves	(1,005)	861	(104)	(21)	(111)	(38)	21	(74)
Net equity transactions	(8,899,089)	(89,773)	(574,267)	(465,659)	3,105,740	2,863,090	(21,970,473)	(25,101,050)

Net change in contract owners' equity	12,485,622	(16,288,327)	482,131	(1,243,074)	4,465,331	2,530,677	8,961,217	(39,126,386)
Contract owners' equity beginning of period	85,123,098	101,411,425	3,400,823	4,643,897	4,725,026	2,194,349	225,408,877	264,535,263
Contract owners' equity end of period	$97,608,720	85,123,098	3,882,954	3,400,823	9,190,357	4,725,026	234,370,094	225,408,877
CHANGES IN UNITS:
Beginning units	3,960,462	3,943,518	152,249	169,584	412,769	175,387	14,462,828	16,047,838
Units purchased	512,929	777,969	17,775	4,368	864,013	333,010	1,209,923	1,609,945
Units redeemed	(849,688)	(761,025)	(39,027)	(21,703)	(609,945)	(95,628)	(2,510,195)	(3,194,955)
Ending units	3,623,703	3,960,462	130,997	152,249	666,837	412,769	13,162,556	14,462,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FTVRD2		FTVSV2		FTVMD2		FTVDM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(73,670)	(71,591)	(331,083)	(528,940)	15,067	23,511	(40,416)	(66,774)
Realized gain (loss) on investments	1,876,192	2,444,711	(6,881,550)	2,882,734	(35,391)	(7,094)	131,287	(107,114)
Change in unrealized gain (loss) on investments	1,028,864	(6,696,720)	11,151,631	(27,725,338)	160,573	(175,665)	1,958,989	(1,878,357)
Reinvested capital gains	5,242,003	2,186,578	12,970,972	13,498,029	130,381	15,296	-	-
Net increase (decrease) in contract owners' equity resulting from operations	8,073,389	(2,137,022)	16,909,970	(11,873,515)	270,630	(143,952)	2,049,860	(2,052,245)
Equity transactions:
Purchase payments received from contract owners (note 4)	142,778	519,242	439,586	517,193	131,769	94,904	81,300	132,680
Transfers between funds	(1,265,188)	(610,271)	(1,351,421)	(3,194,060)	(45,630)	68,524	(292,128)	(2,144,714)
Redemptions (notes 2, 3 and 4)	(3,756,813)	(3,547,719)	(8,868,280)	(11,332,861)	(58,088)	(13,887)	(816,812)	(1,984,985)
Adjustments to maintain reserves	53	59	(28)	(28)	4	6	(195)	27
Net equity transactions	(4,879,170)	(3,638,689)	(9,780,143)	(14,009,757)	28,055	149,547	(1,027,835)	(3,996,993)
Net change in contract owners' equity	3,194,219	(5,775,711)	7,129,827	(25,883,272)	298,685	5,595	1,022,025	(6,049,238)
Contract owners' equity beginning of period	31,173,227	36,948,938	71,704,660	97,587,932	1,125,008	1,119,413	8,750,560	14,799,798
Contract owners' equity end of period	$34,367,446	31,173,227	78,834,487	71,704,660	1,423,693	1,125,008	9,772,585	8,750,560
CHANGES IN UNITS:
Beginning units	1,023,109	1,134,416	2,065,774	2,409,787	90,901	79,914	889,456	1,248,611
Units purchased	18,544	49,477	167,079	103,738	14,839	12,936	84,418	78,498
Units redeemed	(156,908)	(160,784)	(413,179)	(447,751)	(12,803)	(1,949)	(178,037)	(437,653)
Ending units	884,745	1,023,109	1,819,674	2,065,774	92,937	90,901	795,837	889,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TIF2		FTVGI2		FTVFA2		FTVSI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$65,863	384,443	5,750,920	(1,810,659)	1,596,086	1,311,414	69,125	28,070
Realized gain (loss) on investments	(1,312,523)	(1,089,557)	(1,876,271)	(1,945,731)	(1,099,522)	363,722	(743)	(4,219)
Change in unrealized gain (loss) on investments	3,849,551	(5,020,502)	(3,306,061)	4,193,318	7,814,328	(14,122,207)	28,316	(46,307)
Reinvested capital gains	288,506	-	-	-	5,567,784	2,282,402	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,891,397	(5,725,616)	568,588	436,928	13,878,676	(10,164,669)	96,698	(22,456)
Equity transactions:
Purchase payments received from contract owners (note 4)	120,907	255,695	1,864,745	4,545,353	3,133,185	3,678,415	-	102
Transfers between funds	742,839	646,914	(3,481,159)	(1,665,736)	(1,514,091)	(6,024,110)	263,985	656,070
Redemptions (notes 2, 3 and 4)	(3,085,813)	(5,035,008)	(9,259,359)	(11,963,722)	(8,166,311)	(8,967,104)	(26,401)	(24,251)
Adjustments to maintain reserves	(324)	(50)	(50)	(28)	164	68	(11)	(2)
Net equity transactions	(2,222,391)	(4,132,449)	(10,875,823)	(9,084,133)	(6,547,053)	(11,312,730)	237,573	631,919
Net change in contract owners' equity	669,006	(9,858,065)	(10,307,235)	(8,647,205)	7,331,623	(21,477,399)	334,271	609,463
Contract owners' equity beginning of period	27,658,651	37,516,716	109,604,497	118,251,702	79,605,946	101,083,345	1,183,956	574,493
Contract owners' equity end of period	$28,327,657	27,658,651	99,297,262	109,604,497	86,937,569	79,605,946	1,518,227	1,183,956
CHANGES IN UNITS:
Beginning units	1,368,003	1,553,378	11,681,077	12,642,442	6,404,078	7,228,922	112,176	53,163
Units purchased	96,404	87,970	830,317	1,504,980	414,497	504,575	24,140	63,085
Units redeemed	(199,264)	(273,345)	(1,968,998)	(2,466,345)	(896,032)	(1,329,419)	(2,620)	(4,072)
Ending units	1,265,143	1,368,003	10,542,396	11,681,077	5,922,543	6,404,078	133,696	112,176

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVMSAS		GVSSCS		GVGMNS		RSRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$28,628	8,261	(1,784)	(939)	(19,536)	(92,856)	11	(13)
Realized gain (loss) on investments	99	(23)	(81,869)	6,749	114,046	100,624	(43)	(4)
Change in unrealized gain (loss) on investments	18,113	(23,081)	225,568	(238,281)	498,807	(867,957)	342	(1,169)
Reinvested capital gains	-	-	11,266	122,204	437,634	187,052	-	785
Net increase (decrease) in contract owners' equity resulting from operations	46,840	(14,843)	153,181	(110,267)	1,030,951	(673,137)	310	(401)
Equity transactions:
Purchase payments received from contract owners (note 4)	339,886	379,442	39,328	115,835	101,290	549,220	-	5,646
Transfers between funds	834,670	66,924	(204,957)	280,065	(1,579,720)	2,182,867	657	(10)
Redemptions (notes 2, 3 and 4)	(27,188)	(330)	(169,368)	(155,196)	(812,029)	(651,391)	-	-
Adjustments to maintain reserves	(22)	(7)	5	3	(158)	19	2	(1)
Net equity transactions	1,147,346	446,030	(334,992)	240,707	(2,290,617)	2,080,714	659	5,634
Net change in contract owners' equity	1,194,186	431,187	(181,811)	130,440	(1,259,666)	1,407,577	969	5,233
Contract owners' equity beginning of period	431,187	-	725,767	595,327	11,743,331	10,335,754	5,233	-
Contract owners' equity end of period	$1,625,373	431,187	543,956	725,767	10,483,665	11,743,331	6,202	5,233
CHANGES IN UNITS:
Beginning units	45,915	-	45,953	34,198	1,013,151	837,816	565	-
Units purchased	118,159	45,950	5,594	23,441	42,841	269,929	90	566
Units redeemed	(2,763)	(35)	(23,724)	(11,686)	(237,182)	(94,594)	(18)	(1)
Ending units	161,311	45,915	27,823	45,953	818,810	1,013,151	637	565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RVARS		ACEG2		IVMCC2		IVKMG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$99,875	(255,873)	(67,260)	(74,972)	(210,144)	(233,118)	(222,393)	(245,791)
Realized gain (loss) on investments	86,467	79,142	163,904	351,568	(527,815)	(277,852)	(15,024)	1,166,673
Change in unrealized gain (loss) on investments	284,904	(897,021)	563,225	(796,498)	2,095,074	(3,593,695)	2,204,699	(3,618,568)
Reinvested capital gains	-	-	683,909	321,677	1,579,235	2,162,694	2,168,599	1,751,094
Net increase (decrease) in contract owners' equity resulting from operations	471,246	(1,073,752)	1,343,778	(198,225)	2,936,350	(1,941,971)	4,135,881	(946,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	86,385	713,819	14,648	65,315	23,338	161,979	95,346	160,844
Transfers between funds	(245,460)	(335,654)	(90,376)	(633,664)	(2,887)	17,087	(402,006)	(855,811)
Redemptions (notes 2, 3 and 4)	(1,066,594)	(967,280)	(556,007)	(750,860)	(755,604)	(887,266)	(1,962,485)	(2,160,826)
Adjustments to maintain reserves	(224)	(9)	(121)	(5)	(308)	35	(289)	(14)
Net equity transactions	(1,225,893)	(589,124)	(631,856)	(1,319,214)	(735,461)	(708,165)	(2,269,434)	(2,855,807)
Net change in contract owners' equity	(754,647)	(1,662,876)	711,922	(1,517,439)	2,200,889	(2,650,136)	1,866,447	(3,802,399)
Contract owners' equity beginning of period	14,642,962	16,305,838	4,025,895	5,543,334	12,802,342	15,452,478	13,087,812	16,890,211
Contract owners' equity end of period	$13,888,315	14,642,962	4,737,817	4,025,895	15,003,231	12,802,342	14,954,259	13,087,812
CHANGES IN UNITS:
Beginning units	1,539,831	1,600,038	231,155	301,486	968,161	1,015,428	856,633	1,025,694
Units purchased	97,764	168,992	26,065	46,661	72,379	67,119	126,620	79,246
Units redeemed	(225,221)	(229,199)	(55,130)	(116,992)	(116,621)	(114,386)	(242,886)	(248,307)
Ending units	1,412,374	1,539,831	202,090	231,155	923,919	968,161	740,367	856,633

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVBRA1		OVIGS		OVMS		OVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(918)	2,436	(474,865)	(575,163)	213,609	160,919	324,766	348,925
Realized gain (loss) on investments	(6,584)	(2,007)	323,135	760,227	(88,918)	(137,327)	145,032	(318,003)
Change in unrealized gain (loss) on investments	34,988	(32,843)	10,222,603	(13,708,613)	2,977,265	(2,290,706)	780,631	(477,006)
Reinvested capital gains	-	18,821	2,694,175	1,042,662	374,032	601,271	-	-
Net increase (decrease) in contract owners' equity resulting from operations	27,486	(13,593)	12,765,048	(12,480,887)	3,475,988	(1,665,843)	1,250,429	(446,084)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	47,502	4,448,564	7,989,976	259,440	138,668	175,951	186,567
Transfers between funds	731	928	104,629	(1,373,075)	(238,619)	(401,456)	(173,694)	(398,950)
Redemptions (notes 2, 3 and 4)	(24,268)	(7,285)	(3,214,678)	(3,549,491)	(3,132,199)	(3,179,923)	(2,131,409)	(1,944,885)
Adjustments to maintain reserves	3	(12)	(360)	(58)	148	(95)	(8)	366
Net equity transactions	(23,534)	41,132	1,338,155	3,067,352	(3,111,230)	(3,442,806)	(2,129,160)	(2,156,902)
Net change in contract owners' equity	3,952	27,539	14,103,203	(9,413,535)	364,758	(5,108,649)	(878,731)	(2,602,986)
Contract owners' equity beginning of period	197,412	169,873	47,474,543	56,888,078	22,882,854	27,991,503	16,281,666	18,884,652
Contract owners' equity end of period	$201,364	197,412	61,577,746	47,474,543	23,247,612	22,882,854	15,402,935	16,281,666
CHANGES IN UNITS:
Beginning units	17,442	13,983	5,495,598	5,217,271	706,855	809,186	792,366	895,835
Units purchased	58	4,079	1,094,375	2,039,466	8,556	8,821	27,494	19,314
Units redeemed	(1,983)	(620)	(937,597)	(1,761,139)	(97,308)	(111,152)	(122,970)	(122,783)
Ending units	15,517	17,442	5,652,376	5,495,598	618,103	706,855	696,890	792,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGS		OVGSS		OVIG		OVGI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(542,373)	(496,745)	(1,063,723)	(979,372)	9,063	5,847	(22,365)	(14,551)
Realized gain (loss) on investments	9,260,073	7,482,747	(635,655)	1,714,385	3,933	6,579	25,910	530,320
Change in unrealized gain (loss) on investments	5,981,307	(36,459,368)	13,483,731	(27,661,506)	282,821	(334,017)	1,103,086	(2,529,743)
Reinvested capital gains	18,480,518	10,059,693	18,439,810	8,801,114	78,188	26,767	1,822,125	1,019,044
Net increase (decrease) in contract owners' equity resulting from operations	33,179,525	(19,413,673)	30,224,163	(18,125,379)	374,005	(294,824)	2,928,756	(994,930)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,013,852	1,696,885	4,812,964	7,690,165	101,417	474,053	352,819	608,804
Transfers between funds	(3,242,625)	(1,050,648)	(3,479,061)	(3,763,801)	(17,173)	17,908	65,773	(543,012)
Redemptions (notes 2, 3 and 4)	(13,885,861)	(16,471,108)	(10,604,024)	(9,339,435)	(44,667)	(78,160)	(1,605,426)	(1,410,721)
Adjustments to maintain reserves	32	45	(16)	14	3	(21)	(105)	(19)
Net equity transactions	(16,114,602)	(15,824,827)	(9,270,137)	(5,413,057)	39,580	413,780	(1,186,939)	(1,344,947)
Net change in contract owners' equity	17,064,923	(35,238,500)	20,954,026	(23,538,436)	413,585	118,956	1,741,817	(2,339,877)
Contract owners' equity beginning of period	116,165,759	151,404,259	105,540,120	129,078,556	1,308,781	1,189,825	9,995,558	12,335,435
Contract owners' equity end of period	$133,230,682	116,165,759	126,494,146	105,540,120	1,722,366	1,308,781	11,737,375	9,995,558
CHANGES IN UNITS:
Beginning units	1,827,157	2,024,915	3,193,358	3,336,860	121,300	88,438	569,239	637,656
Units purchased	25,866	60,087	489,662	443,100	16,324	51,192	41,011	40,703
Units redeemed	(247,017)	(257,845)	(719,851)	(586,602)	(12,921)	(18,330)	(97,356)	(109,120)
Ending units	1,606,006	1,827,157	2,963,169	3,193,358	124,703	121,300	512,894	569,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGIS		OVSC		OVSCS		OVAG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,322,494)	(1,216,967)	(61,329)	(71,430)	(1,517,736)	(1,571,298)	(145,240)	(142,437)
Realized gain (loss) on investments	13,057,985	14,152,486	(244,991)	(15,876)	(1,306,249)	(1,245,031)	245,559	580,409
Change in unrealized gain (loss) on investments	5,536,661	(46,764,919)	954,808	(1,499,692)	14,523,402	(22,354,105)	1,844,169	(2,599,000)
Reinvested capital gains	29,929,637	17,245,711	531,307	865,361	9,136,201	13,175,756	1,343,579	1,500,650
Net increase (decrease) in contract owners' equity resulting from operations	47,201,789	(16,583,689)	1,179,795	(721,637)	20,835,618	(11,994,678)	3,288,067	(660,378)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,259,912	5,835,507	170,919	79,127	4,228,781	5,740,525	152,929	220,764
Transfers between funds	(3,146,731)	(9,347,181)	(407,718)	(300,991)	1,041,515	(2,042,537)	710,234	(157,969)
Redemptions (notes 2, 3 and 4)	(21,175,795)	(21,716,831)	(1,267,711)	(637,765)	(9,030,954)	(8,901,780)	(1,018,964)	(1,006,635)
Adjustments to maintain reserves	(255)	136	(31)	(6)	36	(44)	(93)	6
Net equity transactions	(20,062,869)	(25,228,370)	(1,504,541)	(859,635)	(3,760,622)	(5,203,836)	(155,894)	(943,834)
Net change in contract owners' equity	27,138,920	(41,812,059)	(324,746)	(1,581,272)	17,074,996	(17,198,514)	3,132,173	(1,604,212)
Contract owners' equity beginning of period	161,824,893	203,636,952	5,425,984	7,007,256	85,460,837	102,659,351	8,978,421	10,582,633
Contract owners' equity end of period	$188,963,813	161,824,893	5,101,238	5,425,984	102,535,833	85,460,837	12,110,594	8,978,421
CHANGES IN UNITS:
Beginning units	6,094,730	6,939,343	294,895	337,046	2,344,905	2,482,580	831,417	908,156
Units purchased	730,785	445,849	16,690	45,468	298,240	428,624	138,718	63,858
Units redeemed	(1,331,038)	(1,290,462)	(89,649)	(87,619)	(377,516)	(566,299)	(154,784)	(140,597)
Ending units	5,494,477	6,094,730	221,936	294,895	2,265,629	2,344,905	815,351	831,417

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVSB		OVSBS		WRPMCV		WRPMAV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$38,091	61,368	118,248	222,617	21,636	7,793	136,298	81,390
Realized gain (loss) on investments	(7,696)	(44,845)	(121,219)	(148,547)	382	20,140	(43,052)	25,355
Change in unrealized gain (loss) on investments	107,139	(110,652)	544,338	(515,221)	130,238	(130,052)	620,476	(795,877)
Reinvested capital gains	-	-	-	-	76,704	50,555	507,353	293,958
Net increase (decrease) in contract owners' equity resulting from operations	137,534	(94,129)	541,367	(441,151)	228,960	(51,564)	1,221,075	(395,174)
Equity transactions:
Purchase payments received from contract owners (note 4)	95,229	83,835	41,922	75,235	-	-	151,800	74,658
Transfers between funds	216,963	(105,695)	(43,837)	(258,510)	6,188	(631)	(3,167)	(80,100)
Redemptions (notes 2, 3 and 4)	(178,075)	(229,984)	(930,178)	(1,018,465)	(71,757)	(397,628)	(3,428,075)	(2,290,065)
Adjustments to maintain reserves	(32)	1	(173)	43	(15)	5	-	(9)
Net equity transactions	134,085	(251,843)	(932,266)	(1,201,697)	(65,584)	(398,254)	(3,279,442)	(2,295,516)
Net change in contract owners' equity	271,619	(345,972)	(390,899)	(1,642,848)	163,376	(449,818)	(2,058,367)	(2,690,690)
Contract owners' equity beginning of period	1,425,090	1,771,062	6,361,443	8,004,291	1,619,392	2,069,210	7,577,401	10,268,091
Contract owners' equity end of period	$1,696,709	1,425,090	5,970,544	6,361,443	1,782,768	1,619,392	5,519,034	7,577,401
CHANGES IN UNITS:
Beginning units	139,910	163,993	639,787	756,811	138,108	170,612	614,350	789,280
Units purchased	31,913	15,646	30,231	31,587	504	325	11,310	5,871
Units redeemed	(19,767)	(39,729)	(119,922)	(148,611)	(5,720)	(32,829)	(248,849)	(180,801)
Ending units	152,056	139,910	550,096	639,787	132,892	138,108	376,811	614,350

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMMV		WRASP		WRENG		WRHIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$71,271	26,760	545,123	122,217	(24)	(3)	3,908,145	4,217,937
Realized gain (loss) on investments	31,444	21,842	(9,101,876)	(7,524,308)	(489)	(1)	270,893	(1,097,886)
Change in unrealized gain (loss) on investments	456,762	(452,548)	29,568,535	(9,570,805)	237	(1,228)	2,905,154	(6,155,057)
Reinvested capital gains	240,599	163,461	5,896,850	6,396,890	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	800,076	(240,485)	26,908,632	(10,576,006)	(276)	(1,232)	7,084,192	(3,035,006)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,910	28,992	1,843,172	1,775,918	7,405	3,575	981,568	1,504,914
Transfers between funds	(90,775)	504,721	(7,931,893)	(7,317,215)	1,391	-	(6,679,649)	(3,313,337)
Redemptions (notes 2, 3 and 4)	(976,595)	(613,874)	(12,631,736)	(16,758,070)	(999)	-	(7,467,747)	(8,645,460)
Adjustments to maintain reserves	(7)	2	371	39	(3)	-	(516)	98
Net equity transactions	(955,467)	(80,158)	(18,720,086)	(22,299,327)	7,794	3,575	(13,166,344)	(10,453,786)
Net change in contract owners' equity	(155,391)	(320,643)	8,188,546	(32,875,333)	7,518	2,343	(6,082,152)	(13,488,792)
Contract owners' equity beginning of period	5,159,747	5,480,390	143,621,869	176,497,202	2,343	-	79,155,763	92,644,555
Contract owners' equity end of period	$5,004,356	5,159,747	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763
CHANGES IN UNITS:
Beginning units	427,741	434,074	9,932,830	11,348,594	372	-	6,336,517	7,155,562
Units purchased	8,211	40,929	234,010	308,291	1,301	372	538,582	785,301
Units redeemed	(80,270)	(47,262)	(1,396,912)	(1,724,055)	(154)	-	(1,532,647)	(1,604,346)
Ending units	355,682	427,741	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRMCG		WRPAP		WRPCP		WRPMP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,784,952)	(1,567,337)	533	291	21,589	8,863	516,479	260,117
Realized gain (loss) on investments	4,210,081	5,039,455	(809)	(15)	6,255	9,672	(582,073)	(81,437)
Change in unrealized gain (loss) on investments	12,048,222	(9,582,595)	1,648	(2,801)	77,498	(87,365)	2,146,174	(2,336,047)
Reinvested capital gains	17,779,311	4,343,117	1,981	1,139	66,515	44,318	1,885,863	1,184,757
Net increase (decrease) in contract owners' equity resulting from operations	32,252,662	(1,767,360)	3,353	(1,386)	171,857	(24,512)	3,966,443	(972,610)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,040,686	10,295,153	-	-	-	-	74,760	369,407
Transfers between funds	3,740,928	6,432,941	(13,372)	12,573	1,301,233	(170,204)	(157,784)	(263,152)
Redemptions (notes 2, 3 and 4)	(8,600,270)	(6,870,793)	-	-	(1,649,787)	(330,219)	(5,033,405)	(3,917,850)
Adjustments to maintain reserves	64	(47)	(9)	4	3	(10)	(23)	14
Net equity transactions	7,181,408	9,857,254	(13,381)	12,577	(348,551)	(500,433)	(5,116,452)	(3,811,581)
Net change in contract owners' equity	39,434,070	8,089,894	(10,028)	11,191	(176,694)	(524,945)	(1,150,009)	(4,784,191)
Contract owners' equity beginning of period	89,351,754	81,261,860	20,024	8,833	1,286,585	1,811,530	23,045,587	27,829,778
Contract owners' equity end of period	$128,785,824	89,351,754	9,996	20,024	1,109,891	1,286,585	21,895,578	23,045,587
CHANGES IN UNITS:
Beginning units	5,510,204	4,933,082	1,382	584	85,500	117,558	1,360,385	1,572,218
Units purchased	2,383,800	2,660,600	8	814	79,101	15,489	11,191	20,666
Units redeemed	(2,046,106)	(2,083,478)	(823)	(16)	(100,065)	(47,547)	(281,452)	(232,499)
Ending units	5,847,898	5,510,204	567	1,382	64,536	85,500	1,090,124	1,360,385

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMAP		WRPMCP		JPICB2		JPMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,051,536	650,976	96,857	50,321	(1,339)	-	34,399	(48,570)
Realized gain (loss) on investments	(1,314,170)	201,795	(47,956)	(49,633)	2	-	118,786	338,017
Change in unrealized gain (loss) on investments	4,530,873	(5,387,007)	378,811	(351,321)	(2,261)	-	1,561,087	(2,111,734)
Reinvested capital gains	4,189,120	2,340,445	324,288	228,578	-	-	762,979	214,170
Net increase (decrease) in contract owners' equity resulting from operations	8,457,359	(2,193,791)	752,000	(122,055)	(3,598)	-	2,477,251	(1,608,117)
Equity transactions:
Purchase payments received from contract owners (note 4)	715,612	1,037,801	21,300	-	1,291,910	-	158,614	204,186
Transfers between funds	(1,136,978)	413,248	78	(201,109)	25,410	-	(446,346)	(756,165)
Redemptions (notes 2, 3 and 4)	(8,881,496)	(6,024,848)	(328,605)	(1,530,150)	(839)	-	(1,407,157)	(1,960,511)
Adjustments to maintain reserves	4	1	(13)	(11)	5	-	(40)	(3)
Net equity transactions	(9,302,858)	(4,573,797)	(307,240)	(1,731,270)	1,316,486	-	(1,694,929)	(2,512,493)
Net change in contract owners' equity	(845,499)	(6,767,588)	444,760	(1,853,325)	1,312,888	-	782,322	(4,120,610)
Contract owners' equity beginning of period	43,489,258	50,256,846	4,708,783	6,562,108	-	-	10,479,437	14,600,047
Contract owners' equity end of period	$42,643,759	43,489,258	5,153,543	4,708,783	1,312,888	-	11,261,759	10,479,437
CHANGES IN UNITS:
Beginning units	2,422,804	2,657,314	292,690	395,400	-	-	387,327	469,253
Units purchased	36,363	88,990	1,239	11	131,934	-	15,773	12,164
Units redeemed	(494,396)	(323,500)	(18,670)	(102,721)	(84)	-	(70,486)	(94,090)
Ending units	1,964,771	2,422,804	275,259	292,690	131,850	-	332,614	387,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JABS		JAMGS		JAFBS		JACAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$44,938	53,803	(8,366)	(4,144)	875,472	742,849	(1,936,068)	(352,311)
Realized gain (loss) on investments	645,292	425,373	119,527	12,719	(189,654)	(139,264)	1,789,884	710,265
Change in unrealized gain (loss) on investments	926,686	(808,909)	359,970	(191,274)	3,935,450	(2,208,007)	28,255,755	(16,594,783)
Reinvested capital gains	277,055	261,634	130,202	84,734	-	-	11,323,419	18,286,925
Net increase (decrease) in contract owners’ equity resulting from operations	1,893,971	(68,099)	601,333	(97,965)	4,621,268	(1,604,422)	39,432,990	2,050,096
Equity transactions:
Purchase payments received from contract owners (note 4)	82,433	842,240	169,763	491,829	6,332,029	6,836,940	1,252,423	1,107,548
Transfers between funds	(45,485)	(585,948)	(436,341)	733,737	(3,047,781)	5,895,837	(5,520,557)	(9,623,072)
Redemptions (notes 2, 3 and 4)	(1,711,649)	(769,091)	(82,461)	(29,003)	(4,899,163)	(3,015,106)	(13,883,996)	(13,737,453)
Adjustments to maintain reserves	(50)	115	(21)	(6)	(258)	(35)	(119)	(114)
Net equity transactions	(1,674,751)	(512,684)	(349,060)	1,196,557	(1,615,173)	9,717,636	(18,152,249)	(22,253,090)
Net change in contract owners’ equity	219,220	(580,783)	252,273	1,098,592	3,006,095	8,113,214	21,280,741	(20,202,994)
Contract owners’ equity beginning of period	9,580,583	10,161,366	1,800,769	702,177	64,168,533	56,055,319	117,387,482	137,590,476
Contract owners’ equity end of period	$9,799,803	9,580,583	2,053,042	1,800,769	67,174,628	64,168,533	138,668,223	117,387,482
CHANGES IN UNITS:
Beginning units	395,535	366,508	91,628	35,322	6,585,369	5,597,484	3,720,030	4,346,116
Units purchased	21,451	90,757	14,709	60,265	1,366,207	1,706,385	347,517	241,970
Units redeemed	(103,462)	(61,730)	(28,683)	(3,959)	(1,550,946)	(718,500)	(770,840)	(868,056)
Ending units	313,524	395,535	77,654	91,628	6,400,630	6,585,369	3,296,707	3,720,030

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAGTS		JAIGS		LZREMS		LOVTRC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,736,316)	(714,431)	125,703	72,540	(307,059)	140,375	686,598	750,454
Realized gain (loss) on investments	9,718,366	16,505,654	(1,752,298)	(1,833,508)	1,013,804	1,184,685	(145,115)	(76,499)
Change in unrealized gain (loss) on investments	33,319,039	(22,197,486)	9,455,308	(5,139,049)	5,913,644	(11,710,029)	2,429,740	(1,344,164)
Reinvested capital gains	9,940,454	4,567,351	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	51,241,543	(1,838,912)	7,828,713	(6,900,017)	6,620,389	(10,384,969)	2,971,223	(670,209)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,924,218	14,456,231	859,879	615,333	3,218,402	7,111,034	10,002,199	8,905,172
Transfers between funds	1,670,886	(1,077,187)	(1,238,914)	(590,198)	(4,392,514)	561,897	1,946,235	5,238,904
Redemptions (notes 2, 3 and 4)	(12,563,380)	(11,223,476)	(4,154,154)	(5,222,848)	(2,786,834)	(3,198,395)	(2,526,557)	(1,806,756)
Adjustments to maintain reserves	(350)	(78)	(584)	102	(54)	79	(206)	(9)
Net equity transactions	1,031,374	2,155,491	(4,533,773)	(5,197,610)	(3,961,000)	4,474,615	9,421,671	12,337,311
Net change in contract owners’ equity	52,272,917	316,579	3,294,940	(12,097,627)	2,659,389	(5,910,354)	12,392,894	11,667,102
Contract owners’ equity beginning of period	122,989,540	122,672,961	33,459,497	45,557,124	42,606,559	48,516,913	38,813,179	27,146,077
Contract owners’ equity end of period	$175,262,457	122,989,540	36,754,437	33,459,497	45,265,948	42,606,559	51,206,073	38,813,179
CHANGES IN UNITS:
Beginning units	6,599,469	6,516,353	1,925,759	2,189,258	4,904,233	4,480,686	3,894,839	2,660,651
Units purchased	1,905,843	3,520,812	93,569	198,393	610,791	1,502,317	1,853,655	1,578,184
Units redeemed	(1,842,861)	(3,437,696)	(317,291)	(461,892)	(1,039,617)	(1,078,770)	(942,274)	(343,996)
Ending units	6,662,451	6,599,469	1,702,037	1,925,759	4,475,407	4,904,233	4,806,220	3,894,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LOVSDC		MNCPS2		M2IGSS		MNDSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,865	1,087	396	93	(73,657)	(69,714)	(807,203)	(646,479)
Realized gain (loss) on investments	3	-	(50)	(4)	178,383	82,259	1,536,946	1,821,170
Change in unrealized gain (loss) on investments	236	(957)	3,665	(3,957)	1,364,961	(378,897)	5,024,982	(9,219,737)
Reinvested capital gains	-	-	7,170	409	504,007	356,282	10,070,543	6,094,876
Net increase (decrease) in contract owners’ equity resulting from operations	2,104	130	11,181	(3,459)	1,973,694	(10,070)	15,825,268	(1,950,170)
Equity transactions:
Purchase payments received from contract owners (note 4)	223,978	33,201	-	45,070	35,807	25,083	6,666,931	4,991,449
Transfers between funds	(188)	-	40,526	279	198,072	(87,458)	10,310,133	(890,191)
Redemptions (notes 2, 3 and 4)	-	-	(8,149)	-	(804,224)	(724,027)	(3,174,303)	(2,836,717)
Adjustments to maintain reserves	3	2	(5)	(2)	(102)	28	(590)	66
Net equity transactions	223,793	33,203	32,372	45,347	(570,447)	(786,373)	13,802,171	1,264,607
Net change in contract owners’ equity	225,897	33,333	43,553	41,888	1,403,247	(796,443)	29,627,439	(685,563)
Contract owners’ equity beginning of period	33,333	-	41,888	-	5,420,401	6,216,844	37,462,273	38,147,836
Contract owners’ equity end of period	$259,230	33,333	85,441	41,888	6,823,648	5,420,401	67,089,712	37,462,273
CHANGES IN UNITS:
Beginning units	3,299	-	4,444	-	427,471	485,616	2,337,791	2,308,380
Units purchased	21,228	3,299	4,895	4,444	45,130	16,552	1,377,116	1,026,552
Units redeemed	(18)	-	(1,881)	-	(80,896)	(74,697)	(702,876)	(997,141)
Ending units	24,509	3,299	7,458	4,444	391,705	427,471	3,012,031	2,337,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MVUSC		MVFSC		MVIGSC		MVIVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,463	428	1,237,163	(983,535)	(2,307)	-	(218,124)	(1,840,855)
Realized gain (loss) on investments	(584)	(6,450)	22,306,709	22,357,608	(71,288)	-	11,947,954	11,909,540
Change in unrealized gain (loss) on investments	35,777	4,819	48,996,359	(94,048,066)	143,263	-	39,939,427	(45,275,409)
Reinvested capital gains	597	631	16,506,174	27,076,633	73,166	-	8,743,532	3,237,821
Net increase (decrease) in contract owners’ equity resulting from operations	42,253	(572)	89,046,405	(45,597,360)	142,834	-	60,412,789	(31,968,903)
Equity transactions:
Purchase payments received from contract owners (note 4)	21,497	22,936	12,745,448	14,074,260	1,099,271	-	14,537,403	21,495,931
Transfers between funds	(3,371)	(20,076)	(18,162,451)	(12,387,611)	1,027,150	-	(8,476,016)	(8,015,350)
Redemptions (notes 2, 3 and 4)	(15,726)	(11,784)	(39,061,512)	(39,131,521)	(7,883)	-	(23,623,162)	(22,248,536)
Adjustments to maintain reserves	(4)	(3)	(22)	(44)	(10)	-	(112)	10
Net equity transactions	2,396	(8,927)	(44,478,537)	(37,444,916)	2,118,528	-	(17,561,887)	(8,767,945)
Net change in contract owners’ equity	44,649	(9,499)	44,567,868	(83,042,276)	2,261,362	-	42,850,902	(40,736,848)
Contract owners’ equity beginning of period	173,720	183,219	339,521,280	422,563,556	-	-	258,673,099	299,409,947
Contract owners’ equity end of period	$218,369	173,720	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099
CHANGES IN UNITS:
Beginning units	13,773	14,544	11,370,541	12,465,206	-	-	14,677,349	15,131,602
Units purchased	2,243	2,287	950,608	1,104,115	210,688	-	1,689,587	2,250,294
Units redeemed	(2,092)	(3,058)	(2,228,789)	(2,198,780)	(2,146)	-	(2,556,407)	(2,704,547)
Ending units	13,924	13,773	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MGRFV		MSGI2		MSVFI		MSVF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$50	-	120,184	133,601	80,456	25,831	236,703	80,684
Realized gain (loss) on investments	16	-	33,076	(70,194)	145,967	785	101,484	71,349
Change in unrealized gain (loss) on investments	(104)	-	2,064,805	(1,671,137)	37,185	(70,753)	505,217	(399,355)
Reinvested capital gains	293	-	569,931	437,769	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	255	-	2,787,996	(1,169,961)	263,608	(44,137)	843,404	(247,322)
Equity transactions:
Purchase payments received from contract owners (note 4)	7,405	-	683,130	1,891,516	5,787	26,216	46,328	115,623
Transfers between funds	-	-	(407,403)	(1,842,625)	1,179,426	509,064	1,065,040	160,625
Redemptions (notes 2, 3 and 4)	(1,090)	-	(1,009,266)	(961,684)	(1,344,722)	(294,732)	(807,800)	(1,175,421)
Adjustments to maintain reserves	2	-	(186)	22	4	(27)	(104)	43
Net equity transactions	6,317	-	(733,725)	(912,771)	(159,505)	240,520	303,464	(899,130)
Net change in contract owners’ equity	6,572	-	2,054,271	(2,082,732)	104,103	196,383	1,146,868	(1,146,452)
Contract owners’ equity beginning of period	-	-	11,151,713	13,234,445	2,632,917	2,436,534	9,401,149	10,547,601
Contract owners’ equity end of period	$6,572	-	13,205,984	11,151,713	2,737,020	2,632,917	10,548,017	9,401,149
CHANGES IN UNITS:
Beginning units	-	-	1,195,515	1,286,043	190,500	172,681	694,470	759,666
Units purchased	673	-	254,809	389,874	199,658	66,440	139,530	59,537
Units redeemed	(98)	-	(325,267)	(480,402)	(209,068)	(48,621)	(119,139)	(124,733)
Ending units	575	-	1,125,057	1,195,515	181,090	190,500	714,861	694,470

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSEM		MSEMB		VKVGR2		MSVRE
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$53,510	66,438	24,528	30,202	5,819	6,157	78	342
Realized gain (loss) on investments	16,430	7,084	(5,503)	(17,110)	1,397	1,138	1,073	2,357
Change in unrealized gain (loss) on investments	90,421	(204,563)	50,369	(64,719)	32,086	(35,038)	1,093	(4,917)
Reinvested capital gains	-	-	-	-	18,368	-	698	-
Net increase (decrease) in contract owners’ equity resulting from operations	160,361	(131,041)	69,394	(51,627)	57,670	(27,743)	2,942	(2,218)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	6	-	26,618	-	174,183	1,166	13
Transfers between funds	(7,023)	(111,322)	(17,327)	14,639	(17,885)	13,759	(110)	-
Redemptions (notes 2, 3 and 4)	(150,100)	(197,645)	(22,162)	(143,283)	(56,234)	(18,089)	(2,539)	(6,739)
Adjustments to maintain reserves	(171)	(29)	(13)	18	(15)	(10)	10	(26)
Net equity transactions	(157,294)	(308,990)	(39,502)	(102,008)	(74,134)	169,842	(1,473)	(6,752)
Net change in contract owners’ equity	3,067	(440,031)	29,892	(153,635)	(16,464)	142,099	1,469	(8,970)
Contract owners’ equity beginning of period	1,306,054	1,746,085	545,549	699,184	358,146	216,047	17,735	26,705
Contract owners’ equity end of period	$1,309,121	1,306,054	575,441	545,549	341,682	358,146	19,204	17,735
CHANGES IN UNITS:
Beginning units	47,440	58,179	36,142	43,423	34,671	18,964	-	-
Units purchased	-	2	707	4,757	1,656	19,889	-	-
Units redeemed	(5,270)	(10,741)	(3,423)	(12,038)	(8,042)	(4,182)	-	-
Ending units	42,170	47,440	33,426	36,142	28,285	34,671	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSVREB		NVFIII		GBF		MSBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6	28	14,292	-	1,352,093	1,228,304	7,298,103	2,986,268
Realized gain (loss) on investments	154	144	7,491	-	(1,752,774)	(2,864,077)	(1,681,671)	1,002,293
Change in unrealized gain (loss) on investments	82	(380)	(27,293)	-	8,743,038	(1,525,061)	10,826,728	(13,464,332)
Reinvested capital gains	76	-	13,352	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	318	(208)	7,842	-	8,342,357	(3,160,834)	16,443,160	(9,475,771)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,851,158	-	7,994,738	4,179,981	6,234,614	10,527,790
Transfers between funds	-	-	681,205	-	(19,158,184)	16,080,637	(12,912,928)	11,336,763
Redemptions (notes 2, 3 and 4)	(529)	(519)	(16,579)	-	(20,792,907)	(24,275,240)	(22,550,176)	(23,177,041)
Adjustments to maintain reserves	3	(2)	(8)	-	121	(200)	(31)	6
Net equity transactions	(526)	(521)	2,515,776	-	(31,956,232)	(4,014,821)	(29,228,521)	(1,312,482)
Net change in contract owners’ equity	(208)	(729)	2,523,618	-	(23,613,875)	(7,175,655)	(12,785,361)	(10,788,253)
Contract owners’ equity beginning of period	1,954	2,683	-	-	195,170,715	202,346,370	233,968,525	244,756,778
Contract owners’ equity end of period	$1,746	1,954	2,523,618	-	171,556,840	195,170,715	221,183,164	233,968,525
CHANGES IN UNITS:
Beginning units	-	-	-	-	12,354,850	12,420,978	14,307,465	14,471,179
Units purchased	-	-	271,007	-	3,451,796	2,369,782	2,249,622	2,839,000
Units redeemed	-	-	(29,837)	-	(5,850,164)	(2,435,910)	(4,031,048)	(3,002,714)
Ending units	-	-	241,170	-	9,956,482	12,354,850	12,526,039	14,307,465

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	HIBF		GVABD2		NVLCP2		NVCBD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,294,350	2,576,044	14,904,337	26,699,593	939,828	644,277	62,653	51,543
Realized gain (loss) on investments	756,609	1,147,091	16,390,010	11,017,167	(170,679)	(360,233)	34,669	(53,375)
Change in unrealized gain (loss) on investments	4,154,130	(6,560,887)	185,482,176	(122,145,281)	4,336,645	(2,378,195)	127,782	(63,452)
Reinvested capital gains	-	-	10,825,818	11,124,343	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	7,205,089	(2,837,752)	227,602,341	(73,304,178)	5,105,794	(2,094,151)	225,104	(65,284)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,258,282	1,745,535	427,959,519	356,371,879	3,300,519	3,303,665	65,057	58,876
Transfers between funds	(1,132,309)	(792,921)	(73,636,390)	163,461,571	(1,996,454)	2,295,557	612,256	(144,057)
Redemptions (notes 2, 3 and 4)	(6,808,875)	(6,705,401)	(251,774,918)	(223,934,700)	(6,863,433)	(5,936,527)	(198,727)	(364,796)
Adjustments to maintain reserves	88	623	61	(666)	(504)	83	(31)	9
Net equity transactions	(5,682,814)	(5,752,164)	102,548,272	295,898,085	(5,559,872)	(337,222)	478,555	(449,967)
Net change in contract owners' equity	1,522,275	(8,589,916)	330,150,613	222,593,907	(454,078)	(2,431,373)	703,659	(515,251)
Contract owners' equity beginning of period	57,039,035	65,628,951	3,031,954,547	2,809,360,640	67,730,295	70,161,668	2,948,079	3,463,330
Contract owners' equity end of period	$58,561,310	57,039,035	3,362,105,160	3,031,954,547	67,276,217	67,730,295	3,651,738	2,948,079
CHANGES IN UNITS:
Beginning units	2,634,670	2,895,079	264,067,144	239,086,312	5,180,632	5,222,094	228,067	263,219
Units purchased	463,856	574,421	50,899,640	54,073,953	924,883	782,698	105,303	44,577
Units redeemed	(698,640)	(834,830)	(43,145,709)	(29,093,121)	(1,347,153)	(824,160)	(70,702)	(79,729)
Ending units	2,399,886	2,634,670	271,821,075	264,067,144	4,758,362	5,180,632	262,668	228,067

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVCBD2		NVSTB2		NVBX		SAM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,260,406	1,231,606	1,032,187	1,026,385	18,675	4,058	1,468,501	(550,222)
Realized gain (loss) on investments	(94,822)	(1,314,436)	(1,003,869)	(483,151)	77	(1)	-	-
Change in unrealized gain (loss) on investments	5,316,997	(2,213,320)	3,587,210	(1,590,281)	696	(2,192)	-	-
Reinvested capital gains	-	-	-	-	-	91	-	5,172
Net increase (decrease) in contract owners' equity resulting from operations	6,482,581	(2,296,150)	3,615,528	(1,047,047)	19,448	1,956	1,468,501	(545,050)
Equity transactions:
Purchase payments received from contract owners (note 4)	6,971,388	5,024,871	14,025,257	6,681,290	691,556	169,109	134,678,359	129,238,041
Transfers between funds	4,659,914	(1,026,882)	(14,198,213)	27,406,828	-	1,665	268,169,188	318,806,374
Redemptions (notes 2, 3 and 4)	(9,915,998)	(10,465,861)	(16,384,941)	(12,547,140)	-	-	(465,764,138)	(400,116,693)
Adjustments to maintain reserves	21	210	(36)	21	(2)	(3)	6,117	(521)
Net equity transactions	1,715,325	(6,467,662)	(16,557,933)	21,541,000	691,554	170,771	(62,910,474)	47,927,201
Net change in contract owners' equity	8,197,906	(8,763,812)	(12,942,405)	20,493,953	711,002	172,727	(61,441,973)	47,382,151
Contract owners' equity beginning of period	91,111,595	99,875,407	160,933,701	140,439,748	172,727	-	565,631,666	518,249,515
Contract owners' equity end of period	$99,309,501	91,111,595	147,991,296	160,933,701	883,729	172,727	504,189,693	565,631,666
CHANGES IN UNITS:
Beginning units	7,366,376	7,919,555	15,840,601	13,652,889	16,971	-	48,439,904	45,584,470
Units purchased	2,165,714	1,624,715	4,361,340	4,961,211	63,430	16,971	59,343,695	59,924,879
Units redeemed	(2,043,138)	(2,177,894)	(6,090,291)	(2,773,499)	-	-	(64,521,501)	(57,069,445)
Ending units	7,488,952	7,366,376	14,111,650	15,840,601	80,401	16,971	43,262,098	48,439,904

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVGEII		NJMMA2		NJNDE2		NVMGA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,125	-	(50)	-	202	-	(2,339,087)	(1,201,840)
Realized gain (loss) on investments	3,526	-	13	-	33	-	572,631	1,150,403
Change in unrealized gain (loss) on investments	134,296	-	6,190	-	24,111	-	29,595,239	(33,537,835)
Reinvested capital gains	11,026	-	-	-	-	-	6,911,023	8,817,829
Net increase (decrease) in contract owners' equity resulting from operations	150,973	-	6,153	-	24,346	-	34,739,806	(24,771,443)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,649,815	-	1,014,914	-	660,362	-	42,591,448	57,061,800
Transfers between funds	419,121	-	1,323	-	-	-	890,491	3,854,292
Redemptions (notes 2, 3 and 4)	(1,715)	-	(812)	-	(814)	-	(10,715,517)	(7,996,785)
Adjustments to maintain reserves	20	-	11	-	3	-	(214)	(3)
Net equity transactions	2,067,241	-	1,015,436	-	659,551	-	32,766,208	52,919,304
Net change in contract owners' equity	2,218,214	-	1,021,589	-	683,897	-	67,506,014	28,147,861
Contract owners' equity beginning of period	-	-	-	-	-	-	244,394,241	216,246,380
Contract owners' equity end of period	$2,218,214	-	1,021,589	-	683,897	-	311,900,255	244,394,241
CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	24,609,072	19,669,396
Units purchased	207,401	-	101,362	-	62,448	-	4,764,898	6,675,085
Units redeemed	(1,460)	-	(81)	-	(77)	-	(1,682,473)	(1,735,409)
Ending units	205,941	-	101,281	-	62,371	-	27,691,497	24,609,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMGI2		NVMLG1		NVMLG2		NVMLV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,230,846	(788,253)	233,225	(100,229)	2,596,948	(1,914,690)	627,463	2,575
Realized gain (loss) on investments	909,398	2,471,246	(18,929)	173,831	(21,367)	13,514,395	(104,926)	(139,869)
Change in unrealized gain (loss) on investments	58,109,471	(30,426,570)	848,581	(1,824,827)	11,102,949	(32,276,222)	(84,902)	(663,929)
Reinvested capital gains	18,700,573	13,014,492	1,203,772	1,390,182	14,974,105	17,065,652	246,664	352,256
Net increase (decrease) in contract owners' equity resulting from operations	78,950,288	(15,729,085)	2,266,649	(361,043)	28,652,635	(3,610,865)	684,299	(448,967)
Equity transactions:
Purchase payments received from contract owners (note 4)	122,032,180	110,106,771	106,871	114,658	4,701,138	6,943,391	53,182	83,846
Transfers between funds	(564,094)	(16,132,054)	(488,443)	181,883	(7,142,025)	(4,939,358)	(307,830)	(237,913)
Redemptions (notes 2, 3 and 4)	(17,792,111)	(11,438,019)	(1,062,688)	(1,124,412)	(11,174,867)	(14,356,201)	(398,783)	(646,605)
Adjustments to maintain reserves	(353)	47	454	(41)	56	(51)	(3,163)	7
Net equity transactions	103,675,622	82,536,745	(1,443,806)	(827,912)	(13,615,698)	(12,352,220)	(656,594)	(800,665)
Net change in contract owners' equity	182,625,910	66,807,660	822,843	(1,188,955)	15,036,937	(15,963,085)	27,705	(1,249,632)
Contract owners' equity beginning of period	336,470,615	269,662,955	8,362,113	9,551,068	105,120,440	121,083,525	3,047,188	4,296,820
Contract owners' equity end of period	$519,096,525	336,470,615	9,184,956	8,362,113	120,157,377	105,120,440	3,074,893	3,047,188
CHANGES IN UNITS:
Beginning units	26,846,222	20,695,623	448,327	489,827	5,938,578	6,516,758	171,784	211,341
Units purchased	10,292,329	8,793,408	28,424	44,946	818,452	2,014,662	16,093	19,431
Units redeemed	(2,756,352)	(2,642,809)	(94,665)	(86,446)	(1,463,291)	(2,592,842)	(47,819)	(58,988)
Ending units	34,382,199	26,846,222	382,086	448,327	5,293,739	5,938,578	140,058	171,784

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMLV2		NVMMG1		NVMMG2		NVMIG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$16,019,792	(287,291)	(2,308,574)	(2,377,224)	(1,779,292)	(1,823,691)	(19,612)	(60,182)
Realized gain (loss) on investments	(1,428,375)	(2,164,067)	6,629,580	8,782,441	(5,070,783)	(874,162)	(388,170)	(189,533)
Change in unrealized gain (loss) on investments	(4,645,527)	(15,272,615)	2,119,857	(50,120,110)	10,786,045	(26,314,415)	4,700,681	(5,575,534)
Reinvested capital gains	5,625,297	7,707,695	44,016,105	31,816,800	29,545,635	21,485,657	1,343,193	1,725,469
Net increase (decrease) in contract owners' equity resulting from operations	15,571,187	(10,016,278)	50,456,968	(11,898,093)	33,481,605	(7,526,611)	5,636,092	(4,099,780)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,478,788	3,401,339	1,523,950	1,756,474	4,904,039	6,149,739	160,605	345,476
Transfers between funds	3,841,155	(8,910,389)	(1,867,508)	(2,592,938)	8,663,181	(17,322,361)	(252,156)	(49,932)
Redemptions (notes 2, 3 and 4)	(6,258,174)	(6,626,680)	(17,902,178)	(19,023,874)	(12,849,049)	(13,480,385)	(2,136,762)	(2,394,100)
Adjustments to maintain reserves	(192)	76	175	(24)	(20)	38	(967)	(124)
Net equity transactions	1,061,577	(12,135,654)	(18,245,561)	(19,860,361)	718,151	(24,652,970)	(2,229,280)	(2,098,680)
Net change in contract owners' equity	16,632,764	(22,151,932)	32,211,407	(31,758,454)	34,199,756	(32,179,581)	3,406,812	(6,198,460)
Contract owners' equity beginning of period	66,500,699	88,652,631	146,634,724	178,393,178	94,349,393	126,528,974	18,825,073	25,023,533
Contract owners' equity end of period	$83,133,463	66,500,699	178,846,131	146,634,724	128,549,149	94,349,393	22,231,885	18,825,073
CHANGES IN UNITS:
Beginning units	4,631,844	5,374,554	8,287,039	9,267,604	5,598,301	6,895,043	1,994,973	2,185,527
Units purchased	761,693	650,159	121,840	141,763	1,622,679	730,029	23,963	62,992
Units redeemed	(702,710)	(1,392,869)	(951,632)	(1,122,328)	(1,548,592)	(2,026,771)	(225,343)	(253,546)
Ending units	4,690,827	4,631,844	7,457,247	8,287,039	5,672,388	5,598,301	1,793,593	1,994,973

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMIG6		NVRE1		NVRE2		NVMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(552,693)	(444,844)	147,271	203,975	(41,059)	(7,647)	11,590	5,661
Realized gain (loss) on investments	3,727,688	4,790,751	(1,076,756)	(3,215,420)	(1,423,079)	(4,987,974)	(27,080)	16,783
Change in unrealized gain (loss) on investments	16,388,068	(31,597,507)	11,769,139	755,114	23,025,386	278,460	38,668	(231,171)
Reinvested capital gains	5,912,227	7,996,527	-	-	-	-	114,157	107,363
Net increase (decrease) in contract owners' equity resulting from operations	25,475,290	(19,255,073)	10,839,654	(2,256,331)	21,561,248	(4,717,161)	137,335	(101,364)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,124,069	1,420,141	519,095	514,254	2,999,734	2,015,422	(971)	240,673
Transfers between funds	(3,281,369)	4,067,078	(483,738)	(1,307,193)	5,008,440	(4,241,581)	(74,798)	(165,287)
Redemptions (notes 2, 3 and 4)	(10,939,256)	(12,620,392)	(4,960,873)	(5,097,870)	(9,565,206)	(8,213,034)	(39,389)	(23,655)
Adjustments to maintain reserves	(83)	(37)	(49)	(9)	(88)	112	3	3
Net equity transactions	(13,096,639)	(7,133,209)	(4,925,565)	(5,890,817)	(1,557,120)	(10,439,081)	(115,155)	51,735
Net change in contract owners' equity	12,378,651	(26,388,282)	5,914,089	(8,147,148)	20,004,128	(15,156,242)	22,180	(49,629)
Contract owners' equity beginning of period	86,197,305	112,585,587	38,923,199	47,070,347	77,652,300	92,808,542	626,375	676,004
Contract owners' equity end of period	$98,575,956	86,197,305	44,837,288	38,923,199	97,656,428	77,652,300	648,555	626,375
CHANGES IN UNITS:
Beginning units	8,452,066	9,061,611	2,737,930	3,139,271	5,777,988	6,517,308	40,741	37,926
Units purchased	666,371	1,108,055	88,471	76,251	1,213,815	421,196	274	15,527
Units redeemed	(1,733,774)	(1,717,600)	(381,437)	(477,592)	(1,320,260)	(1,160,516)	(6,807)	(12,712)
Ending units	7,384,663	8,452,066	2,444,964	2,737,930	5,671,543	5,777,988	34,208	40,741

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMMV2		NVNMO1		NVNMO2		NVNSR1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,787,439	(990,886)	(509,008)	(616,226)	(396,943)	(457,328)	(10,222)	(14,390)
Realized gain (loss) on investments	(6,544,540)	2,990,313	2,231,541	3,143,671	1,324,883	1,123,674	(81,247)	(31,900)
Change in unrealized gain (loss) on investments	9,982,958	(82,241,631)	9,171,508	(14,357,331)	5,204,244	(7,593,896)	339,592	(349,371)
Reinvested capital gains	40,213,968	44,244,288	5,862,075	7,763,536	3,343,833	4,380,874	200,511	233,530
Net increase (decrease) in contract owners' equity resulting from operations	45,439,825	(35,997,916)	16,756,116	(4,066,350)	9,476,017	(2,546,676)	448,634	(162,131)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,870,048	3,747,176	454,211	666,389	3,448,248	6,993,532	51,240	85,687
Transfers between funds	(3,325,488)	(6,630,827)	(809,560)	(603,524)	(1,228,082)	(3,935,410)	(52,964)	171,815
Redemptions (notes 2, 3 and 4)	(25,040,142)	(26,842,451)	(6,674,205)	(7,703,270)	(5,170,758)	(4,068,816)	(387,637)	(257,589)
Adjustments to maintain reserves	17	91	(60)	17	(432)	56	(42)	(3)
Net equity transactions	(25,495,565)	(29,726,010)	(7,029,614)	(7,640,387)	(2,951,024)	(1,010,638)	(389,403)	(90)
Net change in contract owners' equity	19,944,260	(65,723,926)	9,726,502	(11,706,737)	6,524,993	(3,557,314)	59,231	(162,221)
Contract owners' equity beginning of period	211,654,527	277,378,453	66,242,111	77,948,848	36,589,390	40,146,704	2,043,477	2,205,698
Contract owners' equity end of period	$231,598,787	211,654,527	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477
CHANGES IN UNITS:
Beginning units	11,449,717	12,848,908	3,929,899	4,345,281	2,256,041	2,319,444	115,207	115,638
Units purchased	424,367	366,691	36,440	55,527	403,190	786,281	5,377	25,482
Units redeemed	(1,613,121)	(1,765,882)	(400,441)	(470,909)	(556,352)	(849,684)	(25,267)	(25,913)
Ending units	10,260,963	11,449,717	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVNSR2		NVAMV1		NVAMV2		NVOLG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(845,151)	(1,105,715)	475,718	10,216	1,617,278	(542,399)	1,305,605	(2,230,873)
Realized gain (loss) on investments	6,641,110	7,426,223	485,656	1,013,724	(1,850,167)	4,380,443	9,742,258	12,723,825
Change in unrealized gain (loss) on investments	5,270,364	(24,473,148)	3,284,602	(7,833,295)	18,104,147	(33,380,021)	4,696,528	(51,686,756)
Reinvested capital gains	11,257,304	11,452,954	4,051,728	2,692,475	17,876,349	11,649,477	96,430,002	35,168,385
Net increase (decrease) in contract owners' equity resulting from operations	22,323,627	(6,699,686)	8,297,704	(4,116,880)	35,747,607	(17,892,500)	112,174,393	(6,025,419)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,957,837	2,043,461	444,447	514,837	4,942,210	6,939,343	2,982,662	4,342,458
Transfers between funds	(1,327,303)	(7,196,880)	(522,107)	(1,231,880)	(3,966,150)	(9,426,458)	(4,879,185)	(6,191,176)
Redemptions (notes 2, 3 and 4)	(11,423,659)	(14,264,912)	(4,626,335)	(4,836,390)	(14,934,465)	(16,881,810)	(38,541,417)	(41,127,366)
Adjustments to maintain reserves	(20)	19	124	(36)	76	(48)	981	(1,523)
Net equity transactions	(10,793,145)	(19,418,313)	(4,703,871)	(5,553,470)	(13,958,329)	(19,368,973)	(40,436,959)	(42,977,606)
Net change in contract owners' equity	11,530,482	(26,117,999)	3,593,833	(9,670,350)	21,789,278	(37,261,473)	71,737,434	(49,003,025)
Contract owners' equity beginning of period	93,668,001	119,786,000	34,913,126	44,583,476	148,522,167	185,783,640	327,755,997	376,759,022
Contract owners' equity end of period	$105,198,483	93,668,001	38,506,959	34,913,126	170,311,445	148,522,167	399,493,431	327,755,997
CHANGES IN UNITS:
Beginning units	5,445,148	6,457,892	1,423,536	1,625,882	6,265,951	6,997,342	11,104,064	12,431,015
Units purchased	980,238	211,598	28,916	33,188	500,673	529,765	144,812	207,414
Units redeemed	(1,499,733)	(1,224,342)	(199,428)	(235,534)	(1,011,270)	(1,261,156)	(1,273,572)	(1,534,365)
Ending units	4,925,653	5,445,148	1,253,024	1,423,536	5,755,354	6,265,951	9,975,304	11,104,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVOLG2		NVTIV3		DTRTFB		TRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,583)	(2,880,734)	1,708,201	815,950	163,109	68,502	(226,179)	(341,121)
Realized gain (loss) on investments	(4,385,492)	12,537,334	1,676,428	(186,177)	26,958	(3,290)	8,613,128	5,412,533
Change in unrealized gain (loss) on investments	16,051,245	(38,596,452)	(860,109)	(37,965,243)	103,335	(49,953)	16,498,962	(6,081,029)
Reinvested capital gains	68,289,238	25,233,914	16,421,785	2,154,399	-	-	5,358,500	-
Net increase (decrease) in contract owners' equity resulting from operations	79,945,408	(3,705,938)	18,946,305	(35,181,071)	293,402	15,259	30,244,411	(1,009,617)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,039,861	7,252,168	4,078,392	4,880,709	1,487,721	1,075,810	1,145,526	1,467,516
Transfers between funds	13,754,398	(26,081,798)	14,144,987	9,391,728	3,869,032	2,252,750	(1,289,921)	(551,911)
Redemptions (notes 2, 3 and 4)	(25,391,347)	(28,892,188)	(18,641,037)	(22,033,592)	(216,231)	(38,637)	(12,583,393)	(14,905,018)
Adjustments to maintain reserves	580	(323)	(5)	156	(47)	(13)	293	(252)
Net equity transactions	(6,596,508)	(47,722,141)	(417,663)	(7,760,999)	5,140,475	3,289,911	(12,727,495)	(13,989,666)
Net change in contract owners' equity	73,348,900	(51,428,079)	18,528,642	(42,942,070)	5,433,877	3,305,170	17,516,916	(14,999,283)
Contract owners' equity beginning of period	232,110,540	283,538,619	171,371,562	214,313,632	3,305,170	-	113,969,832	128,969,115
Contract owners' equity end of period	$305,459,440	232,110,540	189,900,204	171,371,562	8,739,047	3,305,170	131,486,748	113,969,832
CHANGES IN UNITS:
Beginning units	8,197,306	9,719,315	12,328,795	12,810,235	327,763	-	1,054,265	1,184,299
Units purchased	1,635,828	835,015	1,882,174	1,410,706	573,492	370,592	19,611	13,494
Units redeemed	(1,841,800)	(2,357,024)	(1,891,624)	(1,892,146)	(75,322)	(42,829)	(136,715)	(143,528)
Ending units	7,991,334	8,197,306	12,319,345	12,328,795	825,933	327,763	937,161	1,054,265

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRF2		EIF		EIF2		SCGF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(627,212)	(777,520)	55,536	48,187	803,645	476,909	(80,482)	(83,551)
Realized gain (loss) on investments	14,753,218	12,434,552	(30,301)	12,960	6,796,829	6,665,530	(128,166)	(138,478)
Change in unrealized gain (loss) on investments	6,215,676	(12,693,515)	720,030	(605,068)	43,237,510	(51,716,446)	290,025	(1,082,099)
Reinvested capital gains	4,631,916	-	146,201	271,617	11,573,711	23,152,907	1,667,975	726,509
Net increase (decrease) in contract owners' equity resulting from operations	24,973,598	(1,036,483)	891,466	(272,304)	62,411,695	(21,421,100)	1,749,352	(577,619)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,601,250	2,411,856	784,144	2,698,268	54,818,300	64,467,404	82,071	124,701
Transfers between funds	1,979,516	(6,763,359)	67,828	(198,660)	2,609,524	(8,067,877)	(113,048)	(19,232)
Redemptions (notes 2, 3 and 4)	(12,535,194)	(13,147,975)	(557,835)	(110,349)	(19,018,448)	(17,263,808)	(487,260)	(630,183)
Adjustments to maintain reserves	18	(31)	(16)	11	90	60	(52)	(58)
Net equity transactions	(5,954,410)	(17,499,509)	294,121	2,389,270	38,409,466	39,135,779	(518,289)	(524,772)
Net change in contract owners' equity	19,019,188	(18,535,992)	1,185,587	2,116,966	100,821,161	17,714,679	1,231,063	(1,102,391)
Contract owners' equity beginning of period	93,592,409	112,128,401	3,200,981	1,084,015	226,596,116	208,881,437	5,337,564	6,439,955
Contract owners' equity end of period	$112,611,597	93,592,409	4,386,568	3,200,981	327,417,277	226,596,116	6,568,627	5,337,564
CHANGES IN UNITS:
Beginning units	3,413,423	4,014,588	207,195	64,704	8,038,252	6,803,971	420,135	461,080
Units purchased	757,632	161,961	55,456	165,014	2,429,342	2,397,616	60,173	82,212
Units redeemed	(927,379)	(763,126)	(38,521)	(22,523)	(1,228,386)	(1,163,335)	(94,617)	(123,157)
Ending units	3,243,676	3,413,423	224,130	207,195	9,239,208	8,038,252	385,691	420,135

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCGF2		SCF		SCF2		GEM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(580,760)	(589,434)	(750,308)	(891,686)	(601,305)	(672,233)	91,008	(60,283)
Realized gain (loss) on investments	(293,111)	(2,072,864)	899,993	2,597,583	(2,453,956)	926,773	131,937	242,622
Change in unrealized gain (loss) on investments	158,252	(6,057,765)	5,795,975	(26,176,997)	6,559,275	(17,073,544)	1,338,309	(2,069,335)
Reinvested capital gains	10,937,783	4,403,766	6,641,946	15,969,097	4,811,073	11,062,698	-	-
Net increase (decrease) in contract owners' equity resulting from operations	10,222,164	(4,316,297)	12,587,606	(8,502,003)	8,315,087	(5,756,306)	1,561,254	(1,886,996)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,127,553	3,166,178	353,335	461,149	1,384,344	1,328,192	293,943	248,067
Transfers between funds	206,502	931,013	(1,099,718)	(1,064,661)	53,394	(1,559,253)	(155,597)	(281,709)
Redemptions (notes 2, 3 and 4)	(2,910,891)	(3,272,986)	(5,260,034)	(7,224,150)	(3,779,487)	(4,798,013)	(846,039)	(1,161,755)
Adjustments to maintain reserves	(421)	(42)	2,273	455	(347)	(71)	(686)	622
Net equity transactions	(577,257)	824,163	(6,004,144)	(7,827,207)	(2,342,096)	(5,029,145)	(708,379)	(1,194,774)
Net change in contract owners' equity	9,644,907	(3,492,134)	6,583,462	(16,329,210)	5,972,991	(10,785,451)	852,875	(3,081,770)
Contract owners' equity beginning of period	31,277,090	34,769,224	54,099,761	70,428,971	35,355,133	46,140,584	7,954,870	11,036,640
Contract owners' equity end of period	$40,921,997	31,277,090	60,683,223	54,099,761	41,328,124	35,355,133	8,807,745	7,954,870
CHANGES IN UNITS:
Beginning units	1,224,052	1,227,824	888,494	1,004,309	1,077,040	1,205,338	400,658	452,326
Units purchased	296,499	501,084	16,309	13,448	114,181	81,087	66,444	63,438
Units redeemed	(319,909)	(504,856)	(98,233)	(129,263)	(171,754)	(209,385)	(92,415)	(115,106)
Ending units	1,200,642	1,224,052	806,570	888,494	1,019,467	1,077,040	374,687	400,658

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GEM2		GIG		NVIE6		SCVF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$305,314	(698,563)	175,445	118,808	325,037	108,871	(71,887)	(201,275)
Realized gain (loss) on investments	288,774	2,326,366	(40,710)	158,153	(276,655)	2,345,202	550,254	1,916,495
Change in unrealized gain (loss) on investments	9,173,147	(13,325,589)	1,593,391	(3,085,892)	4,857,869	(10,312,723)	(4,023,582)	(11,736,813)
Reinvested capital gains	-	-	645,702	83,763	1,907,829	229,734	7,373,925	4,944,715
Net increase (decrease) in contract owners' equity resulting from operations	9,767,235	(11,697,786)	2,373,828	(2,725,168)	6,814,080	(7,628,916)	3,828,710	(5,076,878)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,029,528	5,102,671	241,568	881,773	1,985,948	3,952,006	321,666	383,558
Transfers between funds	(1,217,513)	(6,797,147)	(751,559)	66,367	(1,591,039)	(4,343,414)	(431,245)	(662,510)
Redemptions (notes 2, 3 and 4)	(4,605,580)	(5,762,634)	(2,067,816)	(1,922,498)	(4,281,768)	(3,962,279)	(2,830,041)	(3,452,243)
Adjustments to maintain reserves	(477)	(63)	273	27	(10)	31	76	(88)
Net equity transactions	(3,794,042)	(7,457,173)	(2,577,534)	(974,331)	(3,886,869)	(4,353,656)	(2,939,544)	(3,731,283)
Net change in contract owners' equity	5,973,193	(19,154,959)	(203,706)	(3,699,499)	2,927,211	(11,982,572)	889,166	(8,808,161)
Contract owners' equity beginning of period	48,975,547	68,130,506	14,489,968	18,189,467	40,793,626	52,776,198	22,998,562	31,806,723
Contract owners' equity end of period	$54,948,740	48,975,547	14,286,262	14,489,968	43,720,837	40,793,626	23,887,728	22,998,562
CHANGES IN UNITS:
Beginning units	1,701,880	1,953,769	1,056,569	1,111,699	4,687,087	5,107,600	644,567	734,822
Units purchased	208,285	445,388	25,345	92,592	550,372	815,341	21,407	20,904
Units redeemed	(329,419)	(697,277)	(194,026)	(147,722)	(946,750)	(1,235,854)	(94,094)	(111,159)
Ending units	1,580,746	1,701,880	887,888	1,056,569	4,290,709	4,687,087	571,880	644,567

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCVF2		GVAGG2		GVAGR2		GVAGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(242,885)	(458,757)	(2,951,738)	(4,367,169)	(7,106,312)	(7,478,332)	(4,501,197)	(15,092,254)
Realized gain (loss) on investments	(2,764,139)	(443,171)	11,151,511	11,244,628	22,212,277	45,661,848	68,482,858	118,796,905
Change in unrealized gain (loss) on investments	(2,883,314)	(13,660,912)	57,377,842	(58,849,838)	45,928,624	(102,883,549)	333,113,418	(450,860,185)
Reinvested capital gains	11,286,911	7,176,182	28,599,372	17,453,965	84,344,657	56,261,054	301,949,354	247,543,198
Net increase (decrease) in contract owners' equity resulting from operations	5,396,573	(7,386,658)	94,176,987	(34,518,414)	145,379,246	(8,438,979)	699,044,433	(99,612,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,001,527	1,460,953	23,234,152	26,656,534	47,428,561	42,968,011	360,938,121	301,723,570
Transfers between funds	(178,799)	(833,025)	(3,558,361)	(3,492,636)	(14,490,876)	(44,561,576)	9,436,526	(182,857,928)
Redemptions (notes 2, 3 and 4)	(3,138,150)	(3,403,691)	(26,834,642)	(31,378,573)	(51,020,328)	(49,582,677)	(269,379,536)	(240,788,245)
Adjustments to maintain reserves	(336)	(81)	(138)	(34)	136	(39)	1,301	(1,366)
Net equity transactions	(2,315,758)	(2,775,844)	(7,158,989)	(8,214,710)	(18,082,507)	(51,176,281)	100,996,412	(121,923,968)
Net change in contract owners' equity	3,080,815	(10,162,502)	87,017,998	(42,733,124)	127,296,739	(59,615,260)	800,040,845	(221,536,304)
Contract owners' equity beginning of period	32,406,291	42,568,793	287,157,721	329,890,845	516,193,490	575,808,750	2,852,932,413	3,074,468,717
Contract owners' equity end of period	$35,487,106	32,406,291	374,175,719	287,157,721	643,490,229	516,193,490	3,652,973,258	2,852,932,413
CHANGES IN UNITS:
Beginning units	987,854	1,059,738	15,904,781	16,304,900	25,709,376	28,116,220	169,771,107	176,625,407
Units purchased	121,142	134,954	2,338,267	2,510,424	3,435,384	3,839,065	29,714,824	21,374,055
Units redeemed	(181,634)	(206,838)	(2,650,702)	(2,910,543)	(4,202,804)	(6,245,909)	(24,439,000)	(28,228,355)
Ending units	927,362	987,854	15,592,346	15,904,781	24,941,956	25,709,376	175,046,931	169,771,107

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVDIVI		GVDIV2		NVSIX2		GVIX2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$479,653	75,831	10,951,298	1,460,853	(597,986)	(421,887)	72,354	53,086
Realized gain (loss) on investments	(50,840)	(9,577)	(1,279,662)	(277,382)	(2,940,718)	(79,023)	37,761	17,814
Change in unrealized gain (loss) on investments	(211,448)	(565,573)	(4,905,924)	(11,971,332)	(14,450,894)	(24,049,202)	374,499	(441,191)
Reinvested capital gains	92,297	-	2,114,428	-	38,288,355	11,733,994	5,375	-
Net increase (decrease) in contract owners' equity resulting from operations	309,662	(499,319)	6,880,140	(10,787,861)	20,298,757	(12,816,118)	489,989	(370,291)
Equity transactions:
Purchase payments received from contract owners (note 4)	34,571	64,483	1,394,422	1,981,725	12,868,858	18,446,966	193,209	1,122,527
Transfers between funds	70,926	(319,694)	4,085,834	2,518,783	139,987	(3,716,116)	(84,859)	280,643
Redemptions (notes 2, 3 and 4)	(238,465)	(278,611)	(5,938,346)	(6,455,537)	(4,691,174)	(4,543,129)	(172,937)	(61,971)
Adjustments to maintain reserves	(51)	14	(461)	(33)	(437)	(54)	(19)	2
Net equity transactions	(133,019)	(533,809)	(458,551)	(1,955,062)	8,317,234	10,187,666	(64,606)	1,341,201
Net change in contract owners' equity	176,643	(1,033,128)	6,421,589	(12,742,923)	28,615,991	(2,628,452)	425,383	970,910
Contract owners' equity beginning of period	2,142,588	3,175,716	46,553,847	59,296,770	84,530,383	87,158,835	2,333,786	1,362,876
Contract owners' equity end of period	$2,319,231	2,142,588	52,975,436	46,553,847	113,146,374	84,530,383	2,759,169	2,333,786
CHANGES IN UNITS:
Beginning units	245,331	297,403	3,238,080	3,357,520	5,983,119	5,388,295	215,853	107,945
Units purchased	19,745	15,457	585,821	544,667	1,467,123	1,598,434	21,622	117,069
Units redeemed	(34,122)	(67,529)	(611,566)	(664,107)	(941,862)	(1,003,610)	(26,277)	(9,161)
Ending units	230,954	245,331	3,212,335	3,238,080	6,508,380	5,983,119	211,198	215,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIX8		MCIF		GVEX2		GVIDA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,571,883	742,463	(465,412)	(520,301)	2,694,312	(371,563)	511,267	(373,964)
Realized gain (loss) on investments	270,981	682,978	6,001,853	6,814,168	11,566,295	10,859,386	8,150,856	13,445,287
Change in unrealized gain (loss) on investments	14,103,605	(15,856,682)	6,156,457	(59,957,970)	137,277,218	(76,513,657)	8,211,447	(44,777,087)
Reinvested capital gains	186,217	-	39,910,116	22,609,845	31,932,459	21,505,397	13,735,105	14,202,162
Net increase (decrease) in contract owners' equity resulting from operations	16,132,686	(14,431,241)	51,603,014	(31,054,258)	183,470,284	(44,520,437)	30,608,675	(17,503,602)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,329,450	15,483,162	22,391,003	27,848,281	107,657,108	109,296,078	2,913,490	7,884,793
Transfers between funds	1,304,129	2,124,123	539,358	(7,983,018)	(17,023,123)	(12,274,129)	(5,979,928)	(8,612,022)
Redemptions (notes 2, 3 and 4)	(5,444,619)	(4,238,763)	(18,229,362)	(17,282,671)	(40,595,278)	(42,825,225)	(15,777,217)	(20,723,853)
Adjustments to maintain reserves	(440)	38	(44)	263	(40)	(118)	82	32
Net equity transactions	7,188,520	13,368,560	4,700,955	2,582,855	50,038,667	54,196,607	(18,843,573)	(21,451,050)
Net change in contract owners' equity	23,321,206	(1,062,681)	56,303,969	(28,471,403)	233,508,951	9,676,170	11,765,102	(38,954,652)
Contract owners' equity beginning of period	80,143,069	81,205,750	212,815,278	241,286,681	626,339,778	616,663,608	147,600,435	186,555,087
Contract owners' equity end of period	$103,464,275	80,143,069	269,119,247	212,815,278	859,848,729	626,339,778	159,365,537	147,600,435
CHANGES IN UNITS:
Beginning units	8,362,077	7,174,717	6,128,379	6,064,937	39,634,312	36,584,258	5,818,163	6,560,953
Units purchased	1,671,267	2,076,796	1,248,668	1,171,346	8,981,637	9,656,213	141,217	625,835
Units redeemed	(999,081)	(889,436)	(1,123,466)	(1,107,904)	(6,401,072)	(6,606,159)	(801,260)	(1,368,625)
Ending units	9,034,263	8,362,077	6,253,581	6,128,379	42,214,877	39,634,312	5,158,120	5,818,163

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMAA2		GVDMA		GVIDM		GVDMC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,271,703	(1,650,134)	3,498,047	350,470	13,173,702	5,675,946	4,766,090	3,018,103
Realized gain (loss) on investments	1,917,432	827,956	27,759,548	33,733,599	(7,335,634)	2,241,505	14,984,145	4,637,364
Change in unrealized gain (loss) on investments	248,897,323	(191,171,667)	28,438,358	(172,170,464)	117,026,588	(345,329,677)	23,432,868	(88,299,573)
Reinvested capital gains	58,306,944	81,105,626	63,771,904	72,044,411	184,325,769	182,494,985	36,823,064	41,484,041
Net increase (decrease) in contract owners' equity resulting from operations	317,393,402	(110,888,219)	123,467,857	(66,041,984)	307,190,425	(154,917,241)	80,006,167	(39,160,065)
Equity transactions:
Purchase payments received from contract owners (note 4)	345,551,020	317,545,912	9,018,225	11,113,464	17,585,479	27,382,532	16,209,475	15,724,070
Transfers between funds	38,469,872	70,761,985	(23,413,591)	(22,645,424)	(24,421,738)	(54,795,552)	(5,248,476)	(4,925,302)
Redemptions (notes 2, 3 and 4)	(102,307,537)	(72,987,850)	(84,303,078)	(99,346,910)	(214,637,078)	(235,521,960)	(80,914,419)	(80,483,391)
Adjustments to maintain reserves	(3,240)	2,655	50,058	(1,419)	20,894	(20,651)	238	156
Net equity transactions	281,710,115	315,322,702	(98,648,386)	(110,880,290)	(221,452,443)	(262,955,632)	(69,953,182)	(69,684,466)
Net change in contract owners' equity	599,103,517	204,434,483	24,819,471	(176,922,274)	85,737,982	(417,872,873)	10,052,985	(108,844,531)
Contract owners' equity beginning of period	1,703,853,239	1,499,418,756	655,639,526	832,561,800	2,004,731,980	2,422,604,853	703,492,503	812,337,034
Contract owners' equity end of period	$2,302,956,756	1,703,853,239	680,458,997	655,639,526	2,090,469,962	2,004,731,980	713,545,488	703,492,503
CHANGES IN UNITS:
Beginning units	153,008,686	126,440,617	27,509,783	31,674,347	100,698,428	113,080,530	41,053,128	44,950,379
Units purchased	34,923,216	35,142,926	449,389	700,575	3,700,694	2,468,397	2,023,927	2,043,328
Units redeemed	(11,793,422)	(8,574,857)	(4,107,475)	(4,865,139)	(13,766,776)	(14,850,499)	(5,829,004)	(5,940,579)
Ending units	176,138,480	153,008,686	23,851,697	27,509,783	90,632,346	100,698,428	37,248,051	41,053,128

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIDC		GVAAA2		NVCRA2		NVCMA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,001,246	2,979,361	8,846,720	(21,567,623)	771,484	77,395	3,762,595	1,248,164
Realized gain (loss) on investments	(7,016,871)	(3,428,241)	239,173,773	162,349,396	(1,159,082)	(881,096)	(3,759,725)	423,579
Change in unrealized gain (loss) on investments	36,829,703	(31,649,185)	430,187,040	(893,029,411)	8,365,664	(9,548,966)	26,174,829	(57,193,774)
Reinvested capital gains	11,665,066	11,940,847	436,261,026	341,399,975	5,368,736	1,400,459	29,993,449	19,354,216
Net increase (decrease) in contract owners' equity resulting from operations	45,479,144	(20,157,218)	1,114,468,559	(410,847,663)	13,346,802	(8,952,208)	56,171,148	(36,167,815)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,528,826	15,602,208	379,191,548	336,069,270	3,731,112	4,451,004	3,470,488	6,252,575
Transfers between funds	73,317,874	38,851,274	(8,284,771)	42,008,625	(962,635)	(3,319,227)	(6,892,309)	(9,901,698)
Redemptions (notes 2, 3 and 4)	(140,090,953)	(115,146,395)	(706,011,519)	(659,600,418)	(5,080,301)	(5,006,065)	(31,751,574)	(40,240,042)
Adjustments to maintain reserves	183	95	1,919	(1,470)	(170)	(72)	(107)	65
Net equity transactions	(51,244,070)	(60,692,819)	(335,102,823)	(281,523,993)	(2,311,994)	(3,874,360)	(35,173,502)	(43,889,100)
Net change in contract owners' equity	(5,764,926)	(80,850,037)	779,365,736	(692,371,656)	11,034,808	(12,826,568)	20,997,646	(80,056,915)
Contract owners' equity beginning of period	587,674,624	668,524,661	5,987,024,415	6,679,396,071	61,103,892	73,930,460	289,247,189	369,304,104
Contract owners' equity end of period	$581,909,698	587,674,624	6,766,390,151	5,987,024,415	72,138,700	61,103,892	310,244,835	289,247,189
CHANGES IN UNITS:
Beginning units	41,086,948	45,224,620	363,160,318	379,710,213	4,587,657	4,871,759	21,482,129	24,451,473
Units purchased	10,617,103	7,562,108	33,062,711	32,139,289	408,183	390,851	432,529	796,727
Units redeemed	(14,087,517)	(11,699,780)	(51,954,062)	(48,689,184)	(570,574)	(674,953)	(2,741,256)	(3,766,071)
Ending units	37,616,534	41,086,948	344,268,967	363,160,318	4,425,266	4,587,657	19,173,402	21,482,129

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCA2		NVCMD2		NVCRB2		NVCMC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$30,641,503	12,082,862	28,240,109	12,827,427	23,285,998	15,267,983	7,830,878	5,141,349
Realized gain (loss) on investments	(1,981,561)	36,926,764	4,036,280	36,562,752	14,950,857	29,768,140	(2,290,779)	3,096,067
Change in unrealized gain (loss) on investments	154,317,605	(414,176,923)	149,304,239	(383,330,682)	103,875,699	(317,141,748)	44,640,433	(86,788,956)
Reinvested capital gains	218,064,619	123,441,637	174,592,903	121,116,144	130,413,547	109,458,295	35,297,950	31,104,323
Net increase (decrease) in contract owners' equity resulting from operations	401,042,166	(241,725,660)	356,173,531	(212,824,359)	272,526,101	(162,647,330)	85,478,482	(47,447,217)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,429,673	20,245,929	18,750,074	18,726,673	48,176,610	48,392,017	12,561,001	16,775,837
Transfers between funds	(31,888,348)	(19,948,884)	(38,749,902)	(39,902,104)	(24,153,067)	(51,175,872)	(6,247,081)	(13,867,885)
Redemptions (notes 2, 3 and 4)	(248,976,578)	(270,039,154)	(233,979,822)	(240,177,670)	(192,344,492)	(181,797,930)	(75,882,805)	(70,790,038)
Adjustments to maintain reserves	(5,933)	261	(63)	192	(52)	323	203	49
Net equity transactions	(268,441,186)	(269,741,848)	(253,979,713)	(261,352,909)	(168,321,001)	(184,581,461)	(69,568,682)	(67,882,037)
Net change in contract owners' equity	132,600,980	(511,467,508)	102,193,818	(474,177,268)	104,205,100	(347,228,791)	15,909,800	(115,329,254)
Contract owners' equity beginning of period	2,264,878,130	2,776,345,638	2,264,265,546	2,738,442,814	1,939,316,377	2,286,545,168	703,698,360	819,027,614
Contract owners' equity end of period	$2,397,479,110	2,264,878,130	2,366,459,364	2,264,265,546	2,043,521,477	1,939,316,377	719,608,160	703,698,360
CHANGES IN UNITS:
Beginning units	167,139,954	185,428,749	169,751,666	187,940,542	148,478,478	161,832,789	55,035,016	60,127,400
Units purchased	5,156,332	4,990,320	4,447,314	3,771,878	5,848,586	6,335,270	2,437,396	2,705,091
Units redeemed	(23,009,059)	(23,279,115)	(21,863,284)	(21,960,754)	(17,780,778)	(19,689,581)	(7,535,758)	(7,797,475)
Ending units	149,287,227	167,139,954	152,335,696	169,751,666	136,546,286	148,478,478	49,936,654	55,035,016

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCN2		NVDBL2		NVDCA2		NVLM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,129,070	4,197,471	10,967,757	6,501,270	7,868,587	2,267,299	(28,638)	1,747
Realized gain (loss) on investments	(5,114,554)	(4,289,679)	19,916,421	27,946,856	25,369,177	32,969,850	160,078	46,921
Change in unrealized gain (loss) on investments	40,579,434	(30,633,306)	69,396,569	(194,420,741)	95,168,035	(236,552,000)	1,743,424	(2,013,743)
Reinvested capital gains	11,535,298	3,795,662	90,328,521	64,368,689	100,446,388	88,646,903	323,936	554,519
Net increase (decrease) in contract owners' equity resulting from operations	53,129,248	(26,929,852)	190,609,268	(95,603,926)	228,852,187	(112,667,948)	2,198,800	(1,410,556)
Equity transactions:
Purchase payments received from contract owners (note 4)	22,774,430	13,621,616	51,891,897	53,335,694	6,124,528	10,918,284	992,895	1,964,439
Transfers between funds	61,826,952	28,800,750	(16,748,300)	(11,497,512)	(15,059,188)	194,037	1,511,436	4,794,136
Redemptions (notes 2, 3 and 4)	(126,237,229)	(106,519,929)	(128,187,937)	(122,612,561)	(134,648,433)	(137,747,308)	(1,078,893)	(421,199)
Adjustments to maintain reserves	41	186	(50)	(18)	(551)	194	(115)	(36)
Net equity transactions	(41,635,806)	(64,097,377)	(93,044,390)	(80,774,396)	(143,583,644)	(126,634,793)	1,425,323	6,337,340
Net change in contract owners' equity	11,493,442	(91,027,229)	97,564,878	(176,378,322)	85,268,543	(239,302,741)	3,624,123	4,926,784
Contract owners' equity beginning of period	605,629,650	696,656,879	1,425,937,414	1,602,315,736	1,312,171,390	1,551,474,131	13,865,261	8,938,477
Contract owners' equity end of period	$617,123,092	605,629,650	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390	17,489,384	13,865,261
CHANGES IN UNITS:
Beginning units	50,580,027	55,841,512	87,424,198	92,168,347	68,870,094	75,042,840	1,200,259	696,475
Units purchased	11,036,583	9,521,559	4,902,323	5,276,748	2,407,067	2,418,783	290,662	542,271
Units redeemed	(14,455,839)	(14,783,044)	(10,225,655)	(10,020,897)	(9,264,496)	(8,591,529)	(180,925)	(38,487)
Ending units	47,160,771	50,580,027	82,100,866	87,424,198	62,012,665	68,870,094	1,309,996	1,200,259

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$59,077	44,378	13,566,756	5,732,770	5,733,423	3,432,691	7,757,249	3,357,264
Realized gain (loss) on investments	184,384	219,200	(1,590,354)	1,840,356	(646,208)	315,336	2,455,958	4,120,596
Change in unrealized gain (loss) on investments	2,178,595	(2,670,975)	100,775,677	(176,674,856)	48,519,717	(75,169,759)	97,522,121	(146,124,972)
Reinvested capital gains	318,413	577,002	45,052,410	62,158,081	10,531,251	22,513,944	25,216,214	60,778,730
Net increase (decrease) in contract owners' equity resulting from operations	2,740,469	(1,830,395)	157,804,489	(106,943,649)	64,138,183	(48,907,788)	132,951,542	(77,868,382)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,389,460	4,569,568	76,059,149	94,471,606	28,425,917	33,364,329	70,632,605	95,926,848
Transfers between funds	4,619,970	1,601,909	(31,631,994)	(11,903,524)	(8,010,873)	(10,688,461)	(15,093,802)	(4,720,276)
Redemptions (notes 2, 3 and 4)	(1,161,622)	(550,702)	(71,730,516)	(66,373,409)	(35,484,256)	(36,186,224)	(58,070,191)	(55,587,761)
Adjustments to maintain reserves	37,076	(10)	(299)	(116)	(239)	59	(279)	139
Net equity transactions	5,884,884	5,620,765	(27,303,660)	16,194,557	(15,069,451)	(13,510,297)	(2,531,667)	35,618,950
Net change in contract owners' equity	8,625,353	3,790,370	130,500,829	(90,749,092)	49,068,732	(62,418,085)	130,419,875	(42,249,432)
Contract owners' equity beginning of period	14,081,019	10,290,649	1,160,290,390	1,251,039,482	531,181,200	593,599,285	977,724,910	1,019,974,342
Contract owners' equity end of period	$22,706,372	14,081,019	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,108,144,785	977,724,910
CHANGES IN UNITS:
Beginning units	1,144,692	740,582	102,058,787	100,871,469	47,957,987	49,134,469	85,245,155	82,410,823
Units purchased	568,587	555,743	6,889,474	11,272,860	2,774,980	3,416,921	6,375,959	10,351,247
Units redeemed	(157,722)	(151,633)	(9,209,416)	(10,085,542)	(4,077,392)	(4,593,403)	(6,646,359)	(7,516,915)
Ending units	1,555,557	1,144,692	99,738,845	102,058,787	46,655,575	47,957,987	84,974,755	85,245,155

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IDPGI2		AMTB		AMINS		AMCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,427,950	1,771,643	308,894	29,653	(1,706)	(2,481)	(195)	(197)
Realized gain (loss) on investments	1,103,735	2,001,365	(604,713)	(868,552)	(186)	21,217	1,169	740
Change in unrealized gain (loss) on investments	34,475,295	(59,295,931)	1,743,415	422,442	22,928	(45,513)	1,599	(2,062)
Reinvested capital gains	9,752,788	23,208,772	-	-	4,452	-	814	869
Net increase (decrease) in contract owners' equity resulting from operations	48,759,768	(32,314,151)	1,447,596	(416,457)	25,488	(26,777)	3,387	(650)
Equity transactions:
Purchase payments received from contract owners (note 4)	32,675,510	31,268,822	401,173	513,038	4	-	2,968	2,228
Transfers between funds	(5,441,594)	(6,893,305)	(1,483,799)	1,357,616	(7,452)	(58,876)	543	-
Redemptions (notes 2, 3 and 4)	(29,821,566)	(25,728,783)	(9,045,544)	(11,890,826)	(8,192)	(55,923)	(4,520)	(3,824)
Adjustments to maintain reserves	(31)	44	(3)	46	(17)	31	44	(18)
Net equity transactions	(2,587,681)	(1,353,222)	(10,128,173)	(10,020,127)	(15,657)	(114,767)	(965)	(1,614)
Net change in contract owners' equity	46,172,087	(33,667,373)	(8,680,577)	(10,436,584)	9,831	(141,544)	2,422	(2,264)
Contract owners' equity beginning of period	427,640,894	461,308,267	71,506,240	81,942,824	106,639	248,183	12,349	14,613
Contract owners' equity end of period	$473,812,981	427,640,894	62,825,663	71,506,240	116,470	106,639	14,771	12,349
CHANGES IN UNITS:
Beginning units	38,304,461	38,456,865	6,261,593	7,094,458	8,216	15,424	-	-
Units purchased	3,599,183	3,416,985	827,348	769,537	263	1,163	7	-
Units redeemed	(3,826,553)	(3,569,389)	(1,729,481)	(1,602,402)	(1,342)	(8,371)	(7)	-
Ending units	38,077,091	38,304,461	5,359,460	6,261,593	7,137	8,216	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMMCGS		AMSRS		NOTB4		NOTG4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(46,445)	(46,002)	(149,785)	(159,843)	23,017	(44,232)	(24,315)	(76,178)
Realized gain (loss) on investments	186,419	132,759	918,513	1,663,067	(19,587)	49,581	(39,041)	352,432
Change in unrealized gain (loss) on investments	412,095	(518,774)	1,735,274	(3,475,572)	860,094	(1,412,743)	408,299	(1,155,032)
Reinvested capital gains	227,134	230,765	837,518	895,544	291,956	552,954	327,239	351,223
Net increase (decrease) in contract owners' equity resulting from operations	779,203	(201,252)	3,341,520	(1,076,804)	1,155,480	(854,440)	672,182	(527,555)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,168	25,827	69,515	134,909	4,918	93,752	13,789	42,800
Transfers between funds	147,797	(181,080)	(586,051)	(320,532)	(1,510)	(242,082)	(172,261)	(5,111,857)
Redemptions (notes 2, 3 and 4)	(303,499)	(428,826)	(1,633,219)	(3,209,048)	(831,279)	(800,893)	(267,618)	(757,565)
Adjustments to maintain reserves	(90)	42	13,398	39	(84)	(13)	(56)	(8)
Net equity transactions	(154,624)	(584,037)	(2,136,357)	(3,394,631)	(827,955)	(949,237)	(426,146)	(5,826,630)
Net change in contract owners' equity	624,579	(785,289)	1,205,163	(4,471,435)	327,525	(1,803,677)	246,036	(6,354,185)
Contract owners' equity beginning of period	2,533,406	3,318,695	14,699,182	19,170,617	9,728,895	11,532,572	4,832,206	11,186,391
Contract owners' equity end of period	$3,157,985	2,533,406	15,904,345	14,699,182	10,056,420	9,728,895	5,078,242	4,832,206
CHANGES IN UNITS:
Beginning units	75,180	91,628	512,948	620,643	925,125	1,009,768	443,562	908,323
Units purchased	17,123	5,025	4,014	8,955	8,207	27,326	4,163	21,080
Units redeemed	(19,895)	(21,473)	(70,071)	(116,650)	(81,715)	(111,969)	(40,493)	(485,841)
Ending units	72,408	75,180	446,891	512,948	851,617	925,125	407,232	443,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NOTMG4		PMVSTA		PMVIV		PMVRA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,094	(43,120)	547,938	228,092	2,477	43	2,987	3,844
Realized gain (loss) on investments	(30,694)	4,513	(24,819)	27,588	67	-	231	(686)
Change in unrealized gain (loss) on investments	655,547	(1,064,467)	167,188	(425,338)	3,187	20	15,815	(8,720)
Reinvested capital gains	305,396	370,798	-	61,212	-	39	-	-
Net increase (decrease) in contract owners' equity resulting from operations	932,343	(732,276)	690,307	(108,446)	5,731	102	19,033	(5,562)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,786	6,065	11,238,019	10,139,177	82,443	16,943	27,743	50,118
Transfers between funds	(31,310)	(260,645)	13,692,917	18,245,355	151,825	-	(4,408)	37,482
Redemptions (notes 2, 3 and 4)	(366,742)	(643,100)	(5,819,389)	(3,607,497)	-	-	(15,993)	(15,980)
Adjustments to maintain reserves	(85)	(8)	(244)	(2,555)	(25)	(2)	10	(29)
Net equity transactions	(382,351)	(897,689)	19,111,303	24,774,480	234,243	16,941	7,352	71,590
Net change in contract owners' equity	549,992	(1,629,965)	19,801,610	24,666,034	239,974	17,043	26,385	66,028
Contract owners' equity beginning of period	6,905,389	8,535,354	49,347,196	24,681,162	17,043	-	239,192	173,164
Contract owners' equity end of period	$7,455,381	6,905,389	69,148,806	49,347,196	257,017	17,043	265,577	239,192
CHANGES IN UNITS:
Beginning units	629,849	706,332	4,846,128	2,423,474	1,696	-	25,651	18,070
Units purchased	14,312	5,488	3,561,834	3,540,222	22,528	1,696	3,826	9,385
Units redeemed	(46,890)	(81,971)	(1,693,656)	(1,117,568)	(547)	-	(3,082)	(1,804)
Ending units	597,271	629,849	6,714,306	4,846,128	23,677	1,696	26,395	25,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVFHA		PMUBA		PMVAAD		PMVFAD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,480	3,385	2,103	549	494,777	621,870	48,392	578,166
Realized gain (loss) on investments	979	55	(3)	(2)	(185,615)	(613,986)	(40,867)	47,579
Change in unrealized gain (loss) on investments	26,435	(346)	208	(601)	3,627,074	(3,191,333)	818,587	(1,910,176)
Reinvested capital gains	4,505	1,418	-	-	-	-	-	231,073
Net increase (decrease) in contract owners' equity resulting from operations	40,399	4,512	2,308	(54)	3,936,236	(3,183,449)	826,112	(1,053,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	10,673	190,493	-	54,380	865,302	2,166,602	409,783	779,600
Transfers between funds	14,971	300,215	755	(306)	(570,509)	(2,002,183)	(324,808)	1,281,682
Redemptions (notes 2, 3 and 4)	(16,357)	(1,402)	-	-	(2,471,263)	(3,730,745)	(1,850,854)	(2,228,140)
Adjustments to maintain reserves	-	(42)	(1)	12	(310)	(39)	(261)	(509)
Net equity transactions	9,287	489,264	754	54,086	(2,176,780)	(3,566,365)	(1,766,140)	(167,367)
Net change in contract owners' equity	49,686	493,776	3,062	54,032	1,759,456	(6,749,814)	(940,028)	(1,220,725)
Contract owners' equity beginning of period	628,907	135,131	54,032	-	40,698,700	47,448,514	16,536,038	17,756,763
Contract owners' equity end of period	$678,593	628,907	57,094	54,032	42,458,156	40,698,700	15,596,010	16,536,038
CHANGES IN UNITS:
Beginning units	52,907	11,528	5,377	-	3,832,626	4,156,552	1,483,969	1,504,589
Units purchased	9,828	41,670	73	5,408	196,403	306,674	176,431	411,055
Units redeemed	(9,143)	(291)	-	(31)	(395,523)	(630,600)	(329,784)	(431,675)
Ending units	53,592	52,907	5,450	5,377	3,633,506	3,832,626	1,330,616	1,483,969

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,497,268	1,180,146	4,965,756	3,155,043	4,733	1,938	333,967	293,575
Realized gain (loss) on investments	(2,973,394)	(1,124,689)	(4,466,965)	(2,157,415)	(11,941)	(25,730)	(33,459)	(6,415)
Change in unrealized gain (loss) on investments	7,513,362	(5,292,706)	22,495,555	(13,003,347)	19,562	4,251	1,134,133	(1,119,713)
Reinvested capital gains	-	-	-	4,296,128	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	9,037,236	(5,237,249)	22,994,346	(7,709,591)	12,354	(19,541)	1,434,641	(832,553)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,922,270	12,969,562	23,515,787	21,359,313	47,078	49,574	896,950	1,495,748
Transfers between funds	1,382,752	15,776,167	(18,748,641)	25,696,627	(34,142)	23,536	601,718	(1,156,461)
Redemptions (notes 2, 3 and 4)	(39,460,277)	(39,738,118)	(30,929,752)	(26,845,467)	(19,317)	(31,837)	(890,349)	(955,291)
Adjustments to maintain reserves	7,592	(22,908)	1,000	(14,150)	(2)	(7)	(392)	156
Net equity transactions	(22,147,663)	(11,015,297)	(26,161,606)	20,196,323	(6,383)	41,266	607,927	(615,848)
Net change in contract owners' equity	(13,110,427)	(16,252,546)	(3,167,260)	12,486,732	5,971	21,725	2,042,568	(1,448,401)
Contract owners' equity beginning of period	395,425,039	411,677,585	366,659,488	354,172,756	117,213	95,488	10,939,981	12,388,382
Contract owners' equity end of period	$382,314,612	395,425,039	363,492,228	366,659,488	123,184	117,213	12,982,549	10,939,981
CHANGES IN UNITS:
Beginning units	35,595,616	36,607,998	34,163,917	32,295,222	22,048	15,330	1,107,456	1,173,838
Units purchased	6,226,123	5,220,215	5,074,102	6,189,888	10,251	12,176	301,190	375,041
Units redeemed	(8,240,166)	(6,232,597)	(7,520,923)	(4,321,193)	(11,373)	(5,458)	(244,652)	(441,423)
Ending units	33,581,573	35,595,616	31,717,096	34,163,917	20,926	22,048	1,163,994	1,107,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVHYD		PVEIB		PVGOB		PVTIGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$10,826	8,358	13,337	(18,770)	(41,863)	(33,981)	(23,221)	(24,120)
Realized gain (loss) on investments	579	439	18,824	44,264	40,038	360,314	112,274	75,265
Change in unrealized gain (loss) on investments	20,633	(14,691)	395,272	(378,677)	504,044	(448,550)	1,695,273	(1,648,503)
Reinvested capital gains	-	-	217,089	97,324	397,786	115,253	14,357	-
Net increase (decrease) in contract owners' equity resulting from operations	32,038	(5,894)	644,522	(255,859)	900,005	(6,964)	1,798,683	(1,597,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,405	113,006	50,908	43,808	49,692	134,358	1,384,957	2,738,263
Transfers between funds	(2,016)	5,623	277,339	755,098	1,097,538	714,386	8,329,577	1,136,085
Redemptions (notes 2, 3 and 4)	(17,262)	(14,669)	(268,507)	(247,586)	(424,655)	(341,484)	(345,492)	(330,137)
Adjustments to maintain reserves	8	(30)	(107)	11	(46)	(11)	(185)	19
Net equity transactions	(9,865)	103,930	59,633	551,331	722,529	507,249	9,368,857	3,544,230
Net change in contract owners' equity	22,173	98,036	704,155	295,472	1,622,534	500,285	11,167,540	1,946,872
Contract owners' equity beginning of period	234,817	136,781	2,191,798	1,896,326	2,159,663	1,659,378	6,930,959	4,984,087
Contract owners' equity end of period	$256,990	234,817	2,895,953	2,191,798	3,782,197	2,159,663	18,098,499	6,930,959
CHANGES IN UNITS:
Beginning units	20,123	11,334	215,922	168,534	160,245	124,428	412,873	238,311
Units purchased	1,358	10,329	45,844	97,067	122,201	156,041	547,749	207,189
Units redeemed	(2,180)	(1,540)	(39,417)	(49,679)	(74,081)	(120,224)	(70,767)	(32,627)
Ending units	19,301	20,123	222,349	215,922	208,365	160,245	889,855	412,873

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	HVSIT		ROCSC		TRHS2		VVGGS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(277,767)	(186,247)	713	591	(4,176,964)	(4,260,349)	(597)	-
Realized gain (loss) on investments	(1,808,071)	(2,880,143)	(3,218)	(52,580)	6,912,254	7,888,829	6,471	-
Change in unrealized gain (loss) on investments	2,319,589	969,425	13,239	35,158	46,488,399	(19,796,670)	36,774	-
Reinvested capital gains	3,438,461	833,890	31,345	3,328	12,324,903	14,761,415	-	-
Net increase (decrease) in contract owners' equity resulting from operations	3,672,212	(1,263,075)	42,079	(13,503)	61,548,592	(1,406,775)	42,648	-
Equity transactions:
Purchase payments received from contract owners (note 4)	60,551	311,871	-	-	11,808,198	18,710,755	235,684	-
Transfers between funds	(123,352)	(2,249,269)	(405)	(18,440)	(11,873,081)	(5,772,805)	(22,240)	-
Redemptions (notes 2, 3 and 4)	(1,898,136)	(2,369,581)	(6,088)	(112,027)	(23,338,467)	(23,432,431)	-	-
Adjustments to maintain reserves	(273)	(34)	1	(11)	687	(367)	(9)	-
Net equity transactions	(1,961,210)	(4,307,013)	(6,492)	(130,478)	(23,402,663)	(10,494,849)	213,435	-
Net change in contract owners' equity	1,711,002	(5,570,088)	35,587	(143,981)	38,145,929	(11,901,624)	256,083	-
Contract owners' equity beginning of period	15,775,103	21,345,191	235,295	379,276	243,823,169	255,724,793	-	-
Contract owners' equity end of period	$17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-
CHANGES IN UNITS:
Beginning units	898,461	1,110,094	17,884	26,309	7,141,535	7,441,709	-	-
Units purchased	153,761	31,958	98	113	805,556	1,162,484	23,243	-
Units redeemed	(237,571)	(243,591)	(561)	(8,538)	(1,431,572)	(1,462,658)	(2,288)	-
Ending units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VWHAS		VWBF		VWEM		VWHA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(415,798)	(496,855)	(61,964)	436,579	(128,946)	(179,730)	(147,849)	(214,822)
Realized gain (loss) on investments	(1,990,985)	434,173	(384,362)	(374,611)	214,567	349,493	(904,592)	(925,025)
Change in unrealized gain (loss) on investments	4,901,599	(9,898,443)	1,106,322	(588,261)	3,254,670	(4,778,803)	2,127,142	(3,427,937)
Reinvested capital gains	-	-	-	-	340,644	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,494,816	(9,961,125)	659,996	(526,293)	3,680,935	(4,609,040)	1,074,701	(4,567,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,612,198	2,193,273	64,702	63,428	179,673	303,799	44	15,229
Transfers between funds	710,838	3,118,262	(138,451)	64,180	(223,573)	(1,772,227)	(319,210)	(630,224)
Redemptions (notes 2, 3 and 4)	(2,869,658)	(3,381,277)	(726,816)	(692,962)	(1,439,728)	(1,603,580)	(949,529)	(1,959,889)
Adjustments to maintain reserves	(267)	8	526	(5)	486	37	19	(23)
Net equity transactions	(546,889)	1,930,267	(800,039)	(565,359)	(1,483,142)	(3,071,971)	(1,268,676)	(2,574,907)
Net change in contract owners' equity	1,947,927	(8,030,858)	(140,043)	(1,091,652)	2,197,793	(7,681,011)	(193,975)	(7,142,691)
Contract owners' equity beginning of period	23,982,575	32,013,433	6,291,070	7,382,722	13,311,853	20,992,864	10,715,951	17,858,642
Contract owners' equity end of period	$25,930,502	23,982,575	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951
CHANGES IN UNITS:
Beginning units	4,611,558	4,333,652	288,142	311,850	546,069	650,129	689,947	822,612
Units purchased	2,286,179	1,588,657	4,861	13,054	76,917,185	46,201	8,542	5,156
Units redeemed	(2,365,983)	(1,310,751)	(39,182)	(36,762)	(76,969,560)	(150,261)	(101,465)	(137,821)
Ending units	4,531,754	4,611,558	253,821	288,142	493,694	546,069	597,024	689,947

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VYDS		VRVDRA		SVDF		SVOF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,121)	(1,545)	22,838	-	(662)	(623)	(2,765)	(3,126)
Realized gain (loss) on investments	1,348	25,153	302	-	1,402	1,609	13,260	13,859
Change in unrealized gain (loss) on investments	25,198	(71,050)	(188,998)	-	8,145	(9,607)	26,132	(58,476)
Reinvested capital gains	9,023	26,541	188,784	-	4,819	5,250	30,229	26,251
Net increase (decrease) in contract owners' equity resulting from operations	34,448	(20,901)	22,926	-	13,704	(3,371)	66,856	(21,492)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,377	621,237	-	(66)	232	2,544	2,795
Transfers between funds	-	-	1,400,528	-	97	4	-	18
Redemptions (notes 2, 3 and 4)	(2,015)	(42,109)	(14,347)	-	(2,555)	(2,725)	(30,326)	(29,208)
Adjustments to maintain reserves	(2)	10	(343,320)	-	188	(20)	(521)	481
Net equity transactions	(2,017)	(40,722)	1,664,098	-	(2,336)	(2,509)	(28,303)	(25,914)
Net change in contract owners' equity	32,431	(61,623)	1,687,024	-	11,368	(5,880)	38,553	(47,406)
Contract owners' equity beginning of period	129,994	191,617	-	-	38,366	44,246	230,758	278,164
Contract owners' equity end of period	$162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758
CHANGES IN UNITS:
Beginning units	5,933	7,477	-	-	-	-	-	-
Units purchased	-	56	233,753	-	52	-	-	-
Units redeemed	(84)	(1,600)	(45,440)	-	(52)	-	-	-
Ending units	5,849	5,933	188,313	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WFVSCG		WFVOG2		AMTP		FCA2S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,498,591)	(1,602,575)	(192)	(345)	235	(32)	-	12,304
Realized gain (loss) on investments	4,022,919	2,311,105	(487)	22	585	315	-	(92,962)
Change in unrealized gain (loss) on investments	1,489,391	(11,353,181)	2,744	(2,413)	(2,350)	(2,093)	-	71,751
Reinvested capital gains	15,459,225	9,804,002	1,609	2,480	3,092	1,483	-	-
Net increase (decrease) in contract owners' equity resulting from operations	19,472,944	(840,649)	3,674	(256)	1,562	(327)	-	(8,907)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,557,842	8,414,130	-	-	97	(217)	-	14,706
Transfers between funds	(8,067,061)	69,404	-	-	(739)	14	-	(515,453)
Redemptions (notes 2, 3 and 4)	(6,522,739)	(6,390,003)	(11,507)	(4)	(438)	(661)	-	(108,708)
Adjustments to maintain reserves	(2)	183	9	1	(13,860)	(5)	-	(60)
Net equity transactions	(9,031,960)	2,093,714	(11,498)	(3)	(14,940)	(869)	-	(609,516)
Net change in contract owners' equity	10,440,984	1,253,065	(7,824)	(259)	(13,378)	(1,196)	-	(618,423)
Contract owners' equity beginning of period	86,153,478	84,900,413	21,663	21,922	13,378	14,574	-	618,423
Contract owners' equity end of period	$96,594,462	86,153,478	13,839	21,663	-	13,378	-	-
CHANGES IN UNITS:
Beginning units	2,983,354	2,937,303	850	850	-	-	-	40,251
Units purchased	470,810	1,402,958	-	-	-	(6)	-	1,050
Units redeemed	(734,312)	(1,356,907)	(447)	-	-	6	-	(41,301)
Ending units	2,719,852	2,983,354	403	850	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVSIA
	2019	2018
Investment activity:
Net investment income (loss)	$-	7
Realized gain (loss) on investments	-	(485)
Change in unrealized gain (loss) on investments	-	500
Reinvested capital gains	-	-
Net increase (decrease) in contract owners' equity resulting from operations	-	22
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-
Transfers between funds	-	(12,941)
Redemptions (notes 2, 3 and 4)	-	(2)
Adjustments to maintain reserves	-	2
Net equity transactions	-	(12,941)
Net change in contract owners' equity	-	(12,919)
Contract owners' equity beginning of period	-	12,919
Contract owners' equity end of period	$-	-
CHANGES IN UNITS:
Beginning units	-	1,343
Units purchased	-	-
Units redeemed	-	(1,343)
Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)*
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)*
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II (OVCAFS)*
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

*	At December 31, 2019, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Inception Date	Liquidation Date
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	5/18/2018
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	12/31/2018
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	8/31/2018
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6/21/2018
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	6/21/2018
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/19/2018
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/11/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/25/2018
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	6/1/2018
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	9/14/2018
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	9/14/2018
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	6/1/2018
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	6/22/2018
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/8/2018
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	11/16/2018
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	6/1/2018
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)		8/17/2018
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)		4/27/2018

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	5/1/2019
BRVTR3	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	5/1/2019
DVMCSS	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	6/3/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DSIFS	BNY Mellon Stock Index Fund, Inc.: Service Shares	Dreyfus Stock Index Fund, Inc.: Service Shares	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DCAPS	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	6/3/2019
DVDLS	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	6/3/2019
DGI	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares	6/3/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
OVIGS	Invesco Oppenheimer V.I. International Growth Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	5/28/2019
OVMS	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares	5/28/2019
OVCAFS	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVB	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OVIG	Invesco Oppenheimer V.I. International Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVGIS	Invesco Oppenheimer V.I. Main Street Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVSCS	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	5/28/2019
OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019
OVSBS	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	5/28/2019
HVSIT	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund	Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund	5/1/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2019.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Total	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
0.40%	$1,233,775	1,433	-	7	-	-	2,440	307
0.60%	391,860	-	-	25	311	-	667	-
0.65%	266,992	-	-	-	-	-	-	78
0.75%	715,000	-	-	-	-	-	-	300
0.80%	220,109	-	-	-	-	-	-	327
0.85%	995,897	-	-	-	-	-	-	1,255
0.95%	266,700	-	577	-	-	-	-	1,684
1.05%	247,270	-	1,645	-	-	-	-	1,845
1.10%	9,172,978	-	-	-	-	-	-	11,367
1.15%	48,753,975	-	11,599	840	-	2,124	-	68,328
1.20%	280,853	-	114	-	-	-	-	92
1.25%	3,473,051	-	6,866	66	-	-	-	6,804
1.30%	297,280,355	-	-	4,417	-	20,826	-	353,452
1.35%	12,964,434	-	-	-	-	236	-	25,981
1.40%	12,899,893	-	67	45	-	682	-	11,790
1.45%	3,920,014	-	2,264	-	-	-	-	7,998
1.50%	79,602,382	-	3,236	4,515	-	36,496	-	238,276
1.55%	30,297,198	-	7,630	-	-	1,374	-	50,118
1.60%	11,502,161	-	2,048	388	-	14,421	-	61,377
1.65%	10,570,428	-	-	-	-	2,393	-	32,744
1.70%	1,757,091	-	558	-	-	-	-	3,864
1.75%	121,721,518	-	6,828	-	-	31,291	-	218,181
1.80%	5,826,014	-	13,539	1,161	-	13,083	-	19,551
1.85%	23,971,774	-	811	-	-	5,560	-	69,790
1.90%	1,817,279	-	718	-	-	-	-	1,869
1.95%	53,021,164	-	542	511	-	57,879	-	159,934
2.00%	2,502,793	-	-	-	-	655	-	9,669
2.05%	6,734,883	-	3,628	85	-	2,761	-	36,264
2.10%	5,199,058	-	132	-	-	4,341	-	18,145
2.15%	1,967,819	-	1,461	-	-	-	-	4,503
2.20%	10,084,377	-	313	-	-	21,417	-	53,255
2.25%	694,762	-	-	-	-	1,642	-	390
2.30%	5,038,641	-	-	-	-	9,461	-	22,117
2.35%	2,049,157	-	-	-	-	-	-	2,916
2.40%	6,184,280	-	-	-	-	15,791	-	29,981
2.45%	383,828	-	-	-	-	173	-	3,638
2.50%	3,999,950	-	-	-	-	709	-	17,451
2.55%	903,988	-	-	-	-	3,140	-	6,970
2.60%	59,980	-	-	-	-	-	-	-
2.65%	393,684	-	-	-	-	239	-	1,066
2.70%	230,624	-	-	-	-	-	-	51
2.75%	485,067	-	-	-	-	15,223	-	28,538
2.80%	33,319	-	-	-	-	-	-	84
2.85%	280,972	-	-	-	-	-	-	256
2.90%	16,616	-	-	-	-	-	-	-
2.95%	38,845	-	-	-	-	-	-	-
3.00%	36,746	-	-	-	-	-	-	-
3.05%	3,068	-	-	-	-	-	-	-
3.10%	673	-	-	-	-	-	-	-
3.40%	1,876	-	-	-	-	-	-	-
Totals	$780,495,171	$1,433	$64,576	$12,060	$311	$261,917	$3,107	$1,582,606

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
0.40%	$-	-	85	6,458	-	-	-	-
0.60%	-	360	-	989	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	965	-	171	-
0.85%	-	-	-	-	-	-	-	-
0.95%	1,118	-	-	-	-	-	-	719
1.05%	2,388	-	-	-	-	-	-	3,808
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	-	-	-	10,761
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	-	4,771
1.30%	-	-	-	-	265,921	331	132,835	-
1.35%	-	-	-	-	-	-	-	2,048
1.40%	-	-	-	-	84,534	92	47,363	2,295
1.45%	-	-	-	-	-	-	-	391
1.50%	-	-	-	-	-	-	-	2,763
1.55%	-	-	-	-	-	-	-	11,785
1.60%	-	-	-	-	-	-	-	576
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	93
1.75%	-	-	-	-	-	-	-	1,583
1.80%	-	-	-	-	-	-	-	942
1.85%	-	-	-	-	-	-	-	1,189
1.90%	-	-	-	-	-	-	-	1,988
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,299
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	206
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	144
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,506	$360	$85	$7,447	$351,420	$423	$180,369	$47,361

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
0.40%	$1,114	-	4,406	1,861	154	943	304	-
0.60%	-	-	635	-	584	1,367	2,447	1,841
0.65%	1,659	-	-	385	-	-	-	-
0.75%	8,761	-	-	2,331	-	-	-	-
0.80%	336	-	1,297	-	-	-	-	-
0.85%	9,653	-	-	4,706	-	-	-	-
0.95%	5,800	-	-	2,607	-	-	-	-
1.05%	1,821	-	-	893	-	-	-	-
1.10%	28,146	-	-	16,832	-	-	-	-
1.15%	227,231	-	-	136,669	-	-	-	-
1.20%	551	-	-	480	-	-	-	-
1.25%	16,953	-	-	17,680	-	-	-	-
1.30%	887,960	36	93,198	486,064	-	-	-	-
1.35%	60,339	-	-	67,132	-	-	-	-
1.40%	45,124	57	28,202	8,665	-	-	-	-
1.45%	23,123	-	-	18,747	-	-	-	-
1.50%	275,212	-	-	368,615	-	-	-	-
1.55%	183,800	-	-	94,245	-	-	-	-
1.60%	55,774	-	-	101,858	-	-	-	-
1.65%	46,111	-	-	46,814	-	-	-	-
1.70%	8,459	-	-	4,710	-	-	-	-
1.75%	610,434	-	-	359,040	-	-	-	-
1.80%	25,246	-	-	44,970	-	-	-	-
1.85%	115,988	-	-	79,466	-	-	-	-
1.90%	4,488	-	-	10,026	-	-	-	-
1.95%	230,412	-	-	317,200	-	-	-	-
2.00%	15,263	-	-	8,805	-	-	-	-
2.05%	19,029	-	-	37,879	-	-	-	-
2.10%	26,470	-	-	25,518	-	-	-	-
2.15%	5,720	-	-	1,842	-	-	-	-
2.20%	68,439	-	-	65,219	-	-	-	-
2.25%	3,197	-	-	2,684	-	-	-	-
2.30%	28,037	-	-	20,982	-	-	-	-
2.35%	3,864	-	-	1,792	-	-	-	-
2.40%	17,316	-	-	55,077	-	-	-	-
2.45%	808	-	-	3,210	-	-	-	-
2.50%	5,186	-	-	5,864	-	-	-	-
2.55%	3,725	-	-	3,949	-	-	-	-
2.60%	404	-	-	355	-	-	-	-
2.65%	356	-	-	5,307	-	-	-	-
2.70%	343	-	-	-	-	-	-	-
2.75%	-	-	-	8,853	-	-	-	-
2.80%	-	-	-	13	-	-	-	-
2.85%	260	-	-	1,622	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,072,912	$93	$127,738	$2,440,967	$738	$2,310	$2,751	$1,841

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
0.40%	$-	-	76	-	449	1,574	10,568	3,416
0.60%	-	-	-	-	1,124	1,036	4,234	4,620
0.65%	-	-	-	-	-	-	-	154
0.75%	-	-	-	-	-	-	-	2,165
0.80%	-	-	-	-	-	-	-	640
0.85%	-	-	-	-	-	-	-	4,349
0.95%	-	-	-	-	-	-	-	1,143
1.05%	-	-	-	-	-	-	-	1,874
1.10%	-	-	-	-	1,120	1,302	1,810	20,931
1.15%	-	-	240,641	-	31,941	19,027	80,514	74,337
1.20%	-	-	-	-	-	-	-	451
1.25%	-	-	-	-	1,120	1,243	1,066	24,768
1.30%	131,871	6,341	4,459,544	8,214	1,773,967	256,411	3,136,849	601,091
1.35%	-	-	89,766	-	10,884	4,197	12,358	101,673
1.40%	-	-	-	-	13,238	4,301	11,641	37,711
1.45%	-	-	-	-	6,461	1,999	1,160	30,289
1.50%	-	-	1,285,022	-	426,925	122,868	432,328	1,311,237
1.55%	-	-	-	-	16,558	12,041	18,187	132,460
1.60%	-	-	165,282	-	33,804	24,873	14,346	296,648
1.65%	-	-	113,989	-	63,546	21,307	76,951	116,331
1.70%	-	-	659	-	232	61	14	14,828
1.75%	-	-	2,664,421	-	297,048	31,329	307,696	816,811
1.80%	-	-	22,475	-	34,921	5,700	35,040	86,746
1.85%	-	-	669,286	-	176,017	21,670	141,811	82,171
1.90%	-	-	-	-	11,984	1,644	193	2,912
1.95%	-	-	654,381	-	261,312	68,299	195,867	938,558
2.00%	-	-	-	-	4,852	2,793	3,621	15,330
2.05%	-	-	181,460	-	30,286	1,451	20,462	62,169
2.10%	-	-	38,107	-	15,764	3,310	21,189	74,377
2.15%	-	-	421	-	2,627	-	2,422	53,999
2.20%	-	-	310,284	-	18,276	6,132	10,610	187,220
2.25%	-	-	6,864	-	2,323	39	-	10,424
2.30%	-	-	78,944	-	11,401	5,946	10,447	96,170
2.35%	-	-	-	-	211	-	-	-
2.40%	-	-	167,292	-	45,023	11,671	24,349	115,015
2.45%	-	-	5,334	-	242	1,157	2,637	2,970
2.50%	-	-	51,842	-	41,046	1,296	36,730	16,725
2.55%	-	-	701	-	1,135	95	3,237	5,183
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	642
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	6,455	-	-	-	-	4,718
2.80%	-	-	-	-	175	-	-	-
2.85%	-	-	434	-	2,299	-	2,996	594
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$131,871	$6,341	$11,213,680	$8,214	$3,338,311	$634,772	$4,621,333	$5,353,850

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
0.40%	$317	419	-	129	-	-	994	-
0.60%	998	-	-	-	-	-	622	-
0.65%	-	1,097	-	1,630	-	-	1,079	-
0.75%	-	4,318	-	14,381	-	-	3,662	-
0.80%	-	2,842	16,492	-	2,259	2,561	-	-
0.85%	-	10,526	-	27,213	-	-	7,596	-
0.95%	-	2,976	-	24,258	-	-	1,007	196
1.05%	-	5,994	-	22,434	-	-	6,390	1,293
1.10%	380	8,947	-	36,281	-	-	7,560	3
1.15%	10,241	129,133	-	244,276	-	-	97,659	3,275
1.20%	-	1,185	-	11,519	-	-	-	-
1.25%	1,179	12,526	-	26,061	-	-	9,445	2,161
1.30%	121,885	195,722	1,940,095	203,128	374,201	250,278	315,054	-
1.35%	8,944	29,729	-	67,029	-	-	30,943	-
1.40%	198	40,211	909,513	17,544	103,372	85,869	7,243	220
1.45%	904	22,824	-	66,010	-	-	14,698	-
1.50%	123,110	86,379	-	210,112	-	-	156,521	61
1.55%	8,781	93,154	-	193,318	-	-	64,313	1,715
1.60%	10,509	24,910	-	50,315	-	-	63,728	-
1.65%	16,190	8,773	-	25,538	-	-	18,781	-
1.70%	252	4,674	-	14,486	-	-	6,624	771
1.75%	31,642	184,680	-	398,139	-	-	244,550	88
1.80%	12,000	18,011	-	23,718	-	-	22,040	642
1.85%	7,494	18,974	-	52,538	-	-	53,561	188
1.90%	627	2,631	-	10,543	-	-	3,341	-
1.95%	100,670	41,472	-	58,222	-	-	123,127	523
2.00%	2,719	3,501	-	15,880	-	-	3,180	-
2.05%	7,689	4,483	-	15,371	-	-	9,128	-
2.10%	7,284	16,335	-	17,259	-	-	15,483	141
2.15%	422	4,781	-	2,883	-	-	1,956	-
2.20%	8,681	14,855	-	36,943	-	-	30,800	-
2.25%	1,172	125	-	3,548	-	-	55	123
2.30%	3,620	4,190	-	23,085	-	-	18,470	-
2.35%	-	864	-	1,272	-	-	631	-
2.40%	10,603	1,018	-	890	-	-	6,206	-
2.45%	-	768	-	12	-	-	73	-
2.50%	1,472	281	-	-	-	-	9,714	-
2.55%	113	964	-	5,804	-	-	3,694	-
2.60%	-	-	-	-	-	-	-	-
2.65%	646	-	-	-	-	-	416	-
2.70%	-	-	-	-	-	-	106	-
2.75%	348	-	-	-	-	-	573	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,421	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$502,511	$1,004,272	$2,866,100	$1,921,769	$479,832	$338,708	$1,361,023	$11,400

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
0.40%	$-	-	3,651	8,337	2,973	3,281	-	-
0.60%	-	-	270	2,520	2,118	4,078	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	11,538	-	-	-	-	-	-
0.80%	243	-	-	-	-	-	-	72
0.85%	-	6,508	1,156	-	-	-	-	-
0.95%	-	8,037	-	-	-	-	30	-
1.05%	-	21,502	-	-	-	-	-	-
1.10%	-	-	489	-	336	-	-	-
1.15%	-	-	3,278	-	18,378	31,573	2,098	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	77	-	1,771	1,787	809	-
1.30%	132,505	-	29,026	-	239,099	247,876	-	45,196
1.35%	-	3,202	45	-	19,852	37,831	-	-
1.40%	41,082	-	177	-	7,858	1,215	28	19,701
1.45%	-	-	67	-	1,454	6,691	395	-
1.50%	-	-	13,753	-	156,276	231,754	47	-
1.55%	-	-	1,272	-	11,352	36,471	1,829	-
1.60%	-	-	1,236	-	31,929	73,830	878	-
1.65%	-	-	2,582	-	20,803	44,954	-	-
1.70%	-	-	-	-	1,377	381	67	-
1.75%	-	-	1,137	-	67,872	57,607	241	-
1.80%	-	-	7,950	-	18,055	24,524	212	-
1.85%	-	-	12,408	-	32,418	82,470	844	-
1.90%	-	-	-	-	1,605	6,697	176	-
1.95%	-	-	2,987	-	124,523	135,919	-	-
2.00%	-	-	340	-	3,709	3,786	-	-
2.05%	-	-	-	-	34,518	30,786	-	-
2.10%	-	-	218	-	2,978	6,772	-	-
2.15%	-	-	-	-	3,438	489	-	-
2.20%	-	-	-	-	38,915	6,624	-	-
2.25%	-	-	-	-	1,963	645	150	-
2.30%	-	-	-	-	14,731	4,556	-	-
2.35%	-	-	-	-	982	-	-	-
2.40%	-	-	3,229	-	28,241	65,920	-	-
2.45%	-	-	-	-	792	928	-	-
2.50%	-	-	-	-	7,769	3,395	-	-
2.55%	-	-	-	-	3,276	7,022	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	219	554	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	233	414	-	-
2.80%	-	-	-	-	13	162	-	-
2.85%	-	-	-	-	1,743	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$173,830	$50,787	$85,348	$10,857	$903,569	$1,160,992	$7,804	$64,969

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
0.40%	$-	57	177	-	-	-	-	21,124
0.60%	-	608	1,905	-	-	-	-	1,546
0.65%	-	-	-	-	-	-	-	-
0.75%	-	20	-	-	-	-	-	-
0.80%	-	-	-	4,818	-	1,498	834	-
0.85%	-	4,224	-	-	-	-	-	-
0.95%	2,335	-	-	-	-	-	-	-
1.05%	649	-	-	-	-	-	-	-
1.10%	790	-	-	-	416	-	-	2,730
1.15%	38,361	912	3,180	-	14,546	-	-	124,910
1.20%	5,428	291	-	-	7,583	-	-	-
1.25%	12,547	10	-	-	5,470	-	-	10,854
1.30%	-	21,256	11,130	2,535,270	-	328,941	967,681	5,050,282
1.35%	8,164	2,174	2,510	-	3,358	-	-	31,535
1.40%	14,951	528	330	994,981	2,870	175,642	188,659	17,276
1.45%	10,889	-	-	-	936	-	-	3,358
1.50%	6,115	27,381	9,900	-	2,579	-	-	799,729
1.55%	70,853	852	824	-	18,257	-	-	26,775
1.60%	4,190	3,710	1,136	-	345	-	-	77,608
1.65%	3,717	5,216	1,231	-	479	-	-	122,272
1.70%	3,850	331	219	-	296	-	-	629
1.75%	29,016	1,305	2,025	-	2,134	-	-	270,489
1.80%	7,816	2,541	738	-	4,841	-	-	89,172
1.85%	1,043	2,607	569	-	1,302	-	-	195,776
1.90%	701	-	-	-	2,831	-	-	-
1.95%	-	10,361	2,248	-	2,235	-	-	322,205
2.00%	106	468	197	-	-	-	-	1,829
2.05%	3,812	10,837	531	-	196	-	-	17,524
2.10%	176	379	-	-	-	-	-	15,121
2.15%	1,788	77	-	-	73	-	-	6,026
2.20%	8,562	2,193	187	-	-	-	-	31,771
2.25%	517	-	-	-	-	-	-	2,319
2.30%	466	629	211	-	180	-	-	13,605
2.35%	-	863	-	-	-	-	-	-
2.40%	-	1,380	880	-	-	-	-	13,413
2.45%	-	-	-	-	-	-	-	2,804
2.50%	-	250	-	-	-	-	-	29,856
2.55%	-	-	-	-	-	-	-	174
2.60%	-	-	-	-	-	-	-	-
2.65%	-	182	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$236,842	$101,642	$40,128	$3,535,069	$70,927	$506,081	$1,157,174	$7,302,712

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
0.40%	$473	877	-	-	-	-	-	-
0.60%	1,576	-	-	-	-	-	-	-
0.65%	41	1,707	-	-	-	-	-	-
0.75%	943	2,264	-	-	-	-	-	-
0.80%	1,416	-	677	-	363	-	2,314	-
0.85%	4,293	9,373	-	-	-	-	-	-
0.95%	1,053	890	-	-	-	-	-	-
1.05%	531	107	-	-	-	-	-	-
1.10%	2,614	33,279	-	52,210	-	191,972	-	1,045
1.15%	62,543	328,675	-	224,618	-	894,301	-	56,354
1.20%	390	1,633	-	1,168	-	3,591	-	130
1.25%	4,563	35,270	-	5,275	-	51,748	-	28,587
1.30%	171,001	1,022,751	43,889	1,596,880	105,701	1,607,421	145,482	136,608
1.35%	19,564	103,213	-	59,874	-	176,393	-	46,662
1.40%	17,994	13,861	20,501	14,749	9,098	13,588	13,989	2,572
1.45%	4,756	49,158	-	14,217	-	42,496	-	2,364
1.50%	163,520	665,292	-	344,583	-	503,358	-	219,064
1.55%	44,867	219,711	-	101,165	-	359,346	-	36,656
1.60%	31,175	182,518	-	40,431	-	66,162	-	27,577
1.65%	22,123	87,326	-	56,139	-	45,001	-	16,063
1.70%	1,949	10,773	-	8,027	-	13,152	-	434
1.75%	125,328	587,869	-	551,194	-	1,112,506	-	127,488
1.80%	16,788	74,064	-	20,669	-	30,450	-	12,507
1.85%	43,888	166,833	-	189,176	-	123,459	-	20,926
1.90%	3,217	7,461	-	6,825	-	28,104	-	17,997
1.95%	150,659	498,928	-	143,608	-	302,487	-	213,907
2.00%	3,298	29,980	-	7,267	-	28,659	-	4,371
2.05%	23,019	87,726	-	30,951	-	21,172	-	19,279
2.10%	11,199	48,138	-	14,191	-	41,391	-	20,477
2.15%	4,023	27,911	-	6,633	-	5,480	-	4,749
2.20%	26,083	56,080	-	53,402	-	102,512	-	7,681
2.25%	1,051	6,274	-	463	-	975	-	2,202
2.30%	13,041	26,171	-	14,008	-	32,747	-	10,951
2.35%	853	2,307	-	129	-	5,683	-	-
2.40%	22,432	39,505	-	9,795	-	43,108	-	17,600
2.45%	792	6,644	-	1,219	-	227	-	1,121
2.50%	8,789	18,646	-	37,894	-	6,553	-	13,194
2.55%	6,190	3,597	-	2,406	-	5,427	-	436
2.60%	-	-	-	-	-	-	-	1,192
2.65%	156	424	-	677	-	-	-	-
2.70%	-	94	-	-	-	1,768	-	-
2.75%	1,828	9,152	-	-	-	-	-	-
2.80%	68	-	-	-	-	-	-	-
2.85%	206	356	-	8,659	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,020,293	$4,466,838	$65,067	$3,618,502	$115,162	$5,861,237	$161,785	$1,070,194

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
0.40%	$21,114	-	9,792	-	28,514	-	2,159	-
0.60%	6,071	-	8,000	-	4,398	-	1,108	-
0.65%	-	-	1,389	-	1,862	-	1,348	-
0.75%	-	-	8,833	-	13,228	-	3,919	-
0.80%	-	17,013	-	1,467	-	4,597	-	1,366
0.85%	-	-	14,117	-	20,151	-	6,991	-
0.95%	-	-	1,565	-	2,192	-	1,744	-
1.05%	-	-	2,523	-	4,073	-	4,874	-
1.10%	80	-	23,012	-	66,297	-	33,503	-
1.15%	78,623	-	251,879	-	595,356	-	407,265	-
1.20%	-	-	10,346	-	4,066	-	1,505	-
1.25%	119	-	24,540	-	29,950	-	31,356	-
1.30%	4,267,291	4,188,360	1,341,299	125,902	5,651,873	162,512	566,442	544,374
1.35%	6,442	-	119,960	-	116,037	-	124,710	-
1.40%	3,214	974,309	11,144	48,154	39,009	49,975	15,869	111,645
1.45%	3,876	-	33,707	-	60,663	-	40,399	-
1.50%	525,913	-	1,115,203	-	833,324	-	399,663	-
1.55%	8,334	-	167,758	-	433,151	-	266,858	-
1.60%	19,379	-	271,287	-	96,216	-	131,606	-
1.65%	76,379	-	152,827	-	147,453	-	60,846	-
1.70%	-	-	13,321	-	18,461	-	12,104	-
1.75%	152,126	-	660,661	-	1,041,902	-	603,534	-
1.80%	58,188	-	72,327	-	89,380	-	62,049	-
1.85%	183,100	-	295,645	-	326,796	-	157,067	-
1.90%	-	-	24,230	-	18,058	-	8,753	-
1.95%	232,460	-	890,788	-	386,739	-	363,952	-
2.00%	2,514	-	33,984	-	21,451	-	15,216	-
2.05%	79,222	-	130,085	-	58,065	-	41,552	-
2.10%	8,784	-	81,068	-	55,170	-	43,910	-
2.15%	-	-	10,148	-	16,853	-	17,368	-
2.20%	12,288	-	110,719	-	49,149	-	79,777	-
2.25%	-	-	5,625	-	2,939	-	2,080	-
2.30%	6,560	-	62,618	-	25,882	-	35,189	-
2.35%	4,687	-	5,469	-	21,318	-	1,352	-
2.40%	14,944	-	124,537	-	72,439	-	33,470	-
2.45%	6,138	-	2,338	-	3,622	-	3,523	-
2.50%	27,051	-	29,845	-	52,116	-	13,433	-
2.55%	659	-	4,868	-	2,403	-	2,389	-
2.60%	-	-	-	-	-	-	352	-
2.65%	1,380	-	5,975	-	2,127	-	2,251	-
2.70%	-	-	654	-	476	-	659	-
2.75%	-	-	1,863	-	-	-	1,744	-
2.80%	-	-	1,216	-	751	-	1,070	-
2.85%	-	-	3,612	-	893	-	427	-
2.90%	-	-	-	-	261	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,806,936	$5,179,682	$6,140,777	$175,523	$10,415,064	$217,084	$3,605,386	$657,385

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
0.40%	$692	-	1,848	1,427	-	365	3,771	-
0.60%	-	-	2,081	1,968	-	-	1,917	-
0.65%	1,026	-	-	324	-	498	-	-
0.75%	2,018	-	-	5,453	-	1,835	-	-
0.80%	-	288	-	829	-	1,186	-	298
0.85%	3,701	-	-	4,370	-	4,327	-	1,652
0.95%	810	-	-	2,018	2,009	4,061	-	108
1.05%	1,045	-	-	1,883	2,725	930	-	645
1.10%	10,467	-	315	16,147	2,144	17,932	-	1,891
1.15%	94,589	-	2,198	164,476	100,980	171,024	-	24,337
1.20%	605	-	-	125	1,045	13,230	-	-
1.25%	9,792	-	376	18,128	27,509	18,728	-	1,310
1.30%	360,381	40,152	23,845	573,996	1,281	133,936	-	15,600
1.35%	35,496	-	1,862	116,396	27,769	49,567	-	6,020
1.40%	3,984	9,942	466	110,659	12,556	31,161	-	11,371
1.45%	16,786	-	17	27,078	21,589	28,372	-	1,939
1.50%	194,563	-	36,438	603,972	19,185	56,131	-	6,119
1.55%	65,568	-	2,057	119,977	139,602	175,107	-	19,831
1.60%	26,897	-	3,698	259,465	9,986	32,441	-	2,141
1.65%	22,375	-	10,568	90,253	2,482	16,416	-	1,207
1.70%	3,543	-	-	9,982	7,550	4,586	-	888
1.75%	232,349	-	3,525	507,115	47,529	231,008	-	18,882
1.80%	15,177	-	3,102	90,915	21,441	9,279	-	3,847
1.85%	64,852	-	3,079	63,628	11,585	20,690	-	249
1.90%	4,200	-	284	979	9,492	2,689	-	1,704
1.95%	160,227	-	12,018	534,192	5,615	44,131	-	6,458
2.00%	4,370	-	868	13,605	37	8,568	-	36
2.05%	15,354	-	10,414	24,559	5,939	6,472	-	560
2.10%	20,674	-	144	38,401	5,752	14,958	-	1,124
2.15%	2,348	-	2	10,951	930	8,406	-	2,718
2.20%	27,350	-	714	67,592	8,255	17,235	-	223
2.25%	2,397	-	144	5,842	188	750	-	127
2.30%	21,596	-	613	53,997	833	8,024	-	1,613
2.35%	853	-	897	545	-	8,046	-	195
2.40%	13,208	-	2,779	110,732	106	54	-	-
2.45%	942	-	-	2,986	-	86	-	-
2.50%	4,936	-	311	9,137	263	1,274	-	174
2.55%	658	-	-	41,555	-	1,158	-	-
2.60%	-	-	-	485	-	-	-	-
2.65%	534	-	192	2,681	-	161	-	-
2.70%	323	-	-	-	-	387	-	-
2.75%	173	-	-	53,030	-	-	-	-
2.80%	305	-	-	572	-	-	-	-
2.85%	451	-	-	331	-	-	-	-
2.90%	-	-	-	-	-	88	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,447,615	$50,382	$124,855	$3,762,756	$496,377	$1,145,297	$5,688	$133,267

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
0.40%	$-	3,581	2,235	3,986	-	2,462	121	22
0.60%	-	1,717	147	2,581	-	434	-	-
0.65%	-	44	-	-	-	-	-	-
0.75%	485	2,392	-	-	-	-	-	-
0.80%	261	915	-	-	-	-	-	-
0.85%	-	1,417	-	-	-	-	-	-
0.95%	1,037	1,656	341	-	-	-	-	-
1.05%	473	2,148	521	-	-	-	-	-
1.10%	12,257	3,514	2,605	-	-	-	-	-
1.15%	79,430	77,911	21,361	-	-	-	1,810	-
1.20%	376	107	-	-	-	-	-	-
1.25%	9,393	7,603	3,453	-	-	-	-	-
1.30%	15,096	268,825	201,809	-	4,208	-	26,471	-
1.35%	16,802	41,972	23,642	-	-	-	362	-
1.40%	9,070	37,564	2,433	-	-	-	87	-
1.45%	17,346	25,215	2,191	-	-	-	26	-
1.50%	19,157	280,253	257,944	-	8,644	-	45,444	-
1.55%	71,172	56,693	22,215	-	-	-	49	-
1.60%	6,015	128,828	108,894	-	99	-	8,657	-
1.65%	6,355	35,380	30,011	-	-	-	2,713	-
1.70%	4,069	4,829	1,979	-	-	-	-	-
1.75%	98,608	196,560	213,280	-	846	-	26,745	-
1.80%	8,335	49,303	26,042	-	475	-	1,862	-
1.85%	5,286	33,041	14,014	-	22	-	13,434	-
1.90%	1,236	-	-	-	-	-	-	-
1.95%	13,169	231,916	267,732	-	673	-	27,176	-
2.00%	1,213	5,425	17,182	-	-	-	-	-
2.05%	1,912	23,164	37,378	-	-	-	4,628	-
2.10%	7,348	9,909	17,230	-	98	-	2,934	-
2.15%	2,598	11,449	4,059	-	-	-	142	-
2.20%	4,072	38,912	56,039	-	-	-	4,192	-
2.25%	1,079	4,682	2,725	-	-	-	710	-
2.30%	2,555	14,672	26,223	-	-	-	356	-
2.35%	1,098	392	1,444	-	-	-	-	-
2.40%	-	29,920	39,784	-	-	-	1,136	-
2.45%	142	477	918	-	-	-	-	-
2.50%	38	7,157	14,059	-	-	-	126	-
2.55%	-	4,888	2,881	-	-	-	-	-
2.60%	-	656	-	-	-	-	-	-
2.65%	-	30	1,266	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	1,539	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	182	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$417,483	$1,646,838	$1,424,037	$6,567	$15,065	$2,896	$169,181	$22

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
0.40%	$449	-	111	-	574	-	-	-
0.60%	827	-	-	-	344	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	1,277	-	-	-	-
0.80%	-	814	-	597	-	-	509	313
0.85%	-	-	202	1,072	-	-	-	-
0.95%	-	802	-	1,274	-	-	-	-
1.05%	-	85	-	455	-	-	-	-
1.10%	-	23	176	1,850	-	439	-	-
1.15%	4,616	14,485	3,647	27,637	-	16,149	-	-
1.20%	-	17	-	776	-	-	-	-
1.25%	26	1,301	75	6,894	-	1,051	-	-
1.30%	31,561	5,997	48,130	40,797	-	273,639	215,556	134,992
1.35%	4,718	831	2,625	7,362	-	7,962	-	-
1.40%	503	5,838	230	2,931	-	574	98,384	79,559
1.45%	105	980	19	3,169	-	2,430	-	-
1.50%	49,230	4,520	31,250	13,759	-	195,588	-	-
1.55%	1,611	12,170	2,446	24,359	-	6,622	-	-
1.60%	14,333	938	7,038	2,533	-	9,782	-	-
1.65%	6,715	39	5,210	1,298	-	20,132	-	-
1.70%	-	1,376	330	628	-	1,037	-	-
1.75%	22,183	3,560	39,716	39,276	-	74,344	-	-
1.80%	6,038	1,016	1,796	2,219	-	9,041	-	-
1.85%	3,956	1,961	5,839	3,786	-	33,608	-	-
1.90%	-	200	-	933	-	601	-	-
1.95%	55,608	5,035	43,631	15,666	-	148,093	-	-
2.00%	5,847	25	384	772	-	1,730	-	-
2.05%	2,797	1,643	3,488	652	-	9,434	-	-
2.10%	2,554	798	8,325	16,915	-	5,984	-	-
2.15%	1,136	229	3,040	1,191	-	656	-	-
2.20%	9,759	2,423	3,391	455	-	9,348	-	-
2.25%	1,414	-	964	134	-	942	-	-
2.30%	2,497	-	14,219	1,377	-	12,870	-	-
2.35%	-	154	358	203	-	-	-	-
2.40%	6,489	-	5,501	-	-	15,368	-	-
2.45%	745	-	-	-	-	-	-	-
2.50%	930	-	1,392	146	-	5,865	-	-
2.55%	403	-	7,088	-	-	876	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	72	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	232	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	381	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$237,050	$67,260	$240,925	$222,393	$918	$864,546	$314,449	$214,864

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
0.40%	$2,545	-	4,625	2,394	1,970	-	393	-
0.60%	1,212	-	2,258	956	-	-	-	-
0.65%	-	177	-	-	2,203	-	584	-
0.75%	-	2,976	-	-	4,480	-	1,688	-
0.80%	2,629	-	-	249	-	422	-	751
0.85%	-	2,638	-	-	8,430	-	2,023	-
0.95%	-	12,114	-	-	1,397	-	2,004	-
1.05%	-	6,433	-	-	863	-	3,401	-
1.10%	-	3,966	-	-	36,866	-	7,100	-
1.15%	-	168,541	-	-	321,567	-	99,449	-
1.20%	-	1,600	-	-	3,303	-	-	-
1.25%	-	37,296	-	-	25,679	-	6,691	-
1.30%	1,208,403	302,299	-	105,566	385,091	52,794	295,233	120,092
1.35%	-	96,092	-	-	87,953	-	48,545	-
1.40%	497,558	8,829	-	34,240	27,630	19,618	5,967	24,397
1.45%	-	34,608	-	-	30,970	-	14,066	-
1.50%	-	341,130	-	-	255,062	-	260,652	-
1.55%	-	90,921	-	-	322,277	-	87,923	-
1.60%	-	71,475	-	-	61,449	-	41,228	-
1.65%	-	21,690	-	-	46,457	-	28,535	-
1.70%	-	5,216	-	-	7,144	-	2,693	-
1.75%	-	186,422	-	-	605,347	-	210,964	-
1.80%	-	41,806	-	-	22,341	-	25,397	-
1.85%	-	38,548	-	-	146,339	-	37,156	-
1.90%	-	2,528	-	-	6,491	-	2,901	-
1.95%	-	162,307	-	-	220,600	-	176,441	-
2.00%	-	3,004	-	-	9,452	-	4,726	-
2.05%	-	56,014	-	-	19,259	-	22,560	-
2.10%	-	26,278	-	-	30,112	-	33,829	-
2.15%	-	2,190	-	-	5,151	-	3,986	-
2.20%	-	53,898	-	-	34,294	-	26,255	-
2.25%	-	739	-	-	3,438	-	2,164	-
2.30%	-	23,808	-	-	23,595	-	27,859	-
2.35%	-	3,221	-	-	13,841	-	282	-
2.40%	-	45,220	-	-	40,425	-	22,600	-
2.45%	-	152	-	-	1,246	-	638	-
2.50%	-	8,539	-	-	9,844	-	4,174	-
2.55%	-	13,422	-	-	5,063	-	3,247	-
2.60%	-	-	-	-	-	-	352	-
2.65%	-	1,015	-	-	327	-	3,674	-
2.70%	-	-	-	-	310	-	-	-
2.75%	-	3,023	-	-	1,266	-	-	-
2.80%	-	100	-	-	108	-	-	-
2.85%	-	-	-	-	1,424	-	356	-
2.90%	-	-	-	-	178	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,712,347	$1,880,235	$6,883	$143,405	$2,831,242	$72,834	$1,517,736	$145,240

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
0.40%	$-	-	6,210	23,226	12,284	766	24	609
0.60%	-	-	963	8,440	12,232	2,401	-	2,473
0.65%	-	-	-	-	-	7	-	1,093
0.75%	-	64	-	-	-	2,732	-	1,240
0.80%	881	-	-	-	-	586	-	-
0.85%	-	510	-	-	-	137	-	601
0.95%	-	613	-	-	-	162	-	-
1.05%	-	1,037	-	-	-	418	-	-
1.10%	-	158	-	-	-	4,017	-	554
1.15%	-	14,491	-	-	-	44,301	-	30,560
1.20%	-	51	-	-	-	-	-	-
1.25%	-	1,647	-	-	-	9,574	-	1,741
1.30%	12,513	273	-	-	-	252,842	-	181,893
1.35%	-	6,560	-	-	-	38,241	-	21,955
1.40%	7,505	2,705	-	-	-	11,782	-	12,399
1.45%	-	9,466	-	-	-	5,840	-	3,234
1.50%	-	3,618	-	-	-	444,414	-	190,393
1.55%	-	12,426	-	-	-	54,973	-	17,248
1.60%	-	18,590	-	-	-	230,555	-	171,843
1.65%	-	1,330	-	-	-	53,849	-	33,095
1.70%	-	408	-	-	-	4,184	-	2,317
1.75%	-	6,195	-	-	-	394,656	-	133,793
1.80%	-	6,831	-	-	-	70,678	-	54,491
1.85%	-	290	-	-	-	40,313	-	69,132
1.90%	-	1,684	-	-	-	965	-	7,623
1.95%	-	1,313	-	-	-	433,089	-	165,439
2.00%	-	300	-	-	-	46,603	-	2,407
2.05%	-	-	-	-	-	28,796	-	36,815
2.10%	-	80	-	-	-	34,748	-	10,443
2.15%	-	105	-	-	-	23,936	-	3,787
2.20%	-	588	-	-	-	129,807	-	41,933
2.25%	-	875	-	-	-	12,934	-	2,189
2.30%	-	-	-	-	-	33,873	-	17,855
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	93,953	-	50,699
2.45%	-	-	-	-	-	2,867	-	3,950
2.50%	-	-	-	-	-	10,763	-	4,852
2.55%	-	-	-	-	-	10,916	-	5,058
2.60%	-	-	-	-	-	-	-	466
2.65%	-	-	-	-	-	8,653	-	5,259
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	2,897	-	831
2.80%	-	-	-	-	-	-	-	508
2.85%	-	-	-	-	-	1,241	-	505
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$20,899	$92,208	$7,173	$31,666	$24,516	$2,543,469	$24	$1,291,283

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
0.40%	$4,240	34	5,101	90,861	180,099	19,974	2	-
0.60%	3,026	54	174	3,741	264	191	44	-
0.65%	179	-	-	-	-	-	-	-
0.75%	451	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	273
0.85%	748	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	310	-	-	-	-	-	-	-
1.15%	36,439	-	-	-	-	-	14	-
1.20%	-	-	-	-	-	-	-	-
1.25%	1,488	-	-	-	-	-	-	-
1.30%	387,801	-	-	-	-	-	886	110,685
1.35%	46,762	-	-	-	-	-	-	-
1.40%	10,611	-	-	-	-	-	-	38,400
1.45%	2,080	-	-	-	-	-	-	-
1.50%	336,952	-	-	-	-	-	299	-
1.55%	20,348	-	-	-	-	-	-	-
1.60%	96,346	-	-	-	-	-	-	-
1.65%	46,292	-	-	-	-	-	-	-
1.70%	3,573	-	-	-	-	-	-	-
1.75%	232,307	-	-	-	-	-	94	-
1.80%	42,660	-	-	-	-	-	-	-
1.85%	70,717	-	-	-	-	-	-	-
1.90%	3,273	-	-	-	-	-	-	-
1.95%	208,910	-	-	-	-	-	-	-
2.00%	12,393	-	-	-	-	-	-	-
2.05%	54,608	-	-	-	-	-	-	-
2.10%	9,786	-	-	-	-	-	-	-
2.15%	2,145	-	-	-	-	-	-	-
2.20%	40,695	-	-	-	-	-	-	-
2.25%	4,927	-	-	-	-	-	-	-
2.30%	48,778	-	-	-	-	-	-	-
2.35%	4,799	-	-	-	-	-	-	-
2.40%	31,567	-	-	-	-	-	-	-
2.45%	1,856	-	-	-	-	-	-	-
2.50%	8,167	-	-	-	-	-	-	-
2.55%	4,227	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	3,536	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,955	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,784,952	$88	$5,275	$94,602	$180,363	$20,165	$1,339	$149,358

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
0.40%	$1,132	6,514	1,446	1,246	4,356	-	2,595	9,508
0.60%	1,482	2,866	3,722	553	4,773	-	3,391	1,868
0.65%	-	-	-	1,338	178	-	-	-
0.75%	-	-	-	9,127	2,425	880	-	-
0.80%	-	-	-	7,250	2,981	1,734	-	-
0.85%	-	-	-	7,494	13,583	946	-	-
0.95%	19,615	-	-	12,189	2,385	5,151	-	-
1.05%	33,011	-	-	10,812	2,597	4,466	-	-
1.10%	230	-	1,695	19,672	4,593	2,305	481	283
1.15%	15,020	-	19,231	194,832	64,476	43,224	10,497	29,815
1.20%	-	-	-	321	-	-	-	-
1.25%	5,276	-	2,515	19,479	8,384	8,180	1,265	1,761
1.30%	110	-	407,459	453,555	583,074	131,776	120,896	330,268
1.35%	-	-	8,772	70,987	45,222	15,249	11,170	4,472
1.40%	902	-	3,177	69,926	49,664	25,898	1,095	2,451
1.45%	3,189	-	3,495	17,912	5,582	6,688	7,837	1,439
1.50%	7,603	-	109,779	175,184	455,992	64,330	210,208	80,002
1.55%	9,800	-	13,707	136,870	61,532	38,351	13,895	9,370
1.60%	3,912	-	19,698	55,544	80,077	22,877	21,535	6,015
1.65%	-	-	15,520	33,036	90,566	6,064	16,192	11,827
1.70%	2,428	-	300	4,831	5,621	1,935	658	-
1.75%	6,609	-	151,375	384,155	138,443	46,469	28,694	55,138
1.80%	1,234	-	12,994	16,644	63,609	9,298	15,509	3,651
1.85%	701	-	27,697	42,135	115,483	5,046	8,976	12,509
1.90%	-	-	4,458	5,495	9,828	1,312	-	-
1.95%	87	-	97,677	82,113	276,425	35,665	138,480	59,453
2.00%	-	-	1,337	11,450	6,371	5,332	3,261	200
2.05%	2,129	-	1,940	12,917	52,956	2,481	8,316	845
2.10%	186	-	7,689	34,750	20,358	7,008	2,304	4,559
2.15%	3,428	-	1,613	4,582	1,162	1,428	526	-
2.20%	1,386	-	5,294	36,822	43,338	7,876	3,247	7,349
2.25%	-	-	259	1,815	1,211	314	2,306	1,093
2.30%	-	-	2,719	15,818	27,960	2,229	10,392	1,402
2.35%	-	-	6,106	2,131	186	101	271	-
2.40%	-	-	6,912	1,137	33,811	6,058	38,759	2,115
2.45%	-	-	1,101	4,896	2,423	1,301	1,433	-
2.50%	-	-	5,454	1,430	6,924	589	2,169	802
2.55%	-	-	503	3,365	13,807	2,540	575	571
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15	1,088	2,693	52	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	261	25,865	-	3,130	-
2.80%	-	-	-	-	-	-	59	33
2.85%	-	-	9,427	-	4,151	-	220	6,846
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$119,470	$9,380	$955,086	$1,965,162	$2,335,065	$515,153	$690,342	$645,645

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
0.40%	$15	208	-	2,830	236	10,018	-	15,056
0.60%	298	126	-	2,494	840	4,998	7	4,835
0.65%	-	-	-	101	-	1,731	-	2,085
0.75%	-	-	-	705	-	8,818	-	8,387
0.80%	-	-	-	-	-	851	-	-
0.85%	-	-	-	603	-	18,007	-	6,671
0.95%	-	-	1,906	-	-	3,035	-	5,680
1.05%	-	-	19	-	-	1,708	-	2,843
1.10%	-	-	264	18	-	56,881	-	8,606
1.15%	-	-	16,862	18,213	-	495,541	24	192,009
1.20%	-	-	136	-	-	4,092	-	-
1.25%	-	-	7,167	1,031	-	39,057	610	11,448
1.30%	-	-	794	187,475	-	1,024,461	1,825	1,193,621
1.35%	-	-	2,563	23,766	-	152,188	535	78,327
1.40%	-	-	690	6,362	-	83,187	193	44,353
1.45%	-	-	2,660	1,876	-	56,215	-	15,785
1.50%	-	-	8,336	146,155	-	643,072	2,549	727,346
1.55%	-	-	15,258	8,271	-	410,007	328	82,627
1.60%	-	-	2,985	39,249	-	152,794	15	164,193
1.65%	-	-	51	23,846	-	102,619	280	92,131
1.70%	-	-	217	695	-	18,812	-	5,188
1.75%	-	-	11,935	95,132	-	1,166,646	23	612,275
1.80%	-	-	5,284	14,117	-	74,706	-	59,138
1.85%	-	-	3,509	37,432	-	139,968	198	151,455
1.90%	-	-	3,160	1,421	-	18,725	-	18,976
1.95%	-	-	1,851	90,746	-	461,928	1,952	456,533
2.00%	-	-	1,176	5,106	-	18,288	371	11,910
2.05%	-	-	5,279	13,868	-	56,973	-	84,465
2.10%	-	-	923	14,273	-	90,452	-	33,820
2.15%	-	-	331	4,699	-	26,809	-	14,655
2.20%	-	-	1,785	13,450	-	103,830	-	89,122
2.25%	-	-	-	174	-	3,701	-	5,825
2.30%	-	-	347	14,839	-	54,963	-	58,043
2.35%	-	-	-	1,457	-	20,129	-	6,582
2.40%	-	-	-	7,893	-	83,140	-	93,854
2.45%	-	-	-	156	-	2,512	-	853
2.50%	-	-	-	4,501	-	6,913	-	14,185
2.55%	-	-	-	9,300	-	8,452	-	7,836
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	104	-	4,045	-	462
2.70%	-	-	-	-	-	360	-	-
2.75%	-	-	-	14,772	-	123	-	3,472
2.80%	-	-	-	73	-	1,096	-	13
2.85%	-	-	-	-	-	382	-	4,465
2.90%	-	-	-	-	-	200	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$313	$334	$95,488	$807,203	$1,076	$5,632,433	$8,910	$4,389,130

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
0.40%	$16	44	-	-	-	891	194	-
0.60%	-	368	-	-	-	105	1,169	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	5	-	20	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	4,857	-	-	-	-
1.05%	-	-	-	1,324	-	-	-	-
1.10%	-	81	-	5,458	-	175	-	-
1.15%	-	3,538	-	19,677	-	878	-	-
1.20%	-	-	-	40	-	-	-	-
1.25%	-	381	-	3,891	-	1,147	-	-
1.30%	-	38,549	32,589	-	11,410	-	-	-
1.35%	-	3,893	-	6,058	-	-	-	-
1.40%	-	3,226	4,842	3,196	6,615	210	-	273
1.45%	-	2	-	12,592	-	548	-	-
1.50%	-	54,266	-	7,310	-	215	-	-
1.55%	-	5,123	-	23,365	-	953	-	-
1.60%	-	8,663	-	3,868	-	-	-	-
1.65%	-	6,227	-	4,508	-	-	-	-
1.70%	-	-	-	970	-	226	-	-
1.75%	-	8,258	-	37,263	-	1	536	-
1.80%	-	2,637	-	2,579	-	-	-	-
1.85%	-	13,189	-	248	-	27	-	-
1.90%	-	-	-	752	-	-	-	-
1.95%	-	30,721	-	6,422	-	-	1,001	-
2.00%	-	581	-	40	-	-	-	-
2.05%	-	2,876	-	1,275	-	-	-	-
2.10%	-	829	-	1,593	-	-	-	-
2.15%	-	69	-	81	-	-	-	-
2.20%	-	9,201	-	171	-	-	796	-
2.25%	-	684	-	318	-	-	-	-
2.30%	-	2,159	-	1,282	-	-	-	-
2.35%	-	-	-	134	-	-	-	-
2.40%	-	2,906	-	-	-	-	190	-
2.45%	-	-	-	164	-	-	-	-
2.50%	-	110	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	111	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	86	-	-	-	-	-	-
2.85%	-	1,092	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$16	$199,759	$37,436	$149,436	$18,045	$5,376	$3,997	$273

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
0.40%	$-	42	952	7,301	707	71,895	4,628	-
0.60%	-	-	809	1,361	-	6,195	1,734	-
0.65%	-	-	1,793	1,459	-	5,726	899	-
0.75%	-	-	6,960	6,063	444	9,122	657	-
0.80%	-	-	2,532	238	955	420	215	169
0.85%	-	-	9,490	5,177	1,291	8,067	815	-
0.95%	-	-	3,988	3,186	3,445	4,524	122	-
1.05%	-	-	6,224	383	2,067	1,050	-	-
1.10%	-	-	31,911	28,587	2,673	346,885	9,022	-
1.15%	15	92	326,010	225,170	65,780	2,512,685	57,475	-
1.20%	-	-	2,968	226	702	6,697	-	-
1.25%	-	-	23,544	15,832	12,592	91,921	7,542	-
1.30%	-	4,766	680,895	1,017,966	129,033	25,030,438	309,944	30,926
1.35%	-	614	63,689	76,620	25,702	470,215	15,641	-
1.40%	-	462	189,919	28,194	33,730	41,119	9,275	12,773
1.45%	-	16	34,923	41,710	34,605	124,629	1,208	-
1.50%	12	1,782	156,095	410,235	115,620	3,657,466	132,682	-
1.55%	-	-	292,564	151,720	65,064	1,113,698	44,368	-
1.60%	-	2	28,269	84,701	85,111	103,104	23,565	-
1.65%	-	6	31,461	54,975	25,595	445,870	11,939	-
1.70%	-	18	5,965	10,263	4,791	71,649	2,868	-
1.75%	-	1,294	434,574	568,429	90,388	5,631,766	184,844	-
1.80%	-	200	14,461	18,641	21,236	231,084	6,871	-
1.85%	-	-	41,000	145,571	42,895	1,914,052	29,102	-
1.90%	-	-	4,874	8,760	1,787	85,381	2,736	-
1.95%	-	925	150,693	263,216	72,925	1,793,842	83,255	-
2.00%	-	-	9,852	16,208	6,715	145,159	2,263	-
2.05%	-	96	40,047	44,705	11,536	446,059	10,912	-
2.10%	-	14	16,758	18,668	6,785	191,140	7,352	-
2.15%	-	-	9,076	5,362	1,489	98,477	2,104	-
2.20%	-	-	18,045	57,075	35,206	362,795	11,506	-
2.25%	-	-	3,319	2,881	1,941	28,233	64	-
2.30%	-	-	17,377	40,825	16,780	217,701	9,058	-
2.35%	-	-	19,977	2,927	996	208,193	687	-
2.40%	-	-	9,376	32,166	11,640	258,798	3,638	-
2.45%	-	-	1,522	1,214	-	11,426	147	-
2.50%	-	-	6,013	6,633	868	308,883	4,707	-
2.55%	-	-	593	1,428	755	21,399	-	-
2.60%	-	-	408	-	-	11,130	-	-
2.65%	-	-	1,080	755	-	52,823	355	-
2.70%	-	-	615	102	-	9,114	-	-
2.75%	-	-	220	1,956	-	2,748	-	-
2.80%	-	-	-	-	-	3,459	-	-
2.85%	-	-	-	484	-	16,065	94	-
2.90%	-	-	172	-	-	3,272	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	1,777	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$27	$10,329	$2,701,013	$3,409,373	$933,849	$46,178,151	$994,294	$43,868

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
0.40%	$486	4,522	371	11,575	43	-	-	7,781
0.60%	-	444	1,450	2,475	-	-	-	1,614
0.65%	2,747	214	-	4,909	-	-	-	-
0.75%	9,741	4,411	-	20,274	-	-	-	-
0.80%	-	1,439	-	7,346	-	-	-	-
0.85%	7,989	3,515	-	9,634	-	-	-	-
0.95%	128	658	-	3,948	-	-	-	-
1.05%	-	243	-	2,539	-	-	-	-
1.10%	24,578	18,983	-	84,750	-	-	-	-
1.15%	130,460	105,661	-	623,502	-	14	14	53,042
1.20%	2,071	390	-	4,957	-	-	-	-
1.25%	13,227	5,292	-	50,979	-	-	-	-
1.30%	332,548	654,072	-	1,952,679	5,357	814	853	2,712,005
1.35%	30,909	32,166	-	133,031	509	-	-	5,123
1.40%	13,555	25,364	-	466,811	4	-	-	187
1.45%	12,936	15,058	-	72,844	-	-	-	-
1.50%	151,924	275,151	-	698,876	1,546	39	-	387,287
1.55%	128,036	78,929	-	643,496	-	-	-	542
1.60%	48,953	52,743	-	309,876	-	-	-	3,980
1.65%	36,933	30,614	-	98,175	203	597	-	65,829
1.70%	2,530	2,782	-	28,273	-	-	-	-
1.75%	251,304	357,174	-	1,275,591	-	-	-	241,067
1.80%	13,217	16,784	-	122,936	35	-	-	30,200
1.85%	28,808	132,419	-	276,003	-	-	-	97,821
1.90%	867	3,078	-	7,645	-	-	-	-
1.95%	123,959	156,623	-	311,022	43	-	-	173,974
2.00%	7,329	6,503	-	16,301	-	-	-	1,076
2.05%	12,289	85,607	-	78,794	-	-	-	16,129
2.10%	13,251	27,261	-	68,801	14	-	-	4,826
2.15%	5,745	3,451	-	21,167	-	-	-	882
2.20%	15,453	39,621	-	97,521	-	-	-	5,062
2.25%	1,671	3,338	-	14,023	-	-	-	106
2.30%	4,826	34,550	-	51,242	-	-	-	8,277
2.35%	14,197	5,201	-	5,835	-	-	-	-
2.40%	2,710	20,308	-	18,730	-	-	-	12,967
2.45%	59	1,408	-	1,469	-	-	-	2,389
2.50%	4,754	31,120	-	30,168	-	-	-	30,345
2.55%	1,761	40	-	1,009	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,873	3,856	-	567	-	-	-	-
2.70%	323	102	-	71	-	-	-	-
2.75%	-	926	-	639	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	81	4,227	-	-	-	-	-	418
2.90%	173	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,454,401	$2,246,248	$1,821	$7,630,483	$7,754	$1,464	$867	$3,862,929

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
0.40%	$19,472	-	993	-	1,618	-	461	-
0.60%	4,086	-	1,328	-	803	-	1,873	-
0.65%	-	-	857	-	544	-	555	-
0.75%	-	-	4,467	-	5,959	-	2,624	-
0.80%	-	2,642	-	137	28	6,209	-	1,835
0.85%	-	-	3,350	-	574	-	4,511	-
0.95%	-	-	3,962	-	1,682	-	2,510	-
1.05%	-	-	3,167	-	-	-	1,926	-
1.10%	-	-	14,574	-	6,746	-	26,244	-
1.15%	140,319	-	181,417	-	66,714	-	196,219	-
1.20%	-	-	2,484	-	1,400	-	2,545	-
1.25%	-	-	23,656	-	9,758	-	17,748	-
1.30%	4,364,848	85,755	242,023	27,520	211,436	1,937,549	237,575	197,539
1.35%	9,293	-	39,308	-	27,166	-	75,083	-
1.40%	-	31,694	12,911	16,446	7,504	364,816	14,749	78,973
1.45%	2,065	-	22,176	-	8,455	-	17,475	-
1.50%	537,004	-	223,786	-	221,681	-	198,333	-
1.55%	2,034	-	206,661	-	63,620	-	202,517	-
1.60%	7,456	-	51,562	-	32,449	-	55,070	-
1.65%	62,613	-	39,842	-	28,719	-	57,233	-
1.70%	93	-	5,761	-	4,564	-	6,381	-
1.75%	201,938	-	306,681	-	181,029	-	320,743	-
1.80%	51,694	-	33,453	-	27,458	-	17,093	-
1.85%	127,405	-	56,830	-	35,861	-	56,017	-
1.90%	-	-	6,743	-	2,327	-	3,918	-
1.95%	209,518	-	143,250	-	117,678	-	124,110	-
2.00%	18,816	-	14,006	-	5,549	-	8,621	-
2.05%	25,153	-	15,298	-	13,142	-	28,994	-
2.10%	13,054	-	22,708	-	11,966	-	22,349	-
2.15%	-	-	8,576	-	5,418	-	7,826	-
2.20%	10,043	-	40,016	-	23,495	-	14,633	-
2.25%	567	-	1,795	-	248	-	2,005	-
2.30%	8,658	-	19,522	-	13,263	-	16,514	-
2.35%	-	-	6,649	-	1,102	-	9,646	-
2.40%	36,033	-	12,365	-	14,127	-	20,597	-
2.45%	1,342	-	1,621	-	2,093	-	291	-
2.50%	10,240	-	2,974	-	1,154	-	1,902	-
2.55%	-	-	315	-	85	-	544	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	1,573	-	2,376	-	534	-
2.70%	-	-	118	-	-	-	156	-
2.75%	821	-	989	-	405	-	950	-
2.80%	1,707	-	-	-	87	-	-	-
2.85%	-	-	546	-	550	-	127	-
2.90%	-	-	66	-	-	-	90	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,866,272	$120,091	$1,780,379	$44,103	$1,160,833	$2,308,574	$1,779,292	$278,347

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
0.40%	$427	-	242	1,380	169	-	1,352	-
0.60%	-	-	268	1,784	-	-	5,016	-
0.65%	1,104	-	-	-	923	-	126	-
0.75%	3,189	-	1,711	-	5,015	-	1,423	-
0.80%	-	5,074	-	-	2,591	4,144	-	215
0.85%	7,573	-	3,683	-	4,926	-	1,343	-
0.95%	341	-	8,090	-	-	-	176	-
1.05%	1,190	-	774	-	653	-	127	-
1.10%	22,824	-	1,988	-	20,939	-	7,000	-
1.15%	212,646	-	116,340	-	177,165	-	32,186	-
1.20%	3,548	-	426	-	1,895	-	221	-
1.25%	12,965	-	13,622	-	16,038	-	4,225	-
1.30%	127,181	399,593	146,380	-	1,542,487	638,869	146,932	22,619
1.35%	48,162	-	46,834	-	47,413	-	15,178	-
1.40%	19,915	180,199	9,210	-	446,345	327,824	2,181	3,731
1.45%	17,286	-	22,754	-	13,934	-	1,811	-
1.50%	89,999	-	261,789	-	163,992	-	123,466	-
1.55%	235,987	-	78,243	-	175,029	-	34,043	-
1.60%	24,166	-	91,045	-	28,058	-	12,872	-
1.65%	22,093	-	40,612	-	37,693	-	6,260	-
1.70%	5,209	-	4,518	-	4,597	-	830	-
1.75%	368,651	-	135,618	-	279,998	-	84,486	-
1.80%	5,766	-	32,588	-	10,452	-	8,956	-
1.85%	28,782	-	46,807	-	25,268	-	15,352	-
1.90%	3,999	-	3,085	-	4,236	-	143	-
1.95%	86,699	-	188,074	-	122,450	-	72,304	-
2.00%	7,228	-	7,486	-	6,690	-	1,288	-
2.05%	4,169	-	28,033	-	16,129	-	5,586	-
2.10%	13,169	-	28,659	-	19,962	-	3,642	-
2.15%	4,088	-	4,337	-	8,103	-	4,151	-
2.20%	13,936	-	47,358	-	20,330	-	8,791	-
2.25%	1,224	-	3,779	-	2,201	-	-	-
2.30%	7,448	-	22,367	-	11,752	-	12,172	-
2.35%	12,704	-	3,927	-	7,997	-	1,699	-
2.40%	4,539	-	48,758	-	9,178	-	4,256	-
2.45%	720	-	1,108	-	719	-	2,452	-
2.50%	3,275	-	5,481	-	1,467	-	1,703	-
2.55%	517	-	4,119	-	4,036	-	821	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,204	-	1,302	-	2,199	-	-	-
2.70%	233	-	-	-	123	-	-	-
2.75%	272	-	767	-	693	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	351	-	824	-	419	-	925	-
2.90%	133	-	-	-	65	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,424,912	$584,866	$1,463,006	$3,164	$3,244,329	$970,837	$625,495	$26,565

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
0.40%	$584	-	4,853	735	657	2,086	172	-
0.60%	77	-	1,598	1,069	-	356	1,999	-
0.65%	1,345	-	1,913	-	1,497	2,499	-	-
0.75%	5,451	-	2,468	-	2,752	3,971	-	-
0.80%	-	2,517	-	19,894	-	1	-	26,607
0.85%	8,596	-	3,421	-	4,629	8,016	-	-
0.95%	-	-	2,654	-	4,629	-	-	-
1.05%	476	-	4,621	-	6,553	1,038	-	-
1.10%	25,915	-	29,969	-	26,797	40,547	117	-
1.15%	227,504	-	260,428	-	562,262	296,177	1,149	-
1.20%	2,911	-	800	-	3,179	2,627	-	-
1.25%	12,484	-	34,985	-	97,968	15,004	497	-
1.30%	195,605	354,555	454,177	3,492,991	433,918	609,730	13,623	1,247,188
1.35%	39,676	-	121,655	-	214,522	64,345	4,549	-
1.40%	24,473	136,016	10,997	1,458,832	42,007	24,675	3,513	393,574
1.45%	22,240	-	41,801	-	92,245	21,003	17,487	-
1.50%	89,229	-	271,116	-	482,744	230,258	18,202	-
1.55%	238,969	-	200,527	-	462,230	290,353	916	-
1.60%	29,062	-	60,534	-	122,742	22,773	5,729	-
1.65%	23,671	-	47,321	-	71,957	36,249	880	-
1.70%	4,040	-	7,263	-	29,477	7,311	-	-
1.75%	375,271	-	389,572	-	602,132	595,247	4,463	-
1.80%	5,656	-	23,252	-	62,339	4,674	919	-
1.85%	28,091	-	76,276	-	119,726	82,826	2,005	-
1.90%	3,331	-	7,171	-	21,959	4,815	-	-
1.95%	78,500	-	185,285	-	272,666	194,222	20,659	-
2.00%	9,220	-	7,050	-	14,474	15,404	638	-
2.05%	26,919	-	47,145	-	71,175	16,489	443	-
2.10%	30,786	-	20,297	-	38,232	38,657	651	-
2.15%	7,078	-	3,461	-	21,978	8,346	-	-
2.20%	10,873	-	32,535	-	77,412	40,616	380	-
2.25%	1,685	-	1,904	-	9,003	1,799	-	-
2.30%	11,612	-	26,752	-	40,603	28,544	317	-
2.35%	15,208	-	2,032	-	4,007	13,280	-	-
2.40%	13,405	-	16,814	-	36,108	10,953	1,110	-
2.45%	73	-	1,224	-	708	388	-	-
2.50%	2,865	-	5,449	-	9,592	15,691	-	-
2.55%	1,397	-	2,648	-	131	3,161	371	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,381	-	581	-	947	1,112	-	-
2.70%	313	-	-	-	-	821	-	-
2.75%	-	-	9,084	-	1,957	170	-	-
2.80%	-	-	-	-	-	-	33	-
2.85%	-	-	2,148	-	1,787	2,656	-	-
2.90%	177	-	-	-	-	152	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,576,149	$493,088	$2,423,781	$4,973,521	$4,069,701	$2,759,042	$100,822	$1,667,369

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
0.40%	$129	10,466	1,086	-	91	587	71	939
0.60%	-	7,049	-	-	396	1,464	-	2,291
0.65%	1,103	-	784	-	-	-	9	-
0.75%	2,744	-	2,140	-	161	-	566	-
0.80%	-	-	33	2,930	-	4,822	-	955
0.85%	8,153	-	4,943	-	501	-	1,146	-
0.95%	3,135	-	102	-	741	-	4,940	-
1.05%	2,098	-	1,578	-	19	-	413	-
1.10%	26,525	-	28,445	-	3,567	-	4,945	-
1.15%	247,072	-	227,831	-	33,073	-	77,639	-
1.20%	3,230	-	1,497	-	54	-	62	-
1.25%	15,725	-	19,219	-	4,615	-	17,090	-
1.30%	186,938	-	1,847,143	64,973	104,752	545,305	73,935	82,379
1.35%	53,677	-	59,032	-	10,573	-	38,969	-
1.40%	25,785	-	20,517	12,579	1,833	240,415	4,748	16,620
1.45%	26,711	-	17,475	-	5,099	-	17,583	-
1.50%	110,857	-	497,212	-	113,245	-	74,915	-
1.55%	264,451	-	187,094	-	29,965	-	54,085	-
1.60%	13,914	-	85,757	-	23,056	-	21,358	-
1.65%	28,299	-	74,872	-	17,072	-	6,722	-
1.70%	3,692	-	11,192	-	2,844	-	3,484	-
1.75%	377,020	-	388,676	-	81,303	-	74,604	-
1.80%	17,385	-	76,790	-	7,126	-	8,926	-
1.85%	30,760	-	52,332	-	19,512	-	9,424	-
1.90%	5,545	-	14,549	-	1,319	-	4,824	-
1.95%	69,440	-	287,838	-	74,116	-	61,139	-
2.00%	6,240	-	9,784	-	2,344	-	733	-
2.05%	12,238	-	19,378	-	4,654	-	11,758	-
2.10%	18,047	-	34,307	-	8,930	-	6,520	-
2.15%	6,045	-	3,782	-	1,552	-	1,810	-
2.20%	10,608	-	49,693	-	12,696	-	7,108	-
2.25%	1,705	-	4,070	-	122	-	505	-
2.30%	8,891	-	30,512	-	5,865	-	4,523	-
2.35%	12,885	-	6,761	-	291	-	46	-
2.40%	5,547	-	18,325	-	6,276	-	2,146	-
2.45%	82	-	2,700	-	144	-	3	-
2.50%	6,456	-	10,133	-	1,533	-	906	-
2.55%	392	-	3,379	-	353	-	3,407	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,643	-	2,521	-	-	-	82	-
2.70%	308	-	1,694	-	-	-	-	-
2.75%	-	-	817	-	348	-	-	-
2.80%	-	-	-	-	441	-	-	-
2.85%	-	-	1,165	-	178	-	161	-
2.90%	177	-	43	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,615,652	$17,515	$4,107,201	$80,482	$580,760	$792,593	$601,305	$103,184

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
0.40%	$-	2,121	196	242	240	12,074	15,181	62,674
0.60%	-	1,826	-	719	-	13,217	14,187	21,630
0.65%	-	-	48	-	132	1,007	1,115	6,505
0.75%	920	-	978	-	1,413	3,725	1,939	10,885
0.80%	-	755	-	1,695	-	3,242	2,758	362
0.85%	2,157	-	2,038	-	534	5,117	11,630	10,021
0.95%	1,135	-	-	-	1,715	2,776	3,685	3,565
1.05%	751	-	-	-	376	2,836	1,850	1,623
1.10%	1,246	-	7,044	-	2,200	30,550	57,504	347,750
1.15%	57,748	-	45,309	-	42,991	254,270	397,769	2,541,698
1.20%	504	-	-	-	96	1,737	2,083	6,979
1.25%	5,265	-	1,255	-	13,454	21,416	27,817	91,157
1.30%	86,262	117,608	126,886	228,600	82,685	1,237,028	1,975,651	22,541,600
1.35%	28,359	-	12,488	-	18,011	170,624	332,137	632,772
1.40%	3,257	68,842	3,461	87,946	3,161	42,768	75,715	64,124
1.45%	5,279	-	17,198	-	7,404	21,765	51,527	145,237
1.50%	177,811	-	125,173	-	77,908	905,715	1,683,579	4,973,701
1.55%	37,974	-	31,785	-	37,095	161,830	294,866	1,204,713
1.60%	50,386	-	18,840	-	22,412	219,727	396,615	488,284
1.65%	23,554	-	15,459	-	12,121	89,500	195,927	591,878
1.70%	2,360	-	930	-	2,582	10,767	10,683	89,751
1.75%	96,817	-	95,576	-	73,738	680,814	1,141,514	6,370,924
1.80%	17,385	-	9,733	-	7,710	83,994	184,334	361,728
1.85%	11,139	-	11,405	-	14,636	128,531	247,601	1,983,509
1.90%	628	-	1,082	-	498	13,059	6,640	89,339
1.95%	109,083	-	92,919	-	71,409	636,637	1,300,230	2,755,470
2.00%	4,393	-	3,464	-	4,240	12,838	44,149	165,739
2.05%	18,523	-	6,790	-	4,678	43,252	90,336	491,944
2.10%	17,289	-	4,631	-	6,951	49,138	69,495	215,399
2.15%	3,546	-	1,466	-	2,069	9,876	30,236	108,658
2.20%	30,101	-	12,482	-	10,715	84,648	161,465	505,127
2.25%	652	-	365	-	904	5,433	5,493	30,601
2.30%	11,457	-	9,465	-	4,968	52,037	80,752	271,331
2.35%	1,459	-	653	-	245	4,704	2,598	218,602
2.40%	10,012	-	13,131	-	11,615	82,307	163,960	371,691
2.45%	666	-	309	-	594	5,587	20,216	28,859
2.50%	1,977	-	577	-	960	9,786	33,650	332,179
2.55%	7,902	-	1,453	-	2,545	13,604	20,714	31,853
2.60%	-	-	-	-	-	-	726	11,902
2.65%	276	-	1,773	-	-	559	184	60,970
2.70%	-	-	-	-	-	52	73	9,043
2.75%	836	-	1,306	-	595	4,552	5,069	4,296
2.80%	230	-	58	-	-	1,551	1,810	5,406
2.85%	-	-	-	-	147	1,803	1,900	17,058
2.90%	-	-	-	-	-	-	-	3,378
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	1,835
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$829,339	$191,152	$677,726	$319,202	$545,747	$5,136,453	$9,167,363	$48,283,750

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
0.40%	$-	157	4,177	2,988	116	8,603	26,824	30
0.60%	-	-	4,616	11,360	-	9,158	40,925	291
0.65%	-	619	-	-	547	1,838	-	-
0.75%	-	2,630	-	-	558	2,449	-	1,766
0.80%	169	-	-	-	168	2,426	-	3,931
0.85%	-	4,481	-	-	5,233	8,568	-	285
0.95%	-	815	-	-	166	1,770	-	1,089
1.05%	-	461	-	-	792	827	-	2,733
1.10%	-	17,419	545	-	30,985	5,565	14,398	6,239
1.15%	-	83,506	20,466	-	42,808	171,237	141,004	245,688
1.20%	-	972	-	-	116	846	-	2,186
1.25%	-	6,053	924	-	2,152	15,373	3,679	56,293
1.30%	19,814	153,343	358,724	-	335,541	938,001	2,320,929	198,013
1.35%	-	16,200	29,681	-	19,457	79,986	170,781	98,986
1.40%	10,157	3,058	5,571	-	11,454	97,008	58,101	48,125
1.45%	-	5,981	845	-	5,879	34,435	14,813	23,289
1.50%	-	76,008	479,117	-	388,651	795,677	3,588,374	309,600
1.55%	-	67,184	10,188	-	22,327	97,931	97,788	157,998
1.60%	-	10,311	49,199	-	24,891	108,524	366,520	107,973
1.65%	-	11,333	51,897	-	39,807	84,189	353,939	70,194
1.70%	-	2,770	1,104	-	1,666	7,573	4,595	18,259
1.75%	-	159,843	114,811	-	118,584	390,663	723,385	379,446
1.80%	-	3,235	26,250	-	22,995	48,022	220,476	34,748
1.85%	-	18,101	42,191	-	22,451	88,115	275,893	38,051
1.90%	-	3,870	5,574	-	792	12,267	13,048	53,085
1.95%	-	75,989	265,062	-	229,183	516,511	2,238,305	320,013
2.00%	-	4,422	6,259	-	5,028	12,146	36,049	1,435
2.05%	-	8,768	6,848	-	7,880	63,021	136,996	48,941
2.10%	-	7,927	21,471	-	5,239	52,048	66,898	34,908
2.15%	-	1,281	4,240	-	367	22,433	25,166	9,289
2.20%	-	13,498	25,625	-	24,556	59,277	133,973	37,330
2.25%	-	764	4,556	-	2,807	3,056	50,252	14,863
2.30%	-	5,752	11,759	-	5,221	21,775	115,035	41,290
2.35%	-	1,640	84	-	228	3,458	4,985	7,205
2.40%	-	1,625	35,034	-	29,245	61,980	300,016	16,472
2.45%	-	814	2,334	-	1,326	1,886	13,518	1,772
2.50%	-	1,261	4,753	-	6,692	9,588	80,197	58,844
2.55%	-	515	575	-	2,487	4,349	69,522	297
2.60%	-	-	403	-	102	101	669	5,550
2.65%	-	5	685	-	473	1,044	2,437	740
2.70%	-	41	-	-	-	-	-	34,869
2.75%	-	312	1,039	-	-	1,061	118,941	2,297
2.80%	-	-	981	-	-	189	3,688	-
2.85%	-	1,590	-	-	-	-	1,037	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	25,120
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$30,140	$774,554	$1,597,588	$14,348	$1,418,970	$3,844,974	$11,833,156	$2,519,533

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
0.40%	$79,620	6,905	15,860	6,045	1,125	94,101	50	2,027
0.60%	5,276	5,820	768	742	623	21,161	162	220
0.65%	-	3,712	35,324	4,229	2,034	24,952	202	-
0.75%	-	9,530	49,798	27,686	6,766	36,983	1,474	15,470
0.80%	-	5,616	4,567	1,376	1,876	1,571	366	107
0.85%	-	12,579	61,450	26,112	6,602	64,892	1,634	6,188
0.95%	-	5,109	7,106	-	-	1,672	-	-
1.05%	-	649	5,270	3,742	634	2,910	-	-
1.10%	12,938	167,712	623,848	166,094	173,148	1,661,375	2,115	99,819
1.15%	506,246	2,189,193	3,741,740	1,057,869	705,534	7,214,699	58,800	690,235
1.20%	-	20,699	16,601	2,914	11,476	12,619	-	-
1.25%	920	175,131	267,705	87,070	30,834	507,599	4,402	31,911
1.30%	18,099,193	444,667	7,295,931	3,347,432	3,006,562	33,764,518	103,318	232,482
1.35%	57,890	499,955	668,950	213,500	106,731	1,758,985	10,383	182,921
1.40%	778	274,346	410,710	111,822	62,914	290,822	3,477	23,710
1.45%	-	140,802	241,415	85,936	63,165	430,617	2,161	48,754
1.50%	2,228,791	610,172	2,581,533	748,501	724,294	9,518,918	231,958	479,458
1.55%	30,407	1,732,945	2,352,704	656,495	476,550	4,310,616	48,743	671,866
1.60%	38,101	196,554	391,927	146,591	238,598	909,785	27,779	63,835
1.65%	338,283	102,132	323,069	112,259	112,266	1,243,596	40,039	52,532
1.70%	435	60,922	138,394	24,553	28,589	293,681	307	22,106
1.75%	2,652,425	1,788,028	6,814,413	2,210,139	1,708,318	17,738,785	142,901	1,026,580
1.80%	144,888	85,852	170,725	65,928	79,097	553,179	21,519	27,429
1.85%	979,363	84,310	660,516	297,032	359,243	3,102,561	5,490	79,408
1.90%	13,802	165,513	199,464	62,786	21,200	185,249	3,019	72,582
1.95%	2,726,136	518,962	1,654,653	443,642	320,690	6,202,160	241,057	459,425
2.00%	42,353	39,710	215,981	49,891	32,373	329,655	8,790	28,257
2.05%	208,459	38,744	133,006	70,521	133,798	689,606	31,101	34,937
2.10%	44,280	152,780	236,179	83,289	28,882	663,902	4,487	42,550
2.15%	3,391	19,803	283,697	49,270	38,256	208,974	5,890	5,528
2.20%	87,721	68,134	357,288	109,421	157,979	1,414,801	51,836	110,028
2.25%	2,192	28,494	51,548	48,367	11,827	67,483	9	9,031
2.30%	34,447	106,013	183,596	67,754	90,761	523,845	29,716	97,319
2.35%	-	4,013	389,514	80,162	35,677	274,486	106	7,053
2.40%	334,059	115,199	155,841	16,971	21,631	814,448	17,154	112,611
2.45%	18,919	6,109	14,524	2,812	7,170	45,037	655	586
2.50%	141,419	98,383	123,858	45,388	38,512	481,100	25,431	47,342
2.55%	4,514	13,809	45,911	31,035	10,963	152,593	-	-
2.60%	-	-	1,241	-	-	11,032	-	-
2.65%	-	2,485	7,440	3,286	3,509	86,767	-	-
2.70%	-	5,716	45,906	7,026	1,597	13,125	38,375	-
2.75%	647	13,540	4,940	8,991	-	61,424	-	792
2.80%	792	-	1,018	-	-	3,466	-	-
2.85%	15,506	8,867	-	1,370	-	16,951	-	-
2.90%	-	-	4,497	-	-	3,279	-	-
2.95%	-	-	1,095	-	-	-	-	-
3.00%	-	-	27,061	4,292	-	1,781	-	-
3.05%	-	3,068	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$28,854,191	$10,032,682	$31,018,582	$10,590,341	$8,861,804	$95,811,761	$1,164,906	$4,785,099

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
0.40%	$11,905	8,819	12,431	3,021	5,303	12,152	18,612	35
0.60%	2,065	4,691	668	93	-	1,691	13,399	-
0.65%	33,252	15,919	7,796	3,386	4,618	4,312	47,891	-
0.75%	33,776	61,513	24,225	15,130	12,947	27,144	85,933	-
0.80%	23	902	68	-	-	26	203	-
0.85%	85,474	76,418	45,190	17,345	10,076	44,750	102,327	-
0.95%	-	-	-	-	-	-	388	-
1.05%	-	-	-	-	-	1,939	1,714	-
1.10%	955,921	1,179,385	835,303	248,856	241,792	209,970	352,257	-
1.15%	3,634,983	2,947,427	1,626,365	838,397	721,897	990,568	1,748,953	347
1.20%	17,121	38,257	10,027	1,816	7,693	402	1,483	-
1.25%	240,156	223,633	137,079	49,056	65,971	55,777	66,104	-
1.30%	8,982,953	9,670,124	12,593,715	3,631,791	2,998,978	11,080,955	6,267,386	28,695
1.35%	931,287	828,700	357,733	223,857	127,190	186,187	417,578	416
1.40%	12,872	73,260	29,595	49,978	26,978	35,075	13,891	2,051
1.45%	252,415	195,413	106,842	66,805	50,006	36,866	160,939	2,589
1.50%	3,023,534	3,300,813	2,742,760	922,634	735,883	2,030,807	1,762,416	22,388
1.55%	1,943,884	1,761,028	1,014,049	633,355	500,050	315,564	794,313	4,859
1.60%	115,312	472,055	179,149	80,636	80,328	145,371	156,400	36,889
1.65%	351,489	417,309	339,420	91,905	111,169	163,873	224,740	29,007
1.70%	172,617	99,247	32,682	33,688	34,649	22,754	72,866	-
1.75%	9,889,608	8,571,739	5,326,046	2,062,700	1,982,395	3,243,601	5,260,257	14,944
1.80%	82,647	126,149	57,699	34,039	36,639	102,876	21,397	9,559
1.85%	659,660	773,804	1,031,493	372,585	367,717	722,100	441,613	2,090
1.90%	60,824	88,096	64,806	34,672	27,341	49,662	36,604	-
1.95%	2,484,621	2,064,556	1,463,905	649,669	451,414	1,102,286	1,303,214	35,691
2.00%	139,140	183,920	65,115	50,546	31,004	30,141	43,716	-
2.05%	171,531	196,285	312,082	78,266	84,855	174,505	60,741	235
2.10%	336,146	323,822	140,544	53,550	31,027	83,382	204,101	16,835
2.15%	59,302	163,066	85,551	23,856	30,155	41,730	40,470	-
2.20%	563,578	719,566	318,243	159,939	134,229	261,233	316,940	-
2.25%	1,798	26,885	21,172	18,480	4,092	41,345	4,328	-
2.30%	227,824	210,940	145,045	66,056	71,879	84,643	140,765	281
2.35%	5,293	177,234	103,336	39,421	50,071	99,810	7,007	-
2.40%	54,018	83,118	82,153	26,667	16,387	63,025	79,915	3,248
2.45%	896	8,440	7,627	6,470	-	28,824	15,092	1,080
2.50%	82,691	98,405	244,911	42,025	40,463	173,720	73,078	85,575
2.55%	32,971	39,622	16,350	4,919	13,512	10,278	18,099	-
2.60%	-	10,375	1,297	-	-	-	-	-
2.65%	4,393	20,282	14,789	2,625	8,916	2,994	674	-
2.70%	-	10,349	32,978	227	483	9,644	-	-
2.75%	4,537	-	665	6,609	-	406	-	-
2.80%	-	284	-	-	-	-	-	-
2.85%	-	7,188	4,855	6,940	3,540	7,261	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	2,805	1,078	-	1,625	-	7,122	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	673	-	-	-	-	-
3.40%	-	1,876	-	-	-	-	-	-
Totals	$35,665,322	$35,281,992	$29,636,432	$10,653,635	$9,121,647	$21,706,771	$20,377,804	$296,814

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
0.40%	$609	16,772	8,040	13,113	9,722	25	-	-
0.60%	28	2,104	6	102	-	-	-	-
0.65%	-	-	-	-	-	908	-	-
0.75%	-	-	-	-	-	3,294	-	-
0.80%	-	-	-	-	-	402	-	-
0.85%	-	-	-	-	-	5,092	-	-
0.95%	-	-	-	-	-	3,701	-	-
1.05%	-	-	-	-	-	787	-	-
1.10%	-	2,516	3,972	6,661	-	26,234	-	-
1.15%	3,961	251,562	110,053	216,724	77,597	139,453	-	-
1.20%	-	-	-	-	-	1,852	-	-
1.25%	8	470	-	695	317	7,331	600	-
1.30%	52,532	10,306,987	4,702,934	9,455,255	3,926,308	152,400	-	102
1.35%	12,993	96,778	16,616	16,235	11,057	23,780	-	-
1.40%	418	1,078	1,254	854	362	63,130	-	93
1.45%	1,718	7,430	-	1,062	-	21,905	-	-
1.50%	78,722	1,779,967	813,549	1,092,168	561,103	30,668	68	-
1.55%	3,258	40,908	5,156	8,460	3,712	134,882	99	-
1.60%	9,194	42,155	33,863	37,968	27,656	9,074	-	-
1.65%	9,852	235,669	125,730	173,991	73,910	18,286	-	-
1.70%	-	2,587	78	-	-	4,658	-	-
1.75%	11,161	2,310,632	980,506	1,934,410	899,875	216,109	173	-
1.80%	606	64,854	39,462	40,766	31,760	9,159	109	-
1.85%	8,148	871,269	370,017	687,156	330,161	8,239	42	-
1.90%	-	-	1,481	1,051	2,015	2,607	-	-
1.95%	47,850	1,115,595	599,253	855,129	409,705	34,227	-	-
2.00%	97	10,190	8,574	8,026	11,606	5,453	-	-
2.05%	9,418	128,405	70,516	117,021	38,868	2,963	-	-
2.10%	286	55,713	11,072	41,895	7,741	6,853	-	-
2.15%	745	16,103	7,654	3,595	3,596	7,716	487	-
2.20%	4,745	165,766	92,979	84,293	34,553	12,836	-	-
2.25%	-	387	200	128	70	2,370	293	-
2.30%	336	135,741	29,816	65,333	12,471	8,529	-	-
2.35%	-	-	-	-	-	11,465	-	-
2.40%	5,116	135,180	67,644	121,138	34,660	-	-	-
2.45%	-	524	7,739	704	-	61	-	-
2.50%	752	210,484	73,162	74,062	87,219	2,073	-	-
2.55%	97	1,809	666	1,287	1,816	366	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15,273	-	-	277	-	-
2.70%	-	-	-	-	-	568	-	-
2.75%	-	692	30	-	47	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	17,877	18,868	17,697	18,190	-	-	-
2.90%	-	-	-	-	-	151	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$262,650	$18,028,204	$8,216,163	$15,076,979	$6,616,097	$979,884	$1,871	$195

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
0.40%	$-	-	-	-	-	5,676	327	870
0.60%	-	-	-	-	-	530	-	228
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	211	134	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	456	12,219	-	-	-	-	-	-
1.05%	75	337	-	-	-	-	-	-
1.10%	482	2,691	-	-	-	782	-	-
1.15%	5,095	45,348	-	-	-	29,830	-	-
1.20%	54	-	-	-	-	-	-	-
1.25%	1,812	3,758	-	-	-	1,904	-	-
1.30%	5,029	40,573	20,157	5,624	20,496	370,259	-	-
1.35%	1,281	6,460	561	1,029	415	6,328	-	-
1.40%	3,236	11,648	-	-	-	16,189	-	-
1.45%	3,141	8,094	-	-	-	2,307	-	-
1.50%	1,949	9,435	22,563	14,437	19,178	114,737	-	-
1.55%	6,874	20,320	-	-	-	14,472	-	-
1.60%	1,114	460	37,143	1,307	2,332	69,865	-	-
1.65%	-	230	790	547	2,952	14,780	-	-
1.70%	110	12,433	-	-	-	-	-	-
1.75%	5,949	19,914	32,867	17,196	10,586	66,286	-	-
1.80%	683	1,943	6,525	4,339	4,865	51,435	-	-
1.85%	136	1,531	2,467	739	722	26,402	-	-
1.90%	-	4,758	-	-	-	302	-	-
1.95%	700	1,883	34,516	23,686	43,852	72,516	-	-
2.00%	-	142	-	-	-	597	-	-
2.05%	-	2,847	447	-	-	6,953	-	-
2.10%	353	1,106	1,400	81	688	5,525	-	-
2.15%	215	785	547	159	1,393	323	-	-
2.20%	3,196	1,343	1,426	1,736	2,413	6,530	-	-
2.25%	-	-	-	-	2,145	127	-	-
2.30%	3,387	2,258	2,643	6,566	3,361	66	-	-
2.35%	-	8	-	-	-	789	-	-
2.40%	776	-	2,587	13,514	704	32,549	-	-
2.45%	-	-	322	178	954	-	-	-
2.50%	131	-	2,070	1,248	1,035	1,836	-	-
2.55%	-	-	340	-	-	389	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,779	4,412	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$46,445	$212,658	$169,371	$92,386	$126,870	$924,696	$327	$1,098

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
0.40%	$1,781	45	1,503	744	7,081	12,828	335	220
0.60%	1,241	264	971	878	2,983	8,253	236	284
0.65%	-	-	-	-	4,146	5,864	-	-
0.75%	-	-	3,304	514	14,435	12,011	-	-
0.80%	-	-	-	8	118	-	-	-
0.85%	-	-	-	1,265	21,161	14,394	-	-
0.95%	-	-	-	-	3,841	2,385	-	-
1.05%	-	-	-	191	5,459	1,796	-	-
1.10%	-	-	400	1,319	42,856	2,585	-	1,339
1.15%	-	-	18,680	7,366	332,713	188,225	-	4,938
1.20%	-	-	-	-	1,083	-	-	-
1.25%	-	-	159	2,348	19,624	4,103	-	369
1.30%	-	-	72,325	34,028	1,962,975	1,774,076	-	35,316
1.35%	-	-	11,422	7,320	85,837	81,840	-	2,835
1.40%	-	-	4,666	3,219	40,875	32,880	-	-
1.45%	-	-	1,268	4,913	39,396	23,584	-	923
1.50%	-	-	137,948	39,518	572,482	714,218	-	50,299
1.55%	-	-	7,983	7,332	243,847	60,530	-	630
1.60%	-	-	70,299	20,657	124,057	256,297	-	12,618
1.65%	-	-	23,172	4,558	74,115	78,062	-	8,231
1.70%	-	-	1,019	720	11,251	7,414	-	-
1.75%	-	-	122,300	39,240	1,017,001	909,305	-	12,401
1.80%	-	-	23,253	3,881	43,875	63,944	-	4,254
1.85%	-	-	5,786	4,867	258,378	238,930	-	2,839
1.90%	-	-	-	-	11,174	3,446	-	-
1.95%	-	-	91,062	29,124	445,664	480,140	-	45,043
2.00%	-	-	4,728	1,376	22,135	9,886	-	974
2.05%	-	-	10,612	4,745	51,432	110,296	-	128
2.10%	-	-	14,268	2,405	49,443	57,798	-	558
2.15%	-	-	1,563	4,015	15,183	25,501	-	1,401
2.20%	-	-	26,095	12,429	90,185	127,834	-	2,032
2.25%	-	-	1,612	100	5,244	3,357	-	316
2.30%	-	-	2,725	9,035	68,636	92,244	-	807
2.35%	-	-	-	-	13,489	12,498	-	-
2.40%	-	-	7,956	3,620	46,096	57,925	-	7,374
2.45%	-	-	-	-	4,505	3,630	-	95
2.50%	-	-	4,696	1,868	16,949	26,420	-	94
2.55%	-	-	2,950	1,250	10,602	16,167	-	34
2.60%	-	-	-	-	-	431	-	-
2.65%	-	-	-	-	2,736	2,270	-	-
2.70%	-	-	-	-	312	596	-	-
2.75%	-	-	1,800	411	1,292	2,720	-	-
2.80%	-	-	16	-	96	-	-	-
2.85%	-	-	-	-	-	506	-	-
2.90%	-	-	-	-	64	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,022	$309	$676,541	$255,264	$5,784,826	$5,527,189	$571	$196,352

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
0.40%	$729	-	-	-	183	950	3,111	394
0.60%	375	112	-	-	350	84	4,512	203
0.65%	-	-	-	-	735	-	675	-
0.75%	-	-	-	-	305	-	6,522	-
0.80%	-	-	-	-	-	-	1,541	-
0.85%	-	-	-	-	81	-	13,266	-
0.95%	-	121	2,005	-	-	-	11,308	-
1.05%	-	226	389	-	-	-	4,163	-
1.10%	-	288	739	-	5,063	-	7,969	-
1.15%	-	8,053	10,219	5,336	11,098	-	182,527	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	1,072	5,816	173	-	-	12,862	-
1.30%	-	-	-	29,830	77,339	-	783,537	-
1.35%	-	1,898	925	3,065	3,639	-	78,317	-
1.40%	-	498	1,012	393	521	-	110,595	-
1.45%	-	2,458	1,100	1,656	718	-	10,211	-
1.50%	-	995	452	47,967	33,113	-	735,951	-
1.55%	-	11,349	7,101	1,568	7,899	-	101,005	-
1.60%	-	2,375	2,394	362	11,927	-	192,310	-
1.65%	-	-	-	1,109	5,465	-	188,925	-
1.70%	-	147	270	-	1,064	-	38,237	-
1.75%	-	4,612	2,446	14,207	43,214	-	368,423	-
1.80%	-	1,366	5,461	5,573	787	-	99,813	-
1.85%	-	461	139	2,469	9,970	-	166,856	-
1.90%	-	332	1,117	-	15	-	7,686	-
1.95%	-	713	1,486	11,884	31,816	-	565,568	-
2.00%	-	35	116	287	300	-	20,972	-
2.05%	-	-	-	1,897	2,684	-	64,323	-
2.10%	-	350	-	1,014	4,107	-	76,883	-
2.15%	-	-	1,995	-	633	-	11,812	-
2.20%	-	-	11	1,786	9,116	-	49,166	-
2.25%	-	-	-	-	-	-	3,446	-
2.30%	-	-	-	60	7,386	-	49,471	-
2.35%	-	-	-	190	1,409	-	2,159	-
2.40%	-	-	-	753	1,147	-	112,421	-
2.45%	-	-	598	-	-	-	3,688	-
2.50%	-	-	-	1,745	1,081	-	25,869	-
2.55%	-	-	-	113	4,602	-	26,142	-
2.60%	-	-	-	-	-	-	351	-
2.65%	-	-	-	25	-	-	7,917	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	20,603	-
2.80%	-	-	-	-	-	-	1,502	-
2.85%	-	-	-	1,627	-	-	4,349	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,104	$37,461	$45,791	$135,089	$277,767	$1,034	$4,176,964	$597

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
0.40%	$456	-	-	-	-	1	-	-
0.60%	1,137	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	1,609	-	-	-	-	82	-	-
0.80%	34	16	1,125	726	-	-	-	-
0.85%	360	-	1,043	-	-	-	-	-
0.95%	268	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	428	-	-	349	-	-	-	-
1.15%	16,109	-	-	2,138	41	75	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	561	-	-	294	1,061	-	-	-
1.30%	84,646	49,968	137,885	93,657	-	1,590	-	3,493
1.35%	9,432	-	-	1,370	810	54	-	-
1.40%	5,132	33,152	57,615	23,728	-	104	662	31
1.45%	428	-	-	132	-	65	-	-
1.50%	75,642	-	-	6,507	-	1,113	-	-
1.55%	3,630	-	-	2,498	-	-	-	-
1.60%	26,797	-	-	1,588	-	198	-	-
1.65%	15,107	-	-	381	-	102	-	-
1.70%	930	-	-	42	-	-	-	-
1.75%	32,960	-	-	2,336	-	-	-	-
1.80%	5,826	-	-	1,509	-	438	-	-
1.85%	14,863	-	-	602	-	371	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	60,320	-	-	871	-	2,914	-	-
2.00%	5,285	-	-	256	-	-	-	-
2.05%	14,127	-	-	8	-	-	-	-
2.10%	4,038	-	-	65	-	-	-	-
2.15%	717	-	-	304	-	-	-	-
2.20%	13,576	-	-	6,390	-	-	-	-
2.25%	129	-	-	-	-	-	-	-
2.30%	6,529	-	-	1,331	-	-	-	-
2.35%	533	-	-	750	-	-	-	-
2.40%	10,125	-	-	17	-	503	-	-
2.45%	278	-	-	-	-	-	-	-
2.50%	2,599	-	-	-	-	-	-	-
2.55%	733	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	392	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	62	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$415,798	$83,136	$197,668	$147,849	$1,912	$7,610	$662	$3,524

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WFVSCG	WFVOG2	AMTP
0.40%	$2,464	-	-
0.60%	3,734	-	-
0.65%	223	-	-
0.75%	877	-	-
0.80%	429	-	-
0.85%	5,548	-	-
0.95%	1,289	-	-
1.05%	3,115	-	-
1.10%	12,871	-	-
1.15%	43,731	-	-
1.20%	-	-	-
1.25%	4,211	-	-
1.30%	257,591	-	-
1.35%	25,257	-	-
1.40%	16,704	133	50
1.45%	7,959	-	-
1.50%	256,722	-	-
1.55%	38,575	-	-
1.60%	60,526	-	-
1.65%	177,125	-	-
1.70%	1,337	-	-
1.75%	198,042	59	-
1.80%	31,556	-	-
1.85%	43,722	-	-
1.90%	1,172	-	-
1.95%	170,922	-	-
2.00%	6,214	-	-
2.05%	22,182	-	-
2.10%	20,465	-	-
2.15%	876	-	-
2.20%	21,711	-	-
2.25%	3,000	-	-
2.30%	24,452	-	-
2.35%	1,958	-	-
2.40%	20,487	-	-
2.45%	114	-	-
2.50%	5,149	-	-
2.55%	5,515	-	-
2.60%	-	-	-
2.65%	248	-	-
2.70%	20	-	-
2.75%	299	-	-
2.80%	-	-	-
2.85%	199	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-
Totals	$1,498,591	$192	$50

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $428,008,685 and $439,788,550, respectively, and total transfers from the Separate Account to the fixed account were $148,335,147 and $173,214,080, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $198 and $26,415 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $12,499,336 and $9,904,390 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For Purchase Payment Credits, the Company contributed $7,196,689 and $6,407,859 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$55,503,922,499	$-	$-	$55,503,922,499

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)	$5,189,817	$3,712,364
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	8,624,237	12,008,786
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	15,297,306	29,992,811
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)	11,460,423	24,091,094
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	1,970,430	4,293,863
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	3,382,577	3,389,056
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)	15,302,240	18,882,579
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	195,693	156,028
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)	1,705,155	1,720,612
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)	1,118,753	1,133,839
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	2,451,974	1,818,034
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	4,032,092	4,355,030
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	723	25,178
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)	5,533,154	4,333,391
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)	504,782	1,017,679
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)	417,711	540,876
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)	464,860	539,638
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	36,993	102,732

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)	55,786	93,613
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	629,465	571,102
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	660,734	154,747
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	2,339	3,672
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	503,768	1,827,532
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	253,610	394,664
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	22,219,090	18,528,415
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,537	517
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	734	360
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	321,399	112,742
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	1,296,574	3,878,328
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)	6,427	3,886
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	2,227,799	2,964,716
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)	477,123	371,330
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	15,233,556	41,909,090
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	1,835,045	2,122,063
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	24,978,445	25,574,857
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	331,710	1,839
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	1,163,955	1,124,881
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)	262,571	191,537
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)	50,507,380	69,108,991
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	154,658	59,185
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	431,574	118,561
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)	59,696	123,630
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	17,458	5,005
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	49,907,457	25,823,928
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	71,845,539	31,401,333
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)	34,177,999	27,988,678
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	18,542,440	40,319,587
Schwab Government Money Market Portfolio(TM) (CHSMM)	3,330,680	3,025,813
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	13,190,529	5,254,526
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)	332,786	267,010
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	16,240,378	13,025,208

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	12,703,613	20,398,613
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	35,361	37,246
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	398,043	864,129
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)	911,990	2,361,242
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	10,508,057	143,700
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	22,555,384	34,571,224
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	746,747	1,147,419
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)	4,335,587	6,898,952
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	5,410,354	11,648,643
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	178,119,551	13,248,172
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5,011,621	10,232,538
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)	36,756,230	42,363,916
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	706,137	558,368
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)	31,443,647	20,077,386
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	1,053,976	2,233,189
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)	32,311,697	52,031,385
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	2,030,600	1,706,096
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)	8,226,130	7,550,267
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)	193,948,754	30,333,246
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)	25,623,213	46,933,164
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	49,005,687	50,653,969
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	3,195,475	2,125,671
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)	160,332,702	50,874,399
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	2,169,049	2,341,586
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)	45,363,759	40,724,569
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)	2,768,928	5,681,677
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)	10,589,927	15,998,708
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	848,110	1,043,140
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)	10,473,803	7,238,253
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	11,068,214	6,884,296
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	24,080,441	33,457,161
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)	5,982,211	5,693,093
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)	17,896,545	15,036,779
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	352,062	178,564
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	748,072	1,816,128
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	2,143,863	4,011,561
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	9,374,509	14,499,375
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	10,594,145	9,977,359

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)	339,810	33,100
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	1,315,781	639
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,265,171	2,162,682
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	921,571	2,274,279
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	429,036	656,238
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	11,228,898	11,968,341
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	16,114,324	24,879,095
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	33,789,299	24,553,432
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,180,756	5,588,249
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)	3,217,349	7,485,346
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	17,098,558	6,990,082
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	226,152	497
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	60,265	20,321
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)	1,152,780	1,292,775
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	30,706,988	7,640,887
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)	40,890	31,430
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)	32,336,576	59,071,765
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	2,631,443	442,047
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	22,293,784	31,330,125
The Merger Fund VL - The Merger Fund VL (MGRFV)	7,765	1,107
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)	3,122,700	3,166,125
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	2,811,611	2,890,662
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)	2,096,140	1,555,869
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	71,555	175,168
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)	36,789	51,749
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)	47,833	97,766
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	2,194	2,899
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)	109	556
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)	9,814	3,927
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	2,172,515	92,143
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	2,806,932	263,504
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	1,016,216	840
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	660,307	558
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	6,037,117	733,487
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	712,004	1,772
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)	135,264,881	11,657,485
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	364,636,683	16,344,681
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	5,272,165	5,448,740
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)	27,625,193	22,089,975

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	592,878,896	482,875,499
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	349,013,991	220,735,589
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	50,755,225	32,266,421
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	114,411,264	55,255,526
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	565,857,079	167,413,648
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	10,203,120	13,591,655
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	1,337,814	1,955,186
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)	4,521,298	8,009,532
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	1,168,136	2,924,828
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	5,916,829	7,570,785
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	6,553,935	8,230,396
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	8,767,838	8,771,538
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)	316,718	515,789
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)	26,779,360	27,160,352
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	11,483,280	7,654,884
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	188,406,803	203,027,982
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)	284,435,482	304,164,482
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	76,208,637	100,180,102
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	238,394,103	289,540,649
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	40,122,946	41,540,296
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	57,700,986	84,140,999
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	1,468,161	926,923
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)	22,133,444	19,157,760
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)	10,006,481	14,626,021
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	7,411,206	15,006,567
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)	21,069,909	23,019,653
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	61,947,996	92,552,374
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)	336,221	323,078
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)	15,075,396	6,128,328
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	18,419,940	23,017,227
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	141,853,475	133,601,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	129,935,481	165,203,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	92,996,146	128,574,018
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	254,672,646	278,646,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	80,372,541	111,800,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	54,865,987	83,230,220
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	69,676,652	25,530,942
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	164,437,783	225,885,181

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	1,675,834	2,580,565
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)	11,195,008	18,932,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	737,306	298,325
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	19,997,085	7,389,449
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,038,614	2,045,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	29,518,260	25,562,970
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,125,982	908,393
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	31,417,020	8,710,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	44,469,245	21,007,306
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	53,876,442	25,391,930
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	133,035	122,446
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	48,433,902	31,928,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	2,428,016	1,358,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	17,235,521	7,455,332
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	7,986,098	3,623,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	13,556,948	4,828,345
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	7,031,090	7,145,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	7,253,574	5,385,550
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	32,697,161	54,627,687
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	32,099,579	47,625,293
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	103,042,273	45,744,445
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)	113,671,739	51,989,155
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	38,906,521	21,194,206
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	1,148,295	652,421
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)	63,761,607	12,974,864
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	1,157,690	5,935,929
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)	13,993,963	15,592,085
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	4,244,227	2,523,492
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	8,151,106	1,925,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	95,722,083	64,406,277
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	34,753,813	33,558,351
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	71,004,961	40,562,884
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	39,956,128	29,363,039
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	53,681,714	7,673,658
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	136,328,341	51,662,809

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)	43,791,371	6,453,015
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	5,607,750	15,427,045
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)	4,818	17,711
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	7,705	8,093
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	1,025,913	999,758
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	3,407	15,013
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	978,341	2,426,520
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)	9,902,353	6,344,529
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)	1,070,871	3,594,560
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)	878,716	2,683,102
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	19,767,450	17,943,903
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)	30,686,526	22,580,537
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	277,391	150,563
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	2,481,247	1,868,320
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)	44,977,114	36,432,590
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	693,472	1,728,003
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)	14,732,510	10,874,689
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	2,859,495	1,816,957
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	365,065	192,858
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)	447,276	1,261,122
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	242,679	5,934
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)	2,358,409	4,040,085
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)	1,342,174	3,059,661
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)	46,239,272	63,897,252
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)	32,892,309	54,089,155
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)	63,837	65,484
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)	3,119,086	2,176,797
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)	28,622	27,670
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	3,164	306
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	30,731,083	11,071,596
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)	136,227	113,956
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)	41,191	30,861
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)	106,440	431,956
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	991,913	2,864,274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	1,209,950	33,953
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	758,784	468,618
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	2,148,086	1,069,588
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	10,498,617	1,138,439
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	2,650,758	431,718
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)	34,519	8,955
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	867	199
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	694,356	1,820,144
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	20,855,075	36,110,166
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	241,574	28,729
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)	9,650,968	10,613,387
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)	93,249	955,779
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	954,779	2,226,703

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	44	1,416,587
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	1,570,899	4,206,690
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)	109,199	76,428
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)	448,231	1,091,821
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	9,757,345	22,035,720
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	8,795	1,022
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	8,457,949	17,715,636
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	52,136,068	28,960,365
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)	2,720	13,579
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)	1,395,301	1,655,750
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)	2,673,936	5,388,023
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)	6,065,919	10,128,125
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)	461,366	347,448
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	4,850	3,203
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	33,531	33,807
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	24,083,567	19,154,889
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)	1,609	11,700
	$7,461,674,803	$5,772,325,946

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2019	0.40%	19,109	$ 16.91	$ 323,129	2.51%	17.73%
2018	0.40%	24,863	14.36	357,099	1.65%	-6.79%
2017	0.40%	30,764	15.41	474,039	1.82%	15.16%
2016	0.40%	40,001	13.38	535,226	1.77%	4.03%
2015	0.40%	40,380	12.86	519,385	2.14%	0.89%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2019	0.95% to 2.20%	127,381	31.00 to 31.11	4,417,884	1.04%	22.44% to 20.89%
2018	0.95% to 2.20%	139,338	25.32 to 25.74	3,972,318	0.74%	-6.74% to -7.93%
2017	0.95% to 2.25%	151,189	27.15 to 27.74	4,646,927	1.21%	17.47% to 15.94%
2016	0.95% to 2.25%	191,288	23.11 to 23.93	5,023,652	0.82%	10.02% to 8.58%
2015	0.95% to 2.25%	223,475	21.01 to 22.04	5,355,148	1.16%	0.46% to -0.86%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.40% to 2.05%	138,361	8.96 to 8.72	1,218,872	1.06%	16.32% to 14.40%
2018	1.15% to 1.95%	78,022	7.67 to 7.63	596,866	1.31%	-23.33% to -23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2019	0.60%	4,030	13.40	53,995	2.05%	14.82%
2018	0.60%	4,197	11.67	48,975	1.88%	-7.63%
2017	0.60%	4,267	12.63	53,903	1.89%	13.98%
2016	0.40% to 0.60%	5,166	11.17 to 11.08	57,330	0.86%	3.18% to 2.97%
2015	0.40% to 0.60%	8,584	10.82 to 10.76	92,651	0.89%	-1.49% to -1.68%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2019	1.15% to 2.75%	1,110,926	13.62 to 12.02	14,350,826	1.80%	13.92% to 12.07%
2018	1.15% to 2.75%	1,218,690	11.95 to 10.72	13,924,702	1.57%	-8.42% to -9.91%
2017	1.15% to 2.75%	1,435,565	13.05 to 11.90	18,039,735	1.73%	13.01% to 11.19%
2016	1.15% to 2.75%	1,590,436	11.55 to 10.70	17,765,025	0.58%	2.18% to 0.53%
2015	1.10% to 2.75%	1,778,946	11.32 to 10.65	19,589,104	0.68%	-2.39% to -4.01%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2019	0.40% to 0.60%	33,267	17.93 to 17.69	595,041	0.63%	19.62% to 19.38%
2018	0.40% to 0.60%	46,638	14.99 to 14.82	696,729	0.50%	-15.37% to -15.54%
2017	0.40% to 0.60%	52,066	17.71 to 17.54	918,797	0.45%	12.70% to 12.47%
2016	0.40% to 0.60%	50,194	15.71 to 15.60	786,301	0.47%	24.59% to 24.34%
2015	0.40% to 0.60%	23,874	12.61 to 12.54	300,857	0.73%	-5.86% to -6.05%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2019	0.40% to 2.85%	2,334,269	24.79 to 31.78	98,654,265	0.32%	19.42% to 16.49%
2018	0.40% to 2.85%	2,480,515	20.76 to 27.29	88,375,527	0.22%	-15.64% to -17.72%
2017	0.40% to 2.85%	2,686,124	24.61 to 33.16	114,676,538	0.24%	12.40% to 9.64%
2016	0.40% to 2.85%	2,879,199	21.89 to 30.25	110,645,228	0.36%	24.29% to 21.25%
2015	0.40% to 2.85%	2,884,800	17.61 to 24.95	90,490,876	0.52%	-6.07% to -8.38%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2019	0.95% to 1.05%	10,997	28.87 to 28.39	313,636	0.00%	28.40% to 28.27%
2018	0.95% to 1.05%	14,528	22.48 to 22.14	323,749	0.00%	-8.67% to -8.76%
2017	0.95% to 1.05%	15,407	24.62 to 24.26	376,240	0.00%	27.96% to 27.83%
2016	0.95% to 1.05%	13,340	19.24 to 18.98	254,416	0.00%	-0.47% to -0.57%
2015	0.95% to 1.05%	17,677	19.33 to 19.09	339,556	0.00%	-2.83% to -2.92%
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2019	0.60%	5,727	12.14	69,504	0.00%	39.00%
2018	0.60%	5,727	8.73	50,003	0.00%	-12.69%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2019	0.40%	2,758	8.33	22,970	1.69%	19.93%
2018	0.40%	2,662	6.94	18,486	1.73%	-19.28%
2017	0.40%	2,975	8.60	25,596	2.70%	-1.23%
2016	0.40%	1,359	8.71	11,839	2.99%	40.23%
2015	0.40%	330	6.21	2,050	0.94%	-37.88%	****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2019	0.40% to 0.60%	181,218	10.40 to 10.26	1,882,070	2.62%	8.72% to 8.50%
2018	0.40% to 0.60%	164,109	9.56 to 9.46	1,567,758	3.24%	-2.96% to -3.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 0.60%	118,106	9.86 to 9.76	1,162,923	3.54%	3.51% to 3.30%
2016	0.40% to 0.60%	44,469	9.52 to 9.45	422,663	2.30%	4.29% to 4.08%
2015	0.40% to 0.60%	33,187	9.13 to 9.08	302,685	2.40%	-2.67% to -2.87%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2019	0.80% to 1.40%	606,322	40.04 to 40.37	26,517,118	1.55%	18.89% to 18.17%
2018	0.80% to 1.40%	685,780	33.68 to 34.16	25,337,419	1.40%	-4.60% to -5.18%
2017	0.80% to 1.40%	753,983	35.31 to 36.03	29,338,342	1.53%	13.00% to 12.32%
2016	0.80% to 1.40%	849,906	31.24 to 32.08	29,397,866	1.57%	6.14% to 5.50%
2015	0.80% to 1.40%	952,327	29.44 to 30.41	31,165,843	1.72%	-3.35% to -3.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.80% to 1.40%	498,774	30.40 to 26.65	13,515,695	2.07%	22.96% to 22.21%
2018	0.80% to 1.40%	578,960	24.72 to 21.81	12,831,751	1.92%	-7.62% to -8.18%
2017	0.80% to 1.40%	610,024	26.76 to 23.75	14,711,679	2.35%	19.52% to 18.80%
2016	0.80% to 1.40%	690,001	22.39 to 19.99	13,995,878	2.36%	12.58% to 11.90%
2015	0.80% to 1.40%	774,518	19.89 to 17.87	14,032,779	2.09%	-6.38% to -6.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
2019	0.95% to 2.40%	107,378	30.44 to 28.56	3,573,215	1.83%	22.57% to 20.78%
2018	0.95% to 2.40%	113,996	24.84 to 23.65	3,108,648	1.67%	-8.08% to -9.43%
2017	0.95% to 2.40%	124,007	27.02 to 26.11	3,694,137	2.10%	19.16% to 17.42%
2016	0.95% to 2.40%	136,268	22.67 to 22.24	3,420,647	2.08%	12.13% to 10.49%
2015	0.95% to 2.40%	161,772	20.22 to 20.13	3,616,427	1.80%	-6.84% to -8.21%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.40% to 2.85%	14,004,669	13.77 to 11.16	197,180,047	2.29%	8.47% to 5.80%
2018	0.40% to 2.85%	16,102,403	12.70 to 10.55	211,026,750	2.83%	-3.21% to -5.60%
2017	0.40% to 2.85%	16,760,938	13.12 to 11.17	229,258,020	2.62%	3.26% to 0.73%
2016	0.40% to 2.85%	16,430,647	12.70 to 11.09	220,038,920	1.83%	3.97% to 1.42%
2015	0.40% to 2.70%	16,784,497	12.22 to 11.16	218,767,491	1.96%	-2.86% to -5.10%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.40% to 1.40%	399,967	20.10 to 28.07	10,809,320	2.05%	28.63% to 27.34%
2018	0.40% to 1.40%	458,528	15.63 to 22.04	9,755,079	1.41%	-13.19% to -14.06%
2017	0.40% to 1.40%	517,510	18.00 to 25.65	12,924,699	1.53%	11.25% to 10.13%
2016	0.40% to 1.40%	576,317	16.18 to 23.29	13,078,348	1.71%	22.36% to 21.14%
2015	0.40% to 1.40%	424,721	13.22 to 19.23	8,057,157	1.65%	-1.83% to -2.81%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2019	0.40% to 2.85%	5,000,394	30.50 to 26.62	160,894,132	1.91%	28.48% to 25.32%
2018	0.40% to 2.85%	5,609,467	23.74 to 21.24	141,799,223	1.27%	-13.31% to -15.46%
2017	0.40% to 2.85%	6,044,690	27.38 to 25.12	178,366,410	1.38%	11.02% to 8.30%
2016	0.40% to 2.85%	6,722,132	24.66 to 23.20	180,219,498	1.56%	22.23% to 19.23%
2015	0.40% to 2.85%	5,648,494	20.18 to 19.46	125,755,186	1.52%	-1.97% to -4.38%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2019	0.40% to 0.60%	13,318	11.17 to 11.14	148,449	2.70%	17.15% to 16.91%
2018	0.40% to 0.60%	12,383	9.54 to 9.53	118,006	1.48%	-4.61% to -4.74%	****
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2019	0.40% to 0.60%	48,970	11.24 to 11.20	549,737	2.10%	20.55% to 20.31%
2018	0.40% to 0.60%	22,264	9.32 to 9.31	207,323	1.57%	-6.76% to -6.89%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2019	0.40% to 0.60%	50,587	10.42 to 10.39	525,622	1.31%	22.18% to 21.93%
2018	0.40% to 0.60%	41,884	8.53 to 8.52	356,821	1.40%	-14.71% to -14.83%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2019	0.60%	47,375	11.38	539,073	0.00%	30.46%
2018	0.60%	16,712	8.72	145,761	0.00%	-12.77%	****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2019	1.30%	49,615	218.98	10,864,364	0.99%	29.41%
2018	1.30%	54,721	169.22	9,259,805	0.66%	-1.32%
2017	1.30%	62,814	171.48	10,771,585	0.67%	26.96%
2016	1.30%	82,124	135.07	11,092,388	0.99%	8.34%
2015	1.30%	92,503	124.67	11,532,578	0.80%	5.73%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2019	1.30%	7,182	69.44	498,748	6.45%	11.38%
2018	1.30%	6,474	62.35	403,644	5.17%	-3.43%
2017	1.30%	11,741	64.56	757,997	6.21%	5.86%
2016	1.30%	13,960	60.99	851,416	6.41%	16.30%
2015	1.30%	13,269	52.44	695,779	5.38%	-8.15%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2019	0.40% to 2.85%	48,793,019	15.25 to 12.92	751,824,542	2.33%	17.51% to 14.62%
2018	0.40% to 2.85%	52,660,875	12.98 to 11.27	698,288,757	1.34%	-5.28% to -7.62%
2017	0.40% to 2.85%	57,113,592	13.70 to 12.20	808,276,400	0.77%	14.35% to 11.54%
2016	0.40% to 2.85%	60,059,364	11.98 to 10.94	751,684,583	1.32%	6.85% to 4.23%
2015	0.40% to 2.75%	63,474,141	11.21 to 10.52	752,011,702	1.49%	-1.47% to -3.79%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2019	1.30%	16,091	37.50	603,338	2.18%	4.32%
2018	1.30%	17,972	35.94	645,953	2.01%	-0.41%
2017	1.30%	18,957	36.09	684,134	1.53%	0.51%
2016	1.30%	19,599	35.91	703,758	1.59%	0.12%
2015	1.30%	21,051	35.86	754,989	1.59%	0.61%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.40% to 2.85%	16,520,109	15.43 to 13.74	242,401,136	1.83%	26.95% to 23.83%
2018	0.40% to 2.85%	17,237,659	12.15 to 11.09	201,391,321	1.72%	-7.79% to -10.07%
2017	0.40% to 2.85%	18,794,597	13.18 to 12.33	240,731,201	1.58%	16.03% to 13.18%
2016	0.40% to 2.85%	17,052,613	11.36 to 10.90	190,253,960	1.79%	15.60% to 12.76%
2015	0.40% to 2.50%	6,235,745	9.83 to 9.69	60,821,673	1.38%	-1.73% to -3.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2019	0.40% to 2.55%	4,274,867	11.39 to 11.11	49,951,526	5.18%	14.40% to 11.93%
2018	0.40% to 2.55%	2,224,850	9.96 to 9.93	22,899,633	5.18%	-3.28% to -5.38%
2017	0.40% to 2.55%	2,888,766	10.30 to 10.49	31,168,746	5.00%	2.98% to 4.36%
2016	1.15% to 2.50%	1,270,873	10.29 to 10.06	12,972,988	5.17%	11.52% to 10.01%
2015	1.15% to 2.50%	472,591	9.23 to 9.15	4,345,939	2.87%	-7.70% to -8.55%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2019	0.40% to 2.85%	33,610,292	11.11 to 9.89	356,599,362	2.61%	8.71% to 6.04%
2018	0.40% to 2.85%	30,210,417	10.22 to 9.33	297,633,981	2.47%	-1.12% to -3.57%
2017	0.40% to 2.85%	24,686,644	10.34 to 9.67	248,305,125	2.23%	2.79% to 0.27%
2016	0.40% to 2.85%	16,323,965	10.06 to 9.65	161,297,863	1.76%	2.05% to -0.45%
2015	0.40% to 2.50%	6,186,106	9.86 to 9.72	60,516,404	0.94%	-1.45% to -2.84%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2019	0.40% to 2.85%	18,748,962	20.13 to 15.43	330,200,800	1.25%	17.28% to 14.40%
2018	0.40% to 2.85%	20,772,328	17.16 to 13.49	315,810,502	0.84%	-7.95% to -10.23%
2017	0.40% to 2.85%	22,494,782	18.64 to 15.03	375,898,088	1.27%	13.25% to 10.48%
2016	0.40% to 2.85%	23,713,308	16.46 to 13.60	354,185,101	1.19%	3.39% to 0.85%
2015	0.40% to 2.85%	25,726,229	15.92 to 13.49	375,967,713	1.09%	-1.40% to -3.82%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2019	0.40% to 2.85%	2,526,416	14.02 to 12.17	33,137,075	0.40%	19.38% to 16.44%
2018	0.40% to 2.85%	2,557,928	11.74 to 10.46	28,395,977	0.34%	-16.02% to -18.10%
2017	0.40% to 2.85%	2,675,080	13.99 to 12.77	35,765,531	0.84%	14.58% to 11.77%
2016	0.40% to 2.85%	2,569,957	12.21 to 11.42	30,355,510	0.81%	14.74% to 11.93%
2015	0.40% to 2.85%	2,257,127	10.64 to 10.20	23,521,160	0.34%	-2.91% to -5.29%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.40% to 2.55%	1,588,614	28.96 to 40.71	68,693,857	0.91%	21.72% to 19.10%
2018	0.40% to 2.55%	1,815,204	23.79 to 34.18	64,943,534	0.82%	-9.34% to -11.31%
2017	0.40% to 2.55%	2,016,378	26.24 to 38.54	80,553,584	0.68%	11.95% to 9.55%
2016	0.40% to 2.95%	2,464,385	23.44 to 30.66	89,216,990	0.92%	25.22% to 22.03%
2015	0.40% to 2.95%	2,597,922	18.72 to 25.13	76,264,013	0.76%	-2.72% to -5.21%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.80% to 1.40%	2,915,046	67.92 to 75.23	223,546,554	1.71%	30.13% to 29.35%
2018	0.80% to 1.40%	3,296,757	52.20 to 58.16	195,315,563	1.64%	-5.40% to -5.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.80% to 1.40%	3,700,488	55.18 to 61.86	232,999,693	1.70%	20.57% to 19.84%
2016	0.80% to 1.40%	4,105,599	45.76 to 51.62	215,623,442	2.00%	10.82% to 10.15%
2015	0.80% to 1.40%	4,605,478	41.30 to 46.86	219,443,889	1.81%	0.30% to -0.31%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2019	0.40% to 2.55%	3,569,193	26.60 to 32.58	134,065,977	1.46%	30.32% to 27.51%
2018	0.40% to 2.55%	4,135,263	20.41 to 25.55	120,440,859	1.39%	-5.24% to -7.29%
2017	0.40% to 2.55%	4,741,553	21.54 to 27.57	147,798,113	1.45%	20.73% to 18.13%
2016	0.40% to 2.65%	5,448,421	17.84 to 23.00	141,923,286	1.75%	11.00% to 8.50%
2015	0.40% to 2.65%	6,053,900	16.07 to 21.20	144,118,066	1.54%	0.46% to -1.80%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2019	0.80% to 1.40%	660,931	48.95 to 55.15	38,768,298	1.47%	33.28% to 32.48%
2018	0.80% to 1.40%	729,093	36.73 to 41.63	32,262,621	1.80%	-5.17% to -5.75%
2017	0.80% to 1.40%	811,429	38.73 to 44.17	38,057,925	1.16%	14.41% to 13.72%
2016	0.80% to 1.40%	917,419	33.85 to 38.84	37,838,359	1.31%	9.49% to 8.83%
2015	0.80% to 1.40%	1,041,694	30.92 to 35.68	39,423,748	1.07%	-3.97% to -4.55%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.80% to 1.40%	747,557	41.20 to 35.95	27,383,863	1.17%	35.01% to 34.19%
2018	0.80% to 1.40%	835,497	30.52 to 26.79	22,786,540	1.26%	-7.60% to -8.16%
2017	0.80% to 1.40%	883,156	33.03 to 29.17	26,202,804	1.33%	26.32% to 25.56%
2016	0.80% to 1.40%	997,558	26.15 to 23.24	23,553,895	1.63%	7.04% to 6.40%
2015	0.80% to 1.40%	1,207,976	24.43 to 21.84	26,784,876	1.69%	-3.25% to -3.83%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2019	0.40% to 2.75%	2,761,476	25.45 to 25.98	92,162,383	0.93%	35.24% to 32.05%
2018	0.40% to 2.75%	3,195,645	18.82 to 19.68	79,876,330	1.01%	-7.48% to -9.67%
2017	0.40% to 2.75%	3,794,414	20.34 to 21.78	103,566,423	1.08%	26.50% to 23.53%
2016	0.40% to 2.75%	4,453,762	16.08 to 17.64	97,160,288	1.39%	7.20% to 4.68%
2015	0.40% to 2.75%	5,048,905	15.00 to 16.85	104,183,974	1.45%	-3.10% to -5.39%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2019	0.95% to 2.25%	33,308	21.87 to 22.58	839,641	0.00%	20.34% to 18.76%
2018	0.95% to 2.25%	37,666	18.18 to 19.01	796,999	0.00%	-20.06% to -21.12%
2017	0.95% to 2.25%	37,554	22.74 to 24.10	994,850	0.00%	23.19% to 21.58%
2016	0.95% to 2.25%	35,835	18.46 to 19.82	798,650	0.00%	15.68% to 14.17%
2015	0.95% to 2.25%	50,639	15.95 to 17.36	965,449	0.00%	-3.45% to -4.72%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2019	0.80% to 1.40%	396,354	38.58 to 33.55	13,545,644	1.08%	28.09% to 27.31%
2018	0.80% to 1.40%	442,636	30.12 to 26.35	11,870,241	0.80%	-5.45% to -6.03%
2017	0.80% to 1.40%	494,849	31.85 to 28.04	14,109,751	0.74%	18.75% to 18.04%
2016	0.80% to 1.40%	536,200	26.82 to 23.76	12,939,798	1.20%	9.15% to 8.50%
2015	0.80% to 1.40%	615,539	24.57 to 21.90	13,679,890	0.85%	0.77% to 0.16%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2019	0.75% to 1.35%	539,381	9.76 to 9.70	5,397,812	1.90%	1.15% to 0.54%
2018	0.75% to 1.35%	514,302	9.65 to 9.64	5,092,814	1.56%	0.75% to 0.14%
2017	0.75% to 1.35%	503,857	9.57 to 9.63	4,939,541	0.45%	-0.31% to -0.91%
2016	0.75% to 1.35%	561,907	9.60 to 9.72	5,537,570	0.01%	-0.74% to -1.33%
2015	0.75% to 1.35%	917,962	9.67 to 9.85	9,048,033	0.01%	-0.74% to -1.34%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.40% to 2.40%	1,015,022	11.40 to 10.79	11,255,887	5.41%	16.06% to 13.73%
2018	0.40% to 1.95%	299,403	9.82 to 9.57	2,889,165	5.81%	-4.38% to -5.88%
2017	0.40% to 1.95%	172,298	10.27 to 10.16	1,756,327	0.74%	2.69% to 1.63%	****
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2019	0.40% to 0.60%	138,474	19.39 to 19.13	2,679,199	1.42%	19.12% to 18.88%
2018	0.40% to 0.60%	145,302	16.28 to 16.10	2,361,387	1.25%	-3.39% to -3.58%
2017	0.40% to 0.60%	92,725	16.85 to 16.69	1,560,377	1.14%	13.08% to 12.86%
2016	0.40% to 0.60%	57,268	14.90 to 14.79	851,827	1.67%	13.86% to 13.64%
2015	0.40% to 0.60%	48,681	13.09 to 13.02	636,020	1.68%	-1.04% to -1.24%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.40% to 2.85%	3,517,430	18.45 to 15.63	60,032,877	0.81%	27.21% to 24.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 2.85%	3,576,288	14.50 to 12.59	48,434,785	0.61%	-17.28% to -19.33%
2017	0.40% to 2.85%	3,677,512	17.53 to 15.61	60,821,422	0.64%	11.31% to 8.58%
2016	0.40% to 2.85%	3,789,125	15.75 to 14.38	56,943,567	0.62%	30.56% to 27.36%
2015	0.40% to 2.85%	2,546,750	12.06 to 11.29	29,685,190	0.48%	-6.84% to -9.13%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2019	0.40% to 2.75%	6,274,991	11.88 to 10.19	68,892,705	4.32%	6.65% to 4.13%
2018	0.40% to 2.80%	7,168,898	11.14 to 9.76	74,685,303	3.81%	-0.49% to -2.90%
2017	0.40% to 2.80%	5,278,077	11.19 to 10.05	55,869,738	3.27%	3.03% to 0.55%
2016	0.40% to 2.80%	4,327,808	10.86 to 10.00	44,989,788	3.44%	8.51% to 5.90%
2015	0.40% to 2.80%	2,619,558	10.01 to 9.44	25,354,740	3.34%	-1.39% to -3.76%
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
2019	0.95% to 2.25%	54,311	10.77 to 10.58	580,982	1.95%	18.78% to 17.22%
2018	0.95% to 2.25%	54,758	9.07 to 9.02	495,556	0.00%	-9.34% to -9.78%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.80% to 1.40%	278,446	18.85 to 16.94	4,775,752	3.00%	8.57% to 7.91%
2018	0.80% to 1.40%	311,338	17.36 to 15.69	4,947,178	3.14%	-1.39% to -1.99%
2017	0.80% to 1.40%	372,687	17.61 to 16.01	6,037,666	3.29%	3.21% to 2.58%
2016	0.80% to 1.40%	400,313	17.06 to 15.61	6,315,618	3.66%	3.00% to 2.37%
2015	0.80% to 1.40%	471,546	16.57 to 15.25	7,258,448	3.94%	-1.04% to -1.64%
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
2019	0.95% to 2.30%	1,054,260	16.29 to 12.96	15,764,545	2.71%	8.13% to 6.66%
2018	0.95% to 2.30%	1,167,224	15.06 to 12.15	16,238,610	2.89%	-1.73% to -3.08%
2017	0.95% to 2.30%	1,339,808	15.33 to 12.54	19,075,645	2.91%	2.77% to 1.37%
2016	0.95% to 2.30%	1,344,546	14.92 to 12.37	18,716,854	3.45%	2.55% to 1.16%
2015	0.95% to 2.40%	1,625,167	14.55 to 12.07	22,156,400	3.68%	-1.39% to -2.83%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2019	0.40% to 2.50%	759,030	10.67 to 10.30	7,957,750	1.49%	28.68% to 25.96%
2018	0.40% to 2.40%	328,114	8.30 to 8.18	2,703,388	1.00%	-17.05% to -18.17%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2019	0.40% to 2.40%	271,824	23.85 to 38.13	11,083,422	0.28%	30.75% to 28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2019	0.80% to 1.40%	3,079,159	52.43 to 60.55	274,799,594	1.98%	26.42% to 25.66%
2018	0.80% to 1.40%	3,475,394	41.47 to 48.19	245,554,682	2.20%	-9.03% to -9.58%
2017	0.80% to 1.40%	3,943,755	45.59 to 53.30	307,066,645	1.66%	11.99% to 11.32%
2016	0.80% to 1.40%	4,425,270	40.71 to 47.88	310,251,218	2.26%	17.08% to 16.37%
2015	0.80% to 1.40%	4,910,640	34.77 to 41.14	295,801,186	3.08%	-4.73% to -5.31%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2019	1.10% to 2.30%	126,904	43.11 to 35.08	5,186,100	1.42%	32.62% to 31.02%
2018	1.10% to 2.30%	151,463	32.50 to 26.78	4,688,603	0.71%	-18.41% to -19.41%
2017	1.10% to 2.30%	167,647	39.84 to 33.22	6,375,684	1.22%	17.78% to 16.35%
2016	1.10% to 2.30%	185,111	33.82 to 28.55	5,994,904	0.86%	8.07% to 6.77%
2015	1.10% to 2.30%	214,890	31.30 to 26.74	6,448,388	0.83%	-4.26% to -5.42%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2019	0.80% to 1.40%	912,609	27.74 to 27.65	37,080,785	5.04%	14.18% to 13.49%
2018	0.80% to 1.40%	1,021,563	24.30 to 24.36	36,277,118	5.39%	-4.06% to -4.65%
2017	0.80% to 1.40%	1,174,888	25.33 to 25.55	43,810,042	5.12%	6.08% to 5.44%
2016	0.80% to 1.40%	1,334,870	23.88 to 24.23	47,252,928	5.23%	13.69% to 13.01%
2015	0.80% to 1.40%	1,461,345	21.00 to 21.44	45,774,754	6.64%	-4.40% to -4.98%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2019	0.80% to 1.40%	1,652,739	38.55 to 34.92	87,683,449	1.72%	17.30% to 16.59%
2018	0.80% to 1.40%	1,862,553	32.86 to 29.95	84,524,118	1.62%	-6.11% to -6.68%
2017	0.80% to 1.40%	2,119,632	35.00 to 32.09	102,572,613	1.83%	13.19% to 12.51%
2016	0.80% to 1.40%	2,380,437	30.92 to 28.53	102,224,912	1.42%	2.25% to 1.63%
2015	0.80% to 1.40%	2,678,898	30.24 to 28.07	113,107,245	1.52%	-0.66% to -1.26%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2019	0.40% to 2.55%	46,535,382	14.28 to 13.19	641,316,929	1.68%	23.62% to 20.95%
2018	0.40% to 2.55%	35,320,687	11.56 to 10.90	397,518,598	1.43%	-4.83% to -6.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.55%	25,845,784	12.14 to 11.71	308,637,826	1.58%	15.65% to 13.16%
2016	0.40% to 2.55%	9,413,350	10.50 to 10.35	98,141,707	2.37%	4.98% to 3.48%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.40% to 2.75%	4,651,695	13.56 to 11.17	61,177,730	1.78%	9.38% to 6.80%
2018	0.40% to 2.85%	5,084,672	12.39 to 10.31	61,635,703	0.68%	-25.07% to -26.93%
2017	0.40% to 2.85%	5,387,615	16.54 to 14.11	88,249,043	1.38%	-3.16% to -5.54%
2016	0.40% to 2.85%	6,156,581	17.08 to 14.94	105,222,917	0.53%	32.97% to 29.71%
2015	0.40% to 2.85%	5,226,773	12.84 to 11.52	68,031,516	0.98%	-21.07% to -23.01%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2019	0.40% to 2.85%	9,856,666	20.47 to 23.04	301,831,977	1.80%	26.60% to 23.49%
2018	0.40% to 2.85%	10,753,975	16.17 to 18.66	262,934,686	2.04%	-8.90% to -11.16%
2017	0.40% to 2.85%	11,450,750	17.75 to 21.00	310,924,395	1.48%	12.20% to 9.45%
2016	0.40% to 2.85%	12,175,654	15.82 to 19.19	298,244,400	2.19%	17.24% to 14.36%
2015	0.40% to 2.75%	12,561,654	13.49 to 17.00	265,722,172	3.10%	-4.62% to -6.87%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.80% to 1.40%	286,639	18.82 to 17.32	5,019,968	2.00%	15.07% to 14.38%
2018	0.80% to 1.40%	290,998	16.35 to 15.14	4,451,599	1.50%	-4.88% to -5.45%
2017	0.80% to 1.40%	300,966	17.19 to 16.02	4,866,546	1.43%	12.09% to 11.41%
2016	0.80% to 1.40%	332,315	15.34 to 14.38	4,819,054	1.32%	4.44% to 3.81%
2015	0.80% to 1.40%	392,304	14.69 to 13.85	5,477,136	1.75%	-1.11% to -1.71%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2019	1.10% to 2.85%	14,119,750	19.52 to 15.03	261,631,240	1.93%	14.48% to 12.45%
2018	1.10% to 2.85%	14,151,513	17.05 to 13.36	229,497,836	1.40%	-5.32% to -7.01%
2017	1.10% to 2.85%	14,831,606	18.01 to 14.37	254,752,150	1.31%	11.56% to 9.59%
2016	1.10% to 2.85%	15,269,426	16.15 to 13.11	235,592,461	1.32%	4.08% to 2.24%
2015	1.10% to 2.85%	14,703,373	15.51 to 12.82	218,655,371	1.66%	-1.62% to -3.37%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.80% to 1.40%	466,941	19.63 to 18.06	8,546,905	1.84%	19.05% to 18.33%
2018	0.80% to 1.40%	567,701	16.49 to 15.27	8,772,921	1.42%	-6.73% to -7.30%
2017	0.80% to 1.40%	568,630	17.68 to 16.47	9,470,434	1.37%	15.54% to 14.84%
2016	0.80% to 1.40%	661,082	15.30 to 14.34	9,578,552	1.41%	5.20% to 4.56%
2015	0.80% to 1.40%	720,167	14.54 to 13.71	9,968,924	1.63%	-1.16% to -1.76%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2019	1.10% to 2.70%	20,113,617	21.33 to 16.79	407,782,827	1.75%	18.56% to 16.64%
2018	1.10% to 2.70%	22,418,899	17.99 to 14.40	384,262,576	1.23%	-7.12% to -8.63%
2017	1.10% to 2.70%	25,198,593	19.37 to 15.76	466,403,044	1.25%	14.99% to 13.13%
2016	1.10% to 2.70%	27,398,493	16.84 to 13.93	442,273,630	1.26%	4.64% to 2.95%
2015	1.10% to 2.70%	29,292,814	16.10 to 13.53	453,277,086	1.57%	-1.55% to -3.15%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.80% to 1.40%	694,267	21.06 to 19.39	13,652,092	1.95%	23.38% to 22.63%
2018	0.80% to 1.40%	707,650	17.07 to 15.81	11,335,210	1.23%	-8.63% to -9.18%
2017	0.80% to 1.40%	760,388	18.68 to 17.41	13,393,745	1.38%	19.85% to 19.13%
2016	0.80% to 1.40%	696,503	15.59 to 14.61	10,286,080	1.39%	5.67% to 5.03%
2015	0.80% to 1.40%	705,477	14.75 to 13.91	9,908,634	1.60%	-1.13% to -1.73%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2019	1.10% to 2.60%	3,255,605	23.53 to 18.80	71,170,340	1.76%	22.75% to 20.89%
2018	1.10% to 2.60%	3,356,498	19.17 to 15.56	59,866,335	1.10%	-9.07% to -10.46%
2017	1.10% to 2.60%	3,607,721	21.08 to 17.37	71,079,052	1.18%	19.37% to 17.57%
2016	1.10% to 2.60%	3,573,631	17.66 to 14.78	59,111,399	1.21%	5.21% to 3.62%
2015	1.10% to 2.60%	3,821,754	16.79 to 14.26	60,383,526	1.49%	-1.62% to -3.12%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2019	0.40% to 2.75%	35,508,567	15.37 to 14.08	526,717,527	3.34%	29.16% to 26.12%
2018	0.40% to 2.55%	26,122,667	11.90 to 11.23	302,916,510	0.17%	-9.56% to -11.52%
2017	0.40% to 2.75%	20,434,676	13.16 to 12.65	264,509,037	1.42%	16.15% to 13.41%
2016	0.40% to 2.55%	7,451,209	11.33 to 11.17	83,839,229	3.02%	13.30% to 11.68%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2019	0.80% to 1.40%	2,727,202	62.65 to 75.59	413,039,306	0.26%	33.24% to 32.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	3,027,532	47.02 to 57.08	346,280,311	0.24%	-0.97% to -1.57%
2017	0.80% to 1.40%	3,340,796	47.49 to 57.99	387,075,042	0.22%	34.06% to 33.25%
2016	0.80% to 1.40%	3,707,233	35.42 to 43.52	322,445,498	0.04%	0.00% to -0.61%
2015	0.80% to 1.40%	4,110,706	35.42 to 43.79	360,043,045	0.25%	6.32% to 5.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2019	0.40% to 2.85%	10,118,386	27.64 to 31.79	426,825,480	0.06%	33.44% to 30.16%
2018	0.40% to 2.85%	10,652,368	20.71 to 24.43	340,382,189	0.04%	-0.83% to -3.29%
2017	0.40% to 2.85%	11,129,767	20.89 to 25.26	363,610,124	0.08%	34.28% to 30.99%
2016	0.40% to 2.85%	10,698,404	15.56 to 19.28	263,952,403	0.00%	0.15% to -2.31%
2015	0.40% to 2.85%	11,626,758	15.53 to 19.74	289,710,026	0.04%	6.48% to 3.86%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.80% to 1.40%	884,903	17.26 to 15.60	13,995,244	2.73%	8.70% to 8.05%
2018	0.80% to 1.40%	827,555	15.88 to 14.44	12,108,294	2.35%	-1.43% to -2.03%
2017	0.80% to 1.40%	923,643	16.11 to 14.74	13,777,172	2.29%	3.33% to 2.70%
2016	0.80% to 1.40%	976,988	15.59 to 14.35	14,182,006	2.16%	3.79% to 3.17%
2015	0.80% to 1.40%	1,099,872	15.02 to 13.91	15,458,390	2.46%	-1.50% to -2.10%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2019	0.40% to 2.90%	51,919,394	15.48 to 11.78	814,933,908	2.68%	8.97% to 6.23%
2018	0.40% to 2.90%	45,562,385	14.21 to 11.09	660,950,999	2.42%	-1.19% to -3.68%
2017	0.40% to 2.90%	39,490,721	14.38 to 11.52	583,048,112	2.45%	3.58% to 0.98%
2016	0.40% to 2.95%	27,826,362	13.88 to 11.32	396,568,544	2.42%	4.06% to 1.40%
2015	0.40% to 2.95%	23,352,303	13.34 to 11.17	321,188,665	2.31%	-1.25% to -3.77%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.80% to 1.40%	763,210	23.30 to 21.45	16,586,396	0.78%	22.36% to 21.62%
2018	0.80% to 1.40%	857,905	19.04 to 17.63	15,313,495	0.55%	-15.33% to -15.84%
2017	0.80% to 1.40%	925,175	22.49 to 20.95	19,602,619	0.61%	19.74% to 19.02%
2016	0.80% to 1.40%	1,019,717	18.78 to 17.61	18,135,498	0.40%	11.22% to 10.55%
2015	0.80% to 1.40%	1,253,696	16.89 to 15.93	20,145,896	0.38%	-2.29% to -2.88%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2019	0.40% to 2.85%	5,073,669	21.84 to 36.86	235,309,401	0.67%	22.68% to 19.66%
2018	0.40% to 2.85%	5,517,742	17.80 to 30.80	210,606,589	0.39%	-15.11% to -17.22%
2017	0.40% to 2.85%	6,276,254	20.97 to 37.21	285,514,647	0.48%	20.06% to 17.11%
2016	0.40% to 2.85%	6,995,968	17.47 to 31.77	268,401,986	0.31%	11.48% to 8.74%
2015	0.40% to 2.85%	7,545,203	15.67 to 29.22	262,402,784	0.25%	-2.02% to -4.43%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2019	0.80% to 1.40%	1,360,073	32.27 to 30.32	52,207,197	1.70%	26.74% to 25.98%
2018	0.80% to 1.40%	1,502,540	25.46 to 24.07	45,713,821	1.51%	-15.49% to -16.01%
2017	0.80% to 1.40%	1,652,970	30.13 to 28.65	59,795,515	1.40%	29.25% to 28.47%
2016	0.80% to 1.40%	1,852,149	23.31 to 22.30	52,046,563	1.37%	-5.82% to -6.39%
2015	0.80% to 1.40%	2,102,387	24.75 to 23.83	63,136,573	1.46%	2.80% to 2.17%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2019	0.40% to 2.85%	3,623,703	12.36 to 21.90	97,597,749	1.49%	26.99% to 23.87%
2018	0.40% to 2.85%	3,960,462	9.73 to 17.68	85,113,347	1.37%	-15.40% to -17.49%
2017	0.40% to 2.85%	3,943,518	11.51 to 21.43	101,398,519	1.22%	29.47% to 26.30%
2016	0.40% to 2.85%	3,994,427	8.89 to 16.97	80,353,147	1.26%	-5.65% to -7.96%
2015	0.40% to 2.85%	4,070,933	9.42 to 18.44	87,655,046	1.68%	-5.82% to 0.35%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.80% to 1.40%	130,997	32.46 to 29.16	3,882,954	1.55%	33.22% to 32.41%
2018	0.80% to 1.40%	152,249	24.37 to 22.02	3,400,823	0.86%	-18.00% to -18.50%
2017	0.80% to 1.40%	169,584	29.71 to 27.02	4,643,897	1.37%	18.26% to 17.55%
2016	0.80% to 1.40%	194,874	25.12 to 22.99	4,535,225	1.00%	8.61% to 7.95%
2015	0.80% to 1.40%	221,601	23.13 to 21.29	4,774,145	0.98%	-3.83% to -4.41%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2019	0.40% to 2.40%	666,837	14.81 to 12.94	9,190,357	1.61%	22.46% to 20.00%
2018	0.40% to 2.50%	412,769	12.10 to 10.72	4,725,026	3.46%	-6.83% to -8.81%
2017	0.40% to 2.50%	175,387	12.98 to 11.75	2,194,349	2.28%	3.36% to 1.18%
2016	0.40% to 0.60%	67,558	12.56 to 12.47	844,472	1.48%	5.04% to 4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	60,710	11.96 to 11.89	723,669	1.66%	3.07% to 2.87%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.40% to 2.85%	13,162,556	24.86 to 14.95	234,316,579	5.37%	15.59% to 12.75%
2018	0.40% to 2.85%	14,462,828	21.51 to 13.26	225,356,300	4.80%	-4.69% to -7.05%
2017	0.40% to 2.85%	16,047,838	22.57 to 14.27	264,473,144	4.16%	9.24% to 6.56%
2016	0.40% to 2.85%	17,118,771	20.66 to 13.39	261,593,923	4.83%	13.57% to 10.78%
2015	0.40% to 2.85%	17,158,069	18.19 to 12.08	234,757,036	4.70%	-7.43% to -9.70%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2019	0.95% to 2.50%	884,745	35.18 to 32.55	34,343,613	1.25%	28.00% to 26.00%
2018	0.95% to 2.50%	1,023,109	27.49 to 25.83	31,155,968	1.28%	-5.98% to -7.46%
2017	0.95% to 2.50%	1,134,416	29.24 to 27.91	36,931,800	1.52%	19.42% to 17.55%
2016	0.95% to 2.65%	1,368,599	24.48 to 23.24	37,504,818	1.38%	14.94% to 12.98%
2015	0.95% to 2.65%	1,656,734	21.30 to 20.57	39,660,982	1.44%	-4.56% to -6.20%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2019	0.40% to 2.90%	1,819,674	25.84 to 31.92	78,816,890	1.06%	25.84% to 22.68%
2018	0.40% to 2.90%	2,065,774	20.53 to 26.02	71,681,277	0.90%	-13.23% to -15.42%
2017	0.40% to 2.90%	2,409,787	23.66 to 30.76	97,555,065	0.51%	10.21% to 7.45%
2016	0.40% to 2.95%	2,890,770	21.47 to 28.43	107,210,709	0.81%	29.67% to 26.36%
2015	0.40% to 2.95%	3,333,199	16.56 to 22.50	96,723,877	0.63%	-7.76% to -10.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2019	0.40% to 0.60%	92,937	15.38 to 15.17	1,423,693	1.65%	23.87% to 23.62%
2018	0.40% to 0.60%	90,901	12.41 to 12.27	1,125,008	2.45%	-11.57% to -11.75%
2017	0.40% to 0.60%	79,914	14.04 to 13.91	1,119,413	1.78%	8.16% to 7.95%
2016	0.40% to 0.60%	60,134	12.98 to 12.88	778,908	1.83%	11.73% to 11.50%
2015	0.40% to 0.60%	55,378	11.62 to 11.55	642,479	3.12%	-4.04% to -4.23%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.80% to 2.50%	795,837	12.74 to 11.55	9,772,585	1.01%	25.68% to 23.53%
2018	0.80% to 2.50%	889,456	10.14 to 9.35	8,750,560	0.87%	-16.47% to -17.91%
2017	0.80% to 2.50%	1,248,611	12.14 to 11.39	14,799,798	1.00%	39.29% to 36.91%
2016	0.80% to 2.65%	1,166,947	8.71 to 8.29	9,987,139	0.80%	16.50% to 14.34%
2015	0.75% to 2.65%	1,309,203	7.49 to 7.25	9,684,196	2.08%	-20.21% to -21.74%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.75% to 2.45%	1,265,143	9.31 to 19.12	28,311,161	1.72%	11.68% to 9.77%
2018	0.75% to 2.50%	1,368,003	8.34 to 17.28	27,641,882	2.64%	-16.08% to -17.57%
2017	0.75% to 2.50%	1,553,378	9.94 to 20.96	37,494,243	2.58%	15.82% to 13.78%
2016	0.75% to 2.65%	1,857,240	8.58 to 18.03	39,197,424	1.98%	6.37% to 4.34%
2015	0.75% to 2.75%	2,173,064	8.07 to 16.30	43,409,518	3.27%	-7.19% to -9.07%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.40% to 2.85%	10,542,396	10.19 to 8.94	99,271,236	7.08%	1.60% to -0.89%
2018	0.40% to 2.85%	11,681,077	10.02 to 9.02	109,564,710	0.00%	1.53% to -0.98%
2017	0.40% to 2.85%	12,642,442	9.87 to 9.11	118,197,846	0.00%	1.52% to -0.97%
2016	0.40% to 2.85%	12,642,337	9.73 to 9.20	117,775,054	0.00%	2.53% to 0.01%
2015	0.40% to 2.85%	13,724,392	9.49 to 9.20	126,165,269	7.94%	-4.69% to -7.03%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.40% to 2.65%	5,922,543	25.42 to 13.00	86,840,145	3.55%	19.38% to 16.68%
2018	0.40% to 2.65%	6,404,078	21.29 to 11.14	79,600,326	3.09%	-10.01% to -12.06%
2017	0.40% to 2.65%	7,228,922	23.66 to 12.67	101,076,365	2.71%	11.53% to 9.02%
2016	0.40% to 2.80%	7,292,261	21.22 to 11.47	92,654,856	3.91%	12.73% to 10.02%
2015	0.40% to 2.80%	7,830,285	18.82 to 10.42	89,375,175	3.00%	-6.59% to -8.84%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2019	0.40% to 0.60%	133,696	11.40 to 11.25	1,518,227	5.33%	7.62% to 7.41%
2018	0.40% to 0.60%	112,176	10.59 to 10.47	1,183,956	3.27%	-2.53% to -2.73%
2017	0.40% to 0.60%	53,163	10.87 to 10.77	574,493	2.48%	4.14% to 3.93%
2016	0.40% to 0.60%	48,249	10.44 to 10.36	502,582	3.51%	7.51% to 7.29%
2015	0.40% to 0.60%	44,614	9.71 to 9.65	432,302	7.68%	-4.25% to -4.45%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	1.30% to 2.10%	161,311	10.10 to 9.97	1,625,373	4.29%	7.41% to 6.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	1.30% to 1.95%	45,915	9.41 to 9.36	431,187	4.10%	-5.94% to -6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2019	0.40% to 0.60%	27,823	19.61 to 19.35	543,956	0.16%	24.03% to 23.79%
2018	0.40% to 0.60%	45,953	15.81 to 15.63	725,767	0.27%	-9.19% to -9.37%
2017	0.40%	34,198	17.41	595,327	0.44%	10.78%
2016	0.40%	12,674	15.71	199,166	1.27%	22.50%
2015	0.40% to 0.60%	9,328	12.83 to 12.76	119,599	0.04%	-2.88% to -3.08%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.40% to 2.50%	818,810	12.64 to 11.93	10,469,053	1.44%	11.49% to 9.14%
2018	0.40% to 2.50%	1,013,151	11.34 to 10.93	11,728,509	0.78%	-4.72% to -6.74%
2017	1.15% to 2.85%	837,816	12.67 to 11.49	10,318,290	0.32%	11.81% to 9.90%
2016	0.40% to 2.85%	788,900	10.56 to 10.45	8,723,469	0.29%	3.92% to 1.37%
2015	0.40% to 2.85%	742,713	10.17 to 10.31	8,004,019	0.09%	-6.19% to -8.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2019	0.40%	637	9.74	6,202	0.58%	5.12%
2018	0.40%	565	9.26	5,233	0.00%	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.40% to 2.55%	1,412,374	10.67 to 9.22	13,862,116	2.36%	4.59% to 2.34%
2018	0.40% to 2.55%	1,539,831	10.20 to 9.01	14,622,477	0.00%	-5.46% to -7.51%
2017	0.40% to 2.55%	1,600,038	10.79 to 9.75	16,281,325	0.00%	3.26% to 1.04%
2016	0.40% to 2.55%	1,602,954	10.45 to 9.65	15,991,496	0.10%	-0.88% to -3.01%
2015	0.40% to 2.55%	1,522,175	10.54 to 9.95	15,522,554	0.68%	1.44% to -0.75%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2019	0.80% to 2.35%	202,090	24.63 to 21.82	4,736,807	0.00%	35.33% to 33.22%
2018	0.80% to 2.35%	231,155	18.20 to 16.38	4,024,939	0.00%	-4.66% to -6.16%
2017	0.80% to 2.35%	301,486	19.09 to 17.46	5,542,100	0.00%	26.01% to 24.05%
2016	0.80% to 2.40%	265,809	15.15 to 14.04	3,900,925	0.00%	1.20% to -0.42%
2015	0.80% to 2.50%	372,457	14.97 to 14.04	5,437,608	0.00%	3.91% to 2.13%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2019	0.40% to 2.75%	923,919	17.90 to 14.90	14,967,027	0.22%	24.54% to 21.60%
2018	0.40% to 2.75%	968,161	14.37 to 12.26	12,767,822	0.11%	-11.95% to -14.05%
2017	0.40% to 2.75%	1,015,428	16.32 to 14.26	15,406,753	0.31%	14.20% to 11.51%
2016	0.40% to 2.75%	1,095,185	14.29 to 12.79	14,741,264	0.00%	12.71% to 10.06%
2015	0.40% to 2.75%	1,203,449	12.68 to 11.62	14,556,079	0.11%	-4.66% to -6.91%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
2019	0.75% to 2.50%	740,367	21.36 to 18.63	14,954,259	0.00%	33.00% to 30.65%
2018	0.75% to 2.50%	856,633	16.06 to 14.26	13,087,812	0.00%	-6.58% to -8.24%
2017	0.75% to 2.55%	1,025,694	17.19 to 15.50	16,890,211	0.00%	21.23% to 19.04%
2016	0.75% to 2.55%	1,167,613	14.18 to 13.02	15,980,455	0.00%	-0.18% to -1.99%
2015	0.75% to 2.75%	1,392,724	14.21 to 13.18	19,254,944	0.00%	0.28% to -1.74%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2019	0.40% to 0.60%	15,517	13.03 to 12.86	201,364	0.00%	14.75% to 14.51%
2018	0.40% to 0.60%	17,442	11.35 to 11.23	197,412	1.81%	-6.84% to -7.02%
2017	0.40% to 0.60%	13,983	12.19 to 12.07	169,873	3.76%	9.72% to 9.50%
2016	0.40% to 0.60%	18,926	11.11 to 11.03	209,603	0.44%	11.19% to 10.97%
2015	0.40% to 0.60%	19,487	9.99 to 9.94	194,273	4.15%	-4.48% to -4.68%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2019	1.10% to 2.85%	5,652,376	11.17 to 10.10	61,577,746	0.71%	26.54% to 24.31%
2018	1.10% to 2.85%	5,495,598	8.83 to 8.12	47,474,543	0.59%	-20.44% to -21.86%
2017	1.10% to 2.85%	5,217,271	11.10 to 10.40	56,888,078	1.10%	25.06% to 22.85%
2016	1.10% to 2.55%	3,977,900	8.88 to 8.53	34,817,879	0.82%	-3.78% to -5.19%
2015	1.10% to 2.50%	2,958,757	9.22 to 9.01	27,034,360	0.90%	1.97% to 0.53%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2019	0.80% to 1.40%	618,103	30.66 to 30.26	23,174,078	2.25%	16.57% to 15.87%
2018	0.80% to 1.40%	706,855	26.30 to 26.11	22,852,383	1.97%	-6.08% to -6.65%
2017	0.80% to 1.40%	809,186	28.00 to 27.98	27,949,237	1.96%	8.38% to 7.73%
2016	0.80% to 1.40%	916,811	25.83 to 25.97	29,449,566	2.37%	4.42% to 3.79%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.80% to 1.40%	1,007,502	24.74 to 25.02	31,121,933	2.25%	0.02% to -0.58%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2019	0.80% to 1.40%	696,890	18.22 to 17.19	15,381,560	3.37%	8.65% to 7.99%
2018	0.80% to 1.40%	792,366	16.77 to 15.92	16,259,089	3.36%	-1.82% to -2.42%
2017	0.80% to 1.40%	895,835	17.08 to 16.32	18,858,499	2.41%	3.75% to 3.13%
2016	0.80% to 1.40%	1,005,802	16.46 to 15.82	20,477,954	3.69%	2.45% to 1.83%
2015	0.80% to 1.40%	1,172,022	16.07 to 15.54	23,357,188	4.09%	0.15% to -0.45%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.40% to 1.40%	1,606,006	18.72 to 78.08	133,050,649	0.91%	31.26% to 29.94%
2018	0.40% to 1.40%	1,827,157	14.26 to 60.08	116,015,704	1.00%	-13.53% to -14.40%
2017	0.40% to 1.40%	2,024,915	16.49 to 70.19	151,214,950	0.93%	36.12% to 34.76%
2016	0.40% to 1.40%	2,245,312	12.11 to 52.09	124,765,649	1.06%	-0.32% to -1.32%
2015	0.40% to 1.40%	2,550,963	12.15 to 52.78	144,093,681	1.31%	3.53% to 2.49%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2019	0.65% to 2.80%	2,963,169	15.78 to 33.28	126,384,297	0.67%	30.60% to 27.77%
2018	0.65% to 2.80%	3,193,358	12.08 to 26.04	105,446,548	0.76%	-13.96% to -15.83%
2017	0.75% to 2.80%	3,336,860	13.99 to 30.94	128,948,416	0.72%	35.30% to 32.52%
2016	0.75% to 2.80%	3,380,606	10.34 to 23.35	98,153,725	0.77%	-0.90% to -2.95%
2015	0.75% to 2.80%	3,696,242	10.44 to 24.06	109,407,218	1.07%	2.89% to 0.77%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2019	0.40% to 0.60%	124,703	13.86 to 13.68	1,722,366	1.04%	28.09% to 27.83%
2018	0.40% to 0.60%	121,300	10.82 to 10.70	1,308,781	0.89%	-19.74% to -19.90%
2017	0.40% to 0.60%	88,438	13.48 to 13.36	1,189,825	1.24%	25.79% to 25.54%
2016	0.40% to 0.60%	54,895	10.72 to 10.64	587,155	1.13%	-2.51% to -2.70%
2015	0.40% to 0.60%	54,413	10.99 to 10.94	597,685	1.32%	3.02% to 2.81%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.40% to 1.40%	512,894	21.43 to 22.65	11,737,375	1.08%	31.55% to 30.23%
2018	0.40% to 1.40%	569,239	16.29 to 17.39	9,993,953	1.16%	-8.26% to -9.18%
2017	0.40% to 1.40%	637,656	17.76 to 19.15	12,330,062	1.25%	16.44% to 15.28%
2016	0.40% to 1.40%	735,994	15.25 to 16.61	12,348,327	1.11%	11.17% to 10.06%
2015	0.40% to 1.40%	774,547	13.72 to 15.10	11,780,983	0.92%	2.91% to 1.88%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2019	0.40% to 2.90%	5,494,477	24.77 to 25.65	188,895,345	0.82%	31.21% to 27.92%
2018	0.40% to 2.90%	6,094,730	18.88 to 20.06	161,754,645	0.92%	-8.47% to -10.78%
2017	0.40% to 2.90%	6,939,343	20.62 to 22.48	203,551,127	1.03%	16.17% to 13.26%
2016	0.40% to 2.95%	7,923,779	17.75 to 19.71	202,543,598	0.84%	10.85% to 8.02%
2015	0.40% to 2.95%	8,384,656	16.01 to 18.24	196,070,657	0.65%	2.69% to 0.07%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2019	0.80% to 1.40%	221,936	24.64 to 22.68	5,091,127	0.21%	25.46% to 24.70%
2018	0.80% to 1.40%	294,895	19.64 to 18.18	5,417,265	0.31%	-11.04% to -11.59%
2017	0.80% to 1.40%	337,046	22.08 to 20.57	6,996,670	0.87%	13.25% to 12.56%
2016	0.80% to 1.40%	397,141	19.49 to 18.27	7,320,331	0.50%	17.11% to 16.41%
2015	0.80% to 1.40%	425,587	16.65 to 15.70	6,736,763	0.91%	-6.65% to -7.22%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2019	0.40% to 2.85%	2,265,629	27.15 to 33.81	102,406,393	0.00%	25.63% to 22.54%
2018	0.40% to 2.85%	2,344,905	21.61 to 27.59	85,343,599	0.06%	-10.90% to -13.10%
2017	0.40% to 2.85%	2,482,580	24.26 to 31.75	102,511,016	0.65%	13.46% to 10.67%
2016	0.40% to 2.85%	2,592,935	21.38 to 28.69	95,724,851	0.25%	17.20% to 14.33%
2015	0.40% to 2.85%	2,845,336	18.24 to 25.09	90,672,952	0.64%	-6.47% to -8.77%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2019	0.80% to 1.40%	815,351	16.44 to 14.59	12,110,104	0.00%	38.25% to 37.41%
2018	0.80% to 1.40%	831,417	11.89 to 10.62	8,977,937	0.00%	-6.84% to -7.41%
2017	0.80% to 1.40%	908,156	12.77 to 11.47	10,581,969	0.03%	27.76% to 26.99%
2016	0.80% to 1.40%	975,796	9.99 to 9.03	8,946,467	0.00%	1.52% to 0.91%
2015	0.80% to 1.40%	1,168,293	9.84 to 8.95	10,612,710	0.00%	5.75% to 5.11%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.80% to 1.40%	152,056	11.57 to 11.07	1,696,709	3.69%	9.92% to 9.25%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	139,910	10.52 to 10.14	1,425,090	5.14%	-5.17% to -5.74%
2017	0.80% to 1.40%	163,993	11.10 to 10.75	1,771,062	2.37%	5.42% to 4.79%
2016	0.80% to 1.40%	178,847	10.53 to 10.26	1,841,821	4.91%	5.68% to 5.05%
2015	0.80% to 1.40%	190,671	9.96 to 9.77	1,868,234	6.99%	-3.04% to -3.63%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2019	0.75% to 2.25%	550,096	11.42 to 10.24	5,970,206	3.35%	9.78% to 8.12%
2018	0.75% to 2.25%	639,787	10.40 to 9.47	6,361,027	4.57%	-5.26% to -6.70%
2017	0.75% to 2.25%	756,811	10.98 to 10.15	8,003,732	1.97%	5.24% to 3.66%
2016	0.75% to 2.30%	821,814	10.43 to 9.77	8,318,897	4.55%	5.47% to 3.83%
2015	0.75% to 2.45%	964,234	9.89 to 9.36	9,324,026	5.31%	-3.22% to -4.88%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2019	0.40% to 0.60%	132,892	13.43 to 13.26	1,782,768	1.68%	14.43% to 14.20%
2018	0.40% to 0.60%	138,108	11.74 to 11.61	1,619,392	0.84%	-3.29% to -3.48%
2017	0.40% to 0.60%	170,612	12.14 to 12.03	2,069,210	0.45%	11.40% to 11.18%
2016	0.40% to 0.60%	176,118	10.89 to 10.82	1,917,733	0.56%	0.80% to 0.60%
2015	0.40% to 0.60%	219,006	10.81 to 10.76	2,365,851	0.00%	-0.92% to -1.12%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2019	0.40% to 0.60%	376,811	14.68 to 14.50	5,519,034	2.37%	18.82% to 18.58%
2018	0.40% to 0.60%	614,350	12.36 to 12.23	7,577,401	1.31%	-5.13% to -5.33%
2017	0.40% to 0.60%	789,280	13.03 to 12.91	10,268,091	0.47%	15.23% to 15.00%
2016	0.40% to 0.60%	978,660	11.31 to 11.23	11,054,154	0.89%	1.95% to 1.75%
2015	0.40% to 0.60%	898,769	11.09 to 11.04	9,959,012	0.00%	-1.10% to -1.30%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2019	0.40% to 0.60%	355,682	14.15 to 13.97	5,004,356	1.88%	16.86% to 16.62%
2018	0.40% to 0.60%	427,741	12.11 to 11.98	5,159,747	0.96%	-4.39% to -4.58%
2017	0.40% to 0.60%	434,074	12.67 to 12.55	5,480,390	0.46%	13.35% to 13.12%
2016	0.40% to 0.60%	594,742	11.17 to 11.10	6,633,673	0.61%	1.41% to 1.20%
2015	0.40% to 0.60%	581,842	11.02 to 10.97	6,406,819	0.00%	-0.82% to -1.02%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.40% to 2.85%	8,769,928	19.87 to 15.23	151,627,922	2.06%	21.29% to 18.31%
2018	0.40% to 2.85%	9,932,830	16.38 to 12.87	143,522,530	1.78%	-5.82% to -8.15%
2017	0.40% to 2.85%	11,348,594	17.39 to 14.02	176,379,301	1.54%	17.80% to 14.91%
2016	0.40% to 2.85%	13,254,020	14.76 to 12.20	177,205,766	0.58%	-2.96% to -5.34%
2015	0.40% to 2.85%	16,605,015	15.21 to 12.88	231,807,691	0.36%	-8.71% to -10.96%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2019	0.40%	1,519	6.49	9,861	0.00%	3.06%
2018	0.40%	372	6.30	2,343	0.00%	-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.40% to 2.85%	5,342,452	13.04 to 12.41	72,891,772	6.66%	10.75% to 8.02%
2018	0.40% to 2.85%	6,336,517	11.77 to 11.49	78,969,207	6.45%	-2.51% to -4.92%
2017	0.40% to 2.85%	7,155,562	12.08 to 12.09	92,623,447	6.57%	6.25% to 3.65%
2016	0.40% to 2.85%	7,643,664	11.37 to 11.66	94,084,258	7.32%	15.72% to 12.89%
2015	0.40% to 2.85%	7,441,642	9.82 to 10.33	80,299,007	6.52%	-6.88% to -9.17%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.40% to 2.85%	5,847,898	24.15 to 19.95	128,785,824	0.00%	37.39% to 34.01%
2018	0.40% to 2.85%	5,510,204	17.57 to 14.89	89,351,754	0.00%	-0.46% to -2.92%
2017	0.40% to 2.85%	4,933,082	17.66 to 15.33	81,261,860	0.00%	26.39% to 23.29%
2016	0.40% to 2.85%	4,939,721	13.97 to 12.44	65,172,036	0.00%	5.69% to 3.10%
2015	0.40% to 2.85%	5,000,233	13.22 to 12.06	63,141,063	0.00%	-6.16% to -8.47%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2019	0.40% to 0.60%	567	17.63	9,996	3.59%	22.50%
2018	0.40% to 0.60%	1,382	14.56 to 14.39	20,024	2.05%	-4.65% to -4.84%
2017	0.60%	584	15.12	8,833	0.50%	19.12%
2016	0.40% to 0.60%	3,698	12.79 to 12.70	47,246	1.48%	4.39% to 4.18%
2015	0.40% to 0.60%	3,648	12.25 to 12.19	44,650	2.76%	-0.06% to -0.26%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2019	0.40%	64,536	17.20	1,109,891	2.15%	14.20%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 0.60%	85,500	15.06 to 14.79	1,286,585	1.00%	-2.32% to -2.52%
2017	0.40% to 0.60%	117,558	15.42 to 15.17	1,811,530	0.90%	10.07% to 9.85%
2016	0.40% to 0.60%	207,446	14.01 to 13.81	2,905,030	1.19%	2.43% to 2.23%
2015	0.40% to 0.60%	248,999	13.67 to 13.51	3,404,241	1.15%	0.05% to -0.15%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2019	0.40% to 0.60%	1,090,124	20.10 to 19.69	21,895,578	2.64%	18.58% to 18.34%
2018	0.40% to 0.60%	1,360,385	16.95 to 16.64	23,045,587	1.41%	-4.29% to -4.48%
2017	0.40% to 0.60%	1,572,218	17.71 to 17.42	27,829,778	0.77%	14.24% to 14.01%
2016	0.40% to 0.60%	1,897,746	15.50 to 15.28	29,408,209	1.32%	3.23% to 3.02%
2015	0.40% to 0.60%	2,066,616	15.02 to 14.83	31,022,321	1.68%	-0.08% to -0.28%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2019	0.40% to 0.60%	1,964,771	21.70 to 21.27	42,643,759	2.75%	20.91% to 20.67%
2018	0.40% to 0.60%	2,422,804	17.95 to 17.63	43,489,258	1.75%	-5.09% to -5.28%
2017	0.40% to 0.60%	2,657,314	18.91 to 18.61	50,256,846	0.85%	16.25% to 16.02%
2016	0.40% to 0.60%	3,151,597	16.27 to 16.04	51,268,778	1.60%	4.10% to 3.89%
2015	0.40% to 0.60%	3,272,222	15.63 to 15.44	51,134,710	2.26%	-0.34% to -0.54%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2019	0.40% to 0.60%	275,259	18.73 to 18.35	5,153,543	2.33%	16.38% to 16.14%
2018	0.40% to 0.60%	292,690	16.09 to 15.80	4,708,783	1.30%	-3.06% to -3.25%
2017	0.40% to 0.60%	395,400	16.60 to 16.33	6,562,108	0.82%	12.32% to 12.09%
2016	0.40% to 0.60%	450,483	14.78 to 14.57	6,656,559	1.31%	2.69% to 2.48%
2015	0.40% to 0.60%	521,289	14.39 to 14.22	7,500,314	1.49%	-0.07% to -0.27%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2019	0.40% to 1.75%	131,850	9.97 to 9.94	1,312,888	0.00%	-0.27% to -0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2019	0.80% to 1.40%	332,614	36.77 to 33.44	11,261,759	1.64%	25.75% to 24.99%
2018	0.80% to 1.40%	387,327	29.24 to 26.75	10,479,437	0.97%	-12.55% to -13.08%
2017	0.80% to 1.40%	469,253	33.44 to 30.78	14,600,047	0.81%	12.86% to 12.18%
2016	0.80% to 1.40%	535,946	29.63 to 27.44	14,855,704	0.87%	13.78% to 13.09%
2015	0.80% to 1.40%	546,122	26.04 to 24.26	13,376,443	1.02%	-3.43% to -4.02%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2019	0.40% to 2.20%	313,524	12.15 to 29.41	9,799,803	1.64%	21.78% to 19.58%
2018	0.40% to 2.20%	395,535	9.97 to 24.60	9,580,583	1.76%	-0.26% to -1.79%
2017	0.95% to 2.20%	366,508	27.75 to 25.05	10,161,366	1.38%	17.02% to 15.54%
2016	0.95% to 2.20%	392,370	23.72 to 21.68	9,324,473	1.95%	3.34% to 2.03%
2015	0.95% to 2.20%	437,539	22.95 to 21.24	10,108,408	1.61%	-0.54% to -1.80%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2019	0.40% to 0.60%	77,654	26.53 to 26.17	2,053,042	0.05%	34.62% to 34.35%
2018	0.40% to 0.60%	91,628	19.71 to 19.48	1,800,769	0.16%	-1.06% to -1.26%
2017	0.40% to 0.60%	35,322	19.92 to 19.73	702,177	0.46%	26.58% to 26.33%
2016	0.40% to 0.60%	14,228	15.73 to 15.62	223,445	0.72%	11.66% to 11.43%
2015	0.40% to 0.60%	17,758	14.09 to 14.02	249,785	0.84%	3.35% to 3.14%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2019	0.40% to 2.85%	6,400,630	11.04 to 9.83	67,151,605	2.87%	8.84% to 6.16%
2018	0.40% to 2.85%	6,585,369	10.15 to 9.26	64,146,071	2.77%	-1.68% to -4.12%
2017	0.40% to 2.85%	5,597,484	10.32 to 9.66	56,031,070	2.60%	2.94% to 0.42%
2016	0.40% to 2.85%	4,859,004	10.02 to 9.62	47,777,798	2.72%	1.81% to -0.68%
2015	0.40% to 2.50%	1,919,575	9.85 to 9.71	18,752,458	1.71%	-1.54% to -2.94%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.40% to 2.75%	3,296,707	28.99 to 42.83	138,633,314	0.02%	36.30% to 33.09%
2018	0.40% to 2.75%	3,720,030	21.27 to 32.18	117,359,769	1.24%	1.31% to -1.09%
2017	0.40% to 2.75%	4,346,116	21.00 to 32.54	137,560,937	0.00%	29.48% to 26.43%
2016	0.40% to 2.75%	5,035,118	16.22 to 25.74	125,005,211	0.87%	1.54% to -0.85%
2015	0.40% to 2.75%	5,899,324	15.97 to 25.96	147,320,830	1.22%	11.49% to 8.86%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.40% to 2.85%	6,662,451	34.10 to 30.07	175,244,593	0.40%	44.24% to 40.69%
2018	0.40% to 2.85%	6,599,469	23.64 to 21.37	122,975,804	1.08%	0.50% to -1.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.85%	6,516,353	23.52 to 21.80	122,662,647	0.43%	44.33% to 40.80%
2016	0.40% to 2.85%	5,095,862	16.30 to 15.48	68,797,970	0.09%	13.40% to 10.62%
2015	0.40% to 2.85%	4,891,607	14.37 to 14.00	57,799,647	0.80%	4.23% to 1.66%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.75% to 2.65%	1,702,037	11.36 to 26.84	36,738,733	1.83%	25.76% to 23.35%
2018	0.75% to 2.65%	1,925,759	9.03 to 21.76	33,438,105	1.66%	-15.78% to -17.40%
2017	0.75% to 2.75%	2,189,258	10.73 to 24.48	45,520,689	1.56%	29.83% to 27.22%
2016	0.75% to 2.75%	2,427,421	8.26 to 19.24	39,342,933	5.01%	-7.41% to -9.27%
2015	0.75% to 2.75%	2,950,471	8.92 to 21.21	51,209,149	0.51%	-9.49% to -11.31%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2019	0.40% to 2.75%	4,475,407	10.95 to 9.67	45,259,957	0.88%	17.67% to 14.89%
2018	0.40% to 2.85%	4,904,233	9.30 to 8.38	42,606,559	1.92%	-18.88% to -20.89%
2017	0.40% to 2.85%	4,480,686	11.47 to 10.59	48,516,913	1.93%	27.32% to 24.20%
2016	0.40% to 2.85%	4,087,331	9.01 to 8.52	35,091,210	1.28%	20.30% to 17.35%
2015	0.40% to 2.85%	2,211,426	7.49 to 7.26	16,012,703	1.36%	-20.38% to -22.34%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.40% to 2.85%	4,806,220	11.05 to 10.09	51,206,073	2.87%	7.98% to 5.32%
2018	0.40% to 2.85%	3,894,839	10.23 to 9.58	38,813,179	3.68%	-1.42% to -3.86%
2017	0.40% to 2.85%	2,660,651	10.38 to 9.96	27,146,077	3.22%	3.45% to 0.91%
2016	0.40% to 2.85%	1,134,112	10.03 to 9.87	11,295,234	4.65%	0.34% to -1.30%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2019	0.40% to 0.60%	24,509	10.59 to 10.55	259,230	3.20%	4.64% to 4.43%
2018	0.40% to 0.60%	3,299	10.12 to 10.10	33,333	4.36%	1.16% to 1.03%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2019	0.40% to 0.60%	7,458	11.46 to 11.43	85,441	1.01%	21.54% to 21.30%
2018	0.40% to 0.60%	4,444	9.43 to 9.42	41,888	0.65%	-5.68% to -5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2019	0.95% to 2.30%	391,705	17.89 to 16.76	6,823,648	0.34%	38.26% to 36.37%
2018	0.95% to 2.30%	427,471	12.94 to 12.29	5,420,401	0.34%	-0.38% to -1.75%
2017	0.95% to 2.30%	485,616	12.99 to 12.51	6,216,844	0.41%	26.89% to 25.16%
2016	0.95% to 2.30%	601,619	10.24 to 9.99	6,098,868	0.38%	4.84% to 3.41%
2015	0.95% to 2.30%	633,135	9.77 to 9.66	6,156,386	0.46%	-2.34% to -3.36%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2019	0.40% to 2.80%	3,012,031	24.41 to 20.25	67,089,712	0.00%	40.71% to 37.32%
2018	0.40% to 2.80%	2,337,791	17.35 to 14.74	37,462,273	0.00%	-2.11% to -4.49%
2017	0.40% to 2.80%	2,308,380	17.72 to 15.44	38,147,836	0.00%	25.83% to 22.81%
2016	0.40% to 2.80%	1,975,791	14.08 to 12.57	26,229,003	0.00%	8.36% to 5.76%
2015	0.40% to 2.80%	1,931,535	13.00 to 11.88	23,951,034	0.00%	-2.54% to -4.89%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2019	0.40% to 0.60%	13,924	15.82 to 15.61	218,369	3.78%	24.30% to 24.05%
2018	0.40% to 0.60%	13,773	12.73 to 12.58	173,720	0.78%	0.41% to 0.20%
2017	0.40% to 0.60%	14,544	12.67 to 12.56	183,219	4.14%	14.04% to 13.81%
2016	0.40% to 0.60%	13,452	11.11 to 11.03	148,800	3.44%	10.79% to 10.57%
2015	0.40% to 0.60%	13,406	10.03 to 9.98	134,024	4.14%	-15.10% to -15.27%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2019	0.40% to 2.90%	10,092,360	23.89 to 29.05	383,956,790	1.87%	28.99% to 25.75%
2018	0.40% to 2.90%	11,370,541	18.52 to 23.10	339,385,908	1.31%	-10.72% to -12.97%
2017	0.40% to 2.90%	12,465,206	20.75 to 26.55	422,395,200	1.72%	16.88% to 13.96%
2016	0.40% to 2.95%	13,487,674	17.75 to 23.13	396,228,612	1.89%	13.32% to 10.43%
2015	0.40% to 2.95%	13,646,938	15.66 to 20.95	358,519,642	2.08%	-1.33% to -3.86%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2019	0.60% to 2.00%	208,542	10.91 to 10.81	2,261,362	0.64%	9.09% to 8.06%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.40% to 2.85%	13,810,529	24.35 to 19.14	301,384,233	1.46%	25.15% to 22.07%
2018	0.40% to 2.85%	14,677,349	19.46 to 15.68	258,562,131	0.91%	-10.09% to -12.31%
2017	0.40% to 2.85%	15,131,602	21.64 to 17.88	299,395,315	1.32%	26.31% to 23.22%
2016	0.40% to 2.85%	14,144,359	17.13 to 14.51	224,168,969	1.15%	3.43% to 0.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 2.85%	13,447,782	16.56 to 14.39	208,365,511	1.84%	5.89% to 3.29%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2019	0.40%	575	11.43	6,572	0.99%	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2019	0.40% to 2.85%	1,125,057	12.41 to 11.05	13,205,984	2.56%	27.36% to 24.22%
2018	0.40% to 2.85%	1,195,515	9.75 to 8.89	11,151,713	2.71%	-8.26% to -10.53%
2017	0.40% to 2.85%	1,286,043	10.62 to 9.94	13,234,445	2.32%	12.09% to 9.35%
2016	0.40% to 2.85%	964,729	9.48 to 9.09	8,963,172	2.04%	14.51% to 11.70%
2015	0.40% to 2.40%	154,932	8.28 to 8.16	1,271,205	0.98%	-17.24% to -18.36%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.80% to 1.40%	181,090	16.05 to 14.78	2,706,989	4.20%	9.99% to 9.33%
2018	0.80% to 1.40%	190,500	14.59 to 13.51	2,604,041	2.39%	-1.45% to -2.05%
2017	0.80% to 1.40%	172,681	14.81 to 13.80	2,405,559	3.21%	5.40% to 4.76%
2016	0.80% to 1.40%	164,356	14.05 to 13.17	2,183,887	2.00%	5.26% to 4.63%
2015	0.80% to 1.40%	163,055	13.35 to 12.59	2,069,088	3.56%	-1.45% to -2.04%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2019	0.95% to 2.45%	714,861	16.24 to 12.50	10,538,872	3.82%	9.56% to 7.90%
2018	0.95% to 2.45%	694,470	14.82 to 11.58	9,391,779	2.31%	-1.86% to -3.35%
2017	0.95% to 2.45%	759,666	15.10 to 11.99	10,536,969	2.90%	4.89% to 3.31%
2016	0.95% to 2.45%	799,543	14.40 to 11.60	10,604,673	1.66%	4.86% to 3.27%
2015	0.95% to 2.55%	908,448	13.73 to 11.09	11,541,430	3.15%	-1.77% to -3.36%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.80% to 1.40%	42,170	35.04 to 30.58	1,309,121	5.32%	13.34% to 12.65%
2018	0.80% to 1.40%	47,440	30.92 to 27.14	1,306,054	5.77%	-7.69% to -8.26%
2017	0.80% to 1.40%	58,179	33.49 to 29.58	1,746,085	5.37%	8.83% to 8.18%
2016	0.80% to 1.40%	64,563	30.77 to 27.35	1,789,500	5.54%	9.67% to 9.01%
2015	0.80% to 1.40%	72,640	28.06 to 25.09	1,845,745	5.35%	-1.91% to -2.50%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2019	0.40% to 1.85%	33,426	11.59 to 24.70	575,441	5.27%	13.71% to 12.06%
2018	0.40% to 1.85%	36,142	10.19 to 22.04	545,549	5.79%	-7.42% to -8.77%
2017	0.40% to 2.05%	43,423	11.01 to 23.44	699,184	5.50%	9.15% to 7.35%
2016	0.40% to 2.05%	34,535	10.09 to 21.83	601,667	5.40%	10.14% to 8.32%
2015	0.40% to 2.05%	37,621	9.16 to 20.16	601,037	5.74%	-1.57% to -3.20%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2019	0.40% to 2.55%	28,285	12.35 to 11.06	341,682	2.65%	17.58% to 15.05%
2018	0.40% to 2.55%	34,671	10.51 to 9.62	358,146	3.11%	-8.57% to -10.55%
2017	0.40% to 2.55%	18,964	11.49 to 10.75	216,047	2.37%	9.27% to 6.92%
2016	0.40% to 2.55%	41,570	10.52 to 10.05	436,532	1.27%	2.71% to 0.50%
2015	0.40% to 2.55%	38,899	10.24 to 10.00	402,676	1.74%	-1.81% to -3.93%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.40% to 2.10%	241,170	10.54 to 10.42	2,523,618	2.02%	5.37% to 4.17%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.40% to 2.90%	9,956,482	13.28 to 10.20	171,404,321	2.19%	5.85% to 3.19%
2018	0.40% to 2.90%	12,354,850	12.54 to 9.88	194,998,578	2.11%	-0.45% to -2.96%
2017	0.40% to 2.90%	12,420,978	12.60 to 10.18	202,152,690	2.07%	1.68% to -0.87%
2016	0.40% to 2.95%	13,597,359	12.39 to 10.20	218,300,104	1.86%	0.34% to -2.22%
2015	0.40% to 2.95%	14,815,954	12.35 to 10.43	236,767,960	1.67%	-0.51% to -3.06%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.40% to 2.85%	12,526,039	15.65 to 12.98	221,164,763	4.71%	8.73% to 6.06%
2018	0.40% to 2.85%	14,307,465	14.40 to 12.24	233,949,696	2.77%	-2.74% to -5.14%
2017	0.40% to 2.85%	14,471,179	14.80 to 12.90	244,742,407	4.81%	5.91% to 3.31%
2016	0.40% to 2.85%	13,615,977	13.98 to 12.49	219,092,597	3.25%	8.21% to 5.56%
2015	0.40% to 2.85%	13,639,542	12.92 to 11.83	204,957,701	1.99%	-3.28% to -5.66%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.40% to 2.55%	2,399,886	12.83 to 20.63	58,538,108	5.38%	14.28% to 11.82%
2018	0.40% to 2.55%	2,634,670	11.22 to 18.45	57,029,568	5.64%	-3.39% to -5.49%
2017	0.40% to 2.55%	2,895,079	11.62 to 19.52	65,627,291	5.14%	6.33% to 4.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.65%	3,399,461	10.93 to 18.50	72,967,129	5.58%	13.70% to 11.14%
2015	0.40% to 2.55%	3,261,275	9.61 to 16.87	62,663,254	4.94%	-3.00% to -5.09%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.40% to 3.00%	271,821,075	13.16 to 9.92	3,361,868,173	1.89%	8.55% to 5.71%
2018	0.40% to 3.00%	264,067,144	12.12 to 9.38	3,031,739,885	2.37%	-1.47% to -4.06%
2017	0.40% to 3.00%	239,086,312	12.31 to 9.78	2,809,177,908	1.26%	2.80% to 0.12%
2016	0.40% to 3.00%	199,364,903	11.97 to 9.77	2,298,086,243	2.60%	2.24% to -0.42%
2015	0.40% to 3.10%	172,807,397	11.71 to 9.71	1,965,834,351	1.41%	-0.63% to -3.32%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2019	0.40% to 2.85%	4,758,362	16.37 to 11.99	67,267,324	2.88%	9.16% to 6.47%
2018	0.40% to 2.65%	5,180,632	15.00 to 11.51	67,720,853	2.45%	-1.85% to -4.08%
2017	0.40% to 2.65%	5,222,094	15.28 to 12.00	70,161,668	2.37%	3.35% to 1.02%
2016	0.40% to 2.65%	5,144,916	14.79 to 11.88	67,608,454	2.85%	2.92% to 0.60%
2015	0.40% to 2.65%	5,081,927	14.37 to 11.81	65,587,568	1.54%	-0.92% to -3.15%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2019	0.80% to 1.40%	262,668	14.79 to 13.78	3,651,738	3.23%	8.07% to 7.42%
2018	0.80% to 1.40%	228,067	13.68 to 12.82	2,948,079	2.92%	-1.22% to -1.82%
2017	0.80% to 1.40%	263,219	13.85 to 13.06	3,463,330	2.94%	3.56% to 2.94%
2016	0.80% to 1.40%	272,710	13.37 to 12.69	3,482,975	3.06%	4.51% to 3.88%
2015	0.80% to 1.40%	233,064	12.80 to 12.22	2,862,984	2.97%	-1.51% to -2.11%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2019	0.40% to 2.90%	7,488,952	15.27 to 11.18	99,051,022	2.79%	8.26% to 5.55%
2018	0.40% to 2.90%	7,366,376	14.11 to 10.59	90,828,282	2.81%	-1.09% to -3.58%
2017	0.40% to 2.90%	7,919,555	14.26 to 10.98	99,834,745	2.95%	3.76% to 1.17%
2016	0.40% to 2.95%	7,826,378	13.75 to 10.81	96,041,882	2.86%	4.59% to 1.92%
2015	0.40% to 2.95%	8,086,301	13.14 to 10.61	95,953,153	2.73%	-1.28% to -3.80%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.40% to 2.85%	14,111,650	11.99 to 8.94	147,972,960	2.25%	3.67% to 1.12%
2018	0.40% to 2.85%	15,840,601	11.56 to 8.84	160,913,063	2.26%	0.41% to -2.07%
2017	0.40% to 2.85%	13,652,889	11.52 to 9.03	140,413,930	1.66%	1.17% to -1.31%
2016	0.40% to 2.85%	13,257,629	11.38 to 9.15	136,142,803	1.72%	2.08% to -0.42%
2015	0.40% to 2.75%	12,236,451	11.15 to 9.26	124,426,225	1.69%	-0.74% to -3.08%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2019	0.40% to 0.60%	80,401	11.00 to 10.97	883,729	5.57%	7.96% to 7.75%
2018	0.60%	16,971	10.18	172,727	2.90%	1.78%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.40% to 2.75%	43,262,098	10.08 to 7.53	503,101,231	1.75%	1.37% to -1.02%
2018	0.40% to 2.75%	48,439,904	9.95 to 7.60	564,774,770	1.38%	0.98% to -1.41%
2017	0.40% to 2.75%	45,584,470	9.85 to 7.71	517,536,153	0.41%	0.02% to -2.33%
2016	0.40% to 2.75%	50,109,476	9.85 to 7.90	583,715,336	0.01%	-0.39% to -2.74%
2015	0.40% to 2.85%	50,544,180	9.89 to 8.01	590,994,138	0.00%	-0.40% to -2.85%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2019	0.40% to 2.10%	205,941	10.84 to 10.72	2,218,214	0.99%	8.40% to 7.16%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2019	1.15% to 1.65%	101,281	10.09 to 10.08	1,021,589	0.23%	0.93% to 0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2019	1.15% to 1.30%	62,371	10.97 to 10.96	683,897	0.29%	9.68% to 9.65%	****
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2019	0.40% to 2.85%	27,691,497	12.50 to 10.53	311,900,255	0.55%	14.49% to 11.67%
2018	0.40% to 2.85%	24,609,072	10.92 to 9.43	244,394,241	0.91%	-8.84% to -11.09%
2017	0.40% to 2.85%	19,669,396	11.97 to 10.60	216,246,380	1.33%	17.96% to 15.07%
2016	0.40% to 2.85%	14,720,771	10.15 to 9.21	138,538,134	1.17%	1.52% to 0.05%	****
2015	1.15% to 2.50%	5,340,045	9.29 to 9.23	49,503,692	0.00%	-7.15% to -7.74%	****
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2019	0.40% to 2.80%	34,382,199	15.91 to 13.92	519,086,570	1.66%	21.49% to 18.57%
2018	0.40% to 2.80%	26,846,222	13.09 to 11.74	336,461,120	1.15%	-2.97% to -5.32%
2017	0.40% to 2.80%	20,695,623	13.49 to 12.40	269,662,955	1.17%	21.21% to 18.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	1.15% to 2.80%	13,095,102	10.93 to 10.48	142,032,231	1.93%	8.78% to 6.97%
2015	0.40% to 2.75%	6,439,133	10.16 to 9.81	64,293,500	2.75%	-0.26% to -2.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.80% to 1.40%	382,086	25.43 to 23.69	9,152,537	3.89%	29.49% to 28.70%
2018	0.80% to 1.40%	448,327	19.64 to 18.41	8,334,968	0.30%	-3.86% to -4.44%
2017	0.80% to 1.40%	489,827	20.42 to 19.26	9,520,499	0.34%	29.17% to 28.39%
2016	0.80% to 1.40%	554,024	15.81 to 15.00	8,379,213	0.80%	1.37% to 0.76%
2015	0.80% to 1.40%	621,350	15.60 to 14.89	9,315,584	0.45%	2.61% to 1.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2019	0.40% to 2.90%	5,293,739	26.12 to 19.26	120,096,282	3.80%	29.70% to 26.44%
2018	0.40% to 2.90%	5,938,578	20.14 to 15.23	105,053,168	0.05%	-3.74% to -6.17%
2017	0.40% to 2.90%	6,516,758	20.92 to 16.24	120,994,190	0.10%	29.36% to 26.13%
2016	0.40% to 2.95%	7,269,482	16.17 to 12.81	105,496,062	0.60%	1.58% to -1.01%
2015	0.40% to 2.95%	8,107,986	15.92 to 12.95	117,161,971	0.22%	2.72% to 0.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.80% to 1.40%	140,058	23.12 to 21.80	3,074,893	20.48%	24.40% to 23.65%
2018	0.80% to 1.40%	171,784	18.59 to 17.63	3,047,188	1.42%	-12.30% to -12.83%
2017	0.80% to 1.40%	211,341	21.19 to 20.23	4,296,820	1.45%	13.62% to 12.94%
2016	0.80% to 1.40%	222,753	18.65 to 17.91	4,009,163	1.85%	15.42% to 14.73%
2015	0.80% to 1.40%	250,352	16.16 to 15.61	3,923,567	1.22%	-3.93% to -4.51%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2019	0.40% to 2.85%	4,690,827	21.49 to 15.13	83,133,463	22.98%	24.60% to 21.53%
2018	0.40% to 2.85%	4,631,844	17.25 to 12.45	66,448,526	1.20%	-12.15% to -14.32%
2017	0.40% to 2.85%	5,374,554	19.63 to 14.53	88,652,631	1.17%	13.90% to 11.11%
2016	0.40% to 2.85%	6,504,812	17.24 to 13.08	95,485,885	1.79%	15.58% to 12.75%
2015	0.40% to 2.80%	6,048,438	14.91 to 11.64	77,594,537	1.01%	-3.82% to -6.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.80% to 1.40%	7,457,247	25.45 to 23.71	178,638,041	0.00%	36.16% to 35.33%
2018	0.80% to 1.40%	8,287,039	18.69 to 17.52	146,556,578	0.00%	-7.60% to -8.16%
2017	0.80% to 1.40%	9,267,604	20.23 to 19.08	178,297,202	0.00%	26.72% to 25.95%
2016	0.80% to 1.40%	10,317,863	15.96 to 15.15	157,462,898	0.00%	5.62% to 4.98%
2015	0.80% to 1.40%	11,576,148	15.11 to 14.43	168,141,797	0.00%	-0.98% to -1.58%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2019	0.40% to 2.90%	5,672,388	25.37 to 19.24	128,521,809	0.00%	36.29% to 32.87%
2018	0.40% to 2.90%	5,598,301	18.61 to 14.48	94,321,007	0.00%	-7.42% to -9.76%
2017	0.40% to 2.90%	6,895,043	20.11 to 16.05	126,493,184	0.00%	27.01% to 23.84%
2016	0.40% to 2.95%	7,147,706	15.83 to 12.90	104,584,693	0.00%	5.63% to 2.94%
2015	0.40% to 2.95%	8,659,725	14.99 to 12.53	121,110,111	0.00%	-0.74% to -3.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.80% to 1.40%	1,793,593	12.75 to 12.32	22,197,089	1.24%	32.08% to 31.29%
2018	0.80% to 1.40%	1,994,973	9.65 to 9.38	18,790,106	1.07%	-17.13% to -17.63%
2017	0.80% to 1.40%	2,185,527	11.65 to 11.39	24,969,891	1.22%	24.77% to 24.02%
2016	0.80% to 1.40%	2,452,159	9.34 to 9.19	22,572,837	1.42%	-2.90% to -3.49%
2015	0.80% to 1.40%	2,745,069	9.62 to 9.52	26,162,417	0.68%	-1.29% to -1.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
2019	0.40% to 2.90%	7,384,663	16.17 to 11.30	98,572,728	0.93%	32.31% to 28.99%
2018	0.40% to 2.90%	8,452,066	12.22 to 8.76	86,186,531	1.09%	-17.00% to -19.10%
2017	0.40% to 2.90%	9,061,611	14.72 to 10.83	112,569,402	0.95%	25.03% to 21.91%
2016	0.40% to 2.95%	10,445,091	11.78 to 8.84	104,876,593	1.20%	-2.86% to -5.34%
2015	0.40% to 2.95%	11,631,797	12.12 to 9.34	121,523,376	0.12%	-1.05% to -3.59%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.80% to 1.40%	2,444,964	19.49 to 18.15	44,800,326	1.67%	29.66% to 28.87%
2018	0.80% to 1.40%	2,737,930	15.03 to 14.09	38,891,138	1.80%	-4.70% to -5.28%
2017	0.80% to 1.40%	3,139,271	15.77 to 14.87	47,032,790	2.11%	5.65% to 5.01%
2016	0.80% to 1.40%	3,544,959	14.93 to 14.16	50,537,759	1.95%	6.49% to 5.85%
2015	0.80% to 1.40%	3,980,586	14.02 to 13.38	53,571,068	2.51%	-6.11% to -6.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2019	0.40% to 2.85%	5,671,543	40.07 to 14.82	97,626,272	1.56%	29.92% to 26.73%
2018	0.40% to 2.85%	5,777,988	30.84 to 11.70	77,587,417	1.58%	-4.44% to -6.81%
2017	0.40% to 2.85%	6,517,308	32.27 to 12.55	92,788,755	1.94%	5.72% to 3.13%
2016	0.40% to 2.85%	6,892,130	30.53 to 12.17	94,000,848	1.80%	6.75% to 4.13%
2015	0.40% to 2.85%	7,214,889	28.60 to 11.69	93,363,754	2.38%	-6.04% to -8.35%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2019	0.40% to 0.60%	34,208	19.07 to 18.82	648,555	2.31%	23.48% to 23.23%
2018	0.40% to 0.60%	40,741	15.45 to 15.27	626,375	1.31%	-13.47% to -13.64%
2017	0.40% to 0.60%	37,926	17.85 to 17.69	676,004	1.37%	13.49% to 13.27%
2016	0.40% to 0.60%	34,172	15.73 to 15.61	536,981	1.61%	17.25% to 17.02%
2015	0.40% to 0.60%	14,266	13.41 to 13.34	191,283	2.26%	-3.14% to -3.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.40% to 2.90%	10,260,963	26.05 to 18.88	231,565,828	2.20%	23.35% to 20.26%
2018	0.40% to 2.90%	11,449,717	21.12 to 15.70	211,614,202	1.04%	-13.50% to -15.69%
2017	0.40% to 2.90%	12,848,908	24.42 to 18.62	277,323,581	1.10%	13.38% to 10.55%
2016	0.40% to 2.95%	14,406,181	21.53 to 16.77	276,935,485	1.36%	17.12% to 14.13%
2015	0.40% to 2.95%	16,383,590	18.39 to 14.69	271,418,395	1.16%	-3.27% to -5.75%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.80% to 1.40%	3,565,898	22.63 to 21.08	75,809,329	0.64%	27.05% to 26.28%
2018	0.80% to 1.40%	3,929,899	17.81 to 16.69	66,105,643	0.53%	-5.53% to -6.11%
2017	0.80% to 1.40%	4,345,281	18.85 to 17.78	77,788,449	0.52%	23.86% to 23.11%
2016	0.80% to 1.40%	4,870,321	15.22 to 14.44	70,764,705	0.78%	12.70% to 12.02%
2015	0.80% to 1.40%	5,502,381	13.51 to 12.89	71,326,597	0.76%	-1.87% to -2.46%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2019	0.40% to 2.85%	2,102,879	23.12 to 17.45	43,109,027	0.55%	27.57% to 24.44%
2018	0.40% to 2.85%	2,256,041	18.12 to 14.03	36,584,902	0.45%	-5.39% to -7.73%
2017	0.40% to 2.85%	2,319,444	19.15 to 15.20	40,146,704	0.54%	24.26% to 21.22%
2016	0.40% to 2.55%	1,806,938	15.41 to 12.88	25,449,885	0.70%	13.09% to 10.66%
2015	0.40% to 2.65%	2,018,042	13.63 to 11.55	25,411,230	0.66%	-1.59% to -3.81%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
2019	0.80% to 1.40%	95,317	23.42 to 21.82	2,102,708	0.81%	25.00% to 24.24%
2018	0.80% to 1.40%	115,207	18.73 to 17.56	2,043,477	0.68%	-6.55% to -7.12%
2017	0.80% to 1.40%	115,638	20.05 to 18.90	2,205,698	0.60%	17.67% to 16.96%
2016	0.80% to 1.40%	129,072	17.04 to 16.16	2,103,063	0.76%	9.23% to 8.57%
2015	0.80% to 1.40%	164,906	15.60 to 14.89	2,472,698	0.83%	-1.12% to -1.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
2019	0.40% to 2.90%	4,925,653	25.49 to 18.05	105,164,967	0.70%	25.54% to 22.39%
2018	0.40% to 2.90%	5,445,148	20.30 to 14.75	93,620,504	0.54%	-6.25% to -8.62%
2017	0.40% to 2.90%	6,457,892	21.66 to 16.14	119,725,945	0.52%	17.89% to 14.94%
2016	0.40% to 2.95%	7,416,099	18.37 to 13.98	117,854,984	0.69%	9.67% to 6.87%
2015	0.40% to 2.95%	8,567,800	16.75 to 13.08	125,428,797	0.74%	-0.82% to -3.36%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.80% to 1.40%	1,253,024	32.49 to 30.45	38,480,817	2.62%	25.94% to 25.18%
2018	0.80% to 1.40%	1,423,536	25.80 to 24.33	34,897,450	1.37%	-10.08% to -10.62%
2017	0.80% to 1.40%	1,625,882	28.69 to 27.22	44,562,716	1.62%	7.81% to 7.16%
2016	0.80% to 1.40%	1,867,130	26.61 to 25.40	47,723,718	2.33%	19.48% to 18.76%
2015	0.80% to 1.40%	2,093,055	22.27 to 21.39	45,007,584	2.30%	-5.04% to -5.62%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
2019	0.40% to 2.85%	5,755,354	33.25 to 25.49	170,119,274	2.51%	26.18% to 23.07%
2018	0.40% to 2.85%	6,265,951	26.35 to 20.71	148,331,788	1.21%	-9.83% to -12.07%
2017	0.40% to 2.85%	6,997,342	29.22 to 23.56	185,677,580	1.53%	8.00% to 5.36%
2016	0.40% to 2.85%	7,464,284	27.06 to 22.36	185,339,257	2.29%	19.73% to 16.80%
2015	0.40% to 2.85%	7,354,304	22.60 to 19.14	154,374,620	2.21%	-4.82% to -7.17%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.40% to 1.40%	9,975,304	17.70 to 39.75	398,939,922	1.69%	37.07% to 35.69%
2018	0.40% to 1.40%	11,104,064	12.91 to 29.29	327,345,278	0.76%	-1.67% to -2.66%
2017	0.40% to 1.40%	12,431,015	13.13 to 30.09	376,275,486	0.47%	26.80% to 25.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	13,924,566	10.36 to 23.97	335,516,409	0.74%	3.58% to 2.19%	****
2015	0.80% to 1.40%	14,295,494	24.43 to 23.46	337,050,583	0.62%	4.25% to 3.62%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
2019	0.40% to 2.85%	7,991,334	43.10 to 33.04	305,253,784	1.51%	36.78% to 33.42%
2018	0.40% to 2.85%	8,197,306	31.51 to 24.77	231,914,827	0.49%	-1.94% to -4.36%
2017	0.40% to 2.85%	9,719,315	32.13 to 25.90	283,303,657	0.23%	26.56% to 23.46%
2016	0.40% to 2.85%	10,651,011	25.39 to 20.98	248,287,464	0.52%	2.91% to 0.39%
2015	0.40% to 2.85%	9,578,573	24.67 to 20.90	219,506,281	0.37%	4.40% to 1.84%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.40% to 2.90%	12,319,345	17.35 to 13.23	189,880,932	2.46%	12.04% to 9.22%
2018	0.40% to 2.90%	12,328,795	15.48 to 12.11	171,344,836	1.94%	-16.03% to -18.15%
2017	0.40% to 2.90%	12,810,235	18.44 to 14.80	214,282,184	1.95%	22.23% to 19.17%
2016	0.40% to 2.95%	14,534,440	15.09 to 12.37	201,090,496	2.11%	0.71% to -1.86%
2015	0.40% to 2.95%	14,993,808	14.98 to 12.60	208,223,888	1.84%	-4.29% to -6.74%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.40% to 2.80%	825,933	10.78 to 10.35	8,739,047	4.00%	6.16% to 3.60%
2018	0.40% to 2.40%	327,763	10.16 to 10.02	3,305,170	4.11%	1.56% to 0.19%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.80% to 1.40%	937,161	56.22 to 59.25	130,888,989	1.14%	28.27% to 27.50%
2018	0.80% to 1.40%	1,054,265	43.83 to 46.48	113,465,570	1.06%	-0.81% to -1.41%
2017	0.80% to 1.40%	1,184,299	44.19 to 47.14	128,403,881	1.00%	19.56% to 18.84%
2016	0.80% to 1.40%	1,304,033	36.96 to 39.67	118,905,204	1.39%	10.50% to 9.83%
2015	0.80% to 1.40%	1,468,479	33.45 to 36.12	121,497,169	1.19%	0.13% to -0.48%
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
2019	0.40% to 2.90%	3,243,676	23.82 to 25.65	112,585,840	0.92%	28.51% to 25.28%
2018	0.65% to 2.90%	3,413,423	17.83 to 20.47	93,554,314	0.78%	-0.93% to -3.19%
2017	0.65% to 2.90%	4,014,588	17.99 to 21.15	112,084,631	0.74%	19.47% to 16.77%
2016	0.40% to 2.95%	4,706,075	15.58 to 17.98	111,044,455	1.12%	10.71% to 7.89%
2015	0.40% to 2.95%	5,584,163	14.07 to 16.67	120,383,706	0.93%	0.26% to -2.31%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.40% to 0.60%	224,130	19.66 to 19.40	4,386,568	1.93%	26.80% to 26.55%
2018	0.40% to 0.60%	207,195	15.50 to 15.33	3,200,981	2.56%	-7.63% to -7.82%
2017	0.40% to 0.60%	64,704	16.78 to 16.63	1,084,015	4.50%	17.52% to 17.29%
2016	0.40% to 0.60%	15,125	14.28 to 14.18	215,630	2.58%	17.42% to 17.18%
2015	0.40% to 0.60%	22,472	12.16 to 12.10	273,070	1.35%	-6.67% to -6.86%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2019	0.40% to 2.90%	9,239,208	23.78 to 25.47	327,350,159	1.75%	26.50% to 23.32%
2018	0.40% to 2.90%	8,038,252	18.80 to 20.65	226,539,313	1.71%	-7.83% to -10.16%
2017	0.40% to 2.90%	6,803,971	20.39 to 22.99	208,825,609	3.09%	17.22% to 14.29%
2016	0.40% to 2.95%	6,230,456	17.40 to 19.97	164,047,875	2.16%	17.10% to 14.11%
2015	0.40% to 2.95%	7,132,894	14.86 to 17.50	162,129,967	1.55%	-6.89% to -9.27%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.80% to 1.40%	385,691	18.76 to 16.65	6,568,627	0.00%	34.63% to 33.81%
2018	0.80% to 1.40%	420,135	13.93 to 12.44	5,337,564	0.00%	-8.68% to -9.24%
2017	0.80% to 1.40%	461,080	15.26 to 13.71	6,438,048	0.00%	23.93% to 23.18%
2016	0.80% to 1.40%	487,634	12.31 to 11.13	5,511,328	0.00%	7.44% to 6.79%
2015	0.80% to 1.40%	608,574	11.46 to 10.42	6,436,694	0.00%	-0.05% to -0.65%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2019	0.40% to 2.85%	1,200,642	22.53 to 25.36	40,915,829	0.00%	34.84% to 31.52%
2018	0.40% to 2.85%	1,224,052	16.71 to 19.28	31,271,546	0.00%	-8.58% to -10.85%
2017	0.75% to 2.85%	1,227,824	18.26 to 21.63	34,761,039	0.00%	23.71% to 21.11%
2016	0.40% to 2.85%	1,265,979	15.53 to 17.86	29,153,361	0.00%	7.63% to 4.99%
2015	0.40% to 2.80%	1,375,061	14.43 to 17.12	29,882,885	0.00%	0.13% to -2.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.40% to 1.40%	806,570	19.15 to 75.19	60,484,876	0.07%	25.15% to 23.89%
2018	0.40% to 1.40%	888,494	15.30 to 60.69	53,898,367	0.01%	-12.99% to -13.86%
2017	0.40% to 1.40%	1,004,309	17.58 to 70.46	70,169,362	0.00%	13.03% to 11.90%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	1,123,947	15.55 to 62.96	70,421,172	0.32%	22.34% to 21.12%
2015	0.40% to 1.40%	1,264,093	12.71 to 51.99	65,157,947	0.36%	-2.03% to -3.01%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2019	0.40% to 2.85%	1,019,467	23.67 to 29.92	41,289,671	0.00%	24.85% to 21.78%
2018	0.40% to 2.85%	1,077,040	18.95 to 24.56	35,320,370	0.00%	-13.18% to -15.33%
2017	0.40% to 2.85%	1,205,338	21.83 to 29.01	46,095,743	0.00%	12.75% to 9.98%
2016	0.40% to 2.85%	1,300,494	19.36 to 26.38	44,530,901	0.10%	22.05% to 19.06%
2015	0.40% to 2.65%	1,435,176	15.87 to 24.84	40,859,982	0.14%	-2.29% to -4.50%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.40% to 1.40%	374,687	11.91 to 25.38	8,798,661	2.37%	22.45% to 21.22%
2018	0.40% to 1.40%	400,658	9.73 to 20.93	7,946,756	0.64%	-17.75% to -18.58%
2017	0.40% to 1.40%	452,326	11.82 to 25.71	11,025,859	1.38%	40.94% to 39.53%
2016	0.40% to 1.40%	426,004	8.39 to 18.43	7,799,060	0.81%	7.29% to 6.21%
2015	0.40% to 1.40%	494,600	7.82 to 17.35	8,589,139	0.80%	-16.33% to -17.17%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2019	0.75% to 2.80%	1,580,746	11.97 to 27.63	54,828,054	2.19%	21.75% to 19.23%
2018	0.75% to 2.80%	1,701,880	9.83 to 23.17	48,869,518	0.43%	-18.28% to -19.98%
2017	0.75% to 2.80%	1,953,769	12.03 to 28.96	67,991,928	0.95%	40.16% to 37.28%
2016	0.75% to 2.80%	1,775,366	8.58 to 21.10	45,333,109	0.81%	6.67% to 4.48%
2015	0.75% to 2.80%	2,110,360	8.04 to 20.19	50,910,242	0.47%	-16.86% to -18.58%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.40% to 1.40%	887,888	13.84 to 16.02	14,250,205	2.48%	18.64% to 17.45%
2018	0.40% to 1.40%	1,056,569	11.67 to 13.64	14,455,330	2.01%	-14.88% to -15.74%
2017	0.40% to 1.40%	1,111,699	13.71 to 16.19	18,155,383	1.70%	26.94% to 25.67%
2016	0.40% to 1.40%	1,229,114	10.80 to 12.88	15,966,524	2.09%	0.47% to -0.54%
2015	0.40% to 1.40%	1,434,332	10.75 to 12.95	18,728,602	0.48%	-3.44% to -4.41%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2019	0.40% to 2.75%	4,290,709	12.12 to 8.83	43,690,147	2.31%	18.44% to 15.64%
2018	0.40% to 2.80%	4,687,087	10.23 to 7.60	40,790,812	1.81%	-15.14% to -17.20%
2017	0.40% to 2.80%	5,107,600	12.06 to 9.17	52,776,198	1.53%	26.57% to 23.53%
2016	0.40% to 2.80%	4,680,764	9.53 to 7.43	38,728,376	1.94%	0.23% to -2.18%
2015	0.40% to 2.80%	4,786,711	9.50 to 7.59	39,980,311	0.29%	-3.61% to -5.93%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.40% to 1.40%	571,880	16.68 to 41.43	23,770,709	1.03%	18.52% to 17.33%
2018	0.40% to 1.40%	644,567	14.07 to 35.31	22,896,879	0.66%	-17.29% to -18.12%
2017	0.40% to 1.40%	734,822	17.02 to 43.12	31,669,137	0.50%	8.63% to 7.54%
2016	0.40% to 1.40%	827,693	15.66 to 40.10	33,242,961	0.64%	25.43% to 24.17%
2015	0.40% to 1.40%	920,025	12.49 to 32.29	29,770,072	0.68%	-6.40% to -7.34%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2019	0.40% to 2.85%	927,362	23.36 to 27.80	35,485,822	0.87%	18.22% to 15.31%
2018	0.40% to 2.85%	987,854	19.76 to 24.11	32,404,893	0.45%	-17.46% to -19.50%
2017	0.40% to 2.85%	1,059,738	23.94 to 29.95	42,566,701	0.28%	8.32% to 5.66%
2016	0.40% to 2.85%	1,159,257	22.10 to 28.35	43,560,924	0.47%	25.11% to 22.04%
2015	0.40% to 2.75%	1,128,122	17.66 to 23.53	34,331,477	0.47%	-6.66% to -8.87%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.40% to 2.85%	15,592,346	23.32 to 19.99	374,098,028	0.65%	34.24% to 30.94%
2018	0.40% to 2.85%	15,904,781	17.37 to 15.27	287,097,447	0.23%	-9.79% to -12.02%
2017	0.40% to 2.85%	16,304,900	19.25 to 17.36	329,817,513	0.71%	30.44% to 27.25%
2016	0.40% to 2.85%	16,411,990	14.76 to 13.64	257,450,632	1.51%	-0.21% to -2.66%
2015	0.40% to 2.85%	16,378,721	14.79 to 14.01	260,099,991	0.66%	6.12% to 3.51%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.40% to 2.85%	24,941,956	27.07 to 21.51	643,170,424	0.35%	29.76% to 26.57%
2018	0.40% to 2.85%	25,709,376	20.86 to 16.99	515,914,129	0.30%	-1.06% to -3.50%
2017	0.40% to 2.85%	28,116,220	21.09 to 17.61	575,608,752	0.31%	27.29% to 24.17%
2016	0.40% to 2.85%	27,107,207	16.57 to 14.18	441,281,396	0.23%	8.63% to 5.96%
2015	0.40% to 2.85%	27,464,041	15.25 to 13.38	416,565,768	0.73%	6.00% to 3.39%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.40% to 3.00%	175,046,931	25.07 to 17.05	3,652,605,180	1.33%	25.16% to 21.90%
2018	0.40% to 3.00%	169,771,107	20.03 to 13.99	2,852,695,243	1.00%	-2.58% to -5.14%
2017	0.40% to 3.00%	176,625,407	20.56 to 14.75	3,074,278,440	1.40%	21.44% to 18.28%
2016	0.40% to 3.00%	180,180,514	16.93 to 12.47	2,606,571,152	1.21%	10.64% to 7.76%
2015	0.40% to 3.10%	165,263,144	15.30 to 11.47	2,181,652,320	0.86%	0.68% to -2.05%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
2019	0.80% to 1.40%	230,954	10.31 to 9.96	2,309,936	22.62%	15.62% to 14.92%
2018	0.80% to 1.40%	245,331	8.92 to 8.67	2,133,871	4.09%	-17.83% to -18.33%
2017	0.80% to 1.40%	297,403	10.85 to 10.61	3,164,246	2.68%	21.94% to 21.21%
2016	0.80% to 1.40%	343,303	8.90 to 8.76	3,011,220	3.00%	4.39% to 3.76%
2015	0.80% to 1.40%	394,375	8.53 to 8.44	3,331,749	1.22%	-5.88% to -6.45%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
2019	0.40% to 2.85%	3,212,335	10.40 to 13.30	52,967,430	22.94%	15.79% to 12.94%
2018	0.40% to 2.85%	3,238,080	8.98 to 11.78	46,546,043	4.15%	-17.67% to -19.71%
2017	0.40% to 2.85%	3,357,520	10.91 to 14.67	59,286,156	2.40%	22.05% to 19.05%
2016	0.40% to 2.85%	3,854,051	8.94 to 12.32	56,323,559	2.61%	4.56% to 2.00%
2015	0.40% to 2.85%	3,936,869	8.55 to 12.08	55,722,655	1.02%	-5.72% to -8.04%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.40% to 2.80%	6,508,380	18.77 to 15.95	113,046,259	0.98%	24.46% to 21.46%
2018	0.40% to 2.80%	5,983,119	15.08 to 13.14	84,445,236	1.15%	-11.70% to -13.84%
2017	0.40% to 2.80%	5,388,295	17.08 to 15.25	87,059,918	1.01%	13.73% to 10.99%
2016	0.40% to 2.80%	3,887,870	15.02 to 13.74	55,789,584	1.21%	20.39% to 17.50%
2015	0.40% to 2.80%	3,214,294	12.48 to 11.69	38,783,835	1.30%	-5.26% to -7.55%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2019	0.40% to 0.60%	211,198	13.19 to 13.01	2,759,169	3.29%	20.93% to 20.69%
2018	0.40% to 0.60%	215,853	10.91 to 10.78	2,333,786	3.19%	-14.25% to -14.42%
2017	0.40% to 0.60%	107,945	12.72 to 12.60	1,362,876	3.41%	24.06% to 23.81%
2016	0.40% to 0.60%	57,766	10.25 to 10.18	589,297	3.45%	0.35% to 0.15%
2015	0.40% to 0.60%	29,332	10.21 to 10.16	298,906	3.39%	-1.65% to -1.85%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2019	0.40% to 2.65%	9,034,263	11.58 to 9.81	103,403,145	3.26%	20.72% to 17.99%
2018	0.40% to 2.65%	8,362,077	9.59 to 8.31	80,089,453	2.43%	-14.47% to -16.42%
2017	0.40% to 2.65%	7,174,717	11.22 to 9.94	81,139,401	2.73%	23.96% to 21.17%
2016	0.40% to 2.65%	5,900,388	9.05 to 8.21	54,316,240	2.49%	0.12% to -2.13%
2015	0.40% to 2.65%	5,462,717	9.04 to 8.38	50,837,544	2.14%	-1.78% to -4.00%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.40% to 2.80%	6,253,581	27.64 to 34.82	269,028,856	1.35%	25.15% to 22.13%
2018	0.40% to 2.80%	6,128,379	22.08 to 28.51	212,732,342	1.34%	-11.74% to -13.88%
2017	0.40% to 2.75%	6,064,937	25.02 to 33.36	241,178,040	1.12%	15.32% to 12.60%
2016	0.40% to 2.75%	5,547,630	21.70 to 29.62	193,989,657	1.30%	19.81% to 16.99%
2015	0.40% to 2.75%	5,257,305	18.11 to 25.32	155,396,682	1.13%	-2.92% to -5.21%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2019	0.40% to 2.85%	42,214,877	22.04 to 18.67	859,690,531	1.96%	30.32% to 27.11%
2018	0.40% to 2.85%	39,634,312	16.92 to 14.69	626,230,873	1.58%	-5.26% to -7.60%
2017	0.40% to 2.85%	36,584,258	17.85 to 15.90	616,540,600	1.70%	20.74% to 17.78%
2016	0.40% to 2.85%	29,882,432	14.79 to 13.50	421,737,187	1.92%	10.95% to 8.23%
2015	0.40% to 2.85%	22,546,059	13.33 to 12.47	290,326,944	2.08%	0.54% to -1.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.40% to 2.95%	5,158,120	30.58 to 23.50	159,314,343	1.94%	23.24% to 20.08%
2018	0.60% to 2.95%	5,818,163	24.34 to 19.57	147,546,091	1.43%	-9.40% to -11.56%
2017	0.40% to 2.95%	6,560,953	27.34 to 22.13	186,479,931	1.52%	17.96% to 14.95%
2016	0.40% to 2.95%	7,220,827	23.17 to 19.25	175,539,717	1.59%	9.03% to 6.25%
2015	0.40% to 2.95%	8,101,133	21.26 to 18.12	183,423,552	1.36%	-1.39% to -3.92%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2019	0.40% to 2.85%	176,138,480	13.83 to 12.07	2,302,956,756	1.84%	18.49% to 15.58%
2018	0.40% to 2.85%	153,008,686	11.67 to 10.44	1,703,853,239	1.37%	-5.20% to -7.55%
2017	0.40% to 2.85%	126,440,617	12.31 to 11.29	1,499,418,756	2.09%	17.08% to 14.21%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	96,551,805	10.51 to 9.89	987,741,851	0.00%	8.11% to 5.46%
2015	0.40% to 2.85%	62,152,068	9.72 to 9.37	594,463,401	2.53%	-2.64% to -5.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.40% to 3.05%	23,851,697	18.90 to 20.90	680,301,892	2.00%	21.34% to 18.11%
2018	0.40% to 3.05%	27,509,783	15.57 to 17.69	655,533,119	1.54%	-8.10% to -10.56%
2017	0.40% to 3.05%	31,674,347	16.94 to 19.78	832,456,412	1.58%	16.21% to 13.13%
2016	0.40% to 3.05%	35,794,497	14.58 to 17.49	819,396,754	1.71%	8.05% to 5.18%
2015	0.40% to 3.05%	40,552,102	13.49 to 16.62	868,125,115	1.39%	-1.13% to -3.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.40% to 3.00%	90,632,346	17.88 to 17.66	2,089,633,792	2.13%	17.27% to 14.21%
2018	0.40% to 3.00%	100,698,428	15.25 to 15.46	2,004,019,494	1.76%	-6.06% to -8.53%
2017	0.40% to 3.00%	113,080,530	16.23 to 16.90	2,422,541,268	1.73%	12.48% to 9.55%
2016	0.40% to 3.00%	122,410,696	14.43 to 15.43	2,360,915,572	1.85%	6.72% to 3.94%
2015	0.40% to 3.00%	133,428,382	13.52 to 14.84	2,440,679,096	1.57%	-0.73% to -3.32%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.40% to 3.00%	37,248,051	16.40 to 14.63	713,356,346	2.14%	13.03% to 10.08%
2018	0.40% to 3.00%	41,053,128	14.51 to 13.29	703,386,792	1.88%	-4.12% to -6.64%
2017	0.40% to 3.00%	44,950,379	15.14 to 14.24	812,216,637	1.82%	8.78% to 5.94%
2016	0.40% to 3.00%	48,904,136	13.92 to 13.44	821,832,274	1.93%	5.28% to 2.54%
2015	0.40% to 3.00%	50,084,778	13.22 to 13.11	808,694,181	1.65%	-0.43% to -3.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.40% to 2.70%	37,616,534	15.40 to 12.62	581,852,781	2.16%	9.09% to 6.58%
2018	0.40% to 2.70%	41,086,948	14.12 to 11.84	587,674,624	1.98%	-2.20% to -4.47%
2017	0.40% to 2.80%	45,224,620	14.43 to 11.97	668,524,661	1.90%	5.26% to 2.73%
2016	0.60% to 2.80%	48,849,367	13.50 to 11.65	692,459,501	1.98%	3.64% to 1.35%
2015	0.60% to 2.80%	46,933,158	13.03 to 11.49	647,698,253	1.73%	-0.34% to -2.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.40% to 3.00%	344,268,967	28.74 to 15.86	6,765,651,488	1.62%	20.30% to 17.16%
2018	0.40% to 3.00%	363,160,318	23.89 to 13.54	5,986,647,628	1.18%	-5.36% to -7.85%
2017	0.40% to 3.00%	379,710,213	25.24 to 14.69	6,679,034,798	1.10%	15.33% to 12.33%
2016	0.40% to 3.00%	385,906,351	21.89 to 13.08	5,945,846,700	1.95%	8.56% to 5.74%
2015	0.40% to 3.10%	375,976,645	20.16 to 12.25	5,391,012,966	1.44%	0.58% to -2.15%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2019	0.40% to 2.70%	4,425,266	29.59 to 14.37	72,133,662	2.82%	23.46% to 20.61%
2018	0.40% to 2.70%	4,587,657	23.96 to 11.91	61,099,009	1.84%	-11.10% to -13.17%
2017	0.65% to 2.70%	4,871,759	26.38 to 13.72	73,924,018	1.25%	19.02% to 16.57%
2016	0.75% to 2.70%	5,239,664	21.99 to 11.77	67,465,921	2.34%	7.55% to 5.45%
2015	0.40% to 2.70%	5,356,750	20.93 to 11.16	64,715,621	2.80%	-2.15% to -4.41%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2019	0.40% to 2.75%	19,173,402	20.18 to 14.03	310,244,835	2.79%	21.74% to 18.87%
2018	0.40% to 2.75%	21,482,129	16.58 to 11.80	289,247,189	1.94%	-9.87% to -12.01%
2017	0.40% to 3.05%	24,451,473	18.39 to 13.02	369,304,104	1.46%	17.60% to 14.48%
2016	0.40% to 3.05%	27,286,181	15.64 to 11.37	354,523,164	2.56%	7.16% to 4.32%
2015	0.40% to 3.05%	29,878,087	14.59 to 10.90	366,262,797	3.03%	-1.90% to -4.51%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
2019	0.40% to 2.95%	149,287,227	19.62 to 13.48	2,397,275,270	2.79%	19.76% to 16.69%
2018	0.40% to 2.95%	167,139,954	16.38 to 11.55	2,264,765,326	1.97%	-8.53% to -10.88%
2017	0.40% to 2.95%	185,428,749	17.91 to 12.96	2,776,209,980	1.62%	15.34% to 12.40%
2016	0.40% to 3.00%	200,598,080	15.53 to 11.48	2,632,282,710	2.68%	6.89% to 4.11%
2015	0.40% to 3.00%	217,431,242	14.52 to 11.02	2,697,751,014	2.99%	-1.72% to -4.29%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2019	0.40% to 3.40%	152,335,696	18.76 to 12.35	2,366,315,044	2.70%	17.67% to 14.13%
2018	0.40% to 3.40%	169,751,666	15.94 to 10.82	2,264,195,193	2.01%	-7.46% to -10.26%
2017	0.40% to 3.40%	187,940,542	17.22 to 12.06	2,738,361,078	1.75%	13.51% to 10.11%
2016	0.40% to 3.40%	204,434,070	15.17 to 10.95	2,651,970,663	2.67%	6.31% to 3.12%
2015	0.40% to 3.40%	218,892,033	14.27 to 10.62	2,699,910,291	2.81%	-1.46% to -4.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2019	0.40% to 3.10%	136,546,286	17.82 to 12.29	2,043,288,342	2.61%	15.71% to 12.58%
2018	0.40% to 3.10%	148,478,478	15.40 to 10.92	1,939,268,123	2.19%	-6.61% to -9.16%
2017	0.40% to 3.10%	161,832,789	16.49 to 12.02	2,286,483,422	1.86%	11.60% to 8.59%
2016	0.40% to 3.10%	170,712,773	14.78 to 11.07	2,182,783,312	2.64%	5.68% to 2.83%
2015	0.40% to 3.10%	174,013,314	13.98 to 10.76	2,126,792,967	2.65%	-1.45% to -4.13%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2019	0.40% to 2.95%	49,936,654	17.02 to 12.07	719,567,509	2.57%	13.84% to 10.93%
2018	0.40% to 2.95%	55,035,016	14.95 to 10.88	703,698,360	2.16%	-5.15% to -7.59%
2017	0.40% to 2.95%	60,127,400	15.76 to 11.78	819,027,614	1.88%	9.45% to 6.65%
2016	0.40% to 2.95%	65,146,020	14.40 to 11.04	819,439,987	2.59%	5.57% to 2.88%
2015	0.40% to 2.95%	68,111,828	13.64 to 10.73	819,912,745	2.47%	-1.46% to -3.98%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2019	0.40% to 2.85%	47,160,771	15.90 to 11.09	617,094,844	2.48%	10.23% to 7.52%
2018	0.40% to 2.85%	50,580,027	14.43 to 10.32	605,610,214	2.15%	-3.00% to -5.40%
2017	0.40% to 2.85%	55,841,512	14.87 to 10.90	696,634,215	2.03%	5.93% to 3.34%
2016	0.40% to 2.85%	60,815,023	14.04 to 10.55	723,035,083	2.47%	4.20% to 1.64%
2015	0.40% to 2.85%	61,515,066	13.47 to 10.38	708,882,876	2.11%	-1.13% to -3.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.40% to 2.95%	82,100,866	20.75 to 15.74	1,523,490,816	2.18%	14.88% to 11.94%
2018	0.40% to 2.95%	87,424,198	18.06 to 14.06	1,425,937,414	1.89%	-5.23% to -7.67%
2017	0.40% to 2.95%	92,168,347	19.06 to 15.23	1,602,315,736	1.84%	10.69% to 7.86%
2016	0.40% to 2.95%	94,544,701	17.22 to 14.12	1,499,704,435	1.99%	5.88% to 3.18%
2015	0.40% to 2.95%	87,448,829	16.26 to 13.68	1,323,221,002	1.76%	-0.57% to -3.12%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.40% to 2.65%	62,012,665	25.28 to 19.81	1,397,418,551	2.05%	19.46% to 16.76%
2018	0.40% to 2.65%	68,870,094	21.16 to 16.97	1,312,150,957	1.65%	-6.85% to -8.96%
2017	0.40% to 2.65%	75,042,840	22.72 to 18.64	1,551,449,320	1.66%	14.35% to 11.78%
2016	0.40% to 2.65%	79,973,616	19.86 to 16.67	1,461,461,049	1.80%	7.31% to 4.89%
2015	0.40% to 2.65%	83,811,605	18.51 to 15.90	1,442,283,040	1.55%	-0.93% to -3.17%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
2019	0.40% to 2.50%	1,309,996	14.69 to 12.75	17,489,384	1.68%	17.04% to 14.58%
2018	0.40% to 2.50%	1,200,259	12.55 to 11.13	13,865,261	1.85%	-8.19% to -10.14%
2017	0.40% to 2.50%	696,475	13.67 to 12.38	8,938,477	1.42%	13.38% to 10.99%
2016	0.40% to 2.45%	612,499	12.06 to 11.18	7,018,150	1.38%	8.33% to 6.11%
2015	0.40% to 2.40%	474,175	11.13 to 10.55	5,086,004	3.11%	-2.15% to -4.12%
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
2019	0.40% to 2.55%	1,555,557	15.71 to 13.58	22,706,372	1.93%	19.29% to 16.71%
2018	0.40% to 2.55%	1,144,692	13.17 to 11.64	14,081,019	1.96%	-10.55% to -12.49%
2017	0.40% to 2.55%	740,582	14.72 to 13.30	10,290,649	2.44%	17.41% to 14.89%
2016	1.15% to 2.40%	320,782	12.20 to 11.64	3,833,860	1.84%	10.11% to 8.72%
2015	1.30% to 2.40%	170,818	11.03 to 10.71	1,861,135	5.84%	-4.42% to -5.48%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2019	0.40% to 2.85%	99,738,845	13.88 to 11.76	1,290,791,219	2.56%	14.95% to 12.13%
2018	0.40% to 2.85%	102,058,787	12.08 to 10.49	1,160,290,390	1.95%	-7.45% to -9.74%
2017	0.40% to 2.85%	100,871,469	13.05 to 11.62	1,251,039,482	1.67%	17.32% to 14.44%
2016	0.40% to 2.85%	98,053,986	11.12 to 10.15	1,047,139,959	2.40%	5.79% to 3.19%
2015	0.40% to 2.85%	91,651,481	10.51 to 9.84	935,119,776	1.21%	-5.26% to -7.59%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2019	0.40% to 2.85%	46,655,575	13.35 to 11.30	580,249,932	2.48%	13.40% to 10.61%
2018	0.40% to 2.85%	47,957,987	11.77 to 10.22	531,181,200	2.09%	-7.39% to -9.68%
2017	0.40% to 2.85%	49,134,469	12.71 to 11.32	593,599,285	1.71%	14.31% to 11.50%
2016	0.40% to 2.85%	49,115,359	11.12 to 10.15	524,456,631	2.38%	5.14% to 2.56%
2015	0.40% to 2.85%	45,300,352	10.57 to 9.89	464,991,727	1.31%	-4.68% to -7.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2019	0.40% to 2.85%	84,974,755	13.97 to 11.83	1,108,144,785	2.18%	14.79% to 11.96%
2018	0.40% to 2.85%	85,245,155	12.17 to 10.57	977,724,910	1.79%	-6.43% to -8.75%
2017	0.40% to 2.85%	82,410,823	13.01 to 11.58	1,019,974,342	1.72%	16.50% to 13.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	77,549,916	11.17 to 10.19	832,143,425	1.82%	6.52% to 3.91%
2015	0.40% to 2.85%	65,985,280	10.48 to 9.81	671,610,820	1.87%	-4.34% to -6.69%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2019	0.40% to 2.85%	38,077,091	13.34 to 11.30	473,812,981	2.21%	12.55% to 9.78%
2018	0.40% to 2.85%	38,304,461	11.86 to 10.29	427,640,894	1.87%	-6.00% to -8.33%
2017	0.40% to 2.85%	38,456,865	12.61 to 11.23	461,308,267	1.78%	13.58% to 10.79%
2016	0.40% to 2.85%	37,537,776	11.11 to 10.14	400,604,316	1.85%	5.29% to 2.70%
2015	0.40% to 2.85%	33,773,880	10.55 to 9.87	345,921,135	1.67%	-3.63% to -6.00%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.40% to 2.90%	5,359,460	11.17 to 8.11	62,808,951	1.93%	3.27% to 0.68%
2018	0.40% to 2.90%	6,261,593	10.82 to 8.06	71,476,654	1.53%	0.61% to -1.92%
2017	0.40% to 2.90%	7,094,458	10.75 to 8.22	81,907,897	1.44%	0.49% to -2.03%
2016	0.40% to 2.90%	7,701,381	10.70 to 8.39	88,811,356	1.13%	0.82% to -1.71%
2015	0.40% to 2.90%	8,637,198	10.61 to 8.53	99,694,654	1.36%	-0.22% to -2.72%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2019	1.25% to 2.25%	7,137	17.36 to 14.95	116,470	0.15%	26.09% to 24.81%
2018	1.25% to 2.25%	8,216	13.77 to 11.98	106,639	0.12%	-18.00% to -18.83%
2017	1.15% to 2.25%	15,424	17.01 to 14.76	248,183	1.09%	25.31% to 23.92%
2016	1.50% to 2.25%	7,651	13.02 to 11.91	95,716	0.53%	-3.28% to -4.02%
2015	1.50% to 2.25%	7,363	13.46 to 12.41	96,067	1.00%	0.00% to -0.76%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.80% to 2.50%	72,408	14.91 to 37.78	3,157,985	0.00%	31.42% to 29.17%
2018	0.80% to 2.50%	75,180	11.35 to 29.25	2,533,406	0.00%	-7.31% to -8.91%
2017	0.80% to 2.50%	91,628	12.24 to 32.11	3,318,695	0.00%	23.57% to 21.46%
2016	0.80% to 2.50%	82,950	9.91 to 26.44	2,432,375	0.00%	3.33% to 1.56%
2015	0.80% to 2.50%	108,418	9.59 to 26.03	3,145,377	0.00%	-4.12% to -1.53%	****
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.80% to 2.35%	446,891	32.22 to 30.27	15,844,032	0.41%	24.88% to 22.93%
2018	0.80% to 2.35%	512,948	25.80 to 24.63	14,641,239	0.46%	-6.48% to -7.95%
2017	0.80% to 2.35%	620,643	27.59 to 26.76	19,084,309	0.50%	17.48% to 15.65%
2016	0.80% to 2.65%	731,358	23.49 to 22.18	19,228,044	0.66%	8.99% to 6.96%
2015	0.80% to 2.65%	879,767	21.55 to 20.74	21,369,110	0.54%	-1.26% to -3.10%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2019	1.30% to 2.55%	851,617	12.13 to 11.07	10,056,420	1.92%	12.69% to 11.26%
2018	1.30% to 2.55%	925,125	10.77 to 9.95	9,728,895	1.29%	-7.63% to -8.81%
2017	1.30% to 2.55%	1,009,768	11.66 to 10.91	11,532,572	1.17%	8.81% to 7.44%
2016	1.30% to 2.80%	1,100,769	10.71 to 9.62	11,591,799	0.91%	4.44% to 2.86%
2015	1.30% to 2.80%	1,241,805	10.26 to 9.36	12,569,710	1.16%	-6.01% to -7.44%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2019	1.30% to 2.50%	407,232	12.96 to 11.87	5,078,242	1.36%	15.12% to 13.72%
2018	1.30% to 2.50%	443,562	11.26 to 10.44	4,832,206	0.76%	-10.28% to -11.37%
2017	1.30% to 2.50%	908,323	12.55 to 11.78	11,186,391	1.29%	15.81% to 14.41%
2016	1.30% to 2.50%	957,595	10.83 to 10.30	10,223,761	1.34%	3.79% to 2.53%
2015	1.30% to 2.50%	1,049,821	10.44 to 10.04	10,832,301	1.56%	-10.56% to -11.64%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2019	1.30% to 2.85%	597,271	12.94 to 10.81	7,455,381	1.80%	14.38% to 12.58%
2018	1.30% to 2.85%	629,849	11.32 to 9.60	6,905,389	1.24%	-8.82% to -10.26%
2017	1.30% to 2.85%	706,332	12.41 to 10.70	8,535,354	1.24%	12.14% to 10.39%
2016	1.15% to 2.85%	764,557	11.14 to 9.69	8,281,252	1.11%	4.63% to 2.84%
2015	1.15% to 2.85%	862,211	10.64 to 9.42	8,995,509	1.26%	-7.75% to -9.33%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2019	0.40% to 2.85%	6,714,306	10.71 to 9.78	69,148,806	2.37%	2.29% to -0.23%
2018	0.40% to 2.85%	4,846,128	10.48 to 9.80	49,347,196	2.12%	1.02% to -1.48%
2017	0.40% to 2.85%	2,423,474	10.37 to 9.95	24,681,162	1.63%	1.90% to -0.60%
2016	0.40% to 2.50%	944,987	10.18 to 10.03	9,541,193	0.94%	1.76% to 0.32%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2019	0.40%	23,677	10.86	257,017	3.31%	8.03%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40%	1,696	10.05	17,043	0.43%	0.49%	****
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2019	0.40% to 0.60%	26,395	10.08 to 9.95	265,577	1.59%	7.89% to 7.68%
2018	0.40% to 0.60%	25,651	9.34 to 9.24	239,192	2.32%	-2.70% to -2.90%
2017	0.40% to 0.60%	18,070	9.60 to 9.51	173,164	2.24%	3.15% to 2.94%
2016	0.40% to 0.60%	17,059	9.31 to 9.24	158,754	2.17%	4.66% to 4.45%
2015	0.40% to 0.60%	15,317	8.90 to 8.85	136,240	5.77%	-3.19% to -3.38%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2019	0.40% to 0.60%	53,592	12.72 to 12.55	678,593	1.76%	6.58% to 6.37%
2018	0.40% to 0.60%	52,907	11.93 to 11.80	628,907	1.41%	1.71% to 1.50%
2017	0.40% to 0.60%	11,528	11.73 to 11.62	135,131	5.13%	2.35% to 2.15%
2016	0.40%	10,635	11.46	121,889	1.40%	6.06%
2015	0.40% to 0.60%	12,103	10.81 to 10.75	130,620	3.29%	-0.11% to -0.31%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2019	0.40% to 0.60%	5,450	10.50 to 10.47	57,094	4.33%	4.41% to 4.20%
2018	0.40% to 0.60%	5,377	10.06 to 10.04	54,032	1.57%	0.58% to 0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2019	0.40% to 2.80%	3,633,506	11.69 to 10.65	42,412,486	2.81%	11.30% to 8.62%
2018	0.40% to 2.75%	3,832,626	10.50 to 9.84	40,668,162	3.02%	-5.83% to -8.06%
2017	0.40% to 2.75%	4,156,552	11.15 to 10.70	47,412,110	4.52%	12.93% to 10.27%
2016	0.40% to 2.75%	4,281,948	9.88 to 9.70	43,779,732	2.51%	12.45% to 9.81%
2015	0.40% to 2.75%	4,507,663	8.78 to 8.84	41,502,382	3.17%	-9.55% to -11.69%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2019	0.40% to 2.75%	1,330,616	13.33 to 10.33	15,596,010	1.90%	6.49% to 3.98%
2018	0.40% to 2.75%	1,483,969	12.52 to 9.94	16,536,038	4.83%	-4.46% to -6.73%
2017	0.40% to 2.75%	1,504,589	13.10 to 10.65	17,756,763	1.47%	10.29% to 7.70%
2016	0.40% to 2.75%	1,723,219	11.88 to 9.89	18,641,304	1.10%	2.49% to 0.08%
2015	0.40% to 2.75%	1,869,995	11.59 to 9.88	20,050,860	1.41%	-7.55% to -9.73%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2019	0.40% to 2.90%	33,581,573	12.80 to 9.76	382,289,769	2.66%	3.51% to 0.91%
2018	0.40% to 2.90%	35,595,616	12.36 to 9.67	395,408,156	1.81%	-0.17% to -2.69%
2017	0.40% to 2.90%	36,607,998	12.39 to 9.94	411,665,133	1.24%	0.85% to -1.68%
2016	0.40% to 2.95%	37,135,940	12.28 to 10.07	418,563,527	1.39%	0.90% to -1.68%
2015	0.40% to 2.95%	36,964,975	12.17 to 10.24	417,352,491	3.37%	-0.19% to -2.75%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2019	0.40% to 2.85%	31,717,096	12.64 to 10.18	363,477,084	2.90%	7.81% to 5.16%
2018	0.40% to 2.85%	34,163,917	11.72 to 9.68	366,647,370	2.44%	-1.03% to -3.48%
2017	0.40% to 2.85%	32,295,222	11.84 to 10.03	354,159,256	1.93%	4.40% to 1.84%
2016	0.40% to 2.85%	30,683,591	11.34 to 9.85	325,826,434	1.98%	2.17% to -0.33%
2015	0.40% to 2.85%	29,606,252	11.10 to 9.88	311,201,240	4.92%	-0.07% to -2.52%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2019	0.40% to 0.60%	20,926	5.91 to 5.83	123,184	4.29%	10.91% to 10.68%
2018	0.40% to 0.60%	22,048	5.33 to 5.27	117,213	2.02%	-14.55% to -14.72%
2017	0.40% to 0.60%	15,330	6.24 to 6.18	95,488	10.92%	1.64% to 1.44%
2016	0.40% to 0.60%	12,213	6.14 to 6.09	74,957	1.02%	14.41% to 14.18%
2015	0.40% to 0.60%	11,828	5.37 to 5.34	63,449	4.21%	-25.96% to -26.11%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2019	0.40% to 2.55%	1,163,994	12.07 to 10.44	12,978,458	4.32%	14.19% to 11.73%
2018	0.40% to 2.50%	1,107,456	10.57 to 9.37	10,939,981	4.02%	-5.21% to -7.22%
2017	0.40% to 2.45%	1,173,838	11.15 to 10.12	12,388,382	4.93%	9.34% to 7.10%
2016	0.40% to 2.45%	804,800	10.20 to 9.45	7,844,517	5.19%	12.76% to 10.45%
2015	0.40% to 2.50%	529,314	9.05 to 8.55	4,624,115	5.22%	-2.76% to -4.81%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2019	0.40% to 0.60%	19,301	13.36 to 13.18	256,990	4.85%	14.15% to 13.92%
2018	0.40% to 0.60%	20,123	11.70 to 11.57	234,817	4.96%	-3.14% to -3.34%
2017	0.40% to 0.60%	11,334	12.08 to 11.97	136,781	4.62%	6.09% to 5.88%
2016	0.40% to 0.60%	29,352	11.39 to 11.31	334,267	5.15%	11.91% to 11.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	8,419	10.18 to 10.12	85,656	4.24%	-2.16% to -2.36%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2019	0.60% to 2.10%	222,349	11.95 to 12.81	2,895,953	1.96%	29.62% to 27.67%
2018	0.95% to 2.10%	215,922	10.23 to 10.04	2,191,798	0.66%	-9.36% to -10.42%
2017	1.05% to 2.10%	168,534	11.28 to 11.20	1,896,326	0.00%	12.83% to 12.04%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2019	0.95% to 2.45%	208,365	18.45 to 17.50	3,782,197	0.12%	35.44% to 33.39%
2018	0.95% to 2.45%	160,245	13.62 to 13.12	2,159,663	0.00%	1.40% to -0.14%
2017	0.95% to 2.20%	124,428	13.43 to 13.19	1,659,378	0.09%	29.66% to 28.03%
2016	0.95% to 2.20%	98,505	10.36 to 10.30	1,018,101	0.00%	3.58% to 2.98%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	1.15% to 2.85%	889,855	22.15 to 16.59	18,098,499	1.22%	23.71% to 21.59%
2018	1.15% to 2.85%	412,873	17.91 to 13.64	6,930,959	1.23%	-20.05% to -21.43%
2017	1.15% to 2.85%	238,311	22.40 to 17.37	4,984,087	1.69%	25.13% to 22.98%
2016	1.15% to 2.85%	96,688	17.90 to 14.12	1,605,654	0.87%	-3.57% to -5.23%
2015	1.15% to 2.05%	11,987	18.56 to 16.53	211,545	1.27%	-1.01% to -1.91%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2019	0.40% to 2.55%	814,651	23.86 to 19.54	17,482,244	0.00%	23.51% to 20.84%
2018	0.40% to 2.55%	898,461	19.32 to 16.17	15,775,103	0.63%	-7.55% to -9.56%
2017	0.40% to 2.55%	1,110,094	20.90 to 17.88	21,345,191	0.55%	17.05% to 14.53%
2016	0.40% to 2.55%	1,272,457	17.86 to 15.61	21,151,245	0.61%	10.56% to 8.18%
2015	0.40% to 2.55%	1,378,482	16.15 to 14.43	20,959,247	0.51%	-7.54% to -9.54%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2019	0.40% to 0.60%	17,421	15.56 to 15.35	270,882	0.69%	18.19% to 17.95%
2018	0.40% to 0.60%	17,884	13.17 to 13.02	235,295	0.59%	-8.71% to -8.89%
2017	0.40% to 0.60%	26,309	14.42 to 14.29	379,276	0.97%	4.96% to 4.75%
2016	0.40% to 0.60%	24,702	13.74 to 13.64	339,279	1.95%	20.48% to 20.23%
2015	0.40% to 0.60%	25,239	11.41 to 11.34	287,775	0.73%	-12.15% to -12.33%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.40% to 2.85%	6,515,519	48.47 to 38.10	281,656,169	0.00%	28.12% to 24.96%
2018	0.40% to 2.85%	7,141,535	37.83 to 30.49	243,790,188	0.00%	0.45% to -2.03%
2017	0.40% to 2.85%	7,441,709	37.66 to 31.12	255,692,808	0.00%	26.80% to 23.69%
2016	0.40% to 2.85%	7,778,961	29.70 to 25.16	213,291,589	0.00%	-11.07% to -13.25%
2015	0.40% to 2.85%	9,260,603	33.40 to 29.01	289,485,338	0.00%	12.02% to 9.27%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2019	0.40% to 0.60%	20,955	12.23 to 12.19	256,083	0.00%	38.19% to 37.91%	****
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2019	0.40% to 2.85%	4,531,754	6.69 to 5.16	25,916,249	0.00%	11.10% to 8.37%
2018	0.40% to 2.55%	4,611,558	6.02 to 4.86	23,971,126	0.00%	-28.71% to -30.26%
2017	0.40% to 2.85%	4,333,652	8.45 to 6.85	31,995,322	0.00%	-2.36% to -4.76%
2016	0.40% to 2.85%	5,646,906	8.65 to 7.19	43,116,182	0.29%	42.84% to 39.34%
2015	0.40% to 2.80%	3,711,701	6.06 to 5.17	20,106,760	0.03%	-33.89% to -35.49%
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
2019	0.80% to 1.40%	253,821	21.20 to 20.79	6,133,783	0.34%	11.72% to 11.04%
2018	0.80% to 1.40%	288,142	18.98 to 18.72	6,272,880	7.69%	-6.89% to -7.46%
2017	0.80% to 1.40%	311,850	20.38 to 20.23	7,360,076	2.34%	11.35% to 10.68%
2016	0.80% to 1.40%	344,888	18.30 to 18.28	7,379,166	0.00%	5.57% to 4.94%
2015	0.80% to 1.40%	391,393	17.34 to 17.42	7,975,891	6.65%	-13.78% to -14.30%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.80% to 1.40%	493,694	35.44 to 30.82	15,492,202	0.46%	29.55% to 28.77%
2018	0.80% to 1.40%	546,069	27.36 to 23.94	13,296,936	0.32%	-24.10% to -24.56%
2017	0.80% to 1.40%	650,129	36.05 to 31.73	20,971,090	0.41%	49.83% to 48.93%
2016	0.80% to 1.40%	699,218	24.06 to 21.31	15,129,566	0.48%	-0.70% to -1.30%
2015	0.80% to 1.40%	809,875	24.23 to 21.59	17,743,844	0.57%	-14.68% to -15.20%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.80% to 2.35%	597,024	27.05 to 5.52	10,480,871	0.00%	10.97% to 9.24%
2018	0.80% to 2.40%	689,947	24.37 to 5.04	10,676,012	0.00%	-28.85% to -30.01%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.75% to 2.45%	822,612	7.91 to 7.17	17,814,098	0.00%	-2.43% to -4.10%
2016	0.75% to 2.45%	968,351	8.11 to 7.48	21,408,506	0.41%	42.64% to 40.20%
2015	0.75% to 2.75%	1,147,129	5.69 to 5.28	17,634,850	0.03%	-33.95% to -35.28%
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15% to 1.35%	5,849	28.41 to 27.49	162,425	0.54%	26.91% to 26.65%
2018	1.15% to 1.35%	5,933	22.39 to 21.70	129,994	0.42%	-14.31% to -14.48%
2017	1.15% to 1.35%	7,477	26.13 to 25.38	191,617	0.68%	25.01% to 24.75%
2016	1.15% to 1.35%	8,424	20.90 to 20.34	173,052	1.00%	2.70% to 2.50%
2015	1.15% to 1.35%	18,880	20.35 to 19.85	378,872	0.57%	-4.23% to -4.42%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2019	0.40% to 2.40%	188,313	10.86 to 10.71	1,687,024	3.33%	8.60% to 7.14%	****
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.40% to 2.75%	2,719,852	40.52 to 29.78	96,591,484	0.00%	24.33% to 21.40%
2018	0.40% to 2.85%	2,983,354	32.59 to 24.17	86,150,917	0.00%	0.90% to -1.60%
2017	0.40% to 2.85%	2,937,303	32.30 to 24.57	84,900,413	0.00%	25.36% to 22.28%
2016	0.40% to 2.85%	2,939,252	25.76 to 20.09	68,560,466	0.00%	7.32% to 4.68%
2015	0.40% to 2.85%	3,360,935	24.01 to 19.19	73,872,903	0.00%	-3.27% to -5.65%
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2019	1.40% to 1.75%	403	34.57 to 33.43	13,839	0.00%	35.13% to 34.65%
2018	1.40% to 1.75%	850	25.59 to 24.83	21,663	0.00%	-1.14% to -1.49%
2017	1.40% to 1.75%	850	25.88 to 25.20	21,922	0.01%	32.72% to 32.25%
2016	1.40% to 1.75%	850	19.50 to 19.06	16,525	0.00%	-0.89% to -1.24%
2015	1.15% to 1.75%	1,680	19.95 to 19.30	33,009	0.00%	0.18% to -0.43%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I (CAF)
2015	0.40% to 1.40%	1,160,643	13.76 to 27.09	34,653,285	0.34%	4.25% to 3.20%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class II (CAF2)
2015	0.40% to 2.75%	4,058,798	15.34 to 13.72	58,924,357	0.51%	3.95% to 1.49%
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)
2017	0.95% to 2.25%	40,251	14.05 to 13.73	618,423	1.34%	9.62% to 8.19%
2016	0.95% to 2.25%	43,051	12.82 to 12.69	605,853	1.53%	-5.39% to -6.62%
2015	0.95% to 2.25%	52,107	13.55 to 13.59	780,232	1.57%	-7.32% to -8.54%
Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP Fund: Class 2 (FTVHI2)
2016	0.40% to 0.60%	19,397	10.74 to 10.66	207,191	6.75%	16.48% to 16.25%
2015	0.40% to 0.60%	16,935	9.22 to 9.17	155,574	2.28%	-9.49% to -9.67%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)
2017	0.40%	1,343	9.62	12,919	0.69%	-2.71%
2016	0.40%	770	9.89	7,614	2.04%	0.34%
2015	0.40%	770	9.85	7,588	0.87%	-1.45%	****
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB (PVGIB)
2016	1.05% to 2.10%	77,968	20.58 to 19.56	1,664,605	1.84%	13.81% to 12.61%
2015	1.05% to 2.45%	104,940	18.08 to 16.60	1,965,355	1.87%	-8.50% to -9.79%
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB (PVTVB)
2015	0.95% to 2.20%	55,063	20.48 to 19.13	1,160,971	1.25%	-7.00% to -8.18%
Wells Fargo Variable Trust - VT Total Return Bond Fund: Class 2 (WFVTRB)
2015	1.15% to 1.25%	21,348	14.46 to 14.30	305,653	1.28%	-1.02% to -1.12%

2019	Reserves for annuity contracts in payout phase:	$14,183,312
2019	Contract Owners’ Equity:	$55,490,273,506
2018	Reserves for annuity contracts in payout phase:	$11,069,590
2018	Contract Owners’ Equity:	$48,895,196,042
2017	Reserves for annuity contracts in payout phase:	$10,580,370
2017	Contract Owners’ Equity:	$54,201,450,452
2016	Reserves for annuity contracts in payout phase:	$9,930,422
2016	Contract Owners’ Equity:	$48,380,816,200
2015	Reserves for annuity contracts in payout phase:	$9,994,873
2015	Contract Owners’ Equity:	$45,303,722,763

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values.  Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/resolution.htm
2)	Not Applicable
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/underwriting.htm
4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103095) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090303000021/exhibit4.txt
5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103095) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090303000021/exhibit5.txt
6)	Depositor’s Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm

c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Not Applicable
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
https://www.sec.gov/Archives/edgar/data/740269/000119090311000372/algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119312517122065/d324999dex9926h.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm

10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm

32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090308000149/schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090310001883/huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090311000343/victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312516540962/d149778dex9924b31.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
https://www.sec.gov/Archives/edgar/data/1005336/000119312519030616/d699044dex99nnn.htm

43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
9)	Opinion of Counsel – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103095) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090303000021/exhibit9.txt
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable
12)	Not Applicable
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2020, was 14,182 and 10,713 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15

Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact